UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

1 Iron Street, Boston, MA 02210

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: March 31, 2016

Date of reporting period: September 30, 2015

Item 1.	Reports to Stockholders.

September 30, 2015

2015 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares Global Consumer Discretionary ETF | RXI | NYSE Arca
➢	iShares Global Consumer Staples ETF | KXI | NYSE Arca
➢	iShares Global Energy ETF | IXC | NYSE Arca
➢	iShares Global Financials ETF | IXG | NYSE Arca
➢	iShares Global Healthcare ETF | IXJ | NYSE Arca
➢	iShares Global Industrials ETF | EXI | NYSE Arca
➢	iShares Global Materials ETF | MXI | NYSE Arca
➢	iShares Global Tech ETF | IXN | NYSE Arca
➢	iShares Global Telecom ETF | IXP | NYSE Arca
➢	iShares Global Utilities ETF | JXI | NYSE Arca

Fund Performance Overview

iSHARES® GLOBAL CONSUMER DISCRETIONARY ETF

Performance as of September 30, 2015

The iShares Global Consumer Discretionary ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the consumer discretionary sector, as represented by the S&P Global 1200 Consumer Discretionary Sector IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2015, the total return for the Fund was -5.23%, net of fees, while the total return for the Index was -5.05%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	6.77%	6.97%	6.94%	6.77%	6.97%	6.94%
5 Years	13.68%	13.73%	13.56%	89.87%	90.30%	88.84%
Since Inception	7.51%	7.52%	7.48%	92.53%	92.70%	92.10%

The inception date of the Fund was 9/12/06. The first day of secondary market trading was 9/21/06.

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period [a]	Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$947.70	$2.29	$1,000.00	$1,022.70	$2.38	0.47%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 15 for more information.

ALLOCATION BY SECTOR

As of 9/30/15

Sector	Percentage of Total Investments*

Retailing	29.53%
Automobiles & Components	22.27
Media	21.38
Consumer Durables & Apparel	14.64
Consumer Services	12.18

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 9/30/15

Country	Percentage of Total Investments*

United States	59.79%
Japan	13.72
United Kingdom	6.63
France	5.35
Germany	4.96
Canada	1.99
Switzerland	1.51
Netherlands	1.18
Sweden	1.15
Spain	1.00

TOTAL	97.28%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® GLOBAL CONSUMER STAPLES ETF

Performance as of September 30, 2015

The iShares Global Consumer Staples ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the consumer staples sector, as represented by the S&P Global 1200 Consumer Staples Sector IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2015, the total return for the Fund was -1.87%, net of fees, while the total return for the Index was -1.91%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	3.70%	3.72%	3.69%	3.70%	3.72%	3.69%
5 Years	10.79%	10.77%	10.81%	66.94%	66.79%	67.10%
Since Inception	8.71%	8.72%	8.74%	113.03%	113.09%	113.53%

The inception date of the Fund was 9/12/06. The first day of secondary market trading was 9/21/06.

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period [a]	Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$981.30	$2.33	$1,000.00	$1,022.70	$2.38	0.47%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 15 for more information.

ALLOCATION BY SECTOR

As of 9/30/15

Sector	Percentage of Total Investments*

Beverages	22.93%
Food Products	21.29
Food & Staples Retailing	21.14
Tobacco	14.61
Household Products	12.99
Personal Products	7.04

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 9/30/15

Country	Percentage of Total Investments*

United States	53.17%
United Kingdom	14.03
Switzerland	7.56
Japan	6.37
France	3.81
Netherlands	3.45
Belgium	3.15
Australia	1.85
Canada	1.50
Brazil	1.07

TOTAL	95.96%

*	Excludes money market funds.

6	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® GLOBAL ENERGY ETF

Performance as of September 30, 2015

The iShares Global Energy ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the energy sector, as represented by the S&P Global 1200 Energy Sector IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2015, the total return for the Fund was -18.61%, net of fees, while the total return for the Index was -18.80%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(32.91)%	(32.67)%	(33.12)%	(32.91)%	(32.67)%	(33.12)%
5 Years	(0.78)%	(0.79)%	(0.79)%	(3.84)%	(3.88)%	(3.87)%
10 Years	0.60%	0.61%	0.59%	6.12%	6.23%	6.09%

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period [a]	Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$813.90	$2.13	$1,000.00	$1,022.70	$2.38	0.47%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 15 for more information.

ALLOCATION BY SECTOR

As of 9/30/15

Sector	Percentage of Total Investments*

Integrated Oil & Gas	55.60%
Oil & Gas Exploration & Production	18.01
Oil & Gas Equipment & Services	9.97
Oil & Gas Storage & Transportation	9.24
Oil & Gas Refining & Marketing	6.02
Oil & Gas Drilling	0.80
Coal & Consumable Fuels	0.36

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 9/30/15

Country	Percentage of Total Investments*

United States	59.51%
United Kingdom	15.26
Canada	8.97
France	5.78
Italy	2.53
China	2.38
Australia	1.73
Norway	0.99
Japan	0.95
Brazil	0.78

TOTAL	98.88%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® GLOBAL FINANCIALS ETF

Performance as of September 30, 2015

The iShares Global Financials ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the financials sector, as represented by the S&P Global 1200 Financials Sector IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2015, the total return for the Fund was -8.48%, net of fees, while the total return for the Index was -8.56%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(6.61)%	(6.44)%	(6.74)%	(6.61)%	(6.44)%	(6.74)%
5 Years	5.78%	5.84%	5.85%	32.47%	32.81%	32.86%
10 Years	(0.26)%	(0.24)%	(0.22)%	(2.53)%	(2.35)%	(2.17)%

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period [a]	Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$915.20	$2.25	$1,000.00	$1,022.70	$2.38	0.47%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 15 for more information.

ALLOCATION BY SECTOR

As of 9/30/15

Sector	Percentage of Total Investments*

Banks	48.64%
Insurance	19.48
Capital Markets	9.68
Real Estate Investment Trusts (REITs)	9.55
Diversified Financial Services	7.49
Real Estate Management & Development	2.83
Consumer Finance	2.26
Thrifts & Mortgage Finance	0.07

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 9/30/15

Country	Percentage of Total Investments*

United States	45.47%
United Kingdom	8.52
Japan	7.08
Australia	6.62
Canada	5.95
Switzerland	3.11
France	3.10
Germany	2.68
China	2.65
Spain	2.60

TOTAL	87.78%

*	Excludes money market funds.

8	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® GLOBAL HEALTHCARE ETF

Performance as of September 30, 2015

The iShares Global Healthcare ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the healthcare sector, as represented by the S&P Global 1200 Health Care Sector IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2015, the total return for the Fund was -7.89%, net of fees, while the total return for the Index was -7.81%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	1.96%	1.96%	2.09%	1.96%	1.96%	2.09%
5 Years	16.33%	16.35%	16.42%	113.05%	113.27%	113.86%
10 Years	8.62%	8.60%	8.68%	128.68%	128.25%	129.97%

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period [a]	Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$921.10	$2.26	$1,000.00	$1,022.70	$2.38	0.47%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 15 for more information.

ALLOCATION BY SECTOR

As of 9/30/15

Sector	Percentage of Total Investments*

Pharmaceuticals	58.00%
Biotechnology	14.53
Health Care Providers & Services	13.75
Health Care Equipment & Supplies	10.58
Life Sciences Tools & Services	2.30
Health Care Technology	0.48
Electronic Equipment, Instruments & Components	0.36

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 9/30/15

Country	Percentage of Total Investments*

United States	61.22%
Switzerland	11.68
United Kingdom	5.95
Germany	4.33
Japan	4.26
France	3.58
Denmark	2.85
Ireland	2.84
Canada	1.48
Australia	1.12

TOTAL	99.31%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® GLOBAL INDUSTRIALS ETF

Performance as of September 30, 2015

The iShares Global Industrials ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the industrials sector, as represented by the S&P Global 1200 Industrials Sector IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2015, the total return for the Fund was -10.07%, net of fees, while the total return for the Index was -10.23%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(7.17)%	(7.09)%	(7.25)%	(7.17)%	(7.09)%	(7.25)%
5 Years	7.75%	7.77%	7.63%	45.27%	45.38%	44.41%
Since Inception	4.67%	4.67%	4.65%	51.22%	51.15%	50.87%

The inception date of the Fund was 9/12/06. The first day of secondary market trading was 9/21/06.

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period [a]	Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$899.30	$2.23	$1,000.00	$1,022.70	$2.38	0.47%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 15 for more information.

ALLOCATION BY SECTOR

As of 9/30/15

Sector	Percentage of Total Investments*

Capital Goods	68.86%
Transportation	23.22
Commercial & Professional Services	7.92

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 9/30/15

Country	Percentage of Total Investments*

United States	51.78%
Japan	15.36
United Kingdom	5.84
France	5.78
Germany	3.97
Sweden	2.79
Switzerland	2.65
Canada	2.28
Australia	1.46
Spain	1.20

TOTAL	93.11%

*	Excludes money market funds.

10	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® GLOBAL MATERIALS ETF

Performance as of September 30, 2015

The iShares Global Materials ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the materials sector, as represented by the S&P Global 1200 Materials Sector IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2015, the total return for the Fund was -20.65%, net of fees, while the total return for the Index was -20.68%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(24.02)%	(23.60)%	(23.99)%	(24.02)%	(23.60)%	(23.99)%
5 Years	(4.64)%	(4.63)%	(4.47)%	(21.15)%	(21.12)%	(20.46)%
Since Inception	0.77%	0.79%	1.00%	7.17%	7.38%	9.38%

The inception date of the Fund was 9/12/06. The first day of secondary market trading was 9/21/06.

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period [a]	Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$793.50	$2.11	$1,000.00	$1,022.70	$2.38	0.47%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 15 for more information.

ALLOCATION BY SECTOR

As of 9/30/15

Sector	Percentage of Total Investments*

Chemicals	57.75%
Metals & Mining	27.65
Construction Materials	7.01
Containers & Packaging	4.80
Paper & Forest Products	2.79

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 9/30/15

Country	Percentage of Total Investments*

United States	35.27%
Japan	9.97
Germany	9.48
United Kingdom	9.04
Australia	7.48
Canada	5.58
Switzerland	5.39
France	3.75
Taiwan	2.48
Ireland	2.04

TOTAL	90.48%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overview

iSHARES® GLOBAL TECH ETF

Performance as of September 30, 2015

The iShares Global Tech ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the technology sector, as represented by the S&P Global 1200 Information Technology Sector IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2015, the total return for the Fund was -6.32%, net of fees, while the total return for the Index was -6.25%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(0.31)%	(0.55)%	(0.21)%	(0.31)%	(0.55)%	(0.21)%
5 Years	11.36%	11.30%	11.60%	71.27%	70.76%	73.09%
10 Years	6.65%	6.63%	6.94%	90.46%	90.06%	95.59%

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period [a]	Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$936.80	$2.28	$1,000.00	$1,022.70	$2.38	0.47%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 15 for more information.

ALLOCATION BY SECTOR

As of 9/30/15

Sector	Percentage of Total Investments*

Technology Hardware, Storage & Peripherals	22.23%
Software	18.18
Internet Software & Services	17.00
IT Services	16.35
Semiconductors & Semiconductor Equipment	13.87
Communications Equipment	7.42
Electronic Equipment, Instruments & Components	4.95

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 9/30/15

Country	Percentage of Total Investments*

United States	79.92%
Japan	5.06
South Korea	3.02
Taiwan	2.97
China	2.08
Germany	1.73
Netherlands	1.01
France	0.90
Sweden	0.87
United Kingdom	0.67

TOTAL	98.23%

*	Excludes money market funds.

12	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® GLOBAL TELECOM ETF

Performance as of September 30, 2015

The iShares Global Telecom ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the telecommunications sector, as represented by the S&P Global 1200 Telecommunications Services Sector IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2015, the total return for the Fund was -6.00%, net of fees, while the total return for the Index was -6.09%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(6.78)%	(6.57)%	(6.94)%	(6.78)%	(6.57)%	(6.94)%
5 Years	5.75%	5.74%	5.64%	32.28%	32.17%	31.54%
10 Years	5.76%	5.76%	5.64%	75.13%	74.99%	73.15%

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period [a]	Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$940.00	$2.28	$1,000.00	$1,022.70	$2.38	0.47%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 15 for more information.

ALLOCATION BY SECTOR

As of 9/30/15

Sector	Percentage of Total Investments*

Diversified Telecommunication Services	76.88%
Wireless Telecommunication Services	23.12

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 9/30/15

Country	Percentage of Total Investments*

United States	36.30%
United Kingdom	12.14
Japan	10.21
Canada	5.85
China	5.79
Germany	4.75
Spain	4.65
Australia	4.26
France	3.12
Mexico	2.27

TOTAL	89.34%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	13

Fund Performance Overview

iSHARES® GLOBAL UTILITIES ETF

Performance as of September 30, 2015

The iShares Global Utilities ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the utilities sector, as represented by the S&P Global 1200 Utilities Sector IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2015, the total return for the Fund was -2.81%, net of fees, while the total return for the Index was -3.01%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(3.98)%	(3.83)%	(4.28)%	(3.98)%	(3.83)%	(4.28)%
5 Years	3.83%	3.80%	3.56%	20.69%	20.49%	19.11%
Since Inception	2.35%	2.36%	2.16%	23.38%	23.46%	21.29%

The inception date of the Fund was 9/12/06. The first day of secondary market trading was 9/21/06.

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period [a]	Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$971.90	$2.32	$1,000.00	$1,022.70	$2.38	0.47%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 15 for more information.

ALLOCATION BY SECTOR

As of 9/30/15

Sector	Percentage of Total Investments*

Electric Utilities	52.63%
Multi-Utilities	36.67
Gas Utilities	7.17
Water Utilities	1.79
Independent Power and Renewable Electricity Producers	1.74

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 9/30/15

Country	Percentage of Total Investments*

United States	54.84%
United Kingdom	11.69
Spain	6.55
Italy	5.06
Japan	5.05
France	5.01
Hong Kong	4.29
Germany	2.33
Australia	1.47
Portugal	0.97

TOTAL	97.26%

*	Excludes money market funds.

14	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on March 31, 2015 and held through September 30, 2015, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	15

Schedule of Investments (Unaudited)

iSHARES® GLOBAL CONSUMER DISCRETIONARY ETF

September 30, 2015

Security	Shares	Value
COMMON STOCKS — 98.53%

AUSTRALIA — 0.11%
Crown Resorts Ltd.	41,724	$290,077

		290,077
CANADA — 1.98%
Canadian Tire Corp. Ltd. Class A	5,917	529,825
Dollarama Inc.	8,845	594,615
Gildan Activewear Inc.	17,751	533,311
Magna International Inc. Class A	28,487	1,360,075
Restaurant Brands International Inc.	14,640	524,581
Shaw Communications Inc. Class B	33,184	639,572
Thomson Reuters Corp.	24,339	973,778

		5,155,757
DENMARK — 0.40%
Pandora A/S	8,906	1,038,084

		1,038,084
FINLAND — 0.09%
Nokian Renkaat OYJ	7,137	230,316

		230,316
FRANCE — 5.33%
Accor SA	12,078	563,011
Christian Dior SE	3,538	659,729
Cie. Generale des Etablissements Michelin Class B	13,908	1,264,029
Hermes International	1,464	531,111
Kering	5,063	825,129
Lagardere SCA	7,808	215,626
LVMH Moet Hennessy Louis Vuitton SE	19,032	3,233,407
Peugeot SAa,b	32,696	491,066
Publicis Groupe SA	14,335	975,768
Renault SA	14,701	1,050,239
SES SA	25,193	792,188
Sodexo SA	7,015	579,456
Valeo SA	5,734	772,869
Vivendi SA	81,191	1,915,000

		13,868,628
GERMANY — 4.17%
adidas AG	14,579	1,171,876
Bayerische Motoren Werke AG	23,058	2,039,003
Continental AG	7,686	1,630,962
Daimler AG Registered	70,455	5,100,152

Security	Shares	Value
ProSiebenSat.1 Media SE Registered	14,579	$713,443
Volkswagen AG	1,647	192,947

		10,848,383
HONG KONG — 0.68%
Galaxy Entertainment Group Ltd.[a]	244,000	620,228
Michael Kors Holdings Ltd.[b]	13,542	572,014
Sands China Ltd.[a]	195,200	586,856

		1,779,098
ITALY — 0.50%
Luxottica Group SpA	8,784	607,918
Mediaset SpA	45,079	206,813
Pirelli & C. SpA	28,548	477,044

		1,291,775
JAPAN — 13.68%
Aisin Seiki Co. Ltd.	12,200	407,465
Bridgestone Corp.	48,800	1,681,199
Denso Corp.	36,600	1,538,994
Dentsu Inc.	18,300	935,131
Fast Retailing Co. Ltd.	4,400	1,781,455
Fuji Heavy Industries Ltd.	48,800	1,745,171
Honda Motor Co. Ltd.	128,100	3,785,295
Isuzu Motors Ltd.	48,800	486,920
Nikon Corp.[a]	30,500	367,228
Nissan Motor Co. Ltd.	189,100	1,727,344
Nitori Holdings Co. Ltd.	6,100	476,224
Oriental Land Co. Ltd./Japan	16,300	907,650
Panasonic Corp.	164,700	1,655,045
Rakuten Inc.	61,000	776,220
Sekisui House Ltd.	48,800	759,922
Sony Corp.	85,400	2,066,813
Sumitomo Electric Industries Ltd.	61,000	775,966
Suzuki Motor Corp.	30,500	932,585
Toyota Industries Corp.	14,600	689,985
Toyota Motor Corp.	207,400	12,071,852

		35,568,464
MEXICO — 0.35%
Grupo Televisa SAB	176,900	920,683

		920,683
NETHERLANDS — 1.18%
Altice NV Class Aa,b	21,777	455,178
Fiat Chrysler Automobiles NVa,b	63,928	828,485
RELX NV	70,497	1,146,546
Wolters Kluwer NV	20,374	625,645

		3,055,854

16	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL CONSUMER DISCRETIONARY ETF

September 30, 2015

Security	Shares	Value
SOUTH KOREA — 0.20%
Hyundai Motor Co. GDR	7,549	$522,246

		522,246
SPAIN — 1.00%
Industria de Diseno Textil SA	77,409	2,586,184

		2,586,184
SWEDEN — 1.14%
Electrolux AB Class B	17,385	489,190
Hennes & Mauritz AB Class B	68,076	2,481,305

		2,970,495
SWITZERLAND — 1.51%
Cie. Financiere Richemont SA Class A Registered	36,417	2,821,376
Swatch Group AG (The) Bearer	2,257	833,873
Swatch Group AG (The) Registered	3,721	267,527

		3,922,776
UNITED KINGDOM — 6.61%
Burberry Group PLC	31,293	648,447
Carnival PLC	15,189	787,548
Compass Group PLC	120,170	1,916,750
Daily Mail & General Trust PLC Class A NVS	20,923	238,808
GKN PLC	135,542	550,237
InterContinental Hotels Group PLC	17,263	597,246
ITV PLC	260,409	970,358
Kingfisher PLC	169,458	920,478
Ladbrokes PLC	76,982	111,594
Marks & Spencer Group PLC	115,656	877,701
Next PLC	11,468	1,321,945
Pearson PLC	58,499	998,650
Persimmon PLC	21,167	643,819
RELX PLC	78,507	1,346,157
Sky PLC	76,067	1,202,923
Taylor Wimpey PLC	221,186	655,006
UBM PLC	31,132	228,995
Whitbread PLC	12,871	910,089
William Hill PLC	65,270	346,828
WPP PLC	92,232	1,918,196

		17,191,775
UNITED STATES — 59.60%
Advance Auto Parts Inc.	5,246	994,274
Amazon.com Inc.[b]	26,840	13,739,128
AutoNation Inc.[b]	5,185	301,663
AutoZone Inc.[a,b]	2,196	1,589,531

Security	Shares	Value
Bed Bath & Beyond Inc.[a,b]	12,688	$723,470
Best Buy Co. Inc.	21,594	801,569
BorgWarner Inc.	17,080	710,357
Cablevision Systems Corp. Class A	15,433	501,109
CarMax Inc.[a,b]	14,579	864,826
Carnival Corp.	31,415	1,561,325
CBS Corp. Class B NVS	31,476	1,255,892
Chipotle Mexican Grill Inc.[b]	2,196	1,581,669
Coach Inc.	19,581	566,478
Comcast Corp. Class A	158,905	9,038,516
Comcast Corp. Class A Special NVS	15,494	886,877
Darden Restaurants Inc.	8,296	568,608
Delphi Automotive PLC	20,252	1,539,962
Discovery Communications Inc. Class Aa,b	13,237	344,559
Discovery Communications Inc. Class C NVS[b]	15,982	388,203
Dollar General Corp.	21,228	1,537,756
Dollar Tree Inc.[b]	16,470	1,097,890
DR Horton Inc.	23,119	678,774
Expedia Inc.	6,893	811,168
Ford Motor Co.	277,672	3,768,009
Fossil Group Inc.[a,b]	3,416	190,886
GameStop Corp. Class Aa	7,625	314,226
Gap Inc. (The)	18,422	525,027
Garmin Ltd.	8,357	299,849
General Motors Co.	101,809	3,056,306
Genuine Parts Co.	10,492	869,682
Goodyear Tire & Rubber Co. (The)	19,459	570,732
H&R Block Inc.	18,849	682,334
Hanesbrands Inc.	27,877	806,760
Harley-Davidson Inc.	15,067	827,178
Harman International Industries Inc.	5,002	480,142
Hasbro Inc.	7,747	558,869
Home Depot Inc. (The)	90,158	10,412,347
Interpublic Group of Companies Inc. (The)	27,633	528,619
Johnson Controls Inc.	46,360	1,917,450
Kohl’s Corp.	14,274	661,029
L Brands Inc.	18,422	1,660,375
Leggett & Platt Inc.	9,821	405,116
Lennar Corp. Class A	12,261	590,122
Lowe’s Companies Inc.	65,453	4,511,021
Macy’s Inc.	23,424	1,202,120
Marriott International Inc./MD Class A	13,847	944,365

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL CONSUMER DISCRETIONARY ETF

September 30, 2015

Security	Shares	Value
Mattel Inc.	24,827	$522,857
McDonald’s Corp.	66,002	6,503,177
Mohawk Industries Inc.[b]	4,392	798,422
Netflix Inc.[b]	29,829	3,080,143
Newell Rubbermaid Inc.	17,873	709,737
News Corp. Class A	29,829	376,442
NIKE Inc. Class B	47,275	5,813,407
Nordstrom Inc.	10,187	730,510
O’Reilly Automotive Inc.[a,b]	6,954	1,738,500
Omnicom Group Inc.	17,263	1,137,632
Priceline Group Inc. (The)[b]	3,538	4,376,011
PulteGroup Inc.	21,960	414,385
PVH Corp.	5,856	596,961
Ralph Lauren Corp.	4,331	511,751
Ross Stores Inc.	28,609	1,386,678
Royal Caribbean Cruises Ltd.	11,956	1,065,160
Scripps Networks Interactive Inc. Class A	7,259	357,070
Signet Jewelers Ltd.	5,551	755,658
Staples Inc.	45,811	537,363
Starbucks Corp.	103,212	5,866,570
Starwood Hotels & Resorts Worldwide Inc.	11,712	778,614
Target Corp.	44,347	3,488,335
TEGNA Inc.	15,738	352,374
Tiffany & Co.	7,808	602,934
Time Warner Cable Inc.	20,069	3,599,777
Time Warner Inc.	57,157	3,929,544
TJX Companies Inc. (The)	47,763	3,411,233
Tractor Supply Co.	9,211	776,672
TripAdvisor Inc.[b]	7,930	499,749
Twenty-First Century Fox Inc. Class A	98,210	2,649,706
Twenty-First Century Fox Inc. Class B	16,348	442,540
Under Armour Inc. Class Aa,b	12,383	1,198,427
Urban Outfitters Inc.[a,b]	7,137	209,685
VF Corp.	23,485	1,601,912
Viacom Inc. Class B NVS	25,071	1,081,814
Walt Disney Co. (The)	108,824	11,121,813
Whirlpool Corp.	5,551	817,440
Wyndham Worldwide Corp.	8,052	578,939
Wynn Resorts Ltd.	5,795	307,830
Yum! Brands Inc.	30,012	2,399,459

		154,993,399

TOTAL COMMON STOCKS (Cost: $280,710,994)		256,233,994

Security	Shares	Value
PREFERRED STOCKS — 1.14%

GERMANY — 0.77%
Bayerische Motoren Werke AG	3,538	$242,210
Porsche Automobil Holding SE	11,224	477,284
Volkswagen AG	11,712	1,277,936

		1,997,430
SOUTH KOREA — 0.37%
Hyundai Motor Co. GDR[a,c]	21,411	976,342

		976,342

TOTAL PREFERRED STOCKS (Cost: $5,372,231)		2,973,772

SHORT-TERM INVESTMENTS — 2.58%

MONEY MARKET FUNDS — 2.58%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[d,e,f]	6,143,346	6,143,346
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%[d,e,f]	336,739	336,739
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[d,e]	232,450	232,450

		6,712,535

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,712,535)		6,712,535

TOTAL INVESTMENTS IN SECURITIES — 102.25% (Cost: $292,795,760)		265,920,301
Other Assets, Less Liabilities — (2.25)%		(5,863,742)

NET ASSETS — 100.00%		$260,056,559

GDR — Global Depositary Receipts

NVS — Non-Voting Shares

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

18	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® GLOBAL CONSUMER STAPLES ETF

September 30, 2015

Security	Shares	Value
COMMON STOCKS — 98.92%

AUSTRALIA — 1.84%
Coca-Cola Amatil Ltd.	123,704	$782,709
Wesfarmers Ltd.	213,731	5,886,633
Woolworths Ltd.	240,863	4,201,588

		10,870,930
BELGIUM — 3.13%
Anheuser-Busch InBev SA/NV	152,950	16,205,727
Colruyt SA	12,103	581,334
Delhaize Group	19,684	1,738,005

		18,525,066
BRAZIL — 1.06%
Ambev SA ADR	829,521	4,064,653
BRF SA ADR	124,621	2,217,007

		6,281,660
CANADA — 1.49%
Alimentation Couche-Tard Inc. Class B	79,002	3,616,284
George Weston Ltd.	9,177	738,979
Loblaw Companies Ltd.	41,457	2,124,644
Metro Inc.	47,533	1,289,103
Saputo Inc.	48,545	1,060,915

		8,829,925
CHILE — 0.07%
Cencosud SA ADR[a]	73,728	430,572

		430,572
CHINA — 0.20%
Want Want China Holdings Ltd.[a]	1,459,000	1,197,314

		1,197,314
DENMARK — 0.27%
Carlsberg A/S Class B	20,881	1,601,244

		1,601,244
FRANCE — 3.79%
Carrefour SA	111,188	3,281,562
Danone SA	114,380	7,203,515
L’Oreal SA	46,160	7,989,119
Pernod Ricard SA	39,102	3,936,140

		22,410,336
GERMANY — 0.42%
Beiersdorf AG	18,090	1,598,676
METRO AG	31,065	856,158

		2,454,834

Security	Shares	Value
IRELAND — 0.35%
Kerry Group PLC Class A	27,132	$2,033,711

		2,033,711
JAPAN — 6.34%
Aeon Co. Ltd.	172,217	2,667,412
Ajinomoto Co. Inc.	121,000	2,540,934
Asahi Group Holdings Ltd.	89,998	2,908,131
Japan Tobacco Inc.	216,300	6,673,306
Kao Corp.	94,800	4,276,745
Kirin Holdings Co. Ltd.	172,996	2,261,305
Lawson Inc.	13,400	985,714
MEIJI Holdings Co. Ltd.	28,200	2,057,930
NH Foods Ltd.	40,000	813,593
Nissin Foods Holdings Co. Ltd.	17,300	793,028
Seven & I Holdings Co. Ltd.	147,637	6,710,941
Shiseido Co. Ltd.	74,900	1,626,330
Unicharm Corp.	93,000	1,641,565
Yakult Honsha Co. Ltd.	30,820	1,528,584

		37,485,518
MEXICO — 1.04%
Fomento Economico Mexicano SAB de CV	414,209	3,697,310
Wal-Mart de Mexico SAB de CV	1,003,910	2,459,015

		6,156,325
NETHERLANDS — 3.44%
Heineken Holding NV	17,290	1,228,056
Heineken NV	40,033	3,228,176
Koninklijke Ahold NV	156,013	3,031,942
Unilever NV CVA	320,131	12,825,151

		20,313,325
NORWAY — 0.21%
Orkla ASA	167,846	1,241,628

		1,241,628
SPAIN — 0.13%
Distribuidora Internacional de Alimentacion SA	128,219	773,301

		773,301
SWEDEN — 0.75%
Svenska Cellulosa AB SCA Class B	116,202	3,239,283
Swedish Match AB	40,014	1,205,613

		4,444,896
SWITZERLAND — 7.52%
Nestle SA Registered	593,047	44,458,799

		44,458,799

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL CONSUMER STAPLES ETF

September 30, 2015

Security	Shares	Value
UNITED KINGDOM — 13.96%
Associated British Foods PLC	66,500	$3,364,411
British American Tobacco PLC	347,396	19,170,123
Diageo PLC	467,628	12,541,150
Imperial Tobacco Group PLC	178,486	9,227,443
J Sainsbury PLC[a]	259,450	1,025,735
Reckitt Benckiser Group PLC	121,878	11,052,881
SABMiller PLC	183,276	10,374,558
Tate & Lyle PLC	92,435	823,294
Tesco PLC	1,496,915	4,153,972
Unilever PLC	238,469	9,702,393
Wm Morrison Supermarkets PLC	444,752	1,118,996

		82,554,956
UNITED STATES — 52.91%
Altria Group Inc.	366,149	19,918,506
Archer-Daniels-Midland Co.	112,599	4,667,229
Brown-Forman Corp. Class B	20,216	1,958,930
Campbell Soup Co.	34,314	1,739,034
Clorox Co. (The)	24,560	2,837,417
Coca-Cola Co. (The)	726,845	29,161,021
Coca-Cola Enterprises Inc.	40,809	1,973,115
Colgate-Palmolive Co.	166,117	10,541,785
ConAgra Foods Inc.	80,997	3,281,188
Constellation Brands Inc. Class A	32,319	4,046,662
Costco Wholesale Corp.	81,263	11,748,192
CVS Health Corp.	206,106	19,885,107
Dr Pepper Snapple Group Inc.	36,310	2,870,306
Estee Lauder Companies Inc. (The) Class A	41,864	3,377,588
General Mills Inc.	111,706	6,270,058
Hershey Co. (The)	27,398	2,517,328
Hormel Foods Corp.	25,358	1,605,415
JM Smucker Co. (The)	19,152	2,185,052
Kellogg Co.	47,802	3,181,223
Keurig Green Mountain Inc.	22,717	1,184,464
Kimberly-Clark Corp.	67,697	7,381,681
Kraft Heinz Co. (The)	110,656	7,810,101
Kroger Co. (The)	180,614	6,514,747
McCormick & Co. Inc./MD	21,812	1,792,510
Mead Johnson Nutrition Co.	38,038	2,677,875
Molson Coors Brewing Co. Class B	29,446	2,444,607
Mondelez International Inc. Class A	300,713	12,590,853
Monster Beverage Corp.[b]	28,595	3,864,328
PepsiCo Inc.	272,783	25,723,437
Philip Morris International Inc.	288,477	22,884,880
Procter & Gamble Co. (The)	504,336	36,281,932

Security	Shares	Value
Reynolds American Inc.	155,876	$6,900,631
Sysco Corp.	102,552	3,996,451
Tyson Foods Inc. Class A	56,531	2,436,486
Wal-Mart Stores Inc.	292,600	18,972,184
Walgreens Boots Alliance Inc.	162,393	13,494,858
Whole Foods Market Inc.	66,416	2,102,066

		312,819,247

TOTAL COMMON STOCKS (Cost: $530,541,015)		584,883,587

PREFERRED STOCKS — 0.58%

GERMANY — 0.58%
Henkel AG & Co. KGaA	33,649	3,454,456

		3,454,456

TOTAL PREFERRED STOCKS (Cost: $3,020,132)		3,454,456

SHORT-TERM INVESTMENTS — 0.40%

MONEY MARKET FUNDS — 0.40%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[c,d,e]	1,982,667	1,982,667
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%[c,d,e]	108,677	108,677
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[c,d]	288,809	288,809

		2,380,153

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,380,153)		2,380,153

TOTAL INVESTMENTS IN SECURITIES — 99.90% (Cost: $535,941,300)		590,718,196
Other Assets, Less Liabilities — 0.10%		570,019

NET ASSETS — 100.00%		$591,288,215

ADR — American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

20	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® GLOBAL ENERGY ETF

September 30, 2015

Security	Shares	Value
COMMON STOCKS — 99.24%

AUSTRALIA — 1.73%
Caltex Australia Ltd.	109,201	$2,398,751
Oil Search Ltd.	465,532	2,344,016
Origin Energy Ltd.	441,917	1,893,051
Santos Ltd.	397,729	1,111,635
Woodside Petroleum Ltd.	282,761	5,744,600

		13,492,053
AUSTRIA — 0.18%
OMV AG	57,571	1,396,448

		1,396,448
BRAZIL — 0.39%
Ultrapar Participacoes SA ADR	181,734	3,038,593

		3,038,593
CANADA — 8.93%
ARC Resources Ltd.	135,716	1,785,657
Cameco Corp.	157,141	1,906,977
Canadian Natural Resources Ltd.	432,371	8,381,683
Canadian Oil Sands Ltd.	188,552	887,419
Cenovus Energy Inc.	329,110	4,968,439
Crescent Point Energy Corp.	196,824	2,241,741
Enbridge Inc.	339,589	12,550,634
Encana Corp.	329,929	2,113,888
Husky Energy Inc.	118,922	1,845,877
Imperial Oil Ltd.	103,581	3,266,506
Inter Pipeline Ltd.	134,416	2,468,354
Pembina Pipeline Corp.	136,865	3,277,941
Suncor Energy Inc.	572,847	15,249,429
TransCanada Corp.	282,724	8,899,048

		69,843,593
CHINA — 2.37%
China Petroleum & Chemical Corp. Class H	10,162,400	6,176,077
CNOOC Ltd.	6,388,000	6,536,324
PetroChina Co. Ltd. Class H	8,372,000	5,800,948

		18,513,349
COLOMBIA — 0.12%
Ecopetrol SA ADR	114,263	982,662

		982,662
FRANCE — 5.76%
Technip SA	46,633	2,194,860
Total SA	954,597	42,835,853

		45,030,713

Security	Shares	Value
ITALY — 2.52%
Eni SpA	1,061,241	$16,643,768
Saipem SpA[a,b]	99,289	794,106
Tenaris SA	187,326	2,243,671

		19,681,545
JAPAN — 0.95%
INPEX Corp.	430,300	3,821,016
JX Holdings Inc.	997,420	3,588,597

		7,409,613
NORWAY — 0.99%
Seadrill Ltd.[a]	137,277	799,039
Statoil ASA	420,333	6,115,279
Subsea 7 SAb	108,308	812,627

		7,726,945
PORTUGAL — 0.20%
Galp Energia SGPS SA	163,713	1,607,969

		1,607,969
SPAIN — 0.61%
Repsol SA	408,599	4,747,985

		4,747,985
UNITED KINGDOM — 15.21%
Amec Foster Wheeler PLC	156,871	1,702,550
BG Group PLC	1,345,269	19,378,965
BP PLC	7,201,846	36,436,044
Petrofac Ltd.	100,761	1,172,181
Royal Dutch Shell PLC Class A	1,544,465	36,355,491
Royal Dutch Shell PLC Class B	967,440	22,904,665
Tullow Oil PLC[b]	351,624	900,664

		118,850,560
UNITED STATES — 59.28%
Anadarko Petroleum Corp.	200,822	12,127,641
Apache Corp.	148,438	5,812,832
Baker Hughes Inc.	172,524	8,978,149
Cabot Oil & Gas Corp.	163,867	3,582,133
Cameron International Corp.[b]	76,107	4,666,881
Chesapeake Energy Corp.[a]	201,656	1,478,138
Chevron Corp.	743,886	58,677,728
Cimarex Energy Co.	37,383	3,831,010
Columbia Pipeline Group Inc.	127,910	2,339,474
ConocoPhillips	487,397	23,375,560
CONSOL Energy Inc.	89,656	878,629
Devon Energy Corp.	152,078	5,640,573
Diamond Offshore Drilling Inc.[a]	25,632	443,434
Ensco PLC Class A	92,355	1,300,358

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL ENERGY ETF

September 30, 2015

Security	Shares	Value
EOG Resources Inc.	217,269	$15,817,183
EQT Corp.	60,798	3,937,886
Exxon Mobil Corp.	1,649,181	122,616,607
FMC Technologies Inc.[a,b]	91,119	2,824,689
Halliburton Co.	337,768	11,940,099
Helmerich & Payne Inc.	42,192	1,993,994
Hess Corp.	94,925	4,751,946
Kinder Morgan Inc./DE	711,893	19,705,198
Marathon Oil Corp.	264,915	4,079,691
Marathon Petroleum Corp.	211,762	9,810,933
Murphy Oil Corp.	63,727	1,542,193
National Oilwell Varco Inc.	152,192	5,730,029
Newfield Exploration Co.[b]	63,700	2,095,730
Noble Energy Inc.	167,433	5,053,128
Occidental Petroleum Corp.	302,753	20,027,111
ONEOK Inc.	82,586	2,659,269
Phillips 66	189,543	14,564,484
Pioneer Natural Resources Co.	58,943	7,169,827
Range Resources Corp.	66,865	2,147,704
Schlumberger Ltd.	501,056	34,557,832
Southwestern Energy Co.[a,b]	151,060	1,916,951
Spectra Energy Corp.	268,197	7,045,535
Tesoro Corp.	48,590	4,724,892
Transocean Ltd.[a]	134,140	1,733,089
Valero Energy Corp.	196,605	11,815,961
Williams Companies Inc. (The)	269,872	9,944,783

		463,339,284

TOTAL COMMON STOCKS
(Cost: $1,122,777,803)		775,661,312

PREFERRED STOCKS — 0.39%

BRAZIL — 0.39%
Petroleo Brasileiro SA ADR[b]	818,861	3,013,409

		3,013,409

TOTAL PREFERRED STOCKS
(Cost: $21,767,770)		3,013,409

SHORT-TERM INVESTMENTS — 0.96%

MONEY MARKET FUNDS — 0.96%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[c,d,e]	6,395,968	6,395,968
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%[c,d,e]	350,586	350,586

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[c,d]	776,951	$776,951

		7,523,505

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,523,505)		7,523,505

TOTAL INVESTMENTS IN SECURITIES — 100.59% (Cost: $1,152,069,078)		786,198,226
Other Assets, Less Liabilities — (0.59)%		(4,602,834)

NET ASSETS — 100.00%		$781,595,392

ADR — American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

22	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® GLOBAL FINANCIALS ETF

September 30, 2015

Security	Shares	Value
COMMON STOCKS — 98.88%

AUSTRALIA — 6.59%
AMP Ltd.	116,298	$454,087
ASX Ltd.	7,826	208,181
Australia & New Zealand Banking Group Ltd.	109,382	2,080,110
Commonwealth Bank of Australia	64,551	3,296,467
Dexus Property Group	39,585	198,760
Federation Centres	132,223	254,419
Goodman Group	59,605	244,867
GPT Group (The)	68,887	218,175
Insurance Australia Group Ltd.	93,821	318,887
Lend Lease Group	22,295	196,491
Macquarie Group Ltd.	13,195	710,346
Medibank Pvt Ltd.	116,116	197,333
Mirvac Group	148,785	179,713
National Australia Bank Ltd.	99,554	2,095,956
QBE Insurance Group Ltd.	53,144	481,060
Scentre Group	203,567	557,524
Stockland	91,546	247,510
Suncorp Group Ltd.	50,687	433,903
Westfield Corp.	75,166	526,270
Westpac Banking Corp.	120,757	2,518,608

		15,418,667
AUSTRIA — 0.14%
Erste Group Bank AGa	11,648	337,274

		337,274
BELGIUM — 0.56%
Ageas	8,190	335,560
Groupe Bruxelles Lambert SA	2,548	191,728
KBC Groep NV	12,467	784,461

		1,311,749
BRAZIL — 0.09%
Banco do Brasil SA ADR	54,600	207,480

		207,480
CANADA — 5.92%
Bank of Montreal	24,570	1,333,784
Bank of Nova Scotia (The)	45,955	2,016,508
Brookfield Asset Management Inc. Class A	33,306	1,043,126
Canadian Imperial Bank of Commerce/Canada	15,106	1,080,304
Manulife Financial Corp.	75,348	1,159,978
National Bank of Canada	12,376	393,241

Security	Shares	Value
Power Corp. of Canada	14,014	$289,228
Royal Bank of Canada	54,964	3,025,131
Sun Life Financial Inc.	23,660	759,548
Toronto-Dominion Bank (The)	70,161	2,752,643

		13,853,491
CHILE — 0.13%
Banco de Chile ADR	2,731	171,507
Banco Santander Chile ADR	7,735	140,931

		312,438
CHINA — 2.64%
China Construction Bank Corp. Class H	3,822,720	2,540,243
China Life Insurance Co. Ltd. Class H	273,000	944,045
Industrial & Commercial Bank of China Ltd. Class H	3,094,000	1,780,535
Ping An Insurance Group Co. of China Ltd. Class H	182,000	900,601

		6,165,424
COLOMBIA — 0.09%
Bancolombia SA ADR	6,643	213,905

		213,905
DENMARK — 0.40%
Danske Bank A/S	30,667	924,610

		924,610
FINLAND — 0.37%
Sampo OYJ Class A	17,654	852,887

		852,887
FRANCE — 3.08%
AXA SA	73,892	1,784,496
BNP Paribas SA	39,767	2,328,694
Credit Agricole SA	43,498	497,928
Klepierre	7,462	337,260
Societe Generale SA	30,303	1,347,954
Unibail-Rodamco SE	3,549	916,311

		7,212,643
GERMANY — 2.67%
Allianz SE Registered	17,290	2,706,819
Commerzbank AGa	39,676	417,284
Deutsche Bank AG Registered	52,325	1,405,875
Deutsche Boerse AG	7,553	649,442
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	5,733	1,067,110

		6,246,530

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL FINANCIALS ETF

September 30, 2015

Security	Shares	Value
HONG KONG — 2.58%
AIA Group Ltd.	473,200	$2,445,360
BOC Hong Kong Holdings Ltd.	136,500	400,691
Cheung Kong Property Holdings Ltd.	91,500	665,289
Hang Seng Bank Ltd.	36,400	653,787
Hong Kong Exchanges and Clearing Ltd.	45,800	1,044,824
Sun Hung Kai Properties Ltd.	64,000	829,930

		6,039,881
IRELAND — 0.18%
Bank of Ireland[a]	1,061,697	412,421
Irish Bank Resolution Corp. Ltd.[a]	47,975	1

		412,422
ITALY — 2.20%
Assicurazioni Generali SpA	52,143	952,227
Banca Monte dei Paschi di Siena SpA[a]	111,940	198,925
Banco Popolare SCa	14,196	209,488
Intesa Sanpaolo SpA	547,821	1,929,910
Intesa Sanpaolo SpA RSP	21,112	67,871
Mediobanca SpA	24,479	240,184
UniCredit SpA	208,936	1,299,062
Unione di Banche Italiane SpA	33,670	238,283

		5,135,950
JAPAN — 7.04%
Dai-ichi Life Insurance Co. Ltd. (The)	45,500	719,361
Daiwa House Industry Co. Ltd.	27,300	671,872
Daiwa Securities Group Inc.	91,000	584,834
Mitsubishi Estate Co. Ltd.	56,000	1,138,797
Mitsubishi UFJ Financial Group Inc.	536,900	3,211,582
Mitsui Fudosan Co. Ltd.	40,000	1,089,801
Mizuho Financial Group Inc.	928,200	1,727,515
MS&AD Insurance Group Holdings Inc.	19,200	511,882
Nomura Holdings Inc.	136,500	784,250
ORIX Corp.	45,500	582,023
Resona Holdings Inc.	72,800	368,544
Shinsei Bank Ltd.	91,000	186,156
Sompo Japan Nipponkoa Holdings Inc.	18,200	525,188
Sumitomo Mitsui Financial Group Inc.	54,600	2,056,988
Sumitomo Mitsui Trust Holdings Inc.	182,270	665,678

Security	Shares	Value
Sumitomo Realty & Development Co. Ltd.	20,000	$633,073
Tokio Marine Holdings Inc.	27,300	1,012,538

		16,470,082
MEXICO — 0.27%
Grupo Elektra SAB de CV	3,186	54,599
Grupo Financiero Banorte SAB de CV	118,300	578,001

		632,600
NETHERLANDS — 1.02%
Aegon NV	56,329	322,875
ING Groep NV CVA	145,964	2,061,093

		2,383,968
NORWAY — 0.20%
DNB ASA	35,217	457,037

		457,037
PERU — 0.13%
Credicorp Ltd.	2,912	309,720

		309,720
SINGAPORE — 0.91%
DBS Group Holdings Ltd.[b]	67,500	769,516
Oversea-Chinese Banking Corp. Ltd.[b]	100,100	618,805
United Overseas Bank Ltd.[b]	56,100	731,877

		2,120,198
SOUTH KOREA — 0.29%
KB Financial Group Inc. ADR	9,013	264,892
Shinhan Financial Group Co. Ltd. ADR	12,160	423,168

		688,060
SPAIN — 2.59%
Banco Bilbao Vizcaya Argentaria SA	237,601	2,010,383
Banco de Sabadell SA	186,732	342,258
Banco Popular Espanol SAb	74,256	270,133
Banco Santander SA	538,811	2,853,267
Bankia SA	175,812	227,257
CaixaBank SA	91,000	349,939
CaixaBank SAa	1,084	4,168

		6,057,405
SWEDEN — 1.95%
Investment AB Kinnevik Class B	9,009	256,616
Investor AB Class B	18,018	616,780
Nordea Bank AB	120,484	1,338,863
Skandinaviska Enskilda Banken AB Class A	65,247	695,098

24	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL FINANCIALS ETF

September 30, 2015

Security	Shares	Value
Svenska Handelsbanken AB Class A	56,056	$801,368
Swedbank AB Class A	38,766	854,631

		4,563,356
SWITZERLAND — 3.10%
Baloise Holding AG Registered	1,638	187,253
Credit Suisse Group AG Registered	55,328	1,326,151
GAM Holding AG	5,369	94,236
Julius Baer Group Ltd.	8,372	378,886
Swiss Life Holding AG Registered	1,183	263,212
Swiss Re AG	12,922	1,105,597
UBS Group AG	136,318	2,512,626
Zurich Insurance Group AG	5,642	1,381,196

		7,249,157
UNITED KINGDOM — 8.48%
3i Group PLC	38,487	271,844
Aberdeen Asset Management PLC	35,490	159,394
Aviva PLC	153,517	1,051,080
Barclays PLC	583,765	2,158,916
British Land Co. PLC (The)	40,768	517,802
Direct Line Insurance Group PLC	55,965	317,814
Hammerson PLC	30,758	290,493
HSBC Holdings PLC	738,192	5,576,345
Land Securities Group PLC	31,759	605,666
Legal & General Group PLC	231,413	834,619
Lloyds Banking Group PLC	2,195,375	2,499,404
London Stock Exchange Group PLC	12,103	443,476
Man Group PLC	63,882	148,244
Old Mutual PLC	171,171	490,301
Provident Financial PLC	5,733	272,679
Prudential PLC	97,461	2,057,211
Royal Bank of Scotland Group PLC[a]	65,520	312,626
RSA Insurance Group PLC	40,313	245,905
Schroders PLC	4,095	173,991
SEGRO PLC	28,301	184,122
Standard Chartered PLC	79,716	773,765
Standard Life PLC	75,050	440,859

		19,826,556
UNITED STATES — 45.26%
ACE Ltd.	12,285	1,270,269
Affiliated Managers Group Inc.[a]	2,002	342,322
Aflac Inc.	16,380	952,169
Allstate Corp. (The)	15,834	922,172
American Express Co.	32,669	2,421,753
American International Group Inc.	49,322	2,802,476

Security	Shares	Value
American Tower Corp.	15,925	$1,401,082
Ameriprise Financial Inc.	6,825	744,812
Aon PLC	10,647	943,431
Apartment Investment & Management Co. Class A	6,006	222,342
Assurant Inc.	2,730	215,697
AvalonBay Communities Inc.	4,914	859,065
Bank of America Corp.	396,487	6,177,267
Bank of New York Mellon Corp. (The)	42,133	1,649,507
BB&T Corp.	29,393	1,046,391
Berkshire Hathaway Inc. Class Ba	70,798	9,232,059
BlackRock Inc.[c]	4,732	1,407,628
Boston Properties Inc.	5,915	700,336
Capital One Financial Corp.	20,839	1,511,244
CBRE Group Inc. Class Aa	10,192	326,144
Charles Schwab Corp. (The)	44,863	1,281,287
Chubb Corp. (The)	8,918	1,093,793
Cincinnati Financial Corp.	5,460	293,748
Citigroup Inc.	114,023	5,656,681
CME Group Inc./IL	12,740	1,181,508
Comerica Inc.	6,643	273,027
Crown Castle International Corp.	12,558	990,449
Discover Financial Services	16,744	870,521
E*TRADE Financial Corp.[a]	11,284	297,108
Equinix Inc.[b]	2,184	597,106
Equity Residential	13,741	1,032,224
Essex Property Trust Inc.	2,366	528,612
Fifth Third Bancorp	29,939	566,146
Franklin Resources Inc.	14,287	532,334
General Growth Properties Inc.	22,659	588,454
Genworth Financial Inc. Class Aa	18,746	86,607
Goldman Sachs Group Inc. (The)	15,288	2,656,443
Hartford Financial Services Group Inc. (The)	16,016	733,212
HCP Inc.	18,018	671,171
Host Hotels & Resorts Inc.	28,119	444,561
Hudson City Bancorp Inc.	16,653	169,361
Huntington Bancshares Inc./OH	30,485	323,141
Intercontinental Exchange Inc.	4,186	983,668
Invesco Ltd.	16,107	503,022
Iron Mountain Inc.	7,462	231,471
JPMorgan Chase & Co.	139,776	8,522,143
KeyCorp	31,850	414,369
Kimco Realty Corp.	15,561	380,155
Legg Mason Inc.	4,095	170,393

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL FINANCIALS ETF

September 30, 2015

Security	Shares	Value
Leucadia National Corp.	11,921	$241,519
Lincoln National Corp.	9,555	453,480
Loews Corp.	10,738	388,071
M&T Bank Corp.[b]	4,823	588,165
Macerich Co. (The)	5,187	398,465
Marsh & McLennan Companies Inc.	20,111	1,050,196
McGraw Hill Financial Inc.	10,374	897,351
MetLife Inc.	42,133	1,986,571
Moody’s Corp.	6,734	661,279
Morgan Stanley	58,240	1,834,560
Nasdaq Inc.	4,823	257,211
Navient Corp.	15,834	177,974
Northern Trust Corp.	8,372	570,636
People’s United Financial Inc.	10,465	164,614
Plum Creek Timber Co. Inc.	5,460	215,725
PNC Financial Services Group Inc. (The)[c]	19,383	1,728,964
Principal Financial Group Inc.	10,374	491,105
Progressive Corp. (The)	20,566	630,142
Prologis Inc.	19,656	764,618
Prudential Financial Inc.	17,017	1,296,866
Public Storage	5,369	1,136,241
Realty Income Corp.	9,100	431,249
Regions Financial Corp.	50,141	451,770
Simon Property Group Inc.	11,739	2,156,689
SL Green Realty Corp.	3,822	413,388
State Street Corp.	15,652	1,051,971
SunTrust Banks Inc.	19,019	727,287
T Rowe Price Group Inc.	10,101	702,020
Torchmark Corp.	4,641	261,752
Travelers Companies Inc. (The)	11,739	1,168,383
U.S. Bancorp	62,153	2,548,895
Unum Group	9,555	306,524
Ventas Inc.	12,376	693,799
Vornado Realty Trust	6,825	617,117
Wells Fargo & Co.	176,267	9,051,310
Welltower Inc.	13,832	936,703
Weyerhaeuser Co.	19,656	537,395
XL Group PLC	12,194	442,886
Zions BanCorp.	7,644	210,516

		105,864,288

TOTAL COMMON STOCKS
(Cost: $297,493,070)		231,267,778

Security	Shares	Value
PREFERRED STOCKS — 0.66%

BRAZIL — 0.66%
Banco Bradesco SA ADR	119,483	$640,429
Itau Unibanco Holding SA ADR	136,227	901,823

		1,542,252

TOTAL PREFERRED STOCKS
(Cost: $3,138,613)		1,542,252

RIGHTS — 0.00%

SPAIN — 0.00%
Banco Popular Espanol SAa	81,600	2,095

		2,095

TOTAL RIGHTS
(Cost: $1,842)		2,095

SHORT-TERM INVESTMENTS — 1.07%

MONEY MARKET FUNDS — 1.07%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[c,d,e]	2,364,954	2,364,954
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%[c,d,e]	129,631	129,631
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[c,d]	6,141	6,141

		2,500,726

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,500,726)		2,500,726

TOTAL INVESTMENTS IN SECURITIES — 100.61% (Cost: $303,134,251)		235,312,851
Other Assets, Less Liabilities — (0.61)%		(1,418,151)

NET ASSETS — 100.00%		$233,894,700

ADR — American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

26	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® GLOBAL HEALTHCARE ETF

September 30, 2015

Security	Shares	Value
COMMON STOCKS — 99.62%

AUSTRALIA — 1.11%
Cochlear Ltd.	23,688	$1,388,516
CSL Ltd.	195,165	12,225,275
Ramsay Health Care Ltd.	54,585	2,241,291
Sonic Healthcare Ltd.	171,920	2,203,338

		18,058,420
BELGIUM — 0.26%
UCB SA	53,627	4,181,299

		4,181,299
CANADA — 1.48%
Valeant Pharmaceuticals International Inc.[a]	134,563	23,907,591

		23,907,591
DENMARK — 2.84%
Coloplast A/S Class B	46,719	3,304,391
Novo Nordisk A/S Class B	796,036	42,664,885

		45,969,276
FRANCE — 3.57%
Essilor International SA	82,712	10,054,436
Sanofi	503,709	47,730,672

		57,785,108
GERMANY — 4.32%
Bayer AG Registered	346,773	44,301,903
Fresenius Medical Care AG & Co. KGaA	91,130	7,102,357
Fresenius SE & Co. KGaA	165,489	11,083,621
Merck KGaA	54,588	4,819,257
QIAGEN NVa	101,352	2,606,045

		69,913,183
IRELAND — 2.82%
Endo International PLC[a]	87,512	6,062,831
Medtronic PLC	593,198	39,708,674

		45,771,505
JAPAN — 4.25%
Astellas Pharma Inc.	921,275	11,884,690
Chugai Pharmaceutical Co. Ltd.	89,000	2,723,542
Daiichi Sankyo Co. Ltd.	280,000	4,839,477
Eisai Co. Ltd.	124,200	7,290,327
Hoya Corp.	176,900	5,764,962
Ono Pharmaceutical Co. Ltd.	44,400	5,238,358
Otsuka Holdings Co. Ltd.	230,300	7,322,527
Shionogi & Co. Ltd.	131,600	4,697,449

Security	Shares	Value
Taisho Pharmaceutical Holdings Co. Ltd.	21,100	$1,208,583
Takeda Pharmaceutical Co. Ltd.	311,200	13,607,936
Terumo Corp.	151,200	4,254,532

		68,832,383
NETHERLANDS — 0.43%
Mylan NVa	173,058	6,967,315

		6,967,315
SWITZERLAND — 11.64%
Actelion Ltd. Registered	42,498	5,380,209
Lonza Group AG Registered	22,224	2,906,793
Novartis AG Registered	1,122,893	102,739,366
Roche Holding AG	294,784	77,535,040

		188,561,408
UNITED KINGDOM — 5.92%
AstraZeneca PLC	523,116	33,133,784
GlaxoSmithKline PLC	2,039,325	39,107,592
Shire PLC	250,436	17,085,829
Smith & Nephew PLC	381,846	6,668,966

		95,996,171
UNITED STATES — 60.98%
Abbott Laboratories	625,395	25,153,387
AbbVie Inc.	694,608	37,793,621
Aetna Inc.	146,079	15,982,503
Agilent Technologies Inc.	139,926	4,803,660
Alexion Pharmaceuticals Inc.[a]	94,750	14,817,952
Allergan PLC[a]	165,160	44,892,140
AmerisourceBergen Corp.	86,304	8,198,017
Amgen Inc.	317,817	43,960,447
Anthem Inc.	110,159	15,422,260
Baxalta Inc.	226,900	7,149,619
Baxter International Inc.	228,332	7,500,706
Becton Dickinson and Co.	87,845	11,653,518
Biogen Inc.[a]	99,031	28,898,236
Boston Scientific Corp.[a]	562,273	9,226,900
Bristol-Myers Squibb Co.	699,466	41,408,387
Cardinal Health Inc.	137,309	10,548,077
Celgene Corp.[a]	331,504	35,858,788
Cerner Corp.[a]	128,642	7,713,374
Cigna Corp.	107,880	14,565,958
CR Bard Inc.	31,056	5,786,043
DaVita HealthCare Partners Inc.[a]	71,263	5,154,453
DENTSPLY International Inc.	58,184	2,942,365
Edwards Lifesciences Corp.[a]	45,117	6,414,284

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HEALTHCARE ETF

September 30, 2015

Security	Shares	Value
Eli Lilly & Co.	409,338	$34,257,497
Express Scripts Holding Co.[a]	283,598	22,960,094
Gilead Sciences Inc.	614,929	60,379,879
HCA Holdings Inc.[a]	133,777	10,348,989
Henry Schein Inc.[a]	34,650	4,598,748
Humana Inc.	61,852	11,071,508
Intuitive Surgical Inc.[a]	15,463	7,106,486
Johnson & Johnson	1,160,732	108,354,332
Laboratory Corp. of America Holdings[a]	41,847	4,539,144
Mallinckrodt PLC[a]	49,351	3,155,503
McKesson Corp.	97,428	18,027,103
Merck & Co. Inc.	1,181,572	58,357,841
Patterson Companies Inc.	36,289	1,569,499
PerkinElmer Inc.	47,736	2,193,947
Perrigo Co. PLC	61,195	9,624,138
Pfizer Inc.	2,585,636	81,214,827
Quest Diagnostics Inc.	59,817	3,676,951
Regeneron Pharmaceuticals Inc.[a]	32,572	15,150,540
St. Jude Medical Inc.	118,020	7,445,882
Stryker Corp.	132,121	12,432,586
Tenet Healthcare Corp.[a]	41,455	1,530,519
Thermo Fisher Scientific Inc.	167,136	20,437,390
UnitedHealth Group Inc.	399,526	46,349,011
Universal Health Services Inc. Class B	38,579	4,815,045
Varian Medical Systems Inc.[a]	41,520	3,063,346
Vertex Pharmaceuticals Inc.[a]	102,651	10,690,075
Waters Corp.[a,b]	34,650	4,095,976
Zimmer Biomet Holdings Inc.	71,394	6,706,038
Zoetis Inc.	193,789	7,980,231

		987,977,820

TOTAL COMMON STOCKS
(Cost: $1,415,246,075)		1,613,921,479

SHORT-TERM INVESTMENTS — 0.35%

MONEY MARKET FUNDS — 0.35%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[c,d,e]	3,666,870	3,666,870
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%[c,d,e]	200,994	200,994

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[c,d]	1,755,100	$1,755,100

		5,622,964

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,622,964)		5,622,964

TOTAL INVESTMENTS IN SECURITIES — 99.97%
(Cost: $1,420,869,039)		1,619,544,443
Other Assets, Less Liabilities — 0.03%		524,189

NET ASSETS — 100.00%		$1,620,068,632

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

28	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® GLOBAL INDUSTRIALS ETF

September 30, 2015

Security	Shares	Value
COMMON STOCKS — 99.65%

AUSTRALIA — 1.46%
Asciano Ltd.	52,326	$308,666
Aurizon Holdings Ltd.	115,830	407,522
Brambles Ltd.	83,862	573,609
Sydney Airport	121,554	508,753
Transurban Group	103,680	723,724

		2,522,274
BRAZIL — 0.16%
Embraer SA ADR	10,854	277,645

		277,645
CANADA — 2.27%
Bombardier Inc. Class B	104,382	130,020
Canadian National Railway Co.	43,200	2,441,781
Canadian Pacific Railway Ltd.	7,884	1,126,353
SNC-Lavalin Group Inc.	8,046	227,931

		3,926,085
CHILE — 0.06%
LATAM Airlines Group SA ADR[a,b]	22,626	110,415

		110,415
DENMARK — 1.05%
AP Moeller – Maersk A/S Class A	162	243,367
AP Moeller – Maersk A/S Class B	383	588,547
DSV A/S	9,666	360,563
Vestas Wind Systems A/S	12,096	627,311

		1,819,788
FINLAND — 0.73%
Kone OYJ Class Ba	20,682	784,933
Metso OYJ	6,966	144,552
Wartsila OYJ Abp	8,262	327,121

		1,256,606
FRANCE — 5.76%
Airbus Group SE	33,048	1,951,840
Alstom SAb	11,934	367,735
Bouygues SA	10,044	355,745
Cie. de Saint-Gobain	27,108	1,171,337
Edenred	11,070	180,349
Legrand SA	14,364	760,564
Safran SA	18,360	1,379,269
Schneider Electric SE	31,698	1,769,498
Thales SA	5,346	370,998
Vallourec SA	6,696	59,167
Vinci SA	25,110	1,589,526

		9,956,028

Security	Shares	Value
GERMANY — 3.95%
Brenntag AG	8,316	$447,103
Deutsche Lufthansa AG Registered[a,b]	12,798	177,501
Deutsche Post AG Registered	51,948	1,436,626
GEA Group AG	9,558	363,123
MAN SE	1,782	181,331
Osram Licht AG	4,752	245,144
Siemens AG Registered	44,658	3,984,967

		6,835,795
HONG KONG — 1.01%
CK Hutchison Holdings Ltd.	135,020	1,745,667

		1,745,667
IRELAND — 1.17%
Allegion PLC	5,130	295,796
Pentair PLC	9,666	493,353
Ryanair Holdings PLC ADR	6,102	477,786
Tyco International PLC	22,572	755,259

		2,022,194
ITALY — 0.73%
Atlantia SpA	21,870	610,065
CNH Industrial NV	53,352	346,903
Finmeccanica SpA[b]	24,440	305,276

		1,262,244
JAPAN — 15.31%
ANA Holdings Inc.	162,000	452,326
Asahi Glass Co. Ltd.	54,000	314,265
Central Japan Railway Co.	10,800	1,733,645
Dai Nippon Printing Co. Ltd.	35,000	337,244
Daikin Industries Ltd.	16,200	903,028
East Japan Railway Co.	21,600	1,813,451
FANUC Corp.	10,800	1,651,584
ITOCHU Corp.	86,400	907,177
Japan Airlines Co. Ltd.	21,600	760,189
JGC Corp.	14,000	185,104
Kajima Corp.	54,000	285,409
Kawasaki Heavy Industries Ltd.	108,000	370,626
Kintetsu Group Holdings Co. Ltd.	108,000	386,858
Komatsu Ltd.	54,000	790,172
Kubota Corp.	64,000	873,978
LIXIL Group Corp.	16,200	327,341
Makita Corp.	6,700	354,118
Marubeni Corp.	91,800	447,483
Mitsubishi Corp.	86,400	1,409,280
Mitsubishi Electric Corp.	116,000	1,055,734

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL INDUSTRIALS ETF

September 30, 2015

Security	Shares	Value
Mitsubishi Heavy Industries Ltd.	182,000	$809,058
Mitsui & Co. Ltd.	97,200	1,087,936
Mitsui OSK Lines Ltd.	54,000	128,953
NGK Insulators Ltd.	16,000	304,196
Nidec Corp.	14,100	963,742
Nippon Express Co. Ltd.	54,000	256,552
Nippon Yusen KK	108,000	248,887
NSK Ltd.	27,000	259,934
Obayashi Corp.	54,000	458,999
Odakyu Electric Railway Co. Ltd.	36,000	322,832
Recruit Holdings Co. Ltd.	21,600	645,664
Secom Co. Ltd.	10,800	646,476
Shimizu Corp.	54,000	461,704
SMC Corp./Japan	3,700	804,939
Sumitomo Corp.	64,800	623,301
Taisei Corp.	54,000	350,787
Tokyu Corp.	54,000	394,523
Toppan Printing Co. Ltd.	54,000	433,299
Toshiba Corp.[b]	224,000	561,847
TOTO Ltd.	8,900	276,070
West Japan Railway Co.	10,800	674,611
Yamato Holdings Co. Ltd.	21,600	411,927

		26,485,249
MEXICO — 0.23%
Alfa SAB de CV	205,200	399,218

		399,218
NETHERLANDS — 1.09%
Koninklijke Philips NV	51,192	1,202,575
PostNL NVb	23,976	87,195
Randstad Holding NV	6,966	413,750
TNT Express NV	24,732	188,225

		1,891,745
SINGAPORE — 0.63%
Jardine Matheson Holdings Ltd.	14,900	704,025
Keppel Corp. Ltd.[a]	81,000	386,230

		1,090,255
SPAIN — 1.20%
Abertis Infraestructuras SA	26,181	412,943
ACS Actividades de Construccion y Servicios SA	10,208	292,786
Aena SAb,c	3,942	434,525
Ferrovial SA	22,356	532,537
International Consolidated Airlines Group SAb	45,144	402,086

		2,074,877

Security	Shares	Value
SWEDEN — 2.78%
Alfa Laval AB	15,552	$253,852
Assa Abloy AB	53,190	950,654
Atlas Copco AB Class A	34,722	832,545
Atlas Copco AB Class B	21,114	470,764
Sandvik AB	59,832	507,930
Securitas AB Class B	16,740	203,785
Skanska AB Class B	21,276	415,776
SKF AB Class B	20,304	372,088
Volvo AB Class B	83,430	796,793

		4,804,187
SWITZERLAND — 2.64%
ABB Ltd. Registered	108,432	1,910,960
Adecco SA Registered	9,342	681,217
Geberit AG Registered	2,052	625,197
Kuehne + Nagel International AG Registered	3,078	394,397
Schindler Holding AG Participation Certificates	2,430	348,173
Schindler Holding AG Registered	972	142,055
SGS SA Registered	270	469,758

		4,571,757
UNITED KINGDOM — 5.82%
Aggreko PLC	14,040	202,250
Ashtead Group PLC	27,108	381,875
Babcock International Group PLC	27,216	376,182
BAE Systems PLC	171,720	1,164,525
Bunzl PLC	17,604	471,982
Capita PLC	36,072	654,588
Cobham PLC	61,938	268,045
DCC PLC	4,536	342,789
easyJet PLC	13,990	376,570
Experian PLC	52,488	841,176
FirstGroup PLC[b]	66,528	98,456
G4S PLC	84,294	294,568
Hays PLC	74,952	174,047
IMI PLC	14,634	210,253
Intertek Group PLC	8,748	322,133
Nielsen Holdings PLC	19,656	874,102
Rentokil Initial PLC	98,982	220,551
Rolls-Royce Holdings PLC	101,250	1,038,304
Smiths Group PLC	21,330	324,712
Travis Perkins PLC	13,284	395,597
Weir Group PLC (The)	11,664	206,716

30	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL INDUSTRIALS ETF

September 30, 2015

Security	Shares	Value
Wolseley PLC	14,256	$833,107

		10,072,528
UNITED STATES — 51.60%
3M Co.	33,696	4,777,082
ADT Corp. (The)	9,126	272,867
American Airlines Group Inc.	36,342	1,411,160
AMETEK Inc.	12,960	678,067
Boeing Co. (The)	34,452	4,511,489
Caterpillar Inc.	32,562	2,128,252
CH Robinson Worldwide Inc.	7,668	519,737
Cintas Corp.	4,590	393,593
CSX Corp.	53,352	1,435,169
Cummins Inc.	8,964	973,311
Danaher Corp.	31,914	2,719,392
Deere & Co.	16,848	1,246,752
Delta Air Lines Inc.	43,038	1,931,115
Dover Corp.	8,478	484,772
Dun & Bradstreet Corp. (The)	1,944	204,120
Eaton Corp. PLC	25,326	1,299,224
Emerson Electric Co.	35,532	1,569,448
Equifax Inc.	6,372	619,231
Expeditors International of Washington Inc.	10,152	477,652
Fastenal Co.	15,444	565,405
FedEx Corp.	14,202	2,044,804
Flowserve Corp.	7,182	295,467
Fluor Corp.	7,830	331,601
General Dynamics Corp.	16,308	2,249,689
General Electric Co.	544,914	13,742,731
Honeywell International Inc.	42,120	3,988,343
Illinois Tool Works Inc.	17,766	1,462,319
Ingersoll-Rand PLC	14,256	723,777
Jacobs Engineering Group Inc.[b]	6,696	250,631
JB Hunt Transport Services Inc.	5,004	357,286
Joy Global Inc.	5,508	82,234
Kansas City Southern	5,994	544,735
L-3 Communications Holdings Inc.	4,320	451,526
Lockheed Martin Corp.	14,364	2,977,801
Masco Corp.	18,360	462,305
Norfolk Southern Corp.	16,470	1,258,308
Northrop Grumman Corp.	10,044	1,666,802
PACCAR Inc.	19,116	997,282
Parker-Hannifin Corp.	7,452	725,080
Pitney Bowes Inc.	10,908	216,524
Precision Castparts Corp.	7,398	1,699,395

Security	Shares	Value
Quanta Services Inc.[a,b]	10,854	$262,775
Raytheon Co.	16,308	1,781,812
Republic Services Inc.	12,690	522,828
Robert Half International Inc.	7,236	370,194
Rockwell Automation Inc.	7,182	728,758
Rockwell Collins Inc.	7,020	574,517
Roper Technologies Inc.	5,400	846,180
Ryder System Inc.	2,970	219,899
Snap-on Inc.	3,078	464,593
Southwest Airlines Co.	35,586	1,353,691
Stanley Black & Decker Inc.	8,154	790,775
Stericycle Inc.[b]	4,536	631,910
Textron Inc.	14,796	556,921
Union Pacific Corp.	47,034	4,158,276
United Continental Holdings Inc.[b]	20,468	1,085,827
United Parcel Service Inc. Class B	37,800	3,730,482
United Rentals Inc.[b]	5,184	311,299
United Technologies Corp.	44,712	3,978,921
Waste Management Inc.	22,518	1,121,622
WW Grainger Inc.	3,240	696,632
Xylem Inc./NY	9,774	321,076

		89,255,466

TOTAL COMMON STOCKS
(Cost: $185,412,342)		172,380,023

SHORT-TERM INVESTMENTS — 1.07%

MONEY MARKET FUNDS — 1.07%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[d,e,f]	1,675,904	1,675,904
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%[d,e,f]	91,862	91,862
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[d,e]	83,615	83,615

		1,851,381

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,851,381)		1,851,381

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL INDUSTRIALS ETF

September 30, 2015

Value
TOTAL INVESTMENTS IN SECURITIES — 100.72%
(Cost: $187,263,723)	$174,231,404
Other Assets, Less Liabilities — (0.72)%	(1,248,538)

NET ASSETS — 100.00%	$172,982,866

ADR — American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

32	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® GLOBAL MATERIALS ETF

September 30, 2015

Security	Shares	Value
COMMON STOCKS — 98.71%

AUSTRALIA — 7.43%
Amcor Ltd./Australia	191,466	$1,770,799
BHP Billiton Ltd.	518,661	8,093,185
Incitec Pivot Ltd.	265,122	726,110
James Hardie Industries PLC	71,874	860,069
Newcrest Mining Ltd.[a]	122,958	1,096,610
Orica Ltd.	58,509	617,963
Rio Tinto Ltd.	68,706	2,344,892
South32 Ltd.[a]	861,022	825,351

		16,334,979
AUSTRIA — 0.28%
Voestalpine AG	17,919	614,064

		614,064
BELGIUM — 0.73%
Solvay SA	9,603	977,819
Umicore SA	16,038	616,648

		1,594,467
BRAZIL — 0.05%
Cia. Siderurgica Nacional SA ADR[b]	114,246	109,482

		109,482
CANADA — 5.54%
Agnico Eagle Mines Ltd.	34,749	876,825
Agrium Inc.	23,067	2,057,741
Barrick Gold Corp.	188,496	1,193,653
Eldorado Gold Corp.	115,830	369,771
First Quantum Minerals Ltd.	111,001	404,859
Franco-Nevada Corp.	25,316	1,110,490
Goldcorp Inc.	134,442	1,677,642
Kinross Gold Corp.[a]	184,932	320,014
Potash Corp. of Saskatchewan Inc.	134,739	2,756,687
Silver Wheaton Corp.	65,736	786,459
Teck Resources Ltd. Class B	76,230	362,188
Yamana Gold Inc.	153,549	257,690

		12,174,019
CHILE — 0.34%
Empresas CMPC SA	208,197	534,585
Sociedad Quimica y Minera de Chile SA ADR	14,652	213,040

		747,625
DENMARK — 0.73%
Novozymes A/S Class B	37,125	1,615,930

		1,615,930

Security	Shares	Value
FINLAND — 0.90%
Stora Enso OYJ Class R	92,466	$697,218
UPM-Kymmene OYJ	85,932	1,285,349

		1,982,567
FRANCE — 3.72%
Air Liquide SA	55,539	6,549,813
ArcelorMittal	167,508	871,143
Arkema SA	11,727	756,879

		8,177,835
GERMANY — 9.42%
BASF SE	148,599	11,332,482
HeidelbergCement AG	22,869	1,563,815
K+S AG Registered	30,690	1,025,162
Lanxess AG	14,652	683,897
Linde AG	29,997	4,853,526
ThyssenKrupp AG	71,280	1,247,599

		20,706,481
IRELAND — 2.03%
CRH PLC	132,066	3,464,337
Smurfit Kappa Group PLC	37,323	999,883

		4,464,220
JAPAN — 9.90%
Asahi Kasei Corp.	221,000	1,550,036
JFE Holdings Inc.	89,100	1,162,433
JSR Corp.	29,700	426,039
Kobe Steel Ltd.	594,000	639,803
Kuraray Co. Ltd.	49,500	614,178
Mitsubishi Chemical Holdings Corp.	237,600	1,232,588
Mitsubishi Materials Corp.	198,000	598,472
Mitsui Chemicals Inc.	198,000	629,884
Nippon Paint Holdings Co. Ltd.	29,700	516,058
Nippon Steel & Sumitomo Metal Corp.	148,529	2,689,309
Nitto Denko Corp.	28,000	1,665,762
Oji Holdings Corp.	180,000	769,507
Shin-Etsu Chemical Co. Ltd.	66,700	3,405,590
Sumitomo Chemical Co. Ltd.	289,000	1,452,661
Sumitomo Metal Mining Co. Ltd.	99,000	1,117,589
Taiheiyo Cement Corp.	198,000	591,859
Toray Industries Inc.	277,000	2,383,405
Toyo Seikan Group Holdings Ltd.	19,800	313,123

		21,758,296
MEXICO — 0.68%
Cemex SAB de CV CPO[a]	2,160,015	1,502,741

		1,502,741

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL MATERIALS ETF

September 30, 2015

Security	Shares	Value
NETHERLANDS — 1.78%
Akzo Nobel NV	39,699	$2,569,768
Koninklijke DSM NV	29,205	1,342,960

		3,912,728
NORWAY — 0.85%
Norsk Hydro ASA	221,562	736,635
Yara International ASA	28,413	1,130,858

		1,867,493
PERU — 0.44%
Cia. de Minas Buenaventura SA ADR	30,195	179,962
Southern Copper Corp.	29,403	785,648

		965,610
SOUTH KOREA — 1.60%
LG Chem Ltd.	7,029	1,693,056
POSCO	12,872	1,829,859

		3,522,915
SWEDEN — 0.48%
Boliden AB	43,956	685,515
Holmen AB Class B	8,415	235,281
SSAB AB Class Aa,b	37,719	128,892

		1,049,688
SWITZERLAND — 5.35%
Clariant AG Registered	44,847	753,187
Givaudan SA Registered	1,517	2,460,797
LafargeHolcim Ltd. Registered	72,179	3,771,096
Syngenta AG Registered	14,949	4,774,929

		11,760,009
TAIWAN — 2.47%
China Steel Corp.	2,007,161	1,170,374
Formosa Chemicals & Fibre Corp.	594,100	1,205,250
Formosa Plastics Corp.	792,720	1,670,785
Nan Ya Plastics Corp.	816,940	1,379,451

		5,425,860
UNITED KINGDOM — 8.97%
Anglo American PLC	225,126	1,878,622
Antofagasta PLC	62,568	473,590
BHP Billiton PLC	341,847	5,204,018
Glencore PLC	1,791,999	2,485,061
Johnson Matthey PLC	32,868	1,218,781
Randgold Resources Ltd.	14,751	862,928
Rexam PLC	112,292	890,443
Rio Tinto PLC	200,673	6,717,724

		19,731,167

Security	Shares	Value
UNITED STATES — 35.02%
Air Products & Chemicals Inc.	31,185	$3,978,582
Airgas Inc.	10,890	972,804
Alcoa Inc.	212,276	2,050,586
Avery Dennison Corp.	14,751	834,464
Ball Corp.	22,572	1,403,978
CF Industries Holdings Inc.	37,719	1,693,583
Dow Chemical Co. (The)	186,813	7,920,871
Eastman Chemical Co.	24,057	1,556,969
Ecolab Inc.	42,966	4,714,230
EI du Pont de Nemours & Co.	146,324	7,052,817
FMC Corp.	21,384	725,132
Freeport-McMoRan Inc.	183,744	1,780,479
International Flavors & Fragrances Inc.	13,167	1,359,624
International Paper Co.	67,815	2,562,729
LyondellBasell Industries NV Class A	60,192	5,017,605
Martin Marietta Materials Inc.	10,791	1,639,693
Monsanto Co.	75,438	6,437,879
Mosaic Co. (The)	54,054	1,681,620
Newmont Mining Corp.	85,904	1,380,477
Nucor Corp.	52,173	1,959,096
Owens-Illinois Inc.[a]	26,037	539,487
PPG Industries Inc.	43,962	3,855,028
Praxair Inc.	46,510	4,737,509
Sealed Air Corp.	33,264	1,559,416
Sherwin-Williams Co. (The)	12,771	2,845,123
Sigma-Aldrich Corp.	19,206	2,668,098
Vulcan Materials Co.	21,384	1,907,453
WestRock Co.	42,169	2,169,173

		77,004,505

TOTAL COMMON STOCKS
(Cost: $334,829,395)		217,022,681

PREFERRED STOCKS — 0.59%

BRAZIL — 0.59%
Gerdau SA ADR	146,223	200,326
Vale SA ADR	328,878	1,101,741

		1,302,067

TOTAL PREFERRED STOCKS
(Cost: $11,824,146)		1,302,067

34	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL MATERIALS ETF

September 30, 2015

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.14%

MONEY MARKET FUNDS — 0.14%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[c,d,e]	224,591	$224,591
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%[c,d,e]	12,311	12,311
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[c,d]	69,918	69,918

		306,820

TOTAL SHORT-TERM INVESTMENTS
(Cost: $306,820)		306,820

TOTAL INVESTMENTS IN SECURITIES — 99.44%
(Cost: $346,960,361)		218,631,568
Other Assets, Less Liabilities — 0.56%		1,231,744

NET ASSETS — 100.00%		$219,863,312

ADR — American Depositary Receipts

CPO — Certificates of Participation (Ordinary)

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited)

iSHARES® GLOBAL TECH ETF

September 30, 2015

Security	Shares	Value
COMMON STOCKS — 99.79%

AUSTRALIA — 0.09%
Computershare Ltd.	95,586	$710,857

		710,857
BRAZIL — 0.18%
Cielo SA	23,900	220,037
Cielo SA ADR	127,909	1,183,158

		1,403,195
CANADA — 0.49%
BlackBerry Ltd.[a,b]	86,330	527,368
CGI Group Inc. Class Aa	52,154	1,880,843
Constellation Software Inc./Canada	3,560	1,485,259

		3,893,470
CHINA — 2.07%
Tencent Holdings Ltd.	996,800	16,630,375

		16,630,375
FINLAND — 0.58%
Nokia OYJ	681,028	4,641,004

		4,641,004
FRANCE — 0.90%
Alcatel-Lucent[a,b]	525,658	1,924,591
Cap Gemini SA	29,548	2,626,102
Dassault Systemes	25,098	1,849,032
STMicroelectronics NV New	122,108	830,085

		7,229,810
GERMANY — 1.72%
Infineon Technologies AG	209,862	2,355,468
SAP SE	177,110	11,456,655

		13,812,123
JAPAN — 5.05%
Canon Inc.	195,800	5,646,835
FUJIFILM Holdings Corp.	89,000	3,311,351
Fujitsu Ltd.	356,000	1,541,235
Hirose Electric Co. Ltd.	5,355	579,922
Hitachi Ltd.	890,000	4,465,420
Keyence Corp.	7,960	3,535,858
Konica Minolta Inc.	89,000	931,875
Kyocera Corp.	71,200	3,245,957
Murata Manufacturing Co. Ltd.	39,500	5,069,219
NEC Corp.	540,000	1,654,740
Nintendo Co. Ltd.	21,000	3,517,388
NTT Data Corp.	17,800	893,232
Ricoh Co. Ltd.	142,400	1,432,145
Rohm Co. Ltd.	17,800	786,223

Security	Shares	Value
TDK Corp.	23,600	$1,326,164
Tokyo Electron Ltd.	35,600	1,668,755
Yahoo Japan Corp.	231,400	877,181

		40,483,500
NETHERLANDS — 1.01%
ASML Holding NV	80,990	7,066,059
Gemalto NVb	16,020	1,037,353

		8,103,412
SOUTH KOREA — 3.01%
Samsung Electronics Co. Ltd.	22,072	21,116,720
SK Hynix Inc.	107,334	3,038,096

		24,154,816
SPAIN — 0.44%
Amadeus IT Holding SA Class A	83,304	3,554,468

		3,554,468
SWEDEN — 0.87%
Hexagon AB Class B	46,458	1,414,172
Telefonaktiebolaget LM Ericsson Class B	564,794	5,535,446

		6,949,618
TAIWAN — 2.96%
Delta Electronics Inc.	356,000	1,664,991
Hon Hai Precision Industry Co. Ltd.	2,430,794	6,319,216
MediaTek Inc.	272,000	2,011,449
Taiwan Semiconductor Manufacturing Co. Ltd.	3,485,600	13,761,385

		23,757,041
UNITED KINGDOM — 0.66%
ARM Holdings PLC	262,728	3,770,739
Sage Group PLC (The)	205,946	1,557,912

		5,328,651
UNITED STATES — 79.76%
Accenture PLC Class A	115,878	11,386,172
Activision Blizzard Inc.	92,916	2,870,175
Adobe Systems Inc.[a,b]	91,848	7,551,743
Akamai Technologies Inc.[a]	33,286	2,298,731
Alliance Data Systems Corp.[a]	11,392	2,950,300
Alphabet Inc. Class Aa	53,756	34,316,218
Alphabet Inc. Class Ca	54,646	33,247,719
Altera Corp.	56,070	2,807,986
Amphenol Corp. Class A	57,138	2,911,753
Analog Devices Inc.	58,206	3,283,401
Apple Inc.	1,056,430	116,524,229
Applied Materials Inc.	223,034	3,276,369

36	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL TECH ETF

September 30, 2015

Security	Shares	Value
Autodesk Inc.[a]	42,008	$1,854,233
Automatic Data Processing Inc.	86,686	6,966,087
Avago Technologies Ltd.	48,238	6,030,232
Broadcom Corp. Class A	102,884	5,291,324
CA Inc.	58,740	1,603,602
Cisco Systems Inc.	942,510	24,740,888
Citrix Systems Inc.[a]	29,904	2,071,749
Cognizant Technology Solutions Corp. Class Aa	113,208	7,087,953
Computer Sciences Corp.	25,632	1,573,292
Corning Inc.	228,018	3,903,668
eBay Inc.[a]	206,480	5,046,371
Electronic Arts Inc.[a]	57,850	3,919,338
EMC Corp./MA	356,890	8,622,462
F5 Networks Inc.[a]	13,172	1,525,318
Facebook Inc. Class Aa	418,478	37,621,172
Fidelity National Information Services Inc.	52,510	3,522,371
First Solar Inc.[a]	14,062	601,151
Fiserv Inc.[a]	43,788	3,792,479
FLIR Systems Inc.	26,166	732,386
Harris Corp.	22,962	1,679,670
Hewlett-Packard Co.	334,818	8,574,689
Intel Corp.	880,744	26,545,624
International Business Machines Corp.	166,964	24,204,771
Intuit Inc.	51,264	4,549,680
Juniper Networks Inc.	65,148	1,674,955
KLA-Tencor Corp.	29,192	1,459,600
Lam Research Corp.	29,370	1,918,742
Linear Technology Corp.	44,144	1,781,210
MasterCard Inc. Class A	184,230	16,602,808
Microchip Technology Inc.	38,626	1,664,394
Micron Technology Inc.[a]	199,538	2,989,079
Microsoft Corp.	1,481,850	65,586,681
Motorola Solutions Inc.	29,660	2,028,151
NetApp Inc.	55,892	1,654,403
NVIDIA Corp.	94,518	2,329,869
Oracle Corp.	600,928	21,705,519
Paychex Inc.	60,164	2,865,611
PayPal Holdings Inc.[a]	205,234	6,370,463
Qorvo Inc.[a]	27,768	1,250,948
QUALCOMM Inc.	291,208	15,646,606
Red Hat Inc.[a]	34,176	2,456,571
salesforce.com inc.[a]	114,454	7,946,541
SanDisk Corp.	37,914	2,059,868

Security	Shares	Value
Seagate Technology PLC	56,070	$2,511,936
Skyworks Solutions Inc.	35,422	2,982,887
Symantec Corp.	126,736	2,467,550
TE Connectivity Ltd.	74,938	4,488,037
Teradata Corp.[a,b]	26,522	768,077
Texas Instruments Inc.	190,460	9,431,579
Total System Services Inc.	30,616	1,390,885
VeriSign Inc.[a]	18,868	1,331,326
Visa Inc. Class A	360,806	25,133,746
Western Digital Corp.	42,364	3,365,396
Western Union Co. (The)	95,764	1,758,227
Xerox Corp.	188,146	1,830,661
Xilinx Inc.	47,882	2,030,197
Yahoo! Inc.[a]	160,734	4,646,820

		639,614,649

TOTAL COMMON STOCKS
(Cost: $659,867,090)		800,266,989

SHORT-TERM INVESTMENTS — 0.91%

MONEY MARKET FUNDS — 0.91%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[c,d,e]	6,191,864	6,191,864
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%[c,d,e]	339,399	339,399
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[c,d]	775,380	775,380

		7,306,643

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,306,643)		7,306,643

TOTAL INVESTMENTS IN SECURITIES — 100.70%
(Cost: $667,173,733)		807,573,632
Other Assets, Less Liabilities — (0.70)%		(5,635,218)

NET ASSETS — 100.00%		$801,938,414

ADR — American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited)

iSHARES® GLOBAL TELECOM ETF

September 30, 2015

Security	Shares	Value
COMMON STOCKS — 99.67%

AUSTRALIA — 4.24%
Telstra Corp. Ltd.	4,117,905	$16,222,995

		16,222,995
BELGIUM — 0.46%
Proximus	51,435	1,771,805

		1,771,805
CANADA — 5.83%
BCE Inc.	287,145	11,698,262
Rogers Communications Inc. Class B	120,960	4,148,386
TELUS Corp.	206,048	6,462,533

		22,309,181
CHINA — 5.77%
China Mobile Ltd.	1,865,000	22,091,083

		22,091,083
DENMARK — 0.38%
TDC A/S	281,745	1,448,932

		1,448,932
FRANCE — 3.11%
Orange SA	788,535	11,900,329

		11,900,329
GERMANY — 4.73%
Deutsche Telekom AG Registered	1,020,550	18,096,010

		18,096,010
ITALY — 1.71%
Telecom Italia SpA[a,b]	3,601,935	4,430,766
Telecom Italia SpA RSP	2,050,110	2,098,494

		6,529,260
JAPAN — 10.18%
Nippon Telegraph & Telephone Corp.	467,700	16,315,707
NTT DOCOMO Inc.	468,700	7,799,600
SoftBank Group Corp.	324,000	14,816,916

		38,932,223
MEXICO — 2.27%
America Movil SAB de CV	10,476,080	8,666,832

		8,666,832
NETHERLANDS — 1.14%
Koninklijke KPN NV	1,164,375	4,346,308

		4,346,308

Security	Shares	Value
NORWAY — 1.16%
Telenor ASA	237,330	$4,421,071

		4,421,071
SINGAPORE — 1.73%
Singapore Telecommunications Ltd.	2,605,550	6,596,793

		6,596,793
SPAIN — 4.63%
Telefonica SA	1,466,640	17,730,186

		17,730,186
SWEDEN — 1.94%
Millicom International Cellular SA SDR	21,465	1,338,515
Tele2 AB Class B	109,080	1,059,320
TeliaSonera AB	936,090	5,026,975

		7,424,810
SWITZERLAND — 1.12%
Swisscom AG Registered	8,640	4,299,220

		4,299,220
TAIWAN — 0.99%
Chunghwa Telecom Co. Ltd. ADR	125,820	3,802,281

		3,802,281
UNITED KINGDOM — 12.10%
BT Group PLC	2,842,155	18,064,426
Vodafone Group PLC	8,942,856	28,237,033

		46,301,459
UNITED STATES — 36.18%
AT&T Inc.	2,077,720	67,692,118
CenturyLink Inc.	191,430	4,808,722
Frontier Communications Corp.	396,630	1,883,992
Level 3 Communications Inc.[a]	98,415	4,299,751
Verizon Communications Inc.	1,373,332	59,753,675

		138,438,258

TOTAL COMMON STOCKS
(Cost: $441,374,923)		381,329,036

SHORT-TERM INVESTMENTS — 1.21%

MONEY MARKET FUNDS — 1.21%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[c,d,e]	4,336,030	4,336,030

38	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL TELECOM ETF

September 30, 2015

Security	Shares	Value
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%[c,d,e]	237,673	$237,673
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[c,d]	81,139	81,139

		4,654,842

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,654,842)		4,654,842

TOTAL INVESTMENTS IN SECURITIES — 100.88%
(Cost: $446,029,765)		385,983,878
Other Assets, Less Liabilities — (0.88)%		(3,380,321)

NET ASSETS — 100.00%		$382,603,557

ADR — American Depositary Receipts

SDR — Swedish Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited)

iSHARES® GLOBAL UTILITIES ETF

September 30, 2015

Security	Shares	Value
COMMON STOCKS — 99.62%

AUSTRALIA — 1.46%
AGL Energy Ltd.	105,501	$1,183,187
APA Group	174,708	1,048,988

		2,232,175
BRAZIL — 0.24%
CPFL Energia SA ADR	48,231	361,733

		361,733
CANADA — 0.81%
Fortis Inc./Canada	43,677	1,243,493

		1,243,493
CHILE — 0.89%
Empresa Nacional de Electricidad SA/Chile ADR	17,112	607,647
Enersis SA ADR	60,030	758,779

		1,366,426
FINLAND — 0.66%
Fortum OYJ	68,241	1,007,782

		1,007,782
FRANCE — 5.00%
Electricite de France SA	46,644	820,826
Engie	253,713	4,089,509
Suez Environnement Co.	55,890	1,000,067
Veolia Environnement SA	75,831	1,729,324

		7,639,726
GERMANY — 2.33%
E.ON SE	314,295	2,693,335
RWE AG	75,831	859,160

		3,552,495
HONG KONG — 4.28%
CLP Holdings Ltd.	310,500	2,650,251
Hong Kong & China Gas Co. Ltd.	1,045,416	1,958,625
Power Assets Holdings Ltd.	204,500	1,928,884

		6,537,760
ITALY — 5.05%
Enel SpA	1,107,174	4,928,699
Snam SpA	334,719	1,716,456
Terna Rete Elettrica Nazionale SpA	219,696	1,065,794

		7,710,949
JAPAN — 5.03%
Chubu Electric Power Co. Inc.	112,400	1,652,707
Kansai Electric Power Co. Inc. (The)[a]	126,200	1,398,300

Security	Shares	Value
Kyushu Electric Power Co. Inc.[a]	74,900	$813,634
Osaka Gas Co. Ltd.	333,000	1,259,542
Tokyo Electric Power Co. Inc.[a]	131,100	872,431
Tokyo Gas Co. Ltd.	351,000	1,693,381

		7,689,995
PORTUGAL — 0.97%
EDP – Energias de Portugal SA	406,058	1,482,620

		1,482,620
SPAIN — 6.53%
Acciona SA	4,278	302,278
Enagas SA	34,704	992,476
Gas Natural SDG SA	56,490	1,099,082
Iberdrola SA	930,784	6,178,857
Red Electrica Corp. SA	16,988	1,405,906

		9,978,599
UNITED KINGDOM — 11.67%
Centrica PLC	800,124	2,777,876
Drax Group PLC	62,859	232,326
National Grid PLC	615,549	8,567,849
Severn Trent PLC	37,329	1,234,923
SSE PLC	155,043	3,513,377
United Utilities Group PLC	106,881	1,497,556

		17,823,907
UNITED STATES — 54.70%
AES Corp./VA	107,019	1,047,716
AGL Resources Inc.	18,837	1,149,810
Ameren Corp.	38,019	1,607,063
American Electric Power Co. Inc.	77,073	4,382,371
CenterPoint Energy Inc.	67,413	1,216,131
CMS Energy Corp.	43,401	1,532,923
Consolidated Edison Inc.	46,023	3,076,638
Dominion Resources Inc./VA	93,357	6,570,466
DTE Energy Co.	28,152	2,262,576
Duke Energy Corp.	108,123	7,778,369
Edison International	51,198	3,229,058
Entergy Corp.	28,152	1,832,695
Eversource Energy	49,808	2,521,281
Exelon Corp.	135,309	4,018,677
FirstEnergy Corp.	66,240	2,073,974
NextEra Energy Inc.	72,312	7,054,036
NiSource Inc.	49,818	924,124
NRG Energy Inc.	51,819	769,512
Pepco Holdings Inc.	39,744	962,600
PG&E Corp.	76,797	4,054,882
Pinnacle West Capital Corp.	17,388	1,115,266

40	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL UTILITIES ETF

September 30, 2015

Security	Shares	Value
PPL Corp.	105,225	$3,460,850
Public Service Enterprise Group Inc.	79,419	3,348,305
SCANA Corp.	22,425	1,261,631
Sempra Energy	36,984	3,577,092
Southern Co. (The)	142,623	6,375,248
TECO Energy Inc.	36,846	967,576
WEC Energy Group Inc.	49,611	2,590,686
Xcel Energy Inc.	79,695	2,822,000

		83,583,556

TOTAL COMMON STOCKS
(Cost: $208,199,531)		152,211,216

PREFERRED STOCKS — 0.13%

BRAZIL — 0.13%
Cia. Energetica de Minas Gerais ADR	113,091	201,302

		201,302

TOTAL PREFERRED STOCKS
(Cost: $1,001,478)		201,302

SHORT-TERM INVESTMENTS — 0.08%

MONEY MARKET FUNDS — 0.08%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[b,c]	128,116	128,116

		128,116

TOTAL SHORT-TERM INVESTMENTS
(Cost: $128,116)		128,116

TOTAL INVESTMENTS IN SECURITIES — 99.83%
(Cost: $209,329,125)		152,540,634
Other Assets, Less Liabilities — 0.17%		255,886

NET ASSETS — 100.00%		$152,796,520

ADR — American Depositary Receipts

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	41

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

September 30, 2015

	iShares Global Consumer Discretionary ETF	iShares Global Consumer Staples ETF	iShares Global Energy ETF

ASSETS
Investments, at cost:
Unaffiliated	$286,083,225	$533,561,147	$1,144,545,573
Affiliated (Note 2)	6,712,535	2,380,153	7,523,505

Total cost of investments	$292,795,760	$535,941,300	$1,152,069,078

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$259,207,766	$588,338,043	$778,674,721
Affiliated (Note 2)	6,712,535	2,380,153	7,523,505

Total fair value of investments	265,920,301	590,718,196	786,198,226
Foreign currency, at value[b]	162,874	1,219,141	740,525
Cash	2,894	—	—
Receivables:
Due from custodian (Note 4)	372,452	—	32,436
Dividends and interest	552,049	2,111,717	1,717,007

Total Assets	267,010,570	594,049,054	788,688,194

LIABILITIES
Payables:
Investment securities purchased	372,452	437,781	32,436
Collateral for securities on loan (Note 1)	6,480,085	2,091,344	6,746,554
Investment advisory fees (Note 2)	101,474	231,714	313,812

Total Liabilities	6,954,011	2,760,839	7,092,802

NET ASSETS	$260,056,559	$591,288,215	$781,595,392

Net assets consist of:
Paid-in capital	$278,528,366	$506,634,606	$1,218,841,069
Undistributed net investment income	1,148,778	3,662,743	8,758,821
Undistributed net realized gain (accumulated net realized loss)	7,259,207	26,254,126	(80,122,198)
Net unrealized appreciation (depreciation)	(26,879,792)	54,736,740	(365,882,300)

NET ASSETS	$260,056,559	$591,288,215	$781,595,392

Shares outstanding[c]	3,050,000	6,650,000	27,300,000

Net asset value per share	$85.26	$88.92	$28.63

[a]	Securities on loan with values of $6,255,524, $1,947,488 and $6,543,183, respectively. See Note 1.
[b]	Cost of foreign currency: $162,831, $1,220,766 and $741,855, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

42	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2015

	iShares Global Financials ETF	iShares Global Healthcare ETF	iShares Global Industrials ETF

ASSETS
Investments, at cost:
Unaffiliated	$297,067,955	$1,415,246,075	$185,412,342
Affiliated (Note 2)	6,066,296	5,622,964	1,851,381

Total cost of investments	$303,134,251	$1,420,869,039	$187,263,723

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$229,675,533	$1,613,921,479	$172,380,023
Affiliated (Note 2)	5,637,318	5,622,964	1,851,381

Total fair value of investments	235,312,851	1,619,544,443	174,231,404
Foreign currency, at value[b]	341,671	626,320	186,167
Receivables:
Dividends and interest	835,936	4,422,230	475,997

Total Assets	236,490,458	1,624,592,993	174,893,568

LIABILITIES
Payables:
Collateral for securities on loan (Note 1)	2,494,585	3,867,864	1,767,766
Capital shares redeemed	—	—	70,163
Investment advisory fees (Note 2)	101,173	656,497	72,773

Total Liabilities	2,595,758	4,524,361	1,910,702

NET ASSETS	$233,894,700	$1,620,068,632	$172,982,866

Net assets consist of:
Paid-in capital	$387,788,531	$1,330,371,320	$200,696,879
Undistributed net investment income	1,932,316	4,267,177	835,127
Undistributed net realized gain (accumulated net realized loss)	(87,984,930)	86,844,618	(15,515,754)
Net unrealized appreciation (depreciation)	(67,841,217)	198,585,517	(13,033,386)

NET ASSETS	$233,894,700	$1,620,068,632	$172,982,866

Shares outstanding[c]	4,550,000	16,450,000	2,700,000

Net asset value per share	$51.41	$98.48	$64.07

[a]	Securities on loan with values of $2,392,634, $3,790,248 and $1,687,857, respectively. See Note 1.
[b]	Cost of foreign currency: $342,429, $628,923 and $186,411, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	43

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2015

	iShares Global Materials ETF	iShares Global Tech ETF	iShares Global Telecom ETF

ASSETS
Investments, at cost:
Unaffiliated	$346,653,541	$659,867,090	$441,374,923
Affiliated (Note 2)	306,820	7,306,643	4,654,842

Total cost of investments	$346,960,361	$667,173,733	$446,029,765

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$218,324,748	$800,266,989	$381,329,036
Affiliated (Note 2)	306,820	7,306,643	4,654,842

Total fair value of investments	218,631,568	807,573,632	385,983,878
Foreign currency, at value[b]	711,388	518,172	1,280,413
Receivables:
Investment securities sold	—	—	880,719
Dividends and interest	848,267	701,823	671,813

Total Assets	220,191,223	808,793,627	388,816,823

LIABILITIES
Payables:
Investment securities purchased	—	—	1,481,050
Collateral for securities on loan (Note 1)	236,902	6,531,263	4,573,703
Foreign taxes (Note 1)	—	7,160	—
Investment advisory fees (Note 2)	91,009	316,790	158,513

Total Liabilities	327,911	6,855,213	6,213,266

NET ASSETS	$219,863,312	$801,938,414	$382,603,557

Net assets consist of:
Paid-in capital	$443,890,318	$693,385,381	$496,343,296
Undistributed net investment income	1,981,104	1,791,506	4,025,369
Accumulated net realized loss	(97,645,163)	(33,630,453)	(57,713,223)
Net unrealized appreciation (depreciation)	(128,362,947)	140,391,980	(60,051,885)

NET ASSETS	$219,863,312	$801,938,414	$382,603,557

Shares outstanding[c]	4,950,000	8,900,000	6,750,000

Net asset value per share	$44.42	$90.11	$56.68

[a]	Securities on loan with values of $225,481, $6,370,829 and $4,255,169, respectively. See Note 1.
[b]	Cost of foreign currency: $712,169, $518,893 and $1,279,422, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

44	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2015

iShares Global Utilities ETF

ASSETS
Investments, at cost:
Unaffiliated	$209,201,009
Affiliated (Note 2)	128,116

Total cost of investments	$209,329,125

Investments in securities, at fair value (Note 1):
Unaffiliated	$152,412,518
Affiliated (Note 2)	128,116

Total fair value of investments	152,540,634
Foreign currency, at value[a]	173,590
Receivables:
Dividends and interest	334,071

Total Assets	153,048,295

LIABILITIES
Payables:
Investment securities purchased	193,091
Investment advisory fees (Note 2)	58,684

Total Liabilities	251,775

NET ASSETS	$152,796,520

Net assets consist of:
Paid-in capital	$250,728,928
Undistributed net investment income	1,290,412
Accumulated net realized loss	(42,424,244)
Net unrealized depreciation	(56,798,576)

NET ASSETS	$152,796,520

Shares outstanding[b]	3,450,000

Net asset value per share	$44.29

[a]	Cost of foreign currency: $173,902.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	45

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended September 30, 2015

	iShares Global Consumer Discretionary ETF	iShares Global Consumer Staples ETF	iShares Global Energy ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$3,967,991	$9,569,239	$20,486,577
Interest — affiliated (Note 2)	21	35	52
Securities lending income — affiliated — net (Note 2)	25,306	3,235	155,483

Total investment income	3,993,318	9,572,509	20,642,112

EXPENSES
Investment advisory fees (Note 2)	911,735	1,513,071	2,448,007

Total expenses	911,735	1,513,071	2,448,007

Net investment income	3,081,583	8,059,438	18,194,105

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(1,422,206)	1,675,511	(13,939,378)
In-kind redemptions — unaffiliated	15,345,936	33,439,815	4,240,316
Foreign currency transactions	(2,355)	45,453	(72,409)

Net realized gain (loss)	13,921,375	35,160,779	(9,771,471)

Net change in unrealized appreciation/depreciation on:
Investments	(37,938,926)	(55,335,080)	(210,070,362)
Translation of assets and liabilities in foreign currencies	13,048	(1,491)	(1,584)

Net change in unrealized appreciation/depreciation	(37,925,878)	(55,336,571)	(210,071,946)

Net realized and unrealized loss	(24,004,503)	(20,175,792)	(219,843,417)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(20,922,920)	$(12,116,354)	$(201,649,312)

a Net of foreign withholding tax of $291,186, $573,114 and $1,139,340, respectively.

See notes to financial statements.

46	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended September 30, 2015

	iShares Global Financials ETF	iShares Global Healthcare ETF	iShares Global Industrials ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$5,203,917	$13,935,624	$2,934,006
Dividends — affiliated (Note 2)	49,653	—	—
Interest — affiliated (Note 2)	20	120	15
Securities lending income — affiliated — net (Note 2)	7,547	19,654	4,375

Total investment income	5,261,137	13,955,398	2,938,396

EXPENSES
Investment advisory fees (Note 2)	769,925	4,042,705	569,214

Total expenses	769,925	4,042,705	569,214

Net investment income	4,491,212	9,912,693	2,369,182

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(6,159,439)	(1,187,016)	(996,575)
Investments — affiliated (Note 2)	(2,679)	—	—
In-kind redemptions — unaffiliated	13,276,188	77,033,484	8,082,300
In-kind redemptions — affiliated (Note 2)	628,701	—	—
Foreign currency transactions	(16,567)	(15,300)	(3,858)

Net realized gain	7,726,204	75,831,168	7,081,867

Net change in unrealized appreciation/depreciation on:
Investments	(49,460,984)	(222,964,495)	(32,919,930)
Translation of assets and liabilities in foreign currencies	(5,786)	34,162	6,388

Net change in unrealized appreciation/depreciation	(49,466,770)	(222,930,333)	(32,913,542)

Net realized and unrealized loss	(41,740,566)	(147,099,165)	(25,831,675)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(37,249,354)	$(137,186,472)	$(23,462,493)

[a]	Net of foreign withholding tax of $288,213, $557,819 and $131,291, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	47

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended September 30, 2015

	iShares Global Materials ETF	iShares Global Tech ETF	iShares Global Telecom ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$6,427,696	$7,443,585	$10,977,819
Interest — affiliated (Note 2)	22	67	19
Securities lending income — affiliated — net (Note 2)	11,732	26,794	14,578

	6,439,450	7,470,446	10,992,416
Less: Other foreign taxes (Note 1)	—	(7,160)	—

Total investment income	6,439,450	7,463,286	10,992,416

EXPENSES
Investment advisory fees (Note 2)	703,758	2,087,135	1,096,643

Total expenses	703,758	2,087,135	1,096,643

Net investment income	5,735,692	5,376,151	9,895,773

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(7,693,666)	(2,723,671)	(6,520,138)
In-kind redemptions — unaffiliated	(3,529,837)	15,808,066	8,041,115
Foreign currency transactions	(48,844)	(54,972)	(79,810)

Net realized gain (loss)	(11,272,347)	13,029,423	1,441,167

Net change in unrealized appreciation/depreciation on:
Investments	(55,475,817)	(74,699,706)	(35,475,785)
Translation of assets and liabilities in foreign currencies	27,683	35,505	35,668

Net change in unrealized appreciation/depreciation	(55,448,134)	(74,664,201)	(35,440,117)

Net realized and unrealized loss	(66,720,481)	(61,634,778)	(33,998,950)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(60,984,789)	$(56,258,627)	$(24,103,177)

[a]	Net of foreign withholding tax of $384,556, $353,834 and $608,850, respectively.

See notes to financial statements.

48	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended September 30, 2015

iShares Global Utilities ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$3,893,688
Interest — affiliated (Note 2)	9
Securities lending income — affiliated — net (Note 2)	1

Total investment income	3,893,698

EXPENSES
Investment advisory fees (Note 2)	402,493

Total expenses	402,493

Net investment income	3,491,205

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(3,423,355)
In-kind redemptions — unaffiliated	(2,232,968)
Foreign currency transactions	(13,739)

Net realized loss	(5,670,062)

Net change in unrealized appreciation/depreciation on:
Investments	(2,457,527)
Translation of assets and liabilities in foreign currencies	7,918

Net change in unrealized appreciation/depreciation	(2,449,609)

Net realized and unrealized loss	(8,119,671)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(4,628,466)

[a]	Net of foreign withholding tax of $214,830.

See notes to financial statements.

FINANCIAL STATEMENTS	49

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Global Consumer Discretionary ETF		iShares Global Consumer Staples ETF
	Six months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015	Six months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$3,081,583	$4,092,840	$8,059,438	$14,415,758
Net realized gain	13,921,375	54,534,489	35,160,779	5,461,575
Net change in unrealized appreciation/depreciation	(37,925,878)	(26,117,213)	(55,336,571)	29,677,969

Net increase (decrease) in net assets resulting from operations	(20,922,920)	32,510,116	(12,116,354)	49,555,302

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(3,108,827)	(3,832,660)	(7,939,478)	(14,575,854)

Total distributions to shareholders	(3,108,827)	(3,832,660)	(7,939,478)	(14,575,854)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	203,585,503	326,145,466	70,511,172	59,041,300
Cost of shares redeemed	(299,791,998)	(249,627,111)	(105,959,424)	(26,490,388)

Net increase (decrease) in net assets from capital share transactions	(96,206,495)	76,518,355	(35,448,252)	32,550,912

INCREASE (DECREASE) IN NET ASSETS	(120,238,242)	105,195,811	(55,504,084)	67,530,360

NET ASSETS
Beginning of period	380,294,801	275,098,990	646,792,299	579,261,939

End of period	$260,056,559	$380,294,801	$591,288,215	$646,792,299

Undistributed net investment income included in net assets at end of period	$1,148,778	$1,176,022	$3,662,743	$3,542,783

SHARES ISSUED AND REDEEMED
Shares sold	2,200,000	3,750,000	750,000	650,000
Shares redeemed	(3,350,000)	(2,900,000)	(1,150,000)	(300,000)

Net increase (decrease) in shares outstanding	(1,150,000)	850,000	(400,000)	350,000

See notes to financial statements.

50	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Global Energy ETF		iShares Global Financials ETF
	Six months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015	Six months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$18,194,105	$27,833,481	$4,491,212	$7,103,935
Net realized gain (loss)	(9,771,471)	30,046,099	7,726,204	21,558,589
Net change in unrealized appreciation/depreciation	(210,071,946)	(221,373,791)	(49,466,770)	(22,273,595)

Net increase (decrease) in net assets resulting from operations	(201,649,312)	(163,494,211)	(37,249,354)	6,388,929

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(16,198,424)	(25,927,796)	(3,999,179)	(7,139,718)

Total distributions to shareholders	(16,198,424)	(25,927,796)	(3,999,179)	(7,139,718)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	121,964,290	468,422,198	304,429,726	89,059,829
Cost of shares redeemed	(187,736,250)	(244,657,837)	(288,379,434)	(137,272,993)

Net increase (decrease) in net assets from capital share transactions	(65,771,960)	223,764,361	16,050,292	(48,213,164)

INCREASE (DECREASE) IN NET ASSETS	(283,619,696)	34,342,354	(25,198,241)	(48,963,953)

NET ASSETS
Beginning of period	1,065,215,088	1,030,872,734	259,092,941	308,056,894

End of period	$781,595,392	$1,065,215,088	$233,894,700	$259,092,941

Undistributed net investment income included in net assets at end of period	$8,758,821	$6,763,140	$1,932,316	$1,440,283

SHARES ISSUED AND REDEEMED
Shares sold	3,300,000	11,700,000	5,200,000	1,550,000
Shares redeemed	(5,850,000)	(5,400,000)	(5,200,000)	(2,450,000)

Net increase (decrease) in shares outstanding	(2,550,000)	6,300,000	—	(900,000)

See notes to financial statements.

FINANCIAL STATEMENTS	51

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Global Healthcare ETF		iShares Global Industrials ETF
	Six months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015	Six months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$9,912,693	$19,031,344	$2,369,182	$5,317,786
Net realized gain	75,831,168	80,049,191	7,081,867	28,207,156
Net change in unrealized appreciation/depreciation	(222,930,333)	143,181,878	(32,913,542)	(27,157,374)

Net increase (decrease) in net assets resulting from operations	(137,186,472)	242,262,413	(23,462,493)	6,367,568

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(13,226,189)	(17,494,028)	(2,760,937)	(5,664,222)

Total distributions to shareholders	(13,226,189)	(17,494,028)	(2,760,937)	(5,664,222)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	271,552,422	420,546,026	3,638,333	21,300,327
Cost of shares redeemed	(170,757,723)	(112,814,437)	(60,044,089)	(115,057,584)

Net increase (decrease) in net assets from capital share transactions	100,794,699	307,731,589	(56,405,756)	(93,757,257)

INCREASE (DECREASE) IN NET ASSETS	(49,617,962)	532,499,974	(82,629,186)	(93,053,911)

NET ASSETS
Beginning of period	1,669,686,594	1,137,186,620	255,612,052	348,665,963

End of period	$1,620,068,632	$1,669,686,594	$172,982,866	$255,612,052

Undistributed net investment income included in net assets at end of period	$4,267,177	$7,580,673	$835,127	$1,226,882

SHARES ISSUED AND REDEEMED
Shares sold	2,500,000	4,200,000	50,000	300,000
Shares redeemed	(1,550,000)	(1,200,000)	(900,000)	(1,650,000)

Net increase (decrease) in shares outstanding	950,000	3,000,000	(850,000)	(1,350,000)

See notes to financial statements.

52	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Global Materials ETF		iShares Global Tech ETF
	Six months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015	Six months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$5,735,692	$7,487,608	$5,376,151	$8,801,968
Net realized gain (loss)	(11,272,347)	(6,213,057)	13,029,423	19,694,193
Net change in unrealized appreciation/depreciation	(55,448,134)	(26,209,515)	(74,664,201)	79,162,817

Net increase (decrease) in net assets resulting from operations	(60,984,789)	(24,934,964)	(56,258,627)	107,658,978

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(5,672,430)	(7,521,336)	(4,955,350)	(8,873,017)

Total distributions to shareholders	(5,672,430)	(7,521,336)	(4,955,350)	(8,873,017)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	11,991,311	19,458,551	142,156,958
Cost of shares redeemed	(35,367,221)	(29,034,462)	(41,210,665)	(62,261,400)

Net increase (decrease) in net assets from capital share transactions	(35,367,221)	(17,043,151)	(21,752,114)	79,895,558

INCREASE (DECREASE) IN NET ASSETS	(102,024,440)	(49,499,451)	(82,966,091)	178,681,519

NET ASSETS
Beginning of period	321,887,752	371,387,203	884,904,505	706,222,986

End of period	$219,863,312	$321,887,752	$801,938,414	$884,904,505

Undistributed net investment income included in net assets at end of period	$1,981,104	$1,917,842	$1,791,506	$1,370,705

SHARES ISSUED AND REDEEMED
Shares sold	—	200,000	200,000	1,500,000
Shares redeemed	(700,000)	(500,000)	(450,000)	(700,000)

Net increase (decrease) in shares outstanding	(700,000)	(300,000)	(250,000)	800,000

See notes to financial statements.

FINANCIAL STATEMENTS	53

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Global Telecom ETF		iShares Global Utilities ETF
	Six months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015	Six months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$9,895,773	$16,998,812	$3,491,205	$8,778,369
Net realized gain (loss)	1,441,167	(11,806,498)	(5,670,062)	20,680,805
Net change in unrealized appreciation/depreciation	(35,440,117)	6,696,460	(2,449,609)	(32,120,637)

Net increase (decrease) in net assets resulting from operations	(24,103,177)	11,888,774	(4,628,466)	(2,661,463)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(8,010,150)	(53,255,351)	(3,594,571)	(8,527,338)

Total distributions to shareholders	(8,010,150)	(53,255,351)	(3,594,571)	(8,527,338)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	12,737,450	60,443,106	—	150,959,721
Cost of shares redeemed	(66,969,925)	(31,831,211)	(25,274,515)	(238,689,187)

Net increase (decrease) in net assets from capital share transactions	(54,232,475)	28,611,895	(25,274,515)	(87,729,466)

DECREASE IN NET ASSETS	(86,345,802)	(12,754,682)	(33,497,552)	(98,918,267)

NET ASSETS
Beginning of period	468,949,359	481,704,041	186,294,072	285,212,339

End of period	$382,603,557	$468,949,359	$152,796,520	$186,294,072

Undistributed net investment income included in net assets at end of period	$4,025,369	$2,139,746	$1,290,412	$1,393,778

SHARES ISSUED AND REDEEMED
Shares sold	200,000	950,000	—	3,050,000
Shares redeemed	(1,100,000)	(500,000)	(550,000)	(5,000,000)

Net increase (decrease) in shares outstanding	(900,000)	450,000	(550,000)	(1,950,000)

See notes to financial statements.

54	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global Consumer Discretionary ETF
	Six months ended Sep. 30, 2015 (Unaudited)	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011
Net asset value, beginning of period	$90.55	$82.12	$67.13	$58.82	$54.55	$46.76

Income from investment operations:
Net investment income[a]	0.73	1.43	1.10	0.96	0.86	0.63
Net realized and unrealized gain (loss)[b]	(5.41)	8.46	14.91	8.22	4.29	7.73

Total from investment operations	(4.68)	9.89	16.01	9.18	5.15	8.36

Less distributions from:
Net investment income	(0.61)	(1.46)	(1.02)	(0.87)	(0.88)	(0.57)

Total distributions	(0.61)	(1.46)	(1.02)	(0.87)	(0.88)	(0.57)

Net asset value, end of period	$85.26	$90.55	$82.12	$67.13	$58.82	$54.55

Total return	(5.23)%[c]	12.19%	24.02%	15.86%	9.68%	18.02%

Ratios/Supplemental data:
Net assets, end of period (000s)	$260,057	$380,295	$275,099	$184,614	$167,645	$136,379
Ratio of expenses to average net assets[d]	0.47%	0.47%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[d]	1.59%	1.69%	1.43%	1.63%	1.62%	1.28%
Portfolio turnover rate[e]	4%	6%	5%	8%	9%	4%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	55

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global Consumer Staples ETF
	Six months ended Sep. 30, 2015 (Unaudited)	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011
Net asset value, beginning of period	$91.74	$86.46	$82.38	$70.88	$63.24	$58.74

Income from investment operations:
Net investment income[a]	1.16	2.09	1.91	1.89	1.66	1.48
Net realized and unrealized gain (loss)[b]	(2.83)	5.29	3.92	11.62	7.54	4.47

Total from investment operations	(1.67)	7.38	5.83	13.51	9.20	5.95

Less distributions from:
Net investment income	(1.15)	(2.10)	(1.75)	(2.01)	(1.56)	(1.45)

Total distributions	(1.15)	(2.10)	(1.75)	(2.01)	(1.56)	(1.45)

Net asset value, end of period	$88.92	$91.74	$86.46	$82.38	$70.88	$63.24

Total return	(1.87)%[c]	8.60%	7.28%	19.47%	14.77%	10.37%

Ratios/Supplemental data:
Net assets, end of period (000s)	$591,288	$646,792	$579,262	$572,519	$450,095	$313,049
Ratio of expenses to average net assets[d]	0.47%	0.47%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[d]	2.51%	2.33%	2.29%	2.57%	2.52%	2.50%
Portfolio turnover rate[e]	1%	5%	4%	6%	4%	4%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

56	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global Energy ETF
	Six months ended Sep. 30, 2015 (Unaudited)	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011
Net asset value, beginning of period	$35.69	$43.77	$39.88	$39.67	$44.27	$35.23

Income from investment operations:
Net investment income[a]	0.60	1.16	1.05	0.93	0.91	0.72
Net realized and unrealized gain (loss)[b]	(7.13)	(8.12)	3.91	0.25	(4.63)	9.04

Total from investment operations	(6.53)	(6.96)	4.96	1.18	(3.72)	9.76

Less distributions from:
Net investment income	(0.53)	(1.12)	(1.07)	(0.97)	(0.88)	(0.72)

Total distributions	(0.53)	(1.12)	(1.07)	(0.97)	(0.88)	(0.72)

Net asset value, end of period	$28.63	$35.69	$43.77	$39.88	$39.67	$44.27

Total return	(18.61)%[c]	(16.30)%	12.75%	3.16%	(8.30)%	28.27%

Ratios/Supplemental data:
Net assets, end of period (000s)	$781,595	$1,065,215	$1,030,873	$1,022,866	$1,255,714	$1,514,180
Ratio of expenses to average net assets[d]	0.47%	0.47%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[d]	3.50%	2.76%	2.55%	2.44%	2.29%	2.00%
Portfolio turnover rate[e]	3%	6%	9%	6%	3%	5%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	57

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global Financials ETF
	Six months ended Sep. 30, 2015 (Unaudited)	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011
Net asset value, beginning of period	$56.94	$56.52	$48.31	$42.45	$48.18	$47.26

Income from investment operations:
Net investment income[a]	0.79	1.36	1.21	1.13	1.17	0.92
Net realized and unrealized gain (loss)[b]	(5.51)	0.40	8.20	5.86	(5.69)	0.97

Total from investment operations	(4.72)	1.76	9.41	6.99	(4.52)	1.89

Less distributions from:
Net investment income	(0.81)	(1.34)	(1.20)	(1.13)	(1.21)	(0.97)

Total distributions	(0.81)	(1.34)	(1.20)	(1.13)	(1.21)	(0.97)

Net asset value, end of period	$51.41	$56.94	$56.52	$48.31	$42.45	$48.18

Total return	(8.48)%[c]	3.13%	19.74%[d]	17.12%[d]	(9.22)%	4.24%

Ratios/Supplemental data:
Net assets, end of period (000s)	$233,895	$259,093	$308,057	$265,699	$184,674	$296,308
Ratio of expenses to average net assets[e]	0.47%	0.47%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	2.75%	2.40%	2.28%	2.63%	2.82%	2.04%
Portfolio turnover rate[f]	6%	5%	5%	5%	6%	7%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	The total return presented was calculated using the net asset value as of March 28, 2013 (the last day the Fund’s listing exchange was open during the year ended March 31, 2013). For financial reporting purposes, the Fund’s investments were fair valued as of the reporting date of March 31, 2013 which took into account certain foreign exchanges that were open for trading on March 29, 2013. As such, the total return calculated for financial reporting purposes for the years ended March 31, 2014 and March 31, 2013 were 19.84% and 17.02%, respectively.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

58	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global Healthcare ETF
	Six months ended Sep. 30, 2015 (Unaudited)	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011
Net asset value, beginning of period	$107.72	$90.97	$73.54	$60.12	$54.19	$52.47

Income from investment operations:
Net investment income[a]	0.63	1.43	1.39	1.36	1.28	1.13
Net realized and unrealized gain (loss)[b]	(9.03)	16.69	17.34	13.53	5.87	1.73

Total from investment operations	(8.40)	18.12	18.73	14.89	7.15	2.86

Less distributions from:
Net investment income	(0.84)	(1.37)	(1.30)	(1.47)	(1.22)	(1.14)

Total distributions	(0.84)	(1.37)	(1.30)	(1.47)	(1.22)	(1.14)

Net asset value, end of period	$98.48	$107.72	$90.97	$73.54	$60.12	$54.19

Total return	(7.89)%[c]	20.11%	25.81%	25.29%	13.36%	5.70%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,620,069	$1,669,687	$1,137,187	$739,067	$532,087	$479,623
Ratio of expenses to average net assets[d]	0.47%	0.47%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[d]	1.15%	1.46%	1.70%	2.14%	2.28%	2.25%
Portfolio turnover rate[e]	2%	3%	5%	6%	6%	6%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	59

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global Industrials ETF
	Six months ended Sep. 30, 2015 (Unaudited)	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011
Net asset value, beginning of period	$72.00	$71.16	$59.20	$54.12	$57.62	$48.43

Income from investment operations:
Net investment income[a]	0.70	1.33	1.25	1.23	1.18	0.87
Net realized and unrealized gain (loss)[b]	(7.86)	0.87	11.79	5.11	(3.54)	9.12

Total from investment operations	(7.16)	2.20	13.04	6.34	(2.36)	9.99

Less distributions from:
Net investment income	(0.77)	(1.36)	(1.08)	(1.26)	(1.14)	(0.80)

Total distributions	(0.77)	(1.36)	(1.08)	(1.26)	(1.14)	(0.80)

Net asset value, end of period	$64.07	$72.00	$71.16	$59.20	$54.12	$57.62

Total return	(10.07)%[c]	3.10%	22.27%	12.12%	(3.96)%	20.92%

Ratios/Supplemental data:
Net assets, end of period (000s)	$172,983	$255,612	$348,666	$219,034	$202,934	$239,117
Ratio of expenses to average net assets[d]	0.47%	0.47%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[d]	1.96%	1.86%	1.91%	2.31%	2.26%	1.75%
Portfolio turnover rate[e]	4%	5%	6%	8%	6%	6%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

60	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global Materials ETF
	Six months ended Sep. 30, 2015 (Unaudited)	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011
Net asset value, beginning of period	$56.97	$62.42	$59.47	$62.78	$74.36	$63.54

Income from investment operations:
Net investment income[a]	1.05	1.29	1.26	1.28	1.25	1.14
Net realized and unrealized gain (loss)[b]	(12.59)	(5.44)	3.02	(3.28)	(11.56)	10.88

Total from investment operations	(11.54)	(4.15)	4.28	(2.00)	(10.31)	12.02

Less distributions from:
Net investment income	(1.01)	(1.30)	(1.33)	(1.31)	(1.27)	(1.20)

Total distributions	(1.01)	(1.30)	(1.33)	(1.31)	(1.27)	(1.20)

Net asset value, end of period	$44.42	$56.97	$62.42	$59.47	$62.78	$74.36

Total return	(20.65)%[c]	(6.77)%	7.52%	(3.16)%	(13.86)%	19.21%

Ratios/Supplemental data:
Net assets, end of period (000s)	$219,863	$321,888	$371,387	$475,722	$530,471	$832,866
Ratio of expenses to average net assets[d]	0.47%	0.47%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[d]	3.83%	2.12%	2.12%	2.17%	1.90%	1.78%
Portfolio turnover rate[e]	4%	4%	13%	7%	9%	4%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended September 30, 2015, and the years ended March 31, 2015, March 31, 2014 and March 31, 2013 were 4%, 4%, 12% and 7%, respectively. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	61

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global Tech ETF
	Six months ended Sep. 30, 2015 (Unaudited)	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011
Net asset value, beginning of period	$96.71	$84.58	$69.86	$70.71	$62.50	$57.84

Income from investment operations:
Net investment income[a]	0.59	1.07	0.92	0.79	0.55	0.42
Net realized and unrealized gain (loss)[b]	(6.65)	12.14	14.65	(0.91)	8.24	4.65

Total from investment operations	(6.06)	13.21	15.57	(0.12)	8.79	5.07

Less distributions from:
Net investment income	(0.54)	(1.08)	(0.85)	(0.73)	(0.58)	(0.41)

Total distributions	(0.54)	(1.08)	(0.85)	(0.73)	(0.58)	(0.41)

Net asset value, end of period	$90.11	$96.71	$84.58	$69.86	$70.71	$62.50

Total return	(6.32)%[c]	15.70%	22.52%	(0.18)%	14.27%	8.83%

Ratios/Supplemental data:
Net assets, end of period (000s)	$801,938	$884,905	$706,223	$520,427	$654,100	$609,375
Ratio of expenses to average net assets[d]	0.47%	0.47%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[d]	1.21%	1.17%	1.21%	1.18%	0.90%	0.73%
Portfolio turnover rate[e]	3%	7%	8%	7%	6%	3%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended September 30, 2015, and the years ended March 31, 2015, March 31, 2014 and March 31, 2013 were 3%, 6%, 8% and 6%, respectively. See Note 4.

See notes to financial statements.

62	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global Telecom ETF
	Six months ended Sep. 30, 2015 (Unaudited)	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011
Net asset value, beginning of period	$61.30	$66.90	$59.99	$56.35	$61.60	$52.95

Income from investment operations:
Net investment income[a]	1.33	2.32	6.75 [b]	2.65	3.02	2.48
Net realized and unrealized gain (loss)[c]	(4.89)	(0.47)	2.49	3.71	(5.24)	8.64

Total from investment operations	(3.56)	1.85	9.24	6.36	(2.22)	11.12

Less distributions from:
Net investment income	(1.06)	(7.45)	(2.33)	(2.72)	(3.03)	(2.47)

Total distributions	(1.06)	(7.45)	(2.33)	(2.72)	(3.03)	(2.47)

Net asset value, end of period	$56.68	$61.30	$66.90	$59.99	$56.35	$61.60

Total return	(6.00)%[d]	2.71%	15.86%	11.58%	(3.57)%	21.83%

Ratios/Supplemental data:
Net assets, end of period (000s)	$382,604	$468,949	$481,704	$464,933	$442,340	$428,150
Ratio of expenses to average net assets[e]	0.47%	0.47%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	4.25%	3.62%	10.50%[b]	4.56%	5.24%	4.44%
Portfolio turnover rate[f]	6%	8%	11%	7%	13%	6%

[a]	Based on average shares outstanding throughout each period.
[b]	Includes a one-time special distribution from Vodafone Group PLC which represented $4.36 per share and 6.78% of average net assets.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	63

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global Utilities ETF
	Six months ended Sep. 30, 2015 (Unaudited)	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011
Net asset value, beginning of period	$46.57	$47.93	$43.30	$42.55	$45.78	$45.87

Income from investment operations:
Net investment income[a]	0.94	1.70	1.73	1.80	1.89	1.80
Net realized and unrealized gain (loss)[b]	(2.22)	(1.31)	4.80	0.68	(3.16)	0.02

Total from investment operations	(1.28)	0.39	6.53	2.48	(1.27)	1.82

Less distributions from:
Net investment income	(1.00)	(1.75)	(1.90)	(1.73)	(1.96)	(1.91)

Total distributions	(1.00)	(1.75)	(1.90)	(1.73)	(1.96)	(1.91)

Net asset value, end of period	$44.29	$46.57	$47.93	$43.30	$42.55	$45.78

Total return	(2.81)%[c]	0.62%	15.91%[d]	5.97%[d]	(2.76)%	4.26%

Ratios/Supplemental data:
Net assets, end of period (000s)	$152,797	$186,294	$285,212	$231,655	$274,445	$254,073
Ratio of expenses to average net assets[e]	0.47%	0.47%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	4.08%	3.49%	3.89%	4.32%	4.38%	4.02%
Portfolio turnover rate[f]	4%	4%	7%	8%	6%	9%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	The total return presented was calculated using the net asset value as of March 28, 2013 (the last day the Fund’s listing exchange was open during the year ended March 31, 2013). For financial reporting purposes, the Fund’s investments were fair valued as of the reporting date of March 31, 2013 which took into account certain foreign exchanges that were open for trading on March 29, 2013. As such, the total return calculated for financial reporting purposes for the years ended March 31, 2014 and March 31, 2013 were 15.77% and 6.09%, respectively.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

64	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Global Consumer Discretionary	Diversified
Global Consumer Staples	Non-diversified
Global Energy	Non-diversified
Global Financials	Diversified
Global Healthcare	Non-diversified

iShares ETF	Diversification Classification
Global Industrials	Diversified
Global Materials	Diversified
Global Tech	Non-diversified
Global Telecom	Non-diversified
Global Utilities	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (“NAV”).

NOTES TO FINANCIAL STATEMENTS	65

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

66	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of September 30, 2015. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF	Level 1	Level 2	Level 3	Total
Global Consumer Discretionary
Investments:
Assets:
Common Stocks	$255,711,748	$522,246	$—	$256,233,994
Preferred Stocks	2,973,772	—	—	2,973,772
Money Market Funds	6,712,535	—	—	6,712,535

Total	$265,398,055	$522,246	$—	$265,920,301

Global Consumer Staples
Investments:
Assets:
Common Stocks	$584,883,587	$—	$—	$584,883,587
Preferred Stocks	3,454,456	—	—	3,454,456
Money Market Funds	2,380,153	—	—	2,380,153

Total	$590,718,196	$—	$—	$590,718,196

Global Energy
Investments:
Assets:
Common Stocks	$775,661,312	$—	$—	$775,661,312
Preferred Stocks	3,013,409	—	—	3,013,409
Money Market Funds	7,523,505	—	—	7,523,505

Total	$786,198,226	$—	$—	$786,198,226

Global Financials
Investments:
Assets:
Common Stocks	$231,263,609	$4,168	$1	$231,267,778
Preferred Stocks	1,542,252	—	—	1,542,252
Rights	—	2,095	—	2,095
Money Market Funds	2,500,726	—	—	2,500,726

Total	$235,306,587	$6,263	$1	$235,312,851

Global Healthcare
Investments:
Assets:
Common Stocks	$1,613,921,479	$—	$—	$1,613,921,479
Money Market Funds	5,622,964	—	—	5,622,964

Total	$1,619,544,443	$—	$—	$1,619,544,443

NOTES TO FINANCIAL STATEMENTS	67

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF	Level 1	Level 2	Level 3	Total
Global Industrials
Investments:
Assets:
Common Stocks	$172,380,023	$—	$—	$172,380,023
Money Market Funds	1,851,381	—	—	1,851,381

Total	$174,231,404	$—	$—	$174,231,404

Global Materials
Investments:
Assets:
Common Stocks	$217,022,681	$—	$—	$217,022,681
Preferred Stocks	1,302,067	—	—	1,302,067
Money Market Funds	306,820	—	—	306,820

Total	$218,631,568	$—	$—	$218,631,568

Global Tech
Investments:
Assets:
Common Stocks	$800,266,989	$—	$—	$800,266,989
Money Market Funds	7,306,643	—	—	7,306,643

Total	$807,573,632	$—	$—	$807,573,632

Global Telecom
Investments:
Assets:
Common Stocks	$381,329,036	$—	$—	$381,329,036
Money Market Funds	4,654,842	—	—	4,654,842

Total	$385,983,878	$—	$—	$385,983,878

Global Utilities
Investments:
Assets:
Common Stocks	$152,211,216	$—	$—	$152,211,216
Preferred Stocks	201,302	—	—	201,302
Money Market Funds	128,116	—	—	128,116

Total	$152,540,634	$—	$—	$152,540,634

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of September 30, 2015 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

68	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes,” and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2015, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of September 30, 2015, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of September 30, 2015 and the total value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

NOTES TO FINANCIAL STATEMENTS	69

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of September 30, 2015:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Global Consumer Discretionary
Citigroup Global Markets Inc.	$410,777	$410,777	$—
Credit Suisse Securities (USA) LLC	133,215	133,215	—
Deutsche Bank Securities Inc.	485	485	—
Goldman Sachs & Co.	1,849,753	1,849,753	—
JPMorgan Clearing Corp.	173,001	173,001	—
Merrill Lynch, Pierce, Fenner & Smith	204,970	204,970	—
Morgan Stanley & Co. LLC	454,510	454,510	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	1,058,835	1,058,835	—
State Street Bank & Trust Company	1,528,916	1,528,916	—
UBS Securities LLC	441,062	441,062	—

	$6,255,524	$6,255,524	$—

Global Consumer Staples
Goldman Sachs & Co.	$1,029,076	$1,029,076	$—
Morgan Stanley & Co. LLC	753,989	753,989	—
UBS Securities LLC	164,423	164,423	—

	$1,947,488	$1,947,488	$—

Global Energy
Citigroup Global Markets Inc.	$177,006	$177,006	$—
Credit Suisse Securities (USA) LLC	35,555	35,555	—
Deutsche Bank Securities Inc.	176,562	176,562	—
Goldman Sachs & Co.	2,757,918	2,757,918	—
JPMorgan Clearing Corp.	1,519,010	1,519,010	—
Morgan Stanley & Co. LLC	384,019	384,019	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	91,859	91,859	—
National Financial Services LLC	5,557	5,557	—
UBS Securities LLC	1,395,697	1,395,697	—

	$6,543,183	$6,543,183	$—

70	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Global Financials
Goldman Sachs & Co.	$587,452	$587,452	$—
JPMorgan Clearing Corp.	76,244	76,244	—
Merrill Lynch, Pierce, Fenner & Smith	1,424,420	1,424,420	—
Morgan Stanley & Co. LLC	269,929	269,929	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	34,589	34,589	—

	$2,392,634	$2,392,634	$—

Global Healthcare
Goldman Sachs & Co.	$3,790,248	$3,790,248	$—

Global Industrials
Credit Suisse Securities (USA) LLC	$771,173	$771,173	$—
Goldman Sachs & Co.	171,686	171,686	—
JPMorgan Clearing Corp.	288,480	288,480	—
Merrill Lynch, Pierce, Fenner & Smith	186,548	186,548	—
Morgan Stanley & Co. LLC	186,667	186,667	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	83,303	83,303	—

	$1,687,857	$1,687,857	$—

Global Materials
Credit Suisse Securities (USA) LLC	$89,921	$89,921	$—
Deutsche Bank Securities Inc.	16,253	16,253	—
Goldman Sachs & Co.	33,723	33,723	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	85,584	85,584	—

	$225,481	$225,481	$—

Global Tech
BNP Paribas Prime Brokerage Inc.	$54,484	$54,484	$—
Goldman Sachs & Co.	4,405,122	4,405,122	—
HSBC Bank PLC	58,811	58,811	—
JPMorgan Clearing Corp.	1,763,521	1,763,521	—
Merrill Lynch, Pierce, Fenner & Smith	86,976	86,976	—
UBS Securities LLC	1,915	1,915	—

	$6,370,829	$6,370,829	$—

Global Telecom
Barclays Capital Inc.	$2,281,761	$2,281,761	$—
Credit Suisse Securities (USA) LLC	1,857,548	1,857,548	—
State Street Bank & Trust Company	115,860	115,860	—

	$4,255,169	$4,255,169	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented for financial reporting purposes. The total collateral received is disclosed in each Fund’s statement of assets and liabilities.

NOTES TO FINANCIAL STATEMENTS	71

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.48%	First $10 billion
0.43	Over $10 billion, up to and including $20 billion
0.38	Over $20 billion

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, the iShares Global Tech ETF (the “Group 1 Funds”), retains 71.5% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

Pursuant to a securities lending agreement, the iShares Global Consumer Discretionary ETF, iShares Global Consumer Staples ETF, iShares Global Energy ETF, iShares Global Financials ETF, iShares Global Healthcare ETF, iShares Global Industrials ETF, iShares Global Materials ETF, iShares Global Telecom ETF and iShares Global Utilities ETF (the “Group 2 Funds”) retain 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Group 1 Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 75% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. Each Group 2 Fund will receive for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

72	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For the six months ended September 30, 2015, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
Global Consumer Discretionary	$8,326
Global Consumer Staples	1,264
Global Energy	40,653
Global Financials	2,140
Global Healthcare	8,420

iShares ETF	Fees Paid to BTC
Global Industrials	$1,594
Global Materials	3,202
Global Tech	13,803
Global Telecom	4,567

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trades for the six months ended September 30, 2015, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the six months ended September 30, 2015, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
Global Financials
BlackRock Inc.	4,732	5,543	(5,543)	4,732	$1,407,628	$28,634	$295,953
PNC Financial Services Group Inc. (The)	19,929	22,734	(23,280)	19,383	1,728,964	21,019	330,069

					$3,136,592	$49,653	$626,022

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

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iSHARES® TRUST

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended September 30, 2015 were as follows:

iShares ETF	Purchases	Sales
Global Consumer Discretionary	$16,264,145	$14,595,379
Global Consumer Staples	18,717,151	9,135,112
Global Energy	29,818,019	29,572,744
Global Financials	19,173,724	17,693,813
Global Healthcare	40,916,227	28,258,427
Global Industrials	9,338,601	10,444,843
Global Materials	12,671,753	13,791,094
Global Tech	24,237,705	25,049,379
Global Telecom	30,214,976	28,374,207
Global Utilities	6,644,710	7,425,203

In-kind transactions (see Note 4) for the six months ended September 30, 2015 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Global Consumer Discretionary	$200,822,875	$295,915,006
Global Consumer Staples	64,868,710	104,257,576
Global Energy	121,564,648	186,371,685
Global Financials	295,630,361	280,404,046
Global Healthcare	253,183,894	169,692,754
Global Industrials	3,559,168	58,669,750
Global Materials	—	33,303,813
Global Tech	17,802,112	37,980,581
Global Telecom	12,414,236	65,427,090
Global Utilities	—	24,340,871

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

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iSHARES® TRUST

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its investment in equity instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Each Fund, invests a substantial amount of its assets in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

Each fund invests all or substantially all of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions affecting those market sectors may have a significant impact on its investment performance.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring

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Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of March 31, 2015, the Funds’ fiscal year-end, the following Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total
Global Consumer Discretionary	$3,563,429	$140,985	$515,276	$977,806	$838,994	$6,036,490
Global Consumer Staples	3,291,987	—	1,198,337	854,970	376,300	5,721,594
Global Energy	15,903,621	172,682	4,800,649	12,576,847	3,833,014	37,286,813
Global Financials	26,746,245	279,616	14,101,017	26,135,934	19,984,033	87,246,845
Global Industrials	8,825,074	241,597	3,878,332	3,768,747	2,652,700	19,366,450
Global Materials	40,893,572	455,218	3,417,547	12,443,350	15,013,970	72,223,657
Global Tech	18,077,706	418,537	8,517,749	6,597,896	3,985,882	37,597,770
Global Telecom	34,550,018	—	2,355,085	6,058,821	3,049,039	46,012,963
Global Utilities	15,547,811	298,224	2,911,628	5,208,921	5,807,445	29,774,029

[a]	Must be utilized prior to losses subject to expiration.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

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As of September 30, 2015, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global Consumer Discretionary	$293,503,981	$7,836,072	$(35,419,752)	$(27,583,680)
Global Consumer Staples	538,741,687	84,533,671	(32,557,162)	51,976,509
Global Energy	1,175,693,673	11,432,232	(400,927,679)	(389,495,447)
Global Financials	311,787,643	1,175,674	(77,650,466)	(76,474,792)
Global Healthcare	1,427,033,976	230,560,834	(38,050,367)	192,510,467
Global Industrials	190,062,417	14,965,679	(30,796,692)	(15,831,013)
Global Materials	360,199,499	18,967,083	(160,535,014)	(141,567,931)
Global Tech	677,414,013	191,066,575	(60,906,956)	130,159,619
Global Telecom	455,356,823	12,051,575	(81,424,520)	(69,372,945)
Global Utilities	215,653,030	1,355,520	(64,467,916)	(63,112,396)

Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2015, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

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Board Review and Approval of Investment Advisory

Contract

iSHARES® TRUST

I. iShares Global Consumer Discretionary ETF, iShares Global Consumer Staples ETF, iShares Global Energy ETF, iShares Global Financials ETF, iShares Global Industrials ETF, iShares Global Materials ETF and iShares Global Tech ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 1, 2015 and May 6, 2015, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 21, 2015, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 24-25, 2015, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the applicable Lipper Groups. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses (net of waivers and reimbursements) for the Funds were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in their respective Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2014, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods.

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In considering this information, the Board noted that the Lipper Group may include funds that have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 24-25, 2015 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analyses and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information

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provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Funds already provided for breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed- end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objectives and strategies as the Funds or that track the same index or a similar index as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different, generally more extensive services provided to the Funds, as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

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Board Review and Approval of Investment Advisory

Contract (Continued)

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Based on the considerations described above, the Board determined that each Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of each Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

II. iShares Global Healthcare ETF and iShares Global Utilities ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 1, 2015 and May 6, 2015, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 21, 2015, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 24-25, 2015, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the applicable Lipper Groups. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses (net of waivers and reimbursements) for the Funds were within range of the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in their respective Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2014, and a

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comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 24-25, 2015 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analyses and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

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Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

Economies of Scale —The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Funds already provided for breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objectives and strategies as the Funds or that track the same index or a similar index as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different, generally more extensive services provided to the Funds, as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	83

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that each Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of each Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

III. iShares Global Telecom ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 1, 2015 and May 6, 2015, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 21, 2015, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 24-25, 2015, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the Fund’s Lipper Group. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

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Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Lipper Group. The Board further noted that the Lipper Group contained only four funds.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2014, and a comparison of the Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as the Fund, Lipper also provided, and the Board reviewed, a comparison of the Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Fund generally performed in line with its performance benchmark index over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that have a different investment objective and/or benchmark from the Fund. In addition, the Board noted that the Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Fund’s performance in comparison with its benchmark index. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 24-25, 2015 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Fund based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	85

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund or that track the same index or a similar index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different, generally more extensive services provided to the Fund, as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s

86	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	87

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
Global Financials	$0.797781	$—	$0.010134	$0.807915	99%	—%	1%		100%
Global Industrials	0.765600	—	0.001327	0.766927	100	—	0	[a]	100

[a]	Rounds to less than 1%.

88	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	89

Notes:

90	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2015 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-30-0915

SEPTEMBER 30, 2015

2015 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares S&P 100 ETF | OEF | NYSE Arca
➢	iShares S&P 500 Growth ETF | IVW | NYSE Arca
➢	iShares S&P 500 Value ETF | IVE | NYSE Arca
➢	iShares S&P Mid-Cap 400 Growth ETF | IJK | NYSE Arca
➢	iShares S&P Mid-Cap 400 Value ETF | IJJ | NYSE Arca
➢	iShares S&P Small-Cap 600 Growth ETF | IJT | NYSE Arca
➢	iShares S&P Small-Cap 600 Value ETF | IJS | NYSE Arca

Fund Performance Overview

iSHARES® S&P 100 ETF

Performance as of September 30, 2015

The iShares S&P 100 ETF (the “Fund”) seeks to track the investment results of an index composed of 100 large-capitalization U.S. equities, as represented by the S&P 100® (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2015, the total return for the Fund was -4.94%, net of fees, while the total return for the Index was -4.90%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(1.71)%	(1.82)%	(1.57)%	(1.71)%	(1.82)%	(1.57)%
5 Years	12.83%	12.81%	13.07%	82.86%	82.66%	84.81%
10 Years	6.39%	6.39%	6.58%	85.72%	85.72%	89.17%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period [a]	Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$950.60	$0.98	$1,000.00	$1,024.00	$1.01	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 12 for more information.

ALLOCATION BY SECTOR

As of 9/30/15

Sector	Percentage of Total Investments*

Information Technology	24.71%
Health Care	15.40
Financials	14.68
Consumer Discretionary	12.02
Consumer Staples	11.21
Industrials	9.22
Energy	7.34
Telecommunication Services	3.55
Materials	1.25
Utilities	0.62

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/15

Security	Percentage of Total Investments*

Apple Inc.	5.92%
Microsoft Corp.	3.33
Exxon Mobil Corp.	2.92
Johnson & Johnson	2.43
General Electric Co.	2.40
Berkshire Hathaway Inc. Class B	2.30
Wells Fargo & Co.	2.26
JPMorgan Chase & Co.	2.12
Facebook Inc. Class A	1.91
AT&T Inc.	1.88

TOTAL	27.47%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® S&P 500 GROWTH ETF

Performance as of September 30, 2015

The iShares S&P 500 Growth ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization U.S. equities that exhibit growth characteristics, as represented by the S&P 500 Growth IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2015, the total return for the Fund was -4.62%, net of fees, while the total return for the Index was -4.53%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	2.60%	2.49%	2.78%	2.60%	2.49%	2.78%
5 Years	14.50%	14.49%	14.72%	96.81%	96.69%	98.70%
10 Years	7.91%	7.92%	8.10%	114.13%	114.22%	117.81%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period [a]	Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$953.80	$0.88	$1,000.00	$1,024.10	$0.91	0.18%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 12 for more information.

ALLOCATION BY SECTOR

As of 9/30/15

Sector	Percentage of Total Investments*

Information Technology	32.36%
Health Care	18.13
Consumer Discretionary	17.34
Consumer Staples	9.46
Financials	8.90
Industrials	7.97
Energy	2.58
Materials	2.24
Utilities	0.86
Telecommunication Services	0.16

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/15

Security	Percentage of Total Investments*

Apple Inc.	6.92%
Microsoft Corp.	3.90
Facebook Inc. Class A	2.24
Amazon.com Inc.	2.16
Alphabet, Inc. Class A	2.04
Alphabet, Inc. Class C	1.98
Walt Disney Co. (The)	1.75
Johnson & Johnson	1.65
Home Depot Inc. (The)	1.63
Gilead Sciences Inc.	1.59

TOTAL	25.86%

*	Excludes money market funds.

6	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® S&P 500 VALUE ETF

Performance as of September 30, 2015

The iShares S&P 500 Value ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization U.S. equities that exhibit value characteristics, as represented by the S&P 500 Value IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2015, the total return for the Fund was -8.06%, net of fees, while the total return for the Index was -8.03%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(4.39)%	(4.47)%	(4.30)%	(4.39)%	(4.47)%	(4.30)%
5 Years	11.68%	11.68%	11.88%	73.74%	73.70%	75.30%
10 Years	5.26%	5.26%	5.41%	66.99%	66.94%	69.32%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period [a]	Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$919.40	$0.86	$1,000.00	$1,024.10	$0.91	0.18%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 12 for more information.

ALLOCATION BY SECTOR

As of 9/30/15

Sector	Percentage of Total Investments*

Financials	25.38%
Industrials	12.47
Energy	11.97
Health Care	10.66
Consumer Staples	10.48
Consumer Discretionary	8.16
Information Technology	6.55
Utilities	5.80
Telecommunication Services	5.04
Materials	3.49

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/15

Security	Percentage of Total Investments*

Exxon Mobil Corp.	3.96%
General Electric Co.	3.25
Berkshire Hathaway Inc. Class B	3.12
JPMorgan Chase & Co.	2.88
AT&T Inc.	2.56
Pfizer Inc.	2.47
Verizon Communications Inc.	2.26
Bank of America Corp.	2.08
Citigroup Inc.	1.91
Chevron Corp.	1.89

TOTAL	26.38%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® S&P MID-CAP 400 GROWTH ETF

Performance as of September 30, 2015

The iShares S&P Mid-Cap 400 Growth ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities that exhibit growth characteristics, as represented by the S&P MidCap 400 Growth IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2015, the total return for the Fund was -7.92%, net of fees, while the total return for the Index was -7.83%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	4.71%	4.76%	4.92%	4.71%	4.76%	4.92%
5 Years	13.29%	13.29%	13.50%	86.61%	86.62%	88.39%
10 Years	8.91%	8.91%	9.08%	134.72%	134.72%	138.46%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period [a]	Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$920.80	$1.20	$1,000.00	$1,023.80	$1.26	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 12 for more information.

ALLOCATION BY SECTOR

As of 9/30/15

Sector	Percentage of Total Investments*

Financials	25.13%
Information Technology	18.35
Consumer Discretionary	16.74
Industrials	14.77
Health Care	12.78
Materials	5.10
Consumer Staples	4.43
Utilities	2.20
Energy	0.50

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/15

Security	Percentage of Total Investments*

Church & Dwight Co. Inc.	1.43%
Alaska Air Group Inc.	1.31
Foot Locker Inc.	1.30
Hologic Inc.	1.24
Extra Space Storage Inc.	1.23
Federal Realty Investment Trust	1.22
UDR Inc.	1.17
LKQ Corp.	1.12
Wabtec Corp./DE	1.10
JetBlue Airways Corp.	1.05

TOTAL	12.17%

*	Excludes money market funds.

8	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® S&P MID-CAP 400 VALUE ETF

Performance as of September 30, 2015

The iShares S&P Mid-Cap 400 Value ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities that exhibit value characteristics, as represented by the S&P MidCap 400 Value IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2015, the total return for the Fund was -11.26%, net of fees, while the total return for the Index was -11.18%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(2.57)%	(2.52)%	(2.38)%	(2.57)%	(2.52)%	(2.38)%
5 Years	12.08%	12.08%	12.30%	76.84%	76.86%	78.64%
10 Years	7.14%	7.14%	7.34%	99.24%	99.29%	103.12%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period [a]	Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$887.40	$1.18	$1,000.00	$1,023.80	$1.26	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 12 for more information.

ALLOCATION BY SECTOR

As of 9/30/15

Sector	Percentage of Total Investments*

Financials	27.88%
Industrials	15.17
Information Technology	13.58
Consumer Discretionary	10.46
Materials	8.22
Utilities	8.10
Energy	6.68
Health Care	5.14
Consumer Staples	4.42
Telecommunication Services	0.35

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/15

Security	Percentage of Total Investments*

HollyFrontier Corp.	1.35%
Towers Watson & Co. Class A	1.19
New York Community Bancorp Inc.	1.18
Everest Re Group Ltd.	1.12
HCC Insurance Holdings Inc.	1.08
Alliant Energy Corp.	0.97
ManpowerGroup Inc.	0.92
Ingredion Inc.	0.91
Reinsurance Group of America Inc.	0.88
Atmos Energy Corp.	0.86

TOTAL	10.46%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

Performance as of September 30, 2015

The iShares S&P Small-Cap 600 Growth ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities that exhibit growth characteristics, as represented by the S&P SmallCap 600 Growth IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2015, the total return for the Fund was -7.16%, net of fees, while the total return for the Index was -7.11%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	7.96%	7.92%	8.13%	7.96%	7.92%	8.13%
5 Years	15.07%	15.09%	15.21%	101.77%	101.96%	103.01%
10 Years	8.33%	8.33%	8.45%	122.61%	122.62%	125.03%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period [a]	Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$928.40	$1.21	$1,000.00	$1,023.80	$1.26	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 12 for more information.

ALLOCATION BY SECTOR

As of 9/30/15

Sector	Percentage of Total Investments*

Financials	25.19%
Health Care	17.73
Consumer Discretionary	16.76
Information Technology	16.58
Industrials	13.61
Materials	3.68
Consumer Staples	2.91
Utilities	1.58
Energy	1.18
Telecommunication Services	0.78

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/15

Security	Percentage of Total Investments*

ABIOMED Inc.	1.17%
j2 Global Inc.	1.06
Post Properties Inc.	1.03
Pool Corp.	1.01
PrivateBancorp Inc.	0.98
Curtiss-Wright Corp.	0.95
Allegiant Travel Co.	0.93
ViaSat Inc.	0.93
Blackbaud Inc.	0.85
Medical Properties Trust Inc.	0.84

TOTAL	9.75%

*	Excludes money market funds.

10	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® S&P SMALL-CAP 600 VALUE ETF

Performance as of September 30, 2015

The iShares S&P Small-Cap 600 Value ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities that exhibit value characteristics, as represented by the S&P SmallCap 600 Value IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2015, the total return for the Fund was -11.22%, net of fees, while the total return for the Index was -11.15%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(0.80)%	(0.82)%	(0.61)%	(0.80)%	(0.82)%	(0.61)%
5 Years	12.67%	12.70%	12.87%	81.58%	81.83%	83.17%
10 Years	6.65%	6.65%	6.81%	90.29%	90.32%	93.26%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period [a]	Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$887.80	$1.18	$1,000.00	$1,023.80	$1.26	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 12 for more information.

ALLOCATION BY SECTOR

As of 9/30/15

Sector	Percentage of Total Investments*

Financials	24.19%
Industrials	19.03
Information Technology	15.50
Consumer Discretionary	12.48
Health Care	8.82
Utilities	6.95
Materials	5.63
Energy	3.84
Consumer Staples	2.78
Telecommunication Services	0.78

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/15

Security	Percentage of Total Investments*

UIL Holdings Corp.	0.91%
EMCOR Group Inc.	0.89
Southwest Gas Corp.	0.88
ProAssurance Corp.	0.84
Wintrust Financial Corp.	0.82
EnerSys	0.79
SYNNEX Corp.	0.79
Laclede Group Inc. (The)	0.75
ALLETE Inc.	0.73
FNB Corp./PA	0.73

TOTAL	8.13%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	11

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on April 1, 2015 and held through September 30, 2015, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

12	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P 100 ETF

September 30, 2015

Security	Shares	Value
COMMON STOCKS — 99.84%

AEROSPACE & DEFENSE — 3.40%
Boeing Co. (The)	231,693	$30,340,197
General Dynamics Corp.	110,043	15,180,432
Honeywell International Inc.	283,576	26,851,812
Lockheed Martin Corp.	96,871	20,082,327
Raytheon Co.	110,109	12,030,509
United Technologies Corp.	300,440	26,736,156

		131,221,433
AIR FREIGHT & LOGISTICS — 1.00%
FedEx Corp.	95,278	13,718,126
United Parcel Service Inc. Class B	253,352	25,003,309

		38,721,435
AUTOMOBILES — 0.90%
Ford Motor Co.	1,413,583	19,182,321
General Motors Co.	522,867	15,696,468

		34,878,789
BANKS — 7.94%
Bank of America Corp.	3,797,349	59,162,698
Citigroup Inc.	1,091,789	54,163,652
JPMorgan Chase & Co.	1,341,433	81,787,170
U.S. Bancorp	600,456	24,624,701
Wells Fargo & Co.	1,694,484	87,011,753

		306,749,974
BEVERAGES — 2.78%
Coca-Cola Co. (The)	1,420,127	56,975,495
PepsiCo Inc.	532,864	50,249,075

		107,224,570
BIOTECHNOLOGY — 4.63%
AbbVie Inc.	600,433	32,669,559
Amgen Inc.	275,046	38,044,363
Biogen Inc.[a]	85,306	24,893,144
Celgene Corp.[a]	286,759	31,018,721
Gilead Sciences Inc.	532,357	52,272,134

		178,897,921
CAPITAL MARKETS — 1.52%
Bank of New York Mellon Corp. (The)	401,374	15,713,792
Goldman Sachs Group Inc. (The)	146,024	25,373,130
Morgan Stanley	552,681	17,409,452

		58,496,374

Security	Shares	Value
CHEMICALS — 1.25%
Dow Chemical Co. (The)	420,089	$17,811,773
EI du Pont de Nemours & Co.	328,219	15,820,156
Monsanto Co.	169,697	14,481,942

		48,113,871
COMMUNICATIONS EQUIPMENT — 2.05%
Cisco Systems Inc.	1,844,847	48,427,234
QUALCOMM Inc.	569,935	30,622,607

		79,049,841
CONSUMER FINANCE — 0.96%
American Express Co.	308,721	22,885,488
Capital One Financial Corp.	196,757	14,268,817

		37,154,305
DIVERSIFIED FINANCIAL SERVICES — 2.30%
Berkshire Hathaway Inc. Class Ba	679,557	88,614,233

		88,614,233
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.55%
AT&T Inc.	2,231,209	72,692,789
Verizon Communications Inc.	1,474,786	64,167,939

		136,860,728
ELECTRIC UTILITIES — 0.62%
Exelon Corp.	313,040	9,297,288
Southern Co. (The)	329,519	14,729,499

		24,026,787
ELECTRICAL EQUIPMENT — 0.27%
Emerson Electric Co.	238,368	10,528,715

		10,528,715
ENERGY EQUIPMENT & SERVICES — 1.10%
Halliburton Co.	310,052	10,960,338
Schlumberger Ltd.	459,024	31,658,885

		42,619,223
FOOD & STAPLES RETAILING — 3.25%
Costco Wholesale Corp.	159,418	23,047,060
CVS Health Corp.	404,267	39,003,680
Wal-Mart Stores Inc.	572,425	37,116,037
Walgreens Boots Alliance Inc.	316,968	26,340,041

		125,506,818
FOOD PRODUCTS — 0.63%
Mondelez International Inc. Class A	584,482	24,472,261

		24,472,261

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 100 ETF

September 30, 2015

Security	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES — 1.45%
Abbott Laboratories	540,638	$21,744,460
Medtronic PLC	512,984	34,339,149

		56,083,609
HEALTH CARE PROVIDERS & SERVICES — 1.04%
UnitedHealth Group Inc.	345,893	40,127,047

		40,127,047
HOTELS, RESTAURANTS & LEISURE — 1.66%
McDonald’s Corp.	341,627	33,660,508
Starbucks Corp.	538,379	30,601,463

		64,261,971
HOUSEHOLD PRODUCTS — 2.37%
Colgate-Palmolive Co.	326,514	20,720,578
Procter & Gamble Co. (The)	983,950	70,785,363

		91,505,941
INDUSTRIAL CONGLOMERATES — 3.22%
3M Co.	226,618	32,127,634
General Electric Co.	3,662,373	92,365,047

		124,492,681
INSURANCE — 1.41%
Allstate Corp. (The)	145,237	8,458,603
American International Group Inc.	469,342	26,668,013
MetLife Inc.	405,135	19,102,115

		54,228,731
INTERNET & CATALOG RETAIL — 2.43%
Amazon.com Inc.[a]	139,120	71,214,137
Priceline Group Inc. (The)[a]	18,389	22,744,618

		93,958,755
INTERNET SOFTWARE & SERVICES — 5.34%
Alphabet Inc. Class Aa	105,155	67,127,798
Alphabet Inc. Class Ca	107,293	65,279,207
Facebook Inc. Class Aa	819,698	73,690,850

		206,097,855
IT SERVICES — 4.25%
Accenture PLC Class A	226,398	22,245,867
International Business Machines Corp.	326,887	47,388,808
MasterCard Inc. Class A	362,013	32,624,612
PayPal Holdings Inc.[a]	402,292	12,487,144
Visa Inc. Class A	707,845	49,308,483

		164,054,914

Security	Shares	Value
MACHINERY — 0.37%
Caterpillar Inc.	218,598	$14,287,565

		14,287,565
MEDIA — 3.77%
Comcast Corp. Class A	767,113	43,633,388
Comcast Corp. Class A Special NVS	133,561	7,645,032
Time Warner Inc.	295,842	20,339,138
Twenty-First Century Fox Inc. Class A	442,881	11,948,929
Twenty-First Century Fox Inc. Class B	156,076	4,224,977
Walt Disney Co. (The)	563,271	57,566,296

		145,357,760
MULTILINE RETAIL — 0.47%
Target Corp.	227,959	17,931,255

		17,931,255
OIL, GAS & CONSUMABLE FUELS — 6.23%
Anadarko Petroleum Corp.	184,279	11,128,609
Chevron Corp.	682,578	53,841,753
ConocoPhillips	447,421	21,458,311
Devon Energy Corp.	140,219	5,200,723
Exxon Mobil Corp.	1,512,423	112,448,650
Kinder Morgan Inc./DE	651,977	18,046,723
Occidental Petroleum Corp.	277,116	18,331,223

		240,455,992
PHARMACEUTICALS — 8.25%
Allergan PLC[a]	142,788	38,811,206
Bristol-Myers Squibb Co.	604,869	35,808,245
Eli Lilly & Co.	353,858	29,614,376
Johnson & Johnson	1,004,462	93,766,528
Merck & Co. Inc.	1,021,705	50,462,010
Pfizer Inc.	2,237,134	70,268,379

		318,730,744
REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.53%
Simon Property Group Inc.	112,233	20,619,447

		20,619,447
ROAD & RAIL — 0.94%
Norfolk Southern Corp.	109,324	8,352,354
Union Pacific Corp.	314,747	27,826,782

		36,179,136

14	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 100 ETF

September 30, 2015

Security	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.82%
Intel Corp.	1,724,460	$51,975,224
Texas Instruments Inc.	372,307	18,436,643

		70,411,867
SOFTWARE — 4.43%
Microsoft Corp.	2,901,181	128,406,271
Oracle Corp.	1,179,645	42,608,777

		171,015,048
SPECIALTY RETAIL — 1.99%
Home Depot Inc. (The)	465,796	53,794,780
Lowe’s Companies Inc.	335,619	23,130,862

		76,925,642
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 6.78%
Apple Inc.	2,068,600	228,166,580
EMC Corp./MA	698,168	16,867,739
Hewlett-Packard Co.	655,252	16,781,004

		261,815,323
TEXTILES, APPAREL & LUXURY GOODS — 0.78%
NIKE Inc. Class B	245,898	30,238,077

		30,238,077
TOBACCO — 2.16%
Altria Group Inc.	711,223	38,690,531
Philip Morris International Inc.	561,953	44,579,732

		83,270,263

TOTAL COMMON STOCKS
(Cost: $4,150,687,244)		3,855,186,901

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.62%

MONEY MARKET FUNDS — 0.62%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[b,c]	24,061,143	$24,061,143

		24,061,143

TOTAL SHORT-TERM INVESTMENTS
(Cost: $24,061,143)		24,061,143

TOTAL INVESTMENTS IN SECURITIES — 100.46%
(Cost: $4,174,748,387)		3,879,248,044
Other Assets, Less Liabilities — (0.46)%		(17,706,338)

NET ASSETS — 100.00%		$3,861,541,706

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

Open futures contracts as of September 30, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini	53	Dec. 2015	Chicago Mercantile	$5,058,055	$(64,536)

See notes to financial statements.

SCHEDULES OF INVESTMENTS	15

Summary Schedule of Investments (Unaudited)

iSHARES® S&P 500 GROWTH ETF

September 30, 2015

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Boeing Co. (The)	420,858	$55,111,355	0.46%
Other securities[a]		191,312,268	1.60

		246,423,623	2.06
AIR FREIGHT & LOGISTICS
United Parcel Service Inc. Class B	524,642	51,776,919	0.43
Other securities[a]		45,565,946	0.38

		97,342,865	0.81
AIRLINES
Other securities[a]		117,426,898	0.98

		117,426,898	0.98
AUTOMOBILES
Other securities[a]		8,666,020	0.07

		8,666,020	0.07
BANKS
Wells Fargo & Co.	2,462,269	126,437,513	1.05
Other securities[a]		50,024,586	0.42

		176,462,099	1.47
BEVERAGES
Coca-Cola Co. (The)	2,889,046	115,908,526	0.97
PepsiCo Inc.	1,161,464	109,526,055	0.91
Other securities[a]		113,177,331	0.94

		338,611,912	2.82
BIOTECHNOLOGY
AbbVie Inc.	2,181,236	118,681,051	0.99
Amgen Inc.	999,178	138,206,301	1.15
Biogen Inc.[b]	309,898	90,431,335	0.75
Celgene Corp.[b]	1,041,733	112,684,259	0.94
Gilead Sciences Inc.	1,933,908	189,890,427	1.58
Other securities[a]		134,039,188	1.13

		783,932,561	6.54
BUILDING PRODUCTS
Other securities[a]		9,834,855	0.08

		9,834,855	0.08
CAPITAL MARKETS
BlackRock Inc.[c]	108,056	32,143,418	0.27
Other securities[a]		117,782,774	0.98

		149,926,192	1.25

Security	Shares	Value	% of Net Assets
CHEMICALS
Other securities[a]		$229,088,019	1.91%

		229,088,019	1.91
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		48,577,711	0.41

		48,577,711	0.41
COMMUNICATIONS EQUIPMENT
Cisco Systems Inc.	4,289,251	112,592,839	0.94
QUALCOMM Inc.	2,070,457	111,245,654	0.93
Other securities[a]		17,704,930	0.15

		241,543,423	2.02
CONSTRUCTION & ENGINEERING
Other securities[a]		3,065,567	0.03

		3,065,567	0.03
CONSTRUCTION MATERIALS
Other securities[a]		22,778,674	0.19

		22,778,674	0.19
CONSUMER FINANCE
Other securities[a]		75,488,805	0.63

		75,488,805	0.63
CONTAINERS & PACKAGING
Other securities[a]		15,974,558	0.13

		15,974,558	0.13
DISTRIBUTORS
Other securities[a]		9,599,823	0.08

		9,599,823	0.08
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		8,819,768	0.07

		8,819,768	0.07
DIVERSIFIED FINANCIAL SERVICES
Other securities[a]		66,078,371	0.55

		66,078,371	0.55
DIVERSIFIED TELECOMMUNICATION SERVICES
Other securities[a]		19,789,118	0.17

		19,789,118	0.17
ELECTRIC UTILITIES
Other securities[a]		42,103,946	0.35

		42,103,946	0.35
ELECTRICAL EQUIPMENT
Other securities[a]		19,146,454	0.16

		19,146,454	0.16

16	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH ETF

September 30, 2015

Security	Shares	Value	% of Net Assets
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other securities[a]		$49,675,506	0.41%

		49,675,506	0.41
ENERGY EQUIPMENT & SERVICES
Schlumberger Ltd.	783,779	54,057,238	0.45
Other securities[a]		13,191,908	0.11

		67,249,146	0.56
FOOD & STAPLES RETAILING
CVS Health Corp.	1,468,603	141,690,817	1.18
Other securities[a]		21,704,762	0.18

		163,395,579	1.36
FOOD PRODUCTS
Other securities[a]		128,131,934	1.07

		128,131,934	1.07
GAS UTILITIES
Other securities[a]		3,878,299	0.03

		3,878,299	0.03
HEALTH CARE EQUIPMENT & SUPPLIES
Medtronic PLC	1,863,543	124,745,569	1.04
Other securities[a]		236,657,399	1.97

		361,402,968	3.01
HEALTH CARE PROVIDERS & SERVICES
UnitedHealth Group Inc.	615,726	71,430,373	0.60
Other securities[a]		191,252,326	1.59

		262,682,699	2.19
HEALTH CARE TECHNOLOGY
Other securities[a]		24,269,170	0.20

		24,269,170	0.20
HOTELS, RESTAURANTS & LEISURE
McDonald’s Corp.	645,377	63,588,996	0.53
Starbucks Corp.	1,310,416	74,484,045	0.62
Other securities[a]		109,374,567	0.91

		247,447,608	2.06
HOUSEHOLD DURABLES
Other securities[a]		63,931,173	0.53

		63,931,173	0.53
HOUSEHOLD PRODUCTS
Procter & Gamble Co. (The)	1,751,492	126,002,335	1.05
Other securities[a]		85,086,145	0.71

		211,088,480	1.76

Security	Shares	Value	% of Net Assets
INDUSTRIAL CONGLOMERATES
3M Co.	551,594	$78,199,481	0.65%
Other securities[a]		52,587,025	0.44

		130,786,506	1.09
INSURANCE
Other securities[a]		53,436,267	0.45

		53,436,267	0.45
INTERNET & CATALOG RETAIL
Amazon.com Inc.[b]	505,377	258,697,432	2.16
Netflix Inc.[b]	561,391	57,969,235	0.48
Priceline Group Inc. (The)[b]	66,814	82,639,564	0.69
Other securities[a]		24,867,564	0.21

		424,173,795	3.54
INTERNET SOFTWARE & SERVICES
Alphabet Inc. Class Ab	381,990	243,850,956	2.03
Alphabet Inc. Class Cb	389,756	237,135,345	1.98
Facebook Inc. Class Ab	2,977,712	267,696,309	2.23
Other securities[a]		94,647,490	0.79

		843,330,100	7.03
IT SERVICES
Cognizant Technology Solutions Corp. Class Ab	803,246	50,291,232	0.42
MasterCard Inc. Class A	1,315,108	118,517,533	0.99
Visa Inc. Class A	2,571,408	179,124,281	1.49
Other securities[a]		218,822,661	1.83

		566,755,707	4.73
LEISURE PRODUCTS
Other securities[a]		5,236,498	0.04

		5,236,498	0.04
LIFE SCIENCES TOOLS & SERVICES
Thermo Fisher Scientific Inc.	525,123	64,212,040	0.54
Other securities[a]		12,456,801	0.10

		76,668,841	0.64
MACHINERY
Other securities[a]		40,566,995	0.34

		40,566,995	0.34

SCHEDULES OF INVESTMENTS	17

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH ETF

September 30, 2015

Security	Shares	Value	% of Net Assets
MEDIA
Comcast Corp. Class A	1,867,135	$106,202,639	0.89%
Time Warner Inc.	1,074,756	73,889,475	0.62
Walt Disney Co. (The)	2,046,209	209,122,560	1.74
Other securities[a]		153,265,889	1.28

		542,480,563	4.53
MULTI-UTILITIES
Other securities[a]		56,671,973	0.47

		56,671,973	0.47
MULTILINE RETAIL
Other securities[a]		60,858,428	0.51

		60,858,428	0.51
OIL, GAS & CONSUMABLE FUELS
EOG Resources Inc.	723,702	52,685,506	0.44
Kinder Morgan Inc./DE	2,368,570	65,562,018	0.55
Other securities[a]		122,868,132	1.02

		241,115,656	2.01
PERSONAL PRODUCTS
Other securities[a]		13,432,413	0.11

		13,432,413	0.11
PHARMACEUTICALS
Allergan PLC[b]	518,711	140,990,837	1.18
Bristol-Myers Squibb Co.	1,164,624	68,945,741	0.58
Eli Lilly & Co.	784,169	65,627,103	0.55
Johnson & Johnson	2,116,383	197,564,353	1.65
Merck & Co. Inc.	2,115,631	104,491,015	0.87
Other securities[a]		83,211,421	0.68

		660,830,470	5.51
PROFESSIONAL SERVICES
Other securities[a]		44,348,404	0.37

		44,348,404	0.37
REAL ESTATE INVESTMENT TRUSTS (REITS)
Simon Property Group Inc.	407,734	74,908,890	0.62
Other securities[a]		456,209,442	3.81

		531,118,332	4.43
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		12,208,576	0.10

		12,208,576	0.10
ROAD & RAIL
Union Pacific Corp.	1,143,411	101,088,967	0.84

Security	Shares	Value	% of Net Assets
Other securities[a]		$70,987,461	0.60%

		172,076,428	1.44
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Intel Corp.	6,264,508	188,812,271	1.57
Other securities[a]		268,072,485	2.24

		456,884,756	3.81
SOFTWARE
Microsoft Corp.	10,539,058	466,458,707	3.89
Oracle Corp.	2,828,381	102,161,122	0.85
Other securities[a]		211,314,917	1.77

		779,934,746	6.51
SPECIALTY RETAIL
Home Depot Inc. (The)	1,692,102	195,420,860	1.63
Lowe’s Companies Inc.	1,219,244	84,030,296	0.70
Other securities[a]		228,190,065	1.90

		507,641,221	4.23
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Apple Inc.	7,514,530	828,852,659	6.91
Other securities[a]		106,186,628	0.89

		935,039,287	7.80
TEXTILES, APPAREL & LUXURY GOODS
NIKE Inc. Class B	893,300	109,849,101	0.92
Other securities[a]		86,756,103	0.72

		196,605,204	1.64
TOBACCO
Altria Group Inc.	2,583,691	140,552,790	1.17
Philip Morris International Inc.	1,122,804	89,072,041	0.74
Other securities[a]		48,356,874	0.41

		277,981,705	2.32
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		24,859,544	0.21

		24,859,544	0.21

TOTAL COMMON STOCKS
(Cost: $9,902,201,471)		11,968,876,239	99.82

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[c,d,e]	223,356,850	223,356,850	1.86

18	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH ETF

September 30, 2015

Security	Shares	Value	% of Net Assets
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%[c,d,e]	12,242,992	$12,242,992	0.10%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01% [c,d]	60,573,850	60,573,850	0.51

		296,173,692	2.47

TOTAL SHORT-TERM INVESTMENTS
(Cost: $296,173,692)		296,173,692	2.47

TOTAL INVESTMENTS IN SECURITIES
(Cost: $10,198,375,163)		12,265,049,931	102.29
Other Assets, Less Liabilities		(275,069,863)	(2.29)

NET ASSETS		$11,989,980,068	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2015. Other securities may include securities on loan and non-income earning securities.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of September 30, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini	182	Dec. 2015	Chicago Mercantile	$17,369,170	$(221,614)

See notes to financial statements.

SCHEDULES OF INVESTMENTS	19

Summary Schedule of Investments (Unaudited)

iSHARES® S&P 500 VALUE ETF

September 30, 2015

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Boeing Co. (The)	320,696	$41,995,141	0.53%
Honeywell International Inc.	384,660	36,423,455	0.46
United Technologies Corp.	831,722	74,014,941	0.94
Other securities[a]		115,662,740	1.47

		268,096,277	3.40
AIR FREIGHT & LOGISTICS
Other securities[a]		51,546,899	0.65

		51,546,899	0.65
AIRLINES
Other securities[a]		17,798,177	0.23

		17,798,177	0.23
AUTO COMPONENTS
Other securities[a]		66,276,392	0.84

		66,276,392	0.84
AUTOMOBILES
Ford Motor Co.	3,913,265	53,103,006	0.67
General Motors Co.	1,447,452	43,452,509	0.55
Other securities[a]		4,748,795	0.06

		101,304,310	1.28
BANKS
Bank of America Corp.	10,512,406	163,783,285	2.08
Citigroup Inc.	3,022,454	149,943,943	1.90
JPMorgan Chase & Co.	3,713,568	226,416,241	2.87
PNC Financial Services Group Inc. (The)[b]	515,744	46,004,365	0.58
Wells Fargo & Co.	2,814,554	144,527,348	1.83
Other securities[a]		158,775,067	2.02

		889,450,249	11.28
BEVERAGES
Coca-Cola Co. (The)	1,729,806	69,399,817	0.88
PepsiCo Inc.	590,054	55,642,092	0.71
Other securities[a]		4,910,813	0.06

		129,952,722	1.65
BIOTECHNOLOGY
Other securities[a]		12,254,722	0.16

		12,254,722	0.16

Security	Shares	Value	% of Net Assets
BUILDING PRODUCTS
Other securities[a]		$6,724,228	0.09%

		6,724,228	0.09
CAPITAL MARKETS
Bank of New York Mellon Corp. (The)	1,111,137	43,501,014	0.55
BlackRock Inc.[b]	46,283	13,767,804	0.17
Goldman Sachs Group Inc. (The)	404,256	70,243,523	0.89
Morgan Stanley	1,530,003	48,195,094	0.61
Other securities[a]		73,990,018	0.95

		249,697,453	3.17
CHEMICALS
Dow Chemical Co. (The)	1,162,937	49,308,529	0.63
Other securities[a]		131,728,099	1.67

		181,036,628	2.30
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		36,766,122	0.47

		36,766,122	0.47
COMMUNICATIONS EQUIPMENT
Cisco Systems Inc.	1,838,565	48,262,331	0.61
Other securities[a]		23,988,634	0.31

		72,250,965	0.92
CONSTRUCTION & ENGINEERING
Other securities[a]		13,493,891	0.17

		13,493,891	0.17
CONSTRUCTION MATERIALS
Other securities[a]		4,778,087	0.06

		4,778,087	0.06
CONSUMER FINANCE
Capital One Financial Corp.	544,694	39,501,209	0.50
Other securities[a]		32,792,111	0.42

		72,293,320	0.92
CONTAINERS & PACKAGING
Other securities[a]		28,258,544	0.36

		28,258,544	0.36
DISTRIBUTORS
Other securities[a]		5,270,809	0.07

		5,270,809	0.07
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		3,300,571	0.04

		3,300,571	0.04

20	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 VALUE ETF

September 30, 2015

Security	Shares	Value	% of Net Assets
DIVERSIFIED FINANCIAL SERVICES
Berkshire Hathaway Inc. Class Bc	1,881,251	$245,315,130	3.11%
Other securities[a]		61,190,854	0.78

		306,505,984	3.89
DIVERSIFIED TELECOMMUNICATION SERVICES
AT&T Inc.	6,176,775	201,239,329	2.55
Verizon Communications Inc.	4,082,725	177,639,365	2.25
Other securities[a]		17,264,244	0.23

		396,142,938	5.03
ELECTRIC UTILITIES
Duke Energy Corp.	691,205	49,725,288	0.63
Southern Co. (The)	912,216	40,776,055	0.52
Other securities[a]		182,046,835	2.31

		272,548,178	3.46
ELECTRICAL EQUIPMENT
Other securities[a]		65,049,301	0.82

		65,049,301	0.82
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other securities[a]		27,138,950	0.34

		27,138,950	0.34
ENERGY EQUIPMENT & SERVICES
Schlumberger Ltd.	673,488	46,450,467	0.59
Other securities[a]		90,570,422	1.15

		137,020,889	1.74
FOOD & STAPLES RETAILING
Costco Wholesale Corp.	441,324	63,802,211	0.81
Wal-Mart Stores Inc.	1,584,674	102,750,262	1.30
Walgreens Boots Alliance Inc.	877,482	72,918,754	0.93
Other securities[a]		51,645,159	0.65

		291,116,386	3.69
FOOD PRODUCTS
Mondelez International Inc. Class A	1,618,045	67,747,544	0.86
Other securities[a]		124,476,721	1.58

		192,224,265	2.44
GAS UTILITIES
Other securities[a]		4,437,547	0.06

		4,437,547	0.06

Security	Shares	Value	% of Net Assets
HEALTH CARE EQUIPMENT & SUPPLIES
Other securities[a]		$72,553,107	0.92%

		72,553,107	0.92
HEALTH CARE PROVIDERS & SERVICES
Anthem Inc.	262,678	36,774,920	0.47
UnitedHealth Group Inc.	488,348	56,653,251	0.72
Other securities[a]		184,079,886	2.33

		277,508,057	3.52
HOTELS, RESTAURANTS & LEISURE
McDonald’s Corp.	453,956	44,728,285	0.57
Other securities[a]		85,900,062	1.09

		130,628,347	1.66
HOUSEHOLD DURABLES
Other securities[a]		26,126,597	0.33

		26,126,597	0.33
HOUSEHOLD PRODUCTS
Procter & Gamble Co. (The)	1,389,197	99,938,832	1.27
Other securities[a]		47,368,766	0.60

		147,307,598	1.87
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS
Other securities[a]		11,680,221	0.15

		11,680,221	0.15
INDUSTRIAL CONGLOMERATES
General Electric Co.	10,138,749	255,699,250	3.24
Other securities[a]		55,995,812	0.71

		311,695,062	3.95
INSURANCE
American International Group Inc.	1,299,299	73,826,169	0.94
MetLife Inc.	1,121,545	52,880,847	0.67
Other securities[a]		301,301,068	3.82

		428,008,084	5.43
IT SERVICES
International Business Machines Corp.	904,944	131,189,732	1.66
Other securities[a]		77,285,739	0.98

		208,475,471	2.64
LEISURE PRODUCTS
Other securities[a]		11,316,022	0.14

		11,316,022	0.14

SCHEDULES OF INVESTMENTS	21

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 VALUE ETF

September 30, 2015

Security	Shares	Value	% of Net Assets
LIFE SCIENCES TOOLS & SERVICES
Other securities[a]		$16,880,978	0.21%

		16,880,978	0.21
MACHINERY
Caterpillar Inc.	605,149	39,552,539	0.50
Other securities[a]		138,174,699	1.75

		177,727,238	2.25
MEDIA
Comcast Corp. Class A	700,791	39,860,992	0.51
Comcast Corp. Class A Special NVS	122,662	7,021,173	0.09
Other securities[a]		83,297,401	1.05

		130,179,566	1.65
METALS & MINING
Other securities[a]		44,342,717	0.56

		44,342,717	0.56
MULTI-UTILITIES
Other securities[a]		167,805,390	2.13

		167,805,390	2.13
MULTILINE RETAIL
Target Corp.	631,057	49,638,944	0.63
Other securities[a]		27,028,680	0.34

		76,667,624	0.97
OIL, GAS & CONSUMABLE FUELS
Chevron Corp.	1,889,618	149,053,068	1.89
ConocoPhillips	1,238,615	59,403,975	0.75
Exxon Mobil Corp.	4,186,928	311,298,097	3.95
Occidental Petroleum Corp.	767,141	50,746,377	0.64
Phillips 66	480,815	36,945,825	0.47
Other securities[a]		197,252,550	2.51

		804,699,892	10.21
PAPER & FOREST PRODUCTS
Other securities[a]		15,851,771	0.20

		15,851,771	0.20
PERSONAL PRODUCTS
Other securities[a]		8,007,329	0.10

		8,007,329	0.10
PHARMACEUTICALS
Bristol-Myers Squibb Co.	787,000	46,590,400	0.59
Johnson & Johnson	1,167,895	109,022,998	1.38

Security	Shares	Value	% of Net Assets
Merck & Co. Inc.	1,216,217	$60,068,958	0.76%
Pfizer Inc.	6,193,193	194,528,192	2.47
Other securities[a]		49,387,334	0.63

		459,597,882	5.83
PROFESSIONAL SERVICES
Other securities[a]		4,832,839	0.06

		4,832,839	0.06
REAL ESTATE INVESTMENT TRUSTS (REITS)
Other securities[a]		45,886,666	0.58

		45,886,666	0.58
ROAD & RAIL
Other securities[a]		16,278,752	0.21

		16,278,752	0.21
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Other securities[a]		62,160,879	0.79

		62,160,879	0.79
SOFTWARE
Oracle Corp.	1,110,311	40,104,433	0.51
Other securities[a]		41,168,985	0.52

		81,273,418	1.03
SPECIALTY RETAIL
Other securities[a]		70,016,102	0.89

		70,016,102	0.89
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Hewlett-Packard Co.	1,813,955	46,455,387	0.59
Other securities[a]		17,832,779	0.23

		64,288,166	0.82
TEXTILES, APPAREL & LUXURY GOODS
Other securities[a]		20,537,460	0.26

		20,537,460	0.26
THRIFTS & MORTGAGE FINANCE
Other securities[a]		4,949,454	0.06

		4,949,454	0.06
TOBACCO
Philip Morris International Inc.	700,046	55,534,649	0.70

		55,534,649	0.70
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		10,688,547	0.14

		10,688,547	0.14

TOTAL COMMON STOCKS
(Cost: $7,676,070,842)		7,866,240,689	99.79

22	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 VALUE ETF

September 30, 2015

Security	Shares	Value	% of Net Assets
SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[b,d,e]	36,993,230	$36,993,230	0.47%
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%[b,d,e]	2,027,732	2,027,732	0.02
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[b,d]	55,922,181	55,922,181	0.71

		94,943,143	1.20

TOTAL SHORT-TERM INVESTMENTS
(Cost: $94,943,143)		94,943,143	1.20

TOTAL INVESTMENTS IN SECURITIES
(Cost: $7,771,013,985)		7,961,183,832	100.99
Other Assets, Less Liabilities		(78,168,034)	(0.99)

NET ASSETS		$7,883,015,798	100.00%

NVS — Non-Voting Shares

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2015. Other securities may include securities on loan and non-income earning securities.
[b]	Affiliated issuer. See Note 2.
[c]	Non-income earning security.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of September 30, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini	163	Dec. 2015	Chicago Mercantile	$15,555,905	$(100,829)

See notes to financial statements.

SCHEDULES OF INVESTMENTS	23

Summary Schedule of Investments (Unaudited)

iSHARES® S&P MID-CAP 400 GROWTH ETF

September 30, 2015

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Other securities[a]		$58,821,696	1.11%

		58,821,696	1.11
AIRLINES
Alaska Air Group Inc.	872,124	69,290,252	1.31
JetBlue Airways Corp.[b,c]	2,156,422	55,570,995	1.05

		124,861,247	2.36
AUTO COMPONENTS
Other securities[a]		31,095,588	0.59

		31,095,588	0.59
AUTOMOBILES
Other securities[a]		6,972,125	0.13

		6,972,125	0.13
BANKS
Signature Bank/New York NYb,c	348,503	47,940,073	0.91
Other securities[a]		91,018,297	1.71

		138,958,370	2.62
BEVERAGES
Other securities[a]		13,980,292	0.26

		13,980,292	0.26
BIOTECHNOLOGY
United Therapeutics Corp.[b,c]	311,946	40,939,793	0.77

		40,939,793	0.77
BUILDING PRODUCTS
Other securities[a]		76,551,284	1.45

		76,551,284	1.45
CAPITAL MARKETS
SEI Investments Co.	954,517	46,036,355	0.87
Other securities[a]		74,905,655	1.41

		120,942,010	2.28
CHEMICALS
Cytec Industries Inc.	489,528	36,151,643	0.68
Valspar Corp. (The)	506,410	36,400,751	0.69
Other securities[a]		109,403,574	2.07

		181,955,968	3.44
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		84,390,342	1.59

		84,390,342	1.59

Security	Shares	Value	% of Net Assets
COMMUNICATIONS EQUIPMENT
Other securities[a]		$69,474,771	1.31%

		69,474,771	1.31
CONSTRUCTION MATERIALS
Other securities[a]		23,615,095	0.45

		23,615,095	0.45
CONSUMER FINANCE
Other securities[a]		10,167,896	0.19

		10,167,896	0.19
CONTAINERS & PACKAGING
Packaging Corp. of America	669,410	40,271,706	0.76

		40,271,706	0.76
DISTRIBUTORS
LKQ Corp.[b]	2,088,653	59,234,199	1.12

		59,234,199	1.12
DIVERSIFIED CONSUMER SERVICES
Service Corp. International/U.S.	1,372,613	37,197,812	0.70
Other securities[a]		4,994,205	0.10

		42,192,017	0.80
DIVERSIFIED FINANCIAL SERVICES
CBOE Holdings Inc.	567,090	38,040,397	0.72
Other securities[a]		26,933,953	0.51

		64,974,350	1.23
ELECTRIC UTILITIES
Other securities[a]		17,170,241	0.32

		17,170,241	0.32
ELECTRICAL EQUIPMENT
Acuity Brands Inc.	298,256	52,367,789	0.99
Other securities[a]		13,552,753	0.26

		65,920,542	1.25
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other securities[a]		130,490,638	2.47

		130,490,638	2.47
ENERGY EQUIPMENT & SERVICES
Other securities[a]		22,777,158	0.43

		22,777,158	0.43
FOOD & STAPLES RETAILING
Other securities[a]		6,119,945	0.12

		6,119,945	0.12

24	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 GROWTH ETF

September 30, 2015

Security	Shares	Value	% of Net Assets
FOOD PRODUCTS
Hain Celestial Group Inc. (The)[b,c]	702,890	$36,269,124	0.69%
WhiteWave Foods Co. (The)[b]	1,203,924	48,337,549	0.91
Other securities[a]		28,641,445	0.54

		113,248,118	2.14
GAS UTILITIES
UGI Corp.	1,183,531	41,210,549	0.78
Other securities[a]		24,249,552	0.46

		65,460,101	1.24
HEALTH CARE EQUIPMENT & SUPPLIES
Cooper Companies Inc. (The)	332,835	49,545,818	0.94
Hologic Inc.[b,c]	1,679,343	65,712,692	1.24
IDEXX Laboratories Inc.[b,c]	630,226	46,794,280	0.88
ResMed Inc.[c]	673,784	34,336,033	0.65
Sirona Dental Systems Inc.[b,c]	382,622	35,713,937	0.67
Other securities[a]		104,176,638	1.97

		336,279,398	6.35
HEALTH CARE PROVIDERS & SERVICES
Centene Corp.[b,c]	815,761	44,238,719	0.84
MEDNAX Inc.[b]	644,428	49,485,626	0.93
Other securities[a]		59,373,697	1.12

		153,098,042	2.89
HOTELS, RESTAURANTS & LEISURE
Domino’s Pizza Inc.	376,161	40,591,534	0.77
Other securities[a]		150,504,246	2.84

		191,095,780	3.61
HOUSEHOLD DURABLES
Jarden Corp.[b,c]	801,860	39,194,917	0.74
NVR Inc.[b,c]	26,149	39,882,978	0.75
Toll Brothers Inc.[b]	1,110,737	38,031,635	0.72
Other securities[a]		38,362,520	0.73

		155,472,050	2.94
HOUSEHOLD PRODUCTS
Church & Dwight Co. Inc.	896,963	75,255,196	1.42
Other securities[a]		6,942,793	0.13

		82,197,989	1.55

Security	Shares	Value	% of Net Assets
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS
Other securities[a]		$2,059,380	0.04%

		2,059,380	0.04
INDUSTRIAL CONGLOMERATES
Other securities[a]		18,735,757	0.35

		18,735,757	0.35
INSURANCE
Other securities[a]		144,540,418	2.73

		144,540,418	2.73
INTERNET & CATALOG RETAIL
Other securities[a]		12,631,895	0.24

		12,631,895	0.24
INTERNET SOFTWARE & SERVICES
Other securities[a]		20,453,353	0.39

		20,453,353	0.39
IT SERVICES
Gartner Inc.[b]	568,829	47,741,818	0.90
Global Payments Inc.	446,056	51,176,005	0.97
Other securities[a]		152,660,332	2.88

		251,578,155	4.75
LEISURE PRODUCTS
Polaris Industries Inc.	421,388	50,511,779	0.95
Other securities[a]		37,279,706	0.71

		87,791,485	1.66
LIFE SCIENCES TOOLS & SERVICES
Mettler-Toledo International Inc.[b,c]	189,733	54,024,574	1.02
Other securities[a]		59,346,413	1.12

		113,370,987	2.14
MACHINERY
Wabtec Corp./DE	662,200	58,306,710	1.10
Other securities[a]		180,208,381	3.41

		238,515,091	4.51
MARINE
Other securities[a]		13,928,528	0.26

		13,928,528	0.26
MEDIA
Other securities[a]		84,419,997	1.59

		84,419,997	1.59

SCHEDULES OF INVESTMENTS	25

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 GROWTH ETF

September 30, 2015

Security	Shares	Value	% of Net Assets
METALS & MINING
Other securities[a]		$23,923,903	0.45%

		23,923,903	0.45
MULTI-UTILITIES
Other securities[a]		12,823,342	0.24

		12,823,342	0.24
MULTILINE RETAIL
Other securities[a]		8,181,477	0.15

		8,181,477	0.15
OIL, GAS & CONSUMABLE FUELS
Other securities[a]		3,523,432	0.07

		3,523,432	0.07
PERSONAL PRODUCTS
Other securities[a]		18,414,917	0.35

		18,414,917	0.35
PHARMACEUTICALS
Other securities[a]		31,999,944	0.60

		31,999,944	0.60
PROFESSIONAL SERVICES
Other securities[a]		15,679,656	0.30

		15,679,656	0.30
REAL ESTATE INVESTMENT TRUSTS (REITS)
Camden Property Trust[c]	594,940	43,966,066	0.83
Duke Realty Corp.[c]	2,364,957	45,052,431	0.85
Extra Space Storage Inc.	841,483	64,928,828	1.23
Federal Realty Investment Trust[c]	473,497	64,608,666	1.22
Kilroy Realty Corp.	631,617	41,156,164	0.78
Omega Healthcare Investors Inc.[c]	1,108,046	38,947,817	0.74
Regency Centers Corp.[c]	644,977	40,085,321	0.76
UDR Inc.[c]	1,794,681	61,880,601	1.17
Other securities[a]		393,270,216	7.41

		793,896,110	14.99
REAL ESTATE MANAGEMENT & DEVELOPMENT
Jones Lang LaSalle Inc.	307,994	44,280,298	0.84
Other securities[a]		10,828,025	0.20

		55,108,323	1.04
ROAD & RAIL
Other securities[a]		66,014,797	1.25

		66,014,797	1.25

Security	Shares	Value	% of Net Assets
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Other securities[a]		$61,138,407	1.16%

		61,138,407	1.16
SOFTWARE
Cadence Design Systems Inc.[b,c]	1,995,949	41,276,225	0.78
CDK Global Inc.	734,611	35,099,714	0.66
FactSet Research Systems Inc.	283,697	45,337,617	0.86
Fortinet Inc.[b,c]	996,516	42,332,000	0.80
Tyler Technologies Inc.[b,c]	231,973	34,635,889	0.65
Ultimate Software Group Inc. (The)[b,c]	195,822	35,054,096	0.66
Other securities[a]		198,418,599	3.75

		432,154,140	8.16
SPECIALTY RETAIL
Foot Locker Inc.	954,188	68,672,910	1.30
Williams-Sonoma Inc.	576,968	44,051,507	0.83

		112,724,417	2.13
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Other securities[a]		4,902,582	0.09

		4,902,582	0.09
TEXTILES, APPAREL & LUXURY GOODS
Skechers U.S.A. Inc. Class Ab,c	292,405	39,205,662	0.74
Other securities[a]		53,792,078	1.02

		92,997,740	1.76
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		17,616,638	0.33

		17,616,638	0.33
WATER UTILITIES
Other securities[a]		18,584,349	0.35

		18,584,349	0.35

TOTAL COMMON STOCKS
(Cost: $4,947,021,584)		5,286,437,971	99.85

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[d,e,f]	390,501,874	390,501,874	7.38

26	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 GROWTH ETF

September 30, 2015

Security	Shares	Value	% of Net Assets
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%[d,e,f]	21,404,811	$21,404,811	0.40%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[d,e]	19,054,590	19,054,590	0.36

		430,961,275	8.14

TOTAL SHORT-TERM INVESTMENTS
(Cost: $430,961,275)		430,961,275	8.14

TOTAL INVESTMENTS IN SECURITIES
(Cost: $5,377,982,859)		5,717,399,246	107.99
Other Assets, Less Liabilities		(422,785,235)	(7.99)

NET ASSETS		$5,294,614,011	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2015. Other securities may include securities on loan and non-income earning securities.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of September 30, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
S&P MidCap 400 E-Mini	57	Dec. 2015	Chicago Mercantile	$7,768,530	$(127,671)

See notes to financial statements.

SCHEDULES OF INVESTMENTS	27

Summary Schedule of Investments (Unaudited)

iSHARES® S&P MID-CAP 400 VALUE ETF

September 30, 2015

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Orbital ATK Inc.	324,925	$23,352,360	0.62%
Other securities[a]		58,130,996	1.55

		81,483,356	2.17
AUTO COMPONENTS
Other securities[a]		13,992,519	0.37

		13,992,519	0.37
AUTOMOBILES
Other securities[a]		7,414,756	0.20

		7,414,756	0.20
BANKS
City National Corp./CA	266,648	23,481,023	0.62
Commerce Bancshares Inc./MO	441,280	20,104,717	0.53
Cullen/Frost Bankers Inc.	305,653	19,433,418	0.52
First Niagara Financial Group Inc.	1,950,634	19,915,973	0.53
Synovus Financial Corp.	725,633	21,478,737	0.57
Umpqua Holdings Corp.	1,209,366	19,712,666	0.52
Other securities[a]		223,207,184	5.95

		347,333,718	9.24
BUILDING PRODUCTS
Other securities[a]		32,407,849	0.86

		32,407,849	0.86
CAPITAL MARKETS
Other securities[a]		64,762,464	1.72

		64,762,464	1.72
CHEMICALS
Albemarle Corp.	615,726	27,153,517	0.72
Ashland Inc.	189,600	19,077,552	0.51
Other securities[a]		60,442,149	1.61

		106,673,218	2.84
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		70,641,897	1.88

		70,641,897	1.88
COMMUNICATIONS EQUIPMENT
Other securities[a]		25,075,084	0.67

		25,075,084	0.67
CONSTRUCTION & ENGINEERING
AECOM[b,c]	829,949	22,831,897	0.61
Other securities[a]		19,609,365	0.52

		42,441,262	1.13

Security	Shares	Value	% of Net Assets
CONSUMER FINANCE
Other securities[a]		$9,178,042	0.24%

		9,178,042	0.24
CONTAINERS & PACKAGING
AptarGroup Inc.	345,221	22,770,777	0.61
Bemis Co. Inc.	534,865	21,164,608	0.56
Sonoco Products Co.	553,961	20,906,488	0.56
Other securities[a]		16,082,627	0.42

		80,924,500	2.15
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		35,743,836	0.95

		35,743,836	0.95
DIVERSIFIED FINANCIAL SERVICES
Other securities[a]		10,646,254	0.28

		10,646,254	0.28
ELECTRIC UTILITIES
Great Plains Energy Inc.	848,592	22,928,956	0.61
OGE Energy Corp.	1,095,921	29,984,399	0.80
Westar Energy Inc.	775,209	29,799,034	0.79
Other securities[a]		50,991,075	1.36

		133,703,464	3.56
ELECTRICAL EQUIPMENT
Other securities[a]		26,701,685	0.71

		26,701,685	0.71
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Arrow Electronics Inc.[b,c]	518,136	28,642,558	0.76
Avnet Inc.	737,967	31,496,432	0.84
Ingram Micro Inc. Class A	856,044	23,318,639	0.62
Jabil Circuit Inc.	1,064,262	23,807,541	0.63
Other securities[a]		73,421,948	1.96

		180,687,118	4.81
ENERGY EQUIPMENT & SERVICES
Other securities[a]		91,755,089	2.44

		91,755,089	2.44
FOOD & STAPLES RETAILING
Casey’s General Stores Inc.	214,337	22,059,564	0.59
Other securities[a]		18,878,434	0.50

		40,937,998	1.09

28	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 VALUE ETF

September 30, 2015

Security	Shares	Value	% of Net Assets
FOOD PRODUCTS
Flowers Foods Inc.	1,015,556	$25,124,855	0.67%
Ingredion Inc.	391,948	34,220,980	0.91
Other securities[a]		37,219,969	0.99

		96,565,804	2.57
GAS UTILITIES
Atmos Energy Corp.	556,403	32,371,526	0.86
Other securities[a]		51,224,775	1.36

		83,596,301	2.22
HEALTH CARE EQUIPMENT & SUPPLIES
Other securities[a]		64,580,065	1.72

		64,580,065	1.72
HEALTH CARE PROVIDERS & SERVICES
Community Health Systems Inc.[b]	648,286	27,727,192	0.74
Health Net Inc./CAb	424,114	25,540,145	0.68
WellCare Health Plans Inc.[b]	242,281	20,879,776	0.56
Other securities[a]		19,709,566	0.52

		93,856,679	2.50
HEALTH CARE TECHNOLOGY
Other securities[a]		12,878,454	0.34

		12,878,454	0.34
HOTELS, RESTAURANTS & LEISURE
Other securities[a]		32,433,057	0.86

		32,433,057	0.86
HOUSEHOLD DURABLES
Jarden Corp.[b,c]	447,205	21,859,380	0.58
Other securities[a]		29,946,369	0.80

		51,805,749	1.38
HOUSEHOLD PRODUCTS
Other securities[a]		7,654,593	0.20

		7,654,593	0.20
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS
Other securities[a]		1,926,575	0.05

		1,926,575	0.05
INDUSTRIAL CONGLOMERATES
Other securities[a]		16,269,282	0.43

		16,269,282	0.43
INSURANCE
Alleghany Corp.[b]	46,525	21,778,818	0.58
American Financial Group Inc./OH	394,216	27,165,425	0.72

Security	Shares	Value	% of Net Assets
CNO Financial Group Inc.	1,056,738	$19,877,242	0.53%
Everest Re Group Ltd.	242,636	42,058,524	1.12
First American Financial Corp.	597,272	23,335,417	0.62
HCC Insurance Holdings Inc.	525,159	40,684,068	1.08
Old Republic International Corp.	1,325,537	20,731,399	0.55
Reinsurance Group of America Inc.	364,855	33,052,214	0.88
StanCorp Financial Group Inc.	232,545	26,556,639	0.71
Other securities[a]		104,634,147	2.78

		359,873,893	9.57
IT SERVICES
Other securities[a]		91,395,737	2.43

		91,395,737	2.43
LEISURE PRODUCTS
Other securities[a]		9,723,417	0.26

		9,723,417	0.26
LIFE SCIENCES TOOLS & SERVICES
Other securities[a]		21,660,029	0.58

		21,660,029	0.58
MACHINERY
AGCO Corp.[c]	412,010	19,212,026	0.51
Other securities[a]		121,760,698	3.24

		140,972,724	3.75
MARINE
Other securities[a]		7,462,311	0.20

		7,462,311	0.20
MEDIA
Other securities[a]		54,049,779	1.44

		54,049,779	1.44
METALS & MINING
Reliance Steel & Aluminum Co.	403,902	21,814,747	0.58
Steel Dynamics Inc.	1,330,745	22,862,199	0.61
Other securities[a]		52,610,501	1.40

		97,287,447	2.59
MULTI-UTILITIES
Alliant Energy Corp.	621,798	36,368,965	0.97

SCHEDULES OF INVESTMENTS	29

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 VALUE ETF

September 30, 2015

Security	Shares	Value	% of Net Assets
Other securities[a]		$37,425,200	0.99%

		73,794,165	1.96
MULTILINE RETAIL
Other securities[a]		22,675,618	0.60

		22,675,618	0.60
OIL, GAS & CONSUMABLE FUELS
Energen Corp.	432,605	21,569,685	0.57
HollyFrontier Corp.	1,035,592	50,578,313	1.35
Other securities[a]		86,932,314	2.31

		159,080,312	4.23
PAPER & FOREST PRODUCTS
Other securities[a]		23,532,298	0.63

		23,532,298	0.63
PERSONAL PRODUCTS
Other securities[a]		20,842,128	0.55

		20,842,128	0.55
PROFESSIONAL SERVICES
ManpowerGroup Inc.	421,589	34,523,923	0.92
Towers Watson & Co. Class A	380,484	44,661,212	1.19
Other securities[a]		9,548,213	0.25

		88,733,348	2.36
REAL ESTATE INVESTMENT TRUSTS (REITS)
Liberty Property Trust[c]	823,869	25,960,112	0.69
Other securities[a]		172,650,683	4.59

		198,610,795	5.28
ROAD & RAIL
Other securities[a]		24,061,272	0.64

		24,061,272	0.64
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Teradyne Inc.	1,159,069	20,874,832	0.56
Other securities[a]		76,919,939	2.04

		97,794,771	2.60
SOFTWARE
Other securities[a]		71,702,601	1.91

		71,702,601	1.91
SPECIALTY RETAIL
Dick’s Sporting Goods Inc.	514,925	25,545,429	0.68
Other securities[a]		132,319,884	3.52

		157,865,313	4.20

Security	Shares	Value	% of Net Assets
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
NCR Corp.[b]	868,134	$19,750,048	0.53%
Other securities[a]		23,333,625	0.62

		43,083,673	1.15
TEXTILES, APPAREL & LUXURY GOODS
Other securities[a]		6,721,044	0.18

		6,721,044	0.18
THRIFTS & MORTGAGE FINANCE
New York Community Bancorp Inc.[c]	2,439,912	44,064,811	1.17
Other securities[a]		11,754,174	0.32

		55,818,985	1.49
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		38,071,528	1.01

		38,071,528	1.01
WATER UTILITIES
Other securities[a]		10,821,121	0.29

		10,821,121	0.29
WIRELESS TELECOMMUNICATION SERVICES
Other securities[a]		12,935,345	0.34

		12,935,345	0.34

TOTAL COMMON STOCKS
(Cost: $3,738,981,326)		3,752,640,322	99.82

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[d,e,f]	176,607,679	176,607,679	4.70
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%[d,e,f]	9,680,501	9,680,501	0.26
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[d,e]	19,796,215	19,796,215	0.52

		206,084,395	5.48

TOTAL SHORT-TERM INVESTMENTS
(Cost: $206,084,395)		206,084,395	5.48

30	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 VALUE ETF

September 30, 2015

	Value	% of Net Assets
TOTAL INVESTMENTS IN SECURITIES
(Cost: $3,945,065,721)	$3,958,724,717	105.30%
Other Assets, Less Liabilities	(199,194,537)	(5.30)

NET ASSETS	$3,759,530,180	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2015. Other securities may include securities on loan and non-income earning securities.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of September 30, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
S&P MidCap 400 E-Mini	44	Dec. 2015	Chicago Mercantile	$5,996,760	$(40,918)

See notes to financial statements.

SCHEDULES OF INVESTMENTS	31

Summary Schedule of Investments (Unaudited)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

September 30, 2015

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Curtiss-Wright Corp.	502,075	$31,339,522	0.95%
Other securities[a]		26,259,502	0.80

		57,599,024	1.75
AIR FREIGHT & LOGISTICS
Other securities[a]		17,557,247	0.53

		17,557,247	0.53
AIRLINES
Allegiant Travel Co.	141,716	30,646,085	0.93
Other securities[a]		7,018,930	0.21

		37,665,015	1.14
AUTO COMPONENTS
Gentherm Inc.[b,c]	386,385	17,356,414	0.53
Other securities[a]		19,520,948	0.59

		36,877,362	1.12
AUTOMOBILES
Other securities[a]		5,554,381	0.17

		5,554,381	0.17
BANKS
Glacier Bancorp Inc.	808,819	21,344,733	0.65
Home BancShares Inc./AR	631,157	25,561,858	0.77
MB Financial Inc.	748,634	24,435,414	0.74
Pinnacle Financial Partners Inc.	362,038	17,888,298	0.54
PrivateBancorp Inc.	843,006	32,312,420	0.98
Texas Capital Bancshares Inc.[b,c]	333,804	17,498,006	0.53
Other securities[a]		115,133,326	3.49

		254,174,055	7.70
BIOTECHNOLOGY
Other securities[a]		60,483,431	1.83

		60,483,431	1.83
BUILDING PRODUCTS
Other securities[a]		42,186,560	1.28

		42,186,560	1.28
CAPITAL MARKETS
Other securities[a]		44,382,172	1.35

		44,382,172	1.35
CHEMICALS
Balchem Corp.	337,036	20,481,678	0.62
Other securities[a]		29,851,453	0.91

		50,333,131	1.53

Security	Shares	Value	% of Net Assets
COMMERCIAL SERVICES & SUPPLIES
Healthcare Services Group Inc.	769,544	$25,933,633	0.79%
Other securities[a]		41,524,939	1.25

		67,458,572	2.04
COMMUNICATIONS EQUIPMENT
ViaSat Inc.[b,c]	475,514	30,570,795	0.93
Other securities[a]		14,420,562	0.43

		44,991,357	1.36
CONSTRUCTION & ENGINEERING
Other securities[a]		16,384,157	0.50

		16,384,157	0.50
CONSTRUCTION MATERIALS
Other securities[a]		14,884,750	0.45

		14,884,750	0.45
CONSUMER FINANCE
PRA Group Inc.[b,c]	517,281	27,374,510	0.83
Other securities[a]		20,784,631	0.63

		48,159,141	1.46
DISTRIBUTORS
Pool Corp.	459,321	33,208,908	1.01
Other securities[a]		7,960,226	0.24

		41,169,134	1.25
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		11,796,771	0.36

		11,796,771	0.36
DIVERSIFIED FINANCIAL SERVICES
MarketAxess Holdings Inc.	267,312	24,827,939	0.75

		24,827,939	0.75
DIVERSIFIED TELECOMMUNICATION SERVICES
Other securities[a]		25,554,558	0.77

		25,554,558	0.77
ELECTRICAL EQUIPMENT
Other securities[a]		19,568,412	0.59

		19,568,412	0.59
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other securities[a]		62,800,665	1.90

		62,800,665	1.90
ENERGY EQUIPMENT & SERVICES
Other securities[a]		9,560,507	0.29

		9,560,507	0.29

32	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

September 30, 2015

Security	Shares	Value	% of Net Assets
FOOD PRODUCTS
Cal-Maine Foods Inc.[c]	332,300	$18,146,903	0.55%
J&J Snack Foods Corp.	158,233	17,984,763	0.54
Snyder’s-Lance Inc.	560,134	18,893,320	0.57
Other securities[a]		31,328,193	0.96

		86,353,179	2.62
GAS UTILITIES
Other securities[a]		28,869,054	0.87

		28,869,054	0.87
HEALTH CARE EQUIPMENT & SUPPLIES
ABIOMED Inc.[b,c]	413,794	38,383,531	1.16
Cantel Medical Corp.	382,644	21,695,915	0.66
Other securities[a]		143,207,241	4.34

		203,286,687	6.16
HEALTH CARE PROVIDERS & SERVICES
AmSurg Corp.[b,c]	321,453	24,980,113	0.76
Chemed Corp.[c]	181,100	24,171,417	0.73
Other securities[a]		78,555,506	2.38

		127,707,036	3.87
HEALTH CARE TECHNOLOGY
Other securities[a]		49,936,659	1.51

		49,936,659	1.51
HOTELS, RESTAURANTS & LEISURE
Marriott Vacations Worldwide Corp.	293,328	19,987,370	0.61
Papa John’s International Inc.	312,647	21,410,066	0.65
Texas Roadhouse Inc.	674,983	25,109,368	0.76
Other securities[a]		79,051,363	2.39

		145,558,167	4.41
HOUSEHOLD DURABLES
Helen of Troy Ltd.[b]	306,258	27,348,839	0.83
Ryland Group Inc. (The)	501,684	20,483,758	0.62
Other securities[a]		44,925,397	1.36

		92,757,994	2.81
HOUSEHOLD PRODUCTS
Other securities[a]		8,121,581	0.25

		8,121,581	0.25
INSURANCE
Other securities[a]		40,894,684	1.24

		40,894,684	1.24
INTERNET & CATALOG RETAIL
Other securities[a]		9,631,945	0.29

		9,631,945	0.29

Security	Shares	Value	% of Net Assets
INTERNET SOFTWARE & SERVICES
j2 Global Inc.	492,276	$34,877,755	1.06%
LogMeIn Inc.[b,c]	266,478	18,163,140	0.55
Other securities[a]		52,305,911	1.58

		105,346,806	3.19
IT SERVICES
Other securities[a]		60,691,495	1.84

		60,691,495	1.84
LEISURE PRODUCTS
Other securities[a]		6,014,316	0.18

		6,014,316	0.18
LIFE SCIENCES TOOLS & SERVICES
Other securities[a]		29,827,419	0.90

		29,827,419	0.90
MACHINERY
Hillenbrand Inc.	674,324	17,539,167	0.53
Other securities[a]		65,111,292	1.97

		82,650,459	2.50
MARINE
Matson Inc.	466,347	17,949,696	0.54

		17,949,696	0.54
MEDIA
Other securities[a]		16,896,931	0.51

		16,896,931	0.51
METALS & MINING
Other securities[a]		12,483,851	0.38

		12,483,851	0.38
MULTI-UTILITIES
Other securities[a]		13,043,493	0.40

		13,043,493	0.40
MULTILINE RETAIL
Other securities[a]		2,595,599	0.08

		2,595,599	0.08
OIL, GAS & CONSUMABLE FUELS
Other securities[a]		29,448,866	0.89

		29,448,866	0.89
PAPER & FOREST PRODUCTS
Other securities[a]		43,392,627	1.31

		43,392,627	1.31
PERSONAL PRODUCTS
Other securities[a]		1,559,921	0.05

		1,559,921	0.05

SCHEDULES OF INVESTMENTS	33

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

September 30, 2015

Security	Shares	Value	% of Net Assets
PHARMACEUTICALS
Impax Laboratories Inc.[b,c]	727,238	$25,606,050	0.78%
Prestige Brands Holdings Inc.[b,c]	564,300	25,483,788	0.77
Other securities[a]		61,916,772	1.87

		113,006,610	3.42
PROFESSIONAL SERVICES
On Assignment Inc.[b,c]	507,404	18,723,208	0.57
Other securities[a]		24,893,047	0.75

		43,616,255	1.32
REAL ESTATE INVESTMENT TRUSTS (REITS)
Cousins Properties Inc.	2,204,452	20,325,047	0.62
DiamondRock Hospitality Co.[c]	2,148,834	23,744,616	0.72
Education Realty Trust Inc.[c]	518,279	17,077,293	0.52
Healthcare Realty Trust Inc.	1,074,785	26,708,407	0.81
Medical Properties Trust Inc.[c]	2,503,159	27,684,939	0.84
Post Properties Inc.	584,127	34,048,763	1.03
Retail Opportunity Investments Corp.[c]	1,058,040	17,499,982	0.53
Other securities[a]		205,343,742	6.21

		372,432,789	11.28
ROAD & RAIL
Other securities[a]		45,681,649	1.38

		45,681,649	1.38
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Microsemi Corp.[b,c]	613,350	20,130,147	0.61
Monolithic Power Systems Inc.	390,220	19,979,264	0.61
Other securities[a]		75,285,838	2.28

		115,395,249	3.50
SOFTWARE
Blackbaud Inc.	501,627	28,151,307	0.85
MicroStrategy Inc. Class Ab	99,910	19,629,318	0.59
Take-Two Interactive Software Inc.[b,c]	913,613	26,248,101	0.80

Security	Shares	Value	% of Net Assets
Other securities[a]		$50,309,633	1.53%

		124,338,359	3.77
SPECIALTY RETAIL
Other securities[a]		106,621,815	3.23

		106,621,815	3.23
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Electronics For Imaging Inc.[b,c]	506,556	21,923,744	0.66
Other securities[a]		10,633,308	0.33

		32,557,052	0.99
TEXTILES, APPAREL & LUXURY GOODS
G-III Apparel Group Ltd.[b,c]	425,854	26,258,158	0.80
Wolverine World Wide Inc.	1,103,569	23,881,233	0.72
Other securities[a]		26,666,089	0.81

		76,805,480	2.33
THRIFTS & MORTGAGE FINANCE
BofI Holding Inc.[b,c]	152,457	19,641,035	0.60
Other securities[a]		25,566,994	0.77

		45,208,029	1.37
WATER UTILITIES
Other securities[a]		10,097,833	0.31

		10,097,833	0.31

TOTAL COMMON STOCKS
(Cost: $3,203,368,929)		3,294,747,926	99.82

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[d,e,f]	464,740,958	464,740,958	14.08
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%[d,e,f]	25,474,122	25,474,122	0.77
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[d,e]	14,727,214	14,727,214	0.45

		504,942,294	15.30

TOTAL SHORT-TERM INVESTMENTS
(Cost: $504,942,294)		504,942,294	15.30

34	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

September 30, 2015

	Value	% of Net Assets
TOTAL INVESTMENTS IN SECURITIES
(Cost: $3,708,311,223)	$3,799,690,220	115.12%
Other Assets, Less Liabilities	(499,189,611)	(15.12)

NET ASSETS	$3,300,500,609	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2015. Other securities may include securities on loan and non-income earning securities.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of September 30, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
Russell 2000 Mini	44	Dec. 2015	ICE Markets Equity	$4,821,960	$(130,259)

See notes to financial statements.

SCHEDULES OF INVESTMENTS	35

Summary Schedule of Investments (Unaudited)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

September 30, 2015

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Other securities[a]		$45,796,217	1.49%

		45,796,217	1.49
AIR FREIGHT & LOGISTICS
Other securities[a]		27,014,244	0.88

		27,014,244	0.88
AIRLINES
Other securities[a]		16,617,084	0.54

		16,617,084	0.54
AUTO COMPONENTS
Other securities[a]		21,653,403	0.70

		21,653,403	0.70
BANKS
Community Bank System Inc.	401,532	14,924,944	0.49
FNB Corp./PA	1,719,393	22,266,139	0.72
National Penn Bancshares Inc.	1,374,404	16,149,247	0.53
Old National Bancorp/IN	1,129,211	15,729,909	0.51
Sterling Bancorp/DE	1,170,104	17,399,446	0.57
UMB Financial Corp.	411,098	20,887,889	0.68
United Bankshares Inc./WV	380,215	14,444,368	0.47
Wintrust Financial Corp.	473,190	25,282,542	0.82
Other securities[a]		185,696,538	6.03

		332,781,022	10.82
BIOTECHNOLOGY
Other securities[a]		16,109,770	0.52

		16,109,770	0.52
BUILDING PRODUCTS
Other securities[a]		39,125,848	1.27

		39,125,848	1.27
CAPITAL MARKETS
Interactive Brokers Group Inc. Class A	563,094	22,225,320	0.72
Other securities[a]		28,642,321	0.93

		50,867,641	1.65
CHEMICALS
Other securities[a]		91,964,682	2.99

		91,964,682	2.99
COMMERCIAL SERVICES & SUPPLIES
ABM Industries Inc.	550,679	15,039,044	0.49

Security	Shares	Value	% of Net Assets
Brink’s Co. (The)	478,524	$12,924,933	0.42%
Interface Inc.	645,491	14,484,818	0.47
Tetra Tech Inc.	590,059	14,344,334	0.47
Other securities[a]		57,013,636	1.85

		113,806,765	3.70
COMMUNICATIONS EQUIPMENT
Other securities[a]		52,943,901	1.72

		52,943,901	1.72
CONSTRUCTION & ENGINEERING
EMCOR Group Inc.	616,205	27,267,071	0.89
Other securities[a]		32,174,095	1.04

		59,441,166	1.93
CONSUMER FINANCE
Other securities[a]		24,099,840	0.78

		24,099,840	0.78
CONTAINERS & PACKAGING
Other securities[a]		3,007,456	0.10

		3,007,456	0.10
DISTRIBUTORS
Other securities[a]		9,040,017	0.29

		9,040,017	0.29
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		13,080,616	0.43

		13,080,616	0.43
DIVERSIFIED FINANCIAL SERVICES
Other securities[a]		11,234,486	0.37

		11,234,486	0.37
DIVERSIFIED TELECOMMUNICATION SERVICES
Other securities[a]		20,333,005	0.66

		20,333,005	0.66
ELECTRIC UTILITIES
ALLETE Inc.	446,747	22,556,256	0.73
El Paso Electric Co.	396,138	14,585,801	0.48
UIL Holdings Corp.	555,413	27,920,612	0.91

		65,062,669	2.12
ELECTRICAL EQUIPMENT
EnerSys	454,963	24,376,918	0.79
Other securities[a]		21,792,691	0.71

		46,169,609	1.50
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Anixter International Inc.[b]	277,958	16,060,413	0.52

36	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

September 30, 2015

Security	Shares	Value	% of Net Assets
Coherent Inc.[b]	243,357	$13,311,628	0.43%
Sanmina Corp.[b,c]	788,657	16,853,600	0.55
SYNNEX Corp.	283,839	24,143,345	0.78
Other securities[a]		134,884,573	4.39

		205,253,559	6.67
ENERGY EQUIPMENT & SERVICES
Other securities[a]		77,245,243	2.51

		77,245,243	2.51
FOOD & STAPLES RETAILING
Other securities[a]		18,340,392	0.60

		18,340,392	0.60
FOOD PRODUCTS
Darling Ingredients Inc.[b]	1,620,054	18,209,407	0.59
Other securities[a]		21,452,359	0.70

		39,661,766	1.29
GAS UTILITIES
Laclede Group Inc. (The)	424,980	23,174,160	0.75
New Jersey Resources Corp.	435,513	13,078,455	0.43
Piedmont Natural Gas Co. Inc.[c]	419,273	16,800,269	0.55
South Jersey Industries Inc.	671,905	16,965,601	0.55
Southwest Gas Corp.	461,713	26,927,102	0.88
Other securities[a]		12,326,514	0.39

		109,272,101	3.55
HEALTH CARE EQUIPMENT & SUPPLIES
Other securities[a]		101,767,413	3.31

		101,767,413	3.31
HEALTH CARE PROVIDERS & SERVICES
AmSurg Corp.[b,c]	180,439	14,021,915	0.46
IPC Healthcare Inc.[b]	170,646	13,257,488	0.43
Kindred Healthcare Inc.	822,134	12,948,610	0.42
Magellan Health Inc.[b]	264,773	14,676,367	0.48
Other securities[a]		57,376,338	1.86

		112,280,718	3.65
HEALTH CARE TECHNOLOGY
Other securities[a]		22,689,353	0.74

		22,689,353	0.74
HOTELS, RESTAURANTS & LEISURE
Other securities[a]		54,726,287	1.78

		54,726,287	1.78

Security	Shares	Value	% of Net Assets
HOUSEHOLD DURABLES
La-Z-Boy Inc.	495,438	$13,158,833	0.43%
Other securities[a]		22,540,593	0.73

		35,699,426	1.16
HOUSEHOLD PRODUCTS
Other securities[a]		11,012,206	0.36

		11,012,206	0.36
INSURANCE
Horace Mann Educators Corp.	403,371	13,399,985	0.44
ProAssurance Corp.	526,594	25,839,968	0.84
Selective Insurance Group Inc.	559,964	17,392,482	0.57
Other securities[a]		75,720,730	2.45

		132,353,165	4.30
INTERNET & CATALOG RETAIL
Other securities[a]		11,169,512	0.36

		11,169,512	0.36
INTERNET SOFTWARE & SERVICES
Other securities[a]		21,080,663	0.69

		21,080,663	0.69
IT SERVICES
CACI International Inc. Class Ab,c	237,232	17,548,051	0.57
Other securities[a]		48,351,243	1.57

		65,899,294	2.14
LEISURE PRODUCTS
Other securities[a]		14,542,737	0.47

		14,542,737	0.47
LIFE SCIENCES TOOLS & SERVICES
Other securities[a]		2,668,364	0.09

		2,668,364	0.09
MACHINERY
Barnes Group Inc.	504,134	18,174,031	0.59
Other securities[a]		115,034,339	3.74

		133,208,370	4.33
MEDIA
Other securities[a]		23,176,927	0.75

		23,176,927	0.75
METALS & MINING
Kaiser Aluminum Corp.[c]	168,809	13,546,922	0.44
Other securities[a]		35,335,605	1.15

		48,882,527	1.59

SCHEDULES OF INVESTMENTS	37

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

September 30, 2015

Security	Shares	Value	% of Net Assets
MULTI-UTILITIES
Avista Corp.	610,940	$20,313,755	0.66%
NorthWestern Corp.	239,723	12,904,289	0.42

		33,218,044	1.08
MULTILINE RETAIL
Other securities[a]		4,059,123	0.13

		4,059,123	0.13
OIL, GAS & CONSUMABLE FUELS
PDC Energy Inc.[b,c]	393,312	20,849,469	0.68
Other securities[a]		19,694,129	0.64

		40,543,598	1.32
PAPER & FOREST PRODUCTS
Other securities[a]		29,154,082	0.95

		29,154,082	0.95
PERSONAL PRODUCTS
Other securities[a]		5,274,315	0.17

		5,274,315	0.17
PHARMACEUTICALS
Medicines Co. (The)[b,c]	379,613	14,410,110	0.47
Other securities[a]		947,805	0.03

		15,357,915	0.50
PROFESSIONAL SERVICES
Other securities[a]		60,320,394	1.96

		60,320,394	1.96
REAL ESTATE INVESTMENT TRUSTS (REITS)
EPR Properties	266,198	13,727,831	0.45
Kite Realty Group Trust[c]	817,222	19,458,056	0.63
Other securities[a]		92,329,676	3.00

		125,515,563	4.08
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		4,344,129	0.14

		4,344,129	0.14
ROAD & RAIL
Other securities[a]		12,233,892	0.40

		12,233,892	0.40
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Other securities[a]		96,482,528	3.14

		96,482,528	3.14
SOFTWARE
Other securities[a]		25,514,232	0.83

		25,514,232	0.83

Security	Shares	Value	% of Net Assets
SPECIALTY RETAIL
Genesco Inc.[b,c]	235,571	$13,444,037	0.44%
Men’s Wearhouse Inc. (The)	473,985	20,153,842	0.66
Other securities[a]		128,674,427	4.18

		162,272,306	5.28
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Other securities[a]		8,828,263	0.29

		8,828,263	0.29
TEXTILES, APPAREL & LUXURY GOODS
Other securities[a]		33,663,778	1.10

		33,663,778	1.10
THRIFTS & MORTGAGE FINANCE
Astoria Financial Corp.	889,042	14,313,576	0.47
Northwest Bancshares Inc.	996,004	12,948,052	0.42
Other securities[a]		34,266,499	1.11

		61,528,127	2.00
TOBACCO
Other securities[a]		11,042,411	0.36

		11,042,411	0.36
TRADING COMPANIES & DISTRIBUTORS
Applied Industrial Technologies Inc.	388,884	14,835,925	0.48
Other securities[a]		15,885,912	0.52

		30,721,837	1.00
WATER UTILITIES
Other securities[a]		5,909,146	0.19

		5,909,146	0.19
WIRELESS TELECOMMUNICATION SERVICES
Other securities[a]		3,472,253	0.11

		3,472,253	0.11

TOTAL COMMON STOCKS
(Cost: $3,175,712,377)		3,070,535,400	99.83

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[d,e,f]	274,892,406	274,892,406	8.93

38	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

September 30, 2015

Security	Shares	Value	% of Net Assets
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%[d,e,f]	15,067,840	$15,067,840	0.49%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[d,e]	8,244,236	8,244,236	0.27

		298,204,482	9.69

TOTAL SHORT-TERM INVESTMENTS
(Cost: $298,204,482)		298,204,482	9.69

TOTAL INVESTMENTS IN SECURITIES
(Cost: $3,473,916,859)		3,368,739,882	109.52
Other Assets, Less Liabilities		(292,956,803)	(9.52)

NET ASSETS		$3,075,783,079	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2015. Other securities may include securities on loan and non-income earning securities.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of September 30, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
Russell 2000 Mini	36	Dec. 2015	ICE Markets Equity	$3,945,240	$(164,423)

See notes to financial statements.

SCHEDULES OF INVESTMENTS	39

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

September 30, 2015

	iShares S&P 100 ETF	iShares S&P 500 Growth ETF	iShares S&P 500 Value ETF

ASSETS
Investments, at cost:
Unaffiliated	$4,150,687,244	$9,873,569,052	$7,623,259,362
Affiliated (Note 2)	24,061,143	324,806,111	147,754,623

Total cost of investments	$4,174,748,387	$10,198,375,163	$7,771,013,985

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$3,855,186,901	$11,936,732,821	$7,806,468,520
Affiliated (Note 2)	24,061,143	328,317,110	154,715,312

Total fair value of investments	3,879,248,044	12,265,049,931	7,961,183,832
Cash	—	16,154	9,205
Cash pledged to broker	273,640	939,340	841,360
Receivables:
Dividends and interest	4,437,527	12,110,381	11,303,674
Capital shares sold	38,501	148,179	—
Futures variation margin	90,630	311,220	278,730

Total Assets	3,884,088,342	12,278,575,205	7,973,616,801

LIABILITIES
Payables:
Collateral for securities on loan (Note 1)	—	235,599,842	39,020,962
Capital shares redeemed	—	89,561	—
Distribution to shareholders	21,910,881	51,096,433	50,409,043
Investment advisory fees (Note 2)	635,755	1,809,301	1,170,998

Total Liabilities	22,546,636	288,595,137	90,601,003

NET ASSETS	$3,861,541,706	$11,989,980,068	$7,883,015,798

Net assets consist of:
Paid-in capital	$4,420,249,658	$10,317,816,251	$8,256,018,140
Undistributed net investment income	1,152,811	3,523,848	3,792,931
Accumulated net realized loss	(264,295,884)	(397,813,185)	(566,864,291)
Net unrealized appreciation (depreciation)	(295,564,879)	2,066,453,154	190,069,018

NET ASSETS	$3,861,541,706	$11,989,980,068	$7,883,015,798

Shares outstanding[b]	45,500,000	111,150,000	93,750,000

Net asset value per share	$84.87	$107.87	$84.09

[a]	Securities on loan with values of $ —, $230,539,519 and $38,103,631, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

40	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2015

	iShares S&P Mid-Cap 400 Growth ETF	iShares S&P Mid-Cap 400 Value ETF	iShares S&P Small-Cap 600 Growth ETF

ASSETS
Investments, at cost:
Unaffiliated	$4,947,021,584	$3,738,981,326	$3,203,368,929
Affiliated (Note 2)	430,961,275	206,084,395	504,942,294

Total cost of investments	$5,377,982,859	$3,945,065,721	$3,708,311,223

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$5,286,437,971	$3,752,640,322	$3,294,747,926
Affiliated (Note 2)	430,961,275	206,084,395	504,942,294

Total fair value of investments	5,717,399,246	3,958,724,717	3,799,690,220
Cash pledged to broker	429,470	331,510	266,670
Receivables:
Investment securities sold	117,535	109,467	101,039
Dividends and interest	4,095,149	4,574,155	4,246,080
Capital shares sold	—	—	362,164
Futures variation margin	110,010	84,920	77,000

Total Assets	5,722,151,410	3,963,824,769	3,804,743,173

LIABILITIES
Payables:
Investment securities purchased	—	—	4,988,476
Collateral for securities on loan (Note 1)	411,906,685	186,288,180	490,215,080
Capital shares redeemed	247,032	—	—
Distribution to shareholders	14,274,985	17,217,951	8,351,842
Investment advisory fees (Note 2)	1,108,697	788,458	687,166

Total Liabilities	427,537,399	204,294,589	504,242,564

NET ASSETS	$5,294,614,011	$3,759,530,180	$3,300,500,609

Net assets consist of:
Paid-in capital	$5,072,424,249	$3,914,018,889	$3,102,047,234
Undistributed net investment income	2,241,432	2,618,911	1,864,183
Undistributed net realized gain (accumulated net realized loss)	(119,340,386)	(170,725,698)	105,340,454
Net unrealized appreciation	339,288,716	13,618,078	91,248,738

NET ASSETS	$5,294,614,011	$3,759,530,180	$3,300,500,609

Shares outstanding[b]	33,700,000	32,600,000	27,450,000

Net asset value per share	$157.11	$115.32	$120.24

[a]	Securities on loan with values of $402,480,619, $181,012,071 and $477,548,664, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	41

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2015

iShares S&P Small-Cap 600 Value ETF

ASSETS
Investments, at cost:
Unaffiliated	$3,175,712,377
Affiliated (Note 2)	298,204,482

Total cost of investments	$3,473,916,859

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$3,070,535,400
Affiliated (Note 2)	298,204,482

Total fair value of investments	3,368,739,882
Cash pledged to broker	218,480
Receivables:
Investment securities sold	4,734,827
Dividends and interest	3,818,546
Futures variation margin	63,000

Total Assets	3,377,574,735

LIABILITIES
Payables:
Collateral for securities on loan (Note 1)	289,960,246
Distribution to shareholders	11,186,077
Investment advisory fees (Note 2)	645,333

Total Liabilities	301,791,656

NET ASSETS	$3,075,783,079

Net assets consist of:
Paid-in capital	$3,409,933,940
Undistributed net investment income	1,172,470
Accumulated net realized loss	(229,981,931)
Net unrealized depreciation	(105,341,400)

NET ASSETS	$3,075,783,079

Shares outstanding[b]	29,350,000

Net asset value per share	$104.80

[a]	Securities on loan with values of $281,073,110. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

42	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended September 30, 2015

	iShares S&P 100 ETF	iShares S&P 500 Growth ETF	iShares S&P 500 Value ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$47,500,648	$108,318,109	$104,359,125
Dividends — affiliated (Note 2)	—	468,521	701,580
Interest — affiliated (Note 2)	399	1,334	786
Securities lending income — affiliated — net (Note 2)	792	121,751	363,289

Total investment income	47,501,839	108,909,715	105,424,780

EXPENSES
Investment advisory fees (Note 2)	4,240,470	11,576,653	7,476,018

Total expenses	4,240,470	11,576,653	7,476,018

Net investment income	43,261,369	97,333,062	97,948,762

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(10,059,766)	37,571,854	(15,336,826)
Investments — affiliated (Note 2)	—	(24,411)	(90,616)
In-kind redemptions — unaffiliated	144,155,825	445,558,056	58,473,540
In-kind redemptions — affiliated (Note 2)	—	1,370,811	509,439
Futures contracts	(582,574)	(1,815,434)	(1,058,312)

Net realized gain	133,513,485	482,660,876	42,497,225

Net change in unrealized appreciation/depreciation on:
Investments	(364,955,084)	(1,206,981,247)	(831,509,417)
Futures contracts	(162,643)	(452,454)	(295,600)

Net change in unrealized appreciation/depreciation	(365,117,727)	(1,207,433,701)	(831,805,017)

Net realized and unrealized loss	(231,604,242)	(724,772,825)	(789,307,792)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(188,342,873)	$(627,439,763)	$(691,359,030)

[a]	Net of foreign withholding tax of $ —, $20,447 and $ —, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	43

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended September 30, 2015

	iShares S&P Mid-Cap 400 Growth ETF	iShares S&P Mid-Cap 400 Value ETF	iShares S&P Small-Cap 600 Growth ETF

NET INVESTMENT INCOME
Dividends — unaffiliated	$34,888,011	$39,969,657	$21,603,802
Interest — affiliated (Note 2)	585	324	188
Securities lending income — affiliated — net (Note 2)	790,915	1,449,962	1,428,943

Total investment income	35,679,511	41,419,943	23,032,933

EXPENSES
Investment advisory fees (Note 2)	6,926,683	5,226,323	4,284,322

Total expenses	6,926,683	5,226,323	4,284,322

Net investment income	28,752,828	36,193,620	18,748,611

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	83,357,273	(9,801,399)	27,267,956
In-kind redemptions — unaffiliated	67,620,503	17,786,294	167,048,387
Futures contracts	(202,514)	(83,092)	(300,005)

Net realized gain	150,775,262	7,901,803	194,016,338

Net change in unrealized appreciation/depreciation on:
Investments	(643,243,171)	(524,114,810)	(473,728,108)
Futures contracts	(261,268)	(171,750)	(225,676)

Net change in unrealized appreciation/depreciation	(643,504,439)	(524,286,560)	(473,953,784)

Net realized and unrealized loss	(492,729,177)	(516,384,757)	(279,937,446)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(463,976,349)	$(480,191,137)	$(261,188,835)

See notes to financial statements.

44	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended September 30, 2015

iShares S&P Small-Cap 600 Value ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$25,971,930
Interest — affiliated (Note 2)	192
Securities lending income — affiliated — net (Note 2)	1,283,913

Total investment income	27,256,035

EXPENSES
Investment advisory fees (Note 2)	4,255,999

Total expenses	4,255,999

Net investment income	23,000,036

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(54,119,694)
In-kind redemptions — unaffiliated	33,900,077
Futures contracts	(146,491)

Net realized loss	(20,366,108)

Net change in unrealized appreciation/depreciation on:
Investments	(399,558,750)
Futures contracts	(288,987)

Net change in unrealized appreciation/depreciation	(399,847,737)

Net realized and unrealized loss	(420,213,845)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(397,213,809)

[a]	Net of foreign withholding tax of $14,306.

See notes to financial statements.

FINANCIAL STATEMENTS	45

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares S&P 100 ETF		iShares S&P 500 Growth ETF
	Six months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015	Six months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$43,261,369	$94,888,572	$97,333,062	$167,246,274
Net realized gain	133,513,485	575,776,999	482,660,876	841,143,472
Net change in unrealized appreciation/depreciation	(365,117,727)	(198,695,065)	(1,207,433,701)	585,370,150

Net increase (decrease) in net assets resulting from operations	(188,342,873)	471,970,506	(627,439,763)	1,593,759,896

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(44,165,999)	(93,982,902)	(95,592,094)	(165,902,530)

Total distributions to shareholders	(44,165,999)	(93,982,902)	(95,592,094)	(165,902,530)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	802,693,902	3,198,959,290	969,200,036	2,829,686,625
Cost of shares redeemed	(1,126,528,476)	(3,172,277,197)	(1,053,578,713)	(1,347,390,531)

Net increase (decrease) in net assets from capital share transactions	(323,834,574)	26,682,093	(84,378,677)	1,482,296,094

INCREASE (DECREASE) IN NET ASSETS	(556,343,446)	404,669,697	(807,410,534)	2,910,153,460

NET ASSETS
Beginning of period	4,417,885,152	4,013,215,455	12,797,390,602	9,887,237,142

End of period	$3,861,541,706	$4,417,885,152	$11,989,980,068	$12,797,390,602

Undistributed net investment income included in net assets at end of period	$1,152,811	$2,057,441	$3,523,848	$1,782,880

SHARES ISSUED AND REDEEMED
Shares sold	9,000,000	36,250,000	8,400,000	25,950,000
Shares redeemed	(12,450,000)	(35,750,000)	(9,550,000)	(12,750,000)

Net increase (decrease) in shares outstanding	(3,450,000)	500,000	(1,150,000)	13,200,000

See notes to financial statements.

46	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P 500 Value ETF		iShares S&P Mid-Cap 400 Growth ETF
	Six months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015	Six months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$97,948,762	$185,742,481	$28,752,828	$45,355,387
Net realized gain	42,497,225	670,978,706	150,775,262	423,028,976
Net change in unrealized appreciation/depreciation	(831,805,017)	(164,769,173)	(643,504,439)	121,199,798

Net increase (decrease) in net assets resulting from operations	(691,359,030)	691,952,014	(463,976,349)	589,584,161

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(95,225,421)	(185,585,792)	(26,511,396)	(46,811,372)

Total distributions to shareholders	(95,225,421)	(185,585,792)	(26,511,396)	(46,811,372)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	774,095,872	2,982,024,893	709,142,363	1,003,516,095
Cost of shares redeemed	(238,138,870)	(2,013,653,016)	(230,443,013)	(909,578,767)

Net increase in net assets from capital share transactions	535,957,002	968,371,877	478,699,350	93,937,328

INCREASE (DECREASE) IN NET ASSETS	(250,627,449)	1,474,738,099	(11,788,395)	636,710,117

NET ASSETS
Beginning of period	8,133,643,247	6,658,905,148	5,306,402,406	4,669,692,289

End of period	$7,883,015,798	$8,133,643,247	$5,294,614,011	$5,306,402,406

Undistributed net investment income included in net assets at end of period	$3,792,931	$1,069,590	$2,241,432	$—

SHARES ISSUED AND REDEEMED
Shares sold	8,500,000	32,750,000	4,150,000	6,200,000
Shares redeemed	(2,650,000)	(21,500,000)	(1,400,000)	(5,750,000)

Net increase in shares outstanding	5,850,000	11,250,000	2,750,000	450,000

See notes to financial statements.

FINANCIAL STATEMENTS	47

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Mid-Cap 400 Value ETF		iShares S&P Small-Cap 600 Growth ETF
	Six months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015	Six months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$36,193,620	$66,340,034	$18,748,611	$25,171,901
Net realized gain	7,901,803	485,417,042	194,016,338	193,942,745
Net change in unrealized appreciation/depreciation	(524,286,560)	(139,012,958)	(473,953,784)	77,261,285

Net increase (decrease) in net assets resulting from operations	(480,191,137)	412,744,118	(261,188,835)	296,375,931

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(33,574,709)	(69,557,994)	(16,884,428)	(25,742,736)

Total distributions to shareholders	(33,574,709)	(69,557,994)	(16,884,428)	(25,742,736)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	24,530,998	1,580,088,867	617,084,002	705,936,381
Cost of shares redeemed	(75,556,052)	(1,319,430,217)	(481,330,680)	(404,885,854)

Net increase (decrease) in net assets from capital share transactions	(51,025,054)	260,658,650	135,753,322	301,050,527

INCREASE (DECREASE) IN NET ASSETS	(564,790,900)	603,844,774	(142,319,941)	571,683,722

NET ASSETS
Beginning of period	4,324,321,080	3,720,476,306	3,442,820,550	2,871,136,828

End of period	$3,759,530,180	$4,324,321,080	$3,300,500,609	$3,442,820,550

Undistributed net investment income included in net assets at end of period	$2,618,911	$—	$1,864,183	$—

SHARES ISSUED AND REDEEMED
Shares sold	200,000	12,550,000	4,800,000	5,750,000
Shares redeemed	(600,000)	(10,450,000)	(3,800,000)	(3,450,000)

Net increase (decrease) in shares outstanding	(400,000)	2,100,000	1,000,000	2,300,000

See notes to financial statements.

48	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Small-Cap 600 Value ETF
	Six months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$23,000,036	$47,699,397
Net realized gain (loss)	(20,366,108)	328,405,491
Net change in unrealized appreciation/depreciation	(399,847,737)	(172,967,546)

Net increase (decrease) in net assets resulting from operations	(397,213,809)	203,137,342

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(21,827,566)	(50,010,401)

Total distributions to shareholders	(21,827,566)	(50,010,401)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	186,427,527	922,532,459
Cost of shares redeemed	(167,198,170)	(798,395,028)

Net increase in net assets from capital share transactions	19,229,357	124,137,431

INCREASE (DECREASE) IN NET ASSETS	(399,812,018)	277,264,372

NET ASSETS
Beginning of period	3,475,595,097	3,198,330,725

End of period	$3,075,783,079	$3,475,595,097

Undistributed net investment income included in net assets at end of period	$1,172,470	$—

SHARES ISSUED AND REDEEMED
Shares sold	1,600,000	8,000,000
Shares redeemed	(1,500,000)	(6,950,000)

Net increase in shares outstanding	100,000	1,050,000

See notes to financial statements.

FINANCIAL STATEMENTS	49

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P 100 ETF
	Six months ended Sep. 30, 2015 (Unaudited)	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011
Net asset value, beginning of period	$90.25	$82.83	$70.50	$64.12	$59.34	$53.58

Income from investment operations:
Net investment income[a]	0.93	1.80	1.62	1.46	1.22	1.10
Net realized and unrealized gain (loss)[b]	(5.35)	7.39	12.36	6.38	4.78	5.76

Total from investment operations	(4.42)	9.19	13.98	7.84	6.00	6.86

Less distributions from:
Net investment income	(0.96)	(1.77)	(1.65)	(1.46)	(1.22)	(1.10)

Total distributions	(0.96)	(1.77)	(1.65)	(1.46)	(1.22)	(1.10)

Net asset value, end of period	$84.87	$90.25	$82.83	$70.50	$64.12	$59.34

Total return	(4.94)%[c]	11.13%	20.01%	12.41%	10.36%	13.04%

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,861,542	$4,417,885	$4,013,215	$4,032,811	$3,638,788	$3,035,008
Ratio of expenses to average net assets[d]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	2.04%	2.04%	2.11%	2.25%	2.11%	2.05%
Portfolio turnover rate[e]	3%	6%	4%	5%	7%	7%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

50	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P 500 Growth ETF
	Six months ended Sep. 30, 2015 (Unaudited)	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011
Net asset value, beginning of period	$113.96	$99.77	$82.45	$75.40	$68.67	$59.93

Income from investment operations:
Net investment income[a]	0.87	1.64	1.45	1.41	1.13	0.93
Net realized and unrealized gain (loss)[b]	(6.10)	14.14	17.30	7.08	6.72	8.76

Total from investment operations	(5.23)	15.78	18.75	8.49	7.85	9.69

Less distributions from:
Net investment income	(0.86)	(1.59)	(1.43)	(1.44)	(1.12)	(0.95)

Total distributions	(0.86)	(1.59)	(1.43)	(1.44)	(1.12)	(0.95)

Net asset value, end of period	$107.87	$113.96	$99.77	$82.45	$75.40	$68.67

Total return	(4.62)%[c]	15.89%	22.87%	11.41%	11.62%	16.33%

Ratios/Supplemental data:
Net assets, end of period (000s)	$11,989,980	$12,797,391	$9,887,237	$6,889,084	$7,167,163	$6,180,499
Ratio of expenses to average net assets[d]	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%
Ratio of net investment income to average net assets[d]	1.51%	1.51%	1.57%	1.85%	1.66%	1.51%
Portfolio turnover rate[e]	3%	26%	25%	28%	23%	22%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	51

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P 500 Value ETF
	Six months ended Sep. 30, 2015 (Unaudited)	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011
Net asset value, beginning of period	$92.53	$86.87	$73.87	$64.97	$63.30	$56.48

Income from investment operations:
Net investment income[a]	1.08	2.09	1.83	1.63	1.37	1.27
Net realized and unrealized gain (loss)[b]	(8.49)	5.65	13.00	8.86	1.68	6.82

Total from investment operations	(7.41)	7.74	14.83	10.49	3.05	8.09

Less distributions from:
Net investment income	(1.03)	(2.08)	(1.83)	(1.59)	(1.38)	(1.27)

Total distributions	(1.03)	(2.08)	(1.83)	(1.59)	(1.38)	(1.27)

Net asset value, end of period	$84.09	$92.53	$86.87	$73.87	$64.97	$63.30

Total return	(8.06)%[c]	8.93%	20.27%	16.43%	5.08%	14.59%

Ratios/Supplemental data:
Net assets, end of period (000s)	$7,883,016	$8,133,643	$6,658,905	$5,602,665	$4,502,395	$4,567,292
Ratio of expenses to average net assets[d]	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%
Ratio of net investment income to average net assets[d]	2.36%	2.30%	2.28%	2.47%	2.30%	2.24%
Portfolio turnover rate[e]	3%	25%	26%	35%	22%	23%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

52	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Mid-Cap 400 Growth ETF
	Six months ended Sep. 30, 2015 (Unaudited)	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011
Net asset value, beginning of period	$171.45	$153.10	$128.13	$112.48	$110.32	$84.92

Income from investment operations:
Net investment income[a]	0.87	1.52	1.34	1.08	0.61	0.52
Net realized and unrealized gain (loss)[b]	(14.42)	18.40	25.07	15.73	2.26	25.48

Total from investment operations	(13.55)	19.92	26.41	16.81	2.87	26.00

Less distributions from:
Net investment income	(0.79)	(1.57)	(1.44)	(1.16)	(0.71)	(0.60)

Total distributions	(0.79)	(1.57)	(1.44)	(1.16)	(0.71)	(0.60)

Net asset value, end of period	$157.11	$171.45	$153.10	$128.13	$112.48	$110.32

Total return	(7.92)%[c]	13.08%	20.72%	15.08%	2.65%	30.74%

Ratios/Supplemental data:
Net assets, end of period (000s)	$5,294,614	$5,306,402	$4,669,692	$3,677,400	$3,064,944	$3,348,170
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	1.03%	0.97%	0.95%	0.95%	0.58%	0.57%
Portfolio turnover rate[e]	16%	50%	41%	46%	35%	41%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	53

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Mid-Cap 400 Value ETF
	Six months ended Sep. 30, 2015 (Unaudited)	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011
Net asset value, beginning of period	$131.04	$120.40	$100.86	$85.47	$86.21	$71.49

Income from investment operations:
Net investment income[a]	1.10	2.01	1.77	1.70	1.31	1.17
Net realized and unrealized gain (loss)[b]	(15.79)	10.73	19.56	15.42	(0.67)	14.81

Total from investment operations	(14.69)	12.74	21.33	17.12	0.64	15.98

Less distributions from:
Net investment income	(1.03)	(2.10)	(1.79)	(1.73)	(1.38)	(1.26)

Total distributions	(1.03)	(2.10)	(1.79)	(1.73)	(1.38)	(1.26)

Net asset value, end of period	$115.32	$131.04	$120.40	$100.86	$85.47	$86.21

Total return	(11.26)%[c]	10.65%	21.31%	20.35%	0.93%	22.62%

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,759,530	$4,324,321	$3,720,476	$2,889,589	$2,222,162	$2,413,774
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	1.73%	1.61%	1.62%	1.96%	1.65%	1.58%
Portfolio turnover rate[e]	8%	42%	34%	38%	33%	22%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

54	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Small-Cap 600 Growth ETF
	Six months ended Sep. 30, 2015 (Unaudited)	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011
Net asset value, beginning of period	$130.16	$118.89	$93.95	$82.58	$79.01	$61.33

Income from investment operations:
Net investment income[a]	0.71	1.07	0.82	1.08	0.59	0.58
Net realized and unrealized gain (loss)[b]	(10.00)	11.27	24.94	11.41	3.61	17.72

Total from investment operations	(9.29)	12.34	25.76	12.49	4.20	18.30

Less distributions from:
Net investment income	(0.63)	(1.07)	(0.82)	(1.12)	(0.63)	(0.62)

Total distributions	(0.63)	(1.07)	(0.82)	(1.12)	(0.63)	(0.62)

Net asset value, end of period	$120.24	$130.16	$118.89	$93.95	$82.58	$79.01

Total return	(7.16)%[c]	10.45%	27.49%	15.29%	5.38%	29.98%

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,300,501	$3,442,821	$2,871,137	$1,855,601	$1,659,789	$2,137,127
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	1.09%	0.90%	0.75%	1.30%	0.78%	0.87%
Portfolio turnover rate[e]	11%	50%	52%	47%	43%	46%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	55

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Small-Cap 600 Value ETF
	Six months ended Sep. 30, 2015 (Unaudited)	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011
Net asset value, beginning of period	$118.82	$113.42	$90.00	$78.54	$76.20	$64.11

Income from investment operations:
Net investment income[a]	0.78	1.72	1.40	1.44	1.00	0.78
Net realized and unrealized gain (loss)[b]	(14.06)	5.48	23.45	11.58	2.30	12.17

Total from investment operations	(13.28)	7.20	24.85	13.02	3.30	12.95

Less distributions from:
Net investment income	(0.74)	(1.80)	(1.43)	(1.56)	(0.96)	(0.86)

Total distributions	(0.74)	(1.80)	(1.43)	(1.56)	(0.96)	(0.86)

Net asset value, end of period	$104.80	$118.82	$113.42	$90.00	$78.54	$76.20

Total return	(11.22)%[c]	6.42%	27.75%	16.86%	4.51%	20.37%

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,075,783	$3,475,595	$3,198,331	$2,205,080	$2,269,819	$1,893,528
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	1.35%	1.51%	1.36%	1.83%	1.40%	1.18%
Portfolio turnover rate[e]	11%	41%	38%	44%	30%	31%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

56	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
S&P 100	Diversified
S&P 500 Growth	Diversified
S&P 500 Value	Diversified
S&P Mid-Cap 400 Growth	Diversified
S&P Mid-Cap 400 Value	Diversified
S&P Small-Cap 600 Growth	Diversified
S&P Small-Cap 600 Value	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

NOTES TO FINANCIAL STATEMENTS	57

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (“NAV”).

•	Futures contracts are valued at that day’s last reported settlement price on the exchange where the contract is traded.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

58	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of September 30, 2015. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF	Level 1	Level 2	Level 3	Total
S&P 100
Investments:
Assets:
Common Stocks	$3,855,186,901	$—	$—	$3,855,186,901
Money Market Funds	24,061,143	—	—	24,061,143

Total	$3,879,248,044	$—	$—	$3,879,248,044

Derivative Financial Instruments:[a]
Liabilities:
Futures Contracts	$(64,536)	$—	$—	$(64,536)

Total	$(64,536)	$—	$—	$(64,536)

S&P 500 Growth
Investments:
Assets:
Common Stocks	$11,968,876,239	$—	$—	$11,968,876,239
Money Market Funds	296,173,692	—	—	296,173,692

Total	$12,265,049,931	$—	$—	$12,265,049,931

Derivative Financial Instruments:[a]
Liabilities:
Futures Contracts	$(221,614)	$—	$—	$(221,614)

Total	$(221,614)	$—	$—	$(221,614)

S&P 500 Value
Investments:
Assets:
Common Stocks	$7,866,240,689	$—	$—	$7,866,240,689
Money Market Funds	94,943,143	—	—	94,943,143

Total	$7,961,183,832	$—	$—	$7,961,183,832

Derivative Financial Instruments:[a]
Liabilities:
Futures Contracts	$(100,829)	$—	$—	$(100,829)

Total	$(100,829)	$—	$—	$(100,829)

NOTES TO FINANCIAL STATEMENTS	59

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF	Level 1	Level 2	Level 3	Total
S&P Mid-Cap 400 Growth
Investments:
Assets:
Common Stocks	$5,286,437,971	$—	$—	$5,286,437,971
Money Market Funds	430,961,275	—	—	430,961,275

Total	$5,717,399,246	$—	$—	$5,717,399,246

Derivative Financial Instruments:[a]
Liabilities:
Futures Contracts	$(127,671)	$—	$—	$(127,671)

Total	$(127,671)	$—	$—	$(127,671)

S&P Mid-Cap 400 Value
Investments:
Assets:
Common Stocks	$3,752,640,322	$—	$—	$3,752,640,322
Money Market Funds	206,084,395	—	—	206,084,395

Total	$3,958,724,717	$—	$—	$3,958,724,717

Derivative Financial Instruments:[a]
Liabilities:
Futures Contracts	$(40,918)	$—	$—	$(40,918)

Total	$(40,918)	$—	$—	$(40,918)

S&P Small-Cap 600 Growth
Investments:
Assets:
Common Stocks	$3,294,747,926	$—	$—	$3,294,747,926
Money Market Funds	504,942,294	—	—	504,942,294

Total	$3,799,690,220	$—	$—	$3,799,690,220

Derivative Financial Instruments:[a]
Liabilities:
Futures Contracts	$(130,259)	$—	$—	$(130,259)

Total	$(130,259)	$—	$—	$(130,259)

S&P Small-Cap 600 Value
Investments:
Assets:
Common Stocks	$3,070,533,626	$—	$1,774	$3,070,535,400
Money Market Funds	298,204,482	—	—	298,204,482

Total	$3,368,738,108	$—	$1,774	$3,368,739,882

Derivative Financial Instruments:[a]
Liabilities:
Futures Contracts	$(164,423)	$—	$—	$(164,423)

Total	$(164,423)	$—	$—	$(164,423)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

60	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of September 30, 2015 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of September 30, 2015, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of September 30, 2015 and the total value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or

NOTES TO FINANCIAL STATEMENTS	61

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of September 30, 2015:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
S&P 500 Growth
Barclays Capital Inc.	$7,674,612	$7,674,612	$—
BNP Paribas Prime Brokerage Inc.	14,606,902	14,606,902	—
Citigroup Global Markets Inc.	7,165,786	7,165,786	—
Credit Suisse Securities (USA) LLC	1,315,897	1,315,897	—
Deutsche Bank Securities Inc.	7,426,815	7,426,815	—
Goldman Sachs & Co.	15,079,147	15,079,147	—
HSBC Bank PLC	187,350	187,350	—
Jefferies LLC	2,090	2,090	—
JPMorgan Clearing Corp.	66,659,902	66,659,902	—
Merrill Lynch, Pierce, Fenner & Smith	6,901,760	6,901,760	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	41,274,038	41,274,038	—
National Financial Services LLC	2,029,492	2,029,492	—
Nomura Securities International Inc.	1,279,926	1,279,926	—
State Street Bank & Trust Company	26,998,038	26,998,038	—
UBS Securities LLC	31,937,764	31,937,764	—

	$230,539,519	$230,539,519	$—

S&P 500 Value
Barclays Capital Inc.	$25,478	$25,478	$—
BNP Paribas Prime Brokerage Inc.	3,204	3,204	—
Citigroup Global Markets Inc.	2,764	2,764	—
Credit Suisse Securities (USA) LLC	349,400	349,400	—
Deutsche Bank Securities Inc.	9,267,659	9,267,659	—
Goldman Sachs & Co.	801,047	801,047	—
JPMorgan Clearing Corp.	9,929,228	9,929,228	—
Merrill Lynch, Pierce, Fenner & Smith	3,054,603	3,054,603	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	4,289,822	4,289,822	—
National Financial Services LLC	2,402,116	2,402,116	—
State Street Bank & Trust Company	7,820,576	7,820,576	—
UBS Securities LLC	157,734	157,734	—

	$38,103,631	$38,103,631	$—

62	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
S&P Mid-Cap 400 Growth
Barclays Capital Inc.	$4,657,825	$4,657,825	$—
BNP Paribas Prime Brokerage Inc.	640,552	640,552	—
Citigroup Global Markets Inc.	16,553,514	16,553,514	—
Credit Suisse Securities (USA) LLC	26,461,764	26,461,764	—
Deutsche Bank Securities Inc.	29,926,084	29,926,084	—
Goldman Sachs & Co.	98,512,535	98,512,535	—
HSBC Bank PLC	3,684,126	3,684,126	—
Jefferies LLC	5,706,146	5,706,146	—
JPMorgan Clearing Corp.	110,690,216	110,690,216	—
Merrill Lynch, Pierce, Fenner & Smith	11,722,429	11,722,429	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	66,789,807	66,789,807	—
Nomura Securities International Inc.	3,135,259	3,135,259	—
State Street Bank & Trust Company	10,897,859	10,897,859	—
UBS Securities LLC	10,097,836	10,097,836	—
Wells Fargo Securities LLC	3,004,667	3,004,667	—

	$402,480,619	$402,480,619	$—

S&P Mid-Cap 400 Value
Barclays Capital Inc.	$1,959,449	$1,959,449	$—
BNP Paribas Prime Brokerage Inc.	8,961,075	8,961,075	—
Citigroup Global Markets Inc.	10,564,678	10,564,678	—
Credit Suisse Securities (USA) LLC	16,545,424	16,545,424	—
Deutsche Bank Securities Inc.	17,383,133	17,383,133	—
Goldman Sachs & Co.	22,428,671	22,428,671	—
HSBC Bank PLC	6,824,086	6,824,086	—
Jefferies LLC	630,958	630,958	—
JPMorgan Clearing Corp.	40,965,816	40,965,816	—
Merrill Lynch, Pierce, Fenner & Smith	13,931,891	13,931,891	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	33,049,104	33,049,104	—
National Financial Services LLC	24,994	24,994	—
Nomura Securities International Inc.	419,810	419,810	—
State Street Bank & Trust Company	2,367,399	2,367,399	—
UBS Securities LLC	4,773,037	4,773,037	—
Wells Fargo Securities LLC	182,546	182,546	—

	$181,012,071	$181,012,071	$—

NOTES TO FINANCIAL STATEMENTS	63

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
S&P Small-Cap 600 Growth
Barclays Capital Inc.	$6,780,189	$6,780,189	$—
BNP Paribas Prime Brokerage Inc.	7,994,676	7,994,676	—
Citigroup Global Markets Inc.	21,240,208	21,240,208	—
Credit Suisse Securities (USA) LLC	34,933,625	34,933,625	—
Deutsche Bank Securities Inc.	47,405,626	47,405,626	—
Goldman Sachs & Co.	90,029,208	90,029,208	—
HSBC Bank PLC	49,928	49,928	—
Jefferies LLC	3,474,252	3,474,252	—
JPMorgan Clearing Corp.	113,848,387	113,848,387	—
Merrill Lynch, Pierce, Fenner & Smith	23,278,194	23,278,194	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	84,567,950	84,567,950	—
National Financial Services LLC	3,214,273	3,214,273	—
Nomura Securities International Inc.	468,149	468,149	—
SG Americas Securities LLC	3,256	3,256	—
State Street Bank & Trust Company	8,688,095	8,688,095	—
UBS Securities LLC	28,182,606	28,182,606	—
Wells Fargo Securities LLC	3,390,042	3,390,042	—

	$477,548,664	$477,548,664	$—

S&P Small-Cap 600 Value
Barclays Capital Inc.	$1,050,588	$1,050,588	$—
BMO Capital Markets	516,630	516,630	—
BNP Paribas Prime Brokerage Inc.	8,505,373	8,505,373	—
Citigroup Global Markets Inc.	14,583,989	14,583,989	—
Credit Suisse Securities (USA) LLC	21,246,437	21,246,437	—
Deutsche Bank Securities Inc.	19,094,764	19,094,764	—
Goldman Sachs & Co.	29,545,093	29,545,093	—
HSBC Bank PLC	3,535,564	3,535,564	—
Jefferies LLC	960,211	960,211	—
JPMorgan Clearing Corp.	46,757,933	46,757,933	—
Merrill Lynch, Pierce, Fenner & Smith	25,377,623	25,377,623	—
Mizuho Securities USA Inc.	6,370,214	6,370,214	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	69,013,579	69,013,579	—
National Financial Services LLC	10,541,704	10,541,704	—
Nomura Securities International Inc.	124,313	124,313	—
Scotia Capital (USA) Inc.	617,288	617,288	—
SG Americas Securities LLC	884,568	884,568	—
State Street Bank & Trust Company	5,561,549	5,561,549	—
Timber Hill LLC	80,176	80,176	—
UBS Securities LLC	13,841,537	13,841,537	—
Wells Fargo Securities LLC	2,863,977	2,863,977	—

	$281,073,110	$281,073,110	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented for financial reporting purposes. The total collateral received is disclosed in each Fund’s statement of assets and liabilities.

64	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
S&P 100	0.20%
S&P 500 Growth	0.18
S&P 500 Value	0.18
S&P Small-Cap 600 Growth	0.25
S&P Small-Cap 600 Value	0.25

Effective July 1, 2015, for its investment advisory services to the iShares S&P Mid-Cap 400 Growth ETF, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.2500%		First $121 billion
0.2375	[a]	Over $121 billion, up to and including $181 billion
0.2257	[a]	Over $181 billion, up to and including $231 billion
0.2144	[a]	Over $231 billion, up to and including $281 billion
0.2037	[a]	Over $281 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

Prior to July 1, 2015, for its investment advisory services to the iShares S&P Mid-Cap 400 Growth ETF, BFA was entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.2500%		First $121 billion
0.2375	[a]	Over $121 billion, up to and including $211 billion
0.2257	[a]	Over $211 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

NOTES TO FINANCIAL STATEMENTS	65

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Effective July 1, 2015, for its investment advisory services to the iShares S&P Mid-Cap 400 Value ETF, BFA is entitled to an annual investment advisory fee based on the average daily net assets of the Fund as follows:

Investment Advisory Fee	Average Daily Net Assets
0.25%	First $5 billion
0.24	Over $5 billion, up to and including $7.5 billion
0.23	Over $7.5 billion, up to and including $10 billion
0.21	Over $10 billion

Prior to July 1, 2015, for its investment advisory services to the iShares S&P Mid-Cap 400 Value ETF, BFA was entitled to an annual investment advisory fee of 0.25% based on the average daily net assets of the Fund.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 71.5% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 75% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

For the six months ended September 30, 2015, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
S&P 100	$426
S&P 500 Growth	65,558
S&P 500 Value	156,405
S&P Mid-Cap 400 Growth	380,910
S&P Mid-Cap 400 Value	625,843
S&P Small-Cap 600 Growth	666,941
S&P Small-Cap 600 Value	570,848

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

66	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Cross trades for the six months ended September 30, 2015, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the six months ended September 30, 2015, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
S&P 500 Growth
BlackRock Inc.	107,365	10,494	(9,803)	108,056	$32,143,418	$468,521	$1,346,400

S&P 500 Value
BlackRock Inc.	42,903	5,382	(2,002)	46,283	$13,767,804	$193,922	$(27,120)
PNC Financial Services Group Inc. (The)	489,084	52,663	(26,003)	515,744	46,004,365	507,658	445,943

					$59,772,169	$701,580	$418,823

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended September 30, 2015 were as follows:

iShares ETF	Purchases	Sales
S&P 100	$144,319,751	$144,915,073
S&P 500 Growth	393,725,377	340,343,419
S&P 500 Value	238,204,085	222,542,432
S&P Mid-Cap 400 Growth	888,740,673	865,707,608
S&P Mid-Cap 400 Value	372,476,784	349,666,911
S&P Small-Cap 600 Growth	378,485,568	371,010,125
S&P Small-Cap 600 Value	365,174,610	357,034,395

NOTES TO FINANCIAL STATEMENTS	67

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

In-kind transactions (see Note 4) for the six months ended September 30, 2015 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
S&P 100	$800,531,608	$1,121,410,039
S&P 500 Growth	965,269,982	1,049,393,245
S&P 500 Value	771,441,255	237,136,364
S&P Mid-Cap 400 Growth	698,542,699	227,979,085
S&P Mid-Cap 400 Value	24,302,657	74,728,212
S&P Small-Cap 600 Growth	605,006,692	473,951,288
S&P Small-Cap 600 Value	184,888,323	165,440,650

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

5.	FUTURES CONTRACTS

Each Fund may purchase or sell futures contracts in an effort to help such Fund track its underlying index. A futures contract is a standardized, exchange-traded agreement to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

68	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table shows the value of futures contracts held as of September 30, 2015 and the related locations in the statements of assets and liabilities, presented by risk exposure category:

Liabilities
	iShares S&P 100 ETF	iShares S&P 500 Growth ETF	iShares S&P 500 Value ETF	iShares S&P Mid-Cap 400 Growth ETF
Equity contracts:
Variation margin / Net assets consist of – net unrealized appreciation (depreciation)[a]	$64,536	$221,614	$100,829	$127,671

	iShares S&P Mid-Cap 400 Value ETF	iShares S&P Small-Cap 600 Growth ETF	iShares S&P Small-Cap 600 Value ETF
Equity contracts:
Variation margin / Net assets consist of – net unrealized appreciation (depreciation)[a]	$40,918	$130,259	$164,423

[a]	Represents cumulative depreciation of futures contracts as reported in the schedules of investments. Only current day’s variation margin is reported separately within the statements of assets and liabilities.

The following table shows the realized and unrealized gains (losses) on futures contracts held during the six months ended September 30, 2015 and the related locations in the statements of operations, presented by risk exposure category:

	Net Realized Gain (Loss)
	iShares S&P 100 ETF	iShares S&P 500 Growth ETF	iShares S&P 500 Value ETF	iShares S&P Mid-Cap 400 Growth ETF
Equity contracts:
Futures contracts	$(582,574)	$(1,815,434)	$(1,058,312)	$(202,514)

	Net Change in Unrealized Appreciation/Depreciation
	iShares S&P 100 ETF	iShares S&P 500 Growth ETF	iShares S&P 500 Value ETF	iShares S&P Mid-Cap 400 Growth ETF
Equity contracts:
Futures contracts	$(162,643)	$(452,454)	$(295,600)	$(261,268)

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Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

	Net Realized Gain (Loss)
	iShares S&P Mid-Cap 400 Value ETF	iShares S&P Small-Cap 600 Growth ETF	iShares S&P Small-Cap 600 Value ETF
Equity contracts:
Futures contracts	$(83,092)	$(300,005)	$(146,491)

	Net Change in Unrealized Appreciation/Depreciation
	iShares S&P Mid-Cap 400 Value ETF	iShares S&P Small-Cap 600 Growth ETF	iShares S&P Small-Cap 600 Value ETF
Equity contracts:
Futures contracts	$(171,750)	$(225,676)	$(288,987)

The following table shows the average quarter-end balances of open futures contracts for the six months ended September 30, 2015:

	iShares S&P 100 ETF	iShares S&P 500 Growth ETF	iShares S&P 500 Value ETF	iShares S&P Mid-Cap 400 Growth ETF
Average value of contracts purchased	$6,007,512	$15,325,510	$15,677,142	$5,708,730

	iShares S&P Mid-Cap 400 Value ETF	iShares S&P Small-Cap 600 Growth ETF	iShares S&P Small-Cap 600 Value ETF
Average value of contracts purchased	$5,477,100	$3,898,070	$3,688,640

6.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its investment in equity and financial derivative instruments. The fair

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value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

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As of March 31, 2015, the Funds’ fiscal year-end, the following Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total
S&P 100	$65,328,667	$2,327,988	$120,169,143	$119,632,717	$3,268,822	$310,727,337
S&P 500 Growth	—	—	—	451,618,964	370,536,779	822,155,743
S&P 500 Value	—	—	30,457,793	302,437,779	55,268,179	388,163,751
S&P Mid-Cap 400 Growth	—	—	—	182,280,098	—	182,280,098
S&P Mid-Cap 400 Value	—	—	—	75,748,059	13,207,083	88,955,142
S&P Small-Cap 600 Growth	—	—	—	7,322,106	10,658,983	17,981,089
S&P Small-Cap 600 Value	—	—	—	131,439,562	—	131,439,562

[a]	Must be utilized prior to losses subject to expiration.

As of September 30, 2015, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
S&P 100	$4,242,364,942	$143,747,758	$(506,864,656)	$(363,116,898)
S&P 500 Growth	10,256,462,641	2,431,558,233	(422,970,943)	2,008,587,290
S&P 500 Value	7,992,016,978	818,630,277	(849,463,423)	(30,833,146)
S&P Mid-Cap 400 Growth	5,413,177,209	664,435,773	(360,213,736)	304,222,037
S&P Mid-Cap 400 Value	4,034,607,248	433,848,584	(509,731,115)	(75,882,531)
S&P Small-Cap 600 Growth	3,736,246,422	384,105,295	(320,661,497)	63,443,798
S&P Small-Cap 600 Value	3,551,968,556	326,950,023	(510,178,697)	(183,228,674)

Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2015, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

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I. iShares S&P 100 ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 1, 2015 and May 6, 2015, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 21, 2015, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 24-25, 2015, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the Fund’s Lipper Group. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2014, and a comparison of the Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as the Fund, Lipper also provided, and the Board reviewed, a comparison of the Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Fund generally performed in line with its performance benchmark index over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that have a different investment objective and/or

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benchmark from the Fund. In addition, the Board noted that the Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Fund’s performance in comparison with its benchmark index. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 24-25, 2015 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Fund based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception,

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breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that should material economies of scale exist in the future, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objective and strategy as the Fund or that track the same index or a similar index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different, generally more extensive services provided to the Fund, as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

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Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

II. iShares S&P 500 Growth ETF, iShares S&P 500 Value ETF, iShares S&P Small-Cap 600 Growth ETF, and iShares S&P Small-Cap 600 Value ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 1, 2015 and May 6, 2015, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 21, 2015, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 24-25, 2015, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the applicable Lipper Groups. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses (net of waivers and reimbursements) for the Funds were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in their respective Lipper Group.

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In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2014, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 24-25, 2015 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analyses and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its

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affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Funds did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board noted that should material economies of scale exist in the future, a breakpoint structure for the Funds may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objectives and strategies as the Funds or that track the same index or a similar index as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different, generally more extensive services provided to the Funds, as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory

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services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that each Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of each Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

III. iShares S&P Mid-Cap 400 Growth ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 1, 2015 and May 6, 2015, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 21, 2015, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 24-25, 2015, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the Fund’s Lipper Group. The Board further noted that due to the

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limitations in providing comparable funds in the Lipper Group, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2014, and a comparison of the Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as the Fund, Lipper also provided, and the Board reviewed, a comparison of the Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Fund generally performed in line with its performance benchmark index over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that have a different investment objective and/or benchmark from the Fund. In addition, the Board noted that the Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Fund’s performance in comparison with its benchmark index. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 24-25, 2015 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

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Costs of Services Provided to the Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Fund based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate, and that, following negotiations, BFA and the Board had agreed to revise the Advisory Contract for the Fund to provide for additional breakpoints, as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that the revisions to the Advisory Contract to provide additional breakpoints had been subject to further negotiation after receipt of management’s proposal, and that at the request of the Board, management had modified its initial proposal regarding adding additional breakpoints to the Fund. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund or that track the same index or a similar index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different, generally more extensive services provided to the Fund, as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing

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regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

IV. iShares S&P Mid-Cap 400 Value ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 1, 2015 and May 6, 2015, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 21, 2015, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 24-25, 2015, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the

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Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the Fund’s Lipper Group. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2014, and a comparison of the Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as the Fund, Lipper also provided, and the Board reviewed, a comparison of the Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Fund generally performed in line with its performance benchmark index over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that have a different investment objective and/or benchmark from the Fund. In addition, the Board noted that the Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Fund’s performance in comparison with its benchmark index. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as

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well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 24-25, 2015 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Fund based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that BFA and the Board had agreed to revise the Advisory Contract for the Fund to provide for breakpoints in the Fund’s investment advisory fee rate as the aggregate assets of the Fund increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund or that track the same index or a similar index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different, generally more

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extensive services provided to the Fund, as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

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Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
S&P 500 Growth	$0.850247	$—	$0.009961	$0.860208	99%	—%	1%		100%
S&P 500 Value	1.029054	—	0.004454	1.033508	100	—	0	[a]	100
S&P Mid-Cap 400 Growth	0.752107	—	0.040969	0.793076	95	—	5		100
S&P Mid-Cap 400 Value	0.985095	—	0.042506	1.027601	96	—	4		100
S&P Small-Cap 600 Growth	0.583734	—	0.050238	0.633972	92	—	8		100
S&P Small-Cap 600 Value	0.715054	—	0.028645	0.743699	96	—	4		100

[a]	Rounds to less than 1%.

86	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

The Funds’ complete schedules of portfolio holdings for this report are also available without charge, upon request, by calling toll-free 1-800-474-2737.

©2015 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-31-0915

SEPTEMBER 30, 2015

2015 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares Core S&P 500 ETF | IVV | NYSE Arca
➢	iShares Core S&P Mid-Cap ETF | IJH | NYSE Arca
➢	iShares Core S&P Small-Cap ETF | IJR | NYSE Arca
➢	iShares Core S&P Total U.S. Stock Market ETF | ITOT | NYSE Arca

Fund Performance Overview

iSHARES® CORE S&P 500 ETF

Performance as of September 30, 2015

The iShares Core S&P 500 ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization U.S. equities, as represented by the S&P 500® (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2015, the total return for the Fund was -6.20%, net of fees, while the total return for the Index was -6.18%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(0.66)%	(0.73)%	(0.61)%	(0.66)%	(0.73)%	(0.61)%
5 Years	13.26%	13.25%	13.34%	86.36%	86.32%	87.02%
10 Years	6.74%	6.73%	6.80%	92.01%	91.81%	93.05%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period [a]	Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$938.00	$0.34	$1,000.00	$1,024.70	$0.35	0.07%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY SECTOR As of 9/30/15

Sector	Percentage of Total Investments*

Information Technology	20.41%
Financials	16.53
Health Care	14.67
Consumer Discretionary	13.09
Industrials	10.05
Consumer Staples	9.93
Energy	6.93
Utilities	3.15
Materials	2.82
Telecommunication Services	2.42

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/15

Security	Percentage of Total Investments*

Apple Inc.	3.72%
Alphabet Inc.	2.15
Microsoft Corp.	2.09
Exxon Mobil Corp.	1.83
Johnson & Johnson	1.53
General Electric Co.	1.51
Berkshire Hathaway Inc. Class B	1.44
Wells Fargo & Co.	1.42
JPMorgan Chase & Co.	1.33
Facebook Inc. Class A	1.20

TOTAL	18.22%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® CORE S&P MID-CAP ETF

Performance as of September 30, 2015

The iShares Core S&P Mid-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities, as represented by the S&P MidCap 400® (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2015, the total return for the Fund was -9.52%, net of fees, while the total return for the Index was -9.47%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	1.33%	1.36%	1.40%	1.33%	1.36%	1.40%
5 Years	12.81%	12.81%	12.93%	82.66%	82.72%	83.70%
10 Years	8.13%	8.12%	8.25%	118.45%	118.38%	121.04%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period [a]	Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$904.80	$0.57	$1,000.00	$1,024.40	$0.61	0.12%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY SECTOR As of 9/30/15

Sector	Percentage of Total Investments*

Financials	26.41%
Information Technology	16.12
Industrials	14.96
Consumer Discretionary	13.79
Health Care	9.19
Materials	6.57
Utilities	4.97
Consumer Staples	4.43
Energy	3.40
Telecommunication Services	0.16

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/15

Security	Percentage of Total Investments*

Church & Dwight Co. Inc.	0.75%
Alaska Air Group Inc.	0.69
Foot Locker Inc.	0.69
Jarden Corp.	0.67
Hologic Inc.	0.66
Extra Space Storage Inc.	0.65
Federal Realty Investment Trust	0.65
HollyFrontier Corp.	0.63
UDR Inc.	0.62
LKQ Corp.	0.59

TOTAL	6.60%

*	Excludes money market funds.

6	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® CORE S&P SMALL-CAP ETF

Performance as of September 30, 2015

The iShares Core S&P Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities, as represented by the S&P SmallCap 600® (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2015, the total return for the Fund was -9.10%, net of fees, while the total return for the Index was -9.10%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	3.74%	3.67%	3.81%	3.74%	3.67%	3.81%
5 Years	13.98%	14.00%	14.04%	92.36%	92.58%	92.92%
10 Years	7.57%	7.57%	7.65%	107.35%	107.52%	109.05%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period [a]	Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$909.00	$0.57	$1,000.00	$1,024.40	$0.61	0.12%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY SECTOR As of 9/30/15

Sector	Percentage of Total Investments*

Financials	24.73%
Industrials	16.33
Information Technology	16.02
Consumer Discretionary	14.60
Health Care	13.23
Materials	4.66
Utilities	4.29
Consumer Staples	2.84
Energy	2.52
Telecommunication Services	0.78

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/15

Security	Percentage of Total Investments*

AmSurg Corp.	0.61%
ABIOMED Inc.	0.58
MarketAxess Holdings Inc.	0.56
j2 Global Inc.	0.52
Post Properties Inc.	0.51
Piedmont Natural Gas Co. Inc.	0.51
Microsemi Corp.	0.50
Pool Corp.	0.50
PrivateBancorp Inc.	0.49
EPR Properties	0.48

TOTAL	5.26%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

Performance as of September 30, 2015

The iShares Core S&P Total U.S. Stock Market ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of U.S. equities, as represented by the S&P Composite 1500® (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2015, the total return for the Fund was -6.58%, net of fees, while the total return for the Index was -6.54%.

Special note: On or around December 18, 2015, the Fund will change its investment objective to track a new underlying index, the S&P Total Market IndexTM, which is composed of S&P 500® members and S&P Completion IndexTM members, and is designed to track the broad equity market, including large-, mid-, small- and micro capitalization companies.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(0.37)%	(0.45)%	(0.30)%	(0.37)%	(0.45)%	(0.30)%
5 Years	13.20%	13.18%	13.34%	85.87%	85.71%	87.03%
10 Years	6.79%	6.79%	6.95%	92.97%	92.82%	95.82%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period [a]	Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$934.20	$0.34	$1,000.00	$1,024.70	$0.35	0.07%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY SECTOR As of 9/30/15

Sector	Percentage of Total Investments*

Information Technology	19.94%
Financials	17.55
Health Care	14.20
Consumer Discretionary	13.19
Industrials	10.64
Consumer Staples	9.28
Energy	6.51
Utilities	3.33
Materials	3.17
Telecommunication Services	2.19

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/15

Security	Percentage of Total Investments*

Apple Inc.	3.31%
Microsoft Corp.	1.86
Exxon Mobil Corp.	1.63
Johnson & Johnson	1.36
General Electric Co.	1.34
Berkshire Hathaway Inc. Class B	1.29
Wells Fargo & Co.	1.26
JPMorgan Chase & Co.	1.19
Facebook Inc. Class A	1.07
AT&T Inc.	1.06

TOTAL	15.37%

*	Excludes money market funds.

8	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on April 1, 2015 and held through September 30, 2015, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	9

Summary Schedule of Investments  (Unaudited)

iSHARES® CORE S&P 500 ETF

September 30, 2015

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Boeing Co. (The)	2,404,062	$314,811,920	0.49%
Other securities[a]		1,394,095,903	2.19

		1,708,907,823	2.68
AIR FREIGHT & LOGISTICS
Other securities[a]		471,472,996	0.74

		471,472,996	0.74
AIRLINES
Other securities[a]		402,368,026	0.63

		402,368,026	0.63
AUTO COMPONENTS
Other securities[a]		248,356,458	0.39

		248,356,458	0.39
AUTOMOBILES
Other securities[a]		404,482,719	0.63

		404,482,719	0.63
BANKS
Bank of America Corp.	39,401,704	613,878,548	0.96
Citigroup Inc.	11,328,517	562,007,728	0.88
JPMorgan Chase & Co.	13,918,790	848,628,626	1.33
PNC Financial Services Group Inc. (The)[b]	1,933,148	172,436,802	0.27
Wells Fargo & Co.	17,582,069	902,839,243	1.42
Other securities[a]		738,107,907	1.16

		3,837,898,854	6.02
BEVERAGES
Coca-Cola Co. (The)	14,735,376	591,183,285	0.93
PepsiCo Inc.	5,529,049	521,389,321	0.82
Other securities[a]		341,672,741	0.53

		1,454,245,347	2.28
BIOTECHNOLOGY
AbbVie Inc.	6,230,221	338,986,325	0.53
Amgen Inc.	2,853,920	394,754,214	0.62
Celgene Corp.[c,d]	2,975,483	321,857,996	0.50
Gilead Sciences Inc.	5,523,811	542,383,002	0.85
Other securities[a]		686,929,465	1.08

		2,284,911,002	3.58

Security	Shares	Value	% of Net Assets
BUILDING PRODUCTS
Other securities[a]		$53,410,395	0.08%

		53,410,395	0.08
CAPITAL MARKETS
BlackRock Inc.[b]	482,211	143,443,306	0.22
Other securities[a]		1,220,824,032	1.92

		1,364,267,338	2.14
CHEMICALS
Other securities[a]		1,332,946,968	2.09

		1,332,946,968	2.09
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		276,771,418	0.43

		276,771,418	0.43
COMMUNICATIONS EQUIPMENT
Cisco Systems Inc.	19,142,422	502,488,578	0.79
QUALCOMM Inc.	5,913,789	317,747,883	0.50
Other securities[a]		140,735,297	0.22

		960,971,758	1.51
CONSTRUCTION & ENGINEERING
Other securities[a]		59,081,181	0.09

		59,081,181	0.09
CONSTRUCTION MATERIALS
Other securities[a]		83,045,827	0.13

		83,045,827	0.13
CONSUMER FINANCE
Other securities[a]		486,517,040	0.76

		486,517,040	0.76
CONTAINERS & PACKAGING
Other securities[a]		151,338,570	0.24

		151,338,570	0.24
DISTRIBUTORS
Other securities[a]		47,301,676	0.07

		47,301,676	0.07
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		37,650,353	0.06

		37,650,353	0.06
DIVERSIFIED FINANCIAL SERVICES
Berkshire Hathaway Inc. Class Bc	7,051,120	919,466,048	1.44
Other securities[a]		418,194,807	0.66

		1,337,660,855	2.10

10	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P 500 ETF

September 30, 2015

Security	Shares	Value	% of Net Assets
DIVERSIFIED TELECOMMUNICATION SERVICES
AT&T Inc.	23,151,204	$754,266,226	1.18%
Verizon Communications Inc.	15,302,517	665,812,515	1.04
Other securities[a]		121,509,269	0.20

		1,541,588,010	2.42
ELECTRIC UTILITIES
Other securities[a]		1,141,533,296	1.79

		1,141,533,296	1.79
ELECTRICAL EQUIPMENT
Other securities[a]		298,444,211	0.47

		298,444,211	0.47
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other securities[a]		243,796,453	0.38

		243,796,453	0.38
ENERGY EQUIPMENT & SERVICES
Schlumberger Ltd.	4,762,970	328,502,041	0.51
Other securities[a]		377,083,386	0.60

		705,585,427	1.11
FOOD & STAPLES RETAILING
CVS Health Corp.	4,194,749	404,709,384	0.63
Wal-Mart Stores Inc.	5,939,617	385,124,766	0.60
Other securities[a]		768,140,491	1.21

		1,557,974,641	2.44
FOOD PRODUCTS
Other securities[a]		1,086,732,960	1.70

		1,086,732,960	1.70
GAS UTILITIES
Other securities[a]		27,595,574	0.04

		27,595,574	0.04
HEALTH CARE EQUIPMENT & SUPPLIES
Medtronic PLC	5,322,778	356,306,759	0.56
Other securities[a]		948,102,862	1.48

		1,304,409,621	2.04
HEALTH CARE PROVIDERS & SERVICES
UnitedHealth Group Inc.	3,589,042	416,364,763	0.65
Other securities[a]		1,374,338,477	2.16

		1,790,703,240	2.81

Security	Shares	Value	% of Net Assets
HEALTH CARE TECHNOLOGY
Other securities[a]		$69,315,799	0.11%

		69,315,799	0.11
HOTELS, RESTAURANTS & LEISURE
McDonald’s Corp.	3,544,843	349,273,381	0.55
Starbucks Corp.	5,586,310	317,525,861	0.50
Other securities[a]		529,774,412	0.83

		1,196,573,654	1.88
HOUSEHOLD DURABLES
Other securities[a]		280,305,512	0.44

		280,305,512	0.44
HOUSEHOLD PRODUCTS
Procter & Gamble Co. (The)	10,209,573	734,476,682	1.15
Other securities[a]		420,452,615	0.66

		1,154,929,297	1.81
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS
Other securities[a]		43,625,560	0.07

		43,625,560	0.07
INDUSTRIAL CONGLOMERATES
3M Co.	2,351,439	333,363,507	0.52
General Electric Co.	38,000,963	958,384,287	1.50
Other securities[a]		250,089,113	0.40

		1,541,836,907	2.42
INSURANCE
Other securities[a]		1,757,284,599	2.75

		1,757,284,599	2.75
INTERNET & CATALOG RETAIL
Amazon.com Inc.[c]	1,443,499	738,912,703	1.16
Other securities[a]		472,725,391	0.74

		1,211,638,094	1.90
INTERNET SOFTWARE & SERVICES
Alphabet Inc. Class Ac	1,091,082	696,514,016	1.09
Alphabet Inc. Class Cc	1,113,249	677,322,957	1.06
Facebook Inc. Class Ac	8,505,206	764,618,019	1.20
Other securities[a]		270,309,453	0.43

		2,408,764,445	3.78

SUMMARY SCHEDULES OF INVESTMENTS	11

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P 500 ETF

September 30, 2015

Security	Shares	Value	% of Net Assets
IT SERVICES
International Business Machines Corp.	3,391,856	$491,717,364	0.77%
MasterCard Inc. Class A	3,756,318	338,519,378	0.53
Visa Inc. Class Ad	7,344,678	511,630,269	0.80
Other securities[a]		1,058,495,336	1.66

		2,400,362,347	3.76
LEISURE PRODUCTS
Other securities[a]		57,375,857	0.09

		57,375,857	0.09
LIFE SCIENCES TOOLS & SERVICES
Other securities[a]		282,457,720	0.44

		282,457,720	0.44
MACHINERY
Other securities[a]		782,026,107	1.23

		782,026,107	1.23
MEDIA
Comcast Corp. Class A	7,959,700	452,747,736	0.71
Comcast Corp. Class A Special NVS[d]	1,385,920	79,330,061	0.12
Walt Disney Co. (The)	5,844,561	597,314,134	0.94
Other securities[a]		906,944,259	1.42

		2,036,336,190	3.19
METALS & MINING
Other securities[a]		166,276,830	0.26

		166,276,830	0.26
MULTI-UTILITIES
Other securities[a]		791,106,067	1.24

		791,106,067	1.24
MULTILINE RETAIL
Other securities[a]		461,338,063	0.72

		461,338,063	0.72
OIL, GAS & CONSUMABLE FUELS
Chevron Corp.	7,082,509	558,668,310	0.88
Exxon Mobil Corp.	15,692,974	1,166,772,617	1.83
Other securities[a]		1,978,911,943	3.10

		3,704,352,870	5.81

Security	Shares	Value	% of Net Assets
PAPER & FOREST PRODUCTS
Other securities[a]		$59,423,868	0.09%

		59,423,868	0.09
PERSONAL PRODUCTS
Other securities[a]		68,591,232	0.11

		68,591,232	0.11
PHARMACEUTICALS
Allergan PLC[c]	1,481,586	402,709,891	0.63
Bristol-Myers Squibb Co.	6,276,201	371,551,099	0.58
Eli Lilly & Co.	3,671,707	307,285,159	0.48
Johnson & Johnson	10,422,366	972,927,866	1.52
Merck & Co. Inc.	10,601,314	523,598,899	0.82
Pfizer Inc.	23,212,720	729,111,535	1.14
Other securities[a]		302,872,405	0.49

		3,610,056,854	5.66
PROFESSIONAL SERVICES
Other securities[a]		145,603,553	0.23

		145,603,553	0.23
REAL ESTATE INVESTMENT TRUSTS (REITS)
Other securities[a]		1,689,129,188	2.65

		1,689,129,188	2.65
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		34,918,688	0.05

		34,918,688	0.05
ROAD & RAIL
Other securities[a]		552,287,409	0.87

		552,287,409	0.87
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Intel Corp.	17,893,224	539,301,771	0.85
Other securities[a]		998,524,730	1.56

		1,537,826,501	2.41
SOFTWARE
Microsoft Corp.	30,102,748	1,332,347,627	2.09
Oracle Corp.	12,240,212	442,116,457	0.69
Other securities[a]		758,249,451	1.19

		2,532,713,535	3.97
SPECIALTY RETAIL
Home Depot Inc. (The)	4,833,119	558,176,913	0.87
Other securities[a]		1,154,228,439	1.81

		1,712,405,352	2.68

12	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P 500 ETF

September 30, 2015

Security	Shares	Value	% of Net Assets
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Apple Inc.	21,463,830	$2,367,460,449	3.71%
Other securities[a]		544,239,481	0.85

		2,911,699,930	4.56
TEXTILES, APPAREL & LUXURY GOODS
NIKE Inc. Class B	2,551,514	313,759,677	0.49
Other securities[a]		324,695,889	0.51

		638,455,566	1.00
THRIFTS & MORTGAGE FINANCE
Other securities[a]		18,429,850	0.03

		18,429,850	0.03
TOBACCO
Altria Group Inc.	7,379,735	401,457,584	0.63
Philip Morris International Inc.	5,830,869	462,562,838	0.73
Other securities[a]		138,116,202	0.21

		1,002,136,624	1.57
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		110,666,202	0.17

		110,666,202	0.17

TOTAL COMMON STOCKS
(Cost: $62,682,864,720)		63,672,220,307	99.80

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[b,e,f]	847,914,788	847,914,788	1.33
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%[b,e,f]	46,477,257	46,477,257	0.07

Security	Shares	Value	% of Net Assets
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[b,e]	401,550,687	$401,550,687	0.63%

		1,295,942,732	2.03

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,295,942,732)		1,295,942,732	2.03

TOTAL INVESTMENTS IN SECURITIES
(Cost: $63,978,807,452)		64,968,163,039	101.83
Other Assets, Less Liabilities		(1,168,862,976)	(1.83)

NET ASSETS		$63,799,300,063	100.00%

NVS — Non-Voting Shares

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2015. Other securities may include securities on loan and non-income earning securities.
[b]	Affiliated issuer. See Note 2.
[c]	Non-income earning security.
[d]	All or a portion of this security represents a security on loan. See Note 1.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of September 30, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini	1,023	Dec. 2015	Chicago Mercantile	$97,630,005	$(1,245,666)

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	13

Summary Schedule of Investments (Unaudited)

iSHARES® CORE S&P MID-CAP ETF

September 30, 2015

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Other securities[a]		$398,040,894	1.61%

		398,040,894	1.61
AIRLINES
Alaska Air Group Inc.	2,164,240	171,948,868	0.69
JetBlue Airways Corp.[b,c]	5,351,493	137,907,975	0.56

		309,856,843	1.25
AUTO COMPONENTS
Other securities[a]		120,342,606	0.49

		120,342,606	0.49
AUTOMOBILES
Other securities[a]		40,255,748	0.16

		40,255,748	0.16
BANKS
Signature Bank/New York NYb,c	864,893	118,974,681	0.48
Other securities[a]		1,300,186,464	5.25

		1,419,161,145	5.73
BEVERAGES
Other securities[a]		34,855,323	0.14

		34,855,323	0.14
BIOTECHNOLOGY
Other securities[a]		101,604,302	0.41

		101,604,302	0.41
BUILDING PRODUCTS
Fortune Brands Home & Security Inc.	2,718,806	129,061,721	0.52
Other securities[a]		161,157,727	0.65

		290,219,448	1.17
CAPITAL MARKETS
Raymond James Financial Inc.	2,178,606	108,124,216	0.44
SEI Investments Co.	2,368,894	114,251,758	0.46
Other securities[a]		278,152,627	1.12

		500,528,601	2.02
CHEMICALS
Ashland Inc.	1,149,574	115,670,136	0.47
Other securities[a]		665,544,448	2.68

		781,214,584	3.15

Security	Shares	Value	% of Net Assets
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		$428,201,522	1.73%

		428,201,522	1.73
COMMUNICATIONS EQUIPMENT
Other securities[a]		249,912,830	1.01

		249,912,830	1.01
CONSTRUCTION & ENGINEERING
Other securities[a]		131,356,194	0.53

		131,356,194	0.53
CONSTRUCTION MATERIALS
Other securities[a]		58,533,378	0.24

		58,533,378	0.24
CONSUMER FINANCE
Other securities[a]		53,593,753	0.22

		53,593,753	0.22
CONTAINERS & PACKAGING
Other securities[a]		350,540,760	1.41

		350,540,760	1.41
DISTRIBUTORS
LKQ Corp.[b]	5,183,254	146,997,083	0.59

		146,997,083	0.59
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		215,338,095	0.87

		215,338,095	0.87
DIVERSIFIED FINANCIAL SERVICES
Other securities[a]		194,177,854	0.78

		194,177,854	0.78
ELECTRIC UTILITIES
Other securities[a]		456,491,078	1.84

		456,491,078	1.84
ELECTRICAL EQUIPMENT
Acuity Brands Inc.	740,186	129,961,858	0.52
Other securities[a]		116,346,871	0.47

		246,308,729	0.99
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other securities[a]		883,141,971	3.56

		883,141,971	3.56
ENERGY EQUIPMENT & SERVICES
Other securities[a]		340,732,916	1.38

		340,732,916	1.38

14	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P MID-CAP ETF

September 30, 2015

Security	Shares	Value	% of Net Assets
FOOD & STAPLES RETAILING
Other securities[a]		$141,852,345	0.57%

		141,852,345	0.57
FOOD PRODUCTS
Ingredion Inc.	1,213,334	105,936,192	0.43
WhiteWave Foods Co. (The)[b,c]	2,987,763	119,958,684	0.48
Other securities[a]		354,146,890	1.43

		580,041,766	2.34
GAS UTILITIES
Other securities[a]		421,445,200	1.70

		421,445,200	1.70
HEALTH CARE EQUIPMENT & SUPPLIES
Cooper Companies Inc. (The)	826,003	122,958,807	0.50
Hologic Inc.[b,c]	4,167,419	163,071,105	0.66
IDEXX Laboratories Inc.[b,c]	1,564,059	116,131,381	0.47
ResMed Inc.	2,388,705	121,728,407	0.49
Other securities[a]		510,281,847	2.05

		1,034,171,547	4.17
HEALTH CARE PROVIDERS & SERVICES
Centene Corp.[b,c]	2,024,487	109,787,930	0.44
MEDNAX Inc.[b,c]	1,599,267	122,807,713	0.50
Other securities[a]		437,691,613	1.77

		670,287,256	2.71
HEALTH CARE TECHNOLOGY
Other securities[a]		39,729,129	0.16

		39,729,129	0.16
HOTELS, RESTAURANTS & LEISURE
Other securities[a]		574,569,271	2.32

		574,569,271	2.32
HOUSEHOLD DURABLES
Jarden Corp.[b,c]	3,372,546	164,850,049	0.67
Other securities[a]		381,535,320	1.54

		546,385,369	2.21
HOUSEHOLD PRODUCTS
Church & Dwight Co. Inc.	2,225,847	186,748,563	0.75
Other securities[a]		40,845,283	0.17

		227,593,846	0.92

Security	Shares	Value	% of Net Assets
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS
Other securities[a]		$11,071,903	0.04%

		11,071,903	0.04
INDUSTRIAL CONGLOMERATES
Other securities[a]		96,897,430	0.39

		96,897,430	0.39
INSURANCE
Alleghany Corp.[b]	271,448	127,067,523	0.51
Arthur J Gallagher & Co.	2,967,180	122,485,190	0.49
Everest Re Group Ltd.[c]	751,164	130,206,768	0.53
HCC Insurance Holdings Inc.	1,625,893	125,957,931	0.51
Other securities[a]		965,037,099	3.90

		1,470,754,511	5.94
INTERNET & CATALOG RETAIL
Other securities[a]		31,503,007	0.13

		31,503,007	0.13
INTERNET SOFTWARE & SERVICES
Other securities[a]		50,710,193	0.20

		50,710,193	0.20
IT SERVICES
Broadridge Financial Solutions Inc.	2,010,654	111,289,699	0.45
Gartner Inc.[b,c]	1,411,682	118,482,470	0.48
Global Payments Inc.	1,106,982	127,004,045	0.51
Other securities[a]		550,649,501	2.22

		907,425,715	3.66
LEISURE PRODUCTS
Polaris Industries Inc.	1,045,759	125,355,132	0.51
Other securities[a]		122,508,548	0.49

		247,863,680	1.00
LIFE SCIENCES TOOLS & SERVICES
Mettler-Toledo International Inc.[b,c]	470,863	134,073,531	0.54
Other securities[a]		214,271,686	0.87

		348,345,217	1.41
MACHINERY
Wabtec Corp./DE	1,643,334	144,695,559	0.58
Other securities[a]		883,616,635	3.57

		1,028,312,194	4.15

SUMMARY SCHEDULES OF INVESTMENTS	15

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P MID-CAP ETF

September 30, 2015

Security	Shares	Value	% of Net Assets
MARINE
Other securities[a]		$57,636,174	0.23%

		57,636,174	0.23
MEDIA
Other securities[a]		376,802,224	1.52

		376,802,224	1.52
METALS & MINING
Other securities[a]		360,506,027	1.46

		360,506,027	1.46
MULTI-UTILITIES
Alliant Energy Corp.	1,925,504	112,622,729	0.45
Other securities[a]		147,438,863	0.60

		260,061,592	1.05
MULTILINE RETAIL
Other securities[a]		90,594,499	0.37

		90,594,499	0.37
OIL, GAS & CONSUMABLE FUELS
HollyFrontier Corp.	3,205,289	156,546,315	0.63
Other securities[a]		344,456,815	1.39

		501,003,130	2.02
PAPER & FOREST PRODUCTS
Other securities[a]		72,947,073	0.29

		72,947,073	0.29
PERSONAL PRODUCTS
Other securities[a]		110,442,916	0.45

		110,442,916	0.45
PHARMACEUTICALS
Other securities[a]		79,297,784	0.32

		79,297,784	0.32
PROFESSIONAL SERVICES
ManpowerGroup Inc.	1,305,569	106,913,045	0.43
Towers Watson & Co. Class A	1,177,789	138,248,873	0.56
Other securities[a]		68,429,344	0.28

		313,591,262	1.27
REAL ESTATE INVESTMENT TRUSTS (REITS)
Alexandria Real Estate Equities Inc.[c]	1,229,252	104,080,767	0.42
Camden Property Trust	1,476,531	109,115,641	0.44
Duke Realty Corp.[c]	5,869,315	111,810,451	0.45

Security	Shares	Value	% of Net Assets
Extra Space Storage Inc.[c]	2,088,227	$161,127,595	0.65%
Federal Realty Investment Trust[c]	1,175,037	160,333,799	0.65
Mid-America Apartment Communities Inc.[c]	1,281,413	104,909,282	0.42
UDR Inc.[c]	4,453,735	153,564,783	0.62
Other securities[a]		1,677,849,560	6.78

		2,582,791,878	10.43
REAL ESTATE MANAGEMENT & DEVELOPMENT
Jones Lang LaSalle Inc.	764,373	109,893,906	0.44
Other securities[a]		26,773,143	0.11

		136,667,049	0.55
ROAD & RAIL
Other securities[a]		237,941,940	0.96

		237,941,940	0.96
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Other securities[a]		454,342,657	1.83

		454,342,657	1.83
SOFTWARE
ANSYS Inc.[b,c]	1,532,355	135,061,770	0.55
Cadence Design Systems Inc.[b,c]	4,953,594	102,440,324	0.41
CDK Global Inc.	2,720,903	130,004,745	0.52
FactSet Research Systems Inc.	704,074	112,518,066	0.45
Fortinet Inc.[b,c]	2,473,131	105,058,605	0.42
Synopsys Inc.[b,c]	2,651,021	122,424,150	0.49
Other securities[a]		587,049,038	2.39

		1,294,556,698	5.23
SPECIALTY RETAIL
Foot Locker Inc.	2,367,879	170,416,252	0.69
Williams-Sonoma Inc.	1,431,911	109,326,405	0.44
Other securities[a]		488,696,064	1.97

		768,438,721	3.10
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Other securities[a]		145,086,358	0.59

		145,086,358	0.59
TEXTILES, APPAREL & LUXURY GOODS
Other securities[a]		251,800,769	1.02

		251,800,769	1.02

16	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P MID-CAP ETF

September 30, 2015

Security	Shares	Value	% of Net Assets
THRIFTS & MORTGAGE FINANCE
New York Community Bancorp Inc.[c]	7,553,047	$136,408,029	0.55%
Other securities[a]		36,471,708	0.15

		172,879,737	0.70
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		161,444,050	0.65

		161,444,050	0.65
WATER UTILITIES
Other securities[a]		79,571,679	0.32

		79,571,679	0.32
WIRELESS TELECOMMUNICATION SERVICES
Other securities[a]		40,137,253	0.16

		40,137,253	0.16

TOTAL COMMON STOCKS
(Cost: $25,228,025,430)		24,728,906,706	99.82

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[d,e,f]	1,459,403,487	1,459,403,487	5.89
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%[d,e,f]	79,995,150	79,995,150	0.32

Security	Shares	Value	% of Net Assets
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[d,e]	116,485,109	$116,485,109	0.47%

		1,655,883,746	6.68

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,655,883,746)		1,655,883,746	6.68

TOTAL INVESTMENTS IN SECURITIES
(Cost: $26,883,909,176)		26,384,790,452	106.50
Other Assets, Less Liabilities		(1,610,113,323)	(6.50)

NET ASSETS		$24,774,677,129	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2015. Other securities may include securities on loan and non-income earning securities.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of September 30, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
S&P MidCap 400 E-Mini	303	Dec. 2015	Chicago Mercantile	$41,295,870	$(632,574)

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	17

Summary Schedule of Investments (Unaudited)

iSHARES® CORE S&P SMALL-CAP ETF

September 30, 2015

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Curtiss-Wright Corp.	1,179,068	$73,597,425	0.47%
Other securities[a]		178,858,827	1.14

		252,456,252	1.61
AIR FREIGHT & LOGISTICS
Other securities[a]		110,430,897	0.71

		110,430,897	0.71
AIRLINES
Allegiant Travel Co.	332,793	71,966,486	0.46
Other securities[a]		59,119,030	0.38

		131,085,516	0.84
AUTO COMPONENTS
Other securities[a]		141,907,377	0.91

		141,907,377	0.91
AUTOMOBILES
Other securities[a]		13,034,773	0.08

		13,034,773	0.08
BANKS
FNB Corp./PA	4,405,378	57,049,645	0.37
Home BancShares Inc./AR	1,481,824	60,013,872	0.38
MB Financial Inc.[b]	1,757,545	57,366,269	0.37
PrivateBancorp Inc.	1,979,706	75,882,131	0.49
Texas Capital Bancshares Inc.[b,c]	1,151,456	60,359,324	0.39
United Bankshares Inc./WV	1,625,193	61,741,082	0.40
Wintrust Financial Corp.	1,211,999	64,757,107	0.41
Other securities[a]		1,011,270,399	6.46

		1,448,439,829	9.27
BIOTECHNOLOGY
Other securities[a]		183,060,571	1.17

		183,060,571	1.17
BUILDING PRODUCTS
Other securities[a]		199,081,712	1.27

		199,081,712	1.27

Security	Shares	Value	% of Net Assets
CAPITAL MARKETS
Interactive Brokers Group Inc. Class A	1,442,622	$56,940,290	0.36%
Other securities[a]		177,372,247	1.14

		234,312,537	1.50
CHEMICALS
Other securities[a]		353,772,806	2.26

		353,772,806	2.26
COMMERCIAL SERVICES & SUPPLIES
Healthcare Services Group Inc.[b]	1,806,842	60,890,575	0.39
Other securities[a]		388,839,048	2.49

		449,729,623	2.88
COMMUNICATIONS EQUIPMENT
ViaSat Inc.[b,c]	1,116,623	71,787,693	0.46
Other securities[a]		169,156,269	1.08

		240,943,962	1.54
CONSTRUCTION & ENGINEERING
Dycom Industries Inc.[b,c]	856,444	61,972,288	0.40
EMCOR Group Inc.	1,577,877	69,821,057	0.45
Other securities[a]		58,753,936	0.37

		190,547,281	1.22
CONSTRUCTION MATERIALS
Other securities[a]		34,908,122	0.22

		34,908,122	0.22
CONSUMER FINANCE
PRA Group Inc.[b,c]	1,214,628	64,278,114	0.41
Other securities[a]		110,377,726	0.71

		174,655,840	1.12
CONTAINERS & PACKAGING
Other securities[a]		7,785,601	0.05

		7,785,601	0.05
DISTRIBUTORS
Pool Corp.	1,078,707	77,990,516	0.50
Other securities[a]		41,719,172	0.27

		119,709,688	0.77
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		61,236,052	0.39

		61,236,052	0.39

18	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

September 30, 2015

Security	Shares	Value	% of Net Assets
DIVERSIFIED FINANCIAL SERVICES
MarketAxess Holdings Inc.	937,051	$87,033,297	0.56%

		87,033,297	0.56
DIVERSIFIED TELECOMMUNICATION SERVICES
Other securities[a]		112,077,909	0.72

		112,077,909	0.72
ELECTRIC UTILITIES
ALLETE Inc.	1,144,609	57,791,308	0.37
UIL Holdings Corp.	1,422,287	71,498,368	0.46
Other securities[a]		37,408,052	0.24

		166,697,728	1.07
ELECTRICAL EQUIPMENT
EnerSys	1,165,492	62,447,061	0.40
Other securities[a]		101,303,394	0.65

		163,750,455	1.05
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
SYNNEX Corp.	727,047	61,842,618	0.40
Other securities[a]		611,235,529	3.91

		673,078,147	4.31
ENERGY EQUIPMENT & SERVICES
Other securities[a]		220,745,230	1.41

		220,745,230	1.41
FOOD & STAPLES RETAILING
Other securities[a]		46,966,218	0.30

		46,966,218	0.30
FOOD PRODUCTS
Other securities[a]		303,996,450	1.94

		303,996,450	1.94
GAS UTILITIES
Laclede Group Inc. (The)	1,088,774	59,370,846	0.38
New Jersey Resources Corp.	2,148,812	64,528,824	0.41
Piedmont Natural Gas Co. Inc.[b]	1,990,120	79,744,109	0.51
Southwest Gas Corp.	1,182,490	68,962,817	0.44
Other securities[a]		75,103,876	0.48

		347,710,472	2.22

Security	Shares	Value	% of Net Assets
HEALTH CARE EQUIPMENT & SUPPLIES
ABIOMED Inc.[b,c]	971,981	$90,160,958	0.58%
NuVasive Inc.[b,c]	1,229,768	59,299,413	0.38
Other securities[a]		587,564,399	3.76

		737,024,770	4.72
HEALTH CARE PROVIDERS & SERVICES
AmSurg Corp.[b,c]	1,217,039	94,576,101	0.61
Chemed Corp.	425,189	56,749,976	0.36
Other securities[a]		435,909,363	2.79

		587,235,440	3.76
HEALTH CARE TECHNOLOGY
Medidata Solutions Inc.[b,c]	1,389,518	58,512,603	0.37
Other securities[a]		116,336,531	0.75

		174,849,134	1.12
HOTELS, RESTAURANTS & LEISURE
Texas Roadhouse Inc.	1,584,763	58,953,184	0.38
Other securities[a]		423,748,903	2.71

		482,702,087	3.09
HOUSEHOLD DURABLES
Helen of Troy Ltd.[b,c]	719,132	64,218,488	0.41
Other securities[a]		244,950,721	1.57

		309,169,209	1.98
HOUSEHOLD PRODUCTS
Other securities[a]		47,320,700	0.30

		47,320,700	0.30
INSURANCE
ProAssurance Corp.	1,348,596	66,175,606	0.42
Other securities[a]		368,433,410	2.36

		434,609,016	2.78
INTERNET & CATALOG RETAIL
Other securities[a]		51,191,063	0.33

		51,191,063	0.33
INTERNET SOFTWARE & SERVICES
j2 Global Inc.[b]	1,156,147	81,913,015	0.52
Other securities[a]		219,135,042	1.41

		301,048,057	1.93
IT SERVICES
Heartland Payment Systems Inc.	923,618	58,197,170	0.37

SUMMARY SCHEDULES OF INVESTMENTS	19

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

September 30, 2015

Security	Shares	Value	% of Net Assets
Other securities[a]		$252,558,008	1.62%

		310,755,178	1.99
LEISURE PRODUCTS
Other securities[a]		51,463,921	0.33

		51,463,921	0.33
LIFE SCIENCES TOOLS & SERVICES
Other securities[a]		76,643,275	0.49

		76,643,275	0.49
MACHINERY
Other securities[a]		534,569,249	3.42

		534,569,249	3.42
MARINE
Other securities[a]		42,115,950	0.27

		42,115,950	0.27
MEDIA
Other securities[a]		98,853,172	0.63

		98,853,172	0.63
METALS & MINING
Other securities[a]		154,564,120	0.99

		154,564,120	0.99
MULTI-UTILITIES
NorthWestern Corp.	1,182,730	63,666,356	0.41
Other securities[a]		52,063,448	0.33

		115,729,804	0.74
MULTILINE RETAIL
Other securities[a]		16,483,992	0.10

		16,483,992	0.10
OIL, GAS & CONSUMABLE FUELS
Other securities[a]		173,037,369	1.11

		173,037,369	1.11
PAPER & FOREST PRODUCTS
Other securities[a]		176,241,665	1.13

		176,241,665	1.13
PERSONAL PRODUCTS
Other securities[a]		17,147,143	0.11

		17,147,143	0.11
PHARMACEUTICALS
Impax Laboratories Inc.[b,c]	1,707,798	60,131,568	0.38
Medicines Co. (The)[b,c]	1,677,712	63,685,948	0.41

Security	Shares	Value	% of Net Assets
Prestige Brands Holdings Inc.[b,c]	1,324,976	$59,835,916	0.38%
Other securities[a]		121,556,197	0.78

		305,209,629	1.95
PROFESSIONAL SERVICES
Other securities[a]		256,536,041	1.64

		256,536,041	1.64
REAL ESTATE INVESTMENT TRUSTS (REITS)
EPR Properties[b]	1,452,244	74,892,223	0.48
GEO Group Inc. (The)[b]	1,876,469	55,806,188	0.36
Healthcare Realty Trust Inc.[b]	2,523,523	62,709,547	0.40
Medical Properties Trust Inc.[b]	5,877,866	65,009,198	0.42
Post Properties Inc.[b]	1,371,867	79,966,127	0.51
Other securities[a]		865,592,241	5.53

		1,203,975,524	7.70
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		11,176,014	0.07

		11,176,014	0.07
ROAD & RAIL
Other securities[a]		138,576,736	0.89

		138,576,736	0.89
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Microsemi Corp.[b,c]	2,398,202	78,708,990	0.50
Other securities[a]		438,960,463	2.81

		517,669,453	3.31
SOFTWARE
Blackbaud Inc.	1,177,877	66,102,457	0.42
Take-Two Interactive Software Inc.[c]	2,146,112	61,657,798	0.39
Other securities[a]		228,935,453	1.47

		356,695,708	2.28
SPECIALTY RETAIL
Lithia Motors Inc. Class A	596,450	64,482,210	0.41
Other securities[a]		600,796,990	3.85

		665,279,200	4.26

20	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

September 30, 2015

Security	Shares	Value	% of Net Assets
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Other securities[a]		$98,947,091	0.63%

		98,947,091	0.63
TEXTILES, APPAREL & LUXURY GOODS
G-III Apparel Group Ltd.[b,c]	999,957	61,657,348	0.39
Wolverine World Wide Inc.	2,590,998	56,069,197	0.36
Other securities[a]		148,668,176	0.95

		266,394,721	1.70
THRIFTS & MORTGAGE FINANCE
Other securities[a]		263,669,331	1.69

		263,669,331	1.69
TOBACCO
Other securities[a]		28,298,472	0.18

		28,298,472	0.18
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		78,868,110	0.50

		78,868,110	0.50
WATER UTILITIES
Other securities[a]		38,755,534	0.25

		38,755,534	0.25
WIRELESS TELECOMMUNICATION SERVICES
Other securities[a]		8,947,459	0.06

		8,947,459	0.06
TOTAL COMMON STOCKS (Cost: $14,990,518,909)		15,600,907,682	99.82

Security	Shares	Value	% of Net Assets
SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[d,e,f]	1,638,169,063	$1,638,169,063	10.48%
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%[d,e,f]	89,793,934	89,793,934	0.58
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[d,e]	59,945,115	59,945,115	0.38

		1,787,908,112	11.44

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,787,908,112)		1,787,908,112	11.44

TOTAL INVESTMENTS IN SECURITIES
(Cost: $16,778,427,021)		17,388,815,794	111.26
Other Assets, Less Liabilities		(1,760,334,520)	(11.26)

NET ASSETS		$15,628,481,274	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2015. Other securities may include securities on loan and non-income earning securities.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Non-income earning security.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of September 30, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
Russell 2000 Mini	237	Dec. 2015	ICE Markets Equity	$25,972,830	$(694,183)

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	21

Summary Schedule of Investments (Unaudited)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

September 30, 2015

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Boeing Co. (The)	82,082	$10,748,638	0.44%
Other securities[a]		51,936,472	2.12

		62,685,110	2.56
AIR FREIGHT & LOGISTICS
Other securities[a]		16,654,732	0.68

		16,654,732	0.68
AIRLINES
Other securities[a]		16,729,797	0.68

		16,729,797	0.68
AUTO COMPONENTS
Other securities[a]		10,103,265	0.41

		10,103,265	0.41
AUTOMOBILES
Other securities[a]		14,178,948	0.58

		14,178,948	0.58
BANKS
Bank of America Corp.	1,345,261	20,959,166	0.86
Citigroup Inc.	386,781	19,188,205	0.78
JPMorgan Chase & Co.	475,218	28,974,041	1.18
PNC Financial Services Group Inc. (The)[b]	66,005	5,887,646	0.24
Wells Fargo & Co.	600,288	30,824,789	1.26
Other securities[a]		43,386,973	1.78

		149,220,820	6.10
BEVERAGES
Coca-Cola Co. (The)	503,101	20,184,412	0.83
PepsiCo Inc.	188,773	17,801,294	0.73
Other securities[a]		11,945,565	0.48

		49,931,271	2.04
BIOTECHNOLOGY
AbbVie Inc.	212,716	11,573,878	0.47
Amgen Inc.	97,443	13,478,316	0.55
Celgene Corp.[c]	101,591	10,989,098	0.45
Gilead Sciences Inc.	188,596	18,518,241	0.76
Other securities[a]		25,162,082	1.03

		79,721,615	3.26
BUILDING PRODUCTS
Other securities[a]		5,040,635	0.21

		5,040,635	0.21

Security	Shares	Value	% of Net Assets
CAPITAL MARKETS
BlackRock Inc.[b]	16,468	$4,898,736	0.20%
Other securities[a]		46,704,592	1.91

		51,603,328	2.11
CHEMICALS
Other securities[a]		53,231,244	2.18

		53,231,244	2.18
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		15,009,272	0.61

		15,009,272	0.61
COMMUNICATIONS EQUIPMENT
Cisco Systems Inc.	653,567	17,156,134	0.70
QUALCOMM Inc.	201,915	10,848,893	0.44
Other securities[a]		7,955,898	0.33

		35,960,925	1.47
CONSTRUCTION & ENGINEERING
Other securities[a]		3,971,944	0.16

		3,971,944	0.16
CONSTRUCTION MATERIALS
Other securities[a]		3,460,640	0.14

		3,460,640	0.14
CONSUMER FINANCE
Other securities[a]		17,890,767	0.73

		17,890,767	0.73
CONTAINERS & PACKAGING
Other securities[a]		7,876,278	0.32

		7,876,278	0.32
DISTRIBUTORS
Other securities[a]		3,337,731	0.14

		3,337,731	0.14
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		3,225,426	0.13

		3,225,426	0.13
DIVERSIFIED FINANCIAL SERVICES
Berkshire Hathaway Inc. Class Bc	240,737	31,392,105	1.28
Other securities[a]		16,197,742	0.67

		47,589,847	1.95
DIVERSIFIED TELECOMMUNICATION SERVICES
AT&T Inc.	790,432	25,752,275	1.05
Verizon Communications Inc.	522,459	22,732,191	0.93
Other securities[a]		4,730,305	0.20

		53,214,771	2.18

22	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

September 30, 2015

Security	Shares	Value	% of Net Assets
ELECTRIC UTILITIES
Other securities[a]		$43,275,784	1.77%

		43,275,784	1.77
ELECTRICAL EQUIPMENT
Other securities[a]		12,870,426	0.53

		12,870,426	0.53
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other securities[a]		18,408,680	0.75

		18,408,680	0.75
ENERGY EQUIPMENT & SERVICES
Schlumberger Ltd.	162,619	11,215,832	0.46
Other securities[a]		16,567,963	0.68

		27,783,795	1.14
FOOD & STAPLES RETAILING
CVS Health Corp.	143,221	13,817,962	0.57
Wal-Mart Stores Inc.	202,792	13,149,033	0.54
Other securities[a]		27,539,435	1.12

		54,506,430	2.23
FOOD PRODUCTS
Other securities[a]		43,073,250	1.76

		43,073,250	1.76
GAS UTILITIES
Other securities[a]		5,934,163	0.24

		5,934,163	0.24
HEALTH CARE EQUIPMENT & SUPPLIES
Medtronic PLC	181,737	12,165,475	0.50
Other securities[a]		43,988,182	1.80

		56,153,657	2.30
HEALTH CARE PROVIDERS & SERVICES
UnitedHealth Group Inc.	122,542	14,216,097	0.58
Other securities[a]		54,942,681	2.25

		69,158,778	2.83
HEALTH CARE TECHNOLOGY
Other securities[a]		3,564,845	0.15

		3,564,845	0.15
HOTELS, RESTAURANTS & LEISURE
McDonald’s Corp.	121,031	11,925,184	0.49
Starbucks Corp.	190,734	10,841,321	0.44
Other securities[a]		24,781,119	1.01

		47,547,624	1.94

Security	Shares	Value	% of Net Assets
HOUSEHOLD DURABLES
Other securities[a]		$15,315,084	0.63%

		15,315,084	0.63
HOUSEHOLD PRODUCTS
Procter & Gamble Co. (The)	348,578	25,076,701	1.03
Other securities[a]		16,314,742	0.66

		41,391,443	1.69
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS
Other securities[a]		1,587,748	0.07

		1,587,748	0.07
INDUSTRIAL CONGLOMERATES
3M Co.	80,286	11,382,146	0.47
General Electric Co.	1,297,425	32,721,059	1.34
Other securities[a]		9,279,145	0.37

		53,382,350	2.18
INSURANCE
Other securities[a]		73,164,980	2.99

		73,164,980	2.99
INTERNET & CATALOG RETAIL
Amazon.com Inc.[c]	49,283	25,227,475	1.03
Other securities[a]		16,646,815	0.68

		41,874,290	1.71
INTERNET SOFTWARE & SERVICES
Alphabet Inc. Class Ac	37,253	23,781,198	0.97
Alphabet Inc. Class Cc	38,009	23,125,436	0.95
Facebook Inc. Class Ac	290,384	26,105,522	1.07
Other securities[a]		11,176,161	0.45

		84,188,317	3.44
IT SERVICES
International Business Machines Corp.	115,808	16,788,686	0.69
MasterCard Inc. Class A	128,252	11,558,070	0.47
Visa Inc. Class A	250,763	17,468,151	0.71
Other securities[a]		44,585,541	1.83

		90,400,448	3.70
LEISURE PRODUCTS
Other securities[a]		4,096,876	0.17

		4,096,876	0.17

SUMMARY SCHEDULES OF INVESTMENTS	23

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

September 30, 2015

Security	Shares	Value	% of Net Assets
LIFE SCIENCES TOOLS & SERVICES
Other securities[a]		$12,689,355	0.52%

		12,689,355	0.52
MACHINERY
Other securities[a]		37,217,281	1.52

		37,217,281	1.52
MARINE
Other securities[a]		650,967	0.03

		650,967	0.03
MEDIA
Comcast Corp. Class A	271,764	15,457,936	0.63
Comcast Corp. Class A Special NVS	47,327	2,708,997	0.11
Walt Disney Co. (The)	199,549	20,393,908	0.83
Other securities[a]		34,327,208	1.41

		72,888,049	2.98
METALS & MINING
Other securities[a]		9,231,825	0.38

		9,231,825	0.38
MULTI-UTILITIES
Other securities[a]		29,596,290	1.21

		29,596,290	1.21
MULTILINE RETAIL
Other securities[a]		16,533,347	0.68

		16,533,347	0.68
OIL, GAS & CONSUMABLE FUELS
Chevron Corp.	241,812	19,074,131	0.78
Exxon Mobil Corp.	535,786	39,835,689	1.63
Other securities[a]		72,253,354	2.95

		131,163,174	5.36
PAPER & FOREST PRODUCTS
Other securities[a]		3,488,533	0.14

		3,488,533	0.14
PERSONAL PRODUCTS
Other securities[a]		3,258,834	0.13

		3,258,834	0.13
PHARMACEUTICALS
Allergan PLC[c]	50,587	13,750,053	0.56
Bristol-Myers Squibb Co.	214,287	12,685,790	0.52
Eli Lilly & Co.	125,365	10,491,797	0.43
Johnson & Johnson	355,841	33,217,757	1.36

Security	Shares	Value	% of Net Assets
Merck & Co. Inc.	361,955	$17,876,957	0.73%
Pfizer Inc.	792,529	24,893,336	1.02
Other securities[a]		12,472,836	0.51

		125,388,526	5.13
PROFESSIONAL SERVICES
Other securities[a]		8,639,767	0.35

		8,639,767	0.35
REAL ESTATE INVESTMENT TRUSTS (REITS)
Other securities[a]		83,143,604	3.40

		83,143,604	3.40
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		2,292,806	0.09

		2,292,806	0.09
ROAD & RAIL
Other securities[a]		21,375,322	0.87

		21,375,322	0.87
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Intel Corp.	610,918	18,413,068	0.75
Other securities[a]		40,147,155	1.65

		58,560,223	2.40
SOFTWARE
Microsoft Corp.	1,027,763	45,488,790	1.86
Oracle Corp.	417,912	15,094,981	0.62
Other securities[a]		37,463,286	1.53

		98,047,057	4.01
SPECIALTY RETAIL
Home Depot Inc. (The)	165,016	19,057,698	0.78
Other securities[a]		48,649,065	1.99

		67,706,763	2.77
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Apple Inc.	732,809	80,828,833	3.31
Other securities[a]		20,196,389	0.82

		101,025,222	4.13
TEXTILES, APPAREL & LUXURY GOODS
NIKE Inc. Class B	87,116	10,712,655	0.44
Other securities[a]		14,385,682	0.59

		25,098,337	1.03
THRIFTS & MORTGAGE FINANCE
Other securities[a]		3,300,557	0.14

		3,300,557	0.14
TOBACCO
Altria Group Inc.	251,966	13,706,950	0.56

24	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

September 30, 2015

Security	Shares	Value	% of Net Assets
Philip Morris International Inc.	199,082	$15,793,175	0.65%
Other securities[a]		4,858,900	0.20

		34,359,025	1.41
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		5,406,398	0.22

		5,406,398	0.22
WATER UTILITIES
Other securities[a]		801,843	0.03

		801,843	0.03
WIRELESS TELECOMMUNICATION SERVICES
Other securities[a]		345,510	0.01

		345,510	0.01
TOTAL COMMON STOCKS
(Cost: $2,322,103,753)		2,440,525,949	99.80

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[b,d,e]	38,738,709	38,738,709	1.58
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%[b,d,e]	2,123,408	2,123,408	0.09

Security	Shares	Value	% of Net Assets
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[b,d]	14,347,780	$14,347,780	0.59%

		55,209,897	2.26

TOTAL SHORT-TERM INVESTMENTS
(Cost: $55,209,897)		55,209,897	2.26

TOTAL INVESTMENTS IN SECURITIES
(Cost: $2,377,313,650)		2,495,735,846	102.06
Other Assets, Less Liabilities		(50,345,462)	(2.06)

NET ASSETS		$2,445,390,384	100.00%

NVS — Non-Voting Shares

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2015. Other securities may include securities on loan and non-income earning securities.
[b]	Affiliated issuer. See Note 2.
[c]	Non-income earning security.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of September 30, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini	43	Dec. 2015	Chicago Mercantile	$4,103,705	$(35,485)
S&P MidCap 400 E-Mini	4	Dec. 2015	Chicago Mercantile	545,160	(10,074)

				Net unrealized depreciation	$(45,559)

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	25

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

September 30, 2015

	iShares Core S&P 500 ETF	iShares Core S&P Mid-Cap ETF	iShares Core S&P Small-Cap ETF

ASSETS
Investments, at cost:
Unaffiliated	$62,381,962,584	$25,228,025,430	$14,990,518,909
Affiliated (Note 2)	1,596,844,868	1,655,883,746	1,787,908,112

Total cost of investments	$63,978,807,452	$26,883,909,176	$16,778,427,021

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$63,356,340,199	$24,728,906,706	$15,600,907,682
Affiliated (Note 2)	1,611,822,840	1,655,883,746	1,787,908,112

Total fair value of investments	64,968,163,039	26,384,790,452	17,388,815,794
Cash	81,057	—	—
Cash pledged to broker	4,705,800	2,030,100	1,436,230
Receivables:
Investment securities sold	—	627,782	435,001
Dividends and interest	76,991,459	24,185,745	19,763,312
Capital shares sold	2,683,043	377,472	—
Futures variation margin	1,749,330	584,790	414,750

Total Assets	65,054,373,728	26,412,596,341	17,410,865,087

LIABILITIES
Payables:
Collateral for securities on loan (Note 1)	894,392,045	1,539,398,637	1,727,962,997
Capital shares redeemed	913,126	150,989	309,231
Distribution to shareholders	356,049,881	95,887,405	52,536,931
Investment advisory fees (Note 2)	3,718,613	2,482,181	1,574,654

Total Liabilities	1,255,073,665	1,637,919,212	1,782,383,813

NET ASSETS	$63,799,300,063	$24,774,677,129	$15,628,481,274

Net assets consist of:
Paid-in capital	$63,124,092,182	$25,467,544,036	$15,199,231,381
Undistributed net investment income	25,552,718	14,252,180	8,639,675
Accumulated net realized loss	(338,454,758)	(207,367,789)	(189,084,372)
Net unrealized appreciation (depreciation)	988,109,921	(499,751,298)	609,694,590

NET ASSETS	$63,799,300,063	$24,774,677,129	$15,628,481,274

Shares outstanding[b]	330,850,000	181,400,000	146,550,000

Net asset value per share	$192.83	$136.57	$106.64

[a]	Securities on loan with values of $875,545,368, $1,501,560,247 and $1,682,654,072, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

26	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2015

iShares Core S&P Total U.S. Stock Market ETF

ASSETS
Investments, at cost:
Unaffiliated	$2,311,825,419
Affiliated (Note 2)	65,488,231

Total cost of investments	$2,377,313,650

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$2,429,739,567
Affiliated (Note 2)	65,996,279

Total fair value of investments	2,495,735,846
Cash	2,608
Cash pledged to broker	193,790
Receivables:
Investment securities sold	6,764
Dividends and interest	2,884,896
Capital shares sold	115,499
Futures variation margin	67,576

Total Assets	2,499,006,979

LIABILITIES
Payables:
Collateral for securities on loan (Note 1)	40,862,117
Distribution to shareholders	12,613,322
Investment advisory fees (Note 2)	141,156

Total Liabilities	53,616,595

NET ASSETS	$2,445,390,384

Net assets consist of:
Paid-in capital	$2,348,684,123
Undistributed net investment income	1,022,725
Accumulated net realized loss	(22,693,101)
Net unrealized appreciation	118,376,637

NET ASSETS	$2,445,390,384

Shares outstanding[b]	27,900,000

Net asset value per share	$87.65

[a]	Securities on loan with a value of $39,910,947. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	27

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended September 30, 2015

	iShares Core S&P 500 ETF	iShares Core S&P Mid-Cap ETF	iShares Core S&P Small-Cap ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$712,547,322	$204,853,445	$115,390,101
Dividends — affiliated (Note 2)	4,074,435	—	—
Interest — affiliated (Note 2)	8,564	1,881	1,037
Securities lending income — affiliated — net (Note 2)	1,850,676	5,621,376	6,544,659

Total investment income	718,480,997	210,476,702	121,935,797

EXPENSES
Investment advisory fees (Note 2)	24,074,378	15,668,577	9,901,913

Total expenses	24,074,378	15,668,577	9,901,913

Net investment income	694,406,619	194,808,125	112,033,884

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(84,720,231)	(236,377,853)	(81,544,512)
Investments — affiliated (Note 2)	(360,335)	—	—
In-kind redemptions — unaffiliated	1,586,848,578	591,066,668	433,726,069
In-kind redemptions — affiliated (Note 2)	9,657,675	—	—
Futures contracts	(11,735,993)	(1,142,969)	(498,408)

Net realized gain	1,499,689,694	353,545,846	351,683,149

Net change in unrealized appreciation/depreciation on:
Investments	(6,411,959,226)	(3,130,925,324)	(2,020,905,299)
Futures contracts	(2,777,431)	(1,731,393)	(1,146,664)

Net change in unrealized appreciation/depreciation	(6,414,736,657)	(3,132,656,717)	(2,022,051,963)

Net realized and unrealized loss	(4,915,046,963)	(2,779,110,871)	(1,670,368,814)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(4,220,640,344)	$(2,584,302,746)	$(1,558,334,930)

[a]	Net of foreign withholding tax of $58,513, $ — and $35,138, respectively.

See notes to financial statements.

28	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended September 30, 2015

iShares Core S&P Total U.S. Stock Market ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$24,115,828
Dividends — affiliated (Note 2)	124,481
Interest — affiliated (Note 2)	225
Securities lending income — affiliated — net (Note 2)	114,812

Total investment income	24,355,346

EXPENSES
Investment advisory fees (Note 2)	835,450

Total expenses	835,450

Net investment income	23,519,896

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(2,522,746)
Investments — affiliated (Note 2)	(17,931)
In-kind redemptions — unaffiliated	7,058,405
In-kind redemptions — affiliated (Note 2)	23,509
Futures contracts	(130,729)

Net realized gain	4,410,508

Net change in unrealized appreciation/depreciation on:
Investments	(201,907,020)
Futures contracts	(110,031)

Net change in unrealized appreciation/depreciation	(202,017,051)

Net realized and unrealized loss	(197,606,543)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(174,086,647)

[a]	Net of foreign withholding tax of $1,885.

See notes to financial statements.

FINANCIAL STATEMENTS	29

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Core S&P 500 ETF		iShares Core S&P Mid-Cap ETF
	Six months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015	Six months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$694,406,619	$1,262,226,280	$194,808,125	$322,455,946
Net realized gain	1,499,689,694	5,219,770,719	353,545,846	2,594,189,507
Net change in unrealized appreciation/depreciation	(6,414,736,657)	976,272,851	(3,132,656,717)	(518,849,436)

Net increase (decrease) in net assets resulting from operations	(4,220,640,344)	7,458,269,850	(2,584,302,746)	2,397,796,017

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(740,416,882)	(1,257,812,322)	(180,555,945)	(333,661,536)

Total distributions to shareholders	(740,416,882)	(1,257,812,322)	(180,555,945)	(333,661,536)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	5,808,580,367	25,880,234,286	3,925,649,084	13,285,194,483
Cost of shares redeemed	(5,791,330,032)	(17,703,636,799)	(2,247,060,028)	(10,129,436,759)

Net increase in net assets from capital share transactions	17,250,335	8,176,597,487	1,678,589,056	3,155,757,724

INCREASE (DECREASE) IN NET ASSETS	(4,943,806,891)	14,377,055,015	(1,086,269,635)	5,219,892,205

NET ASSETS
Beginning of period	68,743,106,954	54,366,051,939	25,860,946,764	20,641,054,559

End of period	$63,799,300,063	$68,743,106,954	$24,774,677,129	$25,860,946,764

Undistributed net investment income included in net assets at end of period	$25,552,718	$71,562,981	$14,252,180	$—

SHARES ISSUED AND REDEEMED
Shares sold	28,250,000	129,800,000	26,200,000	92,200,000
Shares redeemed	(28,100,000)	(88,100,000)	(14,950,000)	(72,200,000)

Net increase in shares outstanding	150,000	41,700,000	11,250,000	20,000,000

See notes to financial statements.

30	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Core S&P Small-Cap ETF		iShares Core S&P Total U.S. Stock Market ETF
	Six months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015	Six months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$112,033,884	$186,901,813	$23,519,896	$30,327,962
Net realized gain	351,683,149	1,211,039,289	4,410,508	27,295,303
Net change in unrealized appreciation/depreciation	(2,022,051,963)	(157,135,179)	(202,017,051)	124,084,690

Net increase (decrease) in net assets resulting from operations	(1,558,334,930)	1,240,805,923	(174,086,647)	181,707,955

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(103,394,209)	(193,554,220)	(22,913,242)	(30,037,563)

Total distributions to shareholders	(103,394,209)	(193,554,220)	(22,913,242)	(30,037,563)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,092,866,925	4,507,022,778	477,009,542	918,172,614
Cost of shares redeemed	(987,191,617)	(3,624,648,570)	(17,633,021)	(74,278,206)

Net increase in net assets from capital share transactions	1,105,675,308	882,374,208	459,376,521	843,894,408

INCREASE (DECREASE) IN NET ASSETS	(556,053,831)	1,929,625,911	262,376,632	995,564,800

NET ASSETS
Beginning of period	16,184,535,105	14,254,909,194	2,183,013,752	1,187,448,952

End of period	$15,628,481,274	$16,184,535,105	$2,445,390,384	$2,183,013,752

Undistributed net investment income included in net assets at end of period	$8,639,675	$—	$1,022,725	$416,071

SHARES ISSUED AND REDEEMED
Shares sold	18,100,000	40,500,000	5,050,000	10,050,000
Shares redeemed	(8,650,000)	(32,800,000)	(200,000)	(850,000)

Net increase in shares outstanding	9,450,000	7,700,000	4,850,000	9,200,000

See notes to financial statements.

FINANCIAL STATEMENTS	31

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Core S&P 500 ETF
	Six months ended Sep. 30, 2015 (Unaudited)	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011
Net asset value, beginning of period	$207.87	$188.12	$157.51	$141.28	$133.00	$117.37

Income from investment operations:
Net investment income[a]	2.10	4.01	3.51	3.20	2.63	2.33
Net realized and unrealized gain (loss)[b]	(14.88)	19.69	30.53	16.14	8.29	15.64

Total from investment operations	(12.78)	23.70	34.04	19.34	10.92	17.97

Less distributions from:
Net investment income	(2.26)	(3.95)	(3.43)	(3.11)	(2.64)	(2.34)

Total distributions	(2.26)	(3.95)	(3.43)	(3.11)	(2.64)	(2.34)

Net asset value, end of period	$192.83	$207.87	$188.12	$157.51	$141.28	$133.00

Total return	(6.20)%[c]	12.66%	21.79%	13.90%	8.44%	15.54%

Ratios/Supplemental data:
Net assets, end of period (000s)	$63,799,300	$68,743,107	$54,366,052	$41,031,303	$29,994,594	$27,025,382
Ratio of expenses to average net assets[d]	0.07%	0.07%	0.07%	0.08%	0.09%	0.09%
Ratio of net investment income to average net assets[d]	2.02%	2.00%	2.02%	2.23%	2.05%	1.96%
Portfolio turnover rate[e]	2%	4%	5%	4%	5%	5%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

32	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Core S&P Mid-Cap ETF
	Six months ended Sep. 30, 2015 (Unaudited)	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011
Net asset value, beginning of period	$151.99	$137.47	$115.10	$99.26	$98.72	$78.82

Income from investment operations:
Net investment income[a]	1.11	1.99	1.74	1.56	1.07	0.95
Net realized and unrealized gain (loss)[b]	(15.53)	14.51	22.45	15.82	0.62	19.93

Total from investment operations	(14.42)	16.50	24.19	17.38	1.69	20.88

Less distributions from:
Net investment income	(1.00)	(1.98)	(1.82)	(1.54)	(1.15)	(0.98)

Total distributions	(1.00)	(1.98)	(1.82)	(1.54)	(1.15)	(0.98)

Net asset value, end of period	$136.57	$151.99	$137.47	$115.10	$99.26	$98.72

Total return	(9.52)%[c]	12.09%	21.16%	17.72%	1.84%	26.70%

Ratios/Supplemental data:
Net assets, end of period (000s)	$24,774,677	$25,860,947	$20,641,055	$15,187,141	$10,992,618	$11,195,404
Ratio of expenses to average net assets[d]	0.12%	0.13%	0.14%	0.17%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	1.49%	1.40%	1.39%	1.55%	1.16%	1.13%
Portfolio turnover rate[e]	9%	15%	11%	9%	14%	14%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	33

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Core S&P Small-Cap ETF
	Six months ended Sep. 30, 2015 (Unaudited)	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011
Net asset value, beginning of period	$118.05	$110.16	$87.17	$76.32	$73.59	$59.50

Income from investment operations:
Net investment income[a]	0.79	1.47	1.18	1.28	0.81	0.68
Net realized and unrealized gain (loss)[b]	(11.48)	7.93	22.99	10.87	2.71	14.15

Total from investment operations	(10.69)	9.40	24.17	12.15	3.52	14.83

Less distributions from:
Net investment income	(0.72)	(1.51)	(1.18)	(1.30)	(0.79)	(0.74)

Total distributions	(0.72)	(1.51)	(1.18)	(1.30)	(0.79)	(0.74)

Net asset value, end of period	$106.64	$118.05	$110.16	$87.17	$76.32	$73.59

Total return	(9.10)%[c]	8.61%	27.84%	16.13%	4.91%	25.11%

Ratios/Supplemental data:
Net assets, end of period (000s)	$15,628,481	$16,184,535	$14,254,909	$9,737,264	$7,799,851	$7,575,683
Ratio of expenses to average net assets[d]	0.12%	0.13%	0.14%	0.17%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	1.36%	1.33%	1.18%	1.66%	1.16%	1.09%
Portfolio turnover rate[e]	10%	14%	11%	12%	18%	21%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

34	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Core S&P Total U.S. Stock Market ETF
	Six months ended Sep. 30, 2015 (Unaudited)	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011
Net asset value, beginning of period	$94.71	$85.74	$71.62	$63.98	$60.56	$52.84

Income from investment operations:
Net investment income[a]	0.93	1.78	1.55	1.37	1.08	0.95
Net realized and unrealized gain (loss)[b]	(7.13)	8.86	14.04	7.59	3.41	7.74

Total from investment operations	(6.20)	10.64	15.59	8.96	4.49	8.69

Less distributions from:
Net investment income	(0.86)	(1.67)	(1.47)	(1.32)	(1.07)	(0.97)

Total distributions	(0.86)	(1.67)	(1.47)	(1.32)	(1.07)	(0.97)

Net asset value, end of period	$87.65	$94.71	$85.74	$71.62	$63.98	$60.56

Total return	(6.58)%[c]	12.47%	21.93%	14.22%	7.63%	16.66%

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,445,390	$2,183,014	$1,187,449	$601,586	$387,099	$339,137
Ratio of expenses to average net assets[d]	0.07%	0.07%	0.07%	0.13%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	1.97%	1.95%	1.96%	2.12%	1.84%	1.76%
Portfolio turnover rate[e]	3%	4%	5%	5%	5%	4%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	35

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Core S&P 500	Diversified
Core S&P Mid-Cap	Diversified
Core S&P Small-Cap	Diversified
Core S&P Total U.S. Stock Market	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (“NAV”).

•	Futures contracts are valued at that day’s last reported settlement price on the exchange where the contract is traded.

36	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

NOTES TO FINANCIAL STATEMENTS	37

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of September 30, 2015. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF	Level 1	Level 2	Level 3	Total
Core S&P 500
Investments:
Assets:
Common Stocks	$63,672,220,307	$—	$—	$63,672,220,307
Money Market Funds	1,295,942,732	—	—	1,295,942,732

Total	$64,968,163,039	$—	$—	$64,968,163,039

Derivative Financial Instruments:[a]
Liabilities:
Futures Contracts	$(1,245,666)	$—	$—	$(1,245,666)

Total	$(1,245,666)	$—	$—	$(1,245,666)

Core S&P Mid-Cap
Investments:
Assets:
Common Stocks	$24,728,906,706	$—	$—	$24,728,906,706
Money Market Funds	1,655,883,746	—	—	1,655,883,746

Total	$26,384,790,452	$—	$—	$26,384,790,452

Derivative Financial Instruments:[a]
Liabilities:
Futures Contracts	$(632,574)	$—	$—	$(632,574)

Total	$(632,574)	$—	$—	$(632,574)

Core S&P Small-Cap
Investments:
Assets:
Common Stocks	$15,600,904,192	$—	$3,490	$15,600,907,682
Money Market Funds	1,787,908,112	—	—	1,787,908,112

Total	$17,388,812,304	$—	$3,490	$17,388,815,794

Derivative Financial Instruments:[a]
Liabilities:
Futures Contracts	$(694,183)	$—	$—	$(694,183)

Total	$(694,183)	$—	$—	$(694,183)

Core S&P Total U.S. Stock Market
Investments:
Assets:
Common Stocks	$2,440,525,942	$—	$7	$2,440,525,949
Money Market Funds	55,209,897	—	—	55,209,897

Total	$2,495,735,839	$—	$7	$2,495,735,846

Derivative Financial Instruments:[a]
Liabilities:
Futures Contracts	$(45,559)	$—	$—	$(45,559)

Total	$(45,559)	$—	$—	$(45,559)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

38	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of September 30, 2015 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of September 30, 2015, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of September 30, 2015 and the total value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or

NOTES TO FINANCIAL STATEMENTS	39

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of September 30, 2015:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Core S&P 500
Barclays Capital Inc.	$8,317,301	$8,317,301	$—
BNP Paribas Prime Brokerage Inc.	32,777,572	32,777,572	—
Citigroup Global Markets Inc.	73,014,976	73,014,976	—
Credit Suisse Securities (USA) LLC	16,021,657	16,021,657	—
Deutsche Bank Securities Inc.	57,062,857	57,062,857	—
Goldman Sachs & Co.	128,647,281	128,647,281	—
HSBC Bank PLC	2,654,515	2,654,515	—
JPMorgan Clearing Corp.	212,605,031	212,605,031	—
Merrill Lynch, Pierce, Fenner & Smith	123,322,328	123,322,328	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	66,882,058	66,882,058	—
National Financial Services LLC	11,186,812	11,186,812	—
Nomura Securities International Inc.	2,095,918	2,095,918	—
State Street Bank & Trust Company	29,669,439	29,669,439	—
UBS Securities LLC	105,608,219	105,608,219	—
Wells Fargo Securities LLC	5,679,404	5,679,404	—

	$875,545,368	$875,545,368	$—

Core S&P Mid-Cap
Barclays Capital Inc.	$14,722,640	$14,722,640	$—
BNP Paribas Prime Brokerage Inc.	23,961,267	23,961,267	—
Citigroup Global Markets Inc.	71,960,388	71,960,388	—
Credit Suisse Securities (USA) LLC	78,720,095	78,720,095	—
Deutsche Bank Securities Inc.	125,514,246	125,514,246	—
Goldman Sachs & Co.	294,801,367	294,801,367	—
HSBC Bank PLC	21,069,460	21,069,460	—
Jefferies LLC	14,721,499	14,721,499	—
JPMorgan Clearing Corp.	417,825,091	417,825,091	—
Merrill Lynch, Pierce, Fenner & Smith	102,793,431	102,793,431	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	165,855,531	165,855,531	—
National Financial Services LLC	2,753,356	2,753,356	—
Nomura Securities International Inc.	3,416,419	3,416,419	—
SG Americas Securities LLC	138,342	138,342	—
State Street Bank & Trust Company	68,466,289	68,466,289	—
UBS Securities LLC	42,807,347	42,807,347	—
Wells Fargo Bank National Association	35,272,524	35,272,524	—
Wells Fargo Securities LLC	16,760,955	16,760,955	—

	$1,501,560,247	$1,501,560,247	$—

40	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Core S&P Small-Cap
Barclays Capital Inc.	$28,480,901	$28,480,901	$—
BNP Paribas Prime Brokerage Inc.	40,673,305	40,673,305	—
Citigroup Global Markets Inc.	113,978,587	113,978,587	—
Credit Suisse Securities (USA) LLC	110,267,676	110,267,676	—
Deutsche Bank Securities Inc.	153,515,967	153,515,967	—
Goldman Sachs & Co.	297,158,047	297,158,047	—
HSBC Bank PLC	15,749,775	15,749,775	—
Jefferies LLC	11,421,481	11,421,481	—
JPMorgan Clearing Corp.	342,789,448	342,789,448	—
Merrill Lynch, Pierce, Fenner & Smith	114,917,932	114,917,932	—
Mizuho Securities USA Inc.	66,208	66,208	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	232,012,635	232,012,635	—
National Financial Services LLC	41,995,269	41,995,269	—
Nomura Securities International Inc.	2,506,989	2,506,989	—
SG Americas Securities LLC	566,025	566,025	—
State Street Bank & Trust Company	47,842,377	47,842,377	—
Timber Hill LLC	938,731	938,731	—
UBS Securities LLC	102,535,740	102,535,740	—
Wells Fargo Securities LLC	25,236,979	25,236,979	—

	$1,682,654,072	$1,682,654,072	$—

Core S&P Total U.S. Stock Market
Barclays Capital Inc.	$205,045	$205,045	$—
BNP Paribas Prime Brokerage Inc.	103,942	103,942	—
Citigroup Global Markets Inc.	2,781,760	2,781,760	—
Credit Suisse Securities (USA) LLC	1,881,579	1,881,579	—
Deutsche Bank Securities Inc.	2,938,145	2,938,145	—
Goldman Sachs & Co.	9,122,089	9,122,089	—
HSBC Bank PLC	239,385	239,385	—
Jefferies LLC	170,740	170,740	—
JPMorgan Clearing Corp.	5,309,922	5,309,922	—
Merrill Lynch, Pierce, Fenner & Smith	3,765,976	3,765,976	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	8,564,946	8,564,946	—
National Financial Services LLC	188,743	188,743	—
Nomura Securities International Inc.	387,153	387,153	—
SG Americas Securities LLC	53	53	—
State Street Bank & Trust Company	3,002,671	3,002,671	—
Timber Hill LLC	17,400	17,400	—
UBS Securities LLC	1,225,142	1,225,142	—
Wells Fargo Securities LLC	6,256	6,256	—

	$39,910,947	$39,910,947	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented for financial reporting purposes. The total collateral received is disclosed in each Fund’s statement of assets and liabilities.

NOTES TO FINANCIAL STATEMENTS	41

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Core S&P 500	0.07%
Core S&P Mid-Cap	0.12
Core S&P Small-Cap	0.12
Core S&P Total U.S. Stock Market	0.07

Effective November 10, 2015, for its investment advisory services to the iShares Core S&P Total U.S. Stock Market ETF, BFA will be entitled to an annual investment advisory fee of 0.03% based on the average daily net assets of the Fund.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 71.5% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 75% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

For the six months ended September 30, 2015, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
Core S&P 500	$881,900
Core S&P Mid-Cap	2,546,424
Core S&P Small-Cap	2,945,292
Core S&P Total U.S. Stock Market	53,419

42	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trades for the six months ended September 30, 2015, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the six months ended September 30, 2015, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
Core S&P 500
BlackRock Inc.	475,505	50,805	(44,099)	482,211	$143,443,306	$2,087,049	$5,229,752
PNC Financial Services Group Inc. (The)	1,951,672	175,083	(193,607)	1,933,148	172,436,802	1,987,386	4,067,588

					$315,880,108	$4,074,435	$9,297,340

Core S&P Total U.S. Stock Market
BlackRock Inc.	13,394	3,285	(211)	16,468	$4,898,736	$65,086	$3,740
PNC Financial Services Group Inc. (The)	55,202	12,684	(1,881)	66,005	5,887,646	59,395	1,838

					$10,786,382	$124,481	$5,578

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended September 30, 2015 were as follows:

iShares ETF	Purchases	Sales
Core S&P 500	$1,557,913,699	$1,606,898,556
Core S&P Mid-Cap	2,293,370,666	2,252,367,303
Core S&P Small-Cap	1,606,087,357	1,590,025,825
Core S&P Total U.S. Stock Market	71,065,712	67,178,301

NOTES TO FINANCIAL STATEMENTS	43

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

In-kind transactions (see Note 4) for the six months ended September 30, 2015 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Core S&P 500	$5,782,537,197	$5,756,702,743
Core S&P Mid-Cap	3,877,765,754	2,212,681,575
Core S&P Small-Cap	2,060,488,614	979,610,719
Core S&P Total U.S. Stock Market	474,250,585	17,468,318

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

5.	FUTURES CONTRACTS

Each Fund may purchase or sell futures contracts in an effort to help such Fund track its underlying index. A futures contract is a standardized, exchange-traded agreement to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

44	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table shows the value of futures contracts held as of September 30, 2015 and the related locations in the statements of assets and liabilities, presented by risk exposure category:

Liabilities
	iShares Core S&P 500 ETF	iShares Core S&P Mid-Cap ETF	iShares Core S&P Small-Cap ETF	iShares Core S&P Total U.S. Stock Market ETF
Equity contracts:
Variation margin/Net assets consist of – net unrealized appreciation (depreciation)[a]	$1,245,666	$632,574	$694,183	$45,559

[a]	Represents cumulative depreciation of futures contracts as reported in the schedules of investments. Only current day’s variation margin is reported separately within the statements of assets and liabilities.

The following table shows the realized and unrealized gains (losses) on futures contracts held during the six months ended September 30, 2015 and the related locations in the statements of operations, presented by risk exposure category:

	Net Realized Gain (Loss)
	iShares Core S&P 500 ETF	iShares Core S&P Mid-Cap ETF	iShares Core S&P Small-Cap ETF	iShares Core S&P Total U.S. Stock Market ETF
Equity contracts:
Futures contracts	$(11,735,993)	$(1,142,969)	$(498,408)	$(130,729)

	Net Change in Unrealized Appreciation/Depreciation
	iShares Core S&P 500 ETF	iShares Core S&P Mid-Cap ETF	iShares Core S&P Small-Cap ETF	iShares Core S&P Total U.S. Stock Market ETF
Equity contracts:
Futures contracts	$(2,777,431)	$(1,731,393)	$(1,146,664)	$(110,031)

The following table shows the average quarter-end balances of open futures contracts for the six months ended September 30, 2015:

	iShares Core S&P 500 ETF	iShares Core S&P Mid-Cap ETF	iShares Core S&P Small-Cap ETF	iShares Core S&P Total U.S. Stock Market ETF
Average value of contracts purchased	$105,861,735	$37,616,800	$17,946,400	$4,543,565

NOTES TO FINANCIAL STATEMENTS	45

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

6.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its investment in equity and financial derivative instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

46	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of March 31, 2015, the Funds’ fiscal year-end, the following Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2017	Expiring 2018	Expiring 2019	Total
Core S&P 500	$—	$363,377,905	$559,115,228	$79,675,890	$1,002,169,023
Core S&P Mid-Cap	141,210,259	—	73,714,203	—	214,924,462
Core S&P Small-Cap	329,399	—	151,340,492	—	151,669,891
Core S&P Total U.S. Stock Market	—	3,258,588	4,869,583	2,298,724	10,426,895

[a]	Must be utilized prior to losses subject to expiration.

As of September 30, 2015, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core S&P 500	$64,813,251,116	$6,151,372,822	$(5,996,460,899)	$154,911,923
Core S&P Mid-Cap	27,199,220,189	2,202,298,615	(3,016,728,352)	(814,429,737)
Core S&P Small-Cap	17,128,711,886	2,149,099,850	(1,888,995,942)	260,103,908
Core S&P Total U.S. Stock Market	2,393,925,892	253,106,242	(151,296,288)	101,809,954

Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2015, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements except as noted below.

On or around December 18, 2015, the iShares Core S&P Total U.S. Stock Market ETF will change its investment objective to track a new underlying index, the S&P Total Market Index.

NOTES TO FINANCIAL STATEMENTS	47

Board Review and Approval of Investment Advisory

Contract

iSHARES® TRUST

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 1, 2015 and May 6, 2015, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 21, 2015, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 24-25, 2015, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the applicable Lipper Groups. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses (net of waivers and reimbursements) for the Funds were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in their respective Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2014, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark

48	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

indexes. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 24-25, 2015 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analyses and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c)

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	49

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Funds did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board noted that should material economies of scale exist in the future, a breakpoint structure for the Funds may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objectives and strategies as the Funds or that track the same index or a similar index as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different, generally more extensive services provided to the Funds, as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

50	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

Based on the considerations described above, the Board determined that each Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of each Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	51

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Core S&P 500	$2.246378	$—	$0.016034	$2.262412	99%	—%	1%	100%
Core S&P Mid-Cap	0.956298	—	0.046301	1.002599	95	—	5	100
Core S&P Small-Cap	0.683422	—	0.032735	0.716157	95	—	5	100
Core S&P Total U.S. Stock Market	0.855192	—	0.009713	0.864905	99	—	1	100

52	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	53

Notes:

54	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

The Funds’ complete schedules of portfolio holdings for this report are also available without charge, upon request, by calling toll-free 1-800-474-2737.

©2015 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-32-0915

SEPTEMBER 30, 2015

2015 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares Global 100 ETF | IOO | NYSE Arca
➢	iShares Global Clean Energy ETF | ICLN | NASDAQ
➢	iShares Global Infrastructure ETF | IGF | NYSE Arca
➢	iShares Global Timber & Forestry ETF | WOOD | NASDAQ

Fund Performance Overview

iSHARES® GLOBAL 100 ETF

Performance as of September 30, 2015

The iShares Global 100 ETF (the “Fund”) seeks to track the investment results of an index composed of 100 large-capitalization global equities, as represented by the S&P Global 100TM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2015, the total return for the Fund was -8.45%, net of fees, while the total return for the Index was -8.55%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(8.44)%	(8.34)%	(8.61)%	(8.44)%	(8.34)%	(8.61)%
5 Years	6.46%	6.50%	6.36%	36.77%	37.00%	36.11%
10 Years	3.68%	3.68%	3.57%	43.51%	43.48%	41.99%

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period [a]	Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$915.50	$1.92	$1,000.00	$1,023.00	$2.02	0.40%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY SECTOR

As of 9/30/15

Sector	Percentage of Total Investments*

Information Technology	22.18%
Financials	15.82
Health Care	15.18
Consumer Staples	14.68
Energy	9.39
Consumer Discretionary	8.42
Industrials	7.49
Materials	3.05
Telecommunication Services	2.61
Utilities	1.18

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 9/30/15

Country	Percentage of Total Investments*

United States	57.90%
United Kingdom	11.21
Switzerland	7.44
France	6.34
Germany	6.18
Japan	4.61
Spain	2.22
Netherlands	1.76
South Korea	1.27
Australia	0.73

TOTAL	99.66%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® GLOBAL CLEAN ENERGY ETF

Performance as of September 30, 2015

The iShares Global Clean Energy ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the clean energy sector, as represented by the S&P Global Clean Energy IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2015, the total return for the Fund was -22.67%, net of fees, while the total return for the Index was -23.07%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(13.68)%	(13.25)%	(14.95)%	(13.68)%	(13.25)%	(14.95)%
5 Years	(9.52)%	(9.34)%	(10.91)%	(39.37)%	(38.74)%	(43.87)%
Since Inception	(19.42)%	(19.33)%	(20.56)%	(79.20)%	(79.03)%	(81.23)%

The inception date of the Fund was 6/24/08. The first day of secondary market trading was 6/25/08.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period [a]	Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$773.30	$2.08	$1,000.00	$1,022.70	$2.38	0.47%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY SECTOR

As of 9/30/15

Sector	Percentage of Total Investments*

Renewable Electricity	26.87%
Heavy Electrical Equipment	20.31
Semiconductors	12.12
Environmental & Facilities Services	10.40
Electric Utilities	10.00
Semiconductor Equipment	8.00
Independent Power Producers & Energy Traders	6.15
Electrical Components & Equipment	5.35
Construction & Engineering	0.80

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 9/30/15

Country	Percentage of Total Investments*

China	26.58%
United States	21.70
Denmark	7.85
Spain	7.10
Italy	6.73
New Zealand	6.34
Japan	6.15
Brazil	4.89
Germany	4.45
Portugal	3.44

TOTAL	95.23%

*	Excludes money market funds.

6	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® GLOBAL INFRASTRUCTURE ETF

Performance as of September 30, 2015

The iShares Global Infrastructure ETF (the “Fund”) seeks to track the investment results of an index composed of developed market equities in the infrastructure industry, as represented by the S&P Global Infrastructure IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2015, the total return for the Fund was -9.11%, net of fees, while the total return for the Index was -9.14%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(9.02)%	(8.54)%	(9.09)%	(9.02)%	(8.54)%	(9.09)%
5 Years	5.81%	5.89%	5.69%	32.61%	33.10%	31.85%
Since Inception	(0.18)%	(0.14)%	(0.36)%	(1.41)%	(1.10)%	(2.75)%

The inception date of the Fund was 12/10/07. The first day of secondary market trading was 12/12/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period [a]	Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$908.90	$2.24	$1,000.00	$1,022.70	$2.38	0.47%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY SECTOR

As of 9/30/15

Sector	Percentage of Total Investments*

Electric Utilities	23.09%
Oil & Gas Storage & Transportation	18.32
Highways & Railtracks	17.96
Multi-Utilities	16.31
Airport Services	15.53
Marine Ports & Services	6.84
Independent Power Producers & Energy Traders	1.04
Water Utilities	0.46
Renewable Electricity	0.23
Gas Utilities	0.22

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 9/30/15

Country	Percentage of Total Investments*

United States	35.82%
Spain	8.97
Australia	8.00
Italy	7.53
Canada	7.25
United Kingdom	6.95
France	6.29
China	5.00
Japan	3.22
Mexico	2.42

TOTAL	91.45%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® GLOBAL TIMBER & FORESTRY ETF

Performance as of September 30, 2015

The iShares Global Timber & Forestry ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in or related to the timber and forestry industry, as represented by the S&P Global Timber & Forestry IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2015, the total return for the Fund was -17.72%, net of fees, while the total return for the Index was -17.85%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(8.58)%	(8.39)%	(8.69)%	(8.58)%	(8.39)%	(8.69)%
5 Years	3.55%	3.56%	2.92%	19.04%	19.13%	15.48%
Since Inception	0.80%	0.81%	0.24%	5.99%	6.02%	1.79%

The inception date of the Fund was 6/24/08. The first day of secondary market trading was 6/25/08.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period [a]	Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$822.80	$2.14	$1,000.00	$1,022.70	$2.38	0.47%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY SECTOR

As of 9/30/15

Sector	Percentage of Total Investments*

Paper Products	37.04%
Specialized REITs	29.13
Paper Packaging	20.09
Forest Products	10.98
Homebuilding	2.76

TOTAL	100.00%

ALLOCATION BY COUNTRY

As of 9/30/15

Country	Percentage of Total Investments*

United States	49.01%
Brazil	12.51
Japan	9.23
Canada	9.01
Finland	7.99
United Kingdom	4.13
Ireland	3.89
South Africa	2.12
Sweden	2.11

TOTAL	100.00%

*	Excludes money market funds.

8	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on April 1, 2015 and held through September 30, 2015, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	9

Schedule of Investments (Unaudited)

iSHARES® GLOBAL 100 ETF

September 30, 2015

Security	Shares	Value
COMMON STOCKS — 99.52%

AUSTRALIA — 0.73%
BHP Billiton Ltd.	584,509	$9,120,678
Westfield Corp.	354,348	2,480,944

		11,601,622
FRANCE — 6.31%
AXA SA	347,463	8,391,252
Carrefour SA	109,781	3,240,037
Cie. de Saint-Gobain	90,882	3,927,013
Engie	295,596	4,764,607
L’Oreal SA	44,982	7,785,237
LVMH Moet Hennessy Louis Vuitton SE	49,412	8,394,762
Orange SA	413,559	6,241,306
Sanofi	216,648	20,529,223
Schneider Electric SE	105,570	5,893,302
Societe Generale SA	144,585	6,431,509
Total SA	438,082	19,658,156
Vivendi SA	213,218	5,029,035

		100,285,439
GERMANY — 6.16%
Allianz SE Registered	82,620	12,934,492
BASF SE	165,874	12,649,911
Bayer AG Registered	149,548	19,105,469
Daimler AG Registered	179,928	13,024,769
Deutsche Bank AG Registered	249,121	6,693,415
Deutsche Telekom AG Registered	579,516	10,275,760
E.ON SE	359,397	3,079,834
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	26,622	4,955,276
RWE AG	86,292	977,683
Siemens AG Registered	150,227	13,405,204
Volkswagen AG	5,510	645,499

		97,747,312
JAPAN — 4.58%
Bridgestone Corp.	121,600	4,189,217
Canon Inc.	202,250	5,832,852
Honda Motor Co. Ltd.	324,300	9,582,914
Nissan Motor Co. Ltd.	459,000	4,192,761
Panasonic Corp.	413,100	4,151,178
Seven & I Holdings Co. Ltd.	141,720	6,441,980
Sony Corp.	229,500	5,554,259
Toshiba Corp.[a]	770,900	1,933,606

Security	Shares	Value
Toyota Motor Corp.	531,300	$30,924,663

		72,803,430
NETHERLANDS — 1.75%
Aegon NV	258,417	1,481,231
ING Groep NV CVA	698,139	9,858,112
Koninklijke Philips NV	172,584	4,054,252
Unilever NV CVA	309,726	12,408,304

		27,801,899
SOUTH KOREA — 1.26%
Samsung Electronics Co. Ltd. GDR[b]	42,340	20,005,650

		20,005,650
SPAIN — 2.21%
Banco Bilbao Vizcaya Argentaria SA	1,138,603	9,633,916
Banco Santander SA	2,590,596	13,718,470
Repsol SA	188,649	2,192,131
Telefonica SA	794,042	9,599,160

		35,143,677
SWEDEN — 0.34%
Telefonaktiebolaget LM Ericsson Class B	547,587	5,366,804

		5,366,804
SWITZERLAND — 7.40%
ABB Ltd. Registered	363,528	6,406,665
Credit Suisse Group AG Registered	263,007	6,303,985
Nestle SA Registered	576,389	43,210,003
Novartis AG Registered	484,253	44,306,845
Swiss Re AG	62,545	5,351,307
UBS Group AG	648,567	11,954,449

		117,533,254
UNITED KINGDOM — 11.16%
Anglo American PLC	249,696	2,083,652
AstraZeneca PLC	225,666	14,293,519
Aviva PLC	730,728	5,003,053
Barclays PLC	2,837,538	10,493,959
BP PLC	3,289,194	16,640,903
Diageo PLC	453,033	12,149,732
GlaxoSmithKline PLC	880,564	16,886,341
HSBC Holdings PLC	3,523,260	26,614,909
National Grid PLC	708,696	9,864,366
Prudential PLC	462,213	9,756,410
Rio Tinto PLC	224,451	7,513,715

10	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL 100 ETF

September 30, 2015

Security	Shares	Value
Royal Dutch Shell PLC Class A	704,106	$16,574,101
Royal Dutch Shell PLC Class B	443,394	10,497,593
Standard Chartered PLC	381,429	3,702,347
Vodafone Group PLC	4,781,403	15,097,261

		177,171,861
UNITED STATES — 57.62%
3M Co.	113,373	16,072,890
Alphabet Inc. Class Aa	52,326	33,403,349
Alphabet Inc. Class Ca	53,703	32,673,979
Apple Inc.	1,031,063	113,726,249
Bristol-Myers Squibb Co.	301,496	17,848,563
Caterpillar Inc.	108,783	7,110,057
Chevron Corp.	340,426	26,852,803
Citigroup Inc.	546,625	27,118,066
Coca-Cola Co. (The)	706,434	28,342,132
Colgate-Palmolive Co.	164,322	10,427,874
Dow Chemical Co. (The)	211,364	8,961,834
EI du Pont de Nemours & Co.	163,404	7,876,073
EMC Corp./MA	348,840	8,427,974
Exxon Mobil Corp.	753,430	56,017,520
Ford Motor Co.	706,401	9,585,862
General Electric Co.	1,830,681	46,169,775
Goldman Sachs Group Inc. (The)	72,881	12,663,803
Hewlett-Packard Co.	327,267	8,381,308
Intel Corp.	859,248	25,897,735
International Business Machines Corp.	162,828	23,605,175
Johnson & Johnson	500,468	46,718,688
JPMorgan Chase & Co.	668,700	40,770,639
Kimberly-Clark Corp.	65,660	7,159,566
Marsh & McLennan Companies Inc.	96,390	5,033,486
McDonald’s Corp.	170,289	16,778,575
Merck & Co. Inc.	508,572	25,118,371
Microsoft Corp.	1,445,391	63,973,006
Morgan Stanley	276,318	8,704,017
NIKE Inc. Class B	122,671	15,084,853
PepsiCo Inc.	265,900	25,074,370
Pfizer Inc.	1,119,146	35,152,376
Philip Morris International Inc.	279,246	22,152,585
Procter & Gamble Co. (The)	490,198	35,264,844
Texas Instruments Inc.	187,866	9,303,124
Twenty-First Century Fox Inc. Class A	221,697	5,981,385
United Technologies Corp.	150,086	13,356,153

Security	Shares	Value
Wal-Mart Stores Inc.	284,900	$18,472,916

		915,261,975

TOTAL COMMON STOCKS
(Cost: $1,579,051,949)		1,580,722,923

SHORT-TERM INVESTMENTS — 0.15%

MONEY MARKET FUNDS — 0.15%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[c,d,e]	1,106,049	1,106,049
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%[c,d,e]	60,627	60,627
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[c,d]	1,183,982	1,183,982

		2,350,658

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,350,658)		2,350,658

TOTAL INVESTMENTS IN SECURITIES — 99.67%
(Cost: $1,581,402,607)		1,583,073,581
Other Assets, Less Liabilities — 0.33%		5,300,704

NET ASSETS — 100.00%		$1,588,374,285

GDR  —  Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited)

iSHARES® GLOBAL CLEAN ENERGY ETF

September 30, 2015

Security	Shares	Value
COMMON STOCKS — 94.27%

AUSTRIA — 2.27%
Verbund AGa	122,226	$1,619,480

		1,619,480
CANADA — 1.64%
Canadian Solar Inc.[a,b]	70,565	1,172,790

		1,172,790
CHINA — 26.34%
China Everbright International Ltd.[a]	2,530,000	3,532,184
China Longyuan Power Group Corp. Ltd.	4,002,000	4,296,313
China Singyes Solar Technologies Holdings Ltd.[a]	839,000	566,186
Dongfang Electric Corp. Ltd. Class Ha	627,600	643,792
GCL-Poly Energy Holdings Ltd.[a,b]	16,236,000	3,121,482
Huaneng Renewables Corp. Ltd. Class H	7,054,000	2,603,137
Shunfeng International Clean Energy Ltd.[a,b]	2,054,000	522,110
Trina Solar Ltd. ADR[b]	165,654	1,485,916
Xinyi Solar Holdings Ltd.[a]	5,748,000	1,958,016
Yingli Green Energy Holding Co. Ltd. ADR[a,b]	238,014	97,181

		18,826,317
DENMARK — 7.78%
Vestas Wind Systems A/S	107,203	5,559,654

		5,559,654
GERMANY — 4.41%
Nordex SEb	115,562	3,151,373

		3,151,373
ITALY — 6.67%
Enel Green Power SpA	2,525,337	4,766,771

		4,766,771
JAPAN — 6.10%
Electric Power Development Co. Ltd.	143,200	4,358,235

		4,358,235
NEW ZEALAND — 6.28%
Meridian Energy Ltd.	1,851,103	2,486,716
Mighty River Power Ltd.	1,244,296	2,001,880

		4,488,596

Security	Shares	Value
NORWAY — 0.82%
REC Silicon ASA[a,b]	3,346,555	$585,353

		585,353
PORTUGAL — 3.41%
EDP Renovaveis SA	372,172	2,436,537

		2,436,537
SPAIN — 7.04%
Gamesa Corp. Tecnologica SA	363,883	5,028,561

		5,028,561
UNITED STATES — 21.51%
Covanta Holding Corp.	219,792	3,835,370
First Solar Inc.[b]	79,523	3,399,608
Pattern Energy Group Inc.	81,927	1,563,987
Solarcity Corp.[a,b]	88,777	3,791,666
SunPower Corp.[a,b]	95,128	1,906,365
TerraForm Power Inc.	61,638	876,492

		15,373,488

TOTAL COMMON STOCKS
(Cost: $77,333,923)		67,367,155

PREFERRED STOCKS — 4.85%

BRAZIL — 4.85%
Cia. Energetica de Minas Gerais ADR	1,076,481	1,916,136
Cia. Paranaense de Energia Class B ADR	188,394	1,546,715

		3,462,851

TOTAL PREFERRED STOCKS
(Cost: $8,654,454)		3,462,851

SHORT-TERM INVESTMENTS — 20.30%

MONEY MARKET FUNDS — 20.30%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[c,d,e]	13,670,843	13,670,843
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%[c,d,e]	749,348	749,348
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[c,d]	86,045	86,045

		14,506,236

TOTAL SHORT-TERM INVESTMENTS
(Cost: $14,506,236)		14,506,236

12	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL CLEAN ENERGY ETF

September 30, 2015

Value
TOTAL INVESTMENTS IN SECURITIES — 119.42%
(Cost: $100,494,613)	$85,336,242
Other Assets, Less Liabilities — (19.42)%	(13,877,836)

NET ASSETS — 100.00%	$71,458,406

ADR  —  American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited)

iSHARES® GLOBAL INFRASTRUCTURE ETF

September 30, 2015

Security	Shares	Value
COMMON STOCKS — 99.38%

AUSTRALIA — 7.95%
Macquarie Atlas Roads Group	1,740,233	$4,753,887
Qube Holdings Ltd.	3,472,317	4,828,102
Sydney Airport	4,670,220	19,546,790
Transurban Group	7,852,826	54,815,603

		83,944,382
BRAZIL — 0.81%
CPFL Energia SA ADR	210,750	1,580,625
Ultrapar Participacoes SA ADR	418,690	7,000,497

		8,581,122
CANADA — 7.21%
AltaGas Ltd.	130,384	3,197,603
Enbridge Inc.	826,140	30,532,734
Inter Pipeline Ltd.	323,712	5,944,499
Pembina Pipeline Corp.	330,737	7,921,209
TransCanada Corp.	683,673	21,519,356
Veresen Inc.	280,157	2,131,425
Westshore Terminals Investment Corp.	255,991	4,849,833

		76,096,659
CHILE — 0.57%
Empresa Nacional de Electricidad SA/Chile ADR	75,589	2,684,166
Enersis SA ADR	266,669	3,370,696

		6,054,862
CHINA — 4.97%
Beijing Enterprises Water Group Ltd.	3,372,000	2,349,508
CGN Power Co. Ltd. Class Ha	7,025,000	2,927,676
China Gas Holdings Ltd.	1,686,000	2,314,700
China Longyuan Power Group Corp. Ltd.	2,248,000	2,413,321
China Merchants Holdings International Co. Ltd.	7,592,000	22,286,050
China Resources and Transportation Group Ltd.[b,c]	71,300,000	312,798
China Resources Power Holdings Co. Ltd.	1,217,600	2,777,681
COSCO Pacific Ltd.	8,850,000	9,746,966
Guangdong Investment Ltd.	1,686,000	2,506,141
Hopewell Highway Infrastructure Ltd.	4,719,000	2,350,351

Security	Shares	Value
Huaneng Power International Inc. Class H ADR	59,853	$2,531,782

		52,516,974
FRANCE — 6.26%
Aeroports de Paris	140,500	15,895,031
Engie	1,118,661	18,031,298
Groupe Eurotunnel SE Registered	2,366,863	32,153,260

		66,079,589
GERMANY — 2.21%
E.ON SE	1,388,184	11,895,971
Fraport AG Frankfurt Airport Services Worldwide	158,765	9,780,847
Hamburger Hafen und Logistik AG	100,598	1,636,030

		23,312,848
ITALY — 7.48%
Ansaldo STS SpA	516,476	5,465,373
Atlantia SpA	1,739,156	48,513,890
Enel SpA	4,887,995	21,759,415
Societa Iniziative Autostradali e Servizi SpA	295,050	3,306,668

		79,045,346
JAPAN — 3.20%
Japan Airport Terminal Co. Ltd.[b]	309,100	13,239,953
Kamigumi Co. Ltd.	1,113,000	9,070,162
Mitsubishi Logistics Corp.	720,000	8,308,270
Sumitomo Warehouse Co. Ltd. (The)	663,000	3,188,645

		33,807,030
MEXICO — 2.40%
Grupo Aeroportuario del Pacifico SAB de CV ADR	139,376	12,103,412
Grupo Aeroportuario del Sureste SAB de CV Series B ADR	87,110	13,264,240

		25,367,652
NETHERLANDS — 0.24%
Koninklijke Vopak NV	63,787	2,540,851

		2,540,851
NEW ZEALAND — 1.18%
Auckland International Airport Ltd.	3,998,630	12,482,665

		12,482,665

14	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL INFRASTRUCTURE ETF

September 30, 2015

Security	Shares	Value
NORWAY — 0.22%
Golar LNG Ltd.	84,862	$2,364,781

		2,364,781
SINGAPORE — 2.19%
Hutchison Port Holdings Trust[b]	23,210,600	12,765,830
SATS Ltd.[b]	2,753,800	7,417,578
SIA Engineering Co. Ltd.[b]	1,124,400	2,910,044

		23,093,452
SPAIN — 8.91%
Abertis Infraestructuras SA	2,027,977	31,986,484
Aena SAa,c	316,125	34,838,763
Iberdrola SA	4,111,592	27,294,130

		94,119,377
SWITZERLAND — 1.07%
Flughafen Zuerich AG Registered	16,298	11,309,021

		11,309,021
UNITED KINGDOM — 6.91%
BBA Aviation PLC	1,776,201	7,202,469
Centrica PLC	3,540,319	12,291,303
National Grid PLC	2,722,839	37,899,296
SSE PLC	686,202	15,549,789

		72,942,857
UNITED STATES — 35.60%
American Electric Power Co. Inc.	340,291	19,348,946
Cheniere Energy Inc.[c]	228,172	11,020,708
Consolidated Edison Inc.	203,196	13,583,653
Dominion Resources Inc./VA	412,209	29,011,269
Duke Energy Corp.	477,607	34,359,048
Edison International	225,924	14,249,027
Exelon Corp.	597,687	17,751,304
Kinder Morgan Inc./DE	1,733,208	47,975,197
NextEra Energy Inc.	319,273	31,145,081
ONEOK Inc.	201,758	6,496,608
PG&E Corp.	339,448	17,922,854
PPL Corp.	464,892	15,290,298
Public Service Enterprise Group Inc.	350,969	14,796,853
Sempra Energy	163,261	15,790,604
Southern Co. (The)	630,801	28,196,805
Spectra Energy Corp.	647,424	17,007,828
Targa Resources Corp.	46,927	2,417,679
Wesco Aircraft Holdings Inc.[c]	247,842	3,023,672
Williams Companies Inc. (The)	657,821	24,240,704

Security	Shares	Value
Xcel Energy Inc.	351,531	$12,447,713

		376,075,851

TOTAL COMMON STOCKS
(Cost: $1,092,561,884)		1,049,735,319

SHORT-TERM INVESTMENTS — 1.01%

MONEY MARKET FUNDS — 1.01%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[d,e,f]	8,044,429	8,044,429
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%[d,e,f]	440,944	440,944
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[d,e]	2,231,260	2,231,260

		10,716,633

TOTAL SHORT-TERM INVESTMENTS
(Cost: $10,716,633)		10,716,633

TOTAL INVESTMENTS IN SECURITIES — 100.39%
(Cost: $1,103,278,517)		1,060,451,952
Other Assets, Less Liabilities — (0.39)%		(4,152,203)

NET ASSETS — 100.00%		$1,056,299,749

ADR  —  American Depositary Receipts

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Non-income earning security.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited)

iSHARES® GLOBAL TIMBER & FORESTRY ETF

September 30, 2015

Security	Shares	Value
COMMON STOCKS — 95.73%

BRAZIL — 8.46%
Fibria Celulose SA ADR	661,527	$8,970,306
Klabin SA Units	1,701,040	9,346,867

		18,317,173
CANADA — 8.99%
Canfor Corp.[a]	479,358	5,688,510
West Fraser Timber Co. Ltd.	435,618	13,776,537

		19,465,047
FINLAND — 7.97%
Stora Enso OYJ Class R	1,136,511	8,569,595
UPM-Kymmene OYJ	580,446	8,682,163

		17,251,758
IRELAND — 3.88%
Smurfit Kappa Group PLC	313,470	8,397,858

		8,397,858
JAPAN — 9.21%
Nippon Paper Industries Co. Ltd.	372,600	5,671,522
Oji Holdings Corp.	1,944,000	8,310,675
Sumitomo Forestry Co. Ltd.	534,600	5,954,631

		19,936,828
SOUTH AFRICA — 2.11%
Sappi Ltd.[a]	1,485,702	4,566,597

		4,566,597
SWEDEN — 2.11%
Holmen AB Class B	163,215	4,563,454

		4,563,454
UNITED KINGDOM — 4.11%
Mondi PLC	425,331	8,910,255

		8,910,255
UNITED STATES — 48.89%
CatchMark Timber Trust Inc. Class A	251,019	2,580,475
Deltic Timber Corp.	71,037	4,248,723
International Paper Co.	225,747	8,530,979
KapStone Paper and Packaging Corp.	274,104	4,525,457
Packaging Corp. of America	142,155	8,552,045
Plum Creek Timber Co. Inc.[b]	450,360	17,793,723
Potlatch Corp.	260,415	7,497,348
Rayonier Inc.	788,130	17,394,029
Sonoco Products Co.	230,040	8,681,710
WestRock Co.	163,215	8,395,780

Security	Shares	Value
Weyerhaeuser Co.	645,165	$17,638,811

		105,839,080

TOTAL COMMON STOCKS
(Cost: $212,082,247)		207,248,050

PREFERRED STOCKS — 4.01%

BRAZIL — 4.01%
Suzano Papel e Celulose SA Class A	1,804,000	8,695,071

		8,695,071

TOTAL PREFERRED STOCKS
(Cost: $8,695,071)		8,695,071

SHORT-TERM INVESTMENTS — 0.63%

MONEY MARKET FUNDS — 0.63%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[c,d,e]	777,106	777,106
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%[c,d,e]	42,596	42,596
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[c,d]	537,415	537,415

		1,357,117

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,357,117)		1,357,117

TOTAL INVESTMENTS IN SECURITIES — 100.37%
(Cost: $222,134,435)		217,300,238
Other Assets, Less Liabilities — (0.37)%		(805,423)

NET ASSETS — 100.00%		$216,494,815

ADR  —  American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

16	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

September 30, 2015

	iShares Global 100 ETF	iShares Global Clean Energy ETF	iShares Global Infrastructure ETF

ASSETS
Investments, at cost:
Unaffiliated	$1,579,051,949	$85,988,377	$1,092,561,884
Affiliated (Note 2)	2,350,658	14,506,236	10,716,633

Total cost of investments	$1,581,402,607	$100,494,613	$1,103,278,517

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$1,580,722,923	$70,830,006	$1,049,735,319
Affiliated (Note 2)	2,350,658	14,506,236	10,716,633

Total fair value of investments	1,583,073,581	85,336,242	1,060,451,952
Foreign currency, at value[b]	2,456,886	117,585	1,768,071
Receivables:
Investment securities sold	—	—	73,410,823
Dividends and interest	4,537,677	452,785	2,921,147
Capital shares sold	—	—	153,543

Total Assets	1,590,068,144	85,906,612	1,138,705,536

LIABILITIES
Payables:
Investment securities purchased	—	—	72,171,823
Collateral for securities on loan (Note 1)	1,166,676	14,420,191	8,485,373
Capital shares redeemed	—	—	1,316,809
Investment advisory fees (Note 2)	527,183	28,015	431,782

Total Liabilities	1,693,859	14,448,206	82,405,787

NET ASSETS	$1,588,374,285	$71,458,406	$1,056,299,749

Net assets consist of:
Paid-in capital	$1,748,607,500	$136,419,537	$1,144,053,053
Undistributed net investment income	9,850,772	492,738	9,667,375
Accumulated net realized loss	(171,669,315)	(50,292,941)	(54,536,656)
Net unrealized appreciation (depreciation)	1,585,328	(15,160,928)	(42,884,023)

NET ASSETS	$1,588,374,285	$71,458,406	$1,056,299,749

Shares outstanding[c]	22,950,000	7,900,000	28,100,000

Net asset value per share	$69.21	$9.05	$37.59

[a]	Securities on loan with values of $1,111,051, $13,213,413 and $6,123,579, respectively. See Note 1.
[b]	Cost of foreign currency: $2,469,522, $117,237 and $1,793,856, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	17

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2015

iShares Global Timber & Forestry ETF

ASSETS
Investments, at cost:
Unaffiliated	$220,777,318
Affiliated (Note 2)	1,357,117

Total cost of investments	$222,134,435

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$215,943,121
Affiliated (Note 2)	1,357,117

Total fair value of investments	217,300,238
Foreign currency, at value[b]	178,012
Receivables:
Investment securities sold	13,663,690
Dividends and interest	353,076

Total Assets	231,495,016

LIABILITIES
Payables:
Investment securities purchased	13,860,339
Collateral for securities on loan (Note 1)	819,702
Capital shares redeemed	229,754
Investment advisory fees (Note 2)	90,406

Total Liabilities	15,000,201

NET ASSETS	$216,494,815

Net assets consist of:
Paid-in capital	$254,070,854
Distributions in excess of net investment income	(1,281,716)
Accumulated net realized loss	(31,458,981)
Net unrealized depreciation	(4,835,342)

NET ASSETS	$216,494,815

Shares outstanding[c]	4,860,000

Net asset value per share	$44.55

[a]	Securities on loan with a value of $802,006. See Note 1.
[b]	Cost of foreign currency: $182,241.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

18	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended September 30, 2015

	iShares Global 100 ETF	iShares Global Clean Energy ETF	iShares Global Infrastructure ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$30,305,150	$875,259	$24,563,746
Interest — affiliated (Note 2)	110	4	64
Securities lending income — affiliated — net (Note 2)	1,430	356,822	88,600

Total investment income	30,306,690	1,232,085	24,652,410

EXPENSES
Investment advisory fees (Note 2)	3,517,662	195,397	2,831,848

Total expenses	3,517,662	195,397	2,831,848

Net investment income	26,789,028	1,036,688	21,820,562

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(7,589,152)	6,045,039	(15,374,790)
In-kind redemptions — unaffiliated	14,541,346	2,038,175	30,799,329
Foreign currency transactions	(25,531)	(22,584)	(196,049)

Net realized gain	6,926,663	8,060,630	15,228,490

Net change in unrealized appreciation/depreciation on:
Investments	(180,037,487)	(30,600,093)	(148,575,270)
Translation of assets and liabilities in foreign currencies	35,477	3,075	(6,009)

Net change in unrealized appreciation/depreciation	(180,002,010)	(30,597,018)	(148,581,279)

Net realized and unrealized loss	(173,075,347)	(22,536,388)	(133,352,789)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(146,286,319)	$(21,499,700)	$(111,532,227)

[a]	Net of foreign withholding tax of $1,529,612, $67,417 and $1,397,575, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	19

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended September 30, 2015

iShares Global Timber & Forestry ETF

NET INVESTMENT INCOME
Dividends — unaffiliated(a)	$2,329,970
Interest — affiliated (Note 2)	21
Securities lending income — affiliated — net (Note 2)	5,281

Total investment income	2,335,272

EXPENSES
Investment advisory fees (Note 2)	655,335

Total expenses	655,335

Net investment income	1,679,937

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(5,224,850)
In-kind redemptions — unaffiliated	5,949,900
Foreign currency transactions	34,159

Net realized gain	759,209

Net change in unrealized appreciation/depreciation on:
Investments	(52,580,436)
Translation of assets and liabilities in foreign currencies	4,545

Net change in unrealized appreciation/depreciation	(52,575,891)

Net realized and unrealized loss	(51,816,682)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(50,136,745)

[a]	Net of foreign withholding tax of $185,897.

See notes to financial statements.

20	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Global 100 ETF		iShares Global Clean Energy ETF
	Six months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015	Six months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$26,789,028	$46,779,638	$1,036,688	$2,196,884
Net realized gain (loss)	6,926,663	(34,098,063)	8,060,630	(1,449,865)
Net change in unrealized appreciation/depreciation	(180,002,010)	25,901,986	(30,597,018)	5,856,043

Net increase (decrease) in net assets resulting from operations	(146,286,319)	38,583,561	(21,499,700)	6,603,062

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(29,874,585)	(58,605,489)	(1,169,730)	(1,557,829)

Total distributions to shareholders	(29,874,585)	(58,605,489)	(1,169,730)	(1,557,829)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	32,076,944	211,296,177	21,228,332	26,005,246
Cost of shares redeemed	(46,886,416)	(23,365,062)	(7,770,506)	(6,180,329)

Net increase (decrease) in net assets from capital share transactions	(14,809,472)	187,931,115	13,457,826	19,824,917

INCREASE (DECREASE) IN NET ASSETS	(190,970,376)	167,909,187	(9,211,604)	24,870,150

NET ASSETS
Beginning of period	1,779,344,661	1,611,435,474	80,670,010	55,799,860

End of period	$1,588,374,285	$1,779,344,661	$71,458,406	$80,670,010

Undistributed net investment income included in net assets at end of period	$9,850,772	$12,936,329	$492,738	$625,780

SHARES ISSUED AND REDEEMED
Shares sold	400,000	2,700,000	1,800,000	2,400,000
Shares redeemed	(600,000)	(300,000)	(700,000)	(600,000)

Net increase (decrease) in shares outstanding	(200,000)	2,400,000	1,100,000	1,800,000

See notes to financial statements.

FINANCIAL STATEMENTS	21

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Global Infrastructure ETF		iShares Global Timber & Forestry ETF
	Six months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015	Six months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$21,820,562	$30,786,664	$1,679,937	$3,179,300
Net realized gain (loss)	15,228,490	(3,026,372)	759,209	22,896,348
Net change in unrealized appreciation/depreciation	(148,581,279)	4,093,497	(52,575,891)	(6,376,603)

Net increase (decrease) in net assets resulting from operations	(111,532,227)	31,853,789	(50,136,745)	19,699,045

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(15,671,542)	(30,172,124)	(2,902,782)	(5,219,242)

Total distributions to shareholders	(15,671,542)	(30,172,124)	(2,902,782)	(5,219,242)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	74,802,488	474,964,602	6,585,164	20,338,131
Cost of shares redeemed	(118,593,954)	(41,536,403)	(29,042,783)	(70,109,399)

Net increase (decrease) in net assets from capital share transactions	(43,791,466)	433,428,199	(22,457,619)	(49,771,268)

INCREASE (DECREASE) IN NET ASSETS	(170,995,235)	435,109,864	(75,497,146)	(35,291,465)

NET ASSETS
Beginning of period	1,227,294,984	792,185,120	291,991,961	327,283,426

End of period	$1,056,299,749	$1,227,294,984	$216,494,815	$291,991,961

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$9,667,375	$3,518,355	$(1,281,716)	$(58,871)

SHARES ISSUED AND REDEEMED
Shares sold	1,800,000	11,200,000	120,000	360,000
Shares redeemed	(3,000,000)	(1,000,000)	(600,000)	(1,350,000)

Net increase (decrease) in shares outstanding	(1,200,000)	10,200,000	(480,000)	(990,000)

See notes to financial statements.

22	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global 100 ETF
	Six months ended Sep. 30, 2015 (Unaudited)	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011
Net asset value, beginning of period	$76.86	$77.66	$67.67	$63.57	$65.10	$60.68

Income from investment operations:
Net investment income[a]	1.16	2.10	2.72 [b]	1.84	1.85	1.47
Net realized and unrealized gain (loss)[c]	(7.51)	(0.22)	9.10	4.05	(1.59)	4.32

Total from investment operations	(6.35)	1.88	11.82	5.89	0.26	5.79

Less distributions from:
Net investment income	(1.30)	(2.68)	(1.83)	(1.79)	(1.79)	(1.37)

Total distributions	(1.30)	(2.68)	(1.83)	(1.79)	(1.79)	(1.37)

Net asset value, end of period	$69.21	$76.86	$77.66	$67.67	$63.57	$65.10

Total return	(8.45)%[d]	2.39%	17.77%	9.64%	0.57%	9.87%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,588,374	$1,779,345	$1,611,435	$1,177,528	$1,067,999	$1,110,015
Ratio of expenses to average net assets[e]	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets[e]	3.04%	2.70%	3.74%[b]	2.95%	3.03%	2.47%
Portfolio turnover rate[f]	2%	12%	5%	5%	4%	6%

[a]	Based on average shares outstanding throughout each period.
[b]	Includes a one-time special distribution from Vodafone Group PLC which represented $0.76 per share and 1.05% of average net assets.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	23

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global Clean Energy ETF
	Six months ended Sep. 30, 2015 (Unaudited)	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011
Net asset value, beginning of period	$11.86	$11.16	$7.42	$9.10	$18.73	$18.98

Income from investment operations:
Net investment income[a]	0.14	0.37	0.14	0.26	0.45	0.25
Net realized and unrealized gain (loss)[b]	(2.79)	0.60	3.82	(1.66)	(9.68)	(0.20)

Total from investment operations	(2.65)	0.97	3.96	(1.40)	(9.23)	0.05

Less distributions from:
Net investment income	(0.16)	(0.27)	(0.17)	(0.28)	(0.40)	(0.28)
Return of capital	—	—	(0.05)	—	—	(0.02)

Total distributions	(0.16)	(0.27)	(0.22)	(0.28)	(0.40)	(0.30)

Net asset value, end of period	$9.05	$11.86	$11.16	$7.42	$9.10	$18.73

Total return	(22.67)%[c]	9.13%	54.02%[d]	(15.79)%[e]	(49.53)%	0.55%

Ratios/Supplemental data:
Net assets, end of period (000s)	$71,458	$80,670	$55,800	$28,189	$34,598	$74,921
Ratio of expenses to average net assets[f]	0.47%	0.47%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[f]	2.50%	3.45%	1.44%	3.61%	3.66%	1.47%
Portfolio turnover rate[g]	20%	32%	27%	44%	58%	39%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	The total return presented was calculated for financial reporting purposes using the beginning net asset value as of March 31, 2013. For financial reporting purposes, the Fund’s investments were fair valued as of the reporting date of March 31, 2013 which took into account certain foreign exchanges that were open for trading on March 29, 2013. The Fund’s total return calculated using the beginning net asset value as of March 28, 2013 (the last day the Fund’s listing exchange was open during the year ended March 31, 2013) was 54.85%.
[e]	The total return presented was calculated using the ending net asset value as of March 28, 2013 (the last day the Fund’s listing exchange was open during the year ended March 31, 2013). For financial reporting purposes, the Fund’s investments were fair valued as of the reporting date of March 31, 2013 which took into account certain foreign exchanges that were open for trading on March 29, 2013. As such, the total return calculated for financial reporting purposes for the year ended March 31, 2013, was -15.33%.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

24	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global Infrastructure ETF
	Six months ended Sep. 30, 2015 (Unaudited)	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011
Net asset value, beginning of period	$41.89	$41.48	$37.17	$35.44	$36.75	$34.18

Income from investment operations:
Net investment income[a]	0.75	1.30	1.46	1.37	1.45	1.13
Net realized and unrealized gain (loss)[b]	(4.52)	0.37	4.19	1.82	(1.31)	2.74

Total from investment operations	(3.77)	1.67	5.65	3.19	0.14	3.87

Less distributions from:
Net investment income	(0.53)	(1.26)	(1.34)	(1.46)	(1.45)	(1.30)

Total distributions	(0.53)	(1.26)	(1.34)	(1.46)	(1.45)	(1.30)

Net asset value, end of period	$37.59	$41.89	$41.48	$37.17	$35.44	$36.75

Total return	(9.11)%[c]	3.99%	15.91%	9.36%	0.65%	11.77%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,056,300	$1,227,295	$792,185	$412,533	$435,947	$518,216
Ratio of expenses to average net assets[d]	0.47%	0.47%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[d]	3.63%	3.05%	3.84%	3.91%	4.15%	3.32%
Portfolio turnover rate[e]	8%	14%	16%	10%	16%	17%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	25

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global Timber & Forestry ETF
	Six months ended Sep. 30, 2015 (Unaudited)	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011
Net asset value, beginning of period	$54.68	$51.70	$49.74	$41.22	$50.64	$41.26

Income from investment operations:
Net investment income[a]	0.31	0.55	0.79	0.57	0.72	1.66
Net realized and unrealized gain (loss)[b]	(9.91)	3.34	1.99	8.53	(9.24)	8.83

Total from investment operations	(9.60)	3.89	2.78	9.10	(8.52)	10.49

Less distributions from:
Net investment income	(0.53)	(0.91)	(0.82)	(0.58)	(0.90)	(1.11)

Total distributions	(0.53)	(0.91)	(0.82)	(0.58)	(0.90)	(1.11)

Net asset value, end of period	$44.55	$54.68	$51.70	$49.74	$41.22	$50.64

Total return	(17.72)%[c]	7.60%	5.63%[d]	22.75%[d]	(16.72)%	26.04%

Ratios/Supplemental data:
Net assets, end of period (000s)	$216,495	$291,992	$327,283	$295,426	$163,247	$279,537
Ratio of expenses to average net assets[e]	0.47%	0.47%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	1.21%	1.06%	1.58%	1.35%	1.75%	3.70%
Portfolio turnover rate[f]	6%	12%	29%	15%	21%	23%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	The total return presented was calculated using the net asset value as of March 28, 2013 (the last day the Fund’s listing exchange was open during the year ended March 31, 2013). For financial reporting purposes, the Fund’s investments were fair valued as of the reporting date of March 31, 2013 which took into account certain foreign exchanges that were open for trading on March 29, 2013. As such, the total return calculated for financial reporting purposes for the years ended March 31, 2014 and 2013 were 5.78% and 22.57%, respectively.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended September 30, 2015, years ended March 31, 2015, March 31, 2014 and March 31, 2013 were 6%, 11%, 28% and 15%, respectively. See Note 4.

See notes to financial statements.

26	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Global 100	Diversified
Global Clean Energy	Non-diversified
Global Infrastructure	Diversified
Global Timber & Forestry	Non-diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (“NAV”).

NOTES TO FINANCIAL STATEMENTS	27

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

28	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of September 30, 2015. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF	Level 1	Level 2	Level 3	Total
Global 100
Investments:
Assets:
Common Stocks	$1,580,722,923	$—	$—	$1,580,722,923
Money Market Funds	2,350,658	—	—	2,350,658

Total	$1,583,073,581	$—	$—	$1,583,073,581

Global Clean Energy
Investments:
Assets:
Common Stocks	$67,367,155	$—	$—	$67,367,155
Preferred Stocks	3,462,851	—	—	3,462,851
Money Market Funds	14,506,236	—	—	14,506,236

Total	$85,336,242	$—	$—	$85,336,242

Global Infrastructure
Investments:
Assets:
Common Stocks	$1,039,988,353	$9,746,966	$—	$1,049,735,319
Money Market Funds	10,716,633	—	—	10,716,633

Total	$1,050,704,986	$9,746,966	$—	$1,060,451,952

Global Timber & Forestry
Investments:
Assets:
Common Stocks	$207,248,050	$—	$—	$207,248,050
Preferred Stocks	8,695,071	—	—	8,695,071
Money Market Funds	1,357,117	—	—	1,357,117

Total	$217,300,238	$—	$—	$217,300,238

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of September 30, 2015 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed

NOTES TO FINANCIAL STATEMENTS	29

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes,” and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2015, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of September 30, 2015, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of September 30, 2015 and the total value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by

30	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of September 30, 2015:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Global 100
Goldman Sachs & Co.	$1,111,051	$1,111,051	$—

Global Clean Energy
Barclays Capital Inc.	$6,320	$6,320	$—
BNP Paribas Prime Brokerage Inc.	47,580	47,580	—
Credit Suisse Securities (USA) LLC	1,245,942	1,245,942	—
Deutsche Bank Securities Inc.	337,818	337,818	—
Goldman Sachs & Co.	5,176,740	5,176,740	—
JPMorgan Clearing Corp.	890,057	890,057	—
Merrill Lynch, Pierce, Fenner & Smith	664,043	664,043	—
Morgan Stanley & Co. LLC	161,437	161,437	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	4,643,603	4,643,603	—
SG Americas Securities LLC	689	689	—
UBS Securities LLC	39,184	39,184	—

	$13,213,413	$13,213,413	$—

Global Infrastructure
Citigroup Global Markets Inc.	$2,101,774	$2,101,774	$—
Credit Suisse Securities (USA) LLC	19,889	19,889	—
Deutsche Bank Securities Inc.	165,805	165,805	—
JPMorgan Clearing Corp.	6,230	6,230	—
Merrill Lynch, Pierce, Fenner & Smith	3,792,698	3,792,698	—
Morgan Stanley & Co. LLC	37,183	37,183	—

	$6,123,579	$6,123,579	$—

Global Timber & Forestry
Goldman Sachs & Co.	$802,006	$802,006	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented for financial reporting purposes. The total collateral received is disclosed in each Fund’s statement of assets and liabilities.

NOTES TO FINANCIAL STATEMENTS	31

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to the iShares Global 100 ETF, BFA is entitled to an annual investment advisory fee of 0.40% based on the average daily net assets of the Fund.

For its investment advisory services to each of the iShares Global Clean Energy, iShares Global Infrastructure and iShares Global Timber & Forestry ETFs, BFA is entitled to annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.48%	First $10 billion
0.43	Over $10 billion, up to and including $20 billion
0.38	Over $20 billion

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the six months ended September 30, 2015, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
Global 100	$505
Global Clean Energy	93,098
Global Infrastructure	26,365
Global Timber & Forestry	2,263

32	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trades for the six months ended September 30, 2015, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC, N.A. and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended September 30, 2015 were as follows:

iShares ETF	Purchases	Sales
Global 100	$38,278,514	$40,621,152
Global Clean Energy	16,230,102	16,654,811
Global Infrastructure	93,030,171	92,077,335
Global Timber & Forestry	17,035,889	17,206,189

In-kind transactions (see Note 4) for the six months ended September 30, 2015 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Global 100	$31,869,480	$46,531,973
Global Clean Energy	20,521,531	7,573,702
Global Infrastructure	73,661,302	116,772,450
Global Timber & Forestry	6,256,029	27,498,407

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.

NOTES TO FINANCIAL STATEMENTS	33

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

5.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its investment in equity instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Each Fund invests a substantial amount of its assets in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

The iShares Global Clean Energy ETF, iShares Global Infrastructure ETF and iShares Global Timber & Forestry ETF each invests all or substantially all of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions affecting those market sectors may have a significant impact on its investment performance.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or

34	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of March 31, 2015, the Funds’ fiscal year-end, the following Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2017	Expiring 2018	Expiring 2019	Total
Global 100	$58,730,392	$36,258,744	$24,526,269	$6,005,251	$125,520,656
Global Clean Energy	40,584,164	2,161,286	1,739,302	10,242,130	54,726,882
Global Infrastructure	12,743,746	1,561,517	18,904,786	2,316,252	35,526,301
Global Timber & Forestry	28,941,245	—	—	—	28,941,245

[a]	Must be utilized prior to loses subject to expiration.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of September 30, 2015, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global 100	$1,633,098,455	$206,019,100	$(256,043,974)	$(50,024,874)
Global Clean Energy	104,121,302	5,927,920	(24,712,980)	(18,785,060)
Global Infrastructure	1,125,065,562	73,261,643	(137,875,253)	(64,613,610)
Global Timber & Forestry	225,411,380	19,433,788	(27,544,930)	(8,111,142)

NOTES TO FINANCIAL STATEMENTS	35

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2015, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

36	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract

iSHARES® TRUST

I. iShares Global 100 ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 1, 2015 and May 6, 2015, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 21, 2015, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 24-25, 2015, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the Fund’s Lipper Group. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2014, and a comparison of the Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as the Fund, Lipper also provided, and the Board reviewed, a comparison of the Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Fund generally performed in line with its performance benchmark index over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that have a different investment objective and/or

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	37

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

benchmark from the Fund. In addition, the Board noted that the Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Fund’s performance in comparison with its benchmark index. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 24-25, 2015 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Fund based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception,

38	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that should material economies of scale exist in the future, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objective and strategy as the Fund or that track the same index or a similar index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different, generally more extensive services provided to the Fund, as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	39

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

II. iShares Global Clean Energy ETF, iShares Global Infrastructure ETF and iShares Global Timber & Forestry ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 1, 2015 and May 6, 2015, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 21, 2015, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 24-25, 2015, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the applicable Lipper Groups. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses (net of waivers and reimbursements) for the Funds were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in their respective Lipper Group.

40	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2014, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 24-25, 2015 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analyses and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	41

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Funds already provided for breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objectives and strategies as the Funds or that track the same index or a similar index as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different, generally more extensive services provided to the Funds, as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of

42	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that each Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of each Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	43

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Global Timber & Forestry	$0.356721	$—	$0.174924	$0.531645	67%	—%	33%	100%

44	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	45

Notes:

46	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2015 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-33-0915

SEPTEMBER 30, 2015

2015 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares Asia 50 ETF | AIA | NYSE Arca
➢	iShares Emerging Markets Infrastructure ETF | EMIF | NASDAQ
➢	iShares Europe ETF | IEV | NYSE Arca
➢	iShares International Developed Property ETF | WPS | NYSE Arca
➢	iShares Latin America 40 ETF | ILF | NYSE Arca

Fund Performance Overview

iSHARES® ASIA 50 ETF

Performance as of September 30, 2015

The iShares Asia 50 ETF (the “Fund”) seeks to track the investment results of an index composed of 50 of the largest Asian equities, as represented by the S&P Asia 50TM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2015, the total return for the Fund was -15.87%, net of fees, while the total return for the Index was -15.49%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(9.29)%	(9.44)%	(8.93)%	(9.29)%	(9.44)%	(8.93)%
5 Years	1.88%	1.82%	2.40%	9.75%	9.45%	12.59%
Since Inception	0.07%	0.07%	0.62%	0.59%	0.56%	5.00%

The inception date of the Fund was 11/13/07. The first day of secondary market trading was 11/16/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period [a]	Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$841.30	$2.30	$1,000.00	$1,022.50	$2.53	0.50%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 10 for more information.

ALLOCATION BY SECTOR

As of 9/30/15

Sector	Percentage of Total Investments*

Financials	37.26%
Information Technology	30.26
Telecommunication Services	8.42
Consumer Discretionary	5.29
Materials	4.84
Industrials	4.72
Energy	4.06
Utilities	3.56
Consumer Staples	1.59

TOTAL	100.00%

ALLOCATION BY COUNTRY

As of 9/30/15

Country	Percentage of Total Investments*

China	32.00%
Hong Kong	21.07
South Korea	20.87
Taiwan	17.78
Singapore	8.28

TOTAL	100.00%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® EMERGING MARKETS INFRASTRUCTURE ETF

Performance as of September 30, 2015

The iShares Emerging Markets Infrastructure ETF (the “Fund”) seeks to track the investment results of an index composed of 30 of the largest emerging market equities in the infrastructure industry, as represented by the S&P Emerging Markets Infrastructure IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2015, the total return for the Fund was -15.63%, net of fees, while the total return for the Index was -14.17%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(17.94)%	(17.88)%	(15.50)%	(17.94)%	(17.88)%	(15.50)%
5 Years	(0.31)%	(0.33)%	0.29%	(1.52)%	(1.61)%	1.44%
Since Inception	4.55%	4.60%	4.93%	32.34%	32.68%	35.37%

The inception date of the Fund was 6/16/09. The first day of secondary market trading was 6/19/09.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period [a]	Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$843.70	$3.46	$1,000.00	$1,021.30	$3.79	0.75%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 10 for more information.

ALLOCATION BY SECTOR

As of 9/30/15

Sector	Percentage of Total Investments*

Transportation Infrastructure	40.40%
Electric Utilities	20.19
Independent Power and Renewable Electricity Producers	14.45
Oil, Gas & Consumable Fuels	11.40
Water Utilities	5.82
Energy Equipment & Services	5.52
Gas Utilities	2.22

TOTAL	100.00%

ALLOCATION BY COUNTRY

As of 9/30/15

Country	Percentage of Total Investments*

China	42.19%
Brazil	16.36
Mexico	10.74
South Korea	7.92
Chile	6.77
Malaysia	5.45
Thailand	5.00
Russia	3.61
Philippines	1.96

TOTAL	100.00%

*	Excludes money market funds.

6	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® EUROPE ETF

Performance as of September 30, 2015

The iShares Europe ETF (the “Fund”) seeks to track the investment results of an index composed of European equities, as represented by the S&P Europe 350TM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2015, the total return for the Fund was -8.56%, net of fees, while the total return for the Index was -8.49%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(9.83)%	(9.25)%	(9.55)%	(9.83)%	(9.25)%	(9.55)%
5 Years	4.07%	4.16%	4.50%	22.05%	22.63%	24.62%
10 Years	3.06%	3.08%	3.45%	35.24%	35.49%	40.44%

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period [a]	Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$914.40	$2.87	$1,000.00	$1,022.00	$3.03	0.60%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 10 for more information.

ALLOCATION BY SECTOR

As of 9/30/15

Sector	Percentage of Total Investments*

Financials	22.29%
Health Care	14.81
Consumer Staples	14.72
Consumer Discretionary	11.24
Industrials	10.99
Energy	6.76
Materials	6.46
Telecommunication Services	4.95
Utilities	4.18
Information Technology	3.60

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 9/30/15

Country	Percentage of Total Investments*

United Kingdom	30.95%
France	15.08
Switzerland	14.90
Germany	12.78
Spain	5.17
Sweden	4.55
Netherlands	4.46
Italy	3.94
Denmark	2.74
Belgium	2.15

TOTAL	96.72%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® INTERNATIONAL DEVELOPED PROPERTY ETF

Performance as of September 30, 2015

The iShares International Developed Property ETF (the “Fund”) seeks to track the investment results of an index composed of real estate equities in developed non-U.S. markets, as represented by the S&P Developed ex-U.S. Property IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2015, the total return for the Fund was -7.15%, net of fees, while the total return for the Index was -7.65%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(1.61)%	(1.57)%	(1.97)%	(1.61)%	(1.57)%	(1.97)%
5 Years	5.87%	5.82%	5.93%	32.99%	32.72%	33.36%
Since Inception	0.02%	0.03%	(0.09)%	0.17%	0.25%	(0.76)%

The inception date of the Fund was 7/30/07. The first day of secondary market trading was 8/3/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period [a]	Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$928.50	$2.31	$1,000.00	$1,022.60	$2.43	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 10 for more information.

ALLOCATION BY SECTOR

As of 9/30/15

Sector/Investment Type	Percentage of Total Investments*

Diversified Real Estate Activities	24.68%
Retail REITs	17.47
Real Estate Operating Companies	17.42
Diversified REITs	15.81
Office REITs	8.89
Real Estate Development	6.14
Industrial REITs	4.91
Residential REITs	2.34
Hotel & Resort REITs	0.78
Specialized REITs	0.66
Health Care REITs	0.48
Investment Companies	0.42

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 9/30/15

Country	Percentage of Total Investments*

Japan	27.98%
Hong Kong	15.04
United Kingdom	12.61
Australia	11.31
France	6.92
Singapore	6.85
Germany	5.53
Canada	2.99
Sweden	2.28
Switzerland	1.81

TOTAL	93.32%

*	Excludes money market funds.

8	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® LATIN AMERICA 40 ETF

Performance as of September 30, 2015

The iShares Latin America 40 ETF (the “Fund”) seeks to track the investment results of an index composed of 40 of the largest Latin American equities, as represented by the S&P Latin America 40TM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2015, the total return for the Fund was -22.37%, net of fees, while the total return for the Index was -22.24%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(37.66)%	(37.40)%	(37.40)%	(37.66)%	(37.40)%	(37.40)%
5 Years	(12.60)%	(12.58)%	(12.29)%	(48.99)%	(48.94)%	(48.08)%
10 Years	1.88%	1.84%	2.32%	20.45%	20.03%	25.77%

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period [a]	Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$776.30	$2.18	$1,000.00	$1,022.60	$2.48	0.49%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 10 for more information.

ALLOCATION BY SECTOR

As of 9/30/15

Sector	Percentage of Total Investments*

Financials	28.91%
Consumer Staples	24.41
Materials	10.36
Telecommunication Services	9.23
Energy	7.77
Consumer Discretionary	6.50
Industrials	5.67
Utilities	4.45
Information Technology	2.70

TOTAL	100.00%

ALLOCATION BY COUNTRY

As of 9/30/15

Country	Percentage of Total Investments*

Brazil	44.65%
Mexico	36.17
Chile	12.33
Peru	4.77
Colombia	2.08

TOTAL	100.00%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	9

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on April 1, 2015 and held through September 30, 2015, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

10	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® ASIA 50 ETF

September 30, 2015

Security	Shares	Value
COMMON STOCKS — 99.40%

CHINA — 31.81%
China Construction Bank Corp. Class H	27,258,960	$18,113,902
China Life Insurance Co. Ltd. Class H	2,079,000	7,189,270
China Mobile Ltd.	1,540,000	18,241,431
China Petroleum & Chemical Corp. Class H	7,085,600	4,306,188
CNOOC Ltd.	4,466,000	4,569,697
Industrial & Commercial Bank of China Ltd. Class H	21,329,115	12,274,482
PetroChina Co. Ltd. Class H	5,852,000	4,054,844
Ping An Insurance Group Co. of China Ltd. Class H	1,386,000	6,858,420
Tencent Holdings Ltd.	1,486,100	24,793,741
Want Want China Holdings Ltd.	1,848,000	1,516,542

		101,918,517
HONG KONG — 20.94%
AIA Group Ltd.	3,341,800	17,269,449
BOC Hong Kong Holdings Ltd.	1,001,000	2,938,400
Cheung Kong Property Holdings Ltd.	757,648	5,508,799
CK Hutchison Holdings Ltd.	731,648	9,459,440
CLP Holdings Ltd.	539,000	4,600,596
Galaxy Entertainment Group Ltd.[a]	770,000	1,957,278
Hang Seng Bank Ltd.	200,200	3,595,827
Hong Kong & China Gas Co. Ltd.	1,848,289	3,462,837
Hong Kong Exchanges and Clearing Ltd.	308,000	7,026,329
Power Assets Holdings Ltd.	346,500	3,268,256
Sands China Ltd.[a]	677,600	2,037,158
Sun Hung Kai Properties Ltd.	462,000	5,991,058

		67,115,427
SINGAPORE — 8.23%
DBS Group Holdings Ltd.a	492,800	5,618,038
Jardine Matheson Holdings Ltd.	77,000	3,638,250
Keppel Corp. Ltd.[a]	408,100	1,945,930
Oversea-Chinese Banking Corp. Ltd.[a]	777,774	4,808,097
Singapore Telecommunications Ltd.	2,109,800	5,341,642
United Overseas Bank Ltd.[a]	385,000	5,022,681

		26,374,638

Security	Shares	Value
SOUTH KOREA — 20.74%
Hyundai Mobis Co. Ltd.	18,865	$3,684,508
Hyundai Motor Co.	42,042	5,816,998
KB Financial Group Inc.	107,107	3,185,288
Kia Motors Corp.	74,382	3,363,600
KT&G Corp.	37,884	3,563,710
LG Chem Ltd.	12,166	2,930,391
POSCO	22,176	3,152,498
Samsung Electronics Co. Ltd.	33,033	31,603,326
Shinhan Financial Group Co. Ltd.	131,747	4,601,642
SK Hynix Inc.	161,161	4,561,674

		66,463,635
TAIWAN — 17.68%
Cathay Financial Holding Co. Ltd.	2,310,866	3,154,610
China Steel Corp.	3,542,108	2,065,400
Chunghwa Telecom Co. Ltd.	1,078,551	3,236,226
CTBC Financial Holding Co. Ltd.	4,665,444	2,401,618
Delta Electronics Inc.	539,000	2,520,872
Formosa Chemicals & Fibre Corp.	1,001,804	2,032,359
Formosa Plastics Corp.	1,309,071	2,759,078
Fubon Financial Holding Co. Ltd.	2,002,000	3,119,052
Hon Hai Precision Industry Co. Ltd.	3,721,424	9,674,403
MediaTek Inc.	385,112	2,847,916
Nan Ya Plastics Corp.	1,463,510	2,471,222
Taiwan Semiconductor Manufacturing Co. Ltd.	5,159,343	20,369,436

		56,652,192

TOTAL COMMON STOCKS
(Cost: $319,955,756)		318,524,409

SHORT-TERM INVESTMENTS — 1.37%

MONEY MARKET FUNDS — 1.37%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[b,c,d]	3,911,980	3,911,980
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%[b,c,d]	214,430	214,430
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[b,c]	264,430	264,430

		4,390,840

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,390,840)		4,390,840

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® ASIA 50 ETF

September 30, 2015

Value
TOTAL INVESTMENTS IN SECURITIES — 100.77%
(Cost: $324,346,596)	$322,915,249
Other Assets, Less Liabilities — (0.77)%	(2,457,570)

NET ASSETS — 100.00%	$320,457,679

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

12	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® EMERGING MARKETS INFRASTRUCTURE ETF

September 30, 2015

Security	Shares	Value
COMMON STOCKS — 99.44%

BRAZIL — 16.26%
CCR SA	678,600	$2,074,000
CPFL Energia SA ADR	111,826	838,695
Ultrapar Participacoes SA ADR	346,203	5,788,514

		8,701,209
CHILE — 6.74%
Empresa Nacional de Electricidad SA/Chile ADR	45,747	1,624,476
Enersis SA ADR	156,585	1,979,234

		3,603,710
CHINA — 41.95%
Beijing Capital International Airport Co. Ltd. Class H	1,170,000	1,088,470
Beijing Enterprises Water Group Ltd.	1,950,000	1,358,701
CGN Power Co. Ltd. Class Ha	3,978,000	1,651,719
China Gas Holdings Ltd.	858,000	1,177,943
China Longyuan Power Group Corp. Ltd. Class H	1,248,000	1,339,780
China Merchants Holdings International Co. Ltd.[b]	1,326,000	3,892,427
China Oilfield Services Ltd. Class H	1,326,000	1,324,281
China Resources Power Holdings Co. Ltd.	702,000	1,601,455
China Suntien Green Energy Corp. Ltd. Class Hb	1,560,000	275,766
COSCO Pacific Ltd.	1,292,000	1,422,947
Guangdong Investment Ltd.	1,170,000	1,739,137
Huaneng Power International Inc. Class H ADR	34,671	1,466,583
Jiangsu Expressway Co. Ltd. Class H	1,014,000	1,291,370
Shenzhen International Holdings Ltd.	760,999	1,042,807
Sinopec Oilfield Service Corp.[c]	1,560,000	498,413
Zhejiang Expressway Co. Ltd. Class H	1,170,000	1,269,631

		22,441,430
MALAYSIA — 5.42%
Tenaga Nasional Bhd	1,060,800	2,900,715

		2,900,715
MEXICO — 10.68%
Grupo Aeroportuario del Centro Norte Sab de CV ADR	22,581	895,562
Grupo Aeroportuario del Pacifico SAB de CV ADR	26,325	2,286,063

Security	Shares	Value
Grupo Aeroportuario del Sureste SAB de CV Series B	16,614	$2,529,814

		5,711,439
PHILIPPINES — 1.95%
International Container Terminal Services Inc.	648,960	1,042,029

		1,042,029
RUSSIA — 3.59%
Eurasia Drilling Co. Ltd. GDR[d]	81,354	748,457
RusHydro PJSC	860,614	808,977
TMK PAO GDR[d]	117,975	364,543

		1,921,977
SOUTH KOREA — 7.88%
Korea Electric Power Corp. ADR	205,647	4,213,707

		4,213,707
THAILAND — 4.97%
Airports of Thailand PCL NVDR	343,200	2,657,093

		2,657,093

TOTAL COMMON STOCKS
(Cost: $56,672,758)		53,193,309

SHORT-TERM INVESTMENTS — 2.61%

MONEY MARKET FUNDS — 2.61%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[e,f,g]	1,261,634	1,261,634
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%[e,f,g]	69,155	69,155
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[e,f]	65,023	65,023

		1,395,812

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,395,812)		1,395,812

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS INFRASTRUCTURE ETF

September 30, 2015

Value
TOTAL INVESTMENTS IN SECURITIES — 102.05%
(Cost: $58,068,570)	$54,589,121
Other Assets, Less Liabilities — (2.05)%	(1,094,683)

NET ASSETS — 100.00%	$53,494,438

ADR  —  American Depositary Receipts

GDR  —  Global Depositary Receipts

NVDR  —  Non-Voting Depositary Receipts

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Non-income earning security.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

14	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® EUROPE ETF

September 30, 2015

Security	Shares	Value
COMMON STOCKS — 98.95%

AUSTRIA — 0.21%
Erste Group Bank AGa	107,259	$3,105,739
OMV AG	51,226	1,242,543
Voestalpine AG	38,732	1,327,302

		5,675,584
BELGIUM — 2.14%
Ageas	75,790	3,105,263
Anheuser-Busch InBev SA/NV	291,702	30,907,113
Colruyt SA	24,497	1,176,645
Delhaize Group	36,625	3,233,817
Groupe Bruxelles Lambert SA	28,763	2,164,312
KBC Groep NV	120,409	7,576,494
Proximus	50,614	1,743,524
Solvay SA	21,138	2,152,362
UCB SA	45,767	3,568,455
Umicore SA	35,936	1,381,711

		57,009,696
DENMARK — 2.72%
AP Moeller – Maersk A/S Class A	1,175	1,765,159
AP Moeller – Maersk A/S Class B	2,428	3,731,053
Carlsberg A/S Class B	37,713	2,891,993
Coloplast A/S Class B	39,608	2,801,437
Danske Bank A/S	280,508	8,457,317
DSV A/S	62,971	2,348,957
Novo Nordisk A/S Class B	677,842	36,330,080
Novozymes A/S Class B	82,260	3,580,509
Pandora A/S	44,248	5,157,549
TDC A/S	290,528	1,494,100
Vestas Wind Systems A/S	79,885	4,142,916

		72,701,070
FINLAND — 1.26%
Fortum OYJ	156,346	2,308,915
Kone OYJ Class Bb	136,120	5,166,092
Metso OYJ	47,093	977,231
Nokia OYJ	1,313,981	8,954,391
Nokian Renkaat OYJ[b]	34,686	1,119,344
Sampo OYJ Class A	175,742	8,490,321
Stora Enso OYJ Class R	203,039	1,530,968
UPM-Kymmene OYJ	189,716	2,837,724
Wartsila OYJ Abp	54,849	2,171,657

		33,556,643
FRANCE — 15.01%
Accor SA	64,823	3,021,697
Air Liquide SA	123,937	14,616,110

Security	Shares	Value
Airbus Group SE	218,153	$12,884,283
Alcatel-Lucent[a]	983,164	3,599,657
Alstom SAa	77,957	2,402,172
ArcelorMittal	363,519	1,890,519
Arkema SA	26,472	1,708,544
AXA SA	692,215	16,717,034
BNP Paribas SA	378,458	22,161,915
Bouygues SA	67,004	2,373,188
Cap Gemini SA	57,835	5,140,131
Carrefour SA	209,603	6,186,147
Casino Guichard Perrachon SA	20,887	1,107,468
Christian Dior SE	18,788	3,503,389
Cie. de Saint-Gobain	179,947	7,775,514
Cie. Generale des Etablissements Michelin Class B	66,733	6,065,031
Credit Agricole SA	415,269	4,753,642
Danone SA	217,151	13,675,910
Dassault Systemes	48,319	3,559,780
Edenred	72,601	1,182,791
Electricite de France SA	106,098	1,867,078
Engie	577,450	9,307,711
Essilor International SA	70,674	8,591,102
Hermes International	8,496	3,082,188
Kering	26,528	4,323,333
Klepierre	67,242	3,039,133
L’Oreal SA	87,623	15,165,307
Lagardere SCA	42,543	1,174,868
Legrand SA	94,400	4,998,414
LVMH Moet Hennessy Louis Vuitton SE	97,841	16,622,519
Orange SA	822,866	12,418,442
Pernod Ricard SA	74,590	7,508,482
Peugeot SAa	166,500	2,500,687
Publicis Groupe SA	72,534	4,937,310
Renault SA	74,975	5,356,212
Safran SA	121,914	9,158,618
Sanofi	430,038	40,749,724
Schneider Electric SE	209,072	11,671,160
SES SA	122,497	3,851,888
Societe Generale SA	287,850	12,804,301
Sodexo SA	34,732	2,868,949
STMicroelectronics NV	75,251	510,797
STMicroelectronics NV New	162,111	1,102,024
Suez Environnement Co.	127,115	2,274,530
Technip SA	41,784	1,966,633

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® EUROPE ETF

September 30, 2015

Security	Shares	Value
Thales SA	35,816	$2,485,531
Total SA	862,085	38,684,541
Unibail-Rodamco SE	34,949	9,023,431
Valeo SA	28,260	3,809,085
Vallourec SA	43,848	387,451
Veolia Environnement SA	172,401	3,931,601
Vinci SA	166,170	10,518,979
Vivendi SA	414,799	9,783,596

		400,800,547
GERMANY — 12.11%
adidas AG	74,587	5,995,387
Allianz SE Registered	164,011	25,676,579
BASF SE	327,446	24,971,743
Bayer AG Registered	294,815	37,664,021
Bayerische Motoren Werke AG	114,936	10,163,709
Beiersdorf AG	35,038	3,096,430
Brenntag AG	55,081	2,961,384
Commerzbank AGa	375,268	3,946,807
Continental AG	38,504	8,170,512
Daimler AG Registered	354,708	25,676,881
Deutsche Bank AG Registered	493,069	13,247,841
Deutsche Boerse AG	68,806	5,916,264
Deutsche Lufthansa AG Registered[a]	82,491	1,144,101
Deutsche Post AG Registered	340,695	9,421,949
Deutsche Telekom AG Registered	1,134,542	20,117,273
E.ON SE	714,720	6,124,756
Fresenius Medical Care AG & Co. KGaA	77,661	6,052,630
Fresenius SE & Co. KGaA	142,028	9,512,322
GEA Group AG	63,136	2,398,635
HeidelbergCement AG	50,246	3,435,894
Infineon Technologies AG	402,049	4,512,553
K+S AG Registered	68,236	2,279,339
Lanxess AG	32,629	1,522,990
Linde AG	66,216	10,713,774
MAN SE	12,565	1,278,581
Merck KGaA	46,437	4,099,652
METRO AG	57,774	1,592,263
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	52,344	9,743,030
Osram Licht AG	30,978	1,598,077
ProSiebenSat.1 Media SE Registered	78,003	3,817,185

Security	Shares	Value
QIAGEN NVa	86,644	$2,227,861
RWE AG	172,417	1,953,473
SAP SE	341,619	22,098,193
Siemens AG Registered	295,240	26,345,148
ThyssenKrupp AG	156,495	2,739,100
Volkswagen AG	10,520	1,232,422

		323,448,759
IRELAND — 0.80%
Bank of Ireland[a]	9,938,654	3,860,718
CRH PLC	291,312	7,641,657
Irish Bank Resolution Corp. Ltd.[a]	211,770	2
Kerry Group PLC Class A	53,901	4,040,212
Ryanair Holdings PLC ADR	45,676	3,576,431
Smurfit Kappa Group PLC	83,221	2,229,490

		21,348,510
ITALY — 3.92%
Assicurazioni Generali SpA	484,226	8,842,859
Atlantia SpA	144,132	4,020,573
Banca Monte dei Paschi di Siena SpA[a]	1,049,320	1,864,715
Banco Popolare SCa	118,856	1,753,937
CNH Industrial NV	355,576	2,312,010
Enel SpA	2,518,323	11,210,575
Eni SpA	960,104	15,057,606
Finmeccanica SpA[a]	135,313	1,690,172
Intesa Sanpaolo SpA	5,092,420	17,940,003
Intesa Sanpaolo SpA RSP	332,442	1,068,734
Luxottica Group SpA	49,771	3,444,525
Mediaset SpA	248,460	1,139,881
Mediobanca SpA	211,813	2,078,274
Pirelli & C. SpA	114,778	1,917,970
Saipem SpA[a,b]	89,669	717,166
Snam SpA	762,631	3,910,810
Telecom Italia SpA[a,b]	3,726,276	4,583,718
Telecom Italia SpA RSP	2,153,748	2,204,578
Tenaris SA	168,349	2,016,376
Terna Rete Elettrica Nazionale SpA	500,685	2,428,934
UniCredit SpA	1,973,068	12,267,570
Unione di Banche Italiane SpA	322,826	2,284,647

		104,755,633
NETHERLANDS — 4.44%
Aegon NV	513,929	2,945,811
Akzo Nobel NV	88,277	5,714,286
Altice NV Class Aa	111,277	2,325,887

16	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EUROPE ETF

September 30, 2015

Security	Shares	Value
ASML Holding NV	157,027	$13,699,988
Fiat Chrysler Automobiles NVa	325,515	4,218,563
Gemalto NVb	31,379	2,031,905
Heineken Holding NV	33,886	2,406,820
Heineken NV	75,980	6,126,865
ING Groep NV CVA	1,377,971	19,457,718
Koninklijke Ahold NV	297,462	5,780,848
Koninklijke DSM NV	64,680	2,974,239
Koninklijke KPN NV	1,205,375	4,499,350
Koninklijke Philips NV	339,572	7,977,046
PostNL NVa	157,980	574,532
Randstad Holding NV	46,222	2,745,385
RELX NV	373,198	6,069,601
TNT Express NV	165,453	1,259,195
Unilever NV CVA	612,661	24,544,546
Wolters Kluwer NV	107,545	3,302,495

		118,655,080
NORWAY — 0.83%
DNB ASA	330,989	4,295,484
Norsk Hydro ASA	487,708	1,621,501
Orkla ASA	294,239	2,176,610
Seadrill Ltd.[b]	124,809	726,467
Statoil ASA	375,138	5,457,752
Subsea 7 SAa	94,595	709,740
Telenor ASA	246,230	4,586,864
Yara International ASA	63,482	2,526,628

		22,101,046
PORTUGAL — 0.17%
EDP – Energias de Portugal SA	868,351	3,170,569
Galp Energia SGPS SA	148,462	1,458,176

		4,628,745
SPAIN — 5.15%
Abertis Infraestructuras SA	168,133	2,651,896
Acciona SA	9,390	663,484
ACS Actividades de Construccion y Servicios SA	67,002	1,921,753
Aena SAa,c	26,203	2,888,347
Amadeus IT Holding SA Class A	159,567	6,808,507
Banco Bilbao Vizcaya Argentaria SA	2,251,911	19,053,806
Banco de Sabadell SA	1,732,591	3,175,634
Banco Popular Espanol SA	679,018	2,470,171
Banco Santander SA	5,112,082	27,070,969
Bankia SA	1,524,613	1,970,741
CaixaBank SA	827,771	3,183,177

Security	Shares	Value
CaixaBank SA New[a]	8,944	$34,394
Distribuidora Internacional de Alimentacion SA	232,113	1,399,896
Enagas SA	71,171	2,035,371
Ferrovial SA	150,954	3,595,840
Gas Natural SDG SA	126,799	2,467,030
Iberdrola SA	2,117,306	14,055,389
Industria de Diseno Textil SA	401,346	13,408,709
International Consolidated Airlines Group SAa	290,923	2,591,172
Red Electrica Corp. SA	35,846	2,966,570
Repsol SA	369,439	4,292,940
Telefonica SA	1,555,104	18,799,626

		137,505,422
SWEDEN — 4.53%
Alfa Laval AB	102,313	1,670,033
Assa Abloy AB	353,567	6,319,229
Atlas Copco AB Class A	231,179	5,543,081
Atlas Copco AB Class B	140,297	3,128,101
Boliden AB	98,678	1,538,930
Electrolux AB Class B	84,452	2,376,363
Hennes & Mauritz AB Class B	338,573	12,340,664
Hexagon AB Class B	88,360	2,689,659
Holmen AB Class B	18,164	507,861
Investment AB Kinnevik Class B	83,922	2,390,467
Investor AB Class B	162,384	5,558,623
Millicom International Cellular SA SDR	22,444	1,399,564
Nordea Bank AB	1,138,453	12,650,911
Sandvik AB	393,858	3,343,570
Securitas AB Class B	114,112	1,389,146
Skandinaviska Enskilda Banken AB Class A	612,514	6,525,313
Skanska AB Class B	142,610	2,786,889
SKF AB Class B	133,402	2,444,708
SSAB AB Class Aa,b	78,080	266,813
Svenska Cellulosa AB SCA Class B	220,087	6,135,213
Svenska Handelsbanken AB Class A	524,999	7,505,306
Swedbank AB Class A	367,249	8,096,332
Swedish Match AB	70,054	2,110,712
Tele2 AB Class B	110,280	1,070,973
Telefonaktiebolaget LM Ericsson Class B	1,086,308	10,646,713

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® EUROPE ETF

September 30, 2015

Security	Shares	Value
TeliaSonera AB	973,885	$5,229,941
Volvo AB Class B	550,957	5,261,881

		120,926,996
SWITZERLAND — 14.84%
ABB Ltd. Registered	715,511	12,609,865
Actelion Ltd. Registered	36,212	4,584,407
Adecco SA Registered	62,202	4,535,761
Baloise Holding AG Registered	17,825	2,037,716
Cie. Financiere Richemont SA Class A Registered	186,098	14,417,786
Clariant AG Registered	101,772	1,709,220
Credit Suisse Group AG Registered	515,356	12,352,510
GAM Holding AG	58,252	1,022,436
Geberit AG Registered	13,475	4,105,524
Givaudan SA Registered	3,292	5,340,109
Julius Baer Group Ltd.	79,790	3,611,006
Kuehne + Nagel International AG Registered	20,107	2,576,396
LafargeHolcim Ltd. Registered	159,830	8,350,549
Lonza Group AG Registered	18,866	2,467,582
Nestle SA Registered	1,138,039	85,315,072
Novartis AG Registered	955,718	87,443,649
Roche Holding AG	250,470	65,879,429
Schindler Holding AG Participation Certificates	15,907	2,279,173
Schindler Holding AG Registered	7,292	1,065,702
SGS SA Registered	1,952	3,396,172
Swatch Group AG (The) Bearer	12,340	4,559,144
Swatch Group AG (The) Registered	20,785	1,494,367
Swiss Life Holding AG Registered	11,437	2,544,677
Swiss Re AG	121,586	10,402,814
Swisscom AG Registered	9,234	4,594,792
Syngenta AG Registered	34,545	11,034,177
UBS Group AG	1,272,803	23,460,426
Zurich Insurance Group AG	53,234	13,032,006

		396,222,467
UNITED KINGDOM — 30.82%
3i Group PLC	346,253	2,445,681
Aberdeen Asset Management PLC	340,501	1,529,269
Aggreko PLC	91,308	1,315,317
Amec Foster Wheeler PLC	140,498	1,524,850
Anglo American PLC	496,957	4,146,985
Antofagasta PLC	137,072	1,037,526

Security	Shares	Value
ARM Holdings PLC	503,870	$7,231,671
Ashtead Group PLC	180,546	2,543,383
Associated British Foods PLC	127,008	6,425,671
AstraZeneca PLC	446,456	28,278,195
Aviva PLC	1,445,018	9,893,561
Babcock International Group PLC	178,730	2,470,423
BAE Systems PLC	1,126,660	7,640,484
Barclays PLC	5,571,966	20,606,589
BG Group PLC	1,215,383	17,507,922
BHP Billiton PLC	754,318	11,483,161
BP PLC	6,501,163	32,891,104
British American Tobacco PLC	666,023	36,752,706
British Land Co. PLC (The)	365,786	4,645,913
BT Group PLC	2,990,513	19,007,373
Bunzl PLC	118,114	3,166,763
Burberry Group PLC	158,556	3,285,562
Capita PLC	239,876	4,352,959
Carnival PLC	76,706	3,977,198
Centrica PLC	1,819,060	6,315,425
Cobham PLC	407,011	1,761,397
Compass Group PLC	592,001	9,442,603
Daily Mail & General Trust PLC Class A NVS	101,351	1,156,784
DCC PLC	31,454	2,377,006
Diageo PLC	894,873	23,999,283
Direct Line Insurance Group PLC	490,810	2,787,211
Drax Group PLC	143,169	529,151
easyJet PLC	91,673	2,467,572
Experian PLC	345,698	5,540,175
FirstGroup PLC[a]	428,973	634,842
G4S PLC	553,957	1,935,818
GKN PLC	616,717	2,503,581
GlaxoSmithKline PLC	1,738,572	33,340,132
Glencore PLC	3,949,858	5,477,479
Hammerson PLC	280,629	2,650,391
Hays PLC	485,427	1,127,216
HSBC Holdings PLC	6,968,747	52,642,317
IMI PLC	96,738	1,389,874
Imperial Tobacco Group PLC	339,796	17,566,914
InterContinental Hotels Group PLC	89,463	3,095,141
Intertek Group PLC	57,321	2,110,764
ITV PLC	1,294,276	4,822,841
J Sainsbury PLC	507,335	2,005,748
Johnson Matthey PLC	73,055	2,708,958
Kingfisher PLC	846,088	4,595,860

18	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EUROPE ETF

September 30, 2015

Security	Shares	Value
Ladbrokes PLC	336,236	$487,413
Land Securities Group PLC	286,565	5,464,995
Legal & General Group PLC	2,110,182	7,610,623
Lloyds Banking Group PLC	20,849,606	23,736,985
London Stock Exchange Group PLC	110,712	4,056,687
Man Group PLC	605,740	1,405,678
Marks & Spencer Group PLC	588,966	4,469,602
National Grid PLC	1,400,449	19,492,901
Next PLC	55,270	6,371,109
Old Mutual PLC	1,553,367	4,449,452
Pearson PLC	291,023	4,968,121
Persimmon PLC	107,914	3,282,331
Petrofac Ltd.	91,252	1,061,560
Provident Financial PLC	52,119	2,478,944
Prudential PLC	912,776	19,266,912
Randgold Resources Ltd.	32,758	1,916,331
Reckitt Benckiser Group PLC	233,698	21,193,622
RELX PLC	399,760	6,854,672
Rentokil Initial PLC	647,004	1,441,652
Rexam PLC	250,977	1,990,176
Rio Tinto PLC	443,444	14,844,719
Rolls-Royce Holdings PLC	668,824	6,858,694
Royal Bank of Scotland Group PLC[a]	620,888	2,962,544
Royal Dutch Shell PLC Class A	1,392,367	32,775,224
Royal Dutch Shell PLC Class B	876,059	20,741,170
RSA Insurance Group PLC	362,430	2,210,786
SABMiller PLC	351,713	19,909,137
Sage Group PLC (The)	397,483	3,006,824
Schroders PLC	40,696	1,729,122
SEGRO PLC	264,536	1,721,032
Severn Trent PLC	84,958	2,810,592
Shire PLC	213,069	14,536,491
Sky PLC	373,836	5,911,838
Smith & Nephew PLC	327,430	5,718,587
Smiths Group PLC	140,010	2,131,405
SSE PLC	352,042	7,977,503
Standard Chartered PLC	754,701	7,325,518
Standard Life PLC	703,378	4,131,783
Tate & Lyle PLC	167,284	1,489,953
Taylor Wimpey PLC	1,152,389	3,412,611
Tesco PLC	2,871,964	7,969,763
Travis Perkins PLC	87,071	2,592,973
Tullow Oil PLC[a]	323,626	828,949
UBM PLC	157,389	1,157,695

Security	Shares	Value
Unilever PLC	458,910	$18,671,296
United Utilities Group PLC	243,098	3,406,152
Vodafone Group PLC	9,466,101	29,889,177
Weir Group PLC (The)	75,764	1,342,733
Whitbread PLC	64,588	4,566,922
William Hill PLC	314,469	1,671,007
Wm Morrison Supermarkets PLC	838,491	2,109,643
Wolseley PLC	94,476	5,521,088
WPP PLC	474,427	9,866,903

		822,944,349

TOTAL COMMON STOCKS
(Cost: $3,131,619,822)		2,642,280,547

PREFERRED STOCKS — 0.61%

GERMANY — 0.61%
Bayerische Motoren Werke AG	19,344	1,324,282
Henkel AG & Co. KGaA	63,517	6,520,749
Porsche Automobil Holding SE	54,590	2,321,359
Volkswagen AG	56,028	6,113,406

		16,279,796

TOTAL PREFERRED STOCKS
(Cost: $26,726,694)		16,279,796

RIGHTS — 0.00%

SPAIN — 0.00%
Banco Popular Espanol SAa	699,131	17,949

		17,949

TOTAL RIGHTS
(Cost: $15,782)		17,949

SHORT-TERM INVESTMENTS — 0.48%

MONEY MARKET FUNDS — 0.48%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[d,e,f]	11,219,865	11,219,865
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%[d,e,f]	615,001	615,001
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[d,e]	991,873	991,873

		12,826,739

TOTAL SHORT-TERM INVESTMENTS
(Cost: $12,826,739)		12,826,739

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® EUROPE ETF

September 30, 2015

Value
TOTAL INVESTMENTS IN SECURITIES — 100.04%
(Cost: $3,171,189,037)	$2,671,405,031
Other Assets, Less Liabilities — (0.04)%	(1,193,041)

NET ASSETS — 100.00%	$2,670,211,990

ADR  —  American Depositary Receipts

NVS  —  Non-Voting Shares

SDR  —  Swedish Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

20	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® INTERNATIONAL DEVELOPED PROPERTY ETF

September 30, 2015

Security	Shares	Value
COMMON STOCKS — 99.17%

AUSTRALIA — 11.27%
360 Capital Group Ltd.	51,428	$35,211
360 Capital Office Fund	11,911	16,604
Abacus Property Group	58,093	129,323
ALE Property Group	38,442	101,235
Arena REIT	46,827	53,437
Aspen Group	26,348	24,886
Astro Japan Property Group	12,212	45,023
Australian Industrial REIT	17,845	29,575
Aveo Group	78,905	148,502
BWP Trust	104,232	226,179
Cedar Woods Properties Ltd.	12,642	38,175
Charter Hall Group	67,338	205,703
Charter Hall Retail REIT	69,660	199,099
Cromwell Property Group	276,146	186,167
Dexus Property Group	205,497	1,031,819
Federation Centres	697,245	1,341,615
Folkestone Education Trust	48,547	67,332
Galileo Japan Trust	22,962	28,703
Gateway Lifestyle	48,074	86,425
GDI Property Group	108,317	69,600
Goodman Group	333,551	1,370,282
GPT Group (The)	376,336	1,191,912
Growthpoint Properties Australia Ltd.	36,765	80,553
Hotel Property Investments	30,530	55,100
Industria REIT[a]	23,951	33,555
Ingenia Communities Group	188,684	57,639
Investa Office Fund	132,139	365,611
Lend Lease Group	113,305	998,584
Mirvac Group	779,590	941,644
New South Resources Ltd.[b]	66,048	70,733
Peet Ltd.	81,184	61,287
Scentre Group	1,136,060	3,111,413
Shopping Centres Australasia Property Group	154,370	211,392
Stockland	499,660	1,350,912
Sunland Group Ltd.	32,164	35,236
Villa World Ltd.	22,403	32,881
Westfield Corp.	408,328	2,858,881

		16,892,228
AUSTRIA — 0.93%
Atrium European Real Estate Ltd.	34,959	152,775
BUWOG AG	10,707	227,082

Security	Shares	Value
CA Immobilien Anlagen AG	15,652	$287,756
Conwert Immobilien Invest SEb	13,588	183,377
IMMOEAST AG Escrow[b]	100,152	1
IMMOFINANZ AGb	192,296	442,180
IMMOFINANZ AG Escrow[b]	112,716	1
S IMMO AG	11,696	99,223

		1,392,395
BELGIUM — 0.87%
Aedifica SA	2,967	176,127
Befimmo SA	4,343	266,100
Cofinimmo SA	4,343	457,397
Intervest Offices & Warehouses NV	1,634	37,728
Retail Estates NV	1,075	92,398
Warehouses De Pauw CVA	2,924	226,287
Wereldhave Belgium NV	387	45,035

		1,301,072
CANADA — 2.98%
Allied Properties REIT	8,084	210,617
Artis REIT	14,491	137,052
Boardwalk REIT	4,945	202,197
Brookfield Canada Office Properties	2,881	52,948
Canadian Apartment Properties REIT	12,384	262,145
Canadian REIT	7,439	227,326
Choice Properties REIT	9,675	82,988
Cominar REIT	17,759	213,659
Crombie REIT	8,428	80,590
CT REIT	6,558	62,904
Dream Global REIT	12,083	79,670
Dream Industrial REIT	7,052	41,501
Dream Office REIT	11,309	178,825
Dream Unlimited Corp. Class Ab	11,395	59,750
First Capital Realty Inc.	23,091	322,072
Granite REIT	4,902	137,404
H&R REIT	28,638	439,385
InnVest REIT	13,072	48,556
InterRent REIT	6,880	33,356
Killam Properties Inc.	12,083	89,674
Mainstreet Equity Corp.[a,b]	1,247	29,168
Melcor Developments Ltd.	3,010	33,901
Milestone Apartments REIT	6,450	73,751
Morguard Corp.	1,118	112,592
Morguard North American REIT	3,397	25,844
Morguard REIT	6,665	67,957
Northern Property REIT	3,440	50,624

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL DEVELOPED PROPERTY ETF

September 30, 2015

Security	Shares	Value
NorthWest Healthcare Properties REIT	6,020	$35,922
OneREIT	7,439	17,201
Plaza Retail REIT[a]	11,481	37,936
Pure Industrial Real Estate Trust	21,371	70,774
RioCan REIT	33,024	627,375
Slate Retail REIT	2,537	26,095
Smart REIT	12,814	292,274

		4,464,033
CHINA — 0.33%
Beijing Properties Holdings Ltd.[a,b]	430,000	25,522
China Merchants Land Ltd.[a]	258,000	42,279
China Oceanwide Holdings Ltd.[b]	516,000	67,246
Goldin Properties Holdings Ltd.[a,b]	258,000	232,365
Nam Tai Property Inc.	5,332	32,525
Road King Infrastructure Ltd.	43,000	37,396
Shanghai Zendai Property Ltd.[b]	1,075,000	24,690
Top Spring International Holdings Ltd.	64,500	29,878

		491,901
DENMARK — 0.01%
TK Development A/Sa,b	13,373	16,108

		16,108
FINLAND — 0.30%
Citycon OYJ	81,786	200,846
Sponda OYJ	45,365	176,830
Technopolis OYJ	18,275	70,174

		447,850
FRANCE — 6.89%
Affine SA	989	17,266
Altarea SCA	473	86,326
ANF Immobilier	2,064	45,963
Fonciere de Paris SIIC	1,978	236,250
Fonciere des Murs SCA	1,634	47,350
Fonciere des Regions	9,331	810,968
Gecina SA	7,697	936,074
ICADE	7,525	508,942
Klepierre	40,334	1,822,974
Mercialys SA	4,085	88,188
Nexity SA	7,310	314,274
Unibail-Rodamco SE	20,984	5,417,828

		10,332,403
GERMANY — 5.51%
ADLER Real Estate AGb	5,418	74,026

Security	Shares	Value
ADO Properties SAb,c	4,128	$99,622
alstria office REIT-AG	17,759	230,646
Deutsche Euroshop AG	9,589	430,397
Deutsche Wohnen AG Bearer	71,810	1,914,571
DIC Asset AG	9,976	89,642
DO Deutsche Office AG	13,674	66,992
Grand City Properties SA	17,157	328,927
Hamborner REIT AG	12,953	125,068
LEG Immobilien AG	12,470	1,027,408
PATRIZIA Immobilien AGb	7,899	188,293
TAG Immobilien AG	26,101	308,979
TLG Immobilien AG	10,621	192,062
Vib Vermoegen AG	5,375	103,197
Vonovia SE	94,643	3,036,772
WCM Beteiligungs & Grundbesitz-AG	20,511	46,226

		8,262,828
HONG KONG — 14.98%
Champion REIT	473,000	235,583
Cheung Kong Property Holdings Ltd.	602,000	4,377,094
China City Infrastructure Group Ltd.	172,000	15,535
China New Town Development Co. Ltd.[a,b]	688,000	24,677
Chinese Estates Holdings Ltd.	107,500	252,450
CSI Properties Ltd.	1,298,000	41,033
Emperor International Holdings Ltd.[a]	173,000	33,260
Far East Consortium International Ltd./HK	172,000	63,917
Gemdale Properties & Investment Corp. Ltd.[a,b]	1,118,000	55,539
Great Eagle Holdings Ltd.	43,000	127,890
Greenland Hong Kong Holdings Ltd.[a,b]	86,000	41,613
Hang Lung Group Ltd.[a]	183,000	621,015
Hang Lung Properties Ltd.	430,000	963,194
Henderson Land Development Co. Ltd.	215,530	1,282,048
HKR International Ltd.[a]	137,600	65,870
Hong Kong Ferry Holdings Co. Ltd.	43,000	49,047
Hongkong Land Holdings Ltd.	253,700	1,676,957
Hysan Development Co. Ltd.[a]	129,000	535,971
International Entertainment Corp.[a]	86,000	22,193
ITC Properties Group Ltd.	43,000	20,584
K Wah International Holdings Ltd.[a]	258,000	102,534

22	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL DEVELOPED PROPERTY ETF

September 30, 2015

Security	Shares	Value
Kerry Properties Ltd.	129,000	$352,875
Kowloon Development Co. Ltd.	43,000	49,269
Lai Fung Holdings Ltd.	1,634,000	25,722
Lai Sun Development Co. Ltd.	2,588,000	40,406
Langham Hospitality Investments and Langham Hospitality Investments Ltd.	193,500	67,662
Link REIT	494,500	2,711,757
Liu Chong Hing Investment Ltd.	86,000	90,882
Man Sang International Ltd.	86,000	11,984
New Century REIT	86,000	34,733
New World China Land Ltd.	603,999	357,721
Prosperity REIT	258,000	88,219
Regal REIT[a]	172,000	42,168
Sino Land Co. Ltd.	990,000	1,499,681
Sinolink Worldwide Holdings Ltd.[b]	430,000	46,606
Soundwill Holdings Ltd.[a]	21,500	25,467
Spring REIT	172,000	67,690
SRE Group Ltd.[b]	602,000	30,294
Sun Hung Kai Properties Ltd.	344,000	4,460,874
Sunlight REIT[a]	215,000	105,141
Swire Properties Ltd.	223,600	617,421
TAI Cheung Holdings Ltd.[a]	86,000	66,802
Tian An China Investment Co. Ltd.[a]	172,200	94,654
Wang On Group Ltd.	1,720,000	27,520
Wheelock & Co. Ltd.	172,000	743,479
Yuexiu REIT	215,000	109,025
ZH International Holdings Ltd.[b]	430,000	14,981
Zhuguang Holdings Group Co. Ltd.[a,b]	344,000	64,805

		22,455,842
IRELAND — 0.36%
Green REIT PLC	147,705	244,346
Hibernia REIT PLC	147,888	209,321
Irish Residential Properties REIT PLC	66,521	81,605

		535,272
ISRAEL — 0.94%
ADO Group Ltd.	2,881	28,077
Africa Israel Investments Ltd.[b]	24,111	15,591
Africa Israel Properties Ltd.	2,666	34,900
Airport City Ltd.[b]	6,536	63,280
Alony Hetz Properties & Investments Ltd.	19,264	138,704
Alrov Properties and Lodgings Ltd.	1	14

Security	Shares	Value
Amot Investments Ltd.	24,123	$74,245
Azrieli Group	6,536	261,114
Big Shopping Centers Ltd.	688	33,849
Blue Square Real Estate Ltd.	946	28,923
Gazit-Globe Ltd.	19,006	190,307
Jerusalem Oil Exploration[b]	1,806	70,125
Melisron Ltd.	3,698	137,575
Nitsba Holdings 1995 Ltd.[b]	5,246	92,225
Norstar Holdings Inc.	3,354	66,065
REIT 1 Ltd.	35,045	92,057
Sella Capital Real Estate Ltd.	31,691	46,532
Summit Real Estate Holdings Ltd.[b]	7,740	31,710

		1,405,293
ITALY — 0.16%
Beni Stabili SpA SIIQ	221,192	171,476
Immobiliare Grande Distribuzione SIIQ SpA	66,607	59,629
Prelios SpA[a,b]	46,655	17,134

		248,239
JAPAN — 27.86%
Activia Properties Inc.	108	451,785
Advance Residence Investment Corp.	258	543,725
Aeon Mall Co. Ltd.	25,880	395,660
AEON REIT Investment Corp.	172	181,242
Airport Facilities Co. Ltd.	4,300	19,567
Comforia Residential REIT Inc.	92	173,223
Daibiru Corp.	12,900	99,956
Daikyo Inc.	43,000	72,525
Daito Trust Construction Co. Ltd.	17,200	1,741,327
Daiwa House Industry Co. Ltd.	142,500	3,507,024
Daiwa House REIT Investment Corp.	67	245,869
Daiwa House Residential Investment Corp.	129	262,599
Daiwa Office Investment Corp.	86	415,046
Frontier Real Estate Investment Corp.	86	332,827
Fukuoka REIT Corp.	129	190,648
Global One Real Estate Investment Corp.	43	128,894
GLP J-REIT	559	534,426
Goldcrest Co. Ltd.	4,300	79,598
Hankyu REIT Inc.	129	135,823
Heiwa Real Estate Co. Ltd.	8,600	91,770

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL DEVELOPED PROPERTY ETF

September 30, 2015

Security	Shares	Value
Heiwa Real Estate REIT Inc.	172	$125,950
Hoshino Resorts REIT Inc.	11	98,919
Hulic Co. Ltd.	98,900	889,369
Hulic Reit Inc.	172	226,911
Ichigo Office REIT Investment	301	207,595
Industrial & Infrastructure Fund Investment Corp.	86	374,116
Invesco Office J-Reit Inc.	129	100,817
Invincible Investment Corp.	602	334,766
Japan Excellent Inc.	258	283,926
Japan Hotel REIT Investment Corp.	688	438,312
Japan Logistics Fund Inc.	172	308,915
Japan Prime Realty Investment Corp.	172	557,943
Japan Real Estate Investment Corp.	301	1,384,804
Japan Rental Housing Investments Inc.	344	224,326
Japan Retail Fund Investment Corp.	520	1,005,569
Keihanshin Building Co. Ltd.	8,600	48,901
Kenedix Office Investment Corp.	86	408,583
Kenedix Residential Investment Corp.	86	221,884
Kenedix Retail REIT Corp.	43	82,794
Leopalace21 Corp.[b]	55,900	259,512
MCUBS MidCity Investment Corp.	43	111,840
Mitsubishi Estate Co. Ltd.	301,000	6,121,033
Mitsui Fudosan Co. Ltd.	211,556	5,763,848
Mori Hills REIT Investment Corp.	258	303,099
MORI TRUST Sogo REIT Inc.	215	367,653
Nippon Accommodations Fund Inc.	86	286,152
Nippon Building Fund Inc.	301	1,455,175
Nippon Prologis REIT Inc.	387	701,844
NIPPON REIT Investment Corp.	86	184,976
Nomura Real Estate Holdings Inc.	25,800	516,151
Nomura Real Estate Master Fund Inc.[a,b]	325	414,645
Nomura Real Estate Office Fund Inc.[b]	88	393,272
Nomura Real Estate Residential Fund Inc.[b]	44	243,687
NTT Urban Development Corp.	21,500	196,931
Orix JREIT Inc.	473	639,408
Premier Investment Corp.	48	238,868
SAMTY Co. Ltd.	4,300	38,991
Samty Residential Investment Corp.	43	30,626

Security	Shares	Value
Sekisui House Reit Inc.[b]	172	$177,795
Sekisui House SI Residential Investment Corp.	215	183,827
SIA Reit Inc.	17	62,598
Starts Proceed Investment Corp.	43	60,964
Sumitomo Realty & Development Co. Ltd.	101,000	3,197,019
Takara Leben Co. Ltd.	17,200	83,871
TOC Co. Ltd.	21,500	150,077
Tokyo Tatemono Co. Ltd.	43,000	510,191
Tokyo Theatres Co. Inc.	43,000	47,393
Tokyu Fudosan Holdings Corp.	111,800	740,261
TOKYU REIT Inc.	215	276,997
Top REIT Inc.	43	166,054
United Urban Investment Corp.	559	745,862
Unizo Holdings Co. Ltd.	4,300	179,877

		41,778,431
NETHERLANDS — 0.84%
Brack Capital Properties NVb	602	35,001
Eurocommercial Properties NV	10,148	442,007
NSI NV	28,122	108,739
VastNed Retail NV	4,085	176,604
Wereldhave NV	8,600	494,963

		1,257,314
NEW ZEALAND — 0.58%
Argosy Property Ltd.	169,850	114,085
Goodman Property Trust	213,710	158,584
Kiwi Property Group Ltd.	267,675	220,033
Precinct Properties New Zealand Ltd.	206,056	149,609
Property for Industry Ltd.	93,009	88,057
Stride Property Ltd.[a]	65,145	83,138
Vital Healthcare Property Trust	58,824	64,347

		877,853
NORWAY — 0.21%
Entra ASA[c]	16,383	132,043
Norwegian Property ASA[b]	49,278	54,535
Olav Thon Eiendomsselskap ASA	6,407	103,278
Selvaag Bolig ASA	9,675	28,583

		318,439
SINGAPORE — 6.82%
AIMS AMP Capital Industrial REIT	120,485	114,816
Ascendas Hospitality Trust	176,300	77,493
Ascendas India Trust	154,800	93,082

24	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL DEVELOPED PROPERTY ETF

September 30, 2015

Security	Shares	Value
Ascendas REIT	438,635	$721,855
Ascott Residence Trust	180,660	155,643
Cache Logistics Trust	159,100	108,536
Cambridge Industrial Trust[a]	232,640	99,803
CapitaLand Commercial Trust Ltd.	434,300	409,285
CapitaLand Ltd.	541,800	1,021,186
CapitaLand Mall Trust	559,000	746,958
CapitaLand Retail China Trust	141,960	136,279
CDL Hospitality Trusts	146,200	133,666
City Developments Ltd.	98,900	535,572
Croesus Retail Trust[a]	113,200	66,078
Far East Hospitality Trust[a]	189,200	85,825
First REIT	120,400	109,231
Fortune REIT	301,000	281,967
Frasers Centrepoint Ltd.[a]	77,400	80,835
Frasers Centrepoint Trust	124,700	167,068
Frasers Commercial Trust	116,100	108,596
Frasers Hospitality Trust[a]	111,800	57,398
Global Logistic Properties Ltd.	666,500	956,228
GuocoLand Ltd.[a]	60,200	78,113
Ho Bee Land Ltd.	43,000	58,970
Keppel DC REIT[a]	193,500	138,807
Keppel REIT[a]	369,800	248,371
Lippo Malls Indonesia Retail Trust	395,600	89,030
Mapletree Commercial Trust	288,100	254,283
Mapletree Greater China Commercial Trust[a]	378,400	247,494
Mapletree Industrial Trust	253,740	265,000
Mapletree Logistics Trust	322,540	222,301
OUE Commercial REIT[a]	98,900	44,515
OUE Hospitality Trust	167,700	94,353
Oxley Holdings Ltd.[a]	111,800	31,058
Parkway Life REIT	81,700	132,154
Perennial Real Estate Holdings Ltd.[a,b]	90,358	59,417
Sabana Shari’ah Compliant Industrial REIT	146,200	77,629
Sinarmas Land Ltd.[a]	223,600	88,849
Soilbuild Business Space REIT	129,000	73,033
SPH REIT	167,700	110,275
Starhill Global REIT	296,700	157,542
Suntec REIT	541,800	571,559
United Industrial Corp. Ltd.[a]	46,000	98,994
UOL Group Ltd.	137,600	581,599
Wheelock Properties Singapore Ltd.[a]	60,600	64,142

Security	Shares	Value
Wing Tai Holdings Ltd.[a]	94,650	$111,165
Yoma Strategic Holdings Ltd.[a,b]	236,533	60,718

		10,226,771
SPAIN — 1.12%
Axiare Patrimonio SOCIMI SA	12,384	169,063
Hispania Activos Inmobiliarios SAb	17,200	238,746
Inmobiliaria Colonial SAb	412,843	286,640
Lar Espana Real Estate SOCIMI SA	12,513	119,423
Merlin Properties SOCIMI SAb	71,720	852,612
Realia Business SAb	22,489	16,568

		1,683,052
SWEDEN — 2.28%
Atrium Ljungberg AB Class B	10,449	157,725
Castellum AB	36,851	517,150
D. Carnegie & Co. ABb	7,436	46,990
Dios Fastigheter AB	10,363	68,576
Fabege AB	30,272	442,870
Fastighets AB Balder Class Ba,b	15,652	296,354
FastPartner AB	2,537	34,257
Hemfosa Fastigheter AB	29,084	309,495
Hufvudstaden AB Class A	25,198	328,981
Klovern AB Class B	96,449	90,848
Kungsleden AB	33,884	227,252
NP3 Fastigheter AB	7,052	30,522
Platzer Fastigheter Holding AB	8,170	33,802
Sagax AB	15,867	112,092
Tribona AB	7,439	33,438
Victoria Park AB Class Bb	22,274	30,541
Wallenstam AB Class B	46,913	384,833
Wihlborgs Fastigheter AB	15,007	268,396

		3,414,122
SWITZERLAND — 1.80%
Allreal Holding AG Registered	3,010	392,769
Hiag Immobilien AG	645	58,750
Intershop Holdings AG	301	125,070
Mobimo Holding AG Registered	1,333	268,210
PSP Swiss Property AG Registered	8,600	705,005
Swiss Prime Site AG Registered	14,921	1,087,274
Zug Estates Holding AG Bearer	43	61,963

		2,699,041
UNITED KINGDOM — 12.13%
Assura PLC	210,270	174,382
Big Yellow Group PLC	32,078	351,793
British Land Co. PLC (The)	218,741	2,778,268

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL DEVELOPED PROPERTY ETF

September 30, 2015

Security	Shares	Value
Capital & Counties Properties PLC	158,971	$1,045,800
CLS Holdings PLC[b]	3,655	105,192
Daejan Holdings PLC	1,978	190,557
Derwent London PLC	23,650	1,303,629
Development Securities PLC	27,305	101,333
Empiric Student Property PLC	50,740	83,584
Grainger PLC	90,257	325,386
Great Portland Estates PLC	73,573	952,852
Hammerson PLC	167,743	1,584,243
Hansteen Holdings PLC	149,898	274,059
Helical Bar PLC	22,962	142,692
Intu Properties PLC	175,268	875,046
Land Securities Group PLC	171,226	3,265,400
LondonMetric Property PLC	128,484	319,373
McKay Securities PLC	19,694	74,653
Primary Health Properties PLC	24,510	150,362
Quintain Estates & Development PLC[b]	117,216	249,906
Raven Russia Ltd.[a,b]	120,056	69,105
Redefine International PLC/Isle of Man	219,171	174,792
Safestore Holdings PLC	44,978	200,814
Schroder REIT Ltd.	111,026	97,963
SEGRO PLC	159,014	1,034,521
Shaftesbury PLC	59,383	824,845
ST Modwen Properties PLC	40,119	252,440
Tritax Big Box REIT PLC	141,470	273,222
UNITE Group PLC (The)	47,988	474,664
Urban & Civic PLC	20,511	83,265
Workspace Group PLC	25,456	361,688

		18,195,829

TOTAL COMMON STOCKS
(Cost: $149,032,864)		148,696,316

INVESTMENT COMPANIES — 0.42%

UNITED KINGDOM — 0.42%
F&C Commercial Property Trust Ltd.	165,421	346,290
Picton Property Income Ltd.	117,390	122,693
UK Commercial Property Trust Ltd.	121,088	157,373

		626,356

TOTAL INVESTMENT COMPANIES
(Cost: $529,162)		626,356

Security	Shares	Value
RIGHTS — 0.00%

UNITED KINGDOM — 0.00%
Assura PLC[b]	43,032	$3,096

		3,096

TOTAL RIGHTS
(Cost: $0)		3,096

SHORT-TERM INVESTMENTS — 3.04%

MONEY MARKET FUNDS — 3.04%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[d,e,f]	3,308,785	3,308,785
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%[d,e,f]	181,367	181,367
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[d,e]	1,063,529	1,063,529

		4,553,681

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,553,681)		4,553,681

TOTAL INVESTMENTS IN SECURITIES — 102.63%
(Cost: $154,115,707)		153,879,449
Other Assets, Less Liabilities — (2.63)%		(3,938,319)

NET ASSETS — 100.00%		$149,941,130

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

26	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® LATIN AMERICA 40 ETF

September 30, 2015

Security	Shares	Value
COMMON STOCKS — 79.25%

BRAZIL — 24.04%
Ambev SA ADR	7,240,842	$35,480,124
Banco do Brasil SA	1,839,400	7,021,404
BM&FBovespa SA-Bolsa de Valores Mercadorias e Futuros	2,808,100	7,813,696
BRF SA ADR	1,077,026	19,160,293
CCR SA	1,423,900	4,351,853
Cia. Siderurgica Nacional SA ADR[a]	1,138,625	1,091,144
Cielo SA	1,335,248	12,293,020
CPFL Energia SA ADR	506,643	3,799,823
Embraer SA ADR	268,119	6,858,484
Ultrapar Participacoes SA	714,300	11,982,883

		109,852,724
CHILE — 12.30%
Banco de Chile	45,178,889	4,698,107
Banco Santander Chile ADR	255,878	4,662,097
Cencosud SA	1,908,796	3,708,318
Empresa Nacional de Electricidad SA/Chile ADR	179,987	6,391,338
Empresas CMPC SA	2,057,336	5,282,600
Empresas COPEC SA	834,377	7,553,129
Enersis SA ADR	630,254	7,966,411
LATAM Airlines Group SA ADR[a,b]	575,123	2,806,600
SACI Falabella	1,763,047	10,899,167
Sociedad Quimica y Minera de Chile SA ADR	152,768	2,221,247

		56,189,014
COLOMBIA — 2.08%
Bancolombia SA ADR	186,035	5,990,327
Ecopetrol SA ADR	406,026	3,491,824

		9,482,151
MEXICO — 36.08%
Alfa SAB de CV	6,074,600	11,818,169
America Movil SAB de CV	50,847,300	42,065,833
Cemex SAB de CV CPO[b]	22,164,502	15,420,035
Fomento Economico Mexicano SAB de CV	3,557,200	31,752,262
Grupo Elektra SAB de CVa	92,300	1,581,764
Grupo Financiero Banorte SAB de CV	4,565,400	22,306,054
Grupo Televisa SAB	3,601,000	18,741,541
Wal-Mart de Mexico SAB de CV	8,628,200	21,134,234

		164,819,892

Security	Shares	Value
PERU — 4.75%
Cia. de Minas Buenaventura SA ADR	304,751	$1,816,316
Credicorp Ltd.	110,296	11,731,082
Southern Copper Corp.[a]	305,751	8,169,667

		21,717,065

TOTAL COMMON STOCKS
(Cost: $591,673,867)		362,060,846

PREFERRED STOCKS — 20.49%

BRAZIL — 20.49%
Banco Bradesco SA ADR	4,154,954	22,270,553
Cia. Energetica de Minas Gerais ADR	1,188,726	2,115,932
Gerdau SA ADR	1,473,599	2,018,831
Itau Unibanco Holding SA ADR[a]	4,998,538	33,090,322
Itausa – Investimentos Itau SA	5,890,207	10,561,679
Petroleo Brasileiro SA ADR[b]	3,365,489	12,384,999
Vale SA ADR	3,336,493	11,177,252

		93,619,568

TOTAL PREFERRED STOCKS
(Cost: $400,246,948)		93,619,568

SHORT-TERM INVESTMENTS — 1.45%

MONEY MARKET FUNDS — 1.45%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[c,d,e]	5,929,770	5,929,770
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%[c,d,e]	325,032	325,032
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[c,d]	341,494	341,494

		6,596,296

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,596,296)		6,596,296

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® LATIN AMERICA 40 ETF

September 30, 2015

Value
TOTAL INVESTMENTS IN SECURITIES — 101.19%
(Cost: $998,517,111)	$462,276,710
Other Assets, Less Liabilities — (1.19)%	(5,415,079)

NET ASSETS — 100.00%	$456,861,631

ADR  —  American Depositary Receipts

CPO  —  Certificates of Participation (Ordinary)

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

28	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

September 30, 2015

	iShares Asia 50 ETF	iShares Emerging Markets Infrastructure ETF	iShares Europe ETF

ASSETS
Investments, at cost:
Unaffiliated	$319,955,756	$56,672,758	$3,158,362,298
Affiliated (Note 2)	4,390,840	1,395,812	12,826,739

Total cost of investments	$324,346,596	$58,068,570	$3,171,189,037

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$318,524,409	$53,193,309	$2,658,578,292
Affiliated (Note 2)	4,390,840	1,395,812	12,826,739

Total fair value of investments	322,915,249	54,589,121	2,671,405,031
Foreign currency, at value[b]	759,741	50,461	5,026,259
Receivables:
Investment securities sold	4,214,288	2,763,824	—
Dividends and interest	1,065,294	261,714	6,957,695

Total Assets	328,954,572	57,665,120	2,683,388,985

LIABILITIES
Payables:
Investment securities purchased	33,858	2,806,588	—
Collateral for securities on loan (Note 1)	4,126,410	1,330,789	11,834,866
Capital shares redeemed	4,180,430	—	—
Foreign taxes (Note 1)	11,888	—	—
Investment advisory fees (Note 2)	144,307	33,305	1,342,129

Total Liabilities	8,496,893	4,170,682	13,176,995

NET ASSETS	$320,457,679	$53,494,438	$2,670,211,990

Net assets consist of:
Paid-in capital	$342,397,648	$75,045,251	$3,455,498,936
Undistributed net investment income	5,510,669	229,666	7,621,161
Accumulated net realized loss	(26,013,075)	(18,299,306)	(292,893,635)
Net unrealized depreciation	(1,437,563)	(3,481,173)	(500,014,472)

NET ASSETS	$320,457,679	$53,494,438	$2,670,211,990

Shares outstanding[c]	7,700,000	1,950,000	67,250,000

Net asset value per share	$41.62	$27.43	$39.71

[a]	Securities on loan with values of $3,914,824, $1,261,401 and $11,163,873, respectively. See Note 1.
[b]	Cost of foreign currency: $759,154, $51,637 and $5,044,383, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	29

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2015

	iShares International Developed Property ETF	iShares Latin America 40 ETF

ASSETS
Investments, at cost:
Unaffiliated	$149,562,026	$991,920,815
Affiliated (Note 2)	4,553,681	6,596,296

Total cost of investments	$154,115,707	$998,517,111

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$149,325,768	$455,680,414
Affiliated (Note 2)	4,553,681	6,596,296

Total fair value of investments	153,879,449	462,276,710
Foreign currency, at value[b]	156,147	1,656,185
Receivables:
Investment securities sold	87,850	—
Dividends and interest	520,215	654,424

Total Assets	154,643,661	464,587,319

LIABILITIES
Payables:
Investment securities purchased	—	1,280,606
Collateral for securities on loan (Note 1)	3,490,152	6,254,802
Capital shares redeemed	149,594	—
Distribution to shareholders	1,002,135	—
Securities related to in-kind transactions (Note 4)	405	—
Investment advisory fees (Note 2)	60,245	190,280

Total Liabilities	4,702,531	7,725,688

NET ASSETS	$149,941,130	$456,861,631

Net assets consist of:
Paid-in capital	$188,736,752	$1,575,841,871
Undistributed (distributions in excess of) net investment income	(3,125,449)	3,021,475
Accumulated net realized loss	(35,431,845)	(585,775,505)
Net unrealized depreciation	(238,328)	(536,226,210)

NET ASSETS	$149,941,130	$456,861,631

Shares outstanding[c]	4,300,000	20,250,000

Net asset value per share	$34.87	$22.56

[a]	Securities on loan with values of $3,243,439 and $5,991,110, respectively. See Note 1.
[b]	Cost of foreign currency: $156,147 and $1,629,546, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

30	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended September 30, 2015

	iShares Asia 50 ETF	iShares Emerging Markets Infrastructure ETF	iShares Europe ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$8,352,316	$1,360,713	$57,557,844
Interest — unaffiliated	13	—	—
Interest — affiliated (Note 2)	36	6	59
Securities lending income — affiliated — net (Note 2)	29,170	4,282	67,038

	8,381,535	1,365,001	57,624,941
Less: Other foreign taxes (Note 1)	(35,987)	—	—

Total investment income	8,345,548	1,365,001	57,624,941

EXPENSES
Investment advisory fees (Note 2)	1,015,734	260,674	8,640,947

Total expenses	1,015,734	260,674	8,640,947

Net investment income	7,329,814	1,104,327	48,983,994

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(6,125,446)	(2,779,275)	(16,880,465)
In-kind redemptions — unaffiliated	3,498,668	3,174,466	7,219,799
Foreign currency transactions	(61,330)	(7,806)	72,187

Net realized gain (loss)	(2,688,108)	387,385	(9,588,479)

Net change in unrealized appreciation/depreciation on:
Investments	(72,575,512)	(10,710,638)	(291,972,674)
Translation of assets and liabilities in foreign currencies	2,264	(320)	158,054

Net change in unrealized appreciation/depreciation	(72,573,248)	(10,710,958)	(291,814,620)

Net realized and unrealized loss	(75,261,356)	(10,323,573)	(301,403,099)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(67,931,542)	$(9,219,246)	$(252,419,105)

[a]	Net of foreign withholding tax of $894,598, $81,073 and $5,693,575, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	31

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended September 30, 2015

	iShares International Developed Property ETF	iShares Latin America 40 ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$2,708,668	$8,562,115
Interest — affiliated (Note 2)	3	43
Securities lending income — affiliated — net (Note 2)	38,900	86,428

Total investment income	2,747,571	8,648,586

EXPENSES
Investment advisory fees (Note 2)	397,242	1,550,420

Total expenses	397,242	1,550,420

Net investment income	2,350,329	7,098,166

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	320,181	(22,986,225)
In-kind redemptions — unaffiliated	481,192	(26,368,153)
Foreign currency transactions	(39,805)	(135,123)

Net realized gain (loss)	761,568	(49,489,501)

Net change in unrealized appreciation/depreciation on:
Investments	(14,989,150)	(98,934,951)
Translation of assets and liabilities in foreign currencies	6,606	13,299

Net change in unrealized appreciation/depreciation	(14,982,544)	(98,921,652)

Net realized and unrealized loss	(14,220,976)	(148,411,153)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(11,870,647)	$(141,312,987)

[a]	Net of foreign withholding tax of $237,305 and $518,855, respectively.

See notes to financial statements.

32	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Asia 50 ETF		iShares Emerging Markets Infrastructure ETF
	Six months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015	Six months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$7,329,814	$7,091,984	$1,104,327	$2,635,531
Net realized gain (loss)	(2,688,108)	(4,627,126)	387,385	2,283,397
Net change in unrealized appreciation/depreciation	(72,573,248)	26,707,134	(10,710,958)	(2,966,279)

Net increase (decrease) in net assets resulting from operations	(67,931,542)	29,171,992	(9,219,246)	1,952,649

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,169,829)	(6,599,035)	(842,427)	(2,866,218)

Total distributions to shareholders	(2,169,829)	(6,599,035)	(842,427)	(2,866,218)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	32,071,932	103,132,323	1,423,116	14,833
Cost of shares redeemed	(29,294,848)	—	(18,402,947)	(27,371,655)

Net increase (decrease) in net assets from capital share transactions	2,777,084	103,132,323	(16,979,831)	(27,356,822)

INCREASE (DECREASE) IN NET ASSETS	(67,324,287)	125,705,280	(27,041,504)	(28,270,391)

NET ASSETS
Beginning of period	387,781,966	262,076,686	80,535,942	108,806,333

End of period	$320,457,679	$387,781,966	$53,494,438	$80,535,942

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$5,510,669	$350,684	$229,666	$(32,234)

SHARES ISSUED AND REDEEMED
Shares sold	600,000	2,100,000	50,000	—
Shares redeemed	(700,000)	—	(550,000)	(800,000)

Net increase (decrease) in shares outstanding	(100,000)	2,100,000	(500,000)	(800,000)

See notes to financial statements.

FINANCIAL STATEMENTS	33

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Europe ETF		iShares International Developed Property ETF
	Six months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015	Six months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$48,983,994	$85,752,740	$2,350,329	$7,057,375
Net realized gain (loss)	(9,588,479)	134,600,214	761,568	3,130,740
Net change in unrealized appreciation/depreciation	(291,814,620)	(410,566,008)	(14,982,544)	4,886,959

Net increase (decrease) in net assets resulting from operations	(252,419,105)	(190,213,054)	(11,870,647)	15,075,074

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(58,273,710)	(117,002,448)	(2,509,918)	(6,432,941)

Total distributions to shareholders	(58,273,710)	(117,002,448)	(2,509,918)	(6,432,941)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	313,081,979	562,673,622	—	3,581,043
Cost of shares redeemed	(42,398,340)	(798,044,098)	(3,498,353)	(26,254,177)

Net increase (decrease) in net assets from capital share transactions	270,683,639	(235,370,476)	(3,498,353)	(22,673,134)

DECREASE IN NET ASSETS	(40,009,176)	(542,585,978)	(17,878,918)	(14,031,001)

NET ASSETS
Beginning of period	2,710,221,166	3,252,807,144	167,820,048	181,851,049

End of period	$2,670,211,990	$2,710,221,166	$149,941,130	$167,820,048

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$7,621,161	$16,910,877	$(3,125,449)	$(2,965,860)

SHARES ISSUED AND REDEEMED
Shares sold	7,050,000	11,700,000	—	100,000
Shares redeemed	(1,000,000)	(18,000,000)	(100,000)	(700,000)

Net increase (decrease) in shares outstanding	6,050,000	(6,300,000)	(100,000)	(600,000)

See notes to financial statements.

34	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Latin America 40 ETF
	Six months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$7,098,166	$23,763,402
Net realized loss	(49,489,501)	(37,803,403)
Net change in unrealized appreciation/depreciation	(98,921,652)	(159,811,087)

Net decrease in net assets resulting from operations	(141,312,987)	(173,851,088)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(7,243,740)	(20,145,204)

Total distributions to shareholders	(7,243,740)	(20,145,204)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	47,703,829	266,006,463
Cost of shares redeemed	(88,379,526)	(376,440,178)

Net decrease in net assets from capital share transactions	(40,675,697)	(110,433,715)

DECREASE IN NET ASSETS	(189,232,424)	(304,430,007)

NET ASSETS
Beginning of period	646,094,055	950,524,062

End of period	$456,861,631	$646,094,055

Undistributed net investment income included in net assets at end of period	$3,021,475	$3,167,049

SHARES ISSUED AND REDEEMED
Shares sold	1,500,000	6,750,000
Shares redeemed	(3,250,000)	(10,750,000)

Net decrease in shares outstanding	(1,750,000)	(4,000,000)

See notes to financial statements.

FINANCIAL STATEMENTS	35

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Asia 50 ETF
	Six months ended Sep. 30, 2015 (Unaudited)	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011
Net asset value, beginning of period	$49.72	$45.98	$46.41	$44.67	$47.84	$40.06

Income from investment operations:
Net investment income[a]	0.88	1.09	0.93	0.86	1.09	0.76
Net realized and unrealized gain (loss)[b]	(8.72)	3.71	(0.37)	1.78	(3.10)	7.75

Total from investment operations	(7.84)	4.80	0.56	2.64	(2.01)	8.51

Less distributions from:
Net investment income	(0.26)	(1.06)	(0.99)	(0.90)	(1.16)	(0.73)

Total distributions	(0.26)	(1.06)	(0.99)	(0.90)	(1.16)	(0.73)

Net asset value, end of period	$41.62	$49.72	$45.98	$46.41	$44.67	$47.84

Total return	(15.87)%[c]	10.58%	1.63%[d]	5.72%[d]	(3.92)%	21.53%

Ratios/Supplemental data:
Net assets, end of period (000s)	$320,458	$387,782	$262,077	$245,962	$201,019	$239,183
Ratio of expenses to average net assets[e]	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets[e]	3.61%	2.27%	2.04%	1.94%	2.49%	1.77%
Portfolio turnover rate[f]	5%	12%	9%	11%	8%	7%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	The total return presented was calculated using the net asset value as of March 28, 2013 (the last day the Fund’s listing exchange was open during the year ended March 31, 2013). For financial reporting purposes, the Fund’s investments were fair valued as of the reporting date of March 31, 2013 which took into account certain foreign exchanges that were open for trading on March 29, 2013. As such, the total return calculated for financial reporting purposes for the years ended March 31, 2014 and March 31, 2013 were 1.35% and 6.02%, respectively.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended September 30, 2015 and the years ended March 31, 2015, March 31, 2014, March 31, 2013, March 31, 2012 and March 31, 2011 were 3%, 12%, 9%, 11%, 8% and 7% respectively. See Note 4.

See notes to financial statements.

36	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Emerging Markets Infrastructure ETF
	Six months ended Sep. 30, 2015 (Unaudited)	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011
Net asset value, beginning of period	$32.87	$33.48	$35.65	$33.16	$35.79	$31.10

Income from investment operations:
Net investment income[a]	0.52	0.92	0.85	0.98	0.99	0.60
Net realized and unrealized gain (loss)[b]	(5.59)	(0.53)	(2.04)	2.55	(2.63)	4.99

Total from investment operations	(5.07)	0.39	(1.19)	3.53	(1.64)	5.59

Less distributions from:
Net investment income	(0.37)	(1.00)	(0.98)	(1.04)	(0.99)	(0.90)

Total distributions	(0.37)	(1.00)	(0.98)	(1.04)	(0.99)	(0.90)

Net asset value, end of period	$27.43	$32.87	$33.48	$35.65	$33.16	$35.79

Total return	(15.63)%[c]	1.18%	(3.01)%[d]	10.86%[d]	(4.45)%	18.53%

Ratios/Supplemental data:
Net assets, end of period (000s)	$53,494	$80,536	$108,806	$140,834	$119,361	$139,594
Ratio of expenses to average net assets[e]	0.75%	0.75%	0.75%	0.75%	0.72%	0.70%
Ratio of expenses to average net assets prior to waived fees[e]	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income to average net assets[e]	3.18%	2.66%	2.53%	2.95%	3.08%	1.87%
Portfolio turnover rate[f]	6%	14%	26%	18%	14%	10%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	The total return presented was calculated using the net asset value as of March 28, 2013 (the last day the Fund’s listing exchange was open during the year ended March 31, 2013). For financial reporting purposes, the Fund’s investments were fair valued as of the reporting date of March 31, 2013 which took into account certain foreign exchanges that were open for trading on March 29, 2013. As such, the total return calculated for financial reporting purposes for the years ended March 31, 2014 and March 31, 2013 were (3.12)% and 11.02%, respectively.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended September 30, 2015 and the years ended March 31, 2015, March 31, 2014 and March 31, 2013 were 5%, 14%, 25%, and 18%, respectively. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	37

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Europe ETF
	Six months ended Sep. 30, 2015 (Unaudited)	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011
Net asset value, beginning of period	$44.28	$48.19	$39.72	$37.27	$41.71	$38.41

Income from investment operations:
Net investment income[a]	0.75	1.27	1.77 [b]	1.11	1.31	0.99
Net realized and unrealized gain (loss)[c]	(4.42)	(3.57)	7.81	2.53	(4.54)	3.29

Total from investment operations	(3.67)	(2.30)	9.58	3.64	(3.23)	4.28

Less distributions from:
Net investment income	(0.90)	(1.61)	(1.11)	(1.19)	(1.21)	(0.98)

Total distributions	(0.90)	(1.61)	(1.11)	(1.19)	(1.21)	(0.98)

Net asset value, end of period	$39.71	$44.28	$48.19	$39.72	$37.27	$41.71

Total return	(8.56)%[d]	(4.99)%	24.75%	10.29%	(7.80)%	11.63%

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,670,212	$2,710,221	$3,252,807	$1,251,078	$1,036,192	$1,343,070
Ratio of expenses to average net assets[e]	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets[e]	3.40%	2.76%	3.97%[b]	3.00%	3.47%	2.64%
Portfolio turnover rate[f]	2%	4%	5%	6%	7%	5%

[a]	Based on average shares outstanding throughout each period.
[b]	Includes a one-time special distribution from Vodafone Group PLC which represented $0.70 per share and 1.56% of average net assets.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

38	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares International Developed Property ETF
	Six months ended Sep. 30, 2015 (Unaudited)	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011
Net asset value, beginning of period	$38.14	$36.37	$37.82	$31.45	$34.08	$30.79

Income from investment operations:
Net investment income[a]	0.53	1.51	1.05	1.09	1.09	1.14
Net realized and unrealized gain (loss)[b]	(3.23)	1.66	(0.93)	7.28	(2.52)	4.00

Total from investment operations	(2.70)	3.17	0.12	8.37	(1.43)	5.14

Less distributions from:
Net investment income	(0.57)	(1.40)	(1.53)	(2.00)	(1.13)	(1.85)
Return of capital	—	—	(0.04)	—	(0.07)	—

Total distributions	(0.57)	(1.40)	(1.57)	(2.00)	(1.20)	(1.85)

Net asset value, end of period	$34.87	$38.14	$36.37	$37.82	$31.45	$34.08

Total return	(7.15)%[c]	8.80%	0.26%[d]	27.79%[d]	(3.96)%	17.21%

Ratios/Supplemental data:
Net assets, end of period (000s)	$149,941	$167,820	$181,851	$196,649	$128,955	$146,544
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	2.84%	3.98%	2.82%	3.20%	3.47%	3.57%
Portfolio turnover rate[f]	13%	8%	10%	9%	8%	8%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	The total return presented was calculated using the net asset value as of March 28, 2013 (the last day the Fund’s listing exchange was open during the year ended March 31, 2013). For financial reporting purposes, the Fund’s investments were fair valued as of the reporting date of March 31, 2013 which took into account certain foreign exchanges that were open for trading on March 29, 2013. As such, the total return calculated for financial reporting purposes for the years ended March 31, 2014 and March 31, 2013 were 0.52% and 27.45%, respectively.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	39

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Latin America 40 ETF
	Six months ended Sep. 30, 2015 (Unaudited)	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011
Net asset value, beginning of period	$29.37	$36.56	$43.67	$47.68	$53.72	$48.22

Income from investment operations:
Net investment income[a]	0.32	0.88	0.99	1.12	1.30	1.00
Net realized and unrealized gain (loss)[b]	(6.81)	(7.33)	(6.87)	(3.99)	(5.94)	5.67

Total from investment operations	(6.49)	(6.45)	(5.88)	(2.87)	(4.64)	6.67

Less distributions from:
Net investment income	(0.32)	(0.74)	(1.23)	(1.14)	(1.40)	(1.17)

Total distributions	(0.32)	(0.74)	(1.23)	(1.14)	(1.40)	(1.17)

Net asset value, end of period	$22.56	$29.37	$36.56	$43.67	$47.68	$53.72

Total return	(22.37)%[c]	(17.96)%	(13.36)%	(5.93)%	(8.46)%	14.18%

Ratios/Supplemental data:
Net assets, end of period (000s)	$456,862	$646,094	$950,524	$1,473,985	$2,098,089	$2,672,520
Ratio of expenses to average net assets[d]	0.49%	0.49%	0.49%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets[d]	2.25%	2.42%	2.60%	2.59%	2.75%	2.03%
Portfolio turnover rate[e]	5%	11%	18%	11%	22%	6%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended September 30, 2015 and the years ended March 31, 2015, March 31, 2014 and March 31, 2013 were 3%, 6%, 11% and 11%, respectively. See Note 4.

See notes to financial statements.

40	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Asia 50	Non-diversified
Emerging Markets Infrastructure	Non-diversified
Europe	Diversified
International Developed Property	Diversified
Latin America 40	Non-diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

NOTES TO FINANCIAL STATEMENTS	41

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

42	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of September 30, 2015. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF	Level 1	Level 2	Level 3	Total
Asia 50
Investments:
Assets:
Common Stocks	$318,524,409	$—	$—	$318,524,409
Money Market Funds	4,390,840	—	—	4,390,840

Total	$322,915,249	$—	$—	$322,915,249

Emerging Markets Infrastructure
Investments:
Assets:
Common Stocks	$51,770,362	$1,422,947	$—	$53,193,309
Money Market Funds	1,395,812	—	—	1,395,812

Total	$53,166,174	$1,422,947	$—	$54,589,121

Europe
Investments:
Assets:
Common Stocks	$2,642,246,151	$34,394	$2	$2,642,280,547
Preferred Stocks	16,279,796	—	—	16,279,796
Rights	—	17,949	—	17,949
Money Market Funds	12,826,739	—	—	12,826,739

Total	$2,671,352,686	$52,343	$2	$2,671,405,031

International Developed Property
Investments:
Assets:
Common Stocks	$147,614,416	$1,081,898	$2	$148,696,316
Investment Companies	626,356	—	—	626,356
Rights	—	3,096	—	3,096
Money Market Funds	4,553,681	—	—	4,553,681

Total	$152,794,453	$1,084,994	$2	$153,879,449

Latin America 40
Investments:
Assets:
Common Stocks	$362,060,846	$—	$—	$362,060,846
Preferred Stocks	93,619,568	—	—	93,619,568
Money Market Funds	6,596,296	—	—	6,596,296

Total	$462,276,710	$—	$—	$462,276,710

NOTES TO FINANCIAL STATEMENTS	43

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The iShares Emerging Markets Infrastructure ETF had transfers from Level 1 to Level 2 during the period ended September 30, 2015 in the amount of $2,311,637, resulting from a temporary suspension of trading.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of September 30, 2015 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes,” and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2015, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105%

44	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of September 30, 2015, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of September 30, 2015 and the total value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of September 30, 2015:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Asia 50
Citigroup Global Markets Inc.	$1,205,702	$1,205,702	$—
JPMorgan Clearing Corp.	312,595	312,595	—
Merrill Lynch, Pierce, Fenner & Smith	582,624	582,624	—
Morgan Stanley & Co. LLC	1,813,903	1,813,903	—

	$3,914,824	$3,914,824	$—

Emerging Markets Infrastructure
JPMorgan Clearing Corp.	$89,225	$89,225	$—
Merrill Lynch, Pierce, Fenner & Smith	62,903	62,903	—
Morgan Stanley & Co. LLC	1,109,273	1,109,273	—

	$1,261,401	$1,261,401	$—

NOTES TO FINANCIAL STATEMENTS	45

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Europe
Barclays Capital Inc.	$4,289,707	$4,289,707	$—
Citigroup Global Markets Inc.	427,321	427,321	—
Credit Suisse Securities (USA) LLC	5,000,709	5,000,709	—
Goldman Sachs & Co.	263,970	263,970	—
JPMorgan Clearing Corp.	57,707	57,707	—
Merrill Lynch, Pierce, Fenner & Smith	718,035	718,035	—
Morgan Stanley & Co. LLC	406,424	406,424	—

	$11,163,873	$11,163,873	$—

International Developed Property
Barclays Capital Inc.	$157,220	$157,220	$—
Citigroup Global Markets Inc.	227,997	227,997	—
Credit Suisse Securities (USA) LLC	323,042	323,042	—
Deutsche Bank Securities Inc.	70,723	70,723	—
Goldman Sachs & Co.	963,401	963,401	—
Jefferies LLC	218,858	218,858	—
JPMorgan Clearing Corp.	48,634	48,634	—
Macquarie Capital (USA) Inc.	27,966	27,966	—
Merrill Lynch, Pierce, Fenner & Smith	253,852	253,852	—
Morgan Stanley & Co. LLC	749,583	749,583	—
Nomura Securities International Inc.	7,752	7,752	—
Scotia Capital (USA) Inc.	97,977	97,977	—
UBS Securities LLC	96,434	96,434	—

	$3,243,439	$3,243,439	$—

Latin America 40
Barclays Capital Inc.	$1,278	$1,278	$—
BNP Paribas Prime Brokerage Inc.	10,856	10,856	—
Citigroup Global Markets Inc.	272,344	272,344	—
Credit Suisse Securities (USA) LLC	41,567	41,567	—
Deutsche Bank Securities Inc.	118,394	118,394	—
Goldman Sachs & Co.	409,022	409,022	—
JPMorgan Clearing Corp.	2,111,513	2,111,513	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	1,230,021	1,230,021	—
Nomura Securities International Inc.	155,760	155,760	—
UBS Securities LLC	1,640,355	1,640,355	—

	$5,991,110	$5,991,110	$—

[a]

Collateral received in excess of the market value of securities on loan is not presented for financial reporting purposes. The total collateral received is disclosed in each Fund’s statement of assets and liabilities.

46	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Asia 50	0.50%
International Developed Property	0.48

For its investment advisory services to the iShares Emerging Markets Infrastructure ETF, BFA is entitled to an annual investment advisory fee of 0.75% based on the average daily net assets of the Fund. In addition, the Fund indirectly pays its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through July 31, 2017 in an amount equal to the acquired fund fees and expenses attributable to the Fund’s investments in other iShares funds, if any.

For its investment advisory services to the iShares Europe ETF, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.6000%		First $12 billion
0.5700	[a]	Over $12 billion, up to and including $21 billion
0.5415	[a]	Over $21 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

Effective July 1, 2015, for its investment advisory services to the iShares Latin America 40 ETF, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.5000%		First $46 billion
0.4750	[a]	Over $46 billion, up to and including $81 billion
0.4513	[a]	Over $81 billion, up to and including $111 billion
0.4287	[a]	Over $111 billion, up to and including $141 billion
0.4073	[a]	Over $141 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

NOTES TO FINANCIAL STATEMENTS	47

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Prior to July 1, 2015, for its investment advisory services to the iShares Latin America 40 ETF, BFA was entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.5000%		First $46 billion
0.4750	[a]	Over $46 billion, up to and including $81 billion
0.4513	[a]	Over $81 billion, up to and including $141 billion
0.4287	[a]	Over $141 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the six months ended September 30, 2015, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
Asia 50	$8,586
Emerging Markets Infrastructure	1,361
Europe	18,945
International Developed Property	10,727
Latin America 40	23,296

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trades for the six months ended September 30, 2015, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as

48	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

The iShares Emerging Markets Infrastructure ETF, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the Fund’s underlying index.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended September 30, 2015 were as follows:

iShares ETF	Purchases	Sales
Asia 50	$27,698,257	$21,180,337
Emerging Markets Infrastructure	3,819,161	6,011,102
Europe	92,843,635	43,477,358
International Developed Property	20,813,963	20,866,389
Latin America 40	29,066,334	36,679,775

In-kind transactions (see Note 4) for the six months ended September 30, 2015 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Asia 50	$19,096,247	$18,109,358
Emerging Markets Infrastructure	1,213,892	15,962,075
Europe	253,554,131	41,237,172
International Developed Property	—	3,348,759
Latin America 40	38,499,029	71,571,613

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.

NOTES TO FINANCIAL STATEMENTS	49

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its investment in equity instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Each Fund invests a substantial amount of its assets in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

The iShares Emerging Markets Infrastructure ETF and iShares International Developed Property ETF each invests all or substantially all of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions affecting those market sectors may have a significant impact on its investment performance.

50	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The United States and the European Union, along with the regulatory bodies of a number of countries including Japan, Australia and Canada (collectively, “Sanctioning Bodies”), have imposed sectorial economic sanctions on certain Russian individuals and Russian corporate entities which include prohibitions on transacting in or dealing in new debt of longer than 30 or 90 days maturity or new equity of such issuers. Securities held by the iShares Emerging Markets Infrastructure ETF issued prior to the date of the sanctions being imposed are not currently subject to any restrictions under the sanctions. However, compliance with each of these sanctions may impair the ability of a Fund to buy, sell, hold, receive or deliver the affected securities or other securities of such issuers. The Sanctioning Bodies could also institute broader sanctions on Russia. These sanctions, or even the threat of further sanctions, may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble or other adverse consequences to the Russian economy. Current or future sanctions may result in Russia taking counter measures or retaliatory actions, which may further impair the value and liquidity of Russian securities. These retaliatory measures may include the immediate freeze of Russian assets held by a Fund.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTES TO FINANCIAL STATEMENTS	51

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of March 31, 2015, the Funds’ fiscal year-end, the following Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total
Asia 50	$10,632,833	$—	$4,137,780	$114,299	$1,228,150	$16,113,062
Emerging Markets Infrastructure	15,951,234	—	—	7,454	506,438	16,465,126
Europe	67,577,906	—	47,090,987	70,049,884	32,616,997	217,335,774
International Developed Property	15,525,779	37,441	1,561,084	8,281,169	5,300,031	30,705,504
Latin America 40	276,437,513	844,965	23,841,805	201,370,437	—	502,494,720

[a]	Must be utilized prior to losses subject to expiration.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of September 30, 2015, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Asia 50	$332,467,261	$31,949,195	$(41,501,207)	$(9,552,012)
Emerging Markets Infrastructure	58,583,302	8,267,573	(12,261,754)	(3,994,181)
Europe	3,226,191,612	112,050,226	(666,836,807)	(554,786,581)
International Developed Property	162,707,344	14,876,184	(23,704,079)	(8,827,895)
Latin America 40	1,018,804,593	3,344,079	(559,871,962)	(556,527,883)
Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2015, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

52	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract

iSHARES® TRUST

I. iShares Asia 50 ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 1, 2015 and May 6, 2015, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 21, 2015, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 24-25, 2015, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the applicable Lipper Groups. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Lipper Group.

The Board also reviewed statistical information prepared by Lipper regarding the performance of the Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2014, and a comparison of the Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as the Fund, Lipper also provided, and the Board reviewed, a comparison of the Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Fund generally performed in line with its respective performance benchmark index over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that have different investment objective and/or

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iSHARES® TRUST

benchmark from the Fund. In addition, the Board noted that the Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Fund’s performance in comparison with its relevant benchmark index. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 24-25, 2015 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Fund based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analyses and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception,

54	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increases. In addition, the Board noted that should material economies of scale exist in the future, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objective and strategy as the Fund or that track the same index or a similar index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different, generally more extensive services provided to the Fund, as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	55

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

II. iShares Emerging Markets Infrastructure ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 1, 2015 and May 6, 2015, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 21, 2015, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 24-25, 2015, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the Fund’s Lipper Group. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Lipper Group. The Board further noted that the Fund’s Lipper Group contained only five funds.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2014, and a

56	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

comparison of the Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as the Fund, Lipper also provided, and the Board reviewed, a comparison of the Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Fund generally performed in line with its performance benchmark index over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that have a different investment objective and/or benchmark from the Fund. In addition, the Board noted that the Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Fund’s performance in comparison with its benchmark index. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 24-25, 2015 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Fund based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

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Board Review and Approval of Investment Advisory

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Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that should material economies of scale exist in the future, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund or that track the same index or a similar index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different, generally more extensive services provided to the Fund, as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an

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underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

III. iShares Europe ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 1, 2015 and May 6, 2015, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 21, 2015, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 24-25, 2015, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the Fund’s Lipper Group. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of waivers and

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reimbursements) of the funds in its Lipper Group. The Board further noted that the Fund’s investment advisory fee rate and overall expenses (net of waivers and reimbursements) were 1.6 basis points higher than that of a competitor fund in the Lipper Group that was ranked in the 3rd Lipper quintile.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2014, and a comparison of the Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as the Fund, Lipper also provided, and the Board reviewed, a comparison of the Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Fund generally performed in line with its performance benchmark index over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that have a different investment objective and/or benchmark from the Fund. In addition, the Board noted that the Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Fund’s performance in comparison with its benchmark index. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 24-25, 2015 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Fund based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had

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focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objective and strategy as the Fund or that track the same index or a similar index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different, generally more extensive services provided to the Fund, as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s

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securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

IV. iShares International Developed Property ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 1, 2015 and May 6, 2015, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 21, 2015, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 24-25, 2015, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to

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Contract (Continued)

iSHARES® TRUST

Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the Fund’s Lipper Group. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2014, and a comparison of the Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as the Fund, Lipper also provided, and the Board reviewed, a comparison of the Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Fund generally performed in line with its performance benchmark index over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that have a different investment objective and/or benchmark from the Fund. In addition, the Board noted that the Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Fund’s performance in comparison with its benchmark index. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 24-25, 2015 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

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Costs of Services Provided to the Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Fund based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that should material economies of scale exist in the future, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objective and strategy as the Fund or that track the same index or a similar index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different, generally more extensive services provided to the Fund, as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for the

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Contract (Continued)

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Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

V. iShares Latin America 40 ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 1, 2015 and May 6, 2015, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 21, 2015, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 24-25, 2015, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees,

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waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the Fund’s Lipper Group. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2014, and a comparison of the Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as the Fund, Lipper also provided, and the Board reviewed, a comparison of the Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Fund generally performed in line with its performance benchmark index over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that have a different investment objective and/or benchmark from the Fund. In addition, the Board noted that the Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Fund’s performance in comparison with its benchmark index. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 24-25, 2015 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

66	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Fund based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate, and that, following negotiations, BFA and the Board had agreed to revise the Advisory Contract for the Fund to provide for additional breakpoints, as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that the revisions to the Advisory Contract to provide additional breakpoints had been subject to further negotiation after receipt of management’s proposal, and that at the request of the Board, management had modified its initial proposal regarding adding additional breakpoints to the Fund. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objective and strategy as the Fund or that track the same index or a similar index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different, generally more extensive services provided to the Fund, as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	67

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

68	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	69

Notes:

70	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2015 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-34-0915

SEPTEMBER 30, 2015

2015 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares Russell Top 200 ETF | IWL | NYSE Arca
➢	iShares Russell Top 200 Growth ETF | IWY | NYSE Arca
➢	iShares Russell Top 200 Value ETF | IWX | NYSE Arca
➢	iShares Russell 1000 ETF | IWB | NYSE Arca
➢	iShares Russell 1000 Growth ETF | IWF | NYSE Arca
➢	iShares Russell 1000 Value ETF | IWD | NYSE Arca
➢	iShares Russell 2000 ETF | IWM | NYSE Arca
➢	iShares Russell 2000 Growth ETF | IWO | NYSE Arca
➢	iShares Russell 2000 Value ETF | IWN | NYSE Arca

Fund Performance Overview

iSHARES® RUSSELL TOP 200 ETF

Performance as of September 30, 2015

The iShares Russell Top 200 ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization U.S. equities, as represented by the Russell Top 200® Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2015, the total return for the Fund was -5.55%, net of fees, while the total return for the Index was -5.50%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(0.94)%	(1.09)%	(0.79)%	(0.94)%	(1.09)%	(0.79)%
5 Years	13.22%	13.18%	13.42%	86.03%	85.70%	87.68%
Since Inception	12.03%	12.01%	12.24%	98.30%	98.02%	100.39%

The inception date of the Fund was 9/22/09. The first day of secondary market trading was 9/25/09.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period [a]	Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$944.50	$0.73	$1,000.00	$1,024.30	$0.76	0.15%

[a]

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 14 for more information.

ALLOCATION BY SECTOR

As of 9/30/15

Sector	Percentage of Total Investments*

Information Technology	21.80%
Health Care	16.26
Financials	15.33
Consumer Discretionary	12.22
Consumer Staples	10.50
Industrials	9.72
Energy	7.39
Telecommunication Services	2.85
Materials	2.06
Utilities	1.87

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/15

Security	Percentage of Total Investments*

Apple Inc.	4.69%
Microsoft Corp.	2.64
Exxon Mobil Corp.	2.29
Johnson & Johnson	1.91
General Electric Co.	1.87
Berkshire Hathaway Inc. Class B	1.79
Wells Fargo & Co.	1.77
JPMorgan Chase & Co.	1.67
AT&T Inc.	1.46
Procter & Gamble Co. (The)	1.44

TOTAL	21.53%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® RUSSELL TOP 200 GROWTH ETF

Performance as of September 30, 2015

The iShares Russell Top 200 Growth ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization U.S. equities that exhibit growth characteristics, as represented by the Russell Top 200® Growth Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2015, the total return for the Fund was -3.53%, net of fees, while the total return for the Index was -3.45%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	3.67%	3.50%	3.87%	3.67%	3.50%	3.87%
5 Years	14.68%	14.65%	14.93%	98.34%	98.09%	100.49%
Since Inception	13.77%	13.75%	14.02%	117.53%	117.27%	120.35%

The inception date of the Fund was 9/22/09. The first day of secondary market trading was 9/25/09.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period [a]	Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$964.70	$0.98	$1,000.00	$1,024.00	$1.01	0.20%

[a]

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 14 for more information.

ALLOCATION BY SECTOR

As of 9/30/15

Sector	Percentage of Total Investments*

Information Technology	30.90%
Consumer Discretionary	19.86
Health Care	18.30
Consumer Staples	12.53
Industrials	9.19
Financials	2.95
Materials	2.86
Telecommunication Services	2.76
Energy	0.62
Utilities	0.03

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/15

Security	Percentage of Total Investments*

Apple Inc.	9.05%
Microsoft Corp.	2.89
Amazon.com Inc.	2.78
Facebook Inc. Class A	2.77
Alphabet, Inc. Class A	2.62
Alphabet, Inc. Class C	2.55
Walt Disney Co. (The)	2.47
Verizon Communications Inc.	2.35
Coca-Cola Co. (The)	2.24
Home Depot Inc. (The)	2.14

TOTAL	31.86%

*	Excludes money market funds.

6	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® RUSSELL TOP 200 VALUE ETF

Performance as of September 30, 2015

The iShares Russell Top 200 Value ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization U.S. equities that exhibit value characteristics, as represented by the Russell Top 200® Value Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2015, the total return for the Fund was -7.66%, net of fees, while the total return for the Index was -7.60%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(5.59)%	(5.75)%	(5.44)%	(5.59)%	(5.75)%	(5.44)%
5 Years	11.62%	11.61%	11.88%	73.30%	73.18%	75.32%
Since Inception	10.18%	10.16%	10.43%	79.34%	79.16%	81.71%

The inception date of the Fund was 9/22/09. The first day of secondary market trading was 9/25/09.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period [a]	Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$923.40	$0.96	$1,000.00	$1,024.00	$1.01	0.20%

[a]

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 14 for more information.

ALLOCATION BY SECTOR

As of 9/30/15

Sector	Percentage of Total Investments*

Financials	28.61%
Energy	14.66
Health Care	14.06
Information Technology	12.04
Industrials	10.29
Consumer Staples	8.31
Consumer Discretionary	4.03
Utilities	3.85
Telecommunication Services	2.95
Materials	1.20

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/15

Security	Percentage of Total Investments*

Exxon Mobil Corp.	4.75%
General Electric Co.	3.88
Wells Fargo & Co.	3.66
Berkshire Hathaway Inc. Class B	3.47
JPMorgan Chase & Co.	3.46
Johnson & Johnson	3.45
Procter & Gamble Co. (The)	2.98
Pfizer Inc.	2.96
AT&T Inc.	2.59
Bank of America Corp.	2.50

TOTAL	33.70%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® RUSSELL 1000 ETF

Performance as of September 30, 2015

The iShares Russell 1000 ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization U.S. equities, as represented by the Russell 1000® Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2015, the total return for the Fund was -6.76%, net of fees, while the total return for the Index was -6.72%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(0.72)%	(0.78)%	(0.61)%	(0.72)%	(0.78)%	(0.61)%
5 Years	13.27%	13.26%	13.42%	86.43%	86.37%	87.67%
10 Years	6.84%	6.84%	6.95%	93.79%	93.88%	95.88%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period [a]	Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$932.40	$0.72	$1,000.00	$1,024.30	$0.76	0.15%

[a]

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 14 for more information.

ALLOCATION BY SECTOR

As of 9/30/15

Sector	Percentage of Total Investments*

Information Technology	19.69%
Financials	17.57
Health Care	14.25
Consumer Discretionary	13.62
Industrials	10.58
Consumer Staples	9.14
Energy	6.63
Utilities	3.14
Materials	3.10
Telecommunication Services	2.28

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/15

Security	Percentage of Total Investments*

Apple Inc.	3.28%
Microsoft Corp.	1.85
Exxon Mobil Corp.	1.60
Johnson & Johnson	1.34
General Electric Co.	1.31
Berkshire Hathaway Inc. Class B	1.25
Wells Fargo & Co.	1.24
JPMorgan Chase & Co.	1.17
AT&T Inc.	1.02
Procter & Gamble Co. (The)	1.01

TOTAL	15.07%

*	Excludes money market funds.

8	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® RUSSELL 1000 GROWTH ETF

Performance as of September 30, 2015

The iShares Russell 1000 Growth ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization U.S. equities that exhibit growth characteristics, as represented by the Russell 1000® Growth Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2015, the total return for the Fund was -5.25%, net of fees, while the total return for the Index was -5.18%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	3.00%	2.91%	3.17%	3.00%	2.91%	3.17%
5 Years	14.25%	14.24%	14.47%	94.67%	94.54%	96.58%
10 Years	7.90%	7.89%	8.09%	113.84%	113.70%	117.64%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period [a]	Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$947.50	$0.97	$1,000.00	$1,024.00	$1.01	0.20%

[a]

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 14 for more information.

ALLOCATION BY SECTOR

As of 9/30/15

Sector	Percentage of Total Investments*

Information Technology	27.72%
Consumer Discretionary	21.47
Health Care	16.79
Consumer Staples	11.21
Industrials	11.09
Financials	5.43
Materials	3.48
Telecommunication Services	2.07
Energy	0.69
Utilities	0.05

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/15

Security	Percentage of Total Investments*

Apple Inc.	6.41%
Microsoft Corp.	2.05
Amazon.com Inc.	1.97
Facebook Inc. Class A	1.96
Alphabet Inc. Class A	1.86
Alphabet Inc. Class C	1.81
Walt Disney Co. (The)	1.75
Verizon Communications Inc.	1.66
Coca-Cola Co. (The)	1.59
Home Depot Inc. (The)	1.51

TOTAL	22.57%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® RUSSELL 1000 VALUE ETF

Performance as of September 30, 2015

The iShares Russell 1000 Value ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization U.S. equities that exhibit value characteristics, as represented by the Russell 1000® Value Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2015, the total return for the Fund was -8.34%, net of fees, while the total return for the Index was -8.30%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(4.56)%	(4.64)%	(4.42)%	(4.56)%	(4.64)%	(4.42)%
5 Years	12.06%	12.05%	12.29%	76.71%	76.64%	78.50%
10 Years	5.55%	5.54%	5.71%	71.60%	71.42%	74.23%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period [a]	Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$916.60	$0.96	$1,000.00	$1,024.00	$1.01	0.20%

[a]

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 14 for more information.

ALLOCATION BY SECTOR

As of 9/30/15

Sector	Percentage of Total Investments*

Financials	30.30%
Energy	12.85
Health Care	11.58
Information Technology	11.27
Industrials	10.05
Consumer Staples	6.96
Utilities	6.39
Consumer Discretionary	5.39
Materials	2.71
Telecommunication Services	2.50

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/15

Security	Percentage of Total Investments*

Exxon Mobil Corp.	3.29%
General Electric Co.	2.69
Wells Fargo & Co.	2.53
Berkshire Hathaway Inc. Class B	2.40
JPMorgan Chase & Co.	2.39
Johnson & Johnson	2.38
Procter & Gamble Co. (The)	2.06
Pfizer Inc.	2.05
AT&T Inc.	1.79
Bank of America Corp.	1.73

TOTAL	23.31%

*	Excludes money market funds.

10	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® RUSSELL 2000 ETF

Performance as of September 30, 2015

The iShares Russell 2000 ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities, as represented by the Russell 2000® Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2015, the total return for the Fund was -11.53%, net of fees, while the total return for the Index was -11.55%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	1.30%	1.28%	1.25%	1.30%	1.28%	1.25%
5 Years	11.75%	11.79%	11.73%	74.30%	74.56%	74.15%
10 Years	6.56%	6.57%	6.55%	88.81%	88.92%	88.55%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period [a]	Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$884.70	$0.94	$1,000.00	$1,024.00	$1.01	0.20%

[a]

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 14 for more information.

ALLOCATION BY SECTOR

As of 9/30/15

Sector	Percentage of Total Investments*

Financials	25.74%
Information Technology	17.46
Health Care	15.56
Consumer Discretionary	14.53
Industrials	12.25
Utilities	3.76
Materials	3.53
Consumer Staples	3.37
Energy	2.94
Telecommunication Services	0.86

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/15

Security	Percentage of Total Investments*

Tyler Technologies Inc.	0.30%
Anacor Pharmaceuticals Inc.	0.29
Manhattan Associates Inc.	0.28
CubeSmart	0.27
Investors Bancorp Inc.	0.26
First American Financial Corp.	0.26
Casey’s General Stores Inc.	0.24
MAXIMUS Inc.	0.24
West Pharmaceutical Services Inc.	0.24
Team Health Holdings Inc.	0.24

TOTAL	2.62%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overview

iSHARES® RUSSELL 2000 GROWTH ETF

Performance as of September 30, 2015

The iShares Russell 2000 Growth ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities that exhibit growth characteristics, as represented by the Russell 2000® Growth Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2015, the total return for the Fund was -11.29%, net of fees, while the total return for the Index was -11.34%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	4.21%	4.15%	4.04%	4.21%	4.15%	4.04%
5 Years	13.37%	13.40%	13.26%	87.28%	87.55%	86.40%
10 Years	7.70%	7.70%	7.67%	109.88%	110.02%	109.33%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period [a]	Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$887.10	$1.18	$1,000.00	$1,023.80	$1.26	0.25%

[a]

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 14 for more information.

ALLOCATION BY SECTOR

As of 9/30/15

Sector	Percentage of Total Investments*

Health Care	26.81%
Information Technology	24.49
Consumer Discretionary	18.49
Industrials	12.83
Financials	7.78
Materials	3.94
Consumer Staples	3.49
Energy	1.26
Telecommunication Services	0.80
Utilities	0.11

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/15

Security	Percentage of Total Investments*

Tyler Technologies Inc.	0.61%
Anacor Pharmaceuticals Inc.	0.58
Manhattan Associates Inc.	0.56
Casey’s General Stores Inc.	0.48
MAXIMUS Inc.	0.48
West Pharmaceutical Services Inc.	0.47
Team Health Holdings Inc.	0.47
STERIS Corp.	0.47
ABIOMED Inc.	0.47
Euronet Worldwide Inc.	0.47

TOTAL	5.06%

*	Excludes money market funds.

12	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® RUSSELL 2000 VALUE ETF

Performance as of September 30, 2015

The iShares Russell 2000 Value ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities that exhibit value characteristics, as represented by the Russell 2000® Value Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2015, the total return for the Fund was -11.86%, net of fees, while the total return for the Index was -11.80%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(1.73)%	(1.73)%	(1.60)%	(1.73)%	(1.73)%	(1.60)%
5 Years	10.02%	10.06%	10.17%	61.22%	61.47%	62.28%
10 Years	5.23%	5.24%	5.35%	66.51%	66.59%	68.33%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period [a]	Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$881.40	$1.18	$1,000.00	$1,023.80	$1.26	0.25%

[a]

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 14 for more information.

ALLOCATION BY SECTOR

As of 9/30/15

Sector	Percentage of Total Investments*

Financials	43.68%
Industrials	11.68
Consumer Discretionary	10.57
Information Technology	10.43
Utilities	7.41
Energy	4.62
Health Care	4.33
Consumer Staples	3.24
Materials	3.12
Telecommunication Services	0.92

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/15

Security	Percentage of Total Investments*

Investors Bancorp Inc.	0.52%
First American Financial Corp.	0.51
Strategic Hotels & Resorts Inc.	0.46
CNO Financial Group Inc.	0.45
Highwoods Properties Inc.	0.44
Post Holdings Inc.	0.44
Umpqua Holdings Corp.	0.43
Prosperity Bancshares Inc.	0.42
TreeHouse Foods Inc.	0.40
Portland General Electric Co.	0.40

TOTAL	4.47%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	13

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on April 1, 2015 and held through September 30, 2015, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

14	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® RUSSELL TOP 200 ETF

September 30, 2015

Security	Shares	Value
COMMON STOCKS — 99.83%

AEROSPACE & DEFENSE — 3.22%
Boeing Co. (The)	4,779	$625,811
General Dynamics Corp.	2,014	277,831
Honeywell International Inc.	5,402	511,515
Lockheed Martin Corp.	1,875	388,706
Northrop Grumman Corp.	1,340	222,373
Precision Castparts Corp.	956	219,603
Raytheon Co.	2,111	230,648
United Technologies Corp.	6,152	547,467

		3,023,954
AIR FREIGHT & LOGISTICS — 0.81%
FedEx Corp.	1,964	282,777
United Parcel Service Inc. Class B	4,848	478,449

		761,226
AIRLINES — 0.47%
American Airlines Group Inc.	4,792	186,073
Delta Air Lines Inc.	5,640	253,067

		439,140
AUTO COMPONENTS — 0.20%
Johnson Controls Inc.	4,530	187,361

		187,361
AUTOMOBILES — 0.92%
Ford Motor Co.	26,979	366,105
General Motors Co.	11,105	333,372
Tesla Motors Inc.[a,b]	675	167,670

		867,147
BANKS — 6.79%
Bank of America Corp.	72,584	1,130,859
BB&T Corp.	5,366	191,030
Citigroup Inc.	20,970	1,040,322
JPMorgan Chase & Co.	25,649	1,563,819
PNC Financial Services Group Inc. (The)[c]	3,578	319,157
U.S. Bancorp	11,576	474,732
Wells Fargo & Co.	32,200	1,653,470

		6,373,389
BEVERAGES — 2.18%
Coca-Cola Co. (The)	27,101	1,087,292
PepsiCo Inc.	10,201	961,954

		2,049,246

Security	Shares	Value
BIOTECHNOLOGY — 4.47%
AbbVie Inc.	11,439	$622,396
Alexion Pharmaceuticals Inc.[a]	1,493	233,490
Amgen Inc.	5,255	726,871
Baxalta Inc.	3,766	118,667
Biogen Inc.[a]	1,626	474,483
Celgene Corp.[a]	5,482	592,988
Gilead Sciences Inc.	10,157	997,316
Regeneron Pharmaceuticals Inc.[a]	542	252,106
Vertex Pharmaceuticals Inc.[a]	1,686	175,580

		4,193,897
CAPITAL MARKETS — 2.06%
Bank of New York Mellon Corp. (The)	7,749	303,373
BlackRock Inc.[c]	868	258,204
Charles Schwab Corp. (The)	7,926	226,366
Franklin Resources Inc.	2,683	99,969
Goldman Sachs Group Inc. (The)	2,985	518,674
Morgan Stanley	10,592	333,648
State Street Corp.	2,848	191,414

		1,931,648
CHEMICALS — 2.03%
Air Products & Chemicals Inc.	1,486	189,584
Chemours Co. (The)	1,252	8,101
Dow Chemical Co. (The)	7,966	337,758
Ecolab Inc.	1,826	200,349
EI du Pont de Nemours & Co.	6,267	302,069
LyondellBasell Industries NV Class A	2,664	222,071
Monsanto Co.	3,289	280,683
PPG Industries Inc.	1,881	164,945
Praxair Inc.	1,994	203,109

		1,908,669
COMMERCIAL SERVICES & SUPPLIES — 0.17%
Waste Management Inc.	3,168	157,798

		157,798
COMMUNICATIONS EQUIPMENT — 1.63%
Cisco Systems Inc.	35,149	922,661
QUALCOMM Inc.	11,265	605,269

		1,527,930
CONSUMER FINANCE — 0.93%
American Express Co.	5,971	442,630
Capital One Financial Corp.	3,775	273,763
Discover Financial Services	3,061	159,142

		875,535

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 ETF

September 30, 2015

Security	Shares	Value
DIVERSIFIED FINANCIAL SERVICES — 2.00%
Berkshire Hathaway Inc. Class Ba	12,855	$1,676,292
CME Group Inc./IL	2,219	205,790

		1,882,082
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.77%
AT&T Inc.	42,073	1,370,738
Verizon Communications Inc.	28,188	1,226,460

		2,597,198
ELECTRIC UTILITIES — 1.38%
American Electric Power Co. Inc.	3,384	192,414
Duke Energy Corp.	4,778	343,729
Exelon Corp.	5,959	176,982
NextEra Energy Inc.	3,068	299,284
Southern Co. (The)	6,275	280,493

		1,292,902
ELECTRICAL EQUIPMENT — 0.39%
Eaton Corp. PLC	3,231	165,751
Emerson Electric Co.	4,625	204,286

		370,037
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.16%
Corning Inc.	8,706	149,047

		149,047
ENERGY EQUIPMENT & SERVICES — 1.03%
Baker Hughes Inc.	3,007	156,484
Halliburton Co.	5,887	208,105
Schlumberger Ltd.	8,775	605,212

		969,801
FOOD & STAPLES RETAILING — 2.81%
Costco Wholesale Corp.	3,040	439,493
CVS Health Corp.	7,798	752,351
Kroger Co. (The)	6,784	244,699
Wal-Mart Stores Inc.	10,916	707,793
Walgreens Boots Alliance Inc.	5,941	493,697

		2,638,033
FOOD PRODUCTS — 1.25%
Archer-Daniels-Midland Co.	4,292	177,903
General Mills Inc.	4,124	231,480
Kraft Heinz Co. (The)	4,098	289,237
Mondelez International Inc. Class A	11,240	470,619

		1,169,239

Security	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES — 1.71%
Abbott Laboratories	10,287	$413,743
Baxter International Inc.	3,766	123,713
Becton Dickinson and Co.	1,449	192,224
Medtronic PLC	9,848	659,225
Stryker Corp.	2,336	219,818

		1,608,723
HEALTH CARE PROVIDERS & SERVICES — 2.91%
Aetna Inc.	2,418	264,553
Anthem Inc.	1,820	254,800
Cardinal Health Inc.	2,288	175,764
Cigna Corp.	1,781	240,470
Express Scripts Holding Co.[a]	4,659	377,193
HCA Holdings Inc.[a]	2,219	171,662
Humana Inc.	1,036	185,444
McKesson Corp.	1,600	296,048
UnitedHealth Group Inc.	6,579	763,230

		2,729,164
HOTELS, RESTAURANTS & LEISURE — 1.84%
Carnival Corp.	2,938	146,019
Las Vegas Sands Corp.	2,530	96,064
McDonald’s Corp.	6,624	652,663
Starbucks Corp.	10,369	589,374
Yum! Brands Inc.	2,992	239,210

		1,723,330
HOUSEHOLD PRODUCTS — 2.15%
Colgate-Palmolive Co.	6,250	396,625
Kimberly-Clark Corp.	2,519	274,672
Procter & Gamble Co. (The)	18,751	1,348,947

		2,020,244
INDUSTRIAL CONGLOMERATES — 2.91%
3M Co.	4,384	621,520
Danaher Corp.	4,111	350,298
General Electric Co.	69,641	1,756,346

		2,728,164
INSURANCE — 2.40%
ACE Ltd.	2,260	233,684
Aflac Inc.	3,002	174,506
Allstate Corp. (The)	2,830	164,819
American International Group Inc.	9,214	523,540
Chubb Corp. (The)	1,595	195,627
Marsh & McLennan Companies Inc.	3,714	193,945
MetLife Inc.	6,472	305,155

16	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 ETF

September 30, 2015

Security	Shares	Value
Prudential Financial Inc.	3,134	$238,842
Travelers Companies Inc. (The)	2,204	219,364

		2,249,482
INTERNET & CATALOG RETAIL — 2.23%
Amazon.com Inc.[a]	2,634	1,348,318
Netflix Inc.[a]	2,932	302,758
Priceline Group Inc. (The)[a]	358	442,796

		2,093,872
INTERNET SOFTWARE & SERVICES — 4.52%
Alphabet Inc. Class Aa	1,993	1,272,271
Alphabet Inc. Class Ca	2,033	1,236,918
eBay Inc.[a]	8,367	204,490
Facebook Inc. Class Aa	14,957	1,344,634
Yahoo! Inc.[a]	6,493	187,713

		4,246,026
IT SERVICES — 3.93%
Accenture PLC Class A	4,340	426,448
Automatic Data Processing Inc.	3,249	261,090
Cognizant Technology Solutions Corp. Class Aa	4,225	264,527
International Business Machines Corp.	6,276	909,832
MasterCard Inc. Class A	6,908	622,549
PayPal Holdings Inc.[a]	8,367	259,712
Visa Inc. Class Ab	13,528	942,360

		3,686,518
LIFE SCIENCES TOOLS & SERVICES — 0.55%
Illumina Inc.[a]	997	175,293
Thermo Fisher Scientific Inc.	2,750	336,270

		511,563
MACHINERY — 0.80%
Caterpillar Inc.	4,171	272,617
Cummins Inc.	1,254	136,159
Deere & Co.	2,310	170,940
Illinois Tool Works Inc.	2,070	170,382

		750,098
MEDIA — 3.91%
CBS Corp. Class B NVS	3,405	135,860
Comcast Corp. Class A	14,672	834,543
Comcast Corp. Class A Special NVS	2,637	150,942
DISH Network Corp. Class Aa	1,506	87,860
Thomson Reuters Corp.	2,281	91,833
Time Warner Cable Inc.	1,953	350,310
Time Warner Inc.	5,698	391,737

Security	Shares	Value
Twenty-First Century Fox Inc. Class A	8,709	$234,969
Twenty-First Century Fox Inc. Class B	3,346	90,576
Viacom Inc. Class A	72	3,187
Viacom Inc. Class B NVS	2,398	103,474
Walt Disney Co. (The)	11,727	1,198,499

		3,673,790
METALS & MINING — 0.02%
Southern Copper Corp.[b]	789	21,082

		21,082
MULTI-UTILITIES — 0.49%
Dominion Resources Inc./VA	4,100	288,558
PG&E Corp.	3,320	175,296

		463,854
MULTILINE RETAIL — 0.37%
Target Corp.	4,412	347,048

		347,048
OIL, GAS & CONSUMABLE FUELS — 6.35%
Anadarko Petroleum Corp.	3,518	212,452
Apache Corp.	2,610	102,208
Chevron Corp.	12,996	1,025,124
ConocoPhillips	8,520	408,619
Devon Energy Corp.	2,850	105,707
EOG Resources Inc.	3,799	276,567
Exxon Mobil Corp.	28,899	2,148,641
Kinder Morgan Inc./DE	12,338	341,516
Marathon Petroleum Corp.	3,758	174,108
Occidental Petroleum Corp.	5,307	351,058
Phillips 66	3,742	287,535
Spectra Energy Corp.	4,637	121,814
Valero Energy Corp.	3,519	211,492
Williams Companies Inc. (The)	5,185	191,067

		5,957,908
PERSONAL PRODUCTS — 0.12%
Estee Lauder Companies Inc. (The) Class A	1,452	117,147

		117,147
PHARMACEUTICALS — 6.60%
Allergan PLC[a]	2,712	737,149
Bristol-Myers Squibb Co.	11,520	681,984
Eli Lilly & Co.	6,762	565,912
Johnson & Johnson	19,166	1,789,146
Merck & Co. Inc.	19,526	964,389
Mylan NVa	2,908	117,076

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 ETF

September 30, 2015

Security	Shares	Value
Pfizer Inc.	42,559	$1,336,778

		6,192,434
REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.12%
American Tower Corp.	2,927	257,517
Equity Residential	2,524	189,603
Public Storage	1,001	211,842
Simon Property Group Inc.	2,151	395,182

		1,054,144
ROAD & RAIL — 0.94%
CSX Corp.	6,835	183,861
Norfolk Southern Corp.	2,109	161,128
Union Pacific Corp.	6,051	534,969

		879,958
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.00%
Avago Technologies Ltd.	1,775	221,893
Broadcom Corp. Class A	3,823	196,617
Intel Corp.	32,787	988,200
Micron Technology Inc.[a]	7,483	112,095
Texas Instruments Inc.	7,188	355,950

		1,874,755
SOFTWARE — 4.16%
Adobe Systems Inc.[a]	3,456	284,152
Microsoft Corp.	55,913	2,474,710
Oracle Corp.	21,897	790,920
salesforce.com inc.[a]	4,533	314,726
VMware Inc. Class Aa	566	44,595

		3,909,103
SPECIALTY RETAIL — 1.94%
Home Depot Inc. (The)	8,978	1,036,869
Lowe’s Companies Inc.	6,576	453,218
TJX Companies Inc. (The)	4,701	335,746

		1,825,833
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 5.37%
Apple Inc.	39,820	4,392,146
EMC Corp./MA	13,418	324,179
Hewlett-Packard Co.	12,558	321,610

		5,037,935
TEXTILES, APPAREL & LUXURY GOODS — 0.78%
NIKE Inc. Class B	4,686	576,237
VF Corp.	2,338	159,475

		735,712

Security	Shares	Value
TOBACCO — 1.96%
Altria Group Inc.	13,591	$739,350
Philip Morris International Inc.	10,706	849,307
Reynolds American Inc.	5,714	252,959

		1,841,616
WIRELESS TELECOMMUNICATION SERVICES — 0.08%
T-Mobile U.S. Inc.[a]	1,899	75,599

		75,599

TOTAL COMMON STOCKS
(Cost: $102,136,977)		93,720,381

SHORT-TERM INVESTMENTS — 0.85%

MONEY MARKET FUNDS — 0.85%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[c,d,e]	270,773	270,773
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%[c,d,e]	14,842	14,842
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[c,d]	512,978	512,978

		798,593

TOTAL SHORT-TERM INVESTMENTS
(Cost: $798,593)		798,593

TOTAL INVESTMENTS IN SECURITIES — 100.68%
(Cost: $102,935,570)		94,518,974
Other Assets, Less Liabilities — (0.68)%		(637,004)

NET ASSETS — 100.00%		$93,881,970

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

18	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® RUSSELL TOP 200 GROWTH ETF

September 30, 2015

Security	Shares	Value
COMMON STOCKS — 99.84%

AEROSPACE & DEFENSE — 3.42%
Boeing Co. (The)	51,617	$6,759,246
General Dynamics Corp.	6,671	920,265
Honeywell International Inc.	58,348	5,524,972
Lockheed Martin Corp.	14,542	3,014,702
Northrop Grumman Corp.	4,396	729,516
Precision Castparts Corp.	1,977	454,137
United Technologies Corp.	6,115	544,174

		17,947,012
AIR FREIGHT & LOGISTICS — 1.19%
FedEx Corp.	7,664	1,103,463
United Parcel Service Inc. Class B	52,364	5,167,803

		6,271,266
AIRLINES — 0.90%
American Airlines Group Inc.	51,711	2,007,938
Delta Air Lines Inc.	60,931	2,733,974

		4,741,912
AUTO COMPONENTS — 0.08%
Johnson Controls Inc.	10,704	442,717

		442,717
AUTOMOBILES — 0.34%
Tesla Motors Inc.[a,b]	7,280	1,808,352

		1,808,352
BEVERAGES — 4.22%
Coca-Cola Co. (The)	292,685	11,742,522
PepsiCo Inc.	110,173	10,389,314

		22,131,836
BIOTECHNOLOGY — 8.54%
AbbVie Inc.	123,552	6,722,464
Alexion Pharmaceuticals Inc.[a]	16,105	2,518,661
Amgen Inc.	56,751	7,849,798
Baxalta Inc.	25,812	813,336
Biogen Inc.[a]	17,557	5,123,308
Celgene Corp.[a]	59,202	6,403,881
Gilead Sciences Inc.	109,694	10,770,854
Regeneron Pharmaceuticals Inc.[a]	5,855	2,723,395
Vertex Pharmaceuticals Inc.[a]	18,194	1,894,723

		44,820,420
CAPITAL MARKETS — 0.57%
Bank of New York Mellon Corp. (The)	9,043	354,033

Security	Shares	Value
BlackRock Inc.[c]	2,980	$886,461
Charles Schwab Corp. (The)	60,459	1,726,709

		2,967,203
CHEMICALS — 2.84%
Air Products & Chemicals Inc.	13,191	1,682,908
Chemours Co. (The)	6,255	40,470
Dow Chemical Co. (The)	11,285	478,484
Ecolab Inc.	19,706	2,162,142
EI du Pont de Nemours & Co.	31,192	1,503,454
LyondellBasell Industries NV Class A	28,740	2,395,766
Monsanto Co.	35,536	3,032,642
PPG Industries Inc.	20,288	1,779,055
Praxair Inc.	17,925	1,825,841

		14,900,762
COMMERCIAL SERVICES & SUPPLIES — 0.03%
Waste Management Inc.	2,866	142,755

		142,755
COMMUNICATIONS EQUIPMENT — 0.19%
QUALCOMM Inc.	18,486	993,253

		993,253
CONSUMER FINANCE — 0.18%
American Express Co.	12,523	928,330

		928,330
DIVERSIFIED FINANCIAL SERVICES — 0.22%
Berkshire Hathaway Inc. Class Ba	9,011	1,175,034

		1,175,034

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.76%
AT&T Inc.	66,793	2,176,116
Verizon Communications Inc.	282,503	12,291,706

		14,467,822
ELECTRICAL EQUIPMENT — 0.29%
Emerson Electric Co.	34,342	1,516,886

		1,516,886
ENERGY EQUIPMENT & SERVICES — 0.15%
Schlumberger Ltd.	11,478	791,638

		791,638
FOOD & STAPLES RETAILING — 3.00%
Costco Wholesale Corp.	32,840	4,747,679
CVS Health Corp.	78,072	7,532,387
Kroger Co. (The)	73,179	2,639,566

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 GROWTH ETF

September 30, 2015

Security	Shares	Value
Walgreens Boots Alliance Inc.	9,687	$804,990

		15,724,622
FOOD PRODUCTS — 1.07%
General Mills Inc.	44,493	2,497,392
Kraft Heinz Co. (The)	44,184	3,118,507

		5,615,899
HEALTH CARE EQUIPMENT & SUPPLIES — 0.79%
Baxter International Inc.	25,808	847,793
Becton Dickinson and Co.	15,628	2,073,210
Stryker Corp.	12,776	1,202,222

		4,123,225
HEALTH CARE PROVIDERS & SERVICES — 4.20%
Aetna Inc.	6,428	703,287
Anthem Inc.	3,922	549,080
Cardinal Health Inc.	22,319	1,714,546
Cigna Corp.	19,209	2,593,599
Express Scripts Holding Co.[a]	42,367	3,430,032
HCA Holdings Inc.[a]	1,865	144,276
Humana Inc.	10,352	1,853,008
McKesson Corp.	17,283	3,197,874
UnitedHealth Group Inc.	67,499	7,830,559

		22,016,261
HOTELS, RESTAURANTS & LEISURE — 3.25%
Las Vegas Sands Corp.	27,241	1,034,341
McDonald’s Corp.	71,546	7,049,427
Starbucks Corp.	112,000	6,366,080
Yum! Brands Inc.	32,276	2,580,466

		17,030,314
HOUSEHOLD PRODUCTS — 1.16%
Colgate-Palmolive Co.	59,214	3,757,721
Kimberly-Clark Corp.	21,551	2,349,921

		6,107,642
INDUSTRIAL CONGLOMERATES — 1.42%
3M Co.	47,349	6,712,668
Danaher Corp.	8,568	730,079

		7,442,747
INSURANCE — 0.24%
Marsh & McLennan Companies Inc.	23,987	1,252,601

		1,252,601
INTERNET & CATALOG RETAIL — 4.31%
Amazon.com Inc.[a]	28,452	14,564,294
Netflix Inc.[a]	31,676	3,270,864

Security	Shares	Value
Priceline Group Inc. (The)[a]	3,870	$4,786,648

		22,621,806
INTERNET SOFTWARE & SERVICES — 8.35%
Alphabet Inc. Class A	21,517	13,735,807
Alphabet Inc. Class C	21,955	13,357,861
eBay Inc.[a]	90,676	2,216,121
Facebook Inc. Class Aa	161,525	14,521,098

		43,830,887
IT SERVICES — 6.65%
Accenture PLC Class A	46,885	4,606,920
Automatic Data Processing Inc.	28,141	2,261,411
Cognizant Technology Solutions Corp. Class Aa	45,570	2,853,138
International Business Machines Corp.	37,617	5,453,336
MasterCard Inc. Class A	74,615	6,724,304
PayPal Holdings Inc.[a]	90,675	2,814,552
Visa Inc. Class Ab	146,105	10,177,674

		34,891,335
LIFE SCIENCES TOOLS & SERVICES — 0.59%
Illumina Inc.[a]	10,755	1,890,944
Thermo Fisher Scientific Inc.	10,011	1,224,145

		3,115,089
MACHINERY — 0.72%
Caterpillar Inc.	7,852	513,206
Cummins Inc.	10,072	1,093,618
Deere & Co.	4,492	332,408
Illinois Tool Works Inc.	22,335	1,838,394

		3,777,626
MEDIA — 6.51%
CBS Corp. Class B NVS	36,735	1,465,726
Comcast Corp. Class A	143,086	8,138,732
Comcast Corp. Class A Special NVS	25,672	1,469,465
DISH Network Corp. Class Aa	10,938	638,123
Time Warner Cable Inc.	21,199	3,802,464
Time Warner Inc.	31,697	2,179,169
Twenty-First Century Fox Inc. Class A	63,618	1,716,414
Twenty-First Century Fox Inc. Class B	24,459	662,105
Viacom Inc. Class A	766	33,911
Viacom Inc. Class B NVS	25,847	1,115,298

20	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 GROWTH ETF

September 30, 2015

Security	Shares	Value
Walt Disney Co. (The)	126,649	$12,943,528

		34,164,935
METALS & MINING — 0.01%
Southern Copper Corp.[b]	2,790	74,549

		74,549
MULTI-UTILITIES — 0.03%
Dominion Resources Inc./VA	2,223	156,455

		156,455
MULTILINE RETAIL — 0.06%
Target Corp.	3,954	311,022

		311,022
OIL, GAS & CONSUMABLE FUELS — 0.47%
EOG Resources Inc.	3,521	256,329
Marathon Petroleum Corp.	3,049	141,260
Williams Companies Inc. (The)	55,903	2,060,026

		2,457,615
PERSONAL PRODUCTS — 0.24%
Estee Lauder Companies Inc. (The) Class A	15,646	1,262,319

		1,262,319
PHARMACEUTICALS — 4.16%
Allergan PLC[a]	13,241	3,599,036
Bristol-Myers Squibb Co.	124,425	7,365,960
Eli Lilly & Co.	73,034	6,112,216
Johnson & Johnson	26,701	2,492,538
Merck & Co. Inc.	24,022	1,186,447
Mylan NVa	26,559	1,069,265

		21,825,462
REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.74%
American Tower Corp.	31,580	2,778,408
Public Storage	9,870	2,088,788
Simon Property Group Inc.	23,233	4,268,367

		9,135,563
ROAD & RAIL — 1.20%
CSX Corp.	19,039	512,149
Union Pacific Corp.	65,356	5,778,124

		6,290,273
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.38%
Avago Technologies Ltd.	19,153	2,394,317
Broadcom Corp. Class A	3,016	155,113
Intel Corp.	24,818	748,014

Security	Shares	Value
Micron Technology Inc.[a]	6,384	$95,632
Texas Instruments Inc.	77,655	3,845,476

		7,238,552
SOFTWARE — 5.19%
Adobe Systems Inc.[a]	37,341	3,070,177
Microsoft Corp.	342,362	15,152,942
Oracle Corp.	141,898	5,125,356
salesforce.com inc.[a,b]	48,965	3,399,640
VMware Inc. Class Aa	6,120	482,195

		27,230,310
SPECIALTY RETAIL — 3.76%
Home Depot Inc. (The)	96,958	11,197,680
Lowe’s Companies Inc.	71,037	4,895,870
TJX Companies Inc. (The)	50,784	3,626,993

		19,720,543
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 9.09%
Apple Inc.	430,009	47,429,993
EMC Corp./MA	11,897	287,431

		47,717,424
TEXTILES, APPAREL & LUXURY GOODS — 1.51%
NIKE Inc. Class B	50,610	6,223,512
VF Corp.	25,224	1,720,529

		7,944,041
TOBACCO — 2.82%
Altria Group Inc.	138,125	7,514,000
Philip Morris International Inc.	57,583	4,568,059
Reynolds American Inc.	61,632	2,728,449

		14,810,508

TOTAL COMMON STOCKS
(Cost: $425,676,697)		523,936,823

SHORT-TERM INVESTMENTS — 2.08%

MONEY MARKET FUNDS — 2.08%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[c,d,e]	8,002,363	8,002,363
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%[c,d,e]	438,638	438,638

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 GROWTH ETF

September 30, 2015

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[c,d]	2,490,600	$2,490,600

		10,931,601

TOTAL SHORT-TERM INVESTMENTS
(Cost: $10,931,601)		10,931,601

TOTAL INVESTMENTS IN SECURITIES — 101.92%
(Cost: $436,608,298)		534,868,424
Other Assets, Less Liabilities — (1.92)%		(10,070,446)

NET ASSETS — 100.00%		$524,797,978

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

22	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® RUSSELL TOP 200 VALUE ETF

September 30, 2015

Security	Shares	Value
COMMON STOCKS — 99.82%

AEROSPACE & DEFENSE — 3.01%
General Dynamics Corp.	4,605	$635,260
Lockheed Martin Corp.	1,741	360,927
Northrop Grumman Corp.	3,069	509,300
Precision Castparts Corp.	2,545	584,612
Raytheon Co.	6,946	758,920
United Technologies Corp.	18,397	1,637,149

		4,486,168
AIR FREIGHT & LOGISTICS — 0.40%
FedEx Corp.	4,121	593,342

		593,342
AUTO COMPONENTS — 0.32%
Johnson Controls Inc.	11,633	481,141

		481,141
AUTOMOBILES — 1.55%
Ford Motor Co.	88,863	1,205,871
General Motors Co.	36,579	1,098,102

		2,303,973
BANKS — 14.08%
Bank of America Corp.	239,019	3,723,916
BB&T Corp.	17,656	628,554
Citigroup Inc.	69,054	3,425,769
JPMorgan Chase & Co.	84,461	5,149,587
PNC Financial Services Group Inc. (The)[a]	11,788	1,051,489
U.S. Bancorp	38,126	1,563,547
Wells Fargo & Co.	106,031	5,444,692

		20,987,554
BIOTECHNOLOGY — 0.09%
Baxalta Inc.	4,492	141,543

		141,543
CAPITAL MARKETS — 3.66%
Bank of New York Mellon Corp. (The)	22,767	891,328
BlackRock Inc.[a]	1,947	579,174
Charles Schwab Corp. (The)	7,627	217,827
Franklin Resources Inc.	8,819	328,596
Goldman Sachs Group Inc. (The)	9,833	1,708,582
Morgan Stanley	34,889	1,099,004
State Street Corp.	9,370	629,758

		5,454,269

Security	Shares	Value
CHEMICALS — 1.17%
Air Products & Chemicals Inc.	872	$111,250
Chemours Co. (The)	2,232	14,441
Dow Chemical Co. (The)	22,801	966,762
EI du Pont de Nemours & Co.	11,084	534,249
Praxair Inc.	1,102	112,250

		1,738,952
COMMERCIAL SERVICES & SUPPLIES — 0.32%
Waste Management Inc.	9,538	475,088

		475,088
COMMUNICATIONS EQUIPMENT — 3.17%
Cisco Systems Inc.	115,750	3,038,438
QUALCOMM Inc.	31,462	1,690,453

		4,728,891
CONSUMER FINANCE — 1.74%
American Express Co.	15,852	1,175,109
Capital One Financial Corp.	12,436	901,859
Discover Financial Services	10,067	523,383

		2,600,351
DIVERSIFIED FINANCIAL SERVICES — 3.91%
Berkshire Hathaway Inc. Class Bb	39,577	5,160,841
CME Group Inc./IL	7,296	676,631

		5,837,472
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.78%
AT&T Inc.	118,177	3,850,207
Verizon Communications Inc.	6,679	290,603

		4,140,810
ELECTRIC UTILITIES — 2.86%
American Electric Power Co. Inc.	11,150	633,989
Duke Energy Corp.	15,739	1,132,263
Exelon Corp.	19,601	582,150
NextEra Energy Inc.	10,108	986,035
Southern Co. (The)	20,671	923,994

		4,258,431
ELECTRICAL EQUIPMENT — 0.51%
Eaton Corp. PLC	10,631	545,370
Emerson Electric Co.	4,723	208,615

		753,985
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.33%
Corning Inc.	28,630	490,146

		490,146

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 VALUE ETF

September 30, 2015

Security	Shares	Value
ENERGY EQUIPMENT & SERVICES — 1.98%
Baker Hughes Inc.	9,889	$514,623
Halliburton Co.	19,365	684,553
Schlumberger Ltd.	25,401	1,751,907

		2,951,083
FOOD & STAPLES RETAILING — 2.61%
CVS Health Corp.	1,867	180,128
Wal-Mart Stores Inc.	35,950	2,330,998
Walgreens Boots Alliance Inc.	16,612	1,380,457

		3,891,583
FOOD PRODUCTS — 1.43%
Archer-Daniels-Midland Co.	14,119	585,233
Mondelez International Inc. Class A	37,020	1,550,027

		2,135,260
HEALTH CARE EQUIPMENT & SUPPLIES — 2.71%
Abbott Laboratories	33,882	1,362,734
Baxter International Inc.	4,496	147,693
Medtronic PLC	32,433	2,171,065
Stryker Corp.	3,787	356,357

		4,037,849
HEALTH CARE PROVIDERS & SERVICES — 1.53%
Aetna Inc.	5,993	655,694
Anthem Inc.	4,802	672,280
Cardinal Health Inc.	726	55,771
Express Scripts Holding Co.[b]	2,470	199,971
HCA Holdings Inc.[b]	6,727	520,401
Humana Inc.	256	45,824
UnitedHealth Group Inc.	1,091	126,567

		2,276,508
HOTELS, RESTAURANTS & LEISURE — 0.32%
Carnival Corp.	9,666	480,400

		480,400
HOUSEHOLD PRODUCTS — 3.21%
Colgate-Palmolive Co.	2,547	161,633
Kimberly-Clark Corp.	1,709	186,349
Procter & Gamble Co. (The)	61,746	4,442,007

		4,789,989
INDUSTRIAL CONGLOMERATES — 4.50%
Danaher Corp.	10,952	933,220
General Electric Co.	229,319	5,783,425

		6,716,645

Security	Shares	Value
INSURANCE — 4.71%
ACE Ltd.	7,433	$768,572
Aflac Inc.	9,875	574,034
Allstate Corp. (The)	9,307	542,040
American International Group Inc.	30,347	1,724,316
Chubb Corp. (The)	5,229	641,337
Marsh & McLennan Companies Inc.	4,898	255,773
MetLife Inc.	21,320	1,005,238
Prudential Financial Inc.	10,309	785,649
Travelers Companies Inc. (The)	7,254	721,991

		7,018,950
INTERNET SOFTWARE & SERVICES — 0.41%
Yahoo! Inc.[b]	21,358	617,460

		617,460
IT SERVICES — 1.01%
Automatic Data Processing Inc.	2,093	168,194
International Business Machines Corp.	9,197	1,333,289

		1,501,483
LIFE SCIENCES TOOLS & SERVICES — 0.49%
Thermo Fisher Scientific Inc.	6,007	734,536

		734,536
MACHINERY — 0.88%
Caterpillar Inc.	11,348	741,705
Cummins Inc.	1,064	115,529
Deere & Co.	6,228	460,872

		1,318,106
MEDIA — 1.13%
Comcast Corp. Class A	4,684	266,426
Comcast Corp. Class A Special NVS[c]	848	48,540
DISH Network Corp. Class Ab	1,632	95,211
Thomson Reuters Corp.	7,500	301,950
Time Warner Inc.	9,102	625,762
Twenty-First Century Fox Inc. Class A	9,247	249,484
Twenty-First Century Fox Inc. Class B	3,577	96,829

		1,684,202
METALS & MINING — 0.03%
Southern Copper Corp.[c]	1,759	47,000

		47,000
MULTI-UTILITIES — 0.99%
Dominion Resources Inc./VA	12,831	903,046
PG&E Corp.	10,920	576,576

		1,479,622

24	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 VALUE ETF

September 30, 2015

Security	Shares	Value
MULTILINE RETAIL — 0.70%
Target Corp.	13,326	$1,048,223

		1,048,223
OIL, GAS & CONSUMABLE FUELS — 12.65%
Anadarko Petroleum Corp.	11,560	698,108
Apache Corp.	8,572	335,680
Chevron Corp.	42,798	3,375,906
ConocoPhillips	28,061	1,345,806
Devon Energy Corp.	9,350	346,792
EOG Resources Inc.	11,419	831,303
Exxon Mobil Corp.	95,158	7,074,997
Kinder Morgan Inc./DE	40,638	1,124,860
Marathon Petroleum Corp.	11,437	529,876
Occidental Petroleum Corp.	17,482	1,156,434
Phillips 66	12,327	947,207
Spectra Energy Corp.	15,272	401,195
Valero Energy Corp.	11,576	695,718

		18,863,882
PHARMACEUTICALS — 9.21%
Allergan PLC[b]	4,895	1,330,510
Johnson & Johnson	54,971	5,131,543
Merck & Co. Inc.	56,969	2,813,699
Mylan NVb	1,464	58,941
Pfizer Inc.	140,143	4,401,891

		13,736,584
REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.46%
Equity Residential	8,280	621,994
Public Storage	291	61,584

		683,578
ROAD & RAIL — 0.66%
CSX Corp.	16,677	448,611
Norfolk Southern Corp.	6,935	529,834

		978,445
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.66%
Broadcom Corp. Class A	11,654	599,365
Intel Corp.	100,411	3,026,388
Micron Technology Inc.[b]	22,654	339,357

		3,965,110
SOFTWARE — 3.06%
Microsoft Corp.	79,720	3,528,407
Oracle Corp.	28,844	1,041,846

		4,570,253

Security	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.37%
EMC Corp./MA	40,575	$980,292
Hewlett-Packard Co.	41,366	1,059,383

		2,039,675
TOBACCO — 1.04%
Altria Group Inc.	2,657	144,541
Philip Morris International Inc.	17,699	1,404,061

		1,548,602
WIRELESS TELECOMMUNICATION SERVICES — 0.17%
T-Mobile U.S. Inc.[b]	6,241	248,454

		248,454

TOTAL COMMON STOCKS
(Cost: $161,250,398)		148,835,598

SHORT-TERM INVESTMENTS — 0.74%

MONEY MARKET FUNDS — 0.74%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[a,d,e]	83,937	83,937
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%[a,d,e]	4,601	4,601
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[a,d]	1,009,640	1,009,640

		1,098,178

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,098,178)		1,098,178

TOTAL INVESTMENTS IN SECURITIES — 100.56%
(Cost: $162,348,576)		149,933,776
Other Assets, Less Liabilities — (0.56)%		(831,611)

NET ASSETS — 100.00%		$149,102,165

NVS — Non-Voting Shares

[a]	Affiliated issuer. See Note 2.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	25

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL 1000 ETF

September 30, 2015

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Boeing Co. (The)	400,754	$52,478,736	0.47%
Other securities[a]		242,496,171	2.15

		294,974,907	2.62
AIR FREIGHT & LOGISTICS
Other securities[a]		74,725,061	0.66

		74,725,061	0.66
AIRLINES
Other securities[a]		76,746,383	0.68

		76,746,383	0.68
AUTO COMPONENTS
Other securities[a]		48,467,285	0.43

		48,467,285	0.43
AUTOMOBILES
Other securities[a]		80,767,798	0.72

		80,767,798	0.72
BANKS
Bank of America Corp.	6,085,855	94,817,621	0.84
Citigroup Inc.	1,758,266	87,227,576	0.78
JPMorgan Chase & Co.	2,150,487	131,115,192	1.17
PNC Financial Services Group Inc. (The)[b]	300,197	26,777,572	0.24
Wells Fargo & Co.	2,699,683	138,628,722	1.23
Other securities[a]		163,416,586	1.45

		641,983,269	5.71
BEVERAGES
Coca-Cola Co. (The)	2,272,338	91,166,200	0.81
PepsiCo Inc.	855,372	80,661,579	0.72
Other securities[a]		54,297,651	0.48

		226,125,430	2.01
BIOTECHNOLOGY
AbbVie Inc.	959,275	52,194,153	0.46
Amgen Inc.	440,618	60,946,282	0.54
Celgene Corp.[c,d]	459,649	49,720,232	0.44
Gilead Sciences Inc.	851,625	83,621,059	0.74
Other securities[a]		154,111,970	1.38

		400,593,696	3.56

Security	Shares	Value	% of Net Assets
BUILDING PRODUCTS
Other securities[a]		$23,474,642	0.21%

		23,474,642	0.21
CAPITAL MARKETS
BlackRock Inc.[b]	72,722	21,632,613	0.19
Other securities[a]		218,356,846	1.94

		239,989,459	2.13
CHEMICALS
Other securities[a]		243,999,445	2.17

		243,999,445	2.17
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		58,760,403	0.52

		58,760,403	0.52
COMMUNICATIONS EQUIPMENT
Cisco Systems Inc.	2,947,291	77,366,389	0.69
QUALCOMM Inc.	944,733	50,760,504	0.45
Other securities[a]		39,990,368	0.36

		168,117,261	1.50
CONSTRUCTION & ENGINEERING
Other securities[a]		15,189,706	0.13

		15,189,706	0.13
CONSTRUCTION MATERIALS
Other securities[a]		14,777,559	0.13

		14,777,559	0.13
CONSUMER FINANCE
Other securities[a]		89,633,555	0.80

		89,633,555	0.80
CONTAINERS & PACKAGING
Other securities[a]		40,931,610	0.36

		40,931,610	0.36
DISTRIBUTORS
Other securities[a]		12,285,145	0.11

		12,285,145	0.11
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		12,087,452	0.11

		12,087,452	0.11
DIVERSIFIED FINANCIAL SERVICES
Berkshire Hathaway Inc. Class Bc	1,077,738	140,537,035	1.25
Other securities[a]		75,933,815	0.68

		216,470,850	1.93

26	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

September 30, 2015

Security	Shares	Value	% of Net Assets
DIVERSIFIED TELECOMMUNICATION SERVICES
AT&T Inc.	3,527,515	$114,926,439	1.02%
Verizon Communications Inc.	2,363,425	102,832,622	0.91
Other securities[a]		20,854,036	0.19

		238,613,097	2.12
ELECTRIC UTILITIES
Other securities[a]		188,602,445	1.68

		188,602,445	1.68
ELECTRICAL EQUIPMENT
Other securities[a]		56,956,079	0.51

		56,956,079	0.51
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other securities[a]		53,113,316	0.47

		53,113,316	0.47
ENERGY EQUIPMENT & SERVICES
Schlumberger Ltd.	735,845	50,751,230	0.45
Other securities[a]		71,115,026	0.63

		121,866,256	1.08
FOOD & STAPLES RETAILING
CVS Health Corp.	653,883	63,086,632	0.56
Wal-Mart Stores Inc.	915,400	59,354,536	0.53
Other securities[a]		124,095,726	1.10

		246,536,894	2.19
FOOD PRODUCTS
Other securities[a]		192,217,725	1.71

		192,217,725	1.71
GAS UTILITIES
Other securities[a]		15,564,048	0.14

		15,564,048	0.14
HEALTH CARE EQUIPMENT & SUPPLIES
Medtronic PLC	825,860	55,283,068	0.49
Other securities[a]		181,677,643	1.62

		236,960,711	2.11
HEALTH CARE PROVIDERS & SERVICES
UnitedHealth Group Inc.	551,637	63,995,408	0.57
Other securities[a]		240,040,717	2.13

		304,036,125	2.70

Security	Shares	Value	% of Net Assets
HEALTH CARE TECHNOLOGY
Other securities[a]		$18,191,793	0.16%

		18,191,793	0.16
HOTELS, RESTAURANTS & LEISURE
McDonald’s Corp.	555,485	54,731,937	0.49
Starbucks Corp.	869,591	49,427,553	0.44
Other securities[a]		126,111,151	1.12

		230,270,641	2.05
HOUSEHOLD DURABLES
Other securities[a]		62,996,216	0.56

		62,996,216	0.56
HOUSEHOLD PRODUCTS
Procter & Gamble Co. (The)	1,572,134	113,099,320	1.01
Other securities[a]		74,182,181	0.66

		187,281,501	1.67
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS
Other securities[a]		10,341,250	0.09

		10,341,250	0.09
INDUSTRIAL CONGLOMERATES
3M Co.	367,622	52,117,771	0.46
General Electric Co.	5,838,721	147,252,544	1.31
Other securities[a]		41,854,235	0.38

		241,224,550	2.15
INSURANCE
Other securities[a]		352,547,230	3.14

		352,547,230	3.14
INTERNET & CATALOG RETAIL
Amazon.com Inc.[c]	220,885	113,068,823	1.01
Other securities[a]		84,764,407	0.75

		197,833,230	1.76
INTERNET SOFTWARE & SERVICES
Alphabet Inc. Class Ac	167,044	106,635,878	0.95
Alphabet Inc. Class Cc	170,462	103,712,490	0.92
Facebook Inc. Class Ac	1,254,009	112,735,409	1.00
Other securities[a]		80,270,606	0.72

		403,354,383	3.59
IT SERVICES
International Business Machines Corp.	526,211	76,284,809	0.68

SCHEDULES OF INVESTMENTS	27

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

September 30, 2015

Security	Shares	Value	% of Net Assets
MasterCard Inc. Class A	579,329	$52,209,130	0.46%
Visa Inc. Class A	1,134,329	79,017,358	0.70
Other securities[a]		213,416,213	1.90

		420,927,510	3.74
LEISURE PRODUCTS
Other securities[a]		17,628,769	0.16

		17,628,769	0.16
LIFE SCIENCES TOOLS & SERVICES
Other securities[a]		76,275,500	0.68

		76,275,500	0.68
MACHINERY
Other securities[a]		167,688,574	1.49

		167,688,574	1.49
MARINE
Other securities[a]		1,995,224	0.02

		1,995,224	0.02
MEDIA
Comcast Corp. Class A	1,230,239	69,975,994	0.62
Comcast Corp. Class A Special NVS	221,415	12,673,795	0.11
Walt Disney Co. (The)	983,252	100,488,354	0.89
Other securities[a]		199,435,343	1.78

		382,573,486	3.40
METALS & MINING
Other securities[a]		37,843,369	0.34

		37,843,369	0.34
MULTI-UTILITIES
Other securities[a]		129,979,732	1.16

		129,979,732	1.16
MULTILINE RETAIL
Other securities[a]		75,274,706	0.67

		75,274,706	0.67
OIL, GAS & CONSUMABLE FUELS
Chevron Corp.	1,089,731	85,957,981	0.76
Exxon Mobil Corp.	2,422,813	180,136,147	1.60
Other securities[a]		355,977,043	3.17

		622,071,171	5.53
PAPER & FOREST PRODUCTS
Other securities[a]		10,552,068	0.09

		10,552,068	0.09

Security	Shares	Value	% of Net Assets
PERSONAL PRODUCTS
Other securities[a]		$18,637,006	0.17%

		18,637,006	0.17
PHARMACEUTICALS
Allergan PLC[c]	227,428	61,817,205	0.55
Bristol-Myers Squibb Co.	966,044	57,189,805	0.51
Eli Lilly & Co.	567,067	47,457,837	0.42
Johnson & Johnson	1,606,902	150,004,302	1.33
Merck & Co. Inc.	1,637,205	80,861,555	0.72
Pfizer Inc.	3,568,251	112,078,764	1.00
Other securities[a]		53,849,003	0.48

		563,258,471	5.01
PROFESSIONAL SERVICES
Other securities[a]		43,105,979	0.38

		43,105,979	0.38
REAL ESTATE INVESTMENT TRUSTS (REITS)
Other securities[a]		405,544,188	3.61

		405,544,188	3.61
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		17,419,623	0.15

		17,419,623	0.15
ROAD & RAIL
Other securities[a]		99,854,444	0.89

		99,854,444	0.89
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Intel Corp.	2,749,147	82,859,291	0.74
Other securities[a]		175,994,389	1.56

		258,853,680	2.30
SOFTWARE
Microsoft Corp.	4,687,609	207,473,574	1.85
Oracle Corp.	1,836,144	66,321,521	0.59
Other securities[a]		183,411,712	1.63

		457,206,807	4.07
SPECIALTY RETAIL
Home Depot Inc. (The)	752,751	86,935,213	0.77
Other securities[a]		212,431,478	1.89

		299,366,691	2.66
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Apple Inc.	3,338,241	368,207,982	3.27
Other securities[a]		80,139,800	0.72

		448,347,782	3.99

28	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

September 30, 2015

Security	Shares	Value	% of Net Assets
TEXTILES, APPAREL & LUXURY GOODS
NIKE Inc. Class B	392,962	$48,322,537	0.43%
Other securities[a]		60,582,976	0.54

		108,905,513	0.97
THRIFTS & MORTGAGE FINANCE
Other securities[a]		8,417,634	0.07

		8,417,634	0.07
TOBACCO
Altria Group Inc.	1,139,652	61,997,069	0.55
Philip Morris International Inc.	897,740	71,217,714	0.63
Other securities[a]		21,189,526	0.19

		154,404,309	1.37
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		29,319,082	0.26

		29,319,082	0.26
TRANSPORTATION INFRASTRUCTURE
Other securities[a]		2,983,563	0.03

		2,983,563	0.03
WATER UTILITIES
Other securities[a]		8,447,706	0.08

		8,447,706	0.08
WIRELESS TELECOMMUNICATION SERVICES
Other securities[a]		17,446,856	0.16

		17,446,856	0.16

TOTAL COMMON STOCKS
(Cost: $10,211,759,434)		11,222,937,849	99.82

Security	Shares	Value	% of Net Assets
SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[b,e,f]	269,478,379	$269,478,379	2.40%
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%[b,e,f]	14,771,078	14,771,078	0.13
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[b,e]	60,023,897	60,023,897	0.53

		344,273,354	3.06

TOTAL SHORT-TERM INVESTMENTS
(Cost: $344,273,354)		344,273,354	3.06

TOTAL INVESTMENTS IN SECURITIES
(Cost: $10,556,032,788)		11,567,211,203	102.88
Other Assets, Less Liabilities		(323,311,525)	(2.88)

NET ASSETS		$11,243,899,678	100.00%

NVS — Non-Voting Shares

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2015. Other securities may include securities on loan and non-income earning securities.
[b]	Affiliated issuer. See Note 2.
[c]	Non-income earning security.
[d]	All or a portion of this security represents a security on loan. See Note 1.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of September 30, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini	156	Dec. 2015	Chicago Mercantile	$14,887,860	$(189,955)
S&P MidCap 400 E-Mini	12	Dec. 2015	Chicago Mercantile	1,635,480	(42,926)

Net unrealized depreciation					$(232,881)

See notes to financial statements.

SCHEDULES OF INVESTMENTS	29

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL 1000 GROWTH ETF

September 30, 2015

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Boeing Co. (The)	1,930,551	$252,805,654	0.91%
Honeywell International Inc.	2,182,338	206,645,585	0.75
Other securities[a]		339,113,313	1.22

		798,564,552	2.88
AIR FREIGHT & LOGISTICS
United Parcel Service Inc. Class B	1,958,567	193,290,977	0.70
Other securities[a]		93,966,547	0.34

		287,257,524	1.04
AIRLINES
Other securities[a]		351,633,485	1.27

		351,633,485	1.27
AUTO COMPONENTS
Other securities[a]		139,867,867	0.50

		139,867,867	0.50
AUTOMOBILES
Other securities[a]		91,673,669	0.33

		91,673,669	0.33
BANKS
Other securities[a]		28,220,659	0.10

		28,220,659	0.10
BEVERAGES
Coca-Cola Co. (The)	10,947,056	439,195,887	1.58
PepsiCo Inc.	4,120,742	388,585,971	1.40
Other securities[a]		226,727,021	0.82

		1,054,508,879	3.80
BIOTECHNOLOGY
AbbVie Inc.	4,621,124	251,435,357	0.91
Amgen Inc.	2,122,624	293,601,352	1.06
Biogen Inc.[b]	656,713	191,635,420	0.69
Celgene Corp.[b]	2,214,261	239,516,612	0.86
Gilead Sciences Inc.	4,102,741	402,848,139	1.45
Other securities[a]		525,794,675	1.90

		1,904,831,555	6.87
BUILDING PRODUCTS
Other securities[a]		83,736,651	0.30

		83,736,651	0.30
CAPITAL MARKETS
BlackRock Inc.[c]	111,288	33,104,841	0.12

Security	Shares	Value	% of Net Assets
Other securities[a]		$310,303,545	1.12%

		343,408,386	1.24
CHEMICALS
Other securities[a]		780,888,330	2.82

		780,888,330	2.82
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		138,257,687	0.50

		138,257,687	0.50
COMMUNICATIONS EQUIPMENT
Other securities[a]		149,431,553	0.54

		149,431,553	0.54
CONSTRUCTION & ENGINEERING
Other securities[a]		4,245,272	0.02

		4,245,272	0.02
CONSTRUCTION MATERIALS
Other securities[a]		17,946,984	0.06

		17,946,984	0.06
CONSUMER FINANCE
Other securities[a]		52,109,688	0.19

		52,109,688	0.19
CONTAINERS & PACKAGING
Other securities[a]		109,208,048	0.39

		109,208,048	0.39
DISTRIBUTORS
Other securities[a]		56,785,751	0.20

		56,785,751	0.20
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		50,915,342	0.18

		50,915,342	0.18
DIVERSIFIED FINANCIAL SERVICES
Other securities[a]		221,547,873	0.80

		221,547,873	0.80
DIVERSIFIED TELECOMMUNICATION SERVICES
Verizon Communications Inc.	10,566,218	459,736,145	1.66
Other securities[a]		94,328,490	0.34

		554,064,635	2.00
ELECTRIC UTILITIES
Other securities[a]		5,311,062	0.02

		5,311,062	0.02

30	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

September 30, 2015

Security	Shares	Value	% of Net Assets
ELECTRICAL EQUIPMENT
Other securities[a]		$161,090,182	0.58%

		161,090,182	0.58
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other securities[a]		113,376,403	0.41

		113,376,403	0.41
ENERGY EQUIPMENT & SERVICES
Other securities[a]		44,603,700	0.16

		44,603,700	0.16
FOOD & STAPLES RETAILING
Costco Wholesale Corp.	1,228,317	177,577,789	0.64
CVS Health Corp.	2,920,054	281,726,810	1.02
Other securities[a]		197,007,657	0.71

		656,312,256	2.37
FOOD PRODUCTS
Kraft Heinz Co. (The)	1,652,589	116,639,732	0.42
Other securities[a]		355,912,927	1.29

		472,552,659	1.71
HEALTH CARE EQUIPMENT & SUPPLIES
Other securities[a]		485,170,221	1.75

		485,170,221	1.75
HEALTH CARE PROVIDERS & SERVICES
Express Scripts Holding Co.[b,d]	1,584,679	128,295,612	0.46
McKesson Corp.	646,451	119,612,829	0.43
UnitedHealth Group Inc.	2,524,599	292,878,730	1.06
Other securities[a]		492,538,182	1.78

		1,033,325,353	3.73
HEALTH CARE TECHNOLOGY
Other securities[a]		83,421,515	0.30

		83,421,515	0.30
HOTELS, RESTAURANTS & LEISURE
McDonald’s Corp.	2,675,928	263,659,186	0.95
Starbucks Corp.	4,189,028	238,104,352	0.86
Other securities[a]		449,442,557	1.62

		951,206,095	3.43
HOUSEHOLD DURABLES
Other securities[a]		176,899,217	0.64

		176,899,217	0.64

Security	Shares	Value	% of Net Assets
HOUSEHOLD PRODUCTS
Colgate-Palmolive Co.	2,214,766	$140,549,050	0.51%
Other securities[a]		158,630,076	0.57

		299,179,126	1.08
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS
Other securities[a]		1,859,099	0.01

		1,859,099	0.01
INDUSTRIAL CONGLOMERATES
3M Co.	1,770,935	251,065,455	0.91
Other securities[a]		47,707,843	0.17

		298,773,298	1.08
INSURANCE
Other securities[a]		136,493,722	0.49

		136,493,722	0.49
INTERNET & CATALOG RETAIL
Amazon.com Inc.[b]	1,064,133	544,719,041	1.97
Netflix Inc.[b,d]	1,184,744	122,336,665	0.44
Priceline Group Inc. (The)[b]	144,724	179,003,327	0.65
Other securities[a]		87,382,224	0.31

		933,441,257	3.37
INTERNET SOFTWARE & SERVICES
Alphabet Inc. Class Ab	804,757	513,732,726	1.85
Alphabet Inc. Class Cb	821,213	499,642,413	1.80
Facebook Inc. Class Ab	6,041,339	543,116,376	1.96
Other securities[a]		302,288,197	1.10

		1,858,779,712	6.71
IT SERVICES
Accenture PLC Class A	1,753,616	172,310,308	0.62
International Business Machines Corp.	1,406,955	203,966,266	0.74
MasterCard Inc. Class A	2,790,790	251,505,995	0.91
Visa Inc. Class A	5,464,621	380,665,499	1.37
Other securities[a]		702,495,207	2.53

		1,710,943,275	6.17
LEISURE PRODUCTS
Other securities[a]		50,598,792	0.18

		50,598,792	0.18

SCHEDULES OF INVESTMENTS	31

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

September 30, 2015

Security	Shares	Value	% of Net Assets
LIFE SCIENCES TOOLS & SERVICES
Other securities[a]		$201,318,501	0.73%

		201,318,501	0.73
MACHINERY
Other securities[a]		374,085,701	1.35

		374,085,701	1.35
MEDIA
Comcast Corp. Class A	5,351,732	304,406,516	1.10
Comcast Corp. Class A Special NVS[d]	961,032	55,009,472	0.20
Time Warner Cable Inc.	790,394	141,772,972	0.51
Walt Disney Co. (The)	4,736,881	484,109,238	1.75
Other securities[a]		534,929,333	1.93

		1,520,227,531	5.49
METALS & MINING
Other securities[a]		12,285,466	0.04

		12,285,466	0.04
MULTI-UTILITIES
Other securities[a]		5,808,743	0.02

		5,808,743	0.02
MULTILINE RETAIL
Other securities[a]		179,935,172	0.65

		179,935,172	0.65
OIL, GAS & CONSUMABLE FUELS
Other securities[a]		146,150,859	0.53

		146,150,859	0.53
PAPER & FOREST PRODUCTS
Other securities[a]		42,190,797	0.15

		42,190,797	0.15
PERSONAL PRODUCTS
Other securities[a]		64,394,963	0.23

		64,394,963	0.23
PHARMACEUTICALS
Allergan PLC[b]	495,229	134,608,194	0.49
Bristol-Myers Squibb Co.	4,653,767	275,503,006	0.99
Eli Lilly & Co.	2,731,690	228,615,136	0.82
Other securities[a]		298,744,143	1.08

		937,470,479	3.38

Security	Shares	Value	% of Net Assets
PROFESSIONAL SERVICES
Other securities[a]		$145,966,727	0.53%

		145,966,727	0.53
REAL ESTATE INVESTMENT TRUSTS (REITS)
Simon Property Group Inc.	869,000	159,652,680	0.58
Other securities[a]		512,449,753	1.85

		672,102,433	2.43
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		49,387,564	0.18

		49,387,564	0.18
ROAD & RAIL
Union Pacific Corp.	2,444,440	216,112,940	0.78
Other securities[a]		96,483,611	0.35

		312,596,551	1.13
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Texas Instruments Inc.	2,904,497	143,830,692	0.52
Other securities[a]		425,249,414	1.53

		569,080,106	2.05
SOFTWARE
Adobe Systems Inc.[b]	1,396,660	114,833,385	0.41
Microsoft Corp.	12,805,025	566,750,407	2.05
Oracle Corp.	5,307,326	191,700,615	0.69
salesforce.com inc.[b]	1,831,427	127,155,977	0.46
Other securities[a]		475,688,270	1.72

		1,476,128,654	5.33
SPECIALTY RETAIL
Home Depot Inc. (The)	3,626,389	418,811,666	1.51
Lowe’s Companies Inc.	2,656,958	183,117,545	0.66
TJX Companies Inc. (The)	1,899,508	135,662,861	0.49
Other securities[a]		590,235,259	2.13

		1,327,827,331	4.79
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Apple Inc.	16,083,045	1,773,959,863	6.40
Other securities[a]		19,324,517	0.07

		1,793,284,380	6.47
TEXTILES, APPAREL & LUXURY GOODS
NIKE Inc. Class B	1,892,964	232,777,783	0.84
Other securities[a]		229,313,943	0.83

		462,091,726	1.67

32	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

September 30, 2015

Security	Shares	Value	% of Net Assets
TOBACCO
Altria Group Inc.	5,166,216	$281,042,150	1.01%
Philip Morris International Inc.	2,153,786	170,859,843	0.62
Other securities[a]		102,055,056	0.37

		553,957,049	2.00
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		111,628,844	0.40

		111,628,844	0.40
WIRELESS TELECOMMUNICATION SERVICES
Other securities[a]		18,678,284	0.07

		18,678,284	0.07

TOTAL COMMON STOCKS
(Cost: $22,331,506,484)		27,669,039,195	99.84

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[c,e,f]	755,253,183	755,253,183	2.72
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%[c,e,f]	41,398,141	41,398,141	0.15

Security	Shares	Value	% of Net Assets
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[c,e]	115,520,707	$115,520,707	0.42%

		912,172,031	3.29

TOTAL SHORT-TERM INVESTMENTS
(Cost: $912,172,031)		912,172,031	3.29

TOTAL INVESTMENTS IN SECURITIES
(Cost: $23,243,678,515)		28,581,211,226	103.13
Other Assets, Less Liabilities		(867,650,973)	(3.13)

NET ASSETS		$27,713,560,253	100.00%

NVS — Non-Voting Shares

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2015. Other securities may include securities on loan and non-income earning securities.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	All or a portion of this security represents a security on loan. See Note 1.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
f	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of September 30, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini	379	Dec. 2015	Chicago Mercantile	$36,169,865	$(461,493)

See notes to financial statements.

SCHEDULES OF INVESTMENTS	33

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL 1000 VALUE ETF

September 30, 2015

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
United Technologies Corp.	2,008,146	$178,704,913	0.76%
Other securities[a]		375,412,804	1.59

		554,117,717	2.35
AIR FREIGHT & LOGISTICS
Other securities[a]		64,767,099	0.28

		64,767,099	0.28
AIRLINES
Other securities[a]		16,022,473	0.07

		16,022,473	0.07
AUTO COMPONENTS
Other securities[a]		82,993,319	0.35

		82,993,319	0.35
AUTOMOBILES
Ford Motor Co.	9,700,571	131,636,748	0.56
General Motors Co.	3,993,101	119,872,892	0.51
Other securities[a]		12,874,325	0.05

		264,383,965	1.12
BANKS
Bank of America Corp.	26,090,055	406,483,057	1.73
Citigroup Inc.	7,537,650	373,942,816	1.59
JPMorgan Chase & Co.	9,219,253	562,097,855	2.39
PNC Financial Services Group Inc. (The)[b]	1,286,778	114,780,598	0.49
U.S. Bancorp	4,161,874	170,678,453	0.72
Wells Fargo & Co.	11,573,713	594,310,163	2.52
Other securities[a]		505,460,909	2.15

		2,727,753,851	11.59
BEVERAGES
Other securities[a]		31,059,950	0.13

		31,059,950	0.13
BIOTECHNOLOGY
Other securities[a]		21,959,639	0.09

		21,959,639	0.09
BUILDING PRODUCTS
Other securities[a]		26,262,878	0.11

		26,262,878	0.11

Security	Shares	Value	% of Net Assets
CAPITAL MARKETS
BlackRock Inc.[b]	212,606	$63,243,907	0.27%
Goldman Sachs Group Inc. (The)	1,073,292	186,495,218	0.79
Morgan Stanley	3,808,630	119,971,845	0.51
Other securities[a]		353,028,382	1.50

		722,739,352	3.07
CHEMICALS
Dow Chemical Co. (The)	2,489,140	105,539,536	0.45
Other securities[a]		245,447,530	1.04

		350,987,066	1.49
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		128,876,971	0.55

		128,876,971	0.55
COMMUNICATIONS EQUIPMENT
Cisco Systems Inc.	12,634,857	331,664,996	1.41
QUALCOMM Inc.	3,434,357	184,528,002	0.78
Other securities[a]		71,707,256	0.31

		587,900,254	2.50
CONSTRUCTION & ENGINEERING
Other securities[a]		61,543,014	0.26

		61,543,014	0.26
CONSTRUCTION MATERIALS
Other securities[a]		47,443,501	0.20

		47,443,501	0.20
CONSUMER FINANCE
American Express Co.	1,730,471	128,279,815	0.54
Capital One Financial Corp.	1,357,621	98,454,675	0.42
Other securities[a]		111,161,266	0.48

		337,895,756	1.44
CONTAINERS & PACKAGING
Other securities[a]		78,613,371	0.33

		78,613,371	0.33
DISTRIBUTORS
Other securities[a]		2,230,984	0.01

		2,230,984	0.01
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		6,621,102	0.03

		6,621,102	0.03

34	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

September 30, 2015

Security	Shares	Value	% of Net Assets
DIVERSIFIED FINANCIAL SERVICES
Berkshire Hathaway Inc. Class Bc	4,320,017	$563,330,217	2.39%
Other securities[a]		167,418,815	0.71

		730,749,032	3.10
DIVERSIFIED TELECOMMUNICATION SERVICES
AT&T Inc.	12,899,624	420,269,750	1.79
Other securities[a]		109,627,821	0.46

		529,897,571	2.25
ELECTRIC UTILITIES
Duke Energy Corp.	1,718,119	123,601,481	0.53
NextEra Energy Inc.	1,103,442	107,640,767	0.46
Southern Co. (The)	2,256,635	100,871,584	0.43
Other securities[a]		470,988,319	1.99

		803,102,151	3.41
ELECTRICAL EQUIPMENT
Other securities[a]		100,685,859	0.43

		100,685,859	0.43
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other securities[a]		126,874,245	0.54

		126,874,245	0.54
ENERGY EQUIPMENT & SERVICES
Schlumberger Ltd.	2,772,783	191,238,843	0.81
Other securities[a]		291,578,936	1.24

		482,817,779	2.05
FOOD & STAPLES RETAILING
Wal-Mart Stores Inc.	3,924,202	254,445,258	1.08
Walgreens Boots Alliance Inc.	1,813,371	150,691,130	0.64
Other securities[a]		67,706,176	0.29

		472,842,564	2.01
FOOD PRODUCTS
Mondelez International Inc. Class A	4,041,182	169,204,290	0.72
Other securities[a]		234,741,272	1.00

		403,945,562	1.72
GAS UTILITIES
Other securities[a]		66,663,221	0.28

		66,663,221	0.28
HEALTH CARE EQUIPMENT & SUPPLIES
Abbott Laboratories	3,698,698	148,761,634	0.63

Security	Shares	Value	% of Net Assets
Medtronic PLC	3,540,342	$236,990,493	1.01%
Other securities[a]		197,846,572	0.84

		583,598,699	2.48
HEALTH CARE PROVIDERS & SERVICES
Other securities[a]		384,067,930	1.63

		384,067,930	1.63
HEALTH CARE TECHNOLOGY
Other securities[a]		3,863,294	0.02

		3,863,294	0.02
HOTELS, RESTAURANTS & LEISURE
Other securities[a]		140,418,029	0.60

		140,418,029	0.60
HOUSEHOLD DURABLES
Other securities[a]		113,044,460	0.48

		113,044,460	0.48
HOUSEHOLD PRODUCTS
Procter & Gamble Co. (The)	6,739,784	484,860,061	2.06
Other securities[a]		51,732,681	0.22

		536,592,742	2.28
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS
Other securities[a]		42,777,725	0.18

		42,777,725	0.18
INDUSTRIAL CONGLOMERATES
Danaher Corp.	1,195,636	101,880,144	0.43
General Electric Co.	25,031,013	631,282,148	2.68
Other securities[a]		35,221,075	0.15

		768,383,367	3.26
INSURANCE
American International Group Inc.	3,312,655	188,225,057	0.80
MetLife Inc.	2,327,444	109,738,985	0.47
Other securities[a]		1,091,861,988	4.63

		1,389,826,030	5.90
INTERNET & CATALOG RETAIL
Other securities[a]		17,730,588	0.08

		17,730,588	0.08
INTERNET SOFTWARE & SERVICES
Other securities[a]		75,307,172	0.32

		75,307,172	0.32

SCHEDULES OF INVESTMENTS	35

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

September 30, 2015

Security	Shares	Value	% of Net Assets
IT SERVICES
International Business Machines Corp.	1,003,906	$145,536,253	0.62%
Other securities[a]		136,293,170	0.58

		281,829,423	1.20
LEISURE PRODUCTS
Other securities[a]		30,486,664	0.13

		30,486,664	0.13
LIFE SCIENCES TOOLS & SERVICES
Other securities[a]		147,900,287	0.63

		147,900,287	0.63
MACHINERY
Other securities[a]		386,057,454	1.64

		386,057,454	1.64
MARINE
Other securities[a]		8,600,085	0.04

		8,600,085	0.04
MEDIA
Other securities[a]		288,020,832	1.22

		288,020,832	1.22
METALS & MINING
Other securities[a]		151,475,228	0.64

		151,475,228	0.64
MULTI-UTILITIES
Dominion Resources Inc./VA	1,400,801	98,588,374	0.42
Other securities[a]		453,230,362	1.92

		551,818,736	2.34
MULTILINE RETAIL
Target Corp.	1,454,673	114,424,578	0.49
Other securities[a]		47,485,479	0.20

		161,910,057	0.69
OIL, GAS & CONSUMABLE FUELS
Chevron Corp.	4,671,644	368,499,279	1.57
ConocoPhillips	3,063,178	146,910,017	0.62
Exxon Mobil Corp.	10,386,827	772,260,587	3.28
Kinder Morgan Inc./DE	4,436,222	122,794,625	0.52
Occidental Petroleum Corp.	1,908,378	126,239,205	0.54
Phillips 66	1,345,707	103,404,126	0.44
Other securities[a]		896,461,261	3.81

		2,536,569,100	10.78

Security	Shares	Value	% of Net Assets
PAPER & FOREST PRODUCTS
Other securities[a]		$7,643,931	0.03%

		7,643,931	0.03
PERSONAL PRODUCTS
Other securities[a]		22,320,464	0.10

		22,320,464	0.10
PHARMACEUTICALS
Allergan PLC[c]	534,302	145,228,627	0.62
Johnson & Johnson	6,000,256	560,123,897	2.38
Merck & Co. Inc.	6,218,560	307,134,678	1.30
Pfizer Inc.	15,297,219	480,485,649	2.04
Other securities[a]		87,127,716	0.37

		1,580,100,567	6.71
PROFESSIONAL SERVICES
Other securities[a]		55,118,614	0.23

		55,118,614	0.23
REAL ESTATE INVESTMENT TRUSTS (REITS)
Other securities[a]		1,142,056,716	4.85

		1,142,056,716	4.85
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		30,783,793	0.13

		30,783,793	0.13
ROAD & RAIL
Other securities[a]		150,151,258	0.64

		150,151,258	0.64
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Intel Corp.	10,960,525	330,350,223	1.40
Other securities[a]		272,690,072	1.16

		603,040,295	2.56
SOFTWARE
Microsoft Corp.	8,701,892	385,145,740	1.64
Oracle Corp.	3,148,800	113,734,656	0.48
Other securities[a]		148,037,845	0.63

		646,918,241	2.75
SPECIALTY RETAIL
Other securities[a]		101,797,087	0.43

		101,797,087	0.43
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
EMC Corp./MA	4,429,462	107,015,802	0.45
Hewlett-Packard Co.	4,515,738	115,648,050	0.49
Other securities[a]		103,658,352	0.45

		326,322,204	1.39

36	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

September 30, 2015

Security	Shares	Value	% of Net Assets
TEXTILES, APPAREL & LUXURY GOODS
Other securities[a]		$55,605,481	0.24%

		55,605,481	0.24
THRIFTS & MORTGAGE FINANCE
Other securities[a]		36,142,246	0.15

		36,142,246	0.15
TOBACCO
Philip Morris International Inc.	1,932,063	153,270,558	0.65
Other securities[a]		15,662,793	0.07

		168,933,351	0.72
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		26,353,347	0.11

		26,353,347	0.11
TRANSPORTATION INFRASTRUCTURE
Other securities[a]		12,806,803	0.05

		12,806,803	0.05
WATER UTILITIES
Other securities[a]		36,261,961	0.15

		36,261,961	0.15
WIRELESS TELECOMMUNICATION SERVICES
Other securities[a]		58,302,223	0.25

		58,302,223	0.25

TOTAL COMMON STOCKS
(Cost: $22,371,925,043)		23,492,686,730	99.79

Security	Shares	Value	% of Net Assets
SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[b,d,e]	341,095,917	$341,095,917	1.45%
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%[b,d,e]	18,696,693	18,696,693	0.08
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[b,d]	145,766,125	145,766,125	0.62

		505,558,735	2.15

TOTAL SHORT-TERM INVESTMENTS
(Cost: $505,558,735)		505,558,735	2.15

TOTAL INVESTMENTS IN SECURITIES
(Cost: $22,877,483,778)		23,998,245,465	101.94
Other Assets, Less Liabilities		(456,210,147)	(1.94)

NET ASSETS		$23,542,035,318	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2015. Other securities may include securities on loan and non-income earning securities.
[b]	Affiliated issuer. See Note 2.
[c]	Non-income earning security.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of September 30, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini	388	Dec. 2015	Chicago Mercantile	$37,028,780	$(472,452)

See notes to financial statements.

SCHEDULES OF INVESTMENTS	37

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL 2000 ETF

September 30, 2015

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Teledyne Technologies Inc.[a,b]	540,924	$48,845,437	0.19%
Other securities[c]		311,628,349	1.23

		360,473,786	1.42
AIR FREIGHT & LOGISTICS
Other securities[c]		107,460,926	0.42

		107,460,926	0.42
AIRLINES
Other securities[c]		93,388,560	0.37

		93,388,560	0.37
AUTO COMPONENTS
Other securities[c]		292,560,677	1.15

		292,560,677	1.15
AUTOMOBILES
Other securities[c]		7,934,151	0.03

		7,934,151	0.03
BANKS
Bank of the Ozarks Inc.	1,193,829	52,241,957	0.21
Investors Bancorp Inc.	5,337,626	65,866,305	0.26
Prosperity Bancshares Inc.	1,072,180	52,654,760	0.21
Umpqua Holdings Corp.	3,375,951	55,028,001	0.22
Webster Financial Corp.	1,389,618	49,512,089	0.20
Other securities[c]		2,057,683,390	8.11

		2,332,986,502	9.21
BEVERAGES
Other securities[c]		53,864,047	0.21

		53,864,047	0.21
BIOTECHNOLOGY
Anacor Pharmaceuticals Inc.[a,b]	627,154	73,822,297	0.29
Cepheid[a,b]	1,098,837	49,667,432	0.20
Neurocrine Biosciences Inc.[a,b]	1,307,604	52,029,563	0.21
Ultragenyx Pharmaceutical Inc.[a,b]	588,351	56,664,085	0.22
Other securities[c]		1,324,923,711	5.23

		1,557,107,088	6.15

Security	Shares	Value	% of Net Assets
BUILDING PRODUCTS
Other securities[c]		$228,908,763	0.90%

		228,908,763	0.90
CAPITAL MARKETS
Other securities[c]		330,235,820	1.30

		330,235,820	1.30
CHEMICALS
Other securities[c]		438,467,512	1.73

		438,467,512	1.73
COMMERCIAL SERVICES & SUPPLIES
Other securities[c]		540,835,686	2.13

		540,835,686	2.13
COMMUNICATIONS EQUIPMENT
NetScout Systems Inc.[a,b]	1,408,712	49,826,143	0.20
Other securities[c]		362,359,535	1.43

		412,185,678	1.63
CONSTRUCTION & ENGINEERING
Other securities[c]		192,788,389	0.76

		192,788,389	0.76
CONSTRUCTION MATERIALS
Other securities[c]		40,744,095	0.16

		40,744,095	0.16
CONSUMER FINANCE
Other securities[c]		123,643,685	0.49

		123,643,685	0.49
CONTAINERS & PACKAGING
Berry Plastics Group Inc.[a,b]	1,827,575	54,955,180	0.22
Other securities[c]		23,598,467	0.09

		78,553,647	0.31
DISTRIBUTORS
Other securities[c]		77,805,034	0.31

		77,805,034	0.31
DIVERSIFIED CONSUMER SERVICES
Other securities[c]		291,440,731	1.15

		291,440,731	1.15
DIVERSIFIED FINANCIAL SERVICES
MarketAxess Holdings Inc.	571,067	53,040,703	0.21
Other securities[c]		32,887,721	0.13

		85,928,424	0.34

38	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

September 30, 2015

Security	Shares	Value	% of Net Assets
DIVERSIFIED TELECOMMUNICATION SERVICES
Other securities[c]		$186,209,804	0.74%

		186,209,804	0.74
ELECTRIC UTILITIES
Cleco Corp.	925,880	49,293,851	0.19
IDACORP Inc.	770,665	49,869,732	0.20
Portland General Electric Co.	1,358,807	50,235,095	0.20
Other securities[c]		200,125,270	0.79

		349,523,948	1.38
ELECTRICAL EQUIPMENT
Other securities[c]		167,721,240	0.66

		167,721,240	0.66
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other securities[c]		650,210,636	2.57

		650,210,636	2.57
ENERGY EQUIPMENT & SERVICES
Other securities[c]		233,493,397	0.92

		233,493,397	0.92
FOOD & STAPLES RETAILING
Casey’s General Stores Inc.	594,591	61,195,306	0.24
Other securities[c]		166,608,720	0.66

		227,804,026	0.90
FOOD PRODUCTS
Post Holdings Inc.[a]	942,553	55,704,882	0.22
TreeHouse Foods Inc.[a,b]	656,294	51,053,110	0.20
Other securities[c]		322,708,548	1.28

		429,466,540	1.70
GAS UTILITIES
Other securities[c]		304,167,276	1.20

		304,167,276	1.20
HEALTH CARE EQUIPMENT & SUPPLIES
ABIOMED Inc.[a,b]	638,864	59,261,025	0.23
STERIS Corp.	914,109	59,389,662	0.23
Thoratec Corp.[a]	829,574	52,478,851	0.21
West Pharmaceutical Services Inc.	1,101,280	59,601,274	0.24
Other securities[c]		709,818,768	2.80

		940,549,580	3.71

Security	Shares	Value	% of Net Assets
HEALTH CARE PROVIDERS & SERVICES
AmSurg Corp.[a,b]	741,083	$57,589,560	0.23%
HealthSouth Corp.	1,400,543	53,738,835	0.21
Team Health Holdings Inc.[a,b]	1,102,211	59,552,460	0.24
WellCare Health Plans Inc.[a,b]	674,106	58,094,455	0.23
Other securities[c]		485,643,288	1.91

		714,618,598	2.82
HEALTH CARE TECHNOLOGY
Other securities[c]		133,907,303	0.53

		133,907,303	0.53
HOTELS, RESTAURANTS & LEISURE
Buffalo Wild Wings Inc.[a,b]	290,734	56,236,678	0.22
Vail Resorts Inc.	556,399	58,243,847	0.23
Other securities[c]		770,580,629	3.04

		885,061,154	3.49
HOUSEHOLD DURABLES
Other securities[c]		336,868,784	1.33

		336,868,784	1.33
HOUSEHOLD PRODUCTS
Other securities[c]		50,028,314	0.20

		50,028,314	0.20
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS
Other securities[c]		130,157,377	0.51

		130,157,377	0.51
INDUSTRIAL CONGLOMERATES
Other securities[c]		9,832,848	0.04

		9,832,848	0.04
INSURANCE
CNO Financial Group Inc.	3,014,356	56,700,036	0.22
First American Financial Corp.	1,659,061	64,819,513	0.26
Other securities[c]		528,298,349	2.08

		649,817,898	2.56
INTERNET & CATALOG RETAIL
Other securities[c]		175,276,419	0.69

		175,276,419	0.69

SCHEDULES OF INVESTMENTS	39

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

September 30, 2015

Security	Shares	Value	% of Net Assets
INTERNET SOFTWARE & SERVICES
Dealertrack Technologies Inc.[a,b]	866,044	$54,699,339	0.22%
j2 Global Inc.	737,869	52,278,019	0.21
Other securities[c]		557,323,497	2.19

		664,300,855	2.62
IT SERVICES
EPAM Systems Inc.[a,b]	748,591	55,785,001	0.22
Euronet Worldwide Inc.[a,b]	794,064	58,832,202	0.23
MAXIMUS Inc.	1,008,582	60,071,144	0.24
Other securities[c]		427,973,489	1.69

		602,661,836	2.38
LEISURE PRODUCTS
Other securities[c]		77,079,526	0.30

		77,079,526	0.30
LIFE SCIENCES TOOLS & SERVICES
PAREXEL International Corp.[a,b]	844,439	52,287,663	0.21
Other securities[c]		93,529,274	0.37

		145,816,937	0.58
MACHINERY
Other securities[c]		642,195,861	2.53

		642,195,861	2.53
MARINE
Other securities[c]		42,696,999	0.17

		42,696,999	0.17
MEDIA
Other securities[c]		387,486,289	1.53

		387,486,289	1.53
METALS & MINING
Other securities[c]		197,043,684	0.78

		197,043,684	0.78
MULTI-UTILITIES
Other securities[c]		98,853,940	0.39

		98,853,940	0.39
MULTILINE RETAIL
Burlington Stores Inc.[a,b]	1,154,175	58,909,092	0.23
Other securities[c]		49,278,491	0.20

		108,187,583	0.43

Security	Shares	Value	% of Net Assets
OIL, GAS & CONSUMABLE FUELS
Other securities[c]		$509,222,857	2.01%

		509,222,857	2.01
PAPER & FOREST PRODUCTS
Other securities[c]		138,249,363	0.55

		138,249,363	0.55
PERSONAL PRODUCTS
Other securities[c]		43,073,768	0.17

		43,073,768	0.17
PHARMACEUTICALS
Other securities[c]		443,510,204	1.75

		443,510,204	1.75
PROFESSIONAL SERVICES
Other securities[c]		354,252,937	1.40

		354,252,937	1.40
REAL ESTATE INVESTMENT TRUSTS (REITS)
CubeSmart[b]	2,545,892	69,273,721	0.27
Highwoods Properties Inc.[b]	1,439,550	55,782,563	0.22
LaSalle Hotel Properties[b]	1,729,255	49,093,549	0.19
PennyMac Mortgage Investment Trust[b,d]	880,631	13,623,362	0.05
RLJ Lodging Trust[b]	2,023,337	51,129,726	0.20
Sovran Self Storage Inc.[b]	544,349	51,332,111	0.20
Strategic Hotels & Resorts Inc.[a,b]	4,214,011	58,111,212	0.23
Other securities[c]		1,963,658,368	7.77

		2,312,004,612	9.13
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[c]		112,301,201	0.44

		112,301,201	0.44
ROAD & RAIL
Other securities[c]		176,426,920	0.70

		176,426,920	0.70
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Cavium Inc.[a,b]	846,655	51,959,217	0.21
Other securities[c]		732,741,691	2.89

		784,700,908	3.10

40	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

September 30, 2015

Security	Shares	Value	% of Net Assets
SOFTWARE
Aspen Technology Inc.[a,b]	1,307,022	$49,549,204	0.20%
Guidewire Software Inc.[a,b]	1,073,860	56,463,559	0.22
Manhattan Associates Inc.[a,b]	1,129,291	70,354,829	0.28
Qlik Technologies Inc.[a,b]	1,397,989	50,956,699	0.20
Tyler Technologies Inc.[a,b]	515,267	76,934,516	0.30
Other securities[c]		827,050,321	3.27

		1,131,309,128	4.47
SPECIALTY RETAIL
Other securities[c]		782,291,724	3.09

		782,291,724	3.09
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Other securities[c]		171,239,034	0.68

		171,239,034	0.68
TEXTILES, APPAREL & LUXURY GOODS
Other securities[c]		252,296,076	1.00

		252,296,076	1.00
THRIFTS & MORTGAGE FINANCE
PennyMac Financial Services Inc. Class Aa,b,d	224,219	3,587,504	0.01
Other securities[c]		558,440,158	2.21

		562,027,662	2.22
TOBACCO
Other securities[c]		47,019,715	0.19

		47,019,715	0.19
TRADING COMPANIES & DISTRIBUTORS
Other securities[c]		168,408,175	0.66

		168,408,175	0.66
TRANSPORTATION INFRASTRUCTURE
Other securities[c]		11,598,308	0.05

		11,598,308	0.05
WATER UTILITIES
Other securities[c]		69,630,041	0.27

		69,630,041	0.27

Security	Shares	Value	% of Net Assets
WIRELESS TELECOMMUNICATION SERVICES
Other securities[c]		$30,959,283	0.12%

		30,959,283	0.12

TOTAL COMMON STOCKS
(Cost: $33,285,146,671)		25,288,873,769	99.83

WARRANTS

OIL, GAS & CONSUMABLE FUELS
Other securities[c]		3	—

		3	—

TOTAL WARRANTS
(Cost: $0)		3	—

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[d,e,f]	4,266,942,484	4,266,942,484	16.84
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%[d,e,f]	233,886,452	233,886,452	0.92
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[d,e]	91,095,667	91,095,667	0.36

		4,591,924,603	18.12

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,591,924,603)		4,591,924,603	18.12

TOTAL INVESTMENTS IN SECURITIES
(Cost: $37,877,071,274)		29,880,798,375	117.95
Other Assets, Less Liabilities		(4,547,990,022)	(17.95)

NET ASSETS		$25,332,808,353	100.00%

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2015. Other securities may include securities on loan and non-income earning securities.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

SCHEDULES OF INVESTMENTS	41

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

September 30, 2015

Open futures contracts as of September 30, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
Russell 2000 Mini	392	Dec. 2015	ICE Markets Equity	$42,959,280	$(1,141,740)

See notes to financial statements.

42	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL 2000 GROWTH ETF

September 30, 2015

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
HEICO Corp.	149,073	$7,286,688	0.11%
HEICO Corp. Class A	307,899	13,981,694	0.22
Other securities[a]		30,513,559	0.48

		51,781,941	0.81
AIR FREIGHT & LOGISTICS
Other securities[a]		37,509,600	0.59

		37,509,600	0.59
AIRLINES
Allegiant Travel Co.	103,398	22,359,817	0.35
Other securities[a]		15,335,930	0.24

		37,695,747	0.59
AUTO COMPONENTS
Tenneco Inc.[b,c]	473,065	21,179,120	0.33
Other securities[a]		70,174,623	1.10

		91,353,743	1.43
AUTOMOBILES
Other securities[a]		3,602,307	0.06

		3,602,307	0.06
BANKS
Bank of the Ozarks Inc.	601,106	26,304,399	0.41
Other securities[a]		52,073,888	0.82

		78,378,287	1.23
BEVERAGES
Other securities[a]		25,895,743	0.41

		25,895,743	0.41
BIOTECHNOLOGY
Anacor Pharmaceuticals Inc.[b,c]	315,798	37,172,583	0.58
Cepheid[b,c]	553,327	25,010,380	0.39
Dyax Corp.[b,c]	1,123,007	21,438,204	0.34
Neurocrine Biosciences Inc.[b,c]	658,442	26,199,407	0.41
Ultragenyx Pharmaceutical Inc.[b,c]	296,230	28,529,911	0.45
Other securities[a]		610,451,223	9.59

		748,801,708	11.76
BUILDING PRODUCTS
Other securities[a]		84,225,396	1.32

		84,225,396	1.32

Security	Shares	Value	% of Net Assets
CAPITAL MARKETS
Other securities[a]		$97,748,835	1.54%

		97,748,835	1.54
CHEMICALS
PolyOne Corp.	687,610	20,174,477	0.32
Other securities[a]		119,126,968	1.87

		139,301,445	2.19
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		143,248,536	2.25

		143,248,536	2.25
COMMUNICATIONS EQUIPMENT
Other securities[a]		131,734,680	2.07

		131,734,680	2.07
CONSTRUCTION & ENGINEERING
Other securities[a]		36,217,119	0.57

		36,217,119	0.57
CONSTRUCTION MATERIALS
Other securities[a]		19,917,371	0.31

		19,917,371	0.31
CONSUMER FINANCE
Other securities[a]		31,857,727	0.50

		31,857,727	0.50
CONTAINERS & PACKAGING
Other securities[a]		20,735,574	0.33

		20,735,574	0.33
DISTRIBUTORS
Pool Corp.	335,525	24,258,457	0.38
Other securities[a]		6,641,803	0.11

		30,900,260	0.49
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		80,358,841	1.26

		80,358,841	1.26
DIVERSIFIED FINANCIAL SERVICES
MarketAxess Holdings Inc.	287,657	26,717,582	0.42
Other securities[a]		1,287,729	0.02

		28,005,311	0.44
DIVERSIFIED TELECOMMUNICATION SERVICES
Other securities[a]		42,117,913	0.66

		42,117,913	0.66

SCHEDULES OF INVESTMENTS	43

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

September 30, 2015

Security	Shares	Value	% of Net Assets
ELECTRIC UTILITIES
Other securities[a]		$526,625	0.01%

		526,625	0.01
ELECTRICAL EQUIPMENT
Other securities[a]		54,889,395	0.86

		54,889,395	0.86
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
FEI Co.	320,355	23,398,729	0.37
Other securities[a]		90,499,187	1.42

		113,897,916	1.79
ENERGY EQUIPMENT & SERVICES
Other securities[a]		9,648,954	0.15

		9,648,954	0.15
FOOD & STAPLES RETAILING
Casey’s General Stores Inc.	299,414	30,815,689	0.48
Other securities[a]		41,461,713	0.66

		72,277,402	1.14
FOOD PRODUCTS
Other securities[a]		81,450,918	1.28

		81,450,918	1.28
HEALTH CARE EQUIPMENT & SUPPLIES
ABIOMED Inc.[b,c]	321,663	29,837,460	0.47
STERIS Corp.[c]	460,290	29,905,041	0.47
Thoratec Corp.[b]	417,756	26,427,245	0.42
West Pharmaceutical Services Inc.	554,493	30,009,161	0.47
Other securities[a]		256,866,451	4.03

		373,045,358	5.86
HEALTH CARE PROVIDERS & SERVICES
HealthSouth Corp.	705,217	27,059,176	0.43
Molina Healthcare Inc.[b,c]	302,733	20,843,167	0.33
Team Health Holdings Inc.[b,c]	555,023	29,987,893	0.47
WellCare Health Plans Inc.[b,c]	339,440	29,252,939	0.46
Other securities[a]		148,306,716	2.32

		255,449,891	4.01
HEALTH CARE TECHNOLOGY
Other securities[a]		65,690,388	1.03

		65,690,388	1.03

Security	Shares	Value	% of Net Assets
HOTELS, RESTAURANTS & LEISURE
Buffalo Wild Wings Inc.[b,c]	146,400	$28,318,152	0.44%
Cheesecake Factory Inc. (The)	375,945	20,285,992	0.32
Cracker Barrel Old Country Store Inc.[c]	138,568	20,408,295	0.32
Jack in the Box Inc.	288,160	22,199,846	0.35
Texas Roadhouse Inc.[c]	539,659	20,075,315	0.32
Vail Resorts Inc.	280,130	29,324,008	0.46
Other securities[a]		231,760,434	3.64

		372,372,042	5.85
HOUSEHOLD DURABLES
Other securities[a]		45,227,098	0.71

		45,227,098	0.71
HOUSEHOLD PRODUCTS
Other securities[a]		14,303,422	0.22

		14,303,422	0.22
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS
Other securities[a]		5,535,633	0.09

		5,535,633	0.09
INDUSTRIAL CONGLOMERATES
Other securities[a]		600,742	0.01

		600,742	0.01
INSURANCE
Other securities[a]		20,076,068	0.32

		20,076,068	0.32
INTERNET & CATALOG RETAIL
Other securities[a]		64,194,368	1.01

		64,194,368	1.01
INTERNET SOFTWARE & SERVICES
j2 Global Inc.[c]	371,565	26,325,380	0.41
Other securities[a]		250,775,687	3.94

		277,101,067	4.35
IT SERVICES
EPAM Systems Inc.[b,c]	376,942	28,089,718	0.44
Euronet Worldwide Inc.[b]	399,847	29,624,664	0.47
MAXIMUS Inc.	507,824	30,245,997	0.48
Other securities[a]		141,895,989	2.22

		229,856,368	3.61
LEISURE PRODUCTS
Other securities[a]		23,681,917	0.37

		23,681,917	0.37

44	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

September 30, 2015

Security	Shares	Value	% of Net Assets
LIFE SCIENCES TOOLS & SERVICES
PAREXEL International Corp.[b,c]	425,225	$26,329,932	0.41%
Other securities[a]		36,904,744	0.58

		63,234,676	0.99
MACHINERY
Other securities[a]		182,249,856	2.86

		182,249,856	2.86
MARINE
Other securities[a]		11,855,536	0.19

		11,855,536	0.19
MEDIA
Other securities[a]		83,167,139	1.31

		83,167,139	1.31
METALS & MINING
Other securities[a]		19,560,761	0.31

		19,560,761	0.31
MULTILINE RETAIL
Burlington Stores Inc.[b]	520,783	26,580,764	0.42
Other securities[a]		20,783,486	0.32

		47,364,250	0.74
OIL, GAS & CONSUMABLE FUELS
Western Refining Inc.	548,307	24,191,305	0.38
Other securities[a]		46,254,453	0.73

		70,445,758	1.11
PAPER & FOREST PRODUCTS
Other securities[a]		51,138,323	0.80

		51,138,323	0.80
PERSONAL PRODUCTS
Other securities[a]		12,853,163	0.20

		12,853,163	0.20
PHARMACEUTICALS
Other securities[a]		198,331,880	3.12

		198,331,880	3.12
PROFESSIONAL SERVICES
Other securities[a]		109,250,621	1.72

		109,250,621	1.72
REAL ESTATE INVESTMENT TRUSTS (REITS)
CubeSmart[c]	1,005,175	27,350,812	0.43
Sovran Self Storage Inc.	239,336	22,569,385	0.35
Other securities[a]		131,720,435	2.07

		181,640,632	2.85

Security	Shares	Value	% of Net Assets
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		$9,384,284	0.15%

		9,384,284	0.15
ROAD & RAIL
Other securities[a]		47,502,197	0.75

		47,502,197	0.75
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Cavium Inc.[b,c]	426,309	26,162,583	0.41
Integrated Device Technology Inc.[b,c]	1,143,660	23,216,298	0.36
Microsemi Corp.[b,c]	733,675	24,079,214	0.38
Synaptics Inc.[b,c]	283,992	23,417,980	0.37
Other securities[a]		137,359,246	2.16

		234,235,321	3.68
SOFTWARE
Aspen Technology Inc.[b,c]	658,157	24,950,732	0.39
Blackbaud Inc.	361,376	20,280,421	0.32
Fair Isaac Corp.	239,405	20,229,722	0.32
Guidewire Software Inc.[b,c]	540,768	28,433,581	0.45
Manhattan Associates Inc.[b,c]	568,579	35,422,472	0.56
Qlik Technologies Inc.[b,c]	703,976	25,659,925	0.40
Tyler Technologies Inc.[b,c]	259,476	38,742,362	0.61
Other securities[a]		310,370,698	4.87

		504,089,913	7.92
SPECIALTY RETAIL
American Eagle Outfitters Inc.	1,333,347	20,840,214	0.33
Restoration Hardware Holdings Inc.[b,c]	257,372	24,015,381	0.38
Other securities[a]		189,828,089	2.98

		234,683,684	3.69
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Other securities[a]		66,420,726	1.04

		66,420,726	1.04
TEXTILES, APPAREL & LUXURY GOODS
Other securities[a]		98,773,169	1.55

		98,773,169	1.55
THRIFTS & MORTGAGE FINANCE
Other securities[a]		47,797,797	0.75

		47,797,797	0.75

SCHEDULES OF INVESTMENTS	45

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

September 30, 2015

Security	Shares	Value	% of Net Assets
TOBACCO
Other securities[a]		$14,954,209	0.23%

		14,954,209	0.23
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		18,747,932	0.29

		18,747,932	0.29
WATER UTILITIES
Other securities[a]		1,195,277	0.02

		1,195,277	0.02
WIRELESS TELECOMMUNICATION SERVICES
Other securities[a]		8,375,140	0.13

		8,375,140	0.13

TOTAL COMMON STOCKS
(Cost: $7,112,603,625)		6,358,465,900	99.88

WARRANTS

OIL, GAS & CONSUMABLE FUELS
Other securities[a]		—	—

		—	—

TOTAL WARRANTS
(Cost: $0)		—	—

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[d,e,f]	1,511,196,526	1,511,196,526	23.74

Security	Shares	Value	% of Net Assets
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%[d,e,f]	82,834,113	$82,834,113	1.30%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[d,e]	13,827,538	13,827,538	0.22

		1,607,858,177	25.26

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,607,858,177)		1,607,858,177	25.26

TOTAL INVESTMENTS IN SECURITIES
(Cost: $8,720,461,802)		7,966,324,077	125.14
Other Assets, Less Liabilities		(1,600,233,713)	(25.14)

NET ASSETS		$6,366,090,364	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2015. Other securities may include securities on loan and non-income earning securities.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of September 30, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
Russell 2000 Mini	45	Dec. 2015	ICE Markets Equity	$4,931,550	$(205,529)

See notes to financial statements.

46	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL 2000 VALUE ETF

September 30, 2015

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Curtiss-Wright Corp.	298,174	$18,612,021	0.34%
Teledyne Technologies Inc.[a,b]	174,716	15,776,855	0.29
Other securities[c]		77,695,465	1.40

		112,084,341	2.03
AIR FREIGHT & LOGISTICS
Other securities[c]		14,454,296	0.26

		14,454,296	0.26
AIRLINES
Other securities[c]		8,027,622	0.15

		8,027,622	0.15
AUTO COMPONENTS
Other securities[c]		48,152,149	0.87

		48,152,149	0.87
AUTOMOBILES
Other securities[c]		331,046	0.01

		331,046	0.01
BANKS
Cathay General Bancorp	532,090	15,941,416	0.29
FirstMerit Corp.	1,103,088	19,491,565	0.35
Investors Bancorp Inc.	2,316,231	28,582,291	0.52
MB Financial Inc.	498,734	16,278,678	0.30
PrivateBancorp Inc.	521,454	19,987,332	0.36
Prosperity Bancshares Inc.	465,658	22,868,464	0.42
Umpqua Holdings Corp.	1,463,754	23,859,190	0.43
United Bankshares Inc./WV	462,101	17,555,217	0.32
Webster Financial Corp.	603,616	21,506,838	0.39
Wintrust Financial Corp.	315,817	16,874,102	0.31
Other securities[c]		741,270,620	13.45

		944,215,713	17.14
BEVERAGES
Other securities[c]		1,015,323	0.02

		1,015,323	0.02
BIOTECHNOLOGY
Other securities[a]		29,592,134	0.54

		29,592,134	0.54

Security	Shares	Value	% of Net Assets
BUILDING PRODUCTS
Other securities[c]		$26,645,816	0.48%

		26,645,816	0.48
CAPITAL MARKETS
Stifel Financial Corp.[a,b]	451,037	18,988,658	0.34
Other securities[c]		40,149,859	0.73

		59,138,517	1.07
CHEMICALS
Other securities[c]		70,065,832	1.27

		70,065,832	1.27
COMMERCIAL SERVICES & SUPPLIES
Other securities[c]		111,489,853	2.02

		111,489,853	2.02
COMMUNICATIONS EQUIPMENT
Other securities[c]		65,396,239	1.19

		65,396,239	1.19
CONSTRUCTION & ENGINEERING
EMCOR Group Inc.	417,179	18,460,171	0.34
Other securities[c]		34,041,898	0.61

		52,502,069	0.95
CONSTRUCTION MATERIALS
Other securities[c]		573,318	0.01

		573,318	0.01
CONSUMER FINANCE
Other securities[c]		26,207,911	0.48

		26,207,911	0.48
CONTAINERS & PACKAGING
Other securities[c]		16,219,270	0.29

		16,219,270	0.29
DISTRIBUTORS
Other securities[c]		7,091,562	0.13

		7,091,562	0.13
DIVERSIFIED CONSUMER SERVICES
Houghton Mifflin Harcourt Co.[a]	847,134	17,205,292	0.31
Other securities[c]		40,005,459	0.73

		57,210,751	1.04
DIVERSIFIED FINANCIAL SERVICES
Other securities[c]		13,212,203	0.24

		13,212,203	0.24

SCHEDULES OF INVESTMENTS	47

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

September 30, 2015

Security	Shares	Value	% of Net Assets
DIVERSIFIED TELECOMMUNICATION SERVICES
Other securities[c]		$44,490,628	0.81%

		44,490,628	0.81
ELECTRIC UTILITIES
ALLETE Inc.	324,736	16,395,921	0.30
Cleco Corp.	402,338	21,420,475	0.39
IDACORP Inc.	335,002	21,677,979	0.39
Portland General Electric Co.	589,492	21,793,519	0.40
UIL Holdings Corp.	376,952	18,949,377	0.34
Other securities[c]		50,990,138	0.93

		151,227,409	2.75
ELECTRICAL EQUIPMENT
Other securities[c]		25,424,410	0.46

		25,424,410	0.46
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
SYNNEX Corp.	191,163	16,260,325	0.30
Tech Data Corp.[a,b]	243,760	16,697,560	0.30
Other securities[c]		150,870,592	2.74

		183,828,477	3.34
ENERGY EQUIPMENT & SERVICES
Other securities[c]		92,951,764	1.69

		92,951,764	1.69
FOOD & STAPLES RETAILING
Other securities[c]		36,622,991	0.66

		36,622,991	0.66
FOOD PRODUCTS
Post Holdings Inc.[a,b]	409,175	24,182,242	0.44
TreeHouse Foods Inc.[a]	284,603	22,139,267	0.40
Other securities[c]		69,712,292	1.27

		116,033,801	2.11
GAS UTILITIES
New Jersey Resources Corp.	569,812	17,111,454	0.31
ONE Gas Inc.	350,394	15,883,360	0.29
Piedmont Natural Gas Co. Inc.	524,242	21,006,377	0.38
Southwest Gas Corp.	311,883	18,189,017	0.33
WGL Holdings Inc.	331,037	19,090,904	0.35
Other securities[c]		40,858,018	0.74

		132,139,130	2.40

Security	Shares	Value	% of Net Assets
HEALTH CARE EQUIPMENT & SUPPLIES
Other securities[c]		$86,667,106	1.57%

		86,667,106	1.57
HEALTH CARE PROVIDERS & SERVICES
AmSurg Corp.[a]	243,533	18,924,949	0.34
Other securities[c]		70,877,579	1.29

		89,802,528	1.63
HEALTH CARE TECHNOLOGY
Other securities[c]		1,533,266	0.03

		1,533,266	0.03
HOTELS, RESTAURANTS & LEISURE
Other securities[c]		62,859,092	1.14

		62,859,092	1.14
HOUSEHOLD DURABLES
Other securities[c]		107,237,977	1.95

		107,237,977	1.95
HOUSEHOLD PRODUCTS
Other securities[c]		9,324,312	0.17

		9,324,312	0.17
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS
Dynegy Inc.[a,b]	852,205	17,615,077	0.32
Other securities[c]		33,910,273	0.62

		51,525,350	0.94
INDUSTRIAL CONGLOMERATES
Other securities[c]		3,749,137	0.07

		3,749,137	0.07
INSURANCE
CNO Financial Group Inc.	1,309,267	24,627,312	0.45
First American Financial Corp.	720,068	28,133,057	0.51
Symetra Financial Corp.	498,479	15,771,876	0.29
Other securities[c]		196,154,777	3.56

		264,687,022	4.81
INTERNET & CATALOG RETAIL
Other securities[c]		20,703,213	0.38

		20,703,213	0.38
INTERNET SOFTWARE & SERVICES
Dealertrack Technologies Inc.[a]	249,320	15,747,051	0.29
Other securities[c]		32,729,360	0.59

		48,476,411	0.88

48	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

September 30, 2015

Security	Shares	Value	% of Net Assets
IT SERVICES
Other securities[c]		$62,946,499	1.14%

		62,946,499	1.14
LEISURE PRODUCTS
Other securities[c]		12,800,956	0.23

		12,800,956	0.23
LIFE SCIENCES TOOLS & SERVICES
Other securities[c]		8,522,944	0.15

		8,522,944	0.15
MACHINERY
Other securities[c]		121,913,832	2.21

		121,913,832	2.21
MARINE
Other securities[c]		8,275,121	0.15

		8,275,121	0.15
MEDIA
Other securities[c]		96,304,574	1.75

		96,304,574	1.75
METALS & MINING
Other securities[c]		68,696,221	1.25

		68,696,221	1.25
MULTI-UTILITIES
NorthWestern Corp.	313,214	16,860,310	0.31
Other securities[c]		26,171,382	0.47

		43,031,692	0.78
MULTILINE RETAIL
Other securities[c]		6,209,187	0.11

		6,209,187	0.11
OIL, GAS & CONSUMABLE FUELS
Other securities[c]		160,392,422	2.91

		160,392,422	2.91
PAPER & FOREST PRODUCTS
Other securities[c]		15,895,388	0.29

		15,895,388	0.29
PERSONAL PRODUCTS
Other securities[c]		7,586,976	0.14

		7,586,976	0.14
PHARMACEUTICALS
Other securities[c]		21,582,987	0.39

		21,582,987	0.39

Security	Shares	Value	% of Net Assets
PROFESSIONAL SERVICES
Other securities[c]		$59,465,891	1.08%

		59,465,891	1.08
REAL ESTATE INVESTMENT TRUSTS (REITS)
DCT Industrial Trust Inc.[b]	590,362	19,871,585	0.36
EPR Properties	380,331	19,613,670	0.36
Healthcare Realty Trust Inc.[b]	668,690	16,616,946	0.30
Highwoods Properties Inc.	624,531	24,200,576	0.44
LaSalle Hotel Properties[b]	749,812	21,287,163	0.39
Medical Properties Trust Inc.[b]	1,552,061	17,165,795	0.31
New Residential Investment Corp.	1,529,197	20,032,481	0.36
Pebblebrook Hotel Trust[b]	477,949	16,943,292	0.31
PennyMac Mortgage Investment Trust[b,d]	476,838	7,376,684	0.13
Strategic Hotels & Resorts Inc.[a,b]	1,828,279	25,211,967	0.46
Sun Communities Inc.[b]	260,499	17,651,412	0.32
Sunstone Hotel Investors Inc.[b]	1,388,435	18,368,995	0.33
Other securities[c]		624,440,230	11.34

		848,780,796	15.41
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[c]		39,670,684	0.72

		39,670,684	0.72
ROAD & RAIL
Con-way Inc.	383,313	18,188,202	0.33
Other securities[c]		17,335,367	0.31

		35,523,569	0.64
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Other securities[c]		138,585,841	2.52

		138,585,841	2.52
SOFTWARE
Mentor Graphics Corp.	665,815	16,399,023	0.30
Other securities[c]		40,060,680	0.72

		56,459,703	1.02

SCHEDULES OF INVESTMENTS	49

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

September 30, 2015

Security	Shares	Value	% of Net Assets
SPECIALTY RETAIL
Other securities[c]		$137,092,924	2.49%

		137,092,924	2.49
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Other securities[c]		17,030,846	0.31

		17,030,846	0.31
TEXTILES, APPAREL & LUXURY GOODS
Other securities[c]		24,346,568	0.44

		24,346,568	0.44
THRIFTS & MORTGAGE FINANCE
PennyMac Financial Services Inc. Class Aa,b,d	93,191	1,491,056	0.03
Radian Group Inc.	1,274,589	20,278,711	0.37
Other securities[c]		180,757,123	3.28

		202,526,890	3.68
TOBACCO
Other securities[c]		7,415,870	0.13

		7,415,870	0.13
TRADING COMPANIES & DISTRIBUTORS
Other securities[c]		56,643,011	1.03

		56,643,011	1.03
TRANSPORTATION INFRASTRUCTURE
Other securities[c]		5,021,142	0.09

		5,021,142	0.09
WATER UTILITIES
Other securities[c]		29,106,409	0.53

		29,106,409	0.53
WIRELESS TELECOMMUNICATION SERVICES
Other securities[c]		6,098,722	0.11

		6,098,722	0.11

TOTAL COMMON STOCKS
(Cost: $6,232,737,654)		5,490,837,654	99.68

Security	Shares	Value	% of Net Assets
WARRANTS

OIL, GAS & CONSUMABLE FUELS
Other securities[c]		$1	—%

		1	—

TOTAL WARRANTS
(Cost: $0)		1	—

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[d,e,f]	678,515,308	678,515,308	12.32
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%[d,e,f]	37,191,863	37,191,863	0.67
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[d,e]	25,308,428	25,308,428	0.46

		741,015,599	13.45

TOTAL SHORT-TERM INVESTMENTS
(Cost: $741,015,599)		741,015,599	13.45

TOTAL INVESTMENTS IN SECURITIES
(Cost: $6,973,753,253)		6,231,853,254	113.13
Other Assets, Less Liabilities		(723,338,856)	(13.13)

NET ASSETS		$5,508,514,398	100.00%

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2015. Other securities may include securities on loan and non-income earning securities.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of September 30, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
Russell 2000 Mini	146	Dec. 2015	ICE Markets Equity	$16,000,140	$(433,246)

See notes to financial statements.

50	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

September 30, 2015

	iShares Russell Top 200 ETF	iShares Russell Top 200 Growth ETF	iShares Russell Top 200 Value ETF

ASSETS
Investments, at cost:
Unaffiliated	$101,515,334	$424,989,659	$159,631,493
Affiliated (Note 2)	1,420,236	11,618,639	2,717,083

Total cost of investments	$102,935,570	$436,608,298	$162,348,576

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$93,143,020	$523,050,362	$147,204,935
Affiliated (Note 2)	1,375,954	11,818,062	2,728,841

Total fair value of investments	94,518,974	534,868,424	149,933,776
Receivables:
Dividends and interest	109,518	510,134	219,475

Total Assets	94,628,492	535,378,558	150,153,251

LIABILITIES
Payables:
Collateral for securities on loan (Note 1)	285,615	8,441,001	88,538
Capital shares redeemed	—	25,737	—
Distribution to shareholders	449,440	2,024,312	937,363
Investment advisory fees (Note 2)	11,467	89,530	25,185

Total Liabilities	746,522	10,580,580	1,051,086

NET ASSETS	$93,881,970	$524,797,978	$149,102,165

Net assets consist of:
Paid-in capital	$103,510,640	$383,431,798	$162,670,121
Undistributed net investment income	34,406	151,119	64,629
Undistributed net realized gain (accumulated net realized loss)	(1,246,480)	42,954,935	(1,217,785)
Net unrealized appreciation (depreciation)	(8,416,596)	98,260,126	(12,414,800)

NET ASSETS	$93,881,970	$524,797,978	$149,102,165

Shares outstanding[b]	2,150,000	10,600,000	3,800,000

Net asset value per share	$43.67	$49.51	$39.24

[a]	Securities on loan with values of $279,658, $8,269,492 and $86,521, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	51

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2015

	iShares Russell 1000 ETF	iShares Russell 1000 Growth ETF	iShares Russell 1000 Value ETF

ASSETS
Investments, at cost:
Unaffiliated	$10,169,203,636	$22,307,178,905	$22,227,436,168
Affiliated (Note 2)	386,829,152	936,499,610	650,047,610

Total cost of investments	$10,556,032,788	$23,243,678,515	$22,877,483,778

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$11,174,527,664	$27,635,934,354	$23,314,662,225
Affiliated (Note 2)	392,683,539	945,276,872	683,583,240

Total fair value of investments	11,567,211,203	28,581,211,226	23,998,245,465
Cash	12,179	—	51,930
Cash pledged to broker	798,000	1,956,840	2,002,731
Receivables:
Investment securities sold	1,642,786	7,373,064	1,589,922
Dividends and interest	13,639,395	23,200,420	37,644,215
Capital shares sold	—	149,257	65,680
Futures variation margin	289,920	648,090	663,480

Total Assets	11,583,593,483	28,614,538,897	24,040,263,423

LIABILITIES
Payables:
Investment securities purchased	2,579,854	7,178,964	4,654,088
Collateral for securities on loan (Note 1)	284,249,457	796,651,324	359,792,610
Capital shares redeemed	34,816	250,736	—
Distribution to shareholders	51,422,977	92,286,709	129,942,865
Investment advisory fees (Note 2)	1,406,701	4,610,911	3,838,542

Total Liabilities	339,693,805	900,978,644	498,228,105

NET ASSETS	$11,243,899,678	$27,713,560,253	$23,542,035,318

Net assets consist of:
Paid-in capital	$10,490,135,265	$24,073,414,556	$22,888,351,071
Undistributed net investment income	5,124,545	7,014,498	15,253,937
Accumulated net realized loss	(262,305,666)	(1,703,940,019)	(481,858,925)
Net unrealized appreciation	1,010,945,534	5,337,071,218	1,120,289,235

NET ASSETS	$11,243,899,678	$27,713,560,253	$23,542,035,318

Shares outstanding[b]	105,000,000	297,650,000	252,300,000

Net asset value per share	$107.08	$93.11	$93.31

[a]	Securities on loan with values of $276,972,194, $778,537,142 and $350,624,076, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

52	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2015

	iShares Russell 2000 ETF	iShares Russell 2000 Growth ETF	iShares Russell 2000 Value ETF

ASSETS
Investments, at cost:
Unaffiliated	$33,257,839,560	$7,112,603,625	$6,220,694,881
Affiliated (Note 2)	4,619,231,714	1,607,858,177	753,058,372

Total cost of investments	$37,877,071,274	$8,720,461,802	$6,973,753,253

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$25,271,662,906	$6,358,465,900	$5,481,969,915
Affiliated (Note 2)	4,609,135,469	1,607,858,177	749,883,339

Total fair value of investments	29,880,798,375	7,966,324,077	6,231,853,254
Cash	119,745	38,577	32,231
Cash pledged to broker	2,375,880	272,880	885,360
Receivables:
Investment securities sold	100,649,078	31,320,397	16,212,617
Due from custodian (Note 4)	391,437	14,763	18,081
Dividends and interest	37,687,796	4,660,198	12,161,641
Capital shares sold	13,489,614	1,612,342	—
Futures variation margin	686,000	78,750	255,500

Total Assets	30,036,197,925	8,004,321,984	6,261,418,684

LIABILITIES
Payables:
Investment securities purchased	100,795,628	31,173,832	15,350,245
Collateral for securities on loan (Note 1)	4,500,828,936	1,594,030,639	715,707,171
Capital shares redeemed	19,508,214	1,382,174	—
Distribution to shareholders	77,588,000	10,305,488	20,719,621
Securities related to in-kind transactions (Note 4)	434,276	—	—
Investment advisory fees (Note 2)	4,234,518	1,339,487	1,127,249

Total Liabilities	4,703,389,572	1,638,231,620	752,904,286

NET ASSETS	$25,332,808,353	$6,366,090,364	$5,508,514,398

Net assets consist of:
Paid-in capital	$35,900,112,032	$8,185,566,318	$6,842,631,626
Undistributed (distributions in excess of) net investment income	(5,147,489)	1,030,926	3,322,425
Accumulated net realized loss	(2,564,738,205)	(1,066,163,626)	(595,106,408)
Net unrealized depreciation	(7,997,417,985)	(754,343,254)	(742,333,245)

NET ASSETS	$25,332,808,353	$6,366,090,364	$5,508,514,398

Shares outstanding[b]	231,850,000	47,500,000	61,100,000

Net asset value per share	$109.26	$134.02	$90.16

[a]	Securities on loan with values of $4,358,300,382, $1,549,334,084 and $687,989,996, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	53

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended September 30, 2015

	iShares Russell Top 200 ETF	iShares Russell Top 200 Growth ETF	iShares Russell Top 200 Value ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$1,022,705	$5,220,698	$2,201,652
Dividends — affiliated (Note 2)	7,140	15,040	21,746
Interest — affiliated (Note 2)	7	52	13
Securities lending income — affiliated — net (Note 2)	375	5,065	48

Total investment income	1,030,227	5,240,855	2,223,459

EXPENSES
Investment advisory fees (Note 2)	71,904	597,075	173,651

Total expenses	71,904	597,075	173,651

Net investment income	958,323	4,643,780	2,049,808

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(556,459)	(2,531,188)	(1,421,089)
Investments — affiliated (Note 2)	68	6,413	(1,128)
In-kind redemptions — unaffiliated	—	63,247,775	5,130,640
In-kind redemptions — affiliated (Note 2)	—	153,227	39,291

Net realized gain (loss)	(556,391)	60,876,227	3,747,714

Net change in unrealized appreciation/depreciation	(5,836,003)	(80,783,124)	(18,179,015)

Net realized and unrealized loss	(6,392,394)	(19,906,897)	(14,431,301)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(5,434,071)	$(15,263,117)	$(12,381,493)

[a]	Net of foreign withholding tax of $225, $ — and $852, respectively.

See notes to financial statements.

54	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended September 30, 2015

	iShares Russell 1000 ETF	iShares Russell 1000 Growth ETF	iShares Russell 1000 Value ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$116,087,439	$229,483,647	$310,179,332
Dividends — affiliated (Note 2)	605,790	529,101	2,230,675
Interest — affiliated (Note 2)	1,299	2,910	2,179
Securities lending income — affiliated — net (Note 2)	667,889	1,389,485	1,441,239

Total investment income	117,362,417	231,405,143	313,853,425

EXPENSES
Investment advisory fees (Note 2)	8,791,803	29,188,363	25,219,229

Total expenses	8,791,803	29,188,363	25,219,229

Net investment income	108,570,614	202,216,780	288,634,196

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(22,505,407)	139,084,085	(49,819,043)
Investments — affiliated (Note 2)	(42,064)	(77,599)	109,739
In-kind redemptions — unaffiliated	239,986,087	987,237,190	1,271,312,508
In-kind redemptions — affiliated (Note 2)	1,013,040	1,445,063	3,705,680
Futures contracts	(1,180,155)	(2,221,571)	(4,815,961)

Net realized gain	217,271,501	1,125,467,168	1,220,492,923

Net change in unrealized appreciation/depreciation on:
Investments	(1,164,483,544)	(2,913,455,080)	(3,638,697,402)
Futures contracts	(491,118)	(876,887)	(1,075,914)

Net change in unrealized appreciation/depreciation	(1,164,974,662)	(2,914,331,967)	(3,639,773,316)

Net realized and unrealized loss	(947,703,161)	(1,788,864,799)	(2,419,280,393)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(839,132,547)	$(1,586,648,019)	$(2,130,646,197)

[a]	Net of foreign withholding tax of $32,707, $39,264 and $110,450, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	55

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended September 30, 2015

	iShares Russell 2000 ETF	iShares Russell 2000 Growth ETF	iShares Russell 2000 Value ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$190,345,762	$23,580,491	$61,786,374
Dividends — affiliated (Note 2)	1,074,370	—	596,026
Interest — affiliated (Note 2)	1,952	569	590
Securities lending income — affiliated — net (Note 2)	34,584,346	11,694,679	4,979,120
Other income	—	—	25,281

Total investment income	226,006,430	35,275,739	67,387,391

EXPENSES
Investment advisory fees (Note 2)	27,845,927	8,742,733	7,386,564

Total expenses	27,845,927	8,742,733	7,386,564

Net investment income	198,160,503	26,533,006	60,000,827

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(1,081,715,806)	(109,546,382)	(31,566,120)
Investments — affiliated (Note 2)	—	—	(194,052)
In-kind redemptions — unaffiliated	2,020,202,011	377,675,157	195,104,845
Futures contracts	(1,281,892)	(598,184)	(486,099)
Foreign currency transactions	(479)	—	(214)

Net realized gain	937,203,834	267,530,591	162,858,360

Net change in unrealized appreciation/depreciation on:
Investments	(4,375,819,447)	(1,108,654,962)	(958,496,517)
Futures contracts	(2,387,030)	(417,982)	(790,499)

Net change in unrealized appreciation/depreciation	(4,378,206,477)	(1,109,072,944)	(959,287,016)

Net realized and unrealized loss	(3,441,002,643)	(841,542,353)	(796,428,656)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,242,842,140)	$(815,009,347)	$(736,427,829)

[a]	Net of foreign withholding tax of $88,861, $6,719 and $34,648, respectively.

See notes to financial statements.

56	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Russell Top 200 ETF		iShares Russell Top 200 Growth ETF
	Six months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015	Six months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$958,323	$2,196,260	$4,643,780	$8,884,801
Net realized gain (loss)	(556,391)	23,891,897	60,876,227	15,698,635
Net change in unrealized appreciation/depreciation	(5,836,003)	(17,656,319)	(80,783,124)	59,292,007

Net increase (decrease) in net assets resulting from operations	(5,434,071)	8,431,838	(15,263,117)	83,875,443

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(960,911)	(2,178,025)	(4,696,907)	(8,810,448)

Total distributions to shareholders	(960,911)	(2,178,025)	(4,696,907)	(8,810,448)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	6,875,141	146,984,617	43,387,126	170,719,684
Cost of shares redeemed	—	(136,269,909)	(155,803,948)	(48,090,015)

Net increase (decrease) in net assets from capital share transactions	6,875,141	10,714,708	(112,416,822)	122,629,669

INCREASE (DECREASE) IN NET ASSETS	480,159	16,968,521	(132,376,846)	197,694,664

NET ASSETS
Beginning of period	93,401,811	76,433,290	657,174,824	459,480,160

End of period	$93,881,970	$93,401,811	$524,797,978	$657,174,824

Undistributed net investment income included in net assets at end of period	$34,406	$36,994	$151,119	$204,246

SHARES ISSUED AND REDEEMED
Shares sold	150,000	3,200,000	850,000	3,550,000
Shares redeemed	—	(3,000,000)	(2,950,000)	(1,000,000)

Net increase (decrease) in shares outstanding	150,000	200,000	(2,100,000)	2,550,000

See notes to financial statements.

FINANCIAL STATEMENTS	57

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell Top 200 Value ETF		iShares Russell 1000 ETF
	Six months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015	Six months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$2,049,808	$4,291,397	$108,570,614	$182,300,593
Net realized gain	3,747,714	21,438,849	217,271,501	444,528,018
Net change in unrealized appreciation/depreciation	(18,179,015)	(9,981,402)	(1,164,974,662)	533,953,986

Net increase (decrease) in net assets resulting from operations	(12,381,493)	15,748,844	(839,132,547)	1,160,782,597

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,483,223)	(4,244,936)	(111,054,729)	(182,905,594)

Total distributions to shareholders	(2,483,223)	(4,244,936)	(111,054,729)	(182,905,594)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	17,701,633	131,234,747	1,437,401,326	2,624,277,902
Cost of shares redeemed	(34,908,236)	(147,493,704)	(640,623,874)	(1,097,776,292)

Net increase (decrease) in net assets from capital share transactions	(17,206,603)	(16,258,957)	796,777,452	1,526,501,610

INCREASE (DECREASE) IN NET ASSETS	(32,071,319)	(4,755,049)	(153,409,824)	2,504,378,613

NET ASSETS
Beginning of period	181,173,484	185,928,533	11,397,309,502	8,892,930,889

End of period	$149,102,165	$181,173,484	$11,243,899,678	$11,397,309,502

Undistributed net investment income included in net assets at end of period	$64,629	$498,044	$5,124,545	$7,608,660

SHARES ISSUED AND REDEEMED
Shares sold	400,000	3,150,000	12,400,000	23,200,000
Shares redeemed	(800,000)	(3,500,000)	(5,700,000)	(9,750,000)

Net increase (decrease) in shares outstanding	(400,000)	(350,000)	6,700,000	13,450,000

See notes to financial statements.

58	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell 1000 Growth ETF		iShares Russell 1000 Value ETF
	Six months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015	Six months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$202,216,780	$361,677,749	$288,634,196	$511,600,356
Net realized gain	1,125,467,168	1,230,195,653	1,220,492,923	1,450,857,319
Net change in unrealized appreciation/depreciation	(2,914,331,967)	2,139,504,593	(3,639,773,316)	85,457,723

Net increase (decrease) in net assets resulting from operations	(1,586,648,019)	3,731,377,995	(2,130,646,197)	2,047,915,398

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(195,628,784)	(365,151,473)	(311,806,414)	(512,726,330)

Total distributions to shareholders	(195,628,784)	(365,151,473)	(311,806,414)	(512,726,330)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,526,315,918	4,410,675,842	3,336,670,927	6,616,302,997
Cost of shares redeemed	(2,179,468,217)	(1,620,794,839)	(3,148,976,410)	(3,640,891,752)

Net increase in net assets from capital share transactions	346,847,701	2,789,881,003	187,694,517	2,975,411,245

INCREASE (DECREASE) IN NET ASSETS	(1,435,429,102)	6,156,107,525	(2,254,758,094)	4,510,600,313

NET ASSETS
Beginning of period	29,148,989,355	22,992,881,830	25,796,793,412	21,286,193,099

End of period	$27,713,560,253	$29,148,989,355	$23,542,035,318	$25,796,793,412

Undistributed net investment income included in net assets at end of period	$7,014,498	$426,502	$15,253,937	$38,426,155

SHARES ISSUED AND REDEEMED
Shares sold	25,100,000	46,650,000	32,400,000	65,500,000
Shares redeemed	(22,050,000)	(17,650,000)	(30,350,000)	(35,950,000)

Net increase in shares outstanding	3,050,000	29,000,000	2,050,000	29,550,000

See notes to financial statements.

FINANCIAL STATEMENTS	59

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell 2000 ETF		iShares Russell 2000 Growth ETF
	Six months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015	Six months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$198,160,503	$361,520,519	$26,533,006	$49,737,879
Net realized gain	937,203,834	2,269,602,951	267,530,591	1,007,101,014
Net change in unrealized appreciation/depreciation	(4,378,206,477)	(714,891,471)	(1,109,072,944)	(279,808,825)

Net increase (decrease) in net assets resulting from operations	(3,242,842,140)	1,916,231,999	(815,009,347)	777,030,068

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(202,155,089)	(377,188,617)	(24,923,280)	(50,213,443)

Total distributions to shareholders	(202,155,089)	(377,188,617)	(24,923,280)	(50,213,443)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	52,115,583,215	98,849,425,689	1,698,040,044	4,853,912,948
Cost of shares redeemed	(54,254,383,100)	(98,287,402,185)	(1,815,296,959)	(4,621,808,371)

Net increase (decrease) in net assets from capital share transactions	(2,138,799,885)	562,023,504	(117,256,915)	232,104,577

INCREASE (DECREASE) IN NET ASSETS	(5,583,797,114)	2,101,066,886	(957,189,542)	958,921,202

NET ASSETS
Beginning of period	30,916,605,467	28,815,538,581	7,323,279,906	6,364,358,704

End of period	$25,332,808,353	$30,916,605,467	$6,366,090,364	$7,323,279,906

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(5,147,489)	$(1,152,903)	$1,030,926	$(578,800)

SHARES ISSUED AND REDEEMED
Shares sold	430,300,000	857,450,000	11,300,000	36,000,000
Shares redeemed	(447,000,000)	(856,400,000)	(12,100,000)	(34,450,000)

Net increase (decrease) in shares outstanding	(16,700,000)	1,050,000	(800,000)	1,550,000

See notes to financial statements.

60	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell 2000 Value ETF
	Six months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$60,000,827	$110,573,748
Net realized gain	162,858,360	591,061,861
Net change in unrealized appreciation/depreciation	(959,287,016)	(456,787,744)

Net increase (decrease) in net assets resulting from operations	(736,427,829)	244,847,865

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(54,648,562)	(117,739,507)

Total distributions to shareholders	(54,648,562)	(117,739,507)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,156,736,360	2,943,974,525
Cost of shares redeemed	(1,066,000,607)	(2,869,516,292)

Net increase in net assets from capital share transactions	90,735,753	74,458,233

INCREASE (DECREASE) IN NET ASSETS	(700,340,638)	201,566,591

NET ASSETS
Beginning of period	6,208,855,036	6,007,288,445

End of period	$5,508,514,398	$6,208,855,036

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$3,322,425	$(2,029,840)

SHARES ISSUED AND REDEEMED
Shares sold	11,500,000	29,300,000
Shares redeemed	(10,550,000)	(28,700,000)

Net increase in shares outstanding	950,000	600,000

See notes to financial statements.

FINANCIAL STATEMENTS	61

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Top 200 ETF
	Six months ended Sep. 30, 2015 (Unaudited)	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011
Net asset value, beginning of period	$46.70	$42.46	$35.58	$32.67	$30.31	$27.28

Income from investment operations:
Net investment income[a]	0.47	0.87	0.81	0.70	0.61	0.53
Net realized and unrealized gain (loss)[b]	(3.04)	4.25	6.85	3.42	2.26	3.07

Total from investment operations	(2.57)	5.12	7.66	4.12	2.87	3.60

Less distributions from:
Net investment income	(0.46)	(0.88)	(0.78)	(1.21)	(0.51)	(0.57)

Total distributions	(0.46)	(0.88)	(0.78)	(1.21)	(0.51)	(0.57)

Net asset value, end of period	$43.67	$46.70	$42.46	$35.58	$32.67	$30.31

Total return	(5.55)%[c]	12.10%	21.71%[d]	12.99%	9.67%	13.46%

Ratios/Supplemental data:
Net assets, end of period (000s)	$93,882	$93,402	$76,433	$53,371	$127,430	$15,156
Ratio of expenses to average net assets[e]	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[e]	2.00%	1.92%	2.06%	2.19%	2.08%	1.90%
Portfolio turnover rate[f]	5%	5%	6%	6%	7%	7%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Includes payment from an affiliate. Not including these proceeds, the Fund’s total return would have been 21.68%.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

62	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Top 200 Growth ETF
	Six months ended Sep. 30, 2015 (Unaudited)	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011
Net asset value, beginning of period	$51.75	$45.27	$37.58	$35.18	$31.42	$27.74

Income from investment operations:
Net investment income[a]	0.41	0.79	0.72	0.66	0.50	0.44
Net realized and unrealized gain (loss)[b]	(2.23)	6.46	7.69	2.40	3.76	3.65

Total from investment operations	(1.82)	7.25	8.41	3.06	4.26	4.09

Less distributions from:
Net investment income	(0.42)	(0.77)	(0.72)	(0.66)	(0.50)	(0.41)

Total distributions	(0.42)	(0.77)	(0.72)	(0.66)	(0.50)	(0.41)

Net asset value, end of period	$49.51	$51.75	$45.27	$37.58	$35.18	$31.42

Total return	(3.53)%[c]	16.08%	22.53%[d]	8.82%	13.77%	14.95%

Ratios/Supplemental data:
Net assets, end of period (000s)	$524,798	$657,175	$459,480	$385,151	$348,272	$370,726
Ratio of expenses to average net assets[e]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[e]	1.56%	1.62%	1.73%	1.88%	1.61%	1.56%
Portfolio turnover rate[f]	14%	10%	13%	16%	18%	19%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Includes payment from an affiliate. Not including these proceeds, the Fund’s total return would have been 22.50%.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	63

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Top 200 Value ETF
	Six months ended Sep. 30, 2015 (Unaudited)	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011
Net asset value, beginning of period	$43.14	$40.86	$34.54	$30.22	$29.44	$26.89

Income from investment operations:
Net investment income[a]	0.51	0.99	0.85	0.77	0.68	0.58
Net realized and unrealized gain (loss)[b]	(3.78)	2.30	6.26	4.33	0.91	2.53

Total from investment operations	(3.27)	3.29	7.11	5.10	1.59	3.11

Less distributions from:
Net investment income	(0.63)	(1.01)	(0.79)	(0.78)	(0.81)	(0.56)

Total distributions	(0.63)	(1.01)	(0.79)	(0.78)	(0.81)	(0.56)

Net asset value, end of period	$39.24	$43.14	$40.86	$34.54	$30.22	$29.44

Total return	(7.66)%[c]	8.06%	20.77%	17.19%	5.66%	11.83%

Ratios/Supplemental data:
Net assets, end of period (000s)	$149,102	$181,173	$185,929	$94,992	$64,971	$228,175
Ratio of expenses to average net assets[d]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	2.36%	2.30%	2.26%	2.49%	2.42%	2.18%
Portfolio turnover rate[e]	13%	13%	14%	17%	24%	24%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

64	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 1000 ETF
	Six months ended Sep. 30, 2015 (Unaudited)	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011
Net asset value, beginning of period	$115.94	$104.81	$87.30	$78.02	$73.86	$64.57

Income from investment operations:
Net investment income[a]	1.07	2.03	1.79	1.67	1.36	1.21
Net realized and unrealized gain (loss)[b]	(8.87)	11.10	17.49	9.31	4.17	9.29

Total from investment operations	(7.80)	13.13	19.28	10.98	5.53	10.50

Less distributions from:
Net investment income	(1.06)	(2.00)	(1.77)	(1.70)	(1.37)	(1.21)

Total distributions	(1.06)	(2.00)	(1.77)	(1.70)	(1.37)	(1.21)

Net asset value, end of period	$107.08	$115.94	$104.81	$87.30	$78.02	$73.86

Total return	(6.76)%[c]	12.59%	22.25%	14.30%	7.70%	16.54%

Ratios/Supplemental data:
Net assets, end of period (000s)	$11,243,900	$11,397,310	$8,892,931	$7,185,100	$6,912,836	$7,082,910
Ratio of expenses to average net assets[d]	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[d]	1.85%	1.82%	1.86%	2.12%	1.91%	1.83%
Portfolio turnover rate[e]	4%	5%	5%	5%	6%	7%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	65

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 1000 Growth ETF
	Six months ended Sep. 30, 2015 (Unaudited)	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011
Net asset value, beginning of period	$98.94	$86.57	$71.43	$66.11	$60.47	$51.98

Income from investment operations:
Net investment income[a]	0.68	1.32	1.17	1.14	0.84	0.74
Net realized and unrealized gain (loss)[b]	(5.85)	12.36	15.13	5.30	5.61	8.51

Total from investment operations	(5.17)	13.68	16.30	6.44	6.45	9.25

Less distributions from:
Net investment income	(0.66)	(1.31)	(1.16)	(1.12)	(0.81)	(0.76)

Total distributions	(0.66)	(1.31)	(1.16)	(1.12)	(0.81)	(0.76)

Net asset value, end of period	$93.11	$98.94	$86.57	$71.43	$66.11	$60.47

Total return	(5.25)%[c]	15.87%	22.96%	9.89%	10.83%	18.01%

Ratios/Supplemental data:
Net assets, end of period (000s)	$27,713,560	$29,148,989	$22,992,882	$19,406,502	$16,682,942	$13,573,606
Ratio of expenses to average net assets[d]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	1.37%	1.42%	1.47%	1.73%	1.41%	1.39%
Portfolio turnover rate[e]	16%	13%	15%	17%	19%	24%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

66	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 1000 Value ETF
	Six months ended Sep. 30, 2015 (Unaudited)	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011
Net asset value, beginning of period	$103.08	$96.45	$81.24	$70.16	$68.67	$61.06

Income from investment operations:
Net investment income[a]	1.15	2.16	1.93	1.75	1.51	1.34
Net realized and unrealized gain (loss)[b]	(9.68)	6.60	15.20	11.03	1.49	7.60

Total from investment operations	(8.53)	8.76	17.13	12.78	3.00	8.94

Less distributions from:
Net investment income	(1.24)	(2.13)	(1.92)	(1.70)	(1.51)	(1.33)

Total distributions	(1.24)	(2.13)	(1.92)	(1.70)	(1.51)	(1.33)

Net asset value, end of period	$93.31	$103.08	$96.45	$81.24	$70.16	$68.67

Total return	(8.34)%[c]	9.10%	21.28%	18.52%	4.60%	14.95%

Ratios/Supplemental data:
Net assets, end of period (000s)	$23,542,035	$25,796,793	$21,286,193	$16,970,611	$12,257,469	$12,027,603
Ratio of expenses to average net assets[d]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	2.26%	2.13%	2.17%	2.42%	2.32%	2.17%
Portfolio turnover rate[e]	15%	13%	12%	16%	21%	24%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	67

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 2000 ETF
	Six months ended Sep. 30, 2015 (Unaudited)	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011
Net asset value, beginning of period	$124.39	$116.43	$94.46	$82.84	$84.22	$67.85

Income from investment operations:
Net investment income[a]	0.85	1.59	1.36	1.59	1.08	0.84
Net realized and unrealized gain (loss)[b]	(15.13)	7.96	22.06	11.73	(1.35)	16.42

Total from investment operations	(14.28)	9.55	23.42	13.32	(0.27)	17.26

Less distributions from:
Net investment income	(0.85)	(1.59)	(1.45)	(1.70)	(1.11)	(0.89)

Total distributions	(0.85)	(1.59)	(1.45)	(1.70)	(1.11)	(0.89)

Net asset value, end of period	$109.26	$124.39	$116.43	$94.46	$82.84	$84.22

Total return	(11.53)%[c]	8.29%	24.91%	16.36%	(0.18)%	25.68%

Ratios/Supplemental data:
Net assets, end of period (000s)	$25,332,808	$30,916,605	$28,815,539	$21,400,065	$14,870,314	$17,632,155
Ratio of expenses to average net assets[d]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	1.40%	1.37%	1.28%	1.91%	1.40%	1.18%
Portfolio turnover rate[e]	16%	19%	18%	19%	21%	20%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

68	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 2000 Growth ETF
	Six months ended Sep. 30, 2015 (Unaudited)	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011
Net asset value, beginning of period	$151.62	$136.14	$107.78	$95.38	$95.40	$73.31

Income from investment operations:
Net investment income[a]	0.56	1.11	0.90	1.21	0.64	0.50
Net realized and unrealized gain (loss)[b]	(17.63)	15.47	28.45	12.62	0.01	22.12

Total from investment operations	(17.07)	16.58	29.35	13.83	0.65	22.62

Less distributions from:
Net investment income	(0.53)	(1.10)	(0.99)	(1.43)	(0.67)	(0.53)

Total distributions	(0.53)	(1.10)	(0.99)	(1.43)	(0.67)	(0.53)

Net asset value, end of period	$134.02	$151.62	$136.14	$107.78	$95.38	$95.40

Total return	(11.29)%[c]	12.25%	27.28%	14.70%	0.75%	31.01%

Ratios/Supplemental data:
Net assets, end of period (000s)	$6,366,090	$7,323,280	$6,364,359	$4,785,405	$4,106,038	$4,431,547
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	0.75%	0.81%	0.72%	1.27%	0.73%	0.64%
Portfolio turnover rate[e]	26%	30%	29%	32%	37%	36%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	69

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 2000 Value ETF
	Six months ended Sep. 30, 2015 (Unaudited)	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011
Net asset value, beginning of period	$103.22	$100.88	$83.97	$73.02	$75.44	$63.84

Income from investment operations:
Net investment income[a]	0.99	1.85	1.62	1.82	1.36	1.06
Net realized and unrealized gain (loss)[b]	(13.15)	2.46	17.11	11.03	(2.39)	11.78

Total from investment operations	(12.16)	4.31	18.73	12.85	(1.03)	12.84

Less distributions from:
Net investment income	(0.90)	(1.97)	(1.82)	(1.90)	(1.39)	(1.24)

Total distributions	(0.90)	(1.97)	(1.82)	(1.90)	(1.39)	(1.24)

Net asset value, end of period	$90.16	$103.22	$100.88	$83.97	$73.02	$75.44

Total return	(11.86)%[c]	4.34%	22.47%	17.95%	(1.20)%	20.42%

Ratios/Supplemental data:
Net assets, end of period (000s)	$5,508,514	$6,208,855	$6,007,288	$5,038,204	$4,034,310	$4,696,369
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	1.99%	1.86%	1.76%	2.46%	1.98%	1.62%
Portfolio turnover rate[e]	23%	26%	30%	29%	32%	32%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

70	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Russell Top 200	Diversified
Russell Top 200 Growth	Diversified
Russell Top 200 Value	Diversified
Russell 1000	Diversified
Russell 1000 Growth	Diversified

iShares ETF	Diversification Classification
Russell 1000 Value	Diversified
Russell 2000	Diversified
Russell 2000 Growth	Diversified
Russell 2000 Value	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

NOTES TO FINANCIAL STATEMENTS	71

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (“NAV”).

•	Futures contracts are valued at that day’s last reported settlement price on the exchange where the contract is traded.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

72	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of September 30, 2015. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF	Level 1	Level 2	Level 3	Total
Russell Top 200
Investments:
Assets:
Common Stocks	$93,720,381	$—	$—	$93,720,381
Money Market Funds	798,593	—	—	798,593

Total	$94,518,974	$—	$—	$94,518,974

Russell Top 200 Growth
Investments:
Assets:
Common Stocks	$523,936,823	$—	$—	$523,936,823
Money Market Funds	10,931,601	—	—	10,931,601

Total	$534,868,424	$—	$—	$534,868,424

Russell Top 200 Value
Investments:
Assets:
Common Stocks	$148,835,598	$—	$—	$148,835,598
Money Market Funds	1,098,178	—	—	1,098,178

Total	$149,933,776	$—	$—	$149,933,776

Russell 1000
Investments:
Assets:
Common Stocks	$11,222,937,849	$—	$—	$11,222,937,849
Money Market Funds	344,273,354	—	—	344,273,354

Total	$11,567,211,203	$—	$—	$11,567,211,203

Derivative Financial Instruments:[a]
Liabilities:
Futures Contracts	$(232,881)	$—	$—	$(232,881)

Total	$(232,881)	$—	$—	$(232,881)

Russell 1000 Growth
Investments:
Assets:
Common Stocks	$27,669,039,195	$—	$—	$27,669,039,195
Money Market Funds	912,172,031	—	—	912,172,031

Total	$28,581,211,226	$—	$—	$28,581,211,226

NOTES TO FINANCIAL STATEMENTS	73

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF	Level 1	Level 2		Level 3	Total
Derivative Financial Instruments:[a]
Liabilities:
Futures Contracts	$(461,493)	$—		$—	$(461,493)

Total	$(461,493)	$—		$—	$(461,493)

Russell 1000 Value
Investments:
Assets:
Common Stocks	$23,492,686,730	$—		$—	$23,492,686,730
Money Market Funds	505,558,735	—		—	505,558,735

Total	$23,998,245,465	$—		$—	$23,998,245,465

Derivative Financial Instruments:[a]
Liabilities:
Futures Contracts	$(472,452)	$—		$—	$(472,452)

Total	$(472,452)	$—		$—	$(472,452)

Russell 2000
Investments:
Assets:
Common Stocks	$25,284,431,789	$4,439,219		$2,761	$25,288,873,769
Warrants	—	3		—	3
Money Market Funds	4,591,924,603	—		—	4,591,924,603

Total	$29,876,356,392	$4,439,222		$2,761	$29,880,798,375

Derivative Financial Instruments:[a]
Liabilities:
Futures Contracts	$(1,141,740)	$—		$—	$(1,141,740)

Total	$(1,141,740)	$—		$—	$(1,141,740)

Russell 2000 Growth
Investments:
Assets:
Common Stocks	$6,357,555,594	$910,306		$—	$6,358,465,900
Warrants	—	0	[b]	—	0 [b]
Money Market Funds	1,607,858,177	—		—	1,607,858,177

Total	$7,965,413,771	$910,306		$—	$7,966,324,077

Derivative Financial Instruments:[a]
Liabilities:
Futures Contracts	$(205,529)	$—		$—	$(205,529)

Total	$(205,529)	$—		$—	$(205,529)

74	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF	Level 1	Level 2	Level 3	Total
Russell 2000 Value
Investments:
Assets:
Common Stocks	$5,489,863,677	$972,243	$1,734	$5,490,837,654
Warrants	—	1	—	1
Money Market Funds	741,015,599	—	—	741,015,599

Total	$6,230,879,276	$972,244	$1,734	$6,231,853,254

Derivative Financial Instruments:[a]
Liabilities:
Futures Contracts	$(433,246)	$—	$—	$(433,246)

Total	$(433,246)	$—	$—	$(433,246)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.
[b]	Rounds to less than $1.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of September 30, 2015 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes,” and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2015, if any, are disclosed in the Funds’ statements of assets and liabilities.

NOTES TO FINANCIAL STATEMENTS	75

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of September 30, 2015, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of September 30, 2015 and the total value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

76	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of September 30, 2015:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Russell Top 200
Barclays Capital Inc.	$19,646	$19,646	$—
Deutsche Bank Securities Inc.	939	939	—
Jefferies LLC	7,893	7,893	—
Merrill Lynch, Pierce, Fenner & Smith	92,584	92,584	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	158,596	158,596	—

	$279,658	$279,658	$—

Russell Top 200 Growth
Barclays Capital Inc.	$73,131	$73,131	$—
BNP Paribas Prime Brokerage Inc.	1,740,116	1,740,116	—
Citigroup Global Markets Inc.	3,364,022	3,364,022	—
Merrill Lynch, Pierce, Fenner & Smith	3,028,341	3,028,341	—
National Financial Services LLC	63,882	63,882	—

	$8,269,492	$8,269,492	$—

Russell Top 200 Value
Barclays Capital Inc.	$45,892	$45,892	$—
Merrill Lynch, Pierce, Fenner & Smith	40,629	40,629	—

	$86,521	$86,521	$—

Russell 1000
Barclays Capital Inc.	$1,432,345	$1,432,345	$—
BNP Paribas Prime Brokerage Inc.	4,467,076	4,467,076	—
Citigroup Global Markets Inc.	27,333,132	27,333,132	—
Credit Suisse Securities (USA) LLC	16,048,368	16,048,368	—
Deutsche Bank Securities Inc.	28,224,135	28,224,135	—
Goldman Sachs & Co.	30,733,528	30,733,528	—
HSBC Bank PLC	99,641	99,641	—
Jefferies LLC	366,239	366,239	—
JPMorgan Clearing Corp.	61,433,952	61,433,952	—
Merrill Lynch, Pierce, Fenner & Smith	23,601,661	23,601,661	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	48,979,360	48,979,360	—
National Financial Services LLC	533,534	533,534	—
Nomura Securities International Inc.	599,207	599,207	—
SG Americas Securities LLC	2,206	2,206	—
State Street Bank & Trust Company	14,838,541	14,838,541	—
UBS Securities LLC	7,659,765	7,659,765	—
Wells Fargo Securities LLC	10,619,504	10,619,504	—

	$276,972,194	$276,972,194	$—

NOTES TO FINANCIAL STATEMENTS	77

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Russell 1000 Growth
Barclays Capital Inc.	$4,697,651	$4,697,651	$—
BNP Paribas Prime Brokerage Inc.	34,045,588	34,045,588	—
Citigroup Global Markets Inc.	67,885,107	67,885,107	—
Credit Suisse Securities (USA) LLC	40,836,551	40,836,551	—
Deutsche Bank Securities Inc.	73,980,868	73,980,868	—
Goldman Sachs & Co.	140,231,352	140,231,352	—
HSBC Bank PLC	957,371	957,371	—
Jefferies LLC	6,478,035	6,478,035	—
JPMorgan Clearing Corp.	179,794,452	179,794,452	—
Merrill Lynch, Pierce, Fenner & Smith	41,533,736	41,533,736	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	77,587,527	77,587,527	—
National Financial Services LLC	1,620,159	1,620,159	—
Nomura Securities International Inc.	5,345,869	5,345,869	—
Scotia Capital (USA) Inc.	93,976	93,976	—
SG Americas Securities LLC	4,009,013	4,009,013	—
State Street Bank & Trust Company	71,285,316	71,285,316	—
Timber Hill LLC	1,477,381	1,477,381	—
UBS Securities LLC	18,441,827	18,441,827	—
Wells Fargo Securities LLC	8,235,363	8,235,363	—

	$778,537,142	$778,537,142	$—

Russell 1000 Value
Barclays Capital Inc.	$4,573,286	$4,573,286	$—
BNP Paribas Prime Brokerage Inc.	6,507,569	6,507,569	—
Citigroup Global Markets Inc.	63,104,509	63,104,509	—
Credit Suisse Securities (USA) LLC	9,402,066	9,402,066	—
Deutsche Bank Securities Inc.	41,115,131	41,115,131	—
Goldman Sachs & Co.	34,868,261	34,868,261	—
HSBC Bank PLC	1,052,270	1,052,270	—
JPMorgan Clearing Corp.	58,898,508	58,898,508	—
Merrill Lynch, Pierce, Fenner & Smith	16,094,523	16,094,523	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	60,444,295	60,444,295	—
National Financial Services LLC	8,904,296	8,904,296	—
Nomura Securities International Inc.	3,272,380	3,272,380	—
SG Americas Securities LLC	1,199,384	1,199,384	—
State Street Bank & Trust Company	14,643,286	14,643,286	—
UBS Securities LLC	13,073,210	13,073,210	—
Wells Fargo Securities LLC	13,471,102	13,471,102	—

	$350,624,076	$350,624,076	$—

78	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Russell 2000
Barclays Capital Inc.	$68,718,586	$68,718,586	$—
BMO Capital Markets	8,206,168	8,206,168	—
BNP Paribas Prime Brokerage Inc.	178,767,002	178,767,002	—
Citigroup Global Markets Inc.	256,415,823	256,415,823	—
Credit Suisse Securities (USA) LLC	301,422,838	301,422,838	—
Deutsche Bank Securities Inc.	393,335,392	393,335,392	—
Goldman Sachs & Co.	620,126,188	620,126,188	—
HSBC Bank PLC	20,372,876	20,372,876	—
Jefferies LLC	16,574,876	16,574,876	—
JPMorgan Clearing Corp.	759,357,459	759,357,459	—
Merrill Lynch, Pierce, Fenner & Smith	358,255,831	358,255,831	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	837,410,070	837,410,070	—
National Financial Services LLC	166,234,244	166,234,244	—
Nomura Securities International Inc.	12,930,565	12,930,565	—
Scotia Capital (USA) Inc.	707,376	707,376	—
SG Americas Securities LLC	2,985,922	2,985,922	—
State Street Bank & Trust Company	89,592,202	89,592,202	—
Timber Hill LLC	1,447,076	1,447,076	—
UBS Securities LLC	230,502,660	230,502,660	—
Wells Fargo Securities LLC	34,937,228	34,937,228	—

	$4,358,300,382	$4,358,300,382	$—

Russell 2000 Growth
Barclays Capital Inc.	$19,984,765	$19,984,765	$—
BMO Capital Markets	4,046,608	4,046,608	—
BNP Paribas Prime Brokerage Inc.	59,941,848	59,941,848	—
Citigroup Global Markets Inc.	93,178,301	93,178,301	—
Credit Suisse Securities (USA) LLC	90,239,575	90,239,575	—
Deutsche Bank Securities Inc.	145,482,358	145,482,358	—
Goldman Sachs & Co.	239,676,937	239,676,937	—
HSBC Bank PLC	6,332,143	6,332,143	—
Jefferies LLC	7,057,288	7,057,288	—
JPMorgan Clearing Corp.	261,240,466	261,240,466	—
Merrill Lynch, Pierce, Fenner & Smith	132,329,707	132,329,707	—
Mizuho Securities USA Inc.	37	37	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	266,305,353	266,305,353	—
National Financial Services LLC	48,498,056	48,498,056	—
Nomura Securities International Inc.	4,496,135	4,496,135	—
Scotia Capital (USA) Inc.	4,812,433	4,812,433	—
SG Americas Securities LLC	7,550,786	7,550,786	—
State Street Bank & Trust Company	41,758,060	41,758,060	—
Timber Hill LLC	1,393,108	1,393,108	—
UBS Securities LLC	84,407,577	84,407,577	—
Wells Fargo Securities LLC	30,602,543	30,602,543	—

	$1,549,334,084	$1,549,334,084	$—

NOTES TO FINANCIAL STATEMENTS	79

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Russell 2000 Value
Barclays Capital Inc.	$12,833,335	$12,833,335	$—
BMO Capital Markets	671,036	671,036	—
BNP Paribas Prime Brokerage Inc.	20,708,858	20,708,858	—
Citigroup Global Markets Inc.	35,063,210	35,063,210	—
Credit Suisse Securities (USA) LLC	61,463,075	61,463,075	—
Deutsche Bank Securities Inc.	88,867,208	88,867,208	—
Goldman Sachs & Co.	84,550,885	84,550,885	—
HSBC Bank PLC	4,882,252	4,882,252	—
Jefferies LLC	4,122,740	4,122,740	—
JPMorgan Clearing Corp.	121,016,330	121,016,330	—
Merrill Lynch, Pierce, Fenner & Smith	59,040,079	59,040,079	—
Mizuho Securities USA Inc.	10,995,323	10,995,323	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	127,635,326	127,635,326	—
National Financial Services LLC	6,167,851	6,167,851	—
Nomura Securities International Inc.	646,047	646,047	—
SG Americas Securities LLC	234,987	234,987	—
State Street Bank & Trust Company	5,057,369	5,057,369	—
Timber Hill LLC	578,593	578,593	—
UBS Securities LLC	33,198,312	33,198,312	—
Wells Fargo Securities LLC	10,257,180	10,257,180	—

	$687,989,996	$687,989,996	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented for financial reporting purposes. The total collateral received is disclosed in each Fund’s statement of assets and liabilities.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Russell Top 200	0.15%
Russell Top 200 Growth	0.20
Russell Top 200 Value	0.20
Russell 1000	0.15

80	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Effective July 1, 2015, for its investment advisory services to each of the iShares Russell 1000 Growth and iShares Russell 1000 Value ETFs, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.2000%		First $121 billion
0.1900	[a]	Over $121 billion, up to and including $181 billion
0.1805	[a]	Over $181 billion, up to and including $231 billion
0.1715	[a]	Over $231 billion, up to and including $281 billion
0.1630	[a]	Over $281 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

Prior to July 1, 2015, for its investment advisory services to each of the iShares Russell 1000 Growth and iShares Russell 1000 Value ETFs, BFA was entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.2000%		First $121 billion
0.1900	[a]	Over $121 billion, up to and including $211 billion
0.1805	[a]	Over $211 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

Effective July 1, 2015, for its investment advisory services to the iShares Russell 2000 ETF, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.2000%		First $46 billion
0.1900	[a]	Over $46 billion, up to and including $81 billion
0.1805	[a]	Over $81 billion, up to and including $111 billion
0.1715	[a]	Over $111 billion, up to and including $141 billion
0.1630	[a]	Over $141 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

Prior to July 1, 2015, for its investment advisory services to the iShares Russell 2000 ETF, BFA was entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.2000%		First $46 billion
0.1900	[a]	Over $46 billion, up to and including $81 billion
0.1805	[a]	Over $81 billion, up to and including $141 billion
0.1715	[a]	Over $141 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

NOTES TO FINANCIAL STATEMENTS	81

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Effective July 1, 2015, for its investment advisory services to each of the iShares Russell 2000 Growth and iShares Russell 2000 Value ETFs, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.2500%		First $46 billion
0.2375	[a]	Over $46 billion, up to and including $81 billion
0.2257	[a]	Over $81 billion, up to and including $111 billion
0.2144	[a]	Over $111 billion, up to and including $141 billion
0.2037	[a]	Over $141 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

Prior to July 1, 2015, for its investment advisory services to each of the iShares Russell 2000 Growth and iShares Russell 2000 Value ETFs, BFA was entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.2500%	First $46 billion
0.2375[a]	Over $46 billion, up to and including $81 billion
0.2257[a]	Over $81 billion, up to and including $141 billion
0.2144[a]	Over $141 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 71.5% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 75% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

82	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For the six months ended September 30, 2015, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
Russell Top 200	$199
Russell Top 200 Growth	2,716
Russell Top 200 Value	24
Russell 1000	314,694
Russell 1000 Growth	659,102

iShares ETF	Fees Paid to BTC
Russell 1000 Value	$632,396
Russell 2000	14,680,398
Russell 2000 Growth	4,977,286
Russell 2000 Value	2,117,159

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trades for the six months ended September 30, 2015, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the six months ended September 30, 2015, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
Russell Top 200
BlackRock Inc.	821	73	(26)	868	$258,204	$3,654	$(299)
PNC Financial Services Group Inc. (The)	3,439	318	(179)	3,578	319,157	3,486	367

					$577,361	$7,140	$68

Russell Top 200 Growth
BlackRock Inc.	4,278	302	(1,600)	2,980	$886,461	$15,040	$159,640

Russell Top 200 Value
BlackRock Inc.	2,031	217	(301)	1,947	$579,174	$8,559	$9,719
PNC Financial Services Group Inc. (The)	13,762	1,487	(3,461)	11,788	1,051,489	13,187	28,444

					$1,630,663	$21,746	$38,163

NOTES TO FINANCIAL STATEMENTS	83

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
Russell 1000
BlackRock Inc.	68,573	9,846	(5,697)	72,722	$21,632,613	$306,445	$501,113
PNC Financial Services Group Inc. (The)	287,284	39,962	(27,049)	300,197	26,777,572	299,345	469,863

					$48,410,185	$605,790	$970,976

Russell 1000 Growth
BlackRock Inc.	129,242	12,442	(30,396)	111,288	$33,104,841	$529,101	$1,367,464

Russell 1000 Value
BlackRock Inc.	199,140	29,394	(15,928)	212,606	$63,243,907	$889,636	$1,371,494
PNC Financial Services Group Inc. (The)	1,349,959	192,442	(255,623)	1,286,778	114,780,598	1,341,039	2,443,925

					$178,024,505	$2,230,675	$3,815,419

Russell 2000
PennyMac Financial Services Inc. Class A	224,219	—	—	224,219	$3,587,504	$—	$—
PennyMac Mortgage Investment Trust	880,631	—	—	880,631	13,623,362	1,074,370	—

					$17,210,866	$1,074,370	$—

Russell 2000 Value
PennyMac Financial Services Inc. Class A	93,191	—	—	93,191	$1,491,056	$—	$—
PennyMac Mortgage Investment Trust	500,253	—	(23,415)	476,838	7,376,684	596,026	(194,052)

					$8,867,740	$596,026	$(194,052)

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended September 30, 2015 were as follows:

iShares ETF	Purchases	Sales
Russell Top 200	$4,788,054	$4,598,511
Russell Top 200 Growth	87,611,713	85,914,814
Russell Top 200 Value	23,091,346	23,350,525
Russell 1000	457,983,927	448,197,236
Russell 1000 Growth	4,684,629,127	4,697,058,690
Russell 1000 Value	3,723,598,782	3,706,420,855
Russell 2000	4,328,171,088	4,372,192,678
Russell 2000 Growth	1,850,867,176	1,852,538,052
Russell 2000 Value	1,381,700,029	1,380,041,274

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iSHARES® TRUST

In-kind transactions (see Note 4) for the six months ended September 30, 2015 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Russell Top 200	$6,853,207	$—
Russell Top 200 Growth	43,301,011	155,510,898
Russell Top 200 Value	17,657,227	34,870,268
Russell 1000	1,425,411,885	637,285,092
Russell 1000 Growth	2,519,208,305	2,167,339,429
Russell 1000 Value	3,319,380,386	3,142,468,775
Russell 2000	51,503,767,278	53,604,771,614
Russell 2000 Growth	1,678,601,730	1,793,164,620
Russell 2000 Value	1,141,312,830	1,052,255,134

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	FUTURES CONTRACTS

Each Fund may purchase or sell futures contracts in an effort to help such Fund track its underlying index. A futures contract is a standardized, exchange-traded agreement to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

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Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table shows the value of futures contracts held as of September 30, 2015 and the related locations in the statements of assets and liabilities, presented by risk exposure category:

Liabilities
	iShares Russell 1000 ETF	iShares Russell 1000 Growth ETF	iShares Russell 1000 Value ETF
Equity contracts:
Variation margin / Net assets consist of – net unrealized appreciation[a]	$232,881	$461,493	$472,452

Liabilities
	iShares Russell 2000 ETF	iShares Russell 2000 Growth ETF	iShares Russell 2000 Value ETF
Equity contracts:
Variation margin / Net assets consist of – net unrealized depreciation[a]	$1,141,740	$205,529	$433,246

[a]	Represents cumulative depreciation of futures contracts as reported in the schedules of investments. Only current day’s variation margin is reported separately within the statements of assets and liabilities.

The following table shows the realized and unrealized gains (losses) on futures contracts held during the six months ended September 30, 2015 and the related locations in the statements of operations, presented by risk exposure category:

	Net Realized Gain (Loss)
	iShares Russell 1000 ETF	iShares Russell 1000 Growth ETF	iShares Russell 1000 Value ETF
Equity contracts:
Futures contracts	$(1,180,155)	$(2,221,571)	$(4,815,961)

	Net Change in Unrealized Appreciation/Depreciation
	iShares Russell 1000 ETF	iShares Russell 1000 Growth ETF	iShares Russell 1000 Value ETF
Equity contracts:
Futures contracts	$(491,118)	$(876,887)	$(1,075,914)

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	Net Realized Gain (Loss)
	iShares Russell 2000 ETF	iShares Russell 2000 Growth ETF	iShares Russell 2000 Value ETF
Equity contracts:
Futures contracts	$(1,281,892)	$(598,184)	$(486,099)

	Net Change in Unrealized Appreciation/Depreciation
	iShares Russell 2000 ETF	iShares Russell 2000 Growth ETF	iShares Russell 2000 Value ETF
Equity contracts:
Futures contracts	$(2,387,030)	$(417,982)	$(790,499)

The following table shows the average quarter-end balances of open futures contracts for the six months ended September 30, 2015:

	iShares Russell 1000 ETF	iShares Russell 1000 Growth ETF	iShares Russell 1000 Value ETF
Average value of contracts purchased	$27,356,483	$29,583,982	$68,849,167

	iShares Russell 2000 ETF	iShares Russell 2000 Growth ETF	iShares Russell 2000 Value ETF
Average value of contracts purchased	$41,479,020	$8,309,650	$19,374,440

6.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its investment in equity and financial derivative instruments. The fair

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Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

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As of March 31, 2015, the Funds’ fiscal year-end, the following Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total
Russell Top 200	$586,782	$—	$—	$—	$6,757	$593,539
Russell Top 200 Growth	12,471,595	—	—	—	3,894,801	16,366,396
Russell Top 200 Value	1,189,463	—	—	—	3,410,225	4,599,688
Russell 1000	26,806,481	—	56,902,659	198,974,722	9,763,988	292,447,850
Russell 1000 Growth	143,959,992	—	659,755,548	1,537,593,620	398,954,951	2,740,264,111
Russell 1000 Value	—	—	—	773,736,451	147,982,939	921,719,390
Russell 2000	1,604,234,369	14,608,054	304,954,114	965,955,801	369,305,656	3,259,057,994
Russell 2000 Growth	117,059,736	10,051,978	291,496,992	592,964,832	276,373,290	1,287,946,828
Russell 2000 Value	59,829,716	—	—	443,046,329	113,368,565	616,244,610

[a]	Must be utilized prior to losses subject to expiration.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of September 30, 2015, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Russell Top 200	$103,032,120	$2,637,014	$(11,150,160)	$(8,513,146)
Russell Top 200 Growth	438,163,194	110,363,754	(13,658,524)	96,705,230
Russell Top 200 Value	162,714,387	3,893,313	(16,673,924)	(12,780,611)
Russell 1000	10,742,815,576	1,794,459,519	(970,063,892)	824,395,627
Russell 1000 Growth	23,331,979,695	6,144,337,539	(895,106,008)	5,249,231,531
Russell 1000 Value	23,657,512,774	2,892,588,800	(2,551,856,109)	340,732,691
Russell 2000	38,034,484,515	161,529,001	(8,315,215,141)	(8,153,686,140)
Russell 2000 Growth	8,766,576,982	429,163,569	(1,229,416,474)	(800,252,905)
Russell 2000 Value	7,117,120,716	323,681,526	(1,208,948,988)	(885,267,462)

Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2015, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	89

Board Review and Approval of Investment Advisory

Contract

iSHARES® TRUST

I. iShares Russell Top 200 ETF, iShares Russell Top 200 Growth ETF, iShares Russell Top 200 Value ETF and iShares Russell 1000 ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 1, 2015 and May 6, 2015, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 21, 2015, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 24-25, 2015, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the applicable Lipper Groups. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses (net of waivers and reimbursements) for the Funds were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in their respective Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2014, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods.

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In considering this information, the Board noted that the Lipper Group may include funds that have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 24-25, 2015 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analyses and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information

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provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Funds did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board noted that should material economies of scale exist in the future, a breakpoint structure for the Funds may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objectives and strategies as the Funds or that track the same index or a similar index as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different, generally more extensive services provided to the Funds, as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be

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Contract (Continued)

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disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that each Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of each Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

II. iShares Russell 1000 Growth ETF and iShares Russell 1000 Value ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 1, 2015 and May 6, 2015, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 21, 2015, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 24-25, 2015, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the applicable Lipper Groups. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses (net of waivers and reimbursements) for the Funds were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in their respective Lipper Group.

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In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2014, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 24-25, 2015 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analyses and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its

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affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Funds already provided for breakpoints in the Funds’ investment advisory fee rates, and that, following negotiations, BFA and the Board had agreed to revise the Advisory Contract for the Funds to provide for additional breakpoints, as the assets of the Funds, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that the revisions to the Advisory Contract to provide additional breakpoints had been subject to further negotiation after receipt of management’s proposal, and that at the request of the Board, management had modified its initial proposal regarding adding additional breakpoints to the Funds. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objectives and strategies as the Funds or that track the same index or a similar index as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different, generally more extensive services provided to the Funds, as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’

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iSHARES® TRUST

securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that each Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of each Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

III. iShares Russell 2000 ETF, iShares Russell 2000 Growth ETF and iShares Russell 2000 Value ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 1, 2015 and May 6, 2015, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 21, 2015, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 24-25, 2015, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to

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Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the applicable Lipper Groups. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses (net of waivers and reimbursements) for the Funds were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in their respective Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2014, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 24-25, 2015 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

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Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analyses and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Funds already provided for breakpoints in the Funds’ investment advisory fee rates, and that, following negotiations, BFA and the Board had agreed to revise the Advisory Contract for the Funds to provide for additional breakpoints, as the assets of the Funds, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that the revisions to the Advisory Contract to provide additional breakpoints had been subject to further negotiation after receipt of management’s proposal, and that at the request of the Board, management had modified its initial proposal regarding adding additional breakpoints to the Funds. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objectives and strategies as the Funds or that track the same index or a similar index as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different, generally more extensive services provided to the Funds, as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of

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Contract (Continued)

iSHARES® TRUST

differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that each Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of each Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	99

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
Russell Top 200	$0.457399	$—	$0.001141	$0.458540	100%	—%	0%[a]		100%
Russell Top 200 Growth	0.423009	—	0.001650	0.424659	100	—	0	[a]	100
Russell Top 200 Value	0.629128	—	0.000808	0.629936	100	—	0	[a]	100
Russell 1000	1.051621	—	0.013297	1.064918	99	—	1		100
Russell 1000 Growth	0.651434	—	0.005388	0.656822	99	—	1		100
Russell 1000 Value	1.220276	—	0.018959	1.239235	98	—	2		100
Russell 2000	0.706003	—	0.147398	0.853401	83	—	17		100
Russell 2000 Growth	0.502675	—	0.024899	0.527574	95	—	5		100
Russell 2000 Value	0.815677	—	0.086102	0.901779	90	—	10		100

[a]	Rounds to less than 1%.

100	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	101

Notes:

102	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Frank Russell Company, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

The Funds’ complete schedules of portfolio holdings for this report are also available without charge, upon request, by calling toll-free 1-800-474-2737.

©2015 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-35-0915

SEPTEMBER 30, 2015

2015 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares Core U.S. Growth ETF | IUSG | NYSE Arca
➢	iShares Core U.S. Value ETF | IUSV | NYSE Arca
➢	iShares Micro-Cap ETF | IWC | NYSE Arca
➢	iShares Russell 3000 ETF | IWV | NYSE Arca
➢	iShares Russell Mid-Cap ETF | IWR | NYSE Arca
➢	iShares Russell Mid-Cap Growth ETF | IWP | NYSE Arca
➢	iShares Russell Mid-Cap Value ETF | IWS | NYSE Arca

Fund Performance Overview

iSHARES® CORE U.S. GROWTH ETF

Performance as of September 30, 2015

The iShares Core U.S. Growth ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of U.S. equities that exhibit growth characteristics, as represented by the Russell 3000® Growth Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2015, the total return for the Fund was -5.69%, net of fees, while the total return for the Index was -5.68%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	3.19%	3.08%	3.21%	3.19%	3.08%	3.21%
5 Years	14.17%	14.15%	14.38%	93.99%	93.79%	95.73%
10 Years	7.85%	7.85%	8.05%	112.94%	112.81%	116.96%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period [a]	Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$943.10	$0.44	$1,000.00	$1,024.60	$0.46	0.09%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 12 for more information.

ALLOCATION BY SECTOR

As of 9/30/15

Sector	Percentage of Total Investments*

Information Technology	27.48%
Consumer Discretionary	21.25
Health Care	17.55
Industrials	11.23
Consumer Staples	10.62
Financials	5.61
Materials	3.51
Telecommunication Services	1.97
Energy	0.73
Utilities	0.05

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/15

Security	Percentage of Total Investments*

Apple Inc.	5.92%
Microsoft Corp.	1.89
Amazon.com Inc.	1.82
Facebook Inc. Class A	1.81
Alphabet Inc. Class A	1.71
Alphabet Inc. Class C	1.67
Walt Disney Co. (The)	1.61
Verizon Communications Inc.	1.53
Coca-Cola Co. (The)	1.47
Home Depot Inc. (The)	1.40

TOTAL	20.83%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® CORE U.S. VALUE ETF

Performance as of September 30, 2015

The iShares Core U.S. Value ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of U.S. equities that exhibit value characteristics, as represented by the Russell 3000® Value Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2015, the total return for the Fund was -8.58%, net of fees, while the total return for the Index was -8.59%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(4.24)%	(4.30)%	(4.22)%	(4.24)%	(4.30)%	(4.22)%
5 Years	11.90%	11.90%	12.11%	75.45%	75.42%	77.13%
10 Years	5.50%	5.50%	5.68%	70.80%	70.76%	73.70%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period [a]	Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$914.20	$0.43	$1,000.00	$1,024.60	$0.46	0.09%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 12 for more information.

ALLOCATION BY SECTOR

As of 9/30/15

Sector	Percentage of Total Investments*

Financials	31.38%
Energy	12.19
Information Technology	11.21
Health Care	11.00
Industrials	10.17
Consumer Staples	6.66
Utilities	6.48
Consumer Discretionary	5.80
Materials	2.74
Telecommunication Services	2.37

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/15

Security	Percentage of Total Investments*

Exxon Mobil Corp.	3.02%
General Electric Co.	2.47
Wells Fargo & Co.	2.33
Berkshire Hathaway Inc. Class B	2.20
JPMorgan Chase & Co.	2.20
Johnson & Johnson	2.19
Procter & Gamble Co. (The)	1.90
Pfizer Inc.	1.88
AT&T Inc.	1.65
Bank of America Corp.	1.59

TOTAL	21.43%

*	Excludes money market funds.

6	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MICRO-CAP ETF

Performance as of September 30, 2015

The iShares Micro-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of micro-capitalization U.S. equities, as represented by the Russell Microcap® Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2015, the total return for the Fund was -11.42%, net of fees, while the total return for the Index was -11.37%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	1.74%	1.68%	1.65%	1.74%	1.68%	1.65%
5 Years	12.15%	12.18%	12.35%	77.38%	77.63%	79.00%
10 Years	4.33%	4.32%	4.84%	52.72%	52.58%	60.47%

Index performance through July 1, 2006 reflects the performance of the Russell Microcap XTM Index. Index performance beginning on July 2, 2006 reflects the performance of the Russell Microcap® Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period [a]	Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$885.80	$2.83	$1,000.00	$1,022.00	$3.03	0.60%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 12 for more information.

ALLOCATION BY SECTOR

As of 9/30/15

Sector	Percentage of Total Investments*

Financials	29.52%
Health Care	19.72
Information Technology	15.22
Consumer Discretionary	13.09
Industrials	10.12
Energy	3.81
Materials	2.59
Consumer Staples	2.38
Telecommunication Services	2.32
Utilities	1.23

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/15

Security	Percentage of Total Investments*

Renasant Corp.	0.39%
Exelixis Inc.	0.37
Merit Medical Systems Inc.	0.31
Shenandoah Telecommunications Co.	0.30
Banner Corp.	0.30
First Merchants Corp.	0.30
Comfort Systems USA Inc.	0.30
ServisFirst Bancshares Inc.	0.28
Neenah Paper Inc.	0.28
Ameris Bancorp	0.28

TOTAL	3.11%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® RUSSELL 3000 ETF

Performance as of September 30, 2015

The iShares Russell 3000 ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of U.S. equities, as represented by the Russell 3000® Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2015, the total return for the Fund was -7.18%, net of fees, while the total return for the Index was -7.12%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(0.64)%	(0.73)%	(0.49)%	(0.64)%	(0.73)%	(0.49)%
5 Years	13.08%	13.07%	13.28%	84.86%	84.80%	86.54%
10 Years	6.77%	6.78%	6.92%	92.55%	92.69%	95.23%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period [a]	Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$928.20	$0.96	$1,000.00	$1,024.00	$1.01	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 12 for more information.

ALLOCATION BY SECTOR

As of 9/30/15

Sector	Percentage of Total Investments*

Information Technology	19.52%
Financials	18.22
Health Care	14.35
Consumer Discretionary	13.69
Industrials	10.71
Consumer Staples	8.68
Energy	6.34
Utilities	3.19
Materials	3.13
Telecommunication Services	2.17

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/15

Security	Percentage of Total Investments*

Apple Inc.	3.02%
Microsoft Corp.	1.70
Exxon Mobil Corp.	1.48
Johnson & Johnson	1.23
General Electric Co.	1.21
Berkshire Hathaway Inc. Class B	1.16
Wells Fargo & Co.	1.14
JPMorgan Chase & Co.	1.08
AT&T Inc.	0.94
Procter & Gamble Co. (The)	0.93

TOTAL	13.89%

*	Excludes money market funds.

8	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® RUSSELL MID-CAP ETF

Performance as of September 30, 2015

The iShares Russell Mid-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities, as represented by the Russell Midcap® Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2015, the total return for the Fund was -9.49%, net of fees, while the total return for the Index was -9.42%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(0.39)%	(0.39)%	(0.25)%	(0.39)%	(0.39)%	(0.25)%
5 Years	13.22%	13.22%	13.40%	86.08%	86.08%	87.56%
10 Years	7.71%	7.71%	7.87%	110.18%	110.23%	113.21%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period [a]	Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$905.10	$0.95	$1,000.00	$1,024.00	$1.01	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 12 for more information.

ALLOCATION BY SECTOR

As of 9/30/15

Sector	Percentage of Total Investments*

Financials	22.81%
Consumer Discretionary	16.88
Information Technology	14.77
Industrials	12.58
Health Care	9.56
Utilities	6.10
Consumer Staples	5.96
Materials	5.54
Energy	4.85
Telecommunication Services	0.95

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/15

Security	Percentage of Total Investments*

Crown Castle International Corp.	0.45%
Intercontinental Exchange Inc.	0.45
Southwest Airlines Co.	0.44
O’Reilly Automotive Inc.	0.43
Aon PLC	0.43
Intuit Inc.	0.42
Sempra Energy	0.41
Welltower Inc.	0.41
McGraw Hill Financial Inc.	0.41
Sysco Corp.	0.40

TOTAL	4.25%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® RUSSELL MID-CAP GROWTH ETF

Performance as of September 30, 2015

The iShares Russell Mid-Cap Growth ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities that exhibit growth characteristics, as represented by the Russell Midcap® Growth Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2015, the total return for the Fund was -9.13%, net of fees, while the total return for the Index was -9.04%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	1.26%	1.27%	1.45%	1.26%	1.27%	1.45%
5 Years	13.36%	13.36%	13.58%	87.21%	87.22%	89.06%
10 Years	7.88%	7.89%	8.09%	113.45%	113.61%	117.72%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period [a]	Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$908.70	$1.19	$1,000.00	$1,023.80	$1.26	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 12 for more information.

ALLOCATION BY SECTOR

As of 9/30/15

Sector	Percentage of Total Investments*

Consumer Discretionary	25.40%
Information Technology	20.01
Industrials	15.70
Health Care	13.11
Financials	11.46
Consumer Staples	7.99
Materials	4.99
Energy	0.86
Telecommunication Services	0.39
Utilities	0.09

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/15

Security	Percentage of Total Investments*

Crown Castle International Corp.	0.91%
Southwest Airlines Co.	0.88
O’Reilly Automotive Inc.	0.87
Aon PLC	0.87
Intuit Inc.	0.85
McGraw Hill Financial Inc.	0.82
AutoZone Inc.	0.78
Chipotle Mexican Grill Inc.	0.77
L Brands Inc.	0.77
Dollar General Corp.	0.76

TOTAL	8.28%

*	Excludes money market funds.

10	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® RUSSELL MID-CAP VALUE ETF

Performance as of September 30, 2015

The iShares Russell Mid-Cap Value ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities that exhibit value characteristics, as represented by the Russell Midcap® Value Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2015, the total return for the Fund was -9.93%, net of fees, while the total return for the Index was -9.84%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(2.25)%	(2.25)%	(2.07)%	(2.25)%	(2.25)%	(2.07)%
5 Years	12.91%	12.92%	13.15%	83.50%	83.56%	85.50%
10 Years	7.24%	7.24%	7.42%	101.25%	101.20%	104.54%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period [a]	Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$900.70	$1.19	$1,000.00	$1,023.80	$1.26	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 12 for more information.

ALLOCATION BY SECTOR

As of 9/30/15

Sector	Percentage of Total Investments*

Financials	34.09%
Utilities	12.06
Information Technology	9.56
Industrials	9.48
Energy	8.80
Consumer Discretionary	8.43
Materials	6.09
Health Care	6.03
Consumer Staples	3.95
Telecommunication Services	1.51

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/15

Security	Percentage of Total Investments*

Sempra Energy	0.82%
AvalonBay Communities Inc.	0.79
PPL Corp.	0.75
Public Service Enterprise Group Inc.	0.73
Edison International	0.70
Prologis Inc.	0.70
Boston Scientific Corp.	0.70
SunTrust Banks Inc.	0.68
Consolidated Edison Inc.	0.67
Hartford Financial Services Group Inc. (The)	0.66

TOTAL	7.20%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	11

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on April 1, 2015 and held through September 30, 2015, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

12	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments  (Unaudited)

iSHARES® CORE U.S. GROWTH ETF

September 30, 2015

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Boeing Co. (The)	50,843	$6,657,891	0.84%
Honeywell International Inc.	57,463	5,441,171	0.69
Other securities[a]		9,429,530	1.19

		21,528,592	2.72
AIR FREIGHT & LOGISTICS
United Parcel Service Inc. Class B	51,561	5,088,555	0.64
Other securities[a]		2,834,810	0.36

		7,923,365	1.00
AIRLINES
Other securities[a]		9,626,090	1.22

		9,626,090	1.22
AUTO COMPONENTS
Other securities[a]		4,548,639	0.58

		4,548,639	0.58
AUTOMOBILES
Other securities[a]		2,448,394	0.31

		2,448,394	0.31
BANKS
Other securities[a]		1,486,971	0.19

		1,486,971	0.19
BEVERAGES
Coca-Cola Co. (The)	288,276	11,565,633	1.46
PepsiCo Inc.	108,516	10,233,059	1.29
Other securities[a]		6,220,765	0.79

		28,019,457	3.54
BIOTECHNOLOGY
AbbVie Inc.	121,699	6,621,643	0.84
Amgen Inc.	55,899	7,731,950	0.98
Biogen Inc.[b]	17,293	5,046,270	0.64
Celgene Corp.[b]	58,314	6,307,825	0.80
Gilead Sciences Inc.	108,040	10,608,448	1.34
Other securities[a]		20,930,297	2.64

		57,246,433	7.24
BUILDING PRODUCTS
Other securities[a]		2,991,604	0.38

		2,991,604	0.38
CAPITAL MARKETS
BlackRock Inc.[c]	2,938	873,967	0.11

Security	Shares	Value	% of Net Assets
Other securities[a]		$9,108,040	1.15%

		9,982,007	1.26
CHEMICALS
Other securities[a]		21,879,568	2.77

		21,879,568	2.77
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		5,007,860	0.63

		5,007,860	0.63
COMMUNICATIONS EQUIPMENT
Other securities[a]		5,193,740	0.66

		5,193,740	0.66
CONSTRUCTION & ENGINEERING
Other securities[a]		454,550	0.06

		454,550	0.06
CONSTRUCTION MATERIALS
Other securities[a]		657,281	0.08

		657,281	0.08
CONSUMER FINANCE
Other securities[a]		1,675,330	0.21

		1,675,330	0.21
CONTAINERS & PACKAGING
Other securities[a]		3,087,522	0.39

		3,087,522	0.39
DISTRIBUTORS
Other securities[a]		1,790,185	0.23

		1,790,185	0.23
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		2,115,568	0.27

		2,115,568	0.27
DIVERSIFIED FINANCIAL SERVICES
Other securities[a]		6,118,347	0.77

		6,118,347	0.77
DIVERSIFIED TELECOMMUNICATION SERVICES
Verizon Communications Inc.	278,245	12,106,440	1.53
Other securities[a]		2,897,406	0.37

		15,003,846	1.90
ELECTRIC UTILITIES
Other securities[a]		141,280	0.02

		141,280	0.02

SUMMARY SCHEDULES OF INVESTMENTS	13

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. GROWTH ETF

September 30, 2015

Security	Shares	Value	% of Net Assets
ELECTRICAL EQUIPMENT
Other securities[a]		$4,776,924	0.60%

		4,776,924	0.60
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other securities[a]		4,058,955	0.51

		4,058,955	0.51
ENERGY EQUIPMENT & SERVICES
Other securities[a]		1,269,615	0.16

		1,269,615	0.16
FOOD & STAPLES RETAILING
Costco Wholesale Corp.	32,351	4,676,984	0.59
CVS Health Corp.	76,900	7,419,312	0.94
Other securities[a]		5,881,789	0.74

		17,978,085	2.27
FOOD PRODUCTS
Kraft Heinz Co. (The)	43,531	3,072,418	0.39
Other securities[a]		10,169,783	1.29

		13,242,201	1.68
HEALTH CARE EQUIPMENT & SUPPLIES
Other securities[a]		16,343,264	2.07

		16,343,264	2.07
HEALTH CARE PROVIDERS & SERVICES
Express Scripts Holding Co.[b]	41,711	3,376,923	0.43
McKesson Corp.	17,025	3,150,136	0.40
UnitedHealth Group Inc.	66,485	7,712,925	0.98
Other securities[a]		15,393,051	1.94

		29,633,035	3.75
HEALTH CARE TECHNOLOGY
Other securities[a]		2,820,734	0.36

		2,820,734	0.36
HOTELS, RESTAURANTS & LEISURE
McDonald’s Corp.	70,473	6,943,705	0.88
Starbucks Corp.	110,322	6,270,702	0.79
Other securities[a]		15,360,228	1.95

		28,574,635	3.62
HOUSEHOLD DURABLES
Other securities[a]		5,092,421	0.64

		5,092,421	0.64
HOUSEHOLD PRODUCTS
Colgate-Palmolive Co.	58,337	3,702,066	0.47
Other securities[a]		4,314,324	0.54

		8,016,390	1.01

Security	Shares	Value	% of Net Assets
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS
Other securities[a]		$103,603	0.01%

		103,603	0.01
INDUSTRIAL CONGLOMERATES
3M Co.	46,639	6,612,011	0.84
Other securities[a]		1,264,457	0.16

		7,876,468	1.00
INSURANCE
Other securities[a]		3,809,601	0.48

		3,809,601	0.48
INTERNET & CATALOG RETAIL
Amazon.com Inc.[b]	28,022	14,344,182	1.81
Netflix Inc.[b,d]	31,225	3,224,293	0.41
Priceline Group Inc. (The)[b]	3,813	4,716,147	0.60
Other securities[a]		2,920,113	0.37

		25,204,735	3.19
INTERNET SOFTWARE & SERVICES
Alphabet Inc. Class A	21,192	13,528,337	1.71
Alphabet Inc. Class C	21,626	13,157,691	1.66
Facebook Inc. Class Ab	159,086	14,301,831	1.81
Other securities[a]		10,619,707	1.35

		51,607,566	6.53
IT SERVICES
Accenture PLC Class A	46,178	4,537,450	0.57
International Business Machines Corp.	37,055	5,371,863	0.68
MasterCard Inc. Class A	73,497	6,623,550	0.84
Visa Inc. Class Ad	143,905	10,024,422	1.27
Other securities[a]		20,694,546	2.62

		47,251,831	5.98
LEISURE PRODUCTS
Other securities[a]		1,554,996	0.20

		1,554,996	0.20
LIFE SCIENCES TOOLS & SERVICES
Other securities[a]		5,908,858	0.75

		5,908,858	0.75
MACHINERY
Other securities[a]		11,586,529	1.47

		11,586,529	1.47
MARINE
Other securities[a]		111,852	0.01

		111,852	0.01

14	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. GROWTH ETF

September 30, 2015

Security	Shares	Value	% of Net Assets
MEDIA
Comcast Corp. Class A	140,937	$8,016,497	1.01%
Comcast Corp. Class A Special NVS	25,313	1,448,916	0.18
Time Warner Cable Inc.	20,799	3,730,717	0.47
Walt Disney Co. (The)	124,738	12,748,224	1.61
Other securities[a]		14,909,888	1.90

		40,854,242	5.17
METALS & MINING
Other securities[a]		510,791	0.06

		510,791	0.06
MULTI-UTILITIES
Other securities[a]		151,458	0.02

		151,458	0.02
MULTILINE RETAIL
Other securities[a]		5,193,117	0.66

		5,193,117	0.66
OIL, GAS & CONSUMABLE FUELS
Other securities[a]		4,514,076	0.57

		4,514,076	0.57
PAPER & FOREST PRODUCTS
Other securities[a]		1,596,124	0.20

		1,596,124	0.20
PERSONAL PRODUCTS
Other securities[a]		1,812,950	0.23

		1,812,950	0.23
PHARMACEUTICALS
Allergan PLC[b]	13,044	3,545,490	0.45
Bristol-Myers Squibb Co.	122,558	7,255,434	0.92
Eli Lilly & Co.	71,942	6,020,826	0.76
Other securities[a]		9,752,064	1.23

		26,573,814	3.36
PROFESSIONAL SERVICES
Other securities[a]		4,895,322	0.62

		4,895,322	0.62
REAL ESTATE INVESTMENT TRUSTS (REITS)
Simon Property Group Inc.	22,889	4,205,167	0.53
Other securities[a]		15,151,686	1.92

		19,356,853	2.45
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		1,392,954	0.18

		1,392,954	0.18

Security	Shares	Value	% of Net Assets
ROAD & RAIL
Union Pacific Corp.	64,363	$5,690,333	0.72%
Other securities[a]		2,993,353	0.38

		8,683,686	1.10
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Texas Instruments Inc.	76,544	3,790,459	0.48
Other securities[a]		13,445,975	1.70

		17,236,434	2.18
SOFTWARE
Adobe Systems Inc.[b]	36,786	3,024,545	0.38
Microsoft Corp.	337,194	14,924,206	1.89
Oracle Corp.	139,781	5,048,890	0.64
salesforce.com inc.[b]	48,228	3,348,470	0.42
Other securities[a]		17,352,696	2.20

		43,698,807	5.53
SPECIALTY RETAIL
Home Depot Inc. (The)	95,497	11,028,949	1.40
Lowe’s Companies Inc.	69,978	4,822,884	0.61
TJX Companies Inc. (The)	50,021	3,572,500	0.45
Other securities[a]		17,784,243	2.25

		37,208,576	4.71
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Apple Inc.	423,489	46,710,837	5.91
Other securities[a]		1,136,382	0.14

		47,847,219	6.05
TEXTILES, APPAREL & LUXURY GOODS
NIKE Inc. Class B	49,845	6,129,440	0.78
Other securities[a]		6,992,220	0.88

		13,121,660	1.66
THRIFTS & MORTGAGE FINANCE
Other securities[a]		449,199	0.06

		449,199	0.06
TOBACCO
Altria Group Inc.	136,053	7,401,283	0.94
Philip Morris International Inc.	56,723	4,499,836	0.57
Other securities[a]		2,830,101	0.35

		14,731,220	1.86
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		3,124,027	0.40

		3,124,027	0.40

SUMMARY SCHEDULES OF INVESTMENTS	15

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. GROWTH ETF

September 30, 2015

Security	Shares	Value	% of Net Assets
WATER UTILITIES
Other securities[a]		$12,193	—%

		12,193	—
WIRELESS TELECOMMUNICATION SERVICES
Other securities[a]		572,294	0.07

		572,294	0.07

TOTAL COMMON STOCKS
(Cost: $751,053,306)		789,285,943	99.86

WARRANTS

OIL, GAS & CONSUMABLE FUELS
Other securities[a]		—	—

		—	—

TOTAL WARRANTS
(Cost: $0)		—	—

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[c,e,f]	34,598,785	34,598,785	4.38
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%[c,e,f]	1,896,484	1,896,484	0.24

Security	Shares	Value	% of Net Assets
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[c,e]	3,103,248	$3,103,248	0.39%

		39,598,517	5.01

TOTAL SHORT-TERM INVESTMENTS
(Cost: $ 39,598,517)		39,598,517	5.01

TOTAL INVESTMENTS IN SECURITIES
(Cost: $790,651,823)		828,884,460	104.87
Other Assets, Less Liabilities		(38,511,079)	(4.87)

NET ASSETS		$790,373,381	100.00%

NVS — Non-Voting Shares

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2015. Other securities may include securities on loan and non-income earning securities.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	All or a portion of this security represents a security on loan. See Note 1.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of September 30, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
Russell 2000 Mini	2	Dec. 2015	ICE Markets Equity	$219,180	$(9,135)
S&P 500 E-Mini	8	Dec. 2015	Chicago Mercantile	763,480	(9,741)

Net unrealized depreciation					$(18,876)

See notes to financial statements.

16	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® CORE U.S. VALUE ETF

September 30, 2015

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
United Technologies Corp.	56,814	$5,055,878	0.70%
Other securities[a]		11,806,082	1.63

		16,861,960	2.33
AIR FREIGHT & LOGISTICS
Other securities[a]		1,985,063	0.27

		1,985,063	0.27
AIRLINES
Other securities[a]		537,419	0.07

		537,419	0.07
AUTO COMPONENTS
Other securities[a]		2,858,294	0.39

		2,858,294	0.39
AUTOMOBILES
Ford Motor Co.	274,422	3,723,907	0.51
General Motors Co.	112,967	3,391,269	0.47
Other securities[a]		365,875	0.05

		7,481,051	1.03
BANKS
Bank of America Corp.	738,015	11,498,274	1.59
Citigroup Inc.	213,217	10,577,695	1.46
JPMorgan Chase & Co.	260,788	15,900,244	2.20
PNC Financial Services Group Inc. (The)[b]	36,402	3,247,058	0.45
U.S. Bancorp	117,739	4,828,476	0.67
Wells Fargo & Co.	327,388	16,811,374	2.32
Other securities[a]		24,396,673	3.36

		87,259,794	12.05
BEVERAGES
Other securities[a]		886,023	0.12

		886,023	0.12
BIOTECHNOLOGY
Other securities[a]		914,731	0.13

		914,731	0.13
BUILDING PRODUCTS
Other securities[a]		1,024,116	0.14

		1,024,116	0.14
CAPITAL MARKETS
BlackRock Inc.[b]	6,009	1,787,497	0.25
Goldman Sachs Group Inc. (The)	30,364	5,276,049	0.73

Security	Shares	Value	% of Net Assets
Morgan Stanley	107,750	$3,394,125	0.47%
Other securities[a]		10,615,542	1.46

		21,073,213	2.91
CHEMICALS
Dow Chemical Co. (The)	70,414	2,985,554	0.41
Other securities[a]		7,676,396	1.06

		10,661,950	1.47
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		4,831,470	0.67

		4,831,470	0.67
COMMUNICATIONS EQUIPMENT
Cisco Systems Inc.	357,416	9,382,170	1.30
QUALCOMM Inc.	97,158	5,220,299	0.72
Other securities[a]		2,708,060	0.37

		17,310,529	2.39
CONSTRUCTION & ENGINEERING
Other securities[a]		2,301,799	0.32

		2,301,799	0.32
CONSTRUCTION MATERIALS
Other securities[a]		1,350,902	0.19

		1,350,902	0.19
CONSUMER FINANCE
American Express Co.	48,960	3,629,405	0.50
Capital One Financial Corp.	38,404	2,785,058	0.38
Other securities[a]		3,423,392	0.48

		9,837,855	1.36
CONTAINERS & PACKAGING
Other securities[a]		2,385,549	0.33

		2,385,549	0.33
DISTRIBUTORS
Other securities[a]		139,438	0.02

		139,438	0.02
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		786,105	0.11

		786,105	0.11
DIVERSIFIED FINANCIAL SERVICES
Berkshire Hathaway Inc. Class Bc	122,200	15,934,880	2.20
Other securities[a]		4,886,394	0.68

		20,821,274	2.88
DIVERSIFIED TELECOMMUNICATION SERVICES
AT&T Inc.	364,901	11,888,475	1.64

SUMMARY SCHEDULES OF INVESTMENTS	17

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. VALUE ETF

September 30, 2015

Security	Shares	Value	% of Net Assets
Other securities[a]		$3,560,515	0.49%

		15,448,990	2.13
ELECTRIC UTILITIES
Duke Energy Corp.	48,611	3,497,075	0.48
NextEra Energy Inc.	31,221	3,045,609	0.42
Southern Co. (The)	63,843	2,853,782	0.39
Other securities[a]		14,938,747	2.07

		24,335,213	3.36
ELECTRICAL EQUIPMENT
Other securities[a]		3,118,872	0.43

		3,118,872	0.43
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other securities[a]		5,535,810	0.76

		5,535,810	0.76
ENERGY EQUIPMENT & SERVICES
Schlumberger Ltd.	78,440	5,410,007	0.75
Other securities[a]		9,230,933	1.27

		14,640,940	2.02
FOOD & STAPLES RETAILING
Wal-Mart Stores Inc.	111,005	7,197,564	0.99
Walgreens Boots Alliance Inc.	51,300	4,263,030	0.59
Other securities[a]		2,304,890	0.32

		13,765,484	1.90
FOOD PRODUCTS
Mondelez International Inc. Class A	114,314	4,786,327	0.66
Other securities[a]		7,860,409	1.09

		12,646,736	1.75
GAS UTILITIES
Other securities[a]		3,290,469	0.45

		3,290,469	0.45
HEALTH CARE EQUIPMENT & SUPPLIES
Abbott Laboratories	104,635	4,208,420	0.58
Medtronic PLC	100,143	6,703,572	0.93
Other securities[a]		6,535,188	0.90

		17,447,180	2.41
HEALTH CARE PROVIDERS & SERVICES
Other securities[a]		11,829,934	1.63

		11,829,934	1.63

Security	Shares	Value	% of Net Assets
HEALTH CARE TECHNOLOGY
Other securities[a]		$124,828	0.02%

		124,828	0.02
HOTELS, RESTAURANTS & LEISURE
Other securities[a]		4,642,725	0.64

		4,642,725	0.64
HOUSEHOLD DURABLES
Other securities[a]		4,328,320	0.60

		4,328,320	0.60
HOUSEHOLD PRODUCTS
Procter & Gamble Co. (The)	190,651	13,715,433	1.89
Other securities[a]		1,562,323	0.22

		15,277,756	2.11
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS
Other securities[a]		1,760,354	0.24

		1,760,354	0.24
INDUSTRIAL CONGLOMERATES
Danaher Corp.	33,829	2,882,569	0.40
General Electric Co.	708,053	17,857,097	2.47
Other securities[a]		1,032,566	0.14

		21,772,232	3.01
INSURANCE
American International Group Inc.	93,712	5,324,716	0.74
MetLife Inc.	65,847	3,104,686	0.43
Other securities[a]		33,719,969	4.65

		42,149,371	5.82
INTERNET & CATALOG RETAIL
Other securities[a]		711,998	0.10

		711,998	0.10
INTERNET SOFTWARE & SERVICES
Other securities[a]		2,657,356	0.37

		2,657,356	0.37
IT SERVICES
International Business Machines Corp.	28,395	4,116,423	0.57
Other securities[a]		4,542,455	0.63

		8,658,878	1.20
LEISURE PRODUCTS
Other securities[a]		1,012,922	0.14

		1,012,922	0.14

18	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. VALUE ETF

September 30, 2015

Security	Shares	Value	% of Net Assets
LIFE SCIENCES TOOLS & SERVICES
Other securities[a]		$4,277,128	0.59%

		4,277,128	0.59
MACHINERY
Other securities[a]		12,199,951	1.69

		12,199,951	1.69
MARINE
Other securities[a]		325,451	0.04

		325,451	0.04
MEDIA
Other securities[a]		9,163,640	1.27

		9,163,640	1.27
METALS & MINING
Other securities[a]		5,016,188	0.69

		5,016,188	0.69
MULTI-UTILITIES
Dominion Resources Inc./VA	39,629	2,789,089	0.39
Other securities[a]		13,291,193	1.83

		16,080,282	2.22
MULTILINE RETAIL
Target Corp.	41,150	3,236,859	0.45
Other securities[a]		1,414,721	0.19

		4,651,580	0.64
OIL, GAS & CONSUMABLE FUELS
Chevron Corp.	132,147	10,423,755	1.44
ConocoPhillips	86,657	4,156,070	0.57
Exxon Mobil Corp.	293,812	21,844,922	3.02
Kinder Morgan Inc./DE	125,491	3,473,591	0.48
Occidental Petroleum Corp.	53,982	3,570,909	0.49
Phillips 66	38,069	2,925,222	0.40
Other securities[a]		27,037,612	3.74

		73,432,081	10.14
PAPER & FOREST PRODUCTS
Other securities[a]		378,723	0.05

		378,723	0.05
PERSONAL PRODUCTS
Other securities[a]		712,415	0.10

		712,415	0.10
PHARMACEUTICALS
Allergan PLC[c]	15,115	4,108,408	0.57
Johnson & Johnson	169,735	15,844,762	2.19

Security	Shares	Value	% of Net Assets
Merck & Co. Inc.	175,911	$8,688,244	1.20%
Pfizer Inc.	432,719	13,591,704	1.88
Other securities[a]		2,680,498	0.36

		44,913,616	6.20
PROFESSIONAL SERVICES
Other securities[a]		2,191,226	0.30

		2,191,226	0.30
REAL ESTATE INVESTMENT TRUSTS (REITS)
PennyMac Mortgage Investment Trust[b]	2,669	41,289	0.01
Other securities[a]		41,224,501	5.69

		41,265,790	5.70
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		1,253,750	0.17

		1,253,750	0.17
ROAD & RAIL
Other securities[a]		4,637,272	0.64

		4,637,272	0.64
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Intel Corp.	310,053	9,344,997	1.29
Other securities[a]		9,166,547	1.27

		18,511,544	2.56
SOFTWARE
Microsoft Corp.	246,151	10,894,643	1.50
Oracle Corp.	89,072	3,217,281	0.44
Other securities[a]		4,785,482	0.67

		18,897,406	2.61
SPECIALTY RETAIL
Other securities[a]		4,320,012	0.60

		4,320,012	0.60
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
EMC Corp./MA	125,310	3,027,490	0.42
Hewlett-Packard Co.	127,746	3,271,575	0.45
Other securities[a]		3,109,666	0.43

		9,408,731	1.30
TEXTILES, APPAREL & LUXURY GOODS
Other securities[a]		1,820,043	0.25

		1,820,043	0.25
THRIFTS & MORTGAGE FINANCE
PennyMac Financial Services Inc. Class Ab	726	11,616	—
Other securities[a]		3,156,003	0.44

		3,156,003	0.44

SUMMARY SCHEDULES OF INVESTMENTS	19

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. VALUE ETF

September 30, 2015

Security	Shares	Value	% of Net Assets
TOBACCO
Philip Morris International Inc.	54,661	$4,336,257	0.60%
Other securities[a]		523,507	0.07

		4,859,764	0.67
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		1,334,487	0.18

		1,334,487	0.18
TRANSPORTATION INFRASTRUCTURE
Other securities[a]		412,471	0.06

		412,471	0.06
WATER UTILITIES
Other securities[a]		1,340,738	0.19

		1,340,738	0.19
WIRELESS TELECOMMUNICATION SERVICES
Other securities[a]		1,710,979	0.24

		1,710,979	0.24

TOTAL COMMON STOCKS
(Cost: $776,318,770)		722,736,174	99.81

WARRANTS

OIL, GAS & CONSUMABLE FUELS
Other securities[a]		—	—

		—	—

TOTAL WARRANTS
(Cost: $0)		—	—

Security	Shares	Value	% of Net Assets
SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[b],d,e	19,664,747	$19,664,747	2.72%
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%[b],d,e	1,077,896	1,077,896	0.15
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[b],d	4,933,884	4,933,884	0.68

		25,676,527	3.55

TOTAL SHORT-TERM INVESTMENTS
(Cost: $ 25,676,527)		25,676,527	3.55

TOTAL INVESTMENTS IN SECURITIES
(Cost: $801,995,297)		748,412,701	103.36
Other Assets, Less Liabilities		(24,339,612)	(3.36)

NET ASSETS		$724,073,089	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2015. Other securities may include securities on loan and non-income earning securities.
[b]	Affiliated issuer. See Note 2.
[c]	Non-income earning security.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of September 30, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini	10	Dec. 2015	Chicago Mercantile	$954,350	$(12,177)
S&P MidCap 400 E-Mini	2	Dec. 2015	Chicago Mercantile	272,580	(7,154)

Net unrealized depreciation					$(19,331)

See notes to financial statements.

20	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® MICRO-CAP ETF

September 30, 2015

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Other securities[a]		$6,232,799	0.79%

		6,232,799	0.79
AIR FREIGHT & LOGISTICS
Other securities[a]		3,273,925	0.41

		3,273,925	0.41
AIRLINES
Other securities[a]		669,075	0.08

		669,075	0.08
AUTO COMPONENTS
Remy International Inc.	64,614	1,889,959	0.24
Other securities[a]		7,062,360	0.89

		8,952,319	1.13
AUTOMOBILES
Other securities[a]		1,183,164	0.15

		1,183,164	0.15
BANKS
Ameris Bancorp	77,156	2,218,235	0.28
Banner Corp.	50,021	2,389,503	0.30
Berkshire Hills Bancorp Inc.	69,739	1,920,612	0.24
Cardinal Financial Corp.	75,905	1,746,574	0.22
Customers Bancorp Inc.[b,c]	65,308	1,678,416	0.21
First Merchants Corp.	89,790	2,354,294	0.30
Hanmi Financial Corp.	76,426	1,925,935	0.24
Lakeland Financial Corp.	39,299	1,774,350	0.22
Renasant Corp.	93,759	3,079,983	0.39
ServisFirst Bancshares Inc.	53,585	2,225,385	0.28
Southside Bancshares Inc.	59,895	1,650,107	0.21
State Bank Financial Corp.	85,919	1,776,805	0.22
Tompkins Financial Corp.	35,031	1,869,254	0.24
TowneBank/Portsmouth VA	106,026	1,998,590	0.25
Wilshire Bancorp Inc.	163,567	1,719,089	0.22
Other securities[a]		89,615,346	11.32

		119,942,478	15.14

Security	Shares	Value	% of Net Assets
BEVERAGES
Other securities[a]		$1,356,140	0.17%

		1,356,140	0.17
BIOTECHNOLOGY
BioCryst Pharmaceuticals Inc.[b,c]	170,191	1,940,177	0.24
Dynavax Technologies Corp.[b]	85,330	2,093,998	0.26
Exelixis Inc.[b,c]	523,049	2,934,305	0.37
Heron Therapeutics Inc.[b,c]	68,188	1,663,787	0.21
Other securities[a]		59,004,192	7.46

		67,636,459	8.54
BUILDING PRODUCTS
American Woodmark Corp.[b]	30,160	1,956,479	0.25
Other securities[a]		6,119,574	0.77

		8,076,053	1.02
CAPITAL MARKETS
Other securities[a]		9,041,850	1.14

		9,041,850	1.14
CHEMICALS
Flotek Industries Inc.[b]	124,417	2,077,764	0.26
Other securities[a]		7,311,996	0.93

		9,389,760	1.19
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		10,013,706	1.26

		10,013,706	1.26
COMMUNICATIONS EQUIPMENT
Other securities[a]		13,931,609	1.76

		13,931,609	1.76
CONSTRUCTION & ENGINEERING
Comfort Systems USA Inc.	85,951	2,343,024	0.30
Other securities[a]		5,874,040	0.74

		8,217,064	1.04
CONSTRUCTION MATERIALS
U.S. Concrete Inc.[b,c]	34,762	1,661,276	0.21
Other securities[a]		226,013	0.03

		1,887,289	0.24
CONSUMER FINANCE
Other securities[a]		2,651,766	0.33

		2,651,766	0.33

SUMMARY SCHEDULES OF INVESTMENTS	21

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

September 30, 2015

Security	Shares	Value	% of Net Assets
CONTAINERS & PACKAGING
Other securities[a]		$1,729,739	0.22%

		1,729,739	0.22
DISTRIBUTORS
Other securities[a]		1,069,794	0.13

		1,069,794	0.13
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		8,866,940	1.12

		8,866,940	1.12
DIVERSIFIED FINANCIAL SERVICES
Other securities[a]		2,531,789	0.32

		2,531,789	0.32
DIVERSIFIED TELECOMMUNICATION SERVICES
8x8 Inc.[b]	206,779	1,710,062	0.22
Inteliquent Inc.	78,441	1,751,587	0.22
Other securities[a]		10,041,536	1.26

		13,503,185	1.70
ELECTRIC UTILITIES
Other securities[a]		1,644,618	0.21

		1,644,618	0.21
ELECTRICAL EQUIPMENT
Other securities[a]		6,018,180	0.76

		6,018,180	0.76
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other securities[a]		17,199,607	2.17

		17,199,607	2.17
ENERGY EQUIPMENT & SERVICES
Other securities[a]		10,517,191	1.33

		10,517,191	1.33
FOOD & STAPLES RETAILING
Other securities[a]		2,016,274	0.25

		2,016,274	0.25
FOOD PRODUCTS
Other securities[a]		8,762,863	1.11

		8,762,863	1.11
GAS UTILITIES
Chesapeake Utilities Corp.	33,588	1,782,851	0.23
Other securities[a]		772,142	0.09

		2,554,993	0.32

Security	Shares	Value	% of Net Assets
HEALTH CARE EQUIPMENT & SUPPLIES
Inogen Inc.[b,c]	37,279	$1,809,895	0.23%
Merit Medical Systems Inc.[b]	102,541	2,451,755	0.31
Other securities[a]		27,964,254	3.53

		32,225,904	4.07
HEALTH CARE PROVIDERS & SERVICES
Aceto Corp.	67,402	1,850,185	0.23
PharMerica Corp.[b]	70,089	1,995,434	0.25
Other securities[a]		14,560,174	1.84

		18,405,793	2.32
HEALTH CARE TECHNOLOGY
Other securities[a]		5,266,380	0.66

		5,266,380	0.66
HOTELS, RESTAURANTS & LEISURE
Denny’s Corp.[b]	195,308	2,154,247	0.27
Zoe’s Kitchen Inc.[b,c]	44,979	1,776,221	0.22
Other securities[a]		15,943,714	2.02

		19,874,182	2.51
HOUSEHOLD DURABLES
Other securities[a]		17,062,586	2.15

		17,062,586	2.15
HOUSEHOLD PRODUCTS
Other securities[a]		2,456,028	0.31

		2,456,028	0.31
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS
Other securities[a]		530,851	0.07

		530,851	0.07
INSURANCE
AMERISAFE Inc.	44,139	2,195,032	0.28
Stewart Information Services Corp.	52,886	2,163,566	0.27
Universal Insurance Holdings Inc.	73,899	2,182,976	0.28
Other securities[a]		11,488,425	1.45

		18,029,999	2.28
INTERNET & CATALOG RETAIL
NutriSystem Inc.	66,882	1,773,711	0.22
Other securities[a]		4,679,242	0.59

		6,452,953	0.81

22	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

September 30, 2015

Security	Shares	Value	% of Net Assets
INTERNET SOFTWARE & SERVICES
EarthLink Holdings Corp.	240,604	$1,871,899	0.24%
Other securities[a]		23,784,138	3.00

		25,656,037	3.24
IT SERVICES
Other securities[a]		10,984,876	1.39

		10,984,876	1.39
LEISURE PRODUCTS
Smith & Wesson Holding Corp.[b,c]	125,462	2,116,544	0.27
Other securities[a]		4,387,163	0.55

		6,503,707	0.82
LIFE SCIENCES TOOLS & SERVICES
Other securities[a]		6,284,592	0.79

		6,284,592	0.79
MACHINERY
Federal Signal Corp.	140,157	1,921,552	0.24
Other securities[a]		15,041,993	1.90

		16,963,545	2.14
MARINE
Other securities[a]		2,673,172	0.34

		2,673,172	0.34
MEDIA
Other securities[a]		10,301,929	1.30

		10,301,929	1.30
METALS & MINING
Other securities[a]		4,655,149	0.59

		4,655,149	0.59
MULTILINE RETAIL
Other securities[a]		1,761,878	0.22

		1,761,878	0.22
OIL, GAS & CONSUMABLE FUELS
Other securities[a]		19,571,759	2.47

		19,571,759	2.47
PAPER & FOREST PRODUCTS
Neenah Paper Inc.	38,096	2,220,235	0.28
Other securities[a]		599,629	0.08

		2,819,864	0.36
PERSONAL PRODUCTS
Other securities[a]		3,718,952	0.47

		3,718,952	0.47

Security	Shares	Value	% of Net Assets
PHARMACEUTICALS
Intra-Cellular Therapies Inc.[b]	51,415	$2,058,657	0.26%
Other securities[a]		24,083,799	3.04

		26,142,456	3.30
PROFESSIONAL SERVICES
Other securities[a]		10,274,473	1.30

		10,274,473	1.30
REAL ESTATE INVESTMENT TRUSTS (REITS)
Apollo Commercial Real Estate Finance Inc.[c]	137,172	2,154,972	0.27
Rexford Industrial Realty Inc.[c]	127,342	1,756,046	0.22
Terreno Realty Corp.[c]	100,193	1,967,791	0.25
Other securities[a]		38,489,855	4.86

		44,368,664	5.60
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		4,349,348	0.55

		4,349,348	0.55
ROAD & RAIL
Other securities[a]		3,683,095	0.46

		3,683,095	0.46
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Inphi Corp.[b]	89,231	2,145,113	0.27
Other securities[a]		21,193,615	2.68

		23,338,728	2.95
SOFTWARE
Callidus Software Inc.[b]	130,419	2,215,819	0.28
Other securities[a]		21,960,035	2.77

		24,175,854	3.05
SPECIALTY RETAIL
Other securities[a]		14,475,588	1.83

		14,475,588	1.83
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Other securities[a]		5,101,383	0.64

		5,101,383	0.64
TEXTILES, APPAREL & LUXURY GOODS
Other securities[a]		6,901,445	0.87

		6,901,445	0.87
THRIFTS & MORTGAGE FINANCE
Meridian Bancorp Inc.	133,938	1,830,932	0.23

SUMMARY SCHEDULES OF INVESTMENTS	23

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

September 30, 2015

Security	Shares	Value	% of Net Assets

WSFS Financial Corp.	67,912	$1,956,545	0.25%
Other securities[a]		28,735,496	3.63

		32,522,973	4.11
TOBACCO
Other securities[a]		541,421	0.07

		541,421	0.07
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		3,918,718	0.49

		3,918,718	0.49
WATER UTILITIES
Other securities[a]		4,977,003	0.63

		4,977,003	0.63
WIRELESS TELECOMMUNICATION SERVICES
Shenandoah Telecommunications Co.	56,090	2,401,213	0.30
Other securities[a]		2,421,690	0.31

		4,822,903	0.61

TOTAL COMMON STOCKS
(Cost: $907,811,965)		790,664,817	99.80

CONVERTIBLE BONDS
PHARMACEUTICALS
Other securities[a]		80,657	0.01

		80,657	0.01

TOTAL CONVERTIBLE BONDS
(Cost: $80,657)		80,657	0.01

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[d,e,f]	166,679,114	166,679,114	21.04

Security	Shares	Value	% of Net Assets
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%[d,e,f]	9,136,281	$9,136,281	1.16%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[d,e]	2,871,127	2,871,127	0.36

		178,686,522	22.56

TOTAL SHORT-TERM INVESTMENTS
(Cost: $178,686,522)		178,686,522	22.56

TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,086,579,144)		969,431,996	122.37
Other Assets, Less Liabilities		(177,223,738)	(22.37)

NET ASSETS		$792,208,258	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2015. Other securities may include securities on loan and non-income earning securities.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of September 30, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
Russell 2000 Mini	12	Dec. 2015	ICE Markets Equity	$1,315,080	$(38,144)

See notes to financial statements.

24	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL 3000 ETF

September 30, 2015

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Boeing Co. (The)	189,652	$24,834,929	0.43%
Other securities[a]		121,225,478	2.10

		146,060,407	2.53
AIR FREIGHT & LOGISTICS
Other securities[a]		37,275,021	0.65

		37,275,021	0.65
AIRLINES
Other securities[a]		37,893,560	0.66

		37,893,560	0.66
AUTO COMPONENTS
Other securities[a]		28,060,339	0.49

		28,060,339	0.49
AUTOMOBILES
Other securities[a]		38,319,059	0.66

		38,319,059	0.66
BANKS
Bank of America Corp.	2,879,791	44,867,144	0.78
Citigroup Inc.	832,011	41,276,066	0.71
JPMorgan Chase & Co.	1,017,567	62,041,060	1.07
PNC Financial Services Group Inc. (The)[b]	141,747	12,643,832	0.22
Wells Fargo & Co.	1,277,437	65,596,390	1.14
Other securities[a]		119,111,364	2.07

		345,535,856	5.99
BEVERAGES
Coca-Cola Co. (The)	1,075,271	43,139,872	0.75
PepsiCo Inc.	404,762	38,169,057	0.66
Other securities[a]		26,628,061	0.46

		107,936,990	1.87
BIOTECHNOLOGY
AbbVie Inc.	453,959	24,699,909	0.43
Amgen Inc.	208,507	28,840,688	0.50
Celgene Corp.[c]	217,519	23,529,030	0.41
Gilead Sciences Inc.	402,986	39,569,195	0.69
Other securities[a]		100,698,609	1.73

		217,337,431	3.76
BUILDING PRODUCTS
Other securities[a]		15,165,749	0.26

		15,165,749	0.26

Security	Shares	Value	% of Net Assets
CAPITAL MARKETS
BlackRock Inc.[b]	34,339	$10,214,822	0.18%
Other securities[a]		109,082,598	1.89

		119,297,420	2.07
CHEMICALS
Other securities[a]		123,137,290	2.13

		123,137,290	2.13
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		37,645,576	0.65

		37,645,576	0.65
COMMUNICATIONS EQUIPMENT
Cisco Systems Inc.	1,394,679	36,610,324	0.63
QUALCOMM Inc.	447,085	24,021,877	0.42
Other securities[a]		26,344,830	0.46

		86,977,031	1.51
CONSTRUCTION & ENGINEERING
Other securities[a]		10,634,150	0.18

		10,634,150	0.18
CONSTRUCTION MATERIALS
Other securities[a]		7,676,794	0.13

		7,676,794	0.13
CONSUMER FINANCE
Other securities[a]		44,705,849	0.77

		44,705,849	0.77
CONTAINERS & PACKAGING
Other securities[a]		20,781,718	0.36

		20,781,718	0.36
DISTRIBUTORS
Other securities[a]		7,234,392	0.13

		7,234,392	0.13
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		10,928,906	0.19

		10,928,906	0.19
DIVERSIFIED FINANCIAL SERVICES
Berkshire Hathaway Inc. Class Bc	509,967	66,499,697	1.15
Other securities[a]		37,487,942	0.65

		103,987,639	1.80
DIVERSIFIED TELECOMMUNICATION SERVICES
AT&T Inc.	1,669,172	54,381,624	0.94
Verizon Communications Inc.	1,118,350	48,659,408	0.84

SUMMARY SCHEDULES OF INVESTMENTS	25

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

September 30, 2015

Security	Shares	Value	% of Net Assets
Other securities[a]		$13,187,269	0.23%

		116,228,301	2.01
ELECTRIC UTILITIES
Other securities[a]		95,391,340	1.65

		95,391,340	1.65
ELECTRICAL EQUIPMENT
Other securities[a]		29,882,556	0.52

		29,882,556	0.52
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other securities[a]		36,701,537	0.64

		36,701,537	0.64
ENERGY EQUIPMENT & SERVICES
Schlumberger Ltd.	348,224	24,017,009	0.42
Other securities[a]		37,809,106	0.65

		61,826,115	1.07
FOOD & STAPLES RETAILING
CVS Health Corp.	309,431	29,853,903	0.52
Wal-Mart Stores Inc.	433,188	28,087,910	0.49
Other securities[a]		62,825,757	1.08

		120,767,570	2.09
FOOD PRODUCTS
Other securities[a]		98,721,292	1.71

		98,721,292	1.71
GAS UTILITIES
Other securities[a]		12,778,444	0.22

		12,778,444	0.22
HEALTH CARE EQUIPMENT & SUPPLIES
Medtronic PLC	390,817	26,161,290	0.45
Other securities[a]		102,852,706	1.78

		129,013,996	2.23
HEALTH CARE PROVIDERS & SERVICES
UnitedHealth Group Inc.	261,040	30,283,250	0.52
Other securities[a]		126,119,891	2.19

		156,403,141	2.71
HEALTH CARE TECHNOLOGY
Other securities[a]		10,966,274	0.19

		10,966,274	0.19
HOTELS, RESTAURANTS & LEISURE
McDonald’s Corp.	262,877	25,901,271	0.45
Starbucks Corp.	411,525	23,391,081	0.41

Security	Shares	Value	% of Net Assets
Other securities[a]		$75,620,478	1.30%

		124,912,830	2.16
HOUSEHOLD DURABLES
Other securities[a]		35,858,192	0.62

		35,858,192	0.62
HOUSEHOLD PRODUCTS
Procter & Gamble Co. (The)	743,918	53,517,461	0.93
Other securities[a]		35,969,636	0.62

		89,487,097	1.55
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS
Other securities[a]		7,277,867	0.13

		7,277,867	0.13
INDUSTRIAL CONGLOMERATES
3M Co.	173,971	24,663,869	0.43
General Electric Co.	2,762,755	69,676,681	1.21
Other securities[a]		20,003,631	0.34

		114,344,181	1.98
INSURANCE
Other securities[a]		178,157,770	3.09

		178,157,770	3.09
INTERNET & CATALOG RETAIL
Amazon.com Inc.[c]	104,521	53,503,255	0.93
Other securities[a]		43,178,837	0.74

		96,682,092	1.67
INTERNET SOFTWARE & SERVICES
Alphabet Inc. Class Ac	79,044	50,459,318	0.87
Alphabet Inc. Class Cc	80,658	49,073,940	0.85
Facebook Inc. Class Ac	593,377	53,344,592	0.92
Other securities[a]		49,645,649	0.87

		202,523,499	3.51
IT SERVICES
International Business Machines Corp.	249,006	36,098,400	0.63
MasterCard Inc. Class A	274,155	24,706,849	0.43
Visa Inc. Class A	536,768	37,391,259	0.65
Other securities[a]		112,057,831	1.93

		210,254,339	3.64
LEISURE PRODUCTS
Other securities[a]		9,702,852	0.17

		9,702,852	0.17

26	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

September 30, 2015

Security	Shares	Value	% of Net Assets
LIFE SCIENCES TOOLS & SERVICES
Other securities[a]		$38,777,220	0.67%

		38,777,220	0.67
MACHINERY
Other securities[a]		90,693,942	1.57

		90,693,942	1.57
MARINE
Other securities[a]		1,702,981	0.03

		1,702,981	0.03
MEDIA
Comcast Corp. Class A	582,161	33,113,318	0.57
Comcast Corp. Class A Special NVS	104,254	5,967,499	0.11
Walt Disney Co. (The)	465,270	47,550,594	0.82
Other securities[a]		101,317,364	1.76

		187,948,775	3.26
METALS & MINING
Other securities[a]		21,348,722	0.37

		21,348,722	0.37
MULTI-UTILITIES
Other securities[a]		63,273,516	1.10

		63,273,516	1.10
MULTILINE RETAIL
Other securities[a]		37,460,904	0.65

		37,460,904	0.65
OIL, GAS & CONSUMABLE FUELS
Chevron Corp.	515,663	40,675,497	0.70
Exxon Mobil Corp.	1,146,407	85,235,360	1.48
Other securities[a]		177,466,535	3.07

		303,377,392	5.25
PAPER & FOREST PRODUCTS
Other securities[a]		7,484,572	0.13

		7,484,572	0.13
PERSONAL PRODUCTS
Other securities[a]		9,536,281	0.17

		9,536,281	0.17
PHARMACEUTICALS
Allergan PLC[c]	107,625	29,253,551	0.51
Bristol-Myers Squibb Co.	457,157	27,063,694	0.47
Eli Lilly & Co.	268,358	22,458,881	0.39
Johnson & Johnson	760,346	70,978,299	1.23

Security	Shares	Value	% of Net Assets
Merck & Co. Inc.	774,727	$38,263,767	0.66%
Pfizer Inc.	1,688,444	53,034,026	0.92
Other securities[a]		33,482,205	0.58

		274,534,423	4.76
PROFESSIONAL SERVICES
Other securities[a]		26,815,719	0.46

		26,815,719	0.46
REAL ESTATE INVESTMENT TRUSTS (REITS)
PennyMac Mortgage Investment Trust[b]	14,647	226,589	0.00
Other securities[a]		233,780,907	4.05

		234,007,496	4.05
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		10,185,762	0.18

		10,185,762	0.18
ROAD & RAIL
Other securities[a]		50,338,591	0.87

		50,338,591	0.87
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Intel Corp.	1,300,910	39,209,427	0.68
Other securities[a]		97,194,309	1.68

		136,403,736	2.36
SOFTWARE
Microsoft Corp.	2,218,027	98,169,875	1.70
Oracle Corp.	868,890	31,384,307	0.54
Other securities[a]		107,302,499	1.86

		236,856,681	4.10
SPECIALTY RETAIL
Home Depot Inc. (The)	356,197	41,137,192	0.71
Other securities[a]		114,746,631	1.99

		155,883,823	2.70
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Apple Inc.	1,579,520	174,221,056	3.02
Other securities[a]		40,904,181	0.71

		215,125,237	3.73
TEXTILES, APPAREL & LUXURY GOODS
NIKE Inc. Class B	185,684	22,833,561	0.40
Other securities[a]		33,109,103	0.57

		55,942,664	0.97

SUMMARY SCHEDULES OF INVESTMENTS	27

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

September 30, 2015

Security	Shares	Value	% of Net Assets
THRIFTS & MORTGAGE FINANCE
PennyMac Financial Services Inc. Class Ab	3,152	$50,432	—%
Other securities[a]		14,132,905	0.25

		14,183,337	0.25
TOBACCO
Altria Group Inc.	539,310	29,338,464	0.51
Philip Morris International Inc.	424,822	33,701,129	0.58
Other securities[a]		10,935,839	0.19

		73,975,432	1.28
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		16,775,363	0.29

		16,775,363	0.29
TRANSPORTATION INFRASTRUCTURE
Other securities[a]		1,634,325	0.03

		1,634,325	0.03
WATER UTILITIES
Other securities[a]		5,266,275	0.09

		5,266,275	0.09
WIRELESS TELECOMMUNICATION SERVICES
Other securities[a]		8,894,113	0.15

		8,894,113	0.15

TOTAL COMMON STOCKS
(Cost: $4,847,805,242)		5,762,899,744	99.82

WARRANTS

OIL, GAS & CONSUMABLE FUELS
Other securities[a]		—	—

		—	—

TOTAL WARRANTS
(Cost: $0)		—	—

Security	Shares	Value	% of Net Assets
SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[b,d,e]	214,489,186	$214,489,186	3.72%
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%[b,d,e]	11,756,923	11,756,923	0.20
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[b,d]	29,713,281	29,713,281	0.52

		255,959,390	4.44

TOTAL SHORT-TERM INVESTMENTS
(Cost: $255,959,390)		255,959,390	4.44

TOTAL INVESTMENTS IN SECURITIES
(Cost: $5,103,764,632)		6,018,859,134	104.26
Other Assets, Less Liabilities		(245,654,374)	(4.26)

NET ASSETS		$5,773,204,760	100.00%

NVS — Non-Voting Shares

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2015. Other securities may include securities on loan and non-income earning securities.
[b]	Affiliated issuer. See Note 2.
[c]	Non-income earning security.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of September 30, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
Russell 2000 Mini	12	Dec. 2015	ICE Markets Equity	$1,315,080	$(54,808)
S&P 500 E-Mini	85	Dec. 2015	Chicago Mercantile	8,111,975	(103,501)

Net unrealized depreciation					$(158,309)

See notes to financial statements.

28	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL MID-CAP ETF

September 30, 2015

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Other securities[a]		$147,559,216	1.23%

		147,559,216	1.23
AIR FREIGHT & LOGISTICS
Other securities[a]		38,973,466	0.32

		38,973,466	0.32
AIRLINES
Southwest Airlines Co.	1,378,966	52,455,867	0.44
United Continental Holdings Inc.[b]	788,240	41,816,132	0.35
Other securities[a]		47,904,493	0.39

		142,176,492	1.18
AUTO COMPONENTS
Delphi Automotive PLC	595,800	45,304,632	0.38
Other securities[a]		71,069,102	0.59

		116,373,734	0.97
AUTOMOBILES
Other securities[a]		28,454,045	0.24

		28,454,045	0.24
BANKS
SunTrust Banks Inc.	1,065,215	40,733,822	0.34
Other securities[a]		342,838,645	2.85

		383,572,467	3.19
BEVERAGES
Constellation Brands Inc. Class A	337,560	42,265,888	0.35
Monster Beverage Corp.[b,c]	308,716	41,719,880	0.35
Other securities[a]		109,348,582	0.91

		193,334,350	1.61
BIOTECHNOLOGY
Other securities[a]		174,270,460	1.45

		174,270,460	1.45
BUILDING PRODUCTS
Other securities[a]		83,633,694	0.70

		83,633,694	0.70
CAPITAL MARKETS
Ameriprise Financial Inc.	374,277	40,844,849	0.34
T Rowe Price Group Inc.	537,713	37,371,054	0.31
Other securities[a]		199,405,709	1.66

		277,621,612	2.31

Security	Shares	Value	% of Net Assets
CHEMICALS
Sherwin-Williams Co. (The)	167,095	$37,225,424	0.31%
Other securities[a]		262,121,049	2.18

		299,346,473	2.49
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		162,260,422	1.35

		162,260,422	1.35
COMMUNICATIONS EQUIPMENT
Other securities[a]		142,675,480	1.19

		142,675,480	1.19
CONSTRUCTION & ENGINEERING
Other securities[a]		54,238,146	0.45

		54,238,146	0.45
CONSTRUCTION MATERIALS
Other securities[a]		52,642,265	0.44

		52,642,265	0.44
CONSUMER FINANCE
Other securities[a]		57,822,670	0.48

		57,822,670	0.48
CONTAINERS & PACKAGING
Other securities[a]		145,986,948	1.22

		145,986,948	1.22
DISTRIBUTORS
Other securities[a]		43,848,099	0.37

		43,848,099	0.37
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		43,141,511	0.36

		43,141,511	0.36
DIVERSIFIED FINANCIAL SERVICES
Intercontinental Exchange Inc.	229,678	53,972,033	0.45
McGraw Hill Financial Inc.	564,757	48,851,480	0.41
Other securities[a]		106,149,186	0.88

		208,972,699	1.74
DIVERSIFIED TELECOMMUNICATION SERVICES
Other securities[a]		74,233,277	0.62

		74,233,277	0.62
ELECTRIC UTILITIES
Edison International	672,307	42,402,402	0.35
PPL Corp.	1,378,621	45,342,845	0.38

SUMMARY SCHEDULES OF INVESTMENTS	29

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

September 30, 2015

Security	Shares	Value	% of Net Assets
Xcel Energy Inc.	1,045,955	$37,037,266	0.31%
Other securities[a]		159,996,115	1.33

		284,778,628	2.37
ELECTRICAL EQUIPMENT
Other securities[a]		92,397,867	0.77

		92,397,867	0.77
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other securities[a]		144,783,616	1.21

		144,783,616	1.21
ENERGY EQUIPMENT & SERVICES
Other securities[a]		144,597,880	1.20

		144,597,880	1.20
FOOD & STAPLES RETAILING
Sysco Corp.	1,225,188	47,745,576	0.40
Other securities[a]		42,441,219	0.35

		90,186,795	0.75
FOOD PRODUCTS
Other securities[a]		335,743,725	2.80

		335,743,725	2.80
GAS UTILITIES
Other securities[a]		55,426,937	0.46

		55,426,937	0.46
HEALTH CARE EQUIPMENT & SUPPLIES
Boston Scientific Corp.[b]	2,766,412	45,396,821	0.38
St. Jude Medical Inc.	580,213	36,605,638	0.30
Other securities[a]		281,105,842	2.34

		363,108,301	3.02
HEALTH CARE PROVIDERS & SERVICES
AmerisourceBergen Corp.	453,311	43,060,012	0.36
Other securities[a]		224,856,867	1.87

		267,916,879	2.23
HEALTH CARE TECHNOLOGY
Cerner Corp.[b,c]	618,351	37,076,326	0.31
Other securities[a]		27,796,216	0.23

		64,872,542	0.54
HOTELS, RESTAURANTS & LEISURE
Chipotle Mexican Grill Inc.[b,c]	64,064	46,142,096	0.38
Other securities[a]		259,342,117	2.16

		305,484,213	2.54

Security	Shares	Value	% of Net Assets
HOUSEHOLD DURABLES
Other securities[a]		$224,628,220	1.87%

		224,628,220	1.87
HOUSEHOLD PRODUCTS
Other securities[a]		63,665,649	0.53

		63,665,649	0.53
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS
Other securities[a]		36,955,666	0.31

		36,955,666	0.31
INDUSTRIAL CONGLOMERATES
Other securities[a]		44,250,539	0.37

		44,250,539	0.37
INSURANCE
Aon PLC	581,557	51,531,766	0.43
Hartford Financial Services Group Inc. (The)	866,529	39,669,698	0.33
Progressive Corp. (The)	1,210,699	37,095,817	0.31
Other securities[a]		455,591,007	3.79

		583,888,288	4.86
INTERNET & CATALOG RETAIL
Other securities[a]		79,281,019	0.66

		79,281,019	0.66
INTERNET SOFTWARE & SERVICES
LinkedIn Corp. Class Ab	225,784	42,928,312	0.36
Other securities[a]		125,896,384	1.05

		168,824,696	1.41
IT SERVICES
Fidelity National Information Services Inc.	584,926	39,236,836	0.33
Fiserv Inc.[b,c]	488,608	42,318,339	0.35
Other securities[a]		316,451,403	2.63

		398,006,578	3.31
LEISURE PRODUCTS
Other securities[a]		62,743,895	0.52

		62,743,895	0.52

30	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

September 30, 2015

Security	Shares	Value	% of Net Assets
LIFE SCIENCES TOOLS & SERVICES
Other securities[a]		$119,058,314	0.99%

		119,058,314	0.99
MACHINERY
PACCAR Inc.	732,122	38,194,805	0.32
Other securities[a]		335,098,146	2.79

		373,292,951	3.11
MARINE
Other securities[a]		7,127,162	0.06

		7,127,162	0.06
MEDIA
Other securities[a]		265,925,722	2.21

		265,925,722	2.21
METALS & MINING
Other securities[a]		128,603,991	1.07

		128,603,991	1.07
MULTI-UTILITIES
Consolidated Edison Inc.	604,352	40,400,931	0.34
Public Service Enterprise Group Inc.	1,043,840	44,008,294	0.37
Sempra Energy	510,867	49,411,056	0.41
Other securities[a]		190,275,104	1.58

		324,095,385	2.70
MULTILINE RETAIL
Dollar General Corp.	626,680	45,396,699	0.38
Macy’s Inc.	704,880	36,174,442	0.30
Other securities[a]		82,301,766	0.69

		163,872,907	1.37
OIL, GAS & CONSUMABLE FUELS
Pioneer Natural Resources Co.	308,082	37,475,094	0.31
Other securities[a]		399,134,723	3.33

		436,609,817	3.64
PAPER & FOREST PRODUCTS
Other securities[a]		37,532,380	0.31

		37,532,380	0.31
PERSONAL PRODUCTS
Other securities[a]		31,307,258	0.26

		31,307,258	0.26

Security	Shares	Value	% of Net Assets
PHARMACEUTICALS
Perrigo Co. PLC	301,817	$47,466,760	0.40%
Zoetis Inc.	1,031,651	42,483,388	0.35
Other securities[a]		66,587,071	0.55

		156,537,219	1.30
PROFESSIONAL SERVICES
Other securities[a]		153,581,717	1.28

		153,581,717	1.28
REAL ESTATE INVESTMENT TRUSTS (REITS)
AvalonBay Communities Inc.	272,763	47,684,428	0.40
Boston Properties Inc.	316,549	37,479,402	0.31
Crown Castle International Corp.[c]	688,684	54,316,507	0.45
Prologis Inc.	1,081,362	42,064,982	0.35
Ventas Inc.	682,778	38,276,535	0.32
Welltower Inc.	723,494	48,995,014	0.41
Other securities[a]		861,552,187	7.17

		1,130,369,055	9.41
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		62,057,345	0.52

		62,057,345	0.52
ROAD & RAIL
Other securities[a]		92,952,779	0.77

		92,952,779	0.77
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Analog Devices Inc.	646,965	36,495,296	0.30
Applied Materials Inc.	2,541,364	37,332,637	0.31
Other securities[a]		288,246,154	2.41

		362,074,087	3.02
SOFTWARE
Electronic Arts Inc.[b]	649,179	43,981,877	0.37
Intuit Inc.	568,822	50,482,952	0.42
Other securities[a]		366,541,121	3.05

		461,005,950	3.84
SPECIALTY RETAIL
AutoZone Inc.[b,c]	64,460	46,658,082	0.39
L Brands Inc.	510,603	46,020,648	0.38
O’Reilly Automotive Inc.[b,c]	208,384	52,096,000	0.43
Ross Stores Inc.	853,848	41,386,013	0.34
Other securities[a]		334,512,090	2.80

		520,672,833	4.34

SUMMARY SCHEDULES OF INVESTMENTS	31

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

September 30, 2015

Security	Shares	Value	% of Net Assets
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Western Digital Corp.	463,588	$36,827,431	0.31%
Other securities[a]		55,613,250	0.46

		92,440,681	0.77
TEXTILES, APPAREL & LUXURY GOODS
Other securities[a]		168,267,390	1.40

		168,267,390	1.40
THRIFTS & MORTGAGE FINANCE
Other securities[a]		30,029,326	0.25

		30,029,326	0.25
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		104,475,508	0.87

		104,475,508	0.87
TRANSPORTATION INFRASTRUCTURE
Other securities[a]		10,671,527	0.09

		10,671,527	0.09
WATER UTILITIES
Other securities[a]		30,095,513	0.25

		30,095,513	0.25
WIRELESS TELECOMMUNICATION SERVICES
Other securities[a]		39,655,605	0.33

		39,655,605	0.33

TOTAL COMMON STOCKS
(Cost: $10,308,432,750)		11,984,991,881	99.80

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[d,e,f]	795,476,446	795,476,446	6.62

Security	Shares	Value	% of Net Assets
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%[d,e,f]	43,602,923	$43,602,923	0.36%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[d,e]	50,061,655	50,061,655	0.42

		889,141,024	7.40

TOTAL SHORT-TERM INVESTMENTS
(Cost: $889,141,024)		889,141,024	7.40

TOTAL INVESTMENTS IN SECURITIES
(Cost: $11,197,573,774)		12,874,132,905	107.20
Other Assets, Less Liabilities		(865,006,950)	(7.20)

NET ASSETS		$12,009,125,955	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2015. Other securities may include securities on loan and non-income earning securities.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of September 30, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini	66	Dec. 2015	Chicago Mercantile	$6,298,710	$(31,166)
S&P MidCap 400 E-Mini	118	Dec. 2015	Chicago Mercantile	16,082,220	(270,014)

Net unrealized depreciation					$(301,180)

See notes to financial statements.

32	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL MID-CAP GROWTH ETF

September 30, 2015

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Other securities[a]		$90,928,434	1.57%

		90,928,434	1.57
AIR FREIGHT & LOGISTICS
Other securities[a]		37,658,841	0.65

		37,658,841	0.65
AIRLINES
Southwest Airlines Co.	1,332,858	50,701,918	0.88
United Continental Holdings Inc.[b]	761,873	40,417,363	0.70
Other securities[a]		33,436,313	0.58

		124,555,594	2.16
AUTO COMPONENTS
Delphi Automotive PLC	575,863	43,788,622	0.76
Other securities[a]		44,251,383	0.76

		88,040,005	1.52
AUTOMOBILES
Other securities[a]		17,159,167	0.30

		17,159,167	0.30
BANKS
Other securities[a]		20,162,123	0.35

		20,162,123	0.35
BEVERAGES
Brown-Forman Corp. Class Ac,d	50,825	5,437,767	0.09
Brown-Forman Corp. Class Bd	233,863	22,661,325	0.39
Constellation Brands Inc. Class A	326,254	40,850,263	0.71
Dr Pepper Snapple Group Inc.	382,383	30,227,376	0.52
Monster Beverage Corp.[b]	298,382	40,323,343	0.70
Other securities[a]		22,467,278	0.40

		161,967,352	2.81
BIOTECHNOLOGY
BioMarin Pharmaceutical Inc.[b,c]	319,770	33,678,177	0.58
Incyte Corp.[b]	312,013	34,424,394	0.60
Other securities[a]		95,049,256	1.65

		163,151,827	2.83

Security	Shares	Value	% of Net Assets
BUILDING PRODUCTS
Other securities[a]		$59,812,617	1.04%

		59,812,617	1.04
CAPITAL MARKETS
Ameriprise Financial Inc.	301,332	32,884,361	0.57
T Rowe Price Group Inc.	519,718	36,120,401	0.63
Other securities[a]		97,111,362	1.68

		166,116,124	2.88
CHEMICALS
Sherwin-Williams Co. (The)	161,501	35,979,193	0.62
Other securities[a]		123,672,204	2.14

		159,651,397	2.76
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		94,969,997	1.64

		94,969,997	1.64
COMMUNICATIONS EQUIPMENT
Other securities[a]		80,285,523	1.39

		80,285,523	1.39
CONSTRUCTION & ENGINEERING
Other securities[a]		3,048,198	0.05

		3,048,198	0.05
CONSTRUCTION MATERIALS
Other securities[a]		12,816,551	0.22

		12,816,551	0.22
CONSUMER FINANCE
Other securities[a]		12,529,927	0.22

		12,529,927	0.22
CONTAINERS & PACKAGING
Other securities[a]		78,003,598	1.35

		78,003,598	1.35
DISTRIBUTORS
Other securities[a]		40,577,294	0.70

		40,577,294	0.70
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		36,373,118	0.63

		36,373,118	0.63
DIVERSIFIED FINANCIAL SERVICES
McGraw Hill Financial Inc.	545,871	47,217,842	0.82
Moody’s Corp.	354,039	34,766,630	0.60
Other securities[a]		44,825,574	0.78

		126,810,046	2.20

SUMMARY SCHEDULES OF INVESTMENTS	33

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

September 30, 2015

Security	Shares	Value	% of Net Assets
DIVERSIFIED TELECOMMUNICATION SERVICES
Other securities[a]		$9,283,620	0.16%

		9,283,620	0.16
ELECTRIC UTILITIES
Other securities[a]		3,797,026	0.07

		3,797,026	0.07
ELECTRICAL EQUIPMENT
Rockwell Automation Inc.	268,400	27,234,548	0.47
Other securities[a]		47,361,649	0.82

		74,596,197	1.29
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Amphenol Corp. Class A	616,123	31,397,628	0.54
Other securities[a]		49,568,506	0.86

		80,966,134	1.40
ENERGY EQUIPMENT & SERVICES
Other securities[a]		10,784,794	0.19

		10,784,794	0.19
FOOD & STAPLES RETAILING
Other securities[a]		48,687,113	0.84

		48,687,113	0.84
FOOD PRODUCTS
Kellogg Co.	448,266	29,832,102	0.52
Mead Johnson Nutrition Co.	403,975	28,439,840	0.49
Other securities[a]		129,233,019	2.24

		187,504,961	3.25
HEALTH CARE EQUIPMENT & SUPPLIES
CR Bard Inc.	148,085	27,589,716	0.48
Edwards Lifesciences Corp.[b]	214,524	30,498,877	0.53
Intuitive Surgical Inc.[b]	73,502	33,780,049	0.58
Other securities[a]		144,441,262	2.50

		236,309,904	4.09
HEALTH CARE PROVIDERS & SERVICES
AmerisourceBergen Corp.	438,139	41,618,824	0.72
Other securities[a]		108,433,096	1.88

		150,051,920	2.60
HEALTH CARE TECHNOLOGY
Cerner Corp.[b,c]	597,653	35,835,274	0.62
Other securities[a]		23,769,771	0.41

		59,605,045	1.03

Security	Shares	Value	% of Net Assets
HOTELS, RESTAURANTS & LEISURE
Chipotle Mexican Grill Inc.[b,c]	61,930	$44,605,082	0.77%
Marriott International Inc./MD Class A	417,891	28,500,166	0.49
Other securities[a]		151,425,491	2.63

		224,530,739	3.89
HOUSEHOLD DURABLES
Other securities[a]		126,358,706	2.19

		126,358,706	2.19
HOUSEHOLD PRODUCTS
Other securities[a]		50,476,073	0.87

		50,476,073	0.87
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS
Other securities[a]		1,348,009	0.02

		1,348,009	0.02
INDUSTRIAL CONGLOMERATES
Other securities[a]		14,496,436	0.25

		14,496,436	0.25
INSURANCE
Aon PLC	562,100	49,807,681	0.86
Other securities[a]		14,257,250	0.25

		64,064,931	1.11
INTERNET & CATALOG RETAIL
Other securities[a]		62,377,711	1.08

		62,377,711	1.08
INTERNET SOFTWARE & SERVICES
LinkedIn Corp. Class Ab,c	218,219	41,489,978	0.72
Twitter Inc.[b,c]	1,127,224	30,367,415	0.53
Other securities[a]		84,907,347	1.46

		156,764,740	2.71
IT SERVICES
Alliance Data Systems Corp.[b,c]	123,753	32,049,552	0.55
Fiserv Inc.[b,c]	472,246	40,901,226	0.71
Other securities[a]		217,081,692	3.76

		290,032,470	5.02
LEISURE PRODUCTS
Other securities[a]		36,170,930	0.63

		36,170,930	0.63

34	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

September 30, 2015

Security	Shares	Value	% of Net Assets
LIFE SCIENCES TOOLS & SERVICES
Other securities[a]		$60,661,165	1.05%

		60,661,165	1.05
MACHINERY
PACCAR Inc.	639,684	33,372,314	0.58
Other securities[a]		132,883,229	2.30

		166,255,543	2.88
MEDIA
Omnicom Group Inc.	487,261	32,110,500	0.56
Other securities[a]		141,352,046	2.44

		173,462,546	3.00
METALS & MINING
Other securities[a]		6,829,029	0.12

		6,829,029	0.12
MULTILINE RETAIL
Dollar General Corp.	605,713	43,877,850	0.76
Dollar Tree Inc.[b,c]	459,189	30,609,539	0.53
Other securities[a]		45,830,017	0.79

		120,317,406	2.08
OIL, GAS & CONSUMABLE FUELS
Other securities[a]		38,887,449	0.67

		38,887,449	0.67
PAPER & FOREST PRODUCTS
International Paper Co.	797,503	30,137,638	0.52

		30,137,638	0.52
PERSONAL PRODUCTS
Other securities[a]		12,315,246	0.21

		12,315,246	0.21
PHARMACEUTICALS
Zoetis Inc.	997,128	41,061,731	0.71
Other securities[a]		45,390,586	0.79

		86,452,317	1.50
PROFESSIONAL SERVICES
Other securities[a]		104,264,395	1.81

		104,264,395	1.81
REAL ESTATE INVESTMENT TRUSTS (REITS)
Boston Properties Inc.	279,333	33,073,027	0.57
Crown Castle International Corp.[c]	665,658	52,500,447	0.91
Equinix Inc.[c]	113,524	31,037,462	0.54

Security	Shares	Value	% of Net Assets
Other securities[a]		$119,364,854	2.07%

		235,975,790	4.09
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		35,296,544	0.61

		35,296,544	0.61
ROAD & RAIL
Other securities[a]		55,180,237	0.96

		55,180,237	0.96
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Analog Devices Inc.	572,178	32,276,561	0.56
Skyworks Solutions Inc.	381,139	32,095,715	0.56
Other securities[a]		148,928,114	2.57

		213,300,390	3.69
SOFTWARE
Electronic Arts Inc.[b]	627,467	42,510,889	0.74
Intuit Inc.	549,798	48,794,573	0.84
Other securities[a]		235,414,313	4.08

		326,719,775	5.66
SPECIALTY RETAIL
Advance Auto Parts Inc.	145,905	27,653,375	0.48
AutoZone Inc.[b]	62,308	45,100,400	0.78
L Brands Inc.	493,526	44,481,498	0.77
O’Reilly Automotive Inc.[b]	201,424	50,356,000	0.87
Ross Stores Inc.	825,261	40,000,401	0.69
Other securities[a]		214,024,363	3.71

		421,616,037	7.30
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Other securities[a]		6,175,267	0.11

		6,175,267	0.11
TEXTILES, APPAREL & LUXURY GOODS
Under Armour Inc. Class Ab,c	356,264	34,479,230	0.60
Other securities[a]		83,300,653	1.44

		117,779,883	2.04
TRADING COMPANIES & DISTRIBUTORS
WW Grainger Inc.	133,460	28,695,235	0.50
Other securities[a]		51,047,368	0.88

		79,742,603	1.38

SUMMARY SCHEDULES OF INVESTMENTS	35

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

September 30, 2015

Security	Shares	Value	% of Net Assets
WIRELESS TELECOMMUNICATION SERVICES
Other securities[a]		$13,324,813	0.23%

		13,324,813	0.23

TOTAL COMMON STOCKS
(Cost: $5,166,275,260)		5,767,519,265	99.87

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[d,e,f]	465,950,333	465,950,333	8.07
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%[d,e,f]	25,540,412	25,540,412	0.44
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[d,e]	17,054,434	17,054,434	0.30

		508,545,179	8.81

TOTAL SHORT-TERM INVESTMENTS
(Cost: $508,545,179)		508,545,179	8.81

	Value	% of Net Assets
TOTAL INVESTMENTS IN SECURITIES
(Cost: $5,674,820,439)	$6,276,064,444	108.68%
Other Assets, Less Liabilities	(501,056,783)	(8.68)

NET ASSETS	$5,775,007,661	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2015. Other securities may include securities on loan and non-income earning securities.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of September 30, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini	12	Dec. 2015	Chicago Mercantile	$1,145,220	$(14,612)
S&P MidCap 400 E-Mini	37	Dec. 2015	Chicago Mercantile	5,042,730	(132,355)

Net unrealized depreciation					$(146,967)

See notes to financial statements.

36	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL MID-CAP VALUE ETF

September 30, 2015

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Other securities[a]		$54,351,526	0.89%

		54,351,526	0.89
AIRLINES
Other securities[a]		13,523,751	0.22

		13,523,751	0.22
AUTO COMPONENTS
Other securities[a]		25,733,361	0.42

		25,733,361	0.42
AUTOMOBILES
Other securities[a]		10,858,506	0.18

		10,858,506	0.18
BANKS
Fifth Third Bancorp	1,699,100	32,129,981	0.52
M&T Bank Corp.	278,948	34,017,709	0.55
Regions Financial Corp.	2,811,941	25,335,588	0.41
SunTrust Banks Inc.	1,082,901	41,410,134	0.67
Other securities[a]		235,980,553	3.86

		368,873,965	6.01
BEVERAGES
Other securities[a]		26,239,252	0.43

		26,239,252	0.43
BIOTECHNOLOGY
Other securities[a]		5,429,964	0.09

		5,429,964	0.09
BUILDING PRODUCTS
Other securities[a]		22,150,275	0.36

		22,150,275	0.36
CAPITAL MARKETS
Northern Trust Corp.	489,566	33,368,819	0.54
Other securities[a]		74,097,320	1.21

		107,466,139	1.75
CHEMICALS
Other securities[a]		136,320,364	2.22

		136,320,364	2.22
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		65,032,786	1.06

		65,032,786	1.06
COMMUNICATIONS EQUIPMENT
Other securities[a]		60,595,626	0.99

		60,595,626	0.99

Security	Shares	Value	% of Net Assets
CONSTRUCTION & ENGINEERING
Other securities[a]		$51,965,908	0.85%

		51,965,908	0.85
CONSTRUCTION MATERIALS
Other securities[a]		40,074,594	0.65

		40,074,594	0.65
CONSUMER FINANCE
Other securities[a]		45,596,003	0.74

		45,596,003	0.74
CONTAINERS & PACKAGING
WestRock Co.	496,044	25,516,503	0.42
Other securities[a]		40,832,767	0.66

		66,349,270	1.08
DISTRIBUTORS
Other securities[a]		1,877,790	0.03

		1,877,790	0.03
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		5,588,637	0.09

		5,588,637	0.09
DIVERSIFIED FINANCIAL SERVICES
Intercontinental Exchange Inc.	150,379	35,337,561	0.58
Other securities[a]		43,670,583	0.71

		79,008,144	1.29
DIVERSIFIED TELECOMMUNICATION SERVICES
CenturyLink Inc.	1,182,660	29,708,419	0.48
Other securities[a]		36,029,723	0.59

		65,738,142	1.07
ELECTRIC UTILITIES
Edison International	683,472	43,106,579	0.70
Eversource Energy	666,372	33,731,751	0.55
FirstEnergy Corp.	885,360	27,720,622	0.45
PPL Corp.	1,401,518	46,095,927	0.75
Xcel Energy Inc.	1,063,399	37,654,959	0.61
Other securities[a]		97,226,710	1.59

		285,536,548	4.65
ELECTRICAL EQUIPMENT
Other securities[a]		15,483,334	0.25

		15,483,334	0.25
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other securities[a]		61,963,395	1.01

		61,963,395	1.01

SUMMARY SCHEDULES OF INVESTMENTS	37

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

September 30, 2015

Security	Shares	Value	% of Net Assets
ENERGY EQUIPMENT & SERVICES
National Oilwell Varco Inc.	813,686	$30,635,278	0.50%
Other securities[a]		105,045,279	1.71

		135,680,557	2.21
FOOD & STAPLES RETAILING
Sysco Corp.	856,974	33,396,277	0.54
Other securities[a]		7,115,230	0.12

		40,511,507	0.66
FOOD PRODUCTS
ConAgra Foods Inc.	774,045	31,356,563	0.51
JM Smucker Co. (The)	251,036	28,640,697	0.47
Tyson Foods Inc. Class A	586,827	25,292,244	0.41
Other securities[a]		58,904,059	0.96

		144,193,563	2.35
GAS UTILITIES
Other securities[a]		56,314,366	0.92

		56,314,366	0.92
HEALTH CARE EQUIPMENT & SUPPLIES
Boston Scientific Corp.[b]	2,593,032	42,551,655	0.69
Zimmer Biomet Holdings Inc.	335,310	31,495,668	0.51
Other securities[a]		46,452,830	0.76

		120,500,153	1.96
HEALTH CARE PROVIDERS & SERVICES
Other securities[a]		114,687,310	1.87

		114,687,310	1.87
HEALTH CARE TECHNOLOGY
Other securities[a]		3,256,042	0.05

		3,256,042	0.05
HOTELS, RESTAURANTS & LEISURE
Royal Caribbean Cruises Ltd.	360,789	32,142,692	0.52
Other securities[a]		42,156,475	0.69

		74,299,167	1.21
HOUSEHOLD DURABLES
Other securities[a]		95,440,973	1.56

		95,440,973	1.56
HOUSEHOLD PRODUCTS
Other securities[a]		11,655,207	0.19

		11,655,207	0.19

Security	Shares	Value	% of Net Assets
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS
Other securities[a]		$36,126,456	0.59%

		36,126,456	0.59
INDUSTRIAL CONGLOMERATES
Other securities[a]		29,722,720	0.49

		29,722,720	0.49
INSURANCE
Hartford Financial Services Group Inc. (The)	880,914	40,328,243	0.66
Principal Financial Group Inc.	617,579	29,236,190	0.48
Progressive Corp. (The)	1,230,814	37,712,141	0.61
Other securities[a]		419,714,837	6.84

		526,991,411	8.59
INTERNET & CATALOG RETAIL
Other securities[a]		14,928,909	0.24

		14,928,909	0.24
INTERNET SOFTWARE & SERVICES
Other securities[a]		6,669,237	0.11

		6,669,237	0.11
IT SERVICES
Other securities[a]		99,544,756	1.62

		99,544,756	1.62
LEISURE PRODUCTS
Other securities[a]		25,745,439	0.42

		25,745,439	0.42
LIFE SCIENCES TOOLS & SERVICES
Other securities[a]		57,187,736	0.93

		57,187,736	0.93
MACHINERY
Ingersoll-Rand PLC	516,475	26,221,436	0.43
Stanley Black & Decker Inc.	292,827	28,398,362	0.46
Other securities[a]		149,965,046	2.45

		204,584,844	3.34
MARINE
Other securities[a]		7,253,973	0.12

		7,253,973	0.12
MEDIA
Other securities[a]		87,992,164	1.43

		87,992,164	1.43

38	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

September 30, 2015

Security	Shares	Value	% of Net Assets
METALS & MINING
Alcoa Inc.	2,747,395	$26,539,836	0.43%
Other securities[a]		97,028,406	1.58

		123,568,242	2.01
MULTI-UTILITIES
Consolidated Edison Inc.	614,386	41,071,704	0.67
DTE Energy Co.	376,208	30,235,837	0.49
Public Service Enterprise Group Inc.	1,061,175	44,739,138	0.73
Sempra Energy	519,354	50,231,919	0.82
WEC Energy Group Inc.	662,270	34,583,740	0.56
Other securities[a]		128,687,028	2.10

		329,549,366	5.37
MULTILINE RETAIL
Other securities[a]		40,113,412	0.65

		40,113,412	0.65
OIL, GAS & CONSUMABLE FUELS
Hess Corp.	528,934	26,478,436	0.43
Noble Energy Inc.	900,246	27,169,424	0.44
Pioneer Natural Resources Co.	313,195	38,097,040	0.62
Other securities[a]		311,283,070	5.08

		403,027,970	6.57
PAPER & FOREST PRODUCTS
Other securities[a]		6,451,824	0.11

		6,451,824	0.11
PERSONAL PRODUCTS
Other securities[a]		18,869,557	0.31

		18,869,557	0.31
PHARMACEUTICALS
Perrigo Co. PLC	250,076	39,329,453	0.64
Other securities[a]		28,848,295	0.47

		68,177,748	1.11
PROFESSIONAL SERVICES
Other securities[a]		46,550,251	0.76

		46,550,251	0.76
REAL ESTATE INVESTMENT TRUSTS (REITS)
AvalonBay Communities Inc.	277,295	48,476,712	0.79
Essex Property Trust Inc.	137,099	30,630,659	0.50

Security	Shares	Value	% of Net Assets
General Growth Properties Inc.	1,210,515	$31,437,075	0.51%
HCP Inc.[c]	968,496	36,076,476	0.59
Macerich Co. (The)	332,018	25,505,623	0.42
Prologis Inc.[c]	1,099,319	42,763,509	0.70
Ventas Inc.	694,114	38,912,031	0.63
Vornado Realty Trust	394,957	35,712,012	0.58
Welltower Inc.	403,831	27,347,435	0.45
Weyerhaeuser Co.	992,755	27,141,922	0.44
Other securities[a]		557,452,333	9.08

		901,455,787	14.69
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		25,987,043	0.42

		25,987,043	0.42
ROAD & RAIL
Other securities[a]		36,528,721	0.60

		36,528,721	0.60
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
NVIDIA Corp.	1,128,667	27,821,641	0.45
Other securities[a]		115,909,906	1.89

		143,731,547	2.34
SOFTWARE
Activision Blizzard Inc.	1,058,522	32,697,745	0.53
Symantec Corp.	1,428,074	27,804,601	0.45
Other securities[a]		64,533,640	1.06

		125,035,986	2.04
SPECIALTY RETAIL
Other securities[a]		85,905,865	1.40

		85,905,865	1.40
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Western Digital Corp.	471,372	37,445,792	0.61
Other securities[a]		50,047,392	0.82

		87,493,184	1.43
TEXTILES, APPAREL & LUXURY GOODS
Other securities[a]		47,020,487	0.77

		47,020,487	0.77
THRIFTS & MORTGAGE FINANCE
Other securities[a]		30,511,928	0.50

		30,511,928	0.50
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		22,284,154	0.36

		22,284,154	0.36

SUMMARY SCHEDULES OF INVESTMENTS	39

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

September 30, 2015

Security	Shares	Value	% of Net Assets
TRANSPORTATION INFRASTRUCTURE
Other securities[a]		$10,827,119	0.18%

		10,827,119	0.18
WATER UTILITIES
Other securities[a]		30,631,941	0.50

		30,631,941	0.50
WIRELESS TELECOMMUNICATION SERVICES
Other securities[a]		26,329,240	0.43

		26,329,240	0.43

TOTAL COMMON STOCKS
(Cost: $6,171,232,808)		6,119,095,142	99.74

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[d,e,f]	297,558,102	297,558,102	4.85
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%[d,e,f]	16,310,229	16,310,229	0.26

Security	Shares	Value	% of Net Assets
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[d,e]	31,801,326	$31,801,326	0.52%

		345,669,657	5.63

TOTAL SHORT-TERM INVESTMENTS
(Cost: $345,669,657)		345,669,657	5.63

TOTAL INVESTMENTS IN SECURITIES
(Cost: $6,516,902,465)		6,464,764,799	105.37
Other Assets, Less Liabilities		(329,715,913)	(5.37)

NET ASSETS		$6,135,048,886	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2015. Other securities may include securities on loan and non-income earning securities.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of September 30, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini	60	Dec. 2015	Chicago Mercantile	$5,726,100	$(30,571)
S&P MidCap 400 E-Mini	67	Dec. 2015	Chicago Mercantile	9,131,430	(151,512)

		Net unrealized depreciation			$(182,083)

See notes to financial statements.

40	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

September 30, 2015

	iShares Core U.S. Growth ETF	iShares Core U.S. Value ETF	iShares Micro-Cap ETF

ASSETS
Investments, at cost:
Unaffiliated	$750,192,959	$771,478,317	$907,892,622
Affiliated (Note 2)	40,458,864	30,516,980	178,686,522

Total cost of investments	$790,651,823	$801,995,297	$1,086,579,144

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$788,411,976	$717,648,714	$790,745,474
Affiliated (Note 2)	40,472,484	30,763,987	178,686,522

Total fair value of investments	828,884,460	748,412,701	969,431,996
Cash	310	2,025	14,073
Cash pledged to broker	58,620	72,190	66,710
Receivables:
Investment securities sold	209,709	45,981	4,574,093
Dividends and interest	620,754	1,279,544	1,403,570
Futures variation margin	18,852	22,632	24,454

Total Assets	829,792,705	749,835,073	975,514,896

LIABILITIES
Payables:
Investment securities purchased	502,876	279,981	4,854,708
Collateral for securities on loan (Note 1)	36,495,269	20,742,643	175,815,395
Capital shares redeemed	—	107,961	—
Distribution to shareholders	2,364,523	4,572,201	2,224,078
Investment advisory fees (Note 2)	56,656	59,198	412,457

Total Liabilities	39,419,324	25,761,984	183,306,638

NET ASSETS	$790,373,381	$724,073,089	$792,208,258

Net assets consist of:
Paid-in capital	$846,875,984	$815,333,109	$926,297,628
Undistributed net investment income	213,165	518,476	364,350
Accumulated net realized loss	(94,929,529)	(38,176,569)	(17,268,428)
Net unrealized appreciation (depreciation)	38,213,761	(53,601,927)	(117,185,292)

NET ASSETS	$790,373,381	$724,073,089	$792,208,258

Shares outstanding[b]	10,400,000	5,950,000	11,350,000

Net asset value per share	$76.00	$121.69	$69.80

[a]	Securities on loan with values of $35,617,908, $20,102,566 and $166,588,176, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	41

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2015

	iShares Russell 3000 ETF	iShares Russell Mid-Cap ETF	iShares Russell Mid-Cap Growth ETF

ASSETS
Investments, at cost:
Unaffiliated	$4,829,579,858	$10,308,432,750	$5,166,275,260
Affiliated (Note 2)	274,184,774	889,141,024	508,545,179

Total cost of investments	$5,103,764,632	$11,197,573,774	$5,674,820,439

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$5,739,764,069	$11,984,991,881	$5,767,519,265
Affiliated (Note 2)	279,095,065	889,141,024	508,545,179

Total fair value of investments	6,018,859,134	12,874,132,905	6,276,064,444
Cash	8,469	43,478	—
Cash pledged to broker	511,459	1,334,420	340,990
Receivables:
Investment securities sold	1,223,176	6,908,177	5,367,038
Dividends and interest	7,163,984	15,153,943	3,224,013
Capital shares sold	—	86,937	137,940
Futures variation margin	166,350	369,430	91,930

Total Assets	6,027,932,572	12,898,029,290	6,285,226,355

LIABILITIES
Payables:
Investment securities purchased	2,963,017	9,169,002	5,088,836
Collateral for securities on loan (Note 1)	226,246,109	839,079,369	491,490,745
Capital shares redeemed	290,943	56,078	—
Distribution to shareholders	24,257,326	38,610,103	12,446,960
Investment advisory fees (Note 2)	970,417	1,988,783	1,192,153

Total Liabilities	254,727,812	888,903,335	510,218,694

NET ASSETS	$5,773,204,760	$12,009,125,955	$5,775,007,661

Net assets consist of:
Paid-in capital	$5,058,811,268	$10,037,508,676	$5,279,920,688
Undistributed net investment income	2,641,815	7,819,049	916,547
Undistributed net realized gain (accumulated net realized loss)	(203,184,516)	287,540,279	(106,926,612)
Net unrealized appreciation	914,936,193	1,676,257,951	601,097,038

NET ASSETS	$5,773,204,760	$12,009,125,955	$5,775,007,661

Shares outstanding[b]	50,650,000	77,200,000	65,150,000

Net asset value per share	$113.98	$155.56	$88.64

[a]	Securities on loan with values of $220,263,047, $818,145,505 and $480,209,009, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

42	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2015

iShares Russell Mid-Cap Value ETF

ASSETS
Investments, at cost:
Unaffiliated	$6,171,232,808
Affiliated (Note 2)	345,669,657

Total cost of investments	$6,516,902,465

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$6,119,095,142
Affiliated (Note 2)	345,669,657

Total fair value of investments	6,464,764,799
Cash	44,294
Cash pledged to broker	910,590
Receivables:
Investment securities sold	1,386,763
Dividends and interest	11,985,152
Capital shares sold	36,586
Futures variation margin	258,653

Total Assets	6,479,386,837

LIABILITIES
Payables:
Investment securities purchased	3,930,864
Collateral for securities on loan (Note 1)	313,868,331
Distribution to shareholders	25,272,844
Investment advisory fees (Note 2)	1,265,912

Total Liabilities	344,337,951

NET ASSETS	$6,135,048,886

Net assets consist of:
Paid-in capital	$6,105,493,933
Undistributed net investment income	5,625,644
Undistributed net realized gain	76,249,058
Net unrealized depreciation	(52,319,749)

NET ASSETS	$6,135,048,886

Shares outstanding[b]	91,400,000

Net asset value per share	$67.12

[a]	Securities on loan with a value of $305,651,866. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	43

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended September 30, 2015

	iShares Core U.S. Growth ETF	iShares Core U.S. Value ETF	iShares Micro-Cap ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$5,070,068	$10,431,509	$5,599,447
Dividends — affiliated (Note 2)	11,476	73,620	—
Interest — affiliated (Note 2)	78	83	86
Securities lending income — affiliated — net (Note 2)	119,382	102,953	2,674,379

Total investment income	5,201,004	10,608,165	8,273,912

EXPENSES
Investment advisory fees (Note 2)	306,366	391,816	2,738,606

Total expenses	306,366	391,816	2,738,606

Net investment income	4,894,638	10,216,349	5,535,306

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(4,781,922)	(21,098,636)	(36,295,567)
Investments — affiliated (Note 2)	(5,396)	5,184	—
In-kind redemptions — unaffiliated	5,249,766	48,596,123	106,020,642
In-kind redemptions — affiliated (Note 2)	6,956	251,252	—
Futures contracts	(87,903)	(93,212)	(184,960)
Foreign currency transactions	—	(3)	(76)

Net realized gain	381,501	27,660,708	69,540,039

Net change in unrealized appreciation/depreciation on:
Investments	(53,362,322)	(113,174,456)	(180,870,947)
Futures contracts	(31,400)	(42,988)	(69,350)

Net change in unrealized appreciation/depreciation	(53,393,722)	(113,217,444)	(180,940,297)

Net realized and unrealized loss	(53,012,221)	(85,556,736)	(111,400,258)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(48,117,583)	$(75,340,387)	$(105,864,952)

[a]	Net of foreign withholding tax of $856, $3,898 and $5,921, respectively.

See notes to financial statements.

44	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended September 30, 2015

	iShares Russell 3000 ETF	iShares Russell Mid-Cap ETF	iShares Russell Mid-Cap Growth ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$60,325,023	$105,197,306	$34,249,670
Dividends — affiliated (Note 2)	314,924	—	—
Interest — affiliated (Note 2)	669	814	423
Securities lending income — affiliated — net (Note 2)	949,692	2,296,657	1,092,442

Total investment income	61,590,308	107,494,777	35,342,535

EXPENSES
Investment advisory fees (Note 2)	6,243,405	12,667,693	7,734,741

Total expenses	6,243,405	12,667,693	7,734,741

Net investment income	55,346,903	94,827,084	27,607,794

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(428,962)	(6,684,539)	(82,370,582)
Investments — affiliated (Note 2)	(14,855)	—	—
In-kind redemptions — unaffiliated	125,937,707	648,016,005	505,639,443
In-kind redemptions — affiliated (Note 2)	488,810	—	—
Futures contracts	(851,225)	(1,947,828)	(1,156,347)
Foreign currency transactions	(8)	—	—

Net realized gain	125,131,467	639,383,638	422,112,514

Net change in unrealized appreciation/depreciation on:
Investments	(630,652,623)	(1,984,755,996)	(1,025,371,358)
Futures contracts	(324,432)	(768,594)	(254,531)

Net change in unrealized appreciation/depreciation	(630,977,055)	(1,985,524,590)	(1,025,625,889)

Net realized and unrealized loss	(505,845,588)	(1,346,140,952)	(603,513,375)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(450,498,685)	$(1,251,313,868)	$(575,905,581)

[a]	Net of foreign withholding tax of $16,933, $48,018 and $25,959, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	45

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended September 30, 2015

iShares Russell Mid-Cap Value ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$76,353,087
Interest — affiliated (Note 2)	554
Securities lending income — affiliated — net (Note 2)	1,287,798

Total investment income	77,641,439

EXPENSES
Investment advisory fees (Note 2)	8,606,031

Total expenses	8,606,031

Net investment income	69,035,408

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(39,107,807)
In-kind redemptions — unaffiliated	510,260,253
Futures contracts	(781,205)

Net realized gain	470,371,241

Net change in unrealized appreciation/depreciation on:
Investments	(1,244,606,673)
Futures contracts	(502,217)

Net change in unrealized appreciation/depreciation	(1,245,108,890)

Net realized and unrealized loss	(774,737,649)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(705,702,241)

[a]	Net of foreign withholding tax of $21,278.

See notes to financial statements.

46	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Core U.S. Growth ETF		iShares Core U.S. Value ETF
	Six months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015	Six months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$4,894,638	$7,677,889	$10,216,349	$16,534,628
Net realized gain	381,501	82,078,570	27,660,708	27,543,184
Net change in unrealized appreciation/depreciation	(53,393,722)	(13,168,254)	(113,217,444)	14,699,354

Net increase (decrease) in net assets resulting from operations	(48,117,583)	76,588,205	(75,340,387)	58,777,166

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(4,684,948)	(7,739,899)	(11,019,853)	(16,514,716)

Total distributions to shareholders	(4,684,948)	(7,739,899)	(11,019,853)	(16,514,716)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	267,801,622	231,558,463	126,369,999	326,782,759
Cost of shares redeemed	(12,588,731)	(185,067,646)	(205,721,442)	(66,972,724)

Net increase (decrease) in net assets from capital share transactions	255,212,891	46,490,817	(79,351,443)	259,810,035

INCREASE (DECREASE) IN NET ASSETS	202,410,360	115,339,123	(165,711,683)	302,072,485

NET ASSETS
Beginning of period	587,963,021	472,623,898	889,784,772	587,712,287

End of period	$790,373,381	$587,963,021	$724,073,089	$889,784,772

Undistributed net investment income included in net assets at end of period	$213,165	$3,475	$518,476	$1,321,980

SHARES ISSUED AND REDEEMED
Shares sold	3,300,000	3,000,000	950,000	2,450,000
Shares redeemed	(150,000)	(2,400,000)	(1,600,000)	(500,000)

Net increase (decrease) in shares outstanding	3,150,000	600,000	(650,000)	1,950,000

See notes to financial statements.

FINANCIAL STATEMENTS	47

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Micro-Cap ETF		iShares Russell 3000 ETF
	Six months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015	Six months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$5,535,306	$10,811,831	$55,346,903	$102,307,753
Net realized gain	69,540,039	93,336,367	125,131,467	152,739,278
Net change in unrealized appreciation/depreciation	(180,940,297)	(75,117,344)	(630,977,055)	418,271,758

Net increase (decrease) in net assets resulting from operations	(105,864,952)	29,030,854	(450,498,685)	673,318,789

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(5,162,825)	(11,654,267)	(56,130,475)	(103,166,754)

Total distributions to shareholders	(5,162,825)	(11,654,267)	(56,130,475)	(103,166,754)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	194,911,766	191,879,791	167,368,037	610,192,044
Cost of shares redeemed	(226,813,775)	(324,948,686)	(288,460,435)	(341,110,948)

Net increase (decrease) in net assets from capital share transactions	(31,902,009)	(133,068,895)	(121,092,398)	269,081,096

INCREASE (DECREASE) IN NET ASSETS	(142,929,786)	(115,692,308)	(627,721,558)	839,233,131

NET ASSETS
Beginning of period	935,138,044	1,050,830,352	6,400,926,318	5,561,693,187

End of period	$792,208,258	$935,138,044	$5,773,204,760	$6,400,926,318

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$364,350	$(8,131)	$2,641,815	$3,425,387

SHARES ISSUED AND REDEEMED
Shares sold	2,350,000	2,600,000	1,350,000	5,000,000
Shares redeemed	(2,800,000)	(4,400,000)	(2,350,000)	(2,850,000)

Net increase (decrease) in shares outstanding	(450,000)	(1,800,000)	(1,000,000)	2,150,000

See notes to financial statements.

48	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell Mid-Cap ETF		iShares Russell Mid-Cap Growth ETF
	Six months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015	Six months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$94,827,084	$150,638,945	$27,607,794	$49,827,561
Net realized gain	639,383,638	416,385,696	422,112,514	398,422,285
Net change in unrealized appreciation/depreciation	(1,985,524,590)	832,970,790	(1,025,625,889)	322,335,828

Net increase (decrease) in net assets resulting from operations	(1,251,313,868)	1,399,995,431	(575,905,581)	770,585,674

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(87,298,922)	(164,085,154)	(26,978,091)	(56,066,623)

Total distributions to shareholders	(87,298,922)	(164,085,154)	(26,978,091)	(56,066,623)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,876,011,335	2,123,881,500	1,065,524,652	1,389,242,674
Cost of shares redeemed	(1,153,474,460)	(644,233,906)	(1,129,940,809)	(523,726,298)

Net increase (decrease) in net assets from capital share transactions	722,536,875	1,479,647,594	(64,416,157)	865,516,376

INCREASE (DECREASE) IN NET ASSETS	(616,075,915)	2,715,557,871	(667,299,829)	1,580,035,427

NET ASSETS
Beginning of period	12,625,201,870	9,909,643,999	6,442,307,490	4,862,272,063

End of period	$12,009,125,955	$12,625,201,870	$5,775,007,661	$6,442,307,490

Undistributed net investment income included in net assets at end of period	$7,819,049	$290,887	$916,547	$286,844

SHARES ISSUED AND REDEEMED
Shares sold	10,950,000	12,900,000	10,950,000	15,000,000
Shares redeemed	(6,700,000)	(4,000,000)	(11,550,000)	(5,900,000)

Net increase (decrease) in shares outstanding	4,250,000	8,900,000	(600,000)	9,100,000

See notes to financial statements.

FINANCIAL STATEMENTS	49

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell Mid-Cap Value ETF
	Six months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$69,035,408	$118,535,542
Net realized gain	470,371,241	553,725,705
Net change in unrealized appreciation/depreciation	(1,245,108,890)	41,874,196

Net increase (decrease) in net assets resulting from operations	(705,702,241)	714,135,443

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(63,367,113)	(127,721,603)

Total distributions to shareholders	(63,367,113)	(127,721,603)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,120,437,927	2,519,800,840
Cost of shares redeemed	(1,498,224,926)	(1,547,249,083)

Net increase (decrease) in net assets from capital share transactions	(377,786,999)	972,551,757

INCREASE (DECREASE) IN NET ASSETS	(1,146,856,353)	1,558,965,597

NET ASSETS
Beginning of period	7,281,905,239	5,722,939,642

End of period	$6,135,048,886	$7,281,905,239

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$5,625,644	$(42,651)

SHARES ISSUED AND REDEEMED
Shares sold	15,000,000	35,000,000
Shares redeemed	(20,400,000)	(21,450,000)

Net increase (decrease) in shares outstanding	(5,400,000)	13,550,000

See notes to financial statements.

50	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Core U.S. Growth ETF
	Six months ended Sep. 30, 2015 (Unaudited)	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011
Net asset value, beginning of period	$81.10	$71.07	$58.43	$53.89	$49.68	$42.31

Income from investment operations:
Net investment income[a]	0.59	1.10	0.89	0.88	0.62	0.55
Net realized and unrealized gain (loss)[b]	(5.19)	9.98	12.62	4.54	4.22	7.39

Total from investment operations	(4.60)	11.08	13.51	5.42	4.84	7.94

Less distributions from:
Net investment income	(0.50)	(1.05)	(0.87)	(0.88)	(0.63)	(0.57)
Return of capital	—	—	—	—	—	(0.00)[c]

Total distributions	(0.50)	(1.05)	(0.87)	(0.88)	(0.63)	(0.57)

Net asset value, end of period	$76.00	$81.10	$71.07	$58.43	$53.89	$49.68

Total return	(5.69)%[d]	15.67%	23.24%	10.19%	9.90%	18.97%

Ratios/Supplemental data:
Net assets, end of period (000s)	$790,373	$587,963	$472,624	$388,537	$344,866	$360,153
Ratio of expenses to average net assets[e]	0.09%	0.12%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[e]	1.44%	1.44%	1.36%	1.63%	1.28%	1.27%
Portfolio turnover rate[f]	16%	13%	15%	18%	20%	24%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Rounds to less than $0.01.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	51

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Core U.S. Value ETF
	Six months ended Sep. 30, 2015 (Unaudited)	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011
Net asset value, beginning of period	$134.82	$126.39	$106.36	$91.88	$90.33	$80.04

Income from investment operations:
Net investment income[a]	1.56	2.91	2.44	2.24	1.90	1.67
Net realized and unrealized gain (loss)[b]	(13.03)	8.21	20.07	14.41	1.58	10.37

Total from investment operations	(11.47)	11.12	22.51	16.65	3.48	12.04

Less distributions from:
Net investment income	(1.66)	(2.69)	(2.48)	(2.17)	(1.93)	(1.75)

Total distributions	(1.66)	(2.69)	(2.48)	(2.17)	(1.93)	(1.75)

Net asset value, end of period	$121.69	$134.82	$126.39	$106.36	$91.88	$90.33

Total return	(8.58)%[c]	8.83%	21.34%	18.43%	4.06%	15.36%

Ratios/Supplemental data:
Net assets, end of period (000s)	$724,073	$889,785	$587,712	$404,186	$307,797	$343,259
Ratio of expenses to average net assets[d]	0.09%	0.11%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	2.35%	2.20%	2.10%	2.37%	2.23%	2.06%
Portfolio turnover rate[e]	15%	13%	13%	16%	21%	25%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

52	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Micro-Cap ETF
	Six months ended Sep. 30, 2015 (Unaudited)	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011
Net asset value, beginning of period	$79.25	$77.27	$58.73	$51.35	$53.25	$43.02

Income from investment operations:
Net investment income[a]	0.48	0.88	0.71	0.81	0.56	0.34
Net realized and unrealized gain (loss)[b]	(9.48)	2.05	18.62	7.58	(1.84)	10.30

Total from investment operations	(9.00)	2.93	19.33	8.39	(1.28)	10.64

Less distributions from:
Net investment income	(0.45)	(0.95)	(0.79)	(1.01)	(0.62)	(0.41)

Total distributions	(0.45)	(0.95)	(0.79)	(1.01)	(0.62)	(0.41)

Net asset value, end of period	$69.80	$79.25	$77.27	$58.73	$51.35	$53.25

Total return	(11.42)%[c]	3.87%	33.03%	16.60%	(2.28)%	24.90%

Ratios/Supplemental data:
Net assets, end of period (000s)	$792,208	$935,138	$1,050,830	$540,280	$485,293	$564,483
Ratio of expenses to average net assets[d]	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets[d]	1.21%	1.19%	1.03%	1.57%	1.17%	0.76%
Portfolio turnover rate[e]	21%	26%	26%	29%	31%	35%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	53

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 3000 ETF
	Six months ended Sep. 30, 2015 (Unaudited)	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011
Net asset value, beginning of period	$123.93	$112.36	$93.44	$83.37	$79.35	$68.90

Income from investment operations:
Net investment income[a]	1.09	2.06	1.83	1.74	1.38	1.21
Net realized and unrealized gain (loss)[b]	(9.93)	11.56	18.91	10.06	4.02	10.48

Total from investment operations	(8.84)	13.62	20.74	11.80	5.40	11.69

Less distributions from:
Net investment income	(1.11)	(2.05)	(1.82)	(1.73)	(1.38)	(1.24)

Total distributions	(1.11)	(2.05)	(1.82)	(1.73)	(1.38)	(1.24)

Net asset value, end of period	$113.98	$123.93	$112.36	$93.44	$83.37	$79.35

Total return	(7.18)%[c]	12.18%	22.35%	14.37%	7.00%	17.24%

Ratios/Supplemental data:
Net assets, end of period (000s)	$5,773,205	$6,400,926	$5,561,693	$4,139,560	$3,439,131	$3,455,606
Ratio of expenses to average net assets[d]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	1.77%	1.74%	1.77%	2.06%	1.82%	1.73%
Portfolio turnover rate[e]	4%	5%	5%	5%	6%	6%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

54	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Mid-Cap ETF
	Six months ended Sep. 30, 2015 (Unaudited)	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011
Net asset value, beginning of period	$173.07	$154.72	$127.35	$110.75	$109.00	$89.36

Income from investment operations:
Net investment income[a]	1.26	2.26	2.02	1.98	1.52	1.49
Net realized and unrealized gain (loss)[b]	(17.63)	18.52	27.44	16.71	1.79	19.74

Total from investment operations	(16.37)	20.78	29.46	18.69	3.31	21.23

Less distributions from:
Net investment income	(1.14)	(2.43)	(2.09)	(2.09)	(1.56)	(1.59)

Total distributions	(1.14)	(2.43)	(2.09)	(2.09)	(1.56)	(1.59)

Net asset value, end of period	$155.56	$173.07	$154.72	$127.35	$110.75	$109.00

Total return	(9.49)%[c]	13.51%	23.28%	17.14%	3.18%	24.08%

Ratios/Supplemental data:
Net assets, end of period (000s)	$12,009,126	$12,625,202	$9,909,644	$7,297,113	$6,783,639	$6,501,924
Ratio of expenses to average net assets[d]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	1.48%	1.39%	1.43%	1.77%	1.48%	1.59%
Portfolio turnover rate[e]	10%	10%	10%	13%	13%	12%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	55

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Mid-Cap Growth ETF
	Six months ended Sep. 30, 2015 (Unaudited)	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011
Net asset value, beginning of period	$97.98	$85.83	$69.89	$62.91	$60.91	$48.68

Income from investment operations:
Net investment income[a]	0.43	0.86	0.69	0.79	0.50	0.46
Net realized and unrealized gain (loss)[b]	(9.35)	12.23	16.00	7.03	2.03	12.27

Total from investment operations	(8.92)	13.09	16.69	7.82	2.53	12.73

Less distributions from:
Net investment income	(0.42)	(0.94)	(0.75)	(0.84)	(0.53)	(0.50)

Total distributions	(0.42)	(0.94)	(0.75)	(0.84)	(0.53)	(0.50)

Net asset value, end of period	$88.64	$97.98	$85.83	$69.89	$62.91	$60.91

Total return	(9.13)%[c]	15.33%	23.96%	12.58%	4.23%	26.33%

Ratios/Supplemental data:
Net assets, end of period (000s)	$5,775,008	$6,442,307	$4,862,272	$3,592,398	$3,431,981	$3,441,160
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	0.88%	0.95%	0.88%	1.26%	0.85%	0.89%
Portfolio turnover rate[e]	22%	20%	23%	25%	29%	29%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

56	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Mid-Cap Value ETF
	Six months ended Sep. 30, 2015 (Unaudited)	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011
Net asset value, beginning of period	$75.23	$68.74	$57.15	$48.14	$48.14	$40.35

Income from investment operations:
Net investment income[a]	0.73	1.28	1.18	1.07	0.89	0.89
Net realized and unrealized gain (loss)[b]	(8.16)	6.57	11.62	8.99	0.04	7.83

Total from investment operations	(7.43)	7.85	12.80	10.06	0.93	8.72

Less distributions from:
Net investment income	(0.68)	(1.36)	(1.21)	(1.05)	(0.93)	(0.93)

Total distributions	(0.68)	(1.36)	(1.21)	(1.05)	(0.93)	(0.93)

Net asset value, end of period	$67.12	$75.23	$68.74	$57.15	$48.14	$48.14

Total return	(9.93)%[c]	11.48%	22.61%	21.24%	2.11%	21.99%

Ratios/Supplemental data:
Net assets, end of period (000s)	$6,135,049	$7,281,905	$5,722,940	$4,685,906	$3,222,765	$3,569,558
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	1.98%	1.77%	1.91%	2.16%	1.97%	2.12%
Portfolio turnover rate[e]	22%	22%	23%	23%	27%	25%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	57

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Core U.S. Growth	Diversified
Core U.S. Value	Diversified
Micro-Cap	Diversified
Russell 3000	Diversified
Russell Mid-Cap	Diversified
Russell Mid-Cap Growth	Diversified
Russell Mid-Cap Value	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

58	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (“NAV”).

•	Futures contracts are valued at that day’s last reported settlement price on the exchange where the contract is traded.

•

Fixed income investments are valued at the last available bid price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

NOTES TO FINANCIAL STATEMENTS	59

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of September 30, 2015. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF	Level 1	Level 2		Level 3	Total
Core U.S. Growth
Investments:
Assets:
Common Stocks	$789,279,550	$6,393		$—	$789,285,943
Warrants	—	0	[a]	—	0 [a]
Money Market Funds	39,598,517	—		—	39,598,517

Total	$828,878,067	$6,393		$—	$828,884,460

Derivative Financial Instruments:[b]
Liabilities:
Futures Contracts	$(18,876)	$—		$—	$(18,876)

Total	$(18,876)	$—		$—	$(18,876)

Core U.S. Value
Investments:
Assets:
Common Stocks	$722,727,698	$8,465		$11	$722,736,174
Warrants	—	0	[a]	—	0 [a]
Money Market Funds	25,676,527	—		—	25,676,527

Total	$748,404,225	$8,465		$11	$748,412,701

Derivative Financial Instruments:[b]
Liabilities:
Futures Contracts	$(19,331)	$—		$—	$(19,331)

Total	$(19,331)	$—		$—	$(19,331)

Micro-Cap
Investments:
Assets:
Common Stocks	$790,129,449	$534,923		$445	$790,664,817
Convertible Bonds	—	80,657		—	80,657
Money Market Funds	178,686,522	—		—	178,686,522

Total	$968,815,971	$615,580		$445	$969,431,996

Derivative Financial Instruments:[b]
Liabilities:
Futures Contracts	$(38,144)	$—		$—	$(38,144)

Total	$(38,144)	$—		$—	$(38,144)

60	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF	Level 1	Level 2		Level 3	Total
Russell 3000
Investments:
Assets:
Common Stocks	$5,762,829,426	$70,261		$57	$5,762,899,744
Warrants	—	0	[a]	—	0 [a]
Money Market Funds	255,959,390	—		—	255,959,390

Total	$6,018,788,816	$70,261		$57	$6,018,859,134

Derivative Financial Instruments:[b]
Liabilities:
Futures Contracts	$(158,309)	$—		$—	$(158,309)

Total	$(158,309)	$—		$—	$(158,309)

Russell Mid-Cap
Investments:
Assets:
Common Stocks	$11,984,991,881	$—		$—	$11,984,991,881
Money Market Funds	889,141,024	—		—	889,141,024

Total	$12,874,132,905	$—		$—	$12,874,132,905

Derivative Financial Instruments:[b]
Liabilities:
Futures Contracts	$(301,180)	$—		$—	$(301,180)

Total	$(301,180)	$—		$—	$(301,180)

Russell Mid-Cap Growth
Investments:
Assets:
Common Stocks	$5,767,519,265	$—		$—	$5,767,519,265
Money Market Funds	508,545,179	—		—	508,545,179

Total	$6,276,064,444	$—		$—	$6,276,064,444

Derivative Financial Instruments:[b]
Liabilities:
Futures Contracts	$(146,967)	$—		$—	$(146,967)

Total	$(146,967)	$—		$—	$(146,967)

NOTES TO FINANCIAL STATEMENTS	61

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF	Level 1	Level 2	Level 3	Total
Russell Mid-Cap Value
Investments:
Assets:
Common Stocks	$6,119,095,142	$—	$—	$6,119,095,142
Money Market Funds	345,669,657	—	—	345,669,657

Total	$6,464,764,799	$—	$—	$6,464,764,799

Derivative Financial Instruments:[b]
Liabilities:
Futures Contracts	$(182,083)	$—	$—	$(182,083)

Total	$(182,083)	$—	$—	$(182,083)

[a]	Rounds to less than $1.
[b]	Shown at the unrealized appreciation (depreciation) on the contracts.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of September 30, 2015 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes,” and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2015, if any, are disclosed in the Funds’ statements of assets and liabilities.

62	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of September 30, 2015, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of September 30, 2015 and the total value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

NOTES TO FINANCIAL STATEMENTS	63

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table is a summary of each Fund’s securities lending agreements which are subject to offset under an MSLA as of September 30, 2015:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Core U.S. Growth
Barclays Capital Inc.	$284,296	$284,296	$—
BNP Paribas Prime Brokerage Inc.	1,948,580	1,948,580	—
Citigroup Global Markets Inc.	4,080,294	4,080,294	—
Credit Suisse Securities (USA) LLC	727,650	727,650	—
Deutsche Bank Securities Inc.	1,868,036	1,868,036	—
Goldman Sachs & Co.	7,369,568	7,369,568	—
HSBC Bank PLC	423,132	423,132	—
Jefferies LLC	166,314	166,314	—
JPMorgan Clearing Corp.	2,990,780	2,990,780	—
Merrill Lynch, Pierce, Fenner & Smith	5,106,506	5,106,506	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	7,890,037	7,890,037	—
National Financial Services LLC	445,826	445,826	—
Nomura Securities International Inc.	107,926	107,926	—
Scotia Capital (USA) Inc.	15,955	15,955	—
SG Americas Securities LLC	26,512	26,512	—
State Street Bank & Trust Company	814,580	814,580	—
Timber Hill LLC	19,881	19,881	—
UBS Securities LLC	1,175,833	1,175,833	—
Wells Fargo Securities LLC	156,202	156,202	—

	$35,617,908	$35,617,908	$—

Core U.S. Value
Barclays Capital Inc.	$216,300	$216,300	$—
BNP Paribas Prime Brokerage Inc.	727,950	727,950	—
Citigroup Global Markets Inc.	1,898,948	1,898,948	—
Credit Suisse Securities (USA) LLC	690,090	690,090	—
Deutsche Bank Securities Inc.	2,069,369	2,069,369	—
Goldman Sachs & Co.	1,510,108	1,510,108	—
HSBC Bank PLC	92,682	92,682	—
Jefferies LLC	124,034	124,034	—
JPMorgan Clearing Corp.	5,358,804	5,358,804	—
Merrill Lynch, Pierce, Fenner & Smith	2,808,604	2,808,604	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	2,457,148	2,457,148	—
National Financial Services LLC	81,598	81,598	—
Nomura Securities International Inc.	210,257	210,257	—
SG Americas Securities LLC	6,900	6,900	—
State Street Bank & Trust Company	448,972	448,972	—
Timber Hill LLC	2,235	2,235	—
UBS Securities LLC	662,593	662,593	—
Wells Fargo Securities LLC	735,974	735,974	—

	$20,102,566	$20,102,566	$—

64	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Micro-Cap
Barclays Capital Inc.	$6,265,444	$6,265,444	$—
BNP Paribas Prime Brokerage Inc.	7,464,967	7,464,967	—
Citigroup Global Markets Inc.	7,590,268	7,590,268	—
Credit Suisse Securities (USA) LLC	11,142,135	11,142,135	—
Deutsche Bank Securities Inc.	16,945,662	16,945,662	—
Goldman Sachs & Co.	23,995,935	23,995,935	—
HSBC Bank PLC	144,846	144,846	—
Jefferies LLC	965,294	965,294	—
JPMorgan Clearing Corp.	30,395,716	30,395,716	—
Merrill Lynch, Pierce, Fenner & Smith	13,521,145	13,521,145	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	32,330,770	32,330,770	—
National Financial Services LLC	3,619,349	3,619,349	—
Nomura Securities International Inc.	182,068	182,068	—
Scotia Capital (USA) Inc.	11,932	11,932	—
SG Americas Securities LLC	74,026	74,026	—
State Street Bank & Trust Company	4,143,624	4,143,624	—
Timber Hill LLC	61,355	61,355	—
UBS Securities LLC	6,837,730	6,837,730	—
Wells Fargo Securities LLC	895,910	895,910	—

	$166,588,176	$166,588,176	$—

Russell 3000
Barclays Capital Inc.	$3,717,639	$3,717,639	$—
BMO Capital Markets	2,172	2,172	—
BNP Paribas Prime Brokerage Inc.	2,406,038	2,406,038	—
Citigroup Global Markets Inc.	13,046,134	13,046,134	—
Credit Suisse Securities (USA) LLC	9,935,337	9,935,337	—
Deutsche Bank Securities Inc.	19,222,538	19,222,538	—
Goldman Sachs & Co.	36,387,831	36,387,831	—
HSBC Bank PLC	2,204,949	2,204,949	—
Jefferies LLC	1,237,034	1,237,034	—
JPMorgan Clearing Corp.	49,710,947	49,710,947	—
Merrill Lynch, Pierce, Fenner & Smith	16,324,058	16,324,058	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	42,489,674	42,489,674	—
National Financial Services LLC	2,286,389	2,286,389	—
Nomura Securities International Inc.	1,692,354	1,692,354	—
Scotia Capital (USA) Inc.	57,632	57,632	—
SG Americas Securities LLC	13,520	13,520	—
State Street Bank & Trust Company	7,395,972	7,395,972	—
Timber Hill LLC	27,566	27,566	—
UBS Securities LLC	8,151,537	8,151,537	—
Wells Fargo Securities LLC	3,953,726	3,953,726	—

	$220,263,047	$220,263,047	$—

NOTES TO FINANCIAL STATEMENTS	65

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Russell Mid-Cap
Barclays Capital Inc.	$6,259,814	$6,259,814	$—
BMO Capital Markets	853,336	853,336	—
BNP Paribas Prime Brokerage Inc.	28,936,983	28,936,983	—
Citigroup Global Markets Inc.	56,721,697	56,721,697	—
Credit Suisse Securities (USA) LLC	48,069,189	48,069,189	—
Deutsche Bank Securities Inc.	64,568,137	64,568,137	—
Goldman Sachs & Co.	148,490,236	148,490,236	—
HSBC Bank PLC	9,262,326	9,262,326	—
Jefferies LLC	4,688,738	4,688,738	—
JPMorgan Clearing Corp.	155,573,944	155,573,944	—
Merrill Lynch, Pierce, Fenner & Smith	86,802,623	86,802,623	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	90,890,953	90,890,953	—
National Financial Services LLC	981,146	981,146	—
Nomura Securities International Inc.	995,691	995,691	—
Scotia Capital (USA) Inc.	292,481	292,481	—
SG Americas Securities LLC	1,427,847	1,427,847	—
State Street Bank & Trust Company	70,985,996	70,985,996	—
UBS Securities LLC	33,017,006	33,017,006	—
Wells Fargo Securities LLC	9,327,362	9,327,362	—

	$818,145,505	$818,145,505	$—

Russell Mid-Cap Growth
Barclays Capital Inc.	$7,076,184	$7,076,184	$—
BNP Paribas Prime Brokerage Inc.	7,945,389	7,945,389	—
Citigroup Global Markets Inc.	40,579,827	40,579,827	—
Credit Suisse Securities (USA) LLC	28,109,690	28,109,690	—
Deutsche Bank Securities Inc.	30,320,564	30,320,564	—
Goldman Sachs & Co.	93,954,355	93,954,355	—
HSBC Bank PLC	6,211,780	6,211,780	—
Jefferies LLC	1,813,361	1,813,361	—
JPMorgan Clearing Corp.	92,136,907	92,136,907	—
Merrill Lynch, Pierce, Fenner & Smith	24,014,423	24,014,423	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	83,754,219	83,754,219	—
National Financial Services LLC	7,706,667	7,706,667	—
Nomura Securities International Inc.	2,293,105	2,293,105	—
Scotia Capital (USA) Inc.	403,903	403,903	—
State Street Bank & Trust Company	43,090,084	43,090,084	—
UBS Securities LLC	10,772,016	10,772,016	—
Wells Fargo Securities LLC	26,535	26,535	—

	$480,209,009	$480,209,009	$—

66	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Russell Mid-Cap Value
Barclays Capital Inc.	$2,165,810	$2,165,810	$—
BNP Paribas Prime Brokerage Inc.	1,390,750	1,390,750	—
Citigroup Global Markets Inc.	25,609,355	25,609,355	—
Credit Suisse Securities (USA) LLC	22,302,006	22,302,006	—
Deutsche Bank Securities Inc.	58,477,636	58,477,636	—
Goldman Sachs & Co.	36,469,142	36,469,142	—
Jefferies LLC	580,320	580,320	—
JPMorgan Clearing Corp.	48,301,308	48,301,308	—
Merrill Lynch, Pierce, Fenner & Smith	12,891,422	12,891,422	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	62,565,477	62,565,477	—
National Financial Services LLC	1,899,987	1,899,987	—
Nomura Securities International Inc.	2,035,218	2,035,218	—
State Street Bank & Trust Company	12,521,110	12,521,110	—
UBS Securities LLC	7,242,718	7,242,718	—
Wells Fargo Securities LLC	11,199,607	11,199,607	—

	$305,651,866	$305,651,866	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented for financial reporting purposes. The total collateral received is disclosed in each Fund’s statement of assets and liabilities.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Core U.S. Growth	0.09%
Core U.S. Value	0.09
Micro-Cap	0.60
Russell 3000	0.20

Effective November 10, 2015, for its investment advisory services to each of the iShares Core U.S. Growth ETF and iShares Core U.S. Value ETF, BFA will be entitled to an annual investment advisory fee of 0.07% based on the average daily net assets of each Fund.

NOTES TO FINANCIAL STATEMENTS	67

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Effective July 1, 2015, for its investment advisory services to the iShares Russell Mid-Cap ETF, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.2000%		First $121 billion
0.1900	[a]	Over $121 billion, up to and including $181 billion
0.1805	[a]	Over $181 billion, up to and including $231 billion
0.1715	[a]	Over $231 billion, up to and including $281 billion
0.1630	[a]	Over $281 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

Prior to July 1, 2015, for its investment advisory services to the iShares Russell Mid-Cap ETF, BFA was entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.2000%		First $121 billion
0.1900	[a]	Over $121 billion, up to and including $211 billion
0.1805	[a]	Over $211 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

Effective July 1, 2015, for its investment advisory services to each of the iShares Russell Mid-Cap Growth and iShares Russell Mid-Cap Value ETFs, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.2500%		First $121 billion
0.2375	[a]	Over $121 billion, up to and including $181 billion
0.2257	[a]	Over $181 billion, up to and including $231 billion
0.2144	[a]	Over $231 billion, up to and including $281 billion
0.2037	[a]	Over $281 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

Prior to July 1, 2015, for its investment advisory services to each of the iShares Russell Mid-Cap Growth and iShares Russell Mid-Cap Value ETFs, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.2500%		First $121 billion
0.2375	[a]	Over $121 billion, up to and including $211 billion
0.2257	[a]	Over $211 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

68	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 71.5% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 75% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

For the six months ended September 30, 2015, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
Core U.S. Growth	$53,408
Core U.S. Value	44,444
Micro-Cap	1,105,060
Russell 3000	421,226
Russell Mid-Cap	1,066,500
Russell Mid-Cap Growth	530,118
Russell Mid-Cap Value	565,862

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trades for the six months ended September 30, 2015, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

NOTES TO FINANCIAL STATEMENTS	69

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the six months ended September 30, 2015, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
Core U.S. Growth
BlackRock Inc.	2,410	1,036	(508)	2,938	$873,967	$11,476	$1,560

Core U.S. Value
BlackRock Inc.	6,325	1,041	(1,357)	6,009	$1,787,497	$27,941	$114,161
PennyMac Financial Services Inc. Class A	726	—	—	726	11,616	—	—
PennyMac Mortgage Investment Trust	2,669	—	—	2,669	41,289	3,256	—
PNC Financial Services Group Inc. (The)	42,866	6,753	(13,217)	36,402	3,247,058	42,423	142,275

					$5,087,460	$73,620	$256,436

Russell 3000
BlackRock Inc.	35,490	1,333	(2,484)	34,339	$10,214,822	$151,370	$252,147
PennyMac Financial Services Inc. Class A	3,152	—	—	3,152	50,432	—	—
PennyMac Mortgage Investment Trust	14,647	—	—	14,647	226,589	17,869	—
PNC Financial Services Group Inc. (The)	148,450	6,752	(13,455)	141,747	12,643,832	145,685	221,808

					$23,135,675	$314,924	$473,955

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended September 30, 2015 were as follows:

iShares ETF	Purchases	Sales
Core U.S. Growth	$107,693,484	$106,775,414
Core U.S. Value	126,414,362	126,233,442
Micro-Cap	191,166,107	189,344,425
Russell 3000	239,615,346	238,241,905
Russell Mid-Cap	1,239,695,645	1,228,229,692
Russell Mid-Cap Growth	1,371,427,080	1,378,915,818
Russell Mid-Cap Value	1,543,259,600	1,534,249,903

70	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

In-kind transactions (see Note 4) for the six months ended September 30, 2015 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Core U.S. Growth	$266,706,321	$12,545,722
Core U.S. Value	125,837,141	205,271,599
Micro-Cap	190,506,152	223,829,316
Russell 3000	166,565,010	286,727,120
Russell Mid-Cap	1,862,823,823	1,143,330,862
Russell Mid-Cap Growth	1,060,464,443	1,120,516,819
Russell Mid-Cap Value	1,110,662,996	1,486,653,193

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

5.	FUTURES CONTRACTS

Each Fund may purchase or sell futures contracts in an effort to help such Fund track its underlying index. A futures contract is a standardized, exchange-traded agreement to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

NOTES TO FINANCIAL STATEMENTS	71

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table shows the value of futures contracts held as of September 30, 2015 and the related locations in the statements of assets and liabilities, presented by risk exposure category:

Liabilities
	iShares Core U.S. Growth ETF	iShares Core U.S. Value ETF	iShares Micro-Cap ETF	iShares Russell 3000 ETF
Equity contracts:
Variation margin/Net assets consist of – net unrealized appreciation (depreciation)[a]	$18,876	$19,331	$38,144	$158,309

	iShares Russell Mid-Cap ETF	iShares Russell Mid-Cap Growth ETF	iShares Russell Mid-Cap Value ETF
Equity contracts:
Variation margin/Net assets consist of – net unrealized appreciation (depreciation)[a]	$301,180	$146,967	$182,083

[a]	Represents cumulative depreciation of futures contracts as reported in the schedules of investments. Only current day’s variation margin is reported separately within the statements of assets and liabilities.

The following table shows the realized and unrealized gains (losses) on futures contracts held during the six months ended September 30, 2015 and the related locations in the statements of operations, presented by risk exposure category:

	Net Realized Gain (Loss)
	iShares Core U.S. Growth ETF	iShares Core U.S. Value ETF	iShares Micro-Cap ETF	iShares Russell 3000 ETF
Equity contracts:
Futures contracts	$(87,903)	$(93,212)	$(184,960)	$(851,225)

	Net Change in Unrealized Appreciation/Depreciation
	iShares Core U.S. Growth ETF	iShares Core U.S. Value ETF	iShares Micro-Cap ETF	iShares Russell 3000 ETF
Equity contracts:
Futures contracts	$(31,400)	$(42,988)	$(69,350)	$(324,432)

72	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

	Net Realized Gain (Loss)
	iShares Russell Mid-Cap ETF	iShares Russell Mid-Cap Growth ETF	iShares Russell Mid-Cap Value ETF
Equity contracts:
Futures contracts	$(1,947,828)	$(1,156,347)	$(781,205)

	Net Change in Unrealized Appreciation/Depreciation
	iShares Russell Mid-Cap ETF	iShares Russell Mid-Cap Growth ETF	iShares Russell Mid-Cap Value ETF
Equity contracts:
Futures contracts	$(768,594)	$(254,531)	$(502,217)

The following table shows the average quarter-end balances of open futures contracts for the six months ended September 30, 2015:

	iShares Core U.S. Growth ETF	iShares Core U.S. Value ETF	iShares Micro-Cap ETF	iShares Russell 3000 ETF
Average value of contracts purchased	$1,076,943	$2,370,753	$2,396,870	$13,100,925

	iShares Russell Mid-Cap ETF	iShares Russell Mid-Cap Growth ETF	iShares Russell Mid-Cap Value ETF
Average value of contracts purchased	$38,682,833	$11,466,690	$25,891,753

6.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its investment in equity and financial derivative instruments. The fair

NOTES TO FINANCIAL STATEMENTS	73

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of March 31, 2015, the Funds’ fiscal year-end, the following Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2017	Expiring 2018	Expiring 2019	Total
Core U.S. Growth	$8,351,736	$14,427,568	$55,612,220	$15,920,828	$94,312,352
Core U.S. Value	—	—	34,902,303	12,829,303	47,731,606
Micro-Cap	7,141,113	—	44,118,736	17,016,462	68,276,311
Russell 3000	243,217	36,634,037	126,187,428	31,991,900	195,056,582
Russell Mid-Cap	—	—	93,391,853	27,732,055	121,123,908
Russell Mid-Cap Growth	—	—	363,363,957	137,522,509	500,886,466
Russell Mid-Cap Value	—	—	285,569,155	4,032,186	289,601,341

[a]	Must be utilized prior to losses subject to expiration.

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Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of September 30, 2015, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core U.S. Growth	$791,634,501	$72,501,540	$(35,251,581)	$37,249,959
Core U.S. Value	820,087,825	37,363,263	(109,038,387)	(71,675,124)
Micro-Cap	1,105,080,094	87,075,038	(222,723,136)	(135,648,098)
Russell 3000	5,236,930,606	1,343,355,135	(561,426,607)	781,928,528
Russell Mid-Cap	11,427,534,924	2,528,409,659	(1,081,811,678)	1,446,597,981
Russell Mid-Cap Growth	5,702,578,691	924,333,355	(350,847,602)	573,485,753
Russell Mid-Cap Value	6,621,103,172	671,778,925	(828,117,298)	(156,338,373)

Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2015, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	75

Board Review and Approval of Investment Advisory

Contract

iSHARES® TRUST

I. iShares Core U.S. Growth ETF and iShares Core U.S. Value ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 1, 2015 and May 6, 2015, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 21, 2015, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 24-25, 2015, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the applicable Lipper Groups. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses (net of waivers and reimbursements) for the Funds were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in their respective Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2014, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that have different investment objectives

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and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 24-25, 2015 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analyses and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception,

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breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Funds did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board noted that should material economies of scale exist in the future, a breakpoint structure for the Funds may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objectives and strategies as the Funds or that track the same index or a similar index as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different, generally more extensive services provided to the Funds, as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

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Based on the considerations described above, the Board determined that each Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of each Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

II. iShares Micro-Cap ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 1, 2015 and May 6, 2015, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 21, 2015, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 24-25, 2015, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the Fund’s Lipper Group. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Lipper Group. The Board further noted that the Fund’s pricing reflects that it invests in smaller, micro-cap companies, as compared to the competitor funds as determined by Lipper, which invest primarily in small-cap companies.

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In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2014, and a comparison of the Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as the Fund, Lipper also provided, and the Board reviewed, a comparison of the Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Fund generally performed in line with its performance benchmark index over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that have a different investment objective and/or benchmark from the Fund. In addition, the Board noted that the Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Fund’s performance in comparison with its benchmark index. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 24-25, 2015 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Fund based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its

80	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

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Contract (Continued)

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affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that should material economies of scale exist in the future, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund or that track the same index or a similar index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different, generally more extensive services provided to the Fund, as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services

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and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

III. iShares Russell 3000 ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 1, 2015 and May 6, 2015, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 21, 2015, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 24-25, 2015, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the Fund’s Lipper Group. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

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The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2014, and a comparison of the Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as the Fund, Lipper also provided, and the Board reviewed, a comparison of the Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Fund generally performed in line with its performance benchmark index over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that have a different investment objective and/or benchmark from the Fund. In addition, the Board noted that the Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Fund’s performance in comparison with its benchmark index. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 24-25, 2015 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Fund based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had

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focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that should material economies of scale exist in the future, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objective and strategy as the Fund or that track the same index or a similar index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different, generally more extensive services provided to the Fund, as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

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Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

IV. iShares Russell Mid-Cap ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 1, 2015 and May 6, 2015, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 21, 2015, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 24-25, 2015, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited

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instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the Fund’s Lipper Group. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2014, and a comparison of the Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as the Fund, Lipper also provided, and the Board reviewed, a comparison of the Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Fund generally performed in line with its performance benchmark index over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that have a different investment objective and/or benchmark from the Fund. In addition, the Board noted that the Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Fund’s performance in comparison with its benchmark index. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 24-25, 2015 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

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Costs of Services Provided to the Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Fund based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate, and that, following negotiations, BFA and the Board had agreed to revise the Advisory Contract for the Fund to provide for additional breakpoints, as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that the revisions to the Advisory Contract to provide additional breakpoints had been subject to further negotiation after receipt of management’s proposal, and that at the request of the Board, management had modified its initial proposal regarding adding additional breakpoints to the Fund. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objective and strategy as the Fund or that track the same index or a similar index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different, generally more extensive services provided to the Fund, as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing

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regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

V. iShares Russell Mid-Cap Growth ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 1, 2015 and May 6, 2015, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 21, 2015, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 24-25, 2015, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the

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Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the Fund’s Lipper Group. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2014, and a comparison of the Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as the Fund, Lipper also provided, and the Board reviewed, a comparison of the Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Fund generally performed in line with its performance benchmark index over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that have a different investment objective and/or benchmark from the Fund. In addition, the Board noted that the Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Fund’s performance in comparison with its benchmark index. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as

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well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 24-25, 2015 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Fund based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate, and that, following negotiations, BFA and the Board had agreed to revise the Advisory Contract for the Fund to provide for additional breakpoints, as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that the revisions to the Advisory Contract to provide additional breakpoints had been subject to further negotiation after receipt of management’s proposal, and that at the request of the Board, management had modified its initial proposal regarding adding additional breakpoints to the Fund. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are

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iSHARES® TRUST

fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund or that track the same index or a similar index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different, generally more extensive services provided to the Fund, as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

VI. iShares Russell Mid-Cap Value ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 1, 2015 and May 6, 2015, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 21, 2015, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	91

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

management certain additional information, which management agreed to provide. At a meeting held on June 24-25, 2015, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the Fund’s Lipper Group. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2014, and a comparison of the Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as the Fund, Lipper also provided, and the Board reviewed, a comparison of the Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Fund generally performed in line with its performance benchmark index over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that have a different investment objective and/or benchmark from the Fund. In addition, the Board noted that the Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Fund’s performance in comparison with its benchmark index. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory

92	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 24-25, 2015 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Fund based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate, and that, following negotiations, BFA and the Board had agreed to revise the Advisory Contract for the Fund to provide for additional breakpoints, as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that the revisions to the Advisory Contract to provide additional breakpoints had been subject to further negotiation after receipt of management’s proposal, and that at the request of the Board, management had modified its initial proposal regarding adding additional breakpoints to the Fund. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	93

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objective and strategy as the Fund or that track the same index or a similar index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different, generally more extensive services provided to the Fund, as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

94	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Core U.S. Growth	$0.499045	$—	$0.004554	$0.503599	99%	—%	1%	100%
Core U.S. Value	1.627347	—	0.031988	1.659335	98	—	2	100
Micro-Cap	0.403696	—	0.044511	0.448207	90	—	10	100
Russell 3000	1.092264	—	0.016565	1.108829	99	—	1	100
Russell Mid-Cap	1.096989	—	0.047498	1.144487	96	—	4	100
Russell Mid-Cap Growth	0.410911	—	0.008932	0.419843	98	—	2	100
Russell Mid-Cap Value	0.627718	—	0.048823	0.676541	93	—	7	100

SUPPLEMENTAL INFORMATION	95

Notes:

96	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	97

Notes:

98	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Frank Russell Company, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

The Funds’ complete schedules of portfolio holdings for this report are also available without charge, upon request, by calling toll-free 1-800-474-2737.

©2015 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-36-0915

SEPTEMBER 30, 2015

2015 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares India 50 ETF | INDY | NASDAQ

Fund Performance Overview

iSHARES® INDIA 50 ETF

Performance as of September 30, 2015

The iShares India 50 ETF (the “Fund”) seeks to track the investment results of an index composed of 50 of the largest Indian equities, as represented by the Nifty 50 IndexTM (formerly CNX Nifty IndexTM) (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2015, the total return for the Fund was -10.56%, net of fees, while the total return for the Index was -10.14%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(6.25)%	(5.44)%	(5.46)%	(6.25)%	(5.44)%	(5.46)%
5 Years	(1.46)%	(1.38)%	(0.90)%	(7.10)%	(6.73)%	(4.40)%
Since Inception	2.32%	2.45%	2.93%	14.38%	15.29%	18.48%

The inception date of the Fund was 11/18/09. The first day of secondary market trading was 11/20/09.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period [a]	Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$894.40	$4.45	$1,000.00	$1,020.30	$4.75	0.94%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 6 for more information.

ALLOCATION BY SECTOR

As of 9/30/15

Sector	Percentage of Total Investments*

Financials	30.70%
Information Technology	17.57
Consumer Discretionary	9.72
Energy	9.14
Consumer Staples	8.64
Health Care	8.25
Industrials	5.74
Materials	4.88
Utilities	3.05
Telecommunication Services	2.31

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/15

Security	Percentage of Total Investments*

Infosys Ltd.	8.23%
Housing Development Finance Corp. Ltd.	6.83
ITC Ltd.	6.55
ICICI Bank Ltd.	5.61
Reliance Industries Ltd.	5.07
HDFC Bank Ltd.	4.86
Tata Consultancy Services Ltd.	4.73
Larsen & Toubro Ltd.	4.32
Sun Pharmaceutical Industries Ltd.	3.37
State Bank of India	2.66

TOTAL	52.23%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEW	5

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on April 1, 2015 and held through September 30, 2015, is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

6	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited)

iSHARES® INDIA 50 ETF

September 30, 2015

Security	Shares	Value
COMMON STOCKS — 100.07%

AUTO COMPONENTS — 0.67%
Bosch Ltd.	18,870	$5,564,361

		5,564,361
AUTOMOBILES — 8.23%
Bajaj Auto Ltd.	280,662	9,870,235
Hero MotoCorp. Ltd.	248,027	9,033,396
Mahindra & Mahindra Ltd.	919,496	17,675,246
Maruti Suzuki India Ltd.	204,159	14,550,269
Tata Motors Ltd.[a]	3,744,584	17,007,115

		68,136,261
BANKS — 23.89%
Axis Bank Ltd.	2,218,921	16,728,393
Axis Bank Ltd. GDR[b]	221,732	8,359,296
Bank of Baroda	1,438,180	4,007,523
HDFC Bank Ltd.	2,473,319	40,208,128
HDFC Bank Ltd. ADR	352,225	21,517,425
ICICI Bank Ltd.	11,305,509	46,489,381
IndusInd Bank Ltd.	708,524	10,156,642
Kotak Mahindra Bank Ltd.	2,114,152	20,840,853
Punjab National Bank	1,000	2,027
State Bank of India	6,109,842	22,038,924
Yes Bank Ltd.	665,363	7,384,826

		197,733,418
CHEMICALS — 1.42%
Asian Paints Ltd.	914,590	11,707,642

		11,707,642
CONSTRUCTION & ENGINEERING — 4.33%
Larsen & Toubro Ltd.	1,605,275	35,800,965

		35,800,965
CONSTRUCTION MATERIALS — 2.27%
ACC Ltd.	227,483	4,659,864
Ambuja Cements Ltd.	1,744,417	5,460,507
Grasim Industries Ltd.	200	10,701
Ultratech Cement Ltd.	213,477	8,680,651

		18,811,723
ELECTRIC UTILITIES — 1.58%
Power Grid Corp. of India Ltd.	4,599,812	9,259,793
Tata Power Co. Ltd.	3,886,344	3,839,350

		13,099,143

Security	Shares	Value
ELECTRICAL EQUIPMENT — 0.69%
Bharat Heavy Electricals Ltd.	1,826,885	$5,711,708

		5,711,708
GAS UTILITIES — 0.53%
GAIL India Ltd.	952,849	4,381,265

		4,381,265
HOUSEHOLD PRODUCTS — 2.10%
Hindustan Unilever Ltd.	1,399,460	17,342,916

		17,342,916
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.94%
NTPC Ltd.	4,148,922	7,809,401

		7,809,401
IT SERVICES — 17.58%
HCL Technologies Ltd.	1,086,450	16,230,236
Infosys Ltd.	3,854,174	68,117,081
Tata Consultancy Services Ltd.	995,696	39,195,544
Tech Mahindra Ltd.	1,203,135	10,199,518
Wipro Ltd.	1,289,293	11,724,143

		145,466,522
MEDIA — 0.82%
Zee Entertainment Enterprises Ltd.	1,142,897	6,822,267

		6,822,267
METALS & MINING — 1.20%
Hindalco Industries Ltd.	2,595,955	2,795,553
Tata Steel Ltd.	1,335,392	4,318,265
Vedanta Ltd.	2,162,572	2,786,065

		9,899,883
OIL, GAS & CONSUMABLE FUELS — 9.15%
Bharat Petroleum Corp. Ltd.	515,861	6,674,925
Cairn India Ltd.	1,088,412	2,538,718
Coal India Ltd.	2,510,150	12,507,797
Oil & Natural Gas Corp. Ltd.	3,427,256	11,955,908
Reliance Industries Ltd.	3,204,196	42,025,678

		75,703,026
PHARMACEUTICALS — 8.25%
Cipla Ltd./India	1,022,686	9,893,976
Dr. Reddy’s Laboratories Ltd.	250,809	15,878,848
Lupin Ltd.	470,820	14,566,094
Sun Pharmaceutical Industries Ltd.	2,115,487	27,942,641

		68,281,559

CONSOLIDATED SCHEDULE OF INVESTMENTS	7

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® INDIA 50 ETF

September 30, 2015

Security	Shares	Value
THRIFTS & MORTGAGE FINANCE — 6.83%
Housing Development Finance Corp. Ltd.	3,065,056	$56,538,850

		56,538,850
TOBACCO — 6.55%
ITC Ltd.	10,844,587	54,235,306

		54,235,306
TRANSPORTATION INFRASTRUCTURE — 0.73%
Adani Ports & Special Economic Zone Ltd.	1,328,478	6,041,751

		6,041,751
WIRELESS TELECOMMUNICATION SERVICES — 2.31%
Bharti Airtel Ltd.	2,732,007	14,039,221
Idea Cellular Ltd.	2,233,760	5,079,430

		19,118,651

TOTAL COMMON STOCKS
(Cost: $740,694,803)		828,206,618

SHORT-TERM INVESTMENTS — 0.12%

MONEY MARKET FUNDS — 0.12%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[c,d]	1,021,330	1,021,330

		1,021,330

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,021,330)		1,021,330

TOTAL INVESTMENTS IN SECURITIES — 100.19%
(Cost: $741,716,133)		829,227,948
Other Assets, Less Liabilities — (0.19)%		(1,572,221)

NET ASSETS — 100.00%		$827,655,727

ADR  —  American Depositary Receipts

GDR  —  Global Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to consolidated financial statements.

8	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Statement of Assets and Liabilities  (Unaudited)

iSHARES® INDIA 50 ETF

September 30, 2015

ASSETS
Investments, at cost:
Unaffiliated	$740,694,803
Affiliated (Note 2)	1,021,330

Total cost of investments	$741,716,133

Investments in securities, at fair value (Note 1):
Unaffiliated	$828,206,618
Affiliated (Note 2)	1,021,330

Total fair value of investments	829,227,948
Foreign currency, at value[a]	137,613
Receivables:
Investment securities sold	13,295,107
Dividends and interest	196,797

Total Assets	842,857,465

LIABILITIES
Payables:
Investment securities purchased	20,393
Capital shares redeemed	14,568,215
Investment advisory fees (Note 2)	613,130

Total Liabilities	15,201,738

NET ASSETS	$827,655,727

Net assets consist of:
Paid-in capital	$846,541,120
Undistributed net investment income	1,332,008
Accumulated net realized loss	(107,727,868)
Net unrealized appreciation	87,510,467

NET ASSETS	$827,655,727

Shares outstanding[b]	29,900,000

Net asset value per share	$27.68

[a]	Cost of foreign currency: $137,613.
[b]	No par value, unlimited number of shares authorized.

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL STATEMENTS	9

Consolidated Statement of Operations (Unaudited)

iSHARES® INDIA 50 ETF

Six months ended September 30, 2015

NET INVESTMENT INCOME
Dividends — unaffiliated	$9,392,870
Interest — unaffiliated	3,453
Interest — affiliated (Note 2)	106

Total investment income	9,396,429

EXPENSES
Investment advisory fees (Note 2)	4,199,982
Mauritius income taxes (Note 1)	230,606

Total expenses	4,430,588

Net investment income	4,965,841

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(25,818,355)
In-kind redemptions — unaffiliated	345,870
Foreign currency transactions	(156,728)

Net realized loss	(25,629,213)

Net change in unrealized appreciation/depreciation on:
Investments	(86,831,332)
Translation of assets and liabilities in foreign currencies	(322)

Net change in unrealized appreciation/depreciation	(86,831,654)

Net realized and unrealized loss	(112,460,867)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(107,495,026)

See notes to consolidated financial statements.

10	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Statements of Changes in Net Assets

iSHARES® INDIA 50 ETF

	Six months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$4,965,841	$4,105,511
Net realized loss	(25,629,213)	(7,565,269)
Net change in unrealized appreciation/depreciation	(86,831,654)	109,281,116

Net increase (decrease) in net assets resulting from operations	(107,495,026)	105,821,358

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(3,483,636)	(3,309,822)

Total distributions to shareholders	(3,483,636)	(3,309,822)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	46,742,671	381,614,627
Cost of shares redeemed	(87,951,836)	(4,375,022)

Net increase (decrease) in net assets from capital share transactions	(41,209,165)	377,239,605

INCREASE (DECREASE) IN NET ASSETS	(152,187,827)	479,751,141

NET ASSETS
Beginning of period	979,843,554	500,092,413

End of period	$827,655,727	$979,843,554

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$1,332,008	$(150,197)

SHARES ISSUED AND REDEEMED
Shares sold	1,500,000	12,250,000
Shares redeemed	(3,150,000)	(150,000)

Net increase (decrease) in shares outstanding	(1,650,000)	12,100,000

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL STATEMENTS	11

Consolidated Financial Highlights

iSHARES® INDIA 50 ETF

(For a share outstanding throughout each period)

	Six months ended Sep. 30, 2015 (Unaudited)	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011
Net asset value, beginning of period	$31.06	$25.71	$23.93	$23.65	$29.77	$26.57

Income from investment operations:
Net investment income[a]	0.16	0.18	0.18	0.12	0.12	0.04
Net realized and unrealized gain (loss)[b]	(3.43)	5.33	1.78	0.26	(6.11)	3.28

Total from investment operations	(3.27)	5.51	1.96	0.38	(5.99)	3.32

Less distributions from:
Net investment income	(0.11)	(0.16)	(0.18)	(0.10)	(0.10)	(0.04)
Return of capital	—	—	—	—	(0.03)	(0.08)

Total distributions	(0.11)	(0.16)	(0.18)	(0.10)	(0.13)	(0.12)

Net asset value, end of period	$27.68	$31.06	$25.71	$23.93	$23.65	$29.77

Total return	(10.56)%[c]	21.46%	8.31%	1.65%	(20.15)%	12.56%

Ratios/Supplemental data:
Net assets, end of period (000s)	$827,656	$979,844	$500,092	$440,287	$349,985	$205,432
Ratio of expenses to average net assets[d]	0.94%	0.93%	0.94%	0.93%	0.92%	0.91%
Ratio of net investment income to average net assets[d]	1.05%	0.58%	0.78%	0.50%	0.47%	0.13%
Portfolio turnover rate[e]	8%	5%	21%	35%	28%	13%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended September 30, 2015, the years ended March 31, 2015, March 31, 2014, March 31, 2013, March 31, 2012 and March 31, 2011 were 4%, 4%, 9%, 7%, 6% and 7%, respectively. See Note 4.

See notes to consolidated financial statements.

12	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements  (Unaudited)

iSHARES® INDIA 50 ETF

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These consolidated financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification
India 50	Non-diversified

The investment objective of the Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve the Fund’s investment objective.

The Fund carries out its investment strategies by investing substantially all of its assets in a wholly-owned subsidiary in the Republic of Mauritius (the “Subsidiary”), which in turn, invests in securities that comprise the underlying index. The investment adviser of the Fund also serves as the investment adviser to the Subsidiary. Through this investment structure, the Fund expects to obtain certain benefits under a current tax treaty between Mauritius and India. The accompanying consolidated financial statements for the Fund include the accounts of the Subsidiary. Intercompany accounts and transactions, if any, have been eliminated.

Pursuant to the Trust’s organizational documents, the Fund’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

The Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Fund. The investments of the Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	13

Notes to Consolidated Financial Statements  (Unaudited) (Continued)

iSHARES® INDIA 50 ETF

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

As of September 30, 2015, the value of each of the Fund’s investments was classified as Level 1. The breakdown of the Fund’s investments into major categories is disclosed in its consolidated schedule of investments.

14	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements  (Unaudited) (Continued)

iSHARES® INDIA 50 ETF

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of September 30, 2015 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Fund may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Fund as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its consolidated statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes,” and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2015, if any, are disclosed in the Fund’s consolidated statement of assets and liabilities.

The Fund conducts its investment activities in India through the Subsidiary and expects to obtain benefits under the Double Tax Avoidance Agreement (“DTAA”) between India and Mauritius. In order to be eligible to claim benefits under the DTAA, the Subsidiary must, on an annual basis, satisfy certain tests and conditions, including the establishment and maintenance of valid tax residence in Mauritius and related requirements. The Fund has obtained a current tax residence certificate issued by the Mauritian Revenue Authorities.

Based upon current interpretation and practice of the current tax laws in India and Mauritius and the DTAA, the Subsidiary is subject to tax in Mauritius on its net income at the rate of 15%. However, a system of tax credits effectively reduces the Mauritius income tax rate to a maximum of 3%. These income taxes, if any, are paid by the Fund and are disclosed in the consolidated statement of operations. Any dividends paid by the Subsidiary to the Fund are not subject to tax in Mauritius. Further, the Subsidiary is also exempt from tax in Mauritius on any gains from the sale of securities.

However, there can be no assurance that any future changes to the India-Mauritius treaty will not adversely affect the tax position of the Fund’s investments in India. If the DTAA is interpreted, amended, terminated, renegotiated, or possibly overridden by the General Anti-Avoidance Rules provisions (which are due to take effect April 1, 2017, the details of which are pending further authoritative guidance), in a manner that would adversely affect the tax position in India of the Fund, such an interpretation,

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	15

Notes to Consolidated Financial Statements  (Unaudited) (Continued)

iSHARES® INDIA 50 ETF

amendment, or override renegotiation may cause the Fund to incur capital gains tax in India. Tax laws in India also include provisions that impose Indian tax on the transfer of shares of an Indian company. However, until more definitive authoritative guidance on the final applicability of this provision to the Fund is available, the impact to the Fund, if any, cannot be determined at this time.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

The Subsidiary has entered into a separate contract with BFA under which BFA provides investment advisory services to the Subsidiary but does not receive separate compensation from the Subsidiary for providing it with such services. The Subsidiary has also entered into separate arrangements that provide for the provision of other services to the Subsidiary (including administrative, custody, transfer agency and other services), and BFA pays the costs and expenses related to the provision of those services.

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.89% based on the average daily net assets of the Fund.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

Cross trades for the six months ended September 30, 2015, if any, were executed by the Fund pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest - affiliated” in the consolidated statement of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Fund for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BlackRock Institutional Trust Company, N.A. and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended September 30, 2015, were $79,241,701 and $116,968,115, respectively.

16	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements  (Unaudited) (Continued)

iSHARES® INDIA 50 ETF

In-kind purchases and sales (see Note 4) for the six months ended September 30, 2015, were $ - and $1,233,551, respectively.

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the consolidated statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the consolidated statements of changes in net assets.

5.	PRINCIPAL RISKS

In the normal course of business, the Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks the Fund is exposed to include market risk and credit risk. The Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve the Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss the Fund may suffer through holding market positions in the face of market movements. The Fund is exposed to market risk by virtue of its investment in equity instruments. The fair value of securities held by the Fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of the Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s consolidated schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its consolidated schedule of investments.

The Fund invests a substantial amount of its assets in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	17

Notes to Consolidated Financial Statements  (Unaudited) (Continued)

iSHARES® INDIA 50 ETF

markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

The Fund invests all or substantially all of its assets in issuers located in a single country. When a fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in that country may have a significant impact on its investment performance.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its consolidated statement of assets and liabilities.

6.	INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of March 31, 2015, the Fund’s fiscal year-end, the Fund had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

Non- Expiring [a]	Expiring 2019	Total
$43,867,638	$49,689	$43,917,327

[a]	Must be utilized prior to losses subject to expiration.

The Fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

18	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements  (Unaudited) (Continued)

iSHARES® INDIA 50 ETF

As of September 30, 2015, the cost of investments for federal income tax purposes was $769,968,819. Net unrealized appreciation was $59,259,129, of which $136,630,479 represented gross unrealized appreciation on securities and $77,371,350 represented gross unrealized depreciation on securities.

Management has analyzed tax laws and regulations and their application to the Fund as of September 30, 2015, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Fund’s consolidated financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the consolidated financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the consolidated financial statements.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	19

Board Review and Approval of Investment Advisory

Contract

iSHARES® INDIA 50 ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 1, 2015 and May 6, 2015, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 21, 2015, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 24-25, 2015, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the Fund’s Lipper Group. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Lipper Group. The Board further noted that the Lipper Group contained only five funds.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2014, and a comparison of the Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as the Fund, Lipper also provided, and the Board reviewed, a comparison of the Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Fund generally performed in line with its performance benchmark index over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that have a different investment objective and/or benchmark from the Fund. In addition, the Board noted that the Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Fund’s performance in comparison with its benchmark index. Such periodic

20	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® INDIA 50 ETF

comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 24-25, 2015 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Fund based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c)

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	21

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® INDIA 50 ETF

Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that should material economies of scale exist in the future, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates —The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objective and strategy as the Fund or that track the same index or a similar index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different, generally more extensive services provided to the Fund, as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

22	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® INDIA 50 ETF

Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	23

Supplemental Information  (Unaudited)

iSHARES® INDIA 50 ETF

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon the Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
$0.096992	$—	$0.012042	$0.109034	89%	—%	11%	100%

24	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	25

Notes:

26	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by India Index Services & Products Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Fund’s website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on a daily basis on the Fund’s website.

©2015 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-37-0915

SEPTEMBER 30, 2015

2015 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares iBonds Sep 2016 AMT-Free Muni Bond ETF | IBME | NYSE Arca
➢	iShares iBonds Sep 2017 AMT-Free Muni Bond ETF | IBMF | NYSE Arca
➢	iShares iBonds Sep 2018 AMT-Free Muni Bond ETF | IBMG | NYSE Arca
➢	iShares iBonds Sep 2019 AMT-Free Muni Bond ETF | IBMH | NYSE Arca
➢	iShares iBonds Sep 2020 AMT-Free Muni Bond ETF | IBMI | NYSE Arca

Fund Performance Overview

iSHARES® iBONDS® SEP 2016 AMT-FREE MUNI BOND ETF

Performance as of September 30, 2015

The iShares iBonds Sep 2016 AMT-Free Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds maturing after May 31 and before September 2, 2016, as represented by the S&P AMT-Free Municipal Series 2016 IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2015, the total return for the Fund was 0.14%, net of fees, while the total return for the Index was 0.25%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	0.31%	(0.03)%	0.51%	0.31%	(0.03)%	0.51%
5 Years	1.73%	1.56%	1.91%	8.93%	8.05%	9.92%
Since Inception	2.59%	2.54%	2.91%	15.77%	15.48%	17.85%
The inception date of the Fund was 1/7/10. The first day of secondary market trading was 1/8/10.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period [a]	Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,001.40	$0.90	$1,000.00	$1,024.10	$0.91	0.18%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 10 for more information.

ALLOCATION BY CREDIT QUALITY

As of 9/30/15

S&P Credit Rating[1]	Percentage of Total Investments[2]

AAA	31.55%
AA+	20.97
AA	22.65
AA-	15.75
A+	2.45
A	1.77
A-	1.61
Not Rated	3.25

TOTAL	100.00%

TEN LARGEST STATES

As of 9/30/15

State	Percentage of Total Investments[2]

California	12.95%
New York	9.70
Texas	8.77
Florida	6.48
Massachusetts	6.42
Washington	4.69
Arizona	4.35
Illinois	4.35
Maryland	3.76
Pennsylvania	3.47

TOTAL	64.94%

[1]	Credit quality ratings shown reflect the ratings assigned by Standard & Poor’s Ratings Service (“S&P”), a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[2]	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® iBONDS® SEP 2017 AMT-FREE MUNI BOND ETF

Performance as of September 30, 2015

The iShares iBonds Sep 2017 AMT-Free Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds maturing after May 31 and before September 2, 2017, as represented by the S&P AMT-Free Municipal Series 2017 IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2015, the total return for the Fund was 0.38%, net of fees, while the total return for the Index was 0.49%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	0.57%	0.56%	0.78%	0.57%	0.56%	0.78%
5 Years	2.22%	2.08%	2.43%	11.63%	10.82%	12.76%
Since Inception	3.21%	3.22%	3.51%	19.82%	19.92%	21.84%

The inception date of the Fund was 1/7/10. The first day of secondary market trading was 1/8/10.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period [a]	Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,003.80	$0.90	$1,000.00	$1,024.10	$0.91	0.18%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 10 for more information.

ALLOCATION BY CREDIT QUALITY

As of 9/30/15

S&P Credit Rating[1]	Percentage of Total Investments[2]

AAA	28.63%
AA+	22.00
AA	23.27
AA-	15.17
A+	2.46
A	1.95
A-	1.64
BBB+	0.16
Not Rated	4.72

TOTAL	100.00%

TEN LARGEST STATES

As of 9/30/15

State	Percentage of Total Investments[2]

California	11.50%
New York	9.58
Texas	7.10
Washington	5.70
Florida	5.53
Massachusetts	5.09
Pennsylvania	4.65
Arizona	4.45
Maryland	4.36
Georgia	3.73

TOTAL	61.69%

[1]	Credit quality ratings shown reflect the ratings assigned by Standard & Poor’s Ratings Service (“S&P”), a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[2]	Excludes money market funds.

6	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® iBONDS® SEP 2018 AMT-FREE MUNI BOND ETF

Performance as of September 30, 2015

The iShares iBonds Sep 2018 AMT-Free Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds maturing after May 31 and before September 2, 2018, as represented by the S&P AMT-Free Municipal Series 2018 IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2015, the total return for the Fund was 0.81%, net of fees, while the total return for the Index was 0.88%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	1.05%	1.24%	1.17%	1.05%	1.24%	1.17%
Since Inception	1.78%	1.87%	1.15%	4.57%	4.81%	2.94%

The inception date of the Fund was 3/19/13. The first day of secondary market trading was 3/21/13.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period [a]	Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,008.10	$0.90	$1,000.00	$1,024.10	$0.91	0.18%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 10 for more information.

ALLOCATION BY CREDIT QUALITY

As of 9/30/15

S&P Credit Rating[1]	Percentage of Total Investments[2]

AAA	31.27%
AA+	21.48
AA	21.60
AA-	14.23
A+	3.40
A	1.38
A-	2.50
BBB+	0.49
Not Rated	3.65

TOTAL	100.00%

TEN LARGEST STATES

As of 9/30/15

State	Percentage of Total Investments[2]

California	14.01%
New York	9.75
Washington	6.72
Texas	6.66
Florida	4.83
Maryland	4.73
Massachusetts	4.51
Virginia	4.28
Arizona	3.88
Pennsylvania	3.86

TOTAL	63.23%

[1]	Credit quality ratings shown reflect the ratings assigned by Standard & Poor’s Ratings Service (“S&P”), a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[2]	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® iBONDS® SEP 2019 AMT-FREE MUNI BOND ETF

Performance as of September 30, 2015

The iShares iBonds Sep 2019 AMT-Free Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds maturing after May 31 and before September 2, 2019, as represented by the S&P AMT-Free Municipal Series 2019 IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2015, the total return for the Fund was 1.01%, net of fees, while the total return for the Index was 1.03%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	1.61%	1.56%	1.60%	1.61%	1.56%	1.60%
Since Inception	2.23%	2.30%	2.01%	3.72%	3.84%	3.35%

The inception date of the Fund was 2/4/14. The first day of secondary market trading was 2/6/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period [a]	Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,010.10	$0.90	$1,000.00	$1,024.10	$0.91	0.18%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 10 for more information.

ALLOCATION BY CREDIT QUALITY

As of 9/30/15

S&P Credit Rating[1]	Percentage of Total Investments[2]

AAA	32.13%
AA+	23.49
AA	20.05
AA-	12.21
A+	3.32
A	1.78
A-	2.36
BBB+	0.82
Not Rated	3.84

TOTAL	100.00%

TEN LARGEST STATES

As of 9/30/15

State	Percentage of Total Investments[2]

California	14.85%
New York	9.45
Texas	8.30
Florida	7.28
Washington	5.61
Maryland	5.46
Massachusetts	5.16
Pennsylvania	4.01
Arizona	3.39
New Jersey	3.08

TOTAL	66.59%

[1]	Credit quality ratings shown reflect the ratings assigned by Standard & Poor’s Ratings Service (“S&P”), a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[2]	Excludes money market funds.

8	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® iBONDS® SEP 2020 AMT-FREE MUNI BOND ETF

Performance as of September 30, 2015

The iShares iBonds Sep 2020 AMT-Free Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds maturing after May 31 and before September 2, 2020, as represented by the S&P AMT-Free Municipal Series 2020 IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2015, the total return for the Fund was 1.22%, net of fees, while the total return for the Index was 1.06%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	2.58%	2.54%	2.26%	2.58%	2.54%	2.26%
Since Inception	2.74%	2.91%	2.31%	3.12%	3.32%	2.63%

The inception date of the Fund was 8/12/14. The first day of secondary market trading was 8/14/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period [a]	Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,012.20	$0.91	$1,000.00	$1,024.10	$0.91	0.18%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 10 for more information.

ALLOCATION BY CREDIT QUALITY

As of 9/30/15

S&P Credit Rating[1]	Percentage of Total Investments[2]

AAA	29.83%
AA+	21.20
AA	21.63
AA-	12.69
A+	3.23
A	2.59
A-	3.45
BBB+	0.33
Not Rated	5.05

TOTAL	100.00%

TEN LARGEST STATES

As of 9/30/15

State	Percentage of Total Investments[2]

California	13.01%
New York	10.24
Texas	8.18
Florida	7.64
Washington	7.26
Massachusetts	5.71
Maryland	4.57
Arizona	3.40
New Jersey	3.21
Ohio	3.00

TOTAL	66.22%

[1]	Credit quality ratings shown reflect the ratings assigned by Standard & Poor’s Ratings Service (“S&P”), a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[2]	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	9

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on April 1, 2015 and held through September 30, 2015, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

10	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® iBONDS® SEP 2016 AMT-FREE MUNI BOND ETF

September 30, 2015

Security		Principal (000s)	Value
MUNICIPAL BONDS & NOTES — 98.85%

ALABAMA — 0.82%
Alabama Drinking Water Finance Authority RB
Series A
4.00%, 08/15/16		$100	$103,301
City of Huntsville AL GO
Series A
4.00%, 09/01/16		150	155,115
State of Alabama GO
Series A
5.00%, 08/01/16		500	519,900
Series C
5.00%, 06/01/16		360	371,574

			1,149,890
ALASKA — 0.83%
Alaska Municipal Bond Bank Authority RB
Series 3
5.00%, 09/01/16	(MO)	100	104,251
Borough of North Slope AK GO
Series A
5.00%, 06/30/16	(NPFGC)	100	103,580
Series B
4.00%, 06/30/16		175	179,954
Municipality of Anchorage AK GO
Series A
5.00%, 08/01/16		100	103,963
Series D
5.00%, 08/01/16	(AMBAC)	100	103,963
State of Alaska GO
Series A
4.00%, 08/01/16		235	242,391
5.00%, 08/01/16		225	233,955
Series B
5.00%, 08/01/16		100	103,980

			1,176,037
ARIZONA — 4.30%
Arizona Department of Transportation State Highway Fund Revenue RB
5.00%, 07/01/21	(PR 07/01/16)	100	103,585

Security		Principal (000s)	Value
Arizona State University Energy Management LLC RB
5.00%, 07/01/16		$200	$206,736
Arizona State University RB
Series A
4.00%, 07/01/16	(AMBAC)	100	102,780
Arizona Transportation Board RB
4.00%, 07/01/16		95	97,685
5.00%, 07/01/16		415	430,006
Series A
4.00%, 07/01/16		285	293,054
City of Chandler AZ GOL
5.00%, 07/01/16		100	103,593
City of Mesa AZ GO
3.88%, 07/01/16	(NPFGC-FGIC)	100	102,717
City of Mesa AZ RB
5.25%, 07/01/16	(ETM) (NPFGC-FGIC)	170	176,389
5.25%, 07/01/16	(NPFGC-FGIC)	110	114,125
City of Phoenix AZ GO
Series A
5.00%, 07/01/16		350	362,656
6.25%, 07/01/16		100	104,533
City of Phoenix AZ GOL
Series C
4.00%, 07/01/16		200	205,728
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/16		670	694,155
5.50%, 07/01/16		200	207,984
Series A
4.00%, 07/01/16		100	102,826
Series B
5.00%, 07/01/16	(NPFGC)	170	176,081
Series C
4.00%, 07/01/16		250	256,910
City of Scottsdale AZ GO
5.00%, 07/01/16		75	77,695
City of Scottsdale AZ GOL
5.00%, 07/01/16		195	202,006
City of Tempe AZ GO
Series A
3.00%, 07/01/16		125	127,641

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2016 AMT-FREE MUNI BOND ETF

September 30, 2015

Security		Principal (000s)	Value
Series C
4.00%, 07/01/16		$160	$164,582
County of Pima AZ GO
4.50%, 07/01/16	(NPFGC-FGIC)	125	129,003
County of Pima AZ Sewer System Revenue RB
4.00%, 07/01/16	(AGM)	125	128,551
Maricopa County Community College District GO
Series C
4.00%, 07/01/16		100	102,864
Series D
2.00%, 07/01/16		150	152,042
Maricopa County High School District No. 210-Phoenix GO
5.13%, 07/01/16	(NPFGC)	90	93,318
Maricopa County Unified School District No. 4 Mesa GO
Series B
4.00%, 07/01/16	(NPFGC-FGIC)	100	102,841
Maricopa County Unified School District No. 41 Gilbert GO
3.25%, 07/01/16		100	102,193
Maricopa County Unified School District No. 48 Scottsdale GO
Series B
4.75%, 07/01/25	(Call 07/01/16) (AGM)	125	129,228
Maricopa County Unified School District No. 80 Chandler GO
4.00%, 07/01/16		75	77,131
Regional Public Transportation Authority RB
Series A
5.00%, 07/01/16		120	124,339
Scottsdale Municipal Property Corp. RB
5.00%, 07/01/21	(PR 07/01/16)	395	409,101
Town of Gilbert AZ GO
5.00%, 07/01/16		100	103,577

			6,067,655

Security		Principal (000s)	Value
CALIFORNIA — 12.80%
Alameda Unified School District-Alameda County/CA GO
Series A
0.00%, 08/01/16	(AGM)	$185	$184,573
Berkeley Unified School District/CA GO
3.00%, 08/01/16		300	307,005
California State Public Works Board RB
Series B
5.00%, 06/01/16	(NPFGC-FGIC)	160	165,178
Series C
4.00%, 06/01/16		200	205,038
Series D
4.00%, 09/01/16		710	734,140
Chabot-Las Positas Community College District GO
Series C
0.00%, 08/01/16	(AMBAC)	300	298,974
City & County of San Francisco CA COP
Series B
5.00%, 09/01/16		200	208,762
City & County of San Francisco CA GO
Series E
5.00%, 06/15/16		100	103,439
City of Los Angeles CA GO
Series B
5.00%, 09/01/16		450	469,858
City of Los Angeles CA Wastewater System Revenue RB
Series A
4.00%, 06/01/16		150	153,843
5.00%, 06/01/16		465	480,024
City of Pasadena CA Electric Revenue RB
3.00%, 06/01/16		170	173,227
Coast Community College District GO
Series B
4.75%, 08/01/16	(AGM)	100	103,796

12	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2016 AMT-FREE MUNI BOND ETF

September 30, 2015

Security		Principal (000s)	Value
Contra Costa Community College District GO
Series A
2.00%, 08/01/16		$500	$507,500
Desert Sands Unified School District GO
5.00%, 08/01/16		100	104,004
East Bay Municipal Utility District Wastewater System Revenue RB
Series A
4.00%, 06/01/16		100	102,594
East Bay Municipal Utility District Water System Revenue RB
Series A
5.00%, 06/01/16		300	309,807
Series B
5.00%, 06/01/16		100	103,269
5.00%, 06/01/16	(NPFGC-FGIC)	60	61,961
Eastern Municipal Water District COP
Series A
5.00%, 07/01/16	(NPFGC)	100	103,570
Long Beach Unified School District GO
Series A
5.00%, 08/01/16		125	129,930
Los Angeles Community College District/CA GO
Series E
5.00%, 08/01/16	(AGM)	200	208,008
Series E-1
3.25%, 08/01/16		200	205,086
Los Angeles Convention & Exhibit Center Authority RB
Series A
5.00%, 08/15/16		220	228,866
Los Angeles County Metropolitan Transportation Authority RB
2.50%, 07/01/16		105	106,864
5.00%, 07/01/16		275	285,051
Series A
5.00%, 07/01/16		290	300,599
Series B
5.00%, 06/01/16		250	258,158
5.00%, 07/01/16		275	285,051

Security		Principal (000s)	Value
Series D
5.00%, 07/01/16		$150	$155,483
Los Angeles Department of Water & Power RB
Series A
4.00%, 07/01/16		175	180,026
5.00%, 07/01/16		350	362,684
Los Angeles Department of Water RB
Series A
5.00%, 07/01/16		140	145,106
Los Angeles Unified School District/CA GO
5.75%, 07/01/16	(NPFGC)	235	244,842
Series A-1
4.00%, 07/01/16		100	102,872
Series B
5.00%, 07/01/16	(AGM)	435	450,764
Series E
5.00%, 07/01/16	(AGM)	300	310,872
Series F
5.00%, 07/01/16	(FGIC)	100	103,624
Series G
5.00%, 07/01/16	(AMBAC)	170	176,161
Series H
5.00%, 07/01/16	(AGM)	110	113,986
Series I
5.00%, 07/01/16		75	77,718
Series KY
5.00%, 07/01/16		370	383,409
M-S-R Public Power Agency RB
Series L
5.00%, 07/01/16	(AGM)	130	134,489
Metropolitan Water District of Southern California RB
3.00%, 07/01/16		200	204,240
Series B
4.00%, 07/01/16		110	113,159
5.00%, 07/01/16		350	362,684
Northern California Power Agency RB
5.00%, 07/01/16	(AGM)	210	217,692
Series A
5.00%, 06/01/16		100	103,260
5.00%, 07/01/16		100	103,655

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2016 AMT-FREE MUNI BOND ETF

September 30, 2015

Security		Principal (000s)	Value
Orange County Public Financing Authority RB
5.00%, 06/01/16	(NPFGC)	$100	$103,164
5.00%, 07/01/16	(NPFGC)	250	258,865
Orange County Transportation Authority RB
4.00%, 08/15/16		100	103,370
Sacramento County Water Financing Authority RB
Series A
5.00%, 06/01/16	(NPFGC-FGIC)	150	154,788
Sacramento Municipal Utility District RB
4.00%, 07/01/16	(NPFGC)	100	102,849
Series U
5.00%, 08/15/16	(AGM)	195	203,153
San Diego Community College District GO
4.00%, 08/01/16		325	335,540
San Diego Public Facilities Financing Authority Water Revenue RB
Series A
5.00%, 08/01/16		355	369,128
San Diego Unified School District/CA GO
Series A
0.00%, 07/01/16	(NPFGC-FGIC)	100	99,805
San Francisco Bay Area Rapid Transit District GO
Series B
4.00%, 08/01/16		100	103,171
San Francisco Unified School District GO
Series E
5.00%, 06/15/16		250	258,543
San Juan Unified School District GO
2.00%, 08/01/16		150	152,211
San Ramon Valley Unified School District/CA GO
4.50%, 08/01/16	(NPFGC)	100	103,642
Series A
0.00%, 07/01/16	(NPFGC-FGIC)	175	174,681

Security		Principal (000s)	Value
Southern California Public Power Authority RB
5.00%, 07/01/16		$100	$103,624
Series 2010-1
5.00%, 07/01/16		115	119,168
Series A
4.00%, 07/01/16		350	360,052
5.00%, 07/01/16		225	233,154
State of California GO
4.13%, 06/01/16	(SGI)	125	128,291
5.00%, 06/01/16	(SGI)	200	206,422
5.00%, 08/01/16		790	821,442
5.00%, 09/01/16		1,555	1,622,736
Series A
4.00%, 07/01/16		645	663,324
5.00%, 07/01/16		325	336,677

			18,052,701
COLORADO — 1.05%
City & County of Denver CO GO
5.00%, 08/01/16		130	135,174
Series A
5.00%, 08/01/16		410	426,318
Regional Transportation District COP
Series A
5.00%, 06/01/16		150	154,750
State of Colorado Department of Transportation RB
Series B
4.25%, 06/15/16	(NPFGC)	120	123,412
5.50%, 06/15/16	(NPFGC)	325	337,113
University of Colorado RB
Series A-1
1.50%, 06/01/16		200	201,736
Series B-1
5.00%, 06/01/16		100	103,236

			1,481,739
CONNECTICUT — 1.23%
City of Norwalk CT GO Series B
5.00%, 07/01/16		100	103,601

14	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2016 AMT-FREE MUNI BOND ETF

September 30, 2015

Security		Principal (000s)	Value
Connecticut State Health & Educational Facility Authority RB
Series A
1.35%, 07/01/42		$350	$353,129
State of Connecticut GO
Series E
4.00%, 08/15/16		75	77,445
Series C
5.00%, 06/01/16		250	258,023
State of Connecticut RB
Series A
4.20%, 07/01/16		100	102,984
5.00%, 06/01/16		350	361,203
State of Connecticut Special Tax Revenue ST
5.25%, 07/01/16	(AMBAC)	360	373,694
Town of Stratford CT GO
4.00%, 08/01/16		100	102,983

			1,733,062
DELAWARE — 0.89%
County of New Castle DE GO
Series A
4.00%, 07/15/16	(ETM)	40	41,184
4.00%, 07/15/16		60	61,817
5.00%, 07/15/16		200	207,638
Delaware Transportation Authority RB
5.00%, 07/01/16		400	414,560
Series A
5.00%, 07/01/16		150	155,460
State of Delaware GO
5.00%, 07/01/16		100	103,640
Series B
3.00%, 07/01/16		100	102,136
5.00%, 07/01/16		155	160,642

			1,247,077
DISTRICT OF COLUMBIA — 0.59%
District of Columbia GO
Series B
5.25%, 06/01/16	(AGM)	220	227,410
6.00%, 06/01/16	(NPFGC)	135	140,206
Series C
5.00%, 06/01/16	(AGM)	250	258,037
Series F
5.00%, 06/01/16	(BHAC)	50	51,607

Security		Principal (000s)	Value
Washington Metropolitan Area Transit Authority RB
Series A
5.00%, 07/01/16		$150	$155,343

			832,603
FLORIDA — 6.41%
County of Hillsborough FL RB
5.00%, 08/01/16		500	519,685
County of Miami-Dade FL GO
2.70%, 07/01/16		115	117,064
Series B
5.00%, 07/01/16		150	155,343
County of Miami-Dade FL RB
5.00%, 08/01/16	(NPFGC-FGIC)	375	389,407
County of Miami-Dade FL Transit System RB
4.00%, 07/01/16		300	308,316
County of Palm Beach FL GO
4.00%, 08/01/16		115	118,665
Florida Department of Environmental Protection RB
Series A
5.00%, 07/01/16	(AGM)	75	77,648
5.00%, 07/01/16	(AMBAC)	290	300,240
5.00%, 07/01/16	(NPFGC)	100	103,531
Series B
5.00%, 07/01/16	(NPFGC)	315	326,123
Florida Water Pollution Control Financing Corp. RB
Series A
5.00%, 07/15/16		50	51,902
Florida’s Turnpike Enterprise RB
Series A
5.00%, 07/01/16		450	466,169
Series B
5.00%, 07/01/16		250	259,040
Lee County School Board COP Series B
3.00%, 08/01/16		100	102,200
Miami-Dade County Expressway Authority RB
Series A
3.00%, 07/01/16	(AGM)	100	101,929

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2016 AMT-FREE MUNI BOND ETF

September 30, 2015

Security		Principal (000s)	Value
Sarasota County School Board COP
Series B
3.00%, 07/01/16		$210	$214,131
School District of Broward County/FL COP
Series A
5.00%, 07/01/16		125	129,443
State Board of Administration Finance Corp. RB
Series A
3.75%, 07/01/16		180	184,775
5.00%, 07/01/16		1,280	1,325,990
State of Florida GO
5.00%, 07/01/16		250	259,060
Series A
5.00%, 06/01/16		800	825,888
Series B
5.00%, 06/01/16		200	206,472
Series C
5.00%, 06/01/16		690	712,328
Series D
5.00%, 06/01/16		270	278,737
5.25%, 06/01/16		215	222,316
Series E
5.00%, 06/01/16		120	123,883
State of Florida Lottery Revenue RB
Series A
5.00%, 07/01/16		100	103,593
Series B
5.00%, 07/01/16		200	207,186
5.00%, 07/01/16	(NPFGC)	315	326,318
Series C
5.00%, 07/01/16		445	460,989
Volusia County School Board COP
4.00%, 08/01/16		50	51,539

			9,029,910
GEORGIA — 2.61%
Catoosa County School District GO
4.00%, 08/01/16	(SAW)	100	103,102
Cherokee County Board of Education GO Series A
4.25%, 08/01/16	(NPFGC-FGIC)	150	155,018
County of Douglas GA GO
4.00%, 08/01/16		130	134,078

Security		Principal (000s)	Value
Forsyth County School District GO
5.00%, 06/01/16	(AGM)	$260	$268,414
5.00%, 07/01/16		100	103,624
Georgia State Road & Tollway Authority RB
5.00%, 06/01/16	(NPFGC)	660	680,902
Series A
4.00%, 06/01/16		120	122,899
Gwinnett County Water & Sewerage Authority RB
4.25%, 08/01/16	(GTD)	100	103,337
Metropolitan Atlanta Rapid Transit Authority RB
Series A
5.00%, 07/01/16	(AMBAC)	170	176,081
5.00%, 07/01/16	(NPFGC-FGIC)	125	129,471
Savannah-Chatham County School District GO
5.25%, 08/01/16	(AGM)	190	197,942
State of Georgia GO
Series A
5.00%, 07/01/16		130	134,681
Series B
5.00%, 07/01/16		150	155,401
5.75%, 08/01/16		110	115,067
Series E
5.00%, 08/01/16		835	868,233
Series E-1
4.00%, 07/01/16		230	236,553

			3,684,803
HAWAII — 1.35%
City & County of Honolulu HI GO
Series A
5.25%, 07/01/16	(ETM) (AGM)	130	134,895
5.25%, 07/01/16	(AGM)	60	62,269
Series B
2.00%, 08/01/16		100	101,467
5.00%, 08/01/16		100	103,971
City & County of Honolulu HI Wastewater System Revenue RB
Series A
4.00%, 07/01/16		200	205,620
4.25%, 07/01/16	(NPFGC)	150	154,497
5.00%, 07/01/16	(NPFGC)	100	103,562

16	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2016 AMT-FREE MUNI BOND ETF

September 30, 2015

Security		Principal (000s)	Value
County of Hawaii HI GO
Series A
5.00%, 07/15/16	(AGC)	$100	$103,738
County of Maui HI GO
Series B
4.00%, 06/01/16		150	153,850
State of Hawaii GO
Series EK
3.00%, 08/01/16		100	102,336
5.00%, 08/01/16		100	104,006
Series DN
5.00%, 08/01/16		400	416,024
University of Hawaii RB Series A
4.00%, 07/15/16	(NPFGC)	150	154,396

			1,900,631
IDAHO — 0.09%
Ada & Boise Counties Independent School District Boise City GO
5.00%, 08/01/16	(NPFGC)	125	129,996

			129,996
ILLINOIS — 4.30%
Chicago Transit Authority RB
5.00%, 06/01/16	(AGM)	100	102,674
Illinois Finance Authority RB
Series B
5.00%, 07/01/16	(ETM)	55	56,938
5.00%, 07/01/16		265	274,378
Illinois State Toll Highway Authority RB
Series A-1
5.00%, 01/01/26	(PR 07/01/16) (AGM)	465	481,456
Series A-2
5.00%, 01/01/27	(PR 07/01/16) (AGM)	150	155,309
5.00%, 01/01/28	(PR 07/01/16) (AGM)	550	569,464
5.00%, 01/01/31	(PR 07/01/16) (AGM)	1,080	1,118,221

Security		Principal (000s)	Value
Metropolitan Pier & Exposition Authority RB
Series A
0.00%, 06/15/16	(NPFGC-FGIC)	$205	$203,670
5.50%, 06/15/16	(FGIC)	100	103,671
Regional Transportation Authority RB
5.75%, 06/01/16	(AGM)	245	253,663
Series A
5.75%, 07/01/16	(NPFGC)	65	67,570
State of Illinois GO
5.00%, 08/01/16		985	1,018,451
Series A
5.00%, 06/01/16		220	226,057
State of Illinois RB
3.00%, 06/15/16		100	101,897
4.00%, 06/15/16		125	128,255
5.00%, 06/15/16		340	351,254
5.00%, 06/15/16	(NPFGC)	100	103,310
Series B
4.50%, 06/15/16		100	102,957
State of Illinois Unemployment Compensation Trust Fund RB
Series A
5.00%, 06/15/16		620	640,962

			6,060,157
INDIANA — 0.35%
Indiana University RB
Series 2008A
3.50%, 06/01/16		100	102,226
Series S
3.50%, 08/01/16		175	179,804
Indianapolis Local Public Improvement Bond Bank RB
Series A
5.50%, 07/01/16	(NPFGC)	100	103,720
Purdue University RB
Series Y
4.50%, 07/01/16		100	103,217

			488,967
IOWA — 0.66%
City of Des Moines IA GO
Series H
5.00%, 06/01/16		200	206,210

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2016 AMT-FREE MUNI BOND ETF

September 30, 2015

Security		Principal (000s)	Value
City of West Des Moines IA GO
Series A
4.00%, 06/01/16		$100	$102,539
Iowa City Community School District GO
Series B
3.00%, 06/01/16		100	101,871
Iowa Finance Authority RB
5.00%, 08/01/16		300	311,876
Series A
4.00%, 08/01/16		100	103,145
State of Iowa RB
Series A
3.00%, 06/01/16		100	101,891

			927,532
KANSAS — 0.19%
State of Kansas Department of Transportation RB
Series A
5.00%, 09/01/16		250	260,913

			260,913
KENTUCKY — 0.15%
Kentucky State Property & Building Commission RB
Series A
3.50%, 08/01/16		100	102,574
Kentucky Turnpike Authority RB
Series A
5.00%, 07/01/16		100	103,593

			206,167
LOUISIANA — 0.57%
City of Shreveport LA GO
5.00%, 08/01/16		150	155,699
Louisiana State Citizens Property Insurance Corp. RB
Series B
5.00%, 06/01/16	(AMBAC)	100	103,160
State of Louisiana GO
Series A
5.00%, 08/01/16		100	103,937
Series B
4.25%, 07/15/16	(CIFG)	120	123,774

Security		Principal (000s)	Value
Series C
5.00%, 07/15/16		$300	$311,214

			797,784
MARYLAND — 3.72%
County of Baltimore MD GO
5.00%, 09/01/17	(PR 09/01/16)	100	104,336
County of Calvert MD GO
3.00%, 07/15/16		100	102,189
County of Frederick MD GO
Series B
4.00%, 08/01/16		225	232,020
County of Howard MD GO
Series B
5.00%, 08/15/16		360	374,962
County of Montgomery MD GO
Series A
5.00%, 07/01/16		400	414,404
County of Montgomery MD GOL
Series A
5.00%, 08/01/16		100	103,980
Maryland State Transportation Authority RB
4.00%, 07/01/16	(AGM)	150	154,273
Series A
3.00%, 07/01/16		100	102,097
5.00%, 07/01/16		300	310,803
State of Maryland Department of Transportation RB
4.00%, 09/01/16		150	155,086
5.00%, 06/01/16		100	103,180
State of Maryland GO
First Series C
4.00%, 08/15/16		300	309,849
Second Series
5.00%, 08/01/16		1,210	1,258,158
5.00%, 08/01/19	(PR 08/01/16)	100	103,976
Second Series A
5.00%, 08/01/16		150	155,970
Second Series E
5.00%, 08/01/16		245	254,751
Series A
2.00%, 08/01/16		100	101,476
Series B
5.00%, 08/01/16		150	155,970

18	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2016 AMT-FREE MUNI BOND ETF

September 30, 2015

Security		Principal (000s)	Value
Washington Suburban Sanitary Commission GO
4.25%, 06/01/16		$100	$102,713
5.00%, 06/01/16		525	541,879
Series A
4.00%, 06/01/16		100	102,546

			5,244,618
MASSACHUSETTS — 6.34%
City of Boston MA GO Series C
5.00%, 08/01/16		175	182,028
Commonwealth of Massachusetts GOL
Series A
5.00%, 08/01/16		730	759,361
Series B
4.00%, 06/01/16		75	76,936
5.00%, 08/01/16		700	728,154
Series D
4.75%, 08/01/25	(PR 08/01/16)	500	518,570
5.00%, 08/01/16		445	462,898
5.00%, 08/01/17	(PR 08/01/16)	1,000	1,039,480
5.00%, 08/01/21	(PR 08/01/16)	275	285,785
5.00%, 08/01/22	(PR 08/01/16)	110	114,314
Commonwealth of Massachusetts RB
Series A
5.50%, 06/01/16		200	207,126
5.50%, 06/01/16	(NPFGC-FGIC)	200	207,126
Massachusetts Bay Transportation Authority RB
Series A
5.00%, 07/01/16		750	776,887
Series C
5.25%, 07/01/16		360	373,723
5.50%, 07/01/16		595	618,765
Massachusetts Clean Water Trust (The) RB
Series 12
4.00%, 08/01/16		330	340,378
5.00%, 08/01/16		250	259,950
Series 15A
5.00%, 08/01/16		100	103,980
Series A
5.00%, 08/01/16		195	202,761
5.25%, 08/01/16		250	260,473

Security		Principal (000s)	Value
Massachusetts Health & Educational Facilities Authority RB Series O
5.00%, 07/01/16		$470	$487,070
Massachusetts Municipal Wholesale Electric Co. RB
Series A
4.00%, 07/01/16		100	102,757
Massachusetts Port Authority RB
Series D
5.50%, 07/01/16	(AGM)	165	171,447
Massachusetts School Building Authority RB
Series A
4.00%, 08/15/16	(AMBAC)	145	149,800
Massachusetts Water Resources Authority RB
Series A
4.00%, 08/01/16		150	154,743
Series B
5.50%, 08/01/16	(AGM)	100	104,330
Series J
5.25%, 08/01/16	(AGM)	240	250,116

			8,938,958
MICHIGAN — 0.42%
Michigan Finance Authority RB
Series A
5.00%, 07/01/16		575	595,838

			595,838
MINNESOTA — 1.69%
State of Minnesota GO
5.00%, 06/01/16		250	258,037
5.00%, 08/01/16		100	103,980
Series A
5.00%, 08/01/16		500	519,900
Series D
4.00%, 08/01/16		135	139,246
5.00%, 08/01/16		270	280,746
Series E
5.00%, 08/01/16		100	103,980
Series F
4.00%, 08/01/16		945	974,720

			2,380,609

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2016 AMT-FREE MUNI BOND ETF

September 30, 2015

Security		Principal (000s)	Value
MISSISSIPPI — 0.07%
Mississippi Development Bank RB
Series A
5.00%, 07/01/16	(AMBAC)	$100	$103,129

			103,129
MISSOURI — 0.40%
City of Springfield MO Public Utility Revenue RB
5.00%, 08/01/16	(NPFGC-FGIC)	100	103,943
Missouri State Environmental Improvement & Energy Resources Authority RB
5.00%, 07/01/16		300	310,803
Series B
4.00%, 07/01/16		150	154,274

			569,020
MONTANA — 0.20%
Montana Department of Transportation RB
4.00%, 06/01/16		250	256,283
State of Montana GO
Series G
4.00%, 08/01/16		25	25,786

			282,069
NEBRASKA — 0.28%
Metropolitan Utilities District of Omaha RB
Series B
4.00%, 06/01/16	(NPFGC)	150	153,661
University of Nebraska Facilities Corp. RB
5.00%, 07/15/16	(AMBAC)	225	233,575

			387,236
NEVADA — 1.28%
Clark County School District GOL
Series B
4.50%, 06/15/16	(AMBAC)	100	102,991
5.00%, 06/15/16		175	180,841
Series C
5.00%, 06/15/16		115	118,839
5.00%, 06/15/16	(NPFGC)	225	232,526

Security		Principal (000s)	Value
Clark County Water Reclamation District GOL
Series A
5.00%, 07/01/16		$150	$155,331
County of Clark Department of Aviation RB
Series D
5.00%, 07/01/16		100	103,500
County of Clark NV RB
5.00%, 07/01/16	(AMBAC)	300	310,710
Series A
5.00%, 07/01/16		125	129,385
Series F
5.00%, 07/01/16		235	243,244
State of Nevada GOL
5.00%, 06/01/16		225	232,202

			1,809,569
NEW HAMPSHIRE — 0.60%
City of Nashua NH GO
5.00%, 07/15/16	(NPFGC)	100	103,770
New Hampshire Municipal Bond Bank RB
Series A
5.00%, 08/15/16		365	380,202
State of New Hampshire GO
Series A
3.00%, 07/01/16		100	102,097
5.00%, 06/01/17	(PR 06/01/16) (NPFGC)	145	149,640
Series B
4.00%, 06/01/16		100	102,546

			838,255
NEW JERSEY — 2.03%
New Jersey Building Authority RB
Series A
5.00%, 06/15/16		250	257,250
5.00%, 06/15/16	(AGM)	225	231,586
New Jersey Educational Facilities Authority RB
Series B
5.00%, 07/01/16		200	207,264
Series D
5.00%, 07/01/16	(AGM)	100	103,415

20	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2016 AMT-FREE MUNI BOND ETF

September 30, 2015

Security		Principal (000s)	Value
Series E
5.00%, 07/01/16		$100	$103,632
New Jersey Transportation Trust Fund Authority RB
Series A
5.75%, 06/15/16		100	103,453
Series AA
4.00%, 06/15/16		270	275,929
Series B
5.00%, 06/15/16		50	51,450
State of New Jersey GO
5.00%, 06/01/16		370	381,007
Series H
5.25%, 07/01/16		105	108,693
5.25%, 07/01/16	(NPFGC)	100	103,517
Series L
5.25%, 07/15/16	(AMBAC)	520	539,193
Series M
5.50%, 07/15/16	(AMBAC)	125	129,860
Series O
5.00%, 08/01/16		100	103,679
Series Q
4.00%, 08/15/16		150	154,453

			2,854,381
NEW MEXICO — 1.71%
Albuquerque Bernalillo County Water Utility Authority RB
Series A
5.25%, 07/01/16	(AMBAC)	100	103,804
Albuquerque Municipal School District No. 12 GO
4.00%, 08/01/16	(SAW)	100	103,162
Series B
5.00%, 08/01/16	(SAW)	150	155,995
City of Albuquerque NM GO
Series A
3.00%, 07/01/16		100	102,113
4.00%, 07/01/16		105	108,007
Series B
4.50%, 07/01/16	(NPFGC)	100	103,248
City of Albuquerque NM RB
Series B
5.00%, 07/01/16		200	207,154

Security		Principal (000s)	Value
New Mexico Finance Authority RB
4.00%, 06/15/16		$410	$421,021
Santa Fe Public School District GO
3.00%, 08/01/16	(SAW)	200	204,536
4.00%, 08/01/16	(SAW)	100	103,137
State of New Mexico Severance Tax Permanent Fund RB
Series A
5.00%, 07/01/16		470	486,996
Series B
5.00%, 07/01/16		300	310,731

			2,409,904
NEW YORK — 9.58%
City of New York NY GO
Series A
3.00%, 08/01/16		220	225,089
Series A-1
4.00%, 08/15/16		125	129,109
5.00%, 08/01/16		265	275,555
5.00%, 08/15/16		300	312,483
Series B
4.00%, 08/01/16		1,840	1,897,923
5.00%, 08/01/16		440	457,525
Series C
3.00%, 08/01/16		100	102,313
5.00%, 08/01/16		175	181,970
5.25%, 08/01/16		100	104,192
Series D
5.00%, 08/01/16		100	103,983
Series E
5.00%, 08/01/16		600	623,898
Series F
3.00%, 08/01/16		225	230,204
5.00%, 08/01/16		260	270,356
Series G
4.00%, 08/01/16	(AGM)	100	103,148
5.00%, 08/01/16		250	259,958
5.25%, 08/01/16		200	208,384
Series I
3.00%, 08/01/16		200	204,626
5.00%, 08/01/16		100	103,983
Series J
5.00%, 08/01/16		325	337,945

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2016 AMT-FREE MUNI BOND ETF

September 30, 2015

Security		Principal (000s)	Value
Series J-1
4.00%, 08/01/16		$150	$154,722
5.00%, 08/01/16		440	457,525
County of Westchester NY GO
Series B
3.00%, 06/01/16		100	101,884
Long Island Power Authority RB
0.00%, 06/01/16	(AGM)	165	164,551
Metropolitan Transportation Authority RB
Series A
5.75%, 07/01/16	(SAP)	300	312,399
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-1
4.00%, 07/15/16	(NPFGC-FGIC)	105	108,131
5.00%, 07/15/16	(SAW)	500	518,860
New York City Transitional Finance Authority Future Tax Secured Revenue RB
3.00%, 08/01/16	(ETM)	110	112,453
3.00%, 08/01/16		90	92,099
4.00%, 08/01/16	(ETM)	55	56,685
4.00%, 08/01/16		45	46,425
5.00%, 08/01/16	(ETM)	35	36,364
5.00%, 08/01/16		130	135,203
Series A-3
5.00%, 08/01/16		100	103,969
New York City Water & Sewer System RB
Series AA
5.00%, 06/15/16		210	217,146
Series BB
4.00%, 06/15/16		100	102,695
Series EE
3.00%, 06/15/16		120	122,324
5.00%, 06/15/16		135	139,591
Series FF
5.00%, 06/15/16		265	274,018
Series GG
5.00%, 06/15/16		150	155,105
New York State Dormitory Authority RB
4.13%, 07/01/16		100	102,743

Security		Principal (000s)	Value
5.00%, 07/01/16		$635	$658,114
5.00%, 07/01/16	(SAP)	100	103,523
5.00%, 08/01/16		100	103,898
Series A
4.00%, 07/01/16		100	102,733
5.00%, 07/01/16		95	98,450
5.00%, 07/01/16	(GOI)	140	145,096
Series B
5.00%, 07/01/16		250	259,020
Series D
4.00%, 06/15/16		125	128,405
5.00%, 06/15/16		200	206,864
Series E
5.00%, 08/15/16		200	208,416
New York State Environmental Facilities Corp. RB
3.00%, 06/15/16		150	153,075
5.00%, 06/15/16		175	181,066
Series A
5.00%, 06/15/16		590	610,449
5.50%, 06/15/16		100	103,820
Series C
4.00%, 06/15/16		150	154,137
North Syracuse Central School District GO
Series B
3.00%, 06/15/16	(SAW)	100	101,722
Port Authority of New York & New Jersey RB
5.00%, 08/15/16	(AGM)	425	442,931
Smithtown Central School District GO
4.00%, 08/01/16	(SAW)	100	103,141

			13,512,396
NORTH CAROLINA — 2.00%
Cape Fear Public Utility Authority RB
5.00%, 08/01/16		200	207,942
City of Charlotte NC GO
5.00%, 08/01/16		295	306,741
Series B
5.00%, 06/01/16		250	258,037
City of Charlotte NC Water & Sewer System Revenue RB
Series A
5.00%, 07/01/16		275	285,010

22	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2016 AMT-FREE MUNI BOND ETF

September 30, 2015

Security		Principal (000s)	Value
County of Davidson NC GO
5.00%, 06/01/16	(AGM)	$125	$129,010
County of Durham NC COP
Series A
4.00%, 06/01/16		100	102,498
County of Forsyth NC GO
3.50%, 08/01/16		100	102,728
4.00%, 07/01/16		150	154,274
County of Mecklenburg NC GO
Series A
3.00%, 08/01/16		150	153,467
4.00%, 08/01/16		115	118,617
5.00%, 08/01/16		150	155,970
State of North Carolina GO
Series A
5.00%, 09/01/16		150	156,534
5.00%, 06/01/20	(PR 06/01/16)	170	175,440
5.25%, 06/01/16		350	361,837
Series B
5.00%, 06/01/16		150	154,822

			2,822,927
OHIO — 2.20%
City of Columbus OH GO
Series 2012-3
5.00%, 08/15/16		125	130,195
Series A
4.00%, 07/01/16		100	102,849
5.00%, 08/15/16		100	104,156
City of Columbus OH GOL
4.00%, 08/15/16		250	258,208
Ohio State Water Development Authority RB
5.00%, 06/01/16		100	103,236
Series A
5.00%, 06/01/16		350	361,326
Series B-1
4.00%, 06/01/16		200	205,134
State of Ohio Department of Administration COP
5.00%, 09/01/16		150	156,420
State of Ohio GO
5.00%, 08/01/16		200	207,960

Security		Principal (000s)	Value
Series A
4.00%, 08/01/16		$100	$103,171
5.00%, 06/15/16		160	165,432
5.00%, 06/15/18	(PR 06/15/16)	185	191,253
Series C
5.00%, 08/01/16		525	545,947
State of Ohio RB
Series 2008-1
5.00%, 06/15/16		450	465,052

			3,100,339
OKLAHOMA — 1.51%
City of Tulsa OK GO
Series A
4.00%, 06/01/16		100	102,519
Grand River Dam Authority RB
Series A
4.00%, 06/01/16	(BHAC)	100	102,546
5.00%, 06/01/16	(BHAC)	55	56,768
Oklahoma Capital Improvement Authority RB
Series A
2.00%, 07/01/16		240	243,156
4.00%, 07/01/16		250	256,832
5.00%, 07/01/16		110	113,901
Oklahoma County Independent School District No. 89 Oklahoma City GO
2.00%, 07/01/16		250	253,287
Oklahoma Department of Transportation RB
5.00%, 09/01/16		85	88,611
State of Oklahoma GO
Series A
2.50%, 07/15/16		200	203,668
Tulsa County Independent School District No. 1 Tulsa GO
Series B
1.25%, 08/01/16		250	251,998
Tulsa County Independent School District No. 3 Broken Arrow GO
2.00%, 06/01/16		200	202,364

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2016 AMT-FREE MUNI BOND ETF

September 30, 2015

Security		Principal (000s)	Value
University of Oklahoma (The) RB
Series A
4.00%, 07/01/16	(NPFGC)	$250	$257,045

			2,132,695
OREGON — 0.49%
City of Portland OR Sewer System Revenue RB
Series A
5.00%, 08/01/16		100	103,963
Clackamas County School District No. 12 North Clackamas GO
5.00%, 06/15/16	(AGM, GTD)	100	103,417
State of Oregon GO
Series A
4.00%, 08/01/16		165	170,232
5.00%, 08/01/16		100	104,006
Washington & Multnomah Counties School District No. 48J Beaverton GO
5.00%, 06/01/16	(AGM)	200	206,430

			688,048
PENNSYLVANIA — 3.43%
City of Philadelphia PA Airport Revenue RB
Series A
4.00%, 06/15/16		125	128,109
City of Philadelphia PA GO
5.00%, 08/01/16	(CIFG)	100	103,925
City of Philadelphia PA Water & Wastewater Revenue RB
Series A
5.00%, 06/15/16		140	144,704
5.00%, 08/01/16	(AMBAC)	175	181,890
Series C
5.00%, 08/01/16	(AGM)	250	259,842
Commonwealth of Pennsylvania GO
Second Series
5.00%, 07/01/16		200	207,186
Series A
5.00%, 07/15/16		200	207,540
Third Series
5.38%, 07/01/16	(NPFGC)	1,085	1,127,044

Security		Principal (000s)	Value
County of Butler PA GO
4.00%, 07/15/16		$110	$113,242
County of Chester PA GO
Series C
4.00%, 07/15/16		160	164,755
Pennsylvania Economic Development Financing Authority RB
Series A
4.00%, 07/01/16		595	612,041
5.00%, 07/01/16		465	481,814
Pennsylvania Higher Educational Facilities Authority RB
Series AG
5.00%, 06/15/16		90	92,827
Series AL
5.00%, 06/15/16		125	128,926
Pennsylvania Intergovernmental Cooperation Authority ST
5.00%, 06/15/16		555	573,803
Pennsylvania State University RB
5.25%, 08/15/16		100	104,338
Pennsylvania Turnpike Commission RB
Series C
5.00%, 06/01/16	(AGM)	200	206,360

			4,838,346
RHODE ISLAND — 0.22%
Rhode Island Commerce Corp. RB
5.00%, 06/15/16	(NPFGC-FGIC)	125	128,972
State of Rhode Island GO
5.00%, 08/01/16	(ETM) (AMBAC)	35	36,373
5.00%, 08/01/16	(AMBAC)	145	150,725

			316,070
SOUTH CAROLINA — 0.27%
County of Berkeley SC RB
4.00%, 06/01/16		50	51,263
State of South Carolina GO
Series A
4.00%, 06/01/16		325	333,275

			384,538

24	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2016 AMT-FREE MUNI BOND ETF

September 30, 2015

Security		Principal (000s)	Value
SOUTH DAKOTA — 0.07%
Sioux Falls School District No. 49-5/SD GO
Series B
5.00%, 07/01/16		$100	$103,577

			103,577
TENNESSEE — 1.34%
Metropolitan Government of Nashville & Davidson County TN GO
5.00%, 07/01/16		225	233,154
Series B
4.00%, 08/01/16		125	128,964
5.00%, 08/01/21	(PR 08/01/16)	420	436,430
Series D
5.00%, 07/01/16		350	362,684
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB
Series A
5.00%, 07/01/16		150	155,262
State of Tennessee GO
Series A
4.00%, 08/01/16		550	567,298

			1,883,792
TEXAS — 8.67%
Alamo Community College District GOL
5.63%, 08/15/16	(NPFGC-FGIC)	100	104,720
Austin Independent School District GO
5.00%, 08/01/16		100	104,006
5.00%, 08/01/16	(PSF)	325	338,107
Series A
4.00%, 08/01/16	(NPFGC)	100	103,171
City of Corpus Christi TX Utility System Revenue RB
5.00%, 07/15/16	(AGM)	85	88,205
5.25%, 07/15/16	(AGM)	260	270,317
City of El Paso TX GOL
Series A
5.00%, 08/15/16		150	156,166

Security		Principal (000s)	Value
City of Houston TX Airport System Revenue RB
Series B
5.00%, 07/01/16	(NPFGC)	$125	$129,326
City of Irving TX Waterworks & Sewer System Revenue RB
5.00%, 08/15/16		115	119,748
City of San Antonio TX GOL
5.00%, 08/01/16		100	103,997
County of Bexar TX GOL
4.00%, 06/15/16		100	102,666
County of Dallas TX GOL
5.00%, 08/15/16		100	104,111
County of Harris TX GO
Series C
5.00%, 08/15/16		100	104,183
County of Harris TX GOL
Series C
4.00%, 08/15/16		150	154,911
County of Harris TX RB
Series A
5.00%, 08/15/16	(NPFGC)	350	364,294
County of Tarrant TX GOL
5.00%, 07/15/16		300	311,409
Dallas Independent School District GO
4.75%, 08/15/32	(PR 08/15/16) (PSF)	250	259,782
Denton Independent School District GO
5.00%, 08/15/16	(PSF)	200	208,416
Eanes Independent School District GO
5.00%, 08/01/16	(PSF)	100	104,033
Edinburg Consolidated Independent School District/TX GO
Series A
5.00%, 08/15/16	(AGM)	150	156,289
Fort Bend Independent School District GO
5.00%, 08/15/16	(PSF)	520	541,882
Frisco Independent School District GO
3.00%, 08/15/16	(PSF)	150	153,668

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2016 AMT-FREE MUNI BOND ETF

September 30, 2015

Security		Principal (000s)	Value
Series A
5.25%, 08/15/16	(PSF)	$100	$104,427
Houston Independent School District GOL
Series A
5.00%, 08/15/16	(PSF)	275	286,572
Laredo Independent School District GO
5.00%, 08/01/16	(PSF)	200	208,040
Leander Independent School District GO
5.00%, 08/15/16	(ETM) (PSF)	95	98,916
5.00%, 08/15/16	(PSF)	5	5,210
Lewisville Independent School District GO
0.00%, 08/15/16	(PSF)	100	99,741
5.00%, 08/15/16	(PSF)	245	255,310
Series A
4.00%, 08/15/16	(PSF)	125	129,168
Magnolia Independent School District/TX GO
5.00%, 08/15/16	(PSF)	100	104,193
North East Independent School District/TX GO
5.00%, 08/01/16	(PSF)	240	249,679
Series A
5.00%, 08/01/16	(PSF)	185	192,461
North Texas Municipal Water District RB
5.00%, 09/01/16		500	521,920
Northside Independent School District GO
Series A
5.25%, 08/15/16	(PSF)	150	156,640
Permanent University Fund RB
Series B
5.00%, 07/01/16		300	310,731
Round Rock Independent School District GO
5.00%, 08/01/16		200	208,066
Series A
4.00%, 08/01/16		100	103,198

Security		Principal (000s)	Value
San Antonio Independent School District/TX GO
5.00%, 08/15/16	(PSF)	$125	$130,260
Socorro Independent School District GO
Series A
5.00%, 08/15/16	(PSF)	150	156,312
State of Texas GO
5.00%, 08/01/16		165	171,610
Series B
5.00%, 08/01/16		200	208,012
Series C
4.00%, 08/01/16		100	103,171
Series E
5.00%, 08/01/16		150	156,009
Texas Municipal Power Agency RB
0.00%, 09/01/16	(NPFGC)	280	278,816
Texas Public Finance Authority RB
5.00%, 07/01/16		1,150	1,191,676
Texas Tech University RB
Series S
3.00%, 08/15/16		100	102,382
Texas Water Development Board RB
Series A
5.00%, 07/15/16		620	643,502
University of Texas System (The) RB
5.25%, 08/15/16		100	104,413
Series A
5.00%, 08/15/16		460	479,293
Series B
4.25%, 08/15/16		100	103,539
5.00%, 08/15/24	(PR 08/15/16)	750	780,847
Series C
5.00%, 08/15/16		480	500,131

			12,227,652
UTAH — 2.21%
County of Salt Lake UT RB
Series A
5.00%, 08/15/16		100	104,174
Intermountain Power Agency RB
Series A
4.00%, 07/01/16		340	349,503
5.00%, 07/01/16		100	103,546
5.00%, 07/01/16	(AMBAC)	240	248,510

26	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2016 AMT-FREE MUNI BOND ETF

September 30, 2015

Security		Principal (000s)	Value
Metropolitan Water District of Salt Lake & Sandy RB
Series A
4.00%, 07/01/16		$220	$226,217
Ogden City School District GO
5.00%, 06/15/16	(GTD)	150	155,016
State of Utah GO
Series A
2.00%, 07/01/16		120	121,661
4.00%, 07/01/16		200	205,776
5.00%, 07/01/16		1,355	1,404,322
Series C
5.00%, 07/01/16		190	196,916

			3,115,641
VERMONT — 0.18%
State of Vermont GO
Series D
4.00%, 08/15/16		250	258,230

			258,230
VIRGINIA — 3.33%
City of Fairfax VA GO
2.50%, 07/15/16		40	40,711
City of Virginia Beach VA GO
4.00%, 06/01/16		330	338,402
Commonwealth of Virginia GO
5.00%, 06/01/16		150	154,822
Series B
4.00%, 06/01/16		360	369,166
5.00%, 06/01/16		70	72,251
County of Arlington VA GO
5.00%, 08/01/16		250	259,950
5.00%, 08/01/18	(PR 08/01/16)	200	207,928
Series C
4.00%, 08/15/16		200	206,566
Virginia Beach Development Authority RB
Series A
5.00%, 07/15/16		100	103,746
Series C
5.00%, 08/01/16		220	228,681
Virginia College Building Authority RB
4.00%, 09/01/16		100	103,466
4.25%, 09/01/16		175	181,468

Security		Principal (000s)	Value
Virginia Public Building Authority RB
5.00%, 08/01/19	(PR 08/01/16)	$415	$431,451
Series A
5.00%, 08/01/16		100	103,980
Series B
5.00%, 08/01/16		505	525,099
5.00%, 08/01/16	(SAP)	185	192,363
Virginia Public School Authority RB
Series A
3.00%, 08/01/16	(SAW)	100	102,319
5.00%, 08/01/16		200	207,978
Series B
5.00%, 08/01/16		260	270,371
Series C
5.00%, 08/01/16	(SAW)	570	592,737

			4,693,455
WASHINGTON — 4.63%
City of Seattle WA GOL
5.00%, 09/01/16		100	104,384
City of Seattle WA Water System Revenue RB
Series B
4.00%, 08/01/16		235	242,431
Clark County School District No. 114 Evergreen GO
Series B
2.00%, 06/01/16	(GTD)	100	101,155
Energy Northwest RB
5.00%, 07/01/16		200	207,186
Series A
4.00%, 07/01/16		280	287,955
5.00%, 07/01/16		400	414,372
5.25%, 07/01/16		625	648,631
5.25%, 07/01/16	(NPFGC)	190	197,184
Series B
7.13%, 07/01/16		400	420,540
Series C
5.00%, 07/01/16		160	165,749
Series D
5.00%, 07/01/16		335	347,036
Pierce County School District No. 400 Clover Park GO
5.00%, 06/01/26	(PR 06/01/16) (AGM, GTD)	100	103,193

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2016 AMT-FREE MUNI BOND ETF

September 30, 2015

Security		Principal (000s)	Value
Port of Seattle WA RB
5.00%, 06/01/16		$125	$128,977
Series A
4.00%, 08/01/16		165	170,118
5.00%, 09/01/16		95	99,093
Snohomish County School District No. 2 Everett GO
4.38%, 06/01/16	(NPFGC)	100	102,742
Spokane County School District No. 81 Spokane GO
4.00%, 06/01/16		100	102,512
State of Washington GO
5.00%, 07/01/16		360	373,018
5.00%, 07/01/16	(AGM)	250	259,040
Series 2010B
5.00%, 08/01/16		540	561,584
Series A
5.00%, 07/01/16		450	466,272
Series B
5.00%, 07/01/16		100	103,616
5.00%, 07/01/16	(AGM)	145	150,243
Series F
4.50%, 07/01/16		250	258,100
Series R-2011C
5.00%, 07/01/16		100	103,616
State of Washington RB
5.00%, 09/01/16		395	411,456

			6,530,203
WISCONSIN — 0.79%
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB
Series 1
5.00%, 06/01/16		150	154,844
Series 2
5.00%, 06/01/16		200	206,458
State of Wisconsin RB
Series 1
5.00%, 07/01/16		200	207,232
Wisconsin Department of Transportation RB
Series 1
5.00%, 07/01/16		100	103,624

Security		Principal or Shares (000s)	Value
Series A
5.00%, 07/01/16		$150	$155,436
5.25%, 07/01/16	(AGM)	275	285,483

			1,113,077

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $138,671,950)			139,362,196

SHORT-TERM INVESTMENTS — 0.18%

MONEY MARKET FUNDS — 0.18%
BlackRock Liquidity Funds: MuniFund, Institutional Shares
0.02%[a,b]		255	254,615

			254,615

TOTAL SHORT-TERM INVESTMENTS
(Cost: $254,615)			254,615

TOTAL INVESTMENTS IN SECURITIES — 99.03%
(Cost: $138,926,565)			139,616,811
Other Assets, Less Liabilities — 0.97%			1,374,620

NET ASSETS — 100.00%			$140,991,431

COP  —  Certificates of Participation

ETM  —  Escrowed to Maturity

GO  —  General Obligation

GOI  —  General Obligation of the Issuer

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

MO  —  Moral Obligation

PR  —  Prerefunded

PSF  —  Permanent School Fund

RB  —  Revenue Bond

SAP  —  Subject to Appropriations

SAW  —  State Aid Withholding

ST  —  Special Tax

Insured by:

AGC  —  Assured Guaranty Corp.

AGM  —  Assured Guaranty Municipal Corp.

AMBAC  —  Ambac Assurance Corp.

BHAC  —  Berkshire Hathaway Assurance Corp.

CIFG  —  CDC Assurance N.A. Inc.

FGIC  —  Financial Guaranty Insurance Co.

NPFGC  —  National Public Finance Guarantee Corp.

NPFGC-FGIC  —  National Public Finance Guarantee Corp. – Financial Guaranty Insurance Co.

SGI  —  Syncora Guarantee Inc.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

28	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® iBONDS® SEP 2017 AMT-FREE MUNI BOND ETF

September 30, 2015

Security		Principal (000s)	Value
MUNICIPAL BONDS & NOTES — 98.78%

ALABAMA — 0.54%
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/17		$175	$189,506
Alabama Water Pollution Control Authority RB
Series B
2.50%, 08/15/17		150	154,248
City of Huntsville AL GO
Series A
4.00%, 09/01/17		265	282,111
State of Alabama GO
Series A
4.00%, 06/01/17		250	264,535

			890,400
ALASKA — 0.79%
Borough of North Slope AK GO
Series A
4.00%, 06/30/17		125	132,456
5.00%, 06/30/17	(NPFGC)	315	339,265
Municipality of Anchorage AK GO
Series A
4.25%, 08/01/17		100	106,730
Series D
4.25%, 08/01/17	(AMBAC)	100	106,730
State of Alaska GO
Series A
5.00%, 08/01/17		570	616,375

			1,301,556
ARIZONA — 4.40%
Arizona State University RB
Series A
4.00%, 07/01/17		130	137,695
Arizona Transportation Board RB
5.00%, 07/01/17		610	657,390
Series A
4.00%, 07/01/17		150	158,906
City of Chandler AZ GO
3.00%, 07/01/17		100	104,285
City of Glendale AZ GOL
4.00%, 07/01/17		100	104,680

Security		Principal (000s)	Value
City of Glendale AZ Water & Sewer Revenue RB
5.00%, 07/01/17	(NPFGC)	$100	$107,641
City of Mesa AZ RB
4.00%, 07/01/17	(AGM)	100	105,955
5.00%, 07/01/17		100	107,769
5.25%, 07/01/17	(NPFGC-FGIC)	195	210,821
City of Phoenix AZ GO
Series A
5.00%, 07/01/17		440	474,184
City of Phoenix AZ GOL
4.00%, 07/01/17		150	159,041
City of Phoenix Civic Improvement Corp. RB
3.00%, 07/01/17		100	104,249
5.00%, 07/01/17		400	430,866
5.50%, 07/01/17		325	353,080
Series A
5.00%, 07/01/17		165	177,276
Series B
5.00%, 07/01/17		325	350,249
Series C
5.00%, 07/01/17		210	225,855
City of Scottsdale AZ Water & Sewer Revenue RB
5.00%, 07/01/17		100	107,678
City of Tempe AZ GO
Series C
5.00%, 07/01/17		250	269,422
City of Tempe AZ RB
5.00%, 07/01/17		240	258,514
County of Maricopa AZ COP
5.00%, 07/01/17		250	268,920
County of Pima AZ GO
4.00%, 07/01/17	(AGM)	100	105,937
County of Pima AZ Sewer System Revenue RB
4.50%, 07/01/17	(AGM)	180	192,319
5.00%, 07/01/17	(AGM)	195	210,042
Maricopa County Community College District GO
4.00%, 07/01/17		375	397,601
Series C
5.00%, 07/01/17		290	312,530

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2017 AMT-FREE MUNI BOND ETF

September 30, 2015

Security		Principal (000s)	Value
Maricopa County High School District No. 210-Phoenix GO
5.00%, 07/01/17	(NPFGC)	$300	$323,142
Maricopa County Unified School District No. 04 Mesa GO
Series C
4.00%, 07/01/17		170	180,154
Maricopa County Unified School District No. 11-Peoria GO
3.00%, 07/01/17		100	104,035
Regional Public Transportation Authority RB
Series A
5.00%, 07/01/17		100	107,769
Scottsdale Preserve Authority RB
5.00%, 07/01/17		200	215,428
State of Arizona COP
4.00%, 09/01/17		100	106,154
Town of Gilbert AZ GO
5.00%, 07/01/17		110	118,446

			7,248,033
ARKANSAS — 0.06%
State of Arkansas GO
Series A
5.00%, 06/01/17		100	107,439

			107,439
CALIFORNIA — 11.36%
Berkeley Unified School District/CA GO
4.00%, 08/01/17		150	159,486
Cabrillo Community College District GO
5.00%, 08/01/17		100	108,111
California State Public Works Board RB
Series A
4.00%, 09/01/17		125	132,997
Series C
5.00%, 06/01/17		395	423,835
Series F
5.00%, 09/01/17		200	216,566
Series I
5.00%, 06/01/17		275	295,075

Security		Principal (000s)	Value
City & County of San Francisco CA GO
Series R1
5.00%, 06/15/17		$150	$161,572
City of Cupertino CA COP
2.00%, 07/01/17		100	102,685
City of Los Angeles CA
4.00%, 09/01/17		100	106,617
City of Los Angeles CA GO
Series A
4.00%, 09/01/17		150	159,925
City of Los Angeles CA Wastewater System Revenue RB
5.00%, 06/01/17		200	215,012
Series A
4.00%, 06/01/17		455	481,595
City of Pasadena CA Electric Revenue RB
4.00%, 08/01/17		105	111,660
Series A
3.00%, 06/01/17		125	130,227
County of Orange CA Airport Revenue RB
Series B
5.00%, 07/01/17		150	161,653
County of Sacramento CA Airport System Revenue RB
Series D
3.75%, 07/01/17	(AGM)	380	399,536
East Side Union High School District GO
Series B
4.00%, 08/01/17	(AGM)	200	212,610
Escondido Union School District/CA GO
Series B
5.00%, 08/01/17	(NPFGC-FGIC)	160	173,043
Evergreen School District GO
Series A
6.00%, 08/01/17	(AGM)	100	109,760
Fullerton School District GO
4.00%, 08/01/17		145	154,197

30	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2017 AMT-FREE MUNI BOND ETF

September 30, 2015

Security		Principal (000s)	Value
Long Beach Unified School District GO
Series A
5.00%, 08/01/17		$185	$199,828
Los Angeles Community College District/CA GO
Series A
5.00%, 08/01/32	(PR 08/01/17)	300	324,582
Series F
5.00%, 08/01/17		75	81,126
Los Angeles Convention & Exhibit Center Authority RB
Series A
5.00%, 08/15/17		210	226,699
Los Angeles County Metropolitan Transportation Authority RB
Series A
5.00%, 07/01/17		220	237,497
Series B
5.00%, 07/01/17		915	987,716
Los Angeles Department of Water & Power RB
Series A
4.13%, 07/01/17		300	318,954
5.00%, 07/01/17		385	415,196
Series A-1
5.00%, 07/01/17	(AMBAC)	270	291,176
Los Angeles Unified School District/CA GO
Series A-1
4.00%, 07/01/17		570	604,770
5.50%, 07/01/17	(FGIC)	135	146,764
Series B
4.00%, 07/01/17	(AMBAC)	150	159,150
Series C
2.00%, 07/01/17		500	513,070
4.00%, 07/01/17	(AGM)	100	106,100
Series I
5.00%, 07/01/17		100	107,843
Series KRY
4.00%, 07/01/17		100	106,100
5.00%, 07/01/17		145	156,372
Series KY
5.00%, 07/01/17		320	345,098

Security		Principal (000s)	Value
M-S-R Public Power Agency RB
Series L
5.00%, 07/01/17	(AGM)	$100	$107,440
Metropolitan Water District of Southern California RB
Series C
4.00%, 07/01/17		135	143,284
Series E
4.00%, 07/01/17		100	106,136
Mount San Antonio Community College District GO
0.00%, 08/01/17	(ETM) (NPFGC)	100	98,978
Northern California Power Agency RB
Series A
3.00%, 06/01/17		150	156,222
5.00%, 06/01/17		100	107,520
Oak Grove School District GO
Series B
4.00%, 08/01/17		125	132,834
Orange County Public Financing Authority RB
5.00%, 06/01/17	(NPFGC)	225	241,254
Sacramento County Water Financing Authority RB
5.00%, 06/01/17		250	268,155
Sacramento Municipal Utility District RB
Series U
3.63%, 08/15/17	(AGM)	220	232,668
5.00%, 08/15/17	(AGM)	430	465,772
San Diego County Regional Airport Authority RB
Series A
5.00%, 07/01/17		200	214,954
San Diego Public Facilities Financing Authority Water Revenue RB
Series A
5.00%, 08/01/17		285	308,279
San Diego Unified School District/CA GO
Series D-1
5.50%, 07/01/17	(NPFGC)	365	396,737

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2017 AMT-FREE MUNI BOND ETF

September 30, 2015

Security		Principal (000s)	Value
San Francisco Bay Area Rapid Transit District GO
Series C
3.00%, 08/01/17		$225	$235,267
San Francisco Bay Area Rapid Transit District RB
Series A
4.00%, 07/01/17		100	106,100
San Francisco Unified School District GO
Series A
5.00%, 06/15/17		260	279,921
San Jose Financing Authority RB Series A
4.00%, 06/01/17		125	132,296
San Juan Unified School District GO
Series B
2.00%, 08/01/17		150	153,930
San Mateo County Transportation Authority RB
Series A
5.25%, 06/01/17	(NPFGC)	130	140,331
Santa Clara Unified School District GO
5.00%, 07/01/17		200	215,686
Santa Margarita-Dana Point Authority RB
Series 2014A
5.00%, 08/01/17		100	108,303
Santa Monica Community College District GO
5.00%, 08/01/17		245	265,012
Santa Monica-Malibu Unified School District GO
5.25%, 08/01/17		100	108,621
Southern California Public Power Authority RB
5.00%, 07/01/17		460	496,077
Series A
5.00%, 07/01/17		535	576,809
Southwestern Community College District GO
Series B
5.25%, 08/01/17	(NPFGC-FGIC)	220	238,973

Security		Principal (000s)	Value
State of California GO
4.00%, 09/01/17		$670	$713,972
4.20%, 06/01/17	(SGI)	100	106,146
5.00%, 06/01/17	(SGI)	915	983,231
Series A
5.00%, 07/01/17		1,020	1,099,438
Series B
5.00%, 09/01/17		100	108,450
West Contra Costa Unified School District GO
5.00%, 08/01/17	(AGM)	100	108,152
West Valley-Mission Community College District GO
Series A
4.00%, 08/01/17		200	212,776

			18,713,927
COLORADO — 0.96%
City & County of Denver CO GO
Series A
5.00%, 08/01/17		200	216,272
City & County of Denver CO RB
Series A
5.00%, 09/01/17	(AGM)	350	378,052
County of Boulder CO RB
5.00%, 07/15/17		50	53,944
Platte River Power Authority RB
Series GG
4.50%, 06/01/17	(AGM)	70	74,549
Regional Transportation District COP
Series A
5.00%, 06/01/17		300	321,681
University of Colorado RB
Series A
5.00%, 06/01/17		250	268,758
Series B
4.00%, 06/01/17		125	132,174
5.00%, 06/01/17		130	139,754

			1,585,184
CONNECTICUT — 1.57%
City of Danbury CT GO
Series B
5.00%, 07/01/17		265	285,442

32	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2017 AMT-FREE MUNI BOND ETF

September 30, 2015

Security		Principal (000s)	Value
City of Hartford CT GO
Series A
5.25%, 08/15/17	(AMBAC)	$5	$5,433
5.25%, 08/15/17	(ETM) (AMBAC)	95	103,206
City of Stamford CT GO
Series B
5.00%, 07/01/17		300	323,583
State of Connecticut GO
Series B
5.25%, 06/01/17	(AMBAC)	200	215,162
Series C
5.00%, 06/01/17		630	675,152
5.00%, 06/15/17		100	107,312
Series E
4.00%, 08/15/17		150	159,119
State of Connecticut Special Tax Revenue ST
Series A
4.00%, 08/01/17	(AMBAC)	100	106,144
Series B
5.25%, 07/01/17	(AMBAC)	480	518,765
University of Connecticut RB
Series A
4.00%, 08/15/17		75	79,751

			2,579,069
DELAWARE — 0.93%
City of Wilmington DE GO
Series A
5.00%, 06/01/17	(AGM)	100	107,346
County of New Castle DE GO
Series A
5.00%, 07/15/17	(ETM)	70	75,481
5.00%, 07/15/17		130	140,422
Series B
5.00%, 07/15/17		130	140,422
Delaware Transportation Authority RB
5.00%, 07/01/17		190	204,902
Series A
5.00%, 07/01/17		125	134,804
State of Delaware GO
Series A
3.00%, 07/01/17		130	135,617
5.00%, 07/01/17		280	301,857

Security		Principal (000s)	Value
Series B
5.00%, 07/01/17		$275	$296,466

			1,537,317
DISTRICT OF COLUMBIA — 0.73%
District of Columbia GO
Series B
5.00%, 06/01/17	(AMBAC)	650	698,204
Series C
5.00%, 06/01/17	(AGM)	100	107,416
Series F
5.00%, 06/01/17	(BHAC)	375	402,810

			1,208,430
FLORIDA — 5.46%
Central Florida Expressway Authority RB
5.00%, 07/01/17		175	188,309
County of Hillsborough FL Utility Revenue RB
Series A
4.00%, 08/01/17		195	206,932
County of Miami-Dade FL GO
5.00%, 07/01/17		120	128,972
Series B
5.00%, 07/01/17		100	107,477
County of Miami-Dade FL RB
4.50%, 08/01/17	(NPFGC-FGIC)	100	106,783
5.00%, 08/01/17	(NPFGC-FGIC)	275	296,153
County of Miami-Dade FL Transit System RB
4.00%, 07/01/17		140	147,983
5.00%, 07/01/17		200	215,100
5.00%, 07/01/17	(AGM)	125	134,483
County of Palm Beach FL GO
5.00%, 08/01/17		290	313,763
County of Palm Beach FL RB
4.00%, 06/01/17		350	370,027
Florida Department of Environmental Protection RB
5.00%, 07/01/17	(AGM)	155	166,758
Series A
3.25%, 07/01/17		180	188,174
4.00%, 07/01/17		200	211,692

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2017 AMT-FREE MUNI BOND ETF

September 30, 2015

Security		Principal (000s)	Value
Series B
5.00%, 07/01/17		$115	$123,724
5.25%, 07/01/17		285	307,860
Florida’s Turnpike Enterprise RB
Series A
5.00%, 07/01/17		695	748,613
Series C
5.00%, 07/01/17		250	269,285
Lee County School Board COP
Series B
5.00%, 08/01/17		100	107,922
Miami-Dade County School Board Foundation Inc. COP
Series A
5.00%, 08/01/17	(AMBAC)	100	107,890
Palm Beach County School District COP
Series B
5.00%, 08/01/17		150	161,710
State of Florida GO
5.00%, 07/01/17		215	231,783
Series A
5.00%, 06/01/17		805	865,117
5.00%, 07/01/17		285	307,247
Series B
5.00%, 06/01/17		610	655,555
Series C
5.00%, 06/01/17		270	290,164
Series D
5.00%, 06/01/17		225	241,803
5.50%, 06/01/17		330	357,383
Series E
5.00%, 06/01/17		175	188,069
State of Florida Lottery Revenue RB
Series A
5.00%, 07/01/17		390	419,945
5.00%, 07/01/17	(AMBAC)	130	139,981
Series B
5.00%, 07/01/17		235	253,043
Series C
5.00%, 07/01/17		180	193,820
Series E
5.00%, 07/01/17		225	242,275

			8,995,795

Security		Principal (000s)	Value
GEORGIA — 3.69%
County of Cobb GA Water & Sewerage Revenue RB
4.50%, 07/01/17		$140	$149,709
Forsyth County School District GO
5.00%, 06/01/17	(AGM)	300	322,458
Georgia State Road & Tollway Authority RB
5.00%, 06/01/17		190	203,728
Series A
4.00%, 06/01/17	(AGM)	100	105,429
5.00%, 06/01/17		460	493,235
Gwinnett County Water & Sewerage Authority RB
Series A
4.00%, 08/01/17	(GTD)	200	212,548
Metropolitan Atlanta Rapid Transit Authority RB
Series A
5.00%, 07/01/17	(NPFGC)	165	177,669
State of Georgia GO
Series A
5.00%, 07/01/17		270	291,076
Series B
5.00%, 07/01/17		100	107,806
Series D
5.00%, 07/01/17		500	539,030
Series E
5.00%, 08/01/19	(PR 08/01/17)	850	918,178
5.00%, 08/01/21	(PR 08/01/17)	950	1,026,199
Series I
5.00%, 07/01/17		560	603,714
Series J-1
4.00%, 07/01/17		875	928,051

			6,078,830
HAWAII — 1.32%
City & County of Honolulu HI GO
Series A
4.00%, 08/01/17	(ETM)	50	53,080
4.00%, 08/01/17		75	79,665
Series B
2.50%, 08/01/17		100	103,485
5.00%, 08/01/17		275	297,121

34	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2017 AMT-FREE MUNI BOND ETF

September 30, 2015

Security		Principal (000s)	Value
City & County of Honolulu HI Wastewater System Revenue RB
Series A
2.00%, 07/01/17		$100	$102,419
3.25%, 07/01/17		100	104,595
4.25%, 07/01/17	(NPFGC)	150	159,504
5.00%, 07/01/17		125	134,551
State of Hawaii GO
Series DN
5.00%, 08/01/17		250	270,252
Series DQ
5.00%, 06/01/17		435	467,334
Series DR
5.00%, 06/01/17		155	166,521
State of Hawaii State Highway Fund RB
5.50%, 07/01/17		220	239,008

			2,177,535
IDAHO — 0.06%
Ada & Canyon Counties Joint School District No. 2 Meridian GO
Series 2010
3.00%, 07/30/17		100	104,168

			104,168
ILLINOIS — 2.36%
Illinois Finance Authority RB
Series B
5.00%, 07/01/17	(ETM)	10	10,762
5.00%, 07/01/17		225	242,069
Metropolitan Pier & Exposition Authority RB
0.00%, 06/15/17	(NPFGC-FGIC)	230	224,360
5.20%, 06/15/17	(NPFGC)	100	105,992
Series A
5.50%, 06/15/17	(NPFGC-FGIC)	90	95,846
Regional Transportation Authority RB
Series A
5.00%, 07/01/17		150	160,970
6.00%, 07/01/17	(NPFGC-FGIC)	200	217,842
State of Illinois GO
5.00%, 06/01/17		75	79,044
5.00%, 08/01/17		475	502,607

Security		Principal (000s)	Value
First Series
5.50%, 08/01/17	(NPFGC)	$35	$37,268
Series A
5.00%, 06/01/17		850	896,384
State of Illinois RB
4.00%, 06/15/17		100	105,463
5.00%, 06/15/17		695	744,741
5.00%, 06/15/17	(ETM)	5	5,373
Second Series
5.50%, 06/15/17	(NPFGC-FGIC)	320	346,115
Series B
4.50%, 06/15/17		100	106,310

			3,881,146
INDIANA — 0.24%
Indiana University RB
Series A
2.00%, 06/01/17		100	102,454
Series V-1
3.00%, 08/01/17		275	287,246

			389,700
IOWA — 0.66%
Iowa Finance Authority RB
4.25%, 08/01/17		250	266,588
5.00%, 08/01/17		250	270,292
Series A
4.00%, 08/01/17		145	154,125
State of Iowa RB
4.00%, 06/15/17		150	158,838
Series A
5.00%, 06/01/17		215	230,981

			1,080,824
KANSAS — 0.26%
Johnson County Water District No. 1 RB
4.50%, 06/01/17		400	426,228

			426,228
KENTUCKY — 2.11%
Kentucky Asset Liability Commission RB
5.00%, 09/01/17		400	431,448
Kentucky Public Transportation Infrastructure Authority RB
5.00%, 07/01/17		2,250	2,404,732

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2017 AMT-FREE MUNI BOND ETF

September 30, 2015

Security		Principal (000s)	Value
Series A
3.00%, 07/01/17		$50	$51,946
Kentucky State Property & Building Commission RB
Series A
5.00%, 08/01/17		150	161,166
Kentucky Turnpike Authority RB
Series A
5.00%, 07/01/17		400	430,345

			3,479,637
LOUISIANA — 0.64%
Louisiana Public Facilities Authority RB
4.00%, 06/01/17	(AMBAC)	165	174,408
Louisiana State Citizens Property Insurance Corp. RB
5.00%, 06/01/17		110	117,648
State of Louisiana GO
Series C
5.00%, 07/15/17		565	608,296
State of Louisiana RB
Series A
4.00%, 06/15/17		140	148,175

			1,048,527
MAINE — 0.49%
Maine Turnpike Authority RB
5.00%, 07/01/17	(AGM)	100	107,714
5.25%, 07/01/37	(PR 07/01/17)	250	270,328
State of Maine GO
5.00%, 06/01/17		400	429,732

			807,774
MARYLAND — 4.31%
City of Baltimore MD RB
Series D
5.00%, 07/01/17	(AMBAC)	150	161,435
City of Frederick MD GO
5.00%, 09/01/17		100	108,490
County of Baltimore MD GO
5.00%, 08/01/17		345	373,069
County of Frederick MD GO
4.00%, 06/01/17		50	52,881
5.00%, 06/01/18	(PR 06/01/17)	100	107,375

Security		Principal (000s)	Value
Series B
4.00%, 08/01/17		$100	$106,255
County of Howard MD GO
Series B
5.00%, 08/15/17		365	395,258
County of Montgomery MD GO
5.00%, 07/01/17		200	215,612
Series A
5.00%, 07/01/17		100	107,806
5.00%, 08/01/17		200	216,272
County of Prince George’s MD GOL
Series A
5.00%, 07/15/22	(PR 07/15/17)	350	377,601
Series B
5.00%, 07/15/17		200	215,922
Series C
5.00%, 08/01/17		200	216,272
Maryland State Transportation Authority RB
5.00%, 07/01/17		250	269,333
Series A
4.00%, 07/01/17		380	402,766
5.00%, 07/01/17		100	107,733
State of Maryland Department of Transportation RB
Second Series
5.00%, 06/01/17		100	107,387
State of Maryland GO
5.00%, 08/15/23	(PR 08/15/17)	250	270,332
Second Series
5.00%, 07/15/17		250	269,902
5.00%, 08/01/17		485	524,460
Second Series A
3.00%, 08/15/17		100	104,564
Second Series B
5.00%, 08/01/17		275	297,374
5.25%, 08/15/17		360	391,522
Series B
4.50%, 08/01/17		250	268,060
5.00%, 08/01/17		450	486,612
Washington Suburban Sanitary Commission GO
5.00%, 06/01/17		475	510,501

36	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2017 AMT-FREE MUNI BOND ETF

September 30, 2015

Security		Principal (000s)	Value
Series A
5.00%, 06/01/17		$400	$429,896

			7,094,690
MASSACHUSETTS — 5.03%
Commonwealth of Massachusetts GO
Series A
4.00%, 09/01/17		100	106,425
Series C
5.25%, 08/01/17		240	260,282
Commonwealth of Massachusetts GOL
Series A
4.00%, 08/01/17		300	318,519
5.00%, 08/01/17		400	431,984
Series B
3.00%, 07/01/17		100	104,178
5.00%, 06/01/17		210	225,420
5.00%, 07/01/17		400	430,636
5.00%, 08/01/17		350	377,986
Series D
5.50%, 08/01/17		215	234,150
Massachusetts Bay Transportation Authority RB
Series B
5.00%, 07/01/17		175	188,692
5.25%, 07/01/17		385	416,585
Series C
5.50%, 07/01/17	(ETM)	5	5,428
5.50%, 07/01/17		805	874,739
Series D
5.00%, 07/01/17	(ETM)	500	538,480
Massachusetts Clean Water Trust (The) RB
Series 12
5.25%, 08/01/17		500	542,960
Series 14
3.50%, 08/01/17		100	105,400
5.00%, 08/01/17		245	264,933
Series A
5.25%, 08/01/17		485	526,671
Massachusetts Health & Educational Facilities Authority RB
5.38%, 07/01/17		450	488,480

Security		Principal (000s)	Value
Massachusetts Municipal Wholesale Electric Co. RB
5.00%, 07/01/17		$100	$107,586
Massachusetts Port Authority RB
Series B
4.50%, 07/01/17	(AGM)	100	106,698
Series D
5.00%, 07/01/17	(AGM)	140	150,595
Massachusetts School Building Authority RB
Series B
4.00%, 08/15/17		835	888,382
Massachusetts Water Resources Authority RB
5.25%, 08/01/17		485	526,617
Series J
5.25%, 08/01/17	(ETM) (AGM)	55	59,666

			8,281,492
MICHIGAN — 0.37%
Michigan Finance Authority RB
Series A
5.00%, 07/01/17		460	495,908
Michigan State University RB
Series A
4.00%, 08/15/17		100	106,296

			602,204
MINNESOTA — 1.83%
State of Minnesota GO
5.00%, 08/01/17	(ETM)	5	5,401
5.00%, 08/01/17		905	978,287
Series A
5.00%, 06/01/17		125	134,299
5.00%, 08/01/17		175	189,172
Series B
5.00%, 08/01/17		275	297,269
Series C
5.00%, 08/01/17		235	254,030
Series D
3.00%, 08/01/17		200	208,900
4.00%, 08/01/17		100	106,274
5.00%, 08/01/17		415	448,607

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2017 AMT-FREE MUNI BOND ETF

September 30, 2015

Security		Principal (000s)	Value
Series F
4.00%, 08/01/17		$375	$398,527

			3,020,766
MISSISSIPPI — 0.06%
Mississippi Development Bank RB
Series C
5.00%, 08/01/17		100	107,330

			107,330
MISSOURI — 0.26%
Missouri State Environmental Improvement & Energy Resources Authority RB
5.00%, 07/01/17		250	269,515
Series B
5.00%, 07/01/17		150	161,709

			431,224
MONTANA — 0.13%
Montana Department of Transportation RB
4.00%, 06/01/17		200	211,404

			211,404
NEBRASKA — 0.26%
City of Omaha NE GO
5.00%, 06/01/17		250	268,468
Nebraska Public Power District RB
4.00%, 07/01/17		150	158,823

			427,291
NEVADA — 2.10%
Clark County School District GOL
Series A
5.50%, 06/15/17		100	108,197
Series C
5.00%, 06/15/17		115	123,451
Series B
4.50%, 06/15/17	(AMBAC)	475	506,217
County of Clark Department of Aviation RB
Series D
5.00%, 07/01/17		505	542,941
County of Clark NV RB
5.00%, 07/01/17		100	107,568
5.00%, 07/01/17	(AMBAC)	250	268,920

Security		Principal (000s)	Value
Series B
3.00%, 07/01/17		$150	$155,998
Las Vegas Valley Water District GOL
Series B
4.00%, 06/01/17		100	105,670
State of Nevada GOL
Series D
5.00%, 06/01/17		425	456,297
State of Nevada RB
5.00%, 06/01/17		805	864,417
Washoe County School District/NV GOL
Series A
4.13%, 06/01/17		110	116,311
Series F
3.00%, 06/01/17		100	103,872

			3,459,859
NEW HAMPSHIRE — 0.74%
New Hampshire Municipal Bond Bank RB
Series A
5.00%, 08/15/17		475	514,026
State of New Hampshire GO
Series A
5.00%, 07/01/17		200	215,612
Series B
4.00%, 06/01/17		100	105,814
5.00%, 06/01/17		200	214,948
State of New Hampshire RB
5.00%, 09/01/17		150	162,314

			1,212,714
NEW JERSEY — 2.28%
Camden County Municipal Utilities Authority RB
5.25%, 07/15/17	(GTD)	100	108,011
New Jersey Building Authority RB
Series A
3.00%, 06/15/17		115	117,733
5.00%, 06/15/17		250	264,335
New Jersey Economic Development Authority RB
5.00%, 06/15/17		150	157,761
Series GG
5.00%, 09/01/17	(SAP)	40	43,297

38	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2017 AMT-FREE MUNI BOND ETF

September 30, 2015

Security		Principal (000s)	Value
New Jersey Educational Facilities Authority RB Series F
4.50%, 07/01/17		$250	$267,565
New Jersey Transportation Trust Fund Authority RB
Series A
5.75%, 06/15/17		315	337,025
Series AA
5.00%, 06/15/17		270	285,482
State of New Jersey GO
5.00%, 06/01/17		215	228,799
5.00%, 08/01/17		100	106,951
5.00%, 06/01/23	(PR 06/01/17)	160	171,829
5.00%, 06/01/25	(PR 06/01/17)	150	161,089
5.00%, 06/01/26	(PR 06/01/17)	100	107,393
5.00%, 06/01/27	(PR 06/01/17)	295	316,809
Series H
5.25%, 07/01/17		125	133,889
Series L
5.25%, 07/15/17	(AMBAC)	380	407,542
Series N
5.50%, 07/15/17	(NPFGC-FGIC)	400	428,244
Series Q
5.00%, 08/15/17		100	107,077

			3,750,831
NEW MEXICO — 1.45%
Albuquerque Municipal School District No. 12 GO
Series A
4.00%, 08/01/17	(SAW)	225	239,123
City of Albuquerque NM GO Series A
4.00%, 07/01/17		100	106,027
City of Albuquerque NM RB Series B
5.00%, 07/01/17		150	161,517
New Mexico Finance Authority RB
4.50%, 06/01/17		100	106,603
Series B
5.00%, 06/15/17		600	645,774
Santa Fe Public School District GO
5.00%, 08/01/17	(SAW)	250	270,110

Security	Principal (000s)	Value
State of New Mexico Severance Tax Permanent Fund RB
5.00%, 07/01/17	$100	$107,733
Series A
5.00%, 07/01/17	700	754,131

		2,391,018
NEW YORK — 9.46%
City of Albany NY GOL
Series A
2.00%, 07/01/17	100	101,575
City of New York NY GO
Series 1
5.00%, 08/01/17	50	54,014
Series A
3.00%, 08/01/17	100	104,381
Series A-1
4.00%, 08/01/17	115	122,135
4.00%, 08/15/17	250	265,800
4.20%, 08/01/17	210	223,795
5.00%, 08/01/17	825	891,231
Series B
4.00%, 08/01/17	100	106,204
5.00%, 08/01/17	1,115	1,204,512
Series C
3.00%, 08/01/17	100	104,381
4.00%, 08/01/17	250	265,510
5.00%, 08/01/17	835	902,034
5.25%, 08/01/17	100	108,483
Series E
4.00%, 08/01/17	555	589,432
5.00%, 08/01/17	805	869,625
Series G
4.00%, 08/01/17	440	467,298
5.00%, 08/01/17	100	108,028
Series H
4.00%, 08/01/17	200	212,408
Series I
5.00%, 08/01/17	550	594,154
Series I-1
4.00%, 08/01/17	120	127,445
5.00%, 08/01/17	450	486,126
Series J-1
5.00%, 08/01/17	585	631,964

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2017 AMT-FREE MUNI BOND ETF

September 30, 2015

Security		Principal (000s)	Value
Metropolitan Transportation Authority RB
Series A
5.50%, 07/01/17	(SAP)	$345	$374,363
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-1
4.00%, 07/15/17	(SAW)	350	370,825
4.50%, 07/15/17	(SAW)	275	293,807
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 08/01/17	(ETM)	20	21,609
5.00%, 08/01/17		80	86,358
Series A-3
4.00%, 08/01/17		335	355,656
New York City Trust for Cultural Resources RB
Series D
4.00%, 08/01/17		250	265,363
New York City Water & Sewer System RB
Series AA
5.00%, 06/15/17		390	419,691
Series EE
3.00%, 06/15/17		100	104,040
5.00%, 06/15/17		155	166,800
Series FF-1
4.00%, 06/15/17		215	227,674
Series GG
4.00%, 06/15/17		100	105,895
5.00%, 06/15/17		100	107,594
New York State Dormitory Authority RB
3.00%, 07/01/17		100	104,035
4.75%, 07/01/17		100	107,133
5.00%, 07/01/17		740	796,847
Series A
3.10%, 07/01/17		200	209,026
5.00%, 07/01/17		175	188,244
6.00%, 07/01/17	(NPFGC)	100	109,289
Series B
5.00%, 07/01/17	(AGM)	105	112,909

Security		Principal (000s)	Value
Series D
3.00%, 06/15/17		$120	$125,120
5.00%, 06/15/17		570	613,691
New York State Environmental Facilities Corp. RB
5.00%, 06/15/17		375	403,478
5.50%, 06/15/17		175	189,775
Series A
5.00%, 06/15/17		305	328,162
5.00%, 08/15/17		225	243,639
Series B
5.00%, 06/15/17		150	161,391
Series C
5.00%, 06/15/17		230	247,466
Port Authority of New York & New Jersey RB
5.00%, 08/15/17	(AGM)	100	108,393
Series 163
2.50%, 07/15/17	(GOI)	50	51,628
Series 180
3.00%, 06/01/17		50	51,952

			15,592,388
NORTH CAROLINA — 1.48%
City of Charlotte NC GO
5.00%, 08/01/17		645	697,477
City of Charlotte NC Water & Sewer System Revenue RB
5.00%, 07/01/17		110	118,587
Series B
4.00%, 07/01/17		100	106,063
5.00%, 07/01/17		125	134,758
City of Greensboro NC Combined Water & Sewer System Revenue RB
5.25%, 06/01/17		175	188,653
County of Guilford NC GO
Series A
5.00%, 08/01/17		100	108,136
County of Mecklenburg NC GO
Series A
4.00%, 08/01/17		100	106,312
5.00%, 08/01/17		270	291,967

40	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2017 AMT-FREE MUNI BOND ETF

September 30, 2015

Security		Principal (000s)	Value
State of North Carolina GO
Series B
5.00%, 06/01/17		$645	$693,207

			2,445,160
OHIO — 1.96%
City of Columbus OH GO
Series 2012-3
5.00%, 08/15/17		575	622,443
Series A
5.00%, 07/01/17		115	123,977
Ohio State University (The) RB
Series A
4.00%, 06/01/17		100	105,739
Ohio State Water Development Authority RB
5.00%, 06/01/17		510	548,087
State of Ohio GO
Series B
5.00%, 08/01/17		480	518,703
Series C
5.00%, 08/01/17		720	778,054
State of Ohio RB
Series 2007-1
5.00%, 06/15/17	(AGM)	130	139,669
5.50%, 06/15/17	(AGM)	100	108,286
Series 2008-1
5.00%, 06/15/17		270	290,031

			3,234,989
OKLAHOMA — 1.30%
Grand River Dam Authority RB
Series A
4.00%, 06/01/17		100	105,670
5.00%, 06/01/17	(BHAC)	150	161,097
Oklahoma Capital Improvement Authority RB
4.00%, 07/01/17		245	259,190
Series A
3.25%, 07/01/17		100	104,577
Series B
4.00%, 07/01/17		255	269,724
Oklahoma City Water Utilities Trust RB
4.00%, 07/01/17		100	105,901

Security		Principal (000s)	Value
Oklahoma County Independent School District No. 12 Edmond GO
2.50%, 08/01/17		$65	$67,144
Oklahoma County Independent School District No. 89 Oklahoma City GO
3.00%, 07/01/17		100	104,124
Oklahoma Department of Transportation RB
5.00%, 09/01/17		100	108,196
Oklahoma Development Finance Authority RB
3.00%, 06/01/17		120	124,748
State of Oklahoma GO
Series A
4.00%, 07/15/17		125	132,750
5.00%, 07/15/17		360	388,732
Tulsa County Independent School District No. 1 Tulsa GO Series B
2.00%, 08/01/17		200	204,296

			2,136,149
OREGON — 0.77%
City of Portland OR Sewer System Revenue RB
Series A
5.00%, 06/15/17		200	215,252
Clackamas County School District No. 12 North Clackamas GO
5.00%, 06/15/17	(AGM, GTD)	190	204,421
Lane County School District No. 4J Eugene GO
4.00%, 06/15/17	(GTD)	100	105,892
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow GO
5.25%, 06/15/17	(AGM, GTD)	100	107,926
Portland Community College District GO
5.00%, 06/15/17		375	403,462
State of Oregon GO Series A
5.00%, 08/01/17		215	232,411

			1,269,364

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2017 AMT-FREE MUNI BOND ETF

September 30, 2015

Security		Principal (000s)	Value
PENNSYLVANIA — 4.59%
City of Philadelphia PA GO Series A
5.25%, 08/01/17	(AGM)	$150	$162,026
City of Philadelphia PA Water & Wastewater Revenue RB Series A
5.00%, 06/15/17	(AGM)	175	188,017
Commonwealth of Pennsylvania GO
5.00%, 07/01/17		75	80,676
Second Series
5.00%, 08/01/20	(PR 08/01/17)	175	189,003
Series T
5.00%, 07/01/17		450	484,056
Third Series
5.00%, 07/15/17		600	646,314
5.38%, 07/01/17		500	541,105
5.38%, 07/01/17	(AGM)	920	995,799
County of Bucks PA GO
5.00%, 06/01/17		150	161,072
Delaware County Authority RB
5.00%, 08/01/17		150	161,940
Delaware Valley Regional Finance Authority RB
5.75%, 07/01/17		450	487,696
Pennsylvania Economic Development Financing Authority RB Series A
5.00%, 07/01/17		1,405	1,514,154
Pennsylvania Higher Educational Facilities Authority RB
3.50%, 08/01/17		150	156,939
5.00%, 08/01/17		210	226,195
5.00%, 09/01/17		125	135,588
Series AN
5.00%, 06/15/17		125	133,789
Pennsylvania Intergovernmental Cooperation Authority ST
5.00%, 06/15/17		660	709,506
Pennsylvania State University RB
Series B
5.25%, 08/15/17		100	108,583
Pennsylvania Turnpike Commission RB
Series A
5.00%, 06/01/17	(AGM)	100	107,138

Security		Principal (000s)	Value
Series C
5.25%, 06/01/17	(AGM)	$250	$268,880
Philadelphia Regional Port Authority RB
5.00%, 09/01/17		100	108,055

			7,566,531
RHODE ISLAND — 0.07%
Rhode Island Health & Educational Building Corp. RB
4.00%, 09/01/17		105	111,891

			111,891
SOUTH CAROLINA — 0.47%
County of Charleston SC GO
Series A
5.50%, 08/01/17		100	109,049
North Charleston Sewer District RB
4.00%, 07/01/17		100	105,774
South Carolina Ports Authority RB
5.00%, 07/01/17		125	133,936
State of South Carolina GO
Series A
5.00%, 06/01/17		200	214,948
5.00%, 07/01/17	(SAW)	200	215,612

			779,319
SOUTH DAKOTA — 0.13%
South Dakota State Building Authority RB
5.00%, 06/01/17	(ETM) (AGM)	85	91,239
5.00%, 06/01/17	(AGM)	115	123,341

			214,580
TENNESSEE — 1.31%
City of Johnson City TN GO
4.00%, 06/01/17		100	105,653
Metropolitan Government of Nashville & Davidson County TN GO
Series A
4.00%, 07/01/17		125	132,466
5.00%, 07/01/17		545	587,041
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB
5.00%, 07/01/17		250	269,195

42	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2017 AMT-FREE MUNI BOND ETF

September 30, 2015

Security		Principal (000s)	Value
Metropolitan Nashville Airport Authority (The) RB
Series A
4.13%, 07/01/17	(AGM)	$100	$105,595
State of Tennessee GO
Series A
4.00%, 08/01/17		695	738,869
Series C
5.00%, 09/01/17		200	216,926

			2,155,745
TEXAS — 7.01%
Austin Independent School District GO
4.00%, 08/01/17		250	265,787
5.00%, 08/01/17	(PSF)	215	232,108
City of Arlington TX GOL
Series A
4.00%, 08/15/17		115	122,285
City of Austin TX GOL
5.00%, 09/01/17		100	108,490
City of Carrollton TX GOL
4.00%, 08/15/17		200	212,110
City of Dallas TX RB
5.00%, 08/15/17	(AGM)	100	107,271
City of El Paso TX GOL
5.00%, 08/15/17		100	108,118
City of Houston TX Airport System Revenue RB
Series B
5.00%, 07/01/17	(NPFGC-FGIC)	175	187,957
City of Irving TX Waterworks & Sewer System Revenue RB
5.00%, 08/15/17		150	162,235
City of San Antonio TX GOL
5.00%, 08/01/17		290	313,493
Clear Creek Independent School District GO
Series B
3.00%, 02/15/35	(MT 08/14/17)	100	104,281
Corpus Christi Independent School District GO
5.00%, 08/15/17		165	178,525
County of Bexar TX GOL
5.00%, 06/15/17		50	53,778

Security		Principal (000s)	Value
County of Harris TX GOL
Series C
5.00%, 08/15/17		$315	$340,821
County of Harris TX RB
Series A
5.00%, 08/15/17	(NPFGC)	355	383,613
County of Tarrant TX GOL
4.00%, 07/15/17		320	339,664
5.00%, 07/15/17		200	215,850
Del Mar College District GOL
5.00%, 08/15/17		100	108,040
Denton Independent School District GO
4.50%, 08/15/17		125	133,949
El Paso Independent School District GO
5.00%, 08/15/17	(PSF)	200	216,226
Frisco Independent School District GO
5.00%, 08/15/17	(PSF)	100	108,113
Hays Consolidated Independent School District GO
4.00%, 08/15/17	(PSF)	400	425,008
Houston Independent School District GOL
Series A
5.00%, 08/15/17	(PSF)	300	324,576
Keller Independent School District/TX GO
1.50%, 08/15/17	(PSF)	100	101,676
Klein Independent School District GO
Series A
4.00%, 08/01/17		250	265,360
5.00%, 08/01/17	(PSF)	100	107,957
Leander Independent School District GO
Series A
0.00%, 08/15/17	(PSF)	50	49,193
Lewisville Independent School District GO
5.00%, 08/15/17		50	54,059
Lone Star College System GOL
Series A
5.00%, 08/15/17		100	107,996

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2017 AMT-FREE MUNI BOND ETF

September 30, 2015

Security		Principal (000s)	Value
Magnolia Independent School District/TX GO
5.00%, 08/15/17	(PSF)	$100	$108,035
Mesquite Independent School District GO
4.25%, 08/15/17	(ETM) (PSF)	100	106,757
4.25%, 08/15/17	(PSF)	130	138,733
North East Independent School District/TX GO
5.00%, 08/01/17	(PSF)	140	151,256
Series A
5.00%, 08/01/17	(PSF)	250	270,100
North Texas Municipal Water District RB
3.00%, 06/01/17		100	103,909
North Texas Tollway Authority RB
Series A
4.00%, 09/01/17		25	26,596
5.00%, 09/01/17		300	324,867
Northside Independent School District GO
4.00%, 08/15/17	(PSF)	150	159,378
Permanent University Fund RB
5.00%, 07/01/17		500	539,030
Round Rock Independent School District GO
5.00%, 08/01/17		215	232,108
5.00%, 08/01/17	(PSF)	170	183,527
Series A
4.00%, 08/01/17		125	132,669
San Antonio Independent School District/TX GO
5.00%, 08/15/17	(PSF)	290	313,757
South San Antonio Independent School District/TX GO
4.25%, 08/15/17	(PSF)	90	95,976
State of Texas GO
Series A
5.00%, 08/01/17		260	281,164
Series B
5.00%, 08/01/17		100	108,101
Series C
5.25%, 08/01/17		200	217,114

Security		Principal (000s)	Value
Series D
4.00%, 08/01/17		$100	$106,277
Series E
4.00%, 08/01/17		340	361,342
Texas Tech University RB
Series A
5.00%, 08/15/17		225	243,353
Texas Water Development Board RB
Series A
5.00%, 07/15/17		245	264,509
University of Texas System (The) RB
Series A
5.00%, 08/15/17		175	189,508
Series B
3.00%, 08/15/17		250	261,410
5.00%, 08/15/17		245	265,310
5.25%, 08/15/17		390	424,148
Series C
5.00%, 08/15/17		180	194,922
Series E
5.00%, 08/15/17		100	108,290
Waco Independent School District GO
4.25%, 08/15/17	(PSF)	100	106,640
Wylie Independent School District/TX GO
0.00%, 08/15/17	(PSF)	100	98,524

			11,555,849
UTAH — 1.94%
Davis County School District GO
5.00%, 06/01/17	(GTD)	100	107,457
Intermountain Power Agency RB
Series A
4.00%, 07/01/17		600	635,292
State of Utah GO
Series A
4.00%, 07/01/17		510	541,294
5.00%, 07/01/17		1,315	1,418,609
Series C
4.00%, 07/01/17		100	106,136
5.00%, 07/01/17		360	388,364

			3,197,152
VIRGINIA — 3.44%
City of Fairfax VA GO
2.50%, 07/15/17		100	103,509

44	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2017 AMT-FREE MUNI BOND ETF

September 30, 2015

Security		Principal (000s)	Value
City of Richmond VA GO Series C
5.00%, 07/15/17	(SAW)	$150	$161,971
City of Virginia Beach VA GO
Series A
5.00%, 06/01/17		200	214,948
Series B
5.00%, 07/15/17		175	188,932
Commonwealth of Virginia GO
Series A-1
5.00%, 06/01/17		125	134,343
Series B
4.00%, 06/01/17		130	137,558
5.00%, 06/01/17		325	349,290
County of Arlington VA GO
Series C
4.00%, 08/15/17		100	106,427
Series D
5.00%, 08/01/17		200	216,272
County of Henrico VA GO
5.00%, 07/15/17		370	399,456
Virginia Beach Development Authority RB
Series B
5.00%, 08/01/17		100	107,986
Virginia College Building Authority RB
5.00%, 09/01/17		750	812,925
Series A
5.00%, 09/01/17		100	108,390
Virginia Public Building Authority RB
Series A
5.00%, 08/01/17		840	907,729
Series C
5.00%, 08/01/17		100	108,063
Virginia Public School Authority RB
Series A
5.00%, 08/01/17		220	237,739
Series B
5.00%, 08/01/17		300	324,189
5.00%, 08/01/17	(SAW)	150	162,094
5.25%, 08/01/17		470	510,039
Series C
5.00%, 08/01/17	(SAW)	125	135,079

Security		Principal (000s)	Value
Series 2010C
5.00%, 08/01/17	(SAW)	$230	$248,545

			5,675,484
WASHINGTON — 5.63%
Clark County School District No. 114 Evergreen GO
Series B
3.00%, 06/01/17	(GTD)	150	155,915
County of King WA GOL
5.00%, 06/01/17		100	107,433
Series B
5.00%, 06/01/17		100	107,433
Energy Northwest RB
Series A
4.00%, 07/01/17		160	169,557
4.50%, 07/01/17		285	304,505
5.00%, 07/01/17		1,600	1,723,424
5.25%, 07/01/17	(NPFGC)	275	297,412
Series B
5.00%, 07/01/17		485	522,413
Series C
0.00%, 07/01/17		100	98,593
5.00%, 07/01/17		120	129,257
5.25%, 07/01/17	(NPFGC)	140	151,410
Series D
5.00%, 07/01/17		100	107,714
King County School District No. 414 Lake Washington GOL
5.00%, 06/01/17		200	214,762
Port of Seattle WA RB
4.00%, 06/01/17		100	105,578
5.50%, 09/01/17	(NPFGC)	150	163,509
Series A
4.00%, 08/01/17		200	212,086
State of Washington COP
Series B
4.50%, 07/01/17		355	379,296
Series D
4.00%, 07/01/17		140	148,362
State of Washington GO
Series 2010A
5.00%, 08/01/17		125	135,126
Series A
5.00%, 07/01/32	(PR 07/01/17)	250	268,965

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2017 AMT-FREE MUNI BOND ETF

September 30, 2015

Security		Principal (000s)	Value
Series B
5.00%, 07/01/17		$100	$107,769
5.00%, 07/01/17	(AGM)	200	215,538
Series C
0.00%, 06/01/17	(AMBAC)	100	98,730
5.00%, 06/01/17		105	112,805
5.50%, 07/01/17		205	222,712
Series R
5.00%, 07/01/17		130	140,100
Series R-2007C
5.00%, 07/01/17		575	619,672
Series R-2011B
5.00%, 07/01/17		315	339,472
Series R-2011C
5.00%, 07/01/17		1,045	1,126,186
Series R-2013A
5.00%, 07/01/17		165	177,819
Series R-2015-C
5.00%, 07/01/17		100	107,696
State of Washington RB
5.00%, 09/01/17		475	512,881

			9,284,130
WEST VIRGINIA — 0.07%
School Building Authority of West Virginia RB
5.00%, 07/01/17		100	107,550

			107,550
WISCONSIN — 1.70%
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB
Series 2
5.00%, 06/01/17		400	429,524
Series 4
4.00%, 06/01/17		250	264,305
State of Wisconsin RB
Series 1
4.00%, 07/01/17		325	344,412
5.00%, 07/01/17		100	107,714
Wisconsin Department of Transportation RB
Series 1
5.00%, 07/01/17		350	376,999
5.00%, 07/01/17	(NPFGC-FGIC)	195	210,042
Series 2
4.00%, 07/01/17		425	450,385

Security		Principal or Shares (000s)	Value
WPPI Energy
Series 2013A
4.00%, 07/01/17		$150	$158,769
Series A
5.00%, 07/01/17	(AGM)	435	467,682

			2,809,832

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $161,239,018)			162,768,455

SHORT-TERM INVESTMENTS — 0.23%

MONEY MARKET FUNDS — 0.23%
BlackRock Liquidity Funds: MuniFund, Institutional Shares
0.02%[a,b]		375	374,880

			374,880

TOTAL SHORT-TERM INVESTMENTS
(Cost: $374,880)			374,880

TOTAL INVESTMENTS IN SECURITIES — 99.01%
(Cost: $161,613,898)			163,143,335
Other Assets, Less Liabilities — 0.99%			1,626,264

NET ASSETS — 100.00%			$164,769,599

COP  —  Certificates of Participation

ETM  —  Escrowed to Maturity

GO  —  General Obligation

GOI  —  General Obligation of the Issuer

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

MT  —  Mandatory Tender

PR  —  Prerefunded

PSF  —  Permanent School Fund

RB  —  Revenue Bond

SAP  —  Subject to Appropriations

SAW  —  State Aid Withholding

ST  —  Special Tax

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

AMBAC  —  Ambac Assurance Corp.

BHAC  —  Berkshire Hathaway Assurance Corp.

FGIC  —  Financial Guaranty Insurance Co.

NPFGC  —  National Public Finance Guarantee Corp.

NPFGC-FGIC  —  National Public Finance Guarantee Corp. – Financial Guaranty Insurance Co.

SGI  —  Syncora Guarantee Inc.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

46	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® iBONDS® SEP 2018 AMT-FREE MUNI BOND ETF

September 30, 2015

Security	Principal (000s)	Value
MUNICIPAL BONDS & NOTES — 98.83%

ALABAMA — 0.83%
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/18	$225	$251,469
Alabama Public School & College Authority RB
5.00%, 09/01/18	150	167,939
Series A
5.00%, 06/01/18	50	55,554
State of Alabama GO
Series A
5.00%, 08/01/18	50	55,921
Series C
5.00%, 06/01/18	250	278,142

		809,025
ALASKA — 0.84%
Alaska Energy Authority RB Series Sixth
5.00%, 07/01/18	25	27,715
Borough of North Slope AK GO
Series A
4.00%, 06/30/18	100	108,687
5.50%, 06/30/18	120	135,311
Municipality of Anchorage AK GO
Series B
5.00%, 08/01/18	100	111,782
5.00%, 09/01/18	100	112,062
State of Alaska GO
Series A
4.00%, 08/01/18	245	267,153
5.00%, 08/01/18	50	55,921

		818,631
ARIZONA — 3.83%
Arizona Board of Regents COP
Series C
5.00%, 06/01/18	100	110,556
Arizona State University RB
Series A
4.00%, 07/01/18	30	32,583
Arizona Transportation Board RB
5.00%, 07/01/18	225	250,938

Security		Principal (000s)	Value
Series A
5.00%, 07/01/18		$125	$139,119
City of Chandler AZ GO
3.13%, 07/01/18		30	31,904
City of Mesa AZ GO
5.00%, 07/01/18	(NPFGC-FGIC)	45	50,083
City of Mesa AZ RB
3.00%, 07/01/18		20	21,184
City of Phoenix AZ GOL
Series C
4.00%, 07/01/18		60	65,285
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/18		460	512,491
5.25%, 07/01/18	(NPFGC-FGIC)	150	168,310
Series A
5.00%, 07/01/18		270	299,327
City of Scottsdale AZ GOL
3.00%, 07/01/18		220	233,026
City of Scottsdale AZ Water & Sewer Revenue RB
5.00%, 07/01/18		50	55,677
City of Tempe AZ GO
Series A
4.00%, 07/01/18		155	168,654
City of Tempe AZ GOL
Series B
4.00%, 07/01/18		100	108,809
City of Tucson AZ Water System Revenue RB
5.00%, 07/01/18		30	33,406
County of Maricopa AZ COP
5.00%, 07/01/18		250	277,297
County of Pima AZ GO
4.00%, 07/01/18	(AGM)	135	146,660
County of Pima AZ RB
4.00%, 07/01/18		90	97,722
County of Pima AZ Sewer System Revenue RB
5.00%, 07/01/18		110	122,552
Maricopa County Community College District GO
4.00%, 07/01/18		305	331,867

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2018 AMT-FREE MUNI BOND ETF

September 30, 2015

Security		Principal (000s)	Value
Maricopa County Unified School District No. 48 Scottsdale GO
5.00%, 07/01/18		$75	$83,471
Scottsdale Municipal Property Corp. RB
5.00%, 07/01/18		145	161,716
State of Arizona COP
5.00%, 09/01/18		100	111,325
Yavapai County Community College District GOL
4.00%, 07/01/18		100	108,523

			3,722,485
CALIFORNIA — 13.85%
Burbank Unified School District GO
Series C
0.00%, 08/01/18	(NPFGC-FGIC)	50	48,132
Cabrillo Community College District GO
5.00%, 08/01/18		100	111,752
California State Public Works Board RB
5.00%, 06/01/18		50	55,502
5.00%, 09/01/18		250	280,232
Series F
4.00%, 09/01/18		20	21,804
Series G
5.00%, 09/01/18		75	83,900
City & County of San Francisco CA GO
Series A
5.00%, 06/15/18		130	145,033
City of Cupertino CA COP
2.00%, 07/01/18		150	155,265
City of Los Angeles CA GO
Series B
5.00%, 09/01/18		85	95,507
City of Los Angeles CA Wastewater System Revenue RB
Series A
5.00%, 06/01/18		225	250,317
County of Sacramento CA Airport System Revenue RB
Series D
3.90%, 07/01/18	(AGM)	110	118,327

Security		Principal (000s)	Value
Desert Sands Unified School District GO
4.00%, 08/01/18		$50	$54,507
East Bay Municipal Utility District Water System Revenue RB
4.00%, 06/01/18		40	43,492
Elsinore Valley Municipal Water District COP
5.38%, 07/01/18	(NPFGC)	100	112,023
Foothill-De Anza Community College District GO
Series C
5.25%, 08/01/18	(NPFGC-FGIC)	70	79,008
Grossmont Union High School District GO
Series A
5.00%, 08/01/18		100	111,662
Grossmont-Cuyamaca Community College District GO
5.00%, 08/01/18	(AGM)	170	189,725
Huntington Beach Union High School District GO
4.00%, 08/01/18		75	81,782
Las Virgenes Unified School District GO
Series D
0.00%, 09/01/18	(NPFGC)	75	72,166
Livermore-Amador Valley Water Management Agency RB
5.00%, 08/01/18		100	111,513
Long Beach Unified School District GO
Series A
5.00%, 08/01/18		70	78,122
Los Altos Elementary School District GO
3.00%, 08/01/18		100	106,558
Los Angeles Community College District/CA GO
Series E-1
4.00%, 08/01/18		200	218,084
Los Angeles County Metropolitan Transportation Authority RB
4.00%, 07/01/18		100	108,267

48	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2018 AMT-FREE MUNI BOND ETF

September 30, 2015

Security		Principal (000s)	Value
Series A
5.00%, 07/01/18		$515	$575,389
Series B
5.00%, 06/01/18		130	145,025
Los Angeles County Public Works Financing Authority RB
Series A
5.00%, 08/01/18		290	323,475
Los Angeles Department of Water & Power RB
Series A
3.00%, 07/01/18		200	212,293
4.00%, 07/01/18		135	146,969
5.00%, 07/01/18		160	178,538
Series B
5.00%, 07/01/18		325	362,654
Los Angeles Department of Water RB
Series B
5.00%, 07/01/18		110	122,969
Los Angeles Unified School District/CA GO
Series A
5.00%, 07/01/18		220	245,425
Series A-1
5.50%, 07/01/18	(FGIC)	270	304,795
Series B
5.00%, 07/01/18		200	223,114
Series C
5.00%, 07/01/18		200	223,114
Series D
5.00%, 07/01/18		50	55,779
Series KRY
5.00%, 07/01/18		240	267,737
M-S-R Public Power Agency RB
Series L
5.00%, 07/01/18	(AGM)	125	138,649
Metropolitan Water District of Southern California RB
Series A
5.00%, 07/01/18		230	256,848
Series E
4.00%, 07/01/18		50	54,476
New Haven Unified School District GO
5.00%, 08/01/18	(AGM)	125	138,981

Security		Principal (000s)	Value
Northern California Power Agency RB
Series A
5.00%, 07/01/18		$175	$195,174
Pasadena Unified School District GO
Series A-1
5.00%, 08/01/18		100	111,782
Riverside County Transportation Commission RB
Series A
5.00%, 06/01/18		155	172,610
Sacramento Municipal Utility District RB
Series K
5.75%, 07/01/18	(AMBAC)	90	102,236
Series U
5.00%, 08/15/18	(AGM)	95	106,376
Series X
5.00%, 08/15/18		75	83,981
San Diego Community College District GO
5.00%, 08/01/18		195	218,667
San Diego Public Facilities Financing Authority Water Revenue RB
Series A
5.00%, 08/01/18		150	167,718
San Diego Unified School District/CA GO
6.05%, 07/01/18		100	114,256
Series A
0.00%, 07/01/18	(NPFGC-FGIC)	140	135,576
Series R-3
5.00%, 07/01/18		100	111,557
San Francisco Bay Area Rapid Transit District GO
Series C
5.00%, 08/01/18		150	167,943
San Francisco Unified School District GO
Series E
5.00%, 06/15/18		135	150,534
San Jose Financing Authority RB
Series A
5.00%, 06/01/18		100	111,173

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2018 AMT-FREE MUNI BOND ETF

September 30, 2015

Security		Principal (000s)	Value
San Juan Unified School District GO
5.00%, 08/01/18		$75	$83,792
San Mateo County Community College District GO
Series A
0.00%, 09/01/18	(NPFGC)	200	194,802
Santa Clara Unified School District GO
5.00%, 07/01/18		100	111,557
Santa Monica Community College District GO
Series A
4.00%, 08/01/18		100	109,042
Southern California Public Power Authority RB
5.00%, 07/01/18		520	580,097
Series A
3.50%, 07/01/18		100	107,478
State of California GO
4.50%, 08/01/18		205	226,539
5.00%, 09/01/18		725	813,421
Series A
4.40%, 07/01/18		220	241,771
5.00%, 07/01/18	(ETM)	1,405	1,566,968
5.00%, 07/01/18		480	535,334
Series B
5.00%, 09/01/18		120	134,635
Tahoe-Truckee Unified School District GO
5.50%, 08/01/18		75	84,751

			13,448,680
COLORADO — 0.56%
City & County of Denver CO GO
5.25%, 08/01/18		90	101,288
Series A
5.00%, 08/01/18		145	162,171
Colorado Water Resources & Power Development Authority RB
Series A
4.00%, 09/01/18		60	65,594
Regional Transportation District COP
Series A
5.00%, 06/01/18		100	110,682
University of Colorado RB
5.00%, 06/01/18		90	100,225

			539,960

Security		Principal (000s)	Value
CONNECTICUT — 2.48%
City of Bristol CT GO
4.00%, 07/15/18		$60	$65,117
City of Stamford CT GO
5.00%, 08/15/18		100	112,066
Connecticut State Health & Educational Facility Authority RB
Series A
1.38%, 07/01/35		550	556,028
State of Connecticut GO
Series B
5.25%, 06/01/18	(AMBAC)	390	434,148
Series C
5.00%, 06/01/18		170	188,127
5.00%, 06/15/18		250	276,990
State of Connecticut RB
Series A
5.00%, 06/01/18		150	166,802
State of Connecticut Special Tax Revenue ST
Series B
5.25%, 07/01/18	(AMBAC)	100	111,974
Town of Newton CT GO
5.00%, 07/01/18		100	111,470
Town of Watertown CT GO
Series B
5.00%, 07/01/18		150	166,986
Town of West Hartford CT GO
Series A
5.00%, 07/01/18		100	111,644
University of Connecticut RB
Series A
4.00%, 08/15/18		100	108,861

			2,410,213
DELAWARE — 0.92%
County of New Castle DE GO
Series B
4.00%, 07/15/18		135	147,219
Delaware Transportation Authority RB
5.00%, 07/01/18		140	156,342
Series A
5.00%, 07/01/18		285	318,268

50	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2018 AMT-FREE MUNI BOND ETF

September 30, 2015

Security		Principal (000s)	Value
State of Delaware GO
5.00%, 07/01/18		$175	$195,428
Series A
3.00%, 07/01/18		75	79,609

			896,866
DISTRICT OF COLUMBIA — 0.64%
District of Columbia GO
Series A
5.00%, 06/01/18		225	249,991
Series B
5.25%, 06/01/18	(AMBAC)	260	290,591
Washington Metropolitan Area Transit Authority RB
Series A
5.00%, 07/01/18		70	77,866

			618,448
FLORIDA — 4.77%
County of Hillsborough FL RB
5.00%, 08/01/18		30	33,470
County of Miami-Dade FL RB
5.25%, 08/01/18	(NPFGC-FGIC)	50	55,882
County of Miami-Dade FL Transit System RB
5.00%, 07/01/18		145	160,917
County of Palm Beach FL RB
5.00%, 06/01/18		200	222,214
Florida Department of Environmental Protection RB
Series B
5.00%, 07/01/18		140	155,530
5.25%, 07/01/18		380	424,730
Florida Department of Management Services COP
Series A
5.00%, 08/01/18		100	111,627
Florida’s Turnpike Enterprise RB
Series A
4.00%, 07/01/18		225	244,433
5.00%, 07/01/18		310	345,194
Hillsborough County School Board COP
5.50%, 07/01/18		100	112,129

Security		Principal (000s)	Value
Lee County School Board COP
5.00%, 08/01/18		$125	$139,242
Miami-Dade County Expressway Authority RB
Series A
5.00%, 07/01/18		90	99,931
Miami-Dade County School Board Foundation Inc. COP
Series A
5.00%, 08/01/18	(AMBAC)	50	55,655
Palm Beach County School District COP
Series 2012C
5.00%, 08/01/18		225	250,234
Series B
5.00%, 08/01/18		50	55,608
State of Florida GO
5.00%, 07/01/18		100	111,528
Series A
5.00%, 06/01/18		820	912,004
Series B
5.00%, 06/01/18		255	283,611
Series C
5.00%, 06/01/18		45	50,049
Series D
5.00%, 06/01/18		100	111,220
Series E
5.00%, 06/01/18		70	77,854
State of Florida Lottery Revenue RB
Series A
4.50%, 07/01/18		405	445,249
5.00%, 07/01/18		100	111,295
Series E
5.00%, 07/01/18		60	66,777

			4,636,383
GEORGIA — 2.52%
County of Cobb GA Water & Sewerage Revenue RB
4.50%, 07/01/18		75	82,648
Douglasville-Douglas County Water & Sewer Authority RB
5.00%, 06/01/18		40	44,310

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2018 AMT-FREE MUNI BOND ETF

September 30, 2015

Security	Principal (000s)	Value
Georgia State Road & Tollway Authority RB
Series A
5.00%, 06/01/18	$250	$276,995
5.00%, 06/01/18	(AGM)	200	221,596
Metropolitan Atlanta Rapid Transit Authority RB
Series A
5.00%, 07/01/18	45	50,109
Series B
4.00%, 07/01/18	100	108,637
State of Georgia GO
Series A
5.00%, 07/01/18	275	306,782
Series B
4.25%, 08/01/18	150	164,613
5.00%, 07/01/18	100	111,557
Series E-2
4.00%, 09/01/18	225	245,799
Series I
5.00%, 07/01/18	745	831,099

2,444,145
HAWAII — 2.08%
City & County of Honolulu HI GO
4.00%, 08/01/18	75	81,668
Series B
5.00%, 08/01/18	150	167,531
City & County of Honolulu HI Wastewater System Revenue RB
3.00%, 07/01/18	180	190,557
Series 2009A
5.00%, 07/01/18	80	89,059
Series A
5.00%, 07/01/18	100	111,295
City & County of Honolulu HI Water Supply System Revenue RB
4.00%, 07/01/18	30	32,608
County of Maui HI GO
5.00%, 06/01/18	150	166,830
State of Hawaii GO
5.00%, 06/01/18	260	288,878
Series DO
5.00%, 08/01/18	200	223,614

Security		Principal (000s)	Value
Series DQ
5.00%, 06/01/18	(ETM)	$500	$555,675
State of Hawaii State Highway Fund RB
Series B
5.25%, 07/01/18	(AGM)	100	112,207

			2,019,922
ILLINOIS — 2.10%
Du Page Cook & Will Counties Community College District No. 502 GO
Series A
5.00%, 06/01/18		70	77,559
Metropolitan Pier & Exposition Authority RB
0.00%, 06/15/18	(NPFGC-FGIC)	205	196,553
Regional Transportation Authority RB
5.75%, 06/01/18	(AGM)	50	56,059
Series A
5.00%, 07/01/18		50	55,301
Series B
5.50%, 06/01/18	(NPFGC)	160	178,339
State of Illinois GO
0.00%, 08/01/18		100	93,702
4.00%, 07/01/18		360	374,951
5.00%, 08/01/18		210	224,515
First Series
5.50%, 08/01/18	(NPFGC)	135	146,648
State of Illinois RB
3.00%, 06/15/18		150	157,540
5.00%, 06/15/18		130	143,452
Series B
5.00%, 06/15/18		305	336,561

			2,041,180
INDIANA — 0.33%
Indiana University RB
Series 2008A
5.00%, 06/01/18		100	111,220
Purdue University RB
Series Y
5.00%, 07/01/18		185	206,110

			317,330

52	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2018 AMT-FREE MUNI BOND ETF

September 30, 2015

Security	Principal (000s)	Value
IOWA — 0.46%
Iowa City Community School District GO
Series B
3.00%, 06/01/18	$135	$142,877
Iowa Finance Authority RB
4.50%, 08/01/18	80	88,227
5.00%, 08/01/18	135	150,861
Series A
5.00%, 08/01/18	55	61,480

443,445
KANSAS — 0.28%
Kansas Turnpike Authority RB
Series A
5.00%, 09/01/18	240	268,555

268,555
KENTUCKY — 0.41%
Kentucky State Property & Building Commission RB
Series A
5.00%, 08/01/18	75	82,988
Kentucky Turnpike Authority RB
Series A
5.00%, 07/01/18	285	316,698

399,686
LOUISIANA — 0.34%
Louisiana State Citizens Property Insurance Corp. RB
5.00%, 06/01/18	100	110,100
State of Louisiana GO
Series A
5.00%, 08/01/18	200	222,718

332,818
MAINE — 0.05%
Maine Turnpike Authority RB
5.00%, 07/01/18	(AGM)	40	44,564

44,564
MARYLAND — 4.67%
City of Frederick MD GO
5.00%, 09/01/18	175	196,198
County of Baltimore MD GO
5.00%, 08/01/18	250	279,530

Security	Principal (000s)	Value
Series B
4.50%, 09/01/18	$100	$110,653
County of Frederick MD GO
4.00%, 08/01/18	100	108,924
County of Harford MD GO
5.00%, 07/01/18	150	167,162
County of Howard MD GO
Series A
5.00%, 08/15/18	100	111,945
Series B
5.00%, 08/15/18	150	167,918
County of Montgomery MD GO
Series A
5.00%, 07/01/18	100	111,528
5.00%, 08/01/18	100	111,812
County of Montgomery MD GOL
Series A
5.00%, 08/01/18	150	167,718
County of Prince George’s MD GOL
4.00%, 07/15/18	25	27,226
Series A
5.00%, 09/01/18	250	280,232
Maryland State Transportation Authority RB
5.00%, 07/01/18	250	278,603
Series A
4.00%, 07/01/18	135	146,776
5.00%, 07/01/18	95	105,869
State of Maryland Department of Transportation RB
4.00%, 09/01/18	50	54,531
State of Maryland GO
4.00%, 08/15/18	575	627,371
5.25%, 08/15/18	155	174,614
Second Series
5.00%, 07/15/18	270	301,487
Series A
5.00%, 08/01/18	200	223,624
Series B
5.00%, 08/01/18	150	167,718
Washington Suburban Sanitary Commission GO
5.00%, 06/01/18	350	389,301

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2018 AMT-FREE MUNI BOND ETF

September 30, 2015

Security		Principal (000s)	Value
Series 2009A
4.00%, 06/01/18		$110	$119,450
Series 2010A
4.00%, 06/01/18		100	108,591

			4,538,781
MASSACHUSETTS — 4.46%
Commonwealth of Massachusetts GOL
5.00%, 06/01/18		100	111,027
Series A
3.70%, 08/01/18		100	107,993
5.00%, 08/01/18		220	245,581
Series B
4.00%, 06/01/18		240	260,141
4.00%, 07/01/18		25	27,152
5.00%, 08/01/18		525	586,047
Series D
5.50%, 08/01/18		160	180,842
5.50%, 08/01/18	(NPFGC)	100	113,026
Massachusetts Bay Transportation Authority RB
5.50%, 07/01/18		100	113,004
Series A
4.00%, 07/01/18		100	108,923
5.00%, 07/01/24	(PR 07/01/18)	100	111,411
5.25%, 07/01/18		275	308,891
Series B
5.00%, 07/01/18		270	301,439
5.25%, 07/01/18		105	117,940
Series C
5.00%, 07/01/31	(PR 07/01/18)	500	557,640
Series D
5.00%, 07/01/18		120	133,973
Massachusetts Clean Water Trust (The) RB
Series 12B
5.00%, 08/01/18		195	218,092
Series 15A
5.00%, 08/01/18		455	508,881
Massachusetts Water Resources Authority RB
5.00%, 08/01/18		200	223,794

			4,335,797

Security	Principal (000s)	Value
MICHIGAN — 0.72%
Michigan Finance Authority RB
Series A
5.00%, 07/01/18	$625	$697,594

697,594
MINNESOTA — 1.62%
Metropolitan Council GO
Series D
5.00%, 09/01/18	25	28,031
State of Minnesota GO
5.00%, 08/01/18	365	408,004
Series A
5.00%, 08/01/18	385	430,361
Series B
5.00%, 08/01/18	125	139,728
Series F
4.00%, 08/01/18	340	370,542
State of Minnesota RB
4.00%, 06/01/18	(AGM)	155	167,958
University of Minnesota RB
5.00%, 08/01/18	30	33,506

1,578,130
MISSISSIPPI — 0.03%
Mississippi State University Educational Building Corp. RB
Series A
4.00%, 08/01/18	25	27,223

27,223
MISSOURI — 0.23%
Missouri State Environmental Improvement & Energy Resources Authority RB
5.00%, 07/01/18	75	83,668
Series A
5.00%, 07/01/18	125	139,446

223,114
MONTANA — 0.17%
Montana Department of Transportation RB
5.00%, 06/01/18	150	166,472

166,472

54	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2018 AMT-FREE MUNI BOND ETF

September 30, 2015

Security		Principal (000s)	Value
NEBRASKA — 0.11%
Douglas County School District No. 17/NE GO
4.00%, 06/15/18		$100	$108,604

			108,604
NEVADA — 1.38%
Clark County School District GOL
Series A
5.00%, 06/15/18		75	83,037
Clark County Water Reclamation District GOL
5.25%, 07/01/19	(PR 07/01/18)	290	325,064
County of Clark Department of Aviation RB
Series B
5.00%, 07/01/18		275	305,107
Series D
5.00%, 07/01/18		165	183,160
County of Clark NV RB
Series A
5.25%, 07/01/18		80	89,370
State of Nevada GOL
5.00%, 06/01/18		75	83,310
5.00%, 08/01/18		190	212,148
Washoe County School District/NV GOL
Series F
5.00%, 06/01/18		50	55,294

			1,336,490
NEW HAMPSHIRE — 0.56%
New Hampshire Municipal Bond Bank RB
Series C
5.50%, 08/15/18		165	186,683
State of New Hampshire GO
Series A
5.00%, 07/01/18		110	122,713
Series B
4.00%, 06/01/18		70	76,033
State of New Hampshire RB
5.00%, 09/01/18		145	161,895

			547,324

Security		Principal (000s)	Value
NEW JERSEY — 3.18%
New Jersey Building Authority RB
Series A
5.00%, 06/15/18		$150	$158,436
New Jersey Economic Development Authority RB
5.00%, 06/15/18		250	272,140
5.00%, 09/01/18		430	474,254
Series A
0.00%, 07/01/18	(NPFGC)	55	52,168
Series PP
5.00%, 06/15/18		100	105,624
New Jersey Educational Facilities Authority RB
5.00%, 06/01/18	(SAP)	115	121,414
Series J
5.00%, 07/01/18		50	55,880
Series K
4.25%, 07/01/18		100	109,719
New Jersey Environmental Infrastructure Trust RB
Series A
4.00%, 09/01/18	(GTD)	300	327,549
New Jersey Transportation Trust Fund Authority RB
Series A
5.00%, 06/15/18		400	422,496
5.75%, 06/15/18		50	53,782
Series B
5.00%, 06/15/18		75	79,218
State of New Jersey GO
5.00%, 06/01/18		170	185,586
Series H
5.25%, 07/01/18		145	159,606
Series L
5.25%, 07/15/18	(AMBAC)	50	55,093
Series M
5.50%, 07/15/18	(AMBAC)	360	399,121
Series Q
5.00%, 08/15/18		50	54,861

			3,086,947

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2018 AMT-FREE MUNI BOND ETF

September 30, 2015

Security		Principal (000s)	Value
NEW MEXICO — 1.70%
Albuquerque Municipal School District No. 12 GO
Series A
3.00%, 08/01/18	(SAW)	$100	$106,092
City of Albuquerque NM GO
Series A
4.00%, 07/01/18		50	54,347
City of Santa Fe NM RB
5.00%, 06/01/18		125	138,779
Series A
4.00%, 06/01/18		60	65,033
County of Santa Fe NM GO
4.00%, 07/01/18		100	108,752
Series A
3.00%, 07/01/18		75	79,525
New Mexico Finance Authority RB
4.00%, 06/01/18		60	65,116
5.00%, 06/15/18		300	334,191
Series E
4.00%, 06/01/18		80	86,821
Santa Fe Public School District GO
4.00%, 08/01/18	(SAW)	150	163,026
State of New Mexico Severance Tax Permanent Fund RB
Series A
5.00%, 07/01/18		405	451,453

			1,653,135
NEW YORK — 9.64%
City of New York NY GO
5.00%, 08/01/18		350	389,949
Series 1
4.00%, 08/01/18		100	108,621
5.00%, 08/01/18		360	401,090
Series A
3.00%, 08/01/18		125	132,285
Series B
5.00%, 08/01/18		285	317,530
Series C
4.00%, 08/01/18		255	276,984
5.00%, 08/01/18		455	506,934
5.25%, 08/01/18		70	78,478

Security		Principal (000s)	Value
Series D
5.00%, 08/01/18		$45	$50,136
Series E
4.00%, 08/01/18		230	249,828
5.00%, 08/01/18		80	89,131
Series F
5.00%, 08/01/18		70	77,990
Series G
5.00%, 08/01/18		565	629,489
Series I
5.00%, 08/01/18		555	618,348
Series I-1
5.00%, 08/01/18		355	395,520
Series J
5.00%, 08/01/18		50	55,707
County of Onondaga NY GO
Series A
5.00%, 06/15/18		125	139,396
County of Orange NY GO
Series A
5.00%, 07/15/18		25	27,733
County of Westchester NY GO
5.00%, 07/01/18		100	111,557
County of Westchester NY GOL
4.00%, 07/01/18		20	21,762
Metropolitan Transportation Authority RB
Series A
5.75%, 07/01/18	(SAP)	150	169,647
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-1
5.00%, 07/15/18	(SAW)	495	551,425
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 08/01/18		420	468,754
Series A-3
5.00%, 08/01/18		145	161,969
New York City Water & Sewer System RB
5.00%, 06/15/18		60	66,868

56	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2018 AMT-FREE MUNI BOND ETF

September 30, 2015

Security		Principal (000s)	Value
Series C
5.25%, 06/15/18		$115	$128,933
Series D
0.00%, 06/15/18		60	58,465
Series FF
5.00%, 06/15/18		115	128,015
Series FF-1
3.25%, 06/15/18		100	106,441
5.00%, 06/15/18		120	133,580
New York State Dormitory Authority RB
4.00%, 07/01/18		205	221,830
5.00%, 07/01/18		320	355,949
5.50%, 07/01/18	(NPFGC-FGIC)	140	157,674
Series A
4.00%, 07/01/18		150	163,428
4.00%, 07/01/18	(GOI)	135	146,776
5.00%, 07/01/18		100	111,266
Series D
5.00%, 06/15/18		310	344,906
Series E
5.00%, 08/15/18		125	139,789
New York State Environmental Facilities Corp. RB
5.00%, 06/15/18		105	117,003
Series A
5.00%, 06/15/18		150	167,146
Series B
5.00%, 06/15/18		355	395,580
5.00%, 08/15/18		90	100,812
Port Authority of New York & New Jersey RB
5.00%, 07/15/18	(GOI)	255	284,957

			9,359,681
NORTH CAROLINA — 2.30%
Cape Fear Public Utility Authority RB
5.00%, 08/01/18		115	128,440
City of Charlotte NC Airport Revenue RB
5.00%, 07/01/18		25	27,708
City of Charlotte NC GO
Series A
5.00%, 07/01/18		105	117,135

Security	Principal (000s)	Value
Series C
5.00%, 06/01/18	$130	$144,634
City of Charlotte NC Water & Sewer System Revenue RB
5.00%, 07/01/18	150	167,335
City of Greensboro NC Combined Water & Sewer System Revenue RB
5.25%, 06/01/18	110	122,954
County of Buncombe NC RB
Series A
5.00%, 06/01/18	300	332,985
County of Forsyth NC GO
5.00%, 07/01/18	145	161,758
County of Guilford NC GO
Series D
4.00%, 08/01/18	200	218,084
County of Mecklenburg NC GO
Series A
3.00%, 08/01/18	75	79,682
5.00%, 08/01/18	25	27,961
State of North Carolina GO
Series B
5.00%, 06/01/18	200	222,514
Series D
3.00%, 06/01/18	350	370,930
Town of Cary NC GO
Series A
5.00%, 06/01/18	100	111,257

		2,233,377
OHIO — 2.21%
City of Columbus OH GO
Series A
4.00%, 06/01/18	270	293,196
5.00%, 07/01/18	100	111,528
Miami University/Oxford OH RB
5.00%, 09/01/18	145	161,910
Ohio State University (The) RB
Series A
5.00%, 06/01/18	50	55,581
Ohio State Water Development Authority RB
5.00%, 06/01/18	100	111,304

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2018 AMT-FREE MUNI BOND ETF

September 30, 2015

Security	Principal (000s)	Value
Series A
5.00%, 06/01/18	$100	$111,304
Series B
5.00%, 06/01/18	140	155,826
State of Ohio GO
Series A
3.00%, 08/01/18	100	106,209
4.00%, 08/01/18	250	272,150
Series B
5.00%, 08/01/18	50	55,903
Series C
3.00%, 08/01/18	50	53,032
4.00%, 08/01/18	165	179,619
State of Ohio RB
Series 2008-1
5.75%, 06/15/18	100	112,802
Series A
4.63%, 09/01/18	335	371,344

		2,151,708
OKLAHOMA — 1.00%
County of Oklahoma OK GOL
Series A
3.75%, 08/01/18	50	54,081
Grand River Dam Authority RB
Series A
3.00%, 06/01/18	100	105,753
Oklahoma Capital Improvement Authority RB
4.00%, 07/01/18	200	216,248
Series A
4.00%, 07/01/18	120	130,022
5.00%, 07/01/18	250	277,863
Series B
5.00%, 07/01/18	95	105,291
State of Oklahoma GO
Series A
5.00%, 07/15/18	75	83,767

		973,025
OREGON — 0.85%
City of Eugene OR Electric Utility System Revenue RB
5.00%, 08/01/18	100	111,418

Security	Principal (000s)	Value
City of Portland OR Sewer System Revenue RB
Series A
5.00%, 06/15/18	$425	$473,658
Portland Community College District GO
5.00%, 06/15/18	100	111,364
State of Oregon GO
Series A
4.00%, 08/01/18	115	125,297

821,737
PENNSYLVANIA — 3.81%
City of Philadelphia PA Water & Wastewater Revenue RB
Series A
5.00%, 06/15/18	100	110,915
Commonwealth of Pennsylvania GO
First Series
5.00%, 06/01/18	375	414,547
5.00%, 06/15/18	50	55,340
5.00%, 07/01/18	290	321,416
Series A
5.00%, 07/15/18	150	166,433
Third Series
5.38%, 07/01/18	(AGM)	520	582,520
County of Bucks PA GO
5.00%, 06/01/18	95	105,552
County of Erie PA GO
Series C
3.00%, 09/01/18	100	105,758
Delaware County Authority RB
4.00%, 08/01/18	100	108,630
Pennsylvania Economic Development Financing Authority RB
Series A
5.00%, 07/01/18	865	964,717
Pennsylvania Higher Educational Facilities Authority RB
5.00%, 06/15/18	100	110,263
Pennsylvania Intergovernmental Cooperation Authority ST
5.00%, 06/15/18	170	189,026

58	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2018 AMT-FREE MUNI BOND ETF

September 30, 2015

Security		Principal (000s)	Value
Pennsylvania Turnpike Commission RB
Series A
5.25%, 07/15/18	(AGM)	$75	$83,732
School District of Philadelphia (The) GO
Series D
5.00%, 09/01/18	(SAW)	250	276,077
Southeastern Pennsylvania Transportation Authority RB
5.00%, 06/01/18		100	110,365

			3,705,291
SOUTH CAROLINA — 0.31%
South Carolina State Ports Authority RB
5.00%, 07/01/18		100	110,458
State of South Carolina GO
Series A
5.00%, 06/01/18		170	189,137

			299,595
SOUTH DAKOTA — 0.11%
South Dakota Conservancy District RB
Series 2012B
4.00%, 08/01/18		100	108,895

			108,895
TENNESSEE — 0.92%
Metropolitan Government of Nashville & Davidson County TN GO
5.00%, 07/01/18		305	339,983
Series D
4.00%, 07/01/18		100	108,752
5.00%, 07/01/18		105	117,044
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB
5.00%, 07/01/18		125	139,083
State of Tennessee GO
Series A
4.00%, 09/01/18		125	136,555
5.00%, 08/01/18		45	50,329

			891,746

Security		Principal (000s)	Value
TEXAS — 6.58%
City of Plano TX GOL
Series 2011
4.00%, 09/01/18		$150	$163,457
City of San Antonio TX GOL
4.50%, 08/01/18		50	55,204
5.00%, 08/01/18		100	111,807
College Station Independent School District GO
4.00%, 08/15/18	(PSF)	50	54,397
Coppell Independent School District GO
Series B
0.00%, 08/15/18		145	139,719
County of Bexar TX GOL
Series A
5.00%, 06/15/18		150	166,874
County of Harris TX GO
Series C
5.25%, 08/15/18	(AGM)	150	169,152
County of Harris TX RB
Series C
5.00%, 08/15/18		170	189,880
County of Tarrant TX GOL
5.00%, 07/15/18		45	50,194
Dallas Independent School District GOL
1.50%, 02/15/34		150	151,100
DeSoto Independent School District GO
4.00%, 08/15/18	(PSF)	140	152,499
El Paso Independent School District GO
4.00%, 08/15/18	(PSF)	150	163,392
Fort Bend Independent School District GO
5.00%, 08/15/18	(PSF)	225	251,464
Frisco Independent School District GO
Series B
5.00%, 08/15/18	(PSF)	100	111,762
Grapevine-Colleyville Independent School District GO
Series B
5.00%, 08/15/18		150	167,724

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2018 AMT-FREE MUNI BOND ETF

September 30, 2015

Security		Principal (000s)	Value
Hays Consolidated Independent School District GO
5.00%, 08/15/18	(PSF)	$120	$134,114
Keller Independent School District/TX GO
Series A
0.00%, 08/15/18	(PSF)	25	24,271
Klein Independent School District GO
Series A
5.00%, 08/01/18	(PSF)	150	167,449
Leander Independent School District GO
5.25%, 08/15/18	(PSF)	100	112,334
Series B
0.00%, 08/15/18		170	163,622
Lewisville Independent School District GO
Series A
4.00%, 08/15/18	(PSF)	210	228,749
Mesquite Independent School District GO
Series A
5.00%, 08/15/18	(PSF)	50	55,881
North East Independent School District/TX GO
Series A
5.00%, 08/01/18	(PSF)	350	390,715
North Texas Municipal Water District RB
4.00%, 06/01/18		150	162,582
4.00%, 09/01/18		100	109,082
Northside Independent School District GO
4.00%, 08/15/18	(PSF)	60	65,357
Permanent University Fund RB
5.00%, 07/01/18		300	334,190
Round Rock Independent School District GO
4.50%, 08/01/18		300	330,702
5.00%, 08/01/18		80	89,306
South San Antonio Independent School District/TX GO
4.25%, 08/15/18	(PSF)	100	109,502

Security		Principal (000s)	Value
Spring Independent School District GO
3.50%, 08/15/18	(PSF)	$100	$107,511
State of Texas GO
4.00%, 08/01/18		145	157,976
Series B
3.00%, 08/01/18		150	159,227
5.00%, 08/01/18		120	134,168
Series C
5.00%, 08/01/18		75	83,855
Texas Tech University RB
Series A
5.00%, 08/15/18		200	223,450
Texas Water Development Board RB
4.00%, 07/15/18		135	146,862
University of Texas System (The) RB
Series B
4.00%, 08/15/18		215	234,518
5.25%, 08/15/18		190	213,984
Series C
5.00%, 08/15/18		320	358,125

			6,396,157
UTAH — 2.63%
County of Salt Lake UT RB
Series A
5.00%, 08/15/18		200	223,874
Granite School District Board of Education GO
5.00%, 06/01/18	(GTD)	65	72,244
Intermountain Power Agency RB
Series A
4.00%, 07/01/18		310	336,068
5.00%, 07/01/18		140	155,571
State of Utah GO
Series A
4.00%, 07/01/23	(PR 07/01/18)	55	59,782
5.00%, 07/01/20	(PR 07/01/18)	300	334,323
5.00%, 01/01/24	(PR 07/01/18)	150	167,161
Series C
3.00%, 07/01/18		60	63,738
5.00%, 07/01/18		820	915,719
Utah Transit Authority RB
Series A
5.00%, 06/15/18	(AGM)	205	227,997

			2,556,477

60	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2018 AMT-FREE MUNI BOND ETF

September 30, 2015

Security		Principal (000s)	Value
VERMONT — 0.15%
State of Vermont GO
Series D
4.00%, 08/15/18		$130	$141,918

			141,918
VIRGINIA — 4.23%
City of Alexandria VA GO
5.00%, 06/15/18	(SAW)	100	111,397
5.00%, 07/15/18		5	5,585
City of Newport News VA GO
Series B
5.00%, 07/01/18		55	61,404
City of Richmond VA GO
Series B
5.00%, 07/15/18		150	167,667
City of Virginia Beach VA GO
Series B
5.00%, 07/15/18		245	273,643
Commonwealth of Virginia GO
Series B
4.00%, 06/01/18	(SAW)	250	271,547
5.00%, 06/01/18		300	333,771
County of Arlington VA GO
Series B
4.00%, 08/15/18		100	109,138
County of Fairfax VA Sewer Revenue RB
5.00%, 07/15/18		125	139,614
County of Henrico VA GO
Series A
5.00%, 08/01/18		100	111,842
County of Loudoun VA GO
Series A
5.00%, 07/01/18		100	111,557
University of Virginia RB
5.00%, 09/01/18		125	140,271
Virginia Beach Development Authority RB
Series B
5.00%, 08/01/18		95	105,933
Virginia College Building Authority RB
5.00%, 09/01/18	(SAW)	300	335,970
Series B
5.00%, 09/01/18	(SAW)	250	279,975

Security		Principal (000s)	Value
Virginia Public Building Authority RB
Series B
4.13%, 08/01/18		$100	$109,269
5.00%, 08/01/18	(SAP)	190	212,262
Series B-1
5.00%, 08/01/18		100	111,717
Series C
5.00%, 08/01/18		100	111,717
Virginia Public School Authority RB
5.00%, 07/15/18	(SAW)	75	83,768
Series B
5.00%, 08/01/18		105	117,303
5.00%, 08/01/18	(SAW)	215	240,192
Series C
4.00%, 08/01/18	(SAW)	285	310,419
5.00%, 08/01/18		225	251,363

			4,107,324
WASHINGTON — 6.64%
City of Seattle WA Municipal Light & Power Revenue RB
Series A
5.00%, 06/01/18		145	161,024
City of Seattle WA Water System Revenue RB
Series B
4.00%, 08/01/18		225	245,268
Clark County School District No. 114 Evergreen GO
4.00%, 06/01/18	(GTD)	100	108,360
County of King WA GOL
5.00%, 06/01/18		100	111,304
County of Pierce WA RB
5.00%, 08/01/18		100	111,503
Energy Northwest RB
4.00%, 07/01/18		150	163,041
5.00%, 07/01/18		235	261,816
Series A
5.00%, 07/01/18		1,475	1,643,312
5.25%, 07/01/18		580	650,128
Port of Seattle WA RB
5.00%, 06/01/18		55	60,762
State of Washington COP
Series A
5.00%, 07/01/18		125	139,119

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2018 AMT-FREE MUNI BOND ETF

September 30, 2015

Security	Principal (000s)	Value
State of Washington GO
Series 2010A
5.00%, 08/01/18	$115	$128,509
Series 2010C
5.00%, 08/01/18	120	134,096
Series 2013A
5.00%, 08/01/18	515	575,497
Series A
5.00%, 08/01/18	290	323,805
Series B
5.00%, 08/01/18	270	301,717
Series B-2
5.00%, 08/01/18	125	139,684
Series C
5.50%, 07/01/18	115	129,820
Series D
5.00%, 07/01/18	300	334,410
Series R-2011C
5.00%, 07/01/18	240	267,528
Series R-2015
5.00%, 07/01/18	100	111,382
State of Washington RB
5.00%, 09/01/18	250	278,388
University of Washington RB
Series C
5.00%, 07/01/18	65	72,493

		6,452,966
WISCONSIN — 1.33%
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB
Series 1
5.00%, 06/01/18	150	166,660
Series 2
5.00%, 06/01/18	65	72,220
Series 5
5.00%, 06/01/18	100	111,107
Wisconsin Department of Transportation RB
Series 1
5.00%, 07/01/18	490	545,914
Series 2
4.00%, 07/01/18	100	108,694

Security		Principal or Shares (000s)	Value
WPPI Energy
Series A
5.00%, 07/01/18	(AGM)	$255	$282,991

			1,287,586

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $95,302,422)			95,999,430

SHORT-TERM INVESTMENTS — 2.78%

MONEY MARKET FUNDS — 2.78%
BlackRock Liquidity Funds: MuniFund, Institutional Shares
0.02%[a,b]		2,700	2,699,815

			2,699,815

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,699,815)			2,699,815

TOTAL INVESTMENTS IN SECURITIES — 101.61%
(Cost: $98,002,237)			98,699,245
Other Assets, Less Liabilities — (1.61)%			(1,565,322)

NET ASSETS — 100.00%			$97,133,923

COP  —  Certificates of Participation

ETM  —  Escrowed to Maturity

GO  —  General Obligation

GOI  —  General Obligation of the Issuer

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

PR  —  Prerefunded

PSF  —  Permanent School Fund

RB  —  Revenue Bond

SAP  —  Subject to Appropriations

SAW  —  State Aid Withholding

ST  —  Special Tax

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

AMBAC  —  Ambac Assurance Corp.

FGIC  —  Financial Guaranty Insurance Co.

NPFGC  —  National Public Finance Guarantee Corp.

NPFGC-FGIC – National Public Finance Guarantee Corp.  –  Financial Guaranty Insurance Co.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

62	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® iBONDS® SEP 2019 AMT-FREE MUNI BOND ETF

September 30, 2015

Security	Principal (000s)	Value
MUNICIPAL BONDS & NOTES — 98.82%

ALABAMA — 0.92%
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/19	$215	$246,154
City of Huntsville AL GO
Series A
5.00%, 09/01/19	45	51,756
State of Alabama GO
Series A
4.00%, 06/01/19	175	194,112
5.00%, 08/01/19	125	143,725

		635,747
ALASKA — 0.52%
Borough of North Slope AK GO
Series A
4.00%, 06/30/19	115	127,086
5.00%, 06/30/19	10	11,417
State of Alaska GO
Series A
4.00%, 08/01/19	175	194,718
Series B
5.00%, 08/01/19	20	23,004

		356,225
ARIZONA — 3.35%
Arizona Board of Regents COP
Series B
5.00%, 06/01/19	100	113,471
Arizona School Facilities Board COP
Series A
5.00%, 09/01/19	100	114,145
Arizona Transportation Board RB
5.00%, 07/01/19	50	57,208
City of Flagstaff AZ GOL
Series B
4.00%, 07/01/19	25	27,561
City of Phoenix Civic Improvement Corp. RB
3.00%, 07/01/19	50	53,540
4.00%, 07/01/19	75	82,945
5.00%, 07/01/19	125	142,982

Security	Principal (000s)	Value
Series A
4.00%, 07/01/19	$335	$369,433
5.00%, 07/01/19	215	245,521
City of Scottsdale AZ GOL
3.00%, 07/01/19	100	107,118
City of Tucson AZ Water System Revenue RB
5.00%, 07/01/19	40	45,687
County of Pima AZ RB
4.00%, 07/01/19	25	27,600
County of Pima AZ Sewer System Revenue RB
Series B
5.00%, 07/01/19	90	102,725
Maricopa County Community College District GO
Series C
5.00%, 07/01/19	50	57,208
Series D
4.00%, 07/01/19	145	160,585
Maricopa County High School District No. 210-Phoenix GO
5.25%, 07/01/19	(AGM)	50	57,527
Maricopa County Unified School District No. 69 Paradise Valley GO
Series D
3.50%, 07/01/19	40	43,427
Maricopa County Unified School District No. 80 Chandler GOL
4.00%, 07/01/19	75	82,945
Scottsdale Municipal Property Corp. RB
5.00%, 07/01/19	60	68,650
Scottsdale Preserve Authority RB
5.00%, 07/01/19	205	233,823
State of Arizona COP
4.00%, 09/01/19	100	110,349

2,304,450
CALIFORNIA — 14.68%
Anaheim Public Financing Authority RB
0.00%, 09/01/19	(AGM)	50	47,216
California State Public Works Board RB
Series A
5.00%, 09/01/19	295	338,722

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2019 AMT-FREE MUNI BOND ETF

September 30, 2015

Security		Principal (000s)	Value
Series D
5.00%, 09/01/19		$75	$86,116
Series F
4.00%, 09/01/19		25	27,749
City & County of San Francisco CA GO
Series A
5.00%, 06/15/19		40	45,814
City of Los Angeles CA GO
Series A
4.00%, 09/01/19		15	16,705
5.00%, 09/01/19		165	190,073
City of Los Angeles CA Wastewater System Revenue RB
Series A
5.00%, 06/01/19		315	360,709
5.25%, 06/01/19		25	28,853
City of Santa Rosa CA Wastewater Revenue RB
Series B
0.00%, 09/01/19	(AMBAC)	60	56,395
Coast Community College District GO
Series A
5.00%, 08/01/19		80	91,979
County of Orange CA Airport Revenue RB
Series B
5.00%, 07/01/19		25	28,644
County of Santa Clara CA GO
Series B
5.00%, 08/01/19		25	28,824
East Bay Municipal Utility District Water System Revenue RB
Series A
5.00%, 06/01/19		55	63,071
Series B
4.00%, 06/01/19		20	22,215
5.00%, 06/01/19		20	22,935
El Camino Community College District GO
5.00%, 08/01/19		40	45,908
Foothill-De Anza Community College District GO
5.25%, 08/01/19	(NPFGC)	40	46,494

Security	Principal (000s)	Value
Long Beach Unified School District GO
Series A
4.00%, 08/01/19	$45	$49,888
5.00%, 08/01/19	20	22,921
Los Altos Elementary School District GO
5.00%, 08/01/19	25	28,773
Los Angeles County Metropolitan Transportation Authority RB
5.00%, 07/01/19	90	103,513
Series A
5.00%, 07/01/19	130	149,519
Series B
5.00%, 07/01/19	155	177,963
Series D
5.00%, 07/01/19	135	155,000
Los Angeles Department of Water & Power RB
Series A
5.00%, 07/01/19	125	143,170
Los Angeles Department of Water RB
Series A
5.00%, 07/01/19	70	80,370
Series B
5.00%, 07/01/19	280	321,482
Los Angeles Unified School District/CA GO
Series A
3.00%, 07/01/19	50	53,712
5.00%, 07/01/19	50	57,387
Series C
5.00%, 07/01/19	100	114,775
Series F
5.00%, 07/01/19	50	57,387
Series I
5.00%, 07/01/19	340	390,235
Series KRY
5.00%, 07/01/19	50	57,388
Marin Community College District GO
4.00%, 08/01/19	45	50,085
Metropolitan Water District of Southern California RB
3.50%, 07/01/19	100	109,417

64	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2019 AMT-FREE MUNI BOND ETF

September 30, 2015

Security	Principal (000s)	Value
Series A
5.00%, 07/01/19	$75	$86,201
Series B
5.00%, 07/01/19	125	143,669
Series C
5.00%, 07/01/19	50	57,467
Municipal Improvement Corp. of Los Angeles RB
Series C
4.50%, 09/01/19	100	113,018
Orange County Transportation Authority RB
5.00%, 08/15/19	100	115,353
Placentia-Yorba Linda Unified School District GO
5.00%, 08/01/19	50	57,304
Port of Los Angeles RB
Series A
5.00%, 08/01/19	140	160,898
Poway Unified School District GO
5.00%, 08/01/19	120	138,016
Rancho Santiago Community College District GO
5.25%, 09/01/19	(AGM)	100	116,208
Redding Joint Powers Financing Authority RB
Series A
5.00%, 06/01/19	50	57,197
Riverside County Transportation Commission RB
Series A
5.00%, 06/01/19	140	160,196
Sacramento Municipal Utility District RB
Series X
5.00%, 08/15/19	95	109,370
Series Y
4.00%, 08/15/19	120	133,602
San Diego Community College District GO
5.00%, 08/01/19	260	299,780
San Diego County Regional Airport Authority RB
Series A
5.00%, 07/01/19	35	39,741

Security		Principal (000s)	Value
San Diego Public Facilities Financing Authority Water Revenue RB
Series B
5.00%, 08/01/19		$40	$45,957
San Diego Unified School District/CA GO
Series A
0.00%, 07/01/19		100	94,758
0.00%, 07/01/19	(NPFGC)	160	151,613
Series C-2
5.50%, 07/01/19	(AGM)	90	104,952
Series R-3
5.00%, 07/01/19		20	22,955
San Francisco Bay Area Rapid Transit District RB
5.00%, 07/01/19		100	114,656
San Francisco Unified School District GO
Series B
5.00%, 06/15/19		70	80,174
Series E
5.00%, 06/15/19		70	80,174
San Jose Financing Authority RB
Series A
5.00%, 06/01/19		30	34,295
San Juan Unified School District GO
5.00%, 08/01/19		25	28,672
San Mateo County Community College District GO
4.00%, 09/01/19		85	94,856
San Mateo County Transportation Authority RB
Series A
5.25%, 06/01/19	(NPFGC)	25	28,840
Santa Monica Community College District GO
Series C
5.25%, 08/01/19		15	17,393
Santa Monica-Malibu Unified School District GO
0.00%, 08/01/19		65	61,628
Sonoma County Junior College District GO
5.00%, 08/01/19		30	34,504

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2019 AMT-FREE MUNI BOND ETF

September 30, 2015

Security		Principal (000s)	Value
Southern California Public Power Authority RB
5.00%, 07/01/19		$110	$126,252
Series A
4.00%, 07/01/19		120	133,320
5.00%, 07/01/19		230	263,983
State of California GO
3.00%, 09/01/19		50	53,767
5.00%, 09/01/19		475	547,181
Series A
4.60%, 07/01/19		315	356,536
5.00%, 07/01/19		1,370	1,570,787
5.00%, 07/01/20	(PR 07/01/19)	415	476,648
5.25%, 07/01/21	(PR 07/01/19)	60	69,464
Ventura County Community College District GO
5.00%, 08/01/19		25	28,754
William S Hart Union High School District GO
Series C
4.00%, 08/01/19		20	22,188

			10,103,734
COLORADO — 0.70%
City & County of Denver CO GO
Series A
5.00%, 08/01/19		70	80,514
Colorado Water Resources & Power Development Authority RB
Series A
5.00%, 09/01/19		25	28,788
E-470 Public Highway Authority RB
Series A
5.00%, 09/01/19		100	112,309
University of Colorado RB
Series A
5.00%, 06/01/19		150	171,698
Series B
5.00%, 06/01/19		80	91,572

			484,881
CONNECTICUT — 1.40%
State of Connecticut GO
Series B
5.25%, 06/01/19	(AMBAC)	330	377,659

Security		Principal (000s)	Value
Series C
5.00%, 07/15/19		$130	$148,060
Series E
5.00%, 09/01/19		25	28,560
State of Connecticut RB
Series A
5.00%, 06/01/19		100	114,401
State of Connecticut Special Tax Revenue ST
Series A
5.00%, 09/01/19		160	183,117
University of Connecticut RB
Series A
5.00%, 08/15/19		100	114,407

			966,204
DELAWARE — 0.63%
County of New Castle DE GO
Series A
5.00%, 07/15/19		25	28,733
Series B
5.00%, 07/15/19		25	28,733
Delaware Transportation Authority RB
5.00%, 09/01/19		150	171,735
Series A
5.00%, 07/01/19		180	206,381

			435,582
DISTRICT OF COLUMBIA — 0.56%
District of Columbia GO
Series A
5.00%, 06/01/19		115	131,144
Series B
5.25%, 06/01/19	(AGM-AMBAC)	120	138,015
5.25%, 06/01/19	(AMBAC)	100	115,013

			384,172
FLORIDA — 7.19%
County of Hillsborough FL RB
5.00%, 08/01/19		20	22,859
County of Miami-Dade FL GO
3.50%, 07/01/19		75	81,196
County of Miami-Dade FL Transit System RB
Series A
5.00%, 07/01/19		130	148,123
5.00%, 07/01/19	(AGM)	130	148,329

66	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2019 AMT-FREE MUNI BOND ETF

September 30, 2015

Security	Principal (000s)	Value
County of Palm Beach FL GO
5.00%, 07/01/19	$100	$114,895
County of Palm Beach FL RB
5.00%, 06/01/19	65	74,125
Florida Department of Environmental Protection RB
Series B
5.00%, 07/01/19	305	348,002
Florida Water Pollution Control Financing Corp. RB
Series A
5.00%, 07/15/19	175	200,151
Florida’s Turnpike Enterprise RB
Series A
5.00%, 07/01/19	400	456,240
Lee County School Board COP
Series B
5.00%, 08/01/19	50	57,051
Leon County School District RB
5.00%, 09/01/19	100	114,407
Miami-Dade County Expressway Authority RB
Series A
5.00%, 07/01/19	100	114,020
5.00%, 07/01/19	(AGM)	50	56,734
Orange County School Board COP
Series D
5.00%, 08/01/19	170	194,730
Palm Beach County School District COP
5.00%, 08/01/19	150	170,789
Series C
4.00%, 08/01/19	20	22,026
Series D
5.00%, 08/01/19	25	28,465
Reedy Creek Improvement District GOL
Series B
4.00%, 06/01/19	25	27,501
Sarasota County School Board COP
Series B
3.00%, 07/01/19	55	58,330

Security	Principal (000s)	Value
School District of Broward County/FL COP
Series A
5.00%, 07/01/19	$185	$210,498
St. Johns County School Board COP
5.00%, 07/01/19	125	142,229
State of Florida Department of Transportation RB
5.00%, 07/01/19	70	79,842
State of Florida GO
5.00%, 07/01/19	220	251,717
Series A
5.00%, 06/01/19	435	496,739
Series B
5.00%, 06/01/19	460	525,288
Series C
5.00%, 06/01/19	70	79,935
Series F
4.00%, 06/01/19	100	110,603
State of Florida Lottery Revenue RB
Series A
5.00%, 07/01/19	50	57,030
Series C
5.00%, 07/01/19	160	182,496
Series E
5.00%, 07/01/19	155	176,793
Series F
5.00%, 07/01/19	175	199,605

4,950,748
GEORGIA — 2.46%
County of Carroll GA GO
4.00%, 06/01/19	70	77,315
County of Cobb GA Water & Sewerage Revenue RB
4.50%, 07/01/19	25	28,234
Georgia State Road & Tollway Authority RB
Series A
5.00%, 06/01/19	300	340,882
Gwinnett County Water & Sewerage Authority RB
5.00%, 08/01/19	(GTD)	45	51,815

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2019 AMT-FREE MUNI BOND ETF

September 30, 2015

Security		Principal (000s)	Value
Series A
4.00%, 08/01/19	(GTD)	$70	$77,748
Metropolitan Atlanta Rapid Transit Authority RB
Series A
5.00%, 07/01/19		140	159,851
5.00%, 07/01/19	(NPFGC)	115	131,306
State of Georgia GO
Series C
5.00%, 07/01/19		25	28,694
Series E-2
4.00%, 09/01/19		100	111,431
Series I
4.00%, 07/01/19		150	166,650
5.00%, 07/01/19		455	522,226

			1,696,152
HAWAII — 1.92%
City & County of Honolulu HI GO
Series B
5.00%, 08/01/19		80	91,599
5.25%, 07/01/19	(AGM)	155	178,520
City & County of Honolulu HI Wastewater System Revenue RB
0.00%, 07/01/19	(NPFGC-FGIC)	30	28,206
Series A
4.00%, 07/01/19		120	132,478
County of Maui HI GO
5.00%, 06/01/19		25	28,509
Honolulu City & County Board of Water Supply RB
Series A
5.00%, 07/01/19		130	148,535
State of Hawaii GO
Series DQ
5.00%, 06/01/19		110	125,569
Series DR
4.25%, 06/01/19		175	195,058
5.00%, 06/01/19		190	216,893
Series EH
4.00%, 08/01/19		85	94,143

Security		Principal (000s)	Value
State of Hawaii State Highway Fund RB
Series B
5.25%, 07/01/19	(AGM)	$70	$80,734

			1,320,244
IDAHO — 0.08%
Ada & Canyon Counties Joint School District No. 2 Meridian GO
5.00%, 08/15/19	(GTD)	50	57,163

			57,163
ILLINOIS — 1.48%
Metropolitan Pier & Exposition Authority RB
0.00%, 06/15/19	(NPFGC-FGIC)	100	91,835
Regional Transportation Authority RB
Series A
5.00%, 06/01/19	(AGM)	20	22,462
5.50%, 07/01/19	(NPFGC-FGIC)	50	57,172
Series B
5.50%, 06/01/19	(NPFGC)	25	28,521
State of Illinois GO
0.00%, 08/01/19		20	18,120
5.00%, 08/01/19		280	302,243
Series A
5.00%, 06/01/19		50	53,881
State of Illinois RB
5.00%, 06/15/19		230	260,340
Series A
4.00%, 06/15/19		75	82,189
Series B
5.00%, 06/15/19		90	101,872

			1,018,635
INDIANA — 0.57%
Indiana University RB
Series U
5.00%, 08/01/19		95	108,929
Purdue University RB
Series A
5.00%, 07/01/19		200	228,516
Series Y
5.00%, 07/01/19		45	51,416

			388,861

68	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2019 AMT-FREE MUNI BOND ETF

September 30, 2015

Security		Principal (000s)	Value
IOWA — 1.00%
City of Des Moines IA GO
Series A
5.00%, 06/01/19		$25	$28,374
City of West Des Moines IA GO
Series A
4.25%, 06/01/19		85	94,938
Iowa Finance Authority RB
5.00%, 08/01/19		130	149,396
Iowa State University of Science & Technology RB
4.00%, 07/01/19		120	132,757
State of Iowa RB
5.00%, 06/15/19		100	114,141
Series A
5.00%, 06/01/19		150	171,057

			690,663
KANSAS — 0.46%
State of Kansas Department of Transportation RB
Series A
3.00%, 09/01/19		70	75,319
5.00%, 09/01/19		75	86,448
Series B
5.00%, 09/01/19		135	155,607

			317,374
KENTUCKY — 0.57%
Kentucky Asset Liability Commission RB
First Series
5.25%, 09/01/19	(NPFGC)	125	143,270
Kentucky State Property & Building Commission RB
4.00%, 08/01/19		50	54,687
5.00%, 08/01/19		25	28,383
Series A
5.00%, 08/01/19		25	28,383
Kentucky Turnpike Authority RB
Series A
5.00%, 07/01/19		120	136,587

			391,310

Security	Principal (000s)	Value
LOUISIANA — 0.44%
Louisiana State Citizens Property Insurance Corp. RB
5.00%, 06/01/19	$100	$112,429
State of Louisiana GO
Series C
5.00%, 07/15/19	150	170,600
State of Louisiana RB
5.00%, 09/01/19	20	22,635

		305,664
MAINE — 0.46%
State of Maine GO
4.25%, 06/01/19	185	206,275
Series B
5.00%, 06/01/19	95	108,483

		314,758
MARYLAND — 5.40%
City of Frederick MD GO
5.00%, 09/01/19	135	154,952
County of Baltimore MD GO
5.00%, 08/01/19	270	310,338
County of Charles MD GO
5.00%, 07/15/19	25	28,643
County of Harford MD GO
4.00%, 07/01/19	25	27,726
Series A
5.00%, 07/01/19	15	17,186
County of Howard MD GO
Series A
5.00%, 08/15/19	25	28,764
Series B
5.00%, 08/15/19	230	264,624
County of Montgomery MD GO
Series A
5.00%, 07/01/19	60	68,817
5.00%, 08/01/19	140	160,916
County of Prince George’s MD GOL
Series C
5.00%, 08/01/19	100	114,940
Maryland Economic Development Corp. RB
4.00%, 06/01/19	20	22,044

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2019 AMT-FREE MUNI BOND ETF

September 30, 2015

Security		Principal (000s)	Value
Maryland State Transportation Authority RB
4.00%, 07/01/19		$60	$66,379
Series A
5.00%, 07/01/19		90	102,868
State of Maryland Department of Transportation RB
5.00%, 06/01/19		100	114,206
State of Maryland GO
4.00%, 08/01/19		70	77,831
4.50%, 08/01/19		150	169,595
Second Series E
5.00%, 08/01/19		175	201,145
Series B
4.50%, 08/01/19		330	372,712
5.00%, 08/01/20	(PR 08/01/19)	250	286,485
5.00%, 08/01/21	(PR 08/01/19)	275	315,133
5.00%, 08/01/23	(PR 08/01/19)	325	372,430
5.25%, 08/15/19		190	220,402
Washington Suburban Sanitary Commission GO
5.00%, 06/01/19		190	217,436

			3,715,572
MASSACHUSETTS — 5.10%
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue RB
5.00%, 06/15/19		250	286,237
Commonwealth of Massachusetts GOL
Series 9
4.00%, 08/01/19		150	166,373
Series A
5.25%, 08/01/19		265	306,337
Series B
5.00%, 08/01/19		390	447,182
Series D
5.50%, 08/01/19		150	174,802
Commonwealth of Massachusetts RB
Series A
5.50%, 06/01/19	(AGM)	115	133,386
Massachusetts Bay Transportation Authority RB
Series A
5.25%, 07/01/19		130	150,246

Security		Principal (000s)	Value
Series B
5.25%, 07/01/19		$220	$254,263
Series C
5.25%, 07/01/19		45	52,008
5.50%, 07/01/19		80	93,194
Massachusetts Clean Water Trust (The) RB
3.00%, 08/01/19		25	26,878
5.25%, 08/01/19		300	347,880
Series 15A
5.00%, 08/01/19		80	92,017
Series A
5.25%, 08/01/19		200	231,920
Massachusetts Development Finance Agency RB
Series S
5.00%, 07/01/19		65	74,371
Massachusetts Port Authority RB Series B
5.00%, 07/01/19		10	11,426
Massachusetts School Building Authority RB
Series B
4.00%, 08/15/19		35	38,833
5.00%, 08/15/19		315	361,415
Massachusetts Water Resources Authority RB
Series B
5.00%, 08/01/19	(GOI)	175	201,014
Series J
5.25%, 08/01/19	(AGM)	50	57,902

			3,507,684
MICHIGAN — 0.84%
Michigan Finance Authority RB
Series A
5.00%, 07/01/19		440	504,310
Michigan State University RB
4.00%, 08/15/19		65	71,989

			576,299
MINNESOTA — 1.68%
State of Minnesota COP
5.00%, 06/01/19		125	142,256

70	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2019 AMT-FREE MUNI BOND ETF

September 30, 2015

Security	Principal (000s)	Value
State of Minnesota GO
5.00%, 08/01/19	(ETM)	$5	$5,736
5.00%, 08/01/19	95	109,193
Series C
5.00%, 08/01/19	185	212,639
Series D
5.00%, 08/01/19	170	195,398
Series E
4.00%, 08/01/19	140	155,662
5.00%, 08/01/19	180	206,892
Series F
4.00%, 08/01/19	65	72,271
State of Minnesota RB
Series A
5.00%, 06/01/19	50	57,019

1,157,066
MISSOURI — 0.30%
City of Springfield MO Public Utility Revenue RB
5.00%, 08/01/19	100	114,540
Missouri State Environmental Improvement & Energy Resources Authority RB
5.25%, 07/01/19	80	92,491

207,031
MONTANA — 0.08%
Montana Department of Transportation RB
4.00%, 06/01/19	50	55,232

55,232
NEBRASKA — 0.31%
City of Lincoln NE Water Revenue RB
4.00%, 08/15/19	85	94,241
Nebraska Public Power District RB
5.00%, 07/01/19	105	119,888

214,129
NEVADA — 0.74%
Clark County School District GOL
Series A
5.00%, 06/15/19	50	56,849
County of Clark Department of Aviation RB
5.00%, 07/01/19	50	56,891

Security		Principal (000s)	Value
Series D
4.50%, 07/01/19		$125	$139,992
County of Clark NV RB
5.00%, 07/01/19		90	102,654
County of Clark NV Sales & Excise Tax Revenue RB
5.00%, 07/01/19		50	56,793
Nevada System of Higher Education RB
Series B
4.00%, 07/01/19		15	16,612
State of Nevada GOL
5.00%, 06/01/19		30	34,200
5.00%, 08/01/19		15	17,169
Series C
5.00%, 08/01/19		25	28,615

			509,775
NEW HAMPSHIRE — 0.58%
New Hampshire Municipal Bond Bank RB
Series A
5.00%, 08/15/19		125	143,060
State of New Hampshire GO
Series A
5.00%, 07/01/19		210	240,778
State of New Hampshire RB
5.00%, 09/01/19		15	17,099

			400,937
NEW JERSEY — 3.05%
New Jersey Economic Development Authority RB
0.00%, 07/01/19	(NPFGC)	55	50,646
4.00%, 06/15/19		50	52,617
5.00%, 06/15/19		365	393,333
5.25%, 09/01/19		100	113,720
Series PP
5.00%, 06/15/19		270	287,526
Series UU
4.00%, 06/15/19		50	51,508
5.00%, 06/15/19		160	170,385
New Jersey Environmental Infrastructure Trust RB
5.25%, 09/01/19		80	93,269

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2019 AMT-FREE MUNI BOND ETF

September 30, 2015

Security		Principal (000s)	Value
Series C
5.00%, 09/01/19		$25	$28,906
New Jersey Transportation Trust Fund Authority RB
5.00%, 06/15/19		100	106,491
Series AA
5.00%, 06/15/19		75	79,868
Series B
5.00%, 06/15/19		100	106,491
State of New Jersey COP
Series A
5.00%, 06/15/19		25	26,623
State of New Jersey GO
5.00%, 08/01/19		135	151,223
Series H
5.25%, 07/01/19		150	169,101
Series L
5.25%, 07/15/19	(AMBAC)	50	56,416
Series N
5.50%, 07/15/19	(NPFGC)	65	74,192
Series Q
5.00%, 08/15/19		75	84,079

			2,096,394
NEW MEXICO — 0.79%
City of Albuquerque NM GO
Series A
4.00%, 07/01/19		35	38,708
City of Albuquerque NM RB
Series B
5.00%, 07/01/19		35	39,866
New Mexico Finance Authority RB
4.00%, 06/15/19		250	277,317
State of New Mexico Severance Tax Permanent Fund RB
Series A
5.00%, 07/01/19		165	188,722

			544,613
NEW YORK — 9.34%
City of New York NY GO
5.00%, 08/01/19		100	114,169
Series 1
5.00%, 08/01/19		365	416,716

Security		Principal (000s)	Value
Series A
5.00%, 08/01/19		$295	$336,798
Series B
4.00%, 08/01/19		220	242,948
5.00%, 08/01/19		115	131,295
Series C
4.00%, 08/01/19		120	132,517
5.00%, 08/01/19		75	85,627
Series D
5.00%, 08/01/19		220	251,172
Series E
5.00%, 08/01/19		270	308,256
Series G
5.00%, 08/01/19		75	85,627
Series H
5.00%, 08/01/19		105	119,878
Series I
5.00%, 08/01/19		290	331,090
Series I-1
5.00%, 08/01/19		290	331,090
Series J
5.00%, 08/01/19		150	171,253
Series K
5.00%, 08/01/19		220	251,172
County of Orange NY GOL
Series B
4.00%, 07/01/19		50	54,871
County of Westchester NY GOL
Series B
5.00%, 07/01/19		115	131,991
Long Island Power Authority RB
0.00%, 06/01/19	(AGM)	35	33,189
Monroe County Industrial Development Corp./NY RB
Series A
5.00%, 07/01/19		75	85,456
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-1A
5.00%, 07/15/19	(SAW)	340	388,603

72	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2019 AMT-FREE MUNI BOND ETF

September 30, 2015

Security		Principal (000s)	Value
New York City Transitional Finance Authority Future Tax Secured Revenue RB
Series A-1
4.00%, 08/01/19		$115	$127,376
5.00%, 08/01/19		50	57,253
Series A-3
5.00%, 08/01/19		105	120,437
New York City Water & Sewer System RB
Series EE
5.00%, 06/15/19		260	296,962
New York State Dormitory Authority RB
3.00%, 07/01/19		150	159,934
5.00%, 07/01/19		65	74,062
5.00%, 07/01/19	(SAP)	65	74,036
5.50%, 07/01/19	(NPFGC-FGIC)	105	121,518
Series A
5.00%, 07/01/19		255	291,322
5.00%, 07/01/19	(GOI)	50	57,328
Series D
4.50%, 06/15/19		55	61,801
5.00%, 06/15/19		75	85,633
Series E
5.00%, 08/15/19		165	189,194
New York State Environmental Facilities Corp. RB
5.00%, 06/15/19		285	326,074
Series A
5.00%, 06/15/19		270	308,912
Port Authority of New York & New Jersey RB
5.20%, 09/01/19		10	11,574
Town of Hempstead NY GOL
4.00%, 08/15/19		55	60,985

			6,428,119
NORTH CAROLINA — 2.50%
City of Charlotte NC GO
Series A
5.00%, 07/01/19		110	126,252

Security	Principal (000s)	Value
City of Charlotte NC Water & Sewer System Revenue RB
Series B
4.00%, 07/01/19	$20	$22,220
5.00%, 07/01/19	125	143,469
City of Durham NC GO
Series C
5.00%, 07/01/19	115	131,991
City of Greensboro NC Combined Water & Sewer System Revenue RB
5.25%, 06/01/19	35	40,314
Series A
5.00%, 06/01/19	100	114,284
County of Buncombe NC RB
Series A
5.00%, 06/01/19	110	125,228
County of Forsyth NC GO
Series E
4.00%, 07/01/19	175	194,425
County of Mecklenburg NC GO
Series A
4.00%, 08/01/19	130	144,647
5.00%, 08/01/19	25	28,755
County of New Hanover NC GO
5.00%, 06/01/19	50	57,259
North Carolina Turnpike Authority RB
5.00%, 07/01/19	100	114,060
State of North Carolina GO
Series A
5.00%, 06/01/19	300	343,554
Series B
5.00%, 06/01/19	60	68,711
Town of Cary NC GO
Series B
4.00%, 06/01/19	60	66,553

		1,721,722
OHIO — 2.37%
City of Columbus OH GO
Series 2012-3
5.25%, 08/15/19	50	58,000
Series A
5.00%, 08/15/19	315	362,420

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2019 AMT-FREE MUNI BOND ETF

September 30, 2015

Security		Principal (000s)	Value
County of Franklin OH GOL
1.50%, 06/01/19		$75	$76,666
Miami University/Oxford OH RB
5.00%, 09/01/19		130	149,213
Ohio State Water Development Authority RB
5.25%, 06/01/19		40	46,036
Series B
5.00%, 06/01/19		65	74,352
State of Ohio GO
5.00%, 08/01/19		55	63,042
Series A
5.00%, 08/01/19		100	114,662
Series B
5.00%, 08/01/19		180	206,392
Series C
5.00%, 08/01/19		385	441,291
University of Cincinnati RB
Series C
5.00%, 06/01/19		35	39,818

			1,631,892
OKLAHOMA — 0.96%
Grand River Dam Authority RB
Series A
4.00%, 06/01/19		235	258,935
Oklahoma Capital Improvement Authority RB
Series A
2.00%, 07/01/19		50	51,463
5.00%, 07/01/19		40	45,561
Series B
5.00%, 07/01/19		100	113,586
Series C
5.00%, 07/01/19		50	56,793
Oklahoma City Water Utilities Trust RB
5.00%, 07/01/19		120	137,300

			663,638
OREGON — 0.94%
Clackamas & Washington Counties School District No. 3 GO
Series A
0.00%, 06/15/19	(NPFGC-FGIC)	160	151,926

Security		Principal (000s)	Value
Metro/OR GO
4.00%, 06/01/19		$200	$221,690
Series A
5.00%, 06/01/19		20	22,904
Portland Community College District GO
5.00%, 06/15/19		200	228,674
State of Oregon GO
Series B
5.00%, 08/01/19		20	22,955

			648,149
PENNSYLVANIA — 3.97%
City of Philadelphia PA Water & Wastewater Revenue RB
Series A
5.00%, 06/15/19		100	113,892
Commonwealth of Pennsylvania GO
5.38%, 07/01/19	(NPFGC)	330	379,091
First Series
5.00%, 06/01/19		15	16,961
5.00%, 07/01/19		195	220,878
5.00%, 08/15/19		150	170,389
Second Series
5.00%, 07/01/19		245	277,514
County of Butler PA GO
5.00%, 07/15/19		25	28,653
County of Chester PA GO
Series C
5.00%, 07/15/19		30	34,443
Delaware County Authority RB
5.00%, 08/01/19		100	114,459
Pennsylvania Economic Development Financing Authority RB
Series A
5.00%, 07/01/19		500	572,085
Pennsylvania Higher Educational Facilities Authority RB
Series A
5.00%, 09/01/19		275	316,291
Series AJ
5.00%, 06/15/19		10	11,300
Pennsylvania Intergovernmental Cooperation Authority ST
5.00%, 06/15/19		160	182,501

74	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2019 AMT-FREE MUNI BOND ETF

September 30, 2015

Security		Principal (000s)	Value
Pennsylvania Turnpike Commission RB
Series B
5.00%, 06/01/19		$125	$141,294
School District of Philadelphia (The) GO
Series D
5.00%, 09/01/19	(SAW)	135	151,727

			2,731,478
RHODE ISLAND — 0.13%
Rhode Island Health & Educational Building Corp. RB
5.00%, 09/01/19		75	86,178

			86,178
SOUTH CAROLINA — 0.62%
South Carolina State Ports Authority RB
5.00%, 07/01/19		50	56,656
State of South Carolina GO
Series A
5.00%, 06/01/19		300	343,554
5.00%, 07/01/19	(SAW)	20	22,955

			423,165
TENNESSEE — 0.99%
County of Sumner TN GO
5.00%, 06/01/19		40	45,693
Metropolitan Government of Nashville & Davidson County TN GO
Series D
4.00%, 07/01/19		390	431,613
State of Tennessee GO
Series A
5.00%, 08/01/19		75	86,266
5.00%, 09/01/19		100	115,264

			678,836
TEXAS — 8.20%
Austin Independent School District GO
Series A
4.00%, 08/01/19	(PSF)	125	138,429
Central Texas Turnpike System RB
0.00%, 08/15/19	(AMBAC)	25	23,849

Security		Principal (000s)	Value
Series A
0.00%, 08/15/19	(AMBAC)	$35	$32,930
City of Austin TX GOL
5.00%, 09/01/19		100	115,153
Series A
5.00%, 09/01/19		135	155,457
City of Corpus Christi TX Utility System Revenue RB
5.00%, 07/15/19		30	34,156
City of El Paso TX GOL
5.00%, 08/15/19		50	57,244
City of Irving TX Waterworks & Sewer System Revenue RB
5.00%, 08/15/19		20	22,906
City of San Antonio TX GOL
Series A
5.00%, 08/01/19		95	108,929
County of Bexar TX GOL
5.00%, 06/15/19		165	188,332
Series A
4.50%, 06/15/19		20	22,466
County of Harris TX GO
Series C
5.25%, 08/15/19	(AGM)	25	28,930
County of Harris TX RB
Series C
5.00%, 08/15/19		250	286,427
County of Tarrant TX GOL
5.00%, 07/15/19		80	91,498
Dallas Independent School District GO
5.00%, 08/15/19	(PSF)	200	229,408
Denton Independent School District GO
4.00%, 08/15/19	(PSF)	40	44,332
5.00%, 08/15/19	(PSF)	125	143,264
Eanes Independent School District GO
4.00%, 08/01/19	(PSF)	60	66,446
Fort Bend Independent School District GO
5.00%, 08/15/19	(PSF)	50	57,305
Frisco Independent School District GO
Series B
5.00%, 08/15/19	(PSF)	70	80,228

SCHEDULES OF INVESTMENTS	75

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2019 AMT-FREE MUNI BOND ETF

September 30, 2015

Security		Principal (000s)	Value
Grapevine-Colleyville Independent School District GO
Series A
4.00%, 08/15/19		$60	$66,499
5.00%, 08/15/19	(PSF)	25	28,653
Keller Independent School District/TX GO
0.00%, 08/15/19	(PSF)	50	47,607
Klein Independent School District GO
Series A
4.00%, 08/01/19	(PSF)	150	166,114
Leander Independent School District GO
4.00%, 08/15/19	(PSF)	270	299,244
Series D
0.00%, 08/15/19	(PSF)	25	23,685
Lewisville Independent School District GO
Series A
4.00%, 08/15/19	(PSF)	120	132,997
5.00%, 08/15/19	(PSF)	55	63,036
Mesquite Independent School District GO
Series B
4.00%, 08/15/19	(PSF)	145	160,705
5.00%, 08/15/19	(PSF)	10	11,461
North East Independent School District/TX GO
Series A
5.00%, 08/01/19	(PSF)	210	240,421
North Texas Municipal Water District RB
5.00%, 06/01/19		65	73,999
5.00%, 09/01/19		265	304,367
Northside Independent School District GO
5.00%, 08/15/19	(PSF)	205	234,952
Permanent University Fund RB
5.00%, 07/01/19		125	143,320
Series A
5.00%, 07/01/19		55	63,061
Round Rock Independent School District GO
5.00%, 08/01/19	(PSF)	100	114,486

Security	Principal (000s)	Value
Series A
5.00%, 08/01/19	$30	$34,346
State of Texas GO
5.00%, 08/01/19	100	114,662
Series B
5.00%, 08/01/19	200	229,324
Series C
5.00%, 08/01/19	40	45,800
Tarrant Regional Water District RB
5.00%, 09/01/19	150	172,668
6.00%, 09/01/19	100	118,645
Texas Water Development Board RB
4.00%, 07/15/19	95	105,136
University of Texas System (The) RB
Series A
4.00%, 08/15/19	65	72,322
5.00%, 08/15/19	155	178,334
Series B
4.00%, 08/15/19	95	105,702
5.00%, 08/15/19	320	368,173

5,647,408
UTAH — 1.16%
Intermountain Power Agency RB
Series A
5.00%, 07/01/19	120	136,919
Metropolitan Water District of Salt Lake & Sandy RB
Series A
5.00%, 07/01/19	90	102,761
State of Utah GO
5.00%, 07/01/19	100	114,815
Series A
5.00%, 07/01/19	160	183,704
Series C
5.00%, 07/01/19	75	86,111
University of Utah RB
Series A
5.00%, 08/01/19	150	171,932

796,242
VIRGINIA — 2.68%
City of Alexandria VA GO
Series A
4.50%, 06/15/19	(SAW)	50	56,411

76	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2019 AMT-FREE MUNI BOND ETF

September 30, 2015

Security		Principal (000s)	Value
Commonwealth of Virginia GO
Series D
5.00%, 06/01/19		$100	$114,518
County of Arlington VA GO
Series A
5.00%, 08/01/19		25	28,755
Series C
4.00%, 08/15/19		75	83,509
County of Fairfax VA Sewer Revenue RB
5.00%, 07/15/19		120	137,870
Virginia Beach Development Authority RB
Series B
5.00%, 07/15/19		100	114,172
Virginia College Building Authority RB
5.00%, 09/01/19		135	154,896
Virginia Public Building Authority RB
Series 2013A
5.00%, 08/01/19		80	91,599
Series A
5.00%, 08/01/19		90	103,049
Series B
4.00%, 08/01/19		50	55,378
Series D
5.00%, 08/01/19		25	28,625
Virginia Public School Authority RB
Series A
5.00%, 08/01/19	(SAW)	70	80,149
Series B
4.00%, 08/01/19	(SAW)	45	49,840
Series C
4.00%, 08/01/19	(SAW)	185	204,899
5.00%, 08/01/19	(SAW)	325	372,122
Washington Suburban Sanitary Commission GO
5.00%, 06/01/19		150	171,660

			1,847,452
WASHINGTON — 5.54%
City of Seattle WA GOL
Series B
5.00%, 08/01/19		170	195,271

Security		Principal (000s)	Value
City of Seattle WA Municipal Light & Power Revenue RB
5.00%, 07/01/19		$190	$216,940
Series A
5.00%, 06/01/19		65	74,074
City of Seattle WA Water System Revenue RB
Series B
4.50%, 08/01/19		75	84,591
County of King WA GOL
Series B
5.00%, 06/01/19		35	40,049
County of King WA Sewer Revenue RB
Series B
4.00%, 07/01/19		100	110,398
Energy Northwest RB
Series A
5.00%, 07/01/19		535	611,280
Port of Seattle WA RB
5.00%, 06/01/19		100	113,355
Series A
5.25%, 07/01/19	(NPFGC)	45	51,632
State of Washington COP
4.00%, 07/01/19		75	82,421
State of Washington GO
5.00%, 07/01/19		720	822,578
Series 2010B
5.00%, 08/01/19		70	80,149
Series 2010C
5.00%, 08/01/19		35	40,075
Series A
5.00%, 08/01/19		175	200,303
Series D
5.00%, 07/01/19		65	74,268
Series R
5.00%, 07/01/19		250	285,645
Series R-2015-C
5.00%, 07/01/19		230	262,701
State of Washington RB
5.00%, 09/01/19		300	342,603
Washington County School District No. 1 West Union GO
4.00%, 06/15/19	(GTD)	115	127,139

			3,815,472

SCHEDULES OF INVESTMENTS	77

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2019 AMT-FREE MUNI BOND ETF

September 30, 2015

Security		Principal or Shares (000s)	Value
WISCONSIN — 1.16%
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB
5.00%, 06/01/19		$75	$85,529
Series 2
5.00%, 06/01/19		190	216,672
Wisconsin Department of Transportation RB
Series 1
5.00%, 07/01/19		25	28,565
Series I
5.00%, 07/01/19	(NPFGC)	375	428,467
WPPI Energy Power Revenue RB
5.00%, 07/01/19		35	39,907

			799,140

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $67,585,708)			68,026,190

SHORT-TERM INVESTMENTS — 0.29%

MONEY MARKET FUNDS — 0.29%
BlackRock Liquidity Funds: MuniFund, Institutional Shares
0.02%[a,b]		199	199,191

			199,191

TOTAL SHORT-TERM INVESTMENTS
(Cost: $199,191)			199,191

TOTAL INVESTMENTS IN SECURITIES — 99.11%
(Cost: $67,784,899)			68,225,381
Other Assets, Less Liabilities — 0.89%			613,796

NET ASSETS — 100.00%			$68,839,177

COP  —  Certificates of Participation

ETM  —  Escrowed to Maturity

GO  —  General Obligation

GOI  —  General Obligation of the Issuer

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

PR  —  Prerefunded

PSF  —  Permanent School Fund

RB  —  Revenue Bond

ST  —  Special Tax

SAW  —  State Aid Withholding

SAP  —  Subject to Appropriations

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

AMBAC  —  Ambac Assurance Corp.

FGIC  —  Financial Guaranty Insurance Co.

NPFGC  —  National Public Finance Guarantee Corp.

NPFGC-FGIC  —  National Public Finance Guarantee Corp. – Financial Guaranty Insurance Co.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

78	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® iBONDS® SEP 2020 AMT-FREE MUNI BOND ETF

September 30, 2015

Security		Principal (000s)	Value
MUNICIPAL BONDS & NOTES — 98.84%

ALABAMA — 1.81%
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/20		$290	$338,933
Alabama Public School & College Authority RB
Series C
5.00%, 09/01/20		70	81,804
Auburn University RB
5.00%, 06/01/20		20	23,261
City of Huntsville AL GO
4.00%, 09/01/20		30	33,771
Series A
4.00%, 09/01/20		50	56,361
State of Alabama GO
Series A
5.00%, 08/01/20		325	381,878
University of Alabama (The) RB
Series A
5.00%, 07/01/20		45	52,559

			968,567
ALASKA — 0.54%
Alaska Municipal Bond Bank Authority RB
Series Three
5.00%, 09/01/20	(MO)	25	29,328
Municipality of Anchorage AK GO
Series B
5.00%, 09/01/20	(NPFGC)	95	111,794
State of Alaska GO
Series A
4.00%, 08/01/20		70	78,962
Series B
5.00%, 08/01/20		60	70,487

			290,571
ARIZONA — 3.36%
Arizona Transportation Board RB
4.00%, 07/01/20		25	28,003
City of Flagstaff AZ GOL
5.00%, 07/01/20		15	17,430
City of Phoenix AZ GO
4.00%, 07/01/20		60	67,443

Security		Principal (000s)	Value
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/20		$330	$385,276
5.25%, 07/01/20	(NPFGC)	35	41,334
Series A
3.50%, 07/01/20		85	92,647
5.00%, 07/01/20		100	115,897
Series B
5.00%, 07/01/20		195	228,051
City of Tempe AZ GO
Series C
5.00%, 07/01/20		10	11,700
City of Tempe AZ GOL
Series B
4.00%, 07/01/20		40	44,962
5.00%, 07/01/20		50	58,500
City of Tucson AZ GOL
Series A
4.00%, 07/01/20		45	50,186
County of Pima AZ Sewer System Revenue RB
5.00%, 07/01/20		20	23,319
Series A
5.00%, 07/01/20		55	64,128
Maricopa County Community College District GO
Series D
4.00%, 07/01/20		40	44,962
Maricopa County High School District No. 210-Phoenix GO
5.25%, 07/01/20	(AGM)	50	58,871
Maricopa County Unified School District No. 48 Scottsdale GO
5.00%, 07/01/20		135	157,881
State of Arizona COP
5.00%, 09/01/20		100	116,225
State of Arizona Lottery Revenue RB
Series A
5.00%, 07/01/20	(AGM)	25	28,863
Yavapai County Community College District GOL
3.00%, 07/01/20		150	161,178

			1,796,856

SCHEDULES OF INVESTMENTS	79

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2020 AMT-FREE MUNI BOND ETF

September 30, 2015

Security		Principal (000s)	Value
CALIFORNIA — 12.86%
Acalanes Union High School District GO
4.00%, 08/01/20		$30	$33,997
California Educational Facilities Authority RB
5.25%, 09/01/20	(AMBAC)	20	23,812
California State Public Works Board RB
5.00%, 06/01/20		115	133,922
Series A
5.00%, 09/01/20		235	275,361
Chaffey Community College District GO
Series A
5.00%, 06/01/20		50	58,551
City & County of San Francisco CA GO Series R1
5.00%, 06/15/20		290	340,585
City of Los Angeles CA GO
Series A
5.00%, 09/01/20		25	29,489
Series B
5.00%, 09/01/20		265	312,586
City of Los Angeles CA Wastewater System Revenue RB
Series A
5.00%, 06/01/20		180	210,931
City of Santa Clara CA Electric Revenue RB
Series A
5.00%, 07/01/20		25	29,206
Coast Community College District GO
0.00%, 08/01/20	(NPFGC)	25	22,917
Series A
5.00%, 08/01/20		25	29,387
Contra Costa Community College District GO
5.00%, 08/01/20		50	58,825
Corona-Norco Unified School District GO
Series C
0.00%, 08/01/20	(AGM)	40	36,720

Security		Principal (000s)	Value
East Bay Municipal Utility District Wastewater System Revenue RB
Series A
5.00%, 06/01/20		$20	$23,509
East Bay Municipal Utility District Water System Revenue RB
Series B
4.00%, 06/01/20		55	62,081
5.00%, 06/01/20		195	228,944
East Side Union High School District GO
4.00%, 08/01/20		40	44,908
El Camino Community College District GO
5.00%, 08/01/20		50	58,645
Foothill-De Anza Community College District GO
5.25%, 08/01/20	(NPFGC-FGIC)	75	89,547
Fremont Unified School District/Alameda County CA GO
Series B
5.00%, 08/01/20		20	23,438
Huntington Beach Union High School District GO
5.00%, 08/01/20		90	105,885
Long Beach Community College District GO
Series B
4.00%, 08/01/20		25	28,155
Los Angeles Community College District/CA GO
Series F
5.00%, 08/01/20		155	182,357
Los Angeles County Metropolitan Transportation Authority RB
5.00%, 07/01/20		320	376,822
Series B
5.00%, 06/01/20		110	129,298
5.00%, 07/01/20		80	94,206
Los Angeles County Public Works Financing Authority RB
5.00%, 08/01/20		70	81,835

80	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2020 AMT-FREE MUNI BOND ETF

September 30, 2015

Security	Principal (000s)	Value
Los Angeles Department of Water & Power RB
Series A
4.00%, 07/01/20	$50	$56,326
5.00%, 07/01/20	220	258,174
Series B
5.00%, 07/01/20	10	11,735
Los Angeles Department of Water RB
Series A
5.00%, 07/01/20	175	206,075
Series B
5.00%, 07/01/20	25	29,439
Los Angeles Unified School District/CA GO
Series A-1
5.00%, 07/01/20	40	46,971
Los Gatos Union School District/CA GO
4.00%, 08/01/20	45	51,133
Los Rios Community College District GO
5.00%, 08/01/20	50	58,645
Marin Community College District GO
4.00%, 08/01/20	70	79,078
Metropolitan Water District of Southern California RB
Series G
5.00%, 07/01/20	140	164,682
Mount Diablo Unified School District/CA GO
Series B
5.00%, 07/01/20	25	29,168
Orange County Transportation Authority RB
5.00%, 08/15/20	25	29,445
Roseville Joint Union High School District GO
4.00%, 08/01/20	100	112,269
Sacramento Municipal Utility District RB
Series B
5.00%, 08/15/20	65	76,439
Series X
5.00%, 08/15/20	195	229,318

Security	Principal (000s)	Value
Series Y
5.00%, 08/15/20	$20	$23,520
San Diego Community College District GO
5.00%, 08/01/20	75	88,431
San Diego Public Facilities Financing Authority RB
Series A
5.00%, 09/01/20	50	57,754
San Diego Unified School District/CA GO
Series R-3
5.00%, 07/01/20	40	46,971
San Francisco Bay Area Rapid Transit District GO
Series C
5.00%, 08/01/20	110	129,633
San Francisco Bay Area Rapid Transit District RB
Series A
4.00%, 07/01/20	20	22,589
San Francisco Unified School District GO
Series E
5.00%, 06/15/20	130	152,676
San Jose Financing Authority RB
Series A
5.00%, 06/01/20	100	116,532
San Mateo County Community College District GO
4.00%, 09/01/20	15	16,995
San Mateo Union High School District GO
Series A
5.00%, 09/01/20	20	23,574
San Ramon Valley Unified School District/CA GO
4.00%, 08/01/20	120	135,865
Santa Monica Community College District GO
5.00%, 08/01/20	125	147,062
Sonoma County Junior College District GO
4.00%, 08/01/20	70	79,078

SCHEDULES OF INVESTMENTS	81

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2020 AMT-FREE MUNI BOND ETF

September 30, 2015

Security	Principal (000s)	Value
South Orange County Public Financing Authority ST
Series A
5.00%, 08/15/20	$50	$57,311
Southern California Public Power Authority RB
4.00%, 07/01/20	135	151,913
5.00%, 07/01/20	70	82,200
Series A
5.00%, 07/01/20	125	146,469
State of California GO
4.00%, 09/01/20	210	237,287
5.00%, 09/01/20	355	418,009
Tamalpais Union High School District GO
5.00%, 08/01/20	30	35,389
Ventura County Community College District GO
5.00%, 08/01/20	25	29,413
William S Hart Union High School District GO
4.00%, 09/01/20	100	112,553

		6,876,040
COLORADO — 0.66%
E-470 Public Highway Authority RB
Series A
5.00%, 09/01/20	100	114,439
University of Colorado RB
Series A
5.00%, 06/01/20	50	58,598
Series B
5.00%, 06/01/20	155	181,654

		354,691
CONNECTICUT — 1.82%
State of Connecticut Clean Water Fund – State Revolving Fund RB
Series B
5.00%, 07/01/20	100	117,251
State of Connecticut GO
5.00%, 06/15/20	125	145,033
Series B
5.25%, 06/01/20	200	234,132

Security		Principal (000s)	Value
Series E
5.00%, 09/01/20		$200	$232,932
State of Connecticut Special Tax Revenue ST
5.00%, 09/01/20		150	175,138
Series A
5.00%, 09/01/20		50	58,380
Town of Darien CT GO
4.00%, 08/01/20		10	11,290

			974,156
DELAWARE — 0.79%
Delaware Transportation Authority RB
5.00%, 07/01/20		70	82,111
5.00%, 09/01/20		60	70,087
State of Delaware GO
5.00%, 07/01/20		85	99,943
Series A
4.00%, 08/01/20		150	169,429

			421,570
DISTRICT OF COLUMBIA — 0.50%
District of Columbia GO
5.25%, 06/01/20	(AGM-CR, SGI)	140	164,962
Series A
5.00%, 06/01/20		45	52,471
Series B
5.25%, 06/01/20	(SGI)	40	47,132

			264,565
FLORIDA — 7.55%
Central Florida Expressway Authority RB
5.00%, 07/01/20		30	34,919
Series B
5.00%, 07/01/20		55	64,018
County of Hillsborough FL RB
5.00%, 08/01/20		55	64,175
County of Miami-Dade FL GO
4.00%, 07/01/20		10	11,133
County of Miami-Dade FL Transit System RB
5.00%, 07/01/20		185	214,872
County of Palm Beach FL GO
5.00%, 07/01/20		60	70,426

82	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2020 AMT-FREE MUNI BOND ETF

September 30, 2015

Security	Principal (000s)	Value
County of Palm Beach FL RB
4.00%, 06/01/20	$30	$33,540
5.00%, 06/01/20	140	163,243
Florida Department of Environmental Protection RB
5.00%, 07/01/20	240	279,173
Series B
5.00%, 07/01/20	45	52,345
Florida’s Turnpike Enterprise RB
Series A
5.00%, 07/01/20	100	116,497
Series B
5.00%, 07/01/20	175	203,870
Leon County School District RB
5.00%, 09/01/20	105	122,380
Miami-Dade County Expressway Authority RB
Series A
5.00%, 07/01/20	210	244,432
Orange County School Board COP
Series D
5.00%, 08/01/20	150	175,219
Palm Beach County School District COP
Series A
5.00%, 08/01/20	125	144,952
Series C
5.00%, 08/01/20	100	115,962
Pasco County School Board COP
5.00%, 08/01/20	45	52,092
Reedy Creek Improvement District GOL
Series A
5.00%, 06/01/20	125	144,779
School District of Broward County/FL COP
Series B
5.00%, 07/01/20	330	383,282
St. Johns County School Board COP
5.00%, 07/01/20	20	23,150
State of Florida Department of Transportation RB
5.00%, 07/01/20	60	69,898

Security		Principal (000s)	Value
State of Florida GO
5.00%, 07/01/20		$160	$187,198
Series A
5.00%, 06/01/20		340	397,117
Series B
5.00%, 06/01/20		50	58,399
Series C
5.00%, 06/01/20		75	87,599
State of Florida Lottery Revenue RB
Series A
5.00%, 07/01/20		145	168,921
Series E
5.00%, 07/01/20		250	291,242
Series F
5.00%, 07/01/20		55	64,073

			4,038,906
GEORGIA — 1.25%
Metropolitan Atlanta Rapid Transit Authority RB
Series A
5.00%, 07/01/20	(NPFGC)	20	23,299
State of Georgia GO
Series E-2
5.00%, 09/01/20		70	82,448
Series I
5.00%, 07/01/20		480	563,410

			669,157
HAWAII — 1.39%
City & County of Honolulu HI GO
Series A
4.00%, 08/01/20		100	112,223
City & County of Honolulu HI Wastewater System Revenue RB
5.00%, 07/01/20		130	151,446
State of Hawaii GO
Series EH
5.00%, 08/01/20		235	275,281
Series EP
5.00%, 08/01/20		175	204,997

			743,947
ILLINOIS — 1.55%
Metropolitan Pier & Exposition Authority RB
0.00%, 06/15/20	(NPFGC)	20	17,535
0.00%, 06/15/20	(NPFGC-FGIC)	25	21,918

SCHEDULES OF INVESTMENTS	83

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2020 AMT-FREE MUNI BOND ETF

September 30, 2015

Security		Principal (000s)	Value
Regional Transportation Authority RB
Series A
5.50%, 07/01/20	(NPFGC)	$40	$46,534
6.00%, 07/01/20	(NPFGC)	60	71,098
State of Illinois GO
0.00%, 08/01/20		25	21,933
4.00%, 09/01/20		175	182,101
5.00%, 08/01/20		30	32,559
5.00%, 08/01/20	(AGM)	50	55,306
State of Illinois RB
4.00%, 06/15/20		25	27,682
5.00%, 06/15/20		305	351,488

			828,154
INDIANA — 0.55%
Indiana Finance Authority RB
5.25%, 07/01/20		85	99,483
Indiana University RB
Series U
5.00%, 08/01/20		25	29,298
Indianapolis Local Public Improvement Bond Bank RB
Series D
5.00%, 06/01/20		50	57,598
Purdue University RB
5.00%, 07/01/20		65	75,919
Series AA
4.00%, 07/01/20		30	33,662

			295,960
IOWA — 1.13%
City of Des Moines IA GO
Series A
5.00%, 06/01/20		140	163,243
Iowa Finance Authority RB
5.00%, 08/01/20		100	117,274
Series A
5.00%, 08/01/20		165	193,502
State of Iowa RB
5.00%, 06/15/20		110	128,034

			602,053
KANSAS — 0.73%
City of Wichita KS GO
Series 811
5.00%, 06/01/20		55	64,077

Security		Principal (000s)	Value
Johnson County Unified School District No. 232 De Soto GO
Series A
5.00%, 09/01/20		$110	$128,550
State of Kansas Department of Transportation RB
Series A
3.13%, 09/01/20		10	10,852
Series B
5.00%, 09/01/20		80	94,142
Series C
5.00%, 09/01/20		80	94,142

			391,763
KENTUCKY — 0.48%
Kentucky State Property & Building Commission RB
4.00%, 08/01/20		60	66,362
5.00%, 08/01/20		55	63,375
5.50%, 08/01/20	(AMBAC)	10	11,754
Kentucky Turnpike Authority RB
Series A
5.00%, 07/01/20		100	116,097

			257,588
LOUISIANA — 0.85%
Louisiana State Citizens Property Insurance Corp. RB
5.00%, 06/01/20		105	120,235
St. Tammany Parish Sales Tax District No. 3 GO
4.00%, 06/01/20		25	27,820
State of Louisiana GO
Series A
5.00%, 08/01/20		125	145,026
Series C
4.00%, 07/15/20		60	66,797
State of Louisiana RB
Series A
5.00%, 06/15/20		80	93,275

			453,153
MAINE — 0.32%
Maine Turnpike Authority RB
5.00%, 07/01/20		100	116,798

84	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2020 AMT-FREE MUNI BOND ETF

September 30, 2015

Security	Principal (000s)	Value
State of Maine GO
Series B
4.00%, 06/01/20	$50	$56,141

		172,939
MARYLAND — 4.52%
City of Baltimore MD RB
5.00%, 07/01/20	75	87,448
County of Baltimore MD GO
5.00%, 08/01/20	345	405,303
County of Montgomery MD GO
Series A
5.00%, 07/01/20	125	146,595
5.00%, 08/01/20	150	176,218
Maryland State Transportation Authority RB
Series A
5.00%, 07/01/20	90	104,937
State of Maryland Department of Transportation RB
5.00%, 06/01/20	95	110,932
State of Maryland GO
4.50%, 08/01/20	420	482,950
5.00%, 08/01/20	195	229,084
Series A
5.00%, 08/01/20	110	129,227
Series B
5.00%, 08/01/20	150	176,218
Washington Suburban Sanitary Commission GO
5.00%, 06/01/20	250	292,670
Series A
4.00%, 06/01/20	65	73,059

		2,414,641
MASSACHUSETTS — 5.64%
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue RB
5.00%, 06/15/20	100	117,143
Series A
5.00%, 06/15/20	40	46,857
Commonwealth of Massachusetts GOL
Series A
5.25%, 08/01/20	150	177,579

Security		Principal (000s)	Value
Series B
3.00%, 08/01/20		$100	$107,877
5.00%, 08/01/20		100	117,218
5.25%, 08/01/20		145	171,660
5.25%, 09/01/20	(AGM)	70	83,035
Series E
5.00%, 09/01/20		445	522,586
Massachusetts Bay Transportation Authority RB
Series A
5.00%, 07/01/20		60	70,411
5.25%, 07/01/20		200	237,006
Series B
5.25%, 07/01/20		200	237,006
Series C
5.00%, 07/01/20		15	17,603
5.50%, 07/01/20		55	65,809
Massachusetts Clean Water Trust (The) RB
5.00%, 08/01/20		340	399,676
5.25%, 08/01/20		25	29,662
Massachusetts Port Authority RB
Series C
5.00%, 07/01/20		45	52,559
Massachusetts School Building Authority RB
Series B
4.00%, 08/15/20		100	112,527
5.00%, 08/15/20		145	169,985
Massachusetts Water Resources Authority RB
Series A
4.00%, 08/01/20	(GOI)	35	39,402
Series J
5.50%, 08/01/20	(AGM)	200	239,574

			3,015,175
MICHIGAN — 0.37%
Michigan State University RB
Series A
5.00%, 08/15/20		170	198,856

			198,856

SCHEDULES OF INVESTMENTS	85

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2020 AMT-FREE MUNI BOND ETF

September 30, 2015

Security	Principal (000s)	Value
MINNESOTA — 2.32%
Metropolitan Council GO
Series D
5.00%, 09/01/20	$75	$88,258
Series E
5.00%, 09/01/20	75	88,259
State of Minnesota GO
5.00%, 08/01/20	(ETM)	5	5,872
5.00%, 08/01/20	290	340,390
Series B
4.00%, 08/01/20	150	168,828
5.00%, 08/01/20	345	404,947
Series D
5.00%, 08/01/20	25	29,344
State of Minnesota RB
Series A
5.00%, 06/01/20	100	116,602

1,242,500
MISSOURI — 0.37%
Missouri State Environmental Improvement & Energy Resources Authority RB
5.00%, 07/01/20	170	199,369

199,369
MONTANA — 0.24%
Montana Department of Transportation RB
3.00%, 06/01/20	20	21,426
State of Montana GO
5.00%, 08/01/20	90	105,824

127,250
NEBRASKA — 0.49%
City of Lincoln NE Electric System Revenue RB
Series A
5.00%, 09/01/20	80	93,726
Nebraska Public Power District RB
5.00%, 07/01/20	120	139,826
University of Nebraska RB
5.00%, 07/01/20	25	29,068

262,620

Security	Principal (000s)	Value
NEVADA — 1.08%
Clark County School District GOL
Series B
5.00%, 06/15/20	$125	$144,819
County of Clark Department of Aviation RB
5.00%, 07/01/20	45	52,132
State of Nevada GOL
5.00%, 06/01/20	55	64,103
5.00%, 08/01/20	160	187,099
Series C
5.00%, 06/01/20	100	116,552
Washoe County School District/NV GOL
Series F
5.00%, 06/01/20	10	11,587

		576,292
NEW HAMPSHIRE — 0.64%
New Hampshire Health and Education Facilities Authority Act RB
5.00%, 07/01/20	70	81,233
New Hampshire Municipal Bond Bank RB
Series B
5.00%, 08/15/20	40	46,728
State of New Hampshire GO
Series A
3.50%, 07/01/20	125	137,726
State of New Hampshire RB
5.00%, 09/01/20	65	75,324

		341,011
NEW JERSEY — 3.18%
New Jersey Building Authority RB
Series A
3.00%, 06/15/20	25	24,583
New Jersey Economic Development Authority RB
5.00%, 06/15/20	350	375,096
5.00%, 09/01/20	315	361,132
New Jersey Educational Facilities Authority RB
5.00%, 09/01/20	30	32,114

86	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2020 AMT-FREE MUNI BOND ETF

September 30, 2015

Security		Principal (000s)	Value
Series A
5.00%, 07/01/20		$25	$29,344
New Jersey Transportation Trust Fund Authority RB
Series A
4.00%, 06/15/20		75	76,987
5.00%, 06/15/20		80	85,574
5.00%, 06/15/20	(SAP)	25	26,742
Series AA
5.00%, 06/15/20		170	181,844
5.00%, 06/15/20	(SAP)	25	26,742
Series B
5.00%, 06/15/20		75	80,225
State of New Jersey GO
5.00%, 06/01/20		40	45,274
Series Q
4.00%, 08/15/20		75	81,232
5.00%, 08/15/20		240	271,812

			1,698,701
NEW MEXICO — 0.99%
New Mexico Finance Authority RB
4.00%, 06/15/20		75	84,307
Series B
5.00%, 06/15/20		180	210,539
State of New Mexico Severance Tax Permanent Fund RB
Series A
5.00%, 07/01/20		175	204,661
Series B
4.00%, 07/01/20		25	27,979

			527,486
NEW YORK — 10.12%
City of New York NY GO
Series A
5.00%, 08/01/20		270	315,328
Series B
3.00%, 08/01/20		180	193,441
4.00%, 08/01/20		175	196,222
5.00%, 08/01/20		545	636,495
Series C
3.00%, 08/01/20		25	26,867
Series E
4.00%, 08/01/20		20	22,425

Security		Principal (000s)	Value
Series F
4.00%, 08/01/20		$95	$106,521
Series G
5.00%, 08/01/20		35	40,876
Series H-2
5.00%, 06/01/20		115	133,804
Series I-1
5.00%, 08/01/20		105	122,627
Series J
5.00%, 08/01/20		620	724,086
County of Orange NY GOL
Series B
4.00%, 07/01/20		35	38,897
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-1
4.00%, 07/15/20	(SAW)	170	190,459
5.00%, 07/15/20	(SAW)	85	99,156
Series S-1A
5.00%, 07/15/20	(SAW)	20	23,331
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 08/01/20		60	70,126
Series A-1
5.00%, 08/01/20		165	192,847
New York City Water & Sewer System RB
Series D
0.00%, 06/15/20		220	205,427
Series EE
4.00%, 06/15/20		25	28,031
Series FF
5.00%, 06/15/20		120	140,364
Series GG
4.00%, 06/15/20		110	123,335
5.00%, 06/15/20		85	99,424
New York State Dormitory Authority RB
4.13%, 07/01/20		95	106,676
5.00%, 07/01/20		100	116,396
5.00%, 07/01/20	(SAP)	195	226,972
Series A
5.00%, 07/01/20		320	373,773

SCHEDULES OF INVESTMENTS	87

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2020 AMT-FREE MUNI BOND ETF

September 30, 2015

Security	Principal (000s)	Value
New York State Environmental Facilities Corp. RB
4.00%, 06/15/20	$75	$84,494
5.00%, 06/15/20	225	263,970
Series A
3.50%, 06/15/20	110	121,416
5.00%, 06/15/20	45	52,794
Series B
5.00%, 08/15/20	120	141,374
Port Authority of New York & New Jersey RB
Series 180
5.00%, 06/01/20	120	140,328
Suffolk County Water Authority RB
5.00%, 06/01/20	20	23,381
Town of Hempstead NY GOL
5.00%, 08/15/20	25	29,337

		5,411,000
NORTH CAROLINA — 2.22%
City of Charlotte NC Airport Revenue RB
Series A
5.00%, 07/01/20	100	115,897
City of Charlotte NC GO
Series A
5.00%, 07/01/20	305	358,000
City of Winston-Salem NC GO
Series 2010B
4.00%, 06/01/20	50	56,272
County of Buncombe NC RB
Series A
5.00%, 06/01/20	50	58,153
County of Forsyth NC GO
Series E
4.00%, 07/01/20	115	129,690
County of New Hanover NC GO
Series A
5.00%, 06/01/20	25	29,292
County of Wake NC GO
5.00%, 09/01/20	80	94,226
State of North Carolina GO
Series 2013D
4.00%, 06/01/20	305	343,552

		1,185,082

Security	Principal (000s)	Value
OHIO — 2.96%
City of Columbus OH GO
Series 1
4.00%, 07/01/20	$50	$56,338
5.00%, 07/01/20	65	76,229
City of Columbus OH GOL
4.00%, 08/15/20	100	112,508
5.00%, 08/15/20	50	58,684
Cleveland State University RB
5.00%, 06/01/20	75	86,720
Miami University/Oxford OH RB
5.00%, 09/01/20	100	117,053
Ohio State University (The) RB
Series A
4.00%, 06/01/20	50	55,996
5.00%, 06/01/20	100	116,602
Ohio State Water Development Authority RB
5.00%, 06/01/20	90	105,119
Series A
5.00%, 06/01/20	100	116,799
State of Ohio GO
5.00%, 08/01/20	40	46,856
Series A
5.00%, 09/01/20	200	234,660
Series B
4.00%, 08/01/20	80	89,779
5.00%, 08/01/20	215	251,853
University of Cincinnati RB
Series A
5.00%, 06/01/20	50	58,104

		1,583,300
OKLAHOMA — 0.72%
Grand River Dam Authority RB
Series A
5.00%, 06/01/20	120	139,449
Oklahoma Capital Improvement Authority RB
3.00%, 07/01/20	100	106,667
Series A
5.00%, 07/01/20	100	116,297
Tulsa County Industrial Authority RB
4.00%, 09/01/20	20	22,312

		384,725

88	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2020 AMT-FREE MUNI BOND ETF

September 30, 2015

Security		Principal (000s)	Value
OREGON — 1.76%
City of Portland OR Sewer System Revenue RB
Series A
5.00%, 08/01/20		$30	$35,020
Clackamas County School District No. 12 North Clackamas GO
5.00%, 06/15/20	(GTD)	100	116,743
Deschutes County Administrative School District No. 1 Bend-La Pine GO
5.00%, 06/15/20	(GTD)	55	64,319
Metro/OR GO
5.00%, 06/01/20		45	52,725
Series A
5.00%, 06/01/20		130	152,317
Portland Community College District GO
5.00%, 06/15/20		170	198,803
State of Oregon GO
Series A
4.00%, 08/01/20		170	191,678
Series N
5.00%, 08/01/20		10	11,743
Washington Clackamas & Yamhill Counties School District No. 88J GO
5.00%, 06/15/20	(GTD)	100	116,893

			940,241
PENNSYLVANIA — 1.68%
Commonwealth of Pennsylvania GO
First Series
5.00%, 06/01/20		225	259,483
Second Series
5.00%, 07/01/20		260	300,300
Series T
5.00%, 07/01/20		50	57,750
Pennsylvania Higher Educational Facilities Authority RB
Series AL
5.00%, 06/15/20		50	57,423
Pennsylvania Intergovernmental Cooperation Authority ST
5.00%, 06/15/20		80	93,275

Security		Principal (000s)	Value
Pittsburgh Water & Sewer Authority RB
Series A
5.00%, 09/01/20	(AGM)	$25	$29,190
School District of Philadelphia (The) GO
Series D
5.00%, 09/01/20	(SAW)	90	102,406

			899,827
RHODE ISLAND — 0.28%
State of Rhode Island GO
5.00%, 08/01/20		130	151,355

			151,355
TENNESSEE — 1.22%
Metropolitan Government of Nashville & Davidson County TN GO
Series A
4.00%, 07/01/20		165	185,307
5.00%, 07/01/20		115	134,433
Series D
5.00%, 07/01/20		100	116,898
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB
5.00%, 07/01/20		135	157,507
Series A
4.00%, 07/01/20		50	55,859

			650,004
TEXAS — 8.09%
Austin Community College District GOL
5.00%, 08/01/20		15	17,464
Austin Independent School District GO
Series A
4.50%, 08/01/20	(PSF)	65	74,408
5.00%, 08/01/20	(PSF)	25	29,201
Series B
5.00%, 08/01/20		75	87,604
Central Texas Turnpike System RB
0.00%, 08/15/20	(AMBAC)	15	14,004
Series A
0.00%, 08/15/20	(AMBAC)	80	72,974
City of Arlington TX GOL
5.00%, 08/15/20		90	105,091

SCHEDULES OF INVESTMENTS	89

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2020 AMT-FREE MUNI BOND ETF

September 30, 2015

Security		Principal (000s)	Value
City of Austin TX GOL
5.00%, 09/01/20		$260	$306,145
City of Beaumont TX Waterworks & Sewer System Revenue RB
5.00%, 09/01/20		35	40,721
City of Corpus Christi TX Utility System Revenue RB
4.50%, 07/15/20		25	28,382
City of El Paso TX GOL
Series A
5.00%, 08/15/20		105	122,715
City of Irving TX Waterworks & Sewer System Revenue RB
4.50%, 08/15/20		150	171,937
City of Plano TX GOL
Series 2013
5.00%, 09/01/20		50	58,536
City of Round Rock TX GOL
4.00%, 08/15/20		65	72,654
County of Bexar TX GOL
5.00%, 06/15/20		200	233,388
County of Denton TX GOL
5.00%, 07/15/20		50	58,509
Dallas Independent School District GO
5.00%, 08/15/20	(PSF)	50	58,545
Del Mar College District GOL
5.00%, 08/15/20		20	23,313
El Paso Independent School District GO
5.00%, 08/15/20	(PSF)	5	5,845
Fort Bend Independent School District GO
5.00%, 08/15/20	(PSF)	200	233,779
Grapevine-Colleyville Independent School District GO
5.00%, 08/15/20	(PSF)	100	116,499
Series A
5.00%, 08/15/20		35	40,977
Hays Consolidated Independent School District GO
5.00%, 08/15/20	(PSF)	125	146,112

Security		Principal (000s)	Value
Keller Independent School District/TX GO
Series A
5.00%, 08/15/20	(PSF)	$25	$29,272
Leander Independent School District GO
Series A
0.00%, 08/15/20	(PSF)	50	46,545
Series D
0.00%, 08/15/20	(PSF)	50	46,545
Lewisville Independent School District GO
0.00%, 08/15/20	(PSF)	20	18,618
Series A
4.00%, 08/15/20	(PSF)	15	16,829
5.00%, 08/15/20	(PSF)	75	87,667
Series B
4.00%, 08/15/20		25	28,019
Lone Star College System GOL
Series A
5.00%, 08/15/20		25	29,123
Mesquite Independent School District GO
Series B
4.00%, 08/15/20	(PSF)	50	56,097
5.00%, 08/15/20	(PSF)	20	23,378
North East Independent School District/TX GO
5.00%, 08/01/20	(PSF)	75	87,604
North Texas Municipal Water District RB
5.00%, 09/01/20		200	234,348
Permanent University Fund RB
4.00%, 07/01/20		70	78,735
Series A
5.00%, 07/01/20		150	175,839
Series B
5.00%, 07/01/20		135	157,846
Round Rock Independent School District GO
5.00%, 08/01/20	(PSF)	100	116,996

90	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2020 AMT-FREE MUNI BOND ETF

September 30, 2015

Security		Principal (000s)	Value
Socorro Independent School District GO
Series A
5.00%, 08/15/20	(PSF)	$85	$99,259
State of Texas GO
5.00%, 08/01/20		120	140,630
Series B
5.00%, 08/01/20		45	52,736
Texas City Independent School District/TX GO
3.00%, 08/15/20	(PSF)	100	107,499
Texas Tech University RB
Series A
5.00%, 08/15/20		30	35,061
University of Texas System (The) RB
Series A
4.00%, 08/15/20		100	112,861
5.00%, 08/15/20		310	364,479
Series B
5.00%, 08/15/20		50	58,787

			4,323,576
UTAH — 0.71%
Davis County School District GO
Series A
4.00%, 06/01/20	(GTD)	25	28,148
State of Utah GO
Series A
5.00%, 07/01/20		135	158,528
University of Utah RB
Series 2014B
5.00%, 08/01/20		20	23,428
Series A
5.00%, 08/01/20		20	23,428
Utah Transit Authority RB
Series 2015A
5.00%, 06/15/20		125	146,429

			379,961
VIRGINIA — 2.67%
City of Alexandria VA GO
Series B
5.00%, 06/15/20	(SAW)	100	117,266

Security		Principal (000s)	Value
City of Newport News VA GO
Series A
5.00%, 07/01/20		$50	$58,500
5.00%, 07/15/20	(SAW)	50	58,545
City of Richmond VA GO
Series B
5.00%, 07/15/20	(SAW)	50	58,723
Commonwealth of Virginia GO
Series A-1
4.00%, 06/01/20		35	39,424
Series B
5.00%, 06/01/20		25	29,292
County of Henrico VA GO
5.00%, 08/01/20		25	29,396
Series A
4.00%, 08/01/20		90	101,612
Virginia Beach Development Authority RB
Series C
5.00%, 08/01/20		25	29,170
Virginia College Building Authority RB
5.00%, 09/01/20		50	58,535
Series 2
5.00%, 09/01/20	(ST)	25	29,268
Series A
5.00%, 09/01/20		100	117,070
Virginia Public Building Authority RB
Series B
5.00%, 08/01/20		75	87,741
Series B-3
4.00%, 08/01/20		100	112,123
Virginia Public School Authority RB
5.00%, 08/01/20	(SAW)	400	467,952
Series A
5.00%, 08/01/20	(SAW)	15	17,548
Series D
4.00%, 08/01/20	(SAW)	15	16,848

			1,429,013
WASHINGTON — 7.18%
City of Seattle WA Drainage & Wastewater Revenue RB
5.00%, 09/01/20		90	105,457

SCHEDULES OF INVESTMENTS	91

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2020 AMT-FREE MUNI BOND ETF

September 30, 2015

Security		Principal (000s)	Value
City of Seattle WA GOL
Series B
5.00%, 08/01/20		$125	$146,490
City of Seattle WA Water System Revenue RB
5.00%, 09/01/20		160	187,811
County of King WA Sewer Revenue RB
5.00%, 07/01/20		80	93,438
County of Pierce WA GOL
Series A
5.00%, 07/01/20		35	40,687
Energy Northwest RB
Series A
5.00%, 07/01/20		575	671,588
Pierce County School District No. 10 Tacoma GO
4.00%, 06/01/20	(GTD)	20	22,369
Port of Seattle WA RB
5.50%, 09/01/20	(NPFGC)	240	284,979
State of Washington COP
5.00%, 07/01/20	(ST)	75	87,223
State of Washington GO
5.00%, 07/01/20		230	268,786
Series A
5.00%, 07/01/20		55	64,239
5.00%, 08/01/20		25	29,247
Series B-1
5.00%, 08/01/20		50	58,494
Series C
5.00%, 06/01/20		45	52,471
Series R
4.00%, 07/01/20		200	223,830
5.00%, 07/01/20		245	286,155
Series R-2011B
5.00%, 07/01/20		210	245,276
Series R-2013A
5.00%, 07/01/20		145	169,357
Series R-2014A
5.00%, 07/01/20		80	93,559
Series R-2015
5.00%, 07/01/20		40	46,780
State of Washington RB
5.00%, 09/01/20		350	406,609

Security	Principal (000s)	Value
TOP Washington State Lease Revenue RB
5.00%, 07/01/20	$20	$23,209
University of Washington RB
Series A
5.00%, 07/01/20	120	140,399
Series C
5.00%, 07/01/20	75	87,749

		3,836,202
WEST VIRGINIA — 0.07%
State of West Virginia GO
4.00%, 06/01/20	35	39,282

		39,282
WISCONSIN — 1.18%
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB
Series 1
4.00%, 06/01/20	100	112,088
Series 4
5.00%, 06/01/20	105	122,432
Wisconsin Department of Transportation RB
5.00%, 07/01/20	75	87,599
Series 1
3.50%, 07/01/20	15	16,444
5.00%, 07/01/20	85	99,278
Series 2
5.00%, 07/01/20	55	64,239
Series A
5.00%, 07/01/20	35	40,879
WPPI Energy
Series A
5.00%, 07/01/20	75	87,204

		630,163

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $52,549,282)		52,848,268

92	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2020 AMT-FREE MUNI BOND ETF

September 30, 2015

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 0.34%

MONEY MARKET FUNDS — 0.34%
BlackRock Liquidity Funds: MuniFund, Institutional Shares
0.02%[a,b]	184	$183,505

		183,505

TOTAL SHORT-TERM INVESTMENTS
(Cost: $183,505)		183,505

TOTAL INVESTMENTS IN SECURITIES — 99.18%
(Cost: $52,732,787)		53,031,773
Other Assets, Less Liabilities — 0.82%		435,858

NET ASSETS — 100.00%		$53,467,631

COP  —  Certificates of Participation

ETM  —  Escrowed to Maturity

GO  —  General Obligation

GOI  —  General Obligation of the Issuer

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

MO  —  Moral Obligation

PSF  —  Permanent School Fund

RB  —  Revenue Bond

SAP  —  Subject to Appropriations

SAW  —  State Aid Withholding

ST  —  Special Tax

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

AGM-CR  —  AGM Insured Custodial Receipts

AMBAC  —  Ambac Assurance Corp.

FGIC  —  Financial Guaranty Insurance Co.

NPFGC  —  National Public Finance Guarantee Corp.

NPFGC-FGIC  —  National Public Finance Guarantee Corp. – Financial Guaranty Insurance Co.

SGI  —  Syncora Guarantee Inc.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	93

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

September 30, 2015

	iShares iBonds Sep 2016 AMT-Free Muni Bond ETF		iShares iBonds Sep 2017 AMT-Free Muni Bond ETF		iShares iBonds Sep 2018 AMT-Free Muni Bond ETF

ASSETS
Investments, at cost:
Unaffiliated	$138,671,950		$161,239,018		$95,302,422
Affiliated (Note 2)	254,615		374,880		2,699,815

Total cost of investments	$138,926,565		$161,613,898		$98,002,237

Investments in securities, at fair value (Note 1):
Unaffiliated	$139,362,196		$162,768,455		$95,999,430
Affiliated (Note 2)	254,615		374,880		2,699,815

Total fair value of investments	139,616,811		163,143,335		98,699,245
Receivables:
Interest	1,395,403		1,650,520		916,347

Total Assets	141,012,214		164,793,855		99,615,592

LIABILITIES
Payables:
Investment securities purchased	—		—		2,467,955
Investment advisory fees (Note 2)	20,783		24,256		13,714

Total Liabilities	20,783		24,256		2,481,669

NET ASSETS	$140,991,431		$164,769,599		$97,133,923

Net assets consist of:
Paid-in capital	$140,323,988		$163,404,723		$96,420,034
Undistributed net investment income	81,180		128,472		73,863
Accumulated net realized loss	(103,983)		(293,033)		(56,982)
Net unrealized appreciation	690,246		1,529,437		697,008

NET ASSETS	$140,991,431		$164,769,599		$97,133,923

Shares outstanding[a]	5,300,000	[b]	6,000,000	[b]	3,800,000

Net asset value per share	$26.60	[b]	$27.46	[b]	$25.56

[a]	No par value, unlimited number of shares authorized.
[b]	Shares outstanding and net asset value per share reflect a two-for-one stock split effective after the close of trading on May 20, 2015, for shareholders of record on May 18, 2015. See Note 4.

See notes to financial statements.

94	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2015

	iShares iBonds Sep 2019 AMT-Free Muni Bond ETF	iShares iBonds Sep 2020 AMT-Free Muni Bond ETF

ASSETS
Investments, at cost:
Unaffiliated	$67,585,708	$52,549,282
Affiliated (Note 2)	199,191	183,505

Total cost of investments	$67,784,899	$52,732,787

Investments in securities, at fair value (Note 1):
Unaffiliated	$68,026,190	$52,848,268
Affiliated (Note 2)	199,191	183,505

Total fair value of investments	68,225,381	53,031,773
Receivables:
Interest	623,661	457,098
Capital shares sold	—	2,548,971

Total Assets	68,849,042	56,037,842

LIABILITIES
Payables:
Investment securities purchased	—	2,562,993
Investment advisory fees (Note 2)	9,865	7,218

Total Liabilities	9,865	2,570,211

NET ASSETS	$68,839,177	$53,467,631

Net assets consist of:
Paid-in capital	$68,336,118	$53,123,569
Undistributed net investment income	62,499	45,283
Undistributed net realized gain (accumulated net realized loss)	78	(207)
Net unrealized appreciation	440,482	298,986

NET ASSETS	$68,839,177	$53,467,631

Shares outstanding[a]	2,700,000	2,100,000

Net asset value per share	$25.50	$25.46

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	95

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended September 30, 2015

	iShares iBonds Sep 2016 AMT-Free Muni Bond ETF	iShares iBonds Sep 2017 AMT-Free Muni Bond ETF	iShares iBonds Sep 2018 AMT-Free Muni Bond ETF

NET INVESTMENT INCOME
Interest — unaffiliated	$592,529	$904,587	$481,844
Interest — affiliated (Note 2)	46	67	54

Total investment income	592,575	904,654	481,898

EXPENSES
Investment advisory fees (Note 2)	198,066	236,728	130,831

Total expenses	198,066	236,728	130,831
Less investment advisory fees waived (Note 2)	(79,370)	(94,882)	(52,464)

Net expenses	118,696	141,846	78,367

Net investment income	473,879	762,808	403,531

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	—	(284)	(1,235)
In-kind redemptions — unaffiliated	15,059	(372)	—

Net realized gain (loss)	15,059	(656)	(1,235)

Net change in unrealized appreciation/depreciation	(281,459)	(130,438)	347,117

Net realized and unrealized gain (loss)	(266,400)	(131,094)	345,882

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$207,479	$631,714	$749,413

See notes to financial statements.

96	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended September 30, 2015

	iShares iBonds Sep 2019 AMT-Free Muni Bond ETF	iShares iBonds Sep 2020 AMT-Free Muni Bond ETF

NET INVESTMENT INCOME
Interest — unaffiliated	$384,878	$297,967
Interest — affiliated (Note 2)	40	30

Total investment income	384,918	297,997

EXPENSES
Investment advisory fees (Note 2)	89,758	60,845

Total expenses	89,758	60,845
Less investment advisory fees waived (Note 2)	(36,034)	(24,429)

Net expenses	53,724	36,416

Net investment income	331,194	261,581

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(218)	(211)

Net realized loss	(218)	(211)

Net change in unrealized appreciation/depreciation	343,478	305,110

Net realized and unrealized gain	343,260	304,899

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$674,454	$566,480

See notes to financial statements.

FINANCIAL STATEMENTS	97

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares iBonds Sep 2016 AMT-Free Muni Bond ETF		iShares iBonds Sep 2017 AMT-Free Muni Bond ETF
	Six months ended September 30, 2015 (Unaudited)[a]	Year ended March 31, 2015[a]	Six months ended September 30, 2015 (Unaudited)[a]	Year ended March 31, 2015[a]

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$473,879	$948,843	$762,808	$1,434,655
Net realized gain (loss)	15,059	22	(656)	(1,454)
Net change in unrealized appreciation/depreciation	(281,459)	(369,725)	(130,438)	(67,962)

Net increase in net assets resulting from operations	207,479	579,140	631,714	1,365,239

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(473,468)	(923,656)	(758,799)	(1,395,949)

Total distributions to shareholders	(473,468)	(923,656)	(758,799)	(1,395,949)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	18,634,691	10,707,237	16,457,097	24,829,641
Cost of shares redeemed	(5,330,539)	—	(2,738,359)	—

Net increase in net assets from capital share transactions	13,304,152	10,707,237	13,718,738	24,829,641

INCREASE IN NET ASSETS	13,038,163	10,362,721	13,591,653	24,798,931

NET ASSETS
Beginning of period	127,953,268	117,590,547	151,177,946	126,379,015

End of period	$140,991,431	$127,953,268	$164,769,599	$151,177,946

Undistributed net investment income included in net assets at end of period	$81,180	$80,769	$128,472	$124,463

SHARES ISSUED AND REDEEMED
Shares sold	600,000	400,000	600,000	900,000
Shares redeemed	(100,000)	—	(100,000)	—

Net increase in shares outstanding	500,000	400,000	500,000	900,000

[a]	Share transactions were adjusted to reflect a two-for-one stock split effective after the close of trading on May 20, 2015, for shareholders of record on May 18, 2015. See Note 4.

See notes to financial statements.

98	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares iBonds Sep 2018 AMT-Free Muni Bond ETF		iShares iBonds Sep 2019 AMT-Free Muni Bond ETF
	Six months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015	Six months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$403,531	$663,972	$331,194	$304,631
Net realized gain (loss)	(1,235)	9	(218)	296
Net change in unrealized appreciation/depreciation	347,117	212,625	343,478	118,305

Net increase in net assets resulting from operations	749,413	876,606	674,454	423,232

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(393,649)	(630,516)	(310,096)	(267,547)

Total distributions to shareholders	(393,649)	(630,516)	(310,096)	(267,547)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	15,286,546	33,164,300	20,261,057	40,567,843

Net increase in net assets from capital share transactions	15,286,546	33,164,300	20,261,057	40,567,843

INCREASE IN NET ASSETS	15,642,310	33,410,390	20,625,415	40,723,528

NET ASSETS
Beginning of period	81,491,613	48,081,223	48,213,762	7,490,234

End of period	$97,133,923	$81,491,613	$68,839,177	$48,213,762

Undistributed net investment income included in net assets at end of period	$73,863	$63,981	$62,499	$41,401

SHARES ISSUED
Shares sold	600,000	1,300,000	800,000	1,600,000

Net increase in shares outstanding	600,000	1,300,000	800,000	1,600,000

See notes to financial statements.

FINANCIAL STATEMENTS	99

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares iBonds Sep 2020 AMT-Free Muni Bond ETF
	Six months ended September 30, 2015 (Unaudited)	Period from August 12, 2014[a] to March 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$261,581	$104,574
Net realized gain (loss)	(211)	4
Net change in unrealized appreciation/depreciation	305,110	(6,124)

Net increase in net assets resulting from operations	566,480	98,454

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(240,292)	(80,580)

Total distributions to shareholders	(240,292)	(80,580)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	25,302,951	27,820,618

Net increase in net assets from capital share transactions	25,302,951	27,820,618

INCREASE IN NET ASSETS	25,629,139	27,838,492

NET ASSETS
Beginning of period	27,838,492	—

End of period	$53,467,631	$27,838,492

Undistributed net investment income included in net assets at end of period	$45,283	$23,994

SHARES ISSUED
Shares sold	1,000,000	1,100,000

Net increase in shares outstanding	1,000,000	1,100,000

[a]	Commencement of operations.

See notes to financial statements.

100	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares iBonds Sep 2016 AMT-Free Muni Bond ETF
	Six months ended Sep. 30, 2015 (Unaudited)[a]	Year ended Mar. 31, 2015[a]	Year ended Mar. 31, 2014[a]	Year ended Mar. 31, 2013[a]	Year ended Mar. 31, 2012[a]	Year ended Mar. 31, 2011[a]
Net asset value, beginning of period	$26.66	$26.73	$26.79	$26.59	$25.28	$24.86

Income from investment operations:
Net investment income[b]	0.10	0.20	0.24	0.35	0.49	0.55
Net realized and unrealized gain (loss)[c]	(0.06)	(0.07)	(0.05)	0.21	1.31	0.42

Total from investment operations	0.04	0.13	0.19	0.56	1.80	0.97

Less distributions from:
Net investment income	(0.10)	(0.20)	(0.25)	(0.36)	(0.49)	(0.55)

Total distributions	(0.10)	(0.20)	(0.25)	(0.36)	(0.49)	(0.55)

Net asset value, end of period	$26.60	$26.66	$26.73	$26.79	$26.59	$25.28

Total return	0.14%[d]	0.48%	0.71%	2.08%	7.23%	3.91%

Ratios/Supplemental data:
Net assets, end of period (000s)	$140,991	$127,953	$117,591	$56,261	$34,573	$17,694
Ratio of expenses to average net assets[e]	0.18%	0.20%	0.30%	0.30%	0.30%	0.30%
Ratio of expenses to average net assets prior to waived fees[e]	0.30%	0.30%	n/a	n/a	n/a	n/a
Ratio of net investment income to average net assets[e]	0.72%	0.76%	0.89%	1.31%	1.87%	2.17%
Portfolio turnover rate[f]	0%	0%	2%	1%	1%	4%

[a]	Per share amounts were adjusted to reflect a two-for-one stock split effective May 18, 2015. See Note 4.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	101

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares iBonds Sep 2017 AMT-Free Muni Bond ETF
	Six months ended Sep. 30, 2015 (Unaudited)[a]	Year ended Mar. 31, 2015[a]	Year ended Mar. 31, 2014[a]	Year ended Mar. 31, 2013[a]	Year ended Mar. 31, 2012[a]	Year ended Mar. 31, 2011[a]
Net asset value, beginning of period	$27.49	$27.47	$27.72	$27.32	$25.55	$25.17

Income from investment operations:
Net investment income[b]	0.13	0.28	0.32	0.41	0.55	0.64
Net realized and unrealized gain (loss)[c]	(0.03)	0.01	(0.24)	0.41	1.79	0.35

Total from investment operations	0.10	0.29	0.08	0.82	2.34	0.99

Less distributions from:
Net investment income	(0.13)	(0.27)	(0.33)	(0.42)	(0.57)	(0.61)

Total distributions	(0.13)	(0.27)	(0.33)	(0.42)	(0.57)	(0.61)

Net asset value, end of period	$27.46	$27.49	$27.47	$27.72	$27.32	$25.55

Total return	0.38%[d]	1.03%	0.31%	2.98%	9.22%	3.91%

Ratios/Supplemental data:
Net assets, end of period (000s)	$164,770	$151,178	$126,379	$72,069	$43,711	$22,996
Ratio of expenses to average net assets[e]	0.18%	0.20%	0.30%	0.30%	0.30%	0.30%
Ratio of expenses to average net assets prior to waived fees[e]	0.30%	0.30%	n/a	n/a	n/a	n/a
Ratio of net investment income to average net assets[e]	0.97%	1.01%	1.16%	1.47%	2.06%	2.48%
Portfolio turnover rate[f]	0%[g]	1%	2%	0%[g]	4%	2%

[a]	Per share amounts were adjusted to reflect a two-for-one stock split effective May 18, 2015. See Note 4.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[g]	Rounds to less than 1%.

See notes to financial statements.

102	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares iBonds Sep 2018 AMT-Free Muni Bond ETF

	Six months ended Sep. 30, 2015 (Unaudited)	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Period from Mar. 19, 2013[a] to Mar. 31, 2013
Net asset value, beginning of period	$25.47	$25.31	$25.17	$25.00

Income from investment operations:
Net investment income[b]	0.12	0.25	0.25	0.00 [c]
Net realized and unrealized gain[d]	0.09	0.15	0.10	0.17

Total from investment operations	0.21	0.40	0.35	0.17

Less distributions from:
Net investment income	(0.12)	(0.24)	(0.21)	—

Total distributions	(0.12)	(0.24)	(0.21)	—

Net asset value, end of period	$25.56	$25.47	$25.31	$25.17

Total return	0.81%[e]	1.60%	1.44%	0.64%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$97,134	$81,492	$48,081	$2,517
Ratio of expenses to average net assets[f]	0.18%	0.19%	0.30%	0.30%
Ratio of expenses to average net assets prior to waived fees[f]	0.30%	0.30%	n/a	n/a
Ratio of net investment income to average net assets[f]	0.93%	1.00%	0.99%	0.47%
Portfolio turnover rate[g]	0%[h]	0%	1%	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Rounds to less than $0.01.
[d]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[h]	Rounds to less than 1%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	103

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares iBonds Sep 2019 AMT-Free Muni Bond ETF

	Six months ended Sep. 30, 2015 (Unaudited)	Year ended Mar. 31, 2015	Period from Feb. 4, 2014[a] to Mar. 31, 2014
Net asset value, beginning of period	$25.38	$24.97	$25.00

Income from investment operations:
Net investment income[b]	0.14	0.29	0.04
Net realized and unrealized gain (loss)[c]	0.12	0.39	(0.05)

Total from investment operations	0.26	0.68	(0.01)

Less distributions from:
Net investment income	(0.14)	(0.27)	(0.02)

Total distributions	(0.14)	(0.27)	(0.02)

Net asset value, end of period	$25.50	$25.38	$24.97

Total return	1.01%[d]	2.73%	(0.05)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$68,839	$48,214	$7,490
Ratio of expenses to average net assets[e]	0.18%	0.19%	0.30%
Ratio of expenses to average net assets prior to waived fees[e]	0.30%	0.30%	n/a
Ratio of net investment income to average net assets[e]	1.11%	1.15%	1.08%
Portfolio turnover rate[f]	0%[g]	0%[g]	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[g]	Rounds to less than 1%.

See notes to financial statements.

104	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares iBonds Sep 2020 AMT-Free Muni Bond ETF

	Six months ended Sep. 30, 2015 (Unaudited)	Period from Aug. 12, 2014[a] to Mar. 31, 2015
Net asset value, beginning of period	$25.31	$25.00

Income from investment operations:
Net investment income[b]	0.16	0.21
Net realized and unrealized gain[c]	0.15	0.26

Total from investment operations	0.31	0.47

Less distributions from:
Net investment income	(0.16)	(0.16)

Total distributions	(0.16)	(0.16)

Net asset value, end of period	$25.46	$25.31

Total return	1.22%[d]	1.88%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$53,468	$27,838
Ratio of expenses to average net assets[e]	0.18%	0.18%
Ratio of expenses to average net assets prior to waived fees[e]	0.30%	0.30%
Ratio of net investment income to average net assets[e]	1.29%	1.30%
Portfolio turnover rate[f]	1%	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	105

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
iBonds Sep 2016 AMT-Free Muni Bond	Diversified
iBonds Sep 2017 AMT-Free Muni Bond	Diversified
iBonds Sep 2018 AMT-Free Muni Bond	Non-diversified
iBonds Sep 2019 AMT-Free Muni Bond	Non-diversified
iBonds Sep 2020 AMT-Free Muni Bond	Non-diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued at the last available bid price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

106	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

NOTES TO FINANCIAL STATEMENTS	107

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of September 30, 2015. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF	Level 1	Level 2	Level 3	Total
iBonds Sep 2016 AMT-Free Muni Bond
Investments:
Assets:
Municipal Bonds & Notes	$—	$139,362,196	$—	$139,362,196
Money Market Funds	254,615	—	—	254,615

Total	$254,615	$139,362,196	$—	$139,616,811

iBonds Sep 2017 AMT-Free Muni Bond
Investments:
Assets:
Municipal Bonds & Notes	$—	$162,768,455	$—	$162,768,455
Money Market Funds	374,880	—	—	374,880

Total	$374,880	$162,768,455	$—	$163,143,335

iBonds Sep 2018 AMT-Free Muni Bond
Investments:
Assets:
Municipal Bonds & Notes	$—	$95,999,430	$—	$95,999,430
Money Market Funds	2,699,815	—	—	2,699,815

Total	$2,699,815	$95,999,430	$—	$98,699,245

iBonds Sep 2019 AMT-Free Muni Bond
Investments:
Assets:
Municipal Bonds & Notes	$—	$68,026,190	$—	$68,026,190
Money Market Funds	199,191	—	—	199,191

Total	$199,191	$68,026,190	$—	$68,225,381

iBonds Sep 2020 AMT-Free Muni Bond
Investments:
Assets:
Municipal Bonds & Notes	$—	$52,848,268	$—	$52,848,268
Money Market Funds	183,505	—	—	183,505

Total	$183,505	$52,848,268	$—	$53,031,773

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis.

108	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.30% based on the average daily net assets of each Fund.

The total of the investment advisory fee and any other fund expenses is a fund’s total annual operating expense. BFA has contractually agreed to waive a portion of its investment advisory fee for each Fund, through the termination date of such Fund in order to limit total annual operating expenses after fee waiver to 0.18% of the average daily net assets of each Fund.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trades for the six months ended September 30, 2015, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BlackRock Institutional Trust Company, N.A. and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended September 30, 2015 were as follows:

iShares ETF	Purchases	Sales
iBonds Sep 2016 AMT-Free Muni Bond	$10,208,249	$—
iBonds Sep 2017 AMT-Free Muni Bond	18,576,284	150,963
iBonds Sep 2018 AMT-Free Muni Bond	16,609,900	337,045
iBonds Sep 2019 AMT-Free Muni Bond	18,547,050	194,496
iBonds Sep 2020 AMT-Free Muni Bond	25,686,881	239,853

NOTES TO FINANCIAL STATEMENTS	109

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

In-kind transactions (see Note 4) for the six months ended September 30, 2015 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
iBonds Sep 2016 AMT-Free Muni Bond	$2,595,564	$5,227,849
iBonds Sep 2017 AMT-Free Muni Bond	—	2,313,765
iBonds Sep 2019 AMT-Free Muni Bond	2,424,261	—

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

The Board authorized a two-for-one stock split for the iShares iBonds Sep 2016 AMT-Free Muni Bond and iShares iBonds Sep 2017 AMT-Free Muni Bond ETFs, effective after the close of trading on May 20, 2015, for the shareholders of record on May 18, 2015. The impact of the stock split was to increase the number of shares outstanding by a factor of two, while decreasing the NAV per share by a factor of two, resulting in no effect to the net assets of the Funds. The financial statements for the Funds have been adjusted to reflect the stock splits.

5.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its investment in fixed income instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that

110	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Each Fund invests a substantial amount of its assets in fixed-income securities. Changes in market interest rates or economic conditions, including the decision in December 2013 by the Federal Reserve Bank to taper its quantitative easing policy, may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than securities with shorter durations. Given the environment of historically low interest rates, each Fund may be subject to a greater risk of price losses if interest rates rise.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Each Fund invests all or substantially all of its assets in municipal securities which are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to government regulation, taxation, legislative changes or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, such as those related to education, health care, housing, transportation, utilities, and water and sewer, conditions in these sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the project or assets or the inability to collect revenues for the project or from the assets.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the

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iSHARES® TRUST

gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of March 31, 2015, the Funds’ fiscal year-end, the following Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non- Expiring
iBonds Sep 2016 AMT-Free Muni Bond	$119,042
iBonds Sep 2017 AMT-Free Muni Bond	291,949
iBonds Sep 2018 AMT-Free Muni Bond	55,747

As of September 30, 2015, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
iBonds Sep 2016 AMT-Free Muni Bond	$138,926,565	$691,073	$(827)	$690,246
iBonds Sep 2017 AMT-Free Muni Bond	161,613,898	1,544,466	(15,029)	1,529,437
iBonds Sep 2018 AMT-Free Muni Bond	98,002,237	746,733	(49,725)	697,008
iBonds Sep 2019 AMT-Free Muni Bond	67,784,899	477,565	(37,083)	440,482
iBonds Sep 2020 AMT-Free Muni Bond	52,732,787	344,308	(45,322)	298,986

Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2015, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

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Board Review and Approval of Investment Advisory

Contract

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I.	iShares iBonds Sep 2016 AMT-Free Muni Bond ETF, iShares iBonds Sep 2017 AMT-Free Muni Bond ETF and iShares iBonds Sep 2018 AMT-Free Muni Bond ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 1, 2015 and May 6, 2015, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 21, 2015, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 24-25, 2015, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the applicable Lipper Groups. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses (net of waivers and reimbursements) for the Funds were higher than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in their respective Lipper Group. The Board further noted that each Fund’s Lipper Group contained only four funds.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2014, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board

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noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 24-25, 2015 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analyses and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the

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Board Review and Approval of Investment Advisory

Contract  (Continued)

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15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Funds did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board noted that should material economies of scale exist in the future, a breakpoint structure for the Funds may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objectives and strategies as the Funds or that track the same index or a similar index as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different, generally more extensive services provided to the Funds, as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be

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disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that each Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of each Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

II. iShares iBonds Sep 2019 AMT-Free Muni Bond ETF and iShares iBonds Sep 2020 AMT-Free Muni Bond ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 1, 2015 and May 6, 2015, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 21, 2015, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 24-25, 2015, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the applicable Lipper Groups. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses (net of waivers and reimbursements) for the Funds were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in their respective Lipper Group.

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Board Review and Approval of Investment Advisory

Contract  (Continued)

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In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2014, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 24-25, 2015 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analyses and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its

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affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Funds did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board noted that should material economies of scale exist in the future, a breakpoint structure for the Funds may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objectives and strategies as the Funds or that track the same index or a similar index as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different, generally more extensive services provided to the Funds, as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory

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Contract  (Continued)

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services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that each Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of each Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

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Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
iBonds Sep 2016 AMT-Free Muni Bond	$0.094855	$—	$0.001756	$0.096611	98%	—%	2%	100%
iBonds Sep 2017 AMT-Free Muni Bond	0.130799	—	0.002105	0.132904	98	—	2	100
iBonds Sep 2018 AMT-Free Muni Bond	0.114332	—	0.001468	0.115800	99	—	1	100
iBonds Sep 2019 AMT-Free Muni Bond	0.133556	—	0.002554	0.136110	98	—	2	100
iBonds Sep 2020 AMT-Free Muni Bond	0.150420	—	0.006070	0.156490	96	—	4	100

120	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	121

Notes:

122	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2015 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-38-0915

SEPTEMBER 30, 2015

2015 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares International Preferred Stock ETF | IPFF | NYSE Arca
➢	iShares U.S. Preferred Stock ETF | PFF | NYSE Arca

Fund Performance Overview

iSHARES® INTERNATIONAL PREFERRED STOCK ETF

Performance as of September 30, 2015

The iShares International Preferred Stock ETF (the “Fund”) seeks to track the investment results of an index composed of preferred stocks of non-U.S. developed markets, as represented by the S&P International Preferred Stock IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2015, the total return for the Fund was -17.84%, net of fees, while the total return for the Index was -17.91%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(27.79)%	(29.43)%	(27.64)%	(27.79)%	(29.43)%	(27.64)%
Since Inception	(6.18)%	(6.39)%	(5.70)%	(21.89)%	(22.58)%	(20.36)%

The inception date of the Fund was 11/15/11. The first day of secondary market trading was 11/17/11.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period [a]	Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$821.60	$2.50	$1,000.00	$1,022.30	$2.78	0.55%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 7 for more information.

ALLOCATION BY SECTOR

As of 9/30/15

Sector	Percentage of Total Investments*

Financials	64.39%
Energy	21.02
Industrials	6.86
Utilities	4.24
Telecommunication Services	2.03
Consumer Staples	1.46

TOTAL	100.00%

ALLOCATION BY COUNTRY

As of 9/30/15

Country	Percentage of Total Investments*

Canada	66.10%
United Kingdom	29.56
Singapore	3.16
Sweden	1.18

TOTAL	100.00%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® U.S. PREFERRED STOCK ETF

Performance as of September 30, 2015

The iShares U.S. Preferred Stock ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. preferred stocks, as represented by the S&P U.S. Preferred Stock IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2015, the total return for the Fund was -1.17%, net of fees, while the total return for the Index was -0.84%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	3.61%	3.77%	4.31%	3.61%	3.77%	4.31%
5 Years	5.79%	5.80%	6.57%	32.52%	32.58%	37.44%
Since Inception	4.01%	4.02%	4.43%	39.78%	39.88%	44.58%

The inception date of the Fund was 3/26/07. The first day of secondary market trading was 3/30/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period [a]	Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$988.30	$2.34	$1,000.00	$1,022.70	$2.38	0.47%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 7 for more information.

ALLOCATION BY SECTOR

As of 9/30/15

Sector	Percentage of Total Investments*

Financials	77.66%
Consumer Discretionary	7.16
Telecommunication Services	3.91
Utilities	3.43
Health Care	2.92
Consumer Staples	1.39
Energy	1.34
Industrials	1.15
Materials	1.04

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/15

Security	Percentage of Total Investments*

Allergan PLC Series A, 5.50%	2.92%
HSBC Holdings PLC Series 2, 8.00%	2.34
Barclays Bank PLC Series 5, 8.13%	1.65
GMAC Capital Trust I Series 2, 8.13%	1.65
Wells Fargo & Co. Series J, 8.00%	1.47
Citigroup Capital XIII, 7.88%	1.42
HSBC Holdings PLC, 8.13%	1.38
Deutsche Bank Contingent Capital Trust III, 7.60%	1.32
Wells Fargo & Co., 5.85%	1.11
RBS Capital Funding Trust VII Series G, 6.08%	1.07

TOTAL	16.33%

*	Excludes money market funds.

6	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on April 1, 2015 and held through September 30, 2015, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	7

Schedule of Investments (Unaudited)

iSHARES® INTERNATIONAL PREFERRED STOCK ETF

September 30, 2015

Security	Shares	Value
PREFERRED STOCKS — 98.75%

CANADA — 65.27%
Bank of Montreal Series 27, 4.00%[a]	39,339	$563,663
Bank of Montreal Series 29, 3.90%[a]	31,477	436,691
Bank of Montreal Series 31, 3.80%[a]	23,600	323,715
Bank of Nova Scotia (The) Series 18, 3.35%[a]	14,757	267,469
Bank of Nova Scotia (The) Series 30, 1.82%[a]	12,082	177,080
Bank of Nova Scotia (The) Series 32, 3.70%[a]	32,158	477,561
BCE Inc. Series AF, 3.11%[a]	13,203	138,855
BCE Inc. Series AK, 4.15%[a]	49,169	518,205
Brookfield Asset Management Inc. Series 32, 4.50%[a]	23,600	328,115
Brookfield Asset Management Inc. Series 36, 4.85%	15,739	235,844
Brookfield Asset Management Inc. Series 37, 4.90%	15,739	240,071
Brookfield Asset Management Inc. Series 42, 4.50%[a]	23,600	350,471
Brookfield Office Properties Inc. Series T, 4.60%[a]	19,933	273,415
Canadian Imperial Bank of Commerce/Canada Series 39, 3.90%[a]	31,477	443,500
Canadian Imperial Bank of Commerce/Canada Series 41, 3.75%[a]	23,600	317,378
Canadian Utilities Ltd. Series DD, 4.50%	17,708	263,500
Element Financial Corp. Series G, 6.50%[a]	13,574	239,952
Emera Inc. Series C, 4.10%[a]	19,677	262,712
Enbridge Inc. Series 03, 4.00%[a]	29,525	330,331
Enbridge Inc. Series 07, 4.40%[a]	12,310	151,407
Enbridge Inc. Series 09, 4.40%[a]	13,536	171,636
Enbridge Inc. Series 11, 4.40%[a]	24,604	308,307
Enbridge Inc. Series 13, 4.40%[a]	17,231	217,974
Enbridge Inc. Series 15, 4.40%[a]	13,536	173,251
Enbridge Inc. Series B, 4.00%[a]	24,604	258,024
Enbridge Inc. Series D, 4.00%[a]	22,152	234,953
Enbridge Inc. Series F, 4.00%[a]	24,844	271,844
Enbridge Inc. Series H, 4.00%[a]	17,231	177,232
Enbridge Inc. Series N, 4.00%[a]	22,200	260,134
Enbridge Inc. Series P, 4.00%[a]	19,683	221,098
Enbridge Inc. Series R, 4.00%[a]	19,683	225,062

Security	Shares	Value
Fairfax Financial Holdings Ltd. Series K, 5.00%[a]	18,685	$263,265
Fairfax Financial Holdings Ltd. Series M, 4.75%[a]	18,099	274,178
Fortis Inc./Canada Series M, 4.10%[a]	47,200	684,747
Husky Energy Inc. Series 3, 4.50%[a]	19,677	309,237
Husky Energy Inc. Series 5, 4.50%[a]	15,739	258,267
Husky Energy Inc. Series 7, 4.60%[a]	11,800	195,391
Industrial Alliance Insurance & Financial Services Inc. Series G, 4.30%[a]	19,677	307,623
Intact Financial Corp. Series 3, 4.20%[a]	19,677	275,041
Loblaw Companies Ltd. Series B, 5.30%	17,708	306,823
Manulife Financial Corp. Series 15, 3.90%[a]	15,739	219,409
Manulife Financial Corp. Series 17, 3.90%[a]	27,539	411,021
National Bank of Canada Series 30, 4.10%[a]	27,539	400,545
National Bank of Canada Series 32, 3.90%[a]	23,600	323,010
Pembina Pipeline Corp. Series 1, 4.25%[a]	19,677	231,157
Pembina Pipeline Corp. Series 5, 5.00%[a]	19,677	284,581
Pembina Pipeline Corp. Series 7, 4.50%[a]	19,677	266,675
Pembina Pipeline Corp. Series 9, 4.75%[a]	17,708	283,841
Power Financial Corp. Series S, 4.80%	23,600	376,699
Power Financial Corp. Series T, 4.20%[a]	15,739	262,962
Royal Bank of Canada Series AJ, 3.52%[a]	26,716	475,456
Royal Bank of Canada Series AZ, 4.00%[a]	39,339	553,099
Royal Bank of Canada Series BB, 3.90%[a]	39,339	553,099
Royal Bank of Canada Series BH, 4.90%[b]	11,800	201,992
Sun Life Financial Inc. Series 4, 4.45%	23,600	358,920
Toronto-Dominion Bank (The) Series 1, 3.90%[a]	39,339	554,566
Toronto-Dominion Bank (The) Series 3, 3.80%[a]	39,339	554,566
Toronto-Dominion Bank (The) Series 5, 3.75%[a]	39,339	541,362

8	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL PREFERRED STOCK ETF

September 30, 2015

Security	Shares	Value
Toronto-Dominion Bank (The) Series 7, 3.60%[a]	27,539	$423,345
Toronto-Dominion Bank (The) Series 9, 3.70%[a]	15,739	254,040
TransAlta Corp. Series A, 4.60%[a]	23,600	160,009
TransCanada Corp. Series 01, 3.27%[a]	18,682	208,739
TransCanada Corp. Series 03, 2.15%[a]	16,790	148,276
TransCanada Corp. Series 05, 4.40%[a]	27,539	250,597
TransCanada Corp. Series 07, 4.00%[a]	47,200	605,534
TransCanada Corp. Series 09, 4.25%[a]	35,400	473,954
TransCanada Corp. Series 11, 3.80%[a]	19,677	285,901

		21,397,377
SINGAPORE — 3.12%
City Developments Ltd., 0.00%[a]	655,437	458,654
Oversea-Chinese Banking Corp. Ltd., 4.20%	785,553	563,516

		1,022,170
SWEDEN — 1.17%
Sagax AB, 0.00%	98,339	382,238

		382,238
UNITED KINGDOM — 29.19%
Aviva PLC, 8.38%	196,678	385,804
Aviva PLC, 8.75%	196,678	418,575
Balfour Beatty PLC, 9.68%	220,278	387,053
Doric Nimrod Air Three Ltd., 8.25%	432,679	684,893
Doric Nimrod Air Two Ltd., 9.00%	339,752	1,150,219
Ecclesiastical Insurance Group PLC, 8.63%	209,363	432,093
General Accident PLC, 7.88%[c]	216,340	405,530
General Accident PLC, 8.88%	275,340	572,430
Lloyds Banking Group PLC, 6.48%	138,576	219,354
Lloyds Banking Group PLC, 9.25%	693,260	1,470,162
Lloyds Banking Group PLC, 9.75%	190,822	422,732
National Westminster Bank PLC Series A, 9.00%	275,340	563,046
Raven Russia Ltd., 12.00%	283,390	541,947
REA Holdings PLC, 9.00%	116,868	166,404
RSA Insurance Group PLC, 7.38%	245,840	445,467
Santander UK PLC, 10.38%	267,640	604,564
Standard Chartered PLC, 7.38%	188,880	331,883
Standard Chartered PLC, 8.25%	195,203	366,648

		9,568,804

TOTAL PREFERRED STOCKS
(Cost: $46,267,327)		32,370,589

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.72%

MONEY MARKET FUNDS — 0.72%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[d,e,f]	12,463	$12,463
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%[d,e,f]	683	683
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[d,e]	223,902	223,902

		237,048

TOTAL SHORT-TERM INVESTMENTS
(Cost: $237,048)		237,048

TOTAL INVESTMENTS IN SECURITIES — 99.47%
(Cost: $46,504,375)		32,607,637
Other Assets, Less Liabilities — 0.53%		174,543

NET ASSETS — 100.00%		$32,782,180

[a]	Variable rate security. Rate shown is as of report date.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (Unaudited)

iSHARES® U.S. PREFERRED STOCK ETF

September 30, 2015

Security	Shares	Value
PREFERRED STOCKS — 97.85%

AUTOMOBILES — 6.80%
BAC Capital Trust VIII, 6.00%	1,801,988	$45,878,614
Countrywide Capital IV, 6.75%	1,714,904	43,507,114
Countrywide Capital V, 7.00%	5,051,046	129,660,351
Deutsche Bank Contingent Capital Trust II, 6.55%	2,602,042	68,407,684
Deutsche Bank Contingent Capital Trust III, 7.60%	6,318,599	172,560,939
Deutsche Bank Contingent Capital Trust V, 8.05%	4,435,217	124,274,780
GMAC Capital Trust I Series 2, 8.13%[a]	8,467,324	216,170,782
Goldman Sachs Group Inc. (The), 6.13%	4,413,983	111,717,910

		912,178,174
BANKS — 34.28%
Banc of California Inc. Series D, 7.38%	391,974	10,026,695
Bank of America Corp. Series 3, 6.38%[b]	2,254,574	56,905,448
Bank of America Corp. Series 4, 4.00%[a,b]	794,931	16,979,726
Bank of America Corp. Series 5, 4.00%[a]	802,409	16,401,240
Bank of America Corp. Series D, 6.20%[b]	1,279,429	32,331,171
Bank of America Corp. Series H, 3.00%[a]	703,625	13,045,208
Bank of America Corp. Series I, 6.63%	664,670	16,955,732
Bank of America Corp. Series W, 6.63%	2,156,000	55,538,560
Bank of America Corp. Series Y, 6.50%	2,263,648	57,541,932
Barclays Bank PLC Series 2, 6.63%	2,497,478	63,685,689
Barclays Bank PLC Series 3, 7.10%	4,378,690	112,094,464
Barclays Bank PLC Series 4, 7.75%	3,679,227	95,034,433
Barclays Bank PLC Series 5, 8.13%	8,383,879	216,890,950
BB&T Corp., 5.85%	1,898,815	48,134,960
BB&T Corp. Series E, 5.63%	3,701,924	91,844,734

Security	Shares	Value
BB&T Corp. Series F, 5.20%[b]	1,511,967	$36,241,849
BB&T Corp. Series G, 5.20%	1,673,933	40,140,913
Citigroup Inc. Series C, 5.80%[b]	2,090,800	52,081,828
Citigroup Inc. Series J, 7.13%[a]	3,281,798	88,346,002
Citigroup Inc. Series K, 6.88%[a]	4,953,495	132,109,712
Citigroup Inc. Series L, 6.88%	960,520	25,559,437
City National Corp./CA Series C, 5.50%	754,627	18,669,472
Commerce Bancshares Inc./MO Series B, 6.00%	627,193	16,281,930
Cullen/Frost Bankers Inc., 5.38%	567,027	13,926,183
Fifth Third Bancorp Series I, 6.63%[a]	1,552,404	42,303,009
First Niagara Financial Group Inc. Series B, 8.63%[a]	1,196,500	31,719,215
First Republic Bank/CA, 5.50%[b]	701,906	16,670,268
First Republic Bank/CA, 5.63%	567,425	13,782,753
First Republic Bank/CA, 7.00%	717,638	19,677,634
First Republic Bank/CA Series A, 6.70%	702,600	18,077,898
First Republic Bank/CA Series B, 6.20%	566,563	14,424,694
HSBC Holdings PLC, 8.13%	6,964,778	181,293,171
HSBC Holdings PLC Series 2, 8.00%	12,040,387	307,150,272
HSBC Holdings PLC Series A, 6.20%	4,614,837	116,755,376
HSBC USA Inc. Series F, 3.50%[a,b]	1,732,676	37,217,881
HSBC USA Inc. Series G, 4.00%[a]	1,276,537	28,798,675
ING Groep NV, 6.13%	2,267,340	57,023,601
ING Groep NV, 6.20%	1,641,215	41,260,145
ING Groep NV, 6.38%	3,372,146	85,281,572
ING Groep NV, 7.05%	2,575,398	66,239,237
ING Groep NV, 7.20%	3,520,795	90,660,471
JPMorgan Chase & Co. Series O, 5.50%[b]	2,441,300	58,957,395
JPMorgan Chase & Co. Series P, 5.45%	1,971,625	47,476,730
JPMorgan Chase & Co. Series T, 6.70%	1,851,346	49,597,559
JPMorgan Chase & Co. Series W, 6.30%[b]	1,724,800	44,551,584

10	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. PREFERRED STOCK ETF

September 30, 2015

Security	Shares	Value
JPMorgan Chase & Co. Series Y, 6.13%	2,797,106	$70,263,303
JPMorgan Chase & Co. Series AA, 6.10%	2,884,132	71,987,935
JPMorgan Chase & Co. Series BB, 6.15%	2,108,123	52,766,319
National Westminster Bank PLC Series C, 7.76%	846,264	21,588,195
PNC Financial Services Group Inc. (The) Series P, 6.13%[a,c]	4,860,966	133,239,078
PNC Financial Services Group Inc. (The) Series Q, 5.38%[c]	1,655,551	41,007,998
RBS Capital Funding Trust VII Series G, 6.08%	5,743,791	140,435,690
Regions Financial Corp. Series A, 6.38%	1,719,255	43,737,847
Regions Financial Corp. Series B, 6.38%[a,b]	1,714,129	44,618,778
Royal Bank of Scotland Group PLC Series H, 7.25%	804,725	20,407,826
Royal Bank of Scotland Group PLC Series L, 5.75%	2,424,491	58,842,397
Royal Bank of Scotland Group PLC Series R, 6.13%	850,588	21,043,547
Royal Bank of Scotland Group PLC Series S, 6.60%	2,154,813	53,913,421
Royal Bank of Scotland Group PLC Series T, 7.25%	4,092,731	103,259,603
Santander Finance Preferred SAU Series 6, 4.00%[a,b]	762,112	17,414,259
SunTrust Banks Inc. Series E, 5.88%	1,533,024	38,080,316
Texas Capital Bancshares Inc. Series A, 6.50%[b]	618,593	15,495,755
U.S. Bancorp Series B, 3.50%[a]	3,249,551	70,840,212
U.S. Bancorp Series F, 6.50%[a]	3,529,977	101,380,939
U.S. Bancorp Series G, 6.00%[a]	3,507,139	92,342,970
U.S. Bancorp Series H, 5.15%[b]	1,687,803	41,418,686
UBS Preferred Funding Trust IV Series D, 0.91%[a]	1,054,446	19,254,184
Wells Fargo & Co., 5.20%[b]	2,566,224	62,153,945
Wells Fargo & Co., 5.85%[a]	5,706,840	145,524,420
Wells Fargo & Co., 6.63%[a]	2,881,631	78,812,608
Wells Fargo & Co. Series J, 8.00%	7,006,644	193,173,175

Security	Shares	Value
Wells Fargo & Co. Series O, 5.13%[b]	2,239,917	$53,802,806
Wells Fargo & Co. Series P, 5.25%[b]	2,211,381	54,156,721
Wells Fargo & Co. Series T, 6.00%[b]	1,568,000	39,780,160

		4,596,430,501
CAPITAL MARKETS — 12.40%
Affiliated Managers Group Inc., 6.38%	780,553	20,317,795
Allied Capital Corp., 6.88%	793,409	19,843,159
Apollo Investment Corp., 6.63%	624,294	15,551,164
Ares Capital Corp., 7.75%	728,202	18,226,896
Bank of New York Mellon Corp. (The), 5.20%[b]	2,032,896	50,720,755
Charles Schwab Corp. (The) Series B, 6.00%	966,430	24,334,707
Goldman Sachs Group Inc. (The), 5.95%	1,699,613	42,405,344
Goldman Sachs Group Inc. (The), 6.50%	1,964,995	51,875,868
Goldman Sachs Group Inc. (The) Series A, 3.75%[a]	1,433,757	27,413,434
Goldman Sachs Group Inc. (The) Series B, 6.20%[b]	1,396,530	35,751,168
Goldman Sachs Group Inc. (The) Series D, 4.00%[a,b]	2,692,115	53,573,088
Goldman Sachs Group Inc. (The) Series J, 5.50%[a]	3,960,874	96,962,196
Goldman Sachs Group Inc. (The) Series K, 6.38%[a]	1,515,496	39,660,530
KKR Financial Holdings LLC, 8.38%	952,708	25,551,629
KKR Financial Holdings LLC Series A, 7.38%	1,315,608	34,429,461
Ladenburg Thalmann Financial Services Inc. Series A, 8.00%[b]	1,218,283	28,325,080
Merrill Lynch Capital Trust I Series K, 6.45%[a]	3,530,711	89,609,445
Merrill Lynch Capital Trust II, 6.45%[a,b]	3,188,287	80,950,607
Merrill Lynch Capital Trust III, 7.38%[a]	2,516,488	64,271,104
Merrill Lynch Preferred Capital Trust III, 7.00%	2,514,673	63,797,254

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. PREFERRED STOCK ETF

September 30, 2015

Security	Shares	Value
Merrill Lynch Preferred Capital Trust IV, 7.12%	1,379,868	$35,076,245
Merrill Lynch Preferred Capital Trust V Series F, 7.28%	2,847,873	72,649,240
Morgan Stanley, 6.88%[a]	1,666,000	44,532,180
Morgan Stanley Series A, 4.00%[a,b]	1,969,539	39,272,608
Morgan Stanley Series E, 7.13%[a]	1,690,500	46,404,225
Morgan Stanley Series G, 6.63%	1,082,832	27,958,722
Morgan Stanley Series I, 6.38%[a]	1,960,000	49,862,400
Morgan Stanley Capital Trust III, 6.25%	2,989,670	75,907,721
Morgan Stanley Capital Trust IV, 6.25%[b]	2,117,740	53,621,177
Morgan Stanley Capital Trust V, 5.75%	1,767,059	44,229,487
Morgan Stanley Capital Trust VIII Series VIII, 6.45%	2,830,685	71,248,341
Northern Trust Corp. Series C, 5.85%	784,000	19,937,120
Raymond James Financial Inc., 6.90%	1,189,709	31,336,935
State Street Corp., 6.00%	2,464,344	62,224,686
State Street Corp. Series C, 5.25%[b]	1,671,837	41,628,741
State Street Corp. Series D, 5.90%[a]	2,442,893	63,417,502

		1,662,878,014
COMMERCIAL SERVICES & SUPPLIES — 0.28%
Pitney Bowes Inc., 6.70%	1,429,327	37,305,435

		37,305,435
CONSUMER FINANCE — 2.53%
Ally Financial Inc. Series A, 8.50%[a]	2,485,531	64,449,819
Capital One Financial Corp. Series B, 6.00%	2,862,056	70,864,507
Capital One Financial Corp. Series C, 6.25%	1,672,923	42,442,056
Capital One Financial Corp. Series D, 6.70%	1,682,224	44,578,936
Discover Financial Services Series B, 6.50%	1,932,879	49,887,607

Security	Shares	Value
HSBC Finance Corp. Series B, 6.36%	1,947,896	$48,814,274
Navient Corp., 6.00%[b]	1,049,253	18,078,629

		339,115,828
DIVERSIFIED FINANCIAL SERVICES — 3.19%
Citigroup Capital XIII, 7.88%[a]	7,224,288	185,591,959
General Electric Capital Corp., 4.88%	4,883,899	123,710,457
RBS Capital Funding Trust V Series E, 5.90%	4,114,152	100,261,884
RBS Capital Funding Trust VI Series F, 6.25%	728,149	18,101,784

		427,666,084
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.39%
Frontier Communications Corp. Series A, 11.13%	1,405,171	130,891,679
Intelsat SA Series A, 5.75%	359,339	6,719,639
Qwest Corp., 7.00%[b]	3,086,106	78,880,279
Qwest Corp., 7.38%	2,154,905	54,971,627
Qwest Corp., 7.50%	1,899,926	49,037,090

		320,500,314
ELECTRIC UTILITIES — 2.97%
Duke Energy Corp., 5.13%	1,695,212	42,515,917
Entergy Arkansas Inc., 4.90%	714,924	17,472,743
Entergy Arkansas Inc., 5.75%	805,879	20,243,680
Entergy Louisiana LLC, 5.25%	725,882	18,197,862
FPL Group Capital Trust I, 5.88%[b]	1,013,847	25,427,283
NextEra Energy Capital Holdings Inc., 5.00%	1,514,571	35,546,981
NextEra Energy Capital Holdings Inc. Series G, 5.70%[b]	1,349,856	33,692,406
NextEra Energy Capital Holdings Inc. Series H, 5.63%	1,195,589	29,531,048
NextEra Energy Capital Holdings Inc. Series I, 5.13%	1,675,768	40,101,128
PPL Capital Funding Inc. Series B, 5.90%	1,557,804	39,256,661
SCE Trust I, 5.63%	1,587,333	38,921,405
SCE Trust II, 5.10%	1,356,618	31,975,486

12	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. PREFERRED STOCK ETF

September 30, 2015

Security	Shares	Value
SCE Trust III, 5.75%[a]	937,974	$25,269,020

		398,151,620
FOOD PRODUCTS — 1.36%
CHS Inc., 6.75%[a]	1,651,731	42,796,350
CHS Inc., 8.00%	1,038,082	31,017,890
CHS Inc. Series 1, 7.88%	960,618	27,156,671
CHS Inc. Series 2, 7.10%[a]	1,432,992	38,060,268
CHS Inc. Series 4, 7.50%	1,649,381	43,708,596

		182,739,775
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.20%
Dynegy Inc. Series A, 5.38%[b]	334,052	26,096,142

		26,096,142
INSURANCE — 9.02%
Aegon NV, 6.38%	3,218,171	81,097,909
Aegon NV, 6.50%	1,652,059	42,127,504
Aegon NV, 8.00%	1,746,715	48,052,130
Aegon NV Series 1, 4.00%[a]	874,799	21,117,648
Aflac Inc., 5.50%	1,795,232	44,862,848
Allstate Corp. (The), 5.10%[a]	1,679,510	42,625,964
Allstate Corp. (The), 5.63%[b]	1,000,424	25,160,664
Allstate Corp. (The) Series C, 6.75%	1,305,399	34,501,696
Allstate Corp. (The) Series E, 6.63%	2,432,723	64,321,196
Allstate Corp. (The) Series F, 6.25%	886,478	23,137,076
American Financial Group Inc./OH, 6.38%	819,235	21,324,687
AmTrust Financial Services Inc. Series A, 6.75%	460,808	11,414,214
AmTrust Financial Services Inc. Series B, 7.25%	433,736	10,956,171
AmTrust Financial Services Inc. Series D, 7.50%	653,140	16,367,688
Arch Capital Group Ltd. Series C, 6.75%[b]	1,165,379	30,055,124
Argo Group U.S. Inc., 6.50%	559,207	14,064,056
Aspen Insurance Holdings Ltd., 5.95%[a]	928,194	23,539,000
Assured Guaranty Municipal Holdings Inc., 6.25%	820,607	20,884,448
Aviva PLC, 8.25%	1,399,032	37,312,183

Security	Shares	Value
Axis Capital Holdings Ltd. Series C, 6.88%[b]	1,405,325	$36,636,823
Axis Capital Holdings Ltd. Series D, 5.50%[b]	839,403	20,481,433
Endurance Specialty Holdings Ltd. Series A, 7.75%[b]	728,940	18,529,655
Endurance Specialty Holdings Ltd. Series B, 7.50%	820,688	21,157,337
Hartford Financial Services Group Inc. (The), 7.88%[a,b]	1,970,218	60,190,160
MetLife Inc. Series A, 4.00%[a,b]	2,030,014	48,943,638
National General Holdings Corp. Series B, 7.50%	551,915	13,720,607
PartnerRe Ltd. Series D, 6.50%[b]	795,653	21,021,152
PartnerRe Ltd. Series E, 7.25%[b]	1,248,011	34,320,303
PartnerRe Ltd. Series F, 5.88%	936,945	23,582,906
Phoenix Companies Inc. (The), 7.45%	908,806	18,548,730
Protective Life Corp., 6.00%	571,443	14,640,370
Protective Life Corp., 6.25%	1,020,632	26,546,638
Prudential Financial Inc., 5.70%[b]	2,380,407	59,962,452
Prudential Financial Inc., 5.75%[b]	1,959,515	49,379,778
Prudential PLC, 6.50%	1,008,834	26,027,917
Prudential PLC, 6.75%	852,902	21,834,291
Reinsurance Group of America Inc., 6.20%[a]	1,394,983	38,627,079
RenaissanceRe Holdings Ltd. Series E, 5.38%[b]	1,041,051	24,797,835
Selective Insurance Group Inc., 5.88%[b]	687,772	17,469,409

		1,209,340,719
MACHINERY — 0.47%
Stanley Black & Decker Inc., 5.75%	2,477,540	63,177,270

		63,177,270
MARINE — 0.38%
Navios Maritime Holdings Inc., 8.63%	478,886	8,208,106
Seaspan Corp. Series C, 9.50%	1,198,619	30,408,964
Seaspan Corp. Series E, 8.25%	508,854	12,156,522

		50,773,592
MEDIA — 0.20%
Comcast Corp., 5.00%[b]	1,048,532	26,737,566

		26,737,566

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. PREFERRED STOCK ETF

September 30, 2015

Security	Shares	Value
METALS & MINING — 1.02%
Alcoa Inc. Series 1, 5.38%[b]	2,132,684	$71,231,646
ArcelorMittal, 6.00%	7,200,461	59,187,789
Cliffs Natural Resources Inc., 7.00%	2,544,685	6,107,244

		136,526,679
MULTI-UTILITIES — 0.19%
DTE Energy Co., 6.50%	971,139	25,103,943

		25,103,943
OIL, GAS & CONSUMABLE FUELS — 1.31%
BreitBurn Energy Partners LP Series A, 8.25%[b]	751,362	6,739,717
GasLog Ltd. Series A, 8.75%	380,000	8,774,200
Legacy Reserves LP Series B, 8.00%[a]	671,910	6,201,729
Magnum Hunter Resources Corp. Series D, 8.00%	434,084	2,626,208
NuStar Logistics LP, 7.63%[a]	1,357,636	33,655,797
Southwestern Energy Co. Series B, 6.25%	2,741,626	85,209,736
Teekay Offshore Partners LP Series A, 7.25%	578,084	9,191,536
Teekay Offshore Partners LP Series B, 8.50%	410,000	7,068,400
Vanguard Natural Resources LLC Series B, 7.63%[b]	662,564	10,084,224
Vanguard Natural Resources LLC Series C, 7.75%[b]	402,881	6,510,557

		176,062,104
PHARMACEUTICALS — 2.86%
Allergan PLC Series A, 5.50%	406,483	383,500,451

		383,500,451
REAL ESTATE INVESTMENT TRUSTS (REITS) — 14.35%
American Capital Agency Corp., 8.00%	640,605	16,341,834
American Capital Agency Corp. Series B, 7.75%[b]	644,929	15,697,572
American Tower Corp., 5.50%	1,105,868	106,417,678
American Tower Corp. Series A, 5.25%	500,553	49,479,664
Annaly Capital Management Inc. Series C, 7.63%	1,049,070	25,891,048
Annaly Capital Management Inc. Series D, 7.50%	1,551,474	38,259,349

Security	Shares	Value
Apollo Residential Mortgage Inc. Series A, 8.00%	648,549	$14,683,149
ARMOUR Residential REIT Inc. Series B, 7.88%	546,613	11,965,359
Boston Properties Inc., 5.25%[b]	803,773	19,861,231
Capstead Mortgage Corp. Series E, 7.50%	623,929	15,099,082
CBL & Associates Properties Inc. Series D, 7.38%	1,543,830	38,642,065
CBL & Associates Properties Inc. Series E, 6.63%	687,632	17,032,645
Colony Capital Inc., 7.10%[b]	1,005,408	21,978,219
Colony Capital Inc. Series A, 8.50%	936,871	23,937,054
Crown Castle International Corp. Series A, 4.50%	788,353	80,301,637
CYS Investments Inc. Series B, 7.50%	727,840	15,721,344
DDR Corp. Series J, 6.50%	745,466	18,733,561
DDR Corp. Series K, 6.25%	574,576	14,169,044
Digital Realty Trust Inc. Series E, 7.00%	994,791	25,377,118
Digital Realty Trust Inc. Series F, 6.63%[b]	671,804	16,996,641
Digital Realty Trust Inc. Series G, 5.88%[b]	898,865	21,096,362
Digital Realty Trust Inc. Series H, 7.38%	1,237,965	33,041,286
EPR Properties Series F, 6.63%[b]	480,890	11,853,938
Equity Commonwealth, 5.75%	656,433	15,774,085
Equity Commonwealth Series E, 7.25%	958,414	24,420,389
General Growth Properties Inc. Series A, 6.38%	884,795	21,465,127
Hatteras Financial Corp. Series A, 7.63%	1,010,946	23,918,982
Hospitality Properties Trust Series D, 7.13%	1,004,291	25,900,665
Invesco Mortgage Capital Inc. Series A, 7.75%[b]	552,213	13,258,634
Invesco Mortgage Capital Inc. Series B, 7.75%[a]	599,749	13,800,224
Kimco Realty Corp. Series H, 6.90%	661,324	16,612,459

14	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. PREFERRED STOCK ETF

September 30, 2015

Security	Shares	Value
Kimco Realty Corp. Series I, 6.00%	1,366,615	$34,479,696
Kimco Realty Corp. Series J, 5.50%[b]	814,887	19,703,968
Kimco Realty Corp. Series K, 5.63%	658,724	16,125,564
MFA Financial Inc. Series B, 7.50%[b]	736,615	18,047,067
National Retail Properties Inc. Series D, 6.63%	1,020,664	25,863,626
National Retail Properties Inc. Series E, 5.70%	1,038,299	25,427,942
NorthStar Realty Finance Corp. Series B, 8.25%[b]	1,202,769	28,180,878
NorthStar Realty Finance Corp. Series C, 8.88%	490,945	11,939,782
NorthStar Realty Finance Corp. Series D, 8.50%	725,716	17,417,184
NorthStar Realty Finance Corp. Series E, 8.75%	883,784	21,414,086
PS Business Parks Inc. Series S, 6.45%	819,161	20,782,115
PS Business Parks Inc. Series T, 6.00%	1,195,078	29,781,344
PS Business Parks Inc. Series U, 5.75%	825,564	19,689,701
Public Storage Series A, 5.88%[b]	687,510	17,428,378
Public Storage Series Q, 6.50%[b]	1,272,825	32,380,668
Public Storage Series R, 6.35%	1,625,039	41,649,750
Public Storage Series S, 5.90%	1,541,817	38,915,461
Public Storage Series T, 5.75%	1,549,877	38,653,932
Public Storage Series U, 5.63%[b]	1,000,225	25,055,636
Public Storage Series V, 5.38%	1,655,034	40,217,326
Public Storage Series W, 5.20%	1,673,242	39,722,765
Public Storage Series X, 5.20%[b]	804,874	19,220,391

Security	Shares	Value
Public Storage Series Y, 6.38%	985,821	$25,690,495
Public Storage Series Z, 6.00%	996,682	25,534,993
Realty Income Corp. Series F, 6.63%	1,375,361	35,388,039
Resource Capital Corp., 8.63%[a]	479,409	8,830,714
Senior Housing Properties Trust, 5.63%	1,224,325	30,032,692
SL Green Realty Corp. Series I, 6.50%	821,901	20,350,269
Taubman Centers Inc. Series K, 6.25%	630,526	15,674,876
Ventas Realty LP/Ventas Capital Corp., 5.45%	913,733	22,843,325
VEREIT Inc. Series F, 6.70%[b]	3,503,266	84,779,037
Vornado Realty Trust Series G, 6.63%	698,038	17,527,734
Vornado Realty Trust Series J, 6.88%	872,577	22,294,342
Vornado Realty Trust Series K, 5.70%	1,041,067	25,131,357
Vornado Realty Trust Series L, 5.40%	1,044,273	23,475,257
Wells Fargo Real Estate Investment Corp. Series A, 6.38%	1,009,852	25,892,605
Welltower Inc., 6.50%	2,177,306	97,043,268
Weyerhaeuser Co. Series A, 6.38%	1,136,170	54,206,671

		1,924,520,379
THRIFTS & MORTGAGE FINANCE — 0.21%
Astoria Financial Corp. Series C, 6.50%	552,022	13,910,955
EverBank Financial Corp., 6.75%	571,161	14,336,141

		28,247,096
WIRELESS TELECOMMUNICATION SERVICES — 1.44%
T-Mobile U.S. Inc., 5.50%	1,432,882	98,954,831
Telephone & Data Systems Inc., 5.88%[b]	719,123	17,222,996
Telephone & Data Systems Inc., 6.88%	804,542	20,250,322
Telephone & Data Systems Inc., 7.00%[b]	1,034,332	26,489,242

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. PREFERRED STOCK ETF

September 30, 2015

Security	Shares	Value
U.S. Cellular Corp., 6.95%[b]	1,175,407	$29,726,043

		192,643,434

TOTAL PREFERRED STOCKS
(Cost: $13,406,628,307)		13,119,695,120
SHORT-TERM INVESTMENTS — 2.39%

MONEY MARKET FUNDS — 2.39%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[c,d,e]	51,542,855	51,542,855
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%[c,d,e]	2,825,249	2,825,249
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[c,d]	265,492,649	265,492,649

		319,860,753

TOTAL SHORT-TERM INVESTMENTS
(Cost: $319,860,753)		319,860,753

TOTAL INVESTMENTS IN SECURITIES — 100.24%
(Cost: $13,726,489,060)		13,439,555,873
Other Assets, Less Liabilities — (0.24)%		(31,738,607)

NET ASSETS — 100.00%		$13,407,817,266

[a]	Variable rate security. Rate shown is as of report date.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

16	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

September 30, 2015

	iShares International Preferred Stock ETF	iShares U.S. Preferred Stock ETF

ASSETS
Investments, at cost:
Unaffiliated	$46,267,327	$13,231,827,948
Affiliated (Note 2)	237,048	494,661,112

Total cost of investments	$46,504,375	$13,726,489,060

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$32,370,589	$12,945,448,044
Affiliated (Note 2)	237,048	494,107,829

Total fair value of investments	32,607,637	13,439,555,873
Foreign currency, at value[b]	83,106	—
Cash	—	1,416
Receivables:
Dividends and interest	133,548	45,659,071
Capital shares sold	—	2,872,382

Total Assets	32,824,291	13,488,088,742

LIABILITIES
Payables:
Investment securities purchased	—	20,051,848
Collateral for securities on loan (Note 1)	13,146	54,368,104
Capital shares redeemed	12,030	680,091
Investment advisory fees (Note 2)	16,935	5,171,433

Total Liabilities	42,111	80,271,476

NET ASSETS	$32,782,180	$13,407,817,266

Net assets consist of:
Paid-in capital	$61,118,803	$13,798,485,370
Undistributed net investment income	458,093	71,575,471
Accumulated net realized loss	(14,896,409)	(175,310,388)
Net unrealized depreciation	(13,898,307)	(286,933,187)

NET ASSETS	$32,782,180	$13,407,817,266

Shares outstanding[c]	2,000,000	347,950,000

Net asset value per share	$16.39	$38.53

[a]	Securities on loan with values of $12,299 and $52,892,654, respectively. See Note 1.
[b]	Cost of foreign currency: $83,204 and $ —, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	17

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended September 30, 2015

	iShares International Preferred Stock ETF	iShares U.S. Preferred Stock ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$1,541,598	$422,503,991
Dividends — affiliated (Note 2)	—	4,583,678
Interest — affiliated (Note 2)	11	16,054
Securities lending income — affiliated — net (Note 2)	873	1,373,553

Total investment income	1,542,482	428,477,276

EXPENSES
Investment advisory fees (Note 2)	172,356	31,267,218

Total expenses	172,356	31,267,218

Net investment income	1,370,126	397,210,058

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(2,737,998)	(2,631,230)
Investments — affiliated (Note 2)	—	(129,734)
In-kind redemptions — unaffiliated	(7,640,765)	22,624,210
In-kind redemptions — affiliated (Note 2)	—	197,094
Foreign currency transactions	(22,169)	—

Net realized gain (loss)	(10,400,932)	20,060,340

Net change in unrealized appreciation/depreciation on:
Investments	(7,473,286)	(580,984,332)
Translation of assets and liabilities in foreign currencies	463	—

Net change in unrealized appreciation/depreciation	(7,472,823)	(580,984,332)

Net realized and unrealized loss	(17,873,755)	(560,923,992)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(16,503,629)	$(163,713,934)

[a]	Net of foreign withholding tax of $167,674 and $ —, respectively.

See notes to financial statements.

18	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares International Preferred Stock ETF		iShares U.S. Preferred Stock ETF
	Six months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015	Six months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,370,126	$1,415,955	$397,210,058	$645,463,455
Net realized gain (loss)	(10,400,932)	(2,169,643)	20,060,340	21,909,583
Net change in unrealized appreciation/depreciation	(7,472,823)	(4,268,352)	(580,984,332)	273,883,375

Net increase (decrease) in net assets resulting from operations	(16,503,629)	(5,022,040)	(163,713,934)	941,256,413

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(987,570)	(1,388,306)	(362,774,644)	(662,541,386)

Total distributions to shareholders	(987,570)	(1,388,306)	(362,774,644)	(662,541,386)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	89,936,093	13,211,437	1,245,954,214	4,323,072,212
Cost of shares redeemed	(74,208,250)	(2,088,403)	(390,424,798)	(590,773,083)

Net increase in net assets from capital share transactions	15,727,843	11,123,034	855,529,416	3,732,299,129

INCREASE (DECREASE) IN NET ASSETS	(1,763,356)	4,712,688	329,040,838	4,011,014,156

NET ASSETS
Beginning of period	34,545,536	29,832,848	13,078,776,428	9,067,762,272

End of period	$32,782,180	$34,545,536	$13,407,817,266	$13,078,776,428

Undistributed net investment income included in net assets at end of period	$458,093	$75,537	$71,575,471	$37,140,057

SHARES ISSUED AND REDEEMED
Shares sold	4,300,000	550,000	31,550,000	109,050,000
Shares redeemed	(4,000,000)	(100,000)	(10,000,000)	(15,000,000)

Net increase in shares outstanding	300,000	450,000	21,550,000	94,050,000

See notes to financial statements.

FINANCIAL STATEMENTS	19

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares International Preferred Stock ETF
	Six months ended Sep. 30, 2015 (Unaudited)	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Period from Nov. 15, 2011[a] to Mar. 31, 2012
Net asset value, beginning of period	$20.32	$23.87	$26.79	$25.90	$24.80

Income from investment operations:
Net investment income[b]	0.43	0.89	1.03	1.11	0.50
Net realized and unrealized gain (loss)[c]	(4.00)	(3.54)	(2.45)	0.86	0.81

Total from investment operations	(3.57)	(2.65)	(1.42)	1.97	1.31

Less distributions from:
Net investment income	(0.36)	(0.90)	(1.40)	(1.08)	(0.21)
Net realized gain	—	—	(0.10)	—	—

Total distributions	(0.36)	(0.90)	(1.50)	(1.08)	(0.21)

Net asset value, end of period	$16.39	$20.32	$23.87	$26.79	$25.90

Total return	(17.84)%[d]	(11.52)%	(5.35)%	7.80%	5.30%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$32,782	$34,546	$29,833	$148,692	$95,841
Ratio of expenses to average net assets[e]	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets[e]	4.37%	3.88%	4.10%	4.24%	5.22%
Portfolio turnover rate[f]	14%	47%	60%	91%	34%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

20	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Preferred Stock ETF
	Six months ended Sep. 30, 2015 (Unaudited)	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011
Net asset value, beginning of period	$40.07	$39.03	$40.45	$38.93	$39.66	$38.73

Income from investment operations:
Net investment income[a]	1.18	2.35	2.39	2.53	2.53	2.78
Net realized and unrealized gain (loss)[b]	(1.64)	1.12	(1.25)	1.34	(0.90)	1.06

Total from investment operations	(0.46)	3.47	1.14	3.87	1.63	3.84

Less distributions from:
Net investment income	(1.08)	(2.43)	(2.56)	(2.35)	(2.36)	(2.91)

Total distributions	(1.08)	(2.43)	(2.56)	(2.35)	(2.36)	(2.91)

Net asset value, end of period	$38.53	$40.07	$39.03	$40.45	$38.93	$39.66

Total return	(1.17)%[c]	9.19%	3.13%	10.29%	4.47%	10.41%

Ratios/Supplemental data:
Net assets, end of period (000s)	$13,407,817	$13,078,776	$9,067,762	$11,914,777	$8,438,495	$7,089,990
Ratio of expenses to average net assets[d]	0.47%	0.47%	0.47%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[d]	5.99%	5.94%	6.18%	6.40%	6.66%	7.15%
Portfolio turnover rate[e]	11%	13%	35%	32%	16%	33%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	21

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
International Preferred Stock	Non-diversified
U.S. Preferred Stock	Non-diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (“NAV”).

22	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

As of September 30, 2015, the value of each of the Funds’ investments was classified as Level 1. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax

NOTES TO FINANCIAL STATEMENTS	23

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

authorities as of September 30, 2015 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes,” and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2015, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

24	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of September 30, 2015, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of September 30, 2015 and the total value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of September 30, 2015:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
International Preferred Stock
Credit Suisse Securities (USA) LLC	$12,299	$12,299	$—

U.S. Preferred Stock
Barclays Capital Inc.	$2,358,171	$2,358,171	$—
BNP Paribas Prime Brokerage Inc.	5,107,769	5,107,769	—
Citigroup Global Markets Inc.	2,630	2,630	—
Deutsche Bank Securities Inc.	472,460	472,460	—
Goldman Sachs & Co.	99,703	99,703	—
JPMorgan Clearing Corp.	12,312,400	12,312,400	—
Merrill Lynch, Pierce, Fenner & Smith	13,721,339	13,721,339	—
Morgan Stanley & Co. LLC	1,590,764	1,590,764	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	47,998	47,998	—
National Financial Services LLC	1,114,420	1,114,420	—
Wells Fargo Securities LLC	16,065,000	16,065,000	—

	$52,892,654	$52,892,654	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented for financial reporting purposes. The total collateral received is disclosed in each Fund’s statement of assets and liabilities.

NOTES TO FINANCIAL STATEMENTS	25

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

BFA has entered into a sub-advisory agreement with BlackRock International Limited (the “Sub-Adviser”), an affiliate of BFA, under which BFA pays the Sub-Adviser for services it provides to the iShares International Preferred Stock ETF.

For its investment advisory services to the iShares International Preferred Stock ETF, BFA is entitled to an annual investment advisory fee of 0.55% based on the average daily net assets of the Fund.

Effective July 1, 2015, for its investment advisory services to the iShares U.S. Preferred Stock ETF, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.4800%	First $46 billion
0.4560[a]	Over $46 billion, up to and including $81 billion
0.4332[a]	Over $81 billion, up to and including $111 billion
0.4116[a]	Over $111 billion, up to and including $141 billion
0.3910[a]	Over $141 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

Prior to July 1, 2015, for its investment advisory services to the iShares U.S. Preferred Stock ETF, BFA was entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.4800%	First $46 billion
0.4560[a]	Over $46 billion, up to and including $81 billion
0.4332[a]	Over $81 billion, up to and including $141 billion
0.4116[a]	Over $141 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

26	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Pursuant to a securities lending agreement, the iShares U.S. Preferred Stock ETF (the “Group 1 Fund”), retains 71.5% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

Pursuant to a securities lending agreement, the iShares International Preferred Stock ETF (the “Group 2 Fund”), retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, the Group 1 Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 75% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. The Group 2 Fund will receive for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the six months ended September 30, 2015, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
International Preferred Stock	$221
U.S. Preferred Stock	558,452

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trades for the six months ended September 30, 2015, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

NOTES TO FINANCIAL STATEMENTS	27

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the six months ended September 30, 2015, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
U.S. Preferred Stock
PNC Financial Services Group Inc. (The) Series P	4,666,113	512,605	(317,752)	4,860,966	$133,239,078	$3,552,554	$(15,409)
PNC Financial Services Group Inc. (The) Series Q	1,525,671	230,312	(100,432)	1,655,551	41,007,998	1,031,124	82,769

					$174,247,076	$4,583,678	$67,360

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended September 30, 2015 were as follows:

iShares ETF	Purchases	Sales
International Preferred Stock	$13,927,179	$7,992,841
U.S. Preferred Stock	1,447,695,958	1,407,141,729

In-kind transactions (see Note 4) for the six months ended September 30, 2015 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
International Preferred Stock	$80,476,705	$70,514,603
U.S. Preferred Stock	1,143,202,008	360,742,374

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market

28	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

5.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its investment in equity instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

The iShares International Preferred Stock ETF invests a substantial amount of its assets in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

NOTES TO FINANCIAL STATEMENTS	29

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of March 31, 2015, the Funds’ fiscal year-end, the following Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2018	Total
International Preferred Stock	$2,919,514	$—	$2,919,514
U.S. Preferred Stock	119,352,293	36,566,326	155,918,619

[a]	Must be utilized prior to losses subject to expiration.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of September 30, 2015, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
International Preferred Stock	$47,216,630	$—	$(14,608,993)	$(14,608,993)
U.S. Preferred Stock	13,740,844,738	257,017,378	(558,306,243)	(301,288,865)

Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2015, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

30	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract

iSHARES® TRUST

I. iShares International Preferred Stock ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”), and the Sub-Advisory Agreement between BFA and BlackRock International Limited (“BIL”) (the “Sub-Advisory Agreement”), on behalf of the Fund. The Advisory Contract and the Sub-Advisory Agreement are referred to hereafter as the “Advisory Agreements”. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreements. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 1, 2015 and May 6, 2015, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 21, 2015, management presented preliminary information to the Board relating to the continuance of the Advisory Agreements, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 24-25, 2015, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Agreements for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Agreements for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the Fund’s Lipper Group. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Lipper Group. The Board further noted that the Lipper Group contained only five funds. The Board also noted that BFA pays BIL for its sub-advisory services, and that there are no additional fees imposed on the Fund in respect of the services provided under the Sub-Advisory Agreement.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2014, and a comparison of the Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	31

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

comparison funds included in the Lipper Group track the same index as the Fund, Lipper also provided, and the Board reviewed, a comparison of the Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Fund generally performed in line with its performance benchmark index over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that have a different investment objective and/or benchmark from the Fund. In addition, the Board noted that the Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Fund’s performance in comparison with its benchmark index. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreements for the coming year.

Nature, Extent and Quality of Services Provided by BFA and BIL or their Affiliates — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA (and any services provided by BIL on BFA’s behalf or at BFA’s direction) under the Advisory Agreements for the coming year as compared to the scope of services provided by BFA and BIL during prior years. In reviewing the scope of these services, the Board considered the investment philosophy and experience of BFA and BIL, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years. The Board also considered the compliance program of BFA and BIL and their compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 24-25, 2015 meeting and throughout the previous year, and matters related to BFA’s and BIL’s portfolio compliance policies and procedures, and BFA’s oversight of the services provided by BIL. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA and BIL to the Fund under the Advisory Agreements supported the Board’s approval of the continuance of the Advisory Agreements for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates — The Board reviewed information about the profitability to BlackRock of the Fund based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreements), and all other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Agreements and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

32	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that should material economies of scale exist in the future, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the continuance of the Advisory Agreements for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund or that track the same index or a similar index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different, generally more extensive services provided to the Fund, as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA and BIL generally do not use soft dollars or consider the value of research or other services that may be provided to BFA and BIL (including their affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	33

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreements for the coming year.

Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Agreements does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Agreements for the coming year.

II. iShares U.S. Preferred Stock ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 1, 2015 and May 6, 2015, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 21, 2015, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 24-25, 2015, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the Fund’s Lipper Group. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

34	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2014, and a comparison of the Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as the Fund, Lipper also provided, and the Board reviewed, a comparison of the Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Fund generally performed in line with its performance benchmark index over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that have a different investment objective and/or benchmark from the Fund. In addition, the Board noted that the Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Fund’s performance in comparison with its benchmark index. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 24-25, 2015 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Fund based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	35

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate, and that, following negotiations, BFA and the Board had agreed to revise the Advisory Contract for the Fund to provide for additional breakpoints, as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that the revisions to the Advisory Contract to provide additional breakpoints had been subject to further negotiation after receipt of management’s proposal, and that at the request of the Board, management had modified its initial proposal regarding adding additional breakpoints to the Fund. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objective and strategy as the Fund or that track the same index or a similar index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different, generally more extensive services provided to the Fund, as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

36	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	37

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
International Preferred Stock	$0.356874	$—	$—	$0.356874	100%	—%	—%	100%
U.S. Preferred Stock	0.896183	—	0.185321	1.081504	83	—	17	100

38	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2015 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-39-0915

SEPTEMBER 30, 2015

2015 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares Currency Hedged JPX-Nikkei 400 ETF | HJPX | NYSE Arca
➢	iShares JPX-Nikkei 400 ETF | JPXN | NYSE Arca

Fund Performance Overview

iSHARES® CURRENCY HEDGED JPX-NIKKEI 400 ETF

Performance as of September 30, 2015

The iShares Currency Hedged JPX-Nikkei 400 ETF (the “Fund”) seeks to track the investment results of an index composed of broad-based Japanese equities while mitigating exposure to fluctuations between the value of the Japanese yen and the U.S. dollar, as represented by the JPX-Nikkei 400 Net Total Return USD Hedged Index (the “Index”).

The Index applies a one-month forward rate to the total value of the non-U.S. dollar denominated securities included in the Index to effectively create a “hedge” against fluctuations in the relative value of the Japanese yen in relation to the U.S. dollar. In order to replicate the “hedging” component of the Index, the Fund enters into foreign currency forward contracts designed to offset the Fund’s exposure to the Japanese yen.

The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares JPX-Nikkei 400 ETF. For the period from September 29, 2015 (inception date of the Fund) through September 30, 2015 (the reporting period), the total return for the Fund was 2.26%, net of fees, while the return for the Index was 2.58%.

	Cumulative Total Returns
	NAV	MARKET	INDEX
Since Inception	2.26%	2.26%	2.58%

The inception date of the Fund was 9/29/15. The first day of secondary market trading was 10/1/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/29/15) [a]	Ending Account Value (9/30/15)	Expenses Paid During Period [b,c]	Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period [b,c]	Annualized Expense Ratio [c]
$1,000.00	$1,022.60	$0.01	$1,000.00	$1,022.60	$2.43	0.48%

[a]	The beginning of the period (commencement of operations) is September 29, 2015.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (1 day for actual and 183 days for hypothetical expenses) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 7 for more information.
[c]	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.

ALLOCATION BY SECTOR1

As of 9/30/15

Sector	Percentage of Total Investments [2]

Industrials	20.09%
Financials	19.56
Consumer Discretionary	18.96
Information Technology	10.12
Consumer Staples	9.45
Health Care	8.66
Materials	6.15
Telecommunication Services	5.54
Utilities	0.95
Energy	0.52

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS1

As of 9/30/15

Security	Percentage of Total Investments [2]

Nippon Telegraph & Telephone Corp.	1.64%
KDDI Corp.	1.58
Japan Tobacco Inc.	1.57
Honda Motor Co. Ltd.	1.55
Toyota Motor Corp.	1.49
Mizuho Financial Group Inc.	1.48
Seven & I Holdings Co. Ltd.	1.47
Sumitomo Mitsui Financial Group Inc.	1.43
Mitsubishi UFJ Financial Group Inc.	1.42
Takeda Pharmaceutical Co. Ltd.	1.36

TOTAL	14.99%

[1]	Reflects the allocation of the iShares JPX-Nikkei 400 ETF, the underlying fund in which the Fund invests.
[2]	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® JPX-NIKKEI 400 ETF

Performance as of September 30, 2015

The iShares JPX-Nikkei 400 ETF (the “Fund”) (formerly the iShares Japan Large-Cap ETF) seeks to track the investment results of a broad-based benchmark composed of Japanese equities, as represented by the JPX-Nikkei Index 400 (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2015, the total return for the Fund was -8.80%, net of fees, while the total return for the Index1 was -8.64%.

	Average Annual Total Returns				Cumulative Total Returns
	NAV	MARKET	INDEX [1,2]	S&P/TOPIX 150 [2]	NAV	MARKET	INDEX [1,2]	S&P/TOPIX 150 [2]
1 Year	(2.30)%	(0.68)%	(1.91)%	(2.32)%	(2.30)%	(0.68)%	(1.91)%	(2.32)%
5 Years	4.37%	4.61%	4.54%	4.46%	23.82%	25.30%	24.87%	24.35%
10 Years	0.70%	0.78%	0.85%	0.80%	7.24%	8.13%	8.79%	8.33%

[1]

Effective September 4, 2015, the Fund changed its investment objective to track a new underlying index, the JPX-Nikkei Index 400. Index performance through September 3, 2015 reflects the performance of the former underlying index, the S&P/TOPIX 150TM.

[2]	Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period [a]	Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$912.00	$2.39	$1,000.00	$1,022.50	$2.53	0.50%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 7 for more information.

ALLOCATION BY SECTOR

As of 9/30/15

Sector	Percentage of Total Investments*

Industrials	20.09%
Financials	19.56
Consumer Discretionary	18.96
Information Technology	10.12
Consumer Staples	9.45
Health Care	8.66
Materials	6.15
Telecommunication Services	5.54
Utilities	0.95
Energy	0.52

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/15

Security	Percentage of Total Investments*

Nippon Telegraph & Telephone Corp.	1.64%
KDDI Corp.	1.58
Japan Tobacco Inc.	1.57
Honda Motor Co. Ltd.	1.55
Toyota Motor Corp.	1.49
Mizuho Financial Group Inc.	1.48
Seven & I Holdings Co. Ltd.	1.47
Sumitomo Mitsui Financial Group Inc.	1.43
Mitsubishi UFJ Financial Group Inc.	1.42
Takeda Pharmaceutical Co. Ltd.	1.36

TOTAL	14.99%

*	Excludes money market funds.

6	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on April 1, 2015 (or commencement of operations, as applicable) and held through September 30, 2015, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	7

Schedule of Investments (Unaudited)

iSHARES® CURRENCY HEDGED JPX-NIKKEI 400 ETF

September 30, 2015

Security	Shares	Value
INVESTMENT COMPANIES — 99.79%

EXCHANGE-TRADED FUNDS — 99.79%
iShares JPX-Nikkei 400 ETF[a]	49,618	$2,436,740

		2,436,740

TOTAL INVESTMENT COMPANIES
(Cost: $2,387,122)		2,436,740

TOTAL INVESTMENTS IN SECURITIES — 99.79%
(Cost: $2,387,122)		2,436,740
Other Assets, Less Liabilities — 0.21%		5,238

NET ASSETS — 100.00%		$2,441,978

[a]	Affiliated issuer. See Note 2.

Forward currency contracts as of September 30, 2015 were as follows:

Currency Purchased	Currency Sold	Settlement Date	Counter- party	Unrealized Appreciation (Depreciation)
USD 2,521,407	JPY 301,886,000	11/04/2015	CITI	$3,963

Counterparties:

CITI — Citibank N.A. London

Currency Abbreviations:

JPY — Japanese Yen

USD — United States Dollar

See notes to financial statements.

8	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® JPX-NIKKEI 400 ETF

September 30, 2015

Security	Shares	Value
COMMON STOCKS — 99.20%

AIR FREIGHT & LOGISTICS — 0.28%
Kintetsu World Express Inc.	1,800	$31,592
Yamato Holdings Co. Ltd.	18,000	343,272

		374,864
AIRLINES — 0.42%
ANA Holdings Inc.	198,000	552,843

		552,843
AUTO COMPONENTS — 4.01%
Aisin Seiki Co. Ltd.	9,000	300,589
Bridgestone Corp.	36,000	1,240,229
Calsonic Kansei Corp.	9,000	67,106
Denso Corp.	25,200	1,059,635
Eagle Industry Co. Ltd.	1,800	31,952
Exedy Corp.	1,800	39,738
Koito Manufacturing Co. Ltd.	6,300	204,363
Mitsuba Corp.	1,800	23,987
NGK Spark Plug Co. Ltd.	9,000	205,077
NHK Spring Co. Ltd.	9,000	86,795
Nifco Inc./Japan	2,700	91,867
Nippon Seiki Co. Ltd.	2,000	38,642
NOK Corp.	5,400	116,012
Stanley Electric Co. Ltd.	7,200	142,780
Sumitomo Electric Industries Ltd.	40,500	515,190
Sumitomo Rubber Industries Ltd.	9,900	136,888
Tokai Rika Co. Ltd.	2,700	55,391
Toyo Tire & Rubber Co. Ltd.	4,500	96,865
Toyoda Gosei Co. Ltd.	3,600	70,428
Toyota Boshoku Corp.	3,600	60,749
Toyota Industries Corp.	9,000	425,333
TPR Co. Ltd.	900	20,387
TS Tech Co. Ltd.	1,800	48,846
Unipres Corp.	1,800	34,117
Yokohama Rubber Co. Ltd. (The)	9,000	157,884

		5,270,850
AUTOMOBILES — 6.62%
Daihatsu Motor Co. Ltd.	12,600	145,289
Fuji Heavy Industries Ltd.	35,100	1,255,236
Honda Motor Co. Ltd.	68,400	2,021,188
Isuzu Motors Ltd.	32,400	323,283
Mazda Motor Corp.	30,600	480,341
Mitsubishi Motors Corp.	37,800	287,844
Nissan Motor Co. Ltd.	143,100	1,307,155
Suzuki Motor Corp.	21,600	660,453

Security	Shares	Value
Toyota Motor Corp.	33,300	$1,938,248
Yamaha Motor Co. Ltd.	14,400	287,483

		8,706,520
BANKS — 8.07%
Aozora Bank Ltd.	72,000	248,887
Bank of Yokohama Ltd. (The)	72,000	435,313
Chiba Bank Ltd. (The)	36,000	254,298
Chugoku Bank Ltd. (The)	9,900	146,229
Fukuoka Financial Group Inc.	45,000	213,042
Gunma Bank Ltd. (The)	27,000	172,012
Hachijuni Bank Ltd. (The)	27,000	190,498
Hiroshima Bank Ltd. (The)	27,000	155,104
Hokuhoku Financial Group Inc.	72,000	164,121
Iyo Bank Ltd. (The)	14,400	164,602
Joyo Bank Ltd. (The)	36,000	188,770
Juroku Bank Ltd. (The)	18,000	78,454
Keiyo Bank Ltd. (The)	9,000	47,643
Mitsubishi UFJ Financial Group Inc.	310,500	1,857,322
Mizuho Financial Group Inc.	1,037,700	1,931,310
Nishi-Nippon City Bank Ltd. (The)	36,000	98,292
North Pacific Bank Ltd.	15,300	60,298
Resona Holdings Inc.	117,900	596,859
Seven Bank Ltd.	34,200	147,349
Shinsei Bank Ltd.	99,000	202,522
Shizuoka Bank Ltd. (The)	27,000	269,628
Sumitomo Mitsui Financial Group Inc.	49,500	1,864,852
Sumitomo Mitsui Trust Holdings Inc.	225,040	821,880
Suruga Bank Ltd.	10,800	199,831
Yamaguchi Financial Group Inc.	9,000	109,865

		10,618,981
BEVERAGES — 1.04%
Asahi Group Holdings Ltd.	21,600	697,967
Ito EN Ltd.	3,600	75,117
Kirin Holdings Co. Ltd.	45,900	599,979

		1,373,063
BUILDING PRODUCTS — 1.23%
Aica Kogyo Co. Ltd.	3,600	71,750
Asahi Glass Co. Ltd.	54,000	314,265
Daikin Industries Ltd.	15,300	852,860
Sankyo Tateyama Inc.	1,800	27,865
Sanwa Holdings Corp.	9,900	67,783
TOTO Ltd.	9,000	279,172

		1,613,695

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (Unaudited) (Continued)

iSHARES® JPX-NIKKEI 400 ETF

September 30, 2015

Security	Shares	Value
CAPITAL MARKETS — 1.65%
Daiwa Securities Group Inc.	90,000	$578,408
Jafco Co. Ltd.	1,800	70,638
kabu.com Securities Co. Ltd.	9,000	29,007
Matsui Securities Co. Ltd.	5,400	46,531
Nomura Holdings Inc.	206,100	1,184,131
Okasan Securities Group Inc.	9,000	53,881
SBI Holdings Inc./Japan	12,600	141,081
Tokai Tokyo Financial Holdings Inc.	11,700	69,165

		2,172,842
CHEMICALS — 4.09%
Air Water Inc.	9,000	134,589
Asahi Kasei Corp.	63,000	441,865
Daicel Corp.	18,000	219,730
Denki Kagaku Kogyo KK	18,000	70,638
DIC Corp.	45,000	100,322
Hitachi Chemical Co. Ltd.	5,400	73,990
JSR Corp.	10,800	154,923
Kansai Paint Co. Ltd.	9,000	121,889
Kuraray Co. Ltd.	17,100	212,171
Mitsubishi Chemical Holdings Corp.	68,400	354,836
Nihon Parkerizing Co. Ltd.	5,400	43,916
Nippon Kayaku Co. Ltd.	9,000	93,333
Nippon Paint Holdings Co. Ltd.	9,000	156,381
Nippon Synthetic Chemical Industry Co. Ltd. (The)	2,000	12,458
Nissan Chemical Industries Ltd.	7,200	157,448
Nitto Denko Corp.	8,100	481,881
NOF Corp.	9,000	61,470
Shin-Etsu Chemical Co. Ltd.	18,900	965,002
Sumitomo Chemical Co. Ltd.	81,000	407,147
Taiyo Nippon Sanso Corp.	13,500	127,600
Toray Industries Inc.	81,000	696,952
Tosoh Corp.	27,000	129,178
Ube Industries Ltd.	54,000	93,784
Zeon Corp.	9,000	70,714

		5,382,217
COMMERCIAL SERVICES & SUPPLIES — 0.77%
Aeon Delight Co. Ltd.	900	25,926
Park24 Co. Ltd.	5,400	101,268
Pilot Corp.	1,800	74,020
Secom Co. Ltd.	10,800	646,476
Sohgo Security Services Co. Ltd.	3,600	163,520

		1,011,210

Security	Shares	Value
COMMUNICATIONS EQUIPMENT — 0.02%
Hitachi Kokusai Electric Inc.	2,000	$21,025

		21,025
CONSTRUCTION & ENGINEERING — 1.34%
Chiyoda Corp.	9,000	61,245
COMSYS Holdings Corp.	5,400	64,116
Hazama Ando Corp.	7,200	45,870
JGC Corp.	11,000	145,439
Kajima Corp.	54,000	285,409
Kyowa Exeo Corp.	4,500	43,322
Nippo Corp.	2,000	33,983
Obayashi Corp.	36,000	305,999
Shimizu Corp.	36,000	307,803
Sumitomo Mitsui Construction Co. Ltd.	46,800	56,270
Taisei Corp.	63,000	409,251

		1,758,707
CONSTRUCTION MATERIALS — 0.14%
Taiheiyo Cement Corp.	63,000	188,319

		188,319
CONSUMER FINANCE — 0.32%
Acom Co. Ltd.[a,b]	21,600	109,835
AEON Financial Service Co. Ltd.	6,300	123,933
Credit Saison Co. Ltd.	8,100	146,424
Hitachi Capital Corp.	1,800	43,676

		423,868
DIVERSIFIED CONSUMER SERVICES — 0.07%
Benesse Holdings Inc.	3,600	96,038

		96,038
DIVERSIFIED FINANCIAL SERVICES — 1.23%
Century Tokyo Leasing Corp.	2,700	77,665
Fuyo General Lease Co. Ltd.	900	34,380
IBJ Leasing Co. Ltd.	1,800	34,928
Japan Exchange Group Inc.	30,600	443,804
Mitsubishi UFJ Lease & Finance Co. Ltd.	25,200	110,256
ORIX Corp.	72,000	921,004

		1,622,037
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.62%
Nippon Telegraph & Telephone Corp.	61,200	2,134,961

		2,134,961
ELECTRICAL EQUIPMENT — 1.37%
Fuji Electric Co. Ltd.	27,000	97,391
Mitsubishi Electric Corp.	99,000	901,014

10	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® JPX-NIKKEI 400 ETF

September 30, 2015

Security	Shares	Value
Nidec Corp.	11,700	$799,701

		1,798,106
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.74%
Alps Electric Co. Ltd.	9,000	252,119
Anritsu Corp.	6,300	38,137
Enplas Corp.	900	31,036
Hamamatsu Photonics KK	8,100	182,608
Hirose Electric Co. Ltd.	1,850	200,346
Hitachi High-Technologies Corp.	3,600	77,462
Hitachi Ltd.	243,000	1,219,210
HORIBA Ltd.	1,800	65,378
Japan Aviation Electronics Industry Ltd.	2,000	29,775
Keyence Corp.	2,136	948,818
Kyocera Corp.	17,100	779,577
Murata Manufacturing Co. Ltd.	10,800	1,386,014
Oki Electric Industry Co. Ltd.	36,000	55,909
Omron Corp.	10,800	323,283
TDK Corp.	6,300	354,018
Topcon Corp.	3,600	46,922
Yaskawa Electric Corp.	12,600	127,510
Yokogawa Electric Corp.	10,800	112,450

		6,230,572
FOOD & STAPLES RETAILING — 2.85%
Aeon Co. Ltd.	41,400	641,231
Ain Pharmaciez Inc.	900	45,765
Cosmos Pharmaceutical Corp.	900	105,732
FamilyMart Co. Ltd.	3,600	163,821
Lawson Inc.	3,600	264,819
Matsumotokiyoshi Holdings Co. Ltd.	2,700	119,258
Seven & I Holdings Co. Ltd.	42,300	1,922,775
Sugi Holdings Co. Ltd.	1,800	80,558
Sundrug Co. Ltd.	1,800	94,385
Tsuruha Holdings Inc.	1,800	154,653
Valor Co. Ltd.	2,700	67,610
Welcia Holdings Co. Ltd.	900	43,585
Yaoko Co. Ltd.	900	40,579

		3,744,771
FOOD PRODUCTS — 1.97%
Ajinomoto Co. Inc.	27,000	566,985
Calbee Inc.	4,500	144,846
Kewpie Corp.	5,400	106,994
Kikkoman Corp.	9,000	246,483
MEIJI Holdings Co. Ltd.	7,200	525,429

Security	Shares	Value
NH Foods Ltd.	9,000	$183,058
Nichirei Corp.	9,000	56,060
Nissin Foods Holdings Co. Ltd.	4,500	206,279
Toyo Suisan Kaisha Ltd.	6,300	237,766
Yakult Honsha Co. Ltd.	6,300	312,462

		2,586,362
GAS UTILITIES — 0.77%
Osaka Gas Co. Ltd.	108,000	408,500
Tokyo Gas Co. Ltd.	126,000	607,880

		1,016,380
HEALTH CARE EQUIPMENT & SUPPLIES — 1.67%
Hoya Corp.	24,300	791,908
Nihon Kohden Corp.	4,500	74,321
Olympus Corp.	15,300	474,592
Sysmex Corp.	8,100	424,732
Terumo Corp.	15,300	430,518

		2,196,071
HEALTH CARE PROVIDERS & SERVICES — 0.44%
Alfresa Holdings Corp.	11,700	198,802
Medipal Holdings Corp.	9,900	156,314
Miraca Holdings Inc.	2,700	114,073
Ship Healthcare Holdings Inc.	1,800	38,626
Toho Holdings Co. Ltd.	3,600	74,786

		582,601
HEALTH CARE TECHNOLOGY — 0.14%
M3 Inc.	9,000	177,873

		177,873
HOTELS, RESTAURANTS & LEISURE — 0.62%
HIS Co. Ltd.	1,800	58,540
Oriental Land Co. Ltd./Japan	11,700	651,503
Resorttrust Inc.	4,500	111,556

		821,599
HOUSEHOLD DURABLES — 2.33%
Casio Computer Co. Ltd.	9,900	178,963
Fujitsu General Ltd.	2,000	21,642
Haseko Corp.	14,400	162,318
Iida Group Holdings Co. Ltd.	6,300	97,999
Misawa Homes Co. Ltd.	1,800	10,866
Nikon Corp.	18,900	227,561
Panasonic Corp.	125,100	1,257,111
Pressance Corp.	200	7,790
Rinnai Corp.	1,800	136,768
Sekisui Chemical Co. Ltd.	27,000	282,478
Sekisui House Ltd.	36,000	560,598

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® JPX-NIKKEI 400 ETF

September 30, 2015

Security	Shares	Value
Starts Corp. Inc.	1,800	$27,789
Sumitomo Forestry Co. Ltd.	8,100	90,222

		3,062,105
HOUSEHOLD PRODUCTS — 0.40%
Pigeon Corp.	6,300	146,394
Unicharm Corp.	21,600	381,267

		527,661
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.17%
Electric Power Development Co. Ltd.	7,200	219,129

		219,129
INDUSTRIAL CONGLOMERATES — 0.14%
Keihan Electric Railway Co. Ltd.	27,000	179,451

		179,451
INSURANCE — 3.55%
Dai-ichi Life Insurance Co. Ltd. (The)	64,800	1,024,496
MS&AD Insurance Group Holdings Inc.	32,400	863,802
Sompo Japan Nipponkoa Holdings Inc.	22,500	649,272
Sony Financial Holdings Inc.	9,900	161,852
T&D Holdings Inc.	36,900	432,731
Tokio Marine Holdings Inc.	41,400	1,535,497

		4,667,650
INTERNET & CATALOG RETAIL — 0.58%
Rakuten Inc.	50,400	641,336
Start Today Co. Ltd.	3,600	118,432

		759,768
INTERNET SOFTWARE & SERVICES — 0.54%
COOKPAD Inc.	2,700	56,653
Dena Co. Ltd.	5,400	100,051
GMO Internet Inc.	3,600	46,411
Gree Inc.	6,300	28,143
Kakaku.com Inc.	7,200	116,268
Mixi Inc.	2,700	91,980
Yahoo Japan Corp.	72,000	272,934

		712,440
IT SERVICES — 1.11%
Fujitsu Ltd.	99,000	428,602
Itochu Techno-Solutions Corp.	2,700	57,375
Nomura Research Institute Ltd.	6,780	258,994
NTT Data Corp.	6,300	316,144
Obic Co. Ltd.	3,600	163,821
Otsuka Corp.	2,700	131,207

Security	Shares	Value
SCSK Corp.	2,700	$100,885

		1,457,028
LEISURE PRODUCTS — 0.95%
Bandai Namco Holdings Inc.	11,700	270,605
Heiwa Corp.	2,700	46,193
Sega Sammy Holdings Inc.	10,800	104,966
Shimano Inc.	4,500	628,982
Universal Entertainment Corp.	900	15,826
Yamaha Corp.	8,100	178,414

		1,244,986
MACHINERY — 5.47%
Ebara Corp.	18,000	66,130
FANUC Corp.	10,800	1,651,584
Hino Motors Ltd.	14,400	145,846
Hitachi Construction Machinery Co. Ltd.	4,500	60,005
Hoshizaki Electric Co. Ltd.	2,700	188,244
IHI Corp.	72,000	183,960
JTEKT Corp.	10,800	150,054
Kawasaki Heavy Industries Ltd.	72,000	247,084
Komatsu Ltd.	52,200	763,833
Kubota Corp.	49,000	669,140
Makita Corp.	6,300	332,977
Minebea Co. Ltd.	18,000	189,521
Mitsubishi Heavy Industries Ltd.	171,000	760,159
Mitsui Engineering & Shipbuilding Co. Ltd.	36,000	51,701
Nabtesco Corp.	6,300	114,306
Nachi-Fujikoshi Corp.	9,000	37,123
Namura Shipbuilding Co. Ltd.	2,700	19,568
NGK Insulators Ltd.	12,000	228,147
NSK Ltd.	20,700	199,283
OSG Corp.	4,500	84,728
SMC Corp./Japan	3,100	674,408
Sumitomo Heavy Industries Ltd.	27,000	106,183
Tadano Ltd.	9,000	99,269
THK Co. Ltd.	7,200	113,863
Tsubakimoto Chain Co.	9,000	56,135

		7,193,251
MARINE — 0.16%
Nippon Yusen KK	90,000	207,406

		207,406
MEDIA — 1.06%
Avex Group Holdings Inc.	1,800	20,425
CyberAgent Inc.	2,700	105,056

12	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® JPX-NIKKEI 400 ETF

September 30, 2015

Security	Shares	Value
Daiichikosho Co. Ltd.	2,700	$95,474
Dentsu Inc.	11,700	597,871
Fuji Media Holdings Inc.	10,800	125,706
Hakuhodo DY Holdings Inc.	14,400	135,986
Nippon Television Network Corp.	9,000	144,733
Toho Co. Ltd./Tokyo	7,200	163,701
USEN Corp.[a]	4,500	11,235

		1,400,187
METALS & MINING — 1.66%
Asahi Holdings Inc.	1,800	26,948
Dowa Holdings Co. Ltd.	9,000	67,858
Hitachi Metals Ltd.	9,000	103,928
JFE Holdings Inc.	27,925	364,320
Kobe Steel Ltd.	189,000	203,574
Mitsubishi Materials Corp.	72,000	217,626
Mitsui Mining & Smelting Co. Ltd.	36,000	64,326
Nippon Steel & Sumitomo Metal Corp.	45,805	829,350
Sumitomo Metal Mining Co. Ltd.	27,000	304,797

		2,182,727
MULTILINE RETAIL — 0.94%
Don Quijote Holdings Co. Ltd.	6,300	236,187
Isetan Mitsukoshi Holdings Ltd.	20,700	309,727
Izumi Co. Ltd.	2,700	109,001
J Front Retailing Co. Ltd.	12,600	203,468
Ryohin Keikaku Co. Ltd.	900	182,758
Seria Co. Ltd.	900	44,337
Takashimaya Co. Ltd.	18,000	145,034

		1,230,512
OIL, GAS & CONSUMABLE FUELS — 0.52%
INPEX Corp.	61,200	543,450
Nippon Gas Co. Ltd.	1,800	51,100
Showa Shell Sekiyu KK	10,800	84,856

		679,406
PAPER & FOREST PRODUCTS — 0.20%
Daio Paper Corp.[b]	9,000	73,794
Oji Holdings Corp.	45,000	192,377

		266,171
PERSONAL PRODUCTS — 1.55%
Dr. Ci:Labo Co. Ltd.	1,800	33,831
Kao Corp.	28,800	1,299,264
Kobayashi Pharmaceutical Co. Ltd.	1,800	135,115
Kose Corp.	1,800	163,069
Shiseido Co. Ltd.	18,900	410,383

		2,041,662

Security	Shares	Value
PHARMACEUTICALS — 6.34%
Astellas Pharma Inc.	120,640	$1,556,288
Chugai Pharmaceutical Co. Ltd.	10,800	330,497
Daiichi Sankyo Co. Ltd.	36,903	637,826
Eisai Co. Ltd.	14,400	845,255
Hisamitsu Pharmaceutical Co. Inc.	2,700	89,951
Kaken Pharmaceutical Co. Ltd.	1,000	92,264
KYORIN Holdings Inc.	2,700	41,165
Kyowa Hakko Kirin Co. Ltd.	9,000	133,612
Mitsubishi Tanabe Pharma Corp.	12,600	221,459
Mochida Pharmaceutical Co. Ltd.	900	51,927
Ono Pharmaceutical Co. Ltd.	4,500	530,915
Otsuka Holdings Co. Ltd.	23,400	744,017
Rohto Pharmaceutical Co. Ltd.	5,400	82,647
Santen Pharmaceutical Co. Ltd.	19,800	264,353
Sawai Pharmaceutical Co. Ltd.	1,800	104,304
Shionogi & Co. Ltd.	17,100	610,383
Taisho Pharmaceutical Holdings Co. Ltd.	2,700	154,653
Takeda Pharmaceutical Co. Ltd.	40,500	1,770,955
Tsumura & Co.	3,600	78,003

		8,340,474
PROFESSIONAL SERVICES — 0.12%
Nihon M&A Center Inc.	1,800	78,153
Temp Holdings Co. Ltd.	1,800	81,760

		159,913
REAL ESTATE MANAGEMENT & DEVELOPMENT — 4.58%
Aeon Mall Co. Ltd.	6,300	96,316
Daikyo Inc.	18,000	30,359
Daito Trust Construction Co. Ltd.	4,500	455,580
Daiwa House Industry Co. Ltd.	33,300	819,536
Hulic Co. Ltd.	20,700	186,147
Leopalace21 Corp.[a]	10,800	50,138
Mitsubishi Estate Co. Ltd.	72,000	1,464,167
Mitsui Fudosan Co. Ltd.	54,000	1,471,231
Nomura Real Estate Holdings Inc.	6,300	126,037
NTT Urban Development Corp.	6,300	57,706
Relo Holdings Inc.	900	87,622
Sumitomo Real Estate Sales Co. Ltd.	900	22,920
Sumitomo Realty & Development Co. Ltd.	27,000	854,649
Takara Leben Co. Ltd.	4,500	21,943
Tokyo Tatemono Co. Ltd.	9,000	106,784
Tokyu Fudosan Holdings Corp.	26,100	172,816

		6,023,951

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® JPX-NIKKEI 400 ETF

September 30, 2015

Security	Shares	Value
ROAD & RAIL — 5.00%
Central Japan Railway Co.	9,000	$1,444,704
East Japan Railway Co.	18,900	1,586,770
Hankyu Hanshin Holdings Inc.	72,000	438,860
Keio Corp.	27,000	191,174
Keisei Electric Railway Co. Ltd.	18,000	196,735
Kintetsu Group Holdings Co. Ltd.	99,000	354,620
Nagoya Railroad Co. Ltd.	54,000	211,464
Nankai Electric Railway Co. Ltd.	27,000	137,519
Nippon Express Co. Ltd.	36,000	171,035
Nishi-Nippon Railroad Co. Ltd.	18,000	87,922
Odakyu Electric Railway Co. Ltd.	36,000	322,832
Sankyu Inc.	9,000	43,360
Sotetsu Holdings Inc.	27,000	147,213
Tobu Railway Co. Ltd.	54,000	231,303
Tokyu Corp.	54,000	394,523
West Japan Railway Co.	9,900	618,394

		6,578,428
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.37%
Disco Corp.	900	62,823
NuFlare Technology Inc.	100	3,662
Tokyo Electron Ltd.	9,000	421,876

		488,361
SOFTWARE — 0.33%
GungHo Online Entertainment Inc.	23,400	69,166
Nexon Co. Ltd.	9,900	131,019
Oracle Corp. Japan	1,800	75,748
Trend Micro Inc./Japan	4,500	158,373

		434,306
SPECIALTY RETAIL — 1.41%
ABC-Mart Inc.	1,800	100,096
AOKI Holdings Inc.	2,700	32,757
Fast Retailing Co. Ltd.	1,800	728,777
Geo Holdings Corp.	1,800	28,691
Hikari Tsushin Inc.	900	62,748
K’s Holdings Corp.	2,700	84,540
Nitori Holdings Co. Ltd.	4,500	351,313
Sanrio Co. Ltd.	2,700	73,381
Shimamura Co. Ltd.	900	96,639
T-Gaia Corp.	900	13,970
United Arrows Ltd.	900	37,123
USS Co. Ltd.	13,500	223,638
VT Holdings Co. Ltd.	4,500	27,053

		1,860,726

Security	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.94%
Brother Industries Ltd.	13,500	$161,642
Canon Inc.	54,950	1,584,748
FUJIFILM Holdings Corp.	25,200	937,596
Konica Minolta Inc.	24,300	254,433
NEC Corp.	129,000	395,299
Ricoh Co. Ltd.	30,600	307,750
Seiko Epson Corp.	13,500	190,160
Wacom Co. Ltd.	8,100	29,758

		3,861,386
TEXTILES, APPAREL & LUXURY GOODS — 0.22%
ASICS Corp.	9,900	234,594
Seiko Holdings Corp.	9,000	52,077

		286,671
TOBACCO — 1.56%
Japan Tobacco Inc.	66,600	2,054,749

		2,054,749
TRADING COMPANIES & DISTRIBUTORS — 3.64%
ITOCHU Corp.	84,600	888,277
Iwatani Corp.	9,000	50,950
Kanamoto Co. Ltd.	1,800	32,223
Kanematsu Corp.	18,000	25,099
Marubeni Corp.	88,200	429,935
MISUMI Group Inc.	11,700	120,063
Mitsubishi Corp.	76,500	1,247,800
Mitsui & Co. Ltd.	85,500	956,980
MonotaRO Co. Ltd.	3,600	81,970
Nippon Steel & Sumikin Bussan Corp.	9,000	26,527
Sojitz Corp.	67,500	125,120
Sumitomo Corp.	59,400	571,359
Toyota Tsusho Corp.	10,800	226,614

		4,782,917
WIRELESS TELECOMMUNICATION SERVICES — 3.87%
KDDI Corp.	92,700	2,064,300
NTT DOCOMO Inc.	78,300	1,302,984
SoftBank Group Corp.	37,800	1,728,641

		5,095,925

TOTAL COMMON STOCKS
(Cost: $137,925,484)		130,475,722

14	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® JPX-NIKKEI 400 ETF

September 30, 2015

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.15%

MONEY MARKET FUNDS — 0.15%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[c,d,e]	162,607	$162,607
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%[c,d,e]	8,913	8,913
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[c,d]	19,977	19,977

		191,497

TOTAL SHORT-TERM INVESTMENTS
(Cost: $191,497)		191,497

TOTAL INVESTMENTS IN SECURITIES — 99.35%
(Cost: $138,116,981)		130,667,219
Other Assets, Less Liabilities — 0.65%		858,846

NET ASSETS — 100.00%		$131,526,065

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	15

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

September 30, 2015

	iShares Currency Hedged JPX-Nikkei 400 ETF	iShares JPX-Nikkei 400 ETF

ASSETS
Investments, at cost:
Unaffiliated	$—	$137,925,484
Affiliated (Note 2)	2,387,122	191,497

Total cost of investments	$2,387,122	$138,116,981

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$—	$130,475,722
Affiliated (Note 2)	2,436,740	191,497

Total fair value of investments	2,436,740	130,667,219
Foreign currency, at value[b]	—	156,427
Receivables:
Investment securities sold	—	14,480
Dividends and interest	—	846,304
Unrealized appreciation on forward currency contracts (Note 1)	3,963	—
Capital shares sold	1,306	255,470

Total Assets	2,442,009	131,939,900

LIABILITIES
Payables:
Investment securities purchased	—	196,445
Collateral for securities on loan (Note 1)	—	171,520
Investment advisory fees (Note 2)	31	45,870

Total Liabilities	31	413,835

NET ASSETS	$2,441,978	$131,526,065

Net assets consist of:
Paid-in capital	$2,388,428	$169,318,534
Undistributed net investment income (accumulated net investment loss)	(31)	502,501
Accumulated net realized loss	—	(30,847,130)
Net unrealized appreciation (depreciation)	53,581	(7,447,840)

NET ASSETS	$2,441,978	$131,526,065

Shares outstanding[c]	100,000	2,700,000

Net asset value per share	$24.42	$48.71

[a]	Securities on loan with values of $ — and $162,554, respectively. See Note 1.
[b]	Cost of foreign currency: $ — and $155,373, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

16	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended September 30, 2015

	iShares Currency Hedged JPX-Nikkei 400 ETF[a]	iShares JPX-Nikkei 400 ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[b]	$—	$988,782
Interest — affiliated (Note 2)	—	3
Securities lending income — affiliated — net (Note 2)	—	2,022

Total investment income	—	990,807

EXPENSES
Investment advisory fees (Note 2)	38	221,127

Total expenses	38	221,127
Less investment advisory fees waived (Note 2)	(7)	—

Net expenses	31	221,127

Net investment income (loss)	(31)	769,680

NET REALIZED AND UNREALIZED GAIN (LOSS)
Investments — unaffiliated	—	(11,893,576)
Foreign currency transactions	—	(25,062)

Net realized loss	—	(11,918,638)

Net change in unrealized appreciation/depreciation on:
Investments	49,618	2,383,483
Forward currency contracts	3,963	—
Translation of assets and liabilities in foreign currencies	—	6,837

Net change in unrealized appreciation/depreciation	53,581	2,390,320

Net realized and unrealized gain (loss)	53,581	(9,528,318)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$53,550	$(8,758,638)

[a]	For the period from September 29, 2015 (commencement of operations) to September 30, 2015.
[b]	Net of foreign withholding tax of $ — and $109,726, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	17

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Currency Hedged JPX-Nikkei 400 ETF	iShares JPX-Nikkei 400 ETF
	Period from September 29, 2015[a] to September 30, 2015 (Unaudited)	Six months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$(31)	$769,680	$968,172
Net realized gain (loss)	—	(11,918,638)	2,062,258
Net change in unrealized appreciation/depreciation	53,581	2,390,320	6,042,419

Net increase (decrease) in net assets resulting from operations	53,550	(8,758,638)	9,072,849

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	—	(443,037)	(1,130,724)

Total distributions to shareholders	—	(443,037)	(1,130,724)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,388,428	60,185,438	—
Cost of shares redeemed	—	—	(15,627,321)

Net increase (decrease) in net assets from capital share transactions	2,388,428	60,185,438	(15,627,321)

INCREASE (DECREASE) IN NET ASSETS	2,441,978	50,983,763	(7,685,196)

NET ASSETS
Beginning of period	—	80,542,302	88,227,498

End of period	$2,441,978	$131,526,065	$80,542,302

Undistributed net investment income (accumulated net investment loss) included in net assets at end of period	$(31)	$502,501	$175,858

SHARES ISSUED AND REDEEMED
Shares sold	100,000	1,200,000	—
Shares redeemed	—	—	(300,000)

Net increase (decrease) in shares outstanding	100,000	1,200,000	(300,000)

[a]	Commencement of operations.

See notes to financial statements.

18	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares Currency Hedged JPX-Nikkei 400 ETF

Period from Sep. 29, 2015[a] to Sep. 30, 2015 (Unaudited)
Net asset value, beginning of period	$23.88

Income from investment operations:
Net investment loss[b]	(0.00)[c]
Net realized and unrealized gain[d]	0.54

Total from investment operations	0.54

Net asset value, end of period	$24.42

Total return	2.26%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,442
Ratio of expenses to average net assets[f,g]	0.48%
Ratio of expenses to average net assets prior to waived fees[f,g]	0.59%
Ratio of net investment loss to average net assets[f]	(0.48)%
Portfolio turnover rate[h,i]	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	Rounds to less than $0.01.
[d]	The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. The ratio does not include these indirect fees and expenses.
[h]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[i]	Portfolio turnover rate excludes the portfolio activity of the underlying fund in which the Fund is invested. See page 20 for the portfolio turnover rates of the underlying fund.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	19

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares JPX-Nikkei 400 ETF
	Six months ended Sep. 30, 2015 (Unaudited)	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011
Net asset value, beginning of period	$53.69	$49.02	$46.27	$43.90	$45.15	$45.54

Income from investment operations:
Net investment income[a]	0.47	0.61	0.70	0.69	0.73	0.73
Net realized and unrealized gain (loss)[b]	(5.15)	4.75	2.67	2.55	(1.03)	(0.41)

Total from investment operations	(4.68)	5.36	3.37	3.24	(0.30)	0.32

Less distributions from:
Net investment income	(0.30)	(0.69)	(0.62)	(0.87)	(0.95)	(0.71)

Total distributions	(0.30)	(0.69)	(0.62)	(0.87)	(0.95)	(0.71)

Net asset value, end of period	$48.71	$53.69	$49.02	$46.27	$43.90	$45.15

Total return	(8.80)%[c]	11.03%	7.04%[d]	7.95%[d]	(0.45)%	0.73%

Ratios/Supplemental data:
Net assets, end of period (000s)	$131,526	$80,542	$88,227	$69,409	$79,017	$108,361
Ratio of expenses to average net assets[e]	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets[e]	1.73%	1.21%	1.41%	1.70%	1.71%	1.64%
Portfolio turnover rate[f]	30%	2%	4%	6%	4%	6%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	The total return presented was calculated using the net asset value as of March 28, 2013 (the last day the Fund’s listing exchange was open during the year ended March 31, 2013). For financial reporting purposes, the Fund’s investments were fair valued as of the reporting date of March 31, 2013 which took into account certain foreign exchanges that were open for trading on March 29, 2013. As such, the total return calculated for financial reporting purposes for the years ended March 31, 2014 and March 31, 2013 were 7.30% and 7.70%, respectively.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

20	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Currency Hedged JPX-Nikkei 400[a]	Non-diversified
JPX-Nikkei 400[b]	Diversified

[a]	The Fund commenced operations on September 29, 2015.
[b]	Formerly the iShares Japan Large-Cap ETF.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective. Currently the iShares Currency Hedged JPX-Nikkei 400 ETF seeks to achieve its investment objective by investing a substantial portion of its assets in the iShares JPX-Nikkei 400 ETF. The financial statements and schedule of investments for the iShares JPX-Nikkei 400 ETF are included in this report and should be read in conjunction with the financial statements of the iShares Currency Hedged JPX-Nikkei 400 ETF.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

NOTES TO FINANCIAL STATEMENTS	21

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (“NAV”).

•	Forward currency contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

22	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of September 30, 2015. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF	Level 1	Level 2	Level 3	Total
Currency Hedged JPX-Nikkei 400
Investments:
Assets:
Exchange-Traded Funds	$2,436,740	$—	$—	$2,436,740

Total	$2,436,740	$—	$—	$2,436,740

Derivative Financial Instruments:[a]
Assets:
Forward Currency Contracts	$—	$3,963	$—	$3,963

Total	$—	$3,963	$—	$3,963

JPX-Nikkei 400
Investments:
Assets:
Common Stocks	$130,475,722	$—	$—	$130,475,722
Money Market Funds	191,497	—	—	191,497

Total	$130,667,219	$—	$—	$130,667,219

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of September 30, 2015 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from

NOTES TO FINANCIAL STATEMENTS	23

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

investments for financial reporting purposes. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for federal income tax purposes. The iShares Currency Hedged JPX-Nikkei 400 ETF has elected to treat realized gains (losses) from certain foreign currency contracts as capital gain (loss) for federal income tax purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes,” and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2015, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of September 30, 2015, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of September 30, 2015 and the total value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

24	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of September 30, 2015:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
JPX-Nikkei 400
Citigroup Global Markets Inc.	$65,325	$65,325	$—
Goldman Sachs & Co.	97,229	97,229	—

	$162,554	$162,554	$—

[a]

Collateral received in excess of the market value of securities on loan is not presented for financial reporting purposes. The total collateral received is disclosed in each Fund’s statement of assets and liabilities.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to the iShares Currency Hedged JPX-Nikkei 400 ETF, BFA is entitled to an annual investment advisory fee of 0.59% based on the average daily net assets of the Fund. In addition, the Fund indirectly pays its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through July 31, 2020 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in the iShares JPX-Nikkei 400 ETF (“JPXN”). BFA has also contractually agreed to a reduction of investment advisory fees for the Fund through July 31, 2017 on assets attributable to the Fund’s investments in JPXN (and those assets used by the Fund to hedge the Fund’s exposure to the securities in JPXN’s portfolio against the U.S. dollar) such that the Fund’s total annual investment advisory fee is equal to JPXN’s net total expense ratio after fee waiver.

Effective September 4, 2015, for its investment advisory services to the iShares JPX-Nikkei 400 ETF, BFA is entitled to an annual investment advisory fee of 0.48% based on the average daily net assets of the Fund. Prior to September 4, 2015, for its investment advisory services to the Fund, BFA was entitled to an annual investment advisory fee of 0.50% based on the average daily net assets of the Fund.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in

NOTES TO FINANCIAL STATEMENTS	25

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the six months ended September 30, 2015, the iShares JPX-Nikkei 400 ETF paid to BTC securities lending agent services and collateral investment fees in the amount of $539.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trades for the six months ended September 30, 2015, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

The iShares Currency Hedged JPX-Nikkei 400 ETF, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the Fund’s underlying index.

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the six months ended September 30, 2015, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
Currency Hedged JPX-Nikkei 400
iShares JPX-Nikkei 400 ETF	—	49,618	—	49,618	$2,436,740	$—	$—

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

26	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended September 30, 2015 were as follows:

iShares ETF	Purchases	Sales
JPX-Nikkei 400	$28,848,829	$28,228,225

In-kind transactions (see Note 4) for the six months ended September 30, 2015 were as follows:

iShares ETF	In-kind Purchases
Currency Hedged JPX-Nikkei 400	$2,387,122
JPX-Nikkei 400	59,564,678

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

5.	FORWARD CURRENCY CONTRACTS

Each Fund may enter into forward currency contracts for the purpose of hedging against the effects of foreign currencies on the value of such Fund’s assets that are denominated in a non-U.S. currency. A forward currency contract is an obligation to purchase or sell a currency against another currency at a specified future date at an agreed upon price and quantity. Forward currency contracts are traded over-the-counter (“OTC”) and not on an organized exchange. The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. When the contract is closed, a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed is recorded. Losses may arise if there are unfavorable movements in the value of a foreign currency relative to the U.S. dollar or if the counterparties do not meet the terms of the agreement. The Fund’s use of forward currency contracts also involves the risks of imperfect correlation between the value of its currency positions and its other investments or the Fund failing to close out its position due to an illiquid market.

NOTES TO FINANCIAL STATEMENTS	27

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table shows the value of forward currency contracts held by the iShares Currency Hedged JPX-Nikkei 400 ETF as of September 30, 2015 and the related locations in the statement of assets and liabilities, presented by risk exposure category:

Assets
Forward currency contracts:
Unrealized appreciation on forward currency contracts/ Net assets consist of – net unrealized appreciation (depreciation)	$3,963

The following table shows the realized and unrealized gains (losses) on forward currency contracts held by the iShares Currency Hedged JPX-Nikkei 400 ETF during the six months ended September 30, 2015 and the related locations in the statements of operations, presented by risk exposure category:

	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/Depreciation
Forward currency contracts:
Foreign currency transactions/Forward currency contracts	$—	$3,963

For the six months ended September 30, 2015, the average quarter-end amounts purchased in U.S. dollars for the iShares Currency Hedged JPX-Nikkei 400 ETF was $2,521,407.

The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund. In order to better define its contractual rights and to secure rights that will help the Fund to mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. master agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency.

The collateral requirements under an ISDA Master Agreement are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by the parties. Forward currency contracts held by the Fund generally do not require collateral. To the extent amounts due to the Fund from the counterparty are not fully collateralized, contractually or otherwise, the Fund bear the risk of loss from counterparty non-performance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to netting arrangements in the statement of assets and liabilities.

28	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table presents the exposure of the open forward currency contracts held by the iShares Currency Hedged JPX-Nikkei 400 ETF that are subject to potential offset on the statement of assets and liabilities as of September 30, 2015:

	Derivative Assets Subject to Offsetting	Derivatives Available for Offset	Net Amount of Derivative Assets
Forward currency contracts	$3,963	$—	$3,963

6.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its direct or indirect investment in equity and financial derivative instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Each Fund invests a substantial amount of its assets, with the iShares Currency Hedged JPX-Nikkei 400 ETF investing indirectly, in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

Each Fund invests all or substantially all of its assets directly or indirectly in issuers located in a single country. When a fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in that country may have a significant impact on its investment performance.

NOTES TO FINANCIAL STATEMENTS	29

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of March 31, 2015, the Funds’ fiscal year-end, the following Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total
JPX-Nikkei 400	$8,318,740	$1,371,929	$1,586,598	$3,393,670	$3,537,890	$18,208,827

[a]	Must be utilized prior to losses subject to expiration.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

30	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of September 30, 2015, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Currency Hedged JPX-Nikkei 400	$2,387,122	$49,618	$—	$49,618
JPX-Nikkei 400	138,914,578	6,526,528	(14,773,887)	(8,247,359)

Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2015, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	31

Board Review and Approval of Investment Advisory

Contract

iSHARES® TRUST

I. iShares Currency Hedged JPX-Nikkei 400 ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required to consider and approve the proposed Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed Advisory Contract.

At a meeting held on June 24-25, 2015, the Board, including all of the Independent Trustees, approved the selection of BFA as investment adviser and approved the proposed Advisory Contract for the Fund, based on its review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review.

In selecting BFA and approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and made the following conclusions:

Expenses of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the Fund’s Lipper Group. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Lipper Group.

Based on this review, the other factors considered at the meeting, and their general knowledge of fund pricing, the Board concluded that the proposed investment advisory fee and expense levels of the Fund supported the Board’s approval of the Advisory Contract.

Nature, Extent and Quality of Services to be Provided by BFA — The Board reviewed the scope of services to be provided by BFA under the Advisory Contract. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting iShares funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years. The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds. The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary

32	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund, as well as the resources that will be available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 24-25, 2015 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on the review of this information, the Board concluded that the nature, extent and quality of services to be provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the Advisory Contract.

Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and its Affiliates — The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Contract or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the proposed relationship had not yet commenced. The Board noted that it expects to receive profitability information from BFA periodically following the Fund’s launch and will thus be in a position to evaluate whether, in the future, any adjustments in the Fund’s fees would be appropriate.

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Fund’s assets. The Board reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that should material economies of scale exist in the future, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the Advisory Contract.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts that track the same index as the Fund. The Board further noted that BFA previously provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the iShares funds, including in terms of the different, generally more extensive services to be provided to the iShares funds, as well as other significant differences in the approach of BFA and its affiliates to the iShares funds, on one hand, and the Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure and the Fund expenses to be borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	33

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

Fund was generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — Except as noted below, the Board did not consider the “fallout” benefits or ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the proposed relationship had not yet commenced. However, the Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board considered the potential payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also considered the potential for revenue to BTC, the Fund’s securities lending agent, and its affiliates in the event of any loaning of portfolio securities of the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates will be reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that the existence of any such ancillary benefits would not alter the Board’s conclusion with respect to the appropriateness of approving the Advisory Contract.

Based on the considerations described above, the Board determined that the investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining and concluded that it is in the best interest of the Fund and its shareholders to approve the Advisory Contract.

II. iShares JPX-Nikkei 400 ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 1, 2015 and May 6, 2015, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 21, 2015, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 24-25, 2015, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

34	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the applicable Lipper Groups. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Lipper Group. At the meeting, the Board, including the Independent Trustees, also considered and approved a permanent reduction in the investment advisory fee rate of the Fund from 50 basis points to 48 basis points, which will become effective upon the change in the Fund’s underlying index, which the Board noted was scheduled to occur on or about September 4, 2015. In approving the permanent fee reduction, the Independent Trustees noted management’s assertion that there would be no diminution in the nature or quality of services provided to the Fund or its shareholders as a result of the fee reduction.

The Board also reviewed statistical information prepared by Lipper regarding the performance of the Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2014, and a comparison of the Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as the Fund, Lipper also provided, and the Board reviewed, a comparison of the Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Fund generally performed in line with its respective performance benchmark index over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that have different investment objective and/or benchmark from the Fund. In addition, the Board noted that the Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Fund’s performance in comparison with its relevant benchmark index. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	35

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 24-25, 2015 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Fund based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analyses and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rates as the assets of the Fund increases. At the meeting, the Board, including the Independent Trustees, also considered and approved a permanent reduction in the investment advisory fee rate of the Fund from 50 basis points to 48 basis points, which will become effective upon the change in the Fund’s underlying index, which the Board noted was scheduled to occur on or about September 4, 2015. In addition, the Board noted that should material economies of scale exist in the future, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are

36	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objective and strategy as the Fund or that track the same index or a similar index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different, generally more extensive services provided to the Fund, as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	37

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
JPX-Nikkei 400	$0.269787	$—	$0.025571	$0.295358	91%	—%	9%	100%

38	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Japan Exchange Group, Inc., Tokyo Stock Exchange, Inc., and Nikkei Inc., nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2015 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-310-0915

SEPTEMBER 30, 2015

2015 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares U.S. Aerospace & Defense ETF | ITA | NYSE Arca
➢	iShares U.S. Broker-Dealers ETF | IAI | NYSE Arca
➢	iShares U.S. Healthcare Providers ETF | IHF | NYSE Arca
➢	iShares U.S. Home Construction ETF | ITB | NYSE Arca
➢	iShares U.S. Insurance ETF | IAK | NYSE Arca
➢	iShares U.S. Medical Devices ETF | IHI | NYSE Arca
➢	iShares U.S. Oil & Gas Exploration & Production ETF | IEO | NYSE Arca
➢	iShares U.S. Oil Equipment & Services ETF | IEZ | NYSE Arca
➢	iShares U.S. Pharmaceuticals ETF | IHE | NYSE Arca
➢	iShares U.S. Real Estate ETF | IYR | NYSE Arca
➢	iShares U.S. Regional Banks ETF | IAT | NYSE Arca
➢	iShares U.S. Telecommunications ETF | IYZ | NYSE Arca

Fund Performance Overview

iSHARES® U.S. AEROSPACE & DEFENSE ETF

Performance as of September 30, 2015

The iShares U.S. Aerospace & Defense ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the aerospace and defense sector, as represented by the Dow Jones U.S. Select Aerospace & Defense IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund’s fiscal year-end was changed from April 30 to March 31. For the period from May 1, 2015 through September 30, 2015 (the reporting period), the total return for the Fund was -8.87%, net of fees, while the total return for the Index was -8.72%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	2.51%	2.45%	2.96%	2.51%	2.45%	2.96%
5 Years	16.72%	16.73%	17.17%	116.66%	116.75%	120.87%
Since Inception	9.75%	9.74%	10.22%	140.14%	140.06%	149.94%

The inception date of the Fund was 5/1/06. The first day of secondary market trading was 5/5/06.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 17 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/15) [a]	Ending Account Value (9/30/15)	Expenses Paid During Period [b]	Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period [b]	Annualized Expense Ratio
$1,000.00	$911.30	$1.76	$1,000.00	$1,022.80	$2.23	0.44%

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (153 days for actual and 183 days for hypothetical expenses) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 17 for more information.

ALLOCATION BY SECTOR

As of 9/30/15

Sector	Percentage of Total Investments*

Aerospace & Defense	94.28%
Leisure Products	2.34
Industrial Machinery	1.40
Airport Services	1.00
IT Consulting & Other Services	0.98

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/15

Security	Percentage of Total Investments*

Boeing Co. (The)	8.47%
United Technologies Corp.	7.93
Lockheed Martin Corp.	7.17
General Dynamics Corp.	6.18
Raytheon Co.	5.77
Precision Castparts Corp.	5.57
Northrop Grumman Corp.	5.52
Rockwell Collins Inc.	3.45
TransDigm Group Inc.	3.41
Textron Inc.	3.28

TOTAL	56.75%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® U.S. BROKER-DEALERS ETF

Performance as of September 30, 2015

The iShares U.S. Broker-Dealers ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the investment services sector, as represented by the Dow Jones U.S. Select Investment Services IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund’s fiscal year-end was changed from April 30 to March 31. For the period from May 1, 2015 through September 30, 2015 (the reporting period), the total return for the Fund was -8.84%, net of fees, while the total return for the Index was -8.71%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(0.76)%	(0.84)%	(0.37)%	(0.76)%	(0.84)%	(0.37)%
5 Years	10.63%	10.65%	11.00%	65.75%	65.88%	68.50%
Since Inception	(1.11)%	(1.11)%	(0.84)%	(9.94)%	(9.94)%	(7.64)%

The inception date of the Fund was 5/1/06. The first day of secondary market trading was 5/5/06.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 17 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/15) [a]	Ending Account Value (9/30/15)	Expenses Paid During Period [b]	Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period [b]	Annualized Expense Ratio
$1,000.00	$911.60	$1.76	$1,000.00	$1,022.80	$2.23	0.44%

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (153 days for actual and 183 days for hypothetical expenses) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 17 for more information.

ALLOCATION BY SECTOR

As of 9/30/15

Sector	Percentage of Total Investments*

Investment Banking & Brokerage	70.12%
Specialized Finance	28.18
Asset Management & Custody Banks	1.70

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/15

Security	Percentage of Total Investments*

Goldman Sachs Group Inc. (The)	10.79%
Morgan Stanley	9.30
CME Group Inc./IL	8.26
Charles Schwab Corp. (The)	8.16
Intercontinental Exchange Inc.	7.71
TD Ameritrade Holding Corp.	4.83
E*TRADE Financial Corp.	4.67
Nasdaq Inc.	4.52
Raymond James Financial Inc.	4.30
CBOE Holdings Inc.	4.29

TOTAL	66.83%

*	Excludes money market funds.

6	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® U.S. HEALTHCARE PROVIDERS ETF

Performance as of September 30, 2015

The iShares U.S. Healthcare Providers ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the healthcare providers sector, as represented by the Dow Jones U.S. Select Health Care Providers IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund’s fiscal year-end was changed from April 30 to March 31. For the period from May 1, 2015 through September 30, 2015 (the reporting period), the total return for the Fund was -3.50%, net of fees, while the total return for the Index was -3.33%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	16.28%	16.22%	16.80%	16.28%	16.22%	16.80%
5 Years	20.67%	20.66%	21.06%	155.84%	155.77%	160.04%
Since Inception	10.60%	10.59%	11.05%	158.27%	158.14%	168.32%

The inception date of the Fund was 5/1/06. The first day of secondary market trading was 5/5/06.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 17 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/15) [a]	Ending Account Value (9/30/15)	Expenses Paid During Period [b]	Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period [b]	Annualized Expense Ratio
$1,000.00	$965.00	$1.81	$1,000.00	$1,022.80	$2.23	0.44%

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (153 days for actual and 183 days for hypothetical expenses) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 17 for more information.

ALLOCATION BY SECTOR

As of 9/30/15

Sector	Percentage of Total Investments*

Managed Health Care	45.35%
Health Care Services	27.64
Health Care Facilities	22.45
Health Care Technology	1.42
Life Sciences Tools & Services	1.41
Diversified Support Services	1.15
Health Care Distributors	0.58

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/15

Security	Percentage of Total Investments*

UnitedHealth Group Inc.	12.84%
Express Scripts Holding Co.	8.13
Aetna Inc.	6.39
Anthem Inc.	6.30
Cigna Corp.	6.09
Humana Inc.	5.15
HCA Holdings Inc.	4.80
DaVita HealthCare Partners Inc.	3.17
Universal Health Services Inc. Class B	2.98
Laboratory Corp. of America Holdings	2.89

TOTAL	58.74%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® U.S. HOME CONSTRUCTION ETF

Performance as of September 30, 2015

The iShares U.S. Home Construction ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the home construction sector, as represented by the Dow Jones U.S. Select Home Construction IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund’s fiscal year-end was changed from April 30 to March 31. For the period from May 1, 2015 through September 30, 2015 (the reporting period), the total return for the Fund was 0.97%, net of fees, while the total return for the Index was 1.14%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	16.45%	16.45%	16.96%	16.45%	16.45%	16.96%
5 Years	17.33%	17.31%	17.85%	122.34%	122.15%	127.33%
Since Inception	(5.80)%	(5.80)%	(5.03)%	(43.05)%	(43.05)%	(38.49)%

The inception date of the Fund was 5/1/06. The first day of secondary market trading was 5/5/06.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 17 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/15) [a]	Ending Account Value (9/30/15)	Expenses Paid During Period [b]	Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period [b]	Annualized Expense Ratio
$1,000.00	$1,009.70	$1.85	$1,000.00	$1,022.80	$2.23	0.44%

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (153 days for actual and 183 days for hypothetical expenses) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 17 for more information.

ALLOCATION BY SECTOR

As of 9/30/15

Sector	Percentage of Total Investments*

Homebuilding	64.98%
Building Products	14.84
Home Improvement Retail	9.01
Home Furnishings	4.31
Trading Companies & Distributors	2.36
Specialty Chemicals	2.16
Construction Materials	1.26
Forest Products	1.08

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/15

Security	Percentage of Total Investments*

DR Horton Inc.	11.92%
Lennar Corp. Class A	10.55
PulteGroup Inc.	7.90
NVR Inc.	7.68
Toll Brothers Inc.	7.31
Home Depot Inc. (The)	4.75
Lowe’s Companies Inc.	3.63
Ryland Group Inc. (The)	2.83
TRI Pointe Group Inc.	2.82
Sherwin-Williams Co. (The)	2.16

TOTAL	61.55%

*	Excludes money market funds.

8	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® U.S. INSURANCE ETF

Performance as of September 30, 2015

The iShares U.S. Insurance ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the insurance sector, as represented by the Dow Jones U.S. Select Insurance IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund’s fiscal year-end was changed from April 30 to March 31. For the period from May 1, 2015 through September 30, 2015 (the reporting period), the total return for the Fund was -0.06%, net of fees, while the total return for the Index was 0.12%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	4.90%	4.77%	5.34%	4.90%	4.77%	5.34%
5 Years	12.70%	12.68%	13.23%	81.82%	81.64%	86.15%
Since Inception	1.41%	1.40%	1.87%	14.11%	13.99%	19.03%

The inception date of the Fund was 5/1/06. The first day of secondary market trading was 5/5/06.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 17 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/15) [a]	Ending Account Value (9/30/15)	Expenses Paid During Period [b]	Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period [b]	Annualized Expense Ratio
$1,000.00	$999.40	$1.84	$1,000.00	$1,022.80	$2.23	0.44%

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (153 days for actual and 183 days for hypothetical expenses) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 17 for more information.

ALLOCATION BY SECTOR

As of 9/30/15

Sector	Percentage of Total Investments*

Property & Casualty Insurance	41.51%
Life & Health Insurance	30.43
Multi-line Insurance	23.14
Insurance Brokers	1.96
Other Diversified Financial Services	1.61
Reinsurance	1.35

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/15

Security	Percentage of Total Investments*

American International Group Inc.	13.30%
MetLife Inc.	9.53
Prudential Financial Inc.	6.22
ACE Ltd.	6.06
Travelers Companies Inc. (The)	5.61
Chubb Corp. (The)	5.04
Aflac Inc.	4.53
Allstate Corp. (The)	4.22
Hartford Financial Services Group Inc. (The)	3.44
Progressive Corp. (The)	3.25

TOTAL	61.20%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® U.S. MEDICAL DEVICES ETF

Performance as of September 30, 2015

The iShares U.S. Medical Devices ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the medical devices sector, as represented by the Dow Jones U.S. Select Medical Equipment IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund’s fiscal year-end was changed from April 30 to March 31. For the period from May 1, 2015 through September 30, 2015 (the reporting period), the total return for the Fund was -4.41%, net of fees, while the total return for the Index was -4.26%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	12.73%	12.71%	13.22%	12.73%	12.71%	13.22%
5 Years	16.16%	16.18%	16.65%	111.51%	111.63%	115.96%
Since Inception	9.31%	9.31%	9.83%	131.32%	131.33%	141.76%

The inception date of the Fund was 5/1/06. The first day of secondary market trading was 5/5/06.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 17 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/15) [a]	Ending Account Value (9/30/15)	Expenses Paid During Period [b]	Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period [b]	Annualized Expense Ratio
$1,000.00	$955.90	$1.80	$1,000.00	$1,022.80	$2.23	0.44%

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (153 days for actual and 183 days for hypothetical expenses) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 17 for more information.

ALLOCATION BY SECTOR

As of 9/30/15

Sector	Percentage of Total Investments*

Health Care Equipment	86.40%
Life Sciences Tools & Services	12.62
Other**	0.98

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/15

Security	Percentage of Total Investments*

Medtronic PLC	14.80%
Abbott Laboratories	10.16
Thermo Fisher Scientific Inc.	8.72
Stryker Corp.	5.80
Becton Dickinson and Co.	5.52
Boston Scientific Corp.	4.57
Baxter International Inc.	3.80
St. Jude Medical Inc.	3.79
Intuitive Surgical Inc.	3.64
Zimmer Biomet Holdings Inc.	3.49

TOTAL	64.29%

*	Excludes money market funds.
**	Other includes sectors and/or investment types which individually represent less than 1% of total investments.

10	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® U.S. OIL & GAS EXPLORATION & PRODUCTION ETF

Performance as of September 30, 2015

The iShares U.S. Oil & Gas Exploration & Production ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the oil and gas exploration and production sector, as represented by the Dow Jones U.S. Select Oil Exploration & Production IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund’s fiscal year-end was changed from April 30 to March 31. For the period from May 1, 2015 through September 30, 2015 (the reporting period), the total return for the Fund was -28.92%, net of fees, while the total return for the Index was -28.89%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(35.13)%	(35.16)%	(35.00)%	(35.13)%	(35.16)%	(35.00)%
5 Years	2.30%	2.30%	2.69%	12.06%	12.06%	14.20%
Since Inception	1.63%	1.63%	2.03%	16.46%	16.42%	20.83%

The inception date of the Fund was 5/1/06. The first day of secondary market trading was 5/5/06.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 17 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/15) [a]	Ending Account Value (9/30/15)	Expenses Paid During Period [b]	Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period [b]	Annualized Expense Ratio
$1,000.00	$710.80	$1.57	$1,000.00	$1,022.80	$2.23	0.44%

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (153 days for actual and 183 days for hypothetical expenses) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 17 for more information.

ALLOCATION BY SECTOR

As of 9/30/15

Sector	Percentage of Total Investments*

Oil & Gas Exploration & Production	70.31%
Oil & Gas Refining & Marketing	26.55
Oil & Gas Storage & Transportation	3.14

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/15

Security	Percentage of Total Investments*

ConocoPhillips	11.75%
EOG Resources Inc.	8.13
Phillips 66	7.53
Anadarko Petroleum Corp.	6.33
Valero Energy Corp.	6.21
Marathon Petroleum Corp.	5.23
Pioneer Natural Resources Co.	3.92
Apache Corp.	3.23
Devon Energy Corp.	3.13
Noble Energy Inc.	2.83

TOTAL	58.29%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overview

iSHARES® U.S. OIL EQUIPMENT & SERVICES ETF

Performance as of September 30, 2015

The iShares U.S. Oil Equipment & Services ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the oil equipment and services sector, as represented by the Dow Jones U.S. Select Oil Equipment & Services IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund’s fiscal year-end was changed from April 30 to March 31. For the period from May 1, 2015 through September 30, 2015 (the reporting period), the total return for the Fund was -32.17%, net of fees, while the total return for the Index was -32.24%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(44.03)%	(44.07)%	(44.09)%	(44.03)%	(44.07)%	(44.09)%
5 Years	(2.86)%	(2.86)%	(2.56)%	(13.50)%	(13.53)%	(12.18)%
Since Inception	(2.88)%	(2.89)%	(2.59)%	(24.07)%	(24.12)%	(21.90)%

The inception date of the Fund was 5/1/06. The first day of secondary market trading was 5/5/06.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 17 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/15) [a]	Ending Account Value (9/30/15)	Expenses Paid During Period [b]	Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period [b]	Annualized Expense Ratio
$1,000.00	$678.30	$1.54	$1,000.00	$1,022.80	$2.23	0.44%

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (153 days for actual and 183 days for hypothetical expenses) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 17 for more information.

ALLOCATION BY SECTOR

As of 9/30/15

Sector	Percentage of Total Investments*

Oil & Gas Equipment & Services	78.98%
Oil & Gas Drilling	20.18
Industrial Machinery	0.84

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/15

Security	Percentage of Total Investments*

Schlumberger Ltd.	17.48%
Halliburton Co.	9.35
Baker Hughes Inc.	7.97
National Oilwell Varco Inc.	6.05
Cameron International Corp.	5.29
FMC Technologies Inc.	3.91
Weatherford International PLC (Switzerland)	3.61
Helmerich & Payne Inc.	3.18
Transocean Ltd.	2.87
Core Laboratories NV	2.81

TOTAL	62.52%

*	Excludes money market funds.

12	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® U.S. PHARMACEUTICALS ETF

Performance as of September 30, 2015

The iShares U.S. Pharmaceuticals ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the pharmaceuticals sector, as represented by the Dow Jones U.S. Select Pharmaceuticals IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund’s fiscal year-end was changed from April 30 to March 31. For the period from May 1, 2015 through September 30, 2015 (the reporting period), the total return for the Fund was -11.38%, net of fees, while the total return for the Index was -11.14%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	6.45%	6.33%	6.93%	6.45%	6.33%	6.93%
5 Years	20.97%	20.95%	21.41%	159.04%	158.88%	163.85%
Since Inception	13.80%	13.79%	14.30%	237.99%	237.61%	251.82%

The inception date of the Fund was 5/1/06. The first day of secondary market trading was 5/5/06.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 17 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/15) [a]	Ending Account Value (9/30/15)	Expenses Paid During Period [b]	Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period [b]	Annualized Expense Ratio
$1,000.00	$886.20	$1.73	$1,000.00	$1,022.80	$2.23	0.44%

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (153 days for actual and 183 days for hypothetical expenses) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 17 for more information.

ALLOCATION BY SECTOR

As of 9/30/15

Sector	Percentage of Total Investments*

Pharmaceuticals	87.61%
Biotechnology	12.39

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/15

Security	Percentage of Total Investments*

Johnson & Johnson	10.62%
Pfizer Inc.	9.30
Merck & Co. Inc.	7.99
Bristol-Myers Squibb Co.	7.26
Allergan PLC	7.06
Eli Lilly & Co.	6.78
Perrigo Co. PLC	3.73
Zoetis Inc.	3.56
Mylan NV	3.18
Endo International PLC	3.17

TOTAL	62.65%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	13

Fund Performance Overview

iSHARES® U.S. REAL ESTATE ETF

Performance as of September 30, 2015

The iShares U.S. Real Estate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the real estate sector, as represented by the Dow Jones U.S. Real Estate IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund’s fiscal year-end was changed from April 30 to March 31. For the period from May 1, 2015 through September 30, 2015 (the reporting period), the total return for the Fund was -4.20%, net of fees, while the total return for the Index was -4.00%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	6.38%	6.37%	6.95%	6.38%	6.37%	6.95%
5 Years	10.15%	10.15%	10.72%	62.12%	62.16%	66.42%
10 Years	5.34%	5.35%	5.73%	68.32%	68.37%	74.62%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 17 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/15) [a]	Ending Account Value (9/30/15)	Expenses Paid During Period [b]	Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period [b]	Annualized Expense Ratio
$1,000.00	$958.00	$1.80	$1,000.00	$1,022.80	$2.23	0.44%

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (153 days for actual and 183 days for hypothetical expenses) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 17 for more information.

ALLOCATION BY SECTOR

As of 9/30/15

Sector	Percentage of Total Investments*

Specialized REITs	23.56%
Retail REITs	19.27
Residential REITs	14.29
Office REITs	10.75
Health Care REITs	9.97
Mortgage REITs	5.25
Hotel & Resort REITs	5.08
Diversified REITs	4.68
Industrial REITs	3.12
Real Estate Services	2.64
Other**	1.39

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/15

Security	Percentage of Total Investments*

Simon Property Group Inc.	7.06%
American Tower Corp.	4.63
Public Storage	3.86
Equity Residential	3.40
Crown Castle International Corp.	3.27
Welltower Inc.	2.96
AvalonBay Communities Inc.	2.89
Prologis Inc.	2.53
Ventas Inc.	2.31
Boston Properties Inc.	2.26

TOTAL	35.17%

*	Excludes money market funds.
**	Other includes sectors and/or investment types which individually represent less than 1% of total investments.

14	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® U.S. REGIONAL BANKS ETF

Performance as of September 30, 2015

The iShares U.S. Regional Banks ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the regional banks sector, as represented by the Dow Jones U.S. Select Regional Banks IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund’s fiscal year-end was changed from April 30 to March 31. For the period from May 1, 2015 through September 30, 2015 (the reporting period), the total return for the Fund was -2.36%, net of fees, while the total return for the Index was -2.19%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	3.69%	3.63%	4.16%	3.69%	3.63%	4.16%
5 Years	11.28%	11.27%	11.80%	70.66%	70.60%	74.64%
Since Inception	(1.73)%	(1.73)%	(1.34)%	(15.13)%	(15.17)%	(11.89)%

The inception date of the Fund was 5/1/06. The first day of secondary market trading was 5/5/06.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 17 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/15) [a]	Ending Account Value (9/30/15)	Expenses Paid During Period [b]	Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period [b]	Annualized Expense Ratio
$1,000.00	$976.40	$1.82	$1,000.00	$1,022.80	$2.23	0.44%

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (153 days for actual and 183 days for hypothetical expenses) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 17 for more information.

ALLOCATION BY SECTOR

As of 9/30/15

Sector	Percentage of Total Investments*

Regional Banks	76.63%
Diversified Banks	19.14
Thrifts & Mortgage Finance	4.23

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/15

Security	Percentage of Total Investments*

U.S. Bancorp	17.28%
PNC Financial Services Group Inc. (The)	11.66
BB&T Corp.	7.06
SunTrust Banks Inc.	5.04
M&T Bank Corp.	4.14
Fifth Third Bancorp	3.87
Regions Financial Corp.	3.04
KeyCorp	2.78
Citizens Financial Group Inc.	2.45
First Republic Bank/CA	2.27

TOTAL	59.59%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	15

Fund Performance Overview

iSHARES® U.S. TELECOMMUNICATIONS ETF

Performance as of September 30, 2015

The iShares U.S. Telecommunications ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the telecommunications sector, as represented by the Dow Jones U.S. Select Telecommunications IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund’s fiscal year-end was changed from April 30 to March 31. For the period from May 1, 2015 through September 30, 2015 (the reporting period), the total return for the Fund was -11.11%, net of fees, while the total return for the Index was -11.05%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(7.66)%	(7.73)%	(7.44)%	(7.66)%	(7.73)%	(7.44)%
5 Years	7.27%	7.26%	7.60%	42.03%	41.98%	44.20%
10 Years	4.36%	4.37%	4.96%	53.20%	53.38%	62.20%

Index performance through May 8, 2007 reflects the performance of the Dow Jones U.S. Telecommunications Index. Index performance beginning on May 9, 2007 reflects the performance of the Dow Jones U.S. Select Telecommunications Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 17 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/15) [a]	Ending Account Value (9/30/15)	Expenses Paid During Period [b]	Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period [b]	Annualized Expense Ratio
$1,000.00	$888.90	$1.74	$1,000.00	$1,022.80	$2.23	0.44%

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (153 days for actual and 183 days for hypothetical expenses) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 17 for more information.

ALLOCATION BY SECTOR

As of 9/30/15

Sector	Percentage of Total Investments*

Diversified Telecommunication Services	66.65%
Wireless Telecommunication Services	29.96
Communications Equipment	3.39

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/15

Security	Percentage of Total Investments*

AT&T Inc.	11.48%
Verizon Communications Inc.	10.84
T-Mobile U.S. Inc.	5.79
CenturyLink Inc.	5.79
Level 3 Communications Inc.	5.76
SBA Communications Corp. Class A	5.61
Frontier Communications Corp.	4.39
Telephone & Data Systems Inc.	3.73
Sprint Corp.	3.50
Vonage Holdings Corp.	3.42

TOTAL	60.31%

*	Excludes money market funds.

16	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on April 1, 2015 (or fiscal year-end change, as applicable) and held through September 30, 2015, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	17

Schedule of Investments (Unaudited)

iSHARES® U.S. AEROSPACE & DEFENSE ETF

September 30, 2015

Security	Shares	Value
COMMON STOCKS — 99.96%

AEROSPACE & DEFENSE — 94.24%
AAR Corp.	228,360	$4,331,989
Aerojet Rocketdyne Holdings Inc.[a,b]	307,356	4,973,020
Aerovironment Inc.[a,b]	200,790	4,023,832
Astronics Corp.[a]	110,783	4,478,957
B/E Aerospace Inc.	251,696	11,049,454
Boeing Co. (The)	317,260	41,545,197
BWX Technologies Inc.	360,447	9,501,383
Cubic Corp.	138,714	5,817,665
Curtiss-Wright Corp.	149,743	9,346,958
DigitalGlobe Inc.[a,b]	311,403	5,922,885
Engility Holdings Inc.	157,101	4,050,064
Esterline Technologies Corp.[a,b]	109,559	7,876,197
General Dynamics Corp.	219,670	30,303,476
HEICO Corp.	117,134	5,725,510
HEICO Corp. Class A	162,633	7,385,165
Hexcel Corp.	244,072	10,949,070
Huntington Ingalls Industries Inc.	109,970	11,783,285
KLX Inc.[a,b]	211,463	7,557,688
L-3 Communications Holdings Inc.	144,514	15,104,603
Lockheed Martin Corp.	169,560	35,151,484
Moog Inc. Class Aa,b	133,303	7,207,693
Northrop Grumman Corp.	162,991	27,048,356
Orbital ATK Inc.	149,984	10,779,350
Precision Castparts Corp.	118,810	27,291,845
Raytheon Co.	259,190	28,319,099
Rockwell Collins Inc.	206,821	16,926,231
Spirit AeroSystems Holdings Inc. Class Aa	265,305	12,824,844
TASER International Inc.[a,b]	280,002	6,167,044
Teledyne Technologies Inc.[a,b]	105,433	9,520,600
Textron Inc.	427,856	16,104,500
TransDigm Group Inc.[a]	78,675	16,711,357
Triumph Group Inc.	182,674	7,686,922
United Technologies Corp.	436,981	38,886,939

		462,352,662
AIRPORT SERVICES — 1.00%
Wesco Aircraft Holdings Inc.[a,b]	402,234	4,907,255

		4,907,255
INDUSTRIAL MACHINERY — 1.40%
RBC Bearings Inc.[a]	115,374	6,891,289

		6,891,289

Security	Shares	Value
IT CONSULTING & OTHER SERVICES — 0.98%
ManTech International Corp./VA Class A	186,122	$4,783,335

		4,783,335
LEISURE PRODUCTS — 2.34%
Smith & Wesson Holding Corp.[a,b]	321,061	5,416,299
Sturm Ruger & Co. Inc.	103,007	6,045,481

		11,461,780

TOTAL COMMON STOCKS
(Cost: $517,094,877)		490,396,321

SHORT-TERM INVESTMENTS — 4.55%

MONEY MARKET FUNDS — 4.55%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[c,d,e]	19,721,506	19,721,506
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%[c,d,e]	1,081,007	1,081,007
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[c,d]	1,523,837	1,523,837

		22,326,350

TOTAL SHORT-TERM INVESTMENTS
(Cost: $22,326,350)		22,326,350

TOTAL INVESTMENTS IN SECURITIES — 104.51%
(Cost: $539,421,227)		512,722,671
Other Assets, Less Liabilities — (4.51)%		(22,128,930)

NET ASSETS — 100.00%		$490,593,741

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

18	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® U.S. BROKER-DEALERS ETF

September 30, 2015

Security	Shares	Value
COMMON STOCKS — 99.92%

ASSET MANAGEMENT & CUSTODY BANKS — 1.70%
Diamond Hill Investment Group Inc.	26,237	$4,881,132

		4,881,132
INVESTMENT BANKING & BROKERAGE — 70.07%
BGC Partners Inc. Class A	819,649	6,737,515
Charles Schwab Corp. (The)	818,544	23,377,617
Cowen Group Inc. Class Aa,b	936,287	4,269,469
E*TRADE Financial Corp.[a]	508,477	13,388,199
Evercore Partners Inc. Class A	148,940	7,482,746
Goldman Sachs Group Inc. (The)	178,078	30,942,833
Greenhill & Co. Inc.	178,306	5,076,372
Interactive Brokers Group Inc. Class A	218,994	8,643,693
INTL FCStone Inc.[a]	167,086	4,125,353
Investment Technology Group Inc.	325,611	4,343,651
KCG Holdings Inc. Class Aa,b	446,123	4,893,969
Lazard Ltd. Class A	266,929	11,558,026
LPL Financial Holdings Inc.	245,836	9,776,898
Morgan Stanley	846,736	26,672,184
Piper Jaffray Companies[a]	130,165	4,708,068
Raymond James Financial Inc.	248,453	12,330,722
Stifel Financial Corp.[a,b]	210,574	8,865,165
TD Ameritrade Holding Corp.	435,049	13,851,960

		201,044,440
SPECIALIZED FINANCE — 28.15%
CBOE Holdings Inc.	183,408	12,303,009
CME Group Inc./IL	255,220	23,669,103
Intercontinental Exchange Inc.	94,088	22,109,739
MarketAxess Holdings Inc.	104,891	9,742,276
Nasdaq Inc.	243,055	12,962,123

		80,786,250

TOTAL COMMON STOCKS
(Cost: $289,195,827)		286,711,822

SHORT-TERM INVESTMENTS — 1.80%

MONEY MARKET FUNDS — 1.80%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[c,d,e]	3,795,124	3,795,124
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%[c,d,e]	208,024	208,024

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[c,d]	1,150,923	$1,150,923

		5,154,071

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,154,071)		5,154,071

TOTAL INVESTMENTS IN SECURITIES — 101.72%
(Cost: $294,349,898)		291,865,893
Other Assets, Less Liabilities — (1.72)%		(4,929,706)

NET ASSETS — 100.00%		$286,936,187

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited)

iSHARES® U.S. HEALTHCARE PROVIDERS ETF

September 30, 2015

Security	Shares	Value
COMMON STOCKS — 99.86%

DIVERSIFIED SUPPORT SERVICES — 1.15%
Healthcare Services Group Inc.	300,744	$10,135,073

		10,135,073
HEALTH CARE SERVICES — 27.60%
Adeptus Health Inc. Class Aa,b	49,181	3,971,857
Air Methods Corp.[a,b]	170,143	5,800,175
Amedisys Inc.[a,b]	156,013	5,923,814
CorVel Corp.[a]	65,424	2,113,195
DaVita HealthCare Partners Inc.[a,b]	385,636	27,893,052
Diplomat Pharmacy Inc.[a,b]	183,331	5,267,100
Envision Healthcare Holdings Inc.[a]	504,894	18,575,050
Express Scripts Holding Co.[a,b]	882,731	71,465,902
Healthways Inc.[a,b]	268,391	2,984,508
IPC Healthcare Inc.[a]	90,575	7,036,772
Laboratory Corp. of America Holdings[a]	234,148	25,398,033
LHC Group Inc.[a]	92,571	4,144,404
MEDNAX Inc.[a]	259,240	19,907,040
Premier Inc.[a,b]	196,139	6,741,297
Quest Diagnostics Inc.	364,737	22,420,383
Team Health Holdings Inc.[a,b]	247,670	13,381,610

		243,024,192
HEALTH CARE DISTRIBUTORS — 0.58%
PharMerica Corp.[a,b]	180,702	5,144,586

		5,144,586
HEALTH CARE FACILITIES — 22.42%
Acadia Healthcare Co. Inc.[a,b]	187,841	12,448,223
AmSurg Corp.[a,b]	170,258	13,230,749
Brookdale Senior Living Inc.[a]	592,864	13,612,157
Capital Senior Living Corp.[a]	160,912	3,226,286
Community Health Systems Inc.[a]	351,697	15,042,081
Ensign Group Inc. (The)	133,841	5,705,642
Hanger Inc.[a,b]	252,729	3,447,223
HCA Holdings Inc.[a]	545,647	42,211,252
HealthSouth Corp.	323,753	12,422,403
Kindred Healthcare Inc.	407,625	6,420,094
LifePoint Health Inc.[a,b]	162,147	11,496,222
National Healthcare Corp.	74,021	4,507,139
Select Medical Holdings Corp.	564,128	6,086,941
Surgical Care Affiliates Inc.[a,b]	159,054	5,199,475
Tenet Healthcare Corp.[a,b]	327,288	12,083,473
U.S. Physical Therapy Inc.	90,581	4,066,181
Universal Health Services Inc. Class B	209,819	26,187,509

		197,393,050

Security	Shares	Value
HEALTH CARE TECHNOLOGY — 1.42%
HealthStream Inc.[a,b]	175,396	$3,825,387
HMS Holdings Corp.[a,b]	535,606	4,697,265
Inovalon Holdings Inc.[a,b]	189,691	3,951,263

		12,473,915
LIFE SCIENCES TOOLS & SERVICES — 1.41%
PAREXEL International Corp.[a,b]	199,923	12,379,232

		12,379,232
MANAGED HEALTH CARE — 45.28%
Aetna Inc.	513,342	56,164,748
Anthem Inc.	395,497	55,369,580
Centene Corp.[a,b]	331,125	17,956,909
Cigna Corp.	396,917	53,591,733
Health Net Inc./CAa	247,613	14,911,255
HealthEquity Inc.[a,b]	195,047	5,763,639
Humana Inc.	253,020	45,290,580
Magellan Health Inc.[a]	135,865	7,530,997
Molina Healthcare Inc.[a,b]	155,242	10,688,412
Triple-S Management Corp. Class Ba	183,575	3,269,471
UnitedHealth Group Inc.	973,013	112,879,238
Universal American Corp./NYa,b	308,802	2,112,205
WellCare Health Plans Inc.[a]	152,965	13,182,524

		398,711,291

TOTAL COMMON STOCKS
(Cost: $886,069,972)		879,261,339

SHORT-TERM INVESTMENTS — 6.58%

MONEY MARKET FUNDS — 6.58%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[c,d,e]	53,323,138	53,323,138
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%[c,d,e]	2,922,833	2,922,833
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[c,d]	1,745,014	1,745,014

		57,990,985

TOTAL SHORT-TERM INVESTMENTS
(Cost: $57,990,985)		57,990,985

20	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. HEALTHCARE PROVIDERS ETF

September 30, 2015

Value
TOTAL INVESTMENTS IN SECURITIES — 106.44%
(Cost: $944,060,957)	$937,252,324
Other Assets, Less Liabilities — (6.44)%	(56,724,635)

NET ASSETS — 100.00%	$880,527,689

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited)

iSHARES® U.S. HOME CONSTRUCTION ETF

September 30, 2015

Security	Shares	Value
COMMON STOCKS — 99.92%

BUILDING PRODUCTS — 14.83%
American Woodmark Corp.[a]	275,407	$17,865,652
Builders FirstSource Inc.[a,b]	1,198,697	15,199,478
Fortune Brands Home & Security Inc.	745,374	35,382,904
Lennox International Inc.	266,748	30,230,551
Masco Corp.	1,474,836	37,136,370
Masonite International Corp.[a,b]	360,802	21,857,385
Owens Corning	735,943	30,843,371
PGT Inc.[a,b]	1,252,542	15,381,216
Quanex Building Products Corp.	847,583	15,400,583
Simpson Manufacturing Co. Inc.	628,082	21,034,466
Trex Co. Inc.[a,b]	541,438	18,046,129
Universal Forest Products Inc.	339,852	19,602,663
USG Corp.[a,b]	880,045	23,426,798

		301,407,566
CONSTRUCTION MATERIALS — 1.26%
Eagle Materials Inc.	374,223	25,604,338

		25,604,338
FOREST PRODUCTS — 1.08%
Louisiana-Pacific Corp.[a]	1,547,117	22,030,946

		22,030,946
HOME FURNISHINGS — 4.30%
Ethan Allen Interiors Inc.[b]	599,418	15,830,629
Leggett & Platt Inc.	781,188	32,224,005
Mohawk Industries Inc.[a]	216,990	39,446,612

		87,501,246
HOME IMPROVEMENT RETAIL — 9.00%
Home Depot Inc. (The)	836,297	96,583,941
Lowe’s Companies Inc.	1,068,898	73,668,450
Lumber Liquidators Holdings Inc.[a,b]	964,080	12,668,011

		182,920,402
HOMEBUILDING — 64.93%
Beazer Homes USA Inc.[a,b]	944,271	12,587,132
Cavco Industries Inc.[a,b]	284,457	19,368,677
DR Horton Inc.	8,249,928	242,217,886
Hovnanian Enterprises Inc. Class Aa,b	4,639,088	8,211,186
KB Home	2,877,156	38,985,464
Lennar Corp. Class A	4,452,587	214,303,012
Lennar Corp. Class B	358,875	14,211,450

Security	Shares	Value
M/I Homes Inc.[a,b]	844,142	$19,904,868
MDC Holdings Inc.	1,258,295	32,942,163
Meritage Homes Corp.[a,b]	1,147,119	41,892,786
NVR Inc.[a,b]	102,277	155,994,926
PulteGroup Inc.	8,500,062	160,396,170
Ryland Group Inc. (The)	1,408,666	57,515,833
Standard Pacific Corp.[a,b]	4,648,228	37,185,824
Taylor Morrison Home Corp. Class Aa,b	1,131,627	21,116,160
Toll Brothers Inc.[a,b]	4,334,721	148,420,847
TopBuild Corp.[a,b]	1,210,572	37,491,415
TRI Pointe Group Inc.[a,b]	4,380,083	57,335,287

		1,320,081,086
SPECIALTY CHEMICALS — 2.16%
Sherwin-Williams Co. (The)	197,154	43,921,968

		43,921,968
TRADING COMPANIES & DISTRIBUTORS — 2.36%
Beacon Roofing Supply Inc.[a]	650,066	21,120,645
Watsco Inc.	226,113	26,789,868

		47,910,513

TOTAL COMMON STOCKS
(Cost: $2,203,930,175)		2,031,378,065

SHORT-TERM INVESTMENTS — 6.26%

MONEY MARKET FUNDS — 6.26%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[c,d,e]	117,934,098	117,934,098
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%[c,d,e]	6,464,392	6,464,392
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[c,d]	2,851,489	2,851,489

		127,249,979

TOTAL SHORT-TERM INVESTMENTS
(Cost: $127,249,979)		127,249,979

22	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. HOME CONSTRUCTION ETF

September 30, 2015

Value
TOTAL INVESTMENTS IN SECURITIES — 106.18%
(Cost: $2,331,180,154)	$2,158,628,044
Other Assets, Less Liabilities — (6.18)%	(125,686,347)

NET ASSETS — 100.00%	$2,032,941,697

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited)

iSHARES® U.S. INSURANCE ETF

September 30, 2015

Security	Shares	Value
COMMON STOCKS — 99.77%

INSURANCE BROKERS — 1.96%
Arthur J Gallagher & Co.	39,097	$1,613,924
Brown & Brown Inc.	26,195	811,259

		2,425,183
LIFE & HEALTH INSURANCE — 30.36%
Aflac Inc.	96,462	5,607,336
American Equity Investment Life Holding Co.	18,196	424,149
CNO Financial Group Inc.	43,047	809,714
FBL Financial Group Inc. Class A	2,226	136,944
Lincoln National Corp.	56,209	2,667,679
MetLife Inc.	250,141	11,794,148
National Western Life Insurance Co. Class A	504	112,241
Primerica Inc.	11,139	502,035
Principal Financial Group Inc.	61,396	2,906,487
Prudential Financial Inc.	101,009	7,697,896
StanCorp Financial Group Inc.	9,476	1,082,159
Symetra Financial Corp.	21,333	674,976
Torchmark Corp.	26,065	1,470,066
Unum Group	55,255	1,772,580

		37,658,410
MULTI-LINE INSURANCE — 23.09%
American Financial Group Inc./OH	16,094	1,109,038
American International Group Inc.	289,785	16,465,584
American National Insurance Co.	1,924	187,859
Assurant Inc.	14,970	1,182,780
Genworth Financial Inc. Class Aa	111,341	514,395
Hartford Financial Services Group Inc. (The)	92,915	4,253,649
HCC Insurance Holdings Inc.	21,424	1,659,717
Horace Mann Educators Corp.	9,191	305,325
Kemper Corp.	10,912	385,957
Loews Corp.	64,249	2,321,959
National General Holdings Corp.	13,078	252,275

		28,638,538
OTHER DIVERSIFIED FINANCIAL SERVICES — 1.60%
Voya Financial Inc.	51,284	1,988,281

		1,988,281
PROPERTY & CASUALTY INSURANCE — 41.41%
ACE Ltd.	72,522	7,498,775
Allied World Assurance Co. Holdings AG	20,321	775,653

Security	Shares	Value
Allstate Corp. (The)	89,676	$5,222,730
Ambac Financial Group Inc.[a,b]	10,067	145,669
AMERISAFE Inc.	4,241	210,905
AmTrust Financial Services Inc.	8,521	536,653
Arch Capital Group Ltd.[a,b]	27,418	2,014,400
Argo Group International Holdings Ltd.	6,242	353,235
Assured Guaranty Ltd.	32,813	820,325
Axis Capital Holdings Ltd.	22,544	1,211,064
Chubb Corp. (The)	50,837	6,235,158
Cincinnati Financial Corp.	33,081	1,779,758
CNA Financial Corp.	6,032	210,698
Employers Holdings Inc.	7,126	158,839
Erie Indemnity Co. Class A	5,396	447,544
First American Financial Corp.[b]	24,339	950,925
Hanover Insurance Group Inc. (The)	9,901	769,308
Infinity Property & Casualty Corp.	2,561	206,263
Markel Corp.[a]	3,125	2,505,812
MBIA Inc.[a]	32,195	195,746
Mercury General Corp.	7,909	399,484
Navigators Group Inc. (The)[a]	2,444	190,583
Old Republic International Corp.	54,105	846,202
OneBeacon Insurance Group Ltd. Class A	5,320	74,693
ProAssurance Corp.	12,005	589,085
Progressive Corp. (The)	131,229	4,020,857
RLI Corp.	8,409	450,134
Safety Insurance Group Inc.	3,169	171,601
Selective Insurance Group Inc.	12,838	398,748
Travelers Companies Inc. (The)	69,701	6,937,340
United Fire Group Inc.	4,694	164,525
Universal Insurance Holdings Inc.	7,289	215,317
White Mountains Insurance Group Ltd.	1,335	997,645
WR Berkley Corp.	22,109	1,202,066
XL Group PLC	67,714	2,459,372

		51,367,112
REINSURANCE — 1.35%
Alleghany Corp.[a]	3,577	1,674,429

		1,674,429

TOTAL COMMON STOCKS
(Cost: $112,103,623)		123,751,953

24	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. INSURANCE ETF

September 30, 2015

Security	Shares	Value
SHORT-TERM INVESTMENTS — 1.42%

MONEY MARKET FUNDS — 1.42%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[c,d,e]	1,023,666	$1,023,666
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%[c,d,e]	56,111	56,111
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[c,d]	685,007	685,007

		1,764,784

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,764,784)		1,764,784

TOTAL INVESTMENTS IN SECURITIES — 101.19%
(Cost: $113,868,407)		125,516,737
Other Assets, Less Liabilities — (1.19)%		(1,483,751)

NET ASSETS — 100.00%		$124,032,986

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited)

iSHARES® U.S. MEDICAL DEVICES ETF

September 30, 2015

Security	Shares	Value
COMMON STOCKS — 99.81%

HEALTH CARE EQUIPMENT — 86.24%
Abbott Laboratories	1,684,019	$67,731,244
ABIOMED Inc.[a,b]	75,393	6,993,455
Accuray Inc.[a,b]	224,905	1,123,400
Analogic Corp.	30,889	2,534,134
Baxter International Inc.	771,219	25,334,544
Becton Dickinson and Co.	277,249	36,779,852
Boston Scientific Corp.[a,b]	1,856,856	30,471,007
Cantel Medical Corp.	80,080	4,540,536
Cardiovascular Systems Inc.[a]	78,184	1,238,435
CR Bard Inc.	111,979	20,862,807
Cynosure Inc. Class Aa,b	59,489	1,787,050
DexCom Inc.[a,b]	136,937	11,757,411
Edwards Lifesciences Corp.[a]	160,678	22,843,591
GenMark Diagnostics Inc.[a,b]	124,977	983,569
Globus Medical Inc. Class Aa,b	155,791	3,218,642
HeartWare International Inc.[a,b]	41,945	2,194,143
Hill-Rom Holdings Inc.	114,360	5,945,576
Hologic Inc.[a,b]	398,141	15,579,257
IDEXX Laboratories Inc.[a,b]	159,160	11,817,630
Inogen Inc.[a]	37,269	1,809,410
Insulet Corp.[a]	128,939	3,340,809
Integra LifeSciences Holdings Corp.[a,b]	63,691	3,792,799
Intuitive Surgical Inc.[a]	52,814	24,272,258
Invacare Corp.	86,521	1,251,959
K2M Group Holdings Inc.[a]	69,253	1,288,106
Masimo Corp.[a,b]	101,672	3,920,472
Medtronic PLC	1,474,312	98,690,445
Natus Medical Inc.[a]	78,426	3,093,906
Nevro Corp.[a,b]	36,579	1,696,900
NuVasive Inc.[a]	102,289	4,932,376
NxStage Medical Inc.[a,b]	147,122	2,320,114
ResMed Inc.	241,482	12,305,923
Sirona Dental Systems Inc.[a,b]	101,191	9,445,168
St. Jude Medical Inc.	400,173	25,246,915
STERIS Corp.	115,565	7,508,258
Stryker Corp.	411,259	38,699,472
Teleflex Inc.	74,928	9,306,807
Thoratec Corp.[a]	107,827	6,821,136
Varian Medical Systems Inc.[a,b]	166,404	12,277,287
Wright Medical Group Inc.[a,b]	122,810	2,581,466
Wright Medical Group NV	93,607	1,908,647
Zeltiq Aesthetics Inc.[a]	78,255	2,506,508
Zimmer Biomet Holdings Inc.	247,807	23,276,511

		576,029,935

Security	Shares	Value
HEALTH CARE SUPPLIES — 0.57%
Atrion Corp.	3,972	$1,489,341
OraSure Technologies Inc.[a,b]	177,842	789,619
Vascular Solutions Inc.[a,b]	47,657	1,544,563

		3,823,523
HEALTH CARE TECHNOLOGY — 0.40%
Omnicell Inc.[a,b]	86,412	2,687,413

		2,687,413
LIFE SCIENCES TOOLS & SERVICES — 12.60%
Bio-Rad Laboratories Inc. Class Aa	42,144	5,660,360
Bruker Corp.[a]	243,339	3,998,060
Fluidigm Corp.[a,b]	89,361	724,718
Thermo Fisher Scientific Inc.	475,275	58,116,627
Waters Corp.[a,b]	132,404	15,651,477

		84,151,242

TOTAL COMMON STOCKS
(Cost: $680,697,911)		666,692,113

SHORT-TERM INVESTMENTS — 6.85%

MONEY MARKET FUNDS — 6.85%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[c,d,e]	41,581,111	41,581,111
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%[c,d,e]	2,279,210	2,279,210
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[c,d]	1,863,231	1,863,231

		45,723,552

TOTAL SHORT-TERM INVESTMENTS
(Cost: $45,723,552)		45,723,552

TOTAL INVESTMENTS IN SECURITIES — 106.66%
(Cost: $726,421,463)		712,415,665
Other Assets, Less Liabilities — (6.66)%		(44,467,673)

NET ASSETS — 100.00%		$667,947,992

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

26	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® U.S. OIL & GAS EXPLORATION & PRODUCTION ETF

September 30, 2015

Security	Shares	Value
COMMON STOCKS — 99.92%

OIL & GAS EXPLORATION & PRODUCTION — 70.26%
Anadarko Petroleum Corp.	403,866	$24,389,468
Antero Resources Corp.[a,b]	75,593	1,599,548
Apache Corp.	317,541	12,434,906
Bill Barrett Corp.[a,b]	59,317	195,746
Bonanza Creek Energy Inc.[a,b]	47,260	192,348
Cabot Oil & Gas Corp.	360,531	7,881,208
California Resources Corp.	323,018	839,847
Carrizo Oil & Gas Inc.[a]	47,600	1,453,704
Chesapeake Energy Corp.[b]	479,081	3,511,664
Cimarex Energy Co.	81,779	8,380,712
Clayton Williams Energy Inc.[a]	6,860	266,237
Cobalt International Energy Inc.[a,b]	319,297	2,260,623
Concho Resources Inc.[a,b]	102,819	10,107,108
ConocoPhillips	943,595	45,254,816
Continental Resources Inc./OKa,b	78,852	2,284,342
Denbury Resources Inc.[b]	363,643	887,289
Devon Energy Corp.	324,948	12,052,321
Diamondback Energy Inc.[a,b]	61,189	3,952,809
Energen Corp.	73,080	3,643,769
EOG Resources Inc.	430,098	31,311,134
EP Energy Corp. Class Aa,b	46,326	238,579
EQT Corp.	131,138	8,493,808
Gulfport Energy Corp.[a]	101,089	3,000,322
Halcon Resources Corp.[a,b]	457,928	242,702
Hess Corp.	204,933	10,258,946
Kosmos Energy Ltd.[a,b]	148,522	828,753
Laredo Petroleum Inc.[a,b]	124,848	1,177,317
Marathon Oil Corp.	586,632	9,034,133
Matador Resources Co.[a,b]	77,624	1,609,922
Memorial Resource Development Corp.[a,b]	84,893	1,492,419
Murphy Oil Corp.	148,931	3,604,130
Newfield Exploration Co.[a]	147,359	4,848,111
Noble Energy Inc.	362,024	10,925,884
Northern Oil and Gas Inc.[a,b]	59,381	262,464
Oasis Petroleum Inc.[a,b]	139,011	1,206,615
Parsley Energy Inc. Class Aa,b	78,992	1,190,409
PDC Energy Inc.[a,b]	38,703	2,051,646
Pioneer Natural Resources Co.	124,284	15,117,906
QEP Resources Inc.	155,855	1,952,863
Range Resources Corp.	152,104	4,885,580
Rice Energy Inc.[a,b]	54,711	884,130
RSP Permian Inc.[a,b]	52,265	1,058,366

Security	Shares	Value
Sanchez Energy Corp.[a,b]	45,850	$281,977
SM Energy Co.	65,353	2,093,910
Southwestern Energy Co.[a]	346,750	4,400,257
Stone Energy Corp.[a,b]	65,121	323,000
Synergy Resources Corp.[a,b]	98,261	962,958
Triangle Petroleum Corp.[a,b]	77,580	110,164
Ultra Petroleum Corp.[a,b]	157,661	1,007,454
Whiting Petroleum Corp.[a]	191,269	2,920,678
WPX Energy Inc.[a]	229,712	1,520,693

		270,885,695
OIL & GAS REFINING & MARKETING — 26.52%
Alon USA Energy Inc.	32,546	588,106
Clean Energy Fuels Corp.[a,b]	79,934	359,703
CVR Energy Inc.	16,752	687,670
Delek U.S. Holdings Inc.	55,091	1,526,021
HollyFrontier Corp.	164,860	8,051,762
Marathon Petroleum Corp.	435,145	20,160,268
PBF Energy Inc.	82,249	2,321,889
Phillips 66	377,374	28,997,418
Tesoro Corp.	105,431	10,252,110
Valero Energy Corp.	398,211	23,932,481
Western Refining Inc.	66,783	2,946,466
World Fuel Services Corp.	68,342	2,446,644

		102,270,538
OIL & GAS STORAGE & TRANSPORTATION — 3.14%
Cheniere Energy Inc.[a]	201,324	9,723,949
Targa Resources Corp.	45,971	2,368,426

		12,092,375

TOTAL COMMON STOCKS
(Cost: $588,720,483)		385,248,608

WARRANTS — 0.00%

OIL & GAS EXPLORATION & PRODUCTION — 0.00%
Magnum Hunter Resources Corp. (Expires 04/15/16)[a,b]	12,939	—

		—

TOTAL WARRANTS
(Cost: $0)		—

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. OIL & GAS EXPLORATION & PRODUCTION ETF

September 30, 2015

Security	Shares	Value
SHORT-TERM INVESTMENTS — 6.59%

MONEY MARKET FUNDS — 6.59%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[c,d,e]	21,800,605	$21,800,605
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%[c,d,e]	1,194,969	1,194,969
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[c,d]	2,420,329	2,420,329

		25,415,903

TOTAL SHORT-TERM INVESTMENTS
(Cost: $25,415,903)		25,415,903

TOTAL INVESTMENTS IN SECURITIES — 106.51%
(Cost: $614,136,386)		410,664,511
Other Assets, Less Liabilities — (6.51)%		(25,088,618)

NET ASSETS — 100.00%		$385,575,893

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

28	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® U.S. OIL EQUIPMENT & SERVICES ETF

September 30, 2015

Security	Shares	Value
COMMON STOCKS — 99.74%

INDUSTRIAL MACHINERY — 0.83%
Chart Industries Inc.[a,b]	111,154	$2,135,269

		2,135,269
OIL & GAS DRILLING — 20.13%
Atwood Oceanics Inc.	187,242	2,773,054
Diamond Offshore Drilling Inc.[b]	176,174	3,047,810
Ensco PLC Class A	441,246	6,212,744
Helmerich & Payne Inc.[b]	172,470	8,150,932
Nabors Industries Ltd.	597,463	5,646,025
Noble Corp. PLC	502,426	5,481,468
Parker Drilling Co.[a]	583,534	1,534,694
Patterson-UTI Energy Inc.	347,077	4,560,592
Rowan Companies PLC Class A	292,067	4,716,882
Transocean Ltd.	569,059	7,352,242
Unit Corp.[a,b]	192,244	2,164,668

		51,641,111
OIL & GAS EQUIPMENT & SERVICES — 78.78%
Baker Hughes Inc.	391,806	20,389,584
Bristow Group Inc.	103,318	2,702,799
Cameron International Corp.[a]	220,626	13,528,786
CARBO Ceramics Inc.[b]	84,258	1,600,059
Core Laboratories NVb	71,977	7,183,305
Dril-Quip Inc.[a]	84,600	4,925,412
Era Group Inc.[a]	98,366	1,472,539
Exterran Holdings Inc.	185,732	3,343,176
FMC Technologies Inc.[a,b]	322,736	10,004,816
Forum Energy Technologies Inc.[a]	210,758	2,573,355
Frank’s International NV	135,454	2,076,510
Halliburton Co.	676,467	23,913,108
Helix Energy Solutions Group Inc.[a]	375,137	1,796,906
Hornbeck Offshore Services Inc.[a,b]	128,124	1,733,518
Matrix Service Co.[a]	103,175	2,318,342
McDermott International Inc.[a,b]	729,306	3,136,016
National Oilwell Varco Inc.	411,210	15,482,057
Newpark Resources Inc.[a,b]	342,739	1,754,824
Oceaneering International Inc.	177,581	6,975,382
Oil States International Inc.[a,b]	140,290	3,665,778
RPC Inc.	231,245	2,046,518
Schlumberger Ltd.	648,402	44,720,286
SEACOR Holdings Inc.[a,b]	51,752	3,095,287
Superior Energy Services Inc.	355,119	4,485,153
Tesco Corp.[b]	199,138	1,421,845
TETRA Technologies Inc.[a,b]	315,964	1,867,347

Security	Shares	Value
Tidewater Inc.[b]	170,336	$2,238,215
U.S. Silica Holdings Inc.	169,480	2,387,973
Weatherford International PLC[a,b]	1,089,445	9,238,494

		202,077,390

TOTAL COMMON STOCKS
(Cost: $433,026,850)		255,853,770

SHORT-TERM INVESTMENTS — 13.61%

MONEY MARKET FUNDS — 13.61%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[c,d,e]	31,557,137	31,557,137
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%[c,d,e]	1,729,760	1,729,760
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[c,d]	1,636,933	1,636,933

		34,923,830

TOTAL SHORT-TERM INVESTMENTS
(Cost: $34,923,830)		34,923,830

TOTAL INVESTMENTS IN SECURITIES — 113.35%
(Cost: $467,950,680)		290,777,600
Other Assets, Less Liabilities — (13.35)%		(34,251,525)

NET ASSETS — 100.00%		$256,526,075

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited)

iSHARES® U.S. PHARMACEUTICALS ETF

September 30, 2015

Security	Shares	Value
COMMON STOCKS — 99.95%

BIOTECHNOLOGY — 12.39%
Aegerion Pharmaceuticals Inc.[a,b]	443,992	$6,038,291
AMAG Pharmaceuticals Inc.[a,b]	232,022	9,218,234
Amicus Therapeutics Inc.[a]	789,528	11,045,497
Anacor Pharmaceuticals Inc.[a,b]	155,962	18,358,287
ARIAD Pharmaceuticals Inc.[a,b]	1,536,914	8,975,578
Infinity Pharmaceuticals Inc.[a,b]	804,881	6,801,244
Ironwood Pharmaceuticals Inc.[a,b]	1,048,388	10,924,203
Merrimack Pharmaceuticals Inc.[a,b]	1,022,520	8,701,645
NewLink Genetics Corp.[a,b]	215,512	7,723,950
Spectrum Pharmaceuticals Inc.[a,b]	1,083,308	6,478,182
Synergy Pharmaceuticals Inc.[a,b]	1,304,895	6,915,944
TESARO Inc.[a,b]	224,133	8,987,733

		110,168,788
PHARMACEUTICALS — 87.56%
Akorn Inc.[a,b]	415,840	11,853,519
Allergan PLC[a]	230,795	62,732,389
Bristol-Myers Squibb Co.	1,090,530	64,559,376
Catalent Inc.[a,b]	536,219	13,030,122
Depomed Inc.[a,b]	472,580	8,908,133
Eli Lilly & Co.	719,987	60,255,712
Endo International PLC[a]	406,736	28,178,670
Horizon Pharma PLC[a]	627,954	12,446,048
Impax Laboratories Inc.[a,b]	357,328	12,581,519
Intra-Cellular Therapies Inc.[a,b]	317,131	12,697,925
Jazz Pharmaceuticals PLC[a]	156,138	20,736,688
Johnson & Johnson	1,011,573	94,430,339
Lannett Co. Inc.[a,b]	223,484	9,279,056
Mallinckrodt PLC[a]	302,866	19,365,252
Medicines Co. (The)[a,b]	363,096	13,783,124
Merck & Co. Inc.	1,437,575	71,001,829
Mylan NVa	702,867	28,297,425
Pacira Pharmaceuticals Inc./DEa,b	237,523	9,762,195
Perrigo Co. PLC	210,891	33,166,828
Pfizer Inc.	2,631,738	82,662,891
Phibro Animal Health Corp.	241,499	7,638,613
Prestige Brands Holdings Inc.[a,b]	315,460	14,246,174
Relypsa Inc.[a,b]	367,776	6,807,534
Sagent Pharmaceuticals Inc.[a,b]	387,260	5,936,696
Sucampo Pharmaceuticals Inc. Class Aa,b	314,110	6,241,366
Tetraphase Pharmaceuticals Inc.[a,b]	699,431	5,217,755
TherapeuticsMD Inc.[a,b]	1,475,030	8,643,676
Theravance Biopharma Inc.[a,b]	472,944	5,197,654

Security	Shares	Value
Theravance Inc.[b]	901,937	$6,475,908
Zoetis Inc.	769,337	31,681,298
ZS Pharma Inc.[a]	167,847	11,020,834

		778,836,548

TOTAL COMMON STOCKS
(Cost: $940,627,159)		889,005,336

SHORT-TERM INVESTMENTS — 16.88%

MONEY MARKET FUNDS — 16.88%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[c,d,e]	138,254,050	138,254,050
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%[c,d,e]	7,578,201	7,578,201
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[c,d]	4,282,578	4,282,578

		150,114,829

TOTAL SHORT-TERM INVESTMENTS
(Cost: $150,114,829)		150,114,829

TOTAL INVESTMENTS IN SECURITIES — 116.83%
(Cost: $1,090,741,988)		1,039,120,165
Other Assets, Less Liabilities — (16.83)%		(149,657,230)

NET ASSETS — 100.00%		$889,462,935

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

30	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® U.S. REAL ESTATE ETF

September 30, 2015

Security	Shares	Value
COMMON STOCKS — 99.39%

DIVERSIFIED REAL ESTATE ACTIVITIES — 0.36%
Alexander & Baldwin Inc.	228,757	$7,853,228
St. Joe Co. (The)[a,b]	346,461	6,627,799

		14,481,027
DIVERSIFIED REITS — 4.65%
Cousins Properties Inc.	1,025,593	9,455,968
Duke Realty Corp.	1,727,275	32,904,589
Lexington Realty Trust[b]	1,059,486	8,581,837
Liberty Property Trust[b]	749,758	23,624,875
NorthStar Realty Finance Corp.[b]	1,823,464	22,519,780
Spirit Realty Capital Inc.[b]	2,208,938	20,189,693
VEREIT Inc.[b]	4,528,692	34,961,502
Washington REIT[b]	339,484	8,463,336
WP Carey Inc.	485,414	28,061,783

		188,763,363
HEALTH CARE REITS — 9.90%
Care Capital Properties Inc.	427,997	14,093,941
HCP Inc.[b]	2,315,590	86,255,728
Healthcare Realty Trust Inc.[b]	500,675	12,441,774
Healthcare Trust of America Inc. Class Ab	635,891	15,585,689
Medical Properties Trust Inc.[b]	1,171,117	12,952,554
Omega Healthcare Investors Inc.[b]	809,162	28,442,044
Senior Housing Properties Trust[b]	1,187,931	19,244,482
Ventas Inc.	1,664,438	93,308,394
Welltower Inc.	1,761,574	119,293,791

		401,618,397
HOTEL & RESORT REITS — 5.05%
Apple Hospitality REIT Inc.[b]	780,280	14,489,800
DiamondRock Hospitality Co.	1,000,567	11,056,265
Hospitality Properties Trust[b]	758,007	19,389,819
Host Hotels & Resorts Inc.	3,759,347	59,435,276
LaSalle Hotel Properties[b]	566,107	16,071,778
Pebblebrook Hotel Trust[b]	358,276	12,700,884
RLJ Lodging Trust[b]	654,506	16,539,367
Ryman Hospitality Properties Inc.[b]	255,728	12,589,489
Strategic Hotels & Resorts Inc.[a]	1,378,582	19,010,646
Sunstone Hotel Investors Inc.[b]	1,044,736	13,821,857
Xenia Hotels & Resorts Inc.[b]	556,506	9,716,595

		204,821,776

Security	Shares	Value
INDUSTRIAL REITS — 3.10%
DCT Industrial Trust Inc.[b]	442,170	$14,883,442
EastGroup Properties Inc.[b]	159,660	8,650,379
Prologis Inc.[b]	2,623,706	102,062,163

		125,595,984
MORTGAGE REITS — 5.22%
American Capital Agency Corp.[b]	1,745,093	32,633,239
Annaly Capital Management Inc.	4,742,200	46,805,514
Blackstone Mortgage Trust Inc. Class A	464,954	12,758,338
Chimera Investment Corp.[b]	1,029,103	13,759,107
Colony Capital Inc.[b]	559,725	10,948,221
CYS Investments Inc.[b]	780,144	5,663,845
Hatteras Financial Corp.	480,027	7,272,409
Invesco Mortgage Capital Inc.[b]	613,140	7,504,834
MFA Financial Inc.[b]	1,846,980	12,577,934
New Residential Investment Corp.	1,153,391	15,109,422
Redwood Trust Inc.[b]	419,104	5,800,399
Starwood Property Trust Inc.[b]	1,193,501	24,490,641
Two Harbors Investment Corp.[b]	1,839,432	16,223,790

		211,547,693
OFFICE REITS — 10.69%
Alexandria Real Estate Equities Inc.[b]	361,706	30,625,647
BioMed Realty Trust Inc.	1,011,034	20,200,459
Boston Properties Inc.[b]	768,786	91,024,262
Brandywine Realty Trust	896,523	11,045,163
Columbia Property Trust Inc.[b]	626,153	14,526,750
Corporate Office Properties Trust	471,052	9,906,224
Douglas Emmett Inc.	695,368	19,970,969
Equity Commonwealth[a]	649,268	17,686,060
Highwoods Properties Inc.[b]	470,996	18,251,095
Kilroy Realty Corp.	461,301	30,058,373
Mack-Cali Realty Corp.	443,754	8,378,076
Paramount Group Inc.	838,061	14,079,425
Piedmont Office Realty Trust Inc. Class Ab	757,609	13,553,625
SL Green Realty Corp.[b]	498,532	53,921,221
Vornado Realty Trust[b]	886,931	80,196,301

		433,423,650

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. REAL ESTATE ETF

September 30, 2015

Security	Shares	Value
REAL ESTATE DEVELOPMENT — 0.50%
Howard Hughes Corp. (The)[a,b]	178,774	$20,512,529

		20,512,529
REAL ESTATE OPERATING COMPANIES — 0.52%
Forest City Enterprises Inc. Class Aa,b	1,040,592	20,947,117

		20,947,117
REAL ESTATE SERVICES — 2.62%
CBRE Group Inc. Class Aa	1,450,562	46,417,984
Jones Lang LaSalle Inc.	224,971	32,344,081
Realogy Holdings Corp.[a]	733,483	27,600,965

		106,363,030
RESIDENTIAL REITS — 14.21%
American Campus Communities Inc.	562,045	20,368,511
American Homes 4 Rent Class Ab	777,999	12,510,224
Apartment Investment & Management Co. Class A	781,762	28,940,829
AvalonBay Communities Inc.	665,312	116,309,844
Camden Property Trust[b]	434,500	32,109,550
Equity Lifestyle Properties Inc.[b]	400,529	23,458,983
Equity Residential[b]	1,822,708	136,921,825
Essex Property Trust Inc.[b]	329,084	73,523,947
Home Properties Inc.	290,436	21,710,091
Mid-America Apartment Communities Inc.[b]	377,082	30,871,703
Post Properties Inc.	273,296	15,930,424
Sun Communities Inc.[b]	269,110	18,234,894
UDR Inc.	1,311,087	45,206,280

		576,097,105
RETAIL REITS — 19.15%
Brixmor Property Group Inc.[b]	851,359	19,989,909
CBL & Associates Properties Inc.[b]	757,537	10,416,134
DDR Corp.[b]	1,521,779	23,404,961
Federal Realty Investment Trust[b]	345,950	47,204,877
General Growth Properties Inc.[b]	2,925,839	75,984,039
Kimco Realty Corp.[b]	2,067,527	50,509,684
Kite Realty Group Trust[b]	415,211	9,886,174
Macerich Co. (The)	673,463	51,735,428
National Retail Properties Inc.[b]	672,515	24,392,119
Realty Income Corp.[b]	1,175,435	55,703,865

Security	Shares	Value
Regency Centers Corp.[b]	471,003	$29,272,836
Retail Properties of America Inc. Class A	1,187,154	16,727,000
Simon Property Group Inc.	1,549,138	284,607,633
Tanger Factory Outlet Centers Inc.	479,745	15,817,193
Taubman Centers Inc.	304,647	21,045,015
Urban Edge Properties	482,234	10,411,432
Weingarten Realty Investors	570,561	18,891,275
WP GLIMCHER Inc.	923,629	10,769,514

		776,769,088
SPECIALIZED REITS — 23.42%
American Tower Corp.	2,119,186	186,445,984
Communications Sales & Leasing Inc./CSL Capital LLC[a,b]	600,520	10,749,308
Corrections Corp. of America[b]	586,132	17,314,339
Crown Castle International Corp.[b]	1,670,903	131,784,120
CubeSmart[b]	832,240	22,645,250
Digital Realty Trust Inc.[b]	679,580	44,390,166
DuPont Fabros Technology Inc.[b]	325,644	8,427,667
EPR Properties	289,313	14,919,871
Equinix Inc.[b]	285,074	77,939,232
Extra Space Storage Inc.[b]	614,771	47,435,730
Gaming and Leisure Properties Inc.[b]	458,621	13,621,044
GEO Group Inc. (The)[b]	372,205	11,069,377
Iron Mountain Inc.[b]	959,745	29,771,290
Lamar Advertising Co. Class A	409,876	21,387,330
Outfront Media Inc.[b]	691,709	14,387,547
Plum Creek Timber Co. Inc.[b]	874,217	34,540,314
Potlatch Corp.	202,310	5,824,505
Public Storage[b]	736,051	155,770,473
Rayonier Inc.[b]	630,517	13,915,510
Sovran Self Storage Inc.	179,373	16,914,874
Weyerhaeuser Co.	2,573,713	70,365,313

		949,619,244

TOTAL COMMON STOCKS
(Cost: $4,614,556,385)		4,030,560,003

32	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. REAL ESTATE ETF

September 30, 2015

Security	Shares	Value
SHORT-TERM INVESTMENTS — 10.14%

MONEY MARKET FUNDS — 10.14%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[c,d,e]	342,592,643	$342,592,643
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%[c,d,e]	18,778,734	18,778,734
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[c,d]	49,638,951	49,638,951

		411,010,328

TOTAL SHORT-TERM INVESTMENTS
(Cost: $411,010,328)		411,010,328

TOTAL INVESTMENTS IN SECURITIES — 109.53%
(Cost: $5,025,566,713)		4,441,570,331
Other Assets, Less Liabilities — (9.53)%		(386,472,032)

NET ASSETS — 100.00%		$4,055,098,299

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited)

iSHARES® U.S. REGIONAL BANKS ETF

September 30, 2015

Security	Shares	Value
COMMON STOCKS — 99.71%

DIVERSIFIED BANKS — 19.09%
Comerica Inc.	230,770	$9,484,647
U.S. Bancorp	2,146,869	88,043,098

		97,527,745
REGIONAL BANKS — 76.41%
Associated Banc-Corp.	194,835	3,501,185
BancorpSouth Inc.	113,016	2,686,390
Bank of Hawaii Corp.	56,424	3,582,360
BankUnited Inc.	134,128	4,795,076
BB&T Corp.	1,011,104	35,995,302
BOK Financial Corp.	27,656	1,789,620
Cathay General Bancorp	99,647	2,985,424
Citizens Financial Group Inc.	522,499	12,466,826
City National Corp.	62,910	5,539,855
Commerce Bancshares Inc.	104,111	4,743,297
Cullen/Frost Bankers Inc.	72,113	4,584,945
East West Bancorp Inc.	186,572	7,168,096
F.N.B. Corp.	227,349	2,944,170
Fifth Third Bancorp	1,041,776	19,699,984
First Financial Bankshares Inc.[a]	83,201	2,644,128
First Horizon National Corp.	303,535	4,304,126
First Niagara Financial Group Inc.	460,213	4,698,775
First Republic Bank/CA	184,319	11,569,704
FirstMerit Corp.	215,006	3,799,156
Fulton Financial Corp.	226,689	2,742,937
Glacier Bancorp Inc.	97,921	2,584,135
Hancock Holding Co.	101,257	2,739,002
Huntington Bancshares Inc./OH	1,041,554	11,040,472
IBERIABANK Corp.	43,491	2,531,611
International Bancshares Corp.	72,277	1,809,093
Investors Bancorp Inc.	465,447	5,743,616
KeyCorp	1,090,563	14,188,225
M&T Bank Corp.[a]	172,804	21,073,448
MB Financial Inc.	90,710	2,960,774
PacWest Bancorp	132,376	5,667,017
People’s United Financial Inc.	402,062	6,324,435
PNC Financial Services Group Inc. (The)[b]	666,107	59,416,744
Popular Inc.	134,243	4,058,166
PrivateBancorp Inc.	102,194	3,917,096
Prosperity Bancshares Inc.	85,396	4,193,798
Regions Financial Corp.	1,718,348	15,482,315
Signature Bank[c]	65,986	9,077,034

Security	Shares	Value
SunTrust Banks Inc.	671,877	$25,692,576
SVB Financial Group[c]	66,764	7,713,913
Synovus Financial Corp.	171,198	5,067,461
TCF Financial Corp.	219,338	3,325,164
Texas Capital Bancshares Inc.[c]	59,431	3,115,373
Trustmark Corp.	87,485	2,027,027
UMB Financial Corp.	54,352	2,761,625
Umpqua Holdings Corp.	285,803	4,658,589
United Bankshares Inc./WVa	83,881	3,186,639
Valley National Bancorp	301,859	2,970,293
Webster Financial Corp.	119,228	4,248,094
Wintrust Financial Corp.	62,559	3,342,527
Zions Bancorp.	264,807	7,292,785

		390,450,403
THRIFTS & MORTGAGE FINANCE — 4.21%
Capitol Federal Financial Inc.	165,188	2,002,078
Hudson City Bancorp Inc.	624,992	6,356,169
New York Community Bancorp Inc.	576,273	10,407,490
Washington Federal Inc.	121,904	2,773,316

		21,539,053

TOTAL COMMON STOCKS
(Cost: $525,139,019)		509,517,201

SHORT-TERM INVESTMENTS — 0.78%

MONEY MARKET FUNDS — 0.78%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[b,d,e]	1,356,568	1,356,568
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%[b,d,e]	74,358	74,358
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[b,d]	2,554,864	2,554,864

		3,985,790

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,985,790)		3,985,790

34	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. REGIONAL BANKS ETF

September 30, 2015

Value
TOTAL INVESTMENTS IN SECURITIES — 100.49%
(Cost: $529,124,809)	$513,502,991
Other Assets, Less Liabilities — (0.49)%	(2,492,468)

NET ASSETS — 100.00%	$511,010,523

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	Non-income earning security.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited)

iSHARES® U.S. TELECOMMUNICATIONS ETF

September 30, 2015

Security	Shares	Value
COMMON STOCKS — 99.78%

COMMUNICATIONS EQUIPMENT — 3.39%
Ruckus Wireless Inc.[a,b]	1,181,322	$14,034,106

		14,034,106
DIVERSIFIED TELECOMMUNICATION SERVICES — 66.50%
8x8 Inc.[a,b]	1,549,804	12,816,879
AT&T Inc.	1,456,835	47,463,684
Atlantic Tele-Network Inc.	171,299	12,664,135
CenturyLink Inc.	951,864	23,910,824
Cincinnati Bell Inc.[a,b]	3,640,936	11,359,720
Consolidated Communications Holdings Inc.	669,048	12,892,555
Frontier Communications Corp.[b]	3,823,570	18,161,957
General Communication Inc. Class Aa,b	659,069	11,375,531
Globalstar Inc.[a,b]	6,499,407	10,204,069
inContact Inc.[a,b]	1,494,921	11,226,857
Iridium Communications Inc.[a,b]	1,708,898	10,509,723
Level 3 Communications Inc.[a]	545,266	23,822,671
Verizon Communications Inc.	1,029,979	44,814,386
Vonage Holdings Corp.[a]	2,404,168	14,136,508
Windstream Holdings Inc.[b]	1,656,319	10,169,799

		275,529,298
WIRELESS TELECOMMUNICATION SERVICES — 29.89%
Leap Wireless International Inc.	692,354	1,744,732
NII Holdings Inc.[a]	1,467,108	9,550,873
SBA Communications Corp. Class Aa	221,324	23,181,476
Shenandoah Telecommunications Co.	326,664	13,984,486
Spok Holdings Inc.	634,855	10,449,713
Sprint Corp.[a,b]	3,766,311	14,462,634
T-Mobile U.S. Inc.[a,b]	601,493	23,945,437
Telephone & Data Systems Inc.	618,308	15,432,968
U.S. Cellular Corp.[a]	313,131	11,094,231

		123,846,550

TOTAL COMMON STOCKS
(Cost: $482,721,025)		413,409,954

Security	Shares	Value
SHORT-TERM INVESTMENTS — 11.84%

MONEY MARKET FUNDS — 11.84%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[c,d,e]	43,589,068	$43,589,068
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%[c,d,e]	2,389,274	2,389,274
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[c,d]	3,084,477	3,084,477

		49,062,819

TOTAL SHORT-TERM INVESTMENTS
(Cost: $49,062,819)		49,062,819

TOTAL INVESTMENTS IN SECURITIES — 111.62%
(Cost: $531,783,844)		462,472,773
Other Assets, Less Liabilities — (11.62)%		(48,145,147)

NET ASSETS — 100.00%		$414,327,626

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

36	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

September 30, 2015

	iShares U.S. Aerospace & Defense ETF	iShares U.S. Broker-Dealers ETF	iShares U.S. Healthcare Providers ETF

ASSETS
Investments, at cost:
Unaffiliated	$517,094,877	$289,195,827	$886,069,972
Affiliated (Note 2)	22,326,350	5,154,071	57,990,985

Total cost of investments	$539,421,227	$294,349,898	$944,060,957

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$490,396,321	$286,711,822	$879,261,339
Affiliated (Note 2)	22,326,350	5,154,071	57,990,985

Total fair value of investments	512,722,671	291,865,893	937,252,324
Cash	—	—	266
Receivables:
Dividends and interest	31,452	46,352	195,603
Capital shares sold	—	6,024	—

Total Assets	512,754,123	291,918,269	937,448,193

LIABILITIES
Payables:
Collateral for securities on loan (Note 1)	20,802,513	4,003,148	56,245,971
Capital shares redeemed	3,989	—	103,743
Distribution to shareholders	1,169,205	869,536	235,714
Investment advisory fees (Note 2)	184,675	109,398	335,076

Total Liabilities	22,160,382	4,982,082	56,920,504

NET ASSETS	$490,593,741	$286,936,187	$880,527,689

Net assets consist of:
Paid-in capital	$547,988,168	$362,631,325	$787,595,018
Undistributed (distributions in excess of) net investment income	(22,092)	20,932	113,132
Undistributed net realized gain (accumulated net realized loss)	(30,673,779)	(73,232,065)	99,628,172
Net unrealized depreciation	(26,698,556)	(2,484,005)	(6,808,633)

NET ASSETS	$490,593,741	$286,936,187	$880,527,689

Shares outstanding[b]	4,500,000	7,450,000	7,100,000

Net asset value per share	$109.02	$38.51	$124.02

[a]	Securities on loan with values of $20,229,338, $3,849,385 and $54,906,008, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	37

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2015

	iShares U.S. Home Construction ETF	iShares U.S. Insurance ETF	iShares U.S. Medical Devices ETF

ASSETS
Investments, at cost:
Unaffiliated	$2,203,930,175	$112,103,623	$680,697,911
Affiliated (Note 2)	127,249,979	1,764,784	45,723,552

Total cost of investments	$2,331,180,154	$113,868,407	$726,421,463

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$2,031,378,065	$123,751,953	$666,692,113
Affiliated (Note 2)	127,249,979	1,764,784	45,723,552

Total fair value of investments	2,158,628,044	125,516,737	712,415,665
Receivables:
Dividends and interest	1,252,844	173,076	1,050,456
Capital shares sold	6,622	16,372	—

Total Assets	2,159,887,510	125,706,185	713,466,121

LIABILITIES
Payables:
Collateral for securities on loan (Note 1)	124,398,490	1,079,777	43,860,321
Capital shares redeemed	69,230	—	21,699
Distribution to shareholders	1,660,482	547,308	1,365,326
Investment advisory fees (Note 2)	817,611	46,114	270,783

Total Liabilities	126,945,813	1,673,199	45,518,129

NET ASSETS	$2,032,941,697	$124,032,986	$667,947,992

Net assets consist of:
Paid-in capital	$2,348,693,833	$125,508,825	$662,082,343
Undistributed net investment income	32,498	56,162	265,048
Undistributed net realized gain (accumulated net realized loss)	(143,232,524)	(13,180,331)	19,606,399
Net unrealized appreciation (depreciation)	(172,552,110)	11,648,330	(14,005,798)

NET ASSETS	$2,032,941,697	$124,032,986	$667,947,992

Shares outstanding[b]	77,850,000	2,550,000	6,000,000

Net asset value per share	$26.11	$48.64	$111.32

[a]	Securities on loan with values of $119,595,842, $1,057,695 and $42,852,465, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

38	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2015

	iShares U.S. Oil & Gas Exploration & Production ETF	iShares U.S. Oil Equipment & Services ETF	iShares U.S. Pharmaceuticals ETF

ASSETS
Investments, at cost:
Unaffiliated	$588,720,483	$433,026,850	$940,627,159
Affiliated (Note 2)	25,415,903	34,923,830	150,114,829

Total cost of investments	$614,136,386	$467,950,680	$1,090,741,988

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$385,248,608	$255,853,770	$889,005,336
Affiliated (Note 2)	25,415,903	34,923,830	150,114,829

Total fair value of investments	410,664,511	290,777,600	1,039,120,165
Receivables:
Investment securities sold	—	—	5,097,224
Dividends and interest	77,001	563,159	1,211,677
Capital shares sold	10,639	—	—

Total Assets	410,752,151	291,340,759	1,045,429,066

LIABILITIES
Payables:
Collateral for securities on loan (Note 1)	22,995,574	33,286,897	145,832,251
Capital shares redeemed	10,639	—	4,238,290
Due to custodian	—	—	2,920,198
Distribution to shareholders	2,022,187	1,427,040	2,574,356
Investment advisory fees (Note 2)	147,858	100,747	401,036

Total Liabilities	25,176,258	34,814,684	155,966,131

NET ASSETS	$385,575,893	$256,526,075	$889,462,935

Net assets consist of:
Paid-in capital	$641,834,720	$576,638,395	$866,914,892
Undistributed (distributions in excess of) net investment income	(9,881)	41,825	229,931
Undistributed net realized gain (accumulated net realized loss)	(52,777,071)	(142,981,065)	73,939,935
Net unrealized depreciation	(203,471,875)	(177,173,080)	(51,621,823)

NET ASSETS	$385,575,893	$256,526,075	$889,462,935

Shares outstanding[b]	6,950,000	7,050,000	6,000,000

Net asset value per share	$55.48	$36.39	$148.24

[a]	Securities on loan with values of $21,973,977, $32,012,154 and $141,829,903, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	39

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2015

	iShares U.S. Real Estate ETF	iShares U.S. Regional Banks ETF	iShares U.S. Telecommunications ETF

ASSETS
Investments, at cost:
Unaffiliated	$4,614,556,385	$465,996,287	$482,721,025
Affiliated (Note 2)	411,010,328	63,128,522	49,062,819

Total cost of investments	$5,025,566,713	$529,124,809	$531,783,844

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$4,030,560,003	$450,100,457	$413,409,954
Affiliated (Note 2)	411,010,328	63,402,534	49,062,819

Total fair value of investments	4,441,570,331	513,502,991	462,472,773
Receivables:
Dividends and interest	16,929,295	1,170,152	391,131
Capital shares sold	5,742,480	—	43,378

Total Assets	4,464,242,106	514,673,143	462,907,282

LIABILITIES
Payables:
Investment securities purchased	7,156,348	—	—
Collateral for securities on loan (Note 1)	361,371,377	1,430,926	45,978,342
Capital shares redeemed	2,143,055	5,066	104,132
Distribution to shareholders	36,962,279	2,051,194	2,345,298
Investment advisory fees (Note 2)	1,510,748	175,434	151,884

Total Liabilities	409,143,807	3,662,620	48,579,656

NET ASSETS	$4,055,098,299	$511,010,523	$414,327,626

Net assets consist of:
Paid-in capital	$4,804,046,253	$540,867,243	$709,586,017
Undistributed (distributions in excess of) net investment income	(19,966,454)	790,423	(2,150,712)
Accumulated net realized loss	(144,985,118)	(15,025,325)	(223,796,608)
Net unrealized depreciation	(583,996,382)	(15,621,818)	(69,311,071)

NET ASSETS	$4,055,098,299	$511,010,523	$414,327,626

Shares outstanding[b]	57,150,000	15,150,000	15,350,000

Net asset value per share	$70.96	$33.73	$26.99

[a]	Securities on loan with values of $352,866,980, $1,401,489 and $43,944,193, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

40	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Period from May 1, 2015 to September 30, 2015

	iShares U.S. Aerospace & Defense ETF[a]	iShares U.S. Broker-Dealers ETF[a]	iShares U.S. Healthcare Providers ETF[a]

NET INVESTMENT INCOME
Dividends — unaffiliated	$3,200,093	$2,183,872	$2,403,275
Interest — affiliated (Note 2)	29	23	56
Securities lending income — affiliated — net (Note 2)	14,638	38,000	41,018

Total investment income	3,214,760	2,221,895	2,444,349

EXPENSES
Investment advisory fees (Note 2)	983,291	604,113	1,759,790

Total expenses	983,291	604,113	1,759,790

Net investment income	2,231,469	1,617,782	684,559

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	309,910	(10,474,475)	(6,331,371)
In-kind redemptions — unaffiliated	8,911,621	5,694,822	113,736,398

Net realized gain (loss)	9,221,531	(4,779,653)	107,405,027

Net change in unrealized appreciation/depreciation	(60,441,391)	(28,296,402)	(155,443,095)

Net realized and unrealized loss	(51,219,860)	(33,076,055)	(48,038,068)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(48,988,391)	$(31,458,273)	$(47,353,509)

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.

See notes to financial statements.

FINANCIAL STATEMENTS	41

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Period from May 1, 2015 to September 30, 2015

	iShares U.S. Home Construction ETF[a]	iShares U.S. Insurance ETF[a]	iShares U.S. Medical Devices ETF[a]

NET INVESTMENT INCOME
Dividends — unaffiliated[b]	$7,009,801	$1,165,745	$3,350,573
Interest — affiliated (Note 2)	114	9	65
Securities lending income — affiliated — net (Note 2)	296,979	739	28,496

Total investment income	7,306,894	1,166,493	3,379,134

EXPENSES
Investment advisory fees (Note 2)	3,990,692	232,485	1,412,731

Total expenses	3,990,692	232,485	1,412,731

Net investment income	3,316,202	934,008	1,966,403

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(17,323,119)	(299,848)	(5,857,482)
In-kind redemptions — unaffiliated	83,367,105	5,716,738	38,779,151

Net realized gain	66,043,986	5,416,890	32,921,669

Net change in unrealized appreciation/depreciation	(69,475,984)	(8,042,828)	(68,731,849)

Net realized and unrealized loss	(3,431,998)	(2,625,938)	(35,810,180)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(115,796)	$(1,691,930)	$(33,843,777)

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.
[b]	Net of foreign withholding tax of $ —, $848 and $ —, respectively.

See notes to financial statements.

42	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Period from May 1, 2015 to September 30, 2015

	iShares U.S. Oil & Gas Exploration & Production ETF[a]	iShares U.S. Oil Equipment & Services ETF[a]	iShares U.S. Pharmaceuticals ETF[a]

NET INVESTMENT INCOME
Dividends — unaffiliated[b]	$4,245,050	$2,939,303	$7,193,236
Interest — affiliated (Note 2)	24	29	108
Securities lending income — affiliated — net (Note 2)	285,824	484,535	484,081

Total investment income	4,530,898	3,423,867	7,677,425

EXPENSES
Investment advisory fees (Note 2)	846,634	588,178	2,167,471

Total expenses	846,634	588,178	2,167,471

Net investment income	3,684,264	2,835,689	5,509,954

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(20,334,843)	(23,098,977)	(20,174,845)
In-kind redemptions — unaffiliated	10,681,477	1,150,774	98,099,795

Net realized gain (loss)	(9,653,366)	(21,948,203)	77,924,950

Net change in unrealized appreciation/depreciation	(149,820,482)	(102,751,565)	(218,344,109)

Net realized and unrealized loss	(159,473,848)	(124,699,768)	(140,419,159)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(155,789,584)	$(121,864,079)	$(134,909,205)

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.
[b]	Net of foreign withholding tax of $ —, $8,037 and $ —, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	43

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Period from May 1, 2015 to September 30, 2015

	iShares U.S. Real Estate ETF[a]	iShares U.S. Regional Banks ETF[a]	iShares U.S. Telecommunications ETF[a]

NET INVESTMENT INCOME
Dividends — unaffiliated[b]	$59,075,736	$4,804,803	$4,354,365
Dividends — affiliated (Note 2)	—	287,887	230,036
Interest — affiliated (Note 2)	364	30	24
Securities lending income — affiliated — net (Note 2)	223,545	1,710	301,048

Total investment income	59,299,645	5,094,430	4,885,473

EXPENSES
Investment advisory fees (Note 2)	7,999,238	919,798	941,836

Total expenses	7,999,238	919,798	941,836

Net investment income	51,300,407	4,174,632	3,943,637

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(58,802,679)	(2,131,375)	(11,728,195)
Investments — affiliated (Note 2)	—	(48,775)	(620,858)
In-kind redemptions — unaffiliated	(47,628,239)	28,833,039	21,821,963
In-kind redemptions — affiliated (Note 2)	—	5,755,771	414,594

Net realized gain (loss)	(106,430,918)	32,408,660	9,887,504

Net change in unrealized appreciation/depreciation	(117,922,407)	(40,536,166)	(74,830,127)

Net realized and unrealized loss	(224,353,325)	(8,127,506)	(64,942,623)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(173,052,918)	$(3,952,874)	$(60,998,986)

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.
[b]	Net of foreign withholding tax of $ —, $2,027 and $ —, respectively.

See notes to financial statements.

44	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares U.S. Aerospace & Defense ETF		iShares U.S. Broker-Dealers ETF
	Period from May 1, 2015 to September 30, 2015 (Unaudited)[a]	Year ended April 30, 2015	Period from May 1, 2015 to September 30, 2015 (Unaudited)[a]	Year ended April 30, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$2,231,469	$5,345,156	$1,617,782	$2,716,332
Net realized gain (loss)	9,221,531	47,651,057	(4,779,653)	12,951,536
Net change in unrealized appreciation/depreciation	(60,441,391)	(15,134,285)	(28,296,402)	15,358,335

Net increase (decrease) in net assets resulting from operations	(48,988,391)	37,861,928	(31,458,273)	31,026,203

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,253,561)	(6,856,073)	(1,596,850)	(2,734,450)

Total distributions to shareholders	(2,253,561)	(6,856,073)	(1,596,850)	(2,734,450)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	46,662,067	343,869,449	64,947,317	140,196,867
Cost of shares redeemed	(51,528,249)	(213,733,543)	(42,177,611)	(97,829,729)

Net increase (decrease) in net assets from capital share transactions	(4,866,182)	130,135,906	22,769,706	42,367,138

INCREASE (DECREASE) IN NET ASSETS	(56,108,134)	161,141,761	(10,285,417)	70,658,891

NET ASSETS
Beginning of period	546,701,875	385,560,114	297,221,604	226,562,713

End of period	$490,593,741	$546,701,875	$286,936,187	$297,221,604

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(22,092)	$—	$20,932	$—

SHARES ISSUED AND REDEEMED
Shares sold	400,000	2,950,000	1,500,000	3,450,000
Shares redeemed	(450,000)	(1,950,000)	(1,050,000)	(2,500,000)

Net increase (decrease) in shares outstanding	(50,000)	1,000,000	450,000	950,000

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.

See notes to financial statements.

FINANCIAL STATEMENTS	45

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares U.S. Healthcare Providers ETF		iShares U.S. Home Construction ETF
	Period from May 1, 2015 to September 30, 2015 (Unaudited)[a]	Year ended April 30, 2015	Period from May 1, 2015 to September 30, 2015 (Unaudited)[a]	Year ended April 30, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$684,559	$1,104,018	$3,316,202	$6,371,678
Net realized gain	107,405,027	74,221,092	66,043,986	134,676,263
Net change in unrealized appreciation/depreciation	(155,443,095)	90,493,315	(69,475,984)	(11,818,843)

Net increase (decrease) in net assets resulting from operations	(47,353,509)	165,818,425	(115,796)	129,229,098

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(571,427)	(1,120,709)	(3,494,104)	(6,271,832)

Total distributions to shareholders	(571,427)	(1,120,709)	(3,494,104)	(6,271,832)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	422,643,533	454,450,875	1,013,723,633	2,644,194,999
Cost of shares redeemed	(317,182,909)	(222,875,640)	(988,626,661)	(2,305,735,334)

Net increase in net assets from capital share transactions	105,460,624	231,575,235	25,096,972	338,459,665

INCREASE IN NET ASSETS	57,535,688	396,272,951	21,487,072	461,416,931

NET ASSETS
Beginning of period	822,992,001	426,719,050	2,011,454,625	1,550,037,694

End of period	$880,527,689	$822,992,001	$2,032,941,697	$2,011,454,625

Undistributed net investment income included in net assets at end of period	$113,132	$—	$32,498	$210,400

SHARES ISSUED AND REDEEMED
Shares sold	3,050,000	3,900,000	36,700,000	104,750,000
Shares redeemed	(2,350,000)	(2,000,000)	(36,500,000)	(93,450,000)

Net increase in shares outstanding	700,000	1,900,000	200,000	11,300,000

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.

See notes to financial statements.

46	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares U.S. Insurance ETF		iShares U.S. Medical Devices ETF
	Period from May 1, 2015 to September 30, 2015 (Unaudited)[a]	Year ended April 30, 2015	Period from May 1, 2015 to September 30, 2015 (Unaudited)[a]	Year ended April 30, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$934,008	$2,061,667	$1,966,403	$5,085,685
Net realized gain	5,416,890	17,880,428	32,921,669	141,626,227
Net change in unrealized appreciation/depreciation	(8,042,828)	(10,002,636)	(68,731,849)	11,160,513

Net increase (decrease) in net assets resulting from operations	(1,691,930)	9,939,459	(33,843,777)	157,872,425

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(928,891)	(2,060,135)	(2,476,532)	(5,290,800)

Total distributions to shareholders	(928,891)	(2,060,135)	(2,476,532)	(5,290,800)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	26,065,545	11,911,267	158,383,115	446,141,726
Cost of shares redeemed	(19,557,938)	(52,317,438)	(219,638,864)	(541,453,983)

Net increase (decrease) in net assets from capital share transactions	6,507,607	(40,406,171)	(61,255,749)	(95,312,257)

INCREASE (DECREASE) IN NET ASSETS	3,886,786	(32,526,847)	(97,576,058)	57,269,368

NET ASSETS
Beginning of period	120,146,200	152,673,047	765,524,050	708,254,682

End of period	$124,032,986	$120,146,200	$667,947,992	$765,524,050

Undistributed net investment income included in net assets at end of period	$56,162	$51,045	$265,048	$775,177

SHARES ISSUED AND REDEEMED
Shares sold	500,000	250,000	1,300,000	4,000,000
Shares redeemed	(400,000)	(1,100,000)	(1,850,000)	(4,900,000)

Net increase (decrease) in shares outstanding	100,000	(850,000)	(550,000)	(900,000)

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.

See notes to financial statements.

FINANCIAL STATEMENTS	47

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares U.S. Oil & Gas Exploration & Production ETF		iShares U.S. Oil Equipment & Services ETF
	Period from May 1, 2015 to September 30, 2015 (Unaudited)[a]	Year ended April 30, 2015	Period from May 1, 2015 to September 30, 2015 (Unaudited)[a]	Year ended April 30, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$3,684,264	$6,223,224	$2,835,689	$7,207,758
Net realized gain (loss)	(9,653,366)	16,763,406	(21,948,203)	4,464,333
Net change in unrealized appreciation/depreciation	(149,820,482)	(89,928,140)	(102,751,565)	(137,149,486)

Net decrease in net assets resulting from operations	(155,789,584)	(66,941,510)	(121,864,079)	(125,477,395)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(3,783,639)	(6,133,730)	(2,820,675)	(7,180,947)

Total distributions to shareholders	(3,783,639)	(6,133,730)	(2,820,675)	(7,180,947)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	153,309,165	329,063,853	17,036,139	146,244,209
Cost of shares redeemed	(151,521,850)	(196,102,400)	(25,805,725)	(202,974,221)

Net increase (decrease) in net assets from capital share transactions	1,787,315	132,961,453	(8,769,586)	(56,730,012)

INCREASE (DECREASE) IN NET ASSETS	(157,785,908)	59,886,213	(133,454,340)	(189,388,354)

NET ASSETS
Beginning of period	543,361,801	483,475,588	389,980,415	579,368,769

End of period	$385,575,893	$543,361,801	$256,526,075	$389,980,415

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(9,881)	$89,494	$41,825	$26,811

SHARES ISSUED AND REDEEMED
Shares sold	2,250,000	4,000,000	400,000	2,550,000
Shares redeemed	(2,200,000)	(2,450,000)	(550,000)	(3,550,000)

Net increase (decrease) in shares outstanding	50,000	1,550,000	(150,000)	(1,000,000)

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.

See notes to financial statements.

48	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares U.S. Pharmaceuticals ETF		iShares U.S. Real Estate ETF
	Period from May 1, 2015 to September 30, 2015 (Unaudited)[a]	Year ended April 30, 2015	Period from May 1, 2015 to September 30, 2015 (Unaudited)[a]	Year ended April 30, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$5,509,954	$8,637,169	$51,300,407	$137,033,417
Net realized gain (loss)	77,924,950	183,385,642	(106,430,918)	777,665,156
Net change in unrealized appreciation/depreciation	(218,344,109)	28,961,795	(117,922,407)	(310,943,554)

Net increase (decrease) in net assets resulting from operations	(134,909,205)	220,984,606	(173,052,918)	603,755,019

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(5,153,438)	(8,914,234)	(71,266,861)	(177,990,317)
From net realized gain	—	(970,287)	—	(10,391,973)

Total distributions to shareholders	(5,153,438)	(9,884,521)	(71,266,861)	(188,382,290)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	165,641,306	720,640,703	9,335,113,747	25,380,070,070
Cost of shares redeemed	(304,066,584)	(429,759,297)	(9,973,190,965)	(25,405,340,051)

Net increase (decrease) in net assets from capital share transactions	(138,425,278)	290,881,406	(638,077,218)	(25,269,981)

INCREASE (DECREASE) IN NET ASSETS	(278,487,921)	501,981,491	(882,396,997)	390,102,748

NET ASSETS
Beginning of period	1,167,950,856	665,969,365	4,937,495,296	4,547,392,548

End of period	$889,462,935	$1,167,950,856	$4,055,098,299	$4,937,495,296

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$229,931	$(126,585)	$(19,966,454)	$—

SHARES ISSUED AND REDEEMED
Shares sold	950,000	4,600,000	127,050,000	338,000,000
Shares redeemed	(1,900,000)	(2,800,000)	(135,350,000)	(337,750,000)

Net increase (decrease) in shares outstanding	(950,000)	1,800,000	(8,300,000)	250,000

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.

See notes to financial statements.

FINANCIAL STATEMENTS	49

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares U.S. Regional Banks ETF		iShares U.S. Telecommunications ETF
	Period from May 1, 2015 to September 30, 2015 (Unaudited)[a]	Year ended April 30, 2015	Period from May 1, 2015 to September 30, 2015 (Unaudited)[a]	Year ended April 30, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$4,174,632	$9,571,407	$3,943,637	$12,450,400
Net realized gain	32,408,660	40,815,029	9,887,504	7,234,883
Net change in unrealized appreciation/depreciation	(40,536,166)	(8,024,532)	(74,830,127)	13,821,071

Net increase (decrease) in net assets resulting from operations	(3,952,874)	42,361,904	(60,998,986)	33,506,354

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(4,612,193)	(9,315,181)	(6,100,834)	(12,667,567)

Total distributions to shareholders	(4,612,193)	(9,315,181)	(6,100,834)	(12,667,567)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	225,658,726	337,015,422	117,915,857	458,134,593
Cost of shares redeemed	(250,072,800)	(284,987,697)	(349,868,826)	(364,031,939)

Net increase (decrease) in net assets from capital share transactions	(24,414,074)	52,027,725	(231,952,969)	94,102,654

INCREASE (DECREASE) IN NET ASSETS	(32,979,141)	85,074,448	(299,052,789)	114,941,441

NET ASSETS
Beginning of period	543,989,664	458,915,216	713,380,415	598,438,974

End of period	$511,010,523	$543,989,664	$414,327,626	$713,380,415

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$790,423	$1,227,984	$(2,150,712)	$6,485

SHARES ISSUED AND REDEEMED
Shares sold	6,400,000	10,150,000	4,050,000	15,050,000
Shares redeemed	(6,850,000)	(8,450,000)	(11,900,000)	(12,250,000)

Net increase (decrease) in shares outstanding	(450,000)	1,700,000	(7,850,000)	2,800,000

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.

See notes to financial statements.

50	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Aerospace & Defense ETF
	Period from May 1, 2015 to Sep. 30, 2015 (Unaudited)[a]	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011
Net asset value, beginning of period	$120.15	$108.61	$75.74	$66.92	$64.81	$58.96

Income from investment operations:
Net investment income[b]	0.49	1.46	1.04	1.38	0.68	0.54
Net realized and unrealized gain (loss)[c]	(11.12)	11.76	33.00	8.89	2.14	5.90

Total from investment operations	(10.63)	13.22	34.04	10.27	2.82	6.44

Less distributions from:
Net investment income	(0.50)	(1.68)	(1.17)	(1.45)	(0.71)	(0.59)

Total distributions	(0.50)	(1.68)	(1.17)	(1.45)	(0.71)	(0.59)

Net asset value, end of period	$109.02	$120.15	$108.61	$75.74	$66.92	$64.81

Total return	(8.87)%[d]	12.28%	45.17%	15.63%	4.45%	11.08%

Ratios/Supplemental data:
Net assets, end of period (000s)	$490,594	$546,702	$385,560	$83,316	$107,074	$145,828
Ratio of expenses to average net assets[e]	0.44%	0.43%	0.44%	0.46%	0.47%	0.47%
Ratio of net investment income to average net assets[e]	1.00%	1.29%	1.04%	2.07%	1.09%	0.97%
Portfolio turnover rate[f]	9%	15%	15%	26%	16%	10%

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	51

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Broker-Dealers ETF
	Period from May 1, 2015 to Sep. 30, 2015 (Unaudited)[a]	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011
Net asset value, beginning of period	$42.46	$37.45	$27.62	$23.57	$29.91	$29.32

Income from investment operations:
Net investment income[b]	0.21	0.46	0.46	0.48	0.23	0.40
Net realized and unrealized gain (loss)[c]	(3.95)	5.02	9.83	4.25	(6.26)	0.66

Total from investment operations	(3.74)	5.48	10.29	4.73	(6.03)	1.06

Less distributions from:
Net investment income	(0.21)	(0.47)	(0.46)	(0.53)	(0.23)	(0.43)
Return of capital	—	—	—	(0.15)	(0.08)	(0.04)

Total distributions	(0.21)	(0.47)	(0.46)	(0.68)	(0.31)	(0.47)

Net asset value, end of period	$38.51	$42.46	$37.45	$27.62	$23.57	$29.91

Total return	(8.84)%[d]	14.68%	37.35%	20.66%	(20.14)%	3.71%

Ratios/Supplemental data:
Net assets, end of period (000s)	$286,936	$297,222	$226,563	$92,518	$54,220	$128,593
Ratio of expenses to average net assets[e]	0.44%	0.43%	0.45%	0.46%	0.47%	0.47%
Ratio of net investment income to average net assets[e]	1.18%	1.14%	1.32%	1.99%	0.96%	1.43%
Portfolio turnover rate[f]	16%	19%	36%	39%	20%	32%

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

52	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Healthcare Providers ETF
	Period from May 1, 2015 to Sep. 30, 2015 (Unaudited)[a]	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011
Net asset value, beginning of period	$128.59	$94.83	$78.64	$64.11	$65.20	$50.10

Income from investment operations:
Net investment income[b]	0.10	0.21	0.18	0.50	0.20	0.01
Net realized and unrealized gain (loss)[c]	(4.59)	33.76	16.23	14.56	(1.08)	15.19

Total from investment operations	(4.49)	33.97	16.41	15.06	(0.88)	15.20

Less distributions from:
Net investment income	(0.08)	(0.21)	(0.22)	(0.53)	(0.21)	(0.10)

Total distributions	(0.08)	(0.21)	(0.22)	(0.53)	(0.21)	(0.10)

Net asset value, end of period	$124.02	$128.59	$94.83	$78.64	$64.11	$65.20

Total return	(3.50)%[d]	35.85%	20.89%	23.60%	(1.35)%	30.41%

Ratios/Supplemental data:
Net assets, end of period (000s)	$880,528	$822,992	$426,719	$275,227	$285,293	$260,817
Ratio of expenses to average net assets[e]	0.44%	0.43%	0.45%	0.46%	0.47%	0.47%
Ratio of net investment income to average net assets[e]	0.17%	0.18%	0.20%	0.73%	0.33%	0.03%
Portfolio turnover rate[f]	9%	12%	14%	18%	23%	13%

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	53

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Home Construction ETF
	Period from May 1, 2015 to Sep. 30, 2015 (Unaudited)[a]	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011
Net asset value, beginning of period	$25.90	$23.36	$24.25	$15.47	$13.52	$15.20

Income from investment operations:
Net investment income[b]	0.04	0.09	0.04	0.12	0.09	0.09
Net realized and unrealized gain (loss)[c]	0.21	2.54	(0.89)	8.78	1.95	(1.69)

Total from investment operations	0.25	2.63	(0.85)	8.90	2.04	(1.60)

Less distributions from:
Net investment income	(0.04)	(0.09)	(0.04)	(0.12)	(0.09)	(0.08)

Total distributions	(0.04)	(0.09)	(0.04)	(0.12)	(0.09)	(0.08)

Net asset value, end of period	$26.11	$25.90	$23.36	$24.25	$15.47	$13.52

Total return	0.97%[d]	11.28%	(3.49)%	57.69%	15.34%	(10.49)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,032,942	$2,011,455	$1,550,038	$2,319,798	$679,965	$501,567
Ratio of expenses to average net assets[e]	0.44%	0.43%	0.45%	0.46%	0.47%	0.47%
Ratio of net investment income to average net assets[e]	0.36%	0.38%	0.17%	0.57%	0.74%	0.69%
Portfolio turnover rate[f]	8%	13%	23%	17%	10%	22%

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

54	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Insurance ETF
	Period from May 1, 2015 to Sep. 30, 2015 (Unaudited)[a]	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011
Net asset value, beginning of period	$49.04	$46.26	$38.98	$32.02	$33.54	$30.51

Income from investment operations:
Net investment income[b]	0.37	0.75	0.64	0.61	0.52	0.51
Net realized and unrealized gain (loss)[c]	(0.39)	2.79	7.28	6.96	(1.52)	3.09

Total from investment operations	(0.02)	3.54	7.92	7.57	(1.00)	3.60

Less distributions from:
Net investment income	(0.38)	(0.76)	(0.64)	(0.61)	(0.52)	(0.57)

Total distributions	(0.38)	(0.76)	(0.64)	(0.61)	(0.52)	(0.57)

Net asset value, end of period	$48.64	$49.04	$46.26	$38.98	$32.02	$33.54

Total return	(0.06)%[d]	7.67%	20.39%	23.96%	(2.78)%	11.98%

Ratios/Supplemental data:
Net assets, end of period (000s)	$124,033	$120,146	$152,673	$109,158	$70,438	$85,520
Ratio of expenses to average net assets[e]	0.44%	0.43%	0.45%	0.46%	0.47%	0.47%
Ratio of net investment income to average net assets[e]	1.76%	1.57%	1.45%	1.82%	1.77%	1.68%
Portfolio turnover rate[f]	4%	12%	6%	18%	11%	15%

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	55

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Medical Devices ETF
	Period from May 1, 2015 to Sep. 30, 2015 (Unaudited)[a]	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011
Net asset value, beginning of period	$116.87	$95.07	$75.70	$67.13	$68.61	$59.90

Income from investment operations:
Net investment income[b]	0.31	0.73	0.52	0.34	0.18	0.09
Net realized and unrealized gain (loss)[c]	(5.45)	21.79	19.25	8.63	(1.48)	8.66

Total from investment operations	(5.14)	22.52	19.77	8.97	(1.30)	8.75

Less distributions from:
Net investment income	(0.41)	(0.72)	(0.40)	(0.40)	(0.18)	(0.04)

Total distributions	(0.41)	(0.72)	(0.40)	(0.40)	(0.18)	(0.04)

Net asset value, end of period	$111.32	$116.87	$95.07	$75.70	$67.13	$68.61

Total return	(4.41)%[d]	23.75%	26.15%	13.43%	(1.86)%	14.61%

Ratios/Supplemental data:
Net assets, end of period (000s)	$667,948	$765,524	$708,255	$336,845	$332,287	$493,959
Ratio of expenses to average net assets[e]	0.44%	0.43%	0.45%	0.46%	0.47%	0.47%
Ratio of net investment income to average net assets[e]	0.61%	0.67%	0.59%	0.50%	0.29%	0.15%
Portfolio turnover rate[f]	11%	19%	44%	9%	20%	33%

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

56	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Oil & Gas Exploration & Production ETF
	Period from May 1, 2015 to Sep. 30, 2015 (Unaudited)[a]	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011
Net asset value, beginning of period	$78.75	$90.37	$70.90	$64.57	$74.76	$56.64

Income from investment operations:
Net investment income[b]	0.53	1.00	0.78	0.56	0.31	0.28
Net realized and unrealized gain (loss)[c]	(23.24)	(11.65)	19.46	6.33	(10.17)	18.13

Total from investment operations	(22.71)	(10.65)	20.24	6.89	(9.86)	18.41

Less distributions from:
Net investment income	(0.56)	(0.97)	(0.77)	(0.56)	(0.33)	(0.29)

Total distributions	(0.56)	(0.97)	(0.77)	(0.56)	(0.33)	(0.29)

Net asset value, end of period	$55.48	$78.75	$90.37	$70.90	$64.57	$74.76

Total return	(28.92)%[d]	(11.80)%	28.72%	10.76%	(13.17)%	32.61%

Ratios/Supplemental data:
Net assets, end of period (000s)	$385,576	$543,362	$483,476	$319,062	$377,714	$590,617
Ratio of expenses to average net assets[e]	0.44%	0.43%	0.45%	0.46%	0.47%	0.47%
Ratio of net investment income to average net assets[e]	1.91%	1.21%	0.98%	0.87%	0.48%	0.47%
Portfolio turnover rate[f]	7%	7%	32%	13%	13%	21%

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	57

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Oil Equipment & Services ETF
	Period from May 1, 2015 to Sep. 30, 2015 (Unaudited)[a]	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011
Net asset value, beginning of period	$54.16	$70.65	$56.48	$53.56	$67.03	$47.17

Income from investment operations:
Net investment income[b]	0.40	0.93	0.55	0.32	0.19	0.22
Net realized and unrealized gain (loss)[c]	(17.77)	(16.48)	14.20	2.95	(13.47)	19.89

Total from investment operations	(17.37)	(15.55)	14.75	3.27	(13.28)	20.11

Less distributions from:
Net investment income	(0.40)	(0.94)	(0.58)	(0.35)	(0.19)	(0.25)

Total distributions	(0.40)	(0.94)	(0.58)	(0.35)	(0.19)	(0.25)

Net asset value, end of period	$36.39	$54.16	$70.65	$56.48	$53.56	$67.03

Total return	(32.17)%[d]	(22.07)%	26.25%	6.16%	(19.80)%	42.81%

Ratios/Supplemental data:
Net assets, end of period (000s)	$256,526	$389,980	$579,369	$367,121	$452,611	$713,851
Ratio of expenses to average net assets[e]	0.44%	0.43%	0.45%	0.46%	0.47%	0.47%
Ratio of net investment income to average net assets[e]	2.11%	1.52%	0.87%	0.62%	0.34%	0.43%
Portfolio turnover rate[f]	14%	14%	15%	17%	13%	30%

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

58	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Pharmaceuticals ETF
	Period from May 1, 2015 to Sep. 30, 2015 (Unaudited)[a]	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011
Net asset value, beginning of period	$168.05	$129.31	$99.11	$83.94	$71.96	$58.90

Income from investment operations:
Net investment income[b]	0.81	1.53	1.23	1.65	1.03	0.90
Net realized and unrealized gain (loss)[c]	(19.85)	39.00	30.20	15.19	11.95	13.07

Total from investment operations	(19.04)	40.53	31.43	16.84	12.98	13.97

Less distributions from:
Net investment income	(0.77)	(1.61)	(1.23)	(1.67)	(1.00)	(0.91)
Net realized gain	—	(0.18)	—	—	—	—

Total distributions	(0.77)	(1.79)	(1.23)	(1.67)	(1.00)	(0.91)

Net asset value, end of period	$148.24	$168.05	$129.31	$99.11	$83.94	$71.96

Total return	(11.38)%[d]	31.58%	31.92%	20.32%	18.23%	23.99%

Ratios/Supplemental data:
Net assets, end of period (000s)	$889,463	$1,167,951	$665,969	$465,822	$373,531	$194,288
Ratio of expenses to average net assets[e]	0.44%	0.43%	0.45%	0.46%	0.47%	0.47%
Ratio of net investment income to average net assets[e]	1.12%	1.03%	1.09%	1.86%	1.38%	1.47%
Portfolio turnover rate[f]	16%	37%	31%	24%	18%	25%

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	59

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Real Estate ETF
	Period from May 1, 2015 to Sep. 30, 2015 (Unaudited)[a]	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011
Net asset value, beginning of period	$75.44	$69.75	$73.45	$63.90	$62.15	$52.92

Income from investment operations:
Net investment income[b]	0.87	1.92	2.03	2.07	1.81	1.54
Net realized and unrealized gain (loss)[c]	(4.03)	6.47	(3.16)	9.93	2.15	9.68

Total from investment operations	(3.16)	8.39	(1.13)	12.00	3.96	11.22

Less distributions from:
Net investment income	(1.32)	(2.55)	(2.49)	(2.45)	(2.21)	(1.99)
Net realized gain	—	(0.15)	(0.08)	—	—	—

Total distributions	(1.32)	(2.70)	(2.57)	(2.45)	(2.21)	(1.99)

Net asset value, end of period	$70.96	$75.44	$69.75	$73.45	$63.90	$62.15

Total return	(4.20)%[d]	12.14%	(1.23)%	19.35%	6.84%	21.88%

Ratios/Supplemental data:
Net assets, end of period (000s)	$4,055,098	$4,937,495	$4,547,393	$5,769,209	$3,926,945	$3,598,770
Ratio of expenses to average net assets[e]	0.44%	0.43%	0.45%	0.46%	0.47%	0.47%
Ratio of net investment income to average net assets[e]	2.81%	2.55%	3.04%	3.16%	3.11%	2.83%
Portfolio turnover rate[f]	7%	21%	27%	16%	14%	17%

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

60	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Regional Banks ETF
	Period from May 1, 2015 to Sep. 30, 2015 (Unaudited)[a]	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011
Net asset value, beginning of period	$34.87	$33.02	$26.81	$24.82	$24.34	$26.33

Income from investment operations:
Net investment income[b]	0.30	0.61	0.55	0.53	0.42	0.30
Net realized and unrealized gain (loss)[c]	(1.10)	1.84	6.19	1.95	0.48	(2.01)

Total from investment operations	(0.80)	2.45	6.74	2.48	0.90	(1.71)

Less distributions from:
Net investment income	(0.34)	(0.60)	(0.53)	(0.49)	(0.42)	(0.28)

Total distributions	(0.34)	(0.60)	(0.53)	(0.49)	(0.42)	(0.28)

Net asset value, end of period	$33.73	$34.87	$33.02	$26.81	$24.82	$24.34

Total return	(2.36)%[d]	7.44%	25.24%	10.17%	4.03%	(6.42)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$511,011	$543,990	$458,915	$349,824	$143,941	$144,820
Ratio of expenses to average net assets[e]	0.44%	0.43%	0.45%	0.46%	0.47%	0.47%
Ratio of net investment income to average net assets[e]	1.99%	1.80%	1.75%	2.09%	1.91%	1.27%
Portfolio turnover rate[f]	7%	5%	9%	8%	7%	11%

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	61

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Telecommunications ETF
	Period from May 1, 2015 to Sep. 30, 2015 (Unaudited)[a]	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011
Net asset value, beginning of period	$30.75	$29.34	$26.77	$21.91	$24.53	$20.37

Income from investment operations:
Net investment income[b]	0.23	0.64	0.71	0.63	0.63	0.58
Net realized and unrealized gain (loss)[c]	(3.62)	1.43	2.66	4.89	(2.66)	4.30

Total from investment operations	(3.39)	2.07	3.37	5.52	(2.03)	4.88

Less distributions from:
Net investment income	(0.37)	(0.66)	(0.80)	(0.66)	(0.59)	(0.72)

Total distributions	(0.37)	(0.66)	(0.80)	(0.66)	(0.59)	(0.72)

Net asset value, end of period	$26.99	$30.75	$29.34	$26.77	$21.91	$24.53

Total return	(11.11)%[d]	7.15%	12.81%	25.59%	(8.20)%	24.48%

Ratios/Supplemental data:
Net assets, end of period (000s)	$414,328	$713,380	$598,439	$547,534	$470,032	$686,835
Ratio of expenses to average net assets[e]	0.44%	0.43%	0.45%	0.46%	0.47%	0.47%
Ratio of net investment income to average net assets[e]	1.84%	2.14%	2.54%	2.63%	2.81%	2.65%
Portfolio turnover rate[f]	14%	49%	53%	40%	25%	29%

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

62	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF [a]	Diversification Classification
U.S. Aerospace & Defense	Non-diversified
U.S. Broker-Dealers	Non-diversified
U.S. Healthcare Providers	Non-diversified
U.S. Home Construction	Non-diversified
U.S. Insurance	Non-diversified
U.S. Medical Devices	Non-diversified

iShares ETF [a]	Diversification Classification
U.S. Oil & Gas Exploration & Production	Non-diversified
U.S. Oil Equipment & Services	Non-diversified
U.S. Pharmaceuticals	Non-diversified
U.S. Real Estate ETF	Diversified
U.S. Regional Banks	Non-diversified
U.S. Telecommunications ETF	Non-diversified

[a]	The Funds’ fiscal year-end was changed from April 30 to March 31.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant

NOTES TO FINANCIAL STATEMENTS	63

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

64	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of September 30, 2015. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF	Level 1	Level 2	Level 3	Total
U.S. Aerospace & Defense
Investments:
Assets:
Common Stocks	$490,396,321	$—	$—	$490,396,321
Money Market Funds	22,326,350	—	—	22,326,350

Total	$512,722,671	$—	$—	$512,722,671

U.S. Broker-Dealers
Investments:
Assets:
Common Stocks	$286,711,822	$—	$—	$286,711,822
Money Market Funds	5,154,071	—	—	5,154,071

Total	$291,865,893	$—	$—	$291,865,893

U.S. Healthcare Providers
Investments:
Assets:
Common Stocks	$879,261,339	$—	$—	$879,261,339
Money Market Funds	57,990,985	—	—	57,990,985

Total	$937,252,324	$—	$—	$937,252,324

U.S. Home Construction
Investments:
Assets:
Common Stocks	$2,031,378,065	$—	$—	$2,031,378,065
Money Market Funds	127,249,979	—	—	127,249,979

Total	$2,158,628,044	$—	$—	$2,158,628,044

U.S. Insurance
Investments:
Assets:
Common Stocks	$123,751,953	$—	$—	$123,751,953
Money Market Funds	1,764,784	—	—	1,764,784

Total	$125,516,737	$—	$—	$125,516,737

U.S. Medical Devices
Investments:
Assets:
Common Stocks	$666,692,113	$—	$—	$666,692,113
Money Market Funds	45,723,552	—	—	45,723,552

Total	$712,415,665	$—	$—	$712,415,665

NOTES TO FINANCIAL STATEMENTS	65

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF	Level 1	Level 2		Level 3	Total
U.S. Oil & Gas Exploration & Production
Investments:
Assets:
Common Stocks	$385,248,608	$—		$—	$385,248,608
Warrants	—	0	[a]	—	0	[a]
Money Market Funds	25,415,903	—		—	25,415,903

Total	$410,664,511	$0	[a]	$—	$410,664,511

U.S. Oil Equipment & Services
Investments:
Assets:
Common Stocks	$255,853,770	$—		$—	$255,853,770
Money Market Funds	34,923,830	—		—	34,923,830

Total	$290,777,600	$—		$—	$290,777,600

U.S. Pharmaceuticals
Investments:
Assets:
Common Stocks	$889,005,336	$—		$—	$889,005,336
Money Market Funds	150,114,829	—		—	150,114,829

Total	$1,039,120,165	$—		$—	$1,039,120,165

U.S. Real Estate
Investments:
Assets:
Common Stocks	$4,030,560,003	$—		$—	$4,030,560,003
Money Market Funds	411,010,328	—		—	411,010,328

Total	$4,441,570,331	$—		$—	$4,441,570,331

U.S. Regional Banks
Investments:
Assets:
Common Stocks	$509,517,201	$—		$—	$509,517,201
Money Market Funds	3,985,790	—		—	3,985,790

Total	$513,502,991	$—		$—	$513,502,991

U.S. Telecommunications
Investments:
Assets:
Common Stocks	$411,665,222	$1,744,732		$—	$413,409,954
Money Market Funds	49,062,819	—		—	49,062,819

Total	$460,728,041	$1,744,732		$—	$462,472,773

[a]	Rounds to less than $1.

66	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of September 30, 2015 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of September 30, 2015, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of September 30, 2015 and the total value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or

NOTES TO FINANCIAL STATEMENTS	67

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of September 30, 2015:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
U.S. Aerospace & Defense
BNP Paribas Prime Brokerage Inc.	$333,714	$333,714	$—
Citigroup Global Markets Inc.	5,060	5,060	—
Credit Suisse Securities (USA) LLC	643,486	643,486	—
Deutsche Bank Securities Inc.	3,570,357	3,570,357	—
Goldman Sachs & Co.	4,470,859	4,470,859	—
HSBC Bank PLC	163,554	163,554	—
JPMorgan Clearing Corp.	4,196,948	4,196,948	—
Merrill Lynch, Pierce, Fenner & Smith	703,859	703,859	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	2,761,212	2,761,212	—
State Street Bank & Trust Company	3,259,441	3,259,441	—
UBS Securities LLC	120,848	120,848	—

	$20,229,338	$20,229,338	$—

U.S. Broker-Dealers
Citigroup Global Markets Inc.	$97,078	$97,078	$—
Goldman Sachs & Co.	2,062,376	2,062,376	—
JPMorgan Clearing Corp.	932,146	932,146	—
Merrill Lynch, Pierce, Fenner & Smith	757,540	757,540	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	245	245	—

	$3,849,385	$3,849,385	$—

U.S. Healthcare Providers
Barclays Capital Inc.	$333,600	$333,600	$—
Citigroup Global Markets Inc.	2,546,877	2,546,877	—
Credit Suisse Securities (USA) LLC	907,599	907,599	—
Deutsche Bank Securities Inc.	2,867,676	2,867,676	—
Goldman Sachs & Co.	3,913,619	3,913,619	—
JPMorgan Clearing Corp.	12,114,826	12,114,826	—
Merrill Lynch, Pierce, Fenner & Smith	15,466,166	15,466,166	—
Mizuho Securities USA Inc.	493,728	493,728	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	9,489,619	9,489,619	—
National Financial Services LLC	1,939,977	1,939,977	—
Nomura Securities International Inc.	451,984	451,984	—
State Street Bank & Trust Company	1,291,890	1,291,890	—
UBS Securities LLC	2,353,932	2,353,932	—
Wells Fargo Bank National Association	92,191	92,191
Wells Fargo Securities LLC	642,324	642,324	—

	$54,906,008	$54,906,008	$—

68	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
U.S. Home Construction
Barclays Capital Inc.	$1,349,631	$1,349,631	$—
BNP Paribas Prime Brokerage Inc.	142,905	142,905	—
Citigroup Global Markets Inc.	3,001,260	3,001,260	—
Credit Suisse Securities (USA) LLC	4,231,278	4,231,278	—
Deutsche Bank Securities Inc.	11,628,292	11,628,292	—
Goldman Sachs & Co.	28,773,523	28,773,523	—
HSBC Bank PLC	935,220	935,220	—
Jefferies LLC	332,746	332,746	—
JPMorgan Clearing Corp.	35,145,139	35,145,139	—
Merrill Lynch, Pierce, Fenner & Smith	5,022,566	5,022,566	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	6,894,611	6,894,611	—
National Financial Services LLC	359,800	359,800	—
Nomura Securities International Inc.	287,885	287,885	—
State Street Bank & Trust Company	9,396,773	9,396,773	—
UBS Securities LLC	12,094,213	12,094,213	—

	$119,595,842	$119,595,842	$—

U.S. Insurance
Citigroup Global Markets Inc.	$725,176	$725,176	$—
JPMorgan Clearing Corp.	12,030	12,030	—
UBS Securities LLC	175,122	175,122	—
Wells Fargo Securities LLC	145,367	145,367	—

	$1,057,695	$1,057,695	$—

U.S. Medical Devices
Barclays Capital Inc.	$141,461	$141,461	$—
BNP Paribas Prime Brokerage Inc.	87,375	87,375	—
Citigroup Global Markets Inc.	2,015,419	2,015,419	—
Credit Suisse Securities (USA) LLC	381,635	381,635	—
Deutsche Bank Securities Inc.	5,117,757	5,117,757	—
Goldman Sachs & Co.	19,680,010	19,680,010	—
HSBC Bank PLC	607,484	607,484	—
Jefferies LLC	7,017	7,017	—
JPMorgan Clearing Corp.	6,767,512	6,767,512	—
Merrill Lynch, Pierce, Fenner & Smith	1,160,969	1,160,969	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	1,366,317	1,366,317	—
National Financial Services LLC	2,694,778	2,694,778	—
State Street Bank & Trust Company	1,288,625	1,288,625	—
UBS Securities LLC	1,536,106	1,536,106	—

	$42,852,465	$42,852,465	$—

NOTES TO FINANCIAL STATEMENTS	69

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
U.S. Oil & Gas Exploration & Production
BNP Paribas Prime Brokerage Inc.	$1,689,347	$1,689,347	$—
Citigroup Global Markets Inc.	2,267,982	2,267,982	—
Credit Suisse Securities (USA) LLC	911,730	911,730	—
Deutsche Bank Securities Inc.	3,698,935	3,698,935	—
HSBC Bank PLC	88,041	88,041	—
JPMorgan Clearing Corp.	5,309,859	5,309,859	—
Merrill Lynch, Pierce, Fenner & Smith	838,210	838,210	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	6,826,283	6,826,283	—
UBS Securities LLC	335,747	335,747	—
Wells Fargo Securities LLC	7,843	7,843	—

	$21,973,977	$21,973,977	$—

U.S. Oil Equipment & Services
Barclays Capital Inc.	$494,435	$494,435	$—
BNP Paribas Prime Brokerage Inc.	289,157	289,157	—
Citigroup Global Markets Inc.	135,911	135,911	—
Credit Suisse Securities (USA) LLC	887,047	887,047	—
Deutsche Bank Securities Inc.	561,433	561,433	—
Goldman Sachs & Co.	8,348,040	8,348,040	—
Jefferies LLC	2,195,405	2,195,405	—
JPMorgan Clearing Corp.	6,557,793	6,557,793	—
Merrill Lynch, Pierce, Fenner & Smith	1,332,303	1,332,303	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	8,249,791	8,249,791	—
National Financial Services LLC	753,197	753,197	—
Nomura Securities International Inc.	181,972	181,972	—
SG Americas Securities LLC	195,905	195,905	—
UBS Securities LLC	1,826,748	1,826,748	—
Wells Fargo Securities LLC	3,017	3,017	—

	$32,012,154	$32,012,154	$—

U.S. Pharmaceuticals
Barclays Capital Inc.	$1,207,790	$1,207,790	$—
BNP Paribas Prime Brokerage Inc.	6,999,373	6,999,373	—
Citigroup Global Markets Inc.	10,415,208	10,415,208	—
Credit Suisse Securities (USA) LLC	6,850,658	6,850,658	—
Deutsche Bank Securities Inc.	6,939,680	6,939,680	—
Goldman Sachs & Co.	29,425,972	29,425,972	—
HSBC Bank PLC	169,517	169,517	—
Jefferies LLC	1,681,895	1,681,895	—
JPMorgan Clearing Corp.	15,143,586	15,143,586	—
Merrill Lynch, Pierce, Fenner & Smith	16,433,452	16,433,452	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	21,055,387	21,055,387	—
National Financial Services LLC	4,543,642	4,543,642	—
SG Americas Securities LLC	2,329,800	2,329,800	—
State Street Bank & Trust Company	6,912,169	6,912,169	—
UBS Securities LLC	3,738,028	3,738,028	—
Wells Fargo Securities LLC	7,983,746	7,983,746	—

	$141,829,903	$141,829,903	$—

70	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
U.S. Real Estate
Barclays Capital Inc.	$2,539,900	$2,539,900	$—
BNP Paribas Prime Brokerage Inc.	27,631,724	27,631,724	—
Citigroup Global Markets Inc.	12,904,775	12,904,775	—
Credit Suisse Securities (USA) LLC	26,949,040	26,949,040	—
Deutsche Bank Securities Inc.	19,049,499	19,049,499	—
Goldman Sachs & Co.	67,934,578	67,934,578	—
HSBC Bank PLC	2,443,974	2,443,974	—
Jefferies LLC	1,478,379	1,478,379	—
JPMorgan Clearing Corp.	58,071,153	58,071,153	—
Merrill Lynch, Pierce, Fenner & Smith	15,670,771	15,670,771	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	63,736,844	63,736,844	—
National Financial Services LLC	2,039,791	2,039,791	—
Nomura Securities International Inc.	3,840,573	3,840,573	—
Scotia Capital (USA) Inc.	6,765,440	6,765,440	—
State Street Bank & Trust Company	24,454,009	24,454,009	—
UBS Securities LLC	15,470,159	15,470,159	—
Wells Fargo Securities LLC	1,886,371	1,886,371	—

	$352,866,980	$352,866,980	$—

U.S. Regional Banks
Citigroup Global Markets Inc.	$39,994	$39,994	$—
Credit Suisse Securities (USA) LLC	1,083,611	1,083,611	—
Goldman Sachs & Co.	267,250	267,250	—
JPMorgan Clearing Corp.	10,634	10,634	—

	$1,401,489	$1,401,489	$—

U.S. Telecommunications
BNP Paribas Prime Brokerage Inc.	$5,062,558	$5,062,558	$—
Citigroup Global Markets Inc.	451,980	451,980	—
Credit Suisse Securities (USA) LLC	5,275,738	5,275,738	—
Deutsche Bank Securities Inc.	5,296,613	5,296,613	—
Goldman Sachs & Co.	2,299,482	2,299,482	—
JPMorgan Clearing Corp.	3,525,614	3,525,614	—
Merrill Lynch, Pierce, Fenner & Smith	4,800,173	4,800,173	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	13,211,582	13,211,582	—
National Financial Services LLC	292,842	292,842	—
State Street Bank & Trust Company	1,609,310	1,609,310	—
UBS Securities LLC	2,118,301	2,118,301	—

	$43,944,193	$43,944,193	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented for financial reporting purposes. The total collateral received is disclosed in each Fund’s statement of assets and liabilities.

NOTES TO FINANCIAL STATEMENTS	71

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.48%		First $10 billion
0.43		Over $10 billion, up to and including $20 billion
0.38		Over $20 billion, up to and including $30 billion
0.34	[a]	Over $30 billion, up to and including $40 billion[b]
0.33		Over $40 billion, up to and including $50 billion[b]
0.31		Over $50 billion[b]

[a]	Advisory fee for this breakpoint level was reduced from 0.342% to 0.34% effective July 1, 2015.
[b]	Breakpoint level was added effective July 1, 2015.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 71.5% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 75% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

72	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For the period ended September 30, 2015, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
U.S. Aerospace & Defense	$7,833
U.S. Broker-Dealers	16,160
U.S. Healthcare Providers	22,086
U.S. Home Construction	143,850
U.S. Insurance	396
U.S. Medical Devices	15,344

iShares ETF	Fees Paid to BTC
U.S. Oil & Gas Exploration & Production	$118,117
U.S. Oil Equipment & Services	198,866
U.S. Pharmaceuticals	220,642
U.S. Real Estate	120,181
U.S. Regional Banks	921
U.S. Telecommunications	131,221

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trades for the period ended September 30, 2015, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the period ended September 30, 2015, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
U.S. Regional Banks
PNC Financial Services Group Inc. (The)	719,596	290,806	(344,295)	666,107	$59,416,744	$287,887	$5,706,996

U.S. Telecommunications
Spok Holdings Inc.[a]	1,175,952	187,085	(728,182)	634,855	$10,449,713	$230,036	$(206,264)

[a]	Not an affiliate at the end of the period.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

NOTES TO FINANCIAL STATEMENTS	73

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the period ended September 30, 2015 were as follows:

iShares ETF	Purchases	Sales
U.S. Aerospace & Defense	$50,029,227	$49,736,127
U.S. Broker-Dealers	50,567,140	53,024,731
U.S. Healthcare Providers	88,398,136	88,777,958
U.S. Home Construction	174,669,573	174,821,837
U.S. Insurance	5,513,414	5,719,678
U.S. Medical Devices	86,706,219	87,706,091
U.S. Oil & Gas Exploration & Production	32,291,087	32,719,528
U.S. Oil Equipment & Services	46,603,282	46,818,822
U.S. Pharmaceuticals	186,757,648	188,033,818
U.S. Real Estate	288,435,364	342,580,070
U.S. Regional Banks	35,576,114	35,809,666
U.S. Telecommunications	71,601,354	75,273,321

In-kind transactions (see Note 4) for the period ended September 30, 2015 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
U.S. Aerospace & Defense	$46,582,241	$51,446,656
U.S. Broker-Dealers	64,638,987	39,345,244
U.S. Healthcare Providers	418,594,921	313,531,622
U.S. Home Construction	1,012,794,470	987,079,545
U.S. Insurance	25,896,321	19,424,806
U.S. Medical Devices	158,130,194	219,159,216
U.S. Oil & Gas Exploration & Production	152,747,641	150,465,214
U.S. Oil Equipment & Services	16,990,511	25,709,589
U.S. Pharmaceuticals	157,833,374	293,894,636
U.S. Real Estate	9,025,664,691	9,635,573,972
U.S. Regional Banks	225,204,020	249,530,125
U.S. Telecommunications	117,241,269	348,166,027

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.

74	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

5.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its investment in equity instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Each Fund invests all or substantially all of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions affecting those market sectors may have a significant impact on its investment performance.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

NOTES TO FINANCIAL STATEMENTS	75

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of April 30, 2015, the Funds’ most recent fiscal year-end, the following Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total
U.S. Aerospace & Defense	$7,447,318	$257,417	$9,600,011	$18,274,518	$1,447,425	$37,026,689
U.S. Broker-Dealers	3,664,467	7,089,008	31,804,022	17,785,438	2,266,806	62,609,741
U.S. Healthcare Providers	—	—	—	5,250,466	—	5,250,466
U.S. Home Construction	12,512,025	4,410,404	24,583,851	146,896,099	7,844,464	196,246,843
U.S. Insurance	1,262,192	25,936	11,890,168	2,305,872	2,460,926	17,945,094
U.S. Medical Devices	—	—	—	3,772,352	6,907,841	10,680,193
U.S. Oil & Gas Exploration & Production	10,985,434	413,565	1,593,277	9,040,459	7,967,383	30,000,118
U.S. Oil Equipment & Services	17,594,703	—	1,460,417	57,694,132	23,866,864	100,616,116
U.S. Regional Banks	8,364,190	94,893	14,260,731	19,012,829	1,225,053	42,957,696
U.S. Telecommunications	43,721,416	—	37,556,483	109,926,562	30,701,158	221,905,619

[a]	Must be utilized prior to losses subject to expiration.

76	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of September 30, 2015, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
U.S. Aerospace & Defense	$542,289,848	$26,735,653	$(56,302,830)	$(29,567,177)
U.S. Broker-Dealers	295,013,801	19,818,934	(22,966,842)	(3,147,908)
U.S. Healthcare Providers	946,560,791	49,037,892	(58,346,359)	(9,308,467)
U.S. Home Construction	2,344,209,821	40,215,085	(225,796,862)	(185,581,777)
U.S. Insurance	114,477,929	14,727,825	(3,689,017)	11,038,808
U.S. Medical Devices	729,056,540	33,335,456	(49,976,331)	(16,640,875)
U.S. Oil & Gas Exploration & Production	624,607,873	5,153,728	(219,097,090)	(213,943,362)
U.S. Oil Equipment & Services	477,320,534	1,441,602	(187,984,536)	(186,542,934)
U.S. Pharmaceuticals	1,103,735,552	53,218,342	(117,833,729)	(64,615,387)
U.S. Real Estate	5,064,120,913	42,201,629	(664,752,211)	(622,550,582)
U.S. Regional Banks	533,601,077	6,305,015	(26,403,101)	(20,098,086)
U.S. Telecommunications	538,737,123	12,792,815	(89,057,165)	(76,264,350)

Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2015, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	77

Board Review and Approval of Investment Advisory

Contract

iSHARES® TRUST

I. iShares U.S. Aerospace & Defense ETF and iShares U.S. Telecommunications ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 1, 2015 and May 6, 2015, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 21, 2015, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 24-25, 2015, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the applicable Lipper Groups. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for iShares U.S. Aerospace & Defense ETF were within range of the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Lipper Group and the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for iShares U.S. Telecommunications ETF were higher than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Lipper Group. The Board further noted that the Lipper Group for iShares U.S. Telecommunications ETF contained only four funds.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2014, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board

78	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 24-25, 2015 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analyses and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

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Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Funds already provided for breakpoints in the Funds’ investment advisory fee rates, and that, following negotiations, BFA and the Board had agreed to revise the Advisory Contract for the Funds to provide for additional breakpoints, as the assets of the Funds, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that the revisions to the Advisory Contract to provide additional breakpoints had been subject to further negotiation after receipt of management’s proposal, and that at the request of the Board, management had modified its initial proposal regarding adding additional breakpoints to the Funds. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objectives and strategies as the Funds or that track the same index or a similar index as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different, generally more extensive services provided to the Funds, as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory

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services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that each Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of each Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

II. iShares U.S. Broker-Dealers ETF and iShares U.S. Regional Banks ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 1, 2015 and May 6, 2015, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 21, 2015, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 24-25, 2015, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the applicable Lipper Groups. The Board further noted that due to the

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limitations in providing comparable funds in the various Lipper Groups, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses (net of waivers and reimbursements) for the Funds were higher than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in their respective Lipper Group. The Board further noted that each Fund invests in a smaller financial services subsector, as compared to most of its respective competitor funds as determined by Lipper, which invest primarily in the broader financial services sector.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2014, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 24-25, 2015 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

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Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analyses and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Funds already provided for breakpoints in the Funds’ investment advisory fee rates, and that, following negotiations, BFA and the Board had agreed to revise the Advisory Contract for the Funds to provide for additional breakpoints, as the assets of the Funds, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that the revisions to the Advisory Contract to provide additional breakpoints had been subject to further negotiation after receipt of management’s proposal, and that at the request of the Board, management had modified its initial proposal regarding adding additional breakpoints to the Funds. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objectives and strategies as the Funds or that track the same index or a similar index as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different, generally more extensive services provided to the Funds, as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of

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differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that each Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of each Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

III. iShares U.S. Healthcare Providers ETF, iShares U.S. Medical Devices ETF and iShares U.S. Pharmaceuticals ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 1, 2015 and May 6, 2015, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 21, 2015, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 24-25, 2015, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the

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Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the applicable Lipper Groups. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses (net of waivers and reimbursements) for the Funds were higher than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in their respective Lipper Group. The Board further noted that each Fund invests in a smaller healthcare subsector, as compared to most of its respective competitor funds identified by Lipper, which invest primarily in the broader healthcare sector.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2014, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has

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provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 24-25, 2015 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analyses and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Funds already provided for breakpoints in the Funds’ investment advisory fee rates, and that, following negotiations, BFA and the Board had agreed to revise the Advisory Contract for the Funds to provide for additional breakpoints, as the assets of the Funds, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that the revisions to the Advisory Contract to provide additional breakpoints had been subject to further negotiation after receipt of management’s proposal, and that at the request of the Board, management had modified its initial proposal regarding adding additional breakpoints to the Funds. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end

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funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objectives and strategies as the Funds or that track the same index or a similar index as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different, generally more extensive services provided to the Funds, as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that each Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of each Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

IV. iShares U.S. Home Construction ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 1, 2015 and May 6, 2015, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 21, 2015, management presented

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preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 24-25, 2015, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the Fund’s Lipper Group. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2014, and a comparison of the Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as the Fund, Lipper also provided, and the Board reviewed, a comparison of the Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Fund generally performed in line with its performance benchmark index over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that have a different investment objective and/or benchmark from the Fund. In addition, the Board noted that the Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Fund’s performance in comparison with its benchmark index. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

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Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 24-25, 2015 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Fund based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate, and that, following negotiations, BFA and the Board had agreed to revise the Advisory Contract for the Fund to provide for additional breakpoints, as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that the revisions to the Advisory Contract to provide additional breakpoints had been subject to further negotiation after receipt of

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management’s proposal, and that at the request of the Board, management had modified its initial proposal regarding adding additional breakpoints to the Fund. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objective and strategy as the Fund or that track the same index or a similar index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different, generally more extensive services provided to the Fund, as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

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V. iShares U.S. Insurance ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 1, 2015 and May 6, 2015, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 21, 2015, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 24-25, 2015, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the Fund’s Lipper Group. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Lipper Group.

The Board further noted that the Fund invests in a smaller financial services subsector, as compared to most of its competitor funds as determined by Lipper, which invest primarily in the broader financial services sector.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2014, and a comparison of the Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as the Fund, Lipper also provided, and the Board reviewed,

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a comparison of the Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Fund generally performed in line with its performance benchmark index over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that have a different investment objective and/or benchmark from the Fund. In addition, the Board noted that the Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Fund’s performance in comparison with its benchmark index. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 24-25, 2015 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Fund based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

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Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate, and that, following negotiations, BFA and the Board had agreed to revise the Advisory Contract for the Fund to provide for additional breakpoints, as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that the revisions to the Advisory Contract to provide additional breakpoints had been subject to further negotiation after receipt of management’s proposal, and that at the request of the Board, management had modified its initial proposal regarding adding additional breakpoints to the Fund. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objective and strategy as the Fund or that track the same index or a similar index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different, generally more extensive services provided to the Fund, as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services

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and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

VI. iShares U.S. Oil & Gas Exploration & Production ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 1, 2015 and May 6, 2015, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 21, 2015, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 24-25, 2015, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the Fund’s Lipper Group. The Board further noted that due to the

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limitations in providing comparable funds in the Lipper Group, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Lipper Group. The Board further noted that at the time of the meeting, the Fund’s investment advisory fee rate and overall expenses (net of waivers and reimbursements) were 3 basis points higher than that of a competitor fund in the Lipper Group that was ranked in the 3rd quintile.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2014, and a comparison of the Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as the Fund, Lipper also provided, and the Board reviewed, a comparison of the Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Fund generally performed in line with its performance benchmark index over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that have a different investment objective and/or benchmark from the Fund. In addition, the Board noted that the Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Fund’s performance in comparison with its benchmark index. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 24-25, 2015 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

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Costs of Services Provided to the Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Fund based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate, and that, following negotiations, BFA and the Board had agreed to revise the Advisory Contract for the Fund to provide for additional breakpoints, as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that the revisions to the Advisory Contract to provide additional breakpoints had been subject to further negotiation after receipt of management’s proposal, and that at the request of the Board, management had modified its initial proposal regarding adding additional breakpoints to the Fund. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objective and strategy as the Fund or that track the same index or a similar index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different, generally more extensive services provided to the Fund, as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing

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regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

VII. iShares U.S. Oil Equipment & Services ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 1, 2015 and May 6, 2015, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 21, 2015, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 24-25, 2015, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the

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Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the Fund’s Lipper Group. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Lipper Group. The Board further noted that at the time of the meeting, the Fund’s investment advisory fee rate and overall expenses (net of waivers and reimbursements) were three basis points higher than that of a competitor fund in the Lipper Group that was ranked in the 3rd quintile.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2014, and a comparison of the Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as the Fund, Lipper also provided, and the Board reviewed, a comparison of the Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Fund generally performed in line with its performance benchmark index over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that have a different investment objective and/or benchmark from the Fund. In addition, the Board noted that the Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Fund’s performance in comparison with its benchmark index. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has

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provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 24-25, 2015 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Fund based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate, and that, following negotiations, BFA and the Board had agreed to revise the Advisory Contract for the Fund to provide for additional breakpoints, as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that the revisions to the Advisory Contract to provide additional breakpoints had been subject to further negotiation after receipt of management’s proposal, and that at the request of the Board, management had modified its initial proposal regarding adding additional breakpoints to the Fund. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end

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funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objective and strategy as the Fund or that track the same index or a similar index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different, generally more extensive services provided to the Fund, as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

VIII. iShares U.S. Real Estate ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 1, 2015 and May 6, 2015, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 21, 2015, management presented

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preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 24-25, 2015, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the Fund’s Lipper Group. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2014, and a comparison of the Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as the Fund, Lipper also provided, and the Board reviewed, a comparison of the Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Fund generally performed in line with its performance benchmark index over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that have a different investment objective and/or benchmark from the Fund. In addition, the Board noted that the Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Fund’s performance in comparison with its benchmark index. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

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Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 24-25, 2015 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Fund based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate, and that, following negotiations, BFA and the Board had agreed to revise the Advisory Contract for the Fund to provide for additional breakpoints, as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that the revisions to the Advisory Contract to provide additional breakpoints had been subject to further negotiation after receipt of

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management’s proposal, and that at the request of the Board, management had modified its initial proposal regarding adding additional breakpoints to the Fund. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objective and strategy as the Fund or that track the same index or a similar index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different, generally more extensive services provided to the Fund, as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	103

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
U.S. Aerospace & Defense	$0.495143	$—	$—	$0.495143	100%	—%	—%	100%
U.S. Oil Equipment & Services	0.402940	—	—	0.402940	100	—	—	100
U.S. Real Estate	1.323793	—	—	1.323793	100	—	—	100
U.S. Telecommunications	0.204136	—	0.166309	0.370445	55	—	45	100

104	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	105

Notes:

106	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices, LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2015 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-311-0915

SEPTEMBER 30, 2015

2015 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares Mortgage Real Estate Capped ETF | REM | NYSE Arca
➢	iShares Residential Real Estate Capped ETF | REZ | NYSE Arca

Fund Performance Overview

iSHARES® MORTGAGE REAL ESTATE CAPPED ETF

Performance as of September 30, 2015

The iShares Mortgage Real Estate Capped ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. real estate investment trusts (REITs) that hold U.S. residential and commercial mortgages, as represented by the FTSE NAREIT All Mortgage Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund’s fiscal year-end was changed from April 30 to March 31. For the period from May 1, 2015 through September 30, 2015 (the reporting period), the total return for the Fund was -9.69%, net of fees, while the total return for the Index was -9.71%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(4.23)%	(4.16)%	(3.86)%	(4.23)%	(4.16)%	(3.86)%
5 Years	4.81%	4.83%	5.40%	26.47%	26.58%	30.06%
Since Inception	(6.90)%	(6.90)%	(3.32)%	(45.21)%	(45.21)%	(24.76)%

The inception date of the Fund was 5/1/07. The first day of secondary market trading was 5/4/07.

Index performance through March 1, 2009 reflects the performance of the FTSE NAREIT Mortgage REITs Index. Index performance beginning on March 2, 2009 reflects the performance of the FTSE NAREIT All Mortgage Capped Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/15) [a]	Ending Account Value (9/30/15)	Expenses Paid During Period [b]	Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period [b]	Annualized Expense Ratio
$1,000.00	$903.10	$1.91	$1,000.00	$1,022.60	$2.43	0.48%

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.

[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (153 days for actual and 183 days for hypothetical expenses) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 7 for more information.

ALLOCATION BY SECTOR As of 9/30/15

Sector	Percentage of Total Investments*
Mortgage REITs	99.01%
Diversified REITs	0.99

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/15

Security	Percentage of Total Investments*
Annaly Capital Management Inc.	15.79%
American Capital Agency Corp.	11.02
Starwood Property Trust Inc.	8.20
Two Harbors Investment Corp.	5.23
New Residential Investment Corp.	5.06
Blackstone Mortgage Trust Inc. Class A	4.70
MFA Financial Inc.	4.57
Chimera Investment Corp.	4.50
Colony Capital Inc.	4.28
Invesco Mortgage Capital Inc.	3.27

TOTAL	66.62%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® RESIDENTIAL REAL ESTATE CAPPED ETF

Performance as of September 30, 2015

The iShares Residential Real Estate Capped ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. residential, healthcare and self-storage real estate equities, as represented by the FTSE NAREIT All Residential Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund’s fiscal year-end was changed from April 30 to March 31. For the period from May 1, 2015 through September 30, 2015 (the reporting period), the total return for the Fund was 2.05%, net of fees, while the total return for the Index was 2.29%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	19.88%	19.88%	20.44%	19.88%	19.88%	20.44%
5 Years	13.45%	13.45%	13.97%	87.93%	87.97%	92.31%
Since Inception	6.57%	6.53%	6.72%	70.88%	70.34%	72.83%

The inception date of the Fund was 5/1/07. The first day of secondary market trading was 5/4/07.

Index performance through March 1, 2009 reflects the performance of the FTSE NAREIT Residential Index. Index performance beginning on March 2, 2009 reflects the performance of the FTSE NAREIT All Residential Capped Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/15) [a]	Ending Account Value (9/30/15)	Expenses Paid During Period [b]	Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period [b]	Annualized Expense Ratio
$1,000.00	$1,020.50	$2.03	$1,000.00	$1,022.60	$2.43	0.48%

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.

[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (153 days for actual and 183 days for hypothetical expenses) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 7 for more information.

ALLOCATION BY SECTOR As of 9/30/15

Sector	Percentage of Total Investments*
Residential REITs	47.10%
Health Care REITs	33.53
Specialized REITs	19.37

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/15

Security	Percentage of Total Investments*
Public Storage	11.27%
Equity Residential	9.94
Welltower, Inc.	8.72
AvalonBay Communities Inc.	8.43
Ventas Inc.	6.81
Essex Property Trust Inc.	4.52
HCP Inc.	4.37
UDR Inc.	4.31
Extra Space Storage Inc.	4.22
Camden Property Trust	3.04

TOTAL	65.63%

*	Excludes money market funds.

6	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on April 1, 2015 (or fiscal year-end change, as applicable) and held through September 30, 2015, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	7

Schedule of Investments  (Unaudited)

iSHARES® MORTGAGE REAL ESTATE CAPPED ETF

September 30, 2015

Security	Shares	Value
COMMON STOCKS — 97.85%

DIVERSIFIED REITS — 0.97%
RAIT Financial Trust[a]	1,824,939	$9,051,697

		9,051,697
MORTGAGE REITS — 96.88%
AG Mortgage Investment Trust Inc.[a]	536,683	8,168,315
Altisource Residential Corp.[a]	1,083,063	15,076,237
American Capital Agency Corp.[a]	5,396,829	100,920,702
American Capital Mortgage Investment Corp.[a]	1,024,234	15,097,209
Annaly Capital Management Inc.[a]	14,650,756	144,602,962
Anworth Mortgage Asset Corp.[a]	2,062,688	10,189,679
Apollo Commercial Real Estate Finance Inc.[a]	1,165,704	18,313,210
Apollo Residential Mortgage Inc.	644,273	8,156,496
Ares Commercial Real Estate Corp.[a]	535,296	6,418,199
ARMOUR Residential REIT Inc.[a]	879,156	17,618,286
Blackstone Mortgage Trust Inc. Class Aa	1,569,340	43,062,690
Capstead Mortgage Corp.[a]	1,905,584	18,846,226
Cherry Hill Mortgage Investment Corp.[a]	135,387	2,061,944
Chimera Investment Corp.	3,082,500	41,213,025
Colony Capital Inc.[a]	2,000,873	39,137,076
CYS Investments Inc.[a]	3,151,275	22,878,257
Dynex Capital Inc.	1,079,038	7,078,489
Ellington Residential Mortgage REIT	139,328	1,692,835
Five Oaks Investment Corp.	243,284	1,537,555
Great Ajax Corp.	122,739	1,518,281
Hannon Armstrong Sustainable Infrastructure Capital Inc.	610,279	10,509,004
Hatteras Financial Corp.	1,922,930	29,132,390
Invesco Mortgage Capital Inc.[a]	2,448,922	29,974,805
iStar Inc.[a,b]	1,701,839	21,409,135
JAVELIN Mortgage Investment Corp.[a]	244,078	1,471,790
MFA Financial Inc.[a]	6,142,650	41,831,446
New Residential Investment Corp.	3,534,058	46,296,160
New York Mortgage Trust Inc.[a]	2,187,775	12,010,885
Newcastle Investment Corp.[a]	1,288,455	5,656,317
Orchid Island Capital Inc.	450,420	4,166,385

Security	Shares	Value
PennyMac Mortgage Investment Trust[a,c]	1,226,313	$18,971,062
Redwood Trust Inc.[a]	1,394,989	19,306,648
Resource Capital Corp.[a]	646,014	7,215,976
Starwood Property Trust Inc.[a]	3,658,044	75,063,063
Two Harbors Investment Corp.	5,432,235	47,912,313
Western Asset Mortgage Capital Corp.[a]	828,237	10,444,069
ZAIS Financial Corp.	118,544	1,588,490

		906,547,611

TOTAL COMMON STOCKS (Cost: $1,088,376,961)		915,599,308

SHORT-TERM INVESTMENTS — 18.66%

MONEY MARKET FUNDS — 18.66%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[c,d,e]	140,364,328	140,364,328
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%[c,d,e]	7,693,873	7,693,873
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[c,d]	26,536,913	26,536,913

		174,595,114

TOTAL SHORT-TERM INVESTMENTS
(Cost: $174,595,114)		174,595,114

TOTAL INVESTMENTS IN SECURITIES — 116.51%
(Cost: $1,262,972,075)		1,090,194,422
Other Assets, Less Liabilities — (16.51)%		(154,438,431)

NET ASSETS — 100.00%		$935,755,991

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

8	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Unaudited)

iSHARES® RESIDENTIAL REAL ESTATE CAPPED ETF

September 30, 2015

Security	Shares	Value
COMMON STOCKS — 99.67%

HEALTH CARE REITS — 33.43%
Care Capital Properties Inc.	104,344	$3,436,048
CareTrust REIT Inc.[a]	55,251	627,099
HCP Inc.[a]	308,478	11,490,806
Healthcare Realty Trust Inc.	125,688	3,123,347
Healthcare Trust of America Inc. Class A	159,063	3,898,634
LTC Properties Inc.	44,486	1,898,218
Medical Properties Trust Inc.	292,866	3,239,098
National Health Investors Inc.[a]	43,264	2,487,247
New Senior Investment Group Inc.[a]	100,792	1,054,284
Omega Healthcare Investors Inc.[a]	204,862	7,200,899
Physicians Realty Trust	89,277	1,347,190
Sabra Health Care REIT Inc.[a]	81,529	1,889,842
Senior Housing Properties Trust	297,257	4,815,563
Universal Health Realty Income Trust[a]	16,970	796,572
Ventas Inc.	319,343	17,902,369
Welltower Inc.	338,477	22,921,662

		88,128,878
RESIDENTIAL REITS — 46.94%
American Campus Communities Inc.	140,619	5,096,032
Apartment Investment & Management Co. Class Aa	195,697	7,244,703
AvalonBay Communities Inc.[a]	126,640	22,139,205
Camden Property Trust	108,193	7,995,463
Campus Crest Communities Inc.[a]	80,622	428,909
Education Realty Trust Inc.	60,145	1,981,778
Equity Lifestyle Properties Inc.	95,602	5,599,409
Equity Residential	347,864	26,131,544
Essex Property Trust Inc.	53,128	11,869,858
Home Properties Inc.	72,521	5,420,945
Mid-America Apartment Communities Inc.[a]	94,237	7,715,183
Monogram Residential Trust Inc.	211,365	1,967,808
NexPoint Residential Trust Inc.	20,852	278,583
Post Properties Inc.	67,857	3,955,384
Sun Communities Inc.	64,267	4,354,732
UDR Inc.	328,113	11,313,336
UMH Properties Inc.	29,191	271,476

		123,764,348

Security	Shares	Value
SPECIALIZED REITS — 19.30%
CubeSmart	211,868	$5,764,928
Extra Space Storage Inc.	143,566	11,077,553
National Storage Affiliates Trust	14,363	194,619
Public Storage	139,994	29,626,930
Sovran Self Storage Inc.	44,870	4,231,241

		50,895,271

TOTAL COMMON STOCKS (Cost: $233,970,638)		262,788,497

SHORT-TERM INVESTMENTS — 5.05%

MONEY MARKET FUNDS — 5.05%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[b,c,d]	9,656,562	9,656,562
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%[b,c,d]	529,311	529,311
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[b,c]	3,119,917	3,119,917

		13,305,790

TOTAL SHORT-TERM INVESTMENTS
(Cost: $13,305,790)		13,305,790

TOTAL INVESTMENTS IN SECURITIES — 104.72%
(Cost: $247,276,428)		276,094,287
Other Assets, Less Liabilities — (4.72)%		(12,435,613)

NET ASSETS —100.00%		$263,658,674

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	9

Statements of Assets and Liabilities  (Unaudited)

iSHARES® TRUST

September 30, 2015

	iShares Mortgage Real Estate Capped ETF	iShares Residential Real Estate Capped ETF

ASSETS
Investments, at cost:
Unaffiliated	$1,061,992,977	$233,970,638
Affiliated (Note 2)	200,979,098	13,305,790

Total cost of investments	$1,262,972,075	$247,276,428

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$896,628,246	$262,788,497
Affiliated (Note 2)	193,566,176	13,305,790

Total fair value of investments	1,090,194,422	276,094,287
Receivables:
Investment securities sold	—	204,831
Dividends and interest	20,772,784	825,640
Capital shares sold	41,513	—

Total Assets	1,111,008,719	277,124,758

LIABILITIES
Payables:
Investment securities purchased	—	663,716
Collateral for securities on loan (Note 1)	148,058,201	10,185,873
Capital shares redeemed	811,767	—
Due to custodian	—	204,831
Distribution to shareholders	25,985,947	2,311,103
Investment advisory fees (Note 2)	396,813	100,561

Total Liabilities	175,252,728	13,466,084

NET ASSETS	$935,755,991	$263,658,674

Net assets consist of:
Paid-in capital	$1,314,148,697	$232,677,003
Distributions in excess of net investment income	(25,812,543)	(1,405,223)
Undistributed net realized gain (accumulated net realized loss)	(179,802,510)	3,569,035
Net unrealized appreciation (depreciation)	(172,777,653)	28,817,859

NET ASSETS	$935,755,991	$263,658,674

Shares outstanding[b]	94,100,000	4,450,000

Net asset value per share	$9.94	$59.25

[a]	Securities on loan with values of $143,491,034 and $9,955,426, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

10	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations  (Unaudited)

iSHARES® TRUST

Period from May 1, 2015 to September 30, 2015

	iShares Mortgage Real Estate Capped ETF[a]	iShares Residential Real Estate Capped ETF[a]

NET INVESTMENT INCOME
Dividends — unaffiliated	$33,592,206	$3,717,625
Dividends — affiliated (Note 2)	748,051	—
Interest — affiliated (Note 2)	77	22
Securities lending income — affiliated — net (Note 2)	257,792	8,135

Total investment income	34,598,126	3,725,782

EXPENSES
Investment advisory fees (Note 2)	2,240,886	538,721

Total expenses	2,240,886	538,721

Net investment income	32,357,240	3,187,061

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(35,913,534)	(749,843)
In-kind redemptions — unaffiliated	2,377,482	10,345,153

Net realized gain (loss)	(33,536,052)	9,595,310

Net change in unrealized appreciation/depreciation	(109,720,329)	(7,832,494)

Net realized and unrealized gain (loss)	(143,256,381)	1,762,816

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(110,899,141)	$4,949,877

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.

See notes to financial statements.

FINANCIAL STATEMENTS	11

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Mortgage Real Estate Capped ETF		iShares Residential Real Estate Capped ETF
	Period from May 1, 2015 to September 30, 2015 (Unaudited)[a]	Year ended April 30, 2015	Period from May 1, 2015 to September 30, 2015 (Unaudited)[a]	Year ended April 30, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$32,357,240	$96,093,870	$3,187,061	$7,106,281
Net realized gain (loss)	(33,536,052)	(19,612,821)	9,595,310	11,715,657
Net change in unrealized appreciation/depreciation	(109,720,329)	(10,742,798)	(7,832,494)	18,740,420

Net increase (decrease) in net assets resulting from operations	(110,899,141)	65,738,251	4,949,877	37,562,358

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(58,169,783)	(123,415,395)	(4,592,284)	(9,092,181)
Return of capital	—	(31,502,078)	—	—

Total distributions to shareholders	(58,169,783)	(154,917,473)	(4,592,284)	(9,092,181)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	65,718,886	291,520,633	11,672,384	86,814,819
Cost of shares redeemed	(176,897,547)	(201,997,057)	(52,721,062)	(72,231,224)

Net increase (decrease) in net assets from capital share transactions	(111,178,661)	89,523,576	(41,048,678)	14,583,595

INCREASE (DECREASE) IN NET ASSETS	(280,247,585)	344,354	(40,691,085)	43,053,772

NET ASSETS
Beginning of period	1,216,003,576	1,215,659,222	304,349,759	261,295,987

End of period	$935,755,991	$1,216,003,576	$263,658,674	$304,349,759

Distributions in excess of net investment income included in net assets at end of period	$(25,812,543)	$—	$(1,405,223)	$—

SHARES ISSUED AND REDEEMED
Shares sold	5,850,000	23,700,000	200,000	1,450,000
Shares redeemed	(16,450,000)	(16,550,000)	(900,000)	(1,300,000)

Net increase (decrease) in shares outstanding	(10,600,000)	7,150,000	(700,000)	150,000

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.

See notes to financial statements.

12	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Mortgage Real Estate Capped ETF
	Period from May 1, 2015 to Sep. 30, 2015 (Unaudited)[a]	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011
Net asset value, beginning of period	$11.61	$12.46	$15.75	$14.00	$15.39	$15.34

Income from investment operations:
Net investment income[b]	0.32	0.93	1.46	1.62	1.55	1.45
Net realized and unrealized gain (loss)[c]	(1.41)	(0.28)	(2.82)	1.87	(1.33)	0.07

Total from investment operations	(1.09)	0.65	(1.36)	3.49	0.22	1.52

Less distributions from:
Net investment income	(0.58)	(1.19)	(1.46)	(1.74)	(1.60)	(1.47)
Return of capital	—	(0.31)	(0.47)	—	(0.01)	—

Total distributions	(0.58)	(1.50)	(1.93)	(1.74)	(1.61)	(1.47)

Net asset value, end of period	$9.94	$11.61	$12.46	$15.75	$14.00	$15.39

Total return	(9.69)%[d]	5.42%	(7.41)%	26.63%	2.48%	10.56%

Ratios/Supplemental data:
Net assets, end of period (000s)	$935,756	$1,216,004	$1,215,659	$1,270,072	$337,352	$159,326
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	6.93%	7.59%	11.74%	10.96%	11.44%	9.58%
Portfolio turnover rate[f]	7%	42%	35%	44%	79%	63%

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	13

Financial Highlights  (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Residential Real Estate Capped ETF
	Period from May 1, 2015 to Sep. 30, 2015 (Unaudited)[a]	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011
Net asset value, beginning of period	$59.10	$52.26	$54.68	$47.52	$44.16	$35.93

Income from investment operations:
Net investment income[b]	0.70	1.47	1.36	1.20	1.06	1.01
Net realized and unrealized gain (loss)[c]	0.48	7.25	(1.97)	7.49	3.71	8.44

Total from investment operations	1.18	8.72	(0.61)	8.69	4.77	9.45

Less distributions from:
Net investment income	(1.03)	(1.88)	(1.81)	(1.53)	(1.41)	(1.22)

Total distributions	(1.03)	(1.88)	(1.81)	(1.53)	(1.41)	(1.22)

Net asset value, end of period	$59.25	$59.10	$52.26	$54.68	$47.52	$44.16

Total return	2.05%[d]	16.93%	(0.78)%	18.77%	11.19%	26.89%

Ratios/Supplemental data:
Net assets, end of period (000s)	$263,659	$304,350	$261,296	$355,427	$175,806	$103,776
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	2.84%	2.55%	2.74%	2.44%	2.44%	2.60%
Portfolio turnover rate[f]	4%	21%	17%	14%	28%	16%

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

14	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF [a]	Diversification Classification
Mortgage Real Estate Capped	Non-diversified
Residential Real Estate Capped	Non-diversified

[a]	The Funds’ fiscal year-end changed from April 30 to March 31.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (“NAV”).

NOTES TO FINANCIAL STATEMENTS	15

Notes to Financial Statements  (Unaudited) (Continued)

iSHARES® TRUST

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

As of September 30, 2015, the value of each of the Funds’ investments was classified as Level 1. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax

16	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (Unaudited) (Continued)

iSHARES® TRUST

authorities as of September 30, 2015 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of September 30, 2015, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of September 30, 2015 and the total value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

NOTES TO FINANCIAL STATEMENTS	17

Notes to Financial Statements  (Unaudited) (Continued)

iSHARES® TRUST

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of September 30, 2015:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Mortgage Real Estate Capped
Barclays Capital Inc.	$4,088,013	$4,088,013	$—
BNP Paribas Prime Brokerage Inc.	3,002,176	3,002,176	—
Citigroup Global Markets Inc.	7,707,552	7,707,552	—
Credit Suisse Securities (USA) LLC	13,506,551	13,506,551	—
Deutsche Bank Securities Inc.	19,504,761	19,504,761	—
Goldman Sachs & Co.	14,573,137	14,573,137	—
HSBC Bank PLC	272,884	272,884	—
Jefferies LLC	175,500	175,500	—
JPMorgan Clearing Corp.	27,661,342	27,661,342	—
Merrill Lynch, Pierce, Fenner & Smith	15,353,728	15,353,728	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	30,018,348	30,018,348	—
Nomura Securities International Inc.	500,406	500,406	—
SG Americas Securities LLC	609	609	—
State Street Bank & Trust Company	286,008	286,008	—
UBS Securities LLC	6,840,019	6,840,019	—

	$143,491,034	$143,491,034	$—

Residential Real Estate Capped
BNP Paribas Prime Brokerage Inc.	$29,224	$29,224	$—
Credit Suisse Securities (USA) LLC	2,707,009	2,707,009	—
Deutsche Bank Securities Inc.	92,280	92,280	—
Goldman Sachs & Co.	1,887,297	1,887,297	—
HSBC Bank PLC	18,690	18,690	—
Merrill Lynch, Pierce, Fenner & Smith	3,463,996	3,463,996	—
State Street Bank & Trust Company	512,550	512,550	—
UBS Securities LLC	1,244,380	1,244,380	—

	$9,955,426	$9,955,426	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented for financial reporting purposes. The total collateral received is disclosed in each Fund’s statement of assets and liabilities.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.48% based on the average daily net assets of each Fund.

18	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (Unaudited) (Continued)

iSHARES® TRUST

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 71.5% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 75% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

For the period ended September 30, 2015, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
Mortgage Real Estate Capped	$130,081
Residential Real Estate Capped	4,378

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trades for the period ended September 30, 2015, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest — affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

NOTES TO FINANCIAL STATEMENTS	19

Notes to Financial Statements  (Unaudited) (Continued)

iSHARES® TRUST

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the period ended September 30, 2015, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
Mortgage Real Estate Capped
PennyMac Mortgage Investment Trust	1,226,313	—	—	1,226,313	$18,971,062	$748,051	$—

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the period ended September 30, 2015 were as follows:

iShares ETF	Purchases	Sales
Mortgage Real Estate Capped	$72,786,992	$100,508,440
Residential Real Estate Capped	11,383,785	15,496,528

In-kind transactions (see Note 4) for the period ended September 30, 2015 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Mortgage Real Estate Capped	$63,862,019	$170,696,529
Residential Real Estate Capped	11,272,416	48,776,999

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

20	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (Unaudited) (Continued)

iSHARES® TRUST

5.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its investment in equity instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Each Fund invests all or substantially all of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions affecting those market sectors may have a significant impact on its investment performance.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

NOTES TO FINANCIAL STATEMENTS	21

Notes to Financial Statements  (Unaudited) (Continued)

iSHARES® TRUST

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of April 30, 2015, the Funds’ most recent fiscal year-end, the following Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2017	Expiring 2018	Expiring 2019	Total
Mortgage Real Estate Capped	$12,802,266	$4,187,735	$15,084,868	$204,938	$32,279,807
Residential Real Estate Capped	1,569,060	–	473,414	206,372	2,248,846

[a]	Must be utilized prior to losses subject to expiration.

As of September 30, 2015, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Mortgage Real Estate Capped	$1,370,908,847	$62,402,883	$(343,117,308)	$(280,714,425)
Residential Real Estate Capped	250,732,097	36,576,713	(11,214,523)	25,362,190

Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2015, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

22	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract  (Unaudited)

iSHARES® TRUST

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 1, 2015 and May 6, 2015, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 21, 2015, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 24-25, 2015, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the applicable Lipper Groups. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses (net of waivers and reimbursements) for the Funds were higher than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in their respective Lipper Group. The Board further noted that each Fund invests in a narrow real estate subsector, as compared to most of its respective competitor funds as determined by Lipper, which invest primarily in the broad domestic real estate sector.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2014, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	23

Board Review and Approval of Investment Advisory

Contract  (Unaudited) (Continued)

iSHARES® TRUST

indexes. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 24-25, 2015 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analyses and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable

24	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract  (Unaudited) (Continued)

iSHARES® TRUST

costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Funds did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board noted that should material economies of scale exist in the future, a breakpoint structure for the Funds may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objectives and strategies as the Funds or that track the same index or a similar index as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different, generally more extensive services provided to the Funds, as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that each Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of each Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	25

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Mortgage Real Estate Capped	$0.532603	$—	$0.044155	$0.576758	92%	—%	8%	100%
Residential Real Estate Capped	0.961045	—	0.070929	1.031974	93	—	7	100

26	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE International Limited (“FTSE”), nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2015 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-312-0915

SEPTEMBER 30, 2015

2015 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares Nasdaq Biotechnology ETF | IBB | NASDAQ
➢	iShares North American Natural Resources ETF | IGE | NYSE Arca
➢	iShares North American Tech ETF | IGM | NYSE Arca
➢	iShares North American Tech-Multimedia Networking ETF | IGN | NYSE Arca
➢	iShares North American Tech-Software ETF | IGV | NYSE Arca
➢	iShares PHLX Semiconductor ETF | SOXX | NASDAQ

Fund Performance Overview

iSHARES® NASDAQ BIOTECHNOLOGY ETF

Performance as of September 30, 2015

The iShares Nasdaq Biotechnology ETF (the “Fund”) seeks to track the investment results of an index composed of biotechnology and pharmaceutical equities listed on the NASDAQ, as represented by the NASDAQ Biotechnology Index® (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2015, the total return for the Fund was -11.88%, net of fees, while the total return for the Index was -11.75%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	10.83%	10.79%	11.14%	10.83%	10.79%	11.14%
5 Years	28.76%	28.77%	29.09%	253.89%	254.08%	258.45%
10 Years	14.86%	14.90%	15.18%	299.82%	300.89%	311.01%

Index performance through April 2, 2014 reflects the performance of the NASDAQ Biotechnology Index (price return). Index performance beginning on April 3, 2014 reflects the performance of the NASDAQ Biotechnology Index (total return).

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period [a]	Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$881.20	$2.21	$1,000.00	$1,022.70	$2.38	0.47%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY SECTOR

As of 9/30/15

Sector	Percentage of Total Investments*

Biotechnology	79.61%
Pharmaceuticals	14.17
Life Sciences Tools & Services	6.14
Health Care Supplies	0.08

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/15

Security	Percentage of Total Investments*

Biogen Inc.	8.87%
Gilead Sciences Inc.	8.44
Celgene Corp.	8.28
Amgen Inc.	8.23
Regeneron Pharmaceuticals Inc.	7.80
Alexion Pharmaceuticals Inc.	4.10
Illumina Inc.	4.02
Vertex Pharmaceuticals Inc.	3.69
Incyte Corp.	3.45
Mylan NV	3.43

TOTAL	60.31%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® NORTH AMERICAN NATURAL RESOURCES ETF

Performance as of September 30, 2015

The iShares North American Natural Resources ETF (the “Fund”) seeks to track the investment results of an index composed of North American equities in the natural resources sector, as represented by the S&P North American Natural Resources Sector IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund’s fiscal year-end was changed from July 31 to March 31. For the period from August 1, 2015 through September 30, 2015 (the reporting period), the total return for the Fund was -11.61%, net of fees, while the total return for the Index was -11.57%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(33.80)%	(33.78)%	(33.57)%	(33.80)%	(33.78)%	(33.57)%
5 Years	(1.89)%	(1.88)%	(1.42)%	(9.09)%	(9.06)%	(6.90)%
10 Years	0.89%	0.89%	1.37%	9.28%	9.31%	14.57%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/15) [a]	Ending Account Value (9/30/15)	Expenses Paid During Period [b]	Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period [b]	Annualized Expense Ratio
$1,000.00	$883.90	$0.74	$1,000.00	$1,022.70	$2.38	0.47%

[a]	The Fund’s fiscal year-end was changed from July 31 to March 31.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (61 days for actual and 183 days for hypothetical expenses) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY SECTOR

As of 9/30/15

Sector	Percentage of Total Investments*

Oil, Gas & Consumable Fuels	68.13%
Energy Equipment & Services	16.48
Metals & Mining	6.48
Containers & Packaging	5.48
Construction Materials	1.86
Paper & Forest Products	1.57

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/15

Security	Percentage of Total Investments*

Chevron Corp.	8.18%
Exxon Mobil Corp.	8.04
Schlumberger Ltd.	6.37
ConocoPhillips	4.32
Occidental Petroleum Corp.	3.69
Kinder Morgan Inc./DE	3.63
EOG Resources Inc.	2.92
Suncor Energy Inc.	2.82
Phillips 66	2.69
Anadarko Petroleum Corp.	2.24

TOTAL	44.90%

*	Excludes money market funds.

6	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® NORTH AMERICAN TECH ETF

Performance as of September 30, 2015

The iShares North American Tech ETF (the “Fund”) seeks to track the investment results of an index composed of North American equities in the technology sector, as represented by the S&P North American Technology Sector IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund’s fiscal year-end was changed from July 31 to March 31. For the period from August 1, 2015 through September 30, 2015 (the reporting period), the total return for the Fund was -6.57%, net of fees, while the total return for the Index was -6.51%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	3.62%	3.46%	4.07%	3.62%	3.46%	4.07%
5 Years	13.86%	13.83%	14.38%	91.39%	91.15%	95.79%
10 Years	8.69%	8.69%	9.18%	130.18%	130.08%	140.68%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/15) [a]	Ending Account Value (9/30/15)	Expenses Paid During Period [b]	Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period [b]	Annualized Expense Ratio
$1,000.00	$934.30	$0.76	$1,000.00	$1,022.70	$2.38	0.47%

[a]	The Fund’s fiscal year-end was changed from July 31 to March 31.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (61 days for actual and 183 days for hypothetical expenses) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY SECTOR

As of 9/30/15

Sector	Percentage of Total Investments*

Software	20.81%
IT Services	18.44
Internet Software & Services	17.25
Technology Hardware, Storage & Peripherals	12.42
Semiconductors & Semiconductor Equipment	11.93
Internet & Catalog Retail	8.09
Communications Equipment	7.51
Electronic Equipment, Instruments & Components	3.55

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/15

Security	Percentage of Total Investments*

Microsoft Corp.	8.73%
Apple Inc.	8.45
Facebook Inc. Class A	5.01
Amazon.com Inc.	4.84
Alphabet Inc. Class A	4.28
Alphabet Inc. Class C	4.17
Intel Corp.	3.54
Visa Inc. Class A	3.35
Cisco Systems Inc.	3.29
International Business Machines Corp.	3.22

TOTAL	48.88%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® NORTH AMERICAN TECH-MULTIMEDIA NETWORKING ETF

Performance as of September 30, 2015

The iShares North American Tech-Multimedia Networking ETF (the “Fund”) seeks to track the investment results of an index composed of North American equities in the multimedia and networking technology sectors, as represented by the S&P North American Technology Multimedia Networking IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund’s fiscal year-end was changed from July 31 to March 31. For the period from August 1, 2015 through September 30, 2015 (the reporting period), the total return for the Fund was -8.50%, net of fees, while the total return for the Index was -8.46%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	5.83%	5.68%	6.26%	5.83%	5.68%	6.26%
5 Years	4.83%	4.82%	5.14%	26.63%	26.52%	28.47%
10 Years	1.91%	1.90%	2.40%	20.78%	20.67%	26.81%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/15) [a]	Ending Account Value (9/30/15)	Expenses Paid During Period [b]	Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period [b]	Annualized Expense Ratio
$1,000.00	$915.00	$0.75	$1,000.00	$1,022.70	$2.38	0.47%

[a]	The Fund’s fiscal year-end was changed from July 31 to March 31.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (61 days for actual and 183 days for hypothetical expenses) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY SECTOR

As of 9/30/15

Sector	Percentage of Total Investments*

Communications Equipment	100.00%

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/15

Security	Percentage of Total Investments*

Cisco Systems Inc.	8.75%
Motorola Solutions Inc.	8.66
Harris Corp.	8.53
QUALCOMM Inc.	8.50
Palo Alto Networks Inc.	8.49
Brocade Communications Systems Inc.	4.69
Juniper Networks Inc.	4.65
ViaSat Inc.	4.55
F5 Networks Inc.	4.48
Infinera Corp.	4.34

TOTAL	65.64%

*	Excludes money market funds.

8	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® NORTH AMERICAN TECH-SOFTWARE ETF

Performance as of September 30, 2015

The iShares North American Tech-Software ETF (the “Fund”) seeks to track the investment results of an index composed of North American equities in the software sector, as represented by the S&P North American Technology Software IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund’s fiscal year-end was changed from July 31 to March 31. For the period from August 1, 2015 through September 30, 2015 (the reporting period), the total return for the Fund was -7.49%, net of fees, while the total return for the Index was -7.41%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	9.84%	9.73%	10.35%	9.84%	9.73%	10.35%
5 Years	13.08%	13.07%	13.57%	84.93%	84.81%	88.90%
10 Years	8.83%	8.83%	9.29%	133.17%	133.14%	143.15%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/15) [a]	Ending Account Value (9/30/15)	Expenses Paid During Period [b]	Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period [b]	Annualized Expense Ratio
$1,000.00	$925.10	$0.75	$1,000.00	$1,022.70	$2.38	0.47%

[a]	The Fund’s fiscal year-end was changed from July 31 to March 31.
[b]

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (61 days for actual and 183 days for hypothetical expenses) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY SECTOR

As of 9/30/15

Sector	Percentage of Total Investments*

Application Software	55.48%
Systems Software	34.56
Home Entertainment Software	9.16
Communications Equipment	0.80

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/15

Security	Percentage of Total Investments*

Adobe Systems Inc.	8.98%
Microsoft Corp.	8.79
salesforce.com inc.	8.56
Oracle Corp.	8.25
Intuit Inc.	5.52
Electronic Arts Inc.	4.73
Activision Blizzard Inc.	3.48
Symantec Corp.	2.98
Red Hat Inc.	2.96
Citrix Systems Inc.	2.49

TOTAL	56.74%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® PHLX SEMICONDUCTOR ETF

Performance as of September 30, 2015

The iShares PHLX Semiconductor ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the semiconductor sector, as represented by the PHLX Semiconductor Sector IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund’s fiscal year-end was changed from July 31 to March 31. For the period from August 1, 2015 through September 30, 2015 (the reporting period), the total return for the Fund was -6.40%, net of fees, while the total return for the Index was -6.36%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(4.37)%	(4.43)%	(3.88)%	(4.37)%	(4.43)%	(3.88)%
5 Years	12.94%	12.94%	13.42%	83.74%	83.75%	87.67%
10 Years	4.21%	4.22%	4.62%	51.09%	51.24%	57.07%

Index performance through October 14, 2010 reflects the performance of the S&P North American Technology-Semiconductors Index. Index performance beginning on October 15, 2010 reflects the performance of the PHLX Semiconductor Sector Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/15) [a]	Ending Account Value (9/30/15)	Expenses Paid During Period [b]	Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period [b]	Annualized Expense Ratio
$1,000.00	$936.00	$0.76	$1,000.00	$1,022.70	$2.38	0.47%

[a]	The Fund’s fiscal year-end was changed from July 31 to March 31.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (61 days for actual and 183 days for hypothetical expenses) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY SECTOR

As of 9/30/15

Sector	Percentage of Total Investments*

Semiconductors	74.56%
Semiconductor Equipment	13.32
Communications Equipment	8.60
Technology Hardware, Storage & Peripherals	3.52

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/15

Security	Percentage of Total Investments*

Intel Corp.	8.59%
Texas Instruments Inc.	8.42
Avago Technologies Ltd.	8.07
QUALCOMM Inc.	7.73
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	6.18
NVIDIA Corp.	4.21
NXP Semiconductors NV	4.19
Analog Devices Inc.	4.11
Skyworks Solutions Inc.	3.92
Applied Materials Inc.	3.72

TOTAL	59.14%

*	Excludes money market funds.

10	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on April 1, 2015 (or fiscal year-end change, as applicable) and held through September 30, 2015, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	11

Schedule of Investments (Unaudited)

iSHARES® NASDAQ BIOTECHNOLOGY ETF

September 30, 2015

Security	Shares	Value
COMMON STOCKS — 100.21%

BIOTECHNOLOGY — 79.77%
ACADIA Pharmaceuticals Inc.[a,b]	1,423,221	$47,065,918
Acceleron Pharma Inc.[a,b]	466,641	11,619,361
Achillion Pharmaceuticals Inc.[a,b]	1,922,819	13,286,679
Acorda Therapeutics Inc.[a,b]	604,119	16,015,195
Aegerion Pharmaceuticals Inc.[a,b]	403,495	5,487,532
Agios Pharmaceuticals Inc.[a,b]	530,338	37,436,559
Akebia Therapeutics Inc.[a,b]	414,983	4,008,736
Alder Biopharmaceuticals Inc.[a,b]	616,848	20,207,940
Alexion Pharmaceuticals Inc.[a,b]	2,140,839	334,805,811
Alkermes PLC[a]	2,112,013	123,911,803
Alnylam Pharmaceuticals Inc.[a,b]	1,197,178	96,205,224
AMAG Pharmaceuticals Inc.[a,b]	250,154	9,938,618
Amgen Inc.	4,859,121	672,113,617
Amicus Therapeutics Inc.[a,b]	1,683,755	23,555,732
Anacor Pharmaceuticals Inc.[a,b]	624,146	73,468,226
Arena Pharmaceuticals Inc.[a,b]	3,415,275	6,523,175
ARIAD Pharmaceuticals Inc.[a,b]	2,663,401	15,554,262
Array BioPharma Inc.[a,b]	2,017,309	9,198,929
Avalanche Biotechnologies Inc.[a,b]	368,118	3,033,292
BioCryst Pharmaceuticals Inc.[a,b]	1,036,088	11,811,403
Biogen Inc.[a,b]	2,480,005	723,690,259
BioMarin Pharmaceutical Inc.[a,b]	2,281,502	240,287,791
Bluebird Bio Inc.[a,b]	513,878	43,962,263
Cara Therapeutics Inc.[a]	385,784	5,512,853
Celgene Corp.[a,b]	6,245,091	675,531,493
Celladon Corp.[a,b]	344,346	361,563
Celldex Therapeutics Inc.[a,b]	1,398,843	14,743,805
ChemoCentryx Inc.[a,b]	626,531	3,790,513
Chimerix Inc.[a,b]	653,376	24,958,963
Clovis Oncology Inc.[a,b]	541,131	49,762,407
Concert Pharmaceuticals Inc.[a,b]	314,077	5,895,225
Dyax Corp.[a,b]	2,073,656	39,586,093
Enanta Pharmaceuticals Inc.[a,b]	267,186	9,656,102
Epizyme Inc.[a,b]	582,701	7,493,535
Exelixis Inc.[a,b]	3,200,647	17,955,630
Five Prime Therapeutics Inc.[a,b]	368,043	5,664,182
Foundation Medicine Inc.[a,b]	489,590	9,032,936
Genomic Health Inc.[a,b]	461,723	9,770,059
Geron Corp.[a,b]	2,267,876	6,259,338
Gilead Sciences Inc.	7,018,868	689,182,649
Grifols SA ADR	1,127,111	34,264,174
Halozyme Therapeutics Inc.[a,b]	1,808,421	24,287,094
ImmunoGen Inc.[a,b]	1,230,033	11,808,317

Security	Shares	Value
Immunomedics Inc.[a,b]	1,347,101	$2,317,014
Incyte Corp.[a]	2,554,544	281,842,840
Infinity Pharmaceuticals Inc.[a,b]	704,661	5,954,385
Inovio Pharmaceuticals Inc.[a,b]	1,016,737	5,876,740
Insmed Inc.[a,b]	880,812	16,356,679
Insys Therapeutics Inc.[a,b]	1,018,854	28,996,585
Intercept Pharmaceuticals Inc.[a,b]	342,095	56,739,877
Ironwood Pharmaceuticals Inc.[a,b]	1,790,422	18,656,197
Isis Pharmaceuticals Inc.[a,b]	1,698,962	68,672,044
Karyopharm Therapeutics Inc.[a,b]	509,808	5,368,278
Kite Pharma Inc.[a,b]	618,830	34,456,454
KYTHERA Biopharmaceuticals Inc.[a]	353,984	26,541,720
Lexicon Pharmaceuticals Inc.[a,b]	1,470,290	15,790,915
Ligand Pharmaceuticals Inc.[a,b]	281,350	24,097,627
MacroGenics Inc.[a,b]	487,064	10,432,911
MannKind Corp.[a,b]	5,875,086	18,859,026
Medivation Inc.[a,b]	2,311,722	98,248,185
Merrimack Pharmaceuticals Inc.[a,b]	1,583,849	13,478,555
Momenta Pharmaceuticals Inc.[a]	977,716	16,044,320
Myriad Genetics Inc.[a,b]	972,164	36,436,707
Neurocrine Biosciences Inc.[a,b]	1,221,085	48,586,972
NewLink Genetics Corp.[a,b]	406,617	14,573,153
Novavax Inc.[a,b]	3,803,578	26,891,296
OncoMed Pharmaceuticals Inc.[a,b]	431,045	7,151,037
Ophthotech Corp.[a,b]	492,684	19,963,556
Orexigen Therapeutics Inc.[a,b]	1,796,828	3,791,307
Osiris Therapeutics Inc.[a,b]	492,449	9,095,533
PDL BioPharma Inc.	2,339,724	11,768,812
Portola Pharmaceuticals Inc.[a]	743,899	31,704,975
Progenics Pharmaceuticals Inc.[a,b]	1,001,026	5,725,869
Prothena Corp. PLC[a]	444,686	20,162,063
PTC Therapeutics Inc.[a,b]	487,114	13,005,944
QLT Inc.[a]	783,337	2,083,676
Radius Health Inc.[a,b]	605,280	41,951,957
Raptor Pharmaceutical Corp.[a,b]	1,149,747	6,955,969
Regeneron Pharmaceuticals Inc.[a,b]	1,368,313	636,457,109
Regulus Therapeutics Inc.[a,b]	732,965	4,793,591
Repligen Corp.[a,b]	467,694	13,025,278
Retrophin Inc.[a,b]	508,942	10,311,165
Sage Therapeutics Inc.[a,b]	408,814	17,301,008
Sangamo BioSciences Inc.[a,b]	1,002,621	5,654,782
Sarepta Therapeutics Inc.[a,b]	585,324	18,794,754
Seattle Genetics Inc.[a,b]	1,770,085	68,254,478
Sinovac Biotech Ltd.[a,b]	802,736	4,077,899

12	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NASDAQ BIOTECHNOLOGY ETF

September 30, 2015

Security	Shares	Value
Spectrum Pharmaceuticals Inc.[a,b]	964,462	$5,767,483
Synergy Pharmaceuticals Inc.[a,b]	1,603,398	8,498,009
Synta Pharmaceuticals Corp.[a]	1,934,848	3,366,636
Ultragenyx Pharmaceutical Inc.[a,b]	546,847	52,666,835
United Therapeutics Corp.[a,b]	645,716	84,743,768
Vanda Pharmaceuticals Inc.[a]	600,272	6,771,068
Verastem Inc.[a,b]	533,115	954,276
Versartis Inc.[a]	420,818	4,852,032
Vertex Pharmaceuticals Inc.[a,b]	2,892,798	301,255,984
XOMA Corp.[a]	1,694,352	1,273,644
Zafgen Inc.[a]	384,583	12,287,427

		6,498,391,660
HEALTH CARE EQUIPMENT & SUPPLIES — 0.08%
Cerus Corp.[a,b]	1,408,383	6,394,059

		6,394,059
LIFE SCIENCES TOOLS & SERVICES — 6.16%
Affymetrix Inc.[a,b]	1,139,836	9,734,199
Albany Molecular Research Inc.[a,b]	506,568	8,824,415
Bio-Techne Corp.	528,503	48,865,387
Compugen Ltd.[a,b]	728,429	3,765,978
Illumina Inc.[a,b]	1,866,813	328,223,062
Luminex Corp.[a,b]	606,887	10,262,459
Pacific Biosciences of California Inc.[a,b]	1,080,491	3,954,597
QIAGEN NVa	3,287,755	84,824,079
Sequenom Inc.[a,b]	1,701,321	2,977,312

		501,431,488
PHARMACEUTICALS — 14.20%
AcelRx Pharmaceuticals Inc.[a]	625,386	1,907,427
Aerie Pharmaceuticals Inc.[a,b]	366,003	6,492,893
Akorn Inc.[a]	1,626,787	46,371,564
Alimera Sciences Inc.[a,b]	655,692	1,449,079
Amphastar Pharmaceuticals Inc.[a,b]	652,228	7,624,545
ANI Pharmaceuticals Inc.[a,b]	162,872	6,435,073
Aratana Therapeutics Inc.[a,b]	500,214	4,231,811
Cempra Inc.[a,b]	628,308	17,492,095
Depomed Inc.[a,b]	779,494	14,693,462
Endo International PLC[a]	2,950,064	204,380,434
Endocyte Inc.[a,b]	611,693	2,801,554
Flamel Technologies SA ADR[a]	561,865	9,164,018
GW Pharmaceuticals PLC ADR[a]	211,420	19,317,445
Horizon Pharma PLC[a]	2,249,977	44,594,544
Impax Laboratories Inc.[a,b]	1,029,164	36,236,865

Security	Shares	Value
Jazz Pharmaceuticals PLC[a]	869,730	$115,508,841
Medicines Co. (The)[a,b]	950,800	36,092,368
Mylan NVa	6,960,553	280,231,864
Nektar Therapeutics[a,b]	1,869,329	20,487,846
Omeros Corp.[a,b]	534,123	5,853,988
Pacira Pharmaceuticals Inc./DEa,b	520,264	21,382,850
Pernix Therapeutics Holdings Inc.[a,b]	865,133	2,733,820
POZEN Inc.[a,b]	468,228	2,732,110
Relypsa Inc.[a,b]	586,345	10,853,246
Revance Therapeutics Inc.[a,b]	342,204	10,183,991
Sagent Pharmaceuticals Inc.[a]	474,927	7,280,631
SciClone Pharmaceuticals Inc.[a]	714,483	4,958,512
Shire PLC ADR	694,938	142,622,126
Sucampo Pharmaceuticals Inc. Class Aa,b	649,430	12,904,174
Supernus Pharmaceuticals Inc.[a,b]	689,679	9,676,196
Tetraphase Pharmaceuticals Inc.[a,b]	527,009	3,931,487
Theravance Biopharma Inc.[a,b]	488,549	5,369,154
Theravance Inc.[b]	1,660,591	11,923,043
VIVUS Inc.[a]	1,526,142	2,502,873
XenoPort Inc.[a,b]	904,386	3,138,219
ZS Pharma Inc.[a]	354,101	23,250,272

		1,156,810,420

TOTAL COMMON STOCKS
(Cost: $9,928,733,223)		8,163,027,627

SHORT-TERM INVESTMENTS — 12.89%

MONEY MARKET FUNDS — 12.89%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[c,d,e]	988,621,060	988,621,060
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%[c,d,e]	54,189,873	54,189,873
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[c,d]	6,867,856	6,867,856

		1,049,678,789

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,049,678,789)		1,049,678,789

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® NASDAQ BIOTECHNOLOGY ETF

September 30, 2015

Value
TOTAL INVESTMENTS IN SECURITIES — 113.10%
(Cost: $10,978,412,012)	$9,212,706,416
Other Assets, Less Liabilities — (13.10)%	(1,066,842,666)

NET ASSETS — 100.00%	$8,145,863,750

ADR — American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

14	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® NORTH AMERICAN NATURAL RESOURCES ETF

September 30, 2015

Security	Shares	Value
COMMON STOCKS — 99.79%

CONSTRUCTION MATERIALS — 1.86%
Eagle Materials Inc.	62,807	$4,297,255
Martin Marietta Materials Inc.	83,752	12,726,116
Vulcan Materials Co.	166,479	14,849,927

		31,873,298
CONTAINERS & PACKAGING — 5.47%
AptarGroup Inc.	78,525	5,179,509
Avery Dennison Corp.	114,328	6,467,535
Ball Corp.	172,719	10,743,122
Bemis Co. Inc.	121,853	4,821,723
Berry Plastics Group Inc.[a,b]	149,587	4,498,081
Crown Holdings Inc.[a]	174,280	7,973,310
Graphic Packaging Holding Co.	410,791	5,254,017
Greif Inc. Class A	32,282	1,030,119
Owens-Illinois Inc.[a,b]	201,766	4,180,591
Packaging Corp. of America	122,177	7,350,168
Sealed Air Corp.	257,310	12,062,693
Silgan Holdings Inc.	50,844	2,645,922
Sonoco Products Co.	126,216	4,763,392
WestRock Co.	327,293	16,835,952

		93,806,134
ENERGY EQUIPMENT & SERVICES — 16.45%
Atwood Oceanics Inc.[b]	73,135	1,083,129
Baker Hughes Inc.	544,783	28,350,507
Bristow Group Inc.	43,673	1,142,486
Cameron International Corp.[a]	239,389	14,679,334
Core Laboratories NV	53,232	5,312,554
Diamond Offshore Drilling Inc.[b]	81,030	1,401,819
Dril-Quip Inc.[a,b]	48,211	2,806,844
Ensco PLC Class A	294,674	4,149,010
Exterran Holdings Inc.	86,420	1,555,560
FMC Technologies Inc.[a]	286,875	8,893,125
Forum Energy Technologies Inc.[a]	81,707	997,642
Frank’s International NV	42,067	644,887
Halliburton Co.	1,068,267	37,763,238
Helix Energy Solutions Group Inc.[a,b]	121,001	579,595
Helmerich & Payne Inc.	134,727	6,367,198
Nabors Industries Ltd.	364,848	3,447,814
National Oilwell Varco Inc.	479,734	18,061,985
Noble Corp. PLC	302,298	3,298,071
Oceaneering International Inc.	122,224	4,800,959
Oil States International Inc.[a]	64,544	1,686,535

Security	Shares	Value
Patterson-UTI Energy Inc.	184,798	$2,428,246
Precision Drilling Corp.	364,042	1,354,236
Rowan Companies PLC Class A	155,674	2,514,135
RPC Inc.	77,464	685,556
Schlumberger Ltd.	1,581,476	109,074,400
SEACOR Holdings Inc.[a,b]	20,641	1,234,538
Superior Energy Services Inc.	188,046	2,375,021
Transocean Ltd.	427,181	5,519,179
U.S. Silica Holdings Inc.	67,030	944,453
Unit Corp.[a,b]	63,385	713,715
Weatherford International PLC[a,b]	969,257	8,219,299

		282,085,070
METALS & MINING — 6.46%
Agnico Eagle Mines Ltd.	271,798	6,881,925
Alcoa Inc.	1,637,216	15,815,507
Barrick Gold Corp.	1,456,041	9,260,421
Compass Minerals International Inc.	42,105	3,299,769
Eldorado Gold Corp.	900,756	2,900,434
Franco-Nevada Corp.	196,088	8,631,794
Freeport-McMoRan Inc.	1,420,942	13,768,928
Goldcorp Inc.	1,037,760	12,992,755
Kinross Gold Corp.[a]	1,434,220	2,466,859
New Gold Inc.[a,b]	637,990	1,448,237
Newmont Mining Corp.	661,373	10,628,264
Pan American Silver Corp.	188,317	1,195,813
Royal Gold Inc.	81,537	3,830,608
Silver Wheaton Corp.	505,515	6,071,235
Stillwater Mining Co.[a,b]	151,996	1,570,119
Tahoe Resources Inc.	279,789	2,165,567
Teck Resources Ltd. Class B	583,979	2,803,099
Turquoise Hill Resources Ltd.[a]	1,232,864	3,143,803
Yamana Gold Inc.	1,191,989	2,026,381

		110,901,518
OIL, GAS & CONSUMABLE FUELS — 67.98%
Anadarko Petroleum Corp.	634,913	38,342,396
Antero Resources Corp.[a,b]	97,540	2,063,946
Apache Corp.	472,459	18,501,494
Baytex Energy Corp.[b]	255,488	817,562
Cabot Oil & Gas Corp.	517,276	11,307,653
California Resources Corp.	394,698	1,026,215
Cameco Corp.	494,793	6,021,631
Canadian Natural Resources Ltd.	1,367,751	26,602,757
Carrizo Oil & Gas Inc.[a]	60,733	1,854,786
Cenovus Energy Inc.	1,041,461	15,788,549

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® NORTH AMERICAN NATURAL RESOURCES ETF

September 30, 2015

Security	Shares	Value
Cheniere Energy Inc.[a]	295,715	$14,283,035
Chesapeake Energy Corp.[b]	646,693	4,740,260
Chevron Corp.	1,773,605	139,901,962
Cimarex Energy Co.	118,074	12,100,224
Cobalt International Energy Inc.[a,b]	421,855	2,986,733
Concho Resources Inc.[a]	150,375	14,781,863
ConocoPhillips	1,541,520	73,931,299
CONSOL Energy Inc.	285,674	2,799,605
Continental Resources Inc./OKa,b	103,158	2,988,487
CVR Energy Inc.	19,923	817,839
Denbury Resources Inc.[b]	445,304	1,086,542
Devon Energy Corp.	482,897	17,910,650
Diamondback Energy Inc.[a]	82,650	5,339,190
Encana Corp.	1,051,269	6,770,172
Energen Corp.	98,460	4,909,216
Enerplus Corp.	256,482	1,246,503
EOG Resources Inc.	686,345	49,965,916
EQT Corp.	190,504	12,338,944
Exxon Mobil Corp.	1,850,372	137,575,158
Gulfport Energy Corp.[a]	135,040	4,007,987
Hess Corp.	301,403	15,088,234
HollyFrontier Corp.	235,714	11,512,272
Kinder Morgan Inc./DE	2,246,304	62,177,695
Kosmos Energy Ltd.[a,b]	180,228	1,005,672
Laredo Petroleum Inc.[a,b]	155,253	1,464,036
Marathon Oil Corp.	846,492	13,035,977
Marathon Petroleum Corp.	670,106	31,046,011
Memorial Resource Development Corp.[a,b]	108,369	1,905,127
Murphy Oil Corp.	202,911	4,910,446
Newfield Exploration Co.[a]	203,756	6,703,572
Noble Energy Inc.	531,332	16,035,600
Oasis Petroleum Inc.[a,b]	173,783	1,508,436
Occidental Petroleum Corp.	954,759	63,157,308
ONEOK Inc.	261,487	8,419,881
Parsley Energy Inc. Class Aa,b	98,460	1,483,792
PBF Energy Inc.	107,500	3,034,725
Pengrowth Energy Corp.[b]	667,054	573,666
Penn West Petroleum Ltd.[b]	626,631	282,109
Phillips 66	598,422	45,982,746
Pioneer Natural Resources Co.	186,618	22,700,214
QEP Resources Inc.	202,064	2,531,862
Range Resources Corp.	211,746	6,801,282
Rice Energy Inc.[a,b]	71,286	1,151,982
SemGroup Corp. Class A	55,029	2,379,454

Security	Shares	Value
SM Energy Co.	85,403	$2,736,312
Southwestern Energy Co.[a,b]	480,686	6,099,905
Spectra Energy Corp.	839,122	22,043,735
Suncor Energy Inc.	1,806,899	48,280,341
Targa Resources Corp.	60,851	3,135,044
Tesoro Corp.	153,868	14,962,124
TransCanada Corp.	886,064	27,981,901
Ultra Petroleum Corp.[a,b]	192,282	1,228,682
Valero Energy Corp.	621,297	37,339,950
Western Refining Inc.	88,749	3,915,606
Whiting Petroleum Corp.[a]	254,849	3,891,544
Williams Companies Inc. (The)	852,666	31,420,742
World Fuel Services Corp.	89,792	3,214,554
WPX Energy Inc.[a,b]	293,190	1,940,918

		1,165,892,031
PAPER & FOREST PRODUCTS — 1.57%
Domtar Corp.	78,975	2,823,356
International Paper Co.	522,134	19,731,444
KapStone Paper and Packaging Corp.	107,679	1,777,780
Louisiana-Pacific Corp.[a]	178,520	2,542,125

		26,874,705

TOTAL COMMON STOCKS
(Cost: $2,424,647,725)		1,711,432,756

SHORT-TERM INVESTMENTS — 3.05%

MONEY MARKET FUNDS — 3.05%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[c,d,e]	37,770,457	37,770,457
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%[c,d,e]	2,070,335	2,070,335
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[c,d]	12,496,499	12,496,499

		52,337,291

TOTAL SHORT-TERM INVESTMENTS
(Cost: $52,337,291)		52,337,291

16	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NORTH AMERICAN NATURAL RESOURCES ETF

September 30, 2015

Value
TOTAL INVESTMENTS IN SECURITIES — 102.84%
(Cost: $2,476,985,016)	$1,763,770,047
Other Assets, Less Liabilities — (2.84)%	(48,628,016)

NET ASSETS — 100.00%	$1,715,142,031

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited)

iSHARES® NORTH AMERICAN TECH ETF

September 30, 2015

Security	Shares	Value
COMMON STOCKS — 99.93%

COMMUNICATIONS EQUIPMENT — 7.51%
ADTRAN Inc.	9,822	$143,401
ARRIS Group Inc.[a]	26,038	676,207
Brocade Communications Systems Inc.	80,736	838,040
Ciena Corp.[a,b]	23,741	491,914
Cisco Systems Inc.	987,787	25,929,409
CommScope Holding Co. Inc.[a]	24,531	736,666
EchoStar Corp. Class Aa	8,586	369,456
F5 Networks Inc.[a,b]	13,803	1,598,387
Finisar Corp.[a,b]	20,235	225,216
Harris Corp.	24,074	1,761,013
Infinera Corp.[a]	28,046	548,580
InterDigital Inc./PA	7,053	356,882
Ixia[a]	11,656	168,895
Juniper Networks Inc.	68,751	1,767,588
Lumentum Holdings Inc.[a]	9,141	154,940
Motorola Solutions Inc.	31,162	2,130,858
NETGEAR Inc.[a]	6,323	184,442
NetScout Systems Inc.[a]	19,368	685,046
Palo Alto Networks Inc.[a]	13,780	2,370,160
Plantronics Inc.	6,937	352,746
Polycom Inc.[a]	26,346	276,106
QUALCOMM Inc.	305,176	16,397,106
Ubiquiti Networks Inc.[b]	5,118	173,449
ViaSat Inc.[a]	8,621	554,244
Viavi Solutions Inc.[a]	45,711	245,468

		59,136,219
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.55%
Amphenol Corp. Class A	60,096	3,062,492
Anixter International Inc.[a]	5,465	315,768
Arrow Electronics Inc.[a]	18,355	1,014,664
Avnet Inc.	26,136	1,115,484
AVX Corp.	9,128	119,486
Belden Inc.	8,352	389,955
Benchmark Electronics Inc.[a]	9,763	212,443
CDW Corp./DE	27,361	1,117,970
Celestica Inc.[a]	24,708	318,486
Cognex Corp.	17,134	588,896
Coherent Inc.[a]	4,684	256,215
Corning Inc.	238,311	4,079,884
Dolby Laboratories Inc. Class A	9,339	304,451

Security	Shares	Value
FEI Co.	8,020	$585,781
FLIR Systems Inc.	27,487	769,361
Ingram Micro Inc. Class A	30,291	825,127
InvenSense Inc.[a,b]	15,050	139,815
IPG Photonics Corp.[a]	7,085	538,247
Itron Inc.[a]	7,341	234,251
Jabil Circuit Inc.	37,536	839,680
Keysight Technologies Inc.[a]	32,899	1,014,605
Knowles Corp.[a,b]	17,310	319,023
Littelfuse Inc.	4,404	401,425
Methode Electronics Inc.	7,633	243,493
National Instruments Corp.	19,969	554,939
OSI Systems Inc.[a]	3,559	273,901
Plexus Corp.[a]	6,714	259,026
Sanmina Corp.[a,b]	15,641	334,248
SYNNEX Corp.	5,591	475,570
TE Connectivity Ltd.	78,219	4,684,536
Tech Data Corp.[a]	6,867	470,390
Trimble Navigation Ltd.[a]	49,967	820,458
Universal Display Corp.[a]	7,957	269,742
Vishay Intertechnology Inc.	26,852	260,196
Zebra Technologies Corp. Class Aa	10,158	777,595

		27,987,603
INTERNET & CATALOG RETAIL — 8.08%
Amazon.com Inc.[a]	74,486	38,128,638
Expedia Inc.	19,449	2,288,758
Groupon Inc.[a,b]	92,458	301,413
Lands’ End Inc.[a,b]	2,981	80,517
Liberty TripAdvisor Holdings Inc. Class Aa	13,133	291,159
Netflix Inc.[a]	82,810	8,550,961
Priceline Group Inc. (The)[a]	9,847	12,179,360
Shutterfly Inc.[a]	7,028	251,251
Travelport Worldwide Ltd.	17,562	232,170
TripAdvisor Inc.[a,b]	21,945	1,382,974

		63,687,201
INTERNET SOFTWARE & SERVICES — 17.24%
Akamai Technologies Inc.[a]	34,717	2,397,556
Alphabet Inc. Class Aa	52,837	33,729,556
Alphabet Inc. Class Ca	53,912	32,801,139
Bankrate Inc.[a]	11,820	122,337
comScore Inc.[a]	6,317	291,530
Cornerstone OnDemand Inc.[a]	9,678	319,374
CoStar Group Inc.[a,b]	6,311	1,092,182
Demandware Inc.[a,b]	6,455	333,594

18	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NORTH AMERICAN TECH ETF

September 30, 2015

Security	Shares	Value
eBay Inc.[a]	217,574	$5,317,509
Endurance International Group Holdings Inc.[a,b]	11,278	150,674
Envestnet Inc.[a]	6,910	207,093
Facebook Inc. Class Aa	438,873	39,454,683
Gogo Inc.[a]	9,339	142,700
GrubHub Inc.[a,b]	14,831	360,987
HomeAway Inc.[a]	18,378	487,752
IAC/InterActiveCorp	14,853	969,455
j2 Global Inc.	8,997	637,437
LinkedIn Corp. Class Aa	22,258	4,231,914
LogMeIn Inc.[a,b]	4,825	328,872
NIC Inc.	12,081	213,954
Pandora Media Inc.[a,b]	38,365	818,709
Rackspace Hosting Inc.[a,b]	23,342	576,081
Shutterstock Inc.[a,b]	3,518	106,384
Twitter Inc.[a]	110,442	2,975,307
VeriSign Inc.[a]	19,416	1,369,993
Web.com Group Inc.[a]	10,162	214,215
WebMD Health Corp.[a]	7,075	281,868
Yahoo! Inc.[a]	168,357	4,867,201
Yelp Inc.[a,b]	10,743	232,693
Zillow Group Inc. Class Aa,b	8,639	248,198
Zillow Group Inc. Class Ca,b	19,887	536,949

		135,817,896
IT SERVICES — 18.42%
Accenture PLC Class A	121,204	11,909,505
Acxiom Corp.[a]	15,414	304,581
Alliance Data Systems Corp.[a,b]	11,942	3,092,739
Automatic Data Processing Inc.	90,550	7,276,598
Blackhawk Network Holdings Inc.[a]	10,562	447,723
Booz Allen Hamilton Holding Corp.	19,141	501,686
Broadridge Financial Solutions Inc.	22,990	1,272,496
CACI International Inc. Class Aa	4,751	351,431
Cardtronics Inc.[a,b]	8,898	290,965
CGI Group Inc. Class Aa	54,260	1,964,755
Cognizant Technology Solutions Corp. Class Aa	118,488	7,418,534
Computer Sciences Corp.	26,890	1,650,508
Convergys Corp.	19,105	441,517
CoreLogic Inc./U.S.[a]	17,316	644,675
DST Systems Inc.	6,474	680,676
EPAM Systems Inc.[a,b]	7,877	586,994
Euronet Worldwide Inc.[a]	9,726	720,599
EVERTEC Inc.	12,763	230,627

Security	Shares	Value
Fidelity National Information Services Inc.	54,738	$3,671,825
Fiserv Inc.[a]	45,598	3,949,243
FleetCor Technologies Inc.[a]	14,938	2,055,768
Gartner Inc.[a]	16,143	1,354,882
Genpact Ltd.[a]	31,066	733,468
Global Payments Inc.	12,660	1,452,482
Heartland Payment Systems Inc.	7,078	445,985
International Business Machines Corp.	175,026	25,373,519
Jack Henry & Associates Inc.	15,743	1,095,870
Leidos Holdings Inc.	12,208	504,312
ManTech International Corp./VA Class A	4,841	124,414
MasterCard Inc. Class A	193,783	17,463,724
MAXIMUS Inc.	12,822	763,678
NeuStar Inc. Class Aa,b	10,366	282,059
Paychex Inc.	62,491	2,976,446
PayPal Holdings Inc.[a]	215,588	6,691,852
Sabre Corp.	26,173	711,382
Science Applications International Corp.	7,878	316,774
Syntel Inc.[a,b]	6,125	277,524
TeleTech Holdings Inc.	3,169	84,897
Teradata Corp.[a,b]	27,483	795,908
Total System Services Inc.	32,726	1,486,742
Unisys Corp.[a]	9,819	116,846
Vantiv Inc. Class Aa	28,511	1,280,714
VeriFone Systems Inc.[a,b]	22,219	616,133
Visa Inc. Class A	378,998	26,401,001
Western Union Co. (The)	99,417	1,825,296
WEX Inc.[a,b]	7,465	648,261
Xerox Corp.	195,298	1,900,250

		145,187,864
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 11.93%
Advanced Micro Devices Inc.[a,b]	122,407	210,540
Altera Corp.	58,799	2,944,654
Amkor Technology Inc.[a]	18,916	84,933
Analog Devices Inc.	60,974	3,439,543
Applied Materials Inc.	233,390	3,428,499
Atmel Corp.	81,012	653,767
Avago Technologies Ltd.	50,507	6,313,880
Broadcom Corp. Class A	108,513	5,580,824
Cabot Microelectronics Corp.[a]	4,675	181,110

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® NORTH AMERICAN TECH ETF

September 30, 2015

Security	Shares	Value
Cavium Inc.[a]	10,853	$666,049
Cirrus Logic Inc.[a,b]	12,420	391,354
Cree Inc.[a,b]	20,327	492,523
Cypress Semiconductor Corp.	65,136	554,959
Diodes Inc.[a]	7,425	158,672
Entegris Inc.[a,b]	27,458	362,171
Fairchild Semiconductor International Inc.[a]	22,423	314,819
First Solar Inc.[a]	14,869	635,650
Freescale Semiconductor Ltd.[a]	21,548	788,226
Integrated Device Technology Inc.[a]	29,031	589,329
Intel Corp.	923,322	27,828,925
Intersil Corp. Class A	26,004	304,247
KLA-Tencor Corp.	30,622	1,531,100
Lam Research Corp.	30,750	2,008,897
Linear Technology Corp.	46,607	1,880,592
M/A-COM Technology Solutions Holdings Inc.[a]	3,798	110,104
Marvell Technology Group Ltd.	90,662	820,491
Maxim Integrated Products Inc.	54,996	1,836,866
Microchip Technology Inc.	41,033	1,768,112
Micron Technology Inc.[a]	209,250	3,134,565
Microsemi Corp.[a]	18,462	605,923
MKS Instruments Inc.	10,276	344,554
Monolithic Power Systems Inc.	7,223	369,818
NVIDIA Corp.	99,538	2,453,612
OmniVision Technologies Inc.[a]	11,433	300,231
ON Semiconductor Corp.[a]	80,257	754,416
PMC-Sierra Inc.[a]	36,885	249,711
Power Integrations Inc.	5,762	242,984
Qorvo Inc.[a]	29,067	1,309,468
Rambus Inc.[a,b]	22,897	270,185
Semtech Corp.[a]	13,052	197,085
Silicon Laboratories Inc.[a]	7,875	327,128
Skyworks Solutions Inc.	37,077	3,122,254
SunEdison Inc.[a,b]	60,539	434,670
SunPower Corp.[a,b]	10,306	206,532
Synaptics Inc.[a]	7,081	583,899
Teradyne Inc.	40,984	738,122
Tessera Technologies Inc.	9,167	297,102
Texas Instruments Inc.	199,262	9,867,454
Veeco Instruments Inc.[a]	7,939	162,829
Xilinx Inc.	50,280	2,131,872

		93,985,250

Security	Shares	Value
SOFTWARE — 20.79%
ACI Worldwide Inc.[a,b]	23,094	$487,745
Activision Blizzard Inc.	97,784	3,020,548
Adobe Systems Inc.[a,b]	96,639	7,945,659
ANSYS Inc.[a]	17,521	1,544,301
Aspen Technology Inc.[a]	16,599	629,268
Autodesk Inc.[a]	43,971	1,940,880
Barracuda Networks Inc.[a]	4,053	63,146
Blackbaud Inc.	9,055	508,167
CA Inc.	60,908	1,662,788
Cadence Design Systems Inc.[a,b]	56,642	1,171,357
CDK Global Inc.	31,114	1,486,627
Citrix Systems Inc.[a]	31,239	2,164,238
CommVault Systems Inc.[a]	8,369	284,211
Electronic Arts Inc.[a]	60,601	4,105,718
Ellie Mae Inc.[a]	5,642	375,588
FactSet Research Systems Inc.	8,003	1,278,959
Fair Isaac Corp.	6,112	516,464
FireEye Inc.[a,b]	27,360	870,595
Fortinet Inc.[a]	28,279	1,201,292
Guidewire Software Inc.[a,b]	13,630	716,665
HubSpot Inc.[a]	1,865	86,480
Imperva Inc.[a]	5,034	329,626
Infoblox Inc.[a]	10,203	163,044
Intuit Inc.	53,905	4,784,069
Manhattan Associates Inc.[a]	14,272	889,146
Mentor Graphics Corp.	19,554	481,615
Microsoft Corp.	1,553,286	68,748,438
MicroStrategy Inc. Class Aa	1,799	353,450
NetSuite Inc.[a,b]	7,137	598,794
Nuance Communications Inc.[a]	48,717	797,497
Open Text Corp.[b]	23,772	1,063,797
Oracle Corp.	631,623	22,814,223
Paycom Software Inc.[a]	6,348	227,957
Paylocity Holding Corp.[a,b]	3,345	100,317
Pegasystems Inc.	7,027	172,934
Progress Software Corp.[a]	9,591	247,736
Proofpoint Inc.[a,b]	7,645	461,146
PTC Inc.[a]	22,192	704,374
Qlik Technologies Inc.[a]	17,917	653,075
RealPage Inc.[a]	10,200	169,524
Red Hat Inc.[a]	35,667	2,563,744
Rovi Corp.[a]	17,300	181,477
salesforce.com inc.[a]	120,486	8,365,343
ServiceNow Inc.[a,b]	28,414	1,973,352

20	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NORTH AMERICAN TECH ETF

September 30, 2015

Security	Shares	Value
SolarWinds Inc.[a,b]	12,985	$509,531
Solera Holdings Inc.	13,141	709,614
Splunk Inc.[a,b]	24,438	1,352,643
SS&C Technologies Holdings Inc.	15,111	1,058,374
Symantec Corp.	132,996	2,589,432
Synchronoss Technologies Inc.[a,b]	7,475	245,180
Synopsys Inc.[a]	30,314	1,399,900
Tableau Software Inc. Class Aa	9,609	766,606
Take-Two Interactive Software Inc.[a]	16,666	478,814
TiVo Inc.[a]	18,965	164,237
Tyler Technologies Inc.[a]	6,578	982,161
Ultimate Software Group Inc. (The)[a]	5,556	994,580
Verint Systems Inc.[a]	12,043	519,655
VMware Inc. Class Aa	15,188	1,196,663
Workday Inc. Class Aa,b	20,882	1,437,934
Zendesk Inc.[a]	10,446	205,891
Zynga Inc. Class Aa,b	149,352	340,523

		163,857,112
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 12.41%
3D Systems Corp.[a,b]	20,417	235,816
Apple Inc.	603,149	66,527,335
BlackBerry Ltd.[a,b]	89,634	549,456
Diebold Inc.	12,665	377,037
Electronics For Imaging Inc.[a,b]	9,177	397,181
EMC Corp./MA	373,644	9,027,239
Hewlett-Packard Co.	350,680	8,980,915
Lexmark International Inc. Class A	12,092	350,426
NCR Corp.[a]	30,698	698,379
NetApp Inc.	58,335	1,726,716
Nimble Storage Inc.[a,b]	9,532	229,912
QLogic Corp.[a,b]	17,525	179,631
SanDisk Corp.	39,741	2,159,129
Seagate Technology PLC	58,713	2,630,342
Super Micro Computer Inc.[a]	7,084	193,110
Western Digital Corp.	44,690	3,550,174

		97,812,798

TOTAL COMMON STOCKS
(Cost: $640,846,849)		787,471,943

Security	Shares	Value
SHORT-TERM INVESTMENTS — 3.64%

MONEY MARKET FUNDS — 3.64%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[c,d,e]	25,178,651	$25,178,651
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%[c,d,e]	1,380,132	1,380,132
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[c,d]	2,148,923	2,148,923

		28,707,706

TOTAL SHORT-TERM INVESTMENTS
(Cost: $28,707,706)		28,707,706

TOTAL INVESTMENTS IN SECURITIES — 103.57%
(Cost: $669,554,555)		816,179,649
Other Assets, Less Liabilities — (3.57)%		(28,100,173)

NET ASSETS — 100.00%		$788,079,476

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited)

iSHARES® NORTH AMERICAN TECH-MULTIMEDIA NETWORKING ETF

September 30, 2015

Security	Shares	Value
COMMON STOCKS — 99.90%

COMMUNICATIONS EQUIPMENT — 99.90%
ADTRAN Inc.	107,067	$1,563,178
ARRIS Group Inc.[a]	224,888	5,840,341
Brocade Communications Systems Inc.	609,345	6,325,001
Ciena Corp.[a,b]	271,881	5,633,374
Cisco Systems Inc.	449,694	11,804,468
CommScope Holding Co. Inc.[a,b]	190,027	5,706,511
EchoStar Corp. Class Aa	94,919	4,084,365
F5 Networks Inc.[a]	52,212	6,046,150
Finisar Corp.[a,b]	228,682	2,545,231
Harris Corp.	157,307	11,507,007
Infinera Corp.[a,b]	299,277	5,853,858
InterDigital Inc./PA	77,085	3,900,501
Ixia[a]	130,038	1,884,251
Juniper Networks Inc.	244,023	6,273,831
Lumentum Holdings Inc.[a,b]	100,233	1,698,949
Motorola Solutions Inc.	170,922	11,687,646
NETGEAR Inc.[a]	68,980	2,012,147
Palo Alto Networks Inc.[a]	66,566	11,449,352
Plantronics Inc.	75,633	3,845,938
Polycom Inc.[a]	286,246	2,999,858
QUALCOMM Inc.	213,428	11,467,486
Ubiquiti Networks Inc.[b]	56,652	1,919,936
ViaSat Inc.[a,b]	95,380	6,131,980
Viavi Solutions Inc.[a]	505,110	2,712,441

		134,893,800

TOTAL COMMON STOCKS
(Cost: $142,993,720)		134,893,800

SHORT-TERM INVESTMENTS — 7.32%

MONEY MARKET FUNDS — 7.32%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[c,d,e]	9,053,804	9,053,804
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%[c,d,e]	496,272	496,272

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[c,d]	334,624	$334,624

		9,884,700

TOTAL SHORT-TERM INVESTMENTS
(Cost: $9,884,700)		9,884,700

TOTAL INVESTMENTS IN SECURITIES — 107.22%
(Cost: $152,878,420)		144,778,500
Other Assets, Less Liabilities — (7.22)%		(9,751,693)

NET ASSETS — 100.00%		$135,026,807

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

22	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® NORTH AMERICAN TECH-SOFTWARE ETF

September 30, 2015

Security	Shares	Value
COMMON STOCKS — 99.98%

APPLICATION SOFTWARE — 55.47%
ACI Worldwide Inc.[a,b]	234,982	$4,962,820
Adobe Systems Inc.[a]	971,975	79,915,784
ANSYS Inc.[a,b]	179,817	15,849,070
Aspen Technology Inc.[a,b]	170,324	6,456,983
Autodesk Inc.[a]	451,222	19,916,939
Blackbaud Inc.	93,503	5,247,388
Cadence Design Systems Inc.[a,b]	581,247	12,020,188
CDK Global Inc.	319,290	15,255,676
Citrix Systems Inc.[a]	320,566	22,208,812
Ellie Mae Inc.[a,b]	59,031	3,929,694
FactSet Research Systems Inc.	82,614	13,202,543
Fair Isaac Corp.	62,112	5,248,464
Guidewire Software Inc.[a,b]	140,731	7,399,636
HubSpot Inc.[a,b]	19,697	913,350
Intuit Inc.	553,170	49,093,837
Manhattan Associates Inc.[a]	146,450	9,123,835
Mentor Graphics Corp.	198,770	4,895,705
MicroStrategy Inc. Class Aa	18,612	3,656,700
Nuance Communications Inc.[a,b]	500,822	8,198,456
Open Text Corp.	243,954	10,916,942
Paycom Software Inc.[a,b]	65,249	2,343,092
Paylocity Holding Corp.[a,b]	34,336	1,029,737
Pegasystems Inc.	71,747	1,765,694
PTC Inc.[a,b]	227,742	7,228,531
Qlik Technologies Inc.[a,b]	184,246	6,715,767
RealPage Inc.[a,b]	104,753	1,740,995
salesforce.com inc.[a]	1,096,851	76,154,365
SolarWinds Inc.[a,b]	132,942	5,216,644
Solera Holdings Inc.	133,714	7,220,556
Splunk Inc.[a,b]	250,771	13,880,175
SS&C Technologies Holdings Inc.	156,250	10,943,750
Synchronoss Technologies Inc.[a]	78,748	2,582,934
Synopsys Inc.[a,b]	311,085	14,365,905
TiVo Inc.[a]	193,841	1,678,663
Tyler Technologies Inc.[a,b]	67,550	10,085,891
Ultimate Software Group Inc. (The)[a,b]	57,024	10,207,866
Verint Systems Inc.[a,b]	122,397	5,281,431
Workday Inc. Class Aa,b	215,438	14,835,061
Zendesk Inc.[a,b]	108,826	2,144,960

		493,834,839

Security	Shares	Value
COMMUNICATIONS EQUIPMENT — 0.80%
NetScout Systems Inc.[a]	200,949	$7,107,566

		7,107,566
HOME ENTERTAINMENT SOFTWARE — 9.16%
Activision Blizzard Inc.	1,003,431	30,995,984
Electronic Arts Inc.[a]	621,872	42,131,828
Take-Two Interactive Software Inc.[a]	170,361	4,894,471
Zynga Inc. Class Aa	1,565,822	3,570,074

		81,592,357
SYSTEMS SOFTWARE — 34.55%
Barracuda Networks Inc.[a,b]	44,586	694,650
CA Inc.	625,026	17,063,210
CommVault Systems Inc.[a]	84,378	2,865,477
FireEye Inc.[a,b]	283,023	9,005,792
Fortinet Inc.[a,b]	290,202	12,327,781
Imperva Inc.[a,b]	52,489	3,436,980
Infoblox Inc.[a,b]	105,636	1,688,063
Microsoft Corp.	1,766,858	78,201,135
NetSuite Inc.[a,b]	74,104	6,217,326
Oracle Corp.	2,033,887	73,463,998
Progress Software Corp.[a]	99,740	2,576,284
Proofpoint Inc.[a,b]	79,831	4,815,406
Red Hat Inc.[a,b]	366,013	26,309,014
Rovi Corp.[a,b]	173,379	1,818,746
ServiceNow Inc.[a,b]	292,705	20,328,362
Symantec Corp.	1,364,792	26,572,500
Tableau Software Inc. Class Aa	99,516	7,939,387
VMware Inc. Class Aa,b	155,846	12,279,106

		307,603,217

TOTAL COMMON STOCKS
(Cost: $891,309,750)		890,137,979

SHORT-TERM INVESTMENTS — 8.36%

MONEY MARKET FUNDS — 8.36%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[c,d,e]	69,646,184	69,646,184
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%[c,d,e]	3,817,558	3,817,558

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® NORTH AMERICAN TECH-SOFTWARE ETF

September 30, 2015

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[c,d]	958,030	$958,030

		74,421,772

TOTAL SHORT-TERM INVESTMENTS
(Cost: $74,421,772)		74,421,772

TOTAL INVESTMENTS IN SECURITIES — 108.34%
(Cost: $965,731,522)		964,559,751
Other Assets, Less Liabilities — (8.34)%		(74,257,302)

NET ASSETS — 100.00%		$890,302,449

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

24	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® PHLX SEMICONDUCTOR ETF

September 30, 2015

Security	Shares	Value
COMMON STOCKS — 99.91%

COMMUNICATIONS EQUIPMENT — 8.59%
Infinera Corp.[a]	160,502	$3,139,419
QUALCOMM Inc.	520,770	27,980,972

		31,120,391
SEMICONDUCTOR EQUIPMENT — 13.31%
Applied Materials Inc.	915,917	13,454,821
ASML Holding NV NYS[b]	78,603	6,915,492
KLA-Tencor Corp.	180,916	9,045,800
Lam Research Corp.	181,656	11,867,587
SunEdison Inc.[a,c]	361,795	2,597,688
Teradyne Inc.	242,141	4,360,959

		48,242,347
SEMICONDUCTORS — 74.49%
Analog Devices Inc.	263,736	14,877,348
ARM Holdings PLC ADR	150,604	6,513,623
Atmel Corp.	480,478	3,877,457
Avago Technologies Ltd.[c]	233,905	29,240,464
Cavium Inc.[a,c]	63,909	3,922,095
Cypress Semiconductor Corp.	384,988	3,280,098
Intel Corp.	1,032,413	31,116,928
Linear Technology Corp.	275,345	11,110,171
Marvell Technology Group Ltd.	594,411	5,379,420
Maxim Integrated Products Inc.	326,551	10,906,803
Microchip Technology Inc.[c]	242,434	10,446,481
Micron Technology Inc.[a]	897,775	13,448,670
Microsemi Corp.[a]	109,623	3,597,827
NVIDIA Corp.	618,981	15,257,882
NXP Semiconductors NVa,c	174,049	15,154,446
ON Semiconductor Corp.[a]	474,195	4,457,433
Qorvo Inc.[a,c]	171,707	7,735,400
Skyworks Solutions Inc.	168,662	14,203,027
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,078,522	22,379,331
Texas Instruments Inc.	615,907	30,499,715
Xilinx Inc.	297,027	12,593,945

		269,998,564
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.52%
SanDisk Corp.	234,788	12,756,032

		12,756,032

TOTAL COMMON STOCKS
(Cost: $439,453,782)		362,117,334

Security	Shares	Value
SHORT-TERM INVESTMENTS — 4.89%

MONEY MARKET FUNDS — 4.89%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[d,e,f]	14,959,910	$14,959,910
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%[d,e,f]	820,006	820,006
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[d,e]	1,936,609	1,936,609

		17,716,525

TOTAL SHORT-TERM INVESTMENTS
(Cost: $17,716,525)		17,716,525

TOTAL INVESTMENTS IN SECURITIES — 104.80%
(Cost: $457,170,307)		379,833,859
Other Assets, Less Liabilities — (4.80)%		(17,395,263)

NET ASSETS — 100.00%		$362,438,596

ADR — American Depositary Receipts

NYS — New York Registered Shares

[a]	Non-income earning security.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	25

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

September 30, 2015

	iShares Nasdaq Biotechnology ETF	iShares North American Natural Resources ETF	iShares North American Tech ETF

ASSETS
Investments, at cost:
Unaffiliated	$9,928,733,223	$2,424,647,725	$640,846,849
Affiliated (Note 2)	1,049,678,789	52,337,291	28,707,706

Total cost of investments	$10,978,412,012	$2,476,985,016	$669,554,555

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$8,163,027,627	$1,711,432,756	$787,471,943
Affiliated (Note 2)	1,049,678,789	52,337,291	28,707,706

Total fair value of investments	9,212,706,416	1,763,770,047	816,179,649
Receivables:
Investment securities sold	—	—	8,160
Dividends and interest	1,279,517	2,466,727	243,917
Capital shares sold	2,227,662	168,176	—

Total Assets	9,216,213,595	1,766,404,950	816,431,726

LIABILITIES
Payables:
Investment securities purchased	23,544,057	—	—
Collateral for securities on loan (Note 1)	1,042,810,933	39,840,792	26,558,783
Capital shares redeemed	690,189	166,505	—
Distribution to shareholders	61,132	10,562,897	1,483,305
Investment advisory fees (Note 2)	3,243,534	692,725	310,162

Total Liabilities	1,070,349,845	51,262,919	28,352,250

NET ASSETS	$8,145,863,750	$1,715,142,031	$788,079,476

Net assets consist of:
Paid-in capital	$8,834,523,638	$2,722,020,881	$665,701,622
Undistributed (distributions in excess of) net investment income	(3,898,221)	(1,183,933)	13,311
Undistributed net realized gain (accumulated net realized loss)	1,080,943,929	(292,474,884)	(24,260,551)
Net unrealized appreciation (depreciation)	(1,765,705,596)	(713,220,033)	146,625,094

NET ASSETS	$8,145,863,750	$1,715,142,031	$788,079,476

Shares outstanding[b]	26,900,000	59,100,000	7,850,000

Net asset value per share	$302.82	$29.02	$100.39

[a]	Securities on loan with values of $1,013,991,082, $38,049,086 and $25,909,819, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

26	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2015

	iShares North American Tech-Multimedia Networking ETF	iShares North American Tech-Software ETF	iShares PHLX Semiconductor ETF

ASSETS
Investments, at cost:
Unaffiliated	$142,993,720	$891,309,750	$439,453,782
Affiliated (Note 2)	9,884,700	74,421,772	17,716,525

Total cost of investments	$152,878,420	$965,731,522	$457,170,307

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$134,893,800	$890,137,979	$362,117,334
Affiliated (Note 2)	9,884,700	74,421,772	17,716,525

Total fair value of investments	144,778,500	964,559,751	379,833,859
Receivables:
Investment securities sold	—	—	40,182
Dividends and interest	109,059	11,692	23,751
Capital shares sold	—	3,702	74,911

Total Assets	144,887,559	964,575,145	379,972,703

LIABILITIES
Payables:
Collateral for securities on loan (Note 1)	9,550,076	73,463,742	15,779,916
Capital shares redeemed	1,667	—	7,525
Distribution to shareholders	254,577	467,083	1,611,551
Investment advisory fees (Note 2)	54,432	341,871	135,115

Total Liabilities	9,860,752	74,272,696	17,534,107

NET ASSETS	$135,026,807	$890,302,449	$362,438,596

Net assets consist of:
Paid-in capital	$256,015,598	$910,907,291	$514,751,991
Distributions in excess of net investment income	(6,632)	(61,119)	(414,868)
Accumulated net realized loss	(112,882,239)	(19,371,952)	(74,562,079)
Net unrealized depreciation	(8,099,920)	(1,171,771)	(77,336,448)

NET ASSETS	$135,026,807	$890,302,449	$362,438,596

Shares outstanding[b]	3,750,000	9,400,000	4,450,000

Net asset value per share	$36.01	$94.71	$81.45

[a]	Securities on loan with values of $9,333,998, $71,761,957 and $15,459,678, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	27

Statements of Operations (Unaudited)

iSHARES® TRUST

	iShares Nasdaq Biotechnology ETF	iShares North American Natural Resources ETF	iShares North American Tech ETF
	Six months ended September 30, 2015	Period from August 1, 2015 to September 30, 2015[a]	Period from August 1, 2015 to September 30, 2015[a]

NET INVESTMENT INCOME
Dividends — unaffiliated[b]	$14,734,564	$9,997,494	$2,110,674
Interest — affiliated (Note 2)	556	113	41
Securities lending income — affiliated — net (Note 2)	7,582,676	150,798	23,036

Total investment income	22,317,796	10,148,405	2,133,751

EXPENSES
Investment advisory fees (Note 2)	20,954,980	1,444,340	637,135

Total expenses	20,954,980	1,444,340	637,135

Net investment income	1,362,816	8,704,065	1,496,616

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(41,844,706)	(12,909,111)	(2,182,758)
In-kind redemptions — unaffiliated	1,352,249,893	18,926,024	11,528,780
Foreign currency transactions	—	1,216	—

Net realized gain	1,310,405,187	6,018,129	9,346,022

Net change in unrealized appreciation/depreciation	(2,359,441,984)	(242,946,016)	(65,698,891)

Net realized and unrealized loss	(1,049,036,797)	(236,927,887)	(56,352,869)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,047,673,981)	$(228,223,822)	$(54,856,253)

[a]	The Fund’s fiscal year-end was changed from July 31 to March 31.
[b]	Net of foreign withholding tax of $49,930, $274,757 and $646, respectively.

See notes to financial statements.

28	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

	iShares North American Tech-Multimedia Networking ETF	iShares North American Tech-Software ETF	iShares PHLX Semiconductor ETF
	Period from August 1, 2015 to September 30, 2015[a]	Period from August 1, 2015 to September 30, 2015[a]	Period from August 1, 2015 to September 30, 2015[a]

NET INVESTMENT INCOME
Dividends — unaffiliated[b]	$287,672	$1,124,291	$1,468,527
Interest — affiliated (Note 2)	6	70	18
Securities lending income — affiliated — net (Note 2)	22,902	18,589	10,238

Total investment income	310,580	1,142,950	1,478,783

EXPENSES
Investment advisory fees (Note 2)	112,994	736,986	282,100

Total expenses	112,994	736,986	282,100

Net investment income	197,586	405,964	1,196,683

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(556,889)	(2,925,579)	(5,431,075)
In-kind redemptions — unaffiliated	514,369	27,994,927	(13,443,851)

Net realized gain (loss)	(42,520)	25,069,348	(18,874,926)

Net change in unrealized appreciation/depreciation	(13,063,154)	(99,488,025)	(8,171,025)

Net realized and unrealized loss	(13,105,674)	(74,418,677)	(27,045,951)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(12,908,088)	$(74,012,713)	$(25,849,268)

[a]	The Fund’s fiscal year-end was changed from July 31 to March 31.
[b]	Net of foreign withholding tax of $ —, $7,495 and $ —, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	29

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Nasdaq Biotechnology ETF		iShares North American Natural Resources ETF
	Six months ended September 30, 2015 (Unaudited)	Year ended March 31, 2015	Period from August 1, 2015 to September 30, 2015 (Unaudited)[a]	Year ended July 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,362,816	$1,645,001	$8,704,065	$43,272,119
Net realized gain (loss)	1,310,405,187	1,512,710,431	6,018,129	(24,802,757)
Net change in unrealized appreciation/depreciation	(2,359,441,984)	775,108,729	(242,946,016)	(782,077,769)

Net increase (decrease) in net assets resulting from operations	(1,047,673,981)	2,289,464,161	(228,223,822)	(763,608,407)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,501,836)	(9,051,115)	(10,562,897)	(41,026,019)

Total distributions to shareholders	(1,501,836)	(9,051,115)	(10,562,897)	(41,026,019)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	9,298,355,499	11,920,349,794	180,506,008	524,355,084
Cost of shares redeemed	(8,455,651,457)	(10,893,937,762)	(155,553,039)	(212,928,181)

Net increase in net assets from capital share transactions	842,704,042	1,026,412,032	24,952,969	311,426,903

INCREASE (DECREASE) IN NET ASSETS	(206,471,775)	3,306,825,078	(213,833,750)	(493,207,523)

NET ASSETS
Beginning of period	8,352,335,525	5,045,510,447	1,928,975,781	2,422,183,304

End of period	$8,145,863,750	$8,352,335,525	$1,715,142,031	$1,928,975,781

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(3,898,221)	$(3,759,201)	$(1,183,933)	$674,899

SHARES ISSUED AND REDEEMED
Shares sold	26,500,000	43,000,000	5,850,000	13,350,000
Shares redeemed	(23,900,000)	(40,050,000)	(5,150,000)	(5,350,000)

Net increase in shares outstanding	2,600,000	2,950,000	700,000	8,000,000

[a]	The Fund’s fiscal year-end was changed from July 31 to March 31.

See notes to financial statements.

30	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares North American Tech ETF		iShares North American Tech-Multimedia Networking ETF
	Period from August 1, 2015 to September 30, 2015 (Unaudited)[a]	Year ended July 31, 2015	Period from August 1, 2015 to September 30, 2015 (Unaudited)[a]	Year ended July 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,496,616	$6,615,211	$197,586	$1,217,804
Net realized gain (loss)	9,346,022	50,981,039	(42,520)	22,909,938
Net change in unrealized appreciation/depreciation	(65,698,891)	38,235,343	(13,063,154)	658,929

Net increase (decrease) in net assets resulting from operations	(54,856,253)	95,831,593	(12,908,088)	24,786,671

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,483,305)	(6,741,637)	(254,577)	(1,271,995)

Total distributions to shareholders	(1,483,305)	(6,741,637)	(254,577)	(1,271,995)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	46,729,493	123,600,299	—	30,829,122
Cost of shares redeemed	(25,808,078)	(105,532,958)	(3,601,647)	(226,585,564)

Net increase (decrease) in net assets from capital share transactions	20,921,415	18,067,341	(3,601,647)	(195,756,442)

INCREASE (DECREASE) IN NET ASSETS	(35,418,143)	107,157,297	(16,764,312)	(172,241,766)

NET ASSETS
Beginning of period	823,497,619	716,340,322	151,791,119	324,032,885

End of period	$788,079,476	$823,497,619	$135,026,807	$151,791,119

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$13,311	$—	$(6,632)	$50,359

SHARES ISSUED AND REDEEMED
Shares sold	450,000	1,200,000	—	850,000
Shares redeemed	(250,000)	(1,050,000)	(100,000)	(6,500,000)

Net increase (decrease) in shares outstanding	200,000	150,000	(100,000)	(5,650,000)

[a]	The Fund’s fiscal year-end was changed from July 31 to March 31.

See notes to financial statements.

FINANCIAL STATEMENTS	31

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares North American Tech-Software ETF		iShares PHLX Semiconductor ETF
	Period from August 1, 2015 to September 30, 2015 (Unaudited)[a]	Year ended July 31, 2015	Period from August 1, 2015 to September 30, 2015 (Unaudited)[a]	Year ended July 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$405,964	$2,954,865	$1,196,683	$8,571,083
Net realized gain (loss)	25,069,348	161,609,716	(18,874,926)	104,969,304
Net change in unrealized appreciation/depreciation	(99,488,025)	55,415,406	(8,171,025)	(68,151,543)

Net increase (decrease) in net assets resulting from operations	(74,012,713)	219,979,987	(25,849,268)	45,388,844

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(467,083)	(3,012,527)	(1,611,551)	(9,730,336)

Total distributions to shareholders	(467,083)	(3,012,527)	(1,611,551)	(9,730,336)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	71,915,152	658,515,276	326,707,061	1,404,290,668
Cost of shares redeemed	(187,771,680)	(770,032,664)	(334,991,889)	(1,525,083,199)

Net decrease in net assets from capital share transactions	(115,856,528)	(111,517,388)	(8,284,828)	(120,792,531)

INCREASE (DECREASE) IN NET ASSETS	(190,336,324)	105,450,072	(35,745,647)	(85,134,023)

NET ASSETS
Beginning of period	1,080,638,773	975,188,701	398,184,243	483,318,266

End of period	$890,302,449	$1,080,638,773	$362,438,596	$398,184,243

Distributions in excess of net investment income included in net assets at end of period	$(61,119)	$—	$(414,868)	$—

SHARES ISSUED AND REDEEMED
Shares sold	750,000	7,050,000	3,950,000	15,500,000
Shares redeemed	(1,900,000)	(8,000,000)	(4,050,000)	(16,800,000)

Net decrease in shares outstanding	(1,150,000)	(950,000)	(100,000)	(1,300,000)

[a]	The Fund’s fiscal year-end was changed from July 31 to March 31.

See notes to financial statements.

32	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Nasdaq Biotechnology ETF
	Six months ended Sep. 30, 2015 (Unaudited)	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011
Net asset value, beginning of period	$343.72	$236.32	$159.94	$123.34	$100.16	$90.93

Income from investment operations:
Net investment income (loss)[a]	0.06	0.08 [b]	(0.09)	0.32	0.03	0.43
Net realized and unrealized gain (loss)[c]	(40.90)	107.77	76.54	36.91	23.19	9.31

Total from investment operations	(40.84)	107.85	76.45	37.23	23.22	9.74

Less distributions from:
Net investment income	(0.06)	(0.45)	(0.07)	(0.63)	(0.04)	(0.51)

Total distributions	(0.06)	(0.45)	(0.07)	(0.63)	(0.04)	(0.51)

Net asset value, end of period	$302.82	$343.72	$236.32	$159.94	$123.34	$100.16

Total return	(11.88)%[d]	45.69%	47.81%	30.28%	23.19%	10.79%

Ratios/Supplemental data:
Net assets, end of period (000s)	$8,145,864	$8,352,336	$5,045,510	$2,591,108	$1,837,827	$1,477,397
Ratio of expenses to average net assets[e]	0.47%	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income (loss) to average net assets[e]	0.03%	0.03%[b]	(0.05)%	0.24%	0.03%	0.49%
Portfolio turnover rate[f]	11%	33%	39%	14%	19%	13%

[a]	Based on average shares outstanding throughout each period.
[b]	Includes a special distribution from Theravance Inc. Excluding such special distribution, the net investment loss would have been $(0.07) per share and (0.02)% of average net assets.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	33

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares North American Natural Resources ETF
	Period from Aug. 1, 2015 to Sep. 30, 2015 (Unaudited)[a]	Year ended Jul. 31, 2015	Year ended Jul. 31, 2014	Year ended Jul. 31, 2013	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011
Net asset value, beginning of period	$33.03	$48.06	$40.54	$36.56	$44.13	$32.93

Income from investment operations:
Net investment income[b]	0.15	0.78	0.66	0.64	0.51	0.41
Net realized and unrealized gain (loss)[c]	(3.98)	(15.08)	7.52	4.02	(7.59)	11.37

Total from investment operations	(3.83)	(14.30)	8.18	4.66	(7.08)	11.78

Less distributions from:
Net investment income	(0.18)	(0.73)	(0.66)	(0.68)	(0.49)	(0.58)

Total distributions	(0.18)	(0.73)	(0.66)	(0.68)	(0.49)	(0.58)

Net asset value, end of period	$29.02	$33.03	$48.06	$40.54	$36.56	$44.13

Total return	(11.61)%[d]	(29.99)%	20.33%	12.84%	(16.04)%	35.89%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,715,142	$1,928,976	$2,422,183	$2,000,529	$1,692,521	$2,224,242
Ratio of expenses to average net assets[e]	0.47%	0.47%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	2.86%	1.96%	1.50%	1.62%	1.34%	1.00%
Portfolio turnover rate[f]	2%	9%	7%	7%	8%	11%

[a]	The Fund’s fiscal year-end was changed from July 31 to March 31.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

34	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares North American Tech ETF
	Period from Aug. 1, 2015 to Sep. 30, 2015 (Unaudited)[a]	Year ended Jul. 31, 2015	Year ended Jul. 31, 2014	Year ended Jul. 31, 2013	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011
Net asset value, beginning of period	$107.65	$95.51	$77.54	$65.74	$61.97	$52.01

Income from investment operations:
Net investment income[b]	0.19	0.88	0.79	0.74	0.40	0.28
Net realized and unrealized gain (loss)[c]	(7.26)	12.16	17.98	11.78	3.80	9.98

Total from investment operations	(7.07)	13.04	18.77	12.52	4.20	10.26

Less distributions from:
Net investment income	(0.19)	(0.90)	(0.80)	(0.72)	(0.43)	(0.30)

Total distributions	(0.19)	(0.90)	(0.80)	(0.72)	(0.43)	(0.30)

Net asset value, end of period	$100.39	$107.65	$95.51	$77.54	$65.74	$61.97

Total return	(6.57)%[d]	13.70%	24.29%	19.16%	6.80%	19.73%

Ratios/Supplemental data:
Net assets, end of period (000s)	$788,079	$823,498	$716,340	$585,445	$479,902	$415,214
Ratio of expenses to average net assets[e]	0.47%	0.47%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	1.11%	0.87%	0.90%	1.04%	0.64%	0.46%
Portfolio turnover rate[f]	2%	6%	9%	9%	9%	12%

[a]	The Fund’s fiscal year-end was changed from July 31 to March 31.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	35

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares North American Tech-Multimedia Networking ETF
	Period from Aug. 1, 2015 to Sep. 30, 2015 (Unaudited)[a]	Year ended Jul. 31, 2015	Year ended Jul. 31, 2014	Year ended Jul. 31, 2013	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011
Net asset value, beginning of period	$39.43	$34.11	$29.97	$24.52	$29.06	$27.42

Income from investment operations:
Net investment income (loss)[b]	0.05	0.21	0.14	0.33	0.15	(0.02)
Net realized and unrealized gain (loss)[c]	(3.40)	5.34	4.13	5.81	(4.53)	1.69

Total from investment operations	(3.35)	5.55	4.27	6.14	(4.38)	1.67

Less distributions from:
Net investment income	(0.07)	(0.23)	(0.13)	(0.69)	(0.14)	(0.03)
Return of capital	—	—	—	—	(0.02)	—

Total distributions	(0.07)	(0.23)	(0.13)	(0.69)	(0.16)	(0.03)

Net asset value, end of period	$36.01	$39.43	$34.11	$29.97	$24.52	$29.06

Total return	(8.50)%[d]	16.31%	14.25%	25.16%	(15.12)%	6.07%

Ratios/Supplemental data:
Net assets, end of period (000s)	$135,027	$151,791	$324,033	$227,783	$197,422	$194,675
Ratio of expenses to average net assets[e]	0.47%	0.47%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income (loss) to average net assets[e]	0.83%	0.59%	0.44%	1.18%	0.54%	(0.05)%
Portfolio turnover rate[f]	9%	23%	30%	25%	33%	28%

[a]	The Fund’s fiscal year-end was changed from July 31 to March 31.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

36	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares North American Tech-Software ETF
	Period from Aug. 1, 2015 to Sep. 30, 2015 (Unaudited)[a]	Year ended Jul. 31, 2015	Year ended Jul. 31, 2014	Year ended Jul. 31, 2013	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011
Net asset value, beginning of period	$102.43	$84.80	$73.32	$59.36	$59.10	$47.24

Income from investment operations:
Net investment income (loss)[b]	0.04	0.24	0.23	0.25	0.09	(0.07)
Net realized and unrealized gain (loss)[c]	(7.71)	17.63	11.59	13.88	0.27	11.93

Total from investment operations	(7.67)	17.87	11.82	14.13	0.36	11.86

Less distributions from:
Net investment income	(0.05)	(0.24)	(0.34)	(0.17)	(0.10)	—

Total distributions	(0.05)	(0.24)	(0.34)	(0.17)	(0.10)	—

Net asset value, end of period	$94.71	$102.43	$84.80	$73.32	$59.36	$59.10

Total return	(7.49)%[d]	21.10%	16.14%	23.84%	0.61%	25.11%

Ratios/Supplemental data:
Net assets, end of period (000s)	$890,302	$1,080,639	$975,189	$729,551	$599,532	$585,114
Ratio of expenses to average net assets[e]	0.47%	0.47%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income (loss) to average net assets[e]	0.26%	0.25%	0.29%	0.38%	0.16%	(0.12)%
Portfolio turnover rate[f]	3%	15%	13%	15%	10%	18%

[a]	The Fund’s fiscal year-end was changed from July 31 to March 31.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	37

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares PHLX Semiconductor ETF
	Period from Aug. 1, 2015 to Sep. 30, 2015 (Unaudited)[a]	Year ended Jul. 31, 2015	Year ended Jul. 31, 2014	Year ended Jul. 31, 2013	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011
Net asset value, beginning of period	$87.51	$82.62	$64.95	$52.19	$52.40	$45.98

Income from investment operations:
Net investment income[b]	0.28	1.45 [c]	0.87	0.75	0.55	0.44
Net realized and unrealized gain (loss)[d]	(5.89)	4.96	17.78	12.76	(0.32)	6.49

Total from investment operations	(5.61)	6.41	18.65	13.51	0.23	6.93

Less distributions from:
Net investment income	(0.45)	(1.52)	(0.98)	(0.75)	(0.44)	(0.51)

Total distributions	(0.45)	(1.52)	(0.98)	(0.75)	(0.44)	(0.51)

Net asset value, end of period	$81.45	$87.51	$82.62	$64.95	$52.19	$52.40

Total return	(6.40)%[e]	7.65%	28.89%[f]	26.15%	0.45%	15.02%

Ratios/Supplemental data:
Net assets, end of period (000s)	$362,439	$398,184	$483,318	$207,826	$208,750	$165,054
Ratio of expenses to average net assets[g]	0.47%	0.47%	0.47%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[g]	2.01%	1.59%[c]	1.16%	1.33%	1.06%	0.81%
Portfolio turnover rate[h]	12%	21%	34%	16%	27%	52%

[a]	The Fund’s fiscal year-end was changed from July 31 to March 31.
[b]	Based on average shares outstanding throughout each period.
[c]	Includes a special distribution from KLA-Tencor Corp. Excluding such special distribution, the net investment income would have been $0.97 per share and 1.06% of average net assets.
[d]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Not annualized.
[f]	Includes payment from an affiliate. Not including these proceeds, the Fund’s total return would have been 28.87%.
[g]	Annualized for periods of less than one year.
[h]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

38	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Nasdaq Biotechnology	Non-diversified
North American Natural Resources[a]	Non-diversified
North American Tech[a]	Non-diversified
North American Tech-Multimedia Networking[a]	Non-diversified
North American Tech-Software[a]	Non-diversified
PHLX Semiconductor[a]	Non-diversified

[a]	The Fund’s fiscal year-end changed from July 31 to March 31.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant

NOTES TO FINANCIAL STATEMENTS	39

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

40	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

As of September 30, 2015, the value of each of the Funds’ investments was classified as Level 1. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of September 30, 2015 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes,” and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2015, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

NOTES TO FINANCIAL STATEMENTS	41

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of September 30, 2015, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of September 30, 2015 and the total value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

42	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of September 30, 2015:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Nasdaq Biotechnology
Barclays Capital Inc.	$7,276,377	$7,276,377	$—
BMO Capital Markets	293,089	293,089 53,052,341	—
BNP Paribas Prime Brokerage Inc.	53,052,341		—
Citigroup Global Markets Inc.	67,898,013	67,898,013	—
Credit Suisse Securities (USA) LLC	43,756,192	43,756,192	—
Deutsche Bank Securities Inc.	127,550,624	127,550,624	—
Goldman Sachs & Co.	156,724,551	156,724,551	—
HSBC Bank PLC	5,262,209	5,262,209	—
Jefferies LLC	10,505,773	10,505,773	—
JPMorgan Clearing Corp.	170,899,493	170,899,493	—
Merrill Lynch, Pierce, Fenner & Smith	90,933,296	90,933,296	—
Mizuho Securities USA Inc.	915,612	915,612	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	214,289,379	214,289,379	—
National Financial Services LLC	10,007,697	10,007,697	—
Nomura Securities International Inc.	1,356,986	1,356,986	—
Scotia Capital (USA) Inc.	680,063	680,063	—
SG Americas Securities LLC	704,747	704,747	—
State Street Bank & Trust Company	18,285,331	18,285,331	—
Timber Hill LLC	42,186	42,186	—
UBS Securities LLC	24,076,010	24,076,010	—
Wells Fargo Securities LLC	9,481,113	9,481,113	—

	$1,013,991,082	$1,013,991,082	$—

North American Natural Resources
Barclays Capital Inc.	$2,598,934	$2,598,934	$—
BNP Paribas Prime Brokerage Inc.	1,285,283	1,285,283	—
Citigroup Global Markets Inc.	2,914,780	2,914,780	—
Credit Suisse Securities (USA) LLC	290,474	290,474	—
Deutsche Bank Securities Inc.	2,840,411	2,840,411	—
Goldman Sachs & Co.	4,303,855	4,303,855	—
JPMorgan Clearing Corp.	14,347,173	14,347,173	—
Merrill Lynch, Pierce, Fenner & Smith	1,253,491	1,253,491	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	4,416,327	4,416,327	—
National Financial Services LLC	1,697,069	1,697,069	—
Nomura Securities International Inc.	34,680	34,680	—
State Street Bank & Trust Company	1,694,669	1,694,669	—
UBS Securities LLC	371,940	371,940	—

	$38,049,086	$38,049,086	$—

NOTES TO FINANCIAL STATEMENTS	43

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
North American Tech
Barclays Capital Inc.	$63,797	$63,797	$—
BNP Paribas Prime Brokerage Inc.	1,142,502	1,142,502	—
Citigroup Global Markets Inc.	916,634	916,634	—
Credit Suisse Securities (USA) LLC	511,403	511,403	—
Deutsche Bank Securities Inc.	556,762	556,762	—
Goldman Sachs & Co.	4,000,744	4,000,744	—
HSBC Bank PLC	938	938	—
Jefferies LLC	42,613	42,613	—
JPMorgan Clearing Corp.	10,711,573	10,711,573	—
Merrill Lynch, Pierce, Fenner & Smith	833,156	833,156	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	689,889	689,889	—
National Financial Services LLC	669,293	669,293	—
SG Americas Securities LLC	14,105	14,105	—
State Street Bank & Trust Company	5,130,825	5,130,825	—
UBS Securities LLC	625,585	625,585	—

	$25,909,819	$25,909,819	$—

North American Tech-Multimedia Networking
BNP Paribas Prime Brokerage Inc.	$960,500	$960,500	$—
Citigroup Global Markets Inc.	237,596	237,596	—
Credit Suisse Securities (USA) LLC	192,330	192,330	—
Deutsche Bank Securities Inc.	8,975	8,975	—
Goldman Sachs & Co.	1,857,150	1,857,150	—
JPMorgan Clearing Corp.	75,571	75,571	—
Merrill Lynch, Pierce, Fenner & Smith	534,152	534,152	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	3,797,043	3,797,043	—
State Street Bank & Trust Company	201,743	201,743	—
UBS Securities LLC	1,468,938	1,468,938	—

	$9,333,998	$9,333,998	$—

North American Tech-Software
Barclays Capital Inc.	$22,299	$22,299	$—
BNP Paribas Prime Brokerage Inc.	1,134,430	1,134,430	—
Citigroup Global Markets Inc.	7,411,451	7,411,451	—
Credit Suisse Securities (USA) LLC	1,221,399	1,221,399	—
Deutsche Bank Securities Inc.	388,792	388,792	—
Goldman Sachs & Co.	20,755,712	20,755,712	—
HSBC Bank PLC	2,033,523	2,033,523	—
Jefferies LLC	1,355,990	1,355,990	—
JPMorgan Clearing Corp.	16,603,984	16,603,984	—
Merrill Lynch, Pierce, Fenner & Smith	6,958,563	6,958,563	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	6,965,556	6,965,556	—
National Financial Services LLC	1,478,970	1,478,970	—
Nomura Securities International Inc.	644,203	644,203	—
State Street Bank & Trust Company	3,652,159	3,652,159	—
Timber Hill LLC	82,251	82,251	—
UBS Securities LLC	1,052,675	1,052,675	—

	$71,761,957	$71,761,957	$—

44	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
PHLX Semiconductor
BNP Paribas Prime Brokerage Inc.	$7,376	$7,376	$—
Credit Suisse Securities (USA) LLC	1,053,696	1,053,696	—
Deutsche Bank Securities Inc.	73,573	73,573	—
JPMorgan Clearing Corp.	8,234,117	8,234,117	—
Merrill Lynch, Pierce, Fenner & Smith	1,109,273	1,109,273	—
Nomura Securities International Inc.	87,140	87,140	—
UBS Securities LLC	4,894,503	4,894,503	—

	$15,459,678	$15,459,678	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented for financial reporting purposes. The total collateral received is disclosed in each Fund’s statement of assets and liabilities.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

Effective July 1, 2015, for its investment advisory services to the iShares Nasdaq Biotechnology ETF, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.4800%		First $121 billion
0.4560	[a]	Over $121 billion, up to and including $181 billion
0.4332	[a]	Over $181 billion, up to and including $231 billion
0.4116	[a]	Over $231 billion, up to and including $281 billion
0.3910	[a]	Over $281 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

Prior to July 1, 2015, for its investment advisory services to the iShares Nasdaq Biotechnology ETF, BFA was entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.4800%		First $121 billion
0.4560	[a]	Over $121 billion, up to and including $211 billion
0.4332	[a]	Over $211 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

NOTES TO FINANCIAL STATEMENTS	45

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For its investment advisory services to each of the iShares North American Natural Resources, iShares North American Tech, iShares North American Tech-Multimedia Networking, iShares North American Tech-Software and iShares PHLX Semiconductor ETFs, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.48%	First $10 billion
0.43	Over $10 billion, up to and including $20 billion
0.38	Over $20 billion

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 71.5% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 75% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

For the period ended September 30, 2015, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
Nasdaq Biotechnology	$3,268,490
North American Natural Resources	62,993
North American Tech	11,006
North American Tech-Multimedia Networking	10,140
North American Tech-Software	10,009
PHLX Semiconductor	5,381

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trades for the period ended September 30, 2015, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

46	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the period ended September 30, 2015 were as follows:

iShares ETF	Purchases	Sales
Nasdaq Biotechnology	$957,327,898	$941,847,665
North American Natural Resources	28,970,215	29,000,803
North American Tech	14,233,054	14,394,361
North American Tech-Multimedia Networking	12,878,440	12,945,075
North American Tech-Software	32,297,988	31,816,078
PHLX Semiconductor	45,224,439	46,604,861

In-kind transactions (see Note 4) for the period ended September 30, 2015 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Nasdaq Biotechnology	$9,256,491,283	$8,400,353,931
North American Natural Resources	179,883,572	155,032,375
North American Tech	46,632,096	25,746,790
North American Tech-Multimedia Networking	—	3,595,509
North American Tech-Software	71,825,175	187,328,308
PHLX Semiconductor	325,588,702	332,782,322

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

NOTES TO FINANCIAL STATEMENTS	47

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

5.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its investment in equity instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Each Fund invests all or substantially all of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions affecting those market sectors may have a significant impact on its investment performance.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

48	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of March 31, 2015 or July 31, 2015, each Fund’s most recent fiscal year-end, as applicable, the following Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total
Nasdaq Biotechnology	$—	$—	$3,156,944	$79,449,573	$20,348,485	$102,955,002
North American Natural Resources	62,053,184	2,497,939	17,704,391	84,798,764	13,660,242	180,714,520
North American Tech	2,576,257	850,629	5,220,553	10,528,527	6,671,782	25,847,748
North American Tech-Multimedia Networking	53,838,741	20,065,788	1,494,613	14,891,975	14,653,934	104,945,051
North American Tech-Software	—	—	5,811,578	27,274,356	441,006	33,526,940
PHLX Semiconductor	13,007,779	17,237,123	6,663,495	4,103,013	12,256,265	53,267,675

[a]	Must be utilized prior to losses subject to expiration.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of September 30, 2015, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Nasdaq Biotechnology	$11,055,547,688	$50,974,327	$(1,893,815,599)	$(1,842,841,272)
North American Natural Resources	2,554,763,664	64,071,544	(855,065,161)	(790,993,617)
North American Tech	677,313,380	183,444,772	(44,578,503)	138,866,269
North American Tech-Multimedia Networking	155,669,844	11,261,863	(22,153,207)	(10,891,344)
North American Tech-Software	973,669,827	61,368,172	(70,478,248)	(9,110,076)
PHLX Semiconductor	459,419,856	1,648,350	(81,234,347)	(79,585,997)

Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2015, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	49

Board Review and Approval of Investment Advisory

Contract

iSHARES® TRUST

iShares Nasdaq Biotechnology ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 1, 2015 and May 6, 2015, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 21, 2015, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 24-25, 2015, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the Fund’s Lipper Group. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Lipper Group. The Board further noted that the Fund invests in the smaller, volatile biotechnology subsector, as compared to most of the competitor funds as determined by Lipper, which invest primarily in the broader healthcare sector.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2014, and a comparison of the Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as the Fund, Lipper also provided, and the Board reviewed,

50	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

a comparison of the Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Fund generally performed in line with its performance benchmark index over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that have a different investment objective and/or benchmark from the Fund. In addition, the Board noted that the Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Fund’s performance in comparison with its benchmark index. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 24-25, 2015 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Fund based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	51

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate, and that, following negotiations, BFA and the Board had agreed to revise the Advisory Contract for the Fund to provide for additional breakpoints, as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that the revisions to the Advisory Contract to provide additional breakpoints had been subject to further negotiation after receipt of management’s proposal, and that at the request of the Board, management had modified its initial proposal regarding adding additional breakpoints to the Fund. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objective and strategy as the Fund or that track the same index or a similar index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different, generally more extensive services provided to the Fund, as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services

52	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	53

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
North American Natural Resources	$0.179184	$—	$—	$0.179184	100%	—%	—%	100%
PHLX Semiconductor	0.355256	—	0.092397	0.447653	79	—	21	100

54	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC or The NASDAQ OMX Group, Inc., nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2015 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-313-0915

Item 2.	Code of Ethics.

Not applicable to this semi-annual filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this semi-annual filing.

Item 6.	Investments.

(a)	Full schedules of investments are attached.

(b)	Not applicable.

Schedule of Investments (Unaudited)

iShares® S&P 500 Growth ETF

September 30, 2015

Security	Shares	Value
COMMON STOCKS - 99.82%

AEROSPACE & DEFENSE - 2.06%
Boeing Co. (The)	420,858	$55,111,355
General Dynamics Corp.	267,859	36,951,149
Honeywell International Inc.	525,397	49,749,842
Lockheed Martin Corp.	232,279	48,153,759
Northrop Grumman Corp.	113,605	18,852,750
Precision Castparts Corp.	97,856	22,478,502
Rockwell Collins Inc.	109,390	8,952,478
Textron Inc.	164,022	6,173,788

		246,423,623

AIR FREIGHT & LOGISTICS - 0.81%
CH Robinson Worldwide Inc.	186,630	12,649,782
Expeditors International of Washington Inc.	116,981	5,503,956
FedEx Corp.	190,389	27,412,208
United Parcel Service Inc. Class B	524,642	51,776,919

		97,342,865

AIRLINES - 0.98%
American Airlines Group Inc.	628,640	24,410,091
Delta Air Lines Inc.	1,048,191	47,032,330
Southwest Airlines Co.	868,946	33,054,706
United Continental Holdings Inc.(a)	243,728	12,929,771

		117,426,898

AUTOMOBILES - 0.07%
Harley-Davidson Inc.	157,851	8,666,020

		8,666,020

BANKS - 1.47%
Regions Financial Corp.	786,110	7,082,851
U.S. Bancorp	1,047,104	42,941,735
Wells Fargo & Co.	2,462,269	126,437,513

		176,462,099

BEVERAGES - 2.82%
Brown-Forman Corp. Class B	139,699	13,536,833
Coca-Cola Co. (The)	2,889,046	115,908,526
Coca-Cola Enterprises Inc.	144,815	7,001,805
Constellation Brands Inc. Class A	226,661	28,380,224
Dr Pepper Snapple Group Inc.	251,587	19,887,952
Molson Coors Brewing Co. Class B	208,225	17,286,839
Monster Beverage Corp.(a)	200,412	27,083,678
PepsiCo Inc.	1,161,464	109,526,055

		338,611,912

BIOTECHNOLOGY - 6.54%
AbbVie Inc.	2,181,236	118,681,051
Alexion Pharmaceuticals Inc.(a)	298,031	46,609,068
Amgen Inc.	999,178	138,206,301
Baxalta Inc.	513,944	16,194,375

Schedule of Investments (Unaudited) (Continued)

iShares® S&P 500 Growth ETF

September 30, 2015

Biogen Inc.(a)	309,898	90,431,335
Celgene Corp.(a)	1,041,733	112,684,259
Gilead Sciences Inc.	1,933,908	189,890,427
Regeneron Pharmaceuticals Inc.(a)	101,894	47,394,975
Vertex Pharmaceuticals Inc.(a)	228,930	23,840,770

		783,932,561

BUILDING PRODUCTS - 0.08%
Allegion PLC	81,697	4,710,649
Masco Corp.	203,503	5,124,206

		9,834,855

CAPITAL MARKETS - 1.25%
Affiliated Managers Group Inc.(a)(b)	45,089	7,709,768
Ameriprise Financial Inc.	234,883	25,632,782
BlackRock Inc.(c)	108,056	32,143,418
Charles Schwab Corp. (The)	1,025,577	29,290,479
E*TRADE Financial Corp.(a)	153,627	4,044,999
Franklin Resources Inc.	259,993	9,687,339
Invesco Ltd.	322,107	10,059,402
Legg Mason Inc.	144,965	6,031,994
Northern Trust Corp.	141,021	9,611,991
T Rowe Price Group Inc.	226,101	15,714,020

		149,926,192

CHEMICALS - 1.91%
Air Products & Chemicals Inc.	181,117	23,106,907
Airgas Inc.	47,644	4,256,038
CF Industries Holdings Inc.	165,918	7,449,718
Ecolab Inc.	349,998	38,401,780
EI du Pont de Nemours & Co.	596,038	28,729,031
International Flavors & Fragrances Inc.	60,534	6,250,741
Monsanto Co.	406,920	34,726,553
PPG Industries Inc.	235,491	20,650,206
Praxair Inc.	200,109	20,383,103
Sherwin-Williams Co. (The)	104,519	23,284,743
Sigma-Aldrich Corp.	157,279	21,849,199

		229,088,019

COMMERCIAL SERVICES & SUPPLIES - 0.41%
Cintas Corp.	117,959	10,114,984
Stericycle Inc.(a)(b)	111,700	15,560,927
Tyco International PLC	272,285	9,110,656
Waste Management Inc.	276,875	13,791,144

		48,577,711

COMMUNICATIONS EQUIPMENT - 2.02%
Cisco Systems Inc.	4,289,251	112,592,839
F5 Networks Inc.(a)(b)	93,384	10,813,867
Motorola Solutions Inc.	100,776	6,891,063
QUALCOMM Inc.	2,070,457	111,245,654

		241,543,423

CONSTRUCTION & ENGINEERING - 0.03%
Quanta Services Inc.(a)(b)	126,624	3,065,567

		3,065,567

Schedule of Investments (Unaudited) (Continued)

iShares® S&P 500 Growth ETF

September 30, 2015

CONSTRUCTION MATERIALS - 0.19%
Martin Marietta Materials Inc.	88,221	13,405,181
Vulcan Materials Co.	105,084	9,373,493

		22,778,674

CONSUMER FINANCE - 0.63%
American Express Co.	661,731	49,054,119
Discover Financial Services	401,606	20,879,496
Navient Corp.	494,234	5,555,190

		75,488,805

CONTAINERS & PACKAGING - 0.13%
Ball Corp.	125,625	7,813,875
Sealed Air Corp.	174,076	8,160,683

		15,974,558

DISTRIBUTORS - 0.08%
Genuine Parts Co.	115,814	9,599,823

		9,599,823

DIVERSIFIED CONSUMER SERVICES - 0.07%
H&R Block Inc.	243,640	8,819,768

		8,819,768

DIVERSIFIED FINANCIAL SERVICES - 0.55%
Intercontinental Exchange Inc.	101,933	23,953,236
McGraw Hill Financial Inc.	226,264	19,571,836
Moody’s Corp.	229,667	22,553,299

		66,078,371

DIVERSIFIED TELECOMMUNICATION SERVICES - 0.17%
Frontier Communications Corp.	673,524	3,199,239
Level 3 Communications Inc.(a)	379,718	16,589,879

		19,789,118

ELECTRIC UTILITIES - 0.35%
Edison International	189,088	11,925,780
NextEra Energy Inc.	309,361	30,178,166

		42,103,946

ELECTRICAL EQUIPMENT - 0.16%
AMETEK Inc.	191,243	10,005,834
Rockwell Automation Inc.	90,082	9,140,620

		19,146,454

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.41%
Amphenol Corp. Class A	407,847	20,783,883
Corning Inc.	693,577	11,874,038
FLIR Systems Inc.	86,485	2,420,715
TE Connectivity Ltd.	243,728	14,596,870

		49,675,506

Schedule of Investments (Unaudited) (Continued)

iShares® S&P 500 Growth ETF

September 30, 2015

ENERGY EQUIPMENT & SERVICES - 0.56%
Cameron International Corp.(a)	111,353	6,828,166
FMC Technologies Inc.(a)	205,282	6,363,742
Schlumberger Ltd.	783,779	54,057,238

		67,249,146

FOOD & STAPLES RETAILING - 1.36%
CVS Health Corp.	1,468,603	141,690,817
Kroger Co. (The)	601,740	21,704,762

		163,395,579

FOOD PRODUCTS - 1.07%
Campbell Soup Co.	138,029	6,995,310
ConAgra Foods Inc.	222,486	9,012,908
General Mills Inc.	394,554	22,146,316
Hershey Co. (The)	119,378	10,968,450
Hormel Foods Corp.	101,399	6,419,571
Kellogg Co.	164,088	10,920,056
Keurig Green Mountain Inc.(b)	158,784	8,278,998
Kraft Heinz Co. (The)	391,607	27,639,622
McCormick & Co. Inc./MD	84,277	6,925,884
Mead Johnson Nutrition Co.	267,398	18,824,819

		128,131,934

GAS UTILITIES - 0.03%
AGL Resources Inc.	63,537	3,878,299

		3,878,299

HEALTH CARE EQUIPMENT & SUPPLIES - 3.01%
Abbott Laboratories	785,600	31,596,832
Baxter International Inc.	424,236	13,936,153
Becton Dickinson and Co.	277,083	36,757,831
Boston Scientific Corp.(a)	812,715	13,336,653
CR Bard Inc.	97,794	18,220,000
DENTSPLY International Inc.	114,286	5,779,443
Edwards Lifesciences Corp.(a)	141,662	20,140,087
Intuitive Surgical Inc.(a)	48,789	22,422,449
Medtronic PLC	1,863,543	124,745,569
St. Jude Medical Inc.	229,459	14,476,568
Stryker Corp.	416,844	39,225,020
Varian Medical Systems Inc.(a)(b)	89,812	6,626,329
Zimmer Biomet Holdings Inc.	150,538	14,140,034

		361,402,968

HEALTH CARE PROVIDERS & SERVICES - 2.19%
Aetna Inc.	206,742	22,619,642
AmerisourceBergen Corp.	270,687	25,712,558
Cigna Corp.	149,153	20,138,638
DaVita HealthCare Partners Inc.(a)(b)	224,293	16,223,113
Express Scripts Holding Co.(a)	418,381	33,872,126
HCA Holdings Inc.(a)	332,851	25,749,354
Henry Schein Inc.(a)(b)	74,571	9,897,063
McKesson Corp.	128,642	23,802,629
Patterson Companies Inc.	66,272	2,866,264
Tenet Healthcare Corp.(a)(b)	65,146	2,405,190
UnitedHealth Group Inc.	615,726	71,430,373
Universal Health Services Inc. Class B	63,823	7,965,749

		262,682,699

Schedule of Investments (Unaudited) (Continued)

iShares® S&P 500 Growth ETF

September 30, 2015

HEALTH CARE TECHNOLOGY - 0.20%
Cerner Corp.(a)	404,756	24,269,170

		24,269,170

HOTELS, RESTAURANTS & LEISURE - 2.06%
Chipotle Mexican Grill Inc.(a)	41,043	29,561,221
Marriott International Inc./MD Class A	262,758	17,920,096
McDonald’s Corp.	645,377	63,588,996
Royal Caribbean Cruises Ltd.	126,412	11,262,045
Starbucks Corp.	1,310,416	74,484,045
Starwood Hotels & Resorts Worldwide Inc.	125,525	8,344,902
Wyndham Worldwide Corp.	155,391	11,172,613
Wynn Resorts Ltd.	106,735	5,669,763
Yum! Brands Inc.	318,248	25,443,927

		247,447,608

HOUSEHOLD DURABLES - 0.53%
DR Horton Inc.	429,675	12,615,258
Garmin Ltd.	88,765	3,184,888
Harman International Industries Inc.	93,944	9,017,685
Leggett & Platt Inc.	180,402	7,441,583
Lennar Corp. Class A	228,831	11,013,636
Mohawk Industries Inc.(a)	39,475	7,176,160
Newell Rubbermaid Inc.	232,862	9,246,950
PulteGroup Inc.	224,431	4,235,013

		63,931,173

HOUSEHOLD PRODUCTS - 1.76%
Clorox Co. (The)	98,156	11,339,963
Colgate-Palmolive Co.	699,872	44,413,877
Kimberly-Clark Corp.	269,005	29,332,305
Procter & Gamble Co. (The)	1,751,492	126,002,335

		211,088,480

INDUSTRIAL CONGLOMERATES - 1.09%
3M Co.	551,594	78,199,481
Danaher Corp.	446,674	38,061,092
Roper Technologies Inc.	92,699	14,525,933

		130,786,506

INSURANCE - 0.45%
Allstate Corp. (The)	216,056	12,583,102
Aon PLC	214,056	18,967,502
Marsh & McLennan Companies Inc.	419,105	21,885,663

		53,436,267

INTERNET & CATALOG RETAIL - 3.54%
Amazon.com Inc.(a)	505,377	258,697,432
Expedia Inc.	131,415	15,464,917
Netflix Inc.(a)	561,391	57,969,235
Priceline Group Inc. (The)(a)	66,814	82,639,564
TripAdvisor Inc.(a)(b)	149,201	9,402,647

		424,173,795

Schedule of Investments (Unaudited) (Continued)

iShares® S&P 500 Growth ETF

September 30, 2015

INTERNET SOFTWARE & SERVICES - 7.03%
Akamai Technologies Inc.(a)(b)	235,160	16,240,150
Alphabet Inc. Class A(a)	381,990	243,850,956
Alphabet Inc. Class C(a)	389,756	237,135,345
eBay Inc.(a)	1,477,009	36,098,100
Facebook Inc. Class A(a)	2,977,712	267,696,309
VeriSign Inc.(a)(b)	131,972	9,311,944
Yahoo! Inc.(a)	1,141,380	32,997,296

		843,330,100

IT SERVICES - 4.73%
Accenture PLC Class A	468,827	46,066,941
Alliance Data Systems Corp.(a)	80,968	20,969,093
Automatic Data Processing Inc.	613,853	49,329,227
Cognizant Technology Solutions Corp. Class A(a)	803,246	50,291,232
Fidelity National Information Services Inc.	233,820	15,684,646
Fiserv Inc.(a)(b)	309,152	26,775,655
MasterCard Inc. Class A	1,315,108	118,517,533
Paychex Inc.	270,784	12,897,442
PayPal Holdings Inc.(a)	979,263	30,396,323
Teradata Corp.(a)(b)	98,819	2,861,798
Total System Services Inc.	152,064	6,908,268
Visa Inc. Class A	2,571,408	179,124,281
Western Union Co. (The)(b)	377,629	6,933,268

		566,755,707

LEISURE PRODUCTS - 0.04%
Hasbro Inc.	72,588	5,236,498

		5,236,498

LIFE SCIENCES TOOLS & SERVICES - 0.64%
PerkinElmer Inc.	90,035	4,138,009
Thermo Fisher Scientific Inc.	525,123	64,212,040
Waters Corp.(a)(b)	70,373	8,318,792

		76,668,841

MACHINERY - 0.34%
Illinois Tool Works Inc.	243,180	20,016,146
PACCAR Inc.	247,691	12,922,039
Snap-on Inc.	50,542	7,628,810

		40,566,995

MEDIA - 4.53%
CBS Corp. Class B NVS	268,919	10,729,868
Comcast Corp. Class A	1,867,135	106,202,639
Comcast Corp. Class A Special NVS	325,101	18,608,781
Discovery Communications Inc. Class A(a)(b)	195,851	5,098,002
Discovery Communications Inc. Class C NVS(a)	339,908	8,256,365
Interpublic Group of Companies Inc. (The)	265,119	5,071,726
Omnicom Group Inc.	166,533	10,974,525
Scripps Networks Interactive Inc. Class A	124,218	6,110,283
Time Warner Cable Inc.	249,624	44,775,057
Time Warner Inc.	1,074,756	73,889,475
Twenty-First Century Fox Inc. Class A	917,200	24,746,056

Schedule of Investments (Unaudited) (Continued)

iShares® S&P 500 Growth ETF

September 30, 2015

Twenty-First Century Fox Inc. Class B	324,770	8,791,524
Viacom Inc. Class B NVS	234,153	10,103,702
Walt Disney Co. (The)	2,046,209	209,122,560

		542,480,563

MULTI-UTILITIES - 0.47%
Dominion Resources Inc./VA	368,076	25,905,189
NiSource Inc.	195,872	3,633,426
Sempra Energy	170,621	16,502,463
WEC Energy Group Inc.	203,579	10,630,895

		56,671,973

MULTILINE RETAIL - 0.51%
Dollar General Corp.	240,698	17,436,163
Dollar Tree Inc.(a)(b)	309,351	20,621,338
Macy’s Inc.	188,056	9,651,034
Nordstrom Inc.	183,376	13,149,893

		60,858,428

OIL, GAS & CONSUMABLE FUELS - 2.01%
Anadarko Petroleum Corp.	347,790	21,003,038
Cabot Oil & Gas Corp.	545,139	11,916,739
Cimarex Energy Co.	63,203	6,477,043
Columbia Pipeline Group Inc.	313,574	5,735,268
EOG Resources Inc.	723,702	52,685,506
EQT Corp.	132,662	8,592,518
Kinder Morgan Inc./DE	2,368,570	65,562,018
Pioneer Natural Resources Co.	135,677	16,503,750
Range Resources Corp.	223,785	7,187,974
Spectra Energy Corp.	468,993	12,320,446
Williams Companies Inc. (The)	899,087	33,131,356

		241,115,656

PERSONAL PRODUCTS - 0.11%
Estee Lauder Companies Inc. (The) Class A	166,490	13,432,413

		13,432,413

PHARMACEUTICALS - 5.51%
Allergan PLC(a)	518,711	140,990,837
Bristol-Myers Squibb Co.	1,164,624	68,945,741
Eli Lilly & Co.	784,169	65,627,103
Endo International PLC(a)	164,442	11,392,542
Johnson & Johnson	2,116,383	197,564,353
Mallinckrodt PLC(a)	154,068	9,851,108
Merck & Co. Inc.	2,115,631	104,491,015
Mylan NV(a)	544,180	21,908,687
Perrigo Co. PLC	96,311	15,146,831
Zoetis Inc.	604,960	24,912,253

		660,830,470

PROFESSIONAL SERVICES - 0.37%
Dun & Bradstreet Corp. (The)	30,210	3,172,050
Equifax Inc.	109,111	10,603,407
Nielsen Holdings PLC	483,506	21,501,512
Robert Half International Inc.	177,315	9,071,435

		44,348,404

Schedule of Investments (Unaudited) (Continued)

iShares® S&P 500 Growth ETF

September 30, 2015

REAL ESTATE INVESTMENT TRUSTS (REITS) - 4.43%
American Tower Corp.	557,805	49,075,684
Apartment Investment & Management Co. Class A(b)	206,439	7,642,372
AvalonBay Communities Inc.	175,150	30,619,723
Boston Properties Inc.(b)	202,485	23,974,224
Crown Castle International Corp.	439,853	34,691,206
Equinix Inc.(b)	75,153	20,546,830
Equity Residential	479,490	36,019,289
Essex Property Trust Inc.(b)	86,645	19,358,226
General Growth Properties Inc.(b)	770,408	20,007,496
HCP Inc.(b)	340,786	12,694,278
Host Hotels & Resorts Inc.(b)	989,413	15,642,620
Iron Mountain Inc.(b)	253,505	7,863,725
Kimco Realty Corp.(b)	543,921	13,287,990
Macerich Co. (The)	177,177	13,610,737
Plum Creek Timber Co. Inc.(b)	115,532	4,564,669
Public Storage	193,751	41,003,524
Realty Income Corp.(b)	309,286	14,657,064
Simon Property Group Inc.	407,734	74,908,890
SL Green Realty Corp.	82,822	8,958,028
Ventas Inc.(b)	438,215	24,566,333
Vornado Realty Trust	142,272	12,864,234
Welltower Inc.	463,742	31,404,608
Weyerhaeuser Co.(b)	481,221	13,156,582

		531,118,332

REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.10%
CBRE Group Inc. Class A(a)	381,518	12,208,576

		12,208,576

ROAD & RAIL - 1.44%
CSX Corp.	1,296,435	34,874,101
JB Hunt Transport Services Inc.	121,259	8,657,893
Kansas City Southern	78,372	7,122,447
Norfolk Southern Corp.	266,139	20,333,020
Union Pacific Corp.	1,143,411	101,088,967

		172,076,428

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.81%
Altera Corp.	202,401	10,136,242
Analog Devices Inc.	210,862	11,894,725
Applied Materials Inc.	1,011,900	14,864,811
Avago Technologies Ltd.(b)	342,358	42,798,174
Broadcom Corp. Class A	736,678	37,887,349
Intel Corp.	6,264,508	188,812,271
KLA-Tencor Corp.	93,450	4,672,500
Lam Research Corp.	208,582	13,626,662
Linear Technology Corp.	171,077	6,902,957
Microchip Technology Inc.	171,990	7,411,049
Micron Technology Inc.(a)(b)	1,418,571	21,250,194
NVIDIA Corp.	673,838	16,610,107
Qorvo Inc.(a)	196,969	8,873,453
Skyworks Solutions Inc.	251,384	21,169,047
Texas Instruments Inc.	865,673	42,868,127
Xilinx Inc.	167,620	7,107,088

		456,884,756

Schedule of Investments (Unaudited) (Continued)

iShares® S&P 500 Growth ETF

September 30, 2015

SOFTWARE - 6.51%
Activision Blizzard Inc.	661,681	20,439,326
Adobe Systems Inc.(a)	452,516	37,205,865
Autodesk Inc.(a)	298,156	13,160,606
Citrix Systems Inc.(a)	211,228	14,633,876
Electronic Arts Inc.(a)(b)	410,850	27,835,087
Intuit Inc.	365,457	32,434,309
Microsoft Corp.	10,539,058	466,458,707
Oracle Corp.	2,828,381	102,161,122
Red Hat Inc.(a)(b)	242,137	17,404,807
salesforce.com inc.(a)(b)	555,962	38,600,442
Symantec Corp.	493,097	9,600,599

		779,934,746

SPECIALTY RETAIL - 4.23%
Advance Auto Parts Inc.	96,393	18,269,365
AutoNation Inc.(a)	42,009	2,444,084
AutoZone Inc.(a)	40,686	29,449,747
Bed Bath & Beyond Inc.(a)(b)	109,577	6,248,081
CarMax Inc.(a)(b)	137,141	8,135,204
Gap Inc. (The)	138,312	3,941,892
Home Depot Inc. (The)	1,692,102	195,420,860
L Brands Inc.	237,035	21,363,965
Lowe’s Companies Inc.	1,219,244	84,030,296
O’Reilly Automotive Inc.(a)(b)	131,001	32,750,250
Ross Stores Inc.	544,980	26,415,181
Signet Jewelers Ltd.	104,911	14,281,534
Tiffany & Co.	102,360	7,904,239
TJX Companies Inc. (The)	586,551	41,891,472
Tractor Supply Co.	179,021	15,095,051

		507,641,221

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 7.80%
Apple Inc.	7,514,530	828,852,659
EMC Corp./MA	1,800,893	43,509,575
NetApp Inc.	206,187	6,103,135
SanDisk Corp.	269,153	14,623,083
Seagate Technology PLC	397,943	17,827,846
Western Digital Corp.	303,663	24,122,989

		935,039,287

TEXTILES, APPAREL & LUXURY GOODS - 1.64%
Fossil Group Inc.(a)(b)	35,540	1,985,975
Hanesbrands Inc.	530,680	15,357,879
Michael Kors Holdings Ltd.(a)(b)	254,393	10,745,560
NIKE Inc. Class B	893,300	109,849,101
Ralph Lauren Corp.	43,186	5,102,858
Under Armour Inc. Class A(a)(b)	237,179	22,954,184
VF Corp.	448,756	30,609,647

		196,605,204

TOBACCO - 2.32%
Altria Group Inc.	2,583,691	140,552,790
Philip Morris International Inc.	1,122,804	89,072,041
Reynolds American Inc.	1,092,317	48,356,874

		277,981,705

Schedule of Investments (Unaudited) (Continued)

iShares® S&P 500 Growth ETF

September 30, 2015

TRADING COMPANIES & DISTRIBUTORS - 0.21%
Fastenal Co.(b)	241,547	8,843,035
United Rentals Inc.(a)	126,016	7,567,261
WW Grainger Inc.	39,297	8,449,248

		24,859,544

TOTAL COMMON STOCKS (Cost: $9,902,201,471)		11,968,876,239

SHORT-TERM INVESTMENTS - 2.47%

MONEY MARKET FUNDS - 2.47%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%(c)(d)(e)	223,356,850	223,356,850
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%(c)(d)(e)	12,242,992	12,242,992
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(c)(d)	60,573,850	60,573,850

		296,173,692

TOTAL SHORT-TERM INVESTMENTS (Cost: $296,173,692)		296,173,692

TOTAL INVESTMENTS IN SECURITIES - 102.29% (Cost: $10,198,375,163)		12,265,049,931

Other Assets, Less Liabilities - (2.29)%		(275,069,863)

NET ASSETS - 100.00%		$11,989,980,068

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 1.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of September 30, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini	182	Dec. 2015	Chicago Mercantile	$17,369,170	$(221,614)

See notes to financial statements.

Schedule of Investments (Unaudited)

iShares® S&P 500 Value ETF

September 30, 2015

Security	Shares	Value
COMMON STOCKS - 99.79%

AEROSPACE & DEFENSE - 3.40%
Boeing Co. (The)	320,696	$41,995,141
General Dynamics Corp.	100,446	13,856,526
Honeywell International Inc.	384,660	36,423,455
L-3 Communications Holdings Inc.	80,283	8,391,179
Lockheed Martin Corp.	91,138	18,893,819
Northrop Grumman Corp.	101,611	16,862,345
Precision Castparts Corp.	63,511	14,589,112
Raytheon Co.	304,815	33,304,087
Rockwell Collins Inc.	49,387	4,041,832
Textron Inc.	152,068	5,723,840
United Technologies Corp.	831,722	74,014,941

		268,096,277

AIR FREIGHT & LOGISTICS - 0.65%
Expeditors International of Washington Inc.	99,794	4,695,308
FedEx Corp.	118,685	17,088,266
United Parcel Service Inc. Class B	301,584	29,763,325

		51,546,899

AIRLINES - 0.23%
American Airlines Group Inc.	194,628	7,557,405
United Continental Holdings Inc.(a)	193,040	10,240,772

		17,798,177

AUTO COMPONENTS - 0.84%
BorgWarner Inc.	227,459	9,460,020
Delphi Automotive PLC	285,528	21,711,549
Goodyear Tire & Rubber Co. (The)	270,715	7,940,071
Johnson Controls Inc.	656,788	27,164,752

		66,276,392

AUTOMOBILES - 1.28%
Ford Motor Co.	3,913,265	53,103,006
General Motors Co.	1,447,452	43,452,509
Harley-Davidson Inc.	86,499	4,748,795

		101,304,310

BANKS - 11.28%
Bank of America Corp.	10,512,406	163,783,285
BB&T Corp.	782,852	27,869,531
Citigroup Inc.	3,022,454	149,943,943
Comerica Inc.	178,639	7,342,063
Fifth Third Bancorp	806,411	15,249,232
Huntington Bancshares Inc./OH	803,374	8,515,764
JPMorgan Chase & Co.	3,713,568	226,416,241
KeyCorp	844,313	10,984,512
M&T Bank Corp.	133,788	16,315,447
People’s United Financial Inc.	312,127	4,909,758
PNC Financial Services Group Inc. (The)(b)	515,744	46,004,365
Regions Financial Corp.	731,647	6,592,139
SunTrust Banks Inc.	520,191	19,892,104

Schedule of Investments (Unaudited) (Continued)

iShares® S&P 500 Value ETF

September 30, 2015

U.S. Bancorp	864,367	35,447,691
Wells Fargo & Co.	2,814,554	144,527,348
Zions BanCorp.	205,404	5,656,826

		889,450,249
BEVERAGES - 1.65%
Coca-Cola Co. (The)	1,729,806	69,399,817
Coca-Cola Enterprises Inc.	101,568	4,910,813
PepsiCo Inc.	590,054	55,642,092

		129,952,722
BIOTECHNOLOGY - 0.16%
Baxalta Inc.	153,085	4,823,708
Vertex Pharmaceuticals Inc.(a)	71,356	7,431,014

		12,254,722
BUILDING PRODUCTS - 0.09%
Allegion PLC	33,677	1,941,816
Masco Corp.	189,929	4,782,412

		6,724,228
CAPITAL MARKETS - 3.17%
Affiliated Managers Group Inc.(a)	19,960	3,412,960
Bank of New York Mellon Corp. (The)	1,111,137	43,501,014
BlackRock Inc.(b)	46,283	13,767,804
Charles Schwab Corp. (The)	420,049	11,996,599
E*TRADE Financial Corp.(a)	175,608	4,623,759
Franklin Resources Inc.	189,712	7,068,669
Goldman Sachs Group Inc. (The)	404,256	70,243,523
Invesco Ltd.	185,721	5,800,067
Morgan Stanley	1,530,003	48,195,094
Northern Trust Corp.	111,671	7,611,495
State Street Corp.	409,813	27,543,532
T Rowe Price Group Inc.	85,366	5,932,937

		249,697,453
CHEMICALS - 2.30%
Air Products & Chemicals Inc.	56,600	7,221,028
Airgas Inc.	30,590	2,732,605
CF Industries Holdings Inc.	107,573	4,830,028
Dow Chemical Co. (The)	1,162,937	49,308,529
Eastman Chemical Co.	149,808	9,695,574
EI du Pont de Nemours & Co.	454,296	21,897,067
FMC Corp.	133,812	4,537,565
International Flavors & Fragrances Inc.	35,144	3,628,969
LyondellBasell Industries NV Class A	374,254	31,197,813
Monsanto Co.	159,579	13,618,472
Mosaic Co. (The)	337,726	10,506,656
PPG Industries Inc.	92,270	8,091,156
Praxair Inc.	135,197	13,771,166

		181,036,628
COMMERCIAL SERVICES & SUPPLIES - 0.47%
ADT Corp. (The)	170,310	5,092,269
Pitney Bowes Inc.	203,765	4,044,735
Republic Services Inc.	240,979	9,928,335
Tyco International PLC	215,505	7,210,797
Waste Management Inc.	210,600	10,489,986

		36,766,122

Schedule of Investments (Unaudited) (Continued)

iShares® S&P 500 Value ETF

September 30, 2015

COMMUNICATIONS EQUIPMENT - 0.92%
Cisco Systems Inc.	1,838,565	48,262,331
Harris Corp.	124,355	9,096,568
Juniper Networks Inc.	354,746	9,120,520
Motorola Solutions Inc.	84,404	5,771,546

		72,250,965

CONSTRUCTION & ENGINEERING - 0.17%
Fluor Corp.	146,330	6,197,075
Jacobs Engineering Group Inc.(a)(c)	124,291	4,652,212
Quanta Services Inc.(a)(c)	109,236	2,644,604

		13,493,891

CONSTRUCTION MATERIALS - 0.06%
Vulcan Materials Co.	53,566	4,778,087

		4,778,087

CONSUMER FINANCE - 0.92%
American Express Co.	350,399	25,975,078
Capital One Financial Corp.	544,694	39,501,209
Discover Financial Services	131,122	6,817,033

		72,293,320

CONTAINERS & PACKAGING - 0.36%
Avery Dennison Corp.	91,864	5,196,746
Ball Corp.	43,159	2,684,490
Owens-Illinois Inc.(a)	162,856	3,374,376
Sealed Air Corp.	74,395	3,487,638
WestRock Co.	262,739	13,515,294

		28,258,544

DISTRIBUTORS - 0.07%
Genuine Parts Co.	63,588	5,270,809

		5,270,809

DIVERSIFIED CONSUMER SERVICES - 0.04%
H&R Block Inc.	91,176	3,300,571

		3,300,571

DIVERSIFIED FINANCIAL SERVICES - 3.89%
Berkshire Hathaway Inc. Class B(a)	1,881,251	245,315,130
CME Group Inc./IL	339,163	31,453,977
Intercontinental Exchange Inc.	33,283	7,821,172
Leucadia National Corp.	340,508	6,898,692
McGraw Hill Financial Inc.	100,844	8,723,006
Nasdaq Inc.	118,020	6,294,007

		306,505,984

Schedule of Investments (Unaudited) (Continued)

iShares® S&P 500 Value ETF

September 30, 2015

DIVERSIFIED TELECOMMUNICATION SERVICES - 5.03%
AT&T Inc.	6,176,775	201,239,329
CenturyLink Inc.	564,434	14,178,582
Frontier Communications Corp.	649,613	3,085,662
Verizon Communications Inc.	4,082,725	177,639,365

		396,142,938

ELECTRIC UTILITIES - 3.46%
American Electric Power Co. Inc.	492,602	28,009,350
Duke Energy Corp.	691,205	49,725,288
Edison International	183,381	11,565,840
Entergy Corp.	180,494	11,750,159
Eversource Energy	318,177	16,106,120
Exelon Corp.	865,198	25,696,381
FirstEnergy Corp.	425,282	13,315,579
NextEra Energy Inc.	226,471	22,092,246
Pepco Holdings Inc.	254,788	6,170,965
Pinnacle West Capital Corp.	111,922	7,178,677
PPL Corp.	672,751	22,126,780
Southern Co. (The)	912,216	40,776,055
Xcel Energy Inc.	509,312	18,034,738

		272,548,178

ELECTRICAL EQUIPMENT - 0.82%
AMETEK Inc.	97,474	5,099,840
Eaton Corp. PLC	469,441	24,082,323
Emerson Electric Co.	659,875	29,146,679
Rockwell Automation Inc.	66,231	6,720,459

		65,049,301

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.34%
Corning Inc.	700,391	11,990,694
FLIR Systems Inc.	74,927	2,097,207
TE Connectivity Ltd.	217,917	13,051,049

		27,138,950

ENERGY EQUIPMENT & SERVICES - 1.74%
Baker Hughes Inc.	437,691	22,777,440
Cameron International Corp.(a)	107,995	6,622,253
Diamond Offshore Drilling Inc.(c)	63,147	1,092,443
Ensco PLC Class A	236,655	3,332,102
FMC Technologies Inc.(a)	74,863	2,320,753
Halliburton Co.	858,310	30,341,259
Helmerich & Payne Inc.(c)	108,465	5,126,056
National Oilwell Varco Inc.	385,186	14,502,253
Schlumberger Ltd.	673,488	46,450,467
Transocean Ltd.(c)	344,881	4,455,863

		137,020,889

FOOD & STAPLES RETAILING - 3.69%
Costco Wholesale Corp.	441,324	63,802,211
Kroger Co. (The)	516,989	18,647,793
Sysco Corp.	555,569	21,650,524
Wal-Mart Stores Inc.	1,584,674	102,750,262
Walgreens Boots Alliance Inc.	877,482	72,918,754
Whole Foods Market Inc.	358,510	11,346,842

		291,116,386

Schedule of Investments (Unaudited) (Continued)

iShares® S&P 500 Value ETF

September 30, 2015

FOOD PRODUCTS - 2.44%
Archer-Daniels-Midland Co.	611,471	25,345,473
Campbell Soup Co.	75,488	3,825,732
ConAgra Foods Inc.	263,726	10,683,540
General Mills Inc.	300,607	16,873,071
Hershey Co. (The)	55,426	5,092,541
Hormel Foods Corp.	58,517	3,704,711
JM Smucker Co. (The)	103,142	11,767,471
Kellogg Co.	129,811	8,638,922
Kraft Heinz Co. (The)	298,377	21,059,449
McCormick & Co. Inc./MD	52,682	4,329,407
Mondelez International Inc. Class A	1,618,045	67,747,544
Tyson Foods Inc. Class A	305,253	13,156,404

		192,224,265

GAS UTILITIES - 0.06%
AGL Resources Inc.	72,699	4,437,547

		4,437,547

HEALTH CARE EQUIPMENT & SUPPLIES - 0.92%
Abbott Laboratories	897,994	36,117,319
Baxter International Inc.	224,163	7,363,754
Boston Scientific Corp.(a)	727,599	11,939,900
DENTSPLY International Inc.	53,024	2,681,424
St. Jude Medical Inc.	108,093	6,819,587
Varian Medical Systems Inc.(a)(c)	31,136	2,297,214
Zimmer Biomet Holdings Inc.	56,786	5,333,909

		72,553,107

HEALTH CARE PROVIDERS & SERVICES - 3.52%
Aetna Inc.	192,486	21,059,893
Anthem Inc.	262,678	36,774,920
Cardinal Health Inc.	328,720	25,252,270
Cigna Corp.	144,795	19,550,221
Express Scripts Holding Co.(a)	359,630	29,115,645
HCA Holdings Inc.(a)	67,777	5,243,229
Henry Schein Inc.(a)	27,037	3,588,351
Humana Inc.	148,760	26,628,040
Laboratory Corp. of America Holdings(a)	100,948	10,949,829
McKesson Corp.	135,354	25,044,551
Patterson Companies Inc.	35,317	1,527,460
Quest Diagnostics Inc.	144,358	8,873,686
Tenet Healthcare Corp.(a)	50,130	1,850,800
UnitedHealth Group Inc.	488,348	56,653,251
Universal Health Services Inc. Class B	43,233	5,395,911

		277,508,057

HOTELS, RESTAURANTS & LEISURE - 1.66%
Carnival Corp.	464,820	23,101,554
Darden Restaurants Inc.	113,892	7,806,158
McDonald’s Corp.	453,956	44,728,285
Royal Caribbean Cruises Ltd.	76,212	6,789,727
Starbucks Corp.	491,823	27,955,219
Starwood Hotels & Resorts Worldwide Inc.	75,446	5,015,650
Yum! Brands Inc.	190,516	15,231,754

		130,628,347

Schedule of Investments (Unaudited) (Continued)

iShares® S&P 500 Value ETF

September 30, 2015

HOUSEHOLD DURABLES - 0.33%
Garmin Ltd.	52,046	1,867,410
Mohawk Industries Inc.(a)	34,010	6,182,678
Newell Rubbermaid Inc.	91,401	3,629,534
PulteGroup Inc.	151,390	2,856,729
Whirlpool Corp.	78,706	11,590,246

		26,126,597

HOUSEHOLD PRODUCTS - 1.87%
Clorox Co. (The)	54,546	6,301,699
Colgate-Palmolive Co.	370,588	23,517,515
Kimberly-Clark Corp.	160,946	17,549,552
Procter & Gamble Co. (The)	1,389,197	99,938,832

		147,307,598

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 0.15%
AES Corp./VA	685,551	6,711,544
NRG Energy Inc.	334,591	4,968,677

		11,680,221

INDUSTRIAL CONGLOMERATES - 3.95%
3M Co.	207,023	29,349,651
Danaher Corp.	256,755	21,878,093
General Electric Co.	10,138,749	255,699,250
Roper Technologies Inc.	30,428	4,768,068

		311,695,062

INSURANCE - 5.43%
ACE Ltd.	325,153	33,620,820
Aflac Inc.	432,486	25,140,411
Allstate Corp. (The)	237,031	13,804,686
American International Group Inc.	1,299,299	73,826,169
Aon PLC	118,003	10,456,246
Assurant Inc.	67,458	5,329,857
Chubb Corp. (The)	227,924	27,954,879
Cincinnati Financial Corp.	148,459	7,987,094
Genworth Financial Inc. Class A(a)	502,351	2,320,862
Hartford Financial Services Group Inc. (The)	416,563	19,070,254
Lincoln National Corp.	251,555	11,938,800
Loews Corp.	287,188	10,378,974
Marsh & McLennan Companies Inc.	212,411	11,092,103
MetLife Inc.	1,121,545	52,880,847
Principal Financial Group Inc.	274,365	12,988,439
Progressive Corp. (The)	588,360	18,027,350
Prudential Financial Inc.	452,881	34,514,061
Torchmark Corp.	117,476	6,625,646
Travelers Companies Inc. (The)	312,504	31,103,523
Unum Group	247,685	7,945,735
XL Group PLC	302,900	11,001,328

		428,008,084

IT SERVICES - 2.64%
Accenture PLC Class A	269,496	26,480,677
Computer Sciences Corp.	138,253	8,485,969
Fidelity National Information Services Inc.	104,180	6,988,394
International Business Machines Corp.	904,944	131,189,732
Paychex Inc.	116,834	5,564,804
PayPal Holdings Inc.(a)	367,494	11,407,014
Teradata Corp.(a)(c)	67,400	1,951,904
Total System Services Inc.	54,860	2,492,290
Western Union Co. (The)	224,790	4,127,144
Xerox Corp.	1,005,914	9,787,543

		208,475,471

Schedule of Investments (Unaudited) (Continued)

iShares® S&P 500 Value ETF

September 30, 2015

LEISURE PRODUCTS - 0.14%
Hasbro Inc.	57,741	4,165,436
Mattel Inc.(c)	339,534	7,150,586

		11,316,022

LIFE SCIENCES TOOLS & SERVICES - 0.21%
Agilent Technologies Inc.	332,627	11,419,085
PerkinElmer Inc.	45,373	2,085,343
Waters Corp.(a)	28,564	3,376,550

		16,880,978

MACHINERY - 2.25%
Caterpillar Inc.	605,149	39,552,539
Cummins Inc.	166,834	18,114,836
Deere & Co.	313,054	23,165,996
Dover Corp.	156,485	8,947,812
Flowserve Corp.	133,902	5,508,728
Illinois Tool Works Inc.	145,336	11,962,606
Ingersoll-Rand PLC	266,448	13,527,565
Joy Global Inc.	98,681	1,473,307
PACCAR Inc.	167,600	8,743,692
Parker-Hannifin Corp.	138,831	13,508,256
Pentair PLC	181,273	9,252,174
Snap-on Inc.	20,048	3,026,045
Stanley Black & Decker Inc.	153,872	14,922,507
Xylem Inc./NY	183,293	6,021,175

		177,727,238

MEDIA - 1.65%
Cablevision Systems Corp. Class A	222,563	7,226,621
CBS Corp. Class B NVS	240,230	9,585,177
Comcast Corp. Class A	700,791	39,860,992
Comcast Corp. Class A Special NVS	122,662	7,021,173
Interpublic Group of Companies Inc. (The)	208,259	3,983,995
News Corp. Class A	384,644	4,854,207
News Corp. Class B	108,831	1,395,213
Omnicom Group Inc.	116,445	7,673,725
TEGNA Inc.	228,490	5,115,891
Time Warner Cable Inc.	93,468	16,765,355
Twenty-First Century Fox Inc. Class A	526,791	14,212,821
Twenty-First Century Fox Inc. Class B	187,194	5,067,342
Viacom Inc. Class B NVS	171,890	7,417,054

		130,179,566

METALS & MINING - 0.56%
Alcoa Inc.	1,310,614	12,660,531
Freeport-McMoRan Inc.	1,141,571	11,061,823
Newmont Mining Corp.	531,806	8,546,123
Nucor Corp.	321,551	12,074,240

		44,342,717

MULTI-UTILITIES - 2.13%
Ameren Corp.	242,782	10,262,395
CenterPoint Energy Inc.	433,651	7,823,064

Schedule of Investments (Unaudited) (Continued)

iShares® S&P 500 Value ETF

September 30, 2015

CMS Energy Corp.	278,619	9,840,823
Consolidated Edison Inc.	293,448	19,616,999
Dominion Resources Inc./VA	316,299	22,261,124
DTE Energy Co.	180,677	14,521,010
NiSource Inc.	168,187	3,119,869
PG&E Corp.	491,200	25,935,360
Public Service Enterprise Group Inc.	507,961	21,415,636
SCANA Corp.	144,103	8,107,235
Sempra Energy	106,075	10,259,574
TECO Energy Inc.	235,484	6,183,810
WEC Energy Group Inc.	161,978	8,458,491

		167,805,390

MULTILINE RETAIL - 0.97%
Dollar General Corp.	112,128	8,122,552
Kohl’s Corp.	198,961	9,213,884
Macy’s Inc.	188,859	9,692,244
Target Corp.	631,057	49,638,944

		76,667,624

OIL, GAS & CONSUMABLE FUELS - 10.21%
Anadarko Petroleum Corp.	245,405	14,820,008
Apache Corp.	379,322	14,854,250
Chesapeake Energy Corp.(c)	523,840	3,839,747
Chevron Corp.	1,889,618	149,053,068
Cimarex Energy Co.	46,306	4,745,439
Columbia Pipeline Group Inc.	79,513	1,454,293
ConocoPhillips	1,238,615	59,403,975
CONSOL Energy Inc.	229,544	2,249,531
Devon Energy Corp.	388,982	14,427,342
EQT Corp.	52,235	3,383,261
Exxon Mobil Corp.	4,186,928	311,298,097
Hess Corp.	241,737	12,101,354
Marathon Oil Corp.	680,594	10,481,148
Marathon Petroleum Corp.	538,385	24,943,377
Murphy Oil Corp.	163,935	3,967,227
Newfield Exploration Co.(a)	164,278	5,404,746
Noble Energy Inc.	426,820	12,881,428
Occidental Petroleum Corp.	767,141	50,746,377
ONEOK Inc.	209,537	6,747,091
Phillips 66	480,815	36,945,825
Pioneer Natural Resources Co.	46,766	5,688,616
Southwestern Energy Co.(a)(c)	388,676	4,932,298
Spectra Energy Corp.	317,093	8,330,033
Tesoro Corp.	123,412	12,000,583
Valero Energy Corp.	499,181	30,000,778

		804,699,892

PAPER & FOREST PRODUCTS - 0.20%
International Paper Co.	419,470	15,851,771

		15,851,771

PERSONAL PRODUCTS - 0.10%
Estee Lauder Companies Inc. (The) Class A	99,248	8,007,329

		8,007,329

Schedule of Investments (Unaudited) (Continued)

iShares® S&P 500 Value ETF

September 30, 2015

PHARMACEUTICALS - 5.83%
Bristol-Myers Squibb Co.	787,000	46,590,400
Eli Lilly & Co.	382,038	31,972,760
Endo International PLC(a)	84,100	5,826,448
Johnson & Johnson	1,167,895	109,022,998
Merck & Co. Inc.	1,216,217	60,068,958
Perrigo Co. PLC	73,683	11,588,126
Pfizer Inc.	6,193,193	194,528,192

		459,597,882

PROFESSIONAL SERVICES - 0.06%
Dun & Bradstreet Corp. (The)	12,959	1,360,695
Equifax Inc.	35,729	3,472,144

		4,832,839

REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.58%
HCP Inc.	203,924	7,596,169
Plum Creek Timber Co. Inc.(c)	86,697	3,425,398
Prologis Inc.	526,302	20,473,148
SL Green Realty Corp.	37,208	4,024,417
Vornado Realty Trust	69,761	6,307,790
Weyerhaeuser Co.	148,491	4,059,744

		45,886,666

ROAD & RAIL - 0.21%
Kansas City Southern	51,297	4,661,871
Norfolk Southern Corp.	99,862	7,629,457
Ryder System Inc.	53,855	3,987,424

		16,278,752

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.79%
Altera Corp.	148,968	7,460,318
Analog Devices Inc.	154,387	8,708,971
Applied Materials Inc.	436,364	6,410,187
First Solar Inc.(a)	76,392	3,265,758
KLA-Tencor Corp.	86,984	4,349,200
Linear Technology Corp.	111,218	4,487,646
Microchip Technology Inc.	80,315	3,460,773
Texas Instruments Inc.	371,029	18,373,356
Xilinx Inc.	133,129	5,644,670

		62,160,879

SOFTWARE - 1.03%
Adobe Systems Inc.(a)	154,751	12,723,627
CA Inc.	314,607	8,588,771
Oracle Corp.	1,110,311	40,104,433
salesforce.com inc.(a)(c)	199,245	13,833,581
Symantec Corp.	309,348	6,023,006

		81,273,418

SPECIALTY RETAIL - 0.89%
AutoNation Inc.(a)	45,827	2,666,215
Bed Bath & Beyond Inc.(a)(c)	86,839	4,951,560
Best Buy Co. Inc.	307,534	11,415,662
CarMax Inc.(a)(c)	104,223	6,182,508
GameStop Corp. Class A(c)	107,702	4,438,399
Gap Inc. (The)	134,499	3,833,221
L Brands Inc.	77,823	7,014,187
Staples Inc.	642,861	7,540,760

Schedule of Investments (Unaudited) (Continued)

iShares® S&P 500 Value ETF

September 30, 2015

Tiffany & Co.	35,196	2,717,835
TJX Companies Inc. (The)	230,235	16,443,384
Urban Outfitters Inc.(a)(c)	95,724	2,812,371

		70,016,102

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.82%
EMC Corp./MA	559,942	13,528,199
Hewlett-Packard Co.	1,813,955	46,455,387
NetApp Inc.	145,425	4,304,580

		64,288,166

TEXTILES, APPAREL & LUXURY GOODS - 0.26%
Coach Inc.	277,605	8,031,113
Fossil Group Inc.(a)(c)	15,176	848,035
PVH Corp.	82,643	8,424,627
Ralph Lauren Corp.	27,367	3,233,685

		20,537,460

THRIFTS & MORTGAGE FINANCE - 0.06%
Hudson City Bancorp Inc.	486,672	4,949,454

		4,949,454

TOBACCO - 0.70%
Philip Morris International Inc.	700,046	55,534,649

		55,534,649

TRADING COMPANIES & DISTRIBUTORS - 0.14%
Fastenal Co.	108,391	3,968,194
WW Grainger Inc.	31,256	6,720,353

		10,688,547

TOTAL COMMON STOCKS (Cost: $7,676,070,842)		7,866,240,689

SHORT-TERM INVESTMENTS - 1.20%

MONEY MARKET FUNDS - 1.20%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%(b)(d)(e)	36,993,230	36,993,230
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%(b)(d)(e)	2,027,732	2,027,732

Schedule of Investments (Unaudited) (Continued)

iShares® S&P 500 Value ETF

September 30, 2015

BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(d)(e)	55,922,181	55,922,181

		94,943,143

TOTAL SHORT-TERM INVESTMENTS (Cost: $94,943,143)		94,943,143

TOTAL INVESTMENTS IN SECURITIES - 100.99% (Cost: $7,771,013,985)		7,961,183,832

Other Assets, Less Liabilities - (0.99)%		(78,168,034)

NET ASSETS - 100.00%		$7,883,015,798

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	All or a portion of this security represents a security on loan. See Note 1.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of September 30, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini	163	Dec. 2015	Chicago Mercantile	$15,555,905	$(100,829)

See notes to financial statements.

Schedule of Investments (Unaudited)

iShares® S&P Mid-Cap 400 Growth ETF

September 30, 2015

Security	Shares	Value
COMMON STOCKS - 99.85%

AEROSPACE & DEFENSE - 1.11%
B/E Aerospace Inc.	465,582	$20,439,050
Esterline Technologies Corp.(a)	128,916	9,267,771
Huntington Ingalls Industries Inc.	147,266	15,779,552
Teledyne Technologies Inc.(a)(b)	147,678	13,335,323

		58,821,696

AIRLINES - 2.36%
Alaska Air Group Inc.	872,124	69,290,252
JetBlue Airways Corp.(a)(b)	2,156,422	55,570,995

		124,861,247

AUTO COMPONENTS - 0.59%
Gentex Corp.	2,006,167	31,095,588

		31,095,588

AUTOMOBILES - 0.13%
Thor Industries Inc.	134,597	6,972,125

		6,972,125

BANKS - 2.62%
Bank of the Ozarks Inc.	535,219	23,421,183
East West Bancorp Inc.	462,859	17,783,043
First Horizon National Corp.	819,425	11,619,447
PacWest Bancorp	321,161	13,748,902
Signature Bank/New York NY(a)(b)	348,503	47,940,073
SVB Financial Group(a)(b)	211,578	24,445,722

		138,958,370

BEVERAGES - 0.26%
Boston Beer Co. Inc. (The)(a)(b)	66,380	13,980,292

		13,980,292

BIOTECHNOLOGY - 0.77%
United Therapeutics Corp.(a)(b)	311,946	40,939,793

		40,939,793

BUILDING PRODUCTS - 1.45%
AO Smith Corp.	342,383	22,319,948
Fortune Brands Home & Security Inc.	723,089	34,325,035
Lennox International Inc.	175,649	19,906,301

		76,551,284

CAPITAL MARKETS - 2.28%
Eaton Vance Corp. NVS	442,226	14,779,193
Federated Investors Inc. Class B	352,995	10,201,555
Janus Capital Group Inc.	545,743	7,422,105
Raymond James Financial Inc.	412,467	20,470,737
SEI Investments Co.	954,517	46,036,355
Waddell & Reed Financial Inc. Class A	270,104	9,391,516
WisdomTree Investments Inc.(b)	783,667	12,640,549

		120,942,010

Schedule of Investments (Unaudited) (Continued)

iShares® S&P Mid-Cap 400 Growth ETF

September 30, 2015

CHEMICALS - 3.44%
Ashland Inc.	226,993	22,840,036
Chemours Co. (The)	399,036	2,581,763
Cytec Industries Inc.	489,528	36,151,643
Minerals Technologies Inc.	238,573	11,489,676
NewMarket Corp.	50,734	18,112,038
PolyOne Corp.	340,853	10,000,627
RPM International Inc.	603,269	25,270,938
Scotts Miracle-Gro Co. (The) Class A	149,292	9,079,939
Sensient Technologies Corp.	163,598	10,028,557
Valspar Corp. (The)	506,410	36,400,751

		181,955,968

COMMERCIAL SERVICES & SUPPLIES - 1.59%
Copart Inc.(a)	749,676	24,664,340
Deluxe Corp.	212,663	11,853,836
HNI Corp.	176,322	7,564,214
MSA Safety Inc.	99,742	3,986,688
Rollins Inc.	449,926	12,089,512
Waste Connections Inc.	498,801	24,231,752

		84,390,342

COMMUNICATIONS EQUIPMENT - 1.31%
ARRIS Group Inc.(a)(b)	923,873	23,992,982
InterDigital Inc./PA	246,572	12,476,543
NetScout Systems Inc.(a)	690,086	24,408,342
Plantronics Inc.	169,064	8,596,904

		69,474,771

CONSTRUCTION MATERIALS - 0.45%
Eagle Materials Inc.	345,149	23,615,095

		23,615,095

CONSUMER FINANCE - 0.19%
SLM Corp.(a)	1,374,040	10,167,896

		10,167,896

CONTAINERS & PACKAGING - 0.76%
Packaging Corp. of America	669,410	40,271,706

		40,271,706

DISTRIBUTORS - 1.12%
LKQ Corp.(a)	2,088,653	59,234,199

		59,234,199

DIVERSIFIED CONSUMER SERVICES - 0.80%
DeVry Education Group Inc.(b)	183,543	4,994,205
Service Corp. International/U.S.	1,372,613	37,197,812

		42,192,017

Schedule of Investments (Unaudited) (Continued)

iShares® S&P Mid-Cap 400 Growth ETF

September 30, 2015

DIVERSIFIED FINANCIAL SERVICES - 1.23%
CBOE Holdings Inc.	567,090	38,040,397
MSCI Inc.	452,976	26,933,953

		64,974,350

ELECTRIC UTILITIES - 0.32%
IDACORP Inc.	158,995	10,288,566
PNM Resources Inc.	245,336	6,881,675

		17,170,241

ELECTRICAL EQUIPMENT - 1.25%
Acuity Brands Inc.	298,256	52,367,789
Hubbell Inc. Class B	159,538	13,552,753

		65,920,542

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 2.47%
Belden Inc.	155,290	7,250,490
Cognex Corp.	596,470	20,500,674
FEI Co.	137,071	10,011,666
IPG Photonics Corp.(a)(b)	166,699	12,664,123
Keysight Technologies Inc.(a)	812,020	25,042,697
National Instruments Corp.	383,885	10,668,164
Trimble Navigation Ltd.(a)	1,038,114	17,045,832
Zebra Technologies Corp. Class A(a)(b)	356,721	27,306,992

		130,490,638

ENERGY EQUIPMENT & SERVICES - 0.43%
Dril-Quip Inc.(a)(b)	124,683	7,259,044
Oceaneering International Inc.	395,064	15,518,114

		22,777,158

FOOD & STAPLES RETAILING - 0.12%
SUPERVALU Inc.(a)	852,360	6,119,945

		6,119,945

FOOD PRODUCTS - 2.14%
Hain Celestial Group Inc. (The)(a)(b)	702,890	36,269,124
Lancaster Colony Corp.	66,698	6,501,721
Post Holdings Inc.(a)(b)	203,474	12,025,313
TreeHouse Foods Inc.(a)(b)	130,022	10,114,411
WhiteWave Foods Co. (The)(a)	1,203,924	48,337,549

		113,248,118

GAS UTILITIES - 1.24%
National Fuel Gas Co.	260,266	13,008,095
Questar Corp.	579,158	11,241,457
UGI Corp.	1,183,531	41,210,549

		65,460,101

HEALTH CARE EQUIPMENT & SUPPLIES - 6.35%
Align Technology Inc.(a)(b)	499,185	28,333,741
Cooper Companies Inc. (The)	332,835	49,545,818
Hill-Rom Holdings Inc.	201,333	10,467,303

Schedule of Investments (Unaudited) (Continued)

iShares® S&P Mid-Cap 400 Growth ETF

September 30, 2015

Hologic Inc.(a)(b)	1,679,343	65,712,692
IDEXX Laboratories Inc.(a)(b)	630,226	46,794,280
ResMed Inc.(b)	673,784	34,336,033
Sirona Dental Systems Inc.(a)(b)	382,622	35,713,937
STERIS Corp.(b)	409,908	26,631,723
Teleflex Inc.	185,222	23,006,425
West Pharmaceutical Services Inc.	290,788	15,737,446

		336,279,398

HEALTH CARE PROVIDERS & SERVICES - 2.89%
Centene Corp.(a)(b)	815,761	44,238,719
LifePoint Health Inc.(a)(b)	152,448	10,808,563
MEDNAX Inc.(a)	644,428	49,485,626
Molina Healthcare Inc.(a)(b)	280,266	19,296,314
VCA Inc.(a)	555,913	29,268,820

		153,098,042

HOTELS, RESTAURANTS & LEISURE - 3.61%
Brinker International Inc.(b)	411,664	21,682,343
Buffalo Wild Wings Inc.(a)(b)	130,247	25,193,677
Cheesecake Factory Inc. (The)	157,958	8,523,414
Cracker Barrel Old Country Store Inc.	96,701	14,242,123
Domino’s Pizza Inc.	376,161	40,591,534
Dunkin’ Brands Group Inc.	652,419	31,968,531
Jack in the Box Inc.	250,465	19,295,824
Panera Bread Co. Class A(a)(b)	115,367	22,313,131
Wendy’s Co. (The)	842,220	7,285,203

		191,095,780

HOUSEHOLD DURABLES - 2.94%
Jarden Corp.(a)(b)	801,860	39,194,917
KB Home	269,794	3,655,708
NVR Inc.(a)(b)	26,149	39,882,978
Tempur Sealy International Inc.(a)(b)	423,978	30,284,748
Toll Brothers Inc.(a)	1,110,737	38,031,635
TRI Pointe Group Inc.(a)(b)	337,820	4,422,064

		155,472,050

HOUSEHOLD PRODUCTS - 1.55%
Church & Dwight Co. Inc.	896,963	75,255,196
Energizer Holdings Inc.	179,354	6,942,793

		82,197,989

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 0.04%
Talen Energy Corp.(a)(b)	203,899	2,059,380

		2,059,380

INDUSTRIAL CONGLOMERATES - 0.35%
Carlisle Companies Inc.	214,417	18,735,757

		18,735,757

INSURANCE - 2.73%
Alleghany Corp.(a)	51,414	24,067,408
Arthur J Gallagher & Co.	777,180	32,081,990
Brown & Brown Inc.	512,137	15,860,883
Endurance Specialty Holdings Ltd.	124,801	7,616,605

Schedule of Investments (Unaudited) (Continued)

iShares® S&P Mid-Cap 400 Growth ETF

September 30, 2015

Primerica Inc.(b)	339,340	15,294,054
RenaissanceRe Holdings Ltd.(b)	314,716	33,460,605
WR Berkley Corp.	297,202	16,158,873

		144,540,418

INTERNET & CATALOG RETAIL - 0.24%
HSN Inc.	220,683	12,631,895

		12,631,895

INTERNET SOFTWARE & SERVICES - 0.39%
Rackspace Hosting Inc.(a)(b)	828,742	20,453,353

		20,453,353

IT SERVICES - 4.75%
Broadridge Financial Solutions Inc.	550,934	30,494,197
CoreLogic Inc./U.S.(a)	318,038	11,840,555
DST Systems Inc.	122,134	12,841,169
Gartner Inc.(a)	568,829	47,741,818
Global Payments Inc.	446,056	51,176,005
Jack Henry & Associates Inc.	371,735	25,876,473
MAXIMUS Inc.	451,790	26,908,612
VeriFone Systems Inc.(a)	782,750	21,705,657
WEX Inc.(a)(b)	264,782	22,993,669

		251,578,155

LEISURE PRODUCTS - 1.66%
Brunswick Corp./DE	629,854	30,163,708
Polaris Industries Inc.	421,388	50,511,779
Vista Outdoor Inc.(a)(b)	160,162	7,115,998

		87,791,485

LIFE SCIENCES TOOLS & SERVICES - 2.14%
Bio-Techne Corp.	167,873	15,521,538
Charles River Laboratories International Inc.(a)	320,400	20,351,808
Mettler-Toledo International Inc.(a)(b)	189,733	54,024,574
PAREXEL International Corp.(a)(b)	379,087	23,473,067

		113,370,987

MACHINERY - 4.51%
CLARCOR Inc.	206,294	9,836,098
Donaldson Co. Inc.	420,631	11,811,319
Graco Inc.	268,731	18,013,039
IDEX Corp.	318,051	22,677,036
ITT Corp.	612,257	20,467,752
Lincoln Electric Holdings Inc.	232,760	12,203,607
Nordson Corp.	391,728	24,655,360
Toro Co. (The)	375,460	26,484,948
Trinity Industries Inc.(b)	1,058,067	23,986,379
Wabtec Corp./DE	662,200	58,306,710
Woodward Inc.	247,490	10,072,843

		238,515,091

MARINE - 0.26%
Kirby Corp.(a)	224,835	13,928,528

		13,928,528

Schedule of Investments (Unaudited) (Continued)

iShares® S&P Mid-Cap 400 Growth ETF

September 30, 2015

MEDIA - 1.59%
AMC Networks Inc. Class A(a)(b)	417,026	30,513,792
Cable One Inc.(a)	21,656	9,082,960
Cinemark Holdings Inc.	375,083	12,186,447
John Wiley & Sons Inc. Class A	172,742	8,642,282
Live Nation Entertainment Inc.(a)(b)	998,108	23,994,516

		84,419,997

METALS & MINING - 0.45%
Compass Minerals International Inc.	134,172	10,515,059
Royal Gold Inc.	285,416	13,408,844

		23,923,903

MULTI-UTILITIES - 0.24%
Vectren Corp.	305,245	12,823,342

		12,823,342

MULTILINE RETAIL - 0.15%
Big Lots Inc.(b)	170,732	8,181,477

		8,181,477

OIL, GAS & CONSUMABLE FUELS - 0.07%
California Resources Corp.	1,355,166	3,523,432

		3,523,432

PERSONAL PRODUCTS - 0.35%
Edgewell Personal Care Co.	225,673	18,414,917

		18,414,917

PHARMACEUTICALS - 0.60%
Akorn Inc.(a)	548,493	15,634,793
Catalent Inc.(a)(b)	673,463	16,365,151

		31,999,944

PROFESSIONAL SERVICES - 0.30%
CEB Inc.	229,436	15,679,656

		15,679,656

REAL ESTATE INVESTMENT TRUSTS (REITS) - 14.99%
Alexandria Real Estate Equities Inc.(b)	336,821	28,518,634
American Campus Communities Inc.(b)	530,677	19,231,734
BioMed Realty Trust Inc.	705,087	14,087,638
Camden Property Trust(b)	594,940	43,966,066
Care Capital Properties Inc.	568,907	18,734,108
Communications Sales & Leasing Inc./CSL Capital LLC(a)(b)	587,125	10,509,537
Corporate Office Properties Trust(b)	415,396	8,735,778
Douglas Emmett Inc.	952,033	27,342,388
Duke Realty Corp.(b)	2,364,957	45,052,431
Equity One Inc.(b)	339,094	8,253,548
Extra Space Storage Inc.	841,483	64,928,828
Federal Realty Investment Trust(b)	473,497	64,608,666
Highwoods Properties Inc.	431,624	16,725,430
Home Properties Inc.	210,538	15,737,715

Schedule of Investments (Unaudited) (Continued)

iShares® S&P Mid-Cap 400 Growth ETF

September 30, 2015

Hospitality Properties Trust	663,628	16,975,604
Kilroy Realty Corp.	631,617	41,156,164
Lamar Advertising Co. Class A(b)	561,149	29,280,755
LaSalle Hotel Properties(b)	774,788	21,996,231
Mid-America Apartment Communities Inc.	325,296	26,631,984
National Retail Properties Inc.(b)	543,130	19,699,325
Omega Healthcare Investors Inc.(b)	1,108,046	38,947,817
Potlatch Corp.	156,003	4,491,326
Regency Centers Corp.(b)	644,977	40,085,321
Senior Housing Properties Trust(b)	795,557	12,888,023
Sovran Self Storage Inc.(b)	245,465	23,147,349
Tanger Factory Outlet Centers Inc.	465,640	15,352,151
Taubman Centers Inc.	288,821	19,951,755
UDR Inc.(b)	1,794,681	61,880,601
Urban Edge Properties(b)	422,278	9,116,982
Weingarten Realty Investors(b)	781,100	25,862,221

		793,896,110

REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.04%
Alexander & Baldwin Inc.	315,410	10,828,025
Jones Lang LaSalle Inc.	307,994	44,280,298

		55,108,323

ROAD & RAIL - 1.25%
Genesee & Wyoming Inc. Class A(a)(b)	236,782	13,989,081
Landstar System Inc.	298,389	18,938,750
Old Dominion Freight Line Inc.(a)(b)	479,147	29,227,967
Werner Enterprises Inc.	153,745	3,858,999

		66,014,797

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.16%
Cypress Semiconductor Corp.	1,058,185	9,015,736
Integrated Device Technology Inc.(a)	709,997	14,412,939
Silicon Laboratories Inc.(a)(b)	188,509	7,830,664
SunEdison Inc.(a)(b)	1,297,817	9,318,326
Synaptics Inc.(a)(b)	249,342	20,560,742

		61,138,407

SOFTWARE - 8.16%
ACI Worldwide Inc.(a)(b)	806,391	17,030,978
ANSYS Inc.(a)(b)	389,023	34,288,487
Cadence Design Systems Inc.(a)(b)	1,995,949	41,276,225
CDK Global Inc.	734,611	35,099,714
CommVault Systems Inc.(a)(b)	158,784	5,392,305
FactSet Research Systems Inc.	283,697	45,337,617
Fair Isaac Corp.	213,165	18,012,442
Fortinet Inc.(a)(b)	996,516	42,332,000
Manhattan Associates Inc.(a)	502,913	31,331,480
PTC Inc.(a)	782,101	24,823,886
Rovi Corp.(a)(b)	281,809	2,956,176
SolarWinds Inc.(a)(b)	456,261	17,903,682
Solera Holdings Inc.	270,614	14,613,156
Synopsys Inc.(a)(b)	694,370	32,066,007
Tyler Technologies Inc.(a)(b)	231,973	34,635,889
Ultimate Software Group Inc. (The)(a)(b)	195,822	35,054,096

		432,154,140

Schedule of Investments (Unaudited) (Continued)

iShares® S&P Mid-Cap 400 Growth ETF

September 30, 2015

SPECIALTY RETAIL - 2.13%
Foot Locker Inc.	954,188	68,672,910
Williams-Sonoma Inc.	576,968	44,051,507

		112,724,417

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.09%
3D Systems Corp.(a)(b)	424,466	4,902,582

		4,902,582

TEXTILES, APPAREL & LUXURY GOODS - 1.76%
Carter’s Inc.	357,878	32,438,062
Deckers Outdoor Corp.(a)(b)	223,515	12,977,281
Kate Spade & Co.(a)(b)	438,343	8,376,735
Skechers U.S.A. Inc. Class A(a)(b)	292,405	39,205,662

		92,997,740

TRADING COMPANIES & DISTRIBUTORS - 0.33%
GATX Corp.	150,896	6,662,058
MSC Industrial Direct Co. Inc. Class A	179,495	10,954,580

		17,616,638

WATER UTILITIES - 0.35%
Aqua America Inc.	702,091	18,584,349

		18,584,349

TOTAL COMMON STOCKS (Cost: $4,947,021,584)		5,286,437,971

SHORT-TERM INVESTMENTS - 8.14%

MONEY MARKET FUNDS - 8.14%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%(c)(d)(e)	390,501,874	390,501,874
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%(c)(d)(e)	21,404,811	21,404,811

Schedule of Investments (Unaudited) (Continued)

iShares® S&P Mid-Cap 400 Growth ETF

September 30, 2015

BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(c)(d)	19,054,590	19,054,590

		430,961,275

TOTAL SHORT-TERM INVESTMENTS (Cost: $430,961,275)		430,961,275

TOTAL INVESTMENTS IN SECURITIES - 107.99% (Cost: $5,377,982,859)		5,717,399,246

Other Assets, Less Liabilities - (7.99)%		(422,785,235)

NET ASSETS - 100.00%		$5,294,614,011

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 1.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of September 30, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
S&P MidCap 400 E-Mini	57	Dec. 2015	Chicago Mercantile	$7,768,530	$(127,671)

See notes to financial statements.

Schedule of Investments (Unaudited)

iShares® S&P Mid-Cap 400 Value ETF

September 30, 2015

Security	Shares	Value
COMMON STOCKS - 99.82%

AEROSPACE & DEFENSE - 2.17%
B/E Aerospace Inc.	210,073	$9,222,204
Esterline Technologies Corp.(a)(b)	66,367	4,771,123
Huntington Ingalls Industries Inc.	144,587	15,492,497
KLX Inc.(a)(b)	289,743	10,355,415
Orbital ATK Inc.	324,925	23,352,360
Teledyne Technologies Inc.(a)	76,056	6,867,857
Triumph Group Inc.	271,433	11,421,900

		81,483,356

AUTO COMPONENTS - 0.37%
Dana Holding Corp.	881,141	13,992,519

		13,992,519

AUTOMOBILES - 0.20%
Thor Industries Inc.	143,142	7,414,756

		7,414,756

BANKS - 9.24%
Associated Banc-Corp.	825,793	14,839,500
BancorpSouth Inc.	479,161	11,389,657
Bank of Hawaii Corp.	239,230	15,188,713
Cathay General Bancorp	422,339	12,653,276
City National Corp./CA	266,648	23,481,023
Commerce Bancshares Inc./MO	441,280	20,104,717
Cullen/Frost Bankers Inc.	305,653	19,433,418
East West Bancorp Inc.	419,133	16,103,090
First Horizon National Corp.	629,150	8,921,347
First Niagara Financial Group Inc.	1,950,634	19,915,973
FirstMerit Corp.	909,413	16,069,328
Fulton Financial Corp.	961,757	11,637,260
Hancock Holding Co.	429,860	11,627,713
International Bancshares Corp.	306,957	7,683,134
PacWest Bancorp	302,987	12,970,873
Prosperity Bancshares Inc.	361,953	17,775,512
SVB Financial Group(a)	113,196	13,078,666
Synovus Financial Corp.	725,633	21,478,737
TCF Financial Corp.	927,429	14,059,823
Trustmark Corp.	371,794	8,614,467
Umpqua Holdings Corp.	1,209,366	19,712,666
Valley National Bancorp	1,279,398	12,589,276
Webster Financial Corp.	505,348	18,005,549

		347,333,718

BUILDING PRODUCTS - 0.86%
AO Smith Corp.	141,555	9,227,971
Fortune Brands Home & Security Inc.	298,949	14,191,109
Lennox International Inc.	79,315	8,988,769

		32,407,849

Schedule of Investments (Unaudited) (Continued)

iShares® S&P Mid-Cap 400 Value ETF

September 30, 2015

CAPITAL MARKETS - 1.72%
Eaton Vance Corp. NVS	290,266	9,700,690
Federated Investors Inc. Class B	240,371	6,946,722
Janus Capital Group Inc.	372,411	5,064,790
Raymond James Financial Inc.	372,693	18,496,753
Stifel Financial Corp.(a)(b)	381,708	16,069,907
Waddell & Reed Financial Inc. Class A	243,992	8,483,602

		64,762,464

CHEMICALS - 2.84%
Albemarle Corp.	615,726	27,153,517
Ashland Inc.	189,600	19,077,552
Cabot Corp.	345,876	10,915,847
Chemours Co. (The)	679,002	4,393,143
NewMarket Corp.	16,639	5,940,123
Olin Corp.(b)	426,671	7,172,339
PolyOne Corp.	214,777	6,301,557
RPM International Inc.	248,833	10,423,614
Scotts Miracle-Gro Co. (The) Class A	129,601	7,882,333
Sensient Technologies Corp.	120,933	7,413,193

		106,673,218

COMMERCIAL SERVICES & SUPPLIES - 1.88%
Clean Harbors Inc.(a)(b)	291,850	12,832,644
Deluxe Corp.	104,655	5,833,470
Herman Miller Inc.	328,207	9,465,490
HNI Corp.	102,164	4,382,836
MSA Safety Inc.	94,248	3,767,092
Rollins Inc.	155,023	4,165,468
RR Donnelley & Sons Co.	1,147,332	16,705,154
Waste Connections Inc.	277,681	13,489,743

		70,641,897

COMMUNICATIONS EQUIPMENT - 0.67%
Ciena Corp.(a)(b)	696,180	14,424,850
Plantronics Inc.	58,345	2,966,843
Polycom Inc.(a)	733,148	7,683,391

		25,075,084

CONSTRUCTION & ENGINEERING - 1.13%
AECOM(a)(b)	829,949	22,831,897
Granite Construction Inc.	216,481	6,422,991
KBR Inc.	791,499	13,186,374

		42,441,262

CONSUMER FINANCE - 0.24%
SLM Corp.(a)	1,240,276	9,178,042

		9,178,042

CONTAINERS & PACKAGING - 2.15%
AptarGroup Inc.	345,221	22,770,777
Bemis Co. Inc.	534,865	21,164,608
Greif Inc. Class A(b)	141,308	4,509,139
Silgan Holdings Inc.	222,396	11,573,488
Sonoco Products Co.	553,961	20,906,488

		80,924,500

Schedule of Investments (Unaudited) (Continued)

iShares® S&P Mid-Cap 400 Value ETF

September 30, 2015

DIVERSIFIED CONSUMER SERVICES - 0.95%
Apollo Education Group Inc.(a)	554,175	6,129,176
DeVry Education Group Inc.	166,310	4,525,295
Graham Holdings Co. Class B	24,667	14,232,859
Sotheby’s(b)	339,478	10,856,506

		35,743,836

DIVERSIFIED FINANCIAL SERVICES - 0.28%
MSCI Inc.	179,049	10,646,254

		10,646,254

ELECTRIC UTILITIES - 3.56%
Cleco Corp.	331,873	17,668,919
Great Plains Energy Inc.	848,592	22,928,956
Hawaiian Electric Industries Inc.	589,538	16,913,845
IDACORP Inc.	149,592	9,680,098
OGE Energy Corp.	1,095,921	29,984,399
PNM Resources Inc.	239,865	6,728,213
Westar Energy Inc.	775,209	29,799,034

		133,703,464

ELECTRICAL EQUIPMENT - 0.71%
Hubbell Inc. Class B	150,523	12,786,929
Regal Beloit Corp.	246,497	13,914,756

		26,701,685

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 4.81%
Arrow Electronics Inc.(a)(b)	518,136	28,642,558
Avnet Inc.	737,967	31,496,432
Belden Inc.	109,745	5,123,994
FEI Co.	118,888	8,683,579
Ingram Micro Inc. Class A	856,044	23,318,639
IPG Photonics Corp.(a)(b)	65,999	5,013,944
Jabil Circuit Inc.	1,064,262	23,807,541
Keysight Technologies Inc.(a)	279,493	8,619,564
Knowles Corp.(a)(b)	485,732	8,952,041
National Instruments Corp.	252,556	7,018,531
Tech Data Corp.(a)(b)	194,189	13,301,946
Trimble Navigation Ltd.(a)(b)	579,384	9,513,485
Vishay Intertechnology Inc.(b)	742,504	7,194,864

		180,687,118

ENERGY EQUIPMENT & SERVICES - 2.44%
Atwood Oceanics Inc.	319,888	4,737,541
Dril-Quip Inc.(a)(b)	112,983	6,577,870
Helix Energy Solutions Group Inc.(a)	541,377	2,593,196
Nabors Industries Ltd.	1,604,384	15,161,429
Noble Corp. PLC	1,327,052	14,478,138
Oceaneering International Inc.	220,538	8,662,733
Oil States International Inc.(a)(b)	282,439	7,380,131
Patterson-UTI Energy Inc.	808,251	10,620,418
Rowan Companies PLC Class A	684,994	11,062,653
Superior Energy Services Inc.	829,848	10,480,980

		91,755,089

Schedule of Investments (Unaudited) (Continued)

iShares® S&P Mid-Cap 400 Value ETF

September 30, 2015

FOOD & STAPLES RETAILING - 1.09%
Casey’s General Stores Inc.	214,337	22,059,564
SUPERVALU Inc.(a)	771,855	5,541,919
United Natural Foods Inc.(a)(b)	274,923	13,336,515

		40,937,998

FOOD PRODUCTS - 2.57%
Dean Foods Co.	519,278	8,578,472
Flowers Foods Inc.	1,015,556	25,124,855
Ingredion Inc.	391,948	34,220,980
Lancaster Colony Corp.	53,194	5,185,351
Post Holdings Inc.(a)	170,079	10,051,669
Tootsie Roll Industries Inc.(b)	98,261	3,074,587
TreeHouse Foods Inc.(a)(b)	132,792	10,329,890

		96,565,804

GAS UTILITIES - 2.22%
Atmos Energy Corp.	556,403	32,371,526
National Fuel Gas Co.	255,010	12,745,400
ONE Gas Inc.	286,679	12,995,159
Questar Corp.	502,431	9,752,186
WGL Holdings Inc.	272,794	15,732,030

		83,596,301

HEALTH CARE EQUIPMENT & SUPPLIES - 1.72%
Halyard Health Inc.(a)(b)	256,204	7,286,442
Hill-Rom Holdings Inc.	148,817	7,736,996
ResMed Inc.	231,150	11,779,404
Teleflex Inc.	79,863	9,919,783
Thoratec Corp.(a)	301,264	19,057,961
West Pharmaceutical Services Inc.	162,592	8,799,479

		64,580,065

HEALTH CARE PROVIDERS & SERVICES - 2.50%
Community Health Systems Inc.(a)	648,286	27,727,192
Health Net Inc./CA(a)	424,114	25,540,145
LifePoint Health Inc.(a)(b)	121,804	8,635,904
Owens & Minor Inc.(b)	346,702	11,073,662
WellCare Health Plans Inc.(a)	242,281	20,879,776

		93,856,679

HEALTH CARE TECHNOLOGY - 0.34%
Allscripts Healthcare Solutions Inc.(a)(b)	1,038,585	12,878,454

		12,878,454

HOTELS, RESTAURANTS & LEISURE - 0.86%
Cheesecake Factory Inc. (The)	121,480	6,555,061
Cracker Barrel Old Country Store Inc.	54,087	7,965,933
International Speedway Corp. Class A	146,893	4,659,446
Panera Bread Co. Class A(a)(b)	41,602	8,046,243
Wendy’s Co. (The)	601,893	5,206,374

		32,433,057

Schedule of Investments (Unaudited) (Continued)

iShares® S&P Mid-Cap 400 Value ETF

September 30, 2015

HOUSEHOLD DURABLES - 1.38%
Jarden Corp.(a)(b)	447,205	21,859,380
KB Home	284,676	3,857,360
MDC Holdings Inc.	215,578	5,643,832
TRI Pointe Group Inc.(a)	527,635	6,906,742
Tupperware Brands Corp.	273,559	13,538,435

		51,805,749

HOUSEHOLD PRODUCTS - 0.20%
Energizer Holdings Inc.	197,742	7,654,593

		7,654,593

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 0.05%
Talen Energy Corp.(a)(b)	190,750	1,926,575

		1,926,575

INDUSTRIAL CONGLOMERATES - 0.43%
Carlisle Companies Inc.	186,190	16,269,282

		16,269,282

INSURANCE - 9.57%
Alleghany Corp.(a)	46,525	21,778,818
American Financial Group Inc./OH	394,216	27,165,425
Arthur J Gallagher & Co.	335,847	13,863,764
Aspen Insurance Holdings Ltd.	334,127	15,526,882
Brown & Brown Inc.	231,406	7,166,644
CNO Financial Group Inc.	1,056,738	19,877,242
Endurance Specialty Holdings Ltd.	232,602	14,195,700
Everest Re Group Ltd.(b)	242,636	42,058,524
First American Financial Corp.	597,272	23,335,417
Hanover Insurance Group Inc. (The)	242,531	18,844,659
HCC Insurance Holdings Inc.	525,159	40,684,068
Kemper Corp.	267,685	9,468,018
Mercury General Corp.	179,151	9,048,917
Old Republic International Corp.	1,325,537	20,731,399
Reinsurance Group of America Inc.	364,855	33,052,214
StanCorp Financial Group Inc.	232,545	26,556,639
WR Berkley Corp.	303,836	16,519,563

		359,873,893

IT SERVICES - 2.43%
Acxiom Corp.(a)	429,366	8,484,272
Broadridge Financial Solutions Inc.	208,066	11,516,453
Convergys Corp.	540,285	12,485,986
CoreLogic Inc./U.S.(a)(b)	235,073	8,751,768
DST Systems Inc.	87,058	9,153,278
Jack Henry & Associates Inc.	146,935	10,228,145
Leidos Holdings Inc.	352,589	14,565,452
NeuStar Inc. Class A(a)(b)	255,457	6,950,985
Science Applications International Corp.	230,276	9,259,398

		91,395,737

LEISURE PRODUCTS - 0.26%
Vista Outdoor Inc.(a)	218,848	9,723,417

		9,723,417

Schedule of Investments (Unaudited) (Continued)

iShares® S&P Mid-Cap 400 Value ETF

September 30, 2015

LIFE SCIENCES TOOLS & SERVICES - 0.58%
Bio-Rad Laboratories Inc. Class A(a)(b)	113,437	15,235,723
Bio-Techne Corp.	69,482	6,424,306

		21,660,029

MACHINERY - 3.75%
AGCO Corp.(b)	412,010	19,212,026
CLARCOR Inc.	110,628	5,274,743
Crane Co.	271,261	12,643,475
Donaldson Co. Inc.	352,009	9,884,413
Graco Inc.	101,557	6,807,366
IDEX Corp.	170,185	12,134,190
Kennametal Inc.	437,213	10,882,232
Lincoln Electric Holdings Inc.	187,122	9,810,806
Oshkosh Corp.	430,554	15,642,027
Terex Corp.	596,480	10,700,851
Timken Co. (The)	404,336	11,115,197
Valmont Industries Inc.	127,812	12,128,081
Woodward Inc.	116,396	4,737,317

		140,972,724

MARINE - 0.20%
Kirby Corp.(a)	120,457	7,462,311

		7,462,311

MEDIA - 1.44%
Cable One Inc.(a)	7,100	2,977,882
Cinemark Holdings Inc.	278,877	9,060,714
DreamWorks Animation SKG Inc. Class A(a)(b)	390,138	6,807,908
John Wiley & Sons Inc. Class A	133,019	6,654,941
Meredith Corp.	207,042	8,815,848
New York Times Co. (The) Class A	696,309	8,223,409
Time Inc.	604,151	11,509,077

		54,049,779

METALS & MINING - 2.59%
Allegheny Technologies Inc.	600,093	8,509,319
Carpenter Technology Corp.	272,353	8,107,949
Commercial Metals Co.	636,349	8,622,529
Compass Minerals International Inc.	77,925	6,106,982
Reliance Steel & Aluminum Co.	403,902	21,814,747
Royal Gold Inc.	128,496	6,036,742
Steel Dynamics Inc.	1,330,745	22,862,199
U.S. Steel Corp.(b)	804,006	8,377,743
Worthington Industries Inc.	258,657	6,849,237

		97,287,447

MULTI-UTILITIES - 1.96%
Alliant Energy Corp.	621,798	36,368,965
Black Hills Corp.	246,492	10,189,979
MDU Resources Group Inc.	1,072,367	18,444,712
Vectren Corp.	209,248	8,790,509

		73,794,165

MULTILINE RETAIL - 0.60%
Big Lots Inc.(b)	148,312	7,107,111
JC Penney Co. Inc.(a)(b)	1,675,835	15,568,507

		22,675,618

Schedule of Investments (Unaudited) (Continued)

iShares® S&P Mid-Cap 400 Value ETF

September 30, 2015

OIL, GAS & CONSUMABLE FUELS - 4.23%
California Resources Corp.	641,798	1,668,675
Denbury Resources Inc.	1,955,091	4,770,422
Energen Corp.	432,605	21,569,685
Gulfport Energy Corp.(a)	594,886	17,656,217
HollyFrontier Corp.	1,035,592	50,578,313
QEP Resources Inc.	883,819	11,074,252
SM Energy Co.	373,556	11,968,734
Western Refining Inc.	388,851	17,156,106
World Fuel Services Corp.	394,600	14,126,680
WPX Energy Inc.(a)(b)	1,285,684	8,511,228

		159,080,312

PAPER & FOREST PRODUCTS - 0.63%
Domtar Corp.	345,415	12,348,586
Louisiana-Pacific Corp.(a)	785,373	11,183,712

		23,532,298

PERSONAL PRODUCTS - 0.55%
Avon Products Inc.	2,387,170	7,758,302
Edgewell Personal Care Co.	160,341	13,083,826

		20,842,128

PROFESSIONAL SERVICES - 2.36%
FTI Consulting Inc.(a)(b)	230,022	9,548,213
ManpowerGroup Inc.	421,589	34,523,923
Towers Watson & Co. Class A	380,484	44,661,212

		88,733,348

REAL ESTATE INVESTMENT TRUSTS (REITS) - 5.28%
Alexandria Real Estate Equities Inc.	127,204	10,770,363
American Campus Communities Inc.	191,910	6,954,818
BioMed Realty Trust Inc.(b)	544,295	10,875,014
Communications Sales & Leasing Inc./CSL Capital LLC(a)(b)	192,815	3,451,389
Corporate Office Properties Trust	187,207	3,936,963
Corrections Corp. of America(b)	643,864	19,019,743
Equity One Inc.	133,903	3,259,199
Highwoods Properties Inc.	170,821	6,619,314
Home Properties Inc.	149,559	11,179,535
Hospitality Properties Trust	299,805	7,669,012
Liberty Property Trust(b)	823,869	25,960,112
Mack-Cali Realty Corp.	489,773	9,246,914
Mid-America Apartment Communities Inc.	153,068	12,531,677
National Retail Properties Inc.(b)	303,486	11,007,437
Potlatch Corp.(b)	98,031	2,822,312
Rayonier Inc.	692,368	15,280,562
Senior Housing Properties Trust	665,603	10,782,769
Tanger Factory Outlet Centers Inc.	152,034	5,012,561
Taubman Centers Inc.	100,371	6,933,629
Urban Edge Properties(b)	159,610	3,445,980
WP GLIMCHER Inc.	1,016,423	11,851,492

		198,610,795

Schedule of Investments (Unaudited) (Continued)

iShares® S&P Mid-Cap 400 Value ETF

September 30, 2015

ROAD & RAIL - 0.64%
Con-way Inc.	314,634	14,929,383
Genesee & Wyoming Inc. Class A(a)(b)	102,450	6,052,746
Werner Enterprises Inc.	122,675	3,079,143

		24,061,272

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.60%
Advanced Micro Devices Inc.(a)(b)	3,478,601	5,983,194
Atmel Corp.	2,300,111	18,561,896
Cree Inc.(a)(b)	567,564	13,752,076
Cypress Semiconductor Corp.	995,156	8,478,729
Fairchild Semiconductor International Inc.(a)(b)	634,556	8,909,166
Integrated Device Technology Inc.(a)(b)	244,137	4,955,981
Intersil Corp. Class A	726,321	8,497,956
Silicon Laboratories Inc.(a)(b)	67,564	2,806,608
SunEdison Inc.(a)(b)	692,804	4,974,333
Teradyne Inc.	1,159,069	20,874,832

		97,794,771

SOFTWARE - 1.91%
ANSYS Inc.(a)(b)	183,360	16,161,350
CDK Global Inc.	290,298	13,870,438
CommVault Systems Inc.(a)	103,936	3,529,667
Mentor Graphics Corp.	547,798	13,492,265
Rovi Corp.(a)(b)	253,245	2,656,540
Solera Holdings Inc.	150,657	8,135,478
Synopsys Inc.(a)(b)	300,062	13,856,863

		71,702,601

SPECIALTY RETAIL - 4.20%
Aaron’s Inc.	354,427	12,798,359
Abercrombie & Fitch Co. Class A	383,245	8,120,962
American Eagle Outfitters Inc.(b)	988,424	15,449,067
Ascena Retail Group Inc.(a)(b)	940,213	13,078,363
Cabela’s Inc.(a)(b)	274,479	12,516,242
Chico’s FAS Inc.	765,743	12,045,137
CST Brands Inc.	415,684	13,991,924
Dick’s Sporting Goods Inc.	514,925	25,545,429
Guess? Inc.	358,311	7,653,523
Murphy USA Inc.(a)	221,414	12,166,699
Office Depot Inc.(a)(b)	2,712,057	17,411,406
Rent-A-Center Inc./TX	292,297	7,088,202

		157,865,313

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 1.15%
3D Systems Corp.(a)(b)	246,976	2,852,573
Diebold Inc.	357,722	10,649,384
Lexmark International Inc. Class A	339,257	9,831,668
NCR Corp.(a)	868,134	19,750,048

		43,083,673

TEXTILES, APPAREL & LUXURY GOODS - 0.18%
Kate Spade & Co.(a)(b)	351,703	6,721,044

		6,721,044

Schedule of Investments (Unaudited) (Continued)

iShares® S&P Mid-Cap 400 Value ETF

September 30, 2015

THRIFTS & MORTGAGE FINANCE - 1.49%
New York Community Bancorp Inc.(b)	2,439,912	44,064,811
Washington Federal Inc.	516,667	11,754,174

		55,818,985

TRADING COMPANIES & DISTRIBUTORS - 1.01%
GATX Corp.(b)	116,371	5,137,780
MSC Industrial Direct Co. Inc. Class A	122,432	7,472,025
NOW Inc.(a)(b)	589,343	8,722,276
Watsco Inc.	141,285	16,739,447

		38,071,528

WATER UTILITIES - 0.29%
Aqua America Inc.	408,807	10,821,121

		10,821,121

WIRELESS TELECOMMUNICATION SERVICES - 0.34%
Telephone & Data Systems Inc.	518,243	12,935,345

		12,935,345

TOTAL COMMON STOCKS (Cost: $3,738,981,326)		3,752,640,322

SHORT-TERM INVESTMENTS - 5.48%

MONEY MARKET FUNDS - 5.48%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%(c)(d)(e)	176,607,679	176,607,679
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%(c)(d)(e)	9,680,501	9,680,501
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(c)(d)	19,796,215	19,796,215

		206,084,395

TOTAL SHORT-TERM INVESTMENTS (Cost: $206,084,395)		206,084,395

TOTAL INVESTMENTS IN SECURITIES - 105.30% (Cost: $3,945,065,721)		3,958,724,717

Other Assets, Less Liabilities - (5.30)%		(199,194,537)

NET ASSETS - 100.00%		$3,759,530,180

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 1.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Schedule of Investments (Unaudited) (Continued)

iShares® S&P Mid-Cap 400 Value ETF

September 30, 2015

Open futures contracts as of September 30, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
S&P MidCap 400 E-Mini	44	Dec. 2015	Chicago Mercantile	$5,996,760	$(40,918)

See notes to financial statements.

Schedule of Investments (Unaudited)

iShares® S&P Small-Cap 600 Growth ETF

September 30, 2015

Security	Shares	Value
COMMON STOCKS - 99.82%

AEROSPACE & DEFENSE - 1.75%
Aerojet Rocketdyne Holdings Inc.(a)(b)	312,191	$5,051,250
Curtiss-Wright Corp.	502,075	31,339,522
Moog Inc. Class A(a)	156,888	8,482,934
TASER International Inc.(a)(b)	577,767	12,725,318

		57,599,024

AIR FREIGHT & LOGISTICS - 0.53%
Echo Global Logistics Inc.(a)(b)	191,392	3,751,283
Forward Air Corp.	332,754	13,805,964

		17,557,247

AIRLINES - 1.14%
Allegiant Travel Co.	141,716	30,646,085
Hawaiian Holdings Inc.(a)	251,918	6,217,336
Republic Airways Holdings Inc.(a)(b)	138,684	801,594

		37,665,015

AUTO COMPONENTS - 1.12%
Dorman Products Inc.(a)(b)	219,467	11,168,676
Drew Industries Inc.	152,944	8,352,272
Gentherm Inc.(a)(b)	386,385	17,356,414

		36,877,362

AUTOMOBILES - 0.17%
Winnebago Industries Inc.(b)	290,046	5,554,381

		5,554,381

BANKS - 7.70%
Banner Corp.	96,527	4,611,095
Boston Private Financial Holdings Inc.	896,061	10,483,914
Cardinal Financial Corp.	170,451	3,922,078
Columbia Banking System Inc.	273,476	8,535,186
CVB Financial Corp.	489,819	8,179,977
First Commonwealth Financial Corp.	404,890	3,680,450
First Financial Bankshares Inc.(b)	385,559	12,253,065
First Midwest Bancorp Inc./IL	835,824	14,660,353
First NBC Bank Holding Co.(a)	109,551	3,838,667
Glacier Bancorp Inc.	808,819	21,344,733
Home BancShares Inc./AR	631,157	25,561,858
Independent Bank Corp./Rockland MA	109,984	5,070,262
LegacyTexas Financial Group Inc.	207,914	6,337,219
MB Financial Inc.	748,634	24,435,414
Pinnacle Financial Partners Inc.	362,038	17,888,298
PrivateBancorp Inc.	843,006	32,312,420
Simmons First National Corp. Class A	172,707	8,277,847
Southside Bancshares Inc.	124,877	3,440,361
Talmer Bancorp Inc. Class A	385,703	6,421,955
Texas Capital Bancshares Inc.(a)(b)	333,804	17,498,006
United Bankshares Inc./WV(b)	277,265	10,533,297
Westamerica Bancorp.(b)	109,982	4,887,600

		254,174,055

Schedule of Investments (Unaudited) (Continued)

iShares® S&P Small-Cap 600 Growth ETF

September 30, 2015

BIOTECHNOLOGY - 1.83%
Acorda Therapeutics Inc.(a)(b)	289,709	7,680,186
Emergent BioSolutions Inc.(a)(b)	221,788	6,318,740
Enanta Pharmaceuticals Inc.(a)(b)	83,892	3,031,857
Ligand Pharmaceuticals Inc.(a)(b)	193,687	16,589,291
MiMedx Group Inc.(a)(b)	1,062,230	10,250,519
Momenta Pharmaceuticals Inc.(a)	317,688	5,213,260
Repligen Corp.(a)(b)	352,695	9,822,556
Spectrum Pharmaceuticals Inc.(a)(b)	263,716	1,577,022

		60,483,431

BUILDING PRODUCTS - 1.28%
AAON Inc.	436,613	8,461,560
American Woodmark Corp.(a)	98,627	6,397,934
Apogee Enterprises Inc.	313,280	13,987,952
PGT Inc.(a)(b)	523,596	6,429,759
Simpson Manufacturing Co. Inc.	206,311	6,909,355

		42,186,560

CAPITAL MARKETS - 1.35%
Evercore Partners Inc. Class A	196,094	9,851,763
Financial Engines Inc.(b)	338,820	9,985,025
Greenhill & Co. Inc.	150,645	4,288,863
HFF Inc. Class A	368,987	12,457,001
Piper Jaffray Companies(a)(b)	86,027	3,111,597
Virtus Investment Partners Inc.	46,646	4,687,923

		44,382,172

CHEMICALS - 1.53%
Balchem Corp.	337,036	20,481,678
Calgon Carbon Corp.	254,168	3,959,937
Flotek Industries Inc.(a)(b)	574,588	9,595,620
HB Fuller Co.	227,837	7,732,788
Innophos Holdings Inc.	96,054	3,807,580
Quaker Chemical Corp.	61,696	4,755,528

		50,333,131

COMMERCIAL SERVICES & SUPPLIES - 2.04%
G&K Services Inc. Class A	104,994	6,994,700
Healthcare Services Group Inc.	769,544	25,933,633
Matthews International Corp. Class A	170,334	8,341,256
Mobile Mini Inc.	253,512	7,805,635
U.S. Ecology Inc.	232,884	10,165,387
UniFirst Corp./MA	76,940	8,217,961

		67,458,572

COMMUNICATIONS EQUIPMENT - 1.36%
Bel Fuse Inc. Class B	97,017	1,886,011
CalAmp Corp.(a)(b)	255,209	4,106,313
Comtech Telecommunications Corp.	81,653	1,682,868
Ixia(a)	229,666	3,327,860
Lumentum Holdings Inc.(a)	201,623	3,417,510
ViaSat Inc.(a)(b)	475,514	30,570,795

		44,991,357

Schedule of Investments (Unaudited) (Continued)

iShares® S&P Small-Cap 600 Growth ETF

September 30, 2015

CONSTRUCTION & ENGINEERING - 0.50%
Dycom Industries Inc.(a)(b)	193,607	14,009,402
MYR Group Inc.(a)	58,775	1,539,905
Orion Marine Group Inc.(a)	139,607	834,850

		16,384,157

CONSTRUCTION MATERIALS - 0.45%
Headwaters Inc.(a)(b)	791,742	14,884,750

		14,884,750

CONSUMER FINANCE - 1.46%
Encore Capital Group Inc.(a)(b)	141,323	5,228,951
Enova International Inc.(a)(b)	291,342	2,977,515
First Cash Financial Services Inc.(a)(b)	189,463	7,589,888
Green Dot Corp. Class A(a)	203,161	3,575,634
PRA Group Inc.(a)(b)	517,281	27,374,510
World Acceptance Corp.(a)(b)	52,632	1,412,643

		48,159,141

DISTRIBUTORS - 1.25%
Core-Mark Holding Co. Inc.	121,623	7,960,226
Pool Corp.	459,321	33,208,908

		41,169,134

DIVERSIFIED CONSUMER SERVICES - 0.36%
American Public Education Inc.(a)(b)	77,195	1,810,223
Capella Education Co.	70,052	3,468,975
Strayer Education Inc.(a)(b)	118,566	6,517,573

		11,796,771

DIVERSIFIED FINANCIAL SERVICES - 0.75%
MarketAxess Holdings Inc.	267,312	24,827,939

		24,827,939

DIVERSIFIED TELECOMMUNICATION SERVICES - 0.77%
8x8 Inc.(a)	430,415	3,559,532
Cincinnati Bell Inc.(a)(b)	1,310,272	4,088,049
Consolidated Communications Holdings Inc.	541,365	10,432,104
General Communication Inc. Class A(a)(b)	323,146	5,577,500
Iridium Communications Inc.(a)(b)	308,516	1,897,373

		25,554,558

ELECTRICAL EQUIPMENT - 0.59%
AZZ Inc.	276,297	13,452,901
Franklin Electric Co. Inc.	191,972	5,227,397
Vicor Corp.(a)	87,070	888,114

		19,568,412

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 1.90%
Agilysys Inc.(a)(b)	71,655	796,804
Badger Meter Inc.	103,027	5,981,748

Schedule of Investments (Unaudited) (Continued)

iShares® S&P Small-Cap 600 Growth ETF

September 30, 2015

DTS Inc./CA(a)(b)	185,530	4,953,651
Electro Scientific Industries Inc.	97,886	454,191
FARO Technologies Inc.(a)(b)	116,500	4,077,500
Littelfuse Inc.	152,981	13,944,218
Methode Electronics Inc.	412,605	13,162,099
MTS Systems Corp.	85,542	5,141,930
OSI Systems Inc.(a)(b)	96,739	7,445,033
Park Electrochemical Corp.	97,373	1,712,791
Rogers Corp.(a)	96,478	5,130,700

		62,800,665

ENERGY EQUIPMENT & SERVICES - 0.29%
Era Group Inc.(a)	99,565	1,490,488
U.S. Silica Holdings Inc.(b)	572,748	8,070,019

		9,560,507

FOOD PRODUCTS - 2.62%
B&G Foods Inc.	329,622	12,014,722
Cal-Maine Foods Inc.(b)	332,300	18,146,903
Calavo Growers Inc.	158,751	7,086,644
Diamond Foods Inc.(a)	137,328	4,237,942
J&J Snack Foods Corp.	158,233	17,984,763
Sanderson Farms Inc.(b)	116,507	7,988,885
Snyder’s-Lance Inc.	560,134	18,893,320

		86,353,179

GAS UTILITIES - 0.87%
New Jersey Resources Corp.	440,253	13,220,797
Piedmont Natural Gas Co. Inc.	390,523	15,648,257

		28,869,054

HEALTH CARE EQUIPMENT & SUPPLIES - 6.16%
Abaxis Inc.(b)	229,134	10,079,605
ABIOMED Inc.(a)(b)	413,794	38,383,531
Anika Therapeutics Inc.(a)(b)	157,324	5,007,623
Cantel Medical Corp.	382,644	21,695,915
CONMED Corp.	119,091	5,685,404
CryoLife Inc.	142,475	1,386,282
Cyberonics Inc.(a)(b)	170,152	10,341,839
Cynosure Inc. Class A(a)(b)	244,459	7,343,548
Greatbatch Inc.(a)(b)	167,286	9,438,276
Haemonetics Corp.(a)(b)	267,677	8,651,321
ICU Medical Inc.(a)	94,679	10,367,350
Inogen Inc.(a)(b)	91,546	4,444,558
Integra LifeSciences Holdings Corp.(a)(b)	149,378	8,895,460
Masimo Corp.(a)(b)	295,329	11,387,886
Meridian Bioscience Inc.	202,415	3,461,297
Natus Medical Inc.(a)	354,619	13,989,720
Neogen Corp.(a)(b)	251,546	11,317,055
NuVasive Inc.(a)(b)	309,302	14,914,542
SurModics Inc.(a)(b)	83,635	1,826,588
Vascular Solutions Inc.(a)(b)	144,057	4,668,887

		203,286,687

HEALTH CARE PROVIDERS & SERVICES - 3.87%
Aceto Corp.	148,028	4,063,369
Air Methods Corp.(a)(b)	218,787	7,458,449
Amedisys Inc.(a)(b)	149,006	5,657,758

Schedule of Investments (Unaudited) (Continued)

iShares® S&P Small-Cap 600 Growth ETF

September 30, 2015

AMN Healthcare Services Inc.(a)(b)	510,388	15,316,744
AmSurg Corp.(a)(b)	321,453	24,980,113
Chemed Corp.(b)	181,100	24,171,417
CorVel Corp.(a)	55,636	1,797,043
Cross Country Healthcare Inc.(a)	175,327	2,386,200
Ensign Group Inc. (The)	254,751	10,860,035
ExamWorks Group Inc.(a)(b)	422,994	12,368,344
HealthEquity Inc.(a)(b)	220,048	6,502,418
Landauer Inc.	54,283	2,007,928
Providence Service Corp. (The)(a)	75,638	3,296,304
Select Medical Holdings Corp.	634,005	6,840,914

		127,707,036

HEALTH CARE TECHNOLOGY - 1.51%
Computer Programs & Systems Inc.	66,607	2,806,153
HealthStream Inc.(a)(b)	262,773	5,731,079
HMS Holdings Corp.(a)(b)	499,238	4,378,317
MedAssets Inc.(a)(b)	360,865	7,238,952
Medidata Solutions Inc.(a)(b)	367,298	15,466,919
Omnicell Inc.(a)(b)	385,145	11,978,010
Quality Systems Inc.	187,278	2,337,229

		49,936,659

HOTELS, RESTAURANTS & LEISURE - 4.41%
BJ’s Restaurants Inc.(a)(b)	225,293	9,694,358
Bob Evans Farms Inc./DE	98,736	4,280,206
DineEquity Inc.	96,875	8,879,562
Interval Leisure Group Inc.	223,036	4,094,941
Marriott Vacations Worldwide Corp.	293,328	19,987,370
Monarch Casino & Resort Inc.(a)	51,755	930,037
Papa John’s International Inc.	312,647	21,410,066
Pinnacle Entertainment Inc.(a)(b)	477,863	16,170,884
Popeyes Louisiana Kitchen Inc.(a)(b)	245,530	13,838,071
Ruth’s Hospitality Group Inc.	171,172	2,779,833
Scientific Games Corp. Class A(a)(b)	537,227	5,614,022
Sonic Corp.	556,403	12,769,449
Texas Roadhouse Inc.	674,983	25,109,368

		145,558,167

HOUSEHOLD DURABLES - 2.81%
Helen of Troy Ltd.(a)(b)	306,258	27,348,839
iRobot Corp.(a)(b)	170,271	4,961,697
Meritage Homes Corp.(a)(b)	395,367	14,438,803
Ryland Group Inc. (The)	501,684	20,483,758
Standard Pacific Corp.(a)	1,570,443	12,563,544
TopBuild Corp.(a)(b)	197,247	6,108,740
Universal Electronics Inc.(a)	163,041	6,852,613

		92,757,994

HOUSEHOLD PRODUCTS - 0.25%
WD-40 Co.	91,182	8,121,581

		8,121,581

INSURANCE - 1.24%
American Equity Investment Life Holding Co.	410,354	9,565,351
AMERISAFE Inc.	104,349	5,189,276
eHealth Inc.(a)(b)	89,705	1,149,121
HCI Group Inc.	97,592	3,783,642

Schedule of Investments (Unaudited) (Continued)

iShares® S&P Small-Cap 600 Growth ETF

September 30, 2015

RLI Corp.	168,968	9,044,857
United Insurance Holdings Corp.(b)	139,235	1,830,940
Universal Insurance Holdings Inc.	349,746	10,331,497

		40,894,684

INTERNET & CATALOG RETAIL - 0.29%
Blue Nile Inc.(a)(b)	65,919	2,210,923
FTD Companies Inc.(a)(b)	120,871	3,601,956
NutriSystem Inc.	144,007	3,819,066

		9,631,945

INTERNET SOFTWARE & SERVICES - 3.19%
comScore Inc.(a)(b)	348,284	16,073,307
Constant Contact Inc.(a)(b)	345,260	8,369,102
DHI Group Inc.(a)	470,838	3,441,826
j2 Global Inc.	492,276	34,877,755
LivePerson Inc.(a)	354,891	2,682,976
LogMeIn Inc.(a)(b)	266,478	18,163,140
NIC Inc.	413,568	7,324,289
QuinStreet Inc.(a)(b)	113,637	630,685
Stamps.com Inc.(a)(b)	159,163	11,779,654
XO Group Inc.(a)	141,831	2,004,072

		105,346,806

IT SERVICES - 1.84%
Cardtronics Inc.(a)(b)	480,980	15,728,046
ExlService Holdings Inc.(a)(b)	217,721	8,040,437
Forrester Research Inc.	70,719	2,223,405
Heartland Payment Systems Inc.	267,771	16,872,251
Perficient Inc.(a)	192,757	2,974,240
Virtusa Corp.(a)(b)	289,478	14,853,116

		60,691,495

LEISURE PRODUCTS - 0.18%
Sturm Ruger & Co. Inc.	102,476	6,014,316

		6,014,316

LIFE SCIENCES TOOLS & SERVICES - 0.90%
Affymetrix Inc.(a)(b)	859,663	7,341,522
Albany Molecular Research Inc.(a)(b)	290,760	5,065,039
Cambrex Corp.(a)(b)	336,285	13,343,789
Luminex Corp.(a)(b)	241,104	4,077,069

		29,827,419

MACHINERY - 2.50%
Albany International Corp. Class A	133,421	3,817,175
EnPro Industries Inc.	116,559	4,565,616
ESCO Technologies Inc.	121,295	4,354,491
Federal Signal Corp.	345,709	4,739,670
Hillenbrand Inc.	674,324	17,539,167
John Bean Technologies Corp.	135,082	5,166,887
Lindsay Corp.(b)	76,267	5,170,140
Lydall Inc.(a)(b)	183,028	5,214,468
Mueller Industries Inc.	257,019	7,602,622
SPX FLOW Inc.(a)	136,091	4,685,613
Standex International Corp.	88,151	6,642,178
Tennant Co.	105,951	5,952,327
Watts Water Technologies Inc. Class A	136,314	7,200,105

		82,650,459

Schedule of Investments (Unaudited) (Continued)

iShares® S&P Small-Cap 600 Growth ETF

September 30, 2015

MARINE - 0.54%
Matson Inc.	466,347	17,949,696

		17,949,696

MEDIA - 0.51%
EW Scripps Co. (The) Class A	574,756	10,155,938
Gannett Co. Inc.	457,637	6,740,993

		16,896,931

METALS & MINING - 0.38%
Century Aluminum Co.(a)(b)	541,054	2,488,848
Globe Specialty Metals Inc.	335,980	4,075,438
Stillwater Mining Co.(a)(b)	573,046	5,919,565

		12,483,851

MULTI-UTILITIES - 0.40%
NorthWestern Corp.	242,309	13,043,493

		13,043,493

MULTILINE RETAIL - 0.08%
Tuesday Morning Corp.(a)(b)	479,778	2,595,599

		2,595,599

OIL, GAS & CONSUMABLE FUELS - 0.89%
Approach Resources Inc.(a)(b)	193,616	362,062
Bonanza Creek Energy Inc.(a)(b)	266,511	1,084,700
Carrizo Oil & Gas Inc.(a)(b)	517,824	15,814,345
REX American Resources Corp.(a)(b)	42,448	2,148,718
Synergy Resources Corp.(a)(b)	1,024,392	10,039,041

		29,448,866

PAPER & FOREST PRODUCTS - 1.31%
Boise Cascade Co.(a)	207,565	5,234,789
Clearwater Paper Corp.(a)	92,374	4,363,748
Deltic Timber Corp.	119,672	7,157,582
KapStone Paper and Packaging Corp.	917,946	15,155,288
Neenah Paper Inc.	179,591	10,466,564
Wausau Paper Corp.	158,540	1,014,656

		43,392,627

PERSONAL PRODUCTS - 0.05%
Medifast Inc.(a)(b)	58,076	1,559,921

		1,559,921

PHARMACEUTICALS - 3.42%
ANI Pharmaceuticals Inc.(a)(b)	56,152	2,218,566
Depomed Inc.(a)	600,755	11,324,232
Impax Laboratories Inc.(a)(b)	727,238	25,606,050
Lannett Co. Inc.(a)(b)	297,072	12,334,429
Medicines Co. (The)(a)(b)	300,717	11,415,217

Schedule of Investments (Unaudited) (Continued)

iShares® S&P Small-Cap 600 Growth ETF

September 30, 2015

Nektar Therapeutics(a)(b)	1,417,965	15,540,896
Prestige Brands Holdings Inc.(a)(b)	564,300	25,483,788
Sagent Pharmaceuticals Inc.(a)(b)	258,068	3,956,182
Supernus Pharmaceuticals Inc.(a)(b)	365,449	5,127,250

		113,006,610

PROFESSIONAL SERVICES - 1.32%
Exponent Inc.	169,868	7,569,318
Korn/Ferry International	260,865	8,626,805
On Assignment Inc.(a)(b)	507,404	18,723,208
WageWorks Inc.(a)(b)	192,922	8,696,924

		43,616,255

REAL ESTATE INVESTMENT TRUSTS (REITS) - 11.28%
Acadia Realty Trust(b)	457,519	13,757,596
Agree Realty Corp.(b)	95,169	2,840,795
American Assets Trust Inc.(b)	217,526	8,888,112
CareTrust REIT Inc.(b)	519,267	5,893,680
Cedar Realty Trust Inc.(b)	565,581	3,512,258
Chesapeake Lodging Trust(b)	639,170	16,656,770
CoreSite Realty Corp.(b)	284,403	14,629,690
Cousins Properties Inc.	2,204,452	20,325,047
DiamondRock Hospitality Co.(b)	2,148,834	23,744,616
EastGroup Properties Inc.(b)	220,071	11,923,447
Education Realty Trust Inc.(b)	518,279	17,077,293
EPR Properties(b)	328,194	16,924,965
Franklin Street Properties Corp.(b)	470,203	5,054,682
GEO Group Inc. (The)(b)	448,325	13,333,186
Healthcare Realty Trust Inc.	1,074,785	26,708,407
Inland Real Estate Corp.(b)	974,253	7,891,449
Lexington Realty Trust(b)	1,414,708	11,459,135
LTC Properties Inc.(b)	232,970	9,940,830
Medical Properties Trust Inc.(b)	2,503,159	27,684,939
Parkway Properties Inc./Md	489,896	7,622,782
Pennsylvania REIT(b)	460,421	9,130,148
Post Properties Inc.	584,127	34,048,763
PS Business Parks Inc.	127,171	10,094,834
Retail Opportunity Investments Corp.(b)	1,058,040	17,499,982
Sabra Health Care REIT Inc.(b)	697,770	16,174,309
Saul Centers Inc.(b)	123,540	6,393,195
Summit Hotel Properties Inc.	484,517	5,654,313
Universal Health Realty Income Trust(b)	96,588	4,533,841
Urstadt Biddle Properties Inc. Class A	161,885	3,033,725

		372,432,789

ROAD & RAIL - 1.38%
ArcBest Corp.	261,947	6,750,374
Heartland Express Inc.	668,531	13,330,508
Knight Transportation Inc.	662,143	15,891,432
Marten Transport Ltd.	87,899	1,421,327
Saia Inc.(a)(b)	267,787	8,288,008

		45,681,649

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.50%
Cabot Microelectronics Corp.(a)(b)	123,514	4,784,932
CEVA Inc.(a)(b)	107,782	2,001,512
Cirrus Logic Inc.(a)(b)	401,780	12,660,088
Diodes Inc.(a)(b)	264,436	5,650,997
DSP Group Inc.(a)	129,103	1,176,128

Schedule of Investments (Unaudited) (Continued)

iShares® S&P Small-Cap 600 Growth ETF

September 30, 2015

Exar Corp.(a)(b)	229,881	1,367,792
Kopin Corp.(a)(b)	281,396	883,583
Microsemi Corp.(a)(b)	613,350	20,130,147
MKS Instruments Inc.	252,117	8,453,483
Monolithic Power Systems Inc.	390,220	19,979,264
Nanometrics Inc.(a)(b)	97,431	1,182,812
Pericom Semiconductor Corp.	120,734	2,203,396
Power Integrations Inc.	162,632	6,858,192
Semtech Corp.(a)(b)	357,721	5,401,587
Tessera Technologies Inc.	524,877	17,011,264
Ultratech Inc.(a)(b)	98,919	1,584,682
Veeco Instruments Inc.(a)(b)	198,215	4,065,390

		115,395,249

SOFTWARE - 3.77%
Blackbaud Inc.	501,627	28,151,307
Bottomline Technologies de Inc.(a)(b)	197,688	4,944,177
Ebix Inc.(b)	133,303	3,327,243
Epiq Systems Inc.	203,538	2,629,711
ePlus Inc.(a)	30,768	2,432,826
Interactive Intelligence Group Inc.(a)(b)	103,663	3,079,828
MicroStrategy Inc. Class A(a)	99,910	19,629,318
Monotype Imaging Holdings Inc.	260,818	5,691,049
Progress Software Corp.(a)	295,361	7,629,174
Synchronoss Technologies Inc.(a)(b)	423,053	13,876,138
Take-Two Interactive Software Inc.(a)(b)	913,613	26,248,101
Tangoe Inc.(a)	173,319	1,247,897
VASCO Data Security International Inc.(a)(b)	319,929	5,451,590

		124,338,359

SPECIALTY RETAIL - 3.23%
Barnes & Noble Education Inc.(a)	92,428	1,174,760
Buckle Inc. (The)(b)	151,311	5,593,968
Caleres Inc.	207,658	6,339,799
Cato Corp. (The) Class A	144,446	4,915,497
Christopher & Banks Corp.(a)	28,183	31,283
Finish Line Inc. (The) Class A	241,208	4,655,314
Francesca’s Holdings Corp.(a)(b)	456,151	5,578,727
Group 1 Automotive Inc.	120,323	10,245,503
Hibbett Sports Inc.(a)(b)	120,143	4,206,206
Lithia Motors Inc. Class A	132,267	14,299,385
Lumber Liquidators Holdings Inc.(a)(b)	160,323	2,106,644
MarineMax Inc.(a)(b)	153,976	2,175,681
Monro Muffler Brake Inc.(b)	208,950	14,114,573
Outerwall Inc.(b)	194,434	11,069,128
Select Comfort Corp.(a)(b)	551,493	12,066,667
Vitamin Shoppe Inc.(a)(b)	142,717	4,658,283
Zumiez Inc.(a)(b)	216,916	3,390,397

		106,621,815

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.99%
Electronics For Imaging Inc.(a)(b)	506,556	21,923,744
Super Micro Computer Inc.(a)(b)	390,070	10,633,308

		32,557,052

TEXTILES, APPAREL & LUXURY GOODS - 2.33%
G-III Apparel Group Ltd.(a)(b)	425,854	26,258,158
Iconix Brand Group Inc.(a)(b)	519,976	7,030,075
Oxford Industries Inc.	78,567	5,804,530
Steven Madden Ltd.(a)(b)	377,703	13,831,484
Wolverine World Wide Inc.	1,103,569	23,881,233

		76,805,480

Schedule of Investments (Unaudited) (Continued)

iShares® S&P Small-Cap 600 Growth ETF

September 30, 2015

THRIFTS & MORTGAGE FINANCE - 1.37%
Bank Mutual Corp.	460,985	3,540,365
BofI Holding Inc.(a)(b)	152,457	19,641,035
Brookline Bancorp Inc.	373,737	3,789,693
LendingTree Inc.(a)	71,979	6,696,206
Northfield Bancorp. Inc.	256,586	3,902,673
Oritani Financial Corp.	214,733	3,354,130
Walker & Dunlop Inc.(a)(b)	164,261	4,283,927

		45,208,029

WATER UTILITIES - 0.31%
American States Water Co.	243,909	10,097,833

		10,097,833

TOTAL COMMON STOCKS (Cost: $3,203,368,929)		3,294,747,926

SHORT-TERM INVESTMENTS - 15.30%

MONEY MARKET FUNDS - 15.30%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%(c)(d)(e)	464,740,958	464,740,958
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%(c)(d)(e)	25,474,122	25,474,122
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(c)(d)	14,727,214	14,727,214

		504,942,294

TOTAL SHORT-TERM INVESTMENTS (Cost: $504,942,294)		504,942,294

TOTAL INVESTMENTS IN SECURITIES - 115.12% (Cost: $3,708,311,223)		3,799,690,220

Other Assets, Less Liabilities - (15.12)%		(499,189,611)

NET ASSETS - 100.00%		$3,300,500,609

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 1.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Schedule of Investments (Unaudited) (Continued)

iShares® S&P Small-Cap 600 Growth ETF

September 30, 2015

Open futures contracts as of September 30, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
Russell 2000 Mini	44	Dec. 2015	ICE Markets Equity	$4,821,960	$(130,259)

See notes to financial statements.

Schedule of Investments (Unaudited)

iShares® S&P Small-Cap 600 Value ETF

September 30, 2015

Security	Shares	Value
COMMON STOCKS - 99.83%

AEROSPACE & DEFENSE - 1.49%
AAR Corp.	326,701	$6,197,518
Aerojet Rocketdyne Holdings Inc.(a)(b)	334,098	5,405,706
Aerovironment Inc.(a)(b)	203,386	4,075,855
American Science & Engineering Inc.	69,664	2,477,252
Cubic Corp.	213,991	8,974,783
Engility Holdings Inc.	170,025	4,383,244
Moog Inc. Class A(a)(b)	189,892	10,267,460
National Presto Industries Inc.	47,643	4,014,399

		45,796,217

AIR FREIGHT & LOGISTICS - 0.88%
Atlas Air Worldwide Holdings Inc.(a)(b)	246,203	8,508,776
Echo Global Logistics Inc.(a)(b)	77,337	1,515,805
Hub Group Inc. Class A(a)(b)	352,369	12,829,755
UTi Worldwide Inc.(a)	906,298	4,159,908

		27,014,244

AIRLINES - 0.54%
Hawaiian Holdings Inc.(a)	249,541	6,158,672
Republic Airways Holdings Inc.(a)(b)	374,325	2,163,598
SkyWest Inc.	497,291	8,294,814

		16,617,084

AUTO COMPONENTS - 0.70%
Dorman Products Inc.(a)(b)	103,403	5,262,179
Drew Industries Inc.	97,263	5,311,532
Standard Motor Products Inc.	195,106	6,805,297
Superior Industries International Inc.	228,822	4,274,395

		21,653,403

BANKS - 10.82%
Banner Corp.	99,356	4,746,236
BBCN Bancorp Inc.	781,776	11,742,276
Cardinal Financial Corp.	160,584	3,695,038
Central Pacific Financial Corp.	307,891	6,456,474
City Holding Co.	150,525	7,420,882
Columbia Banking System Inc.	317,726	9,916,228
Community Bank System Inc.	401,532	14,924,944
CVB Financial Corp.(b)	524,816	8,764,427
First BanCorp/Puerto Rico(a)	1,138,510	4,053,096
First Commonwealth Financial Corp.	505,372	4,593,831
First Financial Bancorp	606,449	11,571,047
First Financial Bankshares Inc.(b)	277,502	8,819,014
First NBC Bank Holding Co.(a)	55,147	1,932,351
FNB Corp./PA	1,719,393	22,266,139
Hanmi Financial Corp.	314,248	7,919,050
Independent Bank Corp./Rockland MA	157,096	7,242,126
LegacyTexas Financial Group Inc.	241,097	7,348,637
National Penn Bancshares Inc.	1,374,404	16,149,247
NBT Bancorp Inc.	429,706	11,576,280
OFG Bancorp	430,497	3,758,239
Old National Bancorp/IN	1,129,211	15,729,909

Schedule of Investments (Unaudited) (Continued)

iShares® S&P Small-Cap 600 Value ETF

September 30, 2015

S&T Bancorp Inc.	342,106	11,159,498
Simmons First National Corp. Class A	118,897	5,698,733
Southside Bancshares Inc.	117,712	3,242,966
Sterling Bancorp/DE	1,170,104	17,399,446
Talmer Bancorp Inc. Class A	265,217	4,415,863
Texas Capital Bancshares Inc.(a)(b)	144,089	7,553,145
Tompkins Financial Corp.	120,170	6,412,271
UMB Financial Corp.	411,098	20,887,889
United Bankshares Inc./WV	380,215	14,444,368
United Community Banks Inc./GA	570,654	11,664,168
Westamerica Bancorp.	150,660	6,695,330
Wilshire Bancorp Inc.	694,513	7,299,332
Wintrust Financial Corp.	473,190	25,282,542

		332,781,022

BIOTECHNOLOGY - 0.52%
Acorda Therapeutics Inc.(a)(b)	155,340	4,118,063
Emergent BioSolutions Inc.(a)(b)	95,497	2,720,710
Enanta Pharmaceuticals Inc.(a)(b)	52,221	1,887,267
Momenta Pharmaceuticals Inc.(a)(b)	326,166	5,352,384
Spectrum Pharmaceuticals Inc.(a)(b)	339,690	2,031,346

		16,109,770

BUILDING PRODUCTS - 1.27%
American Woodmark Corp.(a)	44,099	2,860,702
Gibraltar Industries Inc.(a)	287,908	5,283,112
Griffon Corp.	386,916	6,101,665
Quanex Building Products Corp.	332,863	6,048,121
Simpson Manufacturing Co. Inc.	221,563	7,420,145
Universal Forest Products Inc.	197,852	11,412,103

		39,125,848

CAPITAL MARKETS - 1.65%
Calamos Asset Management Inc. Class A	170,187	1,613,373
Evercore Partners Inc. Class A	159,224	7,999,414
Financial Engines Inc.(b)	198,387	5,846,465
Greenhill & Co. Inc.	131,224	3,735,947
Interactive Brokers Group Inc. Class A	563,094	22,225,320
Investment Technology Group Inc.	333,810	4,453,025
Piper Jaffray Companies(a)(b)	69,315	2,507,124
Virtus Investment Partners Inc.	24,746	2,486,973

		50,867,641

CHEMICALS - 2.99%
A Schulman Inc.	287,841	9,346,197
American Vanguard Corp.	251,444	2,906,693
Calgon Carbon Corp.	283,007	4,409,249
FutureFuel Corp.	222,270	2,196,028
Hawkins Inc.	94,242	3,628,317
HB Fuller Co.	287,920	9,772,005
Innophos Holdings Inc.	106,080	4,205,011
Innospec Inc.	237,328	11,038,125
Intrepid Potash Inc.(a)(b)	551,756	3,056,728
Koppers Holdings Inc.	201,985	4,074,037
Kraton Performance Polymers Inc.(a)(b)	308,089	5,514,793
LSB Industries Inc.(a)(b)	191,564	2,934,761
OM Group Inc.	300,724	9,890,812
Quaker Chemical Corp.	74,709	5,758,570
Rayonier Advanced Materials Inc.	421,091	2,577,077
Stepan Co.	179,694	7,477,067
Tredegar Corp.	243,059	3,179,212

		91,964,682

Schedule of Investments (Unaudited) (Continued)

iShares® S&P Small-Cap 600 Value ETF

September 30, 2015

COMMERCIAL SERVICES & SUPPLIES - 3.70%
ABM Industries Inc.	550,679	15,039,044
Brady Corp. Class A	469,537	9,231,097
Brink’s Co. (The)	478,524	12,924,933
Essendant Inc.	372,260	12,072,392
G&K Services Inc. Class A	100,039	6,664,598
Interface Inc.	645,491	14,484,818
Matthews International Corp. Class A	168,452	8,249,095
Mobile Mini Inc.	214,172	6,594,356
Tetra Tech Inc.	590,059	14,344,334
UniFirst Corp./MA	79,409	8,481,675
Viad Corp.	197,324	5,720,423

		113,806,765

COMMUNICATIONS EQUIPMENT - 1.72%
ADTRAN Inc.	490,659	7,163,621
Black Box Corp.	151,853	2,238,313
CalAmp Corp.(a)(b)	123,238	1,982,900
Comtech Telecommunications Corp.	84,469	1,740,906
Digi International Inc.(a)	248,279	2,927,210
Harmonic Inc.(a)	866,073	5,023,223
Ixia(a)	387,063	5,608,543
Lumentum Holdings Inc.(a)	275,378	4,667,657
NETGEAR Inc.(a)	315,878	9,214,161
Viavi Solutions Inc.(a)(b)	2,304,910	12,377,367

		52,943,901

CONSTRUCTION & ENGINEERING - 1.93%
Aegion Corp.(a)	356,125	5,868,940
Comfort Systems USA Inc.	369,013	10,059,294
Dycom Industries Inc.(a)(b)	156,918	11,354,587
EMCOR Group Inc.	616,205	27,267,071
MYR Group Inc.(a)	152,631	3,998,932
Orion Marine Group Inc.(a)	149,221	892,342

		59,441,166

CONSUMER FINANCE - 0.78%
Cash America International Inc.	261,289	7,308,253
Encore Capital Group Inc.(a)(b)	101,347	3,749,839
Ezcorp Inc. Class A(a)(b)	507,322	3,130,177
First Cash Financial Services Inc.(a)(b)	101,727	4,075,184
Green Dot Corp. Class A(a)(b)	276,353	4,863,813
World Acceptance Corp.(a)(b)	36,236	972,574

		24,099,840

CONTAINERS & PACKAGING - 0.10%
Myers Industries Inc.	224,437	3,007,456

		3,007,456

DISTRIBUTORS - 0.29%
Core-Mark Holding Co. Inc.	115,517	7,560,588
VOXX International Corp.(a)(b)	199,384	1,479,429

		9,040,017

Schedule of Investments (Unaudited) (Continued)

iShares® S&P Small-Cap 600 Value ETF

September 30, 2015

DIVERSIFIED CONSUMER SERVICES - 0.43%
American Public Education Inc.(a)(b)	93,622	2,195,436
Capella Education Co.	44,333	2,195,370
Career Education Corp.(a)	663,550	2,494,948
Regis Corp.(a)	416,667	5,458,338
Universal Technical Institute Inc.	209,836	736,524

		13,080,616

DIVERSIFIED FINANCIAL SERVICES - 0.37%
MarketAxess Holdings Inc.	120,957	11,234,486

		11,234,486

DIVERSIFIED TELECOMMUNICATION SERVICES - 0.66%
8x8 Inc.(a)	477,790	3,951,324
Atlantic Tele-Network Inc.	105,613	7,807,969
Cincinnati Bell Inc.(a)	863,294	2,693,477
Iridium Communications Inc.(a)(b)	513,751	3,159,569
Lumos Networks Corp.	223,739	2,720,666

		20,333,005

ELECTRIC UTILITIES - 2.12%
ALLETE Inc.	446,747	22,556,256
El Paso Electric Co.	396,138	14,585,801
UIL Holdings Corp.	555,413	27,920,612

		65,062,669

ELECTRICAL EQUIPMENT - 1.50%
Encore Wire Corp.	203,898	6,661,348
EnerSys	454,963	24,376,918
Franklin Electric Co. Inc.	213,561	5,815,266
General Cable Corp.	480,765	5,721,103
Powell Industries Inc.	88,690	2,669,569
Vicor Corp.(a)	90,726	925,405

		46,169,609

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 6.67%
Agilysys Inc.(a)	85,579	951,639
Anixter International Inc.(a)	277,958	16,060,413
Badger Meter Inc.(b)	48,652	2,824,735
Benchmark Electronics Inc.(a)	502,576	10,936,054
Checkpoint Systems Inc.	412,524	2,990,799
Coherent Inc.(a)	243,357	13,311,628
CTS Corp.	322,624	5,971,770
Daktronics Inc.	377,237	3,270,645
Electro Scientific Industries Inc.	189,452	879,057
Fabrinet(a)	294,725	5,402,309
FARO Technologies Inc.(a)(b)	64,208	2,247,280
II-VI Inc.(a)	517,417	8,320,065
Insight Enterprises Inc.(a)(b)	364,494	9,422,170
Itron Inc.(a)(b)	374,801	11,959,900
Littelfuse Inc.	82,348	7,506,020
Mercury Systems Inc.(a)	321,166	5,109,751
MTS Systems Corp.	68,998	4,147,470
Newport Corp.(a)	388,573	5,342,879

Schedule of Investments (Unaudited) (Continued)

iShares® S&P Small-Cap 600 Value ETF

September 30, 2015

OSI Systems Inc.(a)	92,099	7,087,939
Park Electrochemical Corp.	111,200	1,956,008
Plexus Corp.(a)(b)	330,559	12,752,966
Rofin-Sinar Technologies Inc.(a)	276,954	7,181,417
Rogers Corp.(a)(b)	95,148	5,059,971
Sanmina Corp.(a)(b)	788,657	16,853,600
ScanSource Inc.(a)	271,380	9,623,135
SYNNEX Corp.	283,839	24,143,345
TTM Technologies Inc.(a)	632,519	3,940,594

		205,253,559

ENERGY EQUIPMENT & SERVICES - 2.51%
Basic Energy Services Inc.(a)(b)	379,673	1,252,921
Bristow Group Inc.	343,168	8,977,275
CARBO Ceramics Inc.(b)	192,186	3,649,612
Era Group Inc.(a)(b)	101,331	1,516,925
Exterran Holdings Inc.	680,449	12,248,082
Geospace Technologies Corp.(a)(b)	129,754	1,791,903
Gulf Island Fabrication Inc.	131,763	1,387,464
Gulfmark Offshore Inc. Class A(b)	248,797	1,520,150
Hornbeck Offshore Services Inc.(a)(b)	313,421	4,240,586
ION Geophysical Corp.(a)(b)	1,296,873	505,780
Matrix Service Co.(a)(b)	262,578	5,900,128
Newpark Resources Inc.(a)(b)	825,637	4,227,261
Pioneer Energy Services Corp.(a)	629,549	1,322,053
SEACOR Holdings Inc.(a)(b)	161,890	9,682,641
Tesco Corp.	381,106	2,721,097
TETRA Technologies Inc.(a)	788,082	4,657,565
Tidewater Inc.(b)	461,572	6,065,056
Unit Corp.(a)(b)	495,448	5,578,744

		77,245,243

FOOD & STAPLES RETAILING - 0.60%
Andersons Inc. (The)	258,654	8,809,755
SpartanNash Co.	368,690	9,530,637

		18,340,392

FOOD PRODUCTS - 1.29%
B&G Foods Inc.	267,785	9,760,763
Darling Ingredients Inc.(a)	1,620,054	18,209,407
Diamond Foods Inc.(a)	135,120	4,169,803
Sanderson Farms Inc.(b)	87,224	5,980,950
Seneca Foods Corp. Class A(a)	58,476	1,540,843

		39,661,766

GAS UTILITIES - 3.55%
Laclede Group Inc. (The)	424,980	23,174,160
New Jersey Resources Corp.	435,513	13,078,455
Northwest Natural Gas Co.	268,903	12,326,514
Piedmont Natural Gas Co. Inc.(b)	419,273	16,800,269
South Jersey Industries Inc.	671,905	16,965,601
Southwest Gas Corp.	461,713	26,927,102

		109,272,101

HEALTH CARE EQUIPMENT & SUPPLIES - 3.31%
Analogic Corp.	122,261	10,030,292
AngioDynamics Inc.(a)(b)	258,335	3,407,439
CONMED Corp.	144,302	6,888,977

Schedule of Investments (Unaudited) (Continued)

iShares® S&P Small-Cap 600 Value ETF

September 30, 2015

CryoLife Inc.	124,535	1,211,726
Cyberonics Inc.(a)(b)	99,650	6,056,727
Greatbatch Inc.(a)(b)	97,942	5,525,888
Haemonetics Corp.(a)(b)	255,036	8,242,763
ICU Medical Inc.(a)	53,208	5,826,276
Inogen Inc.(a)	55,287	2,684,184
Integra LifeSciences Holdings Corp.(a)(b)	142,545	8,488,555
Invacare Corp.	293,716	4,250,070
Masimo Corp.(a)(b)	180,398	6,956,147
Meridian Bioscience Inc.(b)	225,476	3,855,640
Merit Medical Systems Inc.(a)	434,011	10,377,203
Neogen Corp.(a)(b)	135,330	6,088,497
NuVasive Inc.(a)	197,184	9,508,212
SurModics Inc.(a)	51,497	1,124,694
Vascular Solutions Inc.(a)(b)	38,387	1,244,123

		101,767,413

HEALTH CARE PROVIDERS & SERVICES - 3.65%
Aceto Corp.	151,653	4,162,875
Air Methods Corp.(a)(b)	151,100	5,150,999
Almost Family Inc.(a)	80,922	3,240,926
Amedisys Inc.(a)(b)	141,736	5,381,716
AmSurg Corp.(a)(b)	180,439	14,021,915
CorVel Corp.(a)	51,225	1,654,567
Cross Country Healthcare Inc.(a)	157,341	2,141,411
Hanger Inc.(a)(b)	347,331	4,737,595
HealthEquity Inc.(a)(b)	139,373	4,118,472
Healthways Inc.(a)(b)	305,817	3,400,685
IPC Healthcare Inc.(a)	170,646	13,257,488
Kindred Healthcare Inc.	822,134	12,948,610
Landauer Inc.	44,433	1,643,577
LHC Group Inc.(a)	127,080	5,689,372
Magellan Health Inc.(a)	264,773	14,676,367
PharMerica Corp.(a)(b)	299,063	8,514,324
Providence Service Corp. (The)(a)(b)	60,486	2,635,980
Select Medical Holdings Corp.	454,480	4,903,839

		112,280,718

HEALTH CARE TECHNOLOGY - 0.74%
Computer Programs & Systems Inc.	43,547	1,834,635
HMS Holdings Corp.(a)(b)	417,725	3,663,448
MedAssets Inc.(a)(b)	259,453	5,204,627
Medidata Solutions Inc.(a)(b)	206,495	8,695,505
Quality Systems Inc.	263,713	3,291,138

		22,689,353

HOTELS, RESTAURANTS & LEISURE - 1.78%
Biglari Holdings Inc.(a)(b)	10,448	3,821,251
Bob Evans Farms Inc./DE	129,568	5,616,773
Boyd Gaming Corp.(a)(b)	782,552	12,755,598
DineEquity Inc.	78,451	7,190,819
Interval Leisure Group Inc.	180,038	3,305,498
Marcus Corp. (The)	184,478	3,567,804
Monarch Casino & Resort Inc.(a)	58,338	1,048,334
Red Robin Gourmet Burgers Inc.(a)(b)	139,262	10,547,704
Ruby Tuesday Inc.(a)(b)	608,257	3,777,276
Ruth’s Hospitality Group Inc.	190,593	3,095,230

		54,726,287

Schedule of Investments (Unaudited) (Continued)

iShares® S&P Small-Cap 600 Value ETF

September 30, 2015

HOUSEHOLD DURABLES - 1.16%
Ethan Allen Interiors Inc.	256,832	6,782,933
iRobot Corp.(a)(b)	137,713	4,012,957
La-Z-Boy Inc.	495,438	13,158,833
M/I Homes Inc.(a)(b)	241,292	5,689,665
TopBuild Corp.(a)(b)	195,513	6,055,038

		35,699,426
HOUSEHOLD PRODUCTS - 0.36%
Central Garden & Pet Co.(a)	95,507	1,477,493
Central Garden & Pet Co. Class A(a)	321,080	5,172,599
WD-40 Co.	48,974	4,362,114

		11,012,206
INSURANCE - 4.30%
American Equity Investment Life Holding Co.	423,749	9,877,589
AMERISAFE Inc.	91,542	4,552,384
eHealth Inc.(a)	85,795	1,099,034
Employers Holdings Inc.	314,839	7,017,761
Horace Mann Educators Corp.	403,371	13,399,985
Infinity Property & Casualty Corp.	111,884	9,011,137
Navigators Group Inc. (The)(a)(b)	107,528	8,385,033
ProAssurance Corp.	526,594	25,839,968
RLI Corp.	214,385	11,476,029
Safety Insurance Group Inc.	137,932	7,469,018
Selective Insurance Group Inc.	559,964	17,392,482
Stewart Information Services Corp.	218,520	8,939,653
United Fire Group Inc.	206,861	7,250,478
United Insurance Holdings Corp.	48,868	642,614

		132,353,165
INTERNET & CATALOG RETAIL - 0.36%
Blue Nile Inc.(a)(b)	53,571	1,796,771
FTD Companies Inc.(a)(b)	70,201	2,091,990
NutriSystem Inc.	154,156	4,088,217
PetMed Express Inc.(b)	198,294	3,192,534

		11,169,512
INTERNET SOFTWARE & SERVICES - 0.69%
Blucora Inc.(a)(b)	402,515	5,542,632
Liquidity Services Inc.(a)(b)	232,737	1,719,926
LivePerson Inc.(a)	165,788	1,253,357
Monster Worldwide Inc.(a)(b)	896,356	5,754,606
NIC Inc.	221,895	3,929,760
QuinStreet Inc.(a)	252,501	1,401,381
XO Group Inc.(a)	104,671	1,479,001

		21,080,663
IT SERVICES - 2.14%
CACI International Inc. Class A(a)(b)	237,232	17,548,051
CIBER Inc.(a)	718,025	2,283,319
CSG Systems International Inc.	321,302	9,896,102
ExlService Holdings Inc.(a)	127,073	4,692,806
Forrester Research Inc.	35,821	1,126,212
Heartland Payment Systems Inc.	115,576	7,282,444
ManTech International Corp./VA Class A	239,395	6,152,451
Perficient Inc.(a)(b)	173,072	2,670,501
Sykes Enterprises Inc.(a)	389,200	9,924,600
TeleTech Holdings Inc.	161,359	4,322,808

		65,899,294

Schedule of Investments (Unaudited) (Continued)

iShares® S&P Small-Cap 600 Value ETF

September 30, 2015

LEISURE PRODUCTS - 0.47%
Arctic Cat Inc.	127,145	2,820,076
Callaway Golf Co.	770,910	6,437,098
Sturm Ruger & Co. Inc.	90,059	5,285,563

		14,542,737

LIFE SCIENCES TOOLS & SERVICES - 0.09%
Luminex Corp.(a)(b)	157,798	2,668,364

		2,668,364

MACHINERY - 4.33%
Actuant Corp. Class A	584,515	10,749,231
Albany International Corp. Class A	161,223	4,612,590
Astec Industries Inc.	185,215	6,206,555
Barnes Group Inc.	504,134	18,174,031
Briggs & Stratton Corp.(b)	432,263	8,346,999
Chart Industries Inc.(a)(b)	300,177	5,766,400
CIRCOR International Inc.	161,886	6,494,866
EnPro Industries Inc.	110,044	4,310,423
ESCO Technologies Inc.	146,170	5,247,503
Federal Signal Corp.	299,203	4,102,073
Harsco Corp.	787,111	7,139,097
John Bean Technologies Corp.	163,556	6,256,017
Lindsay Corp.(b)	42,541	2,883,854
Mueller Industries Inc.	324,816	9,608,057
SPX Corp.	403,853	4,813,928
SPX FLOW Inc.(a)	278,340	9,583,246
Standex International Corp.	45,135	3,400,922
Tennant Co.	82,498	4,634,738
Titan International Inc.	426,505	2,819,198
Watts Water Technologies Inc. Class A	152,568	8,058,642

		133,208,370

MEDIA - 0.75%
Gannett Co. Inc.	712,202	10,490,735
Harte-Hanks Inc.	459,773	1,622,999
Scholastic Corp.	253,781	9,887,308
Sizmek Inc.(a)	196,308	1,175,885

		23,176,927

METALS & MINING - 1.59%
AK Steel Holding Corp.(a)(b)	1,745,465	4,206,571
Gerber Scientific Inc. Escrow(a)	177,368	1,774
Globe Specialty Metals Inc.	329,673	3,998,933
Haynes International Inc.	122,277	4,626,962
Kaiser Aluminum Corp.(b)	168,809	13,546,922
Materion Corp.	197,776	5,937,236
Olympic Steel Inc.	89,992	895,420
Stillwater Mining Co.(a)(b)	665,381	6,873,386
SunCoke Energy Inc.	641,426	4,990,294
TimkenSteel Corp.	375,991	3,805,029

		48,882,527

Schedule of Investments (Unaudited) (Continued)

iShares® S&P Small-Cap 600 Value ETF

September 30, 2015

MULTI-UTILITIES - 1.08%
Avista Corp.	610,940	20,313,755
NorthWestern Corp.	239,723	12,904,289

		33,218,044

MULTILINE RETAIL - 0.13%
Fred’s Inc. Class A	342,542	4,059,123

		4,059,123

OIL, GAS & CONSUMABLE FUELS - 1.32%
Approach Resources Inc.(a)(b)	197,520	369,362
Bill Barrett Corp.(a)(b)	494,154	1,630,708
Bonanza Creek Energy Inc.(a)(b)	165,910	675,254
Cloud Peak Energy Inc.(a)(b)	599,525	1,576,751
Contango Oil & Gas Co.(a)(b)	168,404	1,279,870
Green Plains Inc.	351,836	6,846,729
Northern Oil and Gas Inc.(a)(b)	498,170	2,201,911
PDC Energy Inc.(a)(b)	393,312	20,849,469
Penn Virginia Corp.(a)(b)	716,893	379,953
REX American Resources Corp.(a)(b)	18,988	961,173
Rex Energy Corp.(a)(b)	474,277	981,753
Stone Energy Corp.(a)(b)	562,634	2,790,665

		40,543,598

PAPER & FOREST PRODUCTS - 0.95%
Boise Cascade Co.(a)(b)	196,420	4,953,712
Clearwater Paper Corp.(a)	102,956	4,863,641
PH Glatfelter Co.	426,093	7,337,322
Schweitzer-Mauduit International Inc.	299,486	10,296,329
Wausau Paper Corp.	266,106	1,703,078

		29,154,082

PERSONAL PRODUCTS - 0.17%
Inter Parfums Inc.	166,700	4,135,827
Medifast Inc.(a)(b)	42,386	1,138,488

		5,274,315

PHARMACEUTICALS - 0.50%
ANI Pharmaceuticals Inc.(a)(b)	23,989	947,805
Medicines Co. (The)(a)(b)	379,613	14,410,110

		15,357,915

PROFESSIONAL SERVICES - 1.96%
CDI Corp.	147,427	1,260,501
Exponent Inc.	99,086	4,415,272
Heidrick & Struggles International Inc.	169,247	3,291,854
Insperity Inc.	185,016	8,127,753
Kelly Services Inc. Class A	290,595	4,109,013
Korn/Ferry International	268,611	8,882,966
Navigant Consulting Inc.(a)	470,670	7,488,360
Resources Connection Inc.	367,447	5,537,426
TrueBlue Inc.(a)	412,342	9,265,325
WageWorks Inc.(a)(b)	176,174	7,941,924

		60,320,394

Schedule of Investments (Unaudited) (Continued)

iShares® S&P Small-Cap 600 Value ETF

September 30, 2015

REAL ESTATE INVESTMENT TRUSTS (REITS) - 4.08%
Acadia Realty Trust(b)	257,034	7,729,012
Agree Realty Corp.(b)	82,540	2,463,819
Capstead Mortgage Corp.(b)	941,697	9,313,383
Cedar Realty Trust Inc.(b)	219,594	1,363,679
EastGroup Properties Inc.	113,399	6,143,958
EPR Properties	266,198	13,727,831
Franklin Street Properties Corp.(b)	446,034	4,794,866
GEO Group Inc. (The)(b)	322,856	9,601,737
Getty Realty Corp.(b)	256,196	4,047,897
Government Properties Income Trust(b)	706,120	11,297,920
Kite Realty Group Trust(b)	817,222	19,458,056
Lexington Realty Trust(b)	794,291	6,433,757
LTC Properties Inc.(b)	136,329	5,817,158
Parkway Properties Inc./Md	352,140	5,479,298
Pennsylvania REIT(b)	257,964	5,115,426
PS Business Parks Inc.(b)	74,431	5,908,333
Summit Hotel Properties Inc.	407,474	4,755,222
Urstadt Biddle Properties Inc. Class A(b)	110,150	2,064,211

		125,515,563

REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.14%
Forestar Group Inc.(a)(b)	330,352	4,344,129

		4,344,129
ROAD & RAIL - 0.40%
Celadon Group Inc.	266,812	4,274,328
Marten Transport Ltd.	154,197	2,493,366
Roadrunner Transportation Systems Inc.(a)(b)	297,076	5,466,198

		12,233,892

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.14%
Advanced Energy Industries Inc.(a)	403,114	10,601,898
Brooks Automation Inc.	663,247	7,766,622
Cabot Microelectronics Corp.(a)	127,281	4,930,866
CEVA Inc.(a)(b)	105,148	1,952,598
Cirrus Logic Inc.(a)(b)	255,851	8,061,865
Cohu Inc.	241,685	2,383,014
Diodes Inc.(a)	140,710	3,006,973
DSP Group Inc.(a)	103,539	943,240
Exar Corp.(a)(b)	260,263	1,548,565
Kopin Corp.(a)(b)	370,647	1,163,832
Kulicke & Soffa Industries Inc.(a)	717,850	6,589,863
Microsemi Corp.(a)(b)	375,188	12,313,670
MKS Instruments Inc.	293,765	9,849,941
Nanometrics Inc.(a)	148,714	1,805,388
Pericom Semiconductor Corp.	88,475	1,614,669
Power Integrations Inc.	137,307	5,790,236
Rudolph Technologies Inc.(a)(b)	310,290	3,863,111
Semtech Corp.(a)	326,453	4,929,440
Ultratech Inc.(a)	178,648	2,861,941
Veeco Instruments Inc.(a)(b)	219,639	4,504,796

		96,482,528

SOFTWARE - 0.83%
Bottomline Technologies de Inc.(a)(b)	202,841	5,073,053
Ebix Inc.(b)	142,486	3,556,451
Epiq Systems Inc.	132,895	1,717,003

Schedule of Investments (Unaudited) (Continued)

iShares® S&P Small-Cap 600 Value ETF

September 30, 2015

ePlus Inc.(a)	29,558	2,337,151
Interactive Intelligence Group Inc.(a)(b)	76,981	2,287,106
Monotype Imaging Holdings Inc.	151,601	3,307,934
Progress Software Corp.(a)	221,112	5,711,323
Tangoe Inc.(a)	211,696	1,524,211

		25,514,232
SPECIALTY RETAIL - 5.28%
Barnes & Noble Education Inc.(a)	301,460	3,831,557
Barnes & Noble Inc.	606,514	7,344,884
Big 5 Sporting Goods Corp.	182,262	1,891,880
Buckle Inc. (The)(b)	138,314	5,113,469
Caleres Inc.	240,725	7,349,334
Cato Corp. (The) Class A	126,715	4,312,111
Children’s Place Inc. (The)	199,631	11,512,720
Christopher & Banks Corp.(a)	25,803	28,641
Express Inc.(a)	722,117	12,904,231
Finish Line Inc. (The) Class A	220,488	4,255,418
Genesco Inc.(a)(b)	235,571	13,444,037
Group 1 Automotive Inc.	114,824	9,777,264
Haverty Furniture Companies Inc.	202,051	4,744,157
Hibbett Sports Inc.(a)(b)	133,052	4,658,150
Kirkland’s Inc.(b)	154,492	3,327,758
Lithia Motors Inc. Class A	111,609	12,066,049
Lumber Liquidators Holdings Inc.(a)(b)	121,817	1,600,675
MarineMax Inc.(a)(b)	112,313	1,586,983
Men’s Wearhouse Inc. (The)	473,985	20,153,842
Monro Muffler Brake Inc.(b)	122,457	8,271,970
Pep Boys-Manny Moe & Jack (The)(a)	529,341	6,452,667
Sonic Automotive Inc. Class A	323,237	6,600,500
Stage Stores Inc.(b)	313,984	3,089,603
Stein Mart Inc.	284,562	2,754,560
Vitamin Shoppe Inc.(a)(b)	159,309	5,199,846

		162,272,306
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.29%
QLogic Corp.(a)(b)	861,294	8,828,263

		8,828,263
TEXTILES, APPAREL & LUXURY GOODS - 1.10%
Crocs Inc.(a)(b)	733,948	9,486,278
Movado Group Inc.	162,663	4,201,586
Oxford Industries Inc.	71,706	5,297,639
Perry Ellis International Inc.(a)(b)	114,351	2,511,148
Steven Madden Ltd.(a)(b)	212,294	7,774,206
Unifi Inc.(a)	147,364	4,392,921

		33,663,778
THRIFTS & MORTGAGE FINANCE - 2.00%
Astoria Financial Corp.	889,042	14,313,576
Brookline Bancorp Inc.	349,684	3,545,796
Dime Community Bancshares Inc.	299,688	5,064,727
Northfield Bancorp. Inc.	215,247	3,273,907
Northwest Bancshares Inc.	996,004	12,948,052
Oritani Financial Corp.	172,800	2,699,136
Provident Financial Services Inc.	577,529	11,261,815
TrustCo Bank Corp. NY	935,069	5,460,803
Walker & Dunlop Inc.(a)	113,509	2,960,315

		61,528,127

Schedule of Investments (Unaudited) (Continued)

iShares® S&P Small-Cap 600 Value ETF

September 30, 2015

TOBACCO - 0.36%
Universal Corp./VA	222,764	11,042,411

		11,042,411

TRADING COMPANIES & DISTRIBUTORS - 1.00%
Applied Industrial Technologies Inc.	388,884	14,835,925
DXP Enterprises Inc.(a)(b)	122,819	3,350,502
Kaman Corp.	267,125	9,576,431
Veritiv Corp.(a)(b)	79,457	2,958,979

		30,721,837

WATER UTILITIES - 0.19%
American States Water Co.	142,733	5,909,146

		5,909,146

WIRELESS TELECOMMUNICATION SERVICES - 0.11%
Spok Holdings Inc.	210,951	3,472,253

		3,472,253

TOTAL COMMON STOCKS (Cost: $3,175,712,377)		3,070,535,400

SHORT-TERM INVESTMENTS - 9.69%

MONEY MARKET FUNDS - 9.69%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%(c)(d)(e)	274,892,406	274,892,406
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%(c)(d)(e)	15,067,840	15,067,840
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(c)(d)	8,244,236	8,244,236

		298,204,482

TOTAL SHORT-TERM INVESTMENTS (Cost: $298,204,482)		298,204,482

TOTAL INVESTMENTS IN SECURITIES - 109.52% (Cost: $3,473,916,859)		3,368,739,882

Other Assets, Less Liabilities - (9.52)%		(292,956,803)

NET ASSETS - 100.00%		$3,075,783,079

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 1.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Schedule of Investments (Unaudited) (Continued)

iShares® S&P Small-Cap 600 Value ETF

September 30, 2015

Open futures contracts as of September 30, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
Russell 2000 Mini	36	Dec. 2015	ICE Markets Equity	$3,945,240	$(164,423)

See notes to financial statements.

Schedule of Investments (Unaudited)

iShares® Core S&P 500 ETF

September 30, 2015

Security	Shares	Value
COMMON STOCKS - 99.80%
AEROSPACE & DEFENSE - 2.68%
Boeing Co. (The)	2,404,062	$314,811,920
General Dynamics Corp.	1,141,856	157,519,035
Honeywell International Inc.	2,942,458	278,621,348
L-3 Communications Holdings Inc.	302,429	31,609,879
Lockheed Martin Corp.	1,005,194	208,386,768
Northrop Grumman Corp.	705,360	117,054,492
Precision Castparts Corp.	517,538	118,883,654
Raytheon Co.	1,142,563	124,836,433
Rockwell Collins Inc.	496,039	40,595,832
Textron Inc.	1,040,567	39,166,942
United Technologies Corp.	3,117,446	277,421,520

		1,708,907,823
AIR FREIGHT & LOGISTICS - 0.74%
CH Robinson Worldwide Inc.	533,822	36,182,455
Expeditors International of Washington Inc.	712,121	33,505,293
FedEx Corp.	988,628	142,342,660
United Parcel Service Inc. Class B	2,628,864	259,442,588

		471,472,996
AIRLINES - 0.63%
American Airlines Group Inc.	2,528,750	98,191,362
Delta Air Lines Inc.	2,993,834	134,333,332
Southwest Airlines Co.	2,481,850	94,409,574
United Continental Holdings Inc.(a)	1,421,937	75,433,758

		402,368,026
AUTO COMPONENTS - 0.39%
BorgWarner Inc.	851,986	35,434,098
Delphi Automotive PLC	1,070,327	81,387,665
Goodyear Tire & Rubber Co. (The)	1,012,910	29,708,650
Johnson Controls Inc.	2,461,945	101,826,045

		248,356,458
AUTOMOBILES - 0.63%
Ford Motor Co.	14,667,903	199,043,444
General Motors Co.	5,425,483	162,872,999
Harley-Davidson Inc.	775,342	42,566,276

		404,482,719
BANKS - 6.02%
Bank of America Corp.	39,401,704	613,878,548
BB&T Corp.	2,934,448	104,466,349
Citigroup Inc.	11,328,517	562,007,728
Comerica Inc.	670,661	27,564,167
Fifth Third Bancorp	3,023,630	57,176,843
Huntington Bancshares Inc./OH	3,023,245	32,046,397
JPMorgan Chase & Co.	13,918,790	848,628,626
KeyCorp	3,165,344	41,181,126
M&T Bank Corp.	501,544	61,163,291
People’s United Financial Inc.	1,166,056	18,342,061

Schedule of Investments (Unaudited) (Continued)

iShares® Core S&P 500 ETF

September 30, 2015

PNC Financial Services Group Inc. (The)(b)	1,933,148	172,436,802
Regions Financial Corp.	4,987,449	44,936,916
SunTrust Banks Inc.	1,950,001	74,568,038
U.S. Bancorp	6,230,524	255,513,789
Wells Fargo & Co.	17,582,069	902,839,243
Zions BanCorp.	767,935	21,148,930

		3,837,898,854
BEVERAGES - 2.28%
Brown-Forman Corp. Class B	399,427	38,704,476
Coca-Cola Co. (The)	14,735,376	591,183,285
Coca-Cola Enterprises Inc.	793,395	38,360,648
Constellation Brands Inc. Class A	647,380	81,058,450
Dr Pepper Snapple Group Inc.	718,556	56,801,852
Molson Coors Brewing Co. Class B	594,921	49,390,341
Monster Beverage Corp.(a)	572,421	77,356,974
PepsiCo Inc.	5,529,049	521,389,321

		1,454,245,347
BIOTECHNOLOGY - 3.58%
AbbVie Inc.	6,230,221	338,986,325
Alexion Pharmaceuticals Inc.(a)	851,251	133,127,144
Amgen Inc.	2,853,920	394,754,214
Baxalta Inc.	2,038,566	64,235,215
Biogen Inc.(a)	885,153	258,296,497
Celgene Corp.(a)(c)	2,975,483	321,857,996
Gilead Sciences Inc.	5,523,811	542,383,002
Regeneron Pharmaceuticals Inc.(a)(c)	291,029	135,369,229
Vertex Pharmaceuticals Inc.(a)	920,889	95,901,380

		2,284,911,002
BUILDING PRODUCTS - 0.08%
Allegion PLC	360,852	20,806,726
Masco Corp.	1,294,824	32,603,669

		53,410,395
CAPITAL MARKETS - 2.14%
Affiliated Managers Group Inc.(a)	204,358	34,943,174
Ameriprise Financial Inc.	670,838	73,208,551
Bank of New York Mellon Corp. (The)	4,164,852	163,053,956
BlackRock Inc.(b)	482,211	143,443,306
Charles Schwab Corp. (The)	4,506,306	128,700,099
E*TRADE Financial Corp.(a)(c)	1,092,417	28,763,340
Franklin Resources Inc.	1,455,661	54,237,929
Goldman Sachs Group Inc. (The)	1,515,223	263,285,148
Invesco Ltd.	1,613,827	50,399,817
Legg Mason Inc.	412,192	17,151,309
Morgan Stanley	5,734,866	180,648,279
Northern Trust Corp.	823,942	56,159,887
State Street Corp.	1,536,143	103,244,171
T Rowe Price Group Inc.	964,437	67,028,372

		1,364,267,338
CHEMICALS - 2.09%
Air Products & Chemicals Inc.	728,284	92,914,473
Airgas Inc.	252,799	22,582,535
CF Industries Holdings Inc.	877,301	39,390,815
Dow Chemical Co. (The)	4,359,006	184,821,854
Eastman Chemical Co.	559,483	36,209,740
Ecolab Inc.	999,657	109,682,366

Schedule of Investments (Unaudited) (Continued)

iShares® Core S&P 500 ETF

September 30, 2015

EI du Pont de Nemours & Co.	3,405,764	164,157,825
FMC Corp.	503,555	17,075,550
International Flavors & Fragrances Inc.	303,380	31,327,019
LyondellBasell Industries NV Class A	1,402,844	116,941,076
Monsanto Co.	1,760,904	150,275,547
Mosaic Co. (The)	1,269,219	39,485,403
PPG Industries Inc.	1,019,013	89,357,250
Praxair Inc.	1,078,289	109,834,517
Sherwin-Williams Co. (The)	298,228	66,439,234
Sigma-Aldrich Corp.	449,552	62,451,764

		1,332,946,968
COMMERCIAL SERVICES & SUPPLIES - 0.43%
ADT Corp. (The)(c)	639,832	19,130,977
Cintas Corp.	336,084	28,819,203
Pitney Bowes Inc.	758,060	15,047,491
Republic Services Inc.	906,310	37,339,972
Stericycle Inc.(a)(c)	319,332	44,486,141
Tyco International PLC	1,586,703	53,091,082
Waste Management Inc.	1,583,147	78,856,552

		276,771,418
COMMUNICATIONS EQUIPMENT - 1.51%
Cisco Systems Inc.	19,142,422	502,488,578
F5 Networks Inc.(a)(c)	267,294	30,952,645
Harris Corp.	467,087	34,167,414
Juniper Networks Inc.	1,331,416	34,230,705
Motorola Solutions Inc.	605,214	41,384,533
QUALCOMM Inc.	5,913,789	317,747,883

		960,971,758
CONSTRUCTION & ENGINEERING - 0.09%
Fluor Corp.	545,335	23,094,937
Jacobs Engineering Group Inc.(a)(c)	465,128	17,409,741
Quanta Services Inc.(a)(c)	767,307	18,576,503

		59,081,181
CONSTRUCTION MATERIALS - 0.13%
Martin Marietta Materials Inc.	252,215	38,324,069
Vulcan Materials Co.	501,365	44,721,758

		83,045,827
CONSUMER FINANCE - 0.76%
American Express Co.	3,203,402	237,468,190
Capital One Financial Corp.	2,041,692	148,063,504
Discover Financial Services	1,638,548	85,188,110
Navient Corp.	1,405,448	15,797,236

		486,517,040
CONTAINERS & PACKAGING - 0.24%
Avery Dennison Corp.	343,801	19,448,823
Ball Corp.	520,154	32,353,579
Owens-Illinois Inc.(a)(c)	603,586	12,506,302
Sealed Air Corp.	774,889	36,326,796
WestRock Co.	985,674	50,703,070

		151,338,570

Schedule of Investments (Unaudited) (Continued)

iShares® Core S&P 500 ETF

September 30, 2015

DISTRIBUTORS - 0.07%
Genuine Parts Co.	570,656	47,301,676

		47,301,676
DIVERSIFIED CONSUMER SERVICES - 0.06%
H&R Block Inc.	1,040,065	37,650,353

		37,650,353
DIVERSIFIED FINANCIAL SERVICES - 2.10%
Berkshire Hathaway Inc. Class B(a)	7,051,120	919,466,048
CME Group Inc./IL	1,271,311	117,901,382
Intercontinental Exchange Inc.	415,891	97,730,226
Leucadia National Corp.	1,269,625	25,722,603
McGraw Hill Financial Inc.	1,025,707	88,723,656
Moody’s Corp.	655,947	64,413,995
Nasdaq Inc.	444,458	23,702,945

		1,337,660,855
DIVERSIFIED TELECOMMUNICATION SERVICES - 2.42%
AT&T Inc.	23,151,204	754,266,226
CenturyLink Inc.	2,119,221	53,234,831
Frontier Communications Corp.	4,394,080	20,871,880
Level 3 Communications Inc.(a)	1,084,975	47,402,558
Verizon Communications Inc.	15,302,517	665,812,515

		1,541,588,010
ELECTRIC UTILITIES - 1.79%
American Electric Power Co. Inc.	1,846,483	104,991,023
Duke Energy Corp.	2,590,835	186,384,670
Edison International	1,226,383	77,347,976
Entergy Corp.	675,812	43,995,361
Eversource Energy	1,193,900	60,435,218
Exelon Corp.	3,243,174	96,322,268
FirstEnergy Corp.	1,590,237	49,790,320
NextEra Energy Inc.	1,732,439	168,999,424
Pepco Holdings Inc.	953,550	23,094,981
Pinnacle West Capital Corp.	417,529	26,780,310
PPL Corp.	2,521,841	82,943,351
Southern Co. (The)	3,419,280	152,841,816
Xcel Energy Inc.	1,909,251	67,606,578

		1,141,533,296
ELECTRICAL EQUIPMENT - 0.47%
AMETEK Inc.	911,594	47,694,598
Eaton Corp. PLC	1,759,701	90,272,661
Emerson Electric Co.	2,473,493	109,254,186
Rockwell Automation Inc.	504,807	51,222,766

		298,444,211
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.38%
Amphenol Corp. Class A	1,163,706	59,302,458
Corning Inc.	4,614,550	79,001,096
FLIR Systems Inc.	528,156	14,783,086
TE Connectivity Ltd.	1,514,607	90,709,813

		243,796,453

Schedule of Investments (Unaudited) (Continued)

iShares® Core S&P 500 ETF

September 30, 2015

ENERGY EQUIPMENT & SERVICES - 1.11%
Baker Hughes Inc.	1,640,694	85,381,716
Cameron International Corp.(a)(c)	720,927	44,207,244
Diamond Offshore Drilling Inc.(c)	243,627	4,214,747
Ensco PLC Class A	890,943	12,544,478
FMC Technologies Inc.(a)	863,918	26,781,458
Halliburton Co.	3,217,264	113,730,282
Helmerich & Payne Inc.	405,936	19,184,535
National Oilwell Varco Inc.	1,444,748	54,394,762
Schlumberger Ltd.	4,762,970	328,502,041
Transocean Ltd.(c)	1,288,248	16,644,164

		705,585,427
FOOD & STAPLES RETAILING - 2.44%
Costco Wholesale Corp.	1,654,182	239,145,092
CVS Health Corp.	4,194,749	404,709,384
Kroger Co. (The)	3,656,429	131,887,394
Sysco Corp.	2,082,585	81,158,338
Wal-Mart Stores Inc.	5,939,617	385,124,766
Walgreens Boots Alliance Inc.	3,288,964	273,312,908
Whole Foods Market Inc.	1,347,133	42,636,759

		1,557,974,641
FOOD PRODUCTS - 1.70%
Archer-Daniels-Midland Co.	2,292,069	95,006,260
Campbell Soup Co.(c)	677,987	34,360,381
ConAgra Foods Inc.	1,625,147	65,834,705
General Mills Inc.	2,253,652	126,497,487
Hershey Co. (The)	549,823	50,517,737
Hormel Foods Corp.	508,122	32,169,204
JM Smucker Co. (The)	387,415	44,200,177
Kellogg Co.	958,284	63,773,800
Keurig Green Mountain Inc.(c)	452,285	23,582,140
Kraft Heinz Co. (The)	2,236,859	157,877,508
McCormick & Co. Inc./MD	436,551	35,875,761
Mead Johnson Nutrition Co.	763,151	53,725,831
Mondelez International Inc. Class A	6,064,777	253,932,213
Tyson Foods Inc. Class A	1,145,702	49,379,756

		1,086,732,960
GAS UTILITIES - 0.04%
AGL Resources Inc.	452,090	27,595,574

		27,595,574
HEALTH CARE EQUIPMENT & SUPPLIES - 2.04%
Abbott Laboratories	5,609,856	225,628,408
Baxter International Inc.	2,053,474	67,456,621
Becton Dickinson and Co.	791,412	104,988,716
Boston Scientific Corp.(a)(c)	5,058,790	83,014,744
CR Bard Inc.	279,295	52,035,451
DENTSPLY International Inc.	526,821	26,641,338
Edwards Lifesciences Corp.(a)	404,708	57,537,336
Intuitive Surgical Inc.(a)(c)	139,343	64,039,256
Medtronic PLC	5,322,778	356,306,759
St. Jude Medical Inc.	1,060,522	66,908,333
Stryker Corp.	1,190,590	112,034,519
Varian Medical Systems Inc.(a)(c)	371,633	27,419,083
Zimmer Biomet Holdings Inc.	643,022	60,399,057

		1,304,409,621

Schedule of Investments (Unaudited) (Continued)

iShares® Core S&P 500 ETF

September 30, 2015

HEALTH CARE PROVIDERS & SERVICES - 2.81%
Aetna Inc.	1,312,093	143,556,095
AmerisourceBergen Corp.	773,121	73,438,764
Anthem Inc.	984,606	137,844,840
Cardinal Health Inc.	1,232,184	94,656,375
Cigna Corp.	969,187	130,859,629
DaVita HealthCare Partners Inc.(a)(c)	640,861	46,353,476
Express Scripts Holding Co.(a)(c)	2,543,372	205,911,397
HCA Holdings Inc.(a)(c)	1,203,361	93,092,007
Henry Schein Inc.(a)(c)	313,895	41,660,144
Humana Inc.	557,611	99,812,369
Laboratory Corp. of America Holdings(a)	378,686	41,076,070
McKesson Corp.	874,743	161,853,697
Patterson Companies Inc.	325,928	14,096,386
Quest Diagnostics Inc.	540,419	33,219,556
Tenet Healthcare Corp.(a)(c)	374,019	13,808,782
UnitedHealth Group Inc.	3,589,042	416,364,763
Universal Health Services Inc. Class B	345,316	43,098,890

		1,790,703,240
HEALTH CARE TECHNOLOGY - 0.11%
Cerner Corp.(a)(c)	1,156,034	69,315,799

		69,315,799
HOTELS, RESTAURANTS & LEISURE - 1.88%
Carnival Corp.	1,742,362	86,595,391
Chipotle Mexican Grill Inc.(a)	117,232	84,436,348
Darden Restaurants Inc.	429,181	29,416,066
Marriott International Inc./MD Class A	750,647	51,194,125
McDonald’s Corp.	3,544,843	349,273,381
Royal Caribbean Cruises Ltd.	645,788	57,533,253
Starbucks Corp.	5,586,310	317,525,861
Starwood Hotels & Resorts Worldwide Inc.	641,371	42,638,344
Wyndham Worldwide Corp.	444,630	31,968,897
Wynn Resorts Ltd.	305,532	16,229,860
Yum! Brands Inc.	1,623,041	129,762,128

		1,196,573,654
HOUSEHOLD DURABLES - 0.44%
DR Horton Inc.	1,228,859	36,079,300
Garmin Ltd.	444,548	15,950,382
Harman International Industries Inc.	268,039	25,729,064
Leggett & Platt Inc.	514,734	21,232,778
Lennar Corp. Class A	654,801	31,515,572
Mohawk Industries Inc.(a)	239,274	43,497,620
Newell Rubbermaid Inc.	1,008,099	40,031,611
PulteGroup Inc.	1,208,116	22,797,149
Whirlpool Corp.	295,206	43,472,036

		280,305,512
HOUSEHOLD PRODUCTS - 1.81%
Clorox Co. (The)	484,240	55,944,247
Colgate-Palmolive Co.	3,388,006	215,002,861
Kimberly-Clark Corp.	1,371,107	149,505,507
Procter & Gamble Co. (The)	10,209,573	734,476,682

		1,154,929,297

Schedule of Investments (Unaudited) (Continued)

iShares® Core S&P 500 ETF

September 30, 2015

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 0.07%
AES Corp./VA	2,570,564	25,165,822
NRG Energy Inc.	1,243,080	18,459,738

		43,625,560
INDUSTRIAL CONGLOMERATES - 2.42%
3M Co.	2,351,439	333,363,507
Danaher Corp.	2,238,147	190,712,506
General Electric Co.	38,000,963	958,384,287
Roper Technologies Inc.	378,919	59,376,607

		1,541,836,907
INSURANCE - 2.75%
ACE Ltd.	1,218,793	126,023,196
Aflac Inc.	1,621,158	94,237,915
Allstate Corp. (The)	1,507,108	87,773,970
American International Group Inc.	4,870,023	276,714,707
Aon PLC	1,054,088	93,402,738
Assurant Inc.	251,199	19,847,233
Chubb Corp. (The)	854,347	104,785,660
Cincinnati Financial Corp.	555,615	29,892,087
Genworth Financial Inc. Class A(a)	1,876,118	8,667,665
Hartford Financial Services Group Inc. (The)	1,561,542	71,487,393
Lincoln National Corp.	944,681	44,834,560
Loews Corp.	1,079,774	39,023,032
Marsh & McLennan Companies Inc.	1,994,893	104,173,312
MetLife Inc.	4,203,830	198,210,585
Principal Financial Group Inc.	1,031,851	48,847,826
Progressive Corp. (The)	2,205,537	67,577,654
Prudential Financial Inc.	1,697,572	129,371,962
Torchmark Corp.	437,953	24,700,549
Travelers Companies Inc. (The)	1,171,381	116,587,551
Unum Group	928,665	29,791,573
XL Group PLC	1,138,035	41,333,431

		1,757,284,599
INTERNET & CATALOG RETAIL - 1.90%
Amazon.com Inc.(a)	1,443,499	738,912,703
Expedia Inc.	376,615	44,320,053
Netflix Inc.(a)(c)	1,603,446	165,571,834
Priceline Group Inc. (The)(a)	190,842	236,044,836
TripAdvisor Inc.(a)(c)	425,082	26,788,668

		1,211,638,094
INTERNET SOFTWARE & SERVICES - 3.78%
Akamai Technologies Inc.(a)(c)	672,304	46,429,314
Alphabet Inc. Class A(a)	1,091,082	696,514,016
Alphabet Inc. Class C(a)	1,113,249	677,322,957
eBay Inc.(a)	4,218,615	103,102,951
Facebook Inc. Class A(a)	8,505,206	764,618,019
VeriSign Inc.(a)(c)	376,009	26,531,195
Yahoo! Inc.(a)	3,259,979	94,245,993

		2,408,764,445
IT SERVICES - 3.76%
Accenture PLC Class A	2,349,172	230,829,641
Alliance Data Systems Corp.(a)(c)	231,249	59,888,866
Automatic Data Processing Inc.	1,753,293	140,894,625

Schedule of Investments (Unaudited) (Continued)

iShares® Core S&P 500 ETF

September 30, 2015

Cognizant Technology Solutions Corp. Class A(a)	2,294,252	143,643,118
Computer Sciences Corp.	520,776	31,965,231
Fidelity National Information Services Inc.	1,059,912	71,098,897
Fiserv Inc.(a)(c)	882,965	76,473,599
International Business Machines Corp.	3,391,856	491,717,364
MasterCard Inc. Class A	3,756,318	338,519,378
Paychex Inc.	1,210,111	57,637,587
PayPal Holdings Inc.(a)	4,174,422	129,574,059
Teradata Corp.(a)(c)	531,712	15,398,379
Total System Services Inc.	637,102	28,943,544
Visa Inc. Class A(c)	7,344,678	511,630,269
Western Union Co. (The)(c)	1,925,297	35,348,453
Xerox Corp.	3,782,049	36,799,337

		2,400,362,347
LEISURE PRODUCTS - 0.09%
Hasbro Inc.(c)	423,190	30,528,927
Mattel Inc.(c)	1,274,783	26,846,930

		57,375,857
LIFE SCIENCES TOOLS & SERVICES - 0.44%
Agilent Technologies Inc.	1,247,547	42,828,289
PerkinElmer Inc.	426,723	19,612,189
Thermo Fisher Scientific Inc.	1,499,888	183,406,305
Waters Corp.(a)(c)	309,711	36,610,937

		282,457,720
MACHINERY - 1.23%
Caterpillar Inc.	2,268,281	148,254,846
Cummins Inc.	625,410	67,907,018
Deere & Co.	1,173,465	86,836,410
Dover Corp.	589,018	33,680,049
Flowserve Corp.	501,558	20,634,096
Illinois Tool Works Inc.	1,240,159	102,077,487
Ingersoll-Rand PLC	998,865	50,712,376
Joy Global Inc.	365,202	5,452,466
PACCAR Inc.	1,336,151	69,706,998
Parker-Hannifin Corp.	521,056	50,698,749
Pentair PLC	677,816	34,595,729
Snap-on Inc.	218,988	33,054,049
Stanley Black & Decker Inc.	576,825	55,940,488
Xylem Inc./NY	684,181	22,475,346

		782,026,107
MEDIA - 3.19%
Cablevision Systems Corp. Class A	837,023	27,178,137
CBS Corp. Class B NVS	1,672,828	66,745,837
Comcast Corp. Class A	7,959,700	452,747,736
Comcast Corp. Class A Special NVS(c)	1,385,920	79,330,061
Discovery Communications Inc. Class A(a)(c)	562,409	14,639,506
Discovery Communications Inc. Class C NVS(a)	970,495	23,573,324
Interpublic Group of Companies Inc. (The)	1,545,003	29,555,907
News Corp. Class A	1,431,950	18,071,209
News Corp. Class B	407,407	5,222,958
Omnicom Group Inc.	914,501	60,265,616
Scripps Networks Interactive Inc. Class A(c)	353,947	17,410,653
TEGNA Inc.	851,437	19,063,674
Time Warner Cable Inc.	1,058,168	189,803,594
Time Warner Inc.	3,069,769	211,046,619
Twenty-First Century Fox Inc. Class A	4,595,625	123,989,962
Twenty-First Century Fox Inc. Class B	1,623,199	43,939,997
Viacom Inc. Class B NVS	1,307,932	56,437,266
Walt Disney Co. (The)	5,844,561	597,314,134

		2,036,336,190

Schedule of Investments (Unaudited) (Continued)

iShares® Core S&P 500 ETF

September 30, 2015

METALS & MINING - 0.26%
Alcoa Inc.	4,930,561	47,629,219
Freeport-McMoRan Inc.	4,279,141	41,464,876
Newmont Mining Corp.	1,991,696	32,006,555
Nucor Corp.	1,203,094	45,176,180

		166,276,830
MULTI-UTILITIES - 1.24%
Ameren Corp.	913,397	38,609,291
CenterPoint Energy Inc.	1,621,716	29,255,757
CMS Energy Corp.	1,041,511	36,786,168
Consolidated Edison Inc.	1,102,423	73,696,977
Dominion Resources Inc./VA	2,236,991	157,439,427
DTE Energy Co.	675,596	54,297,650
NiSource Inc.	1,195,481	22,176,173
PG&E Corp.	1,841,236	97,217,261
Public Service Enterprise Group Inc.	1,904,139	80,278,500
SCANA Corp.	538,033	30,269,737
Sempra Energy	886,525	85,744,698
TECO Energy Inc.	886,537	23,280,462
WEC Energy Group Inc.	1,188,318	62,053,966

		791,106,067
MULTILINE RETAIL - 0.72%
Dollar General Corp.	1,109,143	80,346,319
Dollar Tree Inc.(a)(c)	883,542	58,896,910
Kohl’s Corp.	744,920	34,497,245
Macy’s Inc.	1,245,869	63,937,997
Nordstrom Inc.	524,358	37,601,712
Target Corp.	2,365,343	186,057,880

		461,338,063
OIL, GAS & CONSUMABLE FUELS - 5.81%
Anadarko Petroleum Corp.	1,912,154	115,474,980
Apache Corp.	1,422,847	55,718,689
Cabot Oil & Gas Corp.	1,557,763	34,052,699
Chesapeake Energy Corp.(c)	1,941,026	14,227,721
Chevron Corp.	7,082,509	558,668,310
Cimarex Energy Co.	355,589	36,440,761
Columbia Pipeline Group Inc.	1,195,287	21,861,799
ConocoPhillips	4,642,619	222,660,007
CONSOL Energy Inc.	859,433	8,422,443
Devon Energy Corp.	1,454,290	53,939,616
EOG Resources Inc.	2,067,041	150,480,585
EQT Corp.	573,722	37,159,974
Exxon Mobil Corp.	15,692,974	1,166,772,617
Hess Corp.	907,691	45,439,011
Kinder Morgan Inc./DE	6,765,196	187,260,625
Marathon Oil Corp.	2,549,225	39,258,065
Marathon Petroleum Corp.	2,018,126	93,499,778
Murphy Oil Corp.	609,700	14,754,740
Newfield Exploration Co.(a)	613,650	20,189,085
Noble Energy Inc.	1,600,081	48,290,445
Occidental Petroleum Corp.	2,875,461	190,211,745
ONEOK Inc.	787,454	25,356,019
Phillips 66	1,802,247	138,484,659
Pioneer Natural Resources Co.	562,021	68,364,234

Schedule of Investments (Unaudited) (Continued)

iShares® Core S&P 500 ETF

September 30, 2015

Range Resources Corp.(c)	637,131	20,464,648
Southwestern Energy Co.(a)(c)	1,447,493	18,368,686
Spectra Energy Corp.	2,527,117	66,387,364
Tesoro Corp.	463,378	45,058,877
Valero Energy Corp.	1,871,143	112,455,694
Williams Companies Inc. (The)	2,567,951	94,628,994

		3,704,352,870
PAPER & FOREST PRODUCTS - 0.09%
International Paper Co.	1,572,476	59,423,868

		59,423,868
PERSONAL PRODUCTS - 0.11%
Estee Lauder Companies Inc. (The) Class A	850,164	68,591,232

		68,591,232
PHARMACEUTICALS - 5.66%
Allergan PLC(a)	1,481,586	402,709,891
Bristol-Myers Squibb Co.	6,276,201	371,551,099
Eli Lilly & Co.	3,671,707	307,285,159
Endo International PLC(a)	783,888	54,307,761
Johnson & Johnson	10,422,366	972,927,866
Mallinckrodt PLC(a)	441,759	28,246,070
Merck & Co. Inc.	10,601,314	523,598,899
Mylan NV(a)	1,554,243	62,573,823
Perrigo Co. PLC	550,598	86,592,547
Pfizer Inc.	23,212,720	729,111,535
Zoetis Inc.	1,727,834	71,152,204

		3,610,056,854
PROFESSIONAL SERVICES - 0.23%
Dun & Bradstreet Corp. (The)	135,501	14,227,605
Equifax Inc.	445,109	43,255,693
Nielsen Holdings PLC	1,399,005	62,213,752
Robert Half International Inc.	506,382	25,906,503

		145,603,553
REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.65%
American Tower Corp.	1,593,215	140,171,056
Apartment Investment & Management Co. Class A	587,875	21,763,133
AvalonBay Communities Inc.(c)	500,268	87,456,852
Boston Properties Inc.	578,068	68,443,251
Crown Castle International Corp.	1,256,299	99,084,302
Equinix Inc.(c)	214,391	58,614,499
Equity Residential(c)	1,370,416	102,945,650
Essex Property Trust Inc.(c)	247,467	55,289,077
General Growth Properties Inc.	2,200,344	57,142,934
HCP Inc.(c)	1,741,250	64,861,562
Host Hotels & Resorts Inc.(c)	2,827,483	44,702,506
Iron Mountain Inc.(c)	721,661	22,385,924
Kimco Realty Corp.(c)	1,555,237	37,994,440
Macerich Co. (The)	506,608	38,917,627
Plum Creek Timber Co. Inc.(c)	657,805	25,989,876
Prologis Inc.(c)	1,972,872	76,744,721
Public Storage(c)	553,404	117,116,889
Realty Income Corp.(c)	884,155	41,900,105
Simon Property Group Inc.(c)	1,164,589	213,958,291
SL Green Realty Corp.(c)	375,000	40,560,000
Ventas Inc.	1,251,582	70,163,687
Vornado Realty Trust	666,975	60,307,879
Welltower Inc.	1,324,514	89,696,088
Weyerhaeuser Co.(c)	1,935,583	52,918,839

		1,689,129,188

Schedule of Investments (Unaudited) (Continued)

iShares® Core S&P 500 ETF

September 30, 2015

REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.05%
CBRE Group Inc. Class A(a)	1,091,209	34,918,688

		34,918,688
ROAD & RAIL - 0.87%
CSX Corp.	3,702,844	99,606,504
JB Hunt Transport Services Inc.	345,378	24,659,989
Kansas City Southern	415,191	37,732,558
Norfolk Southern Corp.	1,134,430	86,670,452
Ryder System Inc.	200,973	14,880,041
Union Pacific Corp.	3,265,896	288,737,865

		552,287,409
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.41%
Altera Corp.	1,138,575	57,019,836
Analog Devices Inc.	1,180,714	66,604,077
Applied Materials Inc.	4,519,344	66,389,163
Avago Technologies Ltd.(c)	977,948	122,253,280
Broadcom Corp. Class A	2,104,085	108,213,092
First Solar Inc.(a)(c)	285,405	12,201,064
Intel Corp.	17,893,224	539,301,771
KLA-Tencor Corp.	593,071	29,653,550
Lam Research Corp.	595,489	38,903,296
Linear Technology Corp.	902,564	36,418,457
Microchip Technology Inc.(c)	794,668	34,242,244
Micron Technology Inc.(a)	4,051,928	60,697,882
NVIDIA Corp.	1,927,535	47,513,738
Qorvo Inc.(a)(c)	562,943	25,360,582
Skyworks Solutions Inc.	717,991	60,462,022
Texas Instruments Inc.	3,863,241	191,307,694
Xilinx Inc.	973,697	41,284,753

		1,537,826,501
SOFTWARE - 3.97%
Activision Blizzard Inc.	1,893,484	58,489,721
Adobe Systems Inc.(a)(c)	1,873,102	154,006,446
Autodesk Inc.(a)	851,527	37,586,402
CA Inc.	1,179,540	32,201,442
Citrix Systems Inc.(a)(c)	604,927	41,909,343
Electronic Arts Inc.(a)(c)	1,173,432	79,500,018
Intuit Inc.	1,043,808	92,637,960
Microsoft Corp.	30,102,748	1,332,347,627
Oracle Corp.	12,240,212	442,116,457
Red Hat Inc.(a)	690,673	49,645,575
salesforce.com inc.(a)	2,335,145	162,129,117
Symantec Corp.	2,575,420	50,143,427

		2,532,713,535
SPECIALTY RETAIL - 2.68%
Advance Auto Parts Inc.	275,625	52,239,206
AutoNation Inc.(a)	294,109	17,111,262
AutoZone Inc.(a)(c)	116,221	84,124,246
Bed Bath & Beyond Inc.(a)(c)	638,424	36,402,936
Best Buy Co. Inc.	1,155,346	42,886,444
CarMax Inc.(a)(c)	783,131	46,455,331
GameStop Corp. Class A(c)	402,046	16,568,316

Schedule of Investments (Unaudited) (Continued)

iShares® Core S&P 500 ETF

September 30, 2015

Gap Inc. (The)	895,588	25,524,258
Home Depot Inc. (The)	4,833,119	558,176,913
L Brands Inc.	967,093	87,164,092
Lowe’s Companies Inc.	3,482,459	240,011,074
O’Reilly Automotive Inc.(a)(c)	374,175	93,543,750
Ross Stores Inc.	1,557,541	75,494,012
Signet Jewelers Ltd.	299,605	40,785,229
Staples Inc.	2,422,803	28,419,479
Tiffany & Co.	421,863	32,576,261
TJX Companies Inc. (The)	2,538,292	181,284,815
Tractor Supply Co.	511,270	43,110,286
Urban Outfitters Inc.(a)(c)	358,320	10,527,442

		1,712,405,352
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 4.56%
Apple Inc.	21,463,830	2,367,460,449
EMC Corp./MA	7,244,535	175,027,966
Hewlett-Packard Co.	6,799,232	174,128,332
NetApp Inc.	1,129,689	33,438,794
SanDisk Corp.	769,592	41,811,933
Seagate Technology PLC	1,136,953	50,935,494
Western Digital Corp.	867,283	68,896,962

		2,911,699,930
TEXTILES, APPAREL & LUXURY GOODS - 1.00%
Coach Inc.	1,041,397	30,127,615
Fossil Group Inc.(a)(c)	156,494	8,744,885
Hanesbrands Inc.	1,515,074	43,846,242
Michael Kors Holdings Ltd.(a)(c)	728,160	30,757,478
NIKE Inc. Class B	2,551,514	313,759,677
PVH Corp.	310,541	31,656,549
Ralph Lauren Corp.	224,936	26,578,438
Under Armour Inc. Class A(a)(c)	677,395	65,558,288
VF Corp.	1,281,724	87,426,394

		638,455,566
THRIFTS & MORTGAGE FINANCE - 0.03%
Hudson City Bancorp Inc.	1,812,178	18,429,850

		18,429,850
TOBACCO - 1.57%
Altria Group Inc.	7,379,735	401,457,584
Philip Morris International Inc.	5,830,869	462,562,838
Reynolds American Inc.	3,119,860	138,116,202

		1,002,136,624
TRADING COMPANIES & DISTRIBUTORS - 0.17%
Fastenal Co.(c)	1,092,308	39,989,396
United Rentals Inc.(a)(c)	358,818	21,547,021
WW Grainger Inc.(c)	228,500	49,129,785

		110,666,202

TOTAL COMMON STOCKS (Cost: $62,682,864,720)		63,672,220,307

Schedule of Investments (Unaudited) (Continued)

iShares® Core S&P 500 ETF

September 30, 2015

SHORT-TERM INVESTMENTS - 2.03%
MONEY MARKET FUNDS - 2.03%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.19%(b)(d)(e)	847,914,788	847,914,788
BlackRock Cash Funds: Prime, SL Agency Shares 0.19%(b)(d)(e)	46,477,257	46,477,257
BlackRock Cash Funds: Treasury, SL Agency Shares 0.01%(b)(d)	401,550,687	401,550,687

		1,295,942,732

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,295,942,732)		1,295,942,732

TOTAL INVESTMENTS IN SECURITIES - 101.83% (Cost: $63,978,807,452)		64,968,163,039
Other Assets, Less Liabilities - (1.83)%		(1,168,862,976)

NET ASSETS - 100.00%		$63,799,300,063

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	All or a portion of this security represents a security on loan. See Note 1.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of September 30, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini	1,023	Dec. 2015	Chicago Mercantile	$97,630,005	$(1,245,666)

See notes to financial statements.

Schedule of Investments (Unaudited)

iShares® Core S&P Mid-Cap ETF

September 30, 2015

Security	Shares	Value
COMMON STOCKS - 99.82%
AEROSPACE & DEFENSE - 1.61%
B/E Aerospace Inc.	1,806,085	$79,287,132
Esterline Technologies Corp.(a)(b)	525,606	37,785,815
Huntington Ingalls Industries Inc.	813,002	87,113,164
KLX Inc.(a)(b)	894,349	31,964,033
Orbital ATK Inc.	1,004,810	72,215,695
Teledyne Technologies Inc.(a)(b)	601,060	54,275,718
Triumph Group Inc.	841,239	35,399,337

		398,040,894
AIRLINES - 1.25%
Alaska Air Group Inc.	2,164,240	171,948,868
JetBlue Airways Corp.(a)(b)	5,351,493	137,907,975

		309,856,843
AUTO COMPONENTS - 0.49%
Dana Holding Corp.	2,718,419	43,168,494
Gentex Corp.	4,978,975	77,174,112

		120,342,606
AUTOMOBILES - 0.16%
Thor Industries Inc.	777,138	40,255,748

		40,255,748
BANKS - 5.73%
Associated Banc-Corp.	2,548,304	45,793,023
BancorpSouth Inc.	1,486,757	35,340,214
Bank of Hawaii Corp.	739,866	46,974,092
Bank of the Ozarks Inc.	1,326,954	58,067,507
Cathay General Bancorp	1,310,423	39,260,273
City National Corp./CA	824,711	72,624,051
Commerce Bancshares Inc./MO	1,363,637	62,127,302
Cullen/Frost Bankers Inc.(b)	944,359	60,042,345
East West Bancorp Inc.	2,445,602	93,960,029
First Horizon National Corp.	3,971,890	56,321,400
First Niagara Financial Group Inc.	6,028,233	61,548,259
FirstMerit Corp.	2,817,421	49,783,829
Fulton Financial Corp.	2,984,214	36,108,989
Hancock Holding Co.	1,324,950	35,839,898
International Bancshares Corp.	952,471	23,840,349
PacWest Bancorp	1,735,099	74,279,588
Prosperity Bancshares Inc.	1,117,912	54,900,658
Signature Bank/New York NY(a)(b)	864,893	118,974,681
SVB Financial Group(a)(b)	875,115	101,110,787
Synovus Financial Corp.	2,243,106	66,395,938
TCF Financial Corp.	2,874,964	43,584,454
Trustmark Corp.	1,147,352	26,584,146
Umpqua Holdings Corp.	3,743,619	61,020,990
Valley National Bancorp	3,969,659	39,061,445
Webster Financial Corp.	1,560,957	55,616,898

		1,419,161,145

Schedule of Investments (Unaudited) (Continued)

iShares® Core S&P Mid-Cap ETF

September 30, 2015

BEVERAGES - 0.14%
Boston Beer Co. Inc. (The)(a)(b)	165,497	34,855,323

		34,855,323
BIOTECHNOLOGY - 0.41%
United Therapeutics Corp.(a)(b)	774,187	101,604,302

		101,604,302
BUILDING PRODUCTS - 1.17%
AO Smith Corp.	1,287,572	83,936,818
Fortune Brands Home & Security Inc.	2,718,806	129,061,721
Lennox International Inc.	681,381	77,220,909

		290,219,448
CAPITAL MARKETS - 2.02%
Eaton Vance Corp. NVS	1,997,036	66,740,943
Federated Investors Inc. Class B(b)	1,619,387	46,800,284
Janus Capital Group Inc.(b)	2,503,485	34,047,396
Raymond James Financial Inc.	2,178,606	108,124,216
SEI Investments Co.	2,368,894	114,251,758
Stifel Financial Corp.(a)(b)	1,178,681	49,622,470
Waddell & Reed Financial Inc. Class A	1,421,278	49,417,836
WisdomTree Investments Inc.(b)	1,954,352	31,523,698

		500,528,601
CHEMICALS - 3.15%
Albemarle Corp.	1,907,627	84,126,351
Ashland Inc.	1,149,574	115,670,136
Cabot Corp.	1,073,211	33,870,539
Chemours Co. (The)	3,096,538	20,034,601
Cytec Industries Inc.	1,214,973	89,725,756
Minerals Technologies Inc.	590,635	28,444,981
NewMarket Corp.	177,348	63,313,236
Olin Corp.(b)	1,313,448	22,079,061
PolyOne Corp.	1,504,179	44,132,612
RPM International Inc.	2,268,430	95,024,533
Scotts Miracle-Gro Co. (The) Class A	769,085	46,775,750
Sensient Technologies Corp.	777,708	47,673,500
Valspar Corp. (The)	1,256,866	90,343,528

		781,214,584
COMMERCIAL SERVICES & SUPPLIES - 1.73%
Clean Harbors Inc.(a)(b)	906,996	39,880,614
Copart Inc.(a)(b)	1,859,398	61,174,194
Deluxe Corp.	851,331	47,453,190
Herman Miller Inc.	1,019,815	29,411,465
HNI Corp.	753,858	32,340,508
MSA Safety Inc.	539,395	21,559,618
Rollins Inc.	1,594,319	42,839,352
RR Donnelley & Sons Co.	3,545,179	51,617,806
Waste Connections Inc.	2,098,081	101,924,775

		428,201,522
COMMUNICATIONS EQUIPMENT - 1.01%
ARRIS Group Inc.(a)(b)	2,290,910	59,494,932
Ciena Corp.(a)(b)	2,152,671	44,603,343

Schedule of Investments (Unaudited) (Continued)

iShares® Core S&P Mid-Cap ETF

September 30, 2015

InterDigital Inc./PA	612,623	30,998,724
NetScout Systems Inc.(a)(b)	1,711,494	60,535,543
Plantronics Inc.	598,619	30,439,776
Polycom Inc.(a)(b)	2,274,858	23,840,512

		249,912,830
CONSTRUCTION & ENGINEERING - 0.53%
AECOM(a)(b)	2,565,639	70,580,729
Granite Construction Inc.	671,676	19,928,627
KBR Inc.	2,451,791	40,846,838

		131,356,194
CONSTRUCTION MATERIALS - 0.24%
Eagle Materials Inc.	855,501	58,533,378

		58,533,378
CONSUMER FINANCE - 0.22%
SLM Corp.(a)	7,242,399	53,593,753

		53,593,753
CONTAINERS & PACKAGING - 1.41%
AptarGroup Inc.	1,066,951	70,376,088
Bemis Co. Inc.	1,656,366	65,542,403
Greif Inc. Class A	438,533	13,993,588
Packaging Corp. of America	1,661,371	99,948,079
Silgan Holdings Inc.	690,068	35,911,139
Sonoco Products Co.	1,716,202	64,769,463

		350,540,760
DISTRIBUTORS - 0.59%
LKQ Corp.(a)	5,183,254	146,997,083

		146,997,083
DIVERSIFIED CONSUMER SERVICES - 0.87%
Apollo Education Group Inc.(a)(b)	1,719,483	19,017,482
DeVry Education Group Inc.	968,768	26,360,177
Graham Holdings Co. Class B	76,098	43,908,546
Service Corp. International/U.S.	3,406,702	92,321,624
Sotheby’s	1,054,730	33,730,266

		215,338,095
DIVERSIFIED FINANCIAL SERVICES - 0.78%
CBOE Holdings Inc.	1,407,460	94,412,417
MSCI Inc.	1,677,858	99,765,437

		194,177,854
ELECTRIC UTILITIES - 1.84%
Cleco Corp.	1,027,328	54,694,943
Great Plains Energy Inc.	2,622,993	70,873,271
Hawaiian Electric Industries Inc.	1,823,549	52,317,621
IDACORP Inc.	856,098	55,398,101
OGE Energy Corp.	3,394,902	92,884,519
PNM Resources Inc.	1,355,046	38,009,040
Westar Energy Inc.	2,401,498	92,313,583

		456,491,078

Schedule of Investments (Unaudited) (Continued)

iShares® Core S&P Mid-Cap ETF

September 30, 2015

ELECTRICAL EQUIPMENT - 0.99%
Acuity Brands Inc.	740,186	129,961,858
Hubbell Inc. Class B	861,963	73,223,757
Regal Beloit Corp.	763,917	43,123,114

		246,308,729
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 3.56%
Arrow Electronics Inc.(a)(b)	1,605,305	88,741,260
Avnet Inc.	2,285,937	97,563,791
Belden Inc.	725,293	33,863,930
Cognex Corp.	1,481,338	50,913,587
FEI Co.	706,888	51,631,100
Ingram Micro Inc. Class A	2,648,654	72,149,335
IPG Photonics Corp.(a)(b)	617,324	46,898,104
Jabil Circuit Inc.	3,295,900	73,729,283
Keysight Technologies Inc.(a)	2,878,989	88,788,021
Knowles Corp.(a)(b)	1,496,608	27,582,485
National Instruments Corp.	1,731,367	48,114,689
Tech Data Corp.(a)(b)	602,549	41,274,607
Trimble Navigation Ltd.(a)(b)	4,369,457	71,746,484
Vishay Intertechnology Inc.(b)	2,310,358	22,387,369
Zebra Technologies Corp. Class A(a)(b)	885,146	67,757,926

		883,141,971
ENERGY EQUIPMENT & SERVICES - 1.38%
Atwood Oceanics Inc.(b)	992,591	14,700,273
Dril-Quip Inc.(a)(b)	660,231	38,438,649
Helix Energy Solutions Group Inc.(a)(b)	1,685,724	8,074,618
Nabors Industries Ltd.(b)	4,951,391	46,790,645
Noble Corp. PLC	4,115,446	44,899,516
Oceaneering International Inc.	1,662,740	65,312,427
Oil States International Inc.(a)	874,904	22,861,241
Patterson-UTI Energy Inc.	2,510,900	32,993,226
Rowan Companies PLC Class A	2,123,051	34,287,274
Superior Energy Services Inc.	2,563,345	32,375,047

		340,732,916
FOOD & STAPLES RETAILING - 0.57%
Casey’s General Stores Inc.	662,702	68,205,290
SUPERVALU Inc.(a)	4,518,213	32,440,769
United Natural Foods Inc.(a)(b)	849,439	41,206,286

		141,852,345
FOOD PRODUCTS - 2.34%
Dean Foods Co.	1,613,484	26,654,756
Flowers Foods Inc.	3,144,777	77,801,783
Hain Celestial Group Inc. (The)(a)(b)	1,744,504	90,016,406
Ingredion Inc.	1,213,334	105,936,192
Lancaster Colony Corp.	330,743	32,240,828
Post Holdings Inc.(a)(b)	1,031,916	60,986,236
Tootsie Roll Industries Inc.(b)	304,912	9,540,696
TreeHouse Foods Inc.(a)(b)	731,536	56,906,185
WhiteWave Foods Co. (The)(a)(b)	2,987,763	119,958,684

		580,041,766

Schedule of Investments (Unaudited) (Continued)

iShares® Core S&P Mid-Cap ETF

September 30, 2015

GAS UTILITIES - 1.70%
Atmos Energy Corp.	1,723,376	100,266,016
National Fuel Gas Co.	1,436,486	71,795,570
ONE Gas Inc.	889,520	40,321,942
Questar Corp.	2,988,498	58,006,746
UGI Corp.	2,937,356	102,278,736
WGL Holdings Inc.	845,781	48,776,190

		421,445,200
HEALTH CARE EQUIPMENT & SUPPLIES - 4.17%
Align Technology Inc.(a)(b)	1,239,050	70,328,478
Cooper Companies Inc. (The)	826,003	122,958,807
Halyard Health Inc.(a)(b)	790,957	22,494,817
Hill-Rom Holdings Inc.	957,588	49,785,000
Hologic Inc.(a)(b)	4,167,419	163,071,105
IDEXX Laboratories Inc.(a)(b)	1,564,059	116,131,381
ResMed Inc.	2,388,705	121,728,407
Sirona Dental Systems Inc.(a)(b)	949,635	88,638,931
STERIS Corp.(b)	1,017,453	66,103,921
Teleflex Inc.	707,201	87,841,436
Thoratec Corp.(a)(b)	930,814	58,883,294
West Pharmaceutical Services Inc.	1,223,318	66,205,970

		1,034,171,547
HEALTH CARE PROVIDERS & SERVICES - 2.71%
Centene Corp.(a)(b)	2,024,487	109,787,930
Community Health Systems Inc.(a)(b)	2,008,182	85,889,944
Health Net Inc./CA(a)	1,314,019	79,130,224
LifePoint Health Inc.(a)(b)	754,466	53,491,639
MEDNAX Inc.(a)(b)	1,599,267	122,807,713
Molina Healthcare Inc.(a)(b)	694,743	47,833,056
Owens & Minor Inc.(b)	1,068,254	34,120,033
VCA Inc.(a)	1,379,806	72,646,786
WellCare Health Plans Inc.(a)(b)	749,361	64,579,931

		670,287,256
HEALTH CARE TECHNOLOGY - 0.16%
Allscripts Healthcare Solutions Inc.(a)(b)	3,203,962	39,729,129

		39,729,129
HOTELS, RESTAURANTS & LEISURE - 2.32%
Brinker International Inc.	1,020,514	53,750,473
Buffalo Wild Wings Inc.(a)(b)	323,296	62,535,145
Cheesecake Factory Inc. (The)	768,045	41,443,708
Cracker Barrel Old Country Store Inc.(b)	406,953	59,936,038
Domino’s Pizza Inc.	933,567	100,741,215
Dunkin’ Brands Group Inc.	1,619,335	79,347,415
International Speedway Corp. Class A	455,807	14,458,198
Jack in the Box Inc.	620,754	47,822,888
Panera Bread Co. Class A(a)(b)	415,044	80,273,660
Wendy’s Co. (The)	3,960,755	34,260,531

		574,569,271
HOUSEHOLD DURABLES - 2.21%
Jarden Corp.(a)(b)	3,372,546	164,850,049
KB Home	1,554,852	21,068,245
MDC Holdings Inc.	662,480	17,343,726

Schedule of Investments (Unaudited) (Continued)

iShares® Core S&P Mid-Cap ETF

September 30, 2015

NVR Inc.(a)(b)	64,898	98,983,728
Tempur Sealy International Inc.(a)(b)	1,052,324	75,167,503
Toll Brothers Inc.(a)	2,756,702	94,389,476
TRI Pointe Group Inc.(a)	2,483,035	32,502,928
Tupperware Brands Corp.(b)	850,267	42,079,714

		546,385,369
HOUSEHOLD PRODUCTS - 0.92%
Church & Dwight Co. Inc.	2,225,847	186,748,563
Energizer Holdings Inc.	1,055,161	40,845,283

		227,593,846
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 0.04%
Talen Energy Corp.(a)(b)	1,096,228	11,071,903

		11,071,903
INDUSTRIAL CONGLOMERATES - 0.39%
Carlisle Companies Inc.	1,108,920	96,897,430

		96,897,430
INSURANCE - 5.94%
Alleghany Corp.(a)	271,448	127,067,523
American Financial Group Inc./OH	1,221,404	84,166,950
Arthur J Gallagher & Co.	2,967,180	122,485,190
Aspen Insurance Holdings Ltd.	1,031,368	47,927,671
Brown & Brown Inc.	1,986,455	61,520,511
CNO Financial Group Inc.	3,265,465	61,423,397
Endurance Specialty Holdings Ltd.	1,030,185	62,872,191
Everest Re Group Ltd.(b)	751,164	130,206,768
First American Financial Corp.	1,847,269	72,172,800
Hanover Insurance Group Inc. (The)	751,499	58,391,472
HCC Insurance Holdings Inc.	1,625,893	125,957,931
Kemper Corp.	830,592	29,378,039
Mercury General Corp.	515,834	26,054,775
Old Republic International Corp.	4,106,518	64,225,942
Primerica Inc.(b)	846,006	38,129,490
Reinsurance Group of America Inc.	1,129,993	102,366,066
RenaissanceRe Holdings Ltd.(b)	781,122	83,048,891
StanCorp Financial Group Inc.	719,187	82,131,155
WR Berkley Corp.	1,677,906	91,227,749

		1,470,754,511
INTERNET & CATALOG RETAIL - 0.13%
HSN Inc.	550,367	31,503,007

		31,503,007
INTERNET SOFTWARE & SERVICES - 0.20%
Rackspace Hosting Inc.(a)(b)	2,054,708	50,710,193

		50,710,193
IT SERVICES - 3.66%
Acxiom Corp.(a)(b)	1,326,400	26,209,664
Broadridge Financial Solutions Inc.	2,010,654	111,289,699
Convergys Corp.	1,676,425	38,742,182
CoreLogic Inc./U.S.(a)	1,512,797	56,321,432
DST Systems Inc.	572,337	60,175,512

Schedule of Investments (Unaudited) (Continued)

iShares® Core S&P Mid-Cap ETF

September 30, 2015

Gartner Inc.(a)(b)	1,411,682	118,482,470
Global Payments Inc.	1,106,982	127,004,045
Jack Henry & Associates Inc.	1,376,963	95,850,394
Leidos Holdings Inc.	1,088,029	44,946,478
MAXIMUS Inc.	1,121,405	66,790,882
NeuStar Inc. Class A(a)(b)	805,074	21,906,063
Science Applications International Corp.	714,489	28,729,603
VeriFone Systems Inc.(a)(b)	1,943,720	53,899,356
WEX Inc.(a)(b)	657,277	57,077,935

		907,425,715
LEISURE PRODUCTS - 1.00%
Brunswick Corp./DE	1,563,300	74,866,437
Polaris Industries Inc.	1,045,759	125,355,132
Vista Outdoor Inc.(a)(b)	1,072,296	47,642,111

		247,863,680
LIFE SCIENCES TOOLS & SERVICES - 1.41%
Bio-Rad Laboratories Inc. Class A(a)(b)	350,803	47,116,351
Bio-Techne Corp.	632,024	58,436,939
Charles River Laboratories International Inc.(a)(b)	794,281	50,452,729
Mettler-Toledo International Inc.(a)(b)	470,863	134,073,531
PAREXEL International Corp.(a)(b)	940,983	58,265,667

		348,345,217
MACHINERY - 4.15%
AGCO Corp.(b)	1,272,879	59,354,348
CLARCOR Inc.	854,561	40,745,468
Crane Co.	841,677	39,230,565
Donaldson Co. Inc.	2,132,907	59,892,028
Graco Inc.	980,920	65,751,068
IDEX Corp.	1,315,769	93,814,330
ITT Corp.	1,520,386	50,826,504
Kennametal Inc.	1,349,569	33,590,772
Lincoln Electric Holdings Inc.	1,156,631	60,642,163
Nordson Corp.	971,373	61,138,217
Oshkosh Corp.	1,331,985	48,391,015
Terex Corp.	1,850,750	33,202,455
Timken Co. (The)	1,254,590	34,488,679
Toro Co. (The)	931,355	65,697,782
Trinity Industries Inc.	2,624,268	59,492,156
Valmont Industries Inc.	396,578	37,631,286
Wabtec Corp./DE	1,643,334	144,695,559
Woodward Inc.	976,113	39,727,799

		1,028,312,194
MARINE - 0.23%
Kirby Corp.(a)	930,366	57,636,174

		57,636,174
MEDIA - 1.52%
AMC Networks Inc. Class A(a)(b)	1,035,028	75,732,999
Cable One Inc.(a)(b)	75,341	31,599,522
Cinemark Holdings Inc.	1,790,057	58,158,952
DreamWorks Animation SKG Inc. Class A(a)(b)	1,210,569	21,124,429
John Wiley & Sons Inc. Class A	842,291	42,139,819
Live Nation Entertainment Inc.(a)(b)	2,475,214	59,504,145
Meredith Corp.	642,409	27,353,775
New York Times Co. (The) Class A	2,160,588	25,516,544
Time Inc.	1,872,548	35,672,039

		376,802,224

Schedule of Investments (Unaudited) (Continued)

iShares® Core S&P Mid-Cap ETF

September 30, 2015

METALS & MINING - 1.46%
Allegheny Technologies Inc.(b)	1,863,096	26,418,701
Carpenter Technology Corp.	845,078	25,157,972
Commercial Metals Co.	1,961,485	26,578,122
Compass Minerals International Inc.	573,013	44,907,029
Reliance Steel & Aluminum Co.	1,248,707	67,442,665
Royal Gold Inc.	1,108,383	52,071,833
Steel Dynamics Inc.	4,115,134	70,698,002
U.S. Steel Corp.(b)	2,493,218	25,979,332
Worthington Industries Inc.	802,582	21,252,371

		360,506,027
MULTI-UTILITIES - 1.05%
Alliant Energy Corp.	1,925,504	112,622,729
Black Hills Corp.	760,280	31,429,975
MDU Resources Group Inc.	3,314,237	57,004,877
Vectren Corp.	1,404,523	59,004,011

		260,061,592
MULTILINE RETAIL - 0.37%
Big Lots Inc.(b)	885,001	42,409,248
JC Penney Co. Inc.(a)(b)	5,186,787	48,185,251

		90,594,499
OIL, GAS & CONSUMABLE FUELS - 2.02%
California Resources Corp.	5,301,314	13,783,416
Denbury Resources Inc.(b)	6,093,646	14,868,496
Energen Corp.	1,339,463	66,785,625
Gulfport Energy Corp.(a)	1,837,789	54,545,578
HollyFrontier Corp.	3,205,289	156,546,315
QEP Resources Inc.	2,742,375	34,361,959
SM Energy Co.	1,159,075	37,136,763
Western Refining Inc.	1,202,893	53,071,639
World Fuel Services Corp.	1,217,518	43,587,144
WPX Energy Inc.(a)(b)	3,975,256	26,316,195

		501,003,130
PAPER & FOREST PRODUCTS - 0.29%
Domtar Corp.	1,071,772	38,315,849
Louisiana-Pacific Corp.(a)(b)	2,431,968	34,631,224

		72,947,073
PERSONAL PRODUCTS - 0.45%
Avon Products Inc.(b)	7,433,863	24,160,055
Edgewell Personal Care Co.	1,057,388	86,282,861

		110,442,916
PHARMACEUTICALS - 0.32%
Akorn Inc.(a)	1,359,305	38,746,989
Catalent Inc.(a)(b)	1,668,757	40,550,795

		79,297,784

Schedule of Investments (Unaudited) (Continued)

iShares® Core S&P Mid-Cap ETF

September 30, 2015

PROFESSIONAL SERVICES - 1.27%
CEB Inc.	570,133	38,962,889
FTI Consulting Inc.(a)(b)	709,864	29,466,455
ManpowerGroup Inc.	1,305,569	106,913,045
Towers Watson & Co. Class A	1,177,789	138,248,873

		313,591,262
REAL ESTATE INVESTMENT TRUSTS (REITS) - 10.43%
Alexandria Real Estate Equities Inc.(b)	1,229,252	104,080,767
American Campus Communities Inc.	1,909,803	69,211,261
BioMed Realty Trust Inc.(b)	3,434,766	68,626,625
Camden Property Trust	1,476,531	109,115,641
Care Capital Properties Inc.	1,384,854	45,603,242
Communications Sales & Leasing Inc./CSL Capital LLC(a)(b)	2,054,553	36,776,499
Corporate Office Properties Trust(b)	1,611,292	33,885,471
Corrections Corp. of America(b)	1,991,583	58,831,362
Douglas Emmett Inc.(b)	2,362,161	67,841,264
Duke Realty Corp.(b)	5,869,315	111,810,451
Equity One Inc.	1,259,097	30,646,421
Extra Space Storage Inc.(b)	2,088,227	161,127,595
Federal Realty Investment Trust(b)	1,175,037	160,333,799
Highwoods Properties Inc.(b)	1,600,452	62,017,515
Home Properties Inc.	986,952	73,774,662
Hospitality Properties Trust(b)	2,574,206	65,848,189
Kilroy Realty Corp.	1,567,567	102,142,666
Lamar Advertising Co. Class A(b)	1,392,610	72,666,390
LaSalle Hotel Properties(b)	1,923,577	54,610,351
Liberty Property Trust(b)	2,548,007	80,287,700
Mack-Cali Realty Corp.(b)	1,519,647	28,690,935
Mid-America Apartment Communities Inc.(b)	1,281,413	104,909,282
National Retail Properties Inc.(b)	2,285,665	82,901,069
Omega Healthcare Investors Inc.(b)	2,750,027	96,663,449
Potlatch Corp.	695,660	20,028,051
Rayonier Inc.	2,137,095	47,165,687
Regency Centers Corp.(b)	1,600,748	99,486,488
Senior Housing Properties Trust(b)	4,034,052	65,351,642
Sovran Self Storage Inc.	609,392	57,465,666
Tanger Factory Outlet Centers Inc.(b)	1,627,081	53,644,861
Taubman Centers Inc.	1,013,097	69,984,741
UDR Inc.(b)	4,453,735	153,564,783
Urban Edge Properties(b)	1,516,713	32,745,834
Weingarten Realty Investors	1,938,891	64,196,681
WP GLIMCHER Inc.(b)	3,152,216	36,754,838

		2,582,791,878
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.55%
Alexander & Baldwin Inc.	779,876	26,773,143
Jones Lang LaSalle Inc.	764,373	109,893,906

		136,667,049
ROAD & RAIL - 0.96%
Con-way Inc.	970,977	46,072,859
Genesee & Wyoming Inc. Class A(a)(b)	904,099	53,414,169
Landstar System Inc.(b)	739,522	46,937,461
Old Dominion Freight Line Inc.(a)(b)	1,189,000	72,529,000
Werner Enterprises Inc.	756,512	18,988,451

		237,941,940

Schedule of Investments (Unaudited) (Continued)

iShares® Core S&P Mid-Cap ETF

September 30, 2015

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.83%
Advanced Micro Devices Inc.(a)(b)	10,800,723	18,577,243
Atmel Corp.	7,099,546	57,293,336
Cree Inc.(a)(b)	1,752,909	42,472,985
Cypress Semiconductor Corp.	5,689,598	48,475,375
Fairchild Semiconductor International Inc.(a)(b)	1,968,945	27,643,988
Integrated Device Technology Inc.(a)	2,516,199	51,078,840
Intersil Corp. Class A	2,255,030	26,383,851
Silicon Laboratories Inc.(a)(b)	680,697	28,276,153
SunEdison Inc.(a)(b)	5,346,331	38,386,657
Synaptics Inc.(a)(b)	621,419	51,242,211
Teradyne Inc.	3,582,011	64,512,018

		454,342,657
SOFTWARE - 5.23%
ACI Worldwide Inc.(a)(b)	1,997,822	42,194,001
ANSYS Inc.(a)(b)	1,532,355	135,061,770
Cadence Design Systems Inc.(a)(b)	4,953,594	102,440,324
CDK Global Inc.	2,720,903	130,004,745
CommVault Systems Inc.(a)(b)	721,527	24,503,057
FactSet Research Systems Inc.	704,074	112,518,066
Fair Isaac Corp.	529,616	44,752,552
Fortinet Inc.(a)(b)	2,473,131	105,058,605
Manhattan Associates Inc.(a)	1,248,243	77,765,539
Mentor Graphics Corp.	1,699,732	41,864,399
PTC Inc.(a)(b)	1,939,819	61,569,855
Rovi Corp.(a)(b)	1,482,625	15,552,736
SolarWinds Inc.(a)(b)	1,130,933	44,377,811
Solera Holdings Inc.	1,138,914	61,501,356
Synopsys Inc.(a)(b)	2,651,021	122,424,150
Tyler Technologies Inc.(a)(b)	575,748	85,964,934
Ultimate Software Group Inc. (The)(a)(b)	486,022	87,002,798

		1,294,556,698
SPECIALTY RETAIL - 3.10%
Aaron’s Inc.	1,097,077	39,615,450
Abercrombie & Fitch Co. Class A(b)	1,186,707	25,146,321
American Eagle Outfitters Inc.(b)	3,051,542	47,695,601
Ascena Retail Group Inc.(a)(b)	2,919,700	40,613,027
Cabela’s Inc.(a)(b)	851,653	38,835,377
Chico’s FAS Inc.	2,371,440	37,302,751
CST Brands Inc.	1,282,677	43,174,908
Dick’s Sporting Goods Inc.	1,592,530	79,005,413
Foot Locker Inc.	2,367,879	170,416,252
Guess? Inc.	1,111,767	23,747,343
Murphy USA Inc.(a)(b)	687,029	37,752,244
Office Depot Inc.(a)(b)	8,388,773	53,855,923
Rent-A-Center Inc./TX(b)	905,225	21,951,706
Williams-Sonoma Inc.	1,431,911	109,326,405

		768,438,721
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.59%
3D Systems Corp.(a)(b)	1,814,916	20,962,280
Diebold Inc.(b)	1,102,449	32,819,906
Lexmark International Inc. Class A	1,044,149	30,259,438
NCR Corp.(a)(b)	2,683,285	61,044,734

		145,086,358

Schedule of Investments (Unaudited) (Continued)

iShares® Core S&P Mid-Cap ETF

September 30, 2015

TEXTILES, APPAREL & LUXURY GOODS - 1.02%
Carter’s Inc.	888,252	80,511,161
Deckers Outdoor Corp.(a)(b)	557,465	32,366,418
Kate Spade & Co.(a)(b)	2,177,938	41,620,395
Skechers U.S.A. Inc. Class A(a)(b)	725,707	97,302,795

		251,800,769
THRIFTS & MORTGAGE FINANCE - 0.70%
New York Community Bancorp Inc.(b)	7,553,047	136,408,029
Washington Federal Inc.	1,603,152	36,471,708

		172,879,737
TRADING COMPANIES & DISTRIBUTORS - 0.65%
GATX Corp.(b)	736,908	32,534,488
MSC Industrial Direct Co. Inc. Class A	821,851	50,157,566
NOW Inc.(a)(b)	1,827,762	27,050,878
Watsco Inc.	436,370	51,701,118

		161,444,050
WATER UTILITIES - 0.32%
Aqua America Inc.	3,006,108	79,571,679

		79,571,679
WIRELESS TELECOMMUNICATION SERVICES - 0.16%
Telephone & Data Systems Inc.	1,608,063	40,137,253

		40,137,253

TOTAL COMMON STOCKS (Cost: $25,228,025,430)		24,728,906,706
SHORT-TERM INVESTMENTS - 6.68%
MONEY MARKET FUNDS - 6.68%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.19%(c)(d)(e)	1,459,403,487	1,459,403,487
BlackRock Cash Funds: Prime, SL Agency Shares 0.19%(c)(d)(e)	79,995,150	79,995,150

Schedule of Investments (Unaudited) (Continued)

iShares® Core S&P Mid-Cap ETF

September 30, 2015

BlackRock Cash Funds: Treasury, SL Agency Shares 0.01%(c)(d)	116,485,109	116,485,109

		1,655,883,746

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,655,883,746)		1,655,883,746

TOTAL INVESTMENTS IN SECURITIES - 106.50% (Cost: $26,883,909,176)		26,384,790,452
Other Assets, Less Liabilities - (6.50)%		(1,610,113,323)

NET ASSETS - 100.00%		$24,774,677,129

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 1.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of September 30, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
S&P MidCap 400 E-Mini	303	Dec. 2015	Chicago Mercantile	$41,295,870	$(632,574)

See notes to financial statements.

Schedule of Investments (Unaudited)

iShares® Core S&P Small-Cap ETF

September 30, 2015

Security	Shares	Value
COMMON STOCKS - 99.82%
AEROSPACE & DEFENSE - 1.61%
AAR Corp.	839,082	$15,917,386
Aerojet Rocketdyne Holdings Inc.(a)(b)	1,585,367	25,651,238
Aerovironment Inc.(a)(b)	521,745	10,455,770
American Science & Engineering Inc.	179,799	6,393,652
Cubic Corp.	546,880	22,936,147
Curtiss-Wright Corp.	1,179,068	73,597,425
Engility Holdings Inc.	437,166	11,270,140
Moog Inc. Class A(a)(b)	852,092	46,072,614
National Presto Industries Inc.(b)	122,704	10,339,039
TASER International Inc.(a)(b)	1,354,045	29,822,841

		252,456,252
AIR FREIGHT & LOGISTICS - 0.71%
Atlas Air Worldwide Holdings Inc.(a)(b)	630,372	21,785,656
Echo Global Logistics Inc.(a)(b)	648,248	12,705,661
Forward Air Corp.	779,592	32,345,272
Hub Group Inc. Class A(a)(b)	903,495	32,896,253
UTi Worldwide Inc.(a)	2,330,731	10,698,055

		110,430,897
AIRLINES - 0.84%
Allegiant Travel Co.	332,793	71,966,486
Hawaiian Holdings Inc.(a)(b)	1,230,111	30,359,140
Republic Airways Holdings Inc.(a)(b)	1,301,978	7,525,433
SkyWest Inc.	1,273,049	21,234,457

		131,085,516
AUTO COMPONENTS - 0.91%
Dorman Products Inc.(a)(b)	778,949	39,640,715
Drew Industries Inc.	606,750	33,134,617
Gentherm Inc.(a)(b)	906,392	40,715,129
Standard Motor Products Inc.	498,845	17,399,714
Superior Industries International Inc.	589,786	11,017,202

		141,907,377
AUTOMOBILES - 0.08%
Winnebago Industries Inc.(b)	680,667	13,034,773

		13,034,773
BANKS - 9.27%
Banner Corp.	479,043	22,883,884
BBCN Bancorp Inc.	1,998,927	30,023,884
Boston Private Financial Holdings Inc.	2,099,249	24,561,213
Cardinal Financial Corp.	809,612	18,629,172
Central Pacific Financial Corp.	790,969	16,586,620
City Holding Co.(b)	385,960	19,027,828
Columbia Banking System Inc.	1,451,291	45,294,792
Community Bank System Inc.	1,029,876	38,280,491
CVB Financial Corp.(b)	2,486,186	41,519,306
First BanCorp/Puerto Rico(a)	2,929,850	10,430,266
First Commonwealth Financial Corp.	2,239,254	20,354,819

Schedule of Investments (Unaudited) (Continued)

iShares® Core S&P Small-Cap ETF

September 30, 2015

First Financial Bancorp	1,550,560	29,584,685
First Financial Bankshares Inc.(b)	1,613,080	51,263,682
First Midwest Bancorp Inc./IL	1,958,834	34,357,948
First NBC Bank Holding Co.(a)(b)	399,003	13,981,065
FNB Corp./PA	4,405,378	57,049,645
Glacier Bancorp Inc.	1,898,493	50,101,230
Hanmi Financial Corp.	806,896	20,333,779
Home BancShares Inc./AR	1,481,824	60,013,872
Independent Bank Corp./Rockland MA	660,077	30,429,550
LegacyTexas Financial Group Inc.	1,100,062	33,529,890
MB Financial Inc.(b)	1,757,545	57,366,269
National Penn Bancshares Inc.	3,524,671	41,414,884
NBT Bancorp Inc.	1,098,683	29,598,520
OFG Bancorp	1,108,655	9,678,558
Old National Bancorp/IN	2,896,016	40,341,503
Pinnacle Financial Partners Inc.	849,487	41,973,153
PrivateBancorp Inc.	1,979,706	75,882,131
S&T Bancorp Inc.	876,399	28,588,135
Simmons First National Corp. Class A	708,418	33,954,475
Southside Bancshares Inc.	595,532	16,406,907
Sterling Bancorp/DE	3,000,204	44,613,033
Talmer Bancorp Inc. Class A	1,576,580	26,250,057
Texas Capital Bancshares Inc.(a)(b)	1,151,456	60,359,324
Tompkins Financial Corp.	309,637	16,522,230
UMB Financial Corp.(b)	1,053,481	53,527,370
United Bankshares Inc./WV	1,625,193	61,741,082
United Community Banks Inc./GA	1,462,246	29,888,308
Westamerica Bancorp.	643,435	28,594,251
Wilshire Bancorp Inc.	1,783,531	18,744,911
Wintrust Financial Corp.	1,211,999	64,757,107

		1,448,439,829
BIOTECHNOLOGY - 1.17%
Acorda Therapeutics Inc.(a)(b)	1,076,085	28,527,013
Emergent BioSolutions Inc.(a)(b)	760,142	21,656,446
Enanta Pharmaceuticals Inc.(a)(b)	331,004	11,962,485
Ligand Pharmaceuticals Inc.(a)(b)	454,185	38,900,945
MiMedx Group Inc.(a)(b)	2,497,507	24,100,942
Momenta Pharmaceuticals Inc.(a)(b)	1,576,698	25,873,614
Repligen Corp.(a)(b)	828,859	23,083,723
Spectrum Pharmaceuticals Inc.(a)(b)	1,497,559	8,955,403

		183,060,571
BUILDING PRODUCTS - 1.27%
AAON Inc.	1,022,810	19,822,058
American Woodmark Corp.(a)	343,606	22,289,721
Apogee Enterprises Inc.	734,560	32,798,104
Gibraltar Industries Inc.(a)	743,884	13,650,271
Griffon Corp.(b)	994,110	15,677,115
PGT Inc.(a)(b)	1,226,636	15,063,090
Quanex Building Products Corp.	850,615	15,455,675
Simpson Manufacturing Co. Inc.	1,049,408	35,144,674
Universal Forest Products Inc.	505,912	29,181,004

		199,081,712
CAPITAL MARKETS - 1.50%
Calamos Asset Management Inc. Class A	441,732	4,187,619
Evercore Partners Inc. Class A	866,517	43,533,814
Financial Engines Inc.(b)	1,301,240	38,347,543
Greenhill & Co. Inc.	684,752	19,494,889

Schedule of Investments (Unaudited) (Continued)

iShares® Core S&P Small-Cap ETF

September 30, 2015

HFF Inc. Class A	864,496	29,185,385
Interactive Brokers Group Inc. Class A	1,442,622	56,940,290
Investment Technology Group Inc.	858,403	11,451,096
Piper Jaffray Companies(a)(b)	381,492	13,798,566
Virtus Investment Partners Inc.	172,869	17,373,335

		234,312,537
CHEMICALS - 2.26%
A Schulman Inc.	737,007	23,930,617
American Vanguard Corp.	648,859	7,500,810
Balchem Corp.	791,040	48,071,501
Calgon Carbon Corp.	1,316,898	20,517,271
Flotek Industries Inc.(a)(b)	1,348,740	22,523,958
FutureFuel Corp.	577,046	5,701,214
Hawkins Inc.	242,149	9,322,737
HB Fuller Co.	1,269,837	43,098,268
Innophos Holdings Inc.	494,248	19,591,991
Innospec Inc.	606,781	28,221,384
Intrepid Potash Inc.(a)(b)	1,427,732	7,909,635
Koppers Holdings Inc.	519,220	10,472,667
Kraton Performance Polymers Inc.(a)(b)	791,832	14,173,793
LSB Industries Inc.(a)(b)	493,598	7,561,921
OM Group Inc.	770,741	25,349,672
Quaker Chemical Corp.	335,741	25,878,916
Rayonier Advanced Materials Inc.	1,079,724	6,607,911
Stepan Co.	459,701	19,128,159
Tredegar Corp.	627,705	8,210,381

		353,772,806
COMMERCIAL SERVICES & SUPPLIES - 2.88%
ABM Industries Inc.	1,412,231	38,568,029
Brady Corp. Class A	1,202,137	23,634,013
Brink’s Co. (The)	1,226,880	33,138,029
Essendant Inc.	955,078	30,973,180
G&K Services Inc. Class A	501,651	33,419,990
Healthcare Services Group Inc.(b)	1,806,842	60,890,575
Interface Inc.	1,655,461	37,148,545
Matthews International Corp. Class A	828,679	40,580,411
Mobile Mini Inc.(b)	1,141,214	35,137,979
Tetra Tech Inc.	1,513,398	36,790,705
U.S. Ecology Inc.	545,265	23,800,817
UniFirst Corp./MA	383,273	40,937,389
Viad Corp.	507,415	14,709,961

		449,729,623
COMMUNICATIONS EQUIPMENT - 1.54%
ADTRAN Inc.	1,254,799	18,320,065
Bel Fuse Inc. Class B	223,706	4,348,845
Black Box Corp.	386,193	5,692,485
CalAmp Corp.(a)(b)	910,581	14,651,248
Comtech Telecommunications Corp.	407,367	8,395,834
Digi International Inc.(a)(b)	631,409	7,444,312
Harmonic Inc.(a)(b)	2,227,157	12,917,511
Ixia(a)(b)	1,521,919	22,052,606
Lumentum Holdings Inc.(a)	1,179,115	19,985,999
NETGEAR Inc.(a)	808,770	23,591,821
ViaSat Inc.(a)(b)	1,116,623	71,787,693
Viavi Solutions Inc.(a)(b)	5,913,509	31,755,543

		240,943,962

Schedule of Investments (Unaudited) (Continued)

iShares® Core S&P Small-Cap ETF

September 30, 2015

CONSTRUCTION & ENGINEERING - 1.22%
Aegion Corp.(a)(b)	909,826	14,993,933
Comfort Systems USA Inc.	945,363	25,770,595
Dycom Industries Inc.(a)(b)	856,444	61,972,288
EMCOR Group Inc.	1,577,877	69,821,057
MYR Group Inc.(a)(b)	529,469	13,872,088
Orion Marine Group Inc.(a)(b)	688,515	4,117,320

		190,547,281
CONSTRUCTION MATERIALS - 0.22%
Headwaters Inc.(a)	1,856,815	34,908,122

		34,908,122
CONSUMER FINANCE - 1.12%
Cash America International Inc.(b)	670,997	18,767,786
Encore Capital Group Inc.(a)(b)	590,534	21,849,758
Enova International Inc.(a)(b)	678,193	6,931,132
Ezcorp Inc. Class A(a)(b)	1,309,760	8,081,219
First Cash Financial Services Inc.(a)(b)	705,041	28,243,943
Green Dot Corp. Class A(a)(b)	1,178,624	20,743,782
PRA Group Inc.(a)(b)	1,214,628	64,278,114
World Acceptance Corp.(a)(b)	214,609	5,760,106

		174,655,840
CONTAINERS & PACKAGING - 0.05%
Myers Industries Inc.	581,015	7,785,601

		7,785,601
DISTRIBUTORS - 0.77%
Core-Mark Holding Co. Inc.	579,151	37,905,433
Pool Corp.	1,078,707	77,990,516
VOXX International Corp.(a)(b)	513,981	3,813,739

		119,709,688
DIVERSIFIED CONSUMER SERVICES - 0.39%
American Public Education Inc.(a)(b)	419,287	9,832,280
Capella Education Co.	276,013	13,668,164
Career Education Corp.(a)(b)	1,716,880	6,455,469
Regis Corp.(a)	1,071,533	14,037,082
Strayer Education Inc.(a)(b)	278,473	15,307,661
Universal Technical Institute Inc.	551,395	1,935,396

		61,236,052
DIVERSIFIED FINANCIAL SERVICES - 0.56%
MarketAxess Holdings Inc.	937,051	87,033,297

		87,033,297
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.72%
8x8 Inc.(a)(b)	2,236,033	18,491,993
Atlantic Tele-Network Inc.	270,210	19,976,625
Cincinnati Bell Inc.(a)	5,274,491	16,456,412
Consolidated Communications Holdings Inc.	1,270,740	24,487,160
General Communication Inc. Class A(a)(b)	759,195	13,103,706
Iridium Communications Inc.(a)(b)	2,036,660	12,525,459
Lumos Networks Corp.	578,664	7,036,554

		112,077,909

Schedule of Investments (Unaudited) (Continued)

iShares® Core S&P Small-Cap ETF

September 30, 2015

ELECTRIC UTILITIES - 1.07%
ALLETE Inc.	1,144,609	57,791,308
El Paso Electric Co.	1,015,971	37,408,052
UIL Holdings Corp.	1,422,287	71,498,368

		166,697,728
ELECTRICAL EQUIPMENT - 1.05%
AZZ Inc.	647,313	31,517,670
Encore Wire Corp.	521,033	17,022,148
EnerSys	1,165,492	62,447,061
Franklin Electric Co. Inc.	992,641	27,029,614
General Cable Corp.	1,228,684	14,621,340
Powell Industries Inc.	228,058	6,864,546
Vicor Corp.(a)(b)	416,478	4,248,076

		163,750,455
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 4.31%
Agilysys Inc.(a)(b)	382,299	4,251,165
Anixter International Inc.(a)	712,775	41,184,140
Badger Meter Inc.	365,052	21,194,919
Benchmark Electronics Inc.(a)(b)	1,287,613	28,018,459
Checkpoint Systems Inc.	1,071,221	7,766,352
Coherent Inc.(a)(b)	624,028	34,134,332
CTS Corp.	829,639	15,356,618
Daktronics Inc.	968,162	8,393,965
DTS Inc./CA(a)(b)	435,939	11,639,571
Electro Scientific Industries Inc.	680,288	3,156,536
Fabrinet(a)(b)	760,868	13,946,710
FARO Technologies Inc.(a)(b)	439,563	15,384,705
II-VI Inc.(a)	1,322,022	21,258,114
Insight Enterprises Inc.(a)(b)	933,281	24,125,314
Itron Inc.(a)(b)	960,663	30,654,756
Littelfuse Inc.	569,214	51,883,856
Mercury Systems Inc.(a)(b)	822,262	13,082,188
Methode Electronics Inc.	966,869	30,843,121
MTS Systems Corp.	375,727	22,584,950
Newport Corp.(a)	999,820	13,747,525
OSI Systems Inc.(a)	461,853	35,544,207
Park Electrochemical Corp.	519,774	9,142,825
Plexus Corp.(a)(b)	845,254	32,609,899
Rofin-Sinar Technologies Inc.(a)	708,187	18,363,289
Rogers Corp.(a)	469,371	24,961,150
Sanmina Corp.(a)(b)	2,022,556	43,222,022
ScanSource Inc.(a)	695,107	24,648,494
SYNNEX Corp.	727,047	61,842,618
TTM Technologies Inc.(a)	1,627,022	10,136,347

		673,078,147
ENERGY EQUIPMENT & SERVICES - 1.41%
Basic Energy Services Inc.(a)(b)	990,871	3,269,874
Bristow Group Inc.	877,172	22,946,820
CARBO Ceramics Inc.(b)	494,153	9,383,965
Era Group Inc.(a)(b)	490,027	7,335,704
Exterran Holdings Inc.	1,745,418	31,417,524
Geospace Technologies Corp.(a)(b)	335,471	4,632,855
Gulf Island Fabrication Inc.	342,139	3,602,724

Schedule of Investments (Unaudited) (Continued)

iShares® Core S&P Small-Cap ETF

September 30, 2015

Gulfmark Offshore Inc. Class A(b)	654,333	3,997,975
Hornbeck Offshore Services Inc.(a)(b)	805,954	10,904,558
ION Geophysical Corp.(a)(b)	3,391,964	1,322,866
Matrix Service Co.(a)	674,720	15,160,958
Newpark Resources Inc.(a)(b)	2,126,983	10,890,153
Pioneer Energy Services Corp.(a)	1,643,575	3,451,507
SEACOR Holdings Inc.(a)(b)	413,812	24,750,096
Tesco Corp.	985,592	7,037,127
TETRA Technologies Inc.(a)	2,015,979	11,914,436
Tidewater Inc.(b)	1,179,746	15,501,862
U.S. Silica Holdings Inc.(b)	1,340,914	18,893,478
Unit Corp.(a)(b)	1,272,713	14,330,748

		220,745,230
FOOD & STAPLES RETAILING - 0.30%
Andersons Inc. (The)	662,229	22,555,520
SpartanNash Co.	944,321	24,410,698

		46,966,218
FOOD PRODUCTS - 1.94%
B&G Foods Inc.	1,457,133	53,112,498
Cal-Maine Foods Inc.(b)	779,894	42,590,011
Calavo Growers Inc.	371,311	16,575,323
Darling Ingredients Inc.(a)(b)	4,152,566	46,674,842
Diamond Foods Inc.(a)	663,884	20,487,460
J&J Snack Foods Corp.	371,343	42,206,845
Sanderson Farms Inc.(b)	495,538	33,979,041
Seneca Foods Corp. Class A(a)	152,842	4,027,387
Snyder’s-Lance Inc.	1,314,647	44,343,043

		303,996,450
GAS UTILITIES - 2.22%
Laclede Group Inc. (The)	1,088,774	59,370,846
New Jersey Resources Corp.	2,148,812	64,528,824
Northwest Natural Gas Co.	689,255	31,595,449
Piedmont Natural Gas Co. Inc.(b)	1,990,120	79,744,109
South Jersey Industries Inc.	1,723,106	43,508,427
Southwest Gas Corp.	1,182,490	68,962,817

		347,710,472
HEALTH CARE EQUIPMENT & SUPPLIES - 4.72%
Abaxis Inc.	537,522	23,645,593
ABIOMED Inc.(a)(b)	971,981	90,160,958
Analogic Corp.	312,550	25,641,602
AngioDynamics Inc.(a)(b)	659,644	8,700,704
Anika Therapeutics Inc.(a)(b)	369,782	11,770,161
Cantel Medical Corp.	898,115	50,923,120
CONMED Corp.	647,187	30,896,707
CryoLife Inc.	638,442	6,212,041
Cyberonics Inc.(a)(b)	653,575	39,724,289
Cynosure Inc. Class A(a)(b)	572,938	17,211,058
Greatbatch Inc.(a)(b)	642,385	36,243,362
Haemonetics Corp.(a)(b)	1,279,142	41,341,869
ICU Medical Inc.(a)(b)	358,180	39,220,710
Inogen Inc.(a)(b)	354,940	17,232,337
Integra LifeSciences Holdings Corp.(a)(b)	714,899	42,572,235
Invacare Corp.	753,605	10,904,664
Masimo Corp.(a)(b)	1,153,487	44,478,459
Meridian Bioscience Inc.(b)	1,048,472	17,928,871

Schedule of Investments (Unaudited) (Continued)

iShares® Core S&P Small-Cap ETF

September 30, 2015

Merit Medical Systems Inc.(a)(b)	1,112,036	26,588,781
Natus Medical Inc.(a)(b)	831,569	32,805,397
Neogen Corp.(a)(b)	936,736	42,143,753
NuVasive Inc.(a)(b)	1,229,768	59,299,413
SurModics Inc.(a)(b)	329,342	7,192,829
Vascular Solutions Inc.(a)(b)	437,700	14,185,857

		737,024,770
HEALTH CARE PROVIDERS & SERVICES - 3.76%
Aceto Corp.	732,338	20,102,678
Air Methods Corp.(a)(b)	898,271	30,622,058
Almost Family Inc.(a)(b)	207,672	8,317,264
Amedisys Inc.(a)(b)	710,615	26,982,052
AMN Healthcare Services Inc.(a)(b)	1,197,824	35,946,698
AmSurg Corp.(a)(b)	1,217,039	94,576,101
Chemed Corp.	425,189	56,749,976
CorVel Corp.(a)	261,823	8,456,883
Cross Country Healthcare Inc.(a)(b)	814,650	11,087,386
Ensign Group Inc. (The)	598,544	25,515,931
ExamWorks Group Inc.(a)(b)	994,011	29,064,882
Hanger Inc.(a)(b)	892,952	12,179,865
HealthEquity Inc.(a)(b)	869,271	25,686,958
Healthways Inc.(a)(b)	787,963	8,762,149
IPC Healthcare Inc.(a)(b)	437,617	33,998,465
Kindred Healthcare Inc.	2,108,472	33,208,434
Landauer Inc.	241,768	8,942,998
LHC Group Inc.(a)(b)	326,486	14,616,778
Magellan Health Inc.(a)(b)	679,034	37,638,855
PharMerica Corp.(a)	765,995	21,807,878
Providence Service Corp. (The)(a)(b)	332,611	14,495,187
Select Medical Holdings Corp.	2,639,107	28,475,964

		587,235,440
HEALTH CARE TECHNOLOGY - 1.12%
Computer Programs & Systems Inc.(b)	265,710	11,194,362
HealthStream Inc.(a)(b)	613,712	13,385,059
HMS Holdings Corp.(a)(b)	2,226,994	19,530,737
MedAssets Inc.(a)(b)	1,506,649	30,223,379
Medidata Solutions Inc.(a)(b)	1,389,518	58,512,603
Omnicell Inc.(a)(b)	904,301	28,123,761
Quality Systems Inc.	1,112,118	13,879,233

		174,849,134
HOTELS, RESTAURANTS & LEISURE - 3.09%
Biglari Holdings Inc.(a)(b)	26,628	9,738,925
BJ’s Restaurants Inc.(a)(b)	527,234	22,686,879
Bob Evans Farms Inc./DE	561,911	24,358,842
Boyd Gaming Corp.(a)(b)	2,006,517	32,706,227
DineEquity Inc.	426,962	39,135,337
Interval Leisure Group Inc.	986,348	18,109,349
Marcus Corp. (The)	474,504	9,176,907
Marriott Vacations Worldwide Corp.	688,477	46,912,823
Monarch Casino & Resort Inc.(a)	270,249	4,856,375
Papa John’s International Inc.	733,896	50,257,198
Pinnacle Entertainment Inc.(a)(b)	1,155,634	39,106,655
Popeyes Louisiana Kitchen Inc.(a)(b)	575,533	32,437,040
Red Robin Gourmet Burgers Inc.(a)(b)	356,047	26,967,000
Ruby Tuesday Inc.(a)(b)	1,565,839	9,723,860
Ruth’s Hospitality Group Inc.	889,868	14,451,456
Scientific Games Corp. Class A(a)(b)	1,261,114	13,178,641
Sonic Corp.	1,304,810	29,945,389
Texas Roadhouse Inc.	1,584,763	58,953,184

		482,702,087

Schedule of Investments (Unaudited) (Continued)

iShares® Core S&P Small-Cap ETF

September 30, 2015

HOUSEHOLD DURABLES - 1.98%
Ethan Allen Interiors Inc.(b)	656,953	17,350,129
Helen of Troy Ltd.(a)(b)	719,132	64,218,488
iRobot Corp.(a)(b)	751,264	21,891,833
La-Z-Boy Inc.	1,270,591	33,746,897
M/I Homes Inc.(a)(b)	620,502	14,631,437
Meritage Homes Corp.(a)(b)	927,051	33,855,902
Ryland Group Inc. (The)	1,177,601	48,081,449
Standard Pacific Corp.(a)	3,680,031	29,440,248
TopBuild Corp.(a)	963,726	29,846,594
Universal Electronics Inc.(a)(b)	383,208	16,106,232

		309,169,209
HOUSEHOLD PRODUCTS - 0.30%
Central Garden & Pet Co.(a)(b)	249,421	3,858,543
Central Garden & Pet Co. Class A(a)	825,985	13,306,618
WD-40 Co.	338,560	30,155,539

		47,320,700
INSURANCE - 2.78%
American Equity Investment Life Holding Co.	2,045,020	47,669,416
AMERISAFE Inc.	478,323	23,787,003
eHealth Inc.(a)(b)	420,403	5,385,363
Employers Holdings Inc.	807,186	17,992,176
HCI Group Inc.(b)	229,047	8,880,152
Horace Mann Educators Corp.	1,034,418	34,363,366
Infinity Property & Casualty Corp.	286,454	23,071,005
Navigators Group Inc. (The)(a)(b)	275,197	21,459,862
ProAssurance Corp.	1,348,596	66,175,606
RLI Corp.	945,338	50,603,943
Safety Insurance Group Inc.	352,833	19,105,907
Selective Insurance Group Inc.	1,435,572	44,588,866
Stewart Information Services Corp.	559,387	22,884,522
United Fire Group Inc.	529,080	18,544,254
United Insurance Holdings Corp.	451,556	5,937,961
Universal Insurance Holdings Inc.	817,861	24,159,614

		434,609,016
INTERNET & CATALOG RETAIL - 0.33%
Blue Nile Inc.(a)(b)	290,878	9,756,048
FTD Companies Inc.(a)(b)	463,528	13,813,134
NutriSystem Inc.	729,617	19,349,443
PetMed Express Inc.(b)	513,816	8,272,438

		51,191,063
INTERNET SOFTWARE & SERVICES - 1.93%
Blucora Inc.(a)(b)	1,034,726	14,248,177
comScore Inc.(a)(b)	816,992	37,704,181
Constant Contact Inc.(a)(b)	808,682	19,602,452
DHI Group Inc.(a)	1,096,776	8,017,432
j2 Global Inc.(b)	1,156,147	81,913,015
Liquidity Services Inc.(a)(b)	607,074	4,486,277
LivePerson Inc.(a)(b)	1,242,466	9,393,043
LogMeIn Inc.(a)(b)	625,006	42,600,409

Schedule of Investments (Unaudited) (Continued)

iShares® Core S&P Small-Cap ETF

September 30, 2015

Monster Worldwide Inc.(a)(b)	2,303,286	14,787,096
NIC Inc.	1,536,467	27,210,831
QuinStreet Inc.(a)(b)	898,462	4,986,464
Stamps.com Inc.(a)(b)	373,795	27,664,568
XO Group Inc.(a)	596,894	8,434,112

		301,048,057
IT SERVICES - 1.99%
CACI International Inc. Class A(a)(b)	608,155	44,985,225
Cardtronics Inc.(a)(b)	1,128,156	36,890,701
CIBER Inc.(a)(b)	1,813,360	5,766,485
CSG Systems International Inc.	822,961	25,347,199
ExlService Holdings Inc.(a)(b)	832,686	30,751,094
Forrester Research Inc.	254,147	7,990,382
Heartland Payment Systems Inc.	923,618	58,197,170
ManTech International Corp./VA Class A	612,574	15,743,152
Perficient Inc.(a)	891,857	13,761,353
Sykes Enterprises Inc.(a)	994,889	25,369,669
TeleTech Holdings Inc.	415,045	11,119,056
Virtusa Corp.(a)(b)	678,887	34,833,692

		310,755,178
LEISURE PRODUCTS - 0.33%
Arctic Cat Inc.	327,881	7,272,401
Callaway Golf Co.	1,982,380	16,552,873
Sturm Ruger & Co. Inc.	470,926	27,638,647

		51,463,921
LIFE SCIENCES TOOLS & SERVICES - 0.49%
Affymetrix Inc.(a)(b)	2,008,423	17,151,932
Albany Molecular Research Inc.(a)(b)	680,176	11,848,666
Cambrex Corp.(a)(b)	788,526	31,288,712
Luminex Corp.(a)(b)	967,118	16,353,965

		76,643,275
MACHINERY - 3.42%
Actuant Corp. Class A(b)	1,497,598	27,540,827
Albany International Corp. Class A	724,458	20,726,743
Astec Industries Inc.	475,809	15,944,360
Barnes Group Inc.	1,292,308	46,587,703
Briggs & Stratton Corp.(b)	1,106,505	21,366,612
Chart Industries Inc.(a)(b)	767,007	14,734,205
CIRCOR International Inc.	415,832	16,683,180
EnPro Industries Inc.	551,400	21,598,338
ESCO Technologies Inc.	655,508	23,532,737
Federal Signal Corp.	1,571,951	21,551,448
Harsco Corp.	2,021,427	18,334,343
Hillenbrand Inc.	1,582,201	41,153,048
John Bean Technologies Corp.	735,231	28,122,586
Lindsay Corp.(b)	287,758	19,507,115
Lydall Inc.(a)(b)	429,861	12,246,740
Mueller Industries Inc.	1,432,609	42,376,574
SPX Corp.	1,034,382	12,329,833
SPX FLOW Inc.(a)	1,032,622	35,553,175
Standex International Corp.	320,788	24,171,376
Tennant Co.	458,416	25,753,811
Titan International Inc.	1,100,902	7,276,962
Watts Water Technologies Inc. Class A	709,533	37,477,533

		534,569,249

Schedule of Investments (Unaudited) (Continued)

iShares® Core S&P Small-Cap ETF

September 30, 2015

MARINE - 0.27%
Matson Inc.	1,094,205	42,115,950

		42,115,950
MEDIA - 0.63%
EW Scripps Co. (The) Class A	1,343,894	23,746,607
Gannett Co. Inc.	2,891,710	42,594,888
Harte-Hanks Inc.	1,200,020	4,236,071
Scholastic Corp.	648,823	25,278,144
Sizmek Inc.(a)(b)	500,411	2,997,462

		98,853,172
METALS & MINING - 0.99%
AK Steel Holding Corp.(a)(b)	4,494,211	10,831,048
Century Aluminum Co.(a)(b)	1,251,820	5,758,372
Gerber Scientific Inc. Escrow(a)	349,019	3,490
Globe Specialty Metals Inc.	1,634,798	19,830,100
Haynes International Inc.	313,519	11,863,559
Kaiser Aluminum Corp.	432,933	34,742,873
Materion Corp.	507,245	15,227,495
Olympic Steel Inc.	233,222	2,320,559
Stillwater Mining Co.(a)(b)	3,037,718	31,379,627
SunCoke Energy Inc.	1,648,691	12,826,816
TimkenSteel Corp.	966,421	9,780,181

		154,564,120
MULTI-UTILITIES - 0.74%
Avista Corp.	1,565,818	52,063,448
NorthWestern Corp.	1,182,730	63,666,356

		115,729,804
MULTILINE RETAIL - 0.10%
Fred’s Inc. Class A	882,758	10,460,682
Tuesday Morning Corp.(a)(b)	1,113,366	6,023,310

		16,483,992
OIL, GAS & CONSUMABLE FUELS - 1.11%
Approach Resources Inc.(a)(b)	932,807	1,744,349
Bill Barrett Corp.(a)(b)	1,277,587	4,216,037
Bonanza Creek Energy Inc.(a)(b)	1,025,061	4,171,998
Carrizo Oil & Gas Inc.(a)(b)	1,214,811	37,100,328
Cloud Peak Energy Inc.(a)(b)	1,555,975	4,092,214
Contango Oil & Gas Co.(a)(b)	441,631	3,356,396
Green Plains Inc.	903,545	17,582,986
Northern Oil and Gas Inc.(a)(b)	1,289,185	5,698,198
PDC Energy Inc.(a)(b)	1,007,834	53,425,280
Penn Virginia Corp.(a)(b)	1,826,622	968,110
REX American Resources Corp.(a)(b)	146,563	7,419,019
Rex Energy Corp.(a)(b)	1,223,294	2,532,218
Stone Energy Corp.(a)(b)	1,444,499	7,164,715
Synergy Resources Corp.(a)(b)	2,404,645	23,565,521

		173,037,369
PAPER & FOREST PRODUCTS - 1.13%
Boise Cascade Co.(a)	984,555	24,830,477
Clearwater Paper Corp.(a)(b)	479,468	22,650,068

Schedule of Investments (Unaudited) (Continued)

iShares® Core S&P Small-Cap ETF

September 30, 2015

Deltic Timber Corp.	279,538	16,719,168
KapStone Paper and Packaging Corp.	2,153,561	35,555,292
Neenah Paper Inc.	421,082	24,540,659
PH Glatfelter Co.	1,094,248	18,842,951
Schweitzer-Mauduit International Inc.	767,254	26,378,192
Wausau Paper Corp.	1,050,759	6,724,858

		176,241,665
PERSONAL PRODUCTS - 0.11%
Inter Parfums Inc.	431,299	10,700,528
Medifast Inc.(a)(b)	240,008	6,446,615

		17,147,143
PHARMACEUTICALS - 1.95%
ANI Pharmaceuticals Inc.(a)(b)	191,033	7,547,714
Depomed Inc.(a)(b)	1,457,071	27,465,788
Impax Laboratories Inc.(a)(b)	1,707,798	60,131,568
Lannett Co. Inc.(a)(b)	696,824	28,932,132
Medicines Co. (The)(a)(b)	1,677,712	63,685,948
Nektar Therapeutics(a)(b)	3,327,612	36,470,628
Prestige Brands Holdings Inc.(a)(b)	1,324,976	59,835,916
Sagent Pharmaceuticals Inc.(a)(b)	599,573	9,191,454
Supernus Pharmaceuticals Inc.(a)(b)	851,638	11,948,481

		305,209,629
PROFESSIONAL SERVICES - 1.64%
CDI Corp.	368,288	3,148,862
Exponent Inc.	651,328	29,023,176
Heidrick & Struggles International Inc.	436,565	8,491,189
Insperity Inc.	472,716	20,766,414
Kelly Services Inc. Class A	746,892	10,561,053
Korn/Ferry International	1,296,103	42,862,126
Navigant Consulting Inc.(a)(b)	1,208,652	19,229,653
On Assignment Inc.(a)(b)	1,190,867	43,942,992
Resources Connection Inc.	942,031	14,196,407
TrueBlue Inc.(a)	1,053,946	23,682,167
WageWorks Inc.(a)(b)	901,331	40,632,002

		256,536,041
REAL ESTATE INVESTMENT TRUSTS (REITS) - 7.70%
Acadia Realty Trust(b)	1,729,899	52,018,063
Agree Realty Corp.	434,685	12,975,347
American Assets Trust Inc.	715,104	29,219,149
Capstead Mortgage Corp.(b)	2,412,217	23,856,826
CareTrust REIT Inc.(b)	1,216,508	13,807,366
Cedar Realty Trust Inc.(b)	1,893,300	11,757,393
Chesapeake Lodging Trust(b)	1,499,908	39,087,603
CoreSite Realty Corp.(b)	666,801	34,300,243
Cousins Properties Inc.	5,174,188	47,706,013
DiamondRock Hospitality Co.(b)	5,044,809	55,745,139
EastGroup Properties Inc.(b)	805,747	43,655,373
Education Realty Trust Inc.(b)	1,215,798	40,060,544
EPR Properties(b)	1,452,244	74,892,223
Franklin Street Properties Corp.(b)	2,243,511	24,117,743
GEO Group Inc. (The)(b)	1,876,469	55,806,188
Getty Realty Corp.(b)	659,336	10,417,509
Government Properties Income Trust(b)	1,710,651	27,370,416
Healthcare Realty Trust Inc.(b)	2,523,523	62,709,547
Inland Real Estate Corp.(b)	2,282,901	18,491,498

Schedule of Investments (Unaudited) (Continued)

iShares® Core S&P Small-Cap ETF

September 30, 2015

Kite Realty Group Trust(b)	2,094,421	49,868,164
Lexington Realty Trust(b)	5,346,575	43,307,258
LTC Properties Inc.(b)	894,119	38,152,058
Medical Properties Trust Inc.(b)	5,877,866	65,009,198
Parkway Properties Inc./Md(b)	2,046,583	31,844,832
Pennsylvania REIT(b)	1,737,712	34,458,829
Post Properties Inc.(b)	1,371,867	79,966,127
PS Business Parks Inc.(b)	488,150	38,749,347
Retail Opportunity Investments Corp.(b)	2,482,868	41,066,637
Sabra Health Care REIT Inc.(b)	1,637,419	37,955,372
Saul Centers Inc.(b)	289,312	14,971,896
Summit Hotel Properties Inc.(b)	2,175,433	25,387,303
Universal Health Realty Income Trust(b)	278,016	13,050,071
Urstadt Biddle Properties Inc. Class A(b)	650,707	12,194,249

		1,203,975,524
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.07%
Forestar Group Inc.(a)(b)	849,887	11,176,014

		11,176,014
ROAD & RAIL - 0.89%
ArcBest Corp.	613,584	15,812,060
Celadon Group Inc.	686,870	11,003,657
Heartland Express Inc.	1,566,406	31,234,135
Knight Transportation Inc.	1,553,792	37,291,008
Marten Transport Ltd.	603,222	9,754,100
Roadrunner Transportation Systems Inc.(a)(b)	763,932	14,056,349
Saia Inc.(a)(b)	627,639	19,425,427

		138,576,736
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.31%
Advanced Energy Industries Inc.(a)(b)	1,032,499	27,154,724
Brooks Automation Inc.	1,699,233	19,898,018
Cabot Microelectronics Corp.(a)	615,168	23,831,608
CEVA Inc.(a)(b)	519,167	9,640,931
Cirrus Logic Inc.(a)(b)	1,596,276	50,298,657
Cohu Inc.	626,845	6,180,692
Diodes Inc.(a)(b)	977,636	20,892,081
DSP Group Inc.(a)	567,088	5,166,172
Exar Corp.(a)(b)	1,230,137	7,319,315
Kopin Corp.(a)(b)	1,559,883	4,898,033
Kulicke & Soffa Industries Inc.(a)(b)	1,844,119	16,929,012
Microsemi Corp.(a)(b)	2,398,202	78,708,990
MKS Instruments Inc.	1,341,864	44,992,700
Monolithic Power Systems Inc.	915,822	46,890,086
Nanometrics Inc.(a)(b)	611,383	7,422,190
Pericom Semiconductor Corp.	509,026	9,289,724
Power Integrations Inc.	733,172	30,917,863
Rudolph Technologies Inc.(a)(b)	799,046	9,948,123
Semtech Corp.(a)(b)	1,668,977	25,201,553
Tessera Technologies Inc.	1,231,535	39,914,049
Ultratech Inc.(a)(b)	691,577	11,079,064
Veeco Instruments Inc.(a)(b)	1,028,565	21,095,868

		517,669,453
SOFTWARE - 2.28%
Blackbaud Inc.	1,177,877	66,102,457
Bottomline Technologies de Inc.(a)(b)	980,290	24,517,053
Ebix Inc.(b)	678,272	16,929,669

Schedule of Investments (Unaudited) (Continued)

iShares® Core S&P Small-Cap ETF

September 30, 2015

Epiq Systems Inc.	815,439	10,535,472
ePlus Inc.(a)(b)	147,415	11,656,104
Interactive Intelligence Group Inc.(a)(b)	437,202	12,989,271
MicroStrategy Inc. Class A(a)	234,511	46,074,376
Monotype Imaging Holdings Inc.	998,307	21,783,059
Progress Software Corp.(a)	1,256,025	32,443,126
Synchronoss Technologies Inc.(a)(b)	991,556	32,523,037
Take-Two Interactive Software Inc.(a)	2,146,112	61,657,798
Tangoe Inc.(a)(b)	940,982	6,775,070
VASCO Data Security International Inc.(a)(b)	745,846	12,709,216

		356,695,708
SPECIALTY RETAIL - 4.26%
Barnes & Noble Education Inc.(a)(b)	985,751	12,528,895
Barnes & Noble Inc.	1,552,038	18,795,180
Big 5 Sporting Goods Corp.	469,443	4,872,818
Buckle Inc. (The)(b)	708,718	26,201,305
Caleres Inc.	1,099,449	33,566,178
Cato Corp. (The) Class A	660,965	22,492,639
Children’s Place Inc. (The)	511,631	29,505,760
Christopher & Banks Corp.(a)	121,336	134,683
Express Inc.(a)(b)	1,852,185	33,098,546
Finish Line Inc. (The) Class A	1,127,443	21,759,650
Francesca’s Holdings Corp.(a)(b)	1,069,431	13,079,141
Genesco Inc.(a)(b)	604,126	34,477,471
Group 1 Automotive Inc.	575,843	49,033,031
Haverty Furniture Companies Inc.	519,571	12,199,527
Hibbett Sports Inc.(a)(b)	619,380	21,684,494
Kirkland’s Inc.(b)	397,693	8,566,307
Lithia Motors Inc. Class A	596,450	64,482,210
Lumber Liquidators Holdings Inc.(a)(b)	684,361	8,992,504
MarineMax Inc.(a)(b)	645,810	9,125,295
Men’s Wearhouse Inc. (The)	1,214,519	51,641,348
Monro Muffler Brake Inc.(b)	803,011	54,243,393
Outerwall Inc.(b)	455,409	25,926,434
Pep Boys-Manny Moe & Jack (The)(a)	1,359,900	16,577,181
Select Comfort Corp.(a)(b)	1,291,847	28,265,612
Sonic Automotive Inc. Class A	826,538	16,877,906
Stage Stores Inc.	806,580	7,936,747
Stein Mart Inc.	738,869	7,152,252
Vitamin Shoppe Inc.(a)(b)	740,351	24,165,057
Zumiez Inc.(a)(b)	505,287	7,897,636

		665,279,200
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.63%
Electronics For Imaging Inc.(a)(b)	1,189,112	51,464,767
QLogic Corp.(a)(b)	2,200,875	22,558,969
Super Micro Computer Inc.(a)(b)	914,283	24,923,355

		98,947,091
TEXTILES, APPAREL & LUXURY GOODS - 1.70%
Crocs Inc.(a)(b)	1,876,534	24,254,202
G-III Apparel Group Ltd.(a)(b)	999,957	61,657,348
Iconix Brand Group Inc.(a)(b)	1,214,317	16,417,566
Movado Group Inc.	418,396	10,807,169
Oxford Industries Inc.	366,659	27,088,767
Perry Ellis International Inc.(a)	295,821	6,496,229
Steven Madden Ltd.(a)(b)	1,428,707	52,319,250
Unifi Inc.(a)	378,564	11,284,993
Wolverine World Wide Inc.	2,590,998	56,069,197

		266,394,721

Schedule of Investments (Unaudited) (Continued)

iShares® Core S&P Small-Cap ETF

September 30, 2015

THRIFTS & MORTGAGE FINANCE - 1.69%
Astoria Financial Corp.	2,280,221	36,711,558
Bank Mutual Corp.	1,079,490	8,290,483
BofI Holding Inc.(a)(b)	357,793	46,094,472
Brookline Bancorp Inc.	1,762,239	17,869,104
Dime Community Bancshares Inc.	769,565	13,005,649
LendingTree Inc.(a)(b)	168,715	15,695,557
Northfield Bancorp. Inc.	1,150,382	17,497,310
Northwest Bancshares Inc.	2,553,714	33,198,282
Oritani Financial Corp.	945,344	14,766,273
Provident Financial Services Inc.	1,479,814	28,856,373
TrustCo Bank Corp. NY	2,404,570	14,042,689
Walker & Dunlop Inc.(a)(b)	676,441	17,641,581

		263,669,331
TOBACCO - 0.18%
Universal Corp./VA	570,879	28,298,472

		28,298,472
TRADING COMPANIES & DISTRIBUTORS - 0.50%
Applied Industrial Technologies Inc.	997,392	38,050,505
DXP Enterprises Inc.(a)(b)	316,756	8,641,103
Kaman Corp.	682,787	24,477,914
Veritiv Corp.(a)(b)	206,729	7,698,588

		78,868,110
WATER UTILITIES - 0.25%
American States Water Co.	936,124	38,755,534

		38,755,534
WIRELESS TELECOMMUNICATION SERVICES - 0.06%
Spok Holdings Inc.	543,588	8,947,459

		8,947,459

TOTAL COMMON STOCKS (Cost: $14,990,518,909)		15,600,907,682
SHORT-TERM INVESTMENTS - 11.44%
MONEY MARKET FUNDS - 11.44%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.19%(c)(d)(e)	1,638,169,063	1,638,169,063
BlackRock Cash Funds: Prime, SL Agency Shares 0.19%(c)(d)(e)	89,793,934	89,793,934

Schedule of Investments (Unaudited) (Continued)

iShares® Core S&P Small-Cap ETF

September 30, 2015

BlackRock Cash Funds: Treasury, SL Agency Shares 0.01%(c)(d)	59,945,115	59,945,115

		1,787,908,112

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,787,908,112)		1,787,908,112

TOTAL INVESTMENTS IN SECURITIES - 111.26% (Cost: $16,778,427,021)		17,388,815,794
Other Assets, Less Liabilities - (11.26)%		(1,760,334,520)

NET ASSETS - 100.00%		$15,628,481,274

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 1.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of September 30, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
Russell 2000 Mini	237	Dec. 2015	ICE Markets Equity	$25,972,830	$(694,183)

See notes to financial statements.

Schedule of Investments (Unaudited)

iShares® Core S&P Total U.S. Stock Market ETF

September 30, 2015

Security	Shares	Value
COMMON STOCKS - 99.80%
AEROSPACE & DEFENSE - 2.56%
AAR Corp.	4,446	$84,340
Aerojet Rocketdyne Holdings Inc.(a)	8,447	136,672
Aerovironment Inc.(a)(b)	2,966	59,439
American Science & Engineering Inc.	1,118	39,756
B/E Aerospace Inc.	13,741	603,230
Boeing Co. (The)	82,082	10,748,638
Cubic Corp.	2,827	118,564
Curtiss-Wright Corp.	6,143	383,446
Engility Holdings Inc.	2,185	56,329
Esterline Technologies Corp.(a)(b)	3,998	287,416
General Dynamics Corp.	38,989	5,378,533
Honeywell International Inc.	100,465	9,513,031
Huntington Ingalls Industries Inc.	6,165	660,580
KLX Inc.(a)	6,708	239,744
L-3 Communications Holdings Inc.	10,360	1,082,827
Lockheed Martin Corp.	34,324	7,115,708
Moog Inc. Class A(a)	4,373	236,448
National Presto Industries Inc.	562	47,354
Northrop Grumman Corp.	24,071	3,994,582
Orbital ATK Inc.	7,682	552,105
Precision Castparts Corp.	17,663	4,057,368
Raytheon Co.	39,014	4,262,670
Rockwell Collins Inc.	16,902	1,383,260
TASER International Inc.(a)(b)	7,121	156,840
Teledyne Technologies Inc.(a)	4,495	405,899
Textron Inc.	35,660	1,342,242
Triumph Group Inc.	6,319	265,904
United Technologies Corp.	106,441	9,472,185

		62,685,110
AIR FREIGHT & LOGISTICS - 0.68%
Atlas Air Worldwide Holdings Inc.(a)	3,346	115,638
CH Robinson Worldwide Inc.	18,285	1,239,357
Echo Global Logistics Inc.(a)	3,015	59,094
Expeditors International of Washington Inc.	24,243	1,140,633
FedEx Corp.	33,755	4,860,045
Forward Air Corp.	4,012	166,458
Hub Group Inc. Class A(a)(b)	4,500	163,845
United Parcel Service Inc. Class B	89,760	8,858,415
UTi Worldwide Inc.(a)	11,165	51,247

		16,654,732
AIRLINES - 0.68%
Alaska Air Group Inc.	16,414	1,304,092
Allegiant Travel Co.	1,672	361,570
American Airlines Group Inc.	86,257	3,349,359
Delta Air Lines Inc.	102,224	4,586,791
Hawaiian Holdings Inc.(a)	6,295	155,361
JetBlue Airways Corp.(a)	40,511	1,043,969
Republic Airways Holdings Inc.(a)(b)	6,276	36,275
SkyWest Inc.	6,193	103,299
Southwest Airlines Co.	84,622	3,219,021
United Continental Holdings Inc.(a)	48,446	2,570,060

		16,729,797

Schedule of Investments (Unaudited) (Continued)

iShares® Core S&P Total U.S. Stock Market ETF

September 30, 2015

AUTO COMPONENTS - 0.41%
BorgWarner Inc.	29,058	1,208,522
Dana Holding Corp.	20,822	330,653
Delphi Automotive PLC	36,456	2,772,114
Dorman Products Inc.(a)(b)	3,927	199,845
Drew Industries Inc.	3,255	177,756
Gentex Corp.	37,370	579,235
Gentherm Inc.(a)	4,538	203,847
Goodyear Tire & Rubber Co. (The)	34,715	1,018,191
Johnson Controls Inc.	84,068	3,477,052
Standard Motor Products Inc.	2,394	83,503
Superior Industries International Inc.	2,813	52,547

		10,103,265
AUTOMOBILES - 0.58%
Ford Motor Co.	500,820	6,796,127
General Motors Co.	185,250	5,561,205
Harley-Davidson Inc.	26,558	1,458,034
Thor Industries Inc.	5,762	298,472
Winnebago Industries Inc.	3,400	65,110

		14,178,948
BANKS - 6.10%
Associated Banc-Corp.	19,298	346,785
BancorpSouth Inc.	11,118	264,275
Bank of America Corp.	1,345,261	20,959,166
Bank of Hawaii Corp.	5,624	357,068
Bank of the Ozarks Inc.	10,031	438,957
Banner Corp.	2,430	116,081
BB&T Corp.	100,033	3,561,175
BBCN Bancorp Inc.	9,952	149,479
Boston Private Financial Holdings Inc.	11,094	129,800
Cardinal Financial Corp.	3,878	89,233
Cathay General Bancorp	9,915	297,053
Central Pacific Financial Corp.	4,071	85,369
Citigroup Inc.	386,781	19,188,205
City Holding Co.	2,108	103,924
City National Corp./CA	6,307	555,394
Columbia Banking System Inc.	7,382	230,392
Comerica Inc.	23,005	945,506
Commerce Bancshares Inc./MO	10,352	471,637
Community Bank System Inc.	5,444	202,354
Cullen/Frost Bankers Inc.	7,171	455,932
CVB Financial Corp.	12,389	206,896
East West Bancorp Inc.	18,471	709,656
Fifth Third Bancorp	103,567	1,958,452
First BanCorp/Puerto Rico(a)	13,918	49,548
First Commonwealth Financial Corp.	11,066	100,590
First Financial Bancorp	7,594	144,894
First Financial Bankshares Inc.(b)	8,047	255,734
First Horizon National Corp.	30,442	431,668
First Midwest Bancorp Inc./IL	10,218	179,224
First NBC Bank Holding Co.(a)(b)	2,046	71,692
First Niagara Financial Group Inc.	46,126	470,946
FirstMerit Corp.	21,526	380,364
FNB Corp./PA	22,881	296,309
Fulton Financial Corp.	22,223	268,898

Schedule of Investments (Unaudited) (Continued)

iShares® Core S&P Total U.S. Stock Market ETF

September 30, 2015

Glacier Bancorp Inc.	9,959	262,818
Hancock Holding Co.	10,069	272,366
Hanmi Financial Corp.	4,436	111,787
Home BancShares Inc./AR	7,741	313,511
Huntington Bancshares Inc./OH	103,611	1,098,277
Independent Bank Corp./Rockland MA	3,339	153,928
International Bancshares Corp.	7,151	178,990
JPMorgan Chase & Co.	475,218	28,974,041
KeyCorp	108,680	1,413,927
LegacyTexas Financial Group Inc.	5,586	170,261
M&T Bank Corp.(b)	17,070	2,081,687
MB Financial Inc.	8,988	293,368
National Penn Bancshares Inc.	18,484	217,187
NBT Bancorp Inc.	5,579	150,298
OFG Bancorp	5,682	49,604
Old National Bancorp/IN	14,719	205,036
PacWest Bancorp	13,120	561,667
People’s United Financial Inc.	39,595	622,829
Pinnacle Financial Partners Inc.	4,234	209,202
PNC Financial Services Group Inc. (The)(c)	66,005	5,887,646
PrivateBancorp Inc.	10,109	387,478
Prosperity Bancshares Inc.	8,451	415,029
Regions Financial Corp.	170,330	1,534,673
S&T Bancorp Inc.	4,429	144,474
Signature Bank/New York NY(a)	6,530	898,267
Simmons First National Corp. Class A	3,584	171,781
Southside Bancshares Inc.	2,919	80,418
Sterling Bancorp/DE	15,252	226,797
SunTrust Banks Inc.	66,559	2,545,216
SVB Financial Group(a)	6,678	771,576
Synovus Financial Corp.	17,193	508,913
Talmer Bancorp Inc. Class A	8,305	138,278
TCF Financial Corp.	22,167	336,052
Texas Capital Bancshares Inc.(a)	6,000	314,520
Tompkins Financial Corp.	1,641	87,564
Trustmark Corp.	8,413	194,929
U.S. Bancorp	212,729	8,724,016
UMB Financial Corp.	5,268	267,667
Umpqua Holdings Corp.	28,779	469,098
United Bankshares Inc./WV(b)	8,346	317,065
United Community Banks Inc./GA	7,394	151,133
Valley National Bancorp	29,808	293,311
Webster Financial Corp.	11,647	414,983
Wells Fargo & Co.	600,288	30,824,789
Westamerica Bancorp.	3,378	150,118
Wilshire Bancorp Inc.	9,459	99,414
Wintrust Financial Corp.	6,170	329,663
Zions BanCorp.	26,235	722,512

		149,220,820
BEVERAGES - 2.04%
Boston Beer Co. Inc. (The)(a)(b)	1,241	261,367
Brown-Forman Corp. Class B	13,695	1,327,046
Coca-Cola Co. (The)	503,101	20,184,412
Coca-Cola Enterprises Inc.	27,175	1,313,911
Constellation Brands Inc. Class A	22,162	2,774,904
Dr Pepper Snapple Group Inc.	24,515	1,937,911
Molson Coors Brewing Co. Class B	20,271	1,682,898
Monster Beverage Corp.(a)	19,591	2,647,528
PepsiCo Inc.	188,773	17,801,294

		49,931,271

Schedule of Investments (Unaudited) (Continued)

iShares® Core S&P Total U.S. Stock Market ETF

September 30, 2015

BIOTECHNOLOGY - 3.26%
AbbVie Inc.	212,716	11,573,878
Acorda Therapeutics Inc.(a)	5,507	145,991
Alexion Pharmaceuticals Inc.(a)	29,066	4,545,632
Amgen Inc.	97,443	13,478,316
Baxalta Inc.	69,615	2,193,569
Biogen Inc.(a)	30,221	8,818,790
Celgene Corp.(a)	101,591	10,989,098
Emergent BioSolutions Inc.(a)	4,043	115,185
Enanta Pharmaceuticals Inc.(a)(b)	1,853	66,967
Gilead Sciences Inc.	188,596	18,518,241
Ligand Pharmaceuticals Inc.(a)(b)	2,403	205,817
MiMedx Group Inc.(a)(b)	12,235	118,068
Momenta Pharmaceuticals Inc.(a)	8,292	136,072
Regeneron Pharmaceuticals Inc.(a)	9,938	4,622,561
Repligen Corp.(a)(b)	4,273	119,003
Spectrum Pharmaceuticals Inc.(a)(b)	6,782	40,556
United Therapeutics Corp.(a)	5,826	764,604
Vertex Pharmaceuticals Inc.(a)	31,393	3,269,267

		79,721,615
BUILDING PRODUCTS - 0.21%
AAON Inc.	5,100	98,838
Allegion PLC	12,268	707,373
American Woodmark Corp.(a)	1,810	117,415
AO Smith Corp.	9,818	640,035
Apogee Enterprises Inc.	3,903	174,269
Fortune Brands Home & Security Inc.	20,508	973,515
Gibraltar Industries Inc.(a)	3,908	71,712
Griffon Corp.	4,690	73,961
Lennox International Inc.	5,166	585,463
Masco Corp.	44,081	1,109,960
PGT Inc.(a)	6,237	76,590
Quanex Building Products Corp.	4,490	81,583
Simpson Manufacturing Co. Inc.	5,177	173,378
Universal Forest Products Inc.	2,714	156,543

		5,040,635
CAPITAL MARKETS - 2.11%
Affiliated Managers Group Inc.(a)	6,983	1,194,023
Ameriprise Financial Inc.	22,978	2,507,589
Bank of New York Mellon Corp. (The)	142,208	5,567,443
BlackRock Inc.(c)	16,468	4,898,736
Calamos Asset Management Inc. Class A	2,277	21,586
Charles Schwab Corp. (The)	153,870	4,394,527
E*TRADE Financial Corp.(a)	37,506	987,533
Eaton Vance Corp. NVS	15,154	506,447
Evercore Partners Inc. Class A	4,446	223,367
Federated Investors Inc. Class B(b)	12,398	358,302
Financial Engines Inc.	6,715	197,891
Franklin Resources Inc.	49,711	1,852,232
Goldman Sachs Group Inc. (The)	51,736	8,989,647
Greenhill & Co. Inc.	3,735	106,336
HFF Inc. Class A	4,395	148,375
Interactive Brokers Group Inc. Class A	7,269	286,907
Invesco Ltd.	55,259	1,725,739
Investment Technology Group Inc.	4,325	57,696
Janus Capital Group Inc.	19,482	264,955
Legg Mason Inc.	14,099	586,659
Morgan Stanley	195,812	6,168,078

Schedule of Investments (Unaudited) (Continued)

iShares® Core S&P Total U.S. Stock Market ETF

September 30, 2015

Northern Trust Corp.	28,052	1,912,024
Piper Jaffray Companies(a)	1,766	63,876
Raymond James Financial Inc.	16,369	812,394
SEI Investments Co.	17,927	864,619
State Street Corp.	52,398	3,521,670
Stifel Financial Corp.(a)	9,015	379,532
T Rowe Price Group Inc.	33,034	2,295,863
Virtus Investment Partners Inc.	912	91,656
Waddell & Reed Financial Inc. Class A	10,973	381,531
WisdomTree Investments Inc.	14,637	236,095

		51,603,328
CHEMICALS - 2.18%
A Schulman Inc.	3,889	126,276
Air Products & Chemicals Inc.	24,871	3,173,042
Airgas Inc.	8,567	765,290
Albemarle Corp.	14,359	633,232
American Vanguard Corp.	2,833	32,750
Ashland Inc.	8,703	875,696
Balchem Corp.	4,084	248,185
Cabot Corp.	8,306	262,137
Calgon Carbon Corp.	6,756	105,259
CF Industries Holdings Inc.	30,049	1,349,200
Chemours Co. (The)	23,201	150,111
Cytec Industries Inc.	9,101	672,109
Dow Chemical Co. (The)	148,835	6,310,604
Eastman Chemical Co.	19,174	1,240,941
Ecolab Inc.	34,103	3,741,781
EI du Pont de Nemours & Co.	116,286	5,604,985
Flotek Industries Inc.(a)(b)	6,997	116,850
FMC Corp.	17,167	582,133
FutureFuel Corp.	2,828	27,941
Hawkins Inc.	1,122	43,197
HB Fuller Co.	6,645	225,531
Innophos Holdings Inc.	2,401	95,176
Innospec Inc.	3,127	145,437
International Flavors & Fragrances Inc.	10,304	1,063,991
Intrepid Potash Inc.(a)(b)	6,661	36,902
Koppers Holdings Inc.	3,009	60,692
Kraton Performance Polymers Inc.(a)	3,935	70,437
LSB Industries Inc.(a)	2,679	41,042
LyondellBasell Industries NV Class A	47,876	3,990,943
Minerals Technologies Inc.	4,476	215,564
Monsanto Co.	60,127	5,131,238
Mosaic Co. (The)	43,418	1,350,734
NewMarket Corp.	1,357	484,449
Olin Corp.(b)	10,041	168,789
OM Group Inc.	3,936	129,455
PolyOne Corp.	11,360	333,302
PPG Industries Inc.	34,794	3,051,086
Praxair Inc.	36,785	3,746,920
Quaker Chemical Corp.	1,652	127,336
Rayonier Advanced Materials Inc.	5,477	33,519
RPM International Inc.	17,226	721,597
Scotts Miracle-Gro Co. (The) Class A	5,814	353,608
Sensient Technologies Corp.	5,912	362,406
Sherwin-Williams Co. (The)	10,157	2,262,776
Sigma-Aldrich Corp.	15,398	2,139,090
Stepan Co.	2,386	99,281
Tredegar Corp.	3,754	49,102
Valspar Corp. (The)	9,448	679,122

		53,231,244

Schedule of Investments (Unaudited) (Continued)

iShares® Core S&P Total U.S. Stock Market ETF

September 30, 2015

COMMERCIAL SERVICES & SUPPLIES - 0.61%
ABM Industries Inc.	7,465	203,869
ADT Corp. (The)	21,760	650,624
Brady Corp. Class A	6,101	119,946
Brink’s Co. (The)	6,164	166,490
Cintas Corp.	11,513	987,240
Clean Harbors Inc.(a)(b)	6,783	298,248
Copart Inc.(a)	14,109	464,186
Deluxe Corp.	6,523	363,592
Essendant Inc.	5,037	163,350
G&K Services Inc. Class A	2,666	177,609
Healthcare Services Group Inc.	9,389	316,409
Herman Miller Inc.	7,887	227,461
HNI Corp.	5,592	239,897
Interface Inc.	8,308	186,432
Matthews International Corp. Class A	4,217	206,506
Mobile Mini Inc.	6,054	186,403
MSA Safety Inc.	4,236	169,313
Pitney Bowes Inc.	26,122	518,522
Republic Services Inc.	31,044	1,279,013
Rollins Inc.	12,122	325,718
RR Donnelley & Sons Co.	26,609	387,427
Stericycle Inc.(a)	10,855	1,512,210
Tetra Tech Inc.	7,724	187,770
Tyco International PLC	53,986	1,806,372
U.S. Ecology Inc.	2,767	120,780
UniFirst Corp./MA	1,956	208,920
Viad Corp.	2,858	82,853
Waste Connections Inc.	15,769	766,058
Waste Management Inc.	53,926	2,686,054

		15,009,272
COMMUNICATIONS EQUIPMENT - 1.47%
ADTRAN Inc.	6,790	99,134
ARRIS Group Inc.(a)	17,366	450,995
Bel Fuse Inc. Class B	1,127	21,909
Black Box Corp.	2,221	32,738
CalAmp Corp.(a)	5,113	82,268
Ciena Corp.(a)(b)	15,636	323,978
Cisco Systems Inc.	653,567	17,156,134
Comtech Telecommunications Corp.	2,274	46,867
Digi International Inc.(a)	3,337	39,343
F5 Networks Inc.(a)	9,153	1,059,917
Harmonic Inc.(a)	12,380	71,804
Harris Corp.	16,043	1,173,546
InterDigital Inc./PA	4,662	235,897
Ixia(a)	7,337	106,313
Juniper Networks Inc.	45,733	1,175,795
Lumentum Holdings Inc.(a)	5,933	100,564
Motorola Solutions Inc.	20,701	1,415,534
NETGEAR Inc.(a)	4,408	128,581
NetScout Systems Inc.(a)	12,937	457,582
Plantronics Inc.	4,543	231,012
Polycom Inc.(a)	16,468	172,585
QUALCOMM Inc.	201,915	10,848,893
ViaSat Inc.(a)(b)	5,764	370,568
Viavi Solutions Inc.(a)(b)	29,603	158,968

		35,960,925

Schedule of Investments (Unaudited) (Continued)

iShares® Core S&P Total U.S. Stock Market ETF

September 30, 2015

CONSTRUCTION & ENGINEERING - 0.16%
AECOM(a)	19,382	533,199
Aegion Corp.(a)	4,979	82,054
Comfort Systems USA Inc.	4,982	135,809
Dycom Industries Inc.(a)(b)	4,320	312,595
EMCOR Group Inc.	8,007	354,310
Fluor Corp.	18,483	782,755
Granite Construction Inc.	4,902	145,442
Jacobs Engineering Group Inc.(a)(b)	15,760	589,897
KBR Inc.	18,501	308,227
MYR Group Inc.(a)	2,686	70,373
Orion Marine Group Inc.(a)	3,345	20,003
Quanta Services Inc.(a)(b)	26,323	637,280

		3,971,944
CONSTRUCTION MATERIALS - 0.14%
Eagle Materials Inc.	6,570	449,519
Headwaters Inc.(a)	9,272	174,314
Martin Marietta Materials Inc.	8,624	1,310,417
Vulcan Materials Co.	17,112	1,526,390

		3,460,640
CONSUMER FINANCE - 0.73%
American Express Co.	109,376	8,108,043
Capital One Financial Corp.	69,713	5,055,587
Cash America International Inc.	3,406	95,266
Discover Financial Services	55,833	2,902,758
Encore Capital Group Inc.(a)(b)	2,908	107,596
Enova International Inc.(a)	3,215	32,857
Ezcorp Inc. Class A(a)	6,698	41,327
First Cash Financial Services Inc.(a)(b)	3,473	139,128
Green Dot Corp. Class A(a)	5,942	104,579
Navient Corp.	48,225	542,049
PRA Group Inc.(a)(b)	6,217	329,003
SLM Corp.(a)	54,118	400,473
World Acceptance Corp.(a)(b)	1,196	32,101

		17,890,767
CONTAINERS & PACKAGING - 0.32%
AptarGroup Inc.	8,149	537,508
Avery Dennison Corp.	11,739	664,075
Ball Corp.	17,705	1,101,251
Bemis Co. Inc.	12,419	491,420
Greif Inc. Class A	3,316	105,814
Myers Industries Inc.	3,388	45,399
Owens-Illinois Inc.(a)(b)	20,575	426,314
Packaging Corp. of America	12,685	763,130
Sealed Air Corp.	26,542	1,244,289
Silgan Holdings Inc.	5,214	271,336
Sonoco Products Co.	12,970	489,488
WestRock Co.	33,753	1,736,254

		7,876,278
DISTRIBUTORS - 0.14%
Core-Mark Holding Co. Inc.	2,969	194,321
Genuine Parts Co.	19,448	1,612,045
LKQ Corp.(a)	39,073	1,108,110
Pool Corp.	5,622	406,471
VOXX International Corp.(a)	2,262	16,784

		3,337,731

Schedule of Investments (Unaudited) (Continued)

iShares® Core S&P Total U.S. Stock Market ETF

September 30, 2015

DIVERSIFIED CONSUMER SERVICES - 0.13%
American Public Education Inc.(a)	2,229	52,270
Apollo Education Group Inc.(a)	12,705	140,517
Capella Education Co.	1,288	63,782
Career Education Corp.(a)	7,279	27,369
DeVry Education Group Inc.	7,305	198,769
Graham Holdings Co. Class B	584	336,968
H&R Block Inc.	35,575	1,287,815
Regis Corp.(a)	5,080	66,548
Service Corp. International/U.S.	25,880	701,348
Sotheby’s	7,974	255,009
Strayer Education Inc.(a)	1,553	85,368
Universal Technical Institute Inc.	2,753	9,663

		3,225,426
DIVERSIFIED FINANCIAL SERVICES - 1.95%
Berkshire Hathaway Inc. Class B(a)	240,737	31,392,105
CBOE Holdings Inc.	10,645	714,067
CME Group Inc./IL	43,411	4,025,936
Intercontinental Exchange Inc.	14,178	3,331,688
Leucadia National Corp.	43,392	879,122
MarketAxess Holdings Inc.	4,817	447,403
McGraw Hill Financial Inc.	35,011	3,028,451
Moody’s Corp.	22,467	2,206,259
MSCI Inc.	12,729	756,866
Nasdaq Inc.	15,150	807,950

		47,589,847
DIVERSIFIED TELECOMMUNICATION SERVICES - 2.18%
8x8 Inc.(a)	10,942	90,490
AT&T Inc.	790,432	25,752,275
Atlantic Tele-Network Inc.	1,475	109,047
CenturyLink Inc.	72,523	1,821,778
Cincinnati Bell Inc.(a)	25,110	78,343
Consolidated Communications Holdings Inc.	6,770	130,458
Frontier Communications Corp.	150,974	717,126
General Communication Inc. Class A(a)	3,572	61,653
Iridium Communications Inc.(a)(b)	10,019	61,617
Level 3 Communications Inc.(a)	37,165	1,623,739
Lumos Networks Corp.	2,965	36,054
Verizon Communications Inc.	522,459	22,732,191

		53,214,771
ELECTRIC UTILITIES - 1.77%
ALLETE Inc.	6,008	303,344
American Electric Power Co. Inc.	63,046	3,584,796
Cleco Corp.	7,825	416,603
Duke Energy Corp.	88,464	6,364,100
Edison International	41,879	2,641,309
El Paso Electric Co.	5,054	186,088
Entergy Corp.	22,991	1,496,714
Eversource Energy	40,653	2,057,855
Exelon Corp.	110,741	3,289,008
FirstEnergy Corp.	54,163	1,695,844
Great Plains Energy Inc.	20,058	541,967
Hawaiian Electric Industries Inc.	13,903	398,877

Schedule of Investments (Unaudited) (Continued)

iShares® Core S&P Total U.S. Stock Market ETF

September 30, 2015

IDACORP Inc.	6,598	426,957
NextEra Energy Inc.	59,153	5,770,375
OGE Energy Corp.	25,832	706,763
Pepco Holdings Inc.	32,588	789,281
Pinnacle West Capital Corp.	14,325	918,805
PNM Resources Inc.	9,927	278,452
PPL Corp.	85,982	2,827,948
Southern Co. (The)	116,749	5,218,680
UIL Holdings Corp.	7,165	360,185
Westar Energy Inc.	18,156	697,917
Xcel Energy Inc.	65,064	2,303,916

		43,275,784
ELECTRICAL EQUIPMENT - 0.53%
Acuity Brands Inc.	5,565	977,103
AMETEK Inc.	31,024	1,623,176
AZZ Inc.	3,361	163,647
Eaton Corp. PLC	59,994	3,077,692
Emerson Electric Co.	84,379	3,727,021
Encore Wire Corp.	2,717	88,764
EnerSys	5,989	320,891
Franklin Electric Co. Inc.	5,071	138,083
General Cable Corp.	6,197	73,744
Hubbell Inc. Class B	6,539	555,488
Powell Industries Inc.	1,109	33,381
Regal Beloit Corp.	5,779	326,225
Rockwell Automation Inc.	17,168	1,742,037
Vicor Corp.(a)	2,272	23,174

		12,870,426
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.75%
Agilysys Inc.(a)	1,729	19,226
Amphenol Corp. Class A	39,787	2,027,545
Anixter International Inc.(a)	3,691	213,266
Arrow Electronics Inc.(a)(b)	12,063	666,843
Avnet Inc.	17,360	740,925
Badger Meter Inc.	1,792	104,044
Belden Inc.	5,564	259,783
Benchmark Electronics Inc.(a)	6,515	141,766
Checkpoint Systems Inc.	5,033	36,489
Cognex Corp.	11,280	387,694
Coherent Inc.(a)	3,096	169,351
Corning Inc.	157,166	2,690,682
CTS Corp.	3,946	73,040
Daktronics Inc.	4,512	39,119
DTS Inc./CA(a)	2,196	58,633
Electro Scientific Industries Inc.	2,828	13,122
Fabrinet(a)(b)	4,241	77,738
FARO Technologies Inc.(a)(b)	2,207	77,245
FEI Co.	5,444	397,630
FLIR Systems Inc.	17,860	499,901
II-VI Inc.(a)	6,726	108,154
Ingram Micro Inc. Class A	20,048	546,107
Insight Enterprises Inc.(a)	5,055	130,672
IPG Photonics Corp.(a)(b)	4,615	350,602
Itron Inc.(a)	5,031	160,539
Jabil Circuit Inc.	25,292	565,782
Keysight Technologies Inc.(a)	21,799	672,281
Knowles Corp.(a)(b)	11,160	205,679
Littelfuse Inc.	2,891	263,515
Mercury Systems Inc.(a)	3,873	61,619

Schedule of Investments (Unaudited) (Continued)

iShares® Core S&P Total U.S. Stock Market ETF

September 30, 2015

Methode Electronics Inc.	5,089	162,339
MTS Systems Corp.	1,854	111,444
National Instruments Corp.	12,948	359,825
Newport Corp.(a)	5,561	76,464
OSI Systems Inc.(a)	2,296	176,700
Park Electrochemical Corp.	2,413	42,445
Plexus Corp.(a)	4,440	171,295
Rofin-Sinar Technologies Inc.(a)	3,378	87,592
Rogers Corp.(a)(b)	2,421	128,749
Sanmina Corp.(a)(b)	10,601	226,543
ScanSource Inc.(a)	3,459	122,656
SYNNEX Corp.	3,717	316,168
TE Connectivity Ltd.	51,625	3,091,821
Tech Data Corp.(a)(b)	4,492	307,702
Trimble Navigation Ltd.(a)	33,047	542,632
TTM Technologies Inc.(a)	8,311	51,778
Vishay Intertechnology Inc.	17,282	167,463
Zebra Technologies Corp. Class A(a)	6,611	506,072

		18,408,680
ENERGY EQUIPMENT & SERVICES - 1.14%
Atwood Oceanics Inc.	7,812	115,696
Baker Hughes Inc.	55,939	2,911,066
Basic Energy Services Inc.(a)(b)	4,973	16,411
Bristow Group Inc.	4,479	117,171
Cameron International Corp.(a)	24,630	1,510,312
CARBO Ceramics Inc.(b)	2,646	50,247
Diamond Offshore Drilling Inc.(b)	8,557	148,036
Dril-Quip Inc.(a)(b)	5,076	295,525
Ensco PLC Class A	30,256	426,004
Era Group Inc.(a)(b)	2,286	34,221
Exterran Holdings Inc.	8,716	156,888
FMC Technologies Inc.(a)	29,673	919,863
Geospace Technologies Corp.(a)(b)	1,669	23,049
Gulf Island Fabrication Inc.	1,695	17,848
Gulfmark Offshore Inc. Class A(b)	3,228	19,723
Halliburton Co.	109,856	3,883,410
Helix Energy Solutions Group Inc.(a)	12,266	58,754
Helmerich & Payne Inc.	13,895	656,678
Hornbeck Offshore Services Inc.(a)	3,923	53,078
ION Geophysical Corp.(a)	15,700	6,123
Matrix Service Co.(a)	3,368	75,679
Nabors Industries Ltd.	36,976	349,423
National Oilwell Varco Inc.	49,487	1,863,186
Newpark Resources Inc.(a)	11,129	56,980
Noble Corp. PLC	30,898	337,097
Oceaneering International Inc.	12,469	489,782
Oil States International Inc.(a)	6,710	175,332
Patterson-UTI Energy Inc.	19,378	254,627
Pioneer Energy Services Corp.(a)	7,807	16,395
Rowan Companies PLC Class A	15,968	257,883
Schlumberger Ltd.	162,619	11,215,832
SEACOR Holdings Inc.(a)(b)	2,038	121,893
Superior Energy Services Inc.	19,674	248,483
Tesco Corp.(b)	5,162	36,857
TETRA Technologies Inc.(a)	9,532	56,334
Tidewater Inc.(b)	6,017	79,063
Transocean Ltd.(b)	43,889	567,046
U.S. Silica Holdings Inc.	6,722	94,713
Unit Corp.(a)	5,958	67,087

		27,783,795

Schedule of Investments (Unaudited) (Continued)

iShares® Core S&P Total U.S. Stock Market ETF

September 30, 2015

FOOD & STAPLES RETAILING - 2.23%
Andersons Inc. (The)	3,358	114,373
Casey’s General Stores Inc.	5,036	518,305
Costco Wholesale Corp.	56,479	8,165,169
CVS Health Corp.	143,221	13,817,962
Kroger Co. (The)	124,832	4,502,690
SpartanNash Co.	5,030	130,026
SUPERVALU Inc.(a)	33,914	243,503
Sysco Corp.	70,958	2,765,233
United Natural Foods Inc.(a)(b)	6,507	315,655
Wal-Mart Stores Inc.	202,792	13,149,033
Walgreens Boots Alliance Inc.	112,295	9,331,714
Whole Foods Market Inc.	45,901	1,452,767

		54,506,430
FOOD PRODUCTS - 1.76%
Archer-Daniels-Midland Co.	78,153	3,239,442
B&G Foods Inc.	7,374	268,782
Cal-Maine Foods Inc.	4,051	221,225
Calavo Growers Inc.	1,852	82,673
Campbell Soup Co.	23,204	1,175,979
ConAgra Foods Inc.	55,621	2,253,207
Darling Ingredients Inc.(a)	21,260	238,962
Dean Foods Co.	12,535	207,078
Diamond Foods Inc.(a)	3,519	108,596
Flowers Foods Inc.	24,069	595,467
General Mills Inc.	76,952	4,319,316
Hain Celestial Group Inc. (The)(a)	13,276	685,042
Hershey Co. (The)	18,845	1,731,479
Hormel Foods Corp.	17,266	1,093,110
Ingredion Inc.	9,138	797,839
J&J Snack Foods Corp.	1,851	210,385
JM Smucker Co. (The)	13,253	1,512,035
Kellogg Co.	32,797	2,182,640
Keurig Green Mountain Inc.	15,464	806,293
Kraft Heinz Co. (The)	76,377	5,390,689
Lancaster Colony Corp.	2,433	237,169
McCormick & Co. Inc./MD	14,956	1,229,084
Mead Johnson Nutrition Co.	26,008	1,830,963
Mondelez International Inc. Class A	207,071	8,670,063
Post Holdings Inc.(a)	7,797	460,803
Sanderson Farms Inc.(b)	2,566	175,951
Seneca Foods Corp. Class A(a)	553	14,572
Snyder’s-Lance Inc.	6,863	231,489
Tootsie Roll Industries Inc.	2,305	72,123
TreeHouse Foods Inc.(a)(b)	5,518	429,245
Tyson Foods Inc. Class A	39,194	1,689,261
WhiteWave Foods Co. (The)(a)	22,722	912,288

		43,073,250
GAS UTILITIES - 0.24%
AGL Resources Inc.	15,429	941,786
Atmos Energy Corp.	13,164	765,882
Laclede Group Inc. (The)	5,663	308,803
National Fuel Gas Co.	10,835	541,533
New Jersey Resources Corp.	11,128	334,174
Northwest Natural Gas Co.	3,684	168,875
ONE Gas Inc.	6,590	298,725
Piedmont Natural Gas Co. Inc.	10,164	407,272
Questar Corp.	22,535	437,404

Schedule of Investments (Unaudited) (Continued)

iShares® Core S&P Total U.S. Stock Market ETF

September 30, 2015

South Jersey Industries Inc.	8,812	222,503
Southwest Gas Corp.	6,114	356,568
UGI Corp.	22,250	774,745
WGL Holdings Inc.	6,518	375,893

		5,934,163
HEALTH CARE EQUIPMENT & SUPPLIES - 2.30%
Abaxis Inc.	2,789	122,688
Abbott Laboratories	191,539	7,703,699
ABIOMED Inc.(a)	4,932	457,492
Align Technology Inc.(a)	9,287	527,130
Analogic Corp.	1,650	135,366
AngioDynamics Inc.(a)	3,281	43,276
Anika Therapeutics Inc.(a)(b)	1,703	54,207
Baxter International Inc.	70,124	2,303,573
Becton Dickinson and Co.	26,984	3,579,697
Boston Scientific Corp.(a)	172,745	2,834,746
Cantel Medical Corp.	4,690	265,923
CONMED Corp.	3,323	158,640
Cooper Companies Inc. (The)	6,215	925,165
CR Bard Inc.	9,573	1,783,546
CryoLife Inc.	3,884	37,791
Cyberonics Inc.(a)	3,294	200,209
Cynosure Inc. Class A(a)(b)	2,956	88,798
DENTSPLY International Inc.	17,877	904,040
Edwards Lifesciences Corp.(a)	13,864	1,971,045
Greatbatch Inc.(a)	3,362	189,684
Haemonetics Corp.(a)	6,346	205,103
Halyard Health Inc.(a)	6,152	174,963
Hill-Rom Holdings Inc.	7,196	374,120
Hologic Inc.(a)	31,478	1,231,734
ICU Medical Inc.(a)	1,808	197,976
IDEXX Laboratories Inc.(a)(b)	11,861	880,679
Inogen Inc.(a)	1,785	86,662
Integra LifeSciences Holdings Corp.(a)	3,591	213,844
Intuitive Surgical Inc.(a)	4,752	2,183,924
Invacare Corp.	3,916	56,665
Masimo Corp.(a)	6,045	233,095
Medtronic PLC	181,737	12,165,475
Meridian Bioscience Inc.	5,034	86,081
Merit Medical Systems Inc.(a)	5,543	132,533
Natus Medical Inc.(a)	4,397	173,462
Neogen Corp.(a)	4,935	222,026
NuVasive Inc.(a)	6,359	306,631
ResMed Inc.	18,183	926,606
Sirona Dental Systems Inc.(a)	7,205	672,515
St. Jude Medical Inc.	36,311	2,290,861
STERIS Corp.	7,758	504,037
Stryker Corp.	40,654	3,825,541
SurModics Inc.(a)(b)	1,668	36,429
Teleflex Inc.	5,293	657,444
Thoratec Corp.(a)	7,171	453,638
Varian Medical Systems Inc.(a)	12,789	943,572
Vascular Solutions Inc.(a)	2,037	66,019
West Pharmaceutical Services Inc.	9,299	503,262
Zimmer Biomet Holdings Inc.	21,953	2,062,045

		56,153,657

Schedule of Investments (Unaudited) (Continued)

iShares® Core S&P Total U.S. Stock Market ETF

September 30, 2015

HEALTH CARE PROVIDERS & SERVICES - 2.83%
Aceto Corp.	3,858	105,902
Aetna Inc.	44,800	4,901,568
Air Methods Corp.(a)(b)	4,420	150,678
Almost Family Inc.(a)	1,099	44,015
Amedisys Inc.(a)	3,650	138,591
AmerisourceBergen Corp.	26,333	2,501,372
AMN Healthcare Services Inc.(a)(b)	6,144	184,381
AmSurg Corp.(a)	6,305	489,962
Anthem Inc.	33,618	4,706,520
Cardinal Health Inc.	42,021	3,228,053
Centene Corp.(a)	15,265	827,821
Chemed Corp.	2,158	288,028
Cigna Corp.	33,092	4,468,082
Community Health Systems Inc.(a)	15,245	652,029
CorVel Corp.(a)	1,214	39,212
Cross Country Healthcare Inc.(a)	3,896	53,025
DaVita HealthCare Partners Inc.(a)	21,948	1,587,499
Ensign Group Inc. (The)	3,127	133,304
ExamWorks Group Inc.(a)	5,030	147,077
Express Scripts Holding Co.(a)	86,843	7,030,809
Hanger Inc.(a)	4,421	60,302
HCA Holdings Inc.(a)	41,008	3,172,379
Health Net Inc./CA(a)	9,870	594,371
HealthEquity Inc.(a)	4,372	129,193
Healthways Inc.(a)	3,758	41,789
Henry Schein Inc.(a)	10,707	1,421,033
Humana Inc.	19,020	3,404,580
IPC Healthcare Inc.(a)	2,191	170,219
Kindred Healthcare Inc.	10,933	172,195
Laboratory Corp. of America Holdings(a)	12,878	1,396,877
Landauer Inc.	1,126	41,651
LHC Group Inc.(a)	1,713	76,691
LifePoint Health Inc.(a)(b)	5,636	399,592
Magellan Health Inc.(a)	3,400	188,462
McKesson Corp.	29,870	5,526,846
MEDNAX Inc.(a)	12,054	925,627
Molina Healthcare Inc.(a)(b)	5,346	368,072
Owens & Minor Inc.	8,327	265,964
Patterson Companies Inc.	11,113	480,637
PharMerica Corp.(a)	3,803	108,271
Providence Service Corp. (The)(a)	1,554	67,723
Quest Diagnostics Inc.	18,417	1,132,093
Select Medical Holdings Corp.	13,474	145,384
Tenet Healthcare Corp.(a)	12,754	470,878
UnitedHealth Group Inc.	122,542	14,216,097
Universal Health Services Inc. Class B	11,823	1,475,629
VCA Inc.(a)	10,443	549,824
WellCare Health Plans Inc.(a)	5,552	478,471

		69,158,778
HEALTH CARE TECHNOLOGY - 0.15%
Allscripts Healthcare Solutions Inc.(a)(b)	24,217	300,291
Cerner Corp.(a)	39,393	2,362,004
Computer Programs & Systems Inc.	1,231	51,862
HealthStream Inc.(a)	2,980	64,994
HMS Holdings Corp.(a)	11,659	102,249
MedAssets Inc.(a)	7,781	156,087
Medidata Solutions Inc.(a)(b)	7,132	300,329
Omnicell Inc.(a)	4,816	149,778
Quality Systems Inc.	6,190	77,251

		3,564,845

Schedule of Investments (Unaudited) (Continued)

iShares® Core S&P Total U.S. Stock Market ETF

September 30, 2015

HOTELS, RESTAURANTS & LEISURE - 1.94%
Biglari Holdings Inc.(a)	130	47,546
BJ’s Restaurants Inc.(a)	2,766	119,021
Bob Evans Farms Inc./DE	2,871	124,458
Boyd Gaming Corp.(a)	10,655	173,676
Brinker International Inc.	7,603	400,450
Buffalo Wild Wings Inc.(a)	2,463	476,418
Carnival Corp.	59,348	2,949,596
Cheesecake Factory Inc. (The)	5,712	308,220
Chipotle Mexican Grill Inc.(a)	3,996	2,878,119
Cracker Barrel Old Country Store Inc.	3,032	446,553
Darden Restaurants Inc.	14,699	1,007,469
DineEquity Inc.	2,207	202,294
Domino’s Pizza Inc.	6,999	755,262
Dunkin’ Brands Group Inc.	12,123	594,027
International Speedway Corp. Class A	3,363	106,674
Interval Leisure Group Inc.	5,024	92,241
Jack in the Box Inc.	4,699	362,011
Marcus Corp. (The)	2,252	43,554
Marriott International Inc./MD Class A	25,712	1,753,558
Marriott Vacations Worldwide Corp.	3,507	238,967
McDonald’s Corp.	121,031	11,925,184
Monarch Casino & Resort Inc.(a)	1,154	20,737
Panera Bread Co. Class A(a)(b)	3,150	609,241
Papa John’s International Inc.	3,687	252,486
Pinnacle Entertainment Inc.(a)	2,770	93,737
Popeyes Louisiana Kitchen Inc.(a)	2,894	163,106
Red Robin Gourmet Burgers Inc.(a)	1,875	142,013
Royal Caribbean Cruises Ltd.	22,101	1,968,978
Ruby Tuesday Inc.(a)	7,778	48,301
Ruth’s Hospitality Group Inc.	4,503	73,129
Scientific Games Corp. Class A(a)(b)	6,757	70,611
Sonic Corp.	6,850	157,207
Starbucks Corp.	190,734	10,841,321
Starwood Hotels & Resorts Worldwide Inc.	21,981	1,461,297
Texas Roadhouse Inc.	8,249	306,863
Wendy’s Co. (The)	29,602	256,057
Wyndham Worldwide Corp.	15,227	1,094,821
Wynn Resorts Ltd.	10,417	553,351
Yum! Brands Inc.	55,398	4,429,070

		47,547,624
HOUSEHOLD DURABLES - 0.63%
DR Horton Inc.	42,086	1,235,645
Ethan Allen Interiors Inc.(b)	3,304	87,259
Garmin Ltd.	15,261	547,565
Harman International Industries Inc.	9,219	884,932
Helen of Troy Ltd.(a)	3,672	327,910
iRobot Corp.(a)(b)	3,897	113,559
Jarden Corp.(a)	25,547	1,248,737
KB Home	11,741	159,091
La-Z-Boy Inc.	6,337	168,311
Leggett & Platt Inc.	17,478	720,967
Lennar Corp. Class A	22,425	1,079,315
M/I Homes Inc.(a)	3,425	80,761
MDC Holdings Inc.	5,033	131,764
Meritage Homes Corp.(a)	4,600	167,992
Mohawk Industries Inc.(a)	8,188	1,488,496
Newell Rubbermaid Inc.	34,610	1,374,363
NVR Inc.(a)(b)	489	745,833
PulteGroup Inc.	41,392	781,067

Schedule of Investments (Unaudited) (Continued)

iShares® Core S&P Total U.S. Stock Market ETF

September 30, 2015

Ryland Group Inc. (The)	6,126	250,125
Standard Pacific Corp.(a)	18,512	148,096
Tempur Sealy International Inc.(a)(b)	8,040	574,297
Toll Brothers Inc.(a)	20,983	718,458
TopBuild Corp.(a)	4,966	153,797
TRI Pointe Group Inc.(a)	18,905	247,466
Tupperware Brands Corp.	6,313	312,430
Universal Electronics Inc.(a)	1,850	77,755
Whirlpool Corp.	10,112	1,489,093

		15,315,084
HOUSEHOLD PRODUCTS - 1.69%
Central Garden & Pet Co.(a)(b)	1,153	17,837
Central Garden & Pet Co. Class A(a)	4,193	67,549
Church & Dwight Co. Inc.	16,785	1,408,261
Clorox Co. (The)	16,588	1,916,412
Colgate-Palmolive Co.	115,678	7,340,926
Energizer Holdings Inc.	7,946	307,590
Kimberly-Clark Corp.	46,817	5,104,926
Procter & Gamble Co. (The)	348,578	25,076,701
WD-40 Co.	1,698	151,241

		41,391,443
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 0.07%
AES Corp./VA	88,500	866,415
NRG Energy Inc.	42,937	637,614
Talen Energy Corp.(a)	8,289	83,719

		1,587,748
INDUSTRIAL CONGLOMERATES - 2.18%
3M Co.	80,286	11,382,146
Carlisle Companies Inc.	8,442	737,662
Danaher Corp.	76,420	6,511,748
General Electric Co.	1,297,425	32,721,059
Roper Technologies Inc.	12,953	2,029,735

		53,382,350
INSURANCE - 2.99%
ACE Ltd.	41,601	4,301,543
Aflac Inc.	55,266	3,212,613
Alleghany Corp.(a)	2,055	961,966
Allstate Corp. (The)	51,365	2,991,498
American Equity Investment Life Holding Co.	10,161	236,853
American Financial Group Inc./OH	9,224	635,626
American International Group Inc.	166,278	9,447,916
AMERISAFE Inc.	2,593	128,950
Aon PLC	35,997	3,189,694
Arthur J Gallagher & Co.	22,458	927,066
Aspen Insurance Holdings Ltd.	7,832	363,953
Assurant Inc.	8,567	676,879
Brown & Brown Inc.	15,080	467,028
Chubb Corp. (The)	29,138	3,573,776
Cincinnati Financial Corp.	18,935	1,018,703
CNO Financial Group Inc.	24,731	465,190
eHealth Inc.(a)	2,215	28,374
Employers Holdings Inc.	3,920	87,377
Endurance Specialty Holdings Ltd.	7,766	473,959
Everest Re Group Ltd.(b)	5,640	977,638
First American Financial Corp.	13,926	544,089

Schedule of Investments (Unaudited) (Continued)

iShares® Core S&P Total U.S. Stock Market ETF

September 30, 2015

Genworth Financial Inc. Class A(a)	63,525	293,485
Hanover Insurance Group Inc. (The)	5,596	434,809
Hartford Financial Services Group Inc. (The)	53,488	2,448,681
HCC Insurance Holdings Inc.	12,357	957,297
HCI Group Inc.	1,179	45,710
Horace Mann Educators Corp.	5,161	171,448
Infinity Property & Casualty Corp.	1,315	105,910
Kemper Corp.	6,253	221,169
Lincoln National Corp.	32,139	1,525,317
Loews Corp.	36,983	1,336,566
Marsh & McLennan Companies Inc.	68,047	3,553,414
Mercury General Corp.	954	48,187
MetLife Inc.	143,535	6,767,675
Navigators Group Inc. (The)(a)	1,354	105,585
Old Republic International Corp.	30,672	479,710
Primerica Inc.	6,392	288,087
Principal Financial Group Inc.	35,129	1,663,007
ProAssurance Corp.	6,918	339,466
Progressive Corp. (The)	75,471	2,312,431
Prudential Financial Inc.	57,950	4,416,369
Reinsurance Group of America Inc.	8,503	770,287
RenaissanceRe Holdings Ltd.	5,954	633,029
RLI Corp.	4,909	262,779
Safety Insurance Group Inc.	1,907	103,264
Selective Insurance Group Inc.	7,048	218,911
StanCorp Financial Group Inc.	5,486	626,501
Stewart Information Services Corp.	2,900	118,639
Torchmark Corp.	15,005	846,282
Travelers Companies Inc. (The)	39,974	3,978,612
United Fire Group Inc.	2,770	97,088
United Insurance Holdings Corp.	2,088	27,457
Universal Insurance Holdings Inc.	4,097	121,025
Unum Group	31,922	1,024,058
WR Berkley Corp.	12,807	696,317
XL Group PLC	38,979	1,415,717

		73,164,980
INTERNET & CATALOG RETAIL - 1.71%
Amazon.com Inc.(a)	49,283	25,227,475
Blue Nile Inc.(a)	1,697	56,917
Expedia Inc.	12,867	1,514,189
FTD Companies Inc.(a)	2,280	67,944
HSN Inc.	4,288	245,445
Netflix Inc.(a)	54,749	5,653,382
NutriSystem Inc.	3,512	93,138
PetMed Express Inc.(b)	2,275	36,628
Priceline Group Inc. (The)(a)	6,518	8,061,853
TripAdvisor Inc.(a)	14,556	917,319

		41,874,290
INTERNET SOFTWARE & SERVICES - 3.44%
Akamai Technologies Inc.(a)	23,012	1,589,209
Alphabet Inc. Class A(a)	37,253	23,781,198
Alphabet Inc. Class C(a)	38,009	23,125,436
Blucora Inc.(a)	5,585	76,905
comScore Inc.(a)	4,132	190,692
Constant Contact Inc.(a)	4,106	99,529
DHI Group Inc.(a)	5,802	42,413
eBay Inc.(a)	143,837	3,515,376
Facebook Inc. Class A(a)	290,384	26,105,522
j2 Global Inc.(b)	6,016	426,234

Schedule of Investments (Unaudited) (Continued)

iShares® Core S&P Total U.S. Stock Market ETF

September 30, 2015

Liquidity Services Inc.(a)	3,332	24,623
LivePerson Inc.(a)	6,110	46,192
LogMeIn Inc.(a)(b)	3,273	223,088
Monster Worldwide Inc.(a)(b)	12,509	80,308
NIC Inc.	8,218	145,541
QuinStreet Inc.(a)	5,708	31,679
Rackspace Hosting Inc.(a)	15,666	386,637
Stamps.com Inc.(a)	1,853	137,140
VeriSign Inc.(a)(b)	12,877	908,601
XO Group Inc.(a)	2,727	38,532
Yahoo! Inc.(a)	111,154	3,213,462

		84,188,317
IT SERVICES - 3.70%
Accenture PLC Class A	80,211	7,881,533
Acxiom Corp.(a)	9,678	191,237
Alliance Data Systems Corp.(a)	7,919	2,050,863
Automatic Data Processing Inc.	59,865	4,810,751
Broadridge Financial Solutions Inc.	15,298	846,744
CACI International Inc. Class A(a)	3,181	235,299
Cardtronics Inc.(a)(b)	5,987	195,775
CIBER Inc.(a)	9,468	30,108
Cognizant Technology Solutions Corp. Class A(a)	78,335	4,904,554
Computer Sciences Corp.	17,695	1,086,119
Convergys Corp.	12,767	295,045
CoreLogic Inc./U.S.(a)	11,637	433,246
CSG Systems International Inc.	4,429	136,413
DST Systems Inc.	4,328	455,046
ExlService Holdings Inc.(a)	4,282	158,134
Fidelity National Information Services Inc.	36,088	2,420,783
Fiserv Inc.(a)	30,072	2,604,536
Forrester Research Inc.	1,205	37,885
Gartner Inc.(a)(b)	10,659	894,610
Global Payments Inc.	8,374	960,749
Heartland Payment Systems Inc.	4,631	291,799
International Business Machines Corp.	115,808	16,788,686
Jack Henry & Associates Inc.	10,393	723,457
Leidos Holdings Inc.	8,311	343,328
ManTech International Corp./VA Class A	3,366	86,506
MasterCard Inc. Class A	128,252	11,558,070
MAXIMUS Inc.	8,391	499,768
NeuStar Inc. Class A(a)(b)	4,411	120,023
Paychex Inc.	41,447	1,974,121
PayPal Holdings Inc.(a)	142,533	4,424,224
Perficient Inc.(a)	4,995	77,073
Science Applications International Corp.	5,422	218,019
Sykes Enterprises Inc.(a)	4,844	123,522
TeleTech Holdings Inc.	2,137	57,250
Teradata Corp.(a)(b)	18,296	529,852
Total System Services Inc.	21,780	989,465
VeriFone Systems Inc.(a)	14,918	413,676
Virtusa Corp.(a)	3,608	185,127
Visa Inc. Class A	250,763	17,468,151
Western Union Co. (The)	65,759	1,207,335
WEX Inc.(a)	4,965	431,161
Xerox Corp.	129,538	1,260,405

		90,400,448

Schedule of Investments (Unaudited) (Continued)

iShares® Core S&P Total U.S. Stock Market ETF

September 30, 2015

LEISURE PRODUCTS - 0.17%
Arctic Cat Inc.	1,686	37,396
Brunswick Corp./DE	11,779	564,096
Callaway Golf Co.	10,086	84,218
Hasbro Inc.	14,498	1,045,886
Mattel Inc.	43,566	917,500
Polaris Industries Inc.	7,944	952,247
Sturm Ruger & Co. Inc.	2,387	140,093
Vista Outdoor Inc.(a)	8,000	355,440

		4,096,876
LIFE SCIENCES TOOLS & SERVICES - 0.52%
Affymetrix Inc.(a)(b)	10,530	89,926
Agilent Technologies Inc.	42,785	1,468,809
Albany Molecular Research Inc.(a)(b)	3,360	58,531
Bio-Rad Laboratories Inc. Class A(a)	2,611	350,683
Bio-Techne Corp.	4,856	448,986
Cambrex Corp.(a)	3,997	158,601
Charles River Laboratories International Inc.(a)	6,109	388,044
Luminex Corp.(a)	5,331	90,147
Mettler-Toledo International Inc.(a)	3,574	1,017,661
PAREXEL International Corp.(a)(b)	7,153	442,914
PerkinElmer Inc.	14,521	667,385
Thermo Fisher Scientific Inc.	51,213	6,262,326
Waters Corp.(a)	10,535	1,245,342

		12,689,355
MACHINERY - 1.52%
Actuant Corp. Class A	7,604	139,838
AGCO Corp.	9,662	450,539
Albany International Corp. Class A	3,935	112,580
Astec Industries Inc.	2,331	78,112
Barnes Group Inc.	6,536	235,623
Briggs & Stratton Corp.	5,385	103,984
Caterpillar Inc.	77,450	5,062,132
Chart Industries Inc.(a)	3,911	75,130
CIRCOR International Inc.	2,220	89,066
CLARCOR Inc.	6,570	313,258
Crane Co.	6,197	288,842
Cummins Inc.	21,355	2,318,726
Deere & Co.	40,006	2,960,444
Donaldson Co. Inc.	16,215	455,317
Dover Corp.	20,173	1,153,492
EnPro Industries Inc.	2,987	117,001
ESCO Technologies Inc.	3,330	119,547
Federal Signal Corp.	7,789	106,787
Flowserve Corp.	17,004	699,545
Graco Inc.	7,442	498,837
Harsco Corp.	10,052	91,172
Hillenbrand Inc.	8,365	217,574
IDEX Corp.	9,873	703,945
Illinois Tool Works Inc.	42,300	3,481,713
Ingersoll-Rand PLC	34,222	1,737,451
ITT Corp.	11,356	379,631
John Bean Technologies Corp.	3,585	137,126
Joy Global Inc.	12,765	190,582
Kennametal Inc.	10,044	249,995
Lincoln Electric Holdings Inc.	8,780	460,335
Lindsay Corp.(b)	1,429	96,872
Lydall Inc.(a)	2,242	63,875
Mueller Industries Inc.	7,430	219,779
Nordson Corp.	7,363	463,427
Oshkosh Corp.	10,076	366,061
PACCAR Inc.	45,628	2,380,413

Schedule of Investments (Unaudited) (Continued)

iShares® Core S&P Total U.S. Stock Market ETF

September 30, 2015

Parker-Hannifin Corp.	17,817	1,733,594
Pentair PLC	23,048	1,176,370
Snap-on Inc.	7,501	1,132,201
SPX Corp.	5,133	61,185
SPX FLOW Inc.(a)	5,178	178,279
Standex International Corp.	1,661	125,156
Stanley Black & Decker Inc.	19,698	1,910,312
Tennant Co.	2,258	126,854
Terex Corp.	14,396	258,264
Timken Co. (The)	9,584	263,464
Titan International Inc.	5,148	34,028
Toro Co. (The)	7,028	495,755
Trinity Industries Inc.	20,074	455,078
Valmont Industries Inc.	3,023	286,853
Wabtec Corp./DE	12,429	1,094,374
Watts Water Technologies Inc. Class A	3,750	198,075
Woodward Inc.	7,262	295,563
Xylem Inc./NY	23,535	773,125

		37,217,281
MARINE - 0.03%
Kirby Corp.(a)	6,987	432,844
Matson Inc.	5,667	218,123

		650,967
MEDIA - 2.98%
AMC Networks Inc. Class A(a)(b)	7,880	576,580
Cable One Inc.(a)	559	234,456
Cablevision Systems Corp. Class A	28,644	930,071
CBS Corp. Class B NVS	57,302	2,286,350
Cinemark Holdings Inc.	13,455	437,153
Comcast Corp. Class A	271,764	15,457,936
Comcast Corp. Class A Special NVS	47,327	2,708,997
Discovery Communications Inc. Class A(a)(b)	19,068	496,340
Discovery Communications Inc. Class C NVS(a)(b)	32,965	800,720
DreamWorks Animation SKG Inc. Class A(a)(b)	9,537	166,421
EW Scripps Co. (The) Class A	6,673	117,912
Gannett Co. Inc.	14,501	213,600
Harte-Hanks Inc.	5,592	19,740
Interpublic Group of Companies Inc. (The)	53,043	1,014,712
John Wiley & Sons Inc. Class A	6,388	319,592
Live Nation Entertainment Inc.(a)	18,822	452,481
Meredith Corp.	4,844	206,257
New York Times Co. (The) Class A	16,691	197,121
News Corp. Class A	49,149	620,260
News Corp. Class B	13,734	176,070
Omnicom Group Inc.	31,219	2,057,332
Scholastic Corp.	3,316	129,191
Scripps Networks Interactive Inc. Class A	12,233	601,741
Sizmek Inc.(a)	3,373	20,204
TEGNA Inc.	29,003	649,377
Time Inc.	13,957	265,881
Time Warner Cable Inc.	36,041	6,464,674
Time Warner Inc.	104,814	7,205,962
Twenty-First Century Fox Inc. Class A	156,918	4,233,648
Twenty-First Century Fox Inc. Class B	55,424	1,500,328
Viacom Inc. Class B NVS	44,798	1,933,034
Walt Disney Co. (The)	199,549	20,393,908

		72,888,049

Schedule of Investments (Unaudited) (Continued)

iShares® Core S&P Total U.S. Stock Market ETF

September 30, 2015

METALS & MINING - 0.38%
AK Steel Holding Corp.(a)(b)	22,755	54,839
Alcoa Inc.	169,007	1,632,608
Allegheny Technologies Inc.	13,885	196,889
Carpenter Technology Corp.	6,207	184,782
Century Aluminum Co.(a)(b)	6,753	31,064
Commercial Metals Co.	15,102	204,632
Compass Minerals International Inc.	4,422	346,552
Freeport-McMoRan Inc.	146,097	1,415,680
Gerber Scientific Inc. Escrow(a)	664	7
Globe Specialty Metals Inc.	8,849	107,338
Haynes International Inc.	1,640	62,058
Kaiser Aluminum Corp.	2,249	180,482
Materion Corp.	2,440	73,249
Newmont Mining Corp.	68,457	1,100,104
Nucor Corp.	41,182	1,546,384
Olympic Steel Inc.	1,127	11,214
Reliance Steel & Aluminum Co.	9,565	516,606
Royal Gold Inc.	8,345	392,048
Steel Dynamics Inc.	31,520	541,513
Stillwater Mining Co.(a)(b)	15,708	162,264
SunCoke Energy Inc.	8,420	65,508
TimkenSteel Corp.	4,924	49,831
U.S. Steel Corp.(b)	18,591	193,718
Worthington Industries Inc.	6,135	162,455

		9,231,825
MULTI-UTILITIES - 1.21%
Alliant Energy Corp.	14,555	851,322
Ameren Corp.	31,268	1,321,698
Avista Corp.	7,970	265,002
Black Hills Corp.	5,940	245,560
CenterPoint Energy Inc.	55,664	1,004,179
CMS Energy Corp.	35,545	1,255,449
Consolidated Edison Inc.	37,630	2,515,565
Dominion Resources Inc./VA	76,382	5,375,765
DTE Energy Co.	23,168	1,862,012
MDU Resources Group Inc.	25,518	438,910
NiSource Inc.	41,198	764,223
NorthWestern Corp.	5,929	319,158
PG&E Corp.	62,735	3,312,408
Public Service Enterprise Group Inc.	65,198	2,748,748
SCANA Corp.	18,283	1,028,602
Sempra Energy	30,343	2,934,775
TECO Energy Inc.	29,982	787,327
Vectren Corp.	10,657	447,701
WEC Energy Group Inc.	40,557	2,117,886

		29,596,290
MULTILINE RETAIL - 0.68%
Big Lots Inc.	6,690	320,585
Dollar General Corp.	37,781	2,736,856
Dollar Tree Inc.(a)	30,232	2,015,265
Fred’s Inc. Class A	5,053	59,878
JC Penney Co. Inc.(a)(b)	38,997	362,282
Kohl’s Corp.	25,427	1,177,524
Macy’s Inc.	42,672	2,189,927
Nordstrom Inc.	17,959	1,287,840
Target Corp.	80,765	6,352,975
Tuesday Morning Corp.(a)	5,585	30,215

		16,533,347

Schedule of Investments (Unaudited) (Continued)

iShares® Core S&P Total U.S. Stock Market ETF

September 30, 2015

OIL, GAS & CONSUMABLE FUELS - 5.36%
Anadarko Petroleum Corp.	65,292	3,942,984
Apache Corp.	48,637	1,904,625
Approach Resources Inc.(a)(b)	4,468	8,355
Bill Barrett Corp.(a)(b)	6,099	20,127
Bonanza Creek Energy Inc.(a)(b)	4,877	19,849
Cabot Oil & Gas Corp.	53,086	1,160,460
California Resources Corp.	38,976	101,338
Carrizo Oil & Gas Inc.(a)	6,245	190,722
Chesapeake Energy Corp.(b)	66,194	485,202
Chevron Corp.	241,812	19,074,131
Cimarex Energy Co.	12,099	1,239,906
Cloud Peak Energy Inc.(a)(b)	7,320	19,252
Columbia Pipeline Group Inc.	40,856	747,256
ConocoPhillips	158,515	7,602,379
CONSOL Energy Inc.	29,139	285,562
Contango Oil & Gas Co.(a)	2,233	16,971
Denbury Resources Inc.	45,184	110,249
Devon Energy Corp.	49,631	1,840,814
Energen Corp.	10,092	503,187
EOG Resources Inc.	70,577	5,138,006
EQT Corp.	19,646	1,272,471
Exxon Mobil Corp.	535,786	39,835,689
Green Plains Inc.	4,962	96,561
Gulfport Energy Corp.(a)	13,938	413,680
Hess Corp.	31,091	1,556,415
HollyFrontier Corp.	24,315	1,187,545
Kinder Morgan Inc./DE	230,991	6,393,831
Marathon Oil Corp.	86,621	1,333,963
Marathon Petroleum Corp.	68,799	3,187,458
Murphy Oil Corp.	20,752	502,198
Newfield Exploration Co.(a)	20,869	686,590
Noble Energy Inc.	54,557	1,646,530
Northern Oil and Gas Inc.(a)(b)	7,811	34,525
Occidental Petroleum Corp.	98,180	6,494,607
ONEOK Inc.	27,107	872,845
PDC Energy Inc.(a)	5,102	270,457
Penn Virginia Corp.(a)(b)	9,071	4,808
Phillips 66	61,537	4,728,503
Pioneer Natural Resources Co.	19,228	2,338,894
QEP Resources Inc.	20,109	251,966
Range Resources Corp.	21,787	699,798
REX American Resources Corp.(a)(b)	622	31,486
Rex Energy Corp.(a)(b)	6,091	12,608
SM Energy Co.	8,904	285,284
Southwestern Energy Co.(a)	49,779	631,695
Spectra Energy Corp.	86,556	2,273,826
Stone Energy Corp.(a)(b)	6,817	33,812
Synergy Resources Corp.(a)(b)	12,625	123,725
Tesoro Corp.	15,869	1,543,102
Valero Energy Corp.	63,840	3,836,784
Western Refining Inc.	9,142	403,345
Williams Companies Inc. (The)	87,684	3,231,155
World Fuel Services Corp.	9,395	336,341
WPX Energy Inc.(a)	30,106	199,302

		131,163,174

Schedule of Investments (Unaudited) (Continued)

iShares® Core S&P Total U.S. Stock Market ETF

September 30, 2015

PAPER & FOREST PRODUCTS - 0.14%
Boise Cascade Co.(a)	5,025	126,730
Clearwater Paper Corp.(a)	2,330	110,069
Deltic Timber Corp.(b)	1,352	80,863
Domtar Corp.	8,122	290,361
International Paper Co.	53,863	2,035,483
KapStone Paper and Packaging Corp.	10,725	177,070
Louisiana-Pacific Corp.(a)	18,609	264,992
Neenah Paper Inc.	2,288	133,345
PH Glatfelter Co.	5,544	95,468
Schweitzer-Mauduit International Inc.	3,916	134,632
Wausau Paper Corp.	6,175	39,520

		3,488,533
PERSONAL PRODUCTS - 0.13%
Avon Products Inc.	54,796	178,087
Edgewell Personal Care Co.	7,946	648,394
Estee Lauder Companies Inc. (The) Class A	29,095	2,347,384
Inter Parfums Inc.	2,209	54,805
Medifast Inc.(a)	1,123	30,164

		3,258,834
PHARMACEUTICALS - 5.13%
Akorn Inc.(a)	10,215	291,179
Allergan PLC(a)	50,587	13,750,053
ANI Pharmaceuticals Inc.(a)(b)	1,054	41,644
Bristol-Myers Squibb Co.	214,287	12,685,790
Catalent Inc.(a)	12,624	306,763
Depomed Inc.(a)(b)	6,700	126,295
Eli Lilly & Co.	125,365	10,491,797
Endo International PLC(a)	26,825	1,858,436
Impax Laboratories Inc.(a)(b)	8,711	306,714
Johnson & Johnson	355,841	33,217,757
Lannett Co. Inc.(a)(b)	3,689	153,167
Mallinckrodt PLC(a)	15,025	960,699
Medicines Co. (The)(a)(b)	8,475	321,711
Merck & Co. Inc.	361,955	17,876,957
Mylan NV(a)	52,972	2,132,653
Nektar Therapeutics(a)(b)	16,832	184,479
Perrigo Co. PLC	18,803	2,957,148
Pfizer Inc.	792,529	24,893,336
Prestige Brands Holdings Inc.(a)	6,776	306,004
Sagent Pharmaceuticals Inc.(a)	2,749	42,142
Supernus Pharmaceuticals Inc.(a)	4,311	60,483
Zoetis Inc.	58,847	2,423,319

		125,388,526
PROFESSIONAL SERVICES - 0.35%
CDI Corp.	1,633	13,962
CEB Inc.	4,257	290,923
Dun & Bradstreet Corp. (The)	4,676	490,980
Equifax Inc.	15,239	1,480,926
Exponent Inc.	3,368	150,078
FTI Consulting Inc.(a)(b)	5,496	228,139
Heidrick & Struggles International Inc.	2,226	43,296
Insperity Inc.	2,426	106,574
Kelly Services Inc. Class A	3,379	47,779
Korn/Ferry International	6,721	222,264
ManpowerGroup Inc.	9,835	805,388

Schedule of Investments (Unaudited) (Continued)

iShares® Core S&P Total U.S. Stock Market ETF

September 30, 2015

Navigant Consulting Inc.(a)	6,201	98,658
Nielsen Holdings PLC	47,302	2,103,520
On Assignment Inc.(a)	6,183	228,153
Resources Connection Inc.	4,484	67,574
Robert Half International Inc.	17,328	886,501
Towers Watson & Co. Class A	8,945	1,049,964
TrueBlue Inc.(a)	5,235	117,630
WageWorks Inc.(a)	4,602	207,458

		8,639,767
REAL ESTATE INVESTMENT TRUSTS (REITS) - 3.40%
Acadia Realty Trust	8,780	264,015
Agree Realty Corp.	2,291	68,386
Alexandria Real Estate Equities Inc.	9,283	785,992
American Assets Trust Inc.	1,724	70,443
American Campus Communities Inc.	14,387	521,385
American Tower Corp.	54,398	4,785,936
Apartment Investment & Management Co. Class A	20,235	749,100
AvalonBay Communities Inc.	17,061	2,982,604
BioMed Realty Trust Inc.(b)	26,299	525,454
Boston Properties Inc.(b)	19,739	2,337,098
Camden Property Trust	11,256	831,818
Capstead Mortgage Corp.	12,214	120,796
Care Capital Properties Inc.	10,227	336,775
CareTrust REIT Inc.(b)	5,839	66,273
Cedar Realty Trust Inc.	10,511	65,273
Chesapeake Lodging Trust	7,628	198,786
Communications Sales & Leasing Inc./CSL Capital LLC(a)	15,873	284,127
CoreSite Realty Corp.(b)	3,310	170,266
Corporate Office Properties Trust	12,306	258,795
Corrections Corp. of America	15,058	444,813
Cousins Properties Inc.	27,196	250,747
Crown Castle International Corp.	42,836	3,378,475
DiamondRock Hospitality Co.	26,370	291,389
Douglas Emmett Inc.	17,877	513,427
Duke Realty Corp.(b)	44,483	847,401
EastGroup Properties Inc.	4,086	221,379
Education Realty Trust Inc.	6,139	202,280
EPR Properties	7,514	387,497
Equinix Inc.(b)	7,345	2,008,123
Equity One Inc.	9,518	231,668
Equity Residential	46,796	3,515,316
Essex Property Trust Inc.	8,480	1,894,602
Extra Space Storage Inc.	15,826	1,221,134
Federal Realty Investment Trust	8,901	1,214,541
Franklin Street Properties Corp.	11,169	120,067
General Growth Properties Inc.	75,374	1,957,463
GEO Group Inc. (The)	9,543	283,809
Getty Realty Corp.	3,366	53,183
Government Properties Income Trust	5,487	87,792
HCP Inc.	59,542	2,217,940
Healthcare Realty Trust Inc.	12,745	316,713
Highwoods Properties Inc.	12,123	469,766
Home Properties Inc.	7,417	554,421
Hospitality Properties Trust	19,256	492,568
Host Hotels & Resorts Inc.	96,564	1,526,677
Inland Real Estate Corp.	12,267	99,363
Iron Mountain Inc.	24,670	765,263
Kilroy Realty Corp.	11,858	772,667
Kimco Realty Corp.	53,174	1,299,041
Kite Realty Group Trust	10,587	252,076
Lamar Advertising Co. Class A	10,463	545,959

Schedule of Investments (Unaudited) (Continued)

iShares® Core S&P Total U.S. Stock Market ETF

September 30, 2015

LaSalle Hotel Properties(b)	14,318	406,488
Lexington Realty Trust	27,456	222,394
Liberty Property Trust	19,508	614,697
LTC Properties Inc.	4,507	192,314
Macerich Co. (The)	17,351	1,332,904
Mack-Cali Realty Corp.	11,390	215,043
Medical Properties Trust Inc.	30,052	332,375
Mid-America Apartment Communities Inc.(b)	9,778	800,525
National Retail Properties Inc.(b)	17,260	626,020
Omega Healthcare Investors Inc.	20,859	733,194
Parkway Properties Inc./Md	10,772	167,612
Pennsylvania REIT	9,096	180,374
Plum Creek Timber Co. Inc.(b)	22,349	883,009
Post Properties Inc.	7,105	414,150
Potlatch Corp.	5,012	144,295
Prologis Inc.	67,477	2,624,855
PS Business Parks Inc.	2,601	206,467
Public Storage	18,897	3,999,172
Rayonier Inc.	16,168	356,828
Realty Income Corp.(b)	30,353	1,438,429
Regency Centers Corp.	12,184	757,236
Retail Opportunity Investments Corp.	13,067	216,128
Sabra Health Care REIT Inc.	8,335	193,205
Saul Centers Inc.	1,622	83,939
Senior Housing Properties Trust	30,181	488,932
Simon Property Group Inc.	39,762	7,305,075
SL Green Realty Corp.(b)	12,794	1,383,799
Sovran Self Storage Inc.	4,685	441,796
Summit Hotel Properties Inc.	10,723	125,137
Tanger Factory Outlet Centers Inc.	12,368	407,773
Taubman Centers Inc.	6,314	436,171
UDR Inc.	33,883	1,168,286
Universal Health Realty Income Trust	338	15,866
Urban Edge Properties	10,818	233,561
Urstadt Biddle Properties Inc. Class A	2,794	52,360
Ventas Inc.	42,837	2,401,442
Vornado Realty Trust	22,825	2,063,837
Weingarten Realty Investors	14,509	480,393
Welltower Inc.	45,224	3,062,569
Weyerhaeuser Co.	65,871	1,800,913
WP GLIMCHER Inc.	23,427	273,159

		83,143,604
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.09%
Alexander & Baldwin Inc.	6,039	207,319
CBRE Group Inc. Class A(a)(b)	37,316	1,194,112
Forestar Group Inc.(a)(b)	4,428	58,228
Jones Lang LaSalle Inc.	5,795	833,147

		2,292,806
ROAD & RAIL - 0.87%
ArcBest Corp.	3,309	85,273
Celadon Group Inc.	3,558	56,999
Con-way Inc.	7,279	345,389
CSX Corp.	126,440	3,401,236
Genesee & Wyoming Inc. Class A(a)(b)	6,861	405,348
Heartland Express Inc.	7,952	158,563
JB Hunt Transport Services Inc.	11,903	849,874
Kansas City Southern	14,159	1,286,770
Knight Transportation Inc.	8,016	192,384
Landstar System Inc.	5,630	357,336

Schedule of Investments (Unaudited) (Continued)

iShares® Core S&P Total U.S. Stock Market ETF

September 30, 2015

Marten Transport Ltd.	3,027	48,947
Norfolk Southern Corp.	38,658	2,953,471
Old Dominion Freight Line Inc.(a)(b)	9,066	553,026
Roadrunner Transportation Systems Inc.(a)	3,906	71,870
Ryder System Inc.	6,832	505,841
Saia Inc.(a)	3,387	104,828
Union Pacific Corp.	111,509	9,858,511
Werner Enterprises Inc.	5,564	139,656

		21,375,322
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.40%
Advanced Energy Industries Inc.(a)	5,107	134,314
Advanced Micro Devices Inc.(a)(b)	80,479	138,424
Altera Corp.	38,878	1,947,010
Analog Devices Inc.	40,444	2,281,446
Applied Materials Inc.	154,799	2,273,997
Atmel Corp.	54,536	440,106
Avago Technologies Ltd.(b)	33,382	4,173,084
Broadcom Corp. Class A	71,745	3,689,845
Brooks Automation Inc.	8,335	97,603
Cabot Microelectronics Corp.(a)	3,246	125,750
CEVA Inc.(a)(b)	2,803	52,052
Cirrus Logic Inc.(a)(b)	8,392	264,432
Cohu Inc.	3,306	32,597
Cree Inc.(a)(b)	13,321	322,768
Cypress Semiconductor Corp.	43,553	371,072
Diodes Inc.(a)	5,160	110,269
DSP Group Inc.(a)	2,837	25,845
Exar Corp.(a)	5,567	33,124
Fairchild Semiconductor International Inc.(a)	14,740	206,950
First Solar Inc.(a)	9,576	409,374
Integrated Device Technology Inc.(a)	18,980	385,294
Intel Corp.	610,918	18,413,068
Intersil Corp. Class A	16,829	196,899
KLA-Tencor Corp.	20,237	1,011,850
Kopin Corp.(a)	8,429	26,467
Kulicke & Soffa Industries Inc.(a)	10,072	92,461
Lam Research Corp.	20,231	1,321,691
Linear Technology Corp.	30,727	1,239,834
Microchip Technology Inc.	26,999	1,163,387
Micron Technology Inc.(a)	138,763	2,078,670
Microsemi Corp.(a)	12,350	405,327
MKS Instruments Inc.	6,764	226,797
Monolithic Power Systems Inc.	4,559	233,421
Nanometrics Inc.(a)	3,737	45,367
NVIDIA Corp.	65,957	1,625,840
Pericom Semiconductor Corp.	2,847	51,958
Power Integrations Inc.	3,590	151,390
Qorvo Inc.(a)	19,182	864,149
Rudolph Technologies Inc.(a)	3,909	48,667
Semtech Corp.(a)	8,414	127,051
Silicon Laboratories Inc.(a)	4,974	206,620
Skyworks Solutions Inc.	24,519	2,064,745
SunEdison Inc.(a)(b)	40,450	290,431
Synaptics Inc.(a)	4,589	378,409
Teradyne Inc.	26,933	485,063
Tessera Technologies Inc.	6,201	200,974
Texas Instruments Inc.	131,905	6,531,936
Ultratech Inc.(a)(b)	3,331	53,363
Veeco Instruments Inc.(a)	5,016	102,878
Xilinx Inc.	33,164	1,406,154

		58,560,223

Schedule of Investments (Unaudited) (Continued)

iShares® Core S&P Total U.S. Stock Market ETF

September 30, 2015

SOFTWARE - 4.01%
ACI Worldwide Inc.(a)	14,991	316,610
Activision Blizzard Inc.	64,490	1,992,096
Adobe Systems Inc.(a)	63,958	5,258,627
ANSYS Inc.(a)(b)	11,535	1,016,695
Autodesk Inc.(a)	29,008	1,280,413
Blackbaud Inc.	6,144	344,801
Bottomline Technologies de Inc.(a)(b)	5,021	125,575
CA Inc.	40,028	1,092,764
Cadence Design Systems Inc.(a)(b)	37,125	767,745
CDK Global Inc.	20,543	981,545
Citrix Systems Inc.(a)	20,652	1,430,771
CommVault Systems Inc.(a)	5,540	188,138
Ebix Inc.(b)	3,362	83,916
Electronic Arts Inc.(a)	40,071	2,714,810
Epiq Systems Inc.	3,906	50,466
ePlus Inc.(a)(b)	754	59,619
FactSet Research Systems Inc.	5,331	851,947
Fair Isaac Corp.	3,979	336,226
Fortinet Inc.(a)	18,718	795,141
Interactive Intelligence Group Inc.(a)	2,186	64,946
Intuit Inc.	35,561	3,156,039
Manhattan Associates Inc.(a)	9,343	582,069
Mentor Graphics Corp.	12,882	317,284
Microsoft Corp.	1,027,763	45,488,790
MicroStrategy Inc. Class A(a)	1,201	235,960
Monotype Imaging Holdings Inc.	4,846	105,740
Oracle Corp.	417,912	15,094,981
Progress Software Corp.(a)	6,695	172,932
PTC Inc.(a)	14,527	461,087
Red Hat Inc.(a)	23,584	1,695,218
Rovi Corp.(a)(b)	11,847	124,275
salesforce.com inc.(a)	79,733	5,535,862
SolarWinds Inc.(a)	8,466	332,206
Solera Holdings Inc.	8,521	460,134
Symantec Corp.	88,291	1,719,026
Synchronoss Technologies Inc.(a)	5,254	172,331
Synopsys Inc.(a)	20,073	926,971
Take-Two Interactive Software Inc.(a)	11,110	319,190
Tangoe Inc.(a)(b)	4,399	31,673
Tyler Technologies Inc.(a)	4,329	646,363
Ultimate Software Group Inc. (The)(a)(b)	3,640	651,596
VASCO Data Security International Inc.(a)(b)	3,784	64,479

		98,047,057
SPECIALTY RETAIL - 2.77%
Aaron’s Inc.	8,455	305,310
Abercrombie & Fitch Co. Class A	8,875	188,061
Advance Auto Parts Inc.	9,418	1,784,994
American Eagle Outfitters Inc.	23,341	364,820
Ascena Retail Group Inc.(a)	21,570	300,039
AutoNation Inc.(a)	10,062	585,407
AutoZone Inc.(a)	3,958	2,864,919
Barnes & Noble Education Inc.(a)	4,988	63,397
Barnes & Noble Inc.	7,924	95,960
Bed Bath & Beyond Inc.(a)	21,866	1,246,799
Best Buy Co. Inc.	39,521	1,467,020
Big 5 Sporting Goods Corp.	2,201	22,846
Buckle Inc. (The)(b)	3,792	140,190
Cabela’s Inc.(a)(b)	6,441	293,710
Caleres Inc.	5,749	175,517

Schedule of Investments (Unaudited) (Continued)

iShares® Core S&P Total U.S. Stock Market ETF

September 30, 2015

CarMax Inc.(a)(b)	26,665	1,581,768
Cato Corp. (The) Class A	3,406	115,906
Chico’s FAS Inc.	17,450	274,488
Children’s Place Inc. (The)	2,617	150,922
Christopher & Banks Corp.(a)	567	629
CST Brands Inc.	9,551	321,487
Dick’s Sporting Goods Inc.	12,079	599,239
Express Inc.(a)	9,504	169,836
Finish Line Inc. (The) Class A	5,989	115,588
Foot Locker Inc.	17,958	1,292,437
Francesca’s Holdings Corp.(a)	5,568	68,097
GameStop Corp. Class A(b)	13,561	558,849
Gap Inc. (The)	30,678	874,323
Genesco Inc.(a)	2,990	170,639
Group 1 Automotive Inc.	2,936	250,000
Guess? Inc.(b)	8,674	185,277
Haverty Furniture Companies Inc.	2,987	70,135
Hibbett Sports Inc.(a)(b)	3,336	116,793
Home Depot Inc. (The)	165,016	19,057,698
Kirkland’s Inc.	2,238	48,207
L Brands Inc.	33,102	2,983,483
Lithia Motors Inc. Class A	3,041	328,763
Lowe’s Companies Inc.	118,903	8,194,795
Lumber Liquidators Holdings Inc.(a)(b)	3,443	45,241
MarineMax Inc.(a)	3,524	49,794
Men’s Wearhouse Inc. (The)	6,190	263,199
Monro Muffler Brake Inc.(b)	4,054	273,848
Murphy USA Inc.(a)	5,160	283,542
O’Reilly Automotive Inc.(a)	12,755	3,188,750
Office Depot Inc.(a)	63,579	408,177
Outerwall Inc.(b)	2,349	133,729
Pep Boys-Manny Moe & Jack (The)(a)	7,227	88,097
Rent-A-Center Inc./TX	6,663	161,578
Ross Stores Inc.	53,051	2,571,382
Select Comfort Corp.(a)	6,604	144,496
Signet Jewelers Ltd.	10,231	1,392,746
Sonic Automotive Inc. Class A	4,464	91,155
Stage Stores Inc.	4,442	43,709
Staples Inc.	82,362	966,106
Stein Mart Inc.	3,374	32,660
Tiffany & Co.	14,414	1,113,049
TJX Companies Inc. (The)	86,666	6,189,686
Tractor Supply Co.	17,487	1,474,504
Urban Outfitters Inc.(a)(b)	12,450	365,781
Vitamin Shoppe Inc.(a)	3,904	127,427
Williams-Sonoma Inc.	10,821	826,183
Zumiez Inc.(a)(b)	2,788	43,576

		67,706,763
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 4.13%
3D Systems Corp.(a)(b)	13,370	154,423
Apple Inc.	732,809	80,828,833
Diebold Inc.	8,417	250,574
Electronics For Imaging Inc.(a)	6,181	267,514
EMC Corp./MA	247,357	5,976,145
Hewlett-Packard Co.	232,154	5,945,464
Lexmark International Inc. Class A	7,732	224,073
NCR Corp.(a)	20,359	463,167
NetApp Inc.	38,690	1,145,224
QLogic Corp.(a)	10,743	110,116
SanDisk Corp.	26,358	1,432,030
Seagate Technology PLC	38,946	1,744,781
Super Micro Computer Inc.(a)(b)	4,592	125,178
Western Digital Corp.	29,679	2,357,700

		101,025,222

Schedule of Investments (Unaudited) (Continued)

iShares® Core S&P Total U.S. Stock Market ETF

September 30, 2015

TEXTILES, APPAREL & LUXURY GOODS - 1.03%
Carter’s Inc.	6,787	615,174
Coach Inc.	35,655	1,031,499
Crocs Inc.(a)	10,064	130,077
Deckers Outdoor Corp.(a)(b)	4,266	247,684
Fossil Group Inc.(a)(b)	5,228	292,141
G-III Apparel Group Ltd.(a)	5,122	315,823
Hanesbrands Inc.	51,992	1,504,648
Iconix Brand Group Inc.(a)(b)	6,073	82,107
Kate Spade & Co.(a)	16,527	315,831
Michael Kors Holdings Ltd.(a)	24,941	1,053,508
Movado Group Inc.	2,217	57,265
NIKE Inc. Class B	87,116	10,712,655
Oxford Industries Inc.	1,855	137,047
Perry Ellis International Inc.(a)	1,658	36,410
PVH Corp.	10,645	1,085,151
Ralph Lauren Corp.	7,637	902,388
Skechers U.S.A. Inc. Class A(a)	5,491	736,233
Steven Madden Ltd.(a)	7,464	273,332
Under Armour Inc. Class A(a)(b)	23,185	2,243,844
Unifi Inc.(a)	1,787	53,270
VF Corp.	43,688	2,979,959
Wolverine World Wide Inc.	13,507	292,291

		25,098,337
THRIFTS & MORTGAGE FINANCE - 0.14%
Astoria Financial Corp.	11,866	191,043
Bank Mutual Corp.	5,603	43,031
BofI Holding Inc.(a)(b)	1,892	243,746
Brookline Bancorp Inc.	8,952	90,773
Dime Community Bancshares Inc.	4,332	73,211
Hudson City Bancorp Inc.	62,314	633,733
LendingTree Inc.(a)	800	74,424
New York Community Bancorp Inc.	56,926	1,028,084
Northfield Bancorp. Inc.	6,026	91,655
Northwest Bancshares Inc.	12,876	167,388
Oritani Financial Corp.	5,084	79,412
Provident Financial Services Inc.	7,494	146,133
TrustCo Bank Corp. NY	11,753	68,638
Walker & Dunlop Inc.(a)	3,514	91,645
Washington Federal Inc.	12,204	277,641

		3,300,557
TOBACCO - 1.41%
Altria Group Inc.	251,966	13,706,950
Philip Morris International Inc.	199,082	15,793,175
Reynolds American Inc.	106,529	4,716,039
Universal Corp./VA	2,882	142,861

		34,359,025
TRADING COMPANIES & DISTRIBUTORS - 0.22%
Applied Industrial Technologies Inc.	5,069	193,382
DXP Enterprises Inc.(a)	1,554	42,393
Fastenal Co.(b)	37,360	1,367,750
GATX Corp.	5,585	246,578

Schedule of Investments (Unaudited) (Continued)

iShares® Core S&P Total U.S. Stock Market ETF

September 30, 2015

Kaman Corp.	3,324	119,165
MSC Industrial Direct Co. Inc. Class A	6,242	380,949
NOW Inc.(a)(b)	13,466	199,297
United Rentals Inc.(a)	12,373	742,999
Veritiv Corp.(a)(b)	1,082	40,294
Watsco Inc.	3,314	392,643
WW Grainger Inc.	7,818	1,680,948

		5,406,398
WATER UTILITIES - 0.03%
American States Water Co.	4,662	193,007
Aqua America Inc.	23,001	608,836

		801,843
WIRELESS TELECOMMUNICATION SERVICES - 0.01%
Spok Holdings Inc.	2,556	42,072
Telephone & Data Systems Inc.	12,157	303,438

		345,510

TOTAL COMMON STOCKS (Cost: $2,322,103,753)		2,440,525,949
SHORT-TERM INVESTMENTS - 2.26%
MONEY MARKET FUNDS - 2.26%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.19%(c)(d)(e)	38,738,709	38,738,709
BlackRock Cash Funds: Prime, SL Agency Shares 0.19%(c)(d)(e)	2,123,408	2,123,408
BlackRock Cash Funds: Treasury, SL Agency Shares 0.01%(c)(d)	14,347,780	14,347,780

		55,209,897

TOTAL SHORT-TERM INVESTMENTS (Cost: $55,209,897)		55,209,897

TOTAL INVESTMENTS IN SECURITIES - 102.06% (Cost: $2,377,313,650)		2,495,735,846
Other Assets, Less Liabilities - (2.06)%		(50,345,462)

NET ASSETS - 100.00%		$2,445,390,384

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 1.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Schedule of Investments (Unaudited) (Continued)

iShares® Core S&P Total U.S. Stock Market ETF

September 30, 2015

Open futures contracts as of September 30, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini	43	Dec. 2015	Chicago Mercantile	$4,103,705	$(35,485)
S&P MidCap 400 E-Mini	4	Dec. 2015	Chicago Mercantile	545,160	(10,074)

Net unrealized depreciation					$(45,559)

See notes to financial statements.

Schedule of Investments (Unaudited)

iShares® Russell 1000 ETF

September 30, 2015

Security	Shares	Value
COMMON STOCKS - 99.82%
AEROSPACE & DEFENSE - 2.62%
B/E Aerospace Inc.	61,325	$2,692,168
Boeing Co. (The)	400,754	52,478,736
BWX Technologies Inc.	62,147	1,638,195
General Dynamics Corp.	168,998	23,313,274
Hexcel Corp.	55,799	2,503,143
Honeywell International Inc.	453,038	42,898,168
Huntington Ingalls Industries Inc.	28,049	3,005,450
L-3 Communications Holdings Inc.	47,670	4,982,468
Lockheed Martin Corp.	157,271	32,603,851
Northrop Grumman Corp.	112,337	18,642,325
Orbital ATK Inc.	35,048	2,518,900
Precision Castparts Corp.	80,132	18,407,122
Raytheon Co.	176,890	19,327,001
Rockwell Collins Inc.	76,966	6,298,898
Spirit AeroSystems Holdings Inc. Class A(a)	81,876	3,957,886
Textron Inc.	160,453	6,039,451
TransDigm Group Inc.(a)	30,860	6,554,973
Triumph Group Inc.	28,562	1,201,889
United Technologies Corp.	515,912	45,911,009

		294,974,907
AIR FREIGHT & LOGISTICS - 0.66%
CH Robinson Worldwide Inc.	84,300	5,713,854
Expeditors International of Washington Inc.	110,595	5,203,495
FedEx Corp.	164,478	23,681,542
United Parcel Service Inc. Class B	406,588	40,126,170

		74,725,061
AIRLINES - 0.68%
Alaska Air Group Inc.	75,031	5,961,213
American Airlines Group Inc.	401,634	15,595,448
Copa Holdings SA Class A(b)	19,073	799,731
Delta Air Lines Inc.	473,174	21,231,317
JetBlue Airways Corp.(a)	181,386	4,674,317
Southwest Airlines Co.	387,451	14,738,636
Spirit Airlines Inc.(a)(b)	42,193	1,995,729
United Continental Holdings Inc.(a)	221,489	11,749,992

		76,746,383
AUTO COMPONENTS - 0.43%
BorgWarner Inc.	131,936	5,487,218
Delphi Automotive PLC	167,718	12,753,277
Gentex Corp.	170,324	2,640,022
Goodyear Tire & Rubber Co. (The)	156,038	4,576,594
Johnson Controls Inc.	379,639	15,701,869
Lear Corp.	45,342	4,932,303
Visteon Corp.(a)	23,469	2,376,002

		48,467,285

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 ETF

September 30, 2015

AUTOMOBILES - 0.72%
Ford Motor Co.	2,263,015	30,709,113
General Motors Co.	931,554	27,965,251
Harley-Davidson Inc.	121,204	6,654,100
Tesla Motors Inc.(a)(b)	56,625	14,065,650
Thor Industries Inc.	26,519	1,373,684

		80,767,798
BANKS - 5.71%
Associated Banc-Corp.	88,203	1,585,008
Bank of America Corp.	6,085,855	94,817,621
Bank of Hawaii Corp.	25,221	1,601,281
BankUnited Inc.	59,729	2,135,312
BB&T Corp.	449,746	16,010,958
BOK Financial Corp.	16,363	1,058,850
CIT Group Inc.	100,634	4,028,379
Citigroup Inc.	1,758,266	87,227,576
Citizens Financial Group Inc.	180,277	4,301,409
City National Corp./CA	27,809	2,448,861
Comerica Inc.	102,892	4,228,861
Commerce Bancshares Inc./MO	47,674	2,172,027
Cullen/Frost Bankers Inc.	31,359	1,993,805
East West Bancorp Inc.	83,402	3,204,305
Fifth Third Bancorp	470,894	8,904,606
First Horizon National Corp.	134,985	1,914,087
First Niagara Financial Group Inc.	205,366	2,096,787
First Republic Bank/CA	82,268	5,163,962
Huntington Bancshares Inc./OH	467,489	4,955,383
JPMorgan Chase & Co.	2,150,487	131,115,192
KeyCorp	490,367	6,379,675
M&T Bank Corp.	76,946	9,383,565
PacWest Bancorp	58,895	2,521,295
People’s United Financial Inc.	178,737	2,811,533
PNC Financial Services Group Inc. (The)(c)	300,197	26,777,572
Popular Inc.	59,930	1,811,684
Regions Financial Corp.	774,772	6,980,696
Signature Bank/New York NY(a)	29,309	4,031,746
SunTrust Banks Inc.	299,604	11,456,857
SVB Financial Group(a)	29,598	3,419,753
Synovus Financial Corp.	77,080	2,281,568
TCF Financial Corp.	97,761	1,482,057
U.S. Bancorp	970,879	39,815,748
Wells Fargo & Co.	2,699,683	138,628,722
Zions BanCorp.	117,521	3,236,528

		641,983,269
BEVERAGES - 2.01%
Brown-Forman Corp. Class A	15,886	1,699,643
Brown-Forman Corp. Class B	72,963	7,070,115
Coca-Cola Co. (The)	2,272,338	91,166,200
Coca-Cola Enterprises Inc.	134,660	6,510,811
Constellation Brands Inc. Class A	94,989	11,893,573
Dr Pepper Snapple Group Inc.	110,912	8,767,594
Molson Coors Brewing Co. Class B	79,889	6,632,385
Monster Beverage Corp.(a)	86,751	11,723,530
PepsiCo Inc.	855,372	80,661,579

		226,125,430

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 ETF

September 30, 2015

BIOTECHNOLOGY - 3.56%
AbbVie Inc.	959,275	52,194,153
Agios Pharmaceuticals Inc.(a)(b)	14,925	1,053,556
Alexion Pharmaceuticals Inc.(a)	125,024	19,552,503
Alkermes PLC(a)	86,004	5,045,855
Alnylam Pharmaceuticals Inc.(a)	43,323	3,481,436
Amgen Inc.	440,618	60,946,282
Baxalta Inc.	315,557	9,943,201
Biogen Inc.(a)	136,329	39,782,165
BioMarin Pharmaceutical Inc.(a)	93,067	9,801,816
Bluebird Bio Inc.(a)(b)	20,676	1,768,832
Celgene Corp.(a)(b)	459,649	49,720,232
Gilead Sciences Inc.	851,625	83,621,059
Incyte Corp.(a)	90,900	10,028,997
Intercept Pharmaceuticals Inc.(a)(b)	9,342	1,549,464
Intrexon Corp.(a)	26,810	852,558
Isis Pharmaceuticals Inc.(a)(b)	69,235	2,798,479
Juno Therapeutics Inc.(a)(b)	6,853	278,849
Medivation Inc.(a)	91,119	3,872,558
OPKO Health Inc.(a)(b)	175,286	1,474,155
Puma Biotechnology Inc.(a)(b)	14,481	1,091,288
Regeneron Pharmaceuticals Inc.(a)	45,469	21,149,451
Seattle Genetics Inc.(a)(b)	61,124	2,356,941
United Therapeutics Corp.(a)	26,771	3,513,426
Vertex Pharmaceuticals Inc.(a)	141,314	14,716,440

		400,593,696
BUILDING PRODUCTS - 0.21%
Allegion PLC	55,299	3,188,540
AO Smith Corp.	42,862	2,794,174
Armstrong World Industries Inc.(a)	22,677	1,082,600
Fortune Brands Home & Security Inc.	92,231	4,378,205
Lennox International Inc.	23,373	2,648,862
Masco Corp.	202,926	5,109,677
Owens Corning	68,160	2,856,586
USG Corp.(a)(b)	53,193	1,415,998

		23,474,642
CAPITAL MARKETS - 2.13%
Affiliated Managers Group Inc.(a)	31,901	5,454,752
Ameriprise Financial Inc.	105,378	11,499,901
Artisan Partners Asset Management Inc.	20,564	724,470
Bank of New York Mellon Corp. (The)	650,058	25,449,771
BlackRock Inc.(c)	72,722	21,632,613
Charles Schwab Corp. (The)	664,057	18,965,468
E*TRADE Financial Corp.(a)	167,417	4,408,090
Eaton Vance Corp. NVS	68,069	2,274,866
Federated Investors Inc. Class B	54,234	1,567,363
Franklin Resources Inc.	225,546	8,403,844
Goldman Sachs Group Inc. (The)	250,374	43,504,986
Interactive Brokers Group Inc. Class A	33,315	1,314,943
Invesco Ltd.	250,583	7,825,707
Lazard Ltd. Class A	72,917	3,157,306
Legg Mason Inc.	56,500	2,350,965
LPL Financial Holdings Inc.(b)	47,725	1,898,023
Morgan Stanley	888,514	27,988,191
Northern Trust Corp.	135,527	9,237,520
NorthStar Asset Management Group Inc./New York	112,038	1,608,866

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 ETF

September 30, 2015

Raymond James Financial Inc.	73,829	3,664,133
SEI Investments Co.	80,493	3,882,177
State Street Corp.	238,662	16,040,473
T Rowe Price Group Inc.	151,418	10,523,551
TD Ameritrade Holding Corp.	154,460	4,918,007
Waddell & Reed Financial Inc. Class A	48,705	1,693,473

		239,989,459
CHEMICALS - 2.17%
Air Products & Chemicals Inc.	124,507	15,884,603
Airgas Inc.	39,342	3,514,421
Albemarle Corp.	64,893	2,861,781
Ashland Inc.	39,139	3,938,166
Axalta Coating Systems Ltd.(a)	58,363	1,478,918
Cabot Corp.	36,629	1,156,011
Celanese Corp. Series A	88,605	5,242,758
CF Industries Holdings Inc.	136,992	6,150,941
Chemours Co. (The)	105,306	681,330
Cytec Industries Inc.	41,341	3,053,033
Dow Chemical Co. (The)	668,218	28,332,443
Eastman Chemical Co.	85,929	5,561,325
Ecolab Inc.	153,053	16,792,975
EI du Pont de Nemours & Co.	524,701	25,290,588
FMC Corp.	76,940	2,609,035
Huntsman Corp.	118,420	1,147,490
International Flavors & Fragrances Inc.	46,708	4,823,068
LyondellBasell Industries NV Class A	223,210	18,606,786
Monsanto Co.	275,971	23,551,365
Mosaic Co. (The)	202,732	6,306,992
NewMarket Corp.	4,977	1,776,789
Platform Specialty Products Corp.(a)(b)	76,372	966,106
PPG Industries Inc.	157,613	13,821,084
Praxair Inc.	167,139	17,024,779
RPM International Inc.	77,090	3,229,300
Scotts Miracle-Gro Co. (The) Class A	26,017	1,582,354
Sherwin-Williams Co. (The)	46,942	10,457,739
Sigma-Aldrich Corp.	69,564	9,663,831
Valspar Corp. (The)	46,930	3,373,328
Westlake Chemical Corp.	23,255	1,206,702
WR Grace & Co.(a)	42,057	3,913,404

		243,999,445
COMMERCIAL SERVICES & SUPPLIES - 0.52%
ADT Corp. (The)	99,034	2,961,117
Cintas Corp.	55,144	4,728,598
Clean Harbors Inc.(a)(b)	33,903	1,490,715
Copart Inc.(a)	73,191	2,407,984
Covanta Holding Corp.	66,255	1,156,150
KAR Auction Services Inc.	81,974	2,910,077
Pitney Bowes Inc.	116,915	2,320,763
Republic Services Inc.	140,239	5,777,847
Rollins Inc.	54,880	1,474,626
RR Donnelley & Sons Co.	120,344	1,752,209
Stericycle Inc.(a)	49,430	6,886,093
Tyco International PLC	244,873	8,193,450
Waste Connections Inc.	71,613	3,478,959
Waste Management Inc.	265,445	13,221,815

		58,760,403
COMMUNICATIONS EQUIPMENT - 1.50%
Arista Networks Inc.(a)(b)	19,452	1,190,268
ARRIS Group Inc.(a)	78,586	2,040,878
Brocade Communications Systems Inc.	241,650	2,508,327
Cisco Systems Inc.	2,947,291	77,366,389
CommScope Holding Co. Inc.(a)(b)	60,860	1,827,626
EchoStar Corp. Class A(a)	25,484	1,096,576
F5 Networks Inc.(a)(b)	41,602	4,817,512

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 ETF

September 30, 2015

Harris Corp.	71,425	5,224,739
Juniper Networks Inc.	228,334	5,870,467
Lumentum Holdings Inc.(a)	27,228	461,515
Motorola Solutions Inc.	102,356	6,999,103
Palo Alto Networks Inc.(a)	41,990	7,222,280
QUALCOMM Inc.	944,733	50,760,504
Viavi Solutions Inc.(a)(b)	136,141	731,077

		168,117,261
CONSTRUCTION & ENGINEERING - 0.13%
AECOM(a)	86,700	2,385,117
Chicago Bridge & Iron Co. NV(b)	56,652	2,246,818
Fluor Corp.	84,642	3,584,589
Jacobs Engineering Group Inc.(a)	72,691	2,720,824
KBR Inc.	83,463	1,390,494
Quanta Services Inc.(a)(b)	118,210	2,861,864

		15,189,706
CONSTRUCTION MATERIALS - 0.13%
Eagle Materials Inc.	29,075	1,989,312
Martin Marietta Materials Inc.	39,076	5,937,598
Vulcan Materials Co.	76,801	6,850,649

		14,777,559
CONSUMER FINANCE - 0.80%
Ally Financial Inc.(a)	278,424	5,674,281
American Express Co.	500,840	37,127,269
Capital One Financial Corp.	316,731	22,969,332
Credit Acceptance Corp.(a)(b)	4,855	955,804
Discover Financial Services	256,930	13,357,791
LendingClub Corp.(a)(b)	38,176	505,068
Navient Corp.	224,949	2,528,427
Santander Consumer USA Holdings Inc.(a)	51,702	1,055,755
SLM Corp.(a)	246,136	1,821,406
Springleaf Holdings Inc.(a)	30,084	1,315,273
Synchrony Financial(a)	74,222	2,323,149

		89,633,555
CONTAINERS & PACKAGING - 0.36%
AptarGroup Inc.	36,165	2,385,443
Avery Dennison Corp.	52,627	2,977,109
Ball Corp.	79,697	4,957,153
Bemis Co. Inc.	56,375	2,230,759
Crown Holdings Inc.(a)	81,380	3,723,135
Graphic Packaging Holding Co.	190,279	2,433,669
Owens-Illinois Inc.(a)	93,188	1,930,855
Packaging Corp. of America	56,548	3,401,928
Sealed Air Corp.	121,476	5,694,795
Silgan Holdings Inc.	23,457	1,220,702
Sonoco Products Co.	58,383	2,203,375
WestRock Co.	151,102	7,772,687

		40,931,610
DISTRIBUTORS - 0.11%
Genuine Parts Co.	88,024	7,296,309
LKQ Corp.(a)	175,911	4,988,836

		12,285,145

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 ETF

September 30, 2015

DIVERSIFIED CONSUMER SERVICES - 0.11%
Graham Holdings Co. Class B	2,012	1,160,924
H&R Block Inc.	159,283	5,766,045
Service Corp. International/U.S.	116,922	3,168,586
ServiceMaster Global Holdings Inc.(a)(b)	59,371	1,991,897

		12,087,452
DIVERSIFIED FINANCIAL SERVICES - 1.93%
Berkshire Hathaway Inc. Class B(a)	1,077,738	140,537,035
CBOE Holdings Inc.	48,274	3,238,220
CME Group Inc./IL	185,846	17,235,358
Intercontinental Exchange Inc.	64,636	15,188,814
Leucadia National Corp.	189,873	3,846,827
McGraw Hill Financial Inc.	158,681	13,725,907
Moody’s Corp.	103,151	10,129,428
MSCI Inc.	65,044	3,867,516
Nasdaq Inc.	66,967	3,571,350
Voya Financial Inc.	132,329	5,130,395

		216,470,850
DIVERSIFIED TELECOMMUNICATION SERVICES - 2.12%
AT&T Inc.	3,527,515	114,926,439
CenturyLink Inc.	327,857	8,235,768
Frontier Communications Corp.	674,279	3,202,825
Level 3 Communications Inc.(a)	167,277	7,308,332
Verizon Communications Inc.	2,363,425	102,832,622
Zayo Group Holdings Inc.(a)(b)	83,088	2,107,111

		238,613,097
ELECTRIC UTILITIES - 1.68%
American Electric Power Co. Inc.	284,041	16,150,571
Duke Energy Corp.	400,822	28,835,135
Edison International	189,294	11,938,773
Entergy Corp.	104,520	6,804,252
Eversource Energy	184,566	9,342,731
Exelon Corp.	499,320	14,829,804
FirstEnergy Corp.	245,565	7,688,640
Great Plains Energy Inc.	89,149	2,408,806
Hawaiian Electric Industries Inc.	62,062	1,780,559
ITC Holdings Corp.	89,798	2,993,865
NextEra Energy Inc.	257,426	25,111,906
OGE Energy Corp.	115,704	3,165,662
Pepco Holdings Inc.	146,398	3,545,760
Pinnacle West Capital Corp.	64,294	4,123,817
PPL Corp.	387,952	12,759,741
Southern Co. (The)	526,417	23,530,840
Westar Energy Inc.	82,128	3,157,000
Xcel Energy Inc.	294,679	10,434,583

		188,602,445
ELECTRICAL EQUIPMENT - 0.51%
Acuity Brands Inc.	25,089	4,405,127
AMETEK Inc.	139,690	7,308,581
Babcock & Wilcox Enterprises Inc.(a)	31,752	533,434
Eaton Corp. PLC	270,812	13,892,656
Emerson Electric Co.	387,431	17,112,827
Hubbell Inc. Class B	33,469	2,843,191
Regal Beloit Corp.	25,859	1,459,740
Rockwell Automation Inc.	78,265	7,941,549
Solarcity Corp.(a)(b)	34,160	1,458,974

		56,956,079

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 ETF

September 30, 2015

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.47%
Amphenol Corp. Class A	179,588	9,151,805
Arrow Electronics Inc.(a)(b)	55,279	3,055,823
Avnet Inc.	78,484	3,349,697
CDW Corp./DE	76,218	3,114,268
Cognex Corp.	50,387	1,731,801
Corning Inc.	731,120	12,516,775
Dolby Laboratories Inc. Class A	28,844	940,314
Fitbit Inc.(a)	24,405	919,746
FLIR Systems Inc.	81,097	2,269,905
Ingram Micro Inc. Class A	90,364	2,461,515
IPG Photonics Corp.(a)(b)	20,055	1,523,578
Jabil Circuit Inc.	111,996	2,505,351
Keysight Technologies Inc.(a)	97,803	3,016,245
National Instruments Corp.	65,023	1,806,989
Trimble Navigation Ltd.(a)	149,974	2,462,573
Zebra Technologies Corp. Class A(a)	29,875	2,286,931

		53,113,316
ENERGY EQUIPMENT & SERVICES - 1.08%
Baker Hughes Inc.	252,406	13,135,208
Cameron International Corp.(a)	110,736	6,790,331
Diamond Offshore Drilling Inc.(b)	37,181	643,231
Dril-Quip Inc.(a)	22,566	1,313,792
Ensco PLC Class A	135,563	1,908,727
FMC Technologies Inc.(a)	133,548	4,139,988
Frank’s International NV	19,752	302,798
Halliburton Co.	493,249	17,436,352
Helmerich & Payne Inc.	55,830	2,638,526
Nabors Industries Ltd.	191,048	1,805,404
National Oilwell Varco Inc.	225,540	8,491,581
Noble Corp. PLC	139,983	1,527,215
Oceaneering International Inc.	57,074	2,241,867
Patterson-UTI Energy Inc.	84,835	1,114,732
Rowan Companies PLC Class A	72,095	1,164,334
RPC Inc.	33,256	294,316
Schlumberger Ltd.	735,845	50,751,230
Seadrill Ltd.(b)	216,102	1,275,002
Superior Energy Services Inc.	86,940	1,098,052
Weatherford International PLC(a)(b)	447,355	3,793,570

		121,866,256
FOOD & STAPLES RETAILING - 2.19%
Costco Wholesale Corp.	254,996	36,864,772
CVS Health Corp.	653,883	63,086,632
Kroger Co. (The)	568,309	20,498,906
Rite Aid Corp.(a)(b)	570,792	3,464,707
Sprouts Farmers Market Inc.(a)(b)	88,633	1,870,156
Sysco Corp.	344,783	13,436,194
Wal-Mart Stores Inc.	915,400	59,354,536
Walgreens Boots Alliance Inc.	498,248	41,404,409
Whole Foods Market Inc.	207,159	6,556,582

		246,536,894
FOOD PRODUCTS - 1.71%
Archer-Daniels-Midland Co.	359,664	14,908,073
Blue Buffalo Pet Products Inc.(a)	22,574	404,228
Bunge Ltd.	83,104	6,091,523

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 ETF

September 30, 2015

Campbell Soup Co.	100,704	5,103,679
ConAgra Foods Inc.	248,217	10,055,271
Flowers Foods Inc.	100,653	2,490,155
General Mills Inc.	345,539	19,395,104
Hain Celestial Group Inc. (The)(a)	59,243	3,056,939
Hershey Co. (The)	84,240	7,739,971
Hormel Foods Corp.	77,503	4,906,715
Ingredion Inc.	41,277	3,603,895
JM Smucker Co. (The)	69,197	7,894,686
Kellogg Co.	144,454	9,613,414
Keurig Green Mountain Inc.	74,797	3,899,916
Kraft Heinz Co. (The)	343,106	24,216,421
McCormick & Co. Inc./MD	73,895	6,072,691
Mead Johnson Nutrition Co.	117,807	8,293,613
Mondelez International Inc. Class A	942,723	39,471,812
Pilgrim’s Pride Corp.(b)	37,002	768,901
Pinnacle Foods Inc.	67,388	2,822,209
Tyson Foods Inc. Class A	170,429	7,345,490
WhiteWave Foods Co. (The)(a)	101,196	4,063,019

		192,217,725
GAS UTILITIES - 0.14%
AGL Resources Inc.	70,016	4,273,777
Atmos Energy Corp.	58,395	3,397,421
National Fuel Gas Co.	48,931	2,445,571
Questar Corp.	101,554	1,971,163
UGI Corp.	99,831	3,476,116

		15,564,048
HEALTH CARE EQUIPMENT & SUPPLIES - 2.11%
Abbott Laboratories	862,838	34,703,344
Alere Inc.(a)(b)	49,162	2,367,150
Align Technology Inc.(a)	46,661	2,648,478
Baxter International Inc.	315,231	10,355,338
Becton Dickinson and Co.	121,385	16,102,934
Boston Scientific Corp.(a)	778,669	12,777,958
Cooper Companies Inc. (The)	28,168	4,193,089
CR Bard Inc.	43,086	8,027,353
DENTSPLY International Inc.	80,931	4,092,681
DexCom Inc.(a)	45,882	3,939,429
Edwards Lifesciences Corp.(a)	62,249	8,849,940
Hill-Rom Holdings Inc.	32,925	1,711,771
Hologic Inc.(a)	142,299	5,568,160
IDEXX Laboratories Inc.(a)(b)	54,159	4,021,306
Intuitive Surgical Inc.(a)(b)	21,387	9,829,037
Medtronic PLC	825,860	55,283,068
ResMed Inc.	81,487	4,152,578
Sirona Dental Systems Inc.(a)(b)	32,115	2,997,614
St. Jude Medical Inc.	163,210	10,296,919
Stryker Corp.	195,799	18,424,686
Teleflex Inc.	24,291	3,017,185
Varian Medical Systems Inc.(a)	58,255	4,298,054
Zimmer Biomet Holdings Inc.	99,038	9,302,639

		236,960,711
HEALTH CARE PROVIDERS & SERVICES - 2.70%
Acadia Healthcare Co. Inc.(a)	29,853	1,978,358
Aetna Inc.	202,411	22,145,787
AmerisourceBergen Corp.	127,374	12,099,256
Anthem Inc.	152,679	21,375,060
Brookdale Senior Living Inc.(a)	106,534	2,446,021
Cardinal Health Inc.	191,799	14,733,999

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 ETF

September 30, 2015

Centene Corp.(a)	68,807	3,731,404
Cigna Corp.	149,186	20,143,094
Community Health Systems Inc.(a)	68,335	2,922,688
DaVita HealthCare Partners Inc.(a)	102,079	7,383,374
Envision Healthcare Holdings Inc.(a)	107,367	3,950,032
Express Scripts Holding Co.(a)	391,645	31,707,579
HCA Holdings Inc.(a)	185,868	14,378,748
Health Net Inc./CA(a)	44,571	2,684,066
Henry Schein Inc.(a)	48,342	6,415,950
Humana Inc.	86,834	15,543,286
Laboratory Corp. of America Holdings(a)	58,104	6,302,541
LifePoint Health Inc.(a)	25,592	1,814,473
McKesson Corp.	134,213	24,833,431
MEDNAX Inc.(a)	54,126	4,156,336
Patterson Companies Inc.	49,655	2,147,579
Premier Inc.(a)	21,698	745,760
Quest Diagnostics Inc.	83,124	5,109,632
Tenet Healthcare Corp.(a)	57,330	2,116,624
UnitedHealth Group Inc.	551,637	63,995,408
Universal Health Services Inc. Class B	53,406	6,665,603
VCA Inc.(a)	47,674	2,510,036

		304,036,125
HEALTH CARE TECHNOLOGY - 0.16%
Allscripts Healthcare Solutions Inc.(a)	104,619	1,297,276
athenahealth Inc.(a)(b)	22,354	2,980,906
Cerner Corp.(a)	173,394	10,396,704
IMS Health Holdings Inc.(a)	77,326	2,250,187
Inovalon Holdings Inc.(a)(b)	14,579	303,680
Veeva Systems Inc.(a)(b)	41,138	963,040

		18,191,793
HOTELS, RESTAURANTS & LEISURE - 2.05%
Aramark	111,748	3,312,211
Brinker International Inc.	35,380	1,863,465
Carnival Corp.	246,572	12,254,628
Chipotle Mexican Grill Inc.(a)	18,000	12,964,500
Choice Hotels International Inc.	20,532	978,350
Darden Restaurants Inc.	72,819	4,991,014
Domino’s Pizza Inc.	31,912	3,443,624
Dunkin’ Brands Group Inc.	55,730	2,730,770
Extended Stay America Inc.	34,462	578,272
Hilton Worldwide Holdings Inc.	302,380	6,936,597
Hyatt Hotels Corp. Class A(a)(b)	19,635	924,809
International Game Technology PLC	54,455	834,795
Las Vegas Sands Corp.	212,527	8,069,650
Marriott International Inc./MD Class A	121,180	8,264,476
McDonald’s Corp.	555,485	54,731,937
MGM Resorts International(a)	257,467	4,750,266
Norwegian Cruise Line Holdings Ltd.(a)	76,030	4,356,519
Panera Bread Co. Class A(a)(b)	14,648	2,833,070
Royal Caribbean Cruises Ltd.	99,927	8,902,496
Six Flags Entertainment Corp.	41,786	1,912,963

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 ETF

September 30, 2015

Starbucks Corp.	869,591	49,427,553
Starwood Hotels & Resorts Worldwide Inc.	98,782	6,567,027
Wendy’s Co. (The)	125,223	1,083,179
Wyndham Worldwide Corp.	69,384	4,988,710
Wynn Resorts Ltd.	47,626	2,529,893
Yum! Brands Inc.	250,655	20,039,867

		230,270,641
HOUSEHOLD DURABLES - 0.56%
DR Horton Inc.	189,775	5,571,794
Garmin Ltd.	68,557	2,459,825
GoPro Inc.(a)(b)	51,669	1,613,106
Harman International Industries Inc.	41,209	3,955,652
Jarden Corp.(a)	122,031	5,964,875
Leggett & Platt Inc.	79,686	3,287,047
Lennar Corp. Class A	100,547	4,839,327
Lennar Corp. Class B	5,663	224,255
Mohawk Industries Inc.(a)	35,703	6,490,448
Newell Rubbermaid Inc.	155,373	6,169,862
NVR Inc.(a)	2,367	3,610,196
PulteGroup Inc.	210,663	3,975,211
Tempur Sealy International Inc.(a)(b)	35,320	2,522,908
Toll Brothers Inc.(a)	101,445	3,473,477
TopBuild Corp.(a)	22,669	702,059
Tupperware Brands Corp.	28,989	1,434,666
Whirlpool Corp.	45,508	6,701,508

		62,996,216
HOUSEHOLD PRODUCTS - 1.67%
Church & Dwight Co. Inc.	75,661	6,347,958
Clorox Co. (The)	76,290	8,813,784
Colgate-Palmolive Co.	524,275	33,270,491
Energizer Holdings Inc.	36,140	1,398,979
Kimberly-Clark Corp.	211,051	23,013,001
Procter & Gamble Co. (The)	1,572,134	113,099,320
Spectrum Brands Holdings Inc.	14,621	1,337,968

		187,281,501
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 0.09%
AES Corp./VA	394,134	3,858,572
Calpine Corp.(a)	215,397	3,144,796
NRG Energy Inc.	192,884	2,864,327
TerraForm Power Inc.	33,302	473,555

		10,341,250
INDUSTRIAL CONGLOMERATES - 2.15%
3M Co.	367,622	52,117,771
Carlisle Companies Inc.	37,650	3,289,857
Danaher Corp.	345,625	29,450,706
General Electric Co.	5,838,721	147,252,544
Roper Technologies Inc.	58,160	9,113,672

		241,224,550
INSURANCE - 3.14%
ACE Ltd.	189,561	19,600,607
Aflac Inc.	251,551	14,622,660
Alleghany Corp.(a)	9,293	4,350,146
Allied World Assurance Co. Holdings AG	55,152	2,105,152
Allstate Corp. (The)	237,468	13,830,136
American Financial Group Inc./OH	39,883	2,748,338
American International Group Inc.	772,765	43,908,507
American National Insurance Co.	4,144	404,620
AmTrust Financial Services Inc.	22,258	1,401,809
Aon PLC	163,402	14,479,051
Arch Capital Group Ltd.(a)(b)	71,721	5,269,342
Arthur J Gallagher & Co.	97,091	4,007,917
Aspen Insurance Holdings Ltd.	35,578	1,653,310

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 ETF

September 30, 2015

Assurant Inc.	39,322	3,106,831
Assured Guaranty Ltd.	87,334	2,183,350
Axis Capital Holdings Ltd.	58,399	3,137,194
Brown & Brown Inc.	67,015	2,075,455
Chubb Corp. (The)	133,197	16,336,612
Cincinnati Financial Corp.	95,763	5,152,049
CNA Financial Corp.	15,497	541,310
Endurance Specialty Holdings Ltd.	35,987	2,196,287
Erie Indemnity Co. Class A	14,197	1,177,499
Everest Re Group Ltd.	25,658	4,447,558
FNF Group	162,149	5,751,425
Genworth Financial Inc. Class A(a)	287,642	1,328,906
Hanover Insurance Group Inc. (The)	25,676	1,995,025
Hartford Financial Services Group Inc. (The)	243,962	11,168,580
HCC Insurance Holdings Inc.	55,299	4,284,014
Lincoln National Corp.	146,288	6,942,829
Loews Corp.	180,045	6,506,826
Markel Corp.(a)	8,082	6,480,633
Marsh & McLennan Companies Inc.	311,246	16,253,266
Mercury General Corp.	12,439	628,294
MetLife Inc.	542,980	25,601,507
Old Republic International Corp.	151,042	2,362,297
PartnerRe Ltd.	27,617	3,835,449
Principal Financial Group Inc.	171,216	8,105,365
ProAssurance Corp.	31,791	1,559,984
Progressive Corp. (The)	341,018	10,448,792
Prudential Financial Inc.	262,548	20,008,783
Reinsurance Group of America Inc.	38,240	3,464,162
RenaissanceRe Holdings Ltd.	26,664	2,834,916
StanCorp Financial Group Inc.	24,467	2,794,131
Torchmark Corp.	72,970	4,115,508
Travelers Companies Inc. (The)	184,749	18,388,068
Unum Group	144,265	4,628,021
Validus Holdings Ltd.	48,868	2,202,481
White Mountains Insurance Group Ltd.(b)	3,449	2,577,438
WR Berkley Corp.	56,263	3,059,019
XL Group PLC	178,573	6,485,771

		352,547,230
INTERNET & CATALOG RETAIL - 1.76%
Amazon.com Inc.(a)	220,885	113,068,823
Expedia Inc.	57,025	6,710,702
Groupon Inc.(a)(b)	286,341	933,472
Liberty Interactive Corp. QVC Group Series A(a)	273,268	7,167,819
Liberty Ventures Series A(a)	81,950	3,306,682
Netflix Inc.(a)	245,976	25,399,482
Priceline Group Inc. (The)(a)	30,044	37,160,222
TripAdvisor Inc.(a)(b)	64,837	4,086,028

		197,833,230
INTERNET SOFTWARE & SERVICES - 3.59%
Akamai Technologies Inc.(a)(b)	103,234	7,129,340
Alphabet Inc. Class A(a)	167,044	106,635,878
Alphabet Inc. Class C(a)	170,462	103,712,490
CoStar Group Inc.(a)	18,760	3,246,606
eBay Inc.(a)	704,236	17,211,528
Facebook Inc. Class A(a)	1,254,009	112,735,409
GoDaddy Inc. Class A(a)(b)	13,572	342,150
HomeAway Inc.(a)(b)	54,874	1,456,356
IAC/InterActiveCorp	42,459	2,771,299
LinkedIn Corp. Class A(a)	63,521	12,077,248
Pandora Media Inc.(a)(b)	122,235	2,608,495
Rackspace Hosting Inc.(a)	71,225	1,757,833

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 ETF

September 30, 2015

Twitter Inc.(a)(b)	326,933	8,807,575
VeriSign Inc.(a)(b)	59,760	4,216,665
Yahoo! Inc.(a)	544,046	15,728,370
Yelp Inc.(a)(b)	37,576	813,896
Zillow Group Inc. Class A(a)(b)	25,423	730,403
Zillow Group Inc. Class C(a)(b)	50,846	1,372,842

		403,354,383
IT SERVICES - 3.74%
Accenture PLC Class A	364,052	35,771,750
Alliance Data Systems Corp.(a)(b)	36,052	9,336,747
Amdocs Ltd.	89,497	5,090,589
Automatic Data Processing Inc.	272,163	21,871,019
Black Knight Financial Services Inc. Class A(a)(b)	12,017	391,153
Booz Allen Hamilton Holding Corp.	58,815	1,541,541
Broadridge Financial Solutions Inc.	69,321	3,836,917
Cognizant Technology Solutions Corp. Class A(a)	353,859	22,155,112
Computer Sciences Corp.	80,204	4,922,922
CoreLogic Inc./U.S.(a)	52,193	1,943,145
DST Systems Inc.	21,206	2,229,599
Fidelity National Information Services Inc.	164,629	11,043,313
Fiserv Inc.(a)(b)	137,461	11,905,497
FleetCor Technologies Inc.(a)	53,355	7,342,715
Gartner Inc.(a)	48,035	4,031,578
Genpact Ltd.(a)	92,025	2,172,710
Global Payments Inc.	38,406	4,406,320
International Business Machines Corp.	526,211	76,284,809
Jack Henry & Associates Inc.	47,365	3,297,078
Leidos Holdings Inc.	38,528	1,591,592
MasterCard Inc. Class A	579,329	52,209,130
Paychex Inc.	188,691	8,987,352
PayPal Holdings Inc.(a)	704,156	21,857,002
Sabre Corp.	65,674	1,785,019
Teradata Corp.(a)(b)	82,102	2,377,674
Total System Services Inc.	95,629	4,344,425
Vantiv Inc. Class A(a)	82,867	3,722,386
VeriFone Systems Inc.(a)	65,726	1,822,582
Visa Inc. Class A	1,134,329	79,017,358
Western Union Co. (The)	298,541	5,481,213
WEX Inc.(a)	22,405	1,945,650
Xerox Corp.	638,398	6,211,613

		420,927,510
LEISURE PRODUCTS - 0.16%
Brunswick Corp./DE	53,680	2,570,735
Hasbro Inc.	64,454	4,649,712
Mattel Inc.	195,609	4,119,525
Polaris Industries Inc.	38,749	4,644,843
Vista Outdoor Inc.(a)	37,001	1,643,954

		17,628,769
LIFE SCIENCES TOOLS & SERVICES - 0.68%
Agilent Technologies Inc.	192,552	6,610,310
Bio-Rad Laboratories Inc. Class A(a)	12,015	1,613,735
Bio-Techne Corp.	21,450	1,983,267
Bruker Corp.(a)	64,272	1,055,989
Charles River Laboratories International Inc.(a)	27,382	1,739,305
Illumina Inc.(a)	83,540	14,688,003
Mettler-Toledo International Inc.(a)	16,220	4,618,483
PerkinElmer Inc.	65,433	3,007,301
QIAGEN NV(a)	134,194	3,462,205
Quintiles Transnational Holdings Inc.(a)(b)	45,819	3,187,628

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 ETF

September 30, 2015

Thermo Fisher Scientific Inc.	230,716	28,211,952
VWR Corp.(a)(b)	17,179	441,328
Waters Corp.(a)(b)	47,847	5,655,994

		76,275,500
MACHINERY - 1.49%
AGCO Corp.(b)	43,880	2,046,124
Allison Transmission Holdings Inc.	103,828	2,771,169
Caterpillar Inc.	349,891	22,868,876
Colfax Corp.(a)(b)	58,127	1,738,579
Crane Co.	27,790	1,295,292
Cummins Inc.	105,311	11,434,668
Deere & Co.	193,564	14,323,736
Donaldson Co. Inc.	79,025	2,219,022
Dover Corp.	92,700	5,300,586
Flowserve Corp.	77,749	3,198,594
Graco Inc.	33,909	2,272,920
IDEX Corp.	45,001	3,208,571
Illinois Tool Works Inc.	173,726	14,299,387
Ingersoll-Rand PLC	153,995	7,818,326
ITT Corp.	51,651	1,726,693
Joy Global Inc.	56,340	841,156
Kennametal Inc.	45,871	1,141,729
Lincoln Electric Holdings Inc.	43,723	2,292,397
Manitowoc Co. Inc. (The)	78,657	1,179,855
Middleby Corp. (The)(a)	33,185	3,490,730
Nordson Corp.	35,218	2,216,621
Oshkosh Corp.	45,300	1,645,749
PACCAR Inc.	206,112	10,752,863
Parker-Hannifin Corp.	80,635	7,845,786
Pentair PLC	104,714	5,344,603
Snap-on Inc.	33,583	5,069,018
SPX Corp.	23,712	282,647
SPX FLOW Inc.(a)	23,679	815,268
Stanley Black & Decker Inc.	89,291	8,659,441
Terex Corp.	60,788	1,090,537
Timken Co. (The)	44,866	1,233,366
Toro Co. (The)	32,141	2,267,226
Trinity Industries Inc.(b)	89,654	2,032,456
Valmont Industries Inc.	13,547	1,285,475
WABCO Holdings Inc.(a)	31,555	3,307,911
Wabtec Corp./DE	55,939	4,925,429
Xylem Inc./NY	104,894	3,445,768

		167,688,574
MARINE - 0.02%
Kirby Corp.(a)	32,207	1,995,224

		1,995,224
MEDIA - 3.40%
AMC Networks Inc. Class A(a)(b)	34,564	2,529,048
Cable One Inc.(a)	2,033	852,681
Cablevision Systems Corp. Class A	117,150	3,803,860
CBS Corp. Class B NVS	285,818	11,404,138
Charter Communications Inc. Class A(a)(b)	43,416	7,634,704
Cinemark Holdings Inc.	66,793	2,170,105
Clear Channel Outdoor Holdings Inc. Class A(a)	20,884	148,903
Comcast Corp. Class A	1,230,239	69,975,994
Comcast Corp. Class A Special NVS	221,415	12,673,795
Discovery Communications Inc. Class A(a)(b)	90,056	2,344,158
Discovery Communications Inc. Class C NVS(a)(b)	158,647	3,853,536
DISH Network Corp. Class A(a)	125,886	7,344,189

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 ETF

September 30, 2015

Gannett Co. Inc.	65,631	966,745
Interpublic Group of Companies Inc. (The)	238,919	4,570,520
John Wiley & Sons Inc. Class A	26,815	1,341,554
Liberty Broadband Corp. Class A(a)	15,081	775,767
Liberty Broadband Corp. Class C(a)	38,330	1,961,346
Liberty Media Corp. Class A(a)	60,489	2,160,667
Liberty Media Corp. Class C(a)	115,909	3,994,224
Lions Gate Entertainment Corp.	54,862	2,018,922
Live Nation Entertainment Inc.(a)	84,498	2,031,332
Madison Square Garden Co. (The) Class A(a)	35,565	2,565,659
Morningstar Inc.	10,967	880,211
News Corp. Class A	221,870	2,799,999
News Corp. Class B	69,872	895,759
Omnicom Group Inc.	141,361	9,315,690
Regal Entertainment Group Class A	47,897	895,195
Scripps Networks Interactive Inc. Class A	52,830	2,598,708
Sirius XM Holdings Inc.(a)(b)	1,329,352	4,971,776
Starz Series A(a)	50,093	1,870,473
TEGNA Inc.	130,834	2,929,373
Thomson Reuters Corp.	190,696	7,677,421
Time Warner Cable Inc.	163,843	29,388,519
Time Warner Inc.	477,925	32,857,344
Tribune Media Co.	46,598	1,658,889
Twenty-First Century Fox Inc. Class A	729,737	19,688,304
Twenty-First Century Fox Inc. Class B	281,433	7,618,391
Viacom Inc. Class A	5,995	265,399
Viacom Inc. Class B NVS	200,506	8,651,834
Walt Disney Co. (The)	983,252	100,488,354

		382,573,486
METALS & MINING - 0.34%
Alcoa Inc.	757,618	7,318,590
Allegheny Technologies Inc.	63,323	897,920
Compass Minerals International Inc.	19,427	1,522,494
Freeport-McMoRan Inc.	658,366	6,379,566
Newmont Mining Corp.	305,663	4,912,004
Nucor Corp.	185,732	6,974,237
Reliance Steel & Aluminum Co.	42,889	2,316,435
Royal Gold Inc.	37,503	1,761,891
Southern Copper Corp.(b)	65,939	1,761,890
Steel Dynamics Inc.	139,888	2,403,276
Tahoe Resources Inc.	92,690	717,421
U.S. Steel Corp.(b)	84,227	877,645

		37,843,369
MULTI-UTILITIES - 1.16%
Alliant Energy Corp.	65,351	3,822,380
Ameren Corp.	140,509	5,939,315
CenterPoint Energy Inc.	248,709	4,486,710
CMS Energy Corp.	160,044	5,652,754
Consolidated Edison Inc.	170,206	11,378,271
Dominion Resources Inc./VA	344,000	24,210,720
DTE Energy Co.	104,213	8,375,599
MDU Resources Group Inc.	112,470	1,934,484
NiSource Inc.	183,181	3,398,008
PG&E Corp.	278,711	14,715,941
Public Service Enterprise Group Inc.	293,625	12,379,230

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 ETF

September 30, 2015

SCANA Corp.	82,579	4,645,895
Sempra Energy	143,760	13,904,467
TECO Energy Inc.	135,826	3,566,791
Vectren Corp.	47,772	2,006,902
WEC Energy Group Inc.	183,115	9,562,265

		129,979,732
MULTILINE RETAIL - 0.67%
Dillard’s Inc. Class A	13,868	1,211,925
Dollar General Corp.	176,377	12,776,750
Dollar Tree Inc.(a)(b)	133,836	8,921,508
JC Penney Co. Inc.(a)(b)	176,446	1,639,183
Kohl’s Corp.	117,246	5,429,662
Macy’s Inc.	198,501	10,187,071
Nordstrom Inc.	81,222	5,824,430
Sears Holdings Corp.(a)(b)	7,713	174,314
Target Corp.	370,072	29,109,863

		75,274,706
OIL, GAS & CONSUMABLE FUELS - 5.53%
Anadarko Petroleum Corp.	294,419	17,779,963
Antero Resources Corp.(a)(b)	40,283	852,388
Apache Corp.	219,265	8,586,417
Cabot Oil & Gas Corp.	239,255	5,230,114
California Resources Corp.	181,900	472,940
Cheniere Energy Inc.(a)	137,597	6,645,935
Chesapeake Energy Corp.(b)	339,319	2,487,208
Chevron Corp.	1,089,731	85,957,981
Cimarex Energy Co.	54,668	5,602,377
Cobalt International Energy Inc.(a)	212,051	1,501,321
Columbia Pipeline Group Inc.	184,880	3,381,455
Concho Resources Inc.(a)	69,863	6,867,533
ConocoPhillips	714,590	34,271,736
CONSOL Energy Inc.	132,721	1,300,666
Continental Resources Inc./OK(a)(b)	49,540	1,435,174
CVR Energy Inc.	8,887	364,811
Denbury Resources Inc.	206,368	503,538
Devon Energy Corp.	237,801	8,820,039
Diamondback Energy Inc.(a)(b)	38,710	2,500,666
Energen Corp.	45,541	2,270,674
EOG Resources Inc.	318,185	23,163,868
EP Energy Corp. Class A(a)(b)	18,693	96,269
EQT Corp.	88,064	5,703,905
Exxon Mobil Corp.	2,422,813	180,136,147
Golar LNG Ltd.(b)	52,034	1,450,708
Gulfport Energy Corp.(a)	62,525	1,855,742
Hess Corp.	146,553	7,336,443
HollyFrontier Corp.	112,660	5,502,314
Kinder Morgan Inc./DE	1,034,917	28,646,503
Kosmos Energy Ltd.(a)(b)	91,106	508,372
Laredo Petroleum Inc.(a)(b)	71,229	671,690
Marathon Oil Corp.	390,214	6,009,296
Marathon Petroleum Corp.	314,971	14,592,607
Memorial Resource Development Corp.(a)(b)	47,789	840,131
Murphy Oil Corp.	102,917	2,490,591
Newfield Exploration Co.(a)	94,173	3,098,292
Noble Energy Inc.	249,042	7,516,088
Occidental Petroleum Corp.	445,205	29,450,311
ONEOK Inc.	120,648	3,884,866
PBF Energy Inc.	49,801	1,405,882
Phillips 66	313,950	24,123,918
Pioneer Natural Resources Co.	86,713	10,547,769
QEP Resources Inc.	102,216	1,280,767
Range Resources Corp.	97,841	3,142,653
SM Energy Co.	39,079	1,252,091
Southwestern Energy Co.(a)	222,402	2,822,281
Spectra Energy Corp.	390,033	10,246,167

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 ETF

September 30, 2015

Targa Resources Corp.	32,331	1,665,693
Teekay Corp.	27,002	800,339
Tesoro Corp.	72,868	7,085,684
Valero Energy Corp.	294,853	17,720,665
Whiting Petroleum Corp.(a)	118,012	1,802,043
Williams Companies Inc. (The)	434,046	15,994,595
World Fuel Services Corp.	41,764	1,495,151
WPX Energy Inc.(a)	135,709	898,394

		622,071,171
PAPER & FOREST PRODUCTS - 0.09%
Domtar Corp.	36,621	1,309,201
International Paper Co.	244,585	9,242,867

		10,552,068
PERSONAL PRODUCTS - 0.17%
Avon Products Inc.	251,635	817,814
Coty Inc. Class A	48,118	1,302,073
Edgewell Personal Care Co.	36,445	2,973,912
Estee Lauder Companies Inc. (The) Class A	121,967	9,840,298
Herbalife Ltd.(a)(b)	42,330	2,306,985
Nu Skin Enterprises Inc. Class A	33,816	1,395,924

		18,637,006
PHARMACEUTICALS - 5.01%
Akorn Inc.(a)	45,394	1,293,956
Allergan PLC(a)	227,428	61,817,205
Bristol-Myers Squibb Co.	966,044	57,189,805
Eli Lilly & Co.	567,067	47,457,837
Endo International PLC(a)	121,035	8,385,305
Jazz Pharmaceuticals PLC(a)	35,312	4,689,787
Johnson & Johnson	1,606,902	150,004,302
Mallinckrodt PLC(a)	68,174	4,359,045
Merck & Co. Inc.	1,637,205	80,861,555
Mylan NV(a)	244,097	9,827,345
Perrigo Co. PLC	84,805	13,337,282
Pfizer Inc.	3,568,251	112,078,764
Zoetis Inc.	290,342	11,956,283

		563,258,471
PROFESSIONAL SERVICES - 0.38%
Dun & Bradstreet Corp. (The)	20,851	2,189,355
Equifax Inc.	68,852	6,691,037
IHS Inc. Class A(a)	39,779	4,614,364
ManpowerGroup Inc.	45,307	3,710,190
Nielsen Holdings PLC	213,585	9,498,125
Robert Half International Inc.	78,086	3,994,880
Towers Watson & Co. Class A	40,066	4,702,947
TransUnion(a)	18,858	473,653
Verisk Analytics Inc. Class A(a)	97,841	7,231,428

		43,105,979
REAL ESTATE INVESTMENT TRUSTS (REITS) - 3.61%
Alexandria Real Estate Equities Inc.	41,743	3,534,380
American Campus Communities Inc.	64,955	2,353,969
American Capital Agency Corp.	204,065	3,816,015
American Homes 4 Rent Class A	95,870	1,541,590
American Tower Corp.	245,183	21,571,200
Annaly Capital Management Inc.	548,149	5,410,231
Apartment Investment & Management Co. Class A	90,465	3,349,014

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 ETF

September 30, 2015

Apple Hospitality REIT Inc.(b)	102,075	1,895,533
AvalonBay Communities Inc.(b)	76,645	13,399,079
BioMed Realty Trust Inc.	117,713	2,351,906
Boston Properties Inc.	89,088	10,548,019
Brandywine Realty Trust	104,089	1,282,376
Brixmor Property Group Inc.(b)	100,119	2,350,794
Camden Property Trust	50,233	3,712,219
Care Capital Properties Inc.	48,562	1,599,147
CBL & Associates Properties Inc.	96,571	1,327,851
Chimera Investment Corp.	118,947	1,590,321
Columbia Property Trust Inc.	72,264	1,676,525
Communications Sales & Leasing Inc./CSL Capital LLC(a)	69,730	1,248,167
Corporate Office Properties Trust	54,665	1,149,605
Corrections Corp. of America	67,639	1,998,056
Crown Castle International Corp.	193,722	15,278,854
DDR Corp.(b)	175,768	2,703,312
Digital Realty Trust Inc.(b)	79,125	5,168,445
Douglas Emmett Inc.	84,326	2,421,843
Duke Realty Corp.	199,537	3,801,180
Empire State Realty Trust Inc. Class A(b)	64,477	1,098,043
Equinix Inc.(b)	32,972	9,014,545
Equity Commonwealth(a)	75,062	2,044,689
Equity Lifestyle Properties Inc.	48,686	2,851,539
Equity Residential	210,926	15,844,761
Essex Property Trust Inc.(b)	37,794	8,443,935
Extra Space Storage Inc.	71,006	5,478,823
Federal Realty Investment Trust	39,749	5,423,751
Gaming and Leisure Properties Inc.(b)	50,970	1,513,809
General Growth Properties Inc.	335,627	8,716,233
HCP Inc.	268,293	9,993,914
Healthcare Trust of America Inc. Class A	72,329	1,772,784
Home Properties Inc.	33,500	2,504,125
Hospitality Properties Trust	86,888	2,222,595
Host Hotels & Resorts Inc.(b)	438,271	6,929,065
Iron Mountain Inc.(b)	121,766	3,777,181
Kilroy Realty Corp.	50,882	3,315,471
Kimco Realty Corp.	238,789	5,833,615
Lamar Advertising Co. Class A	46,786	2,441,293
Liberty Property Trust	86,404	2,722,590
Macerich Co. (The)	91,590	7,035,944
MFA Financial Inc.(b)	214,196	1,458,675
Mid-America Apartment Communities Inc.(b)	43,611	3,570,433
National Retail Properties Inc.	77,511	2,811,324
NorthStar Realty Finance Corp.(b)	212,157	2,620,139
Omega Healthcare Investors Inc.(b)	105,738	3,716,691
Outfront Media Inc.	79,484	1,653,267
Paramount Group Inc.(b)	103,249	1,734,583
Piedmont Office Realty Trust Inc. Class A(b)	89,359	1,598,633
Plum Creek Timber Co. Inc.	101,571	4,013,070
Post Properties Inc.	31,566	1,839,982
Prologis Inc.	304,184	11,832,758
Public Storage	83,964	17,769,301
Rayonier Inc.	73,376	1,619,408
Realty Income Corp.(b)	134,501	6,374,002
Regency Centers Corp.(b)	54,551	3,390,345
Retail Properties of America Inc. Class A	137,115	1,931,950
Senior Housing Properties Trust	135,950	2,202,390
Simon Property Group Inc.	180,406	33,144,190
SL Green Realty Corp.	57,923	6,264,952
Spirit Realty Capital Inc.	254,632	2,327,336
Starwood Property Trust Inc.(b)	137,482	2,821,131
Tanger Factory Outlet Centers Inc.	55,361	1,825,252
Taubman Centers Inc.	31,426	2,170,908
Two Harbors Investment Corp.	211,997	1,869,814
UDR Inc.(b)	149,780	5,164,414

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 ETF

September 30, 2015

Ventas Inc.	191,526	10,736,948
VEREIT Inc.	523,415	4,040,764
Vornado Realty Trust	109,455	9,896,921
Weingarten Realty Investors	71,589	2,370,312
Welltower Inc.	203,619	13,789,079
Weyerhaeuser Co.	299,448	8,186,908
WP Carey Inc.	60,381	3,490,626
WP GLIMCHER Inc.	107,148	1,249,346

		405,544,188
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.15%
CBRE Group Inc. Class A(a)	165,479	5,295,328
Forest City Enterprises Inc. Class A(a)	126,279	2,541,996
Howard Hughes Corp. (The)(a)	22,901	2,627,661
Jones Lang LaSalle Inc.	26,172	3,762,748
Realogy Holdings Corp.(a)	84,823	3,191,890

		17,419,623
ROAD & RAIL - 0.89%
AMERCO	4,219	1,660,050
Avis Budget Group Inc.(a)	61,174	2,672,080
CSX Corp.	572,782	15,407,836
Genesee & Wyoming Inc. Class A(a)(b)	30,753	1,816,887
Hertz Global Holdings Inc.(a)(b)	234,625	3,925,276
JB Hunt Transport Services Inc.	53,223	3,800,122
Kansas City Southern	63,939	5,810,777
Landstar System Inc.	25,649	1,627,942
Norfolk Southern Corp.	177,014	13,523,870
Old Dominion Freight Line Inc.(a)	40,328	2,460,008
Ryder System Inc.	30,878	2,286,207
Union Pacific Corp.	507,447	44,863,389

		99,854,444
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.30%
Altera Corp.	174,169	8,722,383
Analog Devices Inc.	182,085	10,271,415
Applied Materials Inc.	715,762	10,514,544
Atmel Corp.	241,377	1,947,912
Avago Technologies Ltd.(b)	148,742	18,594,237
Broadcom Corp. Class A	320,284	16,472,206
Cree Inc.(a)(b)	63,093	1,528,743
Cypress Semiconductor Corp.	191,880	1,634,818
First Solar Inc.(a)	43,717	1,868,902
Freescale Semiconductor Ltd.(a)	64,347	2,353,813
Intel Corp.	2,749,147	82,859,291
KLA-Tencor Corp.	92,467	4,623,350
Lam Research Corp.	91,518	5,978,871
Linear Technology Corp.	138,440	5,586,054
Marvell Technology Group Ltd.	262,013	2,371,218
Maxim Integrated Products Inc.	164,178	5,483,545
Microchip Technology Inc.	121,294	5,226,558
Micron Technology Inc.(a)	628,677	9,417,581
NVIDIA Corp.	311,143	7,669,675
ON Semiconductor Corp.(a)	248,179	2,332,883
Qorvo Inc.(a)	86,249	3,885,517
Skyworks Solutions Inc.	110,555	9,309,837
SunEdison Inc.(a)(b)	157,542	1,131,152
SunPower Corp.(a)(b)	31,614	633,545
Teradyne Inc.	124,056	2,234,249
Texas Instruments Inc.	603,004	29,860,758
Xilinx Inc.	149,543	6,340,623

		258,853,680

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 ETF

September 30, 2015

SOFTWARE - 4.07%
Activision Blizzard Inc.	292,023	9,020,590
Adobe Systems Inc.(a)	289,972	23,841,498
ANSYS Inc.(a)	51,963	4,580,019
Autodesk Inc.(a)	131,632	5,810,237
CA Inc.	182,640	4,986,072
Cadence Design Systems Inc.(a)(b)	169,314	3,501,414
CDK Global Inc.	92,808	4,434,366
Citrix Systems Inc.(a)(b)	92,700	6,422,256
Electronic Arts Inc.(a)	182,764	12,382,261
FactSet Research Systems Inc.	24,230	3,872,196
FireEye Inc.(a)(b)	79,778	2,538,536
Fortinet Inc.(a)	82,648	3,510,887
Intuit Inc.	160,055	14,204,881
King Digital Entertainment PLC(b)	46,468	629,177
Microsoft Corp.	4,687,609	207,473,574
NetSuite Inc.(a)(b)	23,104	1,938,426
Nuance Communications Inc.(a)(b)	146,405	2,396,650
Oracle Corp.	1,836,144	66,321,521
PTC Inc.(a)	66,548	2,112,234
Red Hat Inc.(a)	106,545	7,658,455
salesforce.com inc.(a)	380,226	26,399,091
ServiceNow Inc.(a)	88,902	6,174,244
SolarWinds Inc.(a)(b)	38,513	1,511,250
Solera Holdings Inc.	38,740	2,091,960
Splunk Inc.(a)(b)	72,544	4,015,310
SS&C Technologies Holdings Inc.	47,012	3,292,720
Symantec Corp.	396,004	7,710,198
Synopsys Inc.(a)	89,897	4,151,443
Tableau Software Inc. Class A(a)	28,710	2,290,484
Ultimate Software Group Inc. (The)(a)	16,548	2,962,257
VMware Inc. Class A(a)	47,448	3,738,428
Workday Inc. Class A(a)(b)	61,299	4,221,049
Zynga Inc. Class A(a)(b)	444,352	1,013,123

		457,206,807
SPECIALTY RETAIL - 2.66%
Aaron’s Inc.	37,508	1,354,414
Advance Auto Parts Inc.	42,502	8,055,404
AutoNation Inc.(a)	42,123	2,450,716
AutoZone Inc.(a)	18,111	13,109,285
Bed Bath & Beyond Inc.(a)	99,013	5,645,721
Best Buy Co. Inc.	175,617	6,518,903
Cabela’s Inc.(a)(b)	29,217	1,332,295
CarMax Inc.(a)(b)	121,078	7,182,347
CST Brands Inc.	44,425	1,495,346
Dick’s Sporting Goods Inc.	53,154	2,636,970
DSW Inc. Class A	42,376	1,072,537
Foot Locker Inc.	80,979	5,828,059
GameStop Corp. Class A(b)	62,048	2,556,998
Gap Inc. (The)	137,783	3,926,816
GNC Holdings Inc. Class A	50,104	2,025,204
Home Depot Inc. (The)	752,751	86,935,213
L Brands Inc.	143,696	12,951,320
Lowe’s Companies Inc.	551,574	38,014,480
Michaels Companies Inc. (The)(a)(b)	36,204	836,312
Murphy USA Inc.(a)	26,104	1,434,415
O’Reilly Automotive Inc.(a)	58,630	14,657,500
Office Depot Inc.(a)	316,604	2,032,598
Penske Automotive Group Inc.	24,544	1,188,911

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 ETF

September 30, 2015

Ross Stores Inc.	240,308	11,647,729
Sally Beauty Holdings Inc.(a)	91,120	2,164,100
Signet Jewelers Ltd.	46,437	6,321,469
Staples Inc.	370,050	4,340,686
Tiffany & Co.	65,312	5,043,393
TJX Companies Inc. (The)	394,357	28,164,977
Tractor Supply Co.	78,932	6,655,546
Ulta Salon Cosmetics & Fragrance Inc.(a)(b)	37,217	6,079,397
Urban Outfitters Inc.(a)(b)	56,543	1,661,233
Williams-Sonoma Inc.	52,998	4,046,397

		299,366,691
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 3.99%
3D Systems Corp.(a)(b)	64,685	747,112
Apple Inc.	3,338,241	368,207,982
EMC Corp./MA	1,125,650	27,195,704
Hewlett-Packard Co.	1,053,485	26,979,751
Lexmark International Inc. Class A	35,467	1,027,834
NCR Corp.(a)	98,072	2,231,138
NetApp Inc.	170,855	5,057,308
SanDisk Corp.	120,156	6,528,075
Western Digital Corp.	130,575	10,372,878

		448,347,782
TEXTILES, APPAREL & LUXURY GOODS - 0.97%
Carter’s Inc.	30,316	2,747,842
Coach Inc.	159,690	4,619,832
Fossil Group Inc.(a)(b)	24,405	1,363,751
Hanesbrands Inc.	232,310	6,723,051
Kate Spade & Co.(a)(b)	73,799	1,410,299
lululemon athletica Inc.(a)(b)	64,555	3,269,711
Michael Kors Holdings Ltd.(a)(b)	114,879	4,852,489
NIKE Inc. Class B	392,962	48,322,537
PVH Corp.	47,806	4,873,344
Ralph Lauren Corp.	34,916	4,125,674
Skechers U.S.A. Inc. Class A(a)	23,634	3,168,847
Under Armour Inc. Class A(a)(b)	103,773	10,043,151
VF Corp.	196,232	13,384,985

		108,905,513
THRIFTS & MORTGAGE FINANCE - 0.07%
Hudson City Bancorp Inc.	306,253	3,114,593
New York Community Bancorp Inc.(b)	257,209	4,645,195
TFS Financial Corp.	38,136	657,846

		8,417,634
TOBACCO - 1.37%
Altria Group Inc.	1,139,652	61,997,069
Philip Morris International Inc.	897,740	71,217,714
Reynolds American Inc.	478,643	21,189,526

		154,404,309
TRADING COMPANIES & DISTRIBUTORS - 0.26%
Air Lease Corp.	59,283	1,833,030
Fastenal Co.	169,921	6,220,808
GATX Corp.	25,373	1,120,218
HD Supply Holdings Inc.(a)(b)	98,583	2,821,446
MSC Industrial Direct Co. Inc. Class A	27,511	1,678,996
NOW Inc.(a)(b)	62,056	918,429
United Rentals Inc.(a)	56,123	3,370,186

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 ETF

September 30, 2015

Watsco Inc.	15,028	1,780,517
WESCO International Inc.(a)(b)	26,257	1,220,163
WW Grainger Inc.	38,860	8,355,289

		29,319,082
TRANSPORTATION INFRASTRUCTURE - 0.03%
Macquarie Infrastructure Corp.	39,962	2,983,563

		2,983,563
WATER UTILITIES - 0.08%
American Water Works Co. Inc.	104,243	5,741,704
Aqua America Inc.	102,229	2,706,002

		8,447,706
WIRELESS TELECOMMUNICATION SERVICES - 0.16%
SBA Communications Corp. Class A(a)	74,879	7,842,826
Sprint Corp.(a)(b)	429,600	1,649,664
T-Mobile U.S. Inc.(a)(b)	158,901	6,325,849
Telephone & Data Systems Inc.	54,379	1,357,300
U.S. Cellular Corp.(a)	7,655	271,217

		17,446,856

TOTAL COMMON STOCKS (Cost: $10,211,759,434)		11,222,937,849
SHORT-TERM INVESTMENTS - 3.06%
MONEY MARKET FUNDS - 3.06%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.19%(c)(d)(e)	269,478,379	269,478,379
BlackRock Cash Funds: Prime, SL Agency Shares 0.19%(c)(d)(e)	14,771,078	14,771,078
BlackRock Cash Funds: Treasury, SL Agency Shares 0.01%(c)(d)	60,023,897	60,023,897

		344,273,354

TOTAL SHORT-TERM INVESTMENTS (Cost: $344,273,354)		344,273,354

TOTAL INVESTMENTS IN SECURITIES - 102.88% (Cost: $10,556,032,788)		11,567,211,203
Other Assets, Less Liabilities - (2.88)%		(323,311,525)

NET ASSETS - 100.00%		$11,243,899,678

NVS -	Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 1.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 ETF

September 30, 2015

Open futures contracts as of September 30, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini	156	Dec. 2015	Chicago Mercantile	$14,887,860	$(189,955)
S&P MidCap 400 E-Mini	12	Dec. 2015	Chicago Mercantile	1,635,480	(42,926)

Net unrealized depreciation					$(232,881)

See notes to financial statements.

Schedule of Investments (Unaudited)

iShares® Russell 1000 Growth ETF

September 30, 2015

Security	Shares	Value
COMMON STOCKS - 99.84%
AEROSPACE & DEFENSE - 2.88%
B/E Aerospace Inc.	297,488	$13,059,723
Boeing Co. (The)	1,930,551	252,805,654
BWX Technologies Inc.	59,217	1,560,960
General Dynamics Corp.	248,820	34,324,719
Hexcel Corp.	270,089	12,116,193
Honeywell International Inc.	2,182,338	206,645,585
Huntington Ingalls Industries Inc.	136,170	14,590,616
Lockheed Martin Corp.	543,940	112,764,201
Northrop Grumman Corp.	164,338	27,271,891
Precision Castparts Corp.	73,872	16,969,137
Rockwell Collins Inc.	369,208	30,215,983
Spirit AeroSystems Holdings Inc. Class A(a)	365,570	17,671,654
Textron Inc.	175,296	6,598,141
TransDigm Group Inc.(a)	148,774	31,601,085
United Technologies Corp.	228,891	20,369,010

		798,564,552
AIR FREIGHT & LOGISTICS - 1.04%
CH Robinson Worldwide Inc.	407,014	27,587,409
Expeditors International of Washington Inc.	533,143	25,084,378
FedEx Corp.	286,809	41,294,760
United Parcel Service Inc. Class B	1,958,567	193,290,977

		287,257,524
AIRLINES - 1.27%
Alaska Air Group Inc.	361,707	28,737,621
American Airlines Group Inc.	1,934,223	75,105,879
Delta Air Lines Inc.	2,278,987	102,258,147
JetBlue Airways Corp.(a)(b)	325,005	8,375,379
Southwest Airlines Co.	1,865,841	70,976,591
Spirit Airlines Inc.(a)	202,966	9,600,292
United Continental Holdings Inc.(a)	1,066,533	56,579,576

		351,633,485
AUTO COMPONENTS - 0.50%
BorgWarner Inc.	631,557	26,266,456
Delphi Automotive PLC	806,154	61,299,950
Gentex Corp.	409,139	6,341,654
Johnson Controls Inc.	401,474	16,604,965
Lear Corp.	164,750	17,921,505
Visteon Corp.(a)	112,933	11,433,337

		139,867,867
AUTOMOBILES - 0.33%
Harley-Davidson Inc.	318,366	17,478,293
Tesla Motors Inc.(a)(b)	272,262	67,629,881
Thor Industries Inc.	126,747	6,565,495

		91,673,669
BANKS - 0.10%
Signature Bank/New York NY(a)	129,991	17,881,562
SVB Financial Group(a)(b)	89,485	10,339,097

		28,220,659

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 Growth ETF

September 30, 2015

BEVERAGES - 3.80%
Brown-Forman Corp. Class A	70,735	7,567,938
Brown-Forman Corp. Class B	327,796	31,763,432
Coca-Cola Co. (The)	10,947,056	439,195,887
Coca-Cola Enterprises Inc.	651,336	31,492,096
Constellation Brands Inc. Class A	456,730	57,187,163
Dr Pepper Snapple Group Inc.	534,686	42,266,928
Monster Beverage Corp.(a)(b)	417,711	56,449,464
PepsiCo Inc.	4,120,742	388,585,971

		1,054,508,879
BIOTECHNOLOGY - 6.87%
AbbVie Inc.	4,621,124	251,435,357
Agios Pharmaceuticals Inc.(a)(b)	71,869	5,073,233
Alexion Pharmaceuticals Inc.(a)	602,408	94,210,587
Alkermes PLC(a)	343,819	20,171,861
Alnylam Pharmaceuticals Inc.(a)(b)	169,669	13,634,601
Amgen Inc.	2,122,624	293,601,352
Baxalta Inc.	964,988	30,406,772
Biogen Inc.(a)	656,713	191,635,420
BioMarin Pharmaceutical Inc.(a)	447,667	47,148,288
Bluebird Bio Inc.(a)(b)	100,098	8,563,384
Celgene Corp.(a)	2,214,261	239,516,612
Gilead Sciences Inc.	4,102,741	402,848,139
Incyte Corp.(a)(b)	436,811	48,193,358
Intercept Pharmaceuticals Inc.(a)(b)	44,370	7,359,208
Intrexon Corp.(a)(b)	128,764	4,094,695
Isis Pharmaceuticals Inc.(a)(b)	334,980	13,539,891
Juno Therapeutics Inc.(a)(b)	33,175	1,349,891
Medivation Inc.(a)	439,934	18,697,195
OPKO Health Inc.(a)(b)	840,476	7,068,403
Puma Biotechnology Inc.(a)(b)	69,566	5,242,494
Regeneron Pharmaceuticals Inc.(a)	219,005	101,867,986
Seattle Genetics Inc.(a)(b)	294,519	11,356,653
United Therapeutics Corp.(a)(b)	129,115	16,945,052
Vertex Pharmaceuticals Inc.(a)	680,537	70,871,123

		1,904,831,555
BUILDING PRODUCTS - 0.30%
Allegion PLC	267,684	15,434,659
AO Smith Corp.	206,594	13,467,863
Armstrong World Industries Inc.(a)	68,391	3,264,986
Fortune Brands Home & Security Inc.	155,195	7,367,107
Lennox International Inc.	113,368	12,847,995
Masco Corp.	973,317	24,508,122
USG Corp.(a)(b)	257,172	6,845,919

		83,736,651
CAPITAL MARKETS - 1.24%
Affiliated Managers Group Inc.(a)	152,973	26,156,853
Ameriprise Financial Inc.	421,851	46,036,600
Artisan Partners Asset Management Inc.	98,744	3,478,751
Bank of New York Mellon Corp. (The)	339,371	13,286,375
BlackRock Inc.(c)	111,288	33,104,841
Charles Schwab Corp. (The)	2,261,447	64,586,926
Eaton Vance Corp. NVS	327,637	10,949,629

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 Growth ETF

September 30, 2015

Federated Investors Inc. Class B	260,613	7,531,716
Interactive Brokers Group Inc. Class A	13,927	549,699
Invesco Ltd.	149,745	4,676,536
Lazard Ltd. Class A	352,460	15,261,518
Legg Mason Inc.	88,837	3,696,508
LPL Financial Holdings Inc.(b)	229,472	9,126,101
NorthStar Asset Management Group Inc./New York	539,123	7,741,806
SEI Investments Co.	389,334	18,777,579
T Rowe Price Group Inc.	727,562	50,565,559
TD Ameritrade Holding Corp.	635,714	20,241,134
Waddell & Reed Financial Inc. Class A	219,737	7,640,255

		343,408,386
CHEMICALS - 2.82%
Air Products & Chemicals Inc.	493,482	62,958,434
Airgas Inc.	42,524	3,798,669
Ashland Inc.	17,854	1,796,470
Axalta Coating Systems Ltd.(a)	280,345	7,103,942
Celanese Corp. Series A	30,261	1,790,543
CF Industries Holdings Inc.	656,120	29,459,788
Chemours Co. (The)	232,343	1,503,259
Cytec Industries Inc.	19,457	1,436,899
Dow Chemical Co. (The)	422,449	17,911,838
Eastman Chemical Co.	102,952	6,663,053
Ecolab Inc.	737,092	80,873,734
EI du Pont de Nemours & Co.	1,167,664	56,281,405
FMC Corp.	271,269	9,198,732
Huntsman Corp.	361,307	3,501,065
International Flavors & Fragrances Inc.	225,783	23,314,353
LyondellBasell Industries NV Class A	1,074,994	89,611,500
Monsanto Co.	1,329,207	113,434,525
NewMarket Corp.	23,643	8,440,551
Platform Specialty Products Corp.(a)(b)	60,057	759,721
PPG Industries Inc.	759,001	66,556,798
Praxair Inc.	670,514	68,298,556
RPM International Inc.	372,890	15,620,362
Scotts Miracle-Gro Co. (The) Class A	112,651	6,851,434
Sherwin-Williams Co. (The)	226,086	50,367,439
Sigma-Aldrich Corp.	130,182	18,084,883
Valspar Corp. (The)	227,348	16,341,774
WR Grace & Co.(a)(b)	203,424	18,928,603

		780,888,330
COMMERCIAL SERVICES & SUPPLIES - 0.50%
Cintas Corp.	266,458	22,848,773
Clean Harbors Inc.(a)(b)	110,312	4,850,419
Copart Inc.(a)	354,789	11,672,558
Covanta Holding Corp.	318,306	5,554,440
KAR Auction Services Inc.	132,483	4,703,146
Pitney Bowes Inc.	217,090	4,309,237
Rollins Inc.	264,060	7,095,292
RR Donnelley & Sons Co.	304,607	4,435,078
Stericycle Inc.(a)(b)	237,741	33,119,699
Tyco International PLC	1,026,332	34,341,069
Waste Management Inc.	106,966	5,327,976

		138,257,687
COMMUNICATIONS EQUIPMENT - 0.54%
Arista Networks Inc.(a)(b)	93,772	5,737,909
ARRIS Group Inc.(a)	63,180	1,640,784

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 Growth ETF

September 30, 2015

CommScope Holding Co. Inc.(a)	129,666	3,893,870
F5 Networks Inc.(a)(b)	200,747	23,246,502
Harris Corp.	57,753	4,224,632
Juniper Networks Inc.	194,386	4,997,664
Motorola Solutions Inc.	493,149	33,721,529
Palo Alto Networks Inc.(a)	202,550	34,838,600
QUALCOMM Inc.	691,049	37,130,063

		149,431,553
CONSTRUCTION & ENGINEERING - 0.02%
AECOM(a)	55,206	1,518,717
Quanta Services Inc.(a)(b)	112,621	2,726,555

		4,245,272
CONSTRUCTION MATERIALS - 0.06%
Eagle Materials Inc.	140,943	9,643,320
Martin Marietta Materials Inc.	26,273	3,992,182
Vulcan Materials Co.	48,335	4,311,482

		17,946,984
CONSUMER FINANCE - 0.19%
Ally Financial Inc.(a)	99,108	2,019,821
American Express Co.	467,674	34,668,674
Credit Acceptance Corp.(a)(b)	23,637	4,653,416
LendingClub Corp.(a)(b)	185,678	2,456,520
Santander Consumer USA Holdings Inc.(a)	12,273	250,615
SLM Corp.(a)	1,089,276	8,060,642

		52,109,688
CONTAINERS & PACKAGING - 0.39%
AptarGroup Inc.	32,208	2,124,440
Avery Dennison Corp.	237,147	13,415,406
Ball Corp.	384,760	23,932,072
Bemis Co. Inc.	29,542	1,168,977
Crown Holdings Inc.(a)	170,261	7,789,441
Graphic Packaging Holding Co.	527,887	6,751,675
Owens-Illinois Inc.(a)	28,256	585,464
Packaging Corp. of America	273,635	16,461,882
Sealed Air Corp.	587,332	27,534,124
Silgan Holdings Inc.	112,960	5,878,438
WestRock Co.	69,326	3,566,129

		109,208,048
DISTRIBUTORS - 0.20%
Genuine Parts Co.	394,574	32,706,239
LKQ Corp.(a)	849,066	24,079,512

		56,785,751
DIVERSIFIED CONSUMER SERVICES - 0.18%
H&R Block Inc.	718,443	26,007,637
Service Corp. International/U.S.	565,411	15,322,638
ServiceMaster Global Holdings Inc.(a)	285,695	9,585,067

		50,915,342

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 Growth ETF

September 30, 2015

DIVERSIFIED FINANCIAL SERVICES - 0.80%
Berkshire Hathaway Inc. Class B(a)	337,529	44,013,782
CBOE Holdings Inc.	232,869	15,620,853
Intercontinental Exchange Inc.	110,569	25,982,609
Leucadia National Corp.	122,467	2,481,181
McGraw Hill Financial Inc.	764,156	66,099,494
Moody’s Corp.	495,623	48,670,179
MSCI Inc.	314,157	18,679,775

		221,547,873
DIVERSIFIED TELECOMMUNICATION SERVICES - 2.00%
AT&T Inc.	2,498,301	81,394,647
Level 3 Communications Inc.(a)	95,731	4,182,487
Verizon Communications Inc.	10,566,218	459,736,145
Zayo Group Holdings Inc.(a)(b)	345,085	8,751,356

		554,064,635
ELECTRIC UTILITIES - 0.02%
ITC Holdings Corp.	159,300	5,311,062

		5,311,062
ELECTRICAL EQUIPMENT - 0.58%
Acuity Brands Inc.	121,258	21,290,480
AMETEK Inc.	673,618	35,243,694
Babcock & Wilcox Enterprises Inc.(a)	29,608	497,414
Emerson Electric Co.	1,285,605	56,785,173
Hubbell Inc. Class B	21,245	1,804,763
Regal Beloit Corp.	6,602	372,683
Rockwell Automation Inc.	375,296	38,081,285
Solarcity Corp.(a)(b)	164,240	7,014,690

		161,090,182
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.41%
Amphenol Corp. Class A	862,533	43,954,682
CDW Corp./DE	369,336	15,091,069
Cognex Corp.	242,321	8,328,573
Fitbit Inc.(a)	79,159	2,983,249
FLIR Systems Inc.	245,929	6,883,553
Ingram Micro Inc. Class A	24,340	663,022
IPG Photonics Corp.(a)(b)	96,057	7,297,450
Jabil Circuit Inc.	100,241	2,242,391
Keysight Technologies Inc.(a)	398,442	12,287,951
National Instruments Corp.	68,799	1,911,924
Trimble Navigation Ltd.(a)(b)	38,244	627,966
Zebra Technologies Corp. Class A(a)(b)	145,063	11,104,573

		113,376,403
ENERGY EQUIPMENT & SERVICES - 0.16%
FMC Technologies Inc.(a)	418,484	12,973,004
Oceaneering International Inc.	48,062	1,887,875
RPC Inc.	19,973	176,761
Schlumberger Ltd.	428,680	29,566,060

		44,603,700
FOOD & STAPLES RETAILING - 2.37%
Costco Wholesale Corp.	1,228,317	177,577,789
CVS Health Corp.	2,920,054	281,726,810
Kroger Co. (The)	2,737,145	98,728,820
Rite Aid Corp.(a)(b)	1,645,864	9,990,394

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 Growth ETF

September 30, 2015

Sprouts Farmers Market Inc.(a)(b)	426,723	9,003,855
Sysco Corp.	517,676	20,173,834
Walgreens Boots Alliance Inc.	362,473	30,121,506
Whole Foods Market Inc.	915,932	28,989,248

		656,312,256
FOOD PRODUCTS - 1.71%
Blue Buffalo Pet Products Inc.(a)	70,174	1,256,592
Campbell Soup Co.	287,354	14,563,101
ConAgra Foods Inc.	161,541	6,544,026
Flowers Foods Inc.	431,583	10,677,363
General Mills Inc.	1,664,196	93,411,322
Hain Celestial Group Inc. (The)(a)(b)	286,962	14,807,239
Hershey Co. (The)	406,422	37,342,053
Hormel Foods Corp.	373,740	23,661,479
Ingredion Inc.	24,384	2,128,967
Kellogg Co.	627,555	41,763,785
Keurig Green Mountain Inc.(b)	361,160	18,830,882
Kraft Heinz Co. (The)	1,652,589	116,639,732
McCormick & Co. Inc./MD	356,454	29,293,390
Mead Johnson Nutrition Co.	565,549	39,814,650
Pilgrim’s Pride Corp.(b)	18,263	379,505
Tyson Foods Inc. Class A	41,810	1,802,011
WhiteWave Foods Co. (The)(a)(b)	489,080	19,636,562

		472,552,659
HEALTH CARE EQUIPMENT & SUPPLIES - 1.75%
Alere Inc.(a)	152,015	7,319,522
Align Technology Inc.(a)(b)	226,362	12,848,307
Baxter International Inc.	964,911	31,697,326
Becton Dickinson and Co.	584,589	77,551,577
Boston Scientific Corp.(a)	290,861	4,773,029
Cooper Companies Inc. (The)	92,218	13,727,572
CR Bard Inc.	207,095	38,583,869
DENTSPLY International Inc.	99,555	5,034,496
DexCom Inc.(a)(b)	221,547	19,022,025
Edwards Lifesciences Corp.(a)(b)	300,012	42,652,706
Hill-Rom Holdings Inc.	144,829	7,529,660
Hologic Inc.(a)	686,454	26,860,945
IDEXX Laboratories Inc.(a)(b)	261,525	19,418,231
Intuitive Surgical Inc.(a)	102,858	47,271,480
ResMed Inc.	393,872	20,071,717
Sirona Dental Systems Inc.(a)	155,575	14,521,371
St. Jude Medical Inc.	443,438	27,976,503
Stryker Corp.	478,136	44,992,598
Varian Medical Systems Inc.(a)(b)	278,629	20,557,248
Zimmer Biomet Holdings Inc.	29,384	2,760,039

		485,170,221
HEALTH CARE PROVIDERS & SERVICES - 3.73%
Acadia Healthcare Co. Inc.(a)(b)	143,771	9,527,704
Aetna Inc.	239,749	26,230,938
AmerisourceBergen Corp.	613,355	58,262,591
Anthem Inc.	146,500	20,510,000
Brookdale Senior Living Inc.(a)	110,632	2,540,111
Cardinal Health Inc.	834,998	64,144,546
Centene Corp.(a)(b)	332,799	18,047,690
Cigna Corp.	718,526	97,015,381
DaVita HealthCare Partners Inc.(a)	141,325	10,222,037
Envision Healthcare Holdings Inc.(a)	518,641	19,080,802

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 Growth ETF

September 30, 2015

Express Scripts Holding Co.(a)(b)	1,584,679	128,295,612
HCA Holdings Inc.(a)(b)	69,558	5,381,007
Health Net Inc./CA(a)	35,400	2,131,788
Henry Schein Inc.(a)(b)	233,683	31,014,408
Humana Inc.	387,235	69,315,065
Laboratory Corp. of America Holdings(a)	92,430	10,025,882
LifePoint Health Inc.(a)(b)	12,077	856,259
McKesson Corp.	646,451	119,612,829
MEDNAX Inc.(a)	150,147	11,529,788
Patterson Companies Inc.	131,000	5,665,750
Premier Inc.(a)(b)	104,630	3,596,133
Tenet Healthcare Corp.(a)(b)	277,983	10,263,132
UnitedHealth Group Inc.	2,524,599	292,878,730
Universal Health Services Inc. Class B	45,971	5,737,641
VCA Inc.(a)	217,275	11,439,529

		1,033,325,353
HEALTH CARE TECHNOLOGY - 0.30%
Allscripts Healthcare Solutions Inc.(a)	156,442	1,939,881
athenahealth Inc.(a)(b)	107,977	14,398,733
Cerner Corp.(a)(b)	836,646	50,165,294
IMS Health Holdings Inc.(a)(b)	371,963	10,824,123
Inovalon Holdings Inc.(a)(b)	70,538	1,469,307
Veeva Systems Inc.(a)(b)	197,530	4,624,177

		83,421,515
HOTELS, RESTAURANTS & LEISURE - 3.43%
Aramark	495,099	14,674,734
Brinker International Inc.	170,017	8,954,795
Chipotle Mexican Grill Inc.(a)	86,674	62,426,949
Choice Hotels International Inc.	98,577	4,697,194
Darden Restaurants Inc.	69,627	4,772,235
Domino’s Pizza Inc.	154,468	16,668,642
Dunkin’ Brands Group Inc.	269,606	13,210,694
Extended Stay America Inc.	166,083	2,786,873
Hilton Worldwide Holdings Inc.	1,448,729	33,233,843
International Game Technology PLC(b)	176,234	2,701,667
Las Vegas Sands Corp.	1,020,765	38,758,447
Marriott International Inc./MD Class A	584,386	39,855,125
McDonald’s Corp.	2,675,928	263,659,186
MGM Resorts International(a)(b)	86,704	1,599,689
Norwegian Cruise Line Holdings Ltd.(a)	337,443	19,335,484
Panera Bread Co. Class A(a)(b)	70,454	13,626,508
Six Flags Entertainment Corp.	200,053	9,158,426
Starbucks Corp.	4,189,028	238,104,352
Starwood Hotels & Resorts Worldwide Inc.	476,705	31,691,348
Wyndham Worldwide Corp.	334,960	24,083,624
Wynn Resorts Ltd.	201,250	10,690,400
Yum! Brands Inc.	1,207,203	96,515,880

		951,206,095
HOUSEHOLD DURABLES - 0.64%
DR Horton Inc.	377,986	11,097,669
GoPro Inc.(a)(b)	250,300	7,814,366
Harman International Industries Inc.	198,968	19,098,938
Jarden Corp.(a)(b)	589,954	28,836,952
Leggett & Platt Inc.	385,449	15,899,771
Lennar Corp. Class A	189,536	9,122,368
Lennar Corp. Class B	10,582	419,047
Mohawk Industries Inc.(a)	121,018	21,999,862

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 Growth ETF

September 30, 2015

Newell Rubbermaid Inc.	379,074	15,053,029
NVR Inc.(a)(b)	11,354	17,317,348
Tempur Sealy International Inc.(a)(b)	169,780	12,127,385
Toll Brothers Inc.(a)	170,485	5,837,406
TopBuild Corp.(a)	107,732	3,336,460
Tupperware Brands Corp.	131,152	6,490,713
Whirlpool Corp.	16,623	2,447,903

		176,899,217
HOUSEHOLD PRODUCTS - 1.08%
Church & Dwight Co. Inc.	365,991	30,706,645
Clorox Co. (The)	290,768	33,592,427
Colgate-Palmolive Co.	2,214,766	140,549,050
Kimberly-Clark Corp.	806,109	87,898,125
Spectrum Brands Holdings Inc.	70,297	6,432,879

		299,179,126
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 0.01%
Calpine Corp.(a)	120,134	1,753,956
TerraForm Power Inc.	7,394	105,143

		1,859,099
INDUSTRIAL CONGLOMERATES - 1.08%
3M Co.	1,770,935	251,065,455
Carlisle Companies Inc.	39,466	3,448,539
Danaher Corp.	321,363	27,383,341
Roper Technologies Inc.	107,696	16,875,963

		298,773,298
INSURANCE - 0.49%
AmTrust Financial Services Inc.	5,974	376,243
Aon PLC	786,884	69,725,791
Arthur J Gallagher & Co.	259,164	10,698,290
Erie Indemnity Co. Class A	67,519	5,600,026
Markel Corp.(a)(b)	3,997	3,205,034
Marsh & McLennan Companies Inc.	897,900	46,888,338

		136,493,722
INTERNET & CATALOG RETAIL - 3.37%
Amazon.com Inc.(a)	1,064,133	544,719,041
Expedia Inc.	275,029	32,365,413
Groupon Inc.(a)(b)	1,377,494	4,490,630
Liberty Interactive Corp. QVC Group Series A(a)	563,589	14,782,940
Liberty Ventures Series A(a)	396,648	16,004,747
Netflix Inc.(a)(b)	1,184,744	122,336,665
Priceline Group Inc. (The)(a)	144,724	179,003,327
TripAdvisor Inc.(a)(b)	313,210	19,738,494

		933,441,257
INTERNET SOFTWARE & SERVICES - 6.71%
Akamai Technologies Inc.(a)(b)	498,176	34,404,035
Alphabet Inc. Class A(a)	804,757	513,732,726
Alphabet Inc. Class C(a)	821,213	499,642,413
CoStar Group Inc.(a)(b)	90,674	15,692,042
eBay Inc.(a)	3,391,636	82,891,584
Facebook Inc. Class A(a)	6,041,339	543,116,376
GoDaddy Inc. Class A(a)(b)	65,647	1,654,961

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 Growth ETF

September 30, 2015

HomeAway Inc.(a)	84,751	2,249,292
IAC/InterActiveCorp	205,736	13,428,389
LinkedIn Corp. Class A(a)(b)	305,504	58,085,476
Pandora Media Inc.(a)(b)	588,802	12,565,035
Rackspace Hosting Inc.(a)(b)	342,257	8,446,903
Twitter Inc.(a)	1,578,061	42,512,963
VeriSign Inc.(a)(b)	289,077	20,397,273
Yelp Inc.(a)(b)	180,640	3,912,662
Zillow Group Inc. Class A(a)(b)	73,111	2,100,479
Zillow Group Inc. Class C(a)(b)	146,189	3,947,103

		1,858,779,712
IT SERVICES - 6.17%
Accenture PLC Class A	1,753,616	172,310,308
Alliance Data Systems Corp.(a)(b)	173,248	44,867,767
Automatic Data Processing Inc.	1,052,619	84,588,463
Black Knight Financial Services Inc. Class A(a)	50,490	1,643,450
Booz Allen Hamilton Holding Corp.	261,955	6,865,841
Broadridge Financial Solutions Inc.	335,228	18,554,870
Cognizant Technology Solutions Corp. Class A(a)	1,704,478	106,717,368
CoreLogic Inc./U.S.(a)	112,662	4,194,406
DST Systems Inc.	78,935	8,299,226
Fidelity National Information Services Inc.	341,228	22,889,574
Fiserv Inc.(a)(b)	661,112	57,258,910
FleetCor Technologies Inc.(a)(b)	256,095	35,243,794
Gartner Inc.(a)(b)	232,084	19,478,810
Genpact Ltd.(a)	442,606	10,449,928
Global Payments Inc.	185,626	21,296,871
International Business Machines Corp.	1,406,955	203,966,266
Jack Henry & Associates Inc.	228,075	15,876,301
Leidos Holdings Inc.	15,962	659,390
MasterCard Inc. Class A	2,790,790	251,505,995
Paychex Inc.	789,673	37,612,125
PayPal Holdings Inc.(a)	3,391,577	105,274,550
Sabre Corp.	316,155	8,593,093
Teradata Corp.(a)(b)	293,465	8,498,746
Total System Services Inc.	461,596	20,970,306
Vantiv Inc. Class A(a)	401,012	18,013,459
VeriFone Systems Inc.(a)	319,590	8,862,231
Visa Inc. Class A	5,464,621	380,665,499
Western Union Co. (The)(b)	1,440,868	26,454,336
WEX Inc.(a)	107,455	9,331,392

		1,710,943,275
LEISURE PRODUCTS - 0.18%
Brunswick Corp./DE	190,046	9,101,303
Hasbro Inc.(b)	252,854	18,240,887
Polaris Industries Inc.	185,455	22,230,491
Vista Outdoor Inc.(a)	23,095	1,026,111

		50,598,792
LIFE SCIENCES TOOLS & SERVICES - 0.73%
Bio-Techne Corp.	42,677	3,945,915
Bruker Corp.(a)(b)	308,817	5,073,863
Charles River Laboratories International Inc.(a)	131,763	8,369,586
Illumina Inc.(a)(b)	402,307	70,733,617
Mettler-Toledo International Inc.(a)(b)	78,070	22,229,652
PerkinElmer Inc.	48,799	2,242,802
Quintiles Transnational Holdings Inc.(a)(b)	209,911	14,603,508
Thermo Fisher Scientific Inc.	374,538	45,798,507

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 Growth ETF

September 30, 2015

VWR Corp.(a)(b)	41,866	1,075,537
Waters Corp.(a)(b)	230,484	27,245,514

		201,318,501
MACHINERY - 1.35%
Allison Transmission Holdings Inc.	271,360	7,242,598
Caterpillar Inc.	293,532	19,185,252
Cummins Inc.	376,650	40,896,657
Deere & Co.	168,399	12,461,526
Donaldson Co. Inc.	341,596	9,592,016
Flowserve Corp.	174,265	7,169,262
Graco Inc.	164,315	11,014,034
IDEX Corp.	199,117	14,197,042
Illinois Tool Works Inc.	835,406	68,762,268
Ingersoll-Rand PLC	51,543	2,616,838
Lincoln Electric Holdings Inc.	195,355	10,242,463
Middleby Corp. (The)(a)(b)	160,304	16,862,378
Nordson Corp.	170,702	10,743,984
PACCAR Inc.	895,514	46,718,965
Parker-Hannifin Corp.	175,687	17,094,345
Snap-on Inc.	162,153	24,475,374
Stanley Black & Decker Inc.	39,338	3,814,999
Toro Co. (The)	154,861	10,923,895
Valmont Industries Inc.	3,430	325,473
WABCO Holdings Inc.(a)	152,636	16,000,832
Wabtec Corp./DE	269,682	23,745,500

		374,085,701
MEDIA - 5.49%
AMC Networks Inc. Class A(a)(b)	167,978	12,290,950
Cablevision Systems Corp. Class A	81,115	2,633,804
CBS Corp. Class B NVS	1,374,053	54,824,715
Charter Communications Inc. Class A(a)(b)	209,115	36,772,873
Cinemark Holdings Inc.	325,044	10,560,680
Clear Channel Outdoor Holdings Inc. Class A(a)	39,360	280,637
Comcast Corp. Class A	5,351,732	304,406,516
Comcast Corp. Class A Special NVS(b)	961,032	55,009,472
Discovery Communications Inc. Class A(a)(b)	394,184	10,260,610
Discovery Communications Inc. Class C NVS(a)	698,083	16,956,436
DISH Network Corp. Class A(a)	408,892	23,854,759
Interpublic Group of Companies Inc. (The)	1,155,610	22,106,819
Lions Gate Entertainment Corp.	264,027	9,716,194
Live Nation Entertainment Inc.(a)(b)	405,120	9,739,085
Madison Square Garden Co. (The) Class A(a)(b)	171,050	12,339,547
Morningstar Inc.	53,578	4,300,170
Omnicom Group Inc.	682,126	44,952,103
Regal Entertainment Group Class A	230,219	4,302,793
Scripps Networks Interactive Inc. Class A	256,183	12,601,642
Sirius XM Holdings Inc.(a)(b)	6,417,879	24,002,867
Starz Series A(a)(b)	240,045	8,963,280
Time Warner Cable Inc.	790,394	141,772,972
Time Warner Inc.	1,185,638	81,512,613
Twenty-First Century Fox Inc. Class A	2,379,590	64,201,338
Twenty-First Century Fox Inc. Class B	913,456	24,727,254
Viacom Inc. Class A	28,720	1,271,434
Viacom Inc. Class B NVS	967,711	41,756,730
Walt Disney Co. (The)	4,736,881	484,109,238

		1,520,227,531

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 Growth ETF

September 30, 2015

METALS & MINING - 0.04%
Compass Minerals International Inc.	93,639	7,338,488
Royal Gold Inc.	9,555	448,894
Southern Copper Corp.(b)	103,805	2,773,670
Steel Dynamics Inc.	74,657	1,282,607
Tahoe Resources Inc.	57,081	441,807

		12,285,466
MULTI-UTILITIES - 0.02%
Dominion Resources Inc./VA	82,534	5,808,743

		5,808,743
MULTILINE RETAIL - 0.65%
Dillard’s Inc. Class A	7,891	689,595
Dollar General Corp.	847,937	61,424,556
Dollar Tree Inc.(a)	642,460	42,826,384
Macy’s Inc.	686,826	35,247,910
Nordstrom Inc.	391,347	28,063,493
Sears Holdings Corp.(a)(b)	3,833	86,626
Target Corp.	147,427	11,596,608

		179,935,172
OIL, GAS & CONSUMABLE FUELS - 0.53%
Cabot Oil & Gas Corp.	1,154,909	25,246,311
Continental Resources Inc./OK(a)(b)	78,429	2,272,088
CVR Energy Inc.	14,615	599,946
EOG Resources Inc.	131,227	9,553,326
HollyFrontier Corp.	80,693	3,941,046
Marathon Petroleum Corp.	113,329	5,250,533
Memorial Resource Development Corp.(a)(b)	229,660	4,037,423
ONEOK Inc.	261,267	8,412,797
Range Resources Corp.	31,033	996,780
Targa Resources Corp.	76,041	3,917,632
Teekay Corp.	50,340	1,492,078
Tesoro Corp.	21,351	2,076,171
Williams Companies Inc. (The)	2,091,012	77,053,792
World Fuel Services Corp.	36,339	1,300,936

		146,150,859
PAPER & FOREST PRODUCTS - 0.15%
International Paper Co.	1,116,454	42,190,797

		42,190,797
PERSONAL PRODUCTS - 0.23%
Coty Inc. Class A	231,366	6,260,764
Estee Lauder Companies Inc. (The) Class A	585,681	47,252,743
Herbalife Ltd.(a)(b)	173,720	9,467,740
Nu Skin Enterprises Inc. Class A	34,247	1,413,716

		64,394,963
PHARMACEUTICALS - 3.38%
Akorn Inc.(a)	217,904	6,211,354
Allergan PLC(a)	495,229	134,608,194
Bristol-Myers Squibb Co.	4,653,767	275,503,006
Eli Lilly & Co.	2,731,690	228,615,136
Endo International PLC(a)	210,061	14,553,026

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 Growth ETF

September 30, 2015

Jazz Pharmaceuticals PLC(a)	170,188	22,602,668
Johnson & Johnson	998,710	93,229,579
Mallinckrodt PLC(a)	129,322	8,268,849
Merck & Co. Inc.	899,254	44,414,155
Mylan NV(a)	995,036	40,060,149
Perrigo Co. PLC	75,804	11,921,695
Zoetis Inc.	1,395,888	57,482,668

		937,470,479
PROFESSIONAL SERVICES - 0.53%
Dun & Bradstreet Corp. (The)	29,667	3,115,035
Equifax Inc.	332,286	32,291,554
IHS Inc. Class A(a)(b)	164,613	19,095,108
Nielsen Holdings PLC	708,072	31,487,962
Robert Half International Inc.	377,600	19,318,016
Towers Watson & Co. Class A	34,322	4,028,716
TransUnion(a)	70,345	1,766,841
Verisk Analytics Inc. Class A(a)	471,702	34,863,495

		145,966,727
REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.43%
American Tower Corp.	1,181,207	103,922,592
Boston Properties Inc.(b)	391,053	46,300,675
Columbia Property Trust Inc.(b)	42,441	984,631
Crown Castle International Corp.(b)	931,828	73,493,274
Digital Realty Trust Inc.(b)	218,331	14,261,381
Empire State Realty Trust Inc. Class A	145,954	2,485,597
Equinix Inc.	158,924	43,449,822
Equity Lifestyle Properties Inc.	236,044	13,825,097
Extra Space Storage Inc.	342,476	26,425,448
Federal Realty Investment Trust	191,760	26,165,652
Gaming and Leisure Properties Inc.(b)	33,372	991,148
Healthcare Trust of America Inc. Class A(b)	34,127	836,453
Iron Mountain Inc.(b)	229,574	7,121,385
Lamar Advertising Co. Class A(b)	227,105	11,850,339
Omega Healthcare Investors Inc.(b)	138,238	4,859,066
Plum Creek Timber Co. Inc.(b)	200,282	7,913,142
Post Properties Inc.(b)	51,176	2,983,049
Public Storage	369,198	78,133,373
Simon Property Group Inc.	869,000	159,652,680
Tanger Factory Outlet Centers Inc.(b)	266,714	8,793,560
Taubman Centers Inc.	63,695	4,400,051
Welltower Inc.	441,052	29,868,041
Weyerhaeuser Co.	123,847	3,385,977

		672,102,433
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.18%
CBRE Group Inc. Class A(a)	797,879	25,532,128
Howard Hughes Corp. (The)(a)(b)	44,613	5,118,896
Jones Lang LaSalle Inc.	91,494	13,154,092
Realogy Holdings Corp.(a)	148,351	5,582,448

		49,387,564
ROAD & RAIL - 1.13%
AMERCO	9,727	3,827,283
Avis Budget Group Inc.(a)	296,602	12,955,575
CSX Corp.	712,802	19,174,374
Genesee & Wyoming Inc. Class A(a)	57,575	3,401,531
Hertz Global Holdings Inc.(a)(b)	1,134,814	18,985,438

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 Growth ETF

September 30, 2015

JB Hunt Transport Services Inc.	257,212	18,364,937
Landstar System Inc.	123,548	7,841,592
Old Dominion Freight Line Inc.(a)	195,621	11,932,881
Union Pacific Corp.	2,444,440	216,112,940

		312,596,551
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.05%
Altera Corp.	262,503	13,146,150
Analog Devices Inc.	801,012	45,185,087
Applied Materials Inc.	2,034,302	29,883,896
Atmel Corp.	1,161,063	9,369,778
Avago Technologies Ltd.(b)	716,363	89,552,539
Broadcom Corp. Class A	112,176	5,769,212
Freescale Semiconductor Ltd.(a)	281,705	10,304,769
Intel Corp.	927,005	27,939,931
KLA-Tencor Corp.	446,773	22,338,650
Lam Research Corp.	315,766	20,628,993
Linear Technology Corp.	668,181	26,961,103
Maxim Integrated Products Inc.	272,466	9,100,364
Microchip Technology Inc.	583,893	25,159,949
Micron Technology Inc.(a)	237,649	3,559,982
ON Semiconductor Corp.(a)	1,101,499	10,354,091
Qorvo Inc.(a)	416,966	18,784,318
Skyworks Solutions Inc.	533,548	44,930,077
SunEdison Inc.(a)(b)	697,659	5,009,192
SunPower Corp.(a)(b)	11,196	224,368
Texas Instruments Inc.	2,904,497	143,830,692
Xilinx Inc.	166,202	7,046,965

		569,080,106
SOFTWARE - 5.33%
Adobe Systems Inc.(a)	1,396,660	114,833,385
ANSYS Inc.(a)	47,190	4,159,327
Autodesk Inc.(a)(b)	472,388	20,851,206
Cadence Design Systems Inc.(a)(b)	819,030	16,937,540
CDK Global Inc.	447,994	21,405,153
Citrix Systems Inc.(a)(b)	446,932	30,963,449
Electronic Arts Inc.(a)(b)	878,367	59,509,364
FactSet Research Systems Inc.	116,738	18,655,900
FireEye Inc.(a)(b)	386,235	12,289,998
Fortinet Inc.(a)	399,215	16,958,653
Intuit Inc.	769,654	68,306,793
King Digital Entertainment PLC(b)	223,603	3,027,585
Microsoft Corp.	12,805,025	566,750,407
NetSuite Inc.(a)(b)	111,991	9,396,045
Oracle Corp.	5,307,326	191,700,615
PTC Inc.(a)	322,010	10,220,597
Red Hat Inc.(a)	511,335	36,754,760
salesforce.com inc.(a)	1,831,427	127,155,977
ServiceNow Inc.(a)(b)	430,114	29,871,417
SolarWinds Inc.(a)(b)	185,506	7,279,255
Solera Holdings Inc.	188,061	10,155,294
Splunk Inc.(a)(b)	349,905	19,367,242
SS&C Technologies Holdings Inc.	203,783	14,272,961

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 Growth ETF

September 30, 2015

Synopsys Inc.(a)	31,486	1,454,023
Tableau Software Inc. Class A(a)(b)	138,780	11,071,868
Ultimate Software Group Inc. (The)(a)(b)	80,048	14,329,393
VMware Inc. Class A(a)(b)	229,109	18,051,498
Workday Inc. Class A(a)(b)	296,238	20,398,949

		1,476,128,654
SPECIALTY RETAIL - 4.79%
Aaron’s Inc.	26,678	963,343
Advance Auto Parts Inc.	204,270	38,715,293
AutoNation Inc.(a)	204,316	11,887,105
AutoZone Inc.(a)(b)	87,212	63,126,662
Bed Bath & Beyond Inc.(a)(b)	477,570	27,231,041
Cabela’s Inc.(a)(b)	13,341	608,350
CarMax Inc.(a)(b)	583,708	34,625,559
CST Brands Inc.	176,907	5,954,690
Dick’s Sporting Goods Inc.	176,286	8,745,548
DSW Inc. Class A	12,235	309,668
Foot Locker Inc.	337,794	24,311,034
Gap Inc. (The)	665,776	18,974,616
GNC Holdings Inc. Class A	243,031	9,823,313
Home Depot Inc. (The)	3,626,389	418,811,666
L Brands Inc.	690,876	62,268,654
Lowe’s Companies Inc.	2,656,958	183,117,545
Michaels Companies Inc. (The)(a)(b)	174,318	4,026,746
Murphy USA Inc.(a)	7,677	421,851
O’Reilly Automotive Inc.(a)(b)	281,965	70,491,250
Office Depot Inc.(a)	269,493	1,730,145
Penske Automotive Group Inc.	44,399	2,150,688
Ross Stores Inc.	1,155,296	55,997,197
Sally Beauty Holdings Inc.(a)(b)	442,394	10,506,857
Signet Jewelers Ltd.	223,987	30,491,350
Tiffany & Co.	238,069	18,383,688
TJX Companies Inc. (The)	1,899,508	135,662,861
Tractor Supply Co.	380,662	32,097,420
Ulta Salon Cosmetics & Fragrance Inc.(a)(b)	179,188	29,270,360
Urban Outfitters Inc.(a)(b)	257,117	7,554,097
Williams-Sonoma Inc.	256,303	19,568,734

		1,327,827,331
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 6.47%
3D Systems Corp.(a)(b)	114,118	1,318,063
Apple Inc.	16,083,045	1,773,959,863
EMC Corp./MA	442,726	10,696,260
NetApp Inc.	246,966	7,310,194

		1,793,284,380
TEXTILES, APPAREL & LUXURY GOODS - 1.67%
Carter’s Inc.	147,088	13,332,056
Coach Inc.	107,585	3,112,434
Fossil Group Inc.(a)(b)	95,653	5,345,090
Hanesbrands Inc.	1,120,789	32,435,634
Kate Spade & Co.(a)	355,069	6,785,369
lululemon athletica Inc.(a)(b)	311,953	15,800,419
Michael Kors Holdings Ltd.(a)(b)	554,843	23,436,568
NIKE Inc. Class B	1,892,964	232,777,783
Ralph Lauren Corp.	9,155	1,081,755
Skechers U.S.A. Inc. Class A(a)(b)	114,488	15,350,551
Under Armour Inc. Class A(a)(b)	498,749	48,268,928
VF Corp.	943,632	64,365,139

		462,091,726
TOBACCO - 2.00%
Altria Group Inc.	5,166,216	281,042,150
Philip Morris International Inc.	2,153,786	170,859,843
Reynolds American Inc.	2,305,287	102,055,056

		553,957,049

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 Growth ETF

September 30, 2015

TRADING COMPANIES & DISTRIBUTORS - 0.40%
Air Lease Corp.	14,590	451,123
Fastenal Co.(b)	820,271	30,030,121
HD Supply Holdings Inc.(a)	477,116	13,655,060
MSC Industrial Direct Co. Inc. Class A	40,646	2,480,625
United Rentals Inc.(a)	271,465	16,301,473
Watsco Inc.	72,411	8,579,255
WW Grainger Inc.	186,648	40,131,187

		111,628,844
WIRELESS TELECOMMUNICATION SERVICES - 0.07%
SBA Communications Corp. Class A(a)(b)	178,330	18,678,284

		18,678,284

TOTAL COMMON STOCKS (Cost: $22,331,506,484)		27,669,039,195
SHORT-TERM INVESTMENTS - 3.29%
MONEY MARKET FUNDS - 3.29%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.19%(c)(d)(e)	755,253,183	755,253,183
BlackRock Cash Funds: Prime, SL Agency Shares 0.19%(c)(d)(e)	41,398,141	41,398,141
BlackRock Cash Funds: Treasury, SL Agency Shares 0.01%(c)(d)	115,520,707	115,520,707

		912,172,031

TOTAL SHORT-TERM INVESTMENTS (Cost: $912,172,031)		912,172,031

TOTAL INVESTMENTS IN SECURITIES - 103.13% (Cost: $23,243,678,515)		28,581,211,226
Other Assets, Less Liabilities - (3.13)%		(867,650,973)

NET ASSETS - 100.00%		$27,713,560,253

NVS -	Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 1.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 Growth ETF

September 30, 2015

Open futures contracts as of September 30, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini	379	Dec. 2015	Chicago Mercantile	$36,169,865	$(461,493)

See notes to financial statements.

Schedule of Investments (Unaudited)

iShares® Russell 1000 Value ETF

September 30, 2015

Security	Shares	Value
COMMON STOCKS - 99.79%
AEROSPACE & DEFENSE - 2.35%
BWX Technologies Inc.	213,213	$5,620,295
General Dynamics Corp.	502,757	69,355,328
L-3 Communications Holdings Inc.	204,745	21,399,947
Lockheed Martin Corp.	190,166	39,423,313
Northrop Grumman Corp.	335,143	55,616,981
Orbital ATK Inc.	150,535	10,818,950
Precision Castparts Corp.	277,867	63,828,829
Raytheon Co.	758,171	82,837,764
Spirit AeroSystems Holdings Inc. Class A(a)	27,121	1,311,029
Textron Inc.	532,463	20,041,907
Triumph Group Inc.	122,587	5,158,461
United Technologies Corp.	2,008,146	178,704,913

		554,117,717
AIR FREIGHT & LOGISTICS - 0.28%
FedEx Corp.	449,834	64,767,099

		64,767,099
AIRLINES - 0.07%
Copa Holdings SA Class A(b)	81,890	3,433,648
JetBlue Airways Corp.(a)(b)	488,507	12,588,825

		16,022,473
AUTO COMPONENTS - 0.35%
Gentex Corp.	365,995	5,672,922
Goodyear Tire & Rubber Co. (The)	669,799	19,645,205
Johnson Controls Inc.	1,270,849	52,562,315
Lear Corp.	47,002	5,112,877

		82,993,319
AUTOMOBILES - 1.12%
Ford Motor Co.	9,700,571	131,636,748
General Motors Co.	3,993,101	119,872,892
Harley-Davidson Inc.	234,505	12,874,325

		264,383,965
BANKS - 11.59%
Associated Banc-Corp.	379,475	6,819,166
Bank of America Corp.	26,090,055	406,483,057
Bank of Hawaii Corp.	108,533	6,890,760
BankUnited Inc.	257,294	9,198,261
BB&T Corp.	1,927,587	68,622,097
BOK Financial Corp.	70,255	4,546,201
CIT Group Inc.	431,754	17,283,113
Citigroup Inc.	7,537,650	373,942,816
Citizens Financial Group Inc.	773,704	18,460,577
City National Corp./CA	119,624	10,534,089
Comerica Inc.	441,535	18,147,088
Commerce Bancshares Inc./MO	204,910	9,335,700
Cullen/Frost Bankers Inc.	134,880	8,575,670
East West Bancorp Inc.	356,819	13,708,986

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 Value ETF

September 30, 2015

Fifth Third Bancorp	2,012,829	38,062,596
First Horizon National Corp.	580,951	8,237,885
First Niagara Financial Group Inc.	883,412	9,019,637
First Republic Bank/CA	352,924	22,153,039
Huntington Bancshares Inc./OH	2,014,791	21,356,785
JPMorgan Chase & Co.	9,219,253	562,097,855
KeyCorp	2,108,522	27,431,871
M&T Bank Corp.	330,448	40,298,134
PacWest Bancorp	253,415	10,848,696
People’s United Financial Inc.	768,863	12,094,215
PNC Financial Services Group Inc. (The)(c)	1,286,778	114,780,598
Popular Inc.	257,509	7,784,497
Regions Financial Corp.	3,331,378	30,015,716
Signature Bank/New York NY(a)	10,460	1,438,878
SunTrust Banks Inc.	1,282,779	49,053,469
SVB Financial Group(a)	47,413	5,478,098
Synovus Financial Corp.	331,424	9,810,150
TCF Financial Corp.	420,274	6,371,354
U.S. Bancorp	4,161,874	170,678,453
Wells Fargo & Co.	11,573,713	594,310,163
Zions BanCorp.	504,146	13,884,181

		2,727,753,851
BEVERAGES - 0.13%
Brown-Forman Corp. Class A	4,764	509,700
Brown-Forman Corp. Class B	21,949	2,126,858
Molson Coors Brewing Co. Class B	342,368	28,423,392

		31,059,950
BIOTECHNOLOGY - 0.09%
Alkermes PLC(a)	63,616	3,732,351
Alnylam Pharmaceuticals Inc.(a)(b)	33,606	2,700,578
Baxalta Inc.	492,755	15,526,710

		21,959,639
BUILDING PRODUCTS - 0.11%
Armstrong World Industries Inc.(a)	36,235	1,729,859
Fortune Brands Home & Security Inc.	257,723	12,234,111
Owens Corning	293,460	12,298,908

		26,262,878
CAPITAL MARKETS - 3.07%
Ameriprise Financial Inc.	75,365	8,224,582
Bank of New York Mellon Corp. (The)	2,485,538	97,308,813
BlackRock Inc.(c)	212,606	63,243,907
Charles Schwab Corp. (The)	834,423	23,831,121
E*TRADE Financial Corp.(a)	719,335	18,940,090
Franklin Resources Inc.	963,918	35,915,585
Goldman Sachs Group Inc. (The)	1,073,292	186,495,218
Interactive Brokers Group Inc. Class A	130,779	5,161,847
Invesco Ltd.	936,686	29,252,704
Legg Mason Inc.	163,537	6,804,775
Morgan Stanley	3,808,630	119,971,845
Northern Trust Corp.	579,956	39,529,801
Raymond James Financial Inc.	316,882	15,726,854
State Street Corp.	1,022,910	68,749,781
TD Ameritrade Holding Corp.	98,303	3,129,967
Waddell & Reed Financial Inc. Class A	13,013	452,462

		722,739,352

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 Value ETF

September 30, 2015

CHEMICALS - 1.49%
Air Products & Chemicals Inc.	94,536	12,060,903
Airgas Inc.	130,612	11,667,570
Albemarle Corp.	278,451	12,279,689
Ashland Inc.	151,776	15,271,701
Cabot Corp.	157,900	4,983,324
Celanese Corp. Series A	353,126	20,894,465
Chemours Co. (The)	242,904	1,571,589
Cytec Industries Inc.	160,190	11,830,032
Dow Chemical Co. (The)	2,489,140	105,539,536
Eastman Chemical Co.	276,928	17,922,780
EI du Pont de Nemours & Co.	1,210,158	58,329,616
FMC Corp.	91,692	3,109,276
Huntsman Corp.	186,574	1,807,902
Mosaic Co. (The)	865,992	26,941,011
Platform Specialty Products Corp.(a)(b)	274,769	3,475,828
Praxair Inc.	119,431	12,165,242
Scotts Miracle-Gro Co. (The) Class A	11,437	695,598
Sigma-Aldrich Corp.	181,733	25,246,348
Westlake Chemical Corp.	100,109	5,194,656

		350,987,066
COMMERCIAL SERVICES & SUPPLIES - 0.55%
ADT Corp. (The)(b)	424,820	12,702,118
Clean Harbors Inc.(a)(b)	47,282	2,078,989
KAR Auction Services Inc.	234,187	8,313,638
Pitney Bowes Inc.	307,598	6,105,820
Republic Services Inc.	602,693	24,830,952
RR Donnelley & Sons Co.	246,532	3,589,506
Tyco International PLC	131,986	4,416,252
Waste Connections Inc.	307,400	14,933,492
Waste Management Inc.	1,042,084	51,906,204

		128,876,971
COMMUNICATIONS EQUIPMENT - 2.50%
ARRIS Group Inc.(a)(b)	281,899	7,320,917
Brocade Communications Systems Inc.	1,039,717	10,792,262
Cisco Systems Inc.	12,634,857	331,664,996
CommScope Holding Co. Inc.(a)(b)	145,842	4,379,635
EchoStar Corp. Class A(a)	109,748	4,722,456
Harris Corp.	255,078	18,658,956
Juniper Networks Inc.	806,296	20,729,870
Lumentum Holdings Inc.(a)(b)	116,510	1,974,845
QUALCOMM Inc.	3,434,357	184,528,002
Viavi Solutions Inc.(a)(b)	582,554	3,128,315

		587,900,254
CONSTRUCTION & ENGINEERING - 0.26%
AECOM(a)(b)	324,751	8,933,900
Chicago Bridge & Iron Co. NV(b)	243,715	9,665,737
Fluor Corp.	363,589	15,397,994
Jacobs Engineering Group Inc.(a)(b)	312,237	11,687,031
KBR Inc.	358,904	5,979,341
Quanta Services Inc.(a)(b)	408,055	9,879,011

		61,543,014
CONSTRUCTION MATERIALS - 0.20%
Martin Marietta Materials Inc.	144,019	21,883,687
Vulcan Materials Co.	286,545	25,559,814

		47,443,501

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 Value ETF

September 30, 2015

CONSUMER FINANCE - 1.44%
Ally Financial Inc.(a)	1,108,359	22,588,356
American Express Co.	1,730,471	128,279,815
Capital One Financial Corp.	1,357,621	98,454,675
Discover Financial Services	1,099,555	57,165,865
Navient Corp.	965,109	10,847,825
Santander Consumer USA Holdings Inc.(a)	208,634	4,260,306
SLM Corp.(a)	84,734	627,032
Springleaf Holdings Inc.(a)(b)	129,676	5,669,435
Synchrony Financial(a)	319,567	10,002,447

		337,895,756
CONTAINERS & PACKAGING - 0.33%
AptarGroup Inc.	126,933	8,372,501
Avery Dennison Corp.	15,847	896,465
Bemis Co. Inc.	216,018	8,547,832
Crown Holdings Inc.(a)	193,979	8,874,539
Graphic Packaging Holding Co.	346,183	4,427,681
Owens-Illinois Inc.(a)	375,970	7,790,098
Sonoco Products Co.	251,051	9,474,665
WestRock Co.	587,667	30,229,590

		78,613,371
DISTRIBUTORS - 0.01%
Genuine Parts Co.	26,915	2,230,984

		2,230,984
DIVERSIFIED CONSUMER SERVICES - 0.03%
Graham Holdings Co. Class B	8,682	5,009,514
H&R Block Inc.	44,519	1,611,588

		6,621,102
DIVERSIFIED FINANCIAL SERVICES - 3.10%
Berkshire Hathaway Inc. Class B(a)	4,320,017	563,330,217
CME Group Inc./IL	796,535	73,870,656
Intercontinental Exchange Inc.	178,141	41,861,353
Leucadia National Corp.	705,786	14,299,224
Nasdaq Inc.	287,287	15,321,016
Voya Financial Inc.	569,166	22,066,566

		730,749,032
DIVERSIFIED TELECOMMUNICATION SERVICES - 2.25%
AT&T Inc.	12,899,624	420,269,750
CenturyLink Inc.	1,401,059	35,194,602
Frontier Communications Corp.	2,901,985	13,784,429
Level 3 Communications Inc.(a)	633,345	27,670,843
Verizon Communications Inc.	729,829	31,754,860
Zayo Group Holdings Inc.(a)(b)	48,229	1,223,087

		529,897,571
ELECTRIC UTILITIES - 3.41%
American Electric Power Co. Inc.	1,217,378	69,220,113
Duke Energy Corp.	1,718,119	123,601,481

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 Value ETF

September 30, 2015

Edison International	809,619	51,062,670
Entergy Corp.	446,202	29,047,750
Eversource Energy	789,411	39,959,985
Exelon Corp.	2,140,007	63,558,208
FirstEnergy Corp.	1,048,887	32,840,652
Great Plains Energy Inc.	383,875	10,372,302
Hawaiian Electric Industries Inc.	267,262	7,667,747
ITC Holdings Corp.	243,668	8,123,891
NextEra Energy Inc.	1,103,442	107,640,767
OGE Energy Corp.	495,048	13,544,513
Pepco Holdings Inc.	627,994	15,210,015
Pinnacle West Capital Corp.	274,911	17,632,792
PPL Corp.	1,660,186	54,603,518
Southern Co. (The)	2,256,635	100,871,584
Westar Energy Inc.	352,179	13,537,761
Xcel Energy Inc.	1,259,712	44,606,402

		803,102,151
ELECTRICAL EQUIPMENT - 0.43%
Babcock & Wilcox Enterprises Inc.(a)	106,606	1,790,981
Eaton Corp. PLC	1,160,650	59,541,345
Emerson Electric Co.	516,663	22,821,005
Hubbell Inc. Class B	124,458	10,572,707
Regal Beloit Corp.	105,577	5,959,821

		100,685,859
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.54%
Arrow Electronics Inc.(a)	237,350	13,120,708
Avnet Inc.	336,978	14,382,221
Corning Inc.	3,127,377	53,540,694
Dolby Laboratories Inc. Class A	123,923	4,039,890
Fitbit Inc.(a)	34,161	1,287,419
FLIR Systems Inc.	128,631	3,600,382
Ingram Micro Inc. Class A	367,039	9,998,142
Jabil Circuit Inc.	392,428	8,778,614
Keysight Technologies Inc.(a)	66,849	2,061,623
National Instruments Corp.	218,182	6,063,278
Trimble Navigation Ltd.(a)(b)	609,091	10,001,274

		126,874,245
ENERGY EQUIPMENT & SERVICES - 2.05%
Baker Hughes Inc.	1,080,094	56,208,092
Cameron International Corp.(a)	475,725	29,171,457
Diamond Offshore Drilling Inc.(b)	159,765	2,763,934
Dril-Quip Inc.(a)(b)	96,898	5,641,402
Ensco PLC Class A	582,940	8,207,795
FMC Technologies Inc.(a)	200,514	6,215,934
Frank’s International NV	86,004	1,318,441
Halliburton Co.	2,114,130	74,734,495
Helmerich & Payne Inc.	239,019	11,296,038
Nabors Industries Ltd.	821,948	7,767,409
National Oilwell Varco Inc.	963,943	36,292,454
Noble Corp. PLC	602,005	6,567,875
Oceaneering International Inc.	202,681	7,961,310
Patterson-UTI Energy Inc.	365,265	4,799,582
Rowan Companies PLC Class A	310,430	5,013,444
RPC Inc.	125,100	1,107,135
Schlumberger Ltd.	2,772,783	191,238,843
Seadrill Ltd.(b)	929,680	5,485,112
Superior Energy Services Inc.	374,328	4,727,763
Weatherford International PLC(a)(b)	1,922,083	16,299,264

		482,817,779

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 Value ETF

September 30, 2015

FOOD & STAPLES RETAILING - 2.01%
CVS Health Corp.	204,301	19,710,961
Rite Aid Corp.(a)(b)	998,868	6,063,129
Sysco Corp.	1,015,193	39,562,071
Wal-Mart Stores Inc.	3,924,202	254,445,258
Walgreens Boots Alliance Inc.	1,813,371	150,691,130
Whole Foods Market Inc.	74,882	2,370,015

		472,842,564
FOOD PRODUCTS - 1.72%
Archer-Daniels-Midland Co.	1,541,476	63,894,180
Blue Buffalo Pet Products Inc.(a)	34,305	614,293
Bunge Ltd.	356,970	26,165,901
Campbell Soup Co.	178,041	9,023,118
ConAgra Foods Inc.	916,981	37,146,900
Flowers Foods Inc.	47,185	1,167,357
Ingredion Inc.	155,465	13,573,649
JM Smucker Co. (The)	297,399	33,930,252
Kellogg Co.	62,738	4,175,214
Mondelez International Inc. Class A	4,041,182	169,204,290
Pilgrim’s Pride Corp.(b)	141,758	2,945,731
Pinnacle Foods Inc.	289,878	12,140,091
Tyson Foods Inc. Class A	695,234	29,964,586

		403,945,562
GAS UTILITIES - 0.28%
AGL Resources Inc.	297,619	18,166,664
Atmos Energy Corp.	251,219	14,615,921
National Fuel Gas Co.	209,930	10,492,301
Questar Corp.	437,192	8,485,897
UGI Corp.	427,985	14,902,438

		66,663,221
HEALTH CARE EQUIPMENT & SUPPLIES - 2.48%
Abbott Laboratories	3,698,698	148,761,634
Alere Inc.(a)(b)	75,825	3,650,974
Baxter International Inc.	492,722	16,185,918
Boston Scientific Corp.(a)	3,071,612	50,405,153
Cooper Companies Inc. (The)	38,217	5,688,983
DENTSPLY International Inc.	258,697	13,082,307
Hill-Rom Holdings Inc.	11,410	593,206
Medtronic PLC	3,540,342	236,990,493
St. Jude Medical Inc.	304,026	19,181,000
Stryker Corp.	413,815	38,939,991
Teleflex Inc.	103,114	12,807,790
Zimmer Biomet Holdings Inc.	397,224	37,311,250

		583,598,699
HEALTH CARE PROVIDERS & SERVICES - 1.63%
Aetna Inc.	654,207	71,576,788
Anthem Inc.	524,225	73,391,500
Brookdale Senior Living Inc.(a)(b)	359,191	8,247,025
Cardinal Health Inc.	79,030	6,071,085
Community Health Systems Inc.(a)	292,646	12,516,470
DaVita HealthCare Partners Inc.(a)	312,249	22,584,970

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 Value ETF

September 30, 2015

Express Scripts Holding Co.(a)(b)	268,761	21,758,891
HCA Holdings Inc.(a)	734,503	56,821,152
Health Net Inc./CA(a)	160,265	9,651,158
Humana Inc.	27,561	4,933,419
Laboratory Corp. of America Holdings(a)	166,644	18,075,875
LifePoint Health Inc.(a)(b)	99,446	7,050,721
MEDNAX Inc.(a)	98,447	7,559,745
Patterson Companies Inc.	97,037	4,196,850
Quest Diagnostics Inc.	357,049	21,947,802
UnitedHealth Group Inc.	118,205	13,712,962
Universal Health Services Inc. Class B	187,153	23,358,566
VCA Inc.(a)	11,642	612,951

		384,067,930
HEALTH CARE TECHNOLOGY - 0.02%
Allscripts Healthcare Solutions Inc.(a)(b)	311,556	3,863,294

		3,863,294
HOTELS, RESTAURANTS & LEISURE - 0.60%
Aramark	40,876	1,211,565
Carnival Corp.	1,055,469	52,456,809
Darden Restaurants Inc.	250,073	17,140,004
Hyatt Hotels Corp. Class A(a)(b)	84,734	3,990,971
International Game Technology PLC(b)	76,589	1,174,109
MGM Resorts International(a)	1,027,484	18,957,080
Norwegian Cruise Line Holdings Ltd.(a)	26,470	1,516,731
Royal Caribbean Cruises Ltd.	427,403	38,077,333
Wendy’s Co. (The)	538,462	4,657,696
Wynn Resorts Ltd.	23,263	1,235,731

		140,418,029
HOUSEHOLD DURABLES - 0.48%
DR Horton Inc.	478,379	14,045,207
Garmin Ltd.	294,692	10,573,549
Lennar Corp. Class A	262,962	12,656,361
Lennar Corp. Class B	14,685	581,526
Mohawk Industries Inc.(a)	45,768	8,320,165
Newell Rubbermaid Inc.	330,658	13,130,429
PulteGroup Inc.	904,548	17,068,821
Toll Brothers Inc.(a)	284,454	9,739,705
Tupperware Brands Corp.(b)	6,686	330,890
Whirlpool Corp.	180,618	26,597,807

		113,044,460
HOUSEHOLD PRODUCTS - 2.28%
Clorox Co. (The)	67,546	7,803,589
Colgate-Palmolive Co.	276,058	17,518,641
Energizer Holdings Inc.	155,478	6,018,553
Kimberly-Clark Corp.	187,013	20,391,898
Procter & Gamble Co. (The)	6,739,784	484,860,061

		536,592,742
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 0.18%
AES Corp./VA	1,692,009	16,564,768
Calpine Corp.(a)	816,284	11,917,746
NRG Energy Inc.	832,639	12,364,689
TerraForm Power Inc.	135,761	1,930,522

		42,777,725

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 Value ETF

September 30, 2015

INDUSTRIAL CONGLOMERATES - 3.26%
Carlisle Companies Inc.	126,593	11,061,696
Danaher Corp.	1,195,636	101,880,144
General Electric Co.	25,031,013	631,282,148
Roper Technologies Inc.	154,176	24,159,379

		768,383,367
INSURANCE - 5.90%
ACE Ltd.	811,464	83,905,378
Aflac Inc.	1,078,112	62,670,651
Alleghany Corp.(a)	39,704	18,585,839
Allied World Assurance Co. Holdings AG	237,469	9,064,192
Allstate Corp. (The)	1,016,319	59,190,419
American Financial Group Inc./OH	171,541	11,820,890
American International Group Inc.	3,312,655	188,225,057
American National Insurance Co.	17,994	1,756,934
AmTrust Financial Services Inc.	90,133	5,676,576
Arch Capital Group Ltd.(a)(b)	307,798	22,613,919
Arthur J Gallagher & Co.	185,956	7,676,264
Aspen Insurance Holdings Ltd.	153,297	7,123,712
Assurant Inc.	168,912	13,345,737
Assured Guaranty Ltd.	375,438	9,385,950
Axis Capital Holdings Ltd.	251,008	13,484,150
Brown & Brown Inc.	288,258	8,927,350
Chubb Corp. (The)	570,873	70,017,574
Cincinnati Financial Corp.	407,827	21,941,093
CNA Financial Corp.	66,935	2,338,040
Endurance Specialty Holdings Ltd.	154,679	9,440,059
Everest Re Group Ltd.(b)	110,265	19,113,335
FNF Group	697,109	24,726,456
Genworth Financial Inc. Class A(a)	1,237,518	5,717,333
Hanover Insurance Group Inc. (The)	110,022	8,548,709
Hartford Financial Services Group Inc. (The)	1,043,521	47,772,391
HCC Insurance Holdings Inc.	237,467	18,396,569
Lincoln National Corp.	628,874	29,846,360
Loews Corp.	773,798	27,965,060
Markel Corp.(a)	31,096	24,934,639
Marsh & McLennan Companies Inc.	535,104	27,943,131
Mercury General Corp.	53,355	2,694,961
MetLife Inc.	2,327,444	109,738,985
Old Republic International Corp.	649,791	10,162,731
PartnerRe Ltd.	118,513	16,459,085
Principal Financial Group Inc.	731,627	34,635,222
ProAssurance Corp.	136,873	6,716,358
Progressive Corp. (The)	1,458,020	44,673,733
Prudential Financial Inc.	1,125,532	85,776,794
Reinsurance Group of America Inc.	164,251	14,879,498
RenaissanceRe Holdings Ltd.	114,548	12,178,743
StanCorp Financial Group Inc.	104,987	11,989,515
Torchmark Corp.	312,858	17,645,191
Travelers Companies Inc. (The)	791,857	78,813,527
Unum Group	618,903	19,854,408
Validus Holdings Ltd.	210,452	9,485,072
White Mountains Insurance Group Ltd.(b)	14,906	11,139,254
WR Berkley Corp.	241,822	13,147,862
XL Group PLC	762,151	27,681,324

		1,389,826,030

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 Value ETF

September 30, 2015

INTERNET & CATALOG RETAIL - 0.08%
Liberty Interactive Corp. QVC Group Series A(a)	675,966	17,730,588

		17,730,588
INTERNET SOFTWARE & SERVICES - 0.32%
HomeAway Inc.(a)(b)	160,376	4,256,379
Yahoo! Inc.(a)	2,331,770	67,411,471
Zillow Group Inc. Class A(a)(b)	44,007	1,264,321
Zillow Group Inc. Class C(a)(b)	87,963	2,375,001

		75,307,172
IT SERVICES - 1.20%
Amdocs Ltd.	383,699	21,824,799
Automatic Data Processing Inc.	229,607	18,451,218
Black Knight Financial Services Inc. Class A(a)(b)	6,327	205,944
Booz Allen Hamilton Holding Corp.	18,734	491,018
Computer Sciences Corp.	344,219	21,128,162
CoreLogic Inc./U.S.(a)	123,688	4,604,904
DST Systems Inc.	20,722	2,178,711
Fidelity National Information Services Inc.	400,895	26,892,037
International Business Machines Corp.	1,003,906	145,536,253
Leidos Holdings Inc.	151,731	6,268,008
Paychex Inc.	103,312	4,920,751
Teradata Corp.(a)(b)	90,799	2,629,539
Xerox Corp.	2,743,893	26,698,079

		281,829,423
LEISURE PRODUCTS - 0.13%
Brunswick Corp./DE	60,655	2,904,768
Hasbro Inc.	52,092	3,757,917
Mattel Inc.	839,581	17,681,576
Vista Outdoor Inc.(a)	138,249	6,142,403

		30,486,664
LIFE SCIENCES TOOLS & SERVICES - 0.63%
Agilent Technologies Inc.	827,666	28,413,774
Bio-Rad Laboratories Inc. Class A(a)(b)	51,395	6,902,862
Bio-Techne Corp.	54,269	5,017,712
PerkinElmer Inc.	237,974	10,937,285
QIAGEN NV(a)	575,797	14,855,562
Quintiles Transnational Holdings Inc.(a)	10,438	726,172
Thermo Fisher Scientific Inc.	655,727	80,182,297
VWR Corp.(a)(b)	33,656	864,623

		147,900,287
MACHINERY - 1.64%
AGCO Corp.	188,704	8,799,267
Allison Transmission Holdings Inc.	204,274	5,452,073
Caterpillar Inc.	1,238,855	80,971,563
Colfax Corp.(a)(b)	249,871	7,473,642
Crane Co.	119,723	5,580,289
Cummins Inc.	115,098	12,497,341
Deere & Co.	680,302	50,342,348
Donaldson Co. Inc.	33,979	954,130
Dover Corp.	398,683	22,796,694
Flowserve Corp.	178,622	7,348,509
IDEX Corp.	17,141	1,222,153

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 Value ETF

September 30, 2015

Ingersoll-Rand PLC	611,862	31,064,234
ITT Corp.	221,934	7,419,254
Joy Global Inc.(b)	242,273	3,617,136
Kennametal Inc.(b)	197,239	4,909,279
Lincoln Electric Holdings Inc.	14,858	779,005
Manitowoc Co. Inc. (The)(b)	338,736	5,081,040
Oshkosh Corp.	194,603	7,069,927
PACCAR Inc.	84,749	4,421,355
Parker-Hannifin Corp.	188,159	18,307,871
Pentair PLC	446,553	22,792,065
SPX Corp.	101,965	1,215,423
SPX FLOW Inc.(a)	101,965	3,510,655
Stanley Black & Decker Inc.	346,907	33,643,041
Terex Corp.	261,499	4,691,292
Timken Co. (The)	193,282	5,313,322
Trinity Industries Inc.	385,493	8,739,126
Valmont Industries Inc.	55,444	5,261,081
Xylem Inc./NY	450,056	14,784,339

		386,057,454
MARINE - 0.04%
Kirby Corp.(a)	138,823	8,600,085

		8,600,085
MEDIA - 1.22%
Cable One Inc.(a)	8,682	3,641,404
Cablevision Systems Corp. Class A	431,101	13,997,849
Clear Channel Outdoor Holdings Inc. Class A(a)	51,778	369,177
Comcast Corp. Class A	511,807	29,111,582
Comcast Corp. Class A Special NVS	91,986	5,265,279
Discovery Communications Inc. Class A(a)(b)	34,865	907,536
Discovery Communications Inc. Class C NVS(a)(b)	61,395	1,491,285
DISH Network Corp. Class A(a)(b)	177,054	10,329,330
Gannett Co. Inc.	281,616	4,148,204
John Wiley & Sons Inc. Class A	115,209	5,763,906
Liberty Broadband Corp. Class A(a)	65,337	3,360,935
Liberty Broadband Corp. Class C(a)	165,098	8,448,065
Liberty Media Corp. Class A(a)(b)	261,376	9,336,351
Liberty Media Corp. Class C(a)	497,520	17,144,539
News Corp. Class A	951,324	12,005,709
News Corp. Class B	300,823	3,856,551
TEGNA Inc.	563,133	12,608,548
Thomson Reuters Corp.	819,277	32,984,092
Time Warner Inc.	993,720	68,318,250
Tribune Media Co.	200,623	7,142,179
Twenty-First Century Fox Inc. Class A	1,010,736	27,269,657
Twenty-First Century Fox Inc. Class B	388,637	10,520,404

		288,020,832
METALS & MINING - 0.64%
Alcoa Inc.	3,254,904	31,442,373
Allegheny Technologies Inc.	271,736	3,853,216
Freeport-McMoRan Inc.	2,822,007	27,345,248
Newmont Mining Corp.	1,314,804	21,128,900
Nucor Corp.	793,182	29,783,984
Reliance Steel & Aluminum Co.	184,840	9,983,208
Royal Gold Inc.	152,701	7,173,893
Southern Copper Corp.(b)	191,123	5,106,807
Steel Dynamics Inc.	534,840	9,188,551
Tahoe Resources Inc.	347,830	2,692,204
U.S. Steel Corp.(b)	362,461	3,776,844

		151,475,228

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 Value ETF

September 30, 2015

MULTI-UTILITIES - 2.34%
Alliant Energy Corp.	280,312	16,395,449
Ameren Corp.	602,237	25,456,558
CenterPoint Energy Inc.	1,067,273	19,253,605
CMS Energy Corp.	686,901	24,261,343
Consolidated Edison Inc.	727,789	48,652,695
Dominion Resources Inc./VA	1,400,801	98,588,374
DTE Energy Co.	445,680	35,819,302
MDU Resources Group Inc.	484,597	8,335,068
NiSource Inc.	791,113	14,675,146
PG&E Corp.	1,192,632	62,970,970
Public Service Enterprise Group Inc.	1,257,034	52,996,553
SCANA Corp.	354,651	19,952,665
Sempra Energy	615,198	59,501,951
TECO Energy Inc.	584,657	15,353,093
Vectren Corp.	205,592	8,636,920
WEC Energy Group Inc.	784,547	40,969,044

		551,818,736
MULTILINE RETAIL - 0.69%
Dillard’s Inc. Class A	49,136	4,293,995
JC Penney Co. Inc.(a)(b)	759,141	7,052,420
Kohl’s Corp.	504,110	23,345,334
Macy’s Inc.	236,289	12,126,352
Sears Holdings Corp.(a)(b)	29,530	667,378
Target Corp.	1,454,673	114,424,578

		161,910,057
OIL, GAS & CONSUMABLE FUELS - 10.78%
Anadarko Petroleum Corp.	1,262,044	76,214,837
Antero Resources Corp.(a)(b)	173,433	3,669,842
Apache Corp.	937,180	36,699,969
California Resources Corp.	782,326	2,034,048
Cheniere Energy Inc.(a)	588,004	28,400,593
Chesapeake Energy Corp.(b)	1,456,102	10,673,228
Chevron Corp.	4,671,644	368,499,279
Cimarex Energy Co.	235,080	24,090,998
Cobalt International Energy Inc.(a)(b)	912,312	6,459,169
Columbia Pipeline Group Inc.	786,807	14,390,700
Concho Resources Inc.(a)	298,284	29,321,317
ConocoPhillips	3,063,178	146,910,017
CONSOL Energy Inc.(b)	569,324	5,579,375
Continental Resources Inc./OK(a)(b)	143,079	4,144,999
CVR Energy Inc.	25,473	1,045,667
Denbury Resources Inc.	888,065	2,166,878
Devon Energy Corp.	1,021,642	37,892,702
Diamondback Energy Inc.(a)(b)	165,967	10,721,468
Energen Corp.	195,786	9,761,890
EOG Resources Inc.	1,246,585	90,751,388
EP Energy Corp. Class A(a)(b)	81,978	422,187
EQT Corp.	378,665	24,526,132
Exxon Mobil Corp.	10,386,827	772,260,587
Golar LNG Ltd.(b)	223,702	6,236,812
Gulfport Energy Corp.(a)	268,658	7,973,769
Hess Corp.	626,631	31,369,148
HollyFrontier Corp.	411,244	20,085,157
Kinder Morgan Inc./DE	4,436,222	122,794,625

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 Value ETF

September 30, 2015

Kosmos Energy Ltd.(a)(b)	392,253	2,188,772
Laredo Petroleum Inc.(a)(b)	306,403	2,889,380
Marathon Oil Corp.	1,677,697	25,836,534
Marathon Petroleum Corp.	1,248,698	57,852,178
Murphy Oil Corp.	441,039	10,673,144
Newfield Exploration Co.(a)	404,280	13,300,812
Noble Energy Inc.	1,066,501	32,187,000
Occidental Petroleum Corp.	1,908,378	126,239,205
ONEOK Inc.	285,684	9,199,025
PBF Energy Inc.	214,046	6,042,518
Phillips 66	1,345,707	103,404,126
Pioneer Natural Resources Co.	371,014	45,130,143
QEP Resources Inc.	439,537	5,507,399
Range Resources Corp.	391,588	12,577,806
SM Energy Co.	167,845	5,377,754
Southwestern Energy Co.(a)(b)	953,210	12,096,235
Spectra Energy Corp.	1,668,252	43,824,980
Targa Resources Corp.	71,363	3,676,622
Teekay Corp.	71,034	2,105,448
Tesoro Corp.	293,676	28,557,054
Valero Energy Corp.	1,263,757	75,951,796
Whiting Petroleum Corp.(a)	505,915	7,725,322
World Fuel Services Corp.	147,094	5,265,965
WPX Energy Inc.(a)	583,550	3,863,101

		2,536,569,100
PAPER & FOREST PRODUCTS - 0.03%
Domtar Corp.	158,479	5,665,624
International Paper Co.	52,350	1,978,307

		7,643,931
PERSONAL PRODUCTS - 0.10%
Avon Products Inc.(b)	1,082,519	3,518,187
Edgewell Personal Care Co.	154,235	12,585,576
Herbalife Ltd.(a)(b)	26,777	1,459,346
Nu Skin Enterprises Inc. Class A	115,246	4,757,355

		22,320,464
PHARMACEUTICALS - 6.71%
Allergan PLC(a)	534,302	145,228,627
Endo International PLC(a)	330,672	22,908,956
Johnson & Johnson	6,000,256	560,123,897
Mallinckrodt PLC(a)	175,623	11,229,335
Merck & Co. Inc.	6,218,560	307,134,678
Mylan NV(a)	158,992	6,401,018
Perrigo Co. PLC	296,232	46,588,407
Pfizer Inc.	15,297,219	480,485,649

		1,580,100,567
PROFESSIONAL SERVICES - 0.23%
Dun & Bradstreet Corp. (The)	63,134	6,629,070
IHS Inc. Class A(a)(b)	24,650	2,859,400
ManpowerGroup Inc.	194,126	15,896,978
Nielsen Holdings PLC	285,141	12,680,220
Towers Watson & Co. Class A	141,376	16,594,715
TransUnion(a)	18,244	458,231

		55,118,614

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 Value ETF

September 30, 2015

REAL ESTATE INVESTMENT TRUSTS (REITS) - 4.85%
Alexandria Real Estate Equities Inc.(b)	178,839	15,142,298
American Campus Communities Inc.(b)	279,398	10,125,384
American Capital Agency Corp.	875,557	16,372,916
American Homes 4 Rent Class A(b)	412,221	6,628,514
Annaly Capital Management Inc.	2,352,444	23,218,622
Apartment Investment & Management Co. Class A	387,737	14,354,024
Apple Hospitality REIT Inc.(b)	436,832	8,111,970
AvalonBay Communities Inc.	328,467	57,422,601
BioMed Realty Trust Inc.	506,472	10,119,311
Boston Properties Inc.	33,218	3,933,011
Brandywine Realty Trust	447,529	5,513,557
Brixmor Property Group Inc.(b)	430,509	10,108,351
Camden Property Trust	215,477	15,923,750
Care Capital Properties Inc.	205,309	6,760,825
CBL & Associates Properties Inc.(b)	415,463	5,712,616
Chimera Investment Corp.(b)	511,486	6,838,568
Columbia Property Trust Inc.	273,230	6,338,936
Communications Sales & Leasing Inc./CSL Capital LLC(a)(b)	300,138	5,372,470
Corporate Office Properties Trust	235,224	4,946,761
Corrections Corp. of America(b)	291,167	8,601,073
DDR Corp.(b)	753,563	11,589,799
Digital Realty Trust Inc.(b)	143,948	9,402,683
Douglas Emmett Inc.	362,916	10,422,948
Duke Realty Corp.	856,386	16,314,153
Empire State Realty Trust Inc. Class A	146,633	2,497,160
Equity Commonwealth(a)	322,765	8,792,119
Equity Residential	904,421	67,940,106
Essex Property Trust Inc.	162,414	36,286,536
Gaming and Leisure Properties Inc.(b)	189,651	5,632,635
General Growth Properties Inc.	1,434,040	37,242,019
HCP Inc.(b)	1,147,278	42,736,105
Healthcare Trust of America Inc. Class A	280,987	6,886,991
Home Properties Inc.	144,111	10,772,297
Hospitality Properties Trust	374,295	9,574,466
Host Hotels & Resorts Inc.(b)	1,883,139	29,772,428
Iron Mountain Inc.(b)	318,511	9,880,211
Kilroy Realty Corp.	218,563	14,241,565
Kimco Realty Corp.(b)	1,025,978	25,064,643
Liberty Property Trust	371,754	11,713,969
Macerich Co. (The)	393,346	30,216,840
MFA Financial Inc.(b)	921,560	6,275,824
Mid-America Apartment Communities Inc.	186,984	15,308,380
National Retail Properties Inc.(b)	333,313	12,089,262
NorthStar Realty Finance Corp.(b)	909,592	11,233,461
Omega Healthcare Investors Inc.(b)	330,984	11,634,088
Outfront Media Inc.	341,870	7,110,896
Paramount Group Inc.	444,335	7,464,828
Piedmont Office Realty Trust Inc. Class A(b)	384,130	6,872,086
Plum Creek Timber Co. Inc.(b)	257,808	10,185,994
Post Properties Inc.	90,062	5,249,714
Prologis Inc.	1,302,221	50,656,397
Public Storage	31,343	6,633,119
Rayonier Inc.	315,664	6,966,704
Realty Income Corp.(b)	577,992	27,391,041
Regency Centers Corp.(b)	234,152	14,552,547
Retail Properties of America Inc. Class A	590,130	8,314,932
Senior Housing Properties Trust	584,724	9,472,529
SL Green Realty Corp.(b)	247,520	26,771,763
Spirit Realty Capital Inc.	1,098,346	10,038,882
Starwood Property Trust Inc.	592,247	12,152,908
Taubman Centers Inc.	88,331	6,101,905

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 Value ETF

September 30, 2015

Two Harbors Investment Corp.	912,064	8,044,404
UDR Inc.	642,804	22,163,882
Ventas Inc.	822,237	46,094,606
VEREIT Inc.	2,246,041	17,339,437
Vornado Realty Trust	467,871	42,304,896
Weingarten Realty Investors	308,278	10,207,085
Welltower Inc.	478,416	32,398,332
Weyerhaeuser Co.	1,176,111	32,154,875
WP Carey Inc.	258,977	14,971,460
WP GLIMCHER Inc.	460,999	5,375,248

		1,142,056,716
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.13%
Forest City Enterprises Inc. Class A(a)	543,292	10,936,468
Howard Hughes Corp. (The)(a)(b)	58,892	6,757,268
Jones Lang LaSalle Inc.	30,359	4,364,714
Realogy Holdings Corp.(a)	231,872	8,725,343

		30,783,793
ROAD & RAIL - 0.64%
AMERCO	9,466	3,724,587
CSX Corp.	1,821,678	49,003,138
Genesee & Wyoming Inc. Class A(a)(b)	80,556	4,759,249
Kansas City Southern	274,777	24,971,734
Norfolk Southern Corp.	757,498	57,872,847
Ryder System Inc.	132,627	9,819,703

		150,151,258
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.56%
Altera Corp.	515,646	25,823,552
Analog Devices Inc.	66,305	3,740,265
Applied Materials Inc.	1,246,353	18,308,926
Broadcom Corp. Class A	1,272,560	65,447,761
Cree Inc.(a)(b)	255,952	6,201,717
Cypress Semiconductor Corp.	825,817	7,035,961
First Solar Inc.(a)	187,949	8,034,820
Freescale Semiconductor Ltd.(a)	24,617	900,490
Intel Corp.	10,960,525	330,350,223
Lam Research Corp.	112,649	7,359,359
Marvell Technology Group Ltd.	1,121,745	10,151,792
Maxim Integrated Products Inc.	461,576	15,416,638
Micron Technology Inc.(a)	2,475,516	37,083,230
NVIDIA Corp.	1,337,149	32,960,723
ON Semiconductor Corp.(a)	82,218	772,849
SunEdison Inc.(a)(b)	54,232	389,386
SunPower Corp.(a)(b)	125,854	2,522,114
Teradyne Inc.	533,794	9,613,630
Xilinx Inc.	493,558	20,926,859

		603,040,295
SOFTWARE - 2.75%
Activision Blizzard Inc.	1,253,960	38,734,824
ANSYS Inc.(a)(b)	180,672	15,924,430
Autodesk Inc.(a)	145,570	6,425,460
CA Inc.	783,335	21,385,045
Microsoft Corp.	8,701,892	385,145,740
Nuance Communications Inc.(a)	629,693	10,308,074
Oracle Corp.	3,148,800	113,734,656
SS&C Technologies Holdings Inc.	21,229	1,486,879

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 Value ETF

September 30, 2015

Symantec Corp.	1,691,810	32,939,541
Synopsys Inc.(a)(b)	356,765	16,475,408
Zynga Inc. Class A(a)(b)	1,911,484	4,358,184

		646,918,241
SPECIALTY RETAIL - 0.43%
Aaron’s Inc.	137,400	4,961,514
Best Buy Co. Inc.	754,353	28,001,583
Cabela’s Inc.(a)(b)	113,718	5,185,541
CST Brands Inc.	33,478	1,126,869
Dick’s Sporting Goods Inc.	71,187	3,531,587
DSW Inc. Class A	171,499	4,340,640
Foot Locker Inc.	46,965	3,380,071
GameStop Corp. Class A(b)	266,636	10,988,069
Murphy USA Inc.(a)	105,748	5,810,853
Office Depot Inc.(a)	1,120,909	7,196,236
Penske Automotive Group Inc.	66,200	3,206,728
Staples Inc.	1,596,631	18,728,482
Tiffany & Co.	69,139	5,338,914

		101,797,087
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 1.39%
3D Systems Corp.(a)(b)	176,077	2,033,689
EMC Corp./MA	4,429,462	107,015,802
Hewlett-Packard Co.	4,515,738	115,648,050
Lexmark International Inc. Class A	152,505	4,419,595
NCR Corp.(a)	421,736	9,594,494
NetApp Inc.	512,748	15,177,341
SanDisk Corp.	516,727	28,073,778
Western Digital Corp.	558,402	44,359,455

		326,322,204
TEXTILES, APPAREL & LUXURY GOODS - 0.24%
Coach Inc.	589,463	17,053,165
Fossil Group Inc.(a)(b)	19,169	1,071,164
PVH Corp.	205,077	20,905,549
Ralph Lauren Corp.	140,281	16,575,603

		55,605,481
THRIFTS & MORTGAGE FINANCE - 0.15%
Hudson City Bancorp Inc.	1,317,088	13,394,785
New York Community Bancorp Inc.(b)	1,102,709	19,914,925
TFS Financial Corp.	164,205	2,832,536

		36,142,246
TOBACCO - 0.72%
Altria Group Inc.	287,919	15,662,793
Philip Morris International Inc.	1,932,063	153,270,558

		168,933,351
TRADING COMPANIES & DISTRIBUTORS - 0.11%
Air Lease Corp.	241,699	7,473,333
GATX Corp.	109,236	4,822,770
MSC Industrial Direct Co. Inc. Class A	82,068	5,008,610
NOW Inc.(a)(b)	265,940	3,935,912
WESCO International Inc.(a)(b)	110,022	5,112,722

		26,353,347

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 Value ETF

September 30, 2015

TRANSPORTATION INFRASTRUCTURE - 0.05%
Macquarie Infrastructure Corp.	171,535	12,806,803

		12,806,803
WATER UTILITIES - 0.15%
American Water Works Co. Inc.	446,635	24,600,656
Aqua America Inc.	440,548	11,661,305

		36,261,961
WIRELESS TELECOMMUNICATION SERVICES - 0.25%
SBA Communications Corp. Class A(a)	162,777	17,049,263
Sprint Corp.(a)(b)	1,847,989	7,096,278
T-Mobile U.S. Inc.(a)	682,286	27,161,806
Telephone & Data Systems Inc.	233,875	5,837,520
U.S. Cellular Corp.(a)	32,666	1,157,356

		58,302,223

TOTAL COMMON STOCKS (Cost: $22,371,925,043)		23,492,686,730
SHORT-TERM INVESTMENTS - 2.15%
MONEY MARKET FUNDS - 2.15%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.19%(c)(d)(e)	341,095,917	341,095,917
BlackRock Cash Funds: Prime, SL Agency Shares 0.19%(c)(d)(e)	18,696,693	18,696,693
BlackRock Cash Funds: Treasury, SL Agency Shares 0.01%(c)(d)	145,766,125	145,766,125

		505,558,735

TOTAL SHORT-TERM INVESTMENTS (Cost: $505,558,735)		505,558,735

TOTAL INVESTMENTS IN SECURITIES - 101.94% (Cost: $22,877,483,778)		23,998,245,465
Other Assets, Less Liabilities - (1.94)%		(456,210,147)

NET ASSETS - 100.00%		$23,542,035,318

NVS -	Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 1.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 Value ETF

September 30, 2015

Open futures contracts as of September 30, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini	388	Dec. 2015	Chicago Mercantile	$37,028,780	$(472,452)

See notes to financial statements.

Schedule of Investments (Unaudited)

iShares® Russell 2000 ETF

September 30, 2015

Security	Shares	Value
COMMON STOCKS - 99.83%
AEROSPACE & DEFENSE - 1.42%
AAR Corp.	543,391	$10,308,126
Aerojet Rocketdyne Holdings Inc.(a)(b)	958,630	15,510,633
Aerovironment Inc.(a)(b)	303,922	6,090,597
American Science & Engineering Inc.	114,006	4,054,053
Astronics Corp.(a)	293,562	11,868,712
Cubic Corp.	331,675	13,910,450
Curtiss-Wright Corp.	727,929	45,437,328
DigitalGlobe Inc.(a)(b)	1,109,020	21,093,561
Ducommun Inc.(a)(b)	171,186	3,435,703
Engility Holdings Inc.(b)	276,123	7,118,451
Esterline Technologies Corp.(a)(b)	451,177	32,435,115
HEICO Corp.	294,797	14,409,677
HEICO Corp. Class A	610,596	27,727,164
Keyw Holding Corp. (The)(a)(b)	515,517	3,170,430
KLX Inc.(a)(b)	807,794	28,870,558
Kratos Defense & Security Solutions Inc.(a)(b)	699,278	2,950,953
Moog Inc. Class A(a)(b)	592,975	32,062,158
National Presto Industries Inc.	74,915	6,312,338
Sparton Corp.(a)(b)	153,458	3,284,001
TASER International Inc.(a)(b)	819,009	18,038,673
Teledyne Technologies Inc.(a)(b)	540,924	48,845,437
Vectrus Inc.(a)(b)	160,602	3,539,668

		360,473,786
AIR FREIGHT & LOGISTICS - 0.42%
Air Transport Services Group Inc.(a)(b)	812,187	6,944,199
Atlas Air Worldwide Holdings Inc.(a)(b)	382,748	13,227,771
Echo Global Logistics Inc.(a)(b)	454,111	8,900,576
Forward Air Corp.	474,517	19,687,710
Hub Group Inc. Class A(a)(b)	552,786	20,126,938
Park-Ohio Holdings Corp.	135,300	3,904,758
Radiant Logistics Inc.(a)(b)	479,711	2,139,511
UTi Worldwide Inc.(a)	1,409,965	6,471,739
XPO Logistics Inc.(a)(b)	1,093,484	26,057,724

		107,460,926
AIRLINES - 0.37%
Allegiant Travel Co.	205,407	44,419,264
Hawaiian Holdings Inc.(a)(b)	729,967	18,015,586
Republic Airways Holdings Inc.(a)(b)	782,663	4,523,792
SkyWest Inc.	794,071	13,245,104
Virgin America Inc.(a)(b)	385,183	13,184,814

		93,388,560
AUTO COMPONENTS - 1.15%
American Axle & Manufacturing Holdings Inc.(a)(b)	1,159,263	23,115,704
Cooper Tire & Rubber Co.	881,437	34,825,576
Cooper-Standard Holding Inc.(a)(b)	208,514	12,093,812
Dana Holding Corp.	2,497,753	39,664,318
Dorman Products Inc.(a)(b)	409,655	20,847,343
Drew Industries Inc.	369,757	20,192,430
Federal-Mogul Holdings Corp.(a)(b)	468,303	3,198,509
Fox Factory Holding Corp.(a)(b)	259,301	4,371,815

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 ETF

September 30, 2015

Gentherm Inc.(a)(b)	549,593	24,687,718
Horizon Global Corp.(a)(b)	278,892	2,459,827
Metaldyne Performance Group Inc.	177,958	3,738,898
Modine Manufacturing Co.(a)(b)	737,382	5,803,196
Motorcar Parts of America Inc.(a)(b)	276,302	8,659,305
Remy International Inc.	439,869	12,866,168
Standard Motor Products Inc.	306,424	10,688,069
Stoneridge Inc.(a)	432,885	5,341,801
Strattec Security Corp.	55,253	3,484,254
Superior Industries International Inc.	361,187	6,746,973
Tenneco Inc.(a)(b)	939,481	42,060,564
Tower International Inc.(a)	324,680	7,714,397

		292,560,677
AUTOMOBILES - 0.03%
Winnebago Industries Inc.(b)	414,316	7,934,151

		7,934,151
BANKS - 9.21%
1st Source Corp.	252,087	7,764,280
Access National Corp.	111,155	2,264,227
American National Bankshares Inc.	134,187	3,146,685
Ameris Bancorp	492,774	14,167,253
Ames National Corp.	142,325	3,263,512
Arrow Financial Corp.	172,337	4,601,398
Banc of California Inc.	556,691	6,830,599
BancFirst Corp.	112,863	7,121,655
Banco Latinoamericano de Comercio Exterior SA Class E	461,446	10,682,475
Bancorp Inc. (The)(a)(b)	520,654	3,967,383
BancorpSouth Inc.	1,478,179	35,136,315
Bank of Marin Bancorp	91,862	4,408,457
Bank of the Ozarks Inc.	1,193,829	52,241,957
Banner Corp.	322,098	15,386,621
Bar Harbor Bankshares	91,268	2,919,663
BBCN Bancorp Inc.	1,218,880	18,307,578
Berkshire Hills Bancorp Inc.	453,483	12,488,922
Blue Hills Bancorp Inc.	432,699	5,992,881
BNC Bancorp.	432,988	9,625,323
Boston Private Financial Holdings Inc.	1,273,010	14,894,217
Bridge Bancorp Inc.	228,288	6,097,572
Bryn Mawr Bank Corp.	272,321	8,461,013
C1 Financial Inc.(a)(b)	90,878	1,731,226
Camden National Corp.	114,917	4,642,647
Capital Bank Financial Corp. Class A(a)(b)	345,217	10,435,910
Capital City Bank Group Inc.	168,265	2,510,514
Cardinal Financial Corp.	494,078	11,368,735
Cascade Bancorp(a)	470,427	2,545,010
Cathay General Bancorp	1,223,533	36,657,049
CenterState Banks Inc.	695,836	10,228,789
Central Pacific Financial Corp.	351,553	7,372,066
Century Bancorp Inc./MA Class A	54,277	2,212,331
Chemical Financial Corp.	516,690	16,714,921
Citizens & Northern Corp.	189,049	3,690,236
City Holding Co.	234,001	11,536,249
CNB Financial Corp./PA	223,127	4,054,218
CoBiz Financial Inc.	558,962	7,272,096
Columbia Banking System Inc.	883,629	27,578,061
Community Bank System Inc.	624,577	23,215,527
Community Trust Bancorp Inc.	240,880	8,553,649
CommunityOne Bancorp(a)(b)	191,960	2,086,605
ConnectOne Bancorp Inc.	461,908	8,914,824

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 ETF

September 30, 2015

CU Bancorp(a)	257,074	5,773,882
Customers Bancorp Inc.(a)(b)	411,765	10,582,361
CVB Financial Corp.	1,627,452	27,178,448
Eagle Bancorp Inc.(a)(b)	458,369	20,855,789
Enterprise Bancorp Inc./MA	115,856	2,429,500
Enterprise Financial Services Corp.	307,226	7,732,878
Farmers Capital Bank Corp.(a)	114,504	2,845,424
FCB Financial Holdings Inc. Class A(a)(b)	427,842	13,956,206
Fidelity Southern Corp.	270,728	5,723,190
Financial Institutions Inc.	218,923	5,424,912
First Bancorp Inc./ME	164,232	3,136,831
First BanCorp/Puerto Rico(a)	1,777,385	6,327,491
First Bancorp/Southern Pines NC	304,950	5,184,150
First Busey Corp.	345,459	6,864,270
First Business Financial Services Inc.	132,666	3,120,304
First Citizens BancShares Inc./NC Class A	117,961	26,659,186
First Commonwealth Financial Corp.	1,366,506	12,421,540
First Community Bancshares Inc./VA	257,781	4,614,280
First Connecticut Bancorp Inc./Farmington CT	248,338	4,003,209
First Financial Bancorp	943,262	17,997,439
First Financial Bankshares Inc.(b)	982,193	31,214,094
First Financial Corp./IN	170,409	5,512,731
First Interstate BancSystem Inc.	300,764	8,373,270
First Merchants Corp.	578,312	15,163,341
First Midwest Bancorp Inc./IL	1,197,160	20,998,186
First NBC Bank Holding Co.(a)(b)	234,565	8,219,158
First of Long Island Corp. (The)	187,533	5,069,017
FirstMerit Corp.	2,537,871	44,844,181
Flushing Financial Corp.	451,900	9,047,038
FNB Corp./PA	2,674,665	34,636,912
Franklin Financial Network Inc.(a)	83,333	1,862,493
Fulton Financial Corp.	2,705,592	32,737,663
German American Bancorp Inc.	204,477	5,985,042
Glacier Bancorp Inc.	1,156,732	30,526,157
Great Southern Bancorp Inc.	161,534	6,994,422
Great Western Bancorp Inc.	631,911	16,031,582
Green Bancorp Inc.(a)	155,577	1,782,912
Guaranty Bancorp	228,152	3,757,663
Hampton Roads Bankshares Inc.(a)(b)	537,960	1,022,124
Hancock Holding Co.	1,192,784	32,264,807
Hanmi Financial Corp.	490,523	12,361,180
Heartland Financial USA Inc.	275,052	9,981,637
Heritage Commerce Corp.	373,441	4,234,821
Heritage Financial Corp./WA	465,594	8,762,479
Heritage Oaks Bancorp	361,579	2,878,169
Hilltop Holdings Inc.(a)(b)	1,166,476	23,107,890
Home BancShares Inc./AR	874,154	35,403,237
HomeTrust Bancshares Inc.(a)(b)	292,468	5,425,281
Horizon Bancorp/IN	175,204	4,161,095
IBERIABANK Corp.	584,579	34,028,344
Independent Bank Corp./MI	334,029	4,930,268
Independent Bank Corp./Rockland MA	401,312	18,500,483
Independent Bank Group Inc.	149,527	5,746,323
International Bancshares Corp.	829,812	20,770,194
Investors Bancorp Inc.	5,337,626	65,866,305
Lakeland Bancorp Inc.	584,016	6,488,418
Lakeland Financial Corp.	255,397	11,531,175
LegacyTexas Financial Group Inc.	727,997	22,189,349
Live Oak Bancshares Inc.	75,908	1,490,731
MainSource Financial Group Inc.	331,186	6,742,947
MB Financial Inc.	1,150,205	37,542,691
Mercantile Bank Corp.	260,830	5,420,047
Merchants Bancshares Inc./VT	77,617	2,281,940

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 ETF

September 30, 2015

Metro Bancorp Inc.	182,955	5,377,047
MidWestOne Financial Group Inc.	120,487	3,525,450
National Bank Holdings Corp. Class A(b)	532,781	10,937,994
National Bankshares Inc.	108,131	3,363,955
National Commerce Corp.(a)(b)	92,325	2,213,954
National Penn Bancshares Inc.	2,142,715	25,176,901
NBT Bancorp Inc.	674,937	18,182,803
NewBridge Bancorp	548,359	4,677,502
OFG Bancorp	685,431	5,983,813
Old National Bancorp/IN	1,791,878	24,960,861
Old Second Bancorp Inc.(a)	450,223	2,804,889
Opus Bank	159,900	6,114,576
Pacific Continental Corp.	297,761	3,963,199
Pacific Premier Bancorp Inc.(a)(b)	329,151	6,688,348
Park National Corp.	200,010	18,044,902
Park Sterling Corp.	692,807	4,711,088
Peapack Gladstone Financial Corp.	236,384	5,004,249
Penns Woods Bancorp Inc.	74,392	3,044,121
People’s Utah Bancorp.	45,450	741,229
Peoples Bancorp Inc./OH	285,728	5,940,285
Peoples Financial Services Corp.(b)	116,769	4,078,741
Pinnacle Financial Partners Inc.	549,274	27,139,628
Preferred Bank/Los Angeles CA	180,317	5,698,017
PrivateBancorp Inc.	1,203,348	46,124,329
Prosperity Bancshares Inc.	1,072,180	52,654,760
QCR Holdings Inc.	178,732	3,908,869
Renasant Corp.	615,744	20,227,190
Republic Bancorp Inc./KY Class A	154,003	3,780,774
S&T Bancorp Inc.	534,723	17,442,664
Sandy Spring Bancorp Inc.	379,145	9,926,016
Seacoast Banking Corp. of Florida(a)	364,563	5,351,785
ServisFirst Bancshares Inc.	340,794	14,153,175
Sierra Bancorp	183,506	2,928,756
Simmons First National Corp. Class A	456,525	21,881,243
South State Corp.	370,426	28,474,647
Southside Bancshares Inc.	389,145	10,720,945
Southwest Bancorp Inc.	294,069	4,825,672
Square 1 Financial Inc.(a)	257,816	6,619,426
State Bank Financial Corp.	549,218	11,357,828
Sterling Bancorp/DE	1,836,001	27,301,335
Stock Yards Bancorp Inc.	227,876	8,283,293
Stonegate Bank	170,146	5,412,344
Suffolk Bancorp	181,393	4,955,657
Sun Bancorp Inc./NJ(a)	146,936	2,819,702
Talmer Bancorp Inc. Class A	776,452	12,927,926
Texas Capital Bancshares Inc.(a)(b)	700,818	36,736,880
Tompkins Financial Corp.	231,765	12,366,980
TowneBank/Portsmouth VA(b)	696,629	13,131,457
TriCo Bancshares	349,878	8,596,502
Tristate Capital Holdings Inc.(a)(b)	329,389	4,107,481
Triumph Bancorp Inc.(a)(b)	227,269	3,818,119
Trustmark Corp.	1,034,867	23,977,868
UMB Financial Corp.	602,981	30,637,465
Umpqua Holdings Corp.	3,375,951	55,028,001
Union Bankshares Corp.	693,104	16,634,496
United Bankshares Inc./WV	1,063,272	40,393,703
United Community Banks Inc./GA	815,010	16,658,804
Univest Corp. of Pennsylvania	300,846	5,782,260
Valley National Bancorp	3,560,492	35,035,241
Washington Trust Bancorp Inc.	228,068	8,769,215
Webster Financial Corp.	1,389,618	49,512,089
WesBanco Inc.	587,876	18,488,700
West Bancorp. Inc.	247,870	4,647,563

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 ETF

September 30, 2015

Westamerica Bancorp.(b)	391,558	17,400,838
Western Alliance Bancorp(a)(b)	1,316,563	40,431,650
Wilshire Bancorp Inc.	1,084,036	11,393,218
Wintrust Financial Corp.	726,049	38,792,798
Yadkin Financial Corp.	390,114	8,383,550

		2,332,986,502
BEVERAGES - 0.21%
Boston Beer Co. Inc. (The)(a)(b)	139,226	29,322,388
Castle Brands Inc.(a)(b)	1,018,294	1,344,148
Coca-Cola Bottling Co. Consolidated	71,648	13,855,290
Craft Brew Alliance Inc.(a)(b)	160,943	1,282,716
MGP Ingredients Inc.	163,741	2,621,493
National Beverage Corp.(a)	176,961	5,438,012

		53,864,047
BIOTECHNOLOGY - 6.15%
Abeona Therapeutics Inc.(a)(b)	158,049	640,098
ACADIA Pharmaceuticals Inc.(a)(b)	1,220,262	40,354,064
Acceleron Pharma Inc.(a)(b)	331,477	8,253,777
Achillion Pharmaceuticals Inc.(a)(b)	1,805,944	12,479,073
Acorda Therapeutics Inc.(a)(b)	655,816	17,385,682
Adamas Pharmaceuticals Inc.(a)(b)	158,268	2,649,406
Aduro Biotech Inc.(a)(b)	127,967	2,478,721
Advaxis Inc.(a)(b)	469,514	4,803,128
Aegerion Pharmaceuticals Inc.(a)(b)	386,524	5,256,726
Affimed NV(a)(b)	234,403	1,446,266
Agenus Inc.(a)(b)	1,182,546	5,439,712
Aimmune Therapeutics Inc.(a)	175,948	4,454,767
Akebia Therapeutics Inc.(a)(b)	371,780	3,591,395
Alder Biopharmaceuticals Inc.(a)(b)	357,388	11,708,031
AMAG Pharmaceuticals Inc.(a)(b)	325,950	12,949,993
Amicus Therapeutics Inc.(a)(b)	1,774,054	24,819,015
Anacor Pharmaceuticals Inc.(a)(b)	627,154	73,822,297
Anthera Pharmaceuticals Inc.(a)(b)	609,405	3,711,276
Applied Genetic Technologies Corp./DE(a)	133,422	1,753,165
Ardelyx Inc.(a)(b)	255,475	4,414,608
Arena Pharmaceuticals Inc.(a)(b)	3,714,903	7,095,465
ARIAD Pharmaceuticals Inc.(a)(b)	2,566,066	14,985,825
Array BioPharma Inc.(a)(b)	2,165,084	9,872,783
Arrowhead Research Corp.(a)(b)	912,721	5,257,273
Asterias Biotherapeutics Inc.(a)(b)	159,739	618,190
Atara Biotherapeutics Inc.(a)(b)	257,832	8,106,238
aTyr Pharma Inc.(a)(b)	97,663	1,002,022
Avalanche Biotechnologies Inc.(a)(b)	307,878	2,536,915
Axovant Sciences Ltd.(a)	223,755	2,890,615
Bellicum Pharmaceuticals Inc.(a)(b)	128,911	1,873,077
BioCryst Pharmaceuticals Inc.(a)(b)	1,113,511	12,694,025
BioSpecifics Technologies Corp.(a)(b)	75,565	3,290,100
BioTime Inc.(a)(b)	809,520	2,428,560
Blueprint Medicines Corp.(a)(b)	142,599	3,043,063
Calithera Biosciences Inc.(a)(b)	169,465	920,195
Cara Therapeutics Inc.(a)	305,631	4,367,467
Catabasis Pharmaceuticals Inc.	71,164	575,621
Catalyst Pharmaceuticals Inc.(a)(b)	1,155,967	3,467,901
Celldex Therapeutics Inc.(a)(b)	1,512,576	15,942,551
Cellular Biomedicine Group Inc.(a)(b)	150,804	2,553,112
Cepheid(a)(b)	1,098,837	49,667,432
ChemoCentryx Inc.(a)(b)	432,527	2,616,788
Chiasma Inc.(a)	115,760	2,301,154
Chimerix Inc.(a)(b)	699,188	26,708,982

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 ETF

September 30, 2015

Cidara Therapeutics Inc.(a)(b)	73,642	936,726
Clovis Oncology Inc.(a)(b)	426,107	39,184,800
Coherus Biosciences Inc.(a)(b)	363,443	7,283,398
Concert Pharmaceuticals Inc.(a)(b)	237,814	4,463,769
CorMedix Inc.(a)(b)	526,137	1,047,013
CTI BioPharma Corp.(a)(b)	2,524,975	3,686,463
Curis Inc.(a)(b)	1,746,226	3,527,377
Cytokinetics Inc.(a)	538,481	3,602,438
CytRx Corp.(a)(b)	1,013,991	2,403,159
Dicerna Pharmaceuticals Inc.(a)(b)	231,008	1,896,576
Dyax Corp.(a)(b)	2,230,099	42,572,590
Dynavax Technologies Corp.(a)(b)	563,395	13,825,713
Eagle Pharmaceuticals Inc./DE(a)(b)	132,014	9,772,996
Emergent BioSolutions Inc.(a)(b)	466,282	13,284,374
Enanta Pharmaceuticals Inc.(a)(b)	246,784	8,918,774
Epizyme Inc.(a)(b)	448,714	5,770,462
Esperion Therapeutics Inc.(a)(b)	202,373	4,773,979
Exact Sciences Corp.(a)(b)	1,468,839	26,424,414
Exelixis Inc.(a)(b)	3,449,475	19,351,555
Fibrocell Science Inc.(a)(b)	399,689	1,538,803
FibroGen Inc.(a)(b)	731,897	16,043,182
Five Prime Therapeutics Inc.(a)(b)	330,006	5,078,792
Flexion Therapeutics Inc.(a)(b)	217,017	3,224,873
Foundation Medicine Inc.(a)(b)	183,744	3,390,077
Galena Biopharma Inc.(a)(b)	2,520,632	3,982,599
Genocea Biosciences Inc.(a)	332,129	2,275,084
Genomic Health Inc.(a)(b)	271,910	5,753,616
Geron Corp.(a)(b)	2,431,877	6,711,980
Global Blood Therapeutics Inc.(a)	109,102	4,599,594
Halozyme Therapeutics Inc.(a)(b)	1,623,007	21,796,984
Heron Therapeutics Inc.(a)(b)	446,728	10,900,163
Idera Pharmaceuticals Inc.(a)(b)	1,322,910	4,431,748
Ignyta Inc.(a)(b)	335,147	2,942,591
Immune Design Corp.(a)(b)	173,220	2,113,284
ImmunoGen Inc.(a)(b)	1,319,903	12,671,069
Immunomedics Inc.(a)(b)	1,521,173	2,616,418
Infinity Pharmaceuticals Inc.(a)(b)	754,826	6,378,280
Inovio Pharmaceuticals Inc.(a)(b)	1,104,615	6,384,675
Insmed Inc.(a)(b)	941,654	17,486,515
Insys Therapeutics Inc.(a)(b)	361,840	10,297,966
Invitae Corp.(a)(b)	115,378	833,029
Ironwood Pharmaceuticals Inc.(a)(b)	1,926,166	20,070,650
Karyopharm Therapeutics Inc.(a)(b)	354,488	3,732,759
Keryx Biopharmaceuticals Inc.(a)(b)	1,582,574	5,570,660
Kite Pharma Inc.(a)(b)	440,993	24,554,490
KYTHERA Biopharmaceuticals Inc.(a)	395,014	29,618,150
La Jolla Pharmaceutical Co.(a)(b)	211,928	5,889,479
Lexicon Pharmaceuticals Inc.(a)(b)	635,436	6,824,583
Ligand Pharmaceuticals Inc.(a)(b)	268,611	23,006,532
Lion Biotechnologies Inc.(a)(b)	691,958	3,985,678
Loxo Oncology Inc.(a)(b)	118,927	2,078,844
MacroGenics Inc.(a)(b)	485,412	10,397,525
MannKind Corp.(a)(b)	3,797,934	12,191,368
Medgenics Inc.(a)(b)	257,139	2,010,827
Merrimack Pharmaceuticals Inc.(a)(b)	1,692,051	14,399,354
MiMedx Group Inc.(a)(b)	1,670,403	16,119,389
Mirati Therapeutics Inc.(a)(b)	176,525	6,075,990
Momenta Pharmaceuticals Inc.(a)(b)	939,095	15,410,549
Myriad Genetics Inc.(a)(b)	1,063,322	39,853,309
NantKwest Inc.(a)	105,180	1,205,222
Natera Inc.(a)	158,142	1,715,629
Navidea Biopharmaceuticals Inc.(a)(b)	2,337,468	5,329,427
Neurocrine Biosciences Inc.(a)(b)	1,307,604	52,029,563

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 ETF

September 30, 2015

NewLink Genetics Corp.(a)(b)	319,738	11,459,410
Nivalis Therapeutics Inc.(a)	79,466	1,030,568
Northwest Biotherapeutics Inc.(a)(b)	718,092	4,488,075
Novavax Inc.(a)(b)	4,104,053	29,015,655
Ocata Therapeutics Inc.(a)(b)	638,366	2,668,370
OncoMed Pharmaceuticals Inc.(a)(b)	263,731	4,375,297
Oncothyreon Inc.(a)(b)	1,457,830	3,994,454
Ophthotech Corp.(a)(b)	363,188	14,716,378
Orexigen Therapeutics Inc.(a)(b)	1,575,885	3,325,117
Organovo Holdings Inc.(a)(b)	1,387,514	3,718,538
Osiris Therapeutics Inc.(a)(b)	294,661	5,442,389
Otonomy Inc.(a)(b)	225,233	4,011,400
OvaScience Inc.(a)(b)	363,253	3,084,018
PDL BioPharma Inc.	2,520,610	12,678,668
Peregrine Pharmaceuticals Inc.(a)(b)	3,057,692	3,118,846
Pfenex Inc.(a)(b)	248,471	3,729,550
Portola Pharmaceuticals Inc.(a)(b)	707,162	30,139,244
Progenics Pharmaceuticals Inc.(a)(b)	1,072,836	6,136,622
Proteon Therapeutics Inc.(a)(b)	118,033	1,641,839
Prothena Corp. PLC(a)	478,883	21,712,555
PTC Therapeutics Inc.(a)(b)	518,760	13,850,892
Radius Health Inc.(a)(b)	505,831	35,059,147
Raptor Pharmaceutical Corp.(a)(b)	1,242,662	7,518,105
Regulus Therapeutics Inc.(a)(b)	444,057	2,904,133
Repligen Corp.(a)(b)	503,545	14,023,728
Retrophin Inc.(a)(b)	537,179	10,883,247
Rigel Pharmaceuticals Inc.(a)(b)	1,363,480	3,367,796
Sage Therapeutics Inc.(a)(b)	212,214	8,980,896
Sangamo BioSciences Inc.(a)(b)	1,067,704	6,021,851
Sarepta Therapeutics Inc.(a)(b)	635,208	20,396,529
Seres Therapeutics Inc.(a)	135,622	4,019,654
Sorrento Therapeutics Inc.(a)(b)	441,869	3,707,281
Spark Therapeutics Inc.(a)(b)	123,876	5,169,345
Spectrum Pharmaceuticals Inc.(a)(b)	1,032,145	6,172,227
Stemline Therapeutics Inc.(a)(b)	237,214	2,094,600
Synergy Pharmaceuticals Inc.(a)(b)	1,531,659	8,117,793
Synta Pharmaceuticals Corp.(a)(b)	1,389,807	2,418,264
T2 Biosystems Inc.(a)(b)	139,008	1,217,710
TESARO Inc.(a)(b)	357,683	14,343,088
TG Therapeutics Inc.(a)(b)	546,307	5,506,775
Threshold Pharmaceuticals Inc.(a)(b)	985,123	4,009,451
Tobira Therapeutics Inc.(a)(b)	38,540	372,296
Tokai Pharmaceuticals Inc.(a)(b)	145,106	1,501,847
Trevena Inc.(a)(b)	488,834	5,059,432
TrovaGene Inc.(a)(b)	454,517	2,586,202
Ultragenyx Pharmaceutical Inc.(a)(b)	588,351	56,664,085
Vanda Pharmaceuticals Inc.(a)(b)	639,434	7,212,815
Verastem Inc.(a)(b)	495,870	887,607
Versartis Inc.(a)(b)	343,179	3,956,854
Vitae Pharmaceuticals Inc.(a)(b)	203,921	2,245,170
Vital Therapies Inc.(a)(b)	256,733	1,037,201
vTv Therapeutics Inc. Class A(a)	97,194	633,575
XBiotech Inc.(a)(b)	61,773	922,889
Xencor Inc.(a)(b)	439,549	5,375,684
XOMA Corp.(a)(b)	1,407,534	1,058,043
Zafgen Inc.(a)(b)	252,156	8,056,384
ZIOPHARM Oncology Inc.(a)(b)	1,752,838	15,793,070

		1,557,107,088
BUILDING PRODUCTS - 0.90%
AAON Inc.	628,506	12,180,446
Advanced Drainage Systems Inc.	514,831	14,894,061

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 ETF

September 30, 2015

American Woodmark Corp.(a)	196,682	12,758,761
Apogee Enterprises Inc.	446,638	19,942,387
Builders FirstSource Inc.(a)	778,903	9,876,490
Continental Building Products Inc.(a)(b)	481,345	9,886,826
Gibraltar Industries Inc.(a)	475,778	8,730,526
Griffon Corp.(b)	526,504	8,302,968
Insteel Industries Inc.	284,825	4,579,986
Masonite International Corp.(a)	462,303	28,006,316
NCI Building Systems Inc.(a)(b)	418,394	4,422,425
Nortek Inc.(a)(b)	148,937	9,429,202
Patrick Industries Inc.(a)(b)	196,811	7,772,066
PGT Inc.(a)	733,852	9,011,703
Ply Gem Holdings Inc.(a)(b)	332,522	3,890,507
Quanex Building Products Corp.	520,239	9,452,743
Simpson Manufacturing Co. Inc.	645,166	21,606,609
Trex Co. Inc.(a)(b)	491,516	16,382,228
Universal Forest Products Inc.	308,296	17,782,513

		228,908,763
CAPITAL MARKETS - 1.30%
Arlington Asset Investment Corp. Class A(b)	311,929	4,382,602
Ashford Inc.(a)	15,987	1,014,375
BGC Partners Inc. Class A	2,806,816	23,072,028
Calamos Asset Management Inc. Class A	273,339	2,591,254
CIFC Corp.	97,405	696,446
Cohen & Steers Inc.	311,701	8,556,192
Cowen Group Inc. Class A(a)(b)	1,711,944	7,806,465
Diamond Hill Investment Group Inc.	45,707	8,503,330
Evercore Partners Inc. Class A	530,137	26,634,083
Fifth Street Asset Management Inc.(b)	89,711	670,141
Financial Engines Inc.(b)	793,964	23,398,119
GAMCO Investors Inc. Class A	97,322	5,342,978
Greenhill & Co. Inc.	450,289	12,819,728
HFF Inc. Class A	581,104	19,618,071
Houlihan Lokey Inc.(a)	190,956	4,162,585
INTL FCStone Inc.(a)	231,507	5,715,908
Investment Technology Group Inc.	525,955	7,016,240
Janus Capital Group Inc.	2,247,147	30,561,199
KCG Holdings Inc. Class A(a)(b)	519,733	5,701,471
Ladenburg Thalmann Financial Services Inc.(a)(b)	1,627,843	3,434,749
Medley Management Inc.	88,613	586,618
Moelis & Co. Class A	268,782	7,058,215
OM Asset Management PLC	379,506	5,851,983
Oppenheimer Holdings Inc. Class A	162,033	3,242,280
Piper Jaffray Companies(a)	230,824	8,348,904
Pzena Investment Management Inc. Class A	192,639	1,714,487
RCS Capital Corp. Class A(a)(b)	753,718	610,512
Safeguard Scientifics Inc.(a)(b)	319,389	4,963,305
Stifel Financial Corp.(a)(b)	1,039,181	43,749,520
Virtu Financial Inc.	290,699	6,662,821
Virtus Investment Partners Inc.	104,861	10,538,530
Westwood Holdings Group Inc.	119,171	6,476,944
WisdomTree Investments Inc.(b)	1,747,408	28,185,691
ZAIS Group Holdings Inc.(a)	58,179	548,046

		330,235,820
CHEMICALS - 1.73%
A Schulman Inc.	448,976	14,578,251
American Vanguard Corp.	449,078	5,191,342
Axiall Corp.	1,078,353	16,919,359
Balchem Corp.	476,147	28,935,453

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 ETF

September 30, 2015

Calgon Carbon Corp.	809,346	12,609,611
Chase Corp.	106,628	4,200,077
Chemtura Corp.(a)(b)	1,028,768	29,443,340
Core Molding Technologies Inc.(a)(b)	117,334	2,164,812
Ferro Corp.(a)(b)	1,120,278	12,267,044
Flotek Industries Inc.(a)(b)	821,753	13,723,275
FutureFuel Corp.	373,057	3,685,803
Hawkins Inc.	163,715	6,303,027
HB Fuller Co.	771,913	26,198,727
Innophos Holdings Inc.	301,674	11,958,357
Innospec Inc.	372,210	17,311,487
Intrepid Potash Inc.(a)(b)	859,127	4,759,564
KMG Chemicals Inc.	149,997	2,893,442
Koppers Holdings Inc.	316,189	6,377,532
Kraton Performance Polymers Inc.(a)	480,724	8,604,960
Kronos Worldwide Inc.	324,884	2,017,530
LSB Industries Inc.(a)(b)	301,238	4,614,966
Minerals Technologies Inc.	531,838	25,613,318
Olin Corp.(b)	1,187,000	19,953,470
OM Group Inc.	466,043	15,328,154
OMNOVA Solutions Inc.(a)(b)	722,866	4,004,678
PolyOne Corp.	1,365,410	40,061,129
Quaker Chemical Corp.	204,409	15,755,846
Rayonier Advanced Materials Inc.	629,514	3,852,626
Rentech Inc.(a)(b)	310,634	1,739,550
Senomyx Inc.(a)(b)	676,586	3,017,574
Sensient Technologies Corp.	715,430	43,855,859
Stepan Co.	295,839	12,309,861
Trecora Resources(a)(b)	307,335	3,817,101
Tredegar Corp.	385,521	5,042,615
Trinseo SA(a)(b)	177,201	4,474,325
Tronox Ltd. Class A	991,163	4,331,382
Valhi Inc.	292,098	552,065

		438,467,512
COMMERCIAL SERVICES & SUPPLIES - 2.13%
ABM Industries Inc.	857,622	23,421,657
ACCO Brands Corp.(a)(b)	1,689,353	11,943,726
ARC Document Solutions Inc.(a)	631,220	3,755,759
Brady Corp. Class A	732,238	14,395,799
Brink’s Co. (The)	745,054	20,123,909
Casella Waste Systems Inc. Class A(a)(b)	614,189	3,562,296
CECO Environmental Corp.	449,093	3,678,072
Civeo Corp.	1,679,651	2,485,884
Deluxe Corp.	764,321	42,603,253
Ennis Inc.	397,548	6,901,433
Essendant Inc.	587,031	19,037,415
G&K Services Inc. Class A	306,365	20,410,036
Healthcare Services Group Inc.	1,094,503	36,884,751
Heritage-Crystal Clean Inc.(a)(b)	192,663	1,978,649
Herman Miller Inc.	913,696	26,350,993
HNI Corp.	681,190	29,223,051
InnerWorkings Inc.(a)(b)	567,737	3,548,356
Interface Inc.	1,012,251	22,714,912
Kimball International Inc. Class B	529,659	5,010,574
Knoll Inc.	748,129	16,443,875
Matthews International Corp. Class A	504,100	24,685,777
McGrath RentCorp	401,524	10,716,676
Mobile Mini Inc.	702,181	21,620,153
MSA Safety Inc.	448,761	17,936,977
Multi-Color Corp.	193,819	14,825,215
NL Industries Inc.(a)	111,635	333,789

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 ETF

September 30, 2015

Quad/Graphics Inc.	439,788	5,321,435
SP Plus Corp.(a)	256,153	5,929,942
Steelcase Inc. Class A	1,275,733	23,486,245
Team Inc.(a)(b)	319,211	10,253,057
Tetra Tech Inc.	923,095	22,440,439
TRC Companies Inc.(a)(b)	261,676	3,095,627
U.S. Ecology Inc.	332,028	14,493,022
UniFirst Corp./MA	227,621	24,312,199
Viad Corp.	308,566	8,945,328
West Corp.	802,027	17,965,405

		540,835,686
COMMUNICATIONS EQUIPMENT - 1.63%
ADTRAN Inc.	766,402	11,189,469
Aerohive Networks Inc.(a)(b)	357,009	2,134,914
Alliance Fiber Optic Products Inc.	222,734	3,806,524
Applied Optoelectronics Inc.(a)(b)	261,022	4,901,993
Bel Fuse Inc. Class B	159,682	3,104,218
Black Box Corp.	237,530	3,501,192
CalAmp Corp.(a)(b)	557,038	8,962,741
Calix Inc.(a)(b)	681,057	5,305,434
Ciena Corp.(a)(b)	1,887,824	39,115,713
Clearfield Inc.(a)(b)	175,759	2,360,443
Comtech Telecommunications Corp.	251,208	5,177,397
Digi International Inc.(a)	382,846	4,513,754
EMCORE Corp.(a)	300,880	2,045,984
Extreme Networks Inc.(a)(b)	1,526,185	5,127,982
Finisar Corp.(a)(b)	1,590,456	17,701,775
Harmonic Inc.(a)(b)	1,360,956	7,893,545
Infinera Corp.(a)(b)	2,037,728	39,857,960
InterDigital Inc./PA	552,343	27,948,556
Ixia(a)	932,408	13,510,592
KVH Industries Inc.(a)(b)	248,295	2,482,950
NETGEAR Inc.(a)	493,494	14,395,220
NetScout Systems Inc.(a)(b)	1,408,712	49,826,143
Novatel Wireless Inc.(a)(b)	576,375	1,273,789
Oclaro Inc.(a)(b)	1,508,286	3,469,058
Plantronics Inc.	539,335	27,425,185
Polycom Inc.(a)(b)	2,068,949	21,682,586
Ruckus Wireless Inc.(a)(b)	1,153,118	13,699,042
ShoreTel Inc.(a)(b)	994,426	7,428,362
Sonus Networks Inc.(a)	762,991	4,364,309
Ubiquiti Networks Inc.(b)	470,370	15,940,839
ViaSat Inc.(a)(b)	653,881	42,038,009

		412,185,678
CONSTRUCTION & ENGINEERING - 0.76%
Aegion Corp.(a)	562,763	9,274,334
Ameren Inc. Class A(a)	308,152	1,811,934
Argan Inc.	198,459	6,882,558
Comfort Systems USA Inc.	572,752	15,613,220
Dycom Industries Inc.(a)(b)	521,832	37,759,764
EMCOR Group Inc.	959,663	42,465,088
Furmanite Corp.(a)	583,941	3,550,361
Granite Construction Inc.	602,906	17,888,221
Great Lakes Dredge & Dock Corp.(a)	932,531	4,699,956
HC2 Holdings Inc.(a)(b)	301,318	2,112,239
MasTec Inc.(a)(b)	1,023,200	16,197,256
MYR Group Inc.(a)	321,690	8,428,278
Northwest Pipe Co.(a)(b)	146,913	1,918,684
NV5 Holdings Inc.(a)(b)	78,163	1,450,705

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 ETF

September 30, 2015

Orion Marine Group Inc.(a)(b)	433,856	2,594,459
Primoris Services Corp.	595,185	10,659,763
Tutor Perini Corp.(a)(b)	576,037	9,481,569

		192,788,389
CONSTRUCTION MATERIALS - 0.16%
Headwaters Inc.(a)	1,129,854	21,241,255
Summit Materials Inc. Class A(a)	394,870	7,411,710
U.S. Concrete Inc.(a)(b)	224,494	10,728,569
U.S. Lime & Minerals Inc.	29,848	1,362,561

		40,744,095
CONSUMER FINANCE - 0.49%
Cash America International Inc.	422,366	11,813,577
Encore Capital Group Inc.(a)(b)	399,644	14,786,828
Enova International Inc.(a)(b)	401,317	4,101,460
Ezcorp Inc. Class A(a)(b)	798,439	4,926,369
First Cash Financial Services Inc.(a)(b)	432,888	17,341,493
Green Dot Corp. Class A(a)(b)	701,773	12,351,205
JG Wentworth Co. (The) Class A(a)(b)	221,594	1,092,458
Nelnet Inc. Class A	362,898	12,559,900
PRA Group Inc.(a)(b)	739,828	39,151,698
Regional Management Corp.(a)	167,739	2,599,954
World Acceptance Corp.(a)(b)	108,746	2,918,743

		123,643,685
CONTAINERS & PACKAGING - 0.31%
AEP Industries Inc.(a)(b)	61,637	3,533,649
Berry Plastics Group Inc.(a)(b)	1,827,575	54,955,180
Greif Inc. Class A	471,023	15,030,344
Myers Industries Inc.	375,707	5,034,474

		78,553,647
DISTRIBUTORS - 0.31%
Core-Mark Holding Co. Inc.	354,583	23,207,457
Fenix Parts Inc.(a)(b)	211,194	1,410,776
Pool Corp.	666,356	48,177,539
VOXX International Corp.(a)(b)	308,113	2,286,199
Weyco Group Inc.	100,705	2,723,063

		77,805,034
DIVERSIFIED CONSUMER SERVICES - 1.15%
2U Inc.(a)(b)	366,611	13,161,335
American Public Education Inc.(a)(b)	264,237	6,196,358
Apollo Education Group Inc.(a)	1,441,776	15,946,043
Ascent Capital Group Inc. Class A(a)(b)	204,830	5,608,245
Bridgepoint Education Inc.(a)(b)	264,839	2,018,073
Bright Horizons Family Solutions Inc.(a)(b)	572,319	36,765,773
Cambium Learning Group Inc.(a)(b)	198,683	947,718
Capella Education Co.	187,038	9,262,122
Career Education Corp.(a)	1,052,341	3,956,802
Carriage Services Inc.(b)	251,058	5,420,342
Chegg Inc.(a)(b)	1,174,093	8,465,210
Collectors Universe Inc.	111,884	1,687,211
DeVry Education Group Inc.	974,558	26,517,723
Grand Canyon Education Inc.(a)(b)	720,996	27,390,638
Houghton Mifflin Harcourt Co.(a)(b)	2,095,741	42,564,500
K12 Inc.(a)(b)	520,227	6,471,624

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 ETF

September 30, 2015

Liberty Tax Inc.	90,878	2,116,549
LifeLock Inc.(a)(b)	1,443,978	12,649,247
Regis Corp.(a)	629,250	8,243,175
Sotheby’s	952,642	30,465,491
Steiner Leisure Ltd.(a)	197,098	12,452,652
Strayer Education Inc.(a)(b)	167,664	9,216,490
Universal Technical Institute Inc.	329,581	1,156,829
Weight Watchers International Inc.(a)(b)	432,693	2,760,581

		291,440,731
DIVERSIFIED FINANCIAL SERVICES - 0.34%
FNFV Group(a)(b)	1,225,831	14,366,739
GAIN Capital Holdings Inc.	493,631	3,593,634
MarketAxess Holdings Inc.	571,067	53,040,703
Marlin Business Services Corp.	131,797	2,028,356
NewStar Financial Inc.(a)(b)	374,033	3,067,071
On Deck Capital Inc.(a)(b)	181,378	1,795,642
PICO Holdings Inc.(a)(b)	355,018	3,436,574
Resource America Inc. Class A	251,059	1,669,542
Tiptree Financial Inc.(b)	457,838	2,930,163

		85,928,424
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.74%
8x8 Inc.(a)	1,353,688	11,195,000
Atlantic Tele-Network Inc.	156,823	11,593,924
Cincinnati Bell Inc.(a)	3,220,961	10,049,398
Cogent Communications Holdings Inc.(b)	705,625	19,164,775
Consolidated Communications Holdings Inc.	775,347	14,940,937
Fairpoint Communications Inc.(a)	321,835	4,959,477
General Communication Inc. Class A(a)(b)	537,713	9,280,926
Globalstar Inc.(a)(b)	7,334,385	11,514,985
Hawaiian Telcom Holdco Inc.(a)	167,270	3,475,871
IDT Corp. Class B	258,641	3,698,566
inContact Inc.(a)(b)	945,513	7,100,803
Inteliquent Inc.	516,125	11,525,071
Intelsat SA(a)(b)	434,695	2,795,089
Iridium Communications Inc.(a)(b)	1,261,276	7,756,848
Lumos Networks Corp.	348,033	4,232,081
ORBCOMM Inc.(a)(b)	926,642	5,170,662
Pacific DataVision Inc.(a)(b)	198,646	5,939,515
Premiere Global Services Inc.(a)(b)	715,832	9,835,532
Straight Path Communications Inc. Class B(a)(b)	143,673	5,805,826
Vonage Holdings Corp.(a)	2,840,582	16,702,622
Windstream Holdings Inc.(b)	1,542,654	9,471,896

		186,209,804
ELECTRIC UTILITIES - 1.38%
ALLETE Inc.	746,502	37,690,886
Cleco Corp.	925,880	49,293,851
El Paso Electric Co.	618,768	22,783,038
Empire District Electric Co. (The)	669,518	14,749,482
Genie Energy Ltd. Class B	191,627	1,577,090
IDACORP Inc.	770,665	49,869,732
MGE Energy Inc.	531,102	21,876,091
Otter Tail Corp.	575,379	14,994,377
PNM Resources Inc.	1,219,694	34,212,417
Portland General Electric Co.	1,358,807	50,235,095
Spark Energy Inc. Class A	44,265	732,586
UIL Holdings Corp.	866,683	43,568,154
Unitil Corp.	215,324	7,941,149

		349,523,948

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 ETF

September 30, 2015

ELECTRICAL EQUIPMENT - 0.66%
Allied Motion Technologies Inc.	94,433	1,678,074
AZZ Inc.	394,705	19,218,186
Encore Wire Corp.	318,279	10,398,175
EnerSys	680,810	36,477,800
Enphase Energy Inc.(a)(b)	443,127	1,639,570
Franklin Electric Co. Inc.	729,768	19,871,583
FuelCell Energy Inc.(a)(b)	3,869,374	2,843,216
Generac Holdings Inc.(a)(b)	1,059,061	31,867,145
General Cable Corp.	749,093	8,914,207
LSI Industries Inc.	333,352	2,813,491
Plug Power Inc.(a)(b)	2,680,952	4,906,142
Powell Industries Inc.	140,815	4,238,532
Power Solutions International Inc.(a)(b)	72,927	1,656,172
PowerSecure International Inc.(a)(b)	346,703	3,994,019
Preformed Line Products Co.	42,048	1,562,083
Sunrun Inc.(a)	283,058	2,934,932
Thermon Group Holdings Inc.(a)(b)	492,855	10,128,170
Vicor Corp.(a)(b)	252,916	2,579,743

		167,721,240
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 2.57%
Agilysys Inc.(a)	232,861	2,589,414
Anixter International Inc.(a)	436,437	25,217,330
AVX Corp.	706,664	9,250,232
Badger Meter Inc.	222,254	12,904,067
Belden Inc.	653,188	30,497,348
Benchmark Electronics Inc.(a)	803,069	17,474,781
Checkpoint Systems Inc.	648,441	4,701,197
Coherent Inc.(a)(b)	365,152	19,973,814
Control4 Corp.(a)(b)	318,472	2,598,732
CTS Corp.	510,439	9,448,226
Daktronics Inc.	592,192	5,134,305
DTS Inc./CA(a)(b)	273,134	7,292,678
Electro Rent Corp.	252,495	2,620,898
Fabrinet(a)(b)	544,749	9,985,249
FARO Technologies Inc.(a)(b)	266,407	9,324,245
FEI Co.	636,151	46,464,469
GSI Group Inc.(a)(b)	526,508	6,702,447
II-VI Inc.(a)	804,122	12,930,282
Insight Enterprises Inc.(a)	594,206	15,360,225
InvenSense Inc.(a)(b)	1,193,748	11,089,919
Itron Inc.(a)(b)	589,154	18,799,904
Kimball Electronics Inc.(a)(b)	446,245	5,323,703
Knowles Corp.(a)(b)	1,335,927	24,621,135
Littelfuse Inc.	345,681	31,508,823
Mercury Systems Inc.(a)	526,078	8,369,901
Mesa Laboratories Inc.	43,808	4,880,211
Methode Electronics Inc.	586,225	18,700,578
MTS Systems Corp.	228,816	13,754,130
Multi-Fineline Electronix Inc.(a)(b)	141,077	2,355,986
Newport Corp.(a)	611,806	8,412,333
OSI Systems Inc.(a)(b)	303,412	23,350,588
Park Electrochemical Corp.	314,431	5,530,841
PC Connection Inc.	163,406	3,387,406
Plexus Corp.(a)(b)	514,861	19,863,337
RealD Inc.(a)(b)	621,246	5,970,174
Rofin-Sinar Technologies Inc.(a)(b)	432,566	11,216,436

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 ETF

September 30, 2015

Rogers Corp.(a)(b)	285,406	15,177,891
Sanmina Corp.(a)(b)	1,265,520	27,044,162
ScanSource Inc.(a)	438,734	15,557,508
SYNNEX Corp.	440,239	37,446,729
Tech Data Corp.(a)(b)	561,132	38,437,542
TTM Technologies Inc.(a)	903,195	5,626,905
Universal Display Corp.(a)(b)	616,035	20,883,586
Vishay Intertechnology Inc.	2,080,200	20,157,138
Vishay Precision Group Inc.(a)	196,189	2,273,831

		650,210,636
ENERGY EQUIPMENT & SERVICES - 0.92%
Atwood Oceanics Inc.	993,321	14,711,084
Basic Energy Services Inc.(a)(b)	674,380	2,225,454
Bristow Group Inc.	533,271	13,950,369
C&J Energy Services Ltd.(a)(b)	859,771	3,026,394
CARBO Ceramics Inc.(b)	300,475	5,706,020
Era Group Inc.(a)(b)	317,835	4,757,990
Exterran Holdings Inc.	1,065,497	19,178,946
Fairmount Santrol Holdings Inc.(a)(b)	1,004,556	2,712,301
Forum Energy Technologies Inc.(a)(b)	910,894	11,122,016
Geospace Technologies Corp.(a)(b)	203,218	2,806,441
Gulfmark Offshore Inc. Class A(b)	394,405	2,409,815
Helix Energy Solutions Group Inc.(a)(b)	1,620,303	7,761,251
Hornbeck Offshore Services Inc.(a)(b)	490,795	6,640,456
Independence Contract Drilling Inc.(a)(b)	253,252	1,261,195
ION Geophysical Corp.(a)(b)	2,196,618	856,681
Key Energy Services Inc.(a)(b)	2,060,538	968,453
Matrix Service Co.(a)	411,331	9,242,608
McDermott International Inc.(a)(b)	3,666,962	15,767,937
Natural Gas Services Group Inc.(a)(b)	195,798	3,778,901
Newpark Resources Inc.(a)(b)	1,292,021	6,615,147
Nordic American Offshore Ltd.(a)	295,536	1,773,216
North Atlantic Drilling Ltd.(b)	1,077,593	829,747
Oil States International Inc.(a)	789,131	20,619,993
Parker Drilling Co.(a)(b)	1,886,140	4,960,548
PHI Inc.(a)(b)	193,398	3,651,354
Pioneer Energy Services Corp.(a)	990,264	2,079,554
RigNet Inc.(a)(b)	186,396	4,753,098
SEACOR Holdings Inc.(a)(b)	280,461	16,774,372
Seventy Seven Energy Inc.(a)(b)	906,160	1,250,501
Tesco Corp.(b)	596,463	4,258,746
TETRA Technologies Inc.(a)	1,226,702	7,249,809
Tidewater Inc.(b)	725,091	9,527,696
U.S. Silica Holdings Inc.(b)	817,144	11,513,559
Unit Corp.(a)(b)	777,242	8,751,745

		233,493,397
FOOD & STAPLES RETAILING - 0.90%
Andersons Inc. (The)	435,989	14,849,785
Casey’s General Stores Inc.	594,591	61,195,306
Chefs’ Warehouse Inc. (The)(a)(b)	291,299	4,124,794
Fairway Group Holdings Corp.(a)(b)	336,885	353,729
Fresh Market Inc. (The)(a)(b)	662,154	14,958,059
Ingles Markets Inc. Class A	203,761	9,745,889
Natural Grocers by Vitamin Cottage Inc.(a)(b)	139,570	3,166,843
PriceSmart Inc.	298,066	23,052,424
Smart & Final Stores Inc.(a)(b)	371,126	5,830,390

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 ETF

September 30, 2015

SpartanNash Co.	576,577	14,904,515
SUPERVALU Inc.(a)	4,009,169	28,785,833
United Natural Foods Inc.(a)(b)	766,652	37,190,289
Village Super Market Inc. Class A	108,672	2,565,746
Weis Markets Inc.	169,591	7,080,424

		227,804,026
FOOD PRODUCTS - 1.70%
Alico Inc.	58,829	2,387,869
Amplify Snack Brands Inc.(a)	237,212	2,540,222
Arcadia Biosciences Inc.(a)	124,325	379,191
B&G Foods Inc.	887,533	32,350,578
Boulder Brands Inc.(a)(b)	843,677	6,909,715
Cal-Maine Foods Inc.(b)	479,632	26,192,704
Calavo Growers Inc.	226,420	10,107,389
Darling Ingredients Inc.(a)(b)	2,529,442	28,430,928
Dean Foods Co.	1,445,274	23,875,926
Diamond Foods Inc.(a)	402,909	12,433,772
Farmer Bros. Co.(a)	119,925	3,267,956
Fresh Del Monte Produce Inc.(b)	510,512	20,170,329
Freshpet Inc.(a)(b)	323,190	3,393,495
Inventure Foods Inc.(a)(b)	298,882	2,654,072
J&J Snack Foods Corp.	228,102	25,926,073
John B Sanfilippo & Son Inc.	128,045	6,563,587
Lancaster Colony Corp.	283,698	27,654,881
Landec Corp.(a)(b)	415,565	4,849,644
Lifeway Foods Inc.(a)	73,509	770,374
Limoneira Co.	178,257	2,982,240
Omega Protein Corp.(a)(b)	333,276	5,655,694
Post Holdings Inc.(a)	942,553	55,704,882
Sanderson Farms Inc.(b)	343,368	23,544,744
Seaboard Corp.(a)(b)	4,040	12,439,160
Seneca Foods Corp. Class A(a)(b)	114,946	3,028,827
Snyder’s-Lance Inc.	748,109	25,233,717
Tootsie Roll Industries Inc.(b)	286,528	8,965,461
TreeHouse Foods Inc.(a)(b)	656,294	51,053,110

		429,466,540
GAS UTILITIES - 1.20%
Chesapeake Utilities Corp.	234,372	12,440,466
Laclede Group Inc. (The)	663,207	36,164,678
New Jersey Resources Corp.	1,310,231	39,346,237
Northwest Natural Gas Co.	418,781	19,196,921
ONE Gas Inc.	805,335	36,505,835
Piedmont Natural Gas Co. Inc.	1,205,952	48,322,497
South Jersey Industries Inc.	1,047,999	26,461,975
Southwest Gas Corp.	717,181	41,825,996
WGL Holdings Inc.	761,274	43,902,671

		304,167,276
HEALTH CARE EQUIPMENT & SUPPLIES - 3.71%
Abaxis Inc.(b)	345,471	15,197,269
ABIOMED Inc.(a)(b)	638,864	59,261,025
Accuray Inc.(a)(b)	1,215,333	6,070,588
Analogic Corp.	190,557	15,633,296
AngioDynamics Inc.(a)(b)	388,827	5,128,628
Anika Therapeutics Inc.(a)(b)	225,105	7,165,092
Antares Pharma Inc.(a)(b)	2,365,815	4,021,886
AtriCure Inc.(a)(b)	435,771	9,547,743
Atrion Corp.	21,764	8,160,629
Cantel Medical Corp.	526,108	29,830,324
Cardiovascular Systems Inc.(a)(b)	488,271	7,734,213
Cerus Corp.(a)(b)	1,468,181	6,665,542

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 ETF

September 30, 2015

ConforMIS Inc.(a)	163,677	2,955,787
CONMED Corp.	422,785	20,183,756
Corindus Vascular Robotics Inc.(a)(b)	344,359	1,064,069
CryoLife Inc.	394,547	3,838,942
Cutera Inc.(a)	221,415	2,896,108
Cyberonics Inc.(a)(b)	398,794	24,238,699
Cynosure Inc. Class A(a)(b)	340,188	10,219,248
EndoChoice Holdings Inc.(a)	103,852	1,179,620
Endologix Inc.(a)(b)	1,035,106	12,690,400
Entellus Medical Inc.(a)(b)	84,029	1,514,203
Exactech Inc.(a)	156,573	2,729,067
GenMark Diagnostics Inc.(a)(b)	649,881	5,114,563
Glaukos Corp.(a)	109,102	2,639,031
Globus Medical Inc. Class A(a)(b)	1,049,528	21,683,248
Greatbatch Inc.(a)(b)	389,984	22,002,897
Haemonetics Corp.(a)(b)	791,501	25,581,312
Halyard Health Inc.(a)	714,770	20,328,059
HeartWare International Inc.(a)(b)	263,863	13,802,674
ICU Medical Inc.(a)	216,330	23,688,135
Inogen Inc.(a)(b)	240,715	11,686,713
Insulet Corp.(a)	868,669	22,507,214
Integra LifeSciences Holdings Corp.(a)(b)	434,330	25,864,351
Invacare Corp.	497,735	7,202,225
InVivo Therapeutics Holdings Corp.(a)(b)	404,375	3,485,713
Invuity Inc.(a)	72,729	1,019,563
iRadimed Corp.(a)(b)	43,106	1,050,062
K2M Group Holdings Inc.(a)(b)	274,192	5,099,971
Lantheus Holdings Inc.(a)	193,803	833,093
LDR Holding Corp.(a)(b)	389,473	13,448,503
LeMaitre Vascular Inc.	180,671	2,202,379
Masimo Corp.(a)(b)	669,871	25,830,226
Meridian Bioscience Inc.(b)	640,859	10,958,689
Merit Medical Systems Inc.(a)	676,385	16,172,365
Natus Medical Inc.(a)(b)	505,000	19,922,250
Neogen Corp.(a)(b)	567,336	25,524,447
Nevro Corp.(a)(b)	254,900	11,824,811
NuVasive Inc.(a)	740,449	35,704,451
NxStage Medical Inc.(a)(b)	971,475	15,320,161
OraSure Technologies Inc.(a)(b)	872,177	3,872,466
Orthofix International NV(a)(b)	288,732	9,744,705
Oxford Immunotec Global PLC(a)(b)	308,579	4,165,816
Quidel Corp.(a)(b)	442,583	8,355,967
Rockwell Medical Inc.(a)(b)	778,385	6,001,348
RTI Surgical Inc.(a)(b)	885,086	5,027,288
SeaSpine Holdings Corp.(a)(b)	132,361	2,144,248
Second Sight Medical Products Inc.(a)(b)	191,099	1,133,217
Sientra Inc.(a)	124,425	1,262,914
Spectranetics Corp. (The)(a)(b)	648,724	7,648,456
STAAR Surgical Co.(a)(b)	599,394	4,651,297
STERIS Corp.	914,109	59,389,662
SurModics Inc.(a)(b)	201,315	4,396,720
Tandem Diabetes Care Inc.(a)(b)	278,128	2,450,308
Thoratec Corp.(a)	829,574	52,478,851
TransEnterix Inc.(a)(b)	685,613	1,549,485
Unilife Corp.(a)(b)	1,794,998	1,758,919
Utah Medical Products Inc.	58,163	3,133,241
Vascular Solutions Inc.(a)(b)	265,643	8,609,490
Veracyte Inc.(a)(b)	206,129	966,745

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 ETF

September 30, 2015

West Pharmaceutical Services Inc.	1,101,280	59,601,274
Wright Medical Group Inc.(a)(b)	787,705	16,557,559
Wright Medical Group NV	557,146	11,360,207
Zeltiq Aesthetics Inc.(a)(b)	495,353	15,866,157

		940,549,580
HEALTH CARE PROVIDERS & SERVICES - 2.82%
AAC Holdings Inc.(a)(b)	121,980	2,714,055
Aceto Corp.	447,342	12,279,538
Addus HomeCare Corp.(a)(b)	99,155	3,088,678
Adeptus Health Inc. Class A(a)(b)	95,283	7,695,055
Air Methods Corp.(a)(b)	601,639	20,509,874
Alliance HealthCare Services Inc.(a)(b)	80,335	784,070
Almost Family Inc.(a)	111,220	4,454,361
Amedisys Inc.(a)(b)	433,354	16,454,451
AMN Healthcare Services Inc.(a)(b)	728,462	21,861,145
AmSurg Corp.(a)(b)	741,083	57,589,560
BioScrip Inc.(a)(b)	1,062,577	1,987,019
BioTelemetry Inc.(a)(b)	420,588	5,147,997
Capital Senior Living Corp.(a)(b)	453,149	9,085,637
Chemed Corp.	261,420	34,891,727
Civitas Solutions Inc.(a)(b)	181,448	4,158,788
CorVel Corp.(a)(b)	133,058	4,297,773
Cross Country Healthcare Inc.(a)	495,992	6,750,451
Diplomat Pharmacy Inc.(a)(b)	554,324	15,925,729
Ensign Group Inc. (The)	391,242	16,678,646
ExamWorks Group Inc.(a)(b)	635,162	18,572,137
Five Star Quality Care Inc.(a)	671,251	2,074,166
Genesis Healthcare Inc.(a)(b)	560,586	3,436,392
Hanger Inc.(a)(b)	540,687	7,374,971
HealthEquity Inc.(a)(b)	557,775	16,482,251
HealthSouth Corp.	1,400,543	53,738,835
Healthways Inc.(a)(b)	479,061	5,327,158
IPC Healthcare Inc.(a)(b)	266,334	20,691,488
Kindred Healthcare Inc.	1,277,621	20,122,531
Landauer Inc.	147,921	5,471,598
LHC Group Inc.(a)(b)	200,027	8,955,209
Magellan Health Inc.(a)(b)	418,550	23,200,226
Molina Healthcare Inc.(a)(b)	601,198	41,392,482
National Healthcare Corp.	155,092	9,443,552
National Research Corp. Class A	153,003	1,826,856
Nobilis Health Corp.(a)(b)	489,425	2,554,799
Owens & Minor Inc.(b)	966,320	30,864,261
PharMerica Corp.(a)	465,491	13,252,529
Providence Service Corp. (The)(a)(b)	209,173	9,115,759
RadNet Inc.(a)(b)	533,970	2,963,534
Select Medical Holdings Corp.	1,609,232	17,363,613
Surgical Care Affiliates Inc.(a)(b)	328,825	10,749,289
Team Health Holdings Inc.(a)(b)	1,102,211	59,552,460
Teladoc Inc.(a)	150,045	3,344,302
Triple-S Management Corp. Class B(a)	371,438	6,615,311
Trupanion Inc.(a)(b)	249,805	1,886,028
U.S. Physical Therapy Inc.	190,770	8,563,665
Universal American Corp./NY(a)(b)	765,232	5,234,187
WellCare Health Plans Inc.(a)(b)	674,106	58,094,455

		714,618,598
HEALTH CARE TECHNOLOGY - 0.53%
Castlight Health Inc.(a)(b)	534,356	2,244,295
Computer Programs & Systems Inc.	174,116	7,335,507
Connecture Inc.(a)(b)	105,145	479,461
Evolent Health Inc.(a)	209,142	3,337,626
HealthStream Inc.(a)(b)	385,637	8,410,743
HMS Holdings Corp.(a)(b)	1,357,857	11,908,406
Imprivata Inc.(a)	138,334	2,458,195
MedAssets Inc.(a)(b)	924,971	18,554,918
Medidata Solutions Inc.(a)(b)	846,410	35,642,325

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 ETF

September 30, 2015

Merge Healthcare Inc.(a)	1,066,068	7,569,083
Omnicell Inc.(a)(b)	555,406	17,273,127
Press Ganey Holdings Inc.(a)(b)	156,472	4,630,006
Quality Systems Inc.	767,177	9,574,369
Vocera Communications Inc.(a)	393,448	4,489,242

		133,907,303
HOTELS, RESTAURANTS & LEISURE - 3.49%
Belmond Ltd.(a)(b)	1,485,101	15,014,371
Biglari Holdings Inc.(a)(b)	25,792	9,433,166
BJ’s Restaurants Inc.(a)(b)	329,977	14,198,910
Bloomin’ Brands Inc.	1,898,154	34,508,440
Bob Evans Farms Inc./DE	340,591	14,764,620
Bojangles’ Inc.(a)(b)	131,658	2,225,020
Boyd Gaming Corp.(a)(b)	1,222,606	19,928,478
Bravo Brio Restaurant Group Inc.(a)	236,201	2,661,985
Buffalo Wild Wings Inc.(a)(b)	290,734	56,236,678
Caesars Acquisition Co. Class A(a)(b)	709,268	5,035,803
Caesars Entertainment Corp.(a)(b)	846,729	4,987,234
Carrols Restaurant Group Inc.(a)(b)	547,900	6,520,010
Cheesecake Factory Inc. (The)	746,495	40,280,870
Churchill Downs Inc.	205,964	27,560,043
Chuy’s Holdings Inc.(a)(b)	253,801	7,207,948
ClubCorp Holdings Inc.	671,621	14,412,987
Cracker Barrel Old Country Store Inc.(b)	293,579	43,238,315
Dave & Buster’s Entertainment Inc.(a)(b)	348,598	13,187,462
Del Frisco’s Restaurant Group Inc.(a)(b)	364,254	5,059,488
Denny’s Corp.(a)(b)	1,296,010	14,294,990
Diamond Resorts International Inc.(a)(b)	640,452	14,980,172
DineEquity Inc.	259,797	23,812,993
El Pollo Loco Holdings Inc.(a)(b)	204,318	2,202,548
Eldorado Resorts Inc.(a)(b)	431,285	3,890,191
Empire Resorts Inc.(a)(b)	238,561	1,004,342
Fiesta Restaurant Group Inc.(a)(b)	410,934	18,644,076
Fogo De Chao Inc.(a)	79,782	1,244,492
Habit Restaurants Inc. (The)(a)(b)	175,431	3,755,978
International Speedway Corp. Class A	428,577	13,594,462
Interval Leisure Group Inc.	600,860	11,031,790
Intrawest Resorts Holdings Inc.(a)(b)	275,693	2,387,501
Isle of Capri Casinos Inc.(a)(b)	340,578	5,939,680
J Alexander’s Holdings Inc.	211,663	2,110,278
Jack in the Box Inc.	572,234	44,084,907
Jamba Inc.(a)(b)	215,832	3,075,606
Kona Grill Inc.(a)(b)	129,171	2,034,443
Krispy Kreme Doughnuts Inc.(a)(b)	993,803	14,539,338
La Quinta Holdings Inc.(a)(b)	1,434,394	22,634,737
Marcus Corp. (The)	283,439	5,481,710
Marriott Vacations Worldwide Corp.	395,684	26,961,908
Monarch Casino & Resort Inc.(a)	153,827	2,764,271
Morgans Hotel Group Co.(a)	422,406	1,402,388
Noodles & Co.(a)(b)	174,801	2,475,182
Papa John’s International Inc.	443,312	30,358,006
Papa Murphy’s Holdings Inc.(a)(b)	139,369	2,045,937
Penn National Gaming Inc.(a)(b)	1,222,868	20,519,725
Pinnacle Entertainment Inc.(a)(b)	813,526	27,529,720
Planet Fitness Inc. Class A(a)	245,515	4,207,798
Popeyes Louisiana Kitchen Inc.(a)(b)	354,613	19,985,989
Potbelly Corp.(a)(b)	335,549	3,694,395
Red Robin Gourmet Burgers Inc.(a)(b)	216,465	16,395,059
Ruby Tuesday Inc.(a)(b)	957,315	5,944,926
Ruth’s Hospitality Group Inc.	537,157	8,723,430
Scientific Games Corp. Class A(a)(b)	771,831	8,065,634

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 ETF

September 30, 2015

SeaWorld Entertainment Inc.(b)	1,045,768	18,625,128
Shake Shack Inc. Class A(a)(b)	88,804	4,209,310
Sonic Corp.	796,759	18,285,619
Speedway Motorsports Inc.	180,954	3,266,220
Texas Roadhouse Inc.	1,071,659	39,865,715
Vail Resorts Inc.	556,399	58,243,847
Wingstop Inc.(a)	105,465	2,528,909
Zoe’s Kitchen Inc.(a)(b)	297,695	11,755,976

		885,061,154
HOUSEHOLD DURABLES - 1.33%
Bassett Furniture Industries Inc.	164,990	4,594,972
Beazer Homes USA Inc.(a)(b)	502,337	6,696,152
Cavco Industries Inc.(a)(b)	136,432	9,289,655
Century Communities Inc.(a)(b)	232,786	4,620,802
CSS Industries Inc.	144,690	3,811,135
Ethan Allen Interiors Inc.(b)	390,952	10,325,042
Flexsteel Industries Inc.	89,871	2,808,469
Green Brick Partners Inc.(a)(b)	332,271	3,598,495
Helen of Troy Ltd.(a)(b)	436,345	38,965,609
Hooker Furniture Corp.	165,252	3,890,032
Hovnanian Enterprises Inc. Class A(a)(b)	1,815,607	3,213,624
Installed Building Products Inc.(a)(b)	303,894	7,682,440
iRobot Corp.(a)(b)	456,369	13,298,593
KB Home	1,250,637	16,946,131
La-Z-Boy Inc.	784,214	20,828,724
LGI Homes Inc.(a)(b)	216,534	5,887,559
Libbey Inc.	335,500	10,940,655
Lifetime Brands Inc.	168,636	2,357,531
M/I Homes Inc.(a)(b)	377,235	8,895,201
MDC Holdings Inc.	598,818	15,677,055
Meritage Homes Corp.(a)(b)	607,396	22,182,102
NACCO Industries Inc. Class A	64,142	3,049,952
New Home Co. Inc. (The)(a)(b)	140,569	1,820,369
Ryland Group Inc. (The)	716,568	29,257,471
Skullcandy Inc.(a)	334,734	1,851,079
Standard Pacific Corp.(a)(b)	2,241,761	17,934,088
Taylor Morrison Home Corp. Class A(a)(b)	497,143	9,276,688
TRI Pointe Group Inc.(a)(b)	2,475,131	32,399,465
Universal Electronics Inc.(a)	243,536	10,235,818
WCI Communities Inc.(a)(b)	235,808	5,336,335
William Lyon Homes Class A(a)(b)	298,213	6,143,188
ZAGG Inc.(a)(b)	449,831	3,054,353

		336,868,784
HOUSEHOLD PRODUCTS - 0.20%
Central Garden & Pet Co. Class A(a)(b)	651,702	10,498,919
HRG Group Inc.(a)(b)	1,207,102	14,159,306
Oil-Dri Corp. of America	77,154	1,766,827
Orchids Paper Products Co.	142,460	3,718,206
WD-40 Co.	223,252	19,885,056

		50,028,314
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 0.51%
Abengoa Yield PLC(b)	753,940	12,477,707
Atlantic Power Corp.	1,880,517	3,497,762
Dynegy Inc.(a)(b)	1,961,926	40,553,010
NRG Yield Inc. Class A(b)	533,900	5,952,985
NRG Yield Inc. Class C	959,032	11,134,361
Ormat Technologies Inc.(b)	568,638	19,350,751

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 ETF

September 30, 2015

Pattern Energy Group Inc.	857,340	16,366,621
Talen Energy Corp.(a)(b)	1,281,537	12,943,524
TerraForm Global Inc. Class A(a)	679,993	4,527,842
Vivint Solar Inc.(a)(b)	319,925	3,352,814

		130,157,377
INDUSTRIAL CONGLOMERATES - 0.04%
Raven Industries Inc.	580,109	9,832,848

		9,832,848
INSURANCE - 2.56%
Ambac Financial Group Inc.(a)(b)	628,832	9,099,199
American Equity Investment Life Holding Co.	1,247,293	29,074,400
AMERISAFE Inc.	291,340	14,488,338
Argo Group International Holdings Ltd.(b)	427,820	24,210,334
Atlas Financial Holdings Inc.(a)	161,313	2,984,290
Baldwin & Lyons Inc. Class B	146,537	3,179,853
Citizens Inc./TX(a)(b)	750,635	5,569,712
CNO Financial Group Inc.	3,014,356	56,700,036
Crawford & Co. Class B	430,662	2,416,014
Donegal Group Inc. Class A	132,596	1,864,300
eHealth Inc.(a)(b)	277,942	3,560,437
EMC Insurance Group Inc.	122,622	2,846,057
Employers Holdings Inc.	489,957	10,921,142
Enstar Group Ltd.(a)	138,929	20,839,350
FBL Financial Group Inc. Class A	147,947	9,101,699
Federated National Holding Co.	219,013	5,260,692
Fidelity & Guaranty Life	174,255	4,276,218
First American Financial Corp.	1,659,061	64,819,513
Global Indemnity PLC(a)	128,762	3,369,702
Greenlight Capital Re Ltd. Class A(a)(b)	443,990	9,892,097
Hallmark Financial Services Inc.(a)	219,220	2,518,838
HCI Group Inc.	132,362	5,131,675
Heritage Insurance Holdings Inc.(a)(b)	377,586	7,449,772
Horace Mann Educators Corp.	630,212	20,935,643
Independence Holding Co.	111,832	1,449,343
Infinity Property & Casualty Corp.	176,081	14,181,564
James River Group Holdings Ltd.(b)	170,254	4,578,130
Kansas City Life Insurance Co.	57,704	2,711,511
Kemper Corp.	666,266	23,565,828
Maiden Holdings Ltd.	776,712	10,780,763
MBIA Inc.(a)(b)	2,082,554	12,661,928
National General Holdings Corp.	616,709	11,896,317
National Interstate Corp.	109,718	2,927,276
National Western Life Insurance Co. Class A	34,006	7,573,136
Navigators Group Inc. (The)(a)(b)	162,935	12,705,671
OneBeacon Insurance Group Ltd. Class A(b)	350,841	4,925,808
Patriot National Inc.(a)(b)	131,447	2,080,806
Primerica Inc.(b)	786,332	35,439,983
RLI Corp.	661,325	35,400,727
Safety Insurance Group Inc.	230,647	12,489,535
Selective Insurance Group Inc.	872,166	27,089,476
State Auto Financial Corp.	231,480	5,280,059
State National Companies Inc.	477,790	4,467,336
Stewart Information Services Corp.	352,639	14,426,461

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 ETF

September 30, 2015

Symetra Financial Corp.	1,149,885	36,382,361
Third Point Reinsurance Ltd.(a)(b)	1,290,480	17,356,956
United Fire Group Inc.	311,436	10,915,832
United Insurance Holdings Corp.	265,120	3,486,328
Universal Insurance Holdings Inc.	492,060	14,535,452

		649,817,898
INTERNET & CATALOG RETAIL - 0.69%
1-800-Flowers.com Inc. Class A(a)(b)	386,989	3,521,600
Blue Nile Inc.(a)(b)	183,373	6,150,330
Etsy Inc.(a)(b)	306,787	4,199,914
EVINE Live Inc.(a)	730,839	1,914,798
FTD Companies Inc.(a)(b)	280,944	8,372,131
HSN Inc.	497,826	28,495,560
Lands’ End Inc.(a)(b)	253,447	6,845,604
Liberty TripAdvisor Holdings Inc. Class A(a)(b)	1,145,589	25,397,708
NutriSystem Inc.	444,414	11,785,859
Overstock.com Inc.(a)(b)	185,948	3,190,868
PetMed Express Inc.(b)	312,737	5,035,066
Shutterfly Inc.(a)(b)	575,802	20,584,922
Travelport Worldwide Ltd.(b)	1,614,235	21,340,187
Wayfair Inc. Class A(a)(b)	308,874	10,829,122
zulily Inc. Class A(a)	1,012,227	17,612,750

		175,276,419
INTERNET SOFTWARE & SERVICES - 2.62%
Actua Corp.(a)	624,363	7,342,509
Alarm.com Holdings Inc.(a)	127,304	1,484,194
Amber Road Inc.(a)(b)	270,326	1,140,776
Angie’s List Inc.(a)(b)	677,992	3,417,080
Apigee Corp.(a)(b)	78,195	824,957
Appfolio Inc.(a)	89,018	1,499,834
Bankrate Inc.(a)(b)	1,025,070	10,609,475
Bazaarvoice Inc.(a)(b)	932,318	4,204,754
Benefitfocus Inc.(a)(b)	120,892	3,777,875
Blucora Inc.(a)(b)	628,650	8,656,511
Box Inc. Class A(a)(b)	197,830	2,488,701
Brightcove Inc.(a)(b)	502,517	2,472,384
Carbonite Inc.(a)	282,988	3,149,656
Care.com Inc.(a)(b)	293,172	1,506,904
ChannelAdvisor Corp.(a)(b)	336,543	3,345,237
Cimpress NV(a)(b)	502,211	38,223,279
comScore Inc.(a)(b)	526,407	24,293,683
Constant Contact Inc.(a)(b)	493,893	11,971,966
Cornerstone OnDemand Inc.(a)(b)	826,034	27,259,122
Coupons.com Inc.(a)(b)	932,916	8,396,244
Cvent Inc.(a)(b)	357,876	12,046,106
Dealertrack Technologies Inc.(a)(b)	866,044	54,699,339
Demandware Inc.(a)(b)	511,330	26,425,534
DHI Group Inc.(a)(b)	678,786	4,961,926
EarthLink Holdings Corp.	1,584,487	12,327,309
Endurance International Group Holdings Inc.(a)(b)	902,542	12,057,961
Envestnet Inc.(a)(b)	540,729	16,205,648
Everyday Health Inc.(a)(b)	330,294	3,018,887
Five9 Inc.(a)(b)	362,912	1,342,774
Gogo Inc.(a)(b)	861,419	13,162,482
GrubHub Inc.(a)(b)	1,151,554	28,028,824
GTT Communications Inc.(a)(b)	373,869	8,696,193
Hortonworks Inc.(a)(b)	118,456	2,593,002
Internap Corp.(a)(b)	846,472	5,188,873
IntraLinks Holdings Inc.(a)(b)	619,292	5,133,931
j2 Global Inc.	737,869	52,278,019
Limelight Networks Inc.(a)	939,851	1,795,115
Liquidity Services Inc.(a)(b)	373,018	2,756,603
LivePerson Inc.(a)(b)	871,268	6,586,786
LogMeIn Inc.(a)(b)	377,138	25,705,726
Marchex Inc. Class B	502,344	2,024,446
Marin Software Inc.(a)	457,759	1,432,786

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 ETF

September 30, 2015

Marketo Inc.(a)(b)	532,287	15,127,597
MaxPoint Interactive Inc.(a)(b)	104,666	427,037
Millennial Media Inc.(a)(b)	1,826,043	3,195,575
Monster Worldwide Inc.(a)(b)	1,399,753	8,986,414
New Relic Inc.(a)(b)	89,851	3,424,222
NIC Inc.	1,004,388	17,787,712
OPOWER Inc.(a)(b)	401,608	3,578,327
Q2 Holdings Inc.(a)(b)	297,794	7,361,468
QuinStreet Inc.(a)	555,866	3,085,056
RealNetworks Inc.(a)(b)	369,533	1,511,390
Reis Inc.(b)	132,655	3,004,636
RetailMeNot Inc.(a)(b)	589,538	4,857,793
Rocket Fuel Inc.(a)(b)	420,874	1,965,482
SciQuest Inc.(a)(b)	425,285	4,252,850
Shutterstock Inc.(a)(b)	302,162	9,137,379
SPS Commerce Inc.(a)(b)	253,290	17,195,858
Stamps.com Inc.(a)(b)	218,601	16,178,660
TechTarget Inc.(a)	299,317	2,550,181
Textura Corp.(a)(b)	303,149	7,833,370
Travelzoo Inc.(a)(b)	108,693	898,891
TrueCar Inc.(a)(b)	750,436	3,909,772
United Online Inc.(a)	224,603	2,246,030
Web.com Group Inc.(a)(b)	672,853	14,183,741
WebMD Health Corp.(a)(b)	578,851	23,061,424
Wix.com Ltd.(a)(b)	290,919	5,067,809
Xactly Corp.(a)	122,054	951,858
XO Group Inc.(a)(b)	407,820	5,762,497
Xoom Corp.(a)	491,335	12,224,415

		664,300,855
IT SERVICES - 2.38%
6D Global Technologies Inc.(a)(b)	307,819	895,753
Acxiom Corp.(a)(b)	1,197,380	23,660,229
Blackhawk Network Holdings Inc.(a)(b)	831,372	35,241,859
CACI International Inc. Class A(a)(b)	370,236	27,386,357
Cardtronics Inc.(a)(b)	687,406	22,478,176
Cass Information Systems Inc.	176,448	8,668,890
CIBER Inc.(a)(b)	1,219,554	3,878,182
Convergys Corp.	1,513,395	34,974,558
CSG Systems International Inc.	503,106	15,495,665
Datalink Corp.(a)	314,425	1,877,117
EPAM Systems Inc.(a)(b)	748,591	55,785,001
Euronet Worldwide Inc.(a)(b)	794,064	58,832,202
Everi Holdings Inc.(a)(b)	1,012,858	5,195,962
EVERTEC Inc.	1,008,072	18,215,861
ExlService Holdings Inc.(a)(b)	511,269	18,881,164
Forrester Research Inc.	155,588	4,891,687
Hackett Group Inc. (The)	370,117	5,089,109
Heartland Payment Systems Inc.	560,441	35,313,387
Lionbridge Technologies Inc.(a)	992,358	4,902,248
Luxoft Holding Inc.(a)(b)	282,038	17,850,185
ManTech International Corp./VA Class A	372,441	9,571,734
MAXIMUS Inc.	1,008,582	60,071,144
ModusLink Global Solutions Inc.(a)(b)	585,903	1,675,683
MoneyGram International Inc.(a)(b)	452,746	3,631,023
NeuStar Inc. Class A(a)(b)	331,105	9,009,367
Perficient Inc.(a)	544,621	8,403,502
PFSweb Inc.(a)	184,474	2,623,220
Science Applications International Corp.	705,024	28,349,015
ServiceSource International Inc.(a)(b)	910,320	3,641,280
Sykes Enterprises Inc.(a)	599,040	15,275,520
Syntel Inc.(a)(b)	480,807	21,785,365

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 ETF

September 30, 2015

TeleTech Holdings Inc.	250,653	6,714,994
Unisys Corp.(a)(b)	766,268	9,118,589
Virtusa Corp.(a)(b)	453,670	23,277,808

		602,661,836
LEISURE PRODUCTS - 0.30%
Arctic Cat Inc.	199,643	4,428,082
Black Diamond Inc.(a)(b)	353,505	2,220,011
Callaway Golf Co.	1,199,327	10,014,380
Escalade Inc.	155,121	2,450,912
JAKKS Pacific Inc.(a)(b)	295,240	2,515,445
Johnson Outdoors Inc. Class A	79,373	1,674,770
Malibu Boats Inc. Class A(a)(b)	272,157	3,804,755
Marine Products Corp.	170,191	1,181,126
MCBC Holdings Inc.(a)	110,414	1,430,817
Nautilus Inc.(a)	482,093	7,231,395
Performance Sports Group Ltd.(a)	699,394	9,385,868
Smith & Wesson Holding Corp.(a)(b)	825,551	13,927,045
Sturm Ruger & Co. Inc.	286,504	16,814,920

		77,079,526
LIFE SCIENCES TOOLS & SERVICES - 0.58%
Accelerate Diagnostics Inc.(a)(b)	331,081	5,356,891
Affymetrix Inc.(a)(b)	1,188,063	10,146,058
Albany Molecular Research Inc.(a)(b)	384,641	6,700,446
Cambrex Corp.(a)(b)	479,695	19,034,298
Fluidigm Corp.(a)(b)	442,419	3,588,018
Furiex Pharmaceuticals Inc.(b)	114,312	1,143,120
Harvard Bioscience Inc.(a)(b)	511,741	1,934,381
INC Research Holdings Inc.(a)(b)	200,271	8,010,840
Luminex Corp.(a)(b)	657,090	11,111,392
NanoString Technologies Inc.(a)(b)	206,503	3,304,048
NeoGenomics Inc.(a)(b)	822,818	4,714,747
Pacific Biosciences of California Inc.(a)(b)	936,314	3,426,909
PAREXEL International Corp.(a)(b)	844,439	52,287,663
PRA Health Sciences Inc.(a)(b)	305,627	11,867,496
Sequenom Inc.(a)(b)	1,823,217	3,190,630

		145,816,937
MACHINERY - 2.53%
Accuride Corp.(a)	607,203	1,681,952
Actuant Corp. Class A	912,337	16,777,877
Alamo Group Inc.	147,807	6,909,977
Albany International Corp. Class A	433,841	12,412,191
Altra Industrial Motion Corp.	405,435	9,373,657
American Railcar Industries Inc.(b)	145,806	5,272,345
Astec Industries Inc.	290,997	9,751,309
Barnes Group Inc.	838,757	30,237,190
Blount International Inc.(a)	748,597	4,169,685
Blue Bird Corp.(a)(b)	77,740	774,290
Briggs & Stratton Corp.(b)	684,965	13,226,674
Chart Industries Inc.(a)(b)	467,969	8,989,684
CIRCOR International Inc.	263,192	10,559,263
CLARCOR Inc.	768,043	36,620,290
Columbus McKinnon Corp./NY	308,905	5,609,715
Commercial Vehicle Group Inc.(a)(b)	459,393	1,851,354
Douglas Dynamics Inc.	344,521	6,842,187
EnPro Industries Inc.	349,601	13,693,871
ESCO Technologies Inc.	400,621	14,382,294
ExOne Co. (The)(a)(b)	163,630	1,097,957

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 ETF

September 30, 2015

Federal Signal Corp.	960,430	13,167,495
FreightCar America Inc.	189,806	3,257,071
Global Brass & Copper Holdings Inc.	331,336	6,795,701
Gorman-Rupp Co. (The)	293,343	7,031,432
Graham Corp.	157,010	2,771,227
Greenbrier Companies Inc. (The)(b)	404,374	12,984,449
Harsco Corp.	1,226,468	11,124,065
Hillenbrand Inc.	963,874	25,070,363
Hurco Companies Inc.	98,999	2,597,734
Hyster-Yale Materials Handling Inc.	146,260	8,458,216
John Bean Technologies Corp.	448,670	17,161,628
Kadant Inc.	168,987	6,592,183
LB Foster Co. Class A	160,266	1,968,066
Lindsay Corp.(b)	181,049	12,273,312
Lydall Inc.(a)	262,191	7,469,822
Meritor Inc.(a)	1,496,273	15,905,382
Milacron Holdings Corp.(a)	232,500	4,080,063
Miller Industries Inc./TN	172,320	3,367,133
Mueller Industries Inc.	872,584	25,811,035
Mueller Water Products Inc. Class A	2,465,069	18,882,429
Navistar International Corp.(a)(b)	786,165	10,000,019
NN Inc.	411,717	7,616,765
Omega Flex Inc.	45,385	1,515,859
Proto Labs Inc.(a)(b)	356,808	23,906,136
RBC Bearings Inc.(a)	358,351	21,404,305
Rexnord Corp.(a)(b)	1,559,362	26,477,967
Standex International Corp.	196,326	14,793,164
Sun Hydraulics Corp.	348,883	9,583,816
Tennant Co.	282,086	15,847,591
Titan International Inc.	665,629	4,399,808
TriMas Corp.(a)(b)	692,154	11,316,718
Twin Disc Inc.	125,845	1,561,736
Wabash National Corp.(a)(b)	1,042,950	11,044,841
Watts Water Technologies Inc. Class A	431,447	22,789,031
Woodward Inc.	999,973	40,698,901
Xerium Technologies Inc.(a)	172,314	2,236,636

		642,195,861
MARINE - 0.17%
Eagle Bulk Shipping Inc.(a)	339,968	2,016,010
Golden Ocean Group Ltd.(b)	1,034,983	2,546,058
Matson Inc.	665,623	25,619,829
Navios Maritime Holdings Inc.	1,283,655	3,196,301
Safe Bulkers Inc.(b)	592,964	1,636,581
Scorpio Bulkers Inc.(a)(b)	5,166,183	7,542,627
Ultrapetrol Bahamas Ltd.(a)	340,470	139,593

		42,696,999
MEDIA - 1.53%
AMC Entertainment Holdings Inc. Class A	326,016	8,212,343
Carmike Cinemas Inc.(a)(b)	376,199	7,557,838
Central European Media Enterprises Ltd. Class A(a)(b)	1,158,180	2,501,669
Crown Media Holdings Inc. Class A(a)(b)	531,477	2,843,402
Cumulus Media Inc. Class A(a)(b)	2,205,181	1,552,006
Daily Journal Corp.(a)(b)	16,691	3,107,864
DreamWorks Animation SKG Inc. Class A(a)(b)	1,166,092	20,348,305
Entercom Communications Corp. Class A(a)	389,859	3,960,967
Entravision Communications Corp. Class A	972,556	6,457,772
Eros International PLC(a)(b)	435,427	11,839,260
EW Scripps Co. (The) Class A	909,491	16,070,706
Global Eagle Entertainment Inc.(a)(b)	708,500	8,133,580

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 ETF

September 30, 2015

Gray Television Inc.(a)(b)	969,407	12,369,633
Harte-Hanks Inc.	745,897	2,633,016
Hemisphere Media Group Inc.(a)(b)	154,552	2,101,907
IMAX Corp.(a)(b)	925,009	31,256,054
Journal Media Group Inc.(b)	372,977	2,797,328
Loral Space & Communications Inc.(a)(b)	201,394	9,481,630
Martha Stewart Living Omnimedia Inc. Class A(a)(b)	472,337	2,815,129
MDC Partners Inc. Class A(b)	667,352	12,299,297
Media General Inc.(a)(b)	1,464,896	20,493,895
Meredith Corp.	562,823	23,965,003
National CineMedia Inc.	944,294	12,672,426
New Media Investment Group Inc.	686,065	10,606,565
New York Times Co. (The) Class A	2,106,321	24,875,651
Nexstar Broadcasting Group Inc. Class A	479,395	22,699,353
Reading International Inc. Class A(a)	257,100	3,257,457
Rentrak Corp.(a)(b)	195,584	10,575,227
Saga Communications Inc. Class A	57,208	1,922,761
Scholastic Corp.	409,463	15,952,679
SFX Entertainment Inc.(a)(b)	704,188	359,066
Sinclair Broadcast Group Inc. Class A	1,014,691	25,691,976
Sizmek Inc.(a)	334,770	2,005,272
Time Inc.	1,677,025	31,947,326
Townsquare Media Inc. Class A(a)(b)	108,655	1,061,559
Tribune Publishing Co.	412,206	3,231,695
World Wrestling Entertainment Inc. Class A(b)	463,235	7,828,672

		387,486,289
METALS & MINING - 0.78%
AK Steel Holding Corp.(a)(b)	2,722,129	6,560,331
Carpenter Technology Corp.	772,175	22,987,650
Century Aluminum Co.(a)(b)	758,452	3,488,879
Cliffs Natural Resources Inc.(b)	2,376,185	5,797,891
Coeur Mining Inc.(a)(b)	2,085,218	5,880,315
Commercial Metals Co.	1,772,651	24,019,421
Gerber Scientific Inc. Escrow(a)	276,144	2,761
Globe Specialty Metals Inc.	997,473	12,099,347
Handy & Harman Ltd.(a)	41,550	996,369
Haynes International Inc.	191,476	7,245,452
Hecla Mining Co.	5,688,141	11,205,638
Horsehead Holding Corp.(a)(b)	870,738	2,647,044
Kaiser Aluminum Corp.	262,794	21,089,219
Materion Corp.	309,270	9,284,285
Olympic Steel Inc.	141,872	1,411,626
Real Industry Inc.(a)(b)	374,293	3,301,264
Ryerson Holding Corp.(a)(b)	174,427	915,742
Schnitzer Steel Industries Inc. Class A	407,748	5,520,908
Stillwater Mining Co.(a)(b)	1,849,446	19,104,777
SunCoke Energy Inc.	998,579	7,768,945
TimkenSteel Corp.	616,231	6,236,258
Worthington Industries Inc.	735,633	19,479,562

		197,043,684
MULTI-UTILITIES - 0.39%
Avista Corp.	953,690	31,710,192
Black Hills Corp.	686,410	28,376,189
NorthWestern Corp.	720,185	38,767,559

		98,853,940

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 ETF

September 30, 2015

MULTILINE RETAIL - 0.43%
Big Lots Inc.(b)	755,936	36,224,453
Burlington Stores Inc.(a)(b)	1,154,175	58,909,092
Fred’s Inc. Class A	570,736	6,763,222
Ollie’s Bargain Outlet Holdings Inc.(a)	162,317	2,624,448
Tuesday Morning Corp.(a)(b)	677,702	3,666,368

		108,187,583
OIL, GAS & CONSUMABLE FUELS - 2.01%
Abraxas Petroleum Corp.(a)(b)	1,453,938	1,861,041
Adams Resources & Energy Inc.	34,106	1,398,346
Alon USA Energy Inc.	482,286	8,714,908
Approach Resources Inc.(a)(b)	560,503	1,048,141
Ardmore Shipping Corp.	278,414	3,363,241
Bill Barrett Corp.(a)(b)	771,555	2,546,131
Bonanza Creek Energy Inc.(a)(b)	776,197	3,159,122
Callon Petroleum Co.(a)(b)	1,013,512	7,388,502
Carrizo Oil & Gas Inc.(a)(b)	787,581	24,052,724
Clayton Williams Energy Inc.(a)(b)	90,810	3,524,336
Clean Energy Fuels Corp.(a)(b)	1,097,036	4,936,662
Cloud Peak Energy Inc.(a)(b)	944,387	2,483,738
Contango Oil & Gas Co.(a)(b)	270,678	2,057,153
Delek U.S. Holdings Inc.	877,985	24,320,184
DHT Holdings Inc.	1,426,793	10,586,804
Dorian LPG Ltd.(a)(b)	381,621	3,934,512
Earthstone Energy Inc.(a)(b)	19,968	303,514
Eclipse Resources Corp.(a)(b)	763,134	1,488,111
Energy Fuels Inc./Canada(a)(b)	668,359	1,944,925
Energy XXI Ltd.(b)	1,461,594	1,534,674
Erin Energy Corp.(a)(b)	212,049	831,232
Evolution Petroleum Corp.	376,489	2,089,514
EXCO Resources Inc.(b)	2,437,276	1,827,957
Frontline Ltd./Bermuda(a)(b)	1,660,042	4,465,513
GasLog Ltd.(b)	635,507	6,113,577
Gastar Exploration Inc.(a)(b)	1,241,010	1,427,161
Gener8 Maritime Inc.(a)	266,975	2,923,018
Green Plains Inc.	582,958	11,344,363
Halcon Resources Corp.(a)(b)	5,743,638	3,044,128
Hallador Energy Co.	164,359	1,142,295
Isramco Inc.(a)(b)	13,448	1,335,924
Jones Energy Inc. Class A(a)(b)	443,091	2,122,406
Magnum Hunter Resources Corp.(a)(b)	3,393,135	1,153,666
Matador Resources Co.(a)(b)	1,120,641	23,242,094
Navios Maritime Acquisition Corp.	1,269,235	4,467,707
Nordic American Tankers Ltd.(b)	1,369,170	20,811,384
Northern Oil and Gas Inc.(a)(b)	949,724	4,197,780
Oasis Petroleum Inc.(a)(b)	2,128,038	18,471,370
Pacific Ethanol Inc.(a)(b)	488,840	3,172,572
Panhandle Oil and Gas Inc. Class A	259,886	4,199,758
Par Petroleum Corp.(a)(b)	245,814	5,120,306
Parsley Energy Inc. Class A(a)(b)	1,416,767	21,350,679
PDC Energy Inc.(a)(b)	613,265	32,509,178
Peabody Energy Corp.(b)	4,307,214	5,943,955
Penn Virginia Corp.(a)(b)	1,099,288	582,623
PetroCorp Inc. Escrow(a)	26,106	0
Renewable Energy Group Inc.(a)(b)	671,719	5,561,833
REX American Resources Corp.(a)(b)	91,148	4,613,912
Rex Energy Corp.(a)(b)	745,226	1,542,618
Ring Energy Inc.(a)(b)	372,916	3,680,681
RSP Permian Inc.(a)(b)	911,103	18,449,836
Sanchez Energy Corp.(a)(b)	767,135	4,717,880
SandRidge Energy Inc.(a)(b)	6,840,878	1,847,037
Scorpio Tankers Inc.	2,738,788	25,114,686
SemGroup Corp. Class A	672,362	29,072,933

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 ETF

September 30, 2015

Ship Finance International Ltd.(b)	911,099	14,805,359
Solazyme Inc.(a)(b)	1,233,413	3,206,874
Stone Energy Corp.(a)(b)	873,841	4,334,251
Synergy Resources Corp.(a)(b)	1,592,167	15,603,237
Teekay Tankers Ltd. Class A	1,462,766	10,093,085
TransAtlantic Petroleum Ltd.(a)	395,272	1,003,991
Triangle Petroleum Corp.(a)(b)	723,132	1,026,847
Ultra Petroleum Corp.(a)(b)	2,341,529	14,962,370
Uranium Energy Corp.(a)(b)	1,492,561	1,492,561
W&T Offshore Inc.(b)	544,444	1,633,332
Western Refining Inc.	1,088,843	48,039,753
Westmoreland Coal Co.(a)(b)	275,575	3,882,852

		509,222,857
PAPER & FOREST PRODUCTS - 0.55%
Boise Cascade Co.(a)	605,264	15,264,758
Clearwater Paper Corp.(a)	292,070	13,797,387
Deltic Timber Corp.(b)	169,008	10,108,368
KapStone Paper and Packaging Corp.	1,302,721	21,507,924
Louisiana-Pacific Corp.(a)	2,180,616	31,051,972
Neenah Paper Inc.	256,868	14,970,267
PH Glatfelter Co.	664,072	11,435,320
Schweitzer-Mauduit International Inc.	467,156	16,060,823
Wausau Paper Corp.	633,210	4,052,544

		138,249,363
PERSONAL PRODUCTS - 0.17%
Elizabeth Arden Inc.(a)(b)	402,867	4,709,515
Inter Parfums Inc.	261,212	6,480,670
Medifast Inc.(a)(b)	167,811	4,507,403
Natural Health Trends Corp.(b)	121,102	3,957,613
Nature’s Sunshine Products Inc.	164,354	1,968,961
Nutraceutical International Corp.(a)	130,423	3,079,287
Revlon Inc. Class A(a)(b)	177,419	5,224,990
Synutra International Inc.(a)(b)	325,806	1,547,579
USANA Health Sciences Inc.(a)(b)	86,531	11,597,750

		43,073,768
PHARMACEUTICALS - 1.75%
Aerie Pharmaceuticals Inc.(a)(b)	315,958	5,605,095
Agile Therapeutics Inc.(a)(b)	159,318	1,073,803
Alimera Sciences Inc.(a)(b)	465,572	1,028,914
Amphastar Pharmaceuticals Inc.(a)(b)	492,669	5,759,301
ANI Pharmaceuticals Inc.(a)(b)	122,547	4,841,832
Aratana Therapeutics Inc.(a)(b)	458,830	3,881,702
Assembly Biosciences Inc.(a)(b)	219,513	2,098,544
BioDelivery Sciences International Inc.(a)(b)	704,785	3,918,605
Carbylan Therapeutics Inc.(a)(b)	187,544	669,532
Catalent Inc.(a)(b)	1,280,593	31,118,410
Cempra Inc.(a)(b)	489,639	13,631,550
Collegium Pharmaceutical Inc.(a)	101,637	2,247,194
Corcept Therapeutics Inc.(a)(b)	946,685	3,559,536
Corium International Inc.(a)	163,766	1,531,212
Depomed Inc.(a)(b)	872,308	16,443,006
Dermira Inc.(a)(b)	239,166	5,582,134
DURECT Corp.(a)	1,719,515	3,353,054
Endocyte Inc.(a)(b)	576,569	2,640,686
Flex Pharma Inc.(a)(b)	86,047	1,033,425
Foamix Pharmaceuticals Ltd.(a)	356,716	2,614,728
Heska Corp.(a)(b)	87,253	2,659,471

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 ETF

September 30, 2015

IGI Laboratories Inc.(a)(b)	630,980	4,126,609
Impax Laboratories Inc.(a)(b)	1,097,692	38,649,735
Intersect ENT Inc.(a)(b)	251,295	5,880,303
Intra-Cellular Therapies Inc.(a)(b)	333,099	13,337,284
Lannett Co. Inc.(a)(b)	406,369	16,872,441
Medicines Co. (The)(a)(b)	1,013,918	38,488,327
Nektar Therapeutics(a)(b)	2,014,753	22,081,693
Neos Therapeutics Inc.(a)	87,278	1,833,594
Ocular Therapeutix Inc.(a)(b)	230,584	3,242,011
Omeros Corp.(a)(b)	580,968	6,367,409
Pacira Pharmaceuticals Inc./DE(a)(b)	557,119	22,897,591
Paratek Pharmaceuticals Inc.(b)	186,990	3,552,810
Pernix Therapeutics Holdings Inc.(a)(b)	688,562	2,175,856
Phibro Animal Health Corp.	269,503	8,524,380
POZEN Inc.(a)(b)	454,937	2,654,557
Prestige Brands Holdings Inc.(a)(b)	800,772	36,162,864
Relypsa Inc.(a)(b)	500,972	9,272,992
Revance Therapeutics Inc.(a)(b)	242,234	7,208,884
Sagent Pharmaceuticals Inc.(a)(b)	341,147	5,229,784
SciClone Pharmaceuticals Inc.(a)(b)	765,716	5,314,069
Sucampo Pharmaceuticals Inc. Class A(a)(b)	384,506	7,640,134
Supernus Pharmaceuticals Inc.(a)(b)	530,535	7,443,406
Tetraphase Pharmaceuticals Inc.(a)(b)	556,954	4,154,877
TherapeuticsMD Inc.(a)(b)	1,957,533	11,471,143
Theravance Biopharma Inc.(a)(b)	391,356	4,301,002
Theravance Inc.(b)	1,313,108	9,428,115
VIVUS Inc.(a)(b)	1,590,176	2,607,889
XenoPort Inc.(a)(b)	906,753	3,146,433
Zogenix Inc.(a)(b)	379,595	5,124,533
ZS Pharma Inc.(a)(b)	277,906	18,247,308
Zynerba Pharmaceuticals Inc.(a)	54,543	780,437

		443,510,204
PROFESSIONAL SERVICES - 1.40%
Acacia Research Corp.	786,236	7,139,023
Advisory Board Co. (The)(a)(b)	649,602	29,582,875
Barrett Business Services Inc.	110,590	4,747,629
CBIZ Inc.(a)(b)	757,700	7,440,614
CDI Corp.	224,228	1,917,149
CEB Inc.	512,310	35,011,265
CRA International Inc.(a)(b)	141,841	3,060,929
Exponent Inc.	398,205	17,744,015
Franklin Covey Co.(a)(b)	188,056	3,020,179
FTI Consulting Inc.(a)(b)	637,108	26,446,353
GP Strategies Corp.(a)(b)	201,264	4,592,845
Heidrick & Struggles International Inc.	282,132	5,487,467
Hill International Inc.(a)	559,415	1,834,881
Huron Consulting Group Inc.(a)(b)	354,275	22,152,816
ICF International Inc.(a)(b)	299,890	9,113,657
Insperity Inc.	297,607	13,073,876
Kelly Services Inc. Class A	457,003	6,462,022
Kforce Inc.	379,698	9,978,464
Korn/Ferry International	772,170	25,535,662
Mistras Group Inc.(a)	256,712	3,298,749
Navigant Consulting Inc.(a)	741,310	11,794,242
On Assignment Inc.(a)(b)	792,220	29,232,918
Pendrell Corp.(a)	2,554,622	1,839,328
Resources Connection Inc.	577,599	8,704,417
RPX Corp.(a)(b)	833,388	11,434,083
TriNet Group Inc.(a)(b)	629,197	10,570,510
TrueBlue Inc.(a)(b)	642,939	14,446,839
Volt Information Sciences Inc.(a)(b)	146,265	1,331,012
VSE Corp.	64,577	2,587,600
WageWorks Inc.(a)(b)	547,283	24,671,518

		354,252,937

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 ETF

September 30, 2015

REAL ESTATE INVESTMENT TRUSTS (REITS) - 9.13%
Acadia Realty Trust(b)	1,053,321	31,673,362
AG Mortgage Investment Trust Inc.(b)	437,185	6,653,956
Agree Realty Corp.(b)	271,069	8,091,410
Alexander’s Inc.(b)	32,167	12,030,458
Altisource Residential Corp.(b)	879,362	12,240,719
American Assets Trust Inc.	490,516	20,042,484
American Capital Mortgage Investment Corp.(b)	786,500	11,593,010
American Residential Properties Inc.(b)	495,105	8,550,463
Anworth Mortgage Asset Corp.(b)	1,613,080	7,968,615
Apollo Commercial Real Estate Finance Inc.(b)	897,590	14,101,139
Apollo Residential Mortgage Inc.(b)	494,131	6,255,698
Ares Commercial Real Estate Corp.	419,302	5,027,431
Armada Hoffler Properties Inc.(b)	388,324	3,793,925
ARMOUR Residential REIT Inc.(b)	677,061	13,568,302
Ashford Hospitality Prime Inc.(b)	424,092	5,950,011
Ashford Hospitality Trust Inc.(b)	1,284,363	7,834,614
Bluerock Residential Growth REIT Inc.	288,310	3,453,954
Campus Crest Communities Inc.(b)	998,361	5,311,281
Capstead Mortgage Corp.(b)	1,468,721	14,525,651
CareTrust REIT Inc.(b)	741,484	8,415,843
CatchMark Timber Trust Inc. Class A(b)	615,486	6,327,196
Cedar Realty Trust Inc.(b)	1,308,464	8,125,561
Chambers Street Properties(b)	3,628,107	23,546,414
Chatham Lodging Trust(b)	587,149	12,611,961
Chesapeake Lodging Trust(b)	913,692	23,810,814
Colony Capital Inc.(b)	1,710,412	33,455,659
CorEnergy Infrastructure Trust Inc.(b)	911,179	4,027,411
CoreSite Realty Corp.(b)	372,244	19,148,231
Cousins Properties Inc.	3,316,743	30,580,370
CubeSmart(b)	2,545,892	69,273,721
CyrusOne Inc.(b)	1,014,609	33,137,130
CYS Investments Inc.(b)	2,423,279	17,593,006
DCT Industrial Trust Inc.(b)	1,360,075	45,780,125
DiamondRock Hospitality Co.(b)	3,073,402	33,961,092
DuPont Fabros Technology Inc.(b)	966,883	25,022,932
Dynex Capital Inc.	844,961	5,542,944
Easterly Government Properties Inc.(b)	212,506	3,389,471
EastGroup Properties Inc.	494,785	26,807,451
Education Realty Trust Inc.(b)	740,589	24,402,408
EPR Properties(b)	875,356	45,142,109
Equity One Inc.(b)	1,124,433	27,368,699
FelCor Lodging Trust Inc.(b)	2,194,567	15,515,589
First Industrial Realty Trust Inc.(b)	1,695,424	35,519,133
First Potomac Realty Trust(b)	903,543	9,938,973
Franklin Street Properties Corp.	1,378,534	14,819,241
GEO Group Inc. (The)(b)	1,143,203	33,998,857
Getty Realty Corp.(b)	393,909	6,223,762
Gladstone Commercial Corp.(b)	318,578	4,495,136
Government Properties Income Trust(b)	1,002,009	16,032,144
Gramercy Property Trust Inc.(b)	877,775	18,231,387
Great Ajax Corp.	67,601	836,224
Hannon Armstrong Sustainable Infrastructure Capital Inc.	500,060	8,611,033
Hatteras Financial Corp.	1,482,458	22,459,239
Healthcare Realty Trust Inc.(b)	1,537,173	38,198,749
Hersha Hospitality Trust(b)	752,102	17,042,631
Highwoods Properties Inc.(b)	1,439,550	55,782,563
Hudson Pacific Properties Inc.(b)	1,139,892	32,817,491

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 ETF

September 30, 2015

Independence Realty Trust Inc.(b)	493,106	3,555,294
InfraREIT Inc.(a)	336,403	7,966,023
Inland Real Estate Corp.(b)	1,346,551	10,907,063
Invesco Mortgage Capital Inc.(b)	1,885,959	23,084,138
Investors Real Estate Trust(b)	1,876,359	14,523,019
iStar Inc.(a)(b)	1,313,356	16,522,018
Kite Realty Group Trust(b)	1,279,935	30,475,252
Ladder Capital Corp.	608,149	8,708,694
LaSalle Hotel Properties(b)	1,729,255	49,093,549
Lexington Realty Trust(b)	3,147,043	25,491,048
LTC Properties Inc.(b)	544,426	23,230,657
Mack-Cali Realty Corp.	1,365,056	25,772,257
Medical Properties Trust Inc.	3,581,255	39,608,680
Monmouth Real Estate Investment Corp.(b)	911,436	8,886,501
Monogram Residential Trust Inc.(b)	2,546,736	23,710,112
National Health Investors Inc.(b)	575,305	33,074,284
National Storage Affiliates Trust(b)	351,924	4,768,570
New Residential Investment Corp.	3,527,242	46,206,870
New Senior Investment Group Inc.(b)	1,328,213	13,893,108
New York Mortgage Trust Inc.(b)	1,674,370	9,192,291
New York REIT Inc.(b)	2,488,417	25,033,475
NexPoint Residential Trust Inc.	291,551	3,895,121
One Liberty Properties Inc.(b)	192,211	4,099,861
Orchid Island Capital Inc.(b)	352,601	3,261,559
Parkway Properties Inc./Md	1,294,218	20,138,032
Pebblebrook Hotel Trust(b)	1,100,146	39,000,176
Pennsylvania REIT(b)	1,058,836	20,996,718
PennyMac Mortgage Investment Trust(b)(c)	880,631	13,623,362
Physicians Realty Trust(b)	1,077,684	16,262,252
Potlatch Corp.(b)	623,186	17,941,525
Preferred Apartment Communities Inc.(b)	340,034	3,699,570
PS Business Parks Inc.	298,043	23,658,653
QTS Realty Trust Inc. Class A(b)	427,973	18,698,140
RAIT Financial Trust(b)	1,397,206	6,930,142
Ramco-Gershenson Properties Trust(b)	1,212,842	18,204,758
Redwood Trust Inc.(b)	1,291,156	17,869,599
Resource Capital Corp.(b)	519,692	5,804,960
Retail Opportunity Investments Corp.(b)	1,523,354	25,196,275
Rexford Industrial Realty Inc.(b)	850,582	11,729,526
RLJ Lodging Trust(b)	2,023,337	51,129,726
Rouse Properties Inc.(b)	563,055	8,772,397
Ryman Hospitality Properties Inc.(b)	665,507	32,762,910
Sabra Health Care REIT Inc.(b)	997,006	23,110,599
Saul Centers Inc.	150,342	7,780,199
Select Income REIT(b)	962,788	18,302,600
Silver Bay Realty Trust Corp.(b)	559,174	8,952,376
Sovran Self Storage Inc.(b)	544,349	51,332,111
STAG Industrial Inc.(b)	996,106	18,139,090
Starwood Waypoint Residential Trust(b)	586,596	13,978,583
STORE Capital Corp.(b)	557,905	11,526,317
Strategic Hotels & Resorts Inc.(a)(b)	4,214,011	58,111,212
Summit Hotel Properties Inc.(b)	1,337,706	15,611,029
Sun Communities Inc.(b)	713,428	48,341,881
Sunstone Hotel Investors Inc.(b)	3,194,763	42,266,715
Terreno Realty Corp.(b)	660,776	12,977,641
UMH Properties Inc.(b)	341,285	3,173,951
United Development Funding IV(b)	474,446	8,350,250
Universal Health Realty Income Trust(b)	166,052	7,794,481
Urban Edge Properties(b)	1,031,959	22,279,995
Urstadt Biddle Properties Inc. Class A	381,242	7,144,475
Washington REIT(b)	1,043,688	26,019,142
Western Asset Mortgage Capital Corp.(b)	645,207	8,136,060
Whitestone REIT(b)	414,533	4,779,565
Xenia Hotels & Resorts Inc.	1,710,137	29,858,992

		2,312,004,612

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 ETF

September 30, 2015

REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.44%
Alexander & Baldwin Inc.	748,271	25,688,143
Altisource Asset Management Corp.(a)	14,200	340,090
Altisource Portfolio Solutions SA(a)(b)	201,115	4,794,582
AV Homes Inc.(a)(b)	190,541	2,576,114
Consolidated-Tomoka Land Co.	67,640	3,368,472
Forestar Group Inc.(a)(b)	517,890	6,810,254
FRP Holdings Inc.(a)(b)	104,629	3,153,518
Kennedy-Wilson Holdings Inc.	1,421,008	31,503,747
Marcus & Millichap Inc.(a)(b)	207,530	9,544,305
RE/MAX Holdings Inc. Class A	180,948	6,510,509
St. Joe Co. (The)(a)(b)	699,684	13,384,955
Tejon Ranch Co.(a)(b)	212,128	4,626,512

		112,301,201
ROAD & RAIL - 0.70%
ArcBest Corp.	399,244	10,288,518
Celadon Group Inc.	423,264	6,780,689
Con-way Inc.	882,283	41,864,328
Covenant Transportation Group Inc. Class A(a)	178,772	3,212,533
Heartland Express Inc.	773,383	15,421,257
Knight Transportation Inc.	958,053	22,993,272
Marten Transport Ltd.	368,869	5,964,612
PAM Transportation Services Inc.(a)	47,654	1,574,965
Roadrunner Transportation Systems Inc.(a)(b)	431,920	7,947,328
Saia Inc.(a)(b)	385,091	11,918,566
Swift Transportation Co.(a)(b)	1,346,587	20,225,737
Universal Truckload Services Inc.	121,460	1,891,132
USA Truck Inc.(a)(b)	150,131	2,586,757
Werner Enterprises Inc.	679,790	17,062,729
YRC Worldwide Inc.(a)(b)	504,864	6,694,497

		176,426,920
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.10%
Advanced Energy Industries Inc.(a)(b)	626,787	16,484,498
Advanced Micro Devices Inc.(a)(b)	9,771,435	16,806,868
Alpha & Omega Semiconductor Ltd.(a)	293,887	2,289,380
Ambarella Inc.(a)(b)	479,805	27,727,931
Amkor Technology Inc.(a)(b)	1,512,836	6,792,634
Applied Micro Circuits Corp.(a)(b)	1,250,012	6,637,564
Axcelis Technologies Inc.(a)(b)	1,753,061	4,680,673
Brooks Automation Inc.	1,036,502	12,137,438
Cabot Microelectronics Corp.(a)(b)	378,872	14,677,501
Cascade Microtech Inc.(a)(b)	206,755	2,923,516
Cavium Inc.(a)(b)	846,655	51,959,217
CEVA Inc.(a)(b)	317,434	5,894,749
Cirrus Logic Inc.(a)(b)	971,114	30,599,802
Cohu Inc.	400,307	3,947,027
Diodes Inc.(a)(b)	575,749	12,303,756
DSP Group Inc.(a)(b)	346,721	3,158,628
Entegris Inc.(a)(b)	2,147,748	28,328,796
Exar Corp.(a)(b)	606,535	3,608,883
Fairchild Semiconductor International Inc.(a)(b)	1,783,458	25,039,750
FormFactor Inc.(a)(b)	885,985	6,006,978
Inphi Corp.(a)(b)	585,988	14,087,152
Integrated Device Technology Inc.(a)	2,271,089	46,103,107
Integrated Silicon Solution Inc.	488,349	10,494,620

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 ETF

September 30, 2015

Intersil Corp. Class A	2,019,418	23,627,191
IXYS Corp.	382,332	4,266,825
Kopin Corp.(a)(b)	1,028,202	3,228,554
Lattice Semiconductor Corp.(a)(b)	1,794,992	6,910,719
M/A-COM Technology Solutions Holdings Inc.(a)(b)	358,554	10,394,481
Mattson Technology Inc.(a)	1,145,043	2,667,950
MaxLinear Inc. Class A(a)(b)	794,395	9,882,274
Microsemi Corp.(a)(b)	1,457,057	47,820,611
MKS Instruments Inc.	817,448	27,409,032
Monolithic Power Systems Inc.	605,372	30,995,046
Nanometrics Inc.(a)(b)	369,949	4,491,181
NeoPhotonics Corp.(a)(b)	424,636	2,891,771
NVE Corp.	74,917	3,636,471
OmniVision Technologies Inc.(a)	890,071	23,373,265
PDF Solutions Inc.(a)	415,933	4,159,330
Pericom Semiconductor Corp.	345,844	6,311,653
Photronics Inc.(a)(b)	1,021,375	9,253,658
PMC-Sierra Inc.(a)(b)	2,673,595	18,100,238
Power Integrations Inc.	451,920	19,057,466
Rambus Inc.(a)(b)	1,769,172	20,876,230
Rudolph Technologies Inc.(a)	492,706	6,134,190
Semtech Corp.(a)(b)	1,017,261	15,360,641
Sigma Designs Inc.(a)	552,092	3,803,914
Silicon Laboratories Inc.(a)(b)	654,055	27,169,445
Synaptics Inc.(a)(b)	563,955	46,503,729
Tessera Technologies Inc.	805,787	26,115,557
Ultra Clean Holdings Inc.(a)	485,146	2,784,738
Ultratech Inc.(a)(b)	424,807	6,805,408
Veeco Instruments Inc.(a)(b)	618,993	12,695,546
Xcerra Corp.(a)(b)	841,294	5,283,326

		784,700,908
SOFTWARE - 4.47%
A10 Networks Inc.(a)(b)	520,925	3,120,341
ACI Worldwide Inc.(a)(b)	1,787,488	37,751,747
American Software Inc./GA Class A	384,576	3,622,706
Aspen Technology Inc.(a)(b)	1,307,022	49,549,204
AVG Technologies NV(a)	630,083	13,704,305
Barracuda Networks Inc.(a)(b)	124,953	1,946,768
Blackbaud Inc.	717,684	40,276,426
Bottomline Technologies de Inc.(a)(b)	628,282	15,713,333
BroadSoft Inc.(a)(b)	447,692	13,412,852
Callidus Software Inc.(a)(b)	849,391	14,431,153
Code Rebel Corp.(a)(b)	16,473	117,288
CommVault Systems Inc.(a)(b)	692,863	23,529,627
Digimarc Corp.(a)(b)	117,748	3,597,201
Digital Turbine Inc.(a)(b)	744,667	1,347,847
Ebix Inc.(b)	412,066	10,285,167
Ellie Mae Inc.(a)(b)	450,380	29,981,797
EnerNOC Inc.(a)(b)	419,265	3,312,193
Epiq Systems Inc.	493,596	6,377,260
ePlus Inc.(a)(b)	85,991	6,799,308
Fair Isaac Corp.	475,399	40,171,215
FleetMatics Group PLC(a)	585,388	28,736,697
Gigamon Inc.(a)(b)	422,209	8,448,402
Globant SA(a)(b)	233,803	7,152,034
Glu Mobile Inc.(a)(b)	1,838,761	8,035,386
Guidance Software Inc.(a)(b)	293,603	1,767,490
Guidewire Software Inc.(a)(b)	1,073,860	56,463,559
HubSpot Inc.(a)(b)	287,514	13,332,024
Imperva Inc.(a)(b)	406,503	26,617,816
Infoblox Inc.(a)(b)	867,371	13,860,589

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 ETF

September 30, 2015

Interactive Intelligence Group Inc.(a)(b)	265,873	7,899,087
Jive Software Inc.(a)(b)	713,219	3,330,733
Manhattan Associates Inc.(a)(b)	1,129,291	70,354,829
Mentor Graphics Corp.	1,531,142	37,712,027
MicroStrategy Inc. Class A(a)(b)	142,181	27,934,301
MobileIron Inc.(a)(b)	589,415	1,827,187
Model N Inc.(a)	319,946	3,202,659
Monotype Imaging Holdings Inc.	615,130	13,422,137
Park City Group Inc.(a)(b)	162,792	1,720,711
Paycom Software Inc.(a)(b)	482,413	17,323,451
Paylocity Holding Corp.(a)(b)	236,247	7,085,048
Pegasystems Inc.	549,427	13,521,398
Progress Software Corp.(a)	775,227	20,024,113
Proofpoint Inc.(a)(b)	603,543	36,405,714
PROS Holdings Inc.(a)(b)	368,013	8,147,808
QAD Inc. Class A	156,325	4,001,920
Qlik Technologies Inc.(a)(b)	1,397,989	50,956,699
Qualys Inc.(a)(b)	382,326	10,880,998
Rapid7 Inc.(a)	126,592	2,879,798
RealPage Inc.(a)(b)	809,048	13,446,378
RingCentral Inc. Class A(a)(b)	818,989	14,864,650
Rovi Corp.(a)(b)	1,351,584	14,178,116
Rubicon Project Inc. (The)(a)(b)	391,849	5,693,566
Sapiens International Corp. NV	370,526	4,268,460
SeaChange International Inc.(a)(b)	517,229	3,258,543
Silver Spring Networks Inc.(a)(b)	557,167	7,176,311
Synchronoss Technologies Inc.(a)(b)	593,867	19,478,838
Take-Two Interactive Software Inc.(a)(b)	1,295,505	37,219,859
Tangoe Inc.(a)(b)	600,278	4,322,002
TeleCommunication Systems Inc. Class A(a)	762,446	2,622,814
Telenav Inc.(a)(b)	439,140	3,429,683
TiVo Inc.(a)(b)	1,490,780	12,910,155
TubeMogul Inc.(a)(b)	236,466	2,487,622
Tyler Technologies Inc.(a)(b)	515,267	76,934,516
Varonis Systems Inc.(a)(b)	140,977	2,196,422
VASCO Data Security International Inc.(a)(b)	450,500	7,676,520
Verint Systems Inc.(a)(b)	939,467	40,538,001
VirnetX Holding Corp.(a)(b)	688,110	2,449,672
Workiva Inc.(a)(b)	114,085	1,732,951
Xura Inc.	353,208	7,904,795
Yodlee Inc.(a)(b)	278,303	4,489,027
Zendesk Inc.(a)(b)	821,563	16,193,007
Zix Corp.(a)	889,517	3,744,867

		1,131,309,128
SPECIALTY RETAIL - 3.09%
Abercrombie & Fitch Co. Class A(b)	1,064,948	22,566,248
America’s Car-Mart Inc./TX(a)(b)	133,003	4,401,069
American Eagle Outfitters Inc.(b)	2,991,510	46,757,301
Asbury Automotive Group Inc.(a)(b)	417,288	33,862,921
Ascena Retail Group Inc.(a)(b)	2,625,280	36,517,645
Barnes & Noble Education Inc.(a)	491,109	6,241,995
Barnes & Noble Inc.	779,727	9,442,494
bebe stores inc.	453,230	426,036
Big 5 Sporting Goods Corp.	283,257	2,940,208
Boot Barn Holdings Inc.(a)(b)	187,428	3,454,298
Buckle Inc. (The)(b)	433,761	16,036,144
Build-A-Bear Workshop Inc.(a)(b)	219,192	4,140,537
Caleres Inc.	670,982	20,485,080
Cato Corp. (The) Class A	404,246	13,756,491
Chico’s FAS Inc.	2,192,868	34,493,814
Children’s Place Inc. (The)	316,556	18,255,785

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 ETF

September 30, 2015

Christopher & Banks Corp.(a)(b)	579,656	643,418
Citi Trends Inc.	239,955	5,610,148
Conn’s Inc.(a)(b)	418,973	10,072,111
Container Store Group Inc. (The)(a)(b)	243,890	3,433,971
Destination XL Group Inc.(a)(b)	551,859	3,206,301
Express Inc.(a)(b)	1,294,384	23,130,642
Finish Line Inc. (The) Class A	705,235	13,611,036
Five Below Inc.(a)(b)	834,223	28,013,208
Francesca’s Holdings Corp.(a)(b)	651,129	7,963,308
Genesco Inc.(a)(b)	368,340	21,021,164
Group 1 Automotive Inc.	357,447	30,436,612
Guess? Inc.	948,573	20,261,519
Haverty Furniture Companies Inc.	313,938	7,371,264
Hibbett Sports Inc.(a)(b)	382,340	13,385,723
Kirkland’s Inc.	265,026	5,708,660
Lithia Motors Inc. Class A	348,745	37,702,822
Lumber Liquidators Holdings Inc.(a)(b)	416,621	5,474,400
MarineMax Inc.(a)(b)	392,021	5,539,257
Mattress Firm Holding Corp.(a)(b)	315,065	13,157,114
Men’s Wearhouse Inc. (The)	739,895	31,460,335
Monro Muffler Brake Inc.(b)	487,310	32,917,791
Outerwall Inc.(b)	282,724	16,095,477
Party City Holdco Inc.(a)	383,979	6,132,145
Pep Boys-Manny Moe & Jack (The)(a)	827,553	10,087,871
Pier 1 Imports Inc.	1,379,773	9,520,434
Rent-A-Center Inc./TX	812,518	19,703,562
Restoration Hardware Holdings Inc.(a)(b)	511,061	47,687,102
Select Comfort Corp.(a)(b)	801,474	17,536,251
Shoe Carnival Inc.	230,824	5,493,611
Sonic Automotive Inc. Class A	505,606	10,324,475
Sportsman’s Warehouse Holdings Inc.(a)(b)	273,712	3,372,132
Stage Stores Inc.	491,081	4,832,237
Stein Mart Inc.	450,392	4,359,795
Systemax Inc.(a)	182,104	1,363,959
Tile Shop Holdings Inc.(a)(b)	418,250	5,010,635
Tilly’s Inc. Class A(a)(b)	170,847	1,257,434
Vitamin Shoppe Inc.(a)(b)	455,930	14,881,555
West Marine Inc.(a)(b)	280,275	2,460,815
Winmark Corp.	34,049	3,504,323
Zumiez Inc.(a)(b)	305,121	4,769,041

		782,291,724
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.68%
Avid Technology Inc.(a)(b)	495,663	3,945,477
Cray Inc.(a)(b)	626,029	12,401,635
Diebold Inc.	993,074	29,563,813
Dot Hill Systems Corp.(a)	944,122	9,186,307
Eastman Kodak Co.(a)(b)	271,531	4,241,314
Electronics For Imaging Inc.(a)(b)	717,996	31,074,867
Imation Corp.(a)(b)	526,149	1,120,697
Immersion Corp.(a)(b)	432,639	4,858,536
Nimble Storage Inc.(a)(b)	774,558	18,682,339

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 ETF

September 30, 2015

QLogic Corp.(a)(b)	1,337,939	13,713,875
Quantum Corp.(a)(b)	3,323,979	2,317,811
Silicon Graphics International Corp.(a)(b)	540,414	2,123,827
Stratasys Ltd.(a)(b)	778,834	20,631,313
Super Micro Computer Inc.(a)(b)	566,794	15,450,804
Violin Memory Inc.(a)(b)	1,395,956	1,926,419

		171,239,034
TEXTILES, APPAREL & LUXURY GOODS - 1.00%
Cherokee Inc.	131,179	2,035,898
Columbia Sportswear Co.	439,514	25,839,028
Crocs Inc.(a)(b)	1,181,699	15,273,460
Culp Inc.	158,536	5,084,249
Deckers Outdoor Corp.(a)(b)	500,483	29,058,043
G-III Apparel Group Ltd.(a)(b)	610,677	37,654,344
Iconix Brand Group Inc.(a)(b)	732,712	9,906,266
Movado Group Inc.	247,289	6,387,475
Oxford Industries Inc.	225,041	16,626,029
Perry Ellis International Inc.(a)(b)	189,105	4,152,746
Sequential Brands Group Inc.(a)(b)	385,424	5,577,085
Steven Madden Ltd.(a)(b)	861,895	31,562,595
Superior Uniform Group Inc.	113,406	2,033,370
Tumi Holdings Inc.(a)(b)	857,537	15,109,802
Unifi Inc.(a)	229,183	6,831,945
Vera Bradley Inc.(a)(b)	329,916	4,160,241
Vince Holding Corp.(a)	235,447	807,583
Wolverine World Wide Inc.	1,580,218	34,195,917

		252,296,076
THRIFTS & MORTGAGE FINANCE - 2.22%
Anchor BanCorp Wisconsin Inc.(a)(b)	117,334	4,997,255
Astoria Financial Corp.	1,378,277	22,190,260
Bank Mutual Corp.	720,078	5,530,199
BankFinancial Corp.	284,946	3,541,879
BBX Capital Corp.(a)(b)	40,343	649,522
Bear State Financial Inc.(a)(b)	203,838	1,814,158
Beneficial Bancorp Inc.(a)(b)	1,265,414	16,779,390
BofI Holding Inc.(a)(b)	235,076	30,284,841
Brookline Bancorp Inc.	1,076,100	10,911,654
BSB Bancorp Inc./MA(a)(b)	123,723	2,615,504
Capitol Federal Financial Inc.	2,154,364	26,110,892
Charter Financial Corp./MD	257,714	3,267,814
Clifton Bancorp Inc.(b)	414,096	5,747,652
Dime Community Bancshares Inc.	479,185	8,098,226
Essent Group Ltd.(a)	849,695	21,114,921
EverBank Financial Corp.	1,481,896	28,600,593
Federal Agricultural Mortgage Corp. Class C	161,853	4,196,848
First Defiance Financial Corp.	143,034	5,229,323
Flagstar Bancorp Inc.(a)(b)	317,430	6,526,361
Fox Chase Bancorp Inc.	181,694	3,154,208
Hingham Institution for Savings	20,228	2,347,055
HomeStreet Inc.(a)	339,654	7,846,007
IMPAC Mortgage Holdings Inc.(a)(b)	132,351	2,163,939
Kearny Financial Corp./MD(b)	1,430,305	16,405,598
LendingTree Inc.(a)(b)	88,982	8,277,995
Meridian Bancorp Inc.(b)	840,741	11,492,929
Meta Financial Group Inc.	107,458	4,488,521
MGIC Investment Corp.(a)	5,199,056	48,143,259
Nationstar Mortgage Holdings Inc.(a)(b)	606,370	8,410,352
NMI Holdings Inc. Class A(a)(b)	768,500	5,840,600
Northfield Bancorp. Inc.	721,398	10,972,464
Northwest Bancshares Inc.	1,555,429	20,220,577
OceanFirst Financial Corp.	206,547	3,556,739
Ocwen Financial Corp.(a)(b)	1,641,104	11,011,808
Oritani Financial Corp.	676,176	10,561,869
PennyMac Financial Services Inc. Class A(a)(b)(c)	224,219	3,587,504
PHH Corp.(a)(b)	761,097	10,746,690
Provident Financial Services Inc.	1,003,909	19,576,225
Radian Group Inc.	2,930,335	46,621,630

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 ETF

September 30, 2015

Stonegate Mortgage Corp.(a)(b)	219,697	1,562,046
Territorial Bancorp Inc.	132,389	3,447,410
TrustCo Bank Corp. NY(b)	1,461,225	8,533,554
United Community Financial Corp./OH	761,200	3,806,000
United Financial Bancorp Inc.	760,454	9,923,925
Walker & Dunlop Inc.(a)(b)	405,178	10,567,042
Walter Investment Management Corp.(a)(b)	579,882	9,423,082
Washington Federal Inc.	1,452,185	33,037,209
Waterstone Financial Inc.	414,352	5,585,465
WSFS Financial Corp.	434,178	12,508,668

		562,027,662
TOBACCO - 0.19%
Universal Corp./VA	346,251	17,163,662
Vector Group Ltd.(b)	1,320,480	29,856,053

		47,019,715
TRADING COMPANIES & DISTRIBUTORS - 0.66%
Aircastle Ltd.(b)	956,211	19,707,509
Applied Industrial Technologies Inc.	615,188	23,469,422
Beacon Roofing Supply Inc.(a)(b)	760,015	24,692,887
CAI International Inc.(a)(b)	269,803	2,719,614
DXP Enterprises Inc.(a)(b)	193,585	5,280,999
H&E Equipment Services Inc.	480,141	8,027,957
Kaman Corp.(b)	417,312	14,960,635
Lawson Products Inc./DE(a)	88,586	1,917,887
MRC Global Inc.(a)(b)	1,582,388	17,643,626
Neff Corp.(a)(b)	166,001	927,946
Rush Enterprises Inc. Class A(a)(b)	543,762	13,159,040
Stock Building Supply Holdings Inc.(a)(b)	228,508	4,024,026
TAL International Group Inc.	509,469	6,964,441
Textainer Group Holdings Ltd.(b)	340,514	5,615,076
Titan Machinery Inc.(a)(b)	268,422	3,081,485
Univar Inc.(a)	636,520	11,551,985
Veritiv Corp.(a)(b)	125,232	4,663,640

		168,408,175
TRANSPORTATION INFRASTRUCTURE - 0.05%
Wesco Aircraft Holdings Inc.(a)(b)	950,681	11,598,308

		11,598,308
WATER UTILITIES - 0.27%
American States Water Co.	578,612	23,954,537
Artesian Resources Corp. Class A	121,278	2,927,651
California Water Service Group	733,885	16,233,536
Connecticut Water Service Inc.	172,045	6,283,083
Consolidated Water Co. Ltd.(b)	225,236	2,612,738
Middlesex Water Co.	249,118	5,938,973
SJW Corp.	243,803	7,496,942
York Water Co. (The)	198,981	4,182,581

		69,630,041
WIRELESS TELECOMMUNICATION SERVICES - 0.12%
Boingo Wireless Inc.(a)(b)	563,475	4,665,573
Leap Wireless International Inc.	952,518	2,400,346
NTELOS Holdings Corp.(a)	271,910	2,455,347
Shenandoah Telecommunications Co.	371,715	15,913,119
Spok Holdings Inc.	335,656	5,524,898

		30,959,283

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 ETF

September 30, 2015

TOTAL COMMON STOCKS (Cost: $33,285,146,671)		25,288,873,769
WARRANTS - 0.00%
OIL, GAS & CONSUMABLE FUELS - 0.00%
Magnum Hunter Resources Corp. (Expires 04/15/16)(a)(b)	287,302	3

		3

TOTAL WARRANTS (Cost: $0)		3
SHORT-TERM INVESTMENTS - 18.12%
MONEY MARKET FUNDS - 18.12%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.19%(c)(d)(e)	4,266,942,484	4,266,942,484
BlackRock Cash Funds: Prime, SL Agency Shares 0.19%(c)(d)(e)	233,886,452	233,886,452
BlackRock Cash Funds: Treasury, SL Agency Shares 0.01%(c)(d)	91,095,667	91,095,667

		4,591,924,603

TOTAL SHORT-TERM INVESTMENTS (Cost: $4,591,924,603)		4,591,924,603

TOTAL INVESTMENTS IN SECURITIES - 117.95% (Cost: $37,877,071,274)		29,880,798,375
Other Assets, Less Liabilities - (17.95)%		(4,547,990,022)

NET ASSETS - 100.00%		$25,332,808,353

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 1.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 ETF

September 30, 2015

Open futures contracts as of September 30, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
Russell 2000 Mini	392	Dec. 2015	ICE Markets Equity	$42,959,280	$(1,141,740)

See notes to financial statements.

Schedule of Investments (Unaudited)

iShares® Russell 2000 Growth ETF

September 30, 2015

Security	Shares	Value
COMMON STOCKS - 99.88%
AEROSPACE & DEFENSE - 0.81%
Aerojet Rocketdyne Holdings Inc.(a)	229,585	$3,714,685
Astronics Corp.(a)	148,272	5,994,637
Curtiss-Wright Corp.	20,100	1,254,642
HEICO Corp.	149,073	7,286,688
HEICO Corp. Class A	307,899	13,981,694
Moog Inc. Class A(a)(b)	26,838	1,451,131
Sparton Corp.(a)(b)	44,575	953,905
TASER International Inc.(a)(b)	412,620	9,087,955
Teledyne Technologies Inc.(a)(b)	70,545	6,370,213
Vectrus Inc.(a)(b)	76,515	1,686,391

		51,781,941
AIR FREIGHT & LOGISTICS - 0.59%
Echo Global Logistics Inc.(a)(b)	229,801	4,504,100
Forward Air Corp.	239,331	9,929,843
Hub Group Inc. Class A(a)(b)	255,135	9,289,466
Park-Ohio Holdings Corp.	68,169	1,967,357
Radiant Logistics Inc.(a)(b)	228,215	1,017,839
XPO Logistics Inc.(a)(b)	453,252	10,800,995

		37,509,600
AIRLINES - 0.59%
Allegiant Travel Co.	103,398	22,359,817
Hawaiian Holdings Inc.(a)(b)	369,745	9,125,307
Virgin America Inc.(a)(b)	181,438	6,210,623

		37,695,747
AUTO COMPONENTS - 1.43%
American Axle & Manufacturing Holdings Inc.(a)(b)	586,121	11,687,253
Cooper Tire & Rubber Co.	49,240	1,945,472
Cooper-Standard Holding Inc.(a)(b)	7,278	422,124
Dana Holding Corp.	668,528	10,616,225
Dorman Products Inc.(a)(b)	205,663	10,466,190
Drew Industries Inc.	186,071	10,161,337
Fox Factory Holding Corp.(a)(b)	130,587	2,201,697
Gentherm Inc.(a)(b)	276,541	12,422,222
Horizon Global Corp.(a)(b)	8,635	76,161
Metaldyne Performance Group Inc.	51,642	1,084,998
Motorcar Parts of America Inc.(a)(b)	127,923	4,009,107
Stoneridge Inc.(a)(b)	215,728	2,662,083
Strattec Security Corp.	4,713	297,202
Tenneco Inc.(a)(b)	473,065	21,179,120
Tower International Inc.(a)	89,333	2,122,552

		91,353,743
AUTOMOBILES - 0.06%
Winnebago Industries Inc.(b)	188,110	3,602,307

		3,602,307

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Growth ETF

September 30, 2015

BANKS - 1.23%
Bank of the Ozarks Inc.	601,106	26,304,399
BNC Bancorp.	30,176	670,812
Cardinal Financial Corp.	15,772	362,914
Eagle Bancorp Inc.(a)(b)	173,863	7,910,766
First Financial Bankshares Inc.(b)	286,158	9,094,101
Hilltop Holdings Inc.(a)(b)	209,141	4,143,083
Home BancShares Inc./AR	358,926	14,536,503
Pinnacle Financial Partners Inc.	20,488	1,012,312
Renasant Corp.	21,461	704,994
South State Corp.	10,095	776,003
Square 1 Financial Inc.(a)	44,525	1,143,179
Texas Capital Bancshares Inc.(a)(b)	24,980	1,309,452
Western Alliance Bancorp(a)	338,970	10,409,769

		78,378,287
BEVERAGES - 0.41%
Boston Beer Co. Inc. (The)(a)(b)	70,105	14,764,814
Castle Brands Inc.(a)(b)	514,701	679,406
Coca-Cola Bottling Co. Consolidated	32,903	6,362,782
Craft Brew Alliance Inc.(a)(b)	26,366	210,137
MGP Ingredients Inc.	82,521	1,321,161
National Beverage Corp.(a)	83,223	2,557,443

		25,895,743
BIOTECHNOLOGY - 11.76%
Abeona Therapeutics Inc.(a)(b)	80,085	324,344
ACADIA Pharmaceuticals Inc.(a)(b)	567,226	18,758,164
Acceleron Pharma Inc.(a)(b)	166,764	4,152,424
Achillion Pharmaceuticals Inc.(a)(b)	912,813	6,307,538
Acorda Therapeutics Inc.(a)(b)	302,490	8,019,010
Aduro Biotech Inc.(a)(b)	64,315	1,245,782
Advaxis Inc.(a)(b)	236,858	2,423,057
Aegerion Pharmaceuticals Inc.(a)(b)	196,616	2,673,978
Affimed NV(a)(b)	117,906	727,480
Agenus Inc.(a)(b)	483,047	2,222,016
Aimmune Therapeutics Inc.(a)	76,451	1,935,434
Alder Biopharmaceuticals Inc.(a)(b)	181,558	5,947,840
AMAG Pharmaceuticals Inc.(a)(b)	145,466	5,779,364
Amicus Therapeutics Inc.(a)(b)	894,241	12,510,432
Anacor Pharmaceuticals Inc.(a)(b)	315,798	37,172,583
Anthera Pharmaceuticals Inc.(a)(b)	305,437	1,860,111
Applied Genetic Technologies Corp./DE(a)(b)	67,875	891,877
Ardelyx Inc.(a)(b)	131,170	2,266,618
Arena Pharmaceuticals Inc.(a)(b)	1,875,884	3,582,938
ARIAD Pharmaceuticals Inc.(a)(b)	1,288,615	7,525,512
Array BioPharma Inc.(a)(b)	891,758	4,066,416
Arrowhead Research Corp.(a)(b)	251,113	1,446,411
Asterias Biotherapeutics Inc.(a)(b)	81,300	314,631
Atara Biotherapeutics Inc.(a)(b)	131,014	4,119,080
aTyr Pharma Inc.(a)(b)	46,654	478,670
Avalanche Biotechnologies Inc.(a)(b)	150,529	1,240,359
Axovant Sciences Ltd.(a)	97,225	1,255,758
Bellicum Pharmaceuticals Inc.(a)(b)	63,787	926,825
BioCryst Pharmaceuticals Inc.(a)(b)	448,783	5,116,126
BioSpecifics Technologies Corp.(a)(b)	37,944	1,652,082
BioTime Inc.(a)(b)	412,116	1,236,348
Blueprint Medicines Corp.(a)(b)	72,168	1,540,065
Cara Therapeutics Inc.(a)	153,670	2,195,944
Catabasis Pharmaceuticals Inc.	30,921	250,027
Catalyst Pharmaceuticals Inc.(a)(b)	580,087	1,740,261
Celldex Therapeutics Inc.(a)(b)	693,005	7,304,273
Cellular Biomedicine Group Inc.(a)(b)	75,766	1,282,718

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Growth ETF

September 30, 2015

Cepheid(a)(b)	553,327	25,010,380
ChemoCentryx Inc.(a)(b)	215,550	1,304,077
Chiasma Inc.(a)	50,300	999,763
Chimerix Inc.(a)	351,945	13,444,299
Cidara Therapeutics Inc.(a)(b)	37,327	474,799
Clovis Oncology Inc.(a)(b)	214,559	19,730,846
Coherus Biosciences Inc.(a)(b)	183,791	3,683,172
Concert Pharmaceuticals Inc.(a)(b)	118,501	2,224,264
CorMedix Inc.(a)(b)	264,701	526,755
CTI BioPharma Corp.(a)(b)	1,266,802	1,849,531
Curis Inc.(a)(b)	856,410	1,729,948
Cytokinetics Inc.(a)	138,514	926,659
CytRx Corp.(a)(b)	508,556	1,205,278
Dicerna Pharmaceuticals Inc.(a)(b)	116,448	956,038
Dyax Corp.(a)(b)	1,123,007	21,438,204
Dynavax Technologies Corp.(a)(b)	283,321	6,952,697
Eagle Pharmaceuticals Inc./DE(a)(b)	66,255	4,904,858
Emergent BioSolutions Inc.(a)(b)	164,601	4,689,482
Enanta Pharmaceuticals Inc.(a)(b)	122,906	4,441,823
Epizyme Inc.(a)(b)	227,078	2,920,223
Esperion Therapeutics Inc.(a)(b)	101,656	2,398,065
Exact Sciences Corp.(a)(b)	739,572	13,304,900
Exelixis Inc.(a)(b)	1,743,456	9,780,788
Fibrocell Science Inc.(a)	200,733	772,822
FibroGen Inc.(a)(b)	368,054	8,067,744
Five Prime Therapeutics Inc.(a)	168,892	2,599,248
Flexion Therapeutics Inc.(a)(b)	107,136	1,592,041
Foundation Medicine Inc.(a)(b)	94,835	1,749,706
Galena Biopharma Inc.(a)(b)	1,257,488	1,986,831
Genocea Biosciences Inc.(a)	166,955	1,143,642
Genomic Health Inc.(a)(b)	136,429	2,886,838
Geron Corp.(a)(b)	1,169,934	3,229,018
Global Blood Therapeutics Inc.(a)	47,409	1,998,574
Halozyme Therapeutics Inc.(a)(b)	816,782	10,969,382
Heron Therapeutics Inc.(a)(b)	226,828	5,534,603
Idera Pharmaceuticals Inc.(a)(b)	608,685	2,039,095
Ignyta Inc.(a)(b)	97,806	858,737
Immune Design Corp.(a)(b)	87,192	1,063,742
ImmunoGen Inc.(a)(b)	669,019	6,422,582
Immunomedics Inc.(a)(b)	683,991	1,176,465
Infinity Pharmaceuticals Inc.(a)(b)	378,225	3,196,001
Inovio Pharmaceuticals Inc.(a)(b)	502,952	2,907,063
Insmed Inc.(a)(b)	475,938	8,838,169
Insys Therapeutics Inc.(a)(b)	180,712	5,143,063
Invitae Corp.(a)(b)	56,547	408,269
Ironwood Pharmaceuticals Inc.(a)(b)	973,924	10,148,288
Karyopharm Therapeutics Inc.(a)(b)	182,532	1,922,062
Keryx Biopharmaceuticals Inc.(a)(b)	803,709	2,829,056
Kite Pharma Inc.(a)(b)	222,151	12,369,368
KYTHERA Biopharmaceuticals Inc.(a)	198,585	14,889,903
La Jolla Pharmaceutical Co.(a)(b)	106,030	2,946,574
Lexicon Pharmaceuticals Inc.(a)(b)	127,739	1,371,917
Ligand Pharmaceuticals Inc.(a)(b)	134,940	11,557,611
Lion Biotechnologies Inc.(a)(b)	355,477	2,047,548
MacroGenics Inc.(a)	244,072	5,228,022
MannKind Corp.(a)(b)	1,910,489	6,132,670
Medgenics Inc.(a)(b)	130,038	1,016,897
Merrimack Pharmaceuticals Inc.(a)(b)	804,419	6,845,606
MiMedx Group Inc.(a)(b)	835,785	8,065,325
Mirati Therapeutics Inc.(a)(b)	88,427	3,043,657
Momenta Pharmaceuticals Inc.(a)	473,306	7,766,951
Myriad Genetics Inc.(a)(b)	535,445	20,068,479
NantKwest Inc.(a)	45,706	523,608

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Growth ETF

September 30, 2015

Natera Inc.(a)	68,713	745,261
Navidea Biopharmaceuticals Inc.(a)(b)	926,431	2,112,263
Neurocrine Biosciences Inc.(a)(b)	658,442	26,199,407
NewLink Genetics Corp.(a)(b)	161,619	5,792,425
Nivalis Therapeutics Inc.(a)	34,533	447,755
Northwest Biotherapeutics Inc.(a)(b)	358,398	2,239,987
Novavax Inc.(a)(b)	2,064,466	14,595,775
Ocata Therapeutics Inc.(a)(b)	280,796	1,173,727
OncoMed Pharmaceuticals Inc.(a)(b)	130,198	2,159,985
Oncothyreon Inc.(a)(b)	733,605	2,010,078
Ophthotech Corp.(a)(b)	182,165	7,381,326
Orexigen Therapeutics Inc.(a)(b)	786,621	1,659,770
Organovo Holdings Inc.(a)(b)	699,813	1,875,499
Osiris Therapeutics Inc.(a)(b)	136,158	2,514,838
Otonomy Inc.(a)(b)	113,855	2,027,758
OvaScience Inc.(a)(b)	183,972	1,561,922
Peregrine Pharmaceuticals Inc.(a)	1,428,340	1,456,907
Pfenex Inc.(a)	125,639	1,885,841
Portola Pharmaceuticals Inc.(a)(b)	356,357	15,187,935
Progenics Pharmaceuticals Inc.(a)(b)	545,207	3,118,584
Proteon Therapeutics Inc.(a)	59,521	827,937
Prothena Corp. PLC(a)	240,783	10,917,101
PTC Therapeutics Inc.(a)(b)	262,401	7,006,107
Radius Health Inc.(a)(b)	254,364	17,629,969
Raptor Pharmaceutical Corp.(a)(b)	620,856	3,756,179
Regulus Therapeutics Inc.(a)(b)	217,874	1,424,896
Repligen Corp.(a)(b)	254,261	7,081,169
Retrophin Inc.(a)(b)	271,462	5,499,820
Rigel Pharmaceuticals Inc.(a)(b)	527,753	1,303,550
Sage Therapeutics Inc.(a)(b)	107,304	4,541,105
Sangamo BioSciences Inc.(a)(b)	540,670	3,049,379
Sarepta Therapeutics Inc.(a)(b)	319,215	10,249,994
Seres Therapeutics Inc.(a)	58,935	1,746,598
Sorrento Therapeutics Inc.(a)(b)	224,109	1,880,274
Spark Therapeutics Inc.(a)(b)	61,887	2,582,544
Spectrum Pharmaceuticals Inc.(a)(b)	138,635	829,037
Stemline Therapeutics Inc.(a)	19,935	176,026
Synergy Pharmaceuticals Inc.(a)(b)	776,095	4,113,303
Synta Pharmaceuticals Corp.(a)(b)	700,369	1,218,642
T2 Biosystems Inc.(a)(b)	70,125	614,295
TESARO Inc.(a)(b)	180,503	7,238,170
TG Therapeutics Inc.(a)(b)	276,873	2,790,880
Threshold Pharmaceuticals Inc.(a)(b)	464,545	1,890,698
Tobira Therapeutics Inc.(a)(b)	18,732	180,951
Tokai Pharmaceuticals Inc.(a)(b)	29,587	306,225
Trevena Inc.(a)(b)	244,745	2,533,111
TrovaGene Inc.(a)(b)	227,392	1,293,860
Ultragenyx Pharmaceutical Inc.(a)(b)	296,230	28,529,911
Vanda Pharmaceuticals Inc.(a)(b)	256,131	2,889,158
Verastem Inc.(a)(b)	36,701	65,695
Versartis Inc.(a)(b)	14,178	163,472
Vitae Pharmaceuticals Inc.(a)(b)	102,251	1,125,783

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Growth ETF

September 30, 2015

Vital Therapies Inc.(a)(b)	129,196	521,952
vTv Therapeutics Inc. Class A(a)	42,232	275,184
XBiotech Inc.(a)(b)	31,220	466,427
Xencor Inc.(a)(b)	222,798	2,724,820
XOMA Corp.(a)(b)	586,353	440,762
Zafgen Inc.(a)(b)	127,266	4,066,149
ZIOPHARM Oncology Inc.(a)(b)	883,131	7,957,010

		748,801,708
BUILDING PRODUCTS - 1.32%
AAON Inc.	317,447	6,152,123
Advanced Drainage Systems Inc.	258,787	7,486,708
American Woodmark Corp.(a)	98,667	6,400,528
Apogee Enterprises Inc.	225,677	10,076,478
Builders FirstSource Inc.(a)	392,008	4,970,661
Continental Building Products Inc.(a)(b)	242,281	4,976,452
Griffon Corp.	65,423	1,031,721
Insteel Industries Inc.	130,691	2,101,511
Masonite International Corp.(a)(b)	232,675	14,095,452
NCI Building Systems Inc.(a)	214,356	2,265,743
Nortek Inc.(a)(b)	75,076	4,753,062
Patrick Industries Inc.(a)(b)	97,790	3,861,727
PGT Inc.(a)	369,661	4,539,437
Ply Gem Holdings Inc.(a)(b)	166,070	1,943,019
Quanex Building Products Corp.	22,300	405,191
Simpson Manufacturing Co. Inc.	26,666	893,044
Trex Co. Inc.(a)(b)	248,201	8,272,539

		84,225,396
CAPITAL MARKETS - 1.54%
Ashford Inc.(a)	8,314	527,523
BGC Partners Inc. Class A	1,411,092	11,599,176
CIFC Corp.	2,501	17,882
Cohen & Steers Inc.	155,700	4,273,965
Cowen Group Inc. Class A(a)(b)	47,761	217,790
Diamond Hill Investment Group Inc.	22,998	4,278,548
Evercore Partners Inc. Class A	267,016	13,414,884
Fifth Street Asset Management Inc.	45,106	336,942
Financial Engines Inc.(b)	400,032	11,788,943
GAMCO Investors Inc. Class A	48,530	2,664,297
Greenhill & Co. Inc.	225,333	6,415,231
HFF Inc. Class A	292,722	9,882,295
Houlihan Lokey Inc.(a)	31,020	676,112
INTL FCStone Inc.(a)(b)	31,098	767,810
Investment Technology Group Inc.	34,623	461,871
Janus Capital Group Inc.	95,050	1,292,680
KCG Holdings Inc. Class A(a)(b)	33,306	365,367
Ladenburg Thalmann Financial Services Inc.(a)(b)	85,827	181,095
Medley Management Inc.	46,447	307,479
Moelis & Co. Class A	119,686	3,142,954
OM Asset Management PLC	189,151	2,916,708
Pzena Investment Management Inc. Class A	96,998	863,282
Virtu Financial Inc.	146,342	3,354,159
Virtus Investment Partners Inc.	3,048	306,324
Westwood Holdings Group Inc.	59,282	3,221,977
WisdomTree Investments Inc.(b)	880,084	14,195,755
ZAIS Group Holdings Inc.(a)(b)	29,489	277,786

		97,748,835
CHEMICALS - 2.19%
A Schulman Inc.	203,838	6,618,620
American Vanguard Corp.	27,388	316,605
Balchem Corp.	239,795	14,572,342
Calgon Carbon Corp.	186,300	2,902,554
Chase Corp.	47,951	1,888,790
Chemtura Corp.(a)(b)	518,143	14,829,253
Core Molding Technologies Inc.(a)(b)	59,111	1,090,598
Ferro Corp.(a)	565,575	6,193,046
Hawkins Inc.	14,959	575,922

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Growth ETF

September 30, 2015

HB Fuller Co.	388,953	13,201,065
KMG Chemicals Inc.	74,493	1,436,970
Koppers Holdings Inc.	159,873	3,224,638
LSB Industries Inc.(a)(b)	56,072	859,023
Minerals Technologies Inc.	250,941	12,085,319
Olin Corp.(b)	478,212	8,038,744
OMNOVA Solutions Inc.(a)(b)	212,841	1,179,139
PolyOne Corp.	687,610	20,174,477
Quaker Chemical Corp.	73,951	5,700,143
Rentech Inc.(a)(b)	138,644	776,406
Senomyx Inc.(a)(b)	339,044	1,512,136
Sensient Technologies Corp.	232,326	14,241,584
Stepan Co.	72,765	3,027,752
Trecora Resources(a)(b)	155,644	1,933,098
Tredegar Corp.	42,371	554,213
Trinseo SA(a)(b)	88,247	2,228,237
Valhi Inc.	74,482	140,771

		139,301,445
COMMERCIAL SERVICES & SUPPLIES - 2.25%
ARC Document Solutions Inc.(a)(b)	313,693	1,866,473
Brink’s Co. (The)	376,480	10,168,725
Casella Waste Systems Inc. Class A(a)	51,722	299,988
CECO Environmental Corp.	44,474	364,242
Deluxe Corp.	211,472	11,787,449
G&K Services Inc. Class A	112,347	7,484,557
Healthcare Services Group Inc.	551,180	18,574,766
Heritage-Crystal Clean Inc.(a)(b)	8,119	83,382
Herman Miller Inc.	460,203	13,272,255
HNI Corp.	342,895	14,710,195
InnerWorkings Inc.(a)(b)	113,639	710,244
Interface Inc.	510,771	11,461,701
Kimball International Inc. Class B	93,806	887,405
Knoll Inc.	377,927	8,306,835
Matthews International Corp. Class A	13,006	636,904
Mobile Mini Inc.	33,563	1,033,405
MSA Safety Inc.	146,229	5,844,773
Multi-Color Corp.	97,175	7,432,916
SP Plus Corp.(a)	120,837	2,797,377
Steelcase Inc. Class A	644,176	11,859,280
Team Inc.(a)(b)	159,925	5,136,791
U.S. Ecology Inc.	167,800	7,324,470
West Corp.	53,768	1,204,403

		143,248,536
COMMUNICATIONS EQUIPMENT - 2.07%
Aerohive Networks Inc.(a)(b)	179,993	1,076,358
Alliance Fiber Optic Products Inc.	111,892	1,912,234
Applied Optoelectronics Inc.(a)(b)	106,894	2,007,469
CalAmp Corp.(a)(b)	281,551	4,530,156
Ciena Corp.(a)(b)	950,972	19,704,140
Clearfield Inc.(a)(b)	88,707	1,191,335
Extreme Networks Inc.(a)	62,309	209,358
Harmonic Inc.(a)(b)	109,480	634,984
Infinera Corp.(a)(b)	1,026,141	20,071,318
InterDigital Inc./PA	250,189	12,659,563
Ixia(a)	418,534	6,064,558
KVH Industries Inc.(a)	98,799	987,990
NetScout Systems Inc.(a)(b)	368,738	13,042,263
Novatel Wireless Inc.(a)(b)	256,693	567,292
Plantronics Inc.	271,801	13,821,081

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Growth ETF

September 30, 2015

Ruckus Wireless Inc.(a)(b)	579,823	6,888,297
ShoreTel Inc.(a)(b)	106,202	793,329
Ubiquiti Networks Inc.(b)	222,860	7,552,725
ViaSat Inc.(a)(b)	280,296	18,020,230

		131,734,680
CONSTRUCTION & ENGINEERING - 0.57%
Argan Inc.	87,894	3,048,164
Comfort Systems USA Inc.	272,221	7,420,745
Dycom Industries Inc.(a)(b)	262,787	19,015,267
Furmanite Corp.(a)	246,855	1,500,879
Great Lakes Dredge & Dock Corp.(a)	40,696	205,108
HC2 Holdings Inc.(a)(b)	93,435	654,979
NV5 Holdings Inc.(a)(b)	39,490	732,934
Primoris Services Corp.(b)	203,185	3,639,043

		36,217,119
CONSTRUCTION MATERIALS - 0.31%
Headwaters Inc.(a)	570,234	10,720,399
Summit Materials Inc. Class A(a)	199,619	3,746,849
U.S. Concrete Inc.(a)(b)	112,895	5,395,252
U.S. Lime & Minerals Inc.	1,202	54,871

		19,917,371
CONSUMER FINANCE - 0.50%
Encore Capital Group Inc.(a)(b)	32,819	1,214,303
Enova International Inc.(a)(b)	175,968	1,798,393
First Cash Financial Services Inc.(a)(b)	201,559	8,074,453
PRA Group Inc.(a)(b)	372,547	19,715,187
Regional Management Corp.(a)	7,014	108,717
World Acceptance Corp.(a)(b)	35,271	946,674

		31,857,727
CONTAINERS & PACKAGING - 0.33%
AEP Industries Inc.(a)	30,540	1,750,858
Berry Plastics Group Inc.(a)	547,830	16,473,248
Myers Industries Inc.	187,423	2,511,468

		20,735,574
DISTRIBUTORS - 0.49%
Core-Mark Holding Co. Inc.	92,157	6,031,676
Fenix Parts Inc.(a)(b)	68,701	458,923
Pool Corp.	335,525	24,258,457
VOXX International Corp.(a)(b)	9,766	72,464
Weyco Group Inc.	2,912	78,740

		30,900,260
DIVERSIFIED CONSUMER SERVICES - 1.26%
2U Inc.(a)(b)	184,400	6,619,960
Bright Horizons Family Solutions Inc.(a)(b)	288,219	18,515,189
Capella Education Co.	94,038	4,656,762
Carriage Services Inc.	25,508	550,718
Chegg Inc.(a)(b)	228,791	1,649,583
Collectors Universe Inc.	55,219	832,702
Grand Canyon Education Inc.(a)(b)	363,915	13,825,131
Houghton Mifflin Harcourt Co.(a)	74,881	1,520,833
Liberty Tax Inc.(b)	45,895	1,068,895

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Growth ETF

September 30, 2015

LifeLock Inc.(a)(b)	729,992	6,394,730
Sotheby’s(b)	479,628	15,338,503
Steiner Leisure Ltd.(a)	98,750	6,239,025
Strayer Education Inc.(a)	34,331	1,887,175
Weight Watchers International Inc.(a)(b)	197,435	1,259,635

		80,358,841
DIVERSIFIED FINANCIAL SERVICES - 0.44%
GAIN Capital Holdings Inc.	37,861	275,628
MarketAxess Holdings Inc.	287,657	26,717,582
On Deck Capital Inc.(a)(b)	89,369	884,753
Resource America Inc. Class A	19,150	127,348

		28,005,311
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.66%
8x8 Inc.(a)(b)	240,337	1,987,587
Cogent Communications Holdings Inc.(b)	356,132	9,672,545
Consolidated Communications Holdings Inc.	253,105	4,877,333
Fairpoint Communications Inc.(a)	160,209	2,468,821
General Communication Inc. Class A(a)	268,814	4,639,730
IDT Corp. Class B	19,155	273,916
inContact Inc.(a)(b)	433,167	3,253,084
Inteliquent Inc.	107,429	2,398,890
Intelsat SA(a)(b)	63,452	407,996
Lumos Networks Corp.	149,310	1,815,610
Pacific DataVision Inc.(a)(b)	68,493	2,047,941
Straight Path Communications Inc. Class B(a)(b)	72,020	2,910,328
Vonage Holdings Corp.(a)	149,269	877,702
Windstream Holdings Inc.(b)	730,689	4,486,430

		42,117,913
ELECTRIC UTILITIES - 0.01%
Genie Energy Ltd. Class B	22,706	186,870
Spark Energy Inc. Class A	20,529	339,755

		526,625
ELECTRICAL EQUIPMENT - 0.86%
Allied Motion Technologies Inc.	48,171	855,999
AZZ Inc.	199,365	9,707,082
Encore Wire Corp.	124,768	4,076,170
EnerSys	91,976	4,928,074
Enphase Energy Inc.(a)(b)	212,473	786,150
Franklin Electric Co. Inc.	341,599	9,301,741
FuelCell Energy Inc.(a)(b)	557,015	409,295
Generac Holdings Inc.(a)(b)	533,042	16,039,234
General Cable Corp.	349,111	4,154,421
Plug Power Inc.(a)(b)	794,982	1,454,817
Power Solutions International Inc.(a)(b)	36,015	817,901
PowerSecure International Inc.(a)	31,335	360,979
Sunrun Inc.(a)	16,197	167,898
Thermon Group Holdings Inc.(a)(b)	33,521	688,856
Vicor Corp.(a)	111,841	1,140,778

		54,889,395
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 1.79%
Badger Meter Inc.(b)	112,373	6,524,376
Belden Inc.	328,926	15,357,555
Coherent Inc.(a)	16,004	875,419

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Growth ETF

September 30, 2015

Daktronics Inc.	63,247	548,352
DTS Inc./CA(a)(b)	120,007	3,204,187
FARO Technologies Inc.(a)(b)	30,458	1,066,030
FEI Co.	320,355	23,398,729
InvenSense Inc.(a)(b)	595,440	5,531,638
Littelfuse Inc.	150,462	13,714,611
Mesa Laboratories Inc.	22,448	2,500,707
Methode Electronics Inc.	296,018	9,442,974
MTS Systems Corp.	115,601	6,948,776
Newport Corp.(a)	101,391	1,394,126
OSI Systems Inc.(a)	39,064	3,006,365
Plexus Corp.(a)(b)	97,707	3,769,536
RealD Inc.(a)(b)	313,072	3,008,622
Rofin-Sinar Technologies Inc.(a)	25,904	671,691
Rogers Corp.(a)	44,964	2,391,186
Universal Display Corp.(a)(b)	311,004	10,543,036

		113,897,916
ENERGY EQUIPMENT & SERVICES - 0.15%
Fairmount Santrol Holdings Inc.(a)(b)	445,038	1,201,603
ION Geophysical Corp.(a)(b)	215,396	84,004
PHI Inc.(a)	8,139	153,664
RigNet Inc.(a)(b)	94,039	2,397,995
U.S. Silica Holdings Inc.(b)	412,469	5,811,688

		9,648,954
FOOD & STAPLES RETAILING - 1.14%
Casey’s General Stores Inc.	299,414	30,815,689
Chefs’ Warehouse Inc. (The)(a)(b)	145,139	2,055,168
Fairway Group Holdings Corp.(a)(b)	52,502	55,127
Fresh Market Inc. (The)(a)(b)	333,490	7,533,539
Ingles Markets Inc. Class A	28,388	1,357,798
Natural Grocers by Vitamin Cottage Inc.(a)(b)	70,332	1,595,833
PriceSmart Inc.	150,163	11,613,607
United Natural Foods Inc.(a)(b)	355,610	17,250,641

		72,277,402
FOOD PRODUCTS - 1.28%
Alico Inc.	3,045	123,597
Amplify Snack Brands Inc.(a)	66,604	713,062
Arcadia Biosciences Inc.(a)	23,784	72,541
B&G Foods Inc.	422,939	15,416,127
Boulder Brands Inc.(a)(b)	388,680	3,183,289
Cal-Maine Foods Inc.	242,265	13,230,092
Calavo Growers Inc.	114,092	5,093,067
Dean Foods Co.	334,034	5,518,242
Diamond Foods Inc.(a)	192,025	5,925,891
Farmer Bros. Co.(a)(b)	61,095	1,664,839
Freshpet Inc.(a)(b)	159,940	1,679,370
Inventure Foods Inc.(a)(b)	150,702	1,338,234
J&J Snack Foods Corp.	115,093	13,081,470
John B Sanfilippo & Son Inc.	16,311	836,102
Lancaster Colony Corp.	92,921	9,057,939
Landec Corp.(a)	44,611	520,610
Lifeway Foods Inc.(a)(b)	35,144	368,309
Limoneira Co.(b)	89,657	1,499,962
Seaboard Corp.(a)(b)	173	532,667
Tootsie Roll Industries Inc.(b)	50,991	1,595,508

		81,450,918

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Growth ETF

September 30, 2015

HEALTH CARE EQUIPMENT & SUPPLIES - 5.86%
Abaxis Inc.(b)	174,708	7,685,405
ABIOMED Inc.(a)(b)	321,663	29,837,460
Accuray Inc.(a)(b)	613,763	3,065,746
Analogic Corp.	8,442	692,582
Anika Therapeutics Inc.(a)(b)	87,779	2,794,006
Antares Pharma Inc.(a)(b)	1,191,546	2,025,628
AtriCure Inc.(a)(b)	167,341	3,666,441
Atrion Corp.	10,901	4,087,439
Cantel Medical Corp.	264,984	15,024,593
Cardiovascular Systems Inc.(a)(b)	234,394	3,712,801
Cerus Corp.(a)(b)	619,362	2,811,903
ConforMIS Inc.(a)	66,358	1,198,160
Corindus Vascular Robotics Inc.(a)(b)	174,051	537,818
Cutera Inc.(a)	75,404	986,284
Cyberonics Inc.(a)(b)	201,308	12,235,500
Cynosure Inc. Class A(a)	156,350	4,696,754
EndoChoice Holdings Inc.(a)	42,110	478,201
Endologix Inc.(a)(b)	522,833	6,409,933
Entellus Medical Inc.(a)(b)	35,354	637,079
GenMark Diagnostics Inc.(a)(b)	328,425	2,584,705
Glaukos Corp.(a)	44,234	1,069,844
Globus Medical Inc. Class A(a)(b)	530,687	10,963,993
Haemonetics Corp.(a)(b)	191,874	6,201,368
HeartWare International Inc.(a)(b)	133,945	7,006,663
ICU Medical Inc.(a)	69,881	7,651,969
Inogen Inc.(a)(b)	120,928	5,871,054
Insulet Corp.(a)	438,973	11,373,790
Integra LifeSciences Holdings Corp.(a)(b)	96,910	5,770,990
InVivo Therapeutics Holdings Corp.(a)(b)	204,439	1,762,264
Invuity Inc.(a)	29,487	413,290
iRadimed Corp.(a)	21,807	531,219
K2M Group Holdings Inc.(a)(b)	138,929	2,584,079
Lantheus Holdings Inc.(a)	78,575	337,558
LDR Holding Corp.(a)(b)	195,853	6,762,804
LeMaitre Vascular Inc.	33,441	407,646
Masimo Corp.(a)(b)	338,098	13,037,059
Meridian Bioscience Inc.(b)	272,896	4,666,522
Natus Medical Inc.(a)(b)	253,649	10,006,453
Neogen Corp.(a)(b)	285,368	12,838,706
Nevro Corp.(a)(b)	129,389	6,002,356
NuVasive Inc.(a)	372,863	17,979,454
NxStage Medical Inc.(a)	490,258	7,731,369
OraSure Technologies Inc.(a)(b)	39,654	176,064
Oxford Immunotec Global PLC(a)(b)	147,091	1,985,728
Quidel Corp.(a)	90,480	1,708,262
Rockwell Medical Inc.(a)(b)	352,195	2,715,423
RTI Surgical Inc.(a)(b)	365,317	2,075,001
SeaSpine Holdings Corp.(a)(b)	28,906	468,277
Second Sight Medical Products Inc.(a)(b)	91,141	540,466
Sientra Inc.(a)	62,218	631,513
Spectranetics Corp. (The)(a)(b)	331,049	3,903,068
STAAR Surgical Co.(a)(b)	302,007	2,343,574
STERIS Corp.(b)	460,290	29,905,041
SurModics Inc.(a)(b)	19,933	435,337
Tandem Diabetes Care Inc.(a)(b)	136,176	1,199,711
Thoratec Corp.(a)	417,756	26,427,245
TransEnterix Inc.(a)(b)	42,868	96,882
Unilife Corp.(a)(b)	743,286	728,346
Utah Medical Products Inc.(b)	28,483	1,534,379
Vascular Solutions Inc.(a)	133,316	4,320,772
Veracyte Inc.(a)(b)	104,038	487,938

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Growth ETF

September 30, 2015

West Pharmaceutical Services Inc.	554,493	30,009,161
Wright Medical Group Inc.(a)(b)	197,562	4,152,753
Wright Medical Group NV(a)	153,067	3,121,036
Zeltiq Aesthetics Inc.(a)(b)	247,908	7,940,493

		373,045,358
HEALTH CARE PROVIDERS & SERVICES - 4.01%
AAC Holdings Inc.(a)(b)	61,300	1,363,925
Aceto Corp.	195,682	5,371,471
Addus HomeCare Corp.(a)	4,977	155,034
Adeptus Health Inc. Class A(a)(b)	47,549	3,840,057
Air Methods Corp.(a)(b)	303,586	10,349,247
Alliance HealthCare Services Inc.(a)(b)	14,221	138,797
Amedisys Inc.(a)(b)	172,556	6,551,951
AMN Healthcare Services Inc.(a)	367,714	11,035,097
AmSurg Corp.(a)(b)	90,439	7,028,015
BioTelemetry Inc.(a)	212,990	2,606,998
Capital Senior Living Corp.(a)(b)	228,311	4,577,636
Chemed Corp.(b)	131,680	17,575,330
Civitas Solutions Inc.(a)(b)	90,146	2,066,146
CorVel Corp.(a)	66,257	2,140,101
Cross Country Healthcare Inc.(a)	153,395	2,087,706
Diplomat Pharmacy Inc.(a)(b)	279,674	8,035,034
Ensign Group Inc. (The)	183,285	7,813,439
ExamWorks Group Inc.(a)(b)	319,658	9,346,800
Genesis Healthcare Inc.(a)(b)	138,975	851,917
HealthEquity Inc.(a)	279,107	8,247,612
HealthSouth Corp.	705,217	27,059,176
IPC Healthcare Inc.(a)(b)	80,800	6,277,352
Landauer Inc.	74,527	2,756,754
LHC Group Inc.(a)	6,313	282,633
Molina Healthcare Inc.(a)(b)	302,733	20,843,167
National Research Corp. Class A	64,775	773,413
Nobilis Health Corp.(a)(b)	246,334	1,285,863
Providence Service Corp. (The)(a)(b)	105,125	4,581,347
RadNet Inc.(a)(b)	264,942	1,470,428
Select Medical Holdings Corp.	761,729	8,219,056
Surgical Care Affiliates Inc.(a)(b)	156,654	5,121,019
Team Health Holdings Inc.(a)(b)	555,023	29,987,893
Teladoc Inc.(a)	56,105	1,250,356
Trupanion Inc.(a)(b)	107,241	809,670
U.S. Physical Therapy Inc.	95,712	4,296,512
WellCare Health Plans Inc.(a)(b)	339,440	29,252,939

		255,449,891
HEALTH CARE TECHNOLOGY - 1.03%
Castlight Health Inc.(a)(b)	259,853	1,091,383
Computer Programs & Systems Inc.	87,402	3,682,246
Connecture Inc.(a)(b)	51,432	234,530
Evolent Health Inc.(a)	78,605	1,254,221
HealthStream Inc.(a)(b)	193,839	4,227,629
HMS Holdings Corp.(a)(b)	684,787	6,005,582
Imprivata Inc.(a)	70,260	1,248,520
MedAssets Inc.(a)(b)	440,809	8,842,629
Medidata Solutions Inc.(a)(b)	426,227	17,948,419
Merge Healthcare Inc.(a)	530,479	3,766,401
Omnicell Inc.(a)(b)	280,905	8,736,145
Press Ganey Holdings Inc.(a)(b)	78,835	2,332,728
Quality Systems Inc.	388,326	4,846,308
Vocera Communications Inc.(a)(b)	129,154	1,473,647

		65,690,388

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Growth ETF

September 30, 2015

HOTELS, RESTAURANTS & LEISURE - 5.85%
BJ’s Restaurants Inc.(a)(b)	165,197	7,108,427
Bloomin’ Brands Inc.	955,897	17,378,207
Bob Evans Farms Inc./DE	14,077	610,238
Bojangles’ Inc.(a)(b)	63,901	1,079,927
Boyd Gaming Corp.(a)(b)	613,855	10,005,836
Bravo Brio Restaurant Group Inc.(a)	106,403	1,199,162
Buffalo Wild Wings Inc.(a)(b)	146,400	28,318,152
Carrols Restaurant Group Inc.(a)(b)	232,953	2,772,141
Cheesecake Factory Inc. (The)	375,945	20,285,992
Churchill Downs Inc.	103,763	13,884,527
Chuy’s Holdings Inc.(a)(b)	128,862	3,659,681
ClubCorp Holdings Inc.	337,702	7,247,085
Cracker Barrel Old Country Store Inc.(b)	138,568	20,408,295
Dave & Buster’s Entertainment Inc.(a)	175,572	6,641,889
Del Frisco’s Restaurant Group Inc.(a)	11,977	166,360
Denny’s Corp.(a)(b)	455,157	5,020,382
Diamond Resorts International Inc.(a)(b)	322,958	7,553,988
DineEquity Inc.	122,390	11,218,267
El Pollo Loco Holdings Inc.(a)(b)	103,624	1,117,067
Eldorado Resorts Inc.(a)	105,660	953,053
Empire Resorts Inc.(a)(b)	113,113	476,206
Fiesta Restaurant Group Inc.(a)(b)	206,307	9,360,149
Fogo De Chao Inc.(a)	31,496	491,212
Habit Restaurants Inc. (The)(a)(b)	88,494	1,894,656
Interval Leisure Group Inc.	300,813	5,522,927
Isle of Capri Casinos Inc.(a)(b)	161,050	2,808,712
Jack in the Box Inc.	288,160	22,199,846
Jamba Inc.(a)(b)	106,564	1,518,537
Kona Grill Inc.(a)(b)	33,071	520,868
Krispy Kreme Doughnuts Inc.(a)(b)	502,467	7,351,092
La Quinta Holdings Inc.(a)	720,901	11,375,818
Marriott Vacations Worldwide Corp.	113,999	7,767,892
Monarch Casino & Resort Inc.(a)	4,420	79,427
Morgans Hotel Group Co.(a)	65,489	217,423
Noodles & Co.(a)(b)	61,893	876,405
Papa John’s International Inc.	223,271	15,289,598
Papa Murphy’s Holdings Inc.(a)(b)	70,166	1,030,037
Penn National Gaming Inc.(a)(b)	42,570	714,325
Pinnacle Entertainment Inc.(a)(b)	406,124	13,743,236
Planet Fitness Inc. Class A(a)	69,771	1,195,596
Popeyes Louisiana Kitchen Inc.(a)(b)	179,299	10,105,292
Potbelly Corp.(a)(b)	168,100	1,850,781
Red Robin Gourmet Burgers Inc.(a)(b)	108,592	8,224,758
Ruth’s Hospitality Group Inc.	179,166	2,909,656
Scientific Games Corp. Class A(a)(b)	386,612	4,040,095
SeaWorld Entertainment Inc.(b)	529,164	9,424,411
Shake Shack Inc. Class A(a)(b)	38,299	1,815,373
Sonic Corp.	290,799	6,673,837
Texas Roadhouse Inc.(b)	539,659	20,075,315
Vail Resorts Inc.	280,130	29,324,008
Wingstop Inc.(a)	41,634	998,217
Zoe’s Kitchen Inc.(a)(b)	148,586	5,867,661

		372,372,042
HOUSEHOLD DURABLES - 0.71%
Bassett Furniture Industries Inc.	41,150	1,146,028
Cavco Industries Inc.(a)(b)	53,207	3,622,865
Century Communities Inc.(a)(b)	9,324	185,081
Helen of Troy Ltd.(a)(b)	90,315	8,065,130
Hooker Furniture Corp.	5,889	138,627

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Growth ETF

September 30, 2015

Installed Building Products Inc.(a)(b)	152,890	3,865,059
iRobot Corp.(a)(b)	42,502	1,238,508
La-Z-Boy Inc.	151,403	4,021,264
LGI Homes Inc.(a)(b)	27,465	746,773
Libbey Inc.	158,997	5,184,892
M/I Homes Inc.(a)(b)	33,740	795,589
MDC Holdings Inc.	105,068	2,750,680
Meritage Homes Corp.(a)(b)	20,512	749,098
New Home Co. Inc. (The)(a)(b)	13,168	170,526
Ryland Group Inc. (The)	125,476	5,123,185
Skullcandy Inc.(a)	56,869	314,486
TRI Pointe Group Inc.(a)(b)	70,835	927,230
Universal Electronics Inc.(a)	101,723	4,275,418
William Lyon Homes Class A(a)(b)	21,759	448,235
ZAGG Inc.(a)(b)	214,790	1,458,424

		45,227,098
HOUSEHOLD PRODUCTS - 0.22%
Central Garden & Pet Co. Class A(a)	38,072	613,340
HRG Group Inc.(a)(b)	273,857	3,212,342
Orchids Paper Products Co.	19,049	497,179
WD-40 Co.	112,053	9,980,561

		14,303,422
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 0.09%
Ormat Technologies Inc.(b)	118,570	4,034,937
TerraForm Global Inc. Class A(a)	69,901	465,261
Vivint Solar Inc.(a)(b)	98,801	1,035,435

		5,535,633
INDUSTRIAL CONGLOMERATES - 0.01%
Raven Industries Inc.	35,442	600,742

		600,742
INSURANCE - 0.32%
Ambac Financial Group Inc.(a)(b)	37,401	541,192
Atlas Financial Holdings Inc.(a)	36,539	675,972
Crawford & Co. Class B	66,486	372,986
eHealth Inc.(a)	138,180	1,770,086
Employers Holdings Inc.	148,009	3,299,121
HCI Group Inc.	8,179	317,100
Heritage Insurance Holdings Inc.(a)(b)	120,200	2,371,546
Maiden Holdings Ltd.	46,915	651,180
National General Holdings Corp.	33,107	638,634
National Interstate Corp.	13,116	349,935
Patriot National Inc.(a)(b)	64,194	1,016,191
State National Companies Inc.	18,732	175,144
Third Point Reinsurance Ltd.(a)(b)	45,691	614,544
Universal Insurance Holdings Inc.	246,528	7,282,437

		20,076,068
INTERNET & CATALOG RETAIL - 1.01%
1-800-Flowers.com Inc. Class A(a)(b)	192,569	1,752,378
Blue Nile Inc.(a)(b)	91,221	3,059,552
Etsy Inc.(a)(b)	153,943	2,107,480
HSN Inc.	250,736	14,352,128
Lands’ End Inc.(a)(b)	22,271	601,540
Liberty TripAdvisor Holdings Inc. Class A(a)	167,096	3,704,518

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Growth ETF

September 30, 2015

NutriSystem Inc.	222,652	5,904,731
Overstock.com Inc.(a)(b)	93,399	1,602,727
PetMed Express Inc.(b)	157,831	2,541,079
Shutterfly Inc.(a)(b)	184,259	6,587,259
Travelport Worldwide Ltd.(b)	579,726	7,663,978
Wayfair Inc. Class A(a)(b)	155,928	5,466,836
zulily Inc. Class A(a)(b)	508,630	8,850,162

		64,194,368
INTERNET SOFTWARE & SERVICES - 4.35%
Alarm.com Holdings Inc.(a)	47,846	557,693
Amber Road Inc.(a)(b)	124,732	526,369
Angie’s List Inc.(a)(b)	342,804	1,727,732
Apigee Corp.(a)(b)	39,712	418,962
Appfolio Inc.(a)	33,459	563,650
Bazaarvoice Inc.(a)(b)	213,122	961,180
Benefitfocus Inc.(a)(b)	60,700	1,896,875
Box Inc. Class A(a)(b)	99,554	1,252,389
Brightcove Inc.(a)	234,561	1,154,040
Carbonite Inc.(a)	142,918	1,590,677
Care.com Inc.(a)(b)	19,595	100,718
ChannelAdvisor Corp.(a)(b)	170,650	1,696,261
Cimpress NV(a)(b)	252,924	19,250,046
comScore Inc.(a)(b)	265,385	12,247,518
Constant Contact Inc.(a)(b)	249,623	6,050,862
Cornerstone OnDemand Inc.(a)	415,734	13,719,222
Coupons.com Inc.(a)(b)	468,930	4,220,370
Cvent Inc.(a)(b)	180,008	6,059,069
Dealertrack Technologies Inc.(a)	130,439	8,238,527
Demandware Inc.(a)(b)	257,273	13,295,869
DHI Group Inc.(a)(b)	121,446	887,770
EarthLink Holdings Corp.	801,238	6,233,632
Endurance International Group Holdings Inc.(a)(b)	455,399	6,084,131
Envestnet Inc.(a)(b)	271,416	8,134,337
Everyday Health Inc.(a)(b)	152,017	1,389,435
Five9 Inc.(a)(b)	183,143	677,629
Gogo Inc.(a)(b)	435,395	6,652,836
GrubHub Inc.(a)(b)	579,937	14,115,667
GTT Communications Inc.(a)(b)	188,314	4,380,184
Hortonworks Inc.(a)(b)	58,353	1,277,347
Internap Corp.(a)(b)	431,025	2,642,183
IntraLinks Holdings Inc.(a)(b)	167,164	1,385,790
j2 Global Inc.(b)	371,565	26,325,380
LivePerson Inc.(a)(b)	438,103	3,312,059
LogMeIn Inc.(a)(b)	189,668	12,927,771
Marin Software Inc.(a)(b)	29,655	92,820
Marketo Inc.(a)(b)	267,807	7,611,075
MaxPoint Interactive Inc.(a)(b)	53,174	216,950
New Relic Inc.(a)(b)	44,482	1,695,209
NIC Inc.	507,450	8,986,939
OPOWER Inc.(a)(b)	201,349	1,794,020
Q2 Holdings Inc.(a)(b)	149,586	3,697,766
Reis Inc.(b)	42,227	956,442
RetailMeNot Inc.(a)(b)	16,834	138,712
SciQuest Inc.(a)	121,325	1,213,250
Shutterstock Inc.(a)(b)	150,836	4,561,281
SPS Commerce Inc.(a)(b)	127,294	8,641,990
Stamps.com Inc.(a)(b)	110,350	8,167,003
TechTarget Inc.(a)	43,042	366,718
Textura Corp.(a)(b)	152,206	3,933,003
Travelzoo Inc.(a)(b)	56,840	470,067
TrueCar Inc.(a)(b)	376,525	1,961,695

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Growth ETF

September 30, 2015

Web.com Group Inc.(a)(b)	339,907	7,165,240
WebMD Health Corp.(a)(b)	291,593	11,617,065
Wix.com Ltd.(a)(b)	144,077	2,509,821
Xactly Corp.(a)	45,875	357,641
XO Group Inc.(a)(b)	203,354	2,873,392
Xoom Corp.(a)	245,932	6,118,788

		277,101,067
IT SERVICES - 3.61%
6D Global Technologies Inc.(a)(b)	73,056	212,593
Blackhawk Network Holdings Inc.(a)(b)	418,677	17,747,718
Cardtronics Inc.(a)(b)	346,845	11,341,832
Cass Information Systems Inc.	49,756	2,444,512
CSG Systems International Inc.	251,807	7,755,656
Datalink Corp.(a)	10,874	64,918
EPAM Systems Inc.(a)(b)	376,942	28,089,718
Euronet Worldwide Inc.(a)	399,847	29,624,664
EVERTEC Inc.	509,072	9,198,931
ExlService Holdings Inc.(a)(b)	237,614	8,775,085
Forrester Research Inc.	77,305	2,430,469
Hackett Group Inc. (The)	184,439	2,536,036
Heartland Payment Systems Inc.	282,206	17,781,800
Lionbridge Technologies Inc.(a)(b)	494,611	2,443,378
Luxoft Holding Inc.(a)(b)	141,193	8,936,105
MAXIMUS Inc.	507,824	30,245,997
NeuStar Inc. Class A(a)(b)	123,121	3,350,122
Perficient Inc.(a)	184,215	2,842,437
PFSweb Inc.(a)(b)	86,550	1,230,741
Science Applications International Corp.	354,832	14,267,795
ServiceSource International Inc.(a)(b)	265,615	1,062,460
Syntel Inc.(a)(b)	242,747	10,998,867
TeleTech Holdings Inc.	70,183	1,880,203
Unisys Corp.(a)(b)	243,000	2,891,700
Virtusa Corp.(a)(b)	228,077	11,702,631

		229,856,368
LEISURE PRODUCTS - 0.37%
Arctic Cat Inc.	38,248	848,341
Black Diamond Inc.(a)(b)	9,865	61,952
Escalade Inc.	19,203	303,408
JAKKS Pacific Inc.(a)(b)	13,845	117,959
Malibu Boats Inc. Class A(a)	137,485	1,922,040
Marine Products Corp.	78,219	542,840
MCBC Holdings Inc.(a)	36,680	475,226
Nautilus Inc.(a)(b)	241,034	3,615,510
Performance Sports Group Ltd.(a)	24,277	325,797
Smith & Wesson Holding Corp.(a)(b)	413,271	6,971,882
Sturm Ruger & Co. Inc.	144,777	8,496,962

		23,681,917
LIFE SCIENCES TOOLS & SERVICES - 0.99%
Accelerate Diagnostics Inc.(a)(b)	165,100	2,671,318
Affymetrix Inc.(a)(b)	167,399	1,429,587
Albany Molecular Research Inc.(a)(b)	191,437	3,334,833
Cambrex Corp.(a)	240,895	9,558,714
Fluidigm Corp.(a)(b)	222,197	1,802,018
Furiex Pharmaceuticals Inc.(b)	47,364	473,640
INC Research Holdings Inc.(a)	99,674	3,986,960
Luminex Corp.(a)(b)	22,492	380,340
NanoString Technologies Inc.(a)(b)	103,785	1,660,560

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Growth ETF

September 30, 2015

NeoGenomics Inc.(a)(b)	412,259	2,362,244
Pacific Biosciences of California Inc.(a)(b)	465,272	1,702,895
PAREXEL International Corp.(a)(b)	425,225	26,329,932
PRA Health Sciences Inc.(a)(b)	153,007	5,941,262
Sequenom Inc.(a)(b)	914,499	1,600,373

		63,234,676
MACHINERY - 2.86%
Accuride Corp.(a)	275,539	763,243
Albany International Corp. Class A	29,900	855,439
Altra Industrial Motion Corp.	162,331	3,753,093
American Railcar Industries Inc.(b)	18,830	680,893
Blount International Inc.(a)	384,440	2,141,331
Blue Bird Corp.(a)(b)	39,410	392,524
CLARCOR Inc.	364,737	17,390,660
Commercial Vehicle Group Inc.(a)	231,407	932,570
Douglas Dynamics Inc.	41,941	832,948
EnPro Industries Inc.	106,412	4,168,158
FreightCar America Inc.	46,869	804,272
Global Brass & Copper Holdings Inc.	151,015	3,097,318
Gorman-Rupp Co. (The)	33,679	807,286
Greenbrier Companies Inc. (The)(b)	204,682	6,572,339
Harsco Corp.	620,000	5,623,400
Hillenbrand Inc.	485,488	12,627,543
Hyster-Yale Materials Handling Inc.	20,631	1,193,091
John Bean Technologies Corp.	226,552	8,665,614
Kadant Inc.	13,737	535,880
Lindsay Corp.(b)	78,017	5,288,772
Lydall Inc.(a)	43,554	1,240,853
Meritor Inc.(a)	425,419	4,522,204
Milacron Holdings Corp.(a)	46,450	815,012
Miller Industries Inc./TN	4,866	95,082
Mueller Industries Inc.	297,710	8,806,262
Mueller Water Products Inc. Class A	1,243,920	9,528,427
Navistar International Corp.(a)(b)	23,325	296,694
NN Inc.	209,258	3,871,273
Omega Flex Inc.	21,519	718,735
Proto Labs Inc.(a)(b)	180,103	12,066,901
RBC Bearings Inc.(a)	180,534	10,783,296
Rexnord Corp.(a)(b)	784,549	13,321,642
Standex International Corp.	72,195	5,439,893
Sun Hydraulics Corp.	175,392	4,818,018
Tennant Co.	132,767	7,458,850
Titan International Inc.	20,657	136,543
TriMas Corp.(a)(b)	21,592	353,029
Wabash National Corp.(a)	528,384	5,595,586
Woodward Inc.	347,360	14,137,552
Xerium Technologies Inc.(a)	86,104	1,117,630

		182,249,856
MARINE - 0.19%
Matson Inc.	308,016	11,855,536

		11,855,536
MEDIA - 1.31%
AMC Entertainment Holdings Inc. Class A	11,861	298,779
Carmike Cinemas Inc.(a)	9,781	196,500
Central European Media Enterprises Ltd. Class A(a)(b)	414,991	896,380
Crown Media Holdings Inc. Class A(a)(b)	228,911	1,224,674
Entravision Communications Corp. Class A	462,704	3,072,354

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Growth ETF

September 30, 2015

EW Scripps Co. (The) Class A	290,955	5,141,175
Global Eagle Entertainment Inc.(a)(b)	356,377	4,091,208
Gray Television Inc.(a)(b)	486,087	6,202,470
Hemisphere Media Group Inc.(a)(b)	5,781	78,622
IMAX Corp.(a)(b)	465,672	15,735,057
Journal Media Group Inc.	10,978	82,335
Loral Space & Communications Inc.(a)(b)	101,788	4,792,179
Martha Stewart Living Omnimedia Inc. Class A(a)	182,303	1,086,526
MDC Partners Inc. Class A	93,055	1,715,004
National CineMedia Inc.	117,448	1,576,152
New York Times Co. (The) Class A	211,568	2,498,618
Nexstar Broadcasting Group Inc. Class A	242,021	11,459,694
Reading International Inc. Class A(a)	28,668	363,223
Rentrak Corp.(a)(b)	89,442	4,836,129
SFX Entertainment Inc.(a)(b)	158,895	81,021
Sinclair Broadcast Group Inc. Class A(b)	511,149	12,942,293
Tribune Publishing Co.	112,797	884,328
World Wrestling Entertainment Inc. Class A(b)	231,504	3,912,418

		83,167,139
METALS & MINING - 0.31%
Century Aluminum Co.(a)(b)	23,869	109,797
Globe Specialty Metals Inc.	499,940	6,064,272
Handy & Harman Ltd.(a)	4,640	111,267
Haynes International Inc.	6,303	238,506
Kaiser Aluminum Corp.	44,068	3,536,457
Olympic Steel Inc.	16,711	166,274
Real Industry Inc.(a)(b)	120,564	1,063,374
Ryerson Holding Corp.(a)(b)	15,214	79,874
Stillwater Mining Co.(a)(b)	299,369	3,092,482
SunCoke Energy Inc.	365,788	2,845,831
Worthington Industries Inc.	85,069	2,252,627

		19,560,761
MULTILINE RETAIL - 0.74%
Big Lots Inc.(b)	382,318	18,320,679
Burlington Stores Inc.(a)	520,783	26,580,764
Ollie’s Bargain Outlet Holdings Inc.(a)	58,805	950,642
Tuesday Morning Corp.(a)(b)	279,513	1,512,165

		47,364,250
OIL, GAS & CONSUMABLE FUELS - 1.11%
Carrizo Oil & Gas Inc.(a)(b)	20,956	639,996
Delek U.S. Holdings Inc.	245,557	6,801,929
Energy Fuels Inc./Canada(a)(b)	188,958	549,868
Erin Energy Corp.(a)(b)	16,144	63,284
Evolution Petroleum Corp.	189,818	1,053,490
Gener8 Maritime Inc.(a)	6,595	72,189
Hallador Energy Co.	22,009	152,963
Isramco Inc.(a)(b)	6,850	680,479
Magnum Hunter Resources Corp.(a)(b)	1,706,975	580,372
Matador Resources Co.(a)(b)	337,979	7,009,684
Panhandle Oil and Gas Inc. Class A	59,341	958,951
Par Petroleum Corp.(a)(b)	112,018	2,333,335
Parsley Energy Inc. Class A(a)(b)	252,310	3,802,312
SemGroup Corp. Class A	338,577	14,640,069
Solazyme Inc.(a)(b)	630,265	1,638,689
Synergy Resources Corp.(a)(b)	86,403	846,749
Ultra Petroleum Corp.(a)(b)	572,746	3,659,847
Uranium Energy Corp.(a)(b)	770,247	770,247
Western Refining Inc.	548,307	24,191,305

		70,445,758

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Growth ETF

September 30, 2015

PAPER & FOREST PRODUCTS - 0.80%
Boise Cascade Co.(a)(b)	256,598	6,471,402
Clearwater Paper Corp.(a)	147,706	6,977,631
Deltic Timber Corp.	84,456	5,051,313
KapStone Paper and Packaging Corp.	656,672	10,841,655
Louisiana-Pacific Corp.(a)	1,010,806	14,393,877
Neenah Paper Inc.	70,371	4,101,222
Schweitzer-Mauduit International Inc.	41,568	1,429,108
Wausau Paper Corp.	292,518	1,872,115

		51,138,323
PERSONAL PRODUCTS - 0.20%
Inter Parfums Inc.	53,483	1,326,913
Medifast Inc.(a)	84,374	2,266,286
Natural Health Trends Corp.(b)	60,689	1,983,316
Revlon Inc. Class A(a)(b)	24,510	721,819
Synutra International Inc.(a)(b)	142,345	676,139
USANA Health Sciences Inc.(a)(b)	43,861	5,878,690

		12,853,163
PHARMACEUTICALS - 3.12%
Aerie Pharmaceuticals Inc.(a)(b)	158,848	2,817,963
Agile Therapeutics Inc.(a)(b)	80,501	542,577
Alimera Sciences Inc.(a)(b)	234,637	518,548
Amphastar Pharmaceuticals Inc.(a)(b)	162,163	1,895,685
ANI Pharmaceuticals Inc.(a)(b)	61,958	2,447,961
Aratana Therapeutics Inc.(a)(b)	210,476	1,780,627
Assembly Biosciences Inc.(a)	103,697	991,343
BioDelivery Sciences International Inc.(a)(b)	356,285	1,980,945
Carbylan Therapeutics Inc.(a)(b)	94,926	338,886
Catalent Inc.(a)(b)	644,895	15,670,948
Cempra Inc.(a)(b)	247,014	6,876,870
Collegium Pharmaceutical Inc.(a)	51,492	1,138,488
Corcept Therapeutics Inc.(a)(b)	476,479	1,791,561
Corium International Inc.(a)(b)	82,371	770,169
Depomed Inc.(a)(b)	455,589	8,587,853
Dermira Inc.(a)	42,669	995,894
DURECT Corp.(a)(b)	866,017	1,688,733
Flex Pharma Inc.(a)(b)	42,032	504,804
Foamix Pharmaceuticals Ltd.(a)	174,244	1,277,208
Heska Corp.(a)	43,903	1,338,163
IGI Laboratories Inc.(a)(b)	316,412	2,069,334
Impax Laboratories Inc.(a)(b)	552,774	19,463,172
Intersect ENT Inc.(a)	128,990	3,018,366
Intra-Cellular Therapies Inc.(a)(b)	167,937	6,724,197
Lannett Co. Inc.(a)(b)	205,388	8,527,710
Medicines Co. (The)(a)(b)	50,397	1,913,070
Nektar Therapeutics(a)(b)	1,012,304	11,094,852
Neos Therapeutics Inc.(a)	37,930	796,758
Ocular Therapeutix Inc.(a)(b)	115,589	1,625,181
Omeros Corp.(a)(b)	274,710	3,010,822
Pacira Pharmaceuticals Inc./DE(a)(b)	280,547	11,530,482
Paratek Pharmaceuticals Inc.(b)	93,896	1,784,024
Pernix Therapeutics Holdings Inc.(a)(b)	335,505	1,060,196
Phibro Animal Health Corp.	134,105	4,241,741
POZEN Inc.(a)	223,245	1,302,635
Prestige Brands Holdings Inc.(a)(b)	403,230	18,209,867

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Growth ETF

September 30, 2015

Relypsa Inc.(a)(b)	253,756	4,697,024
Revance Therapeutics Inc.(a)(b)	120,150	3,575,664
Sagent Pharmaceuticals Inc.(a)(b)	169,748	2,602,237
SciClone Pharmaceuticals Inc.(a)	380,333	2,639,511
Sucampo Pharmaceuticals Inc. Class A(a)(b)	194,172	3,858,198
Supernus Pharmaceuticals Inc.(a)(b)	263,673	3,699,332
Tetraphase Pharmaceuticals Inc.(a)(b)	279,436	2,084,593
TherapeuticsMD Inc.(a)(b)	976,672	5,723,298
Theravance Inc.(b)	574,039	4,121,600
VIVUS Inc.(a)(b)	799,792	1,311,659
XenoPort Inc.(a)(b)	452,257	1,569,332
Zogenix Inc.(a)(b)	190,799	2,575,786
ZS Pharma Inc.(a)(b)	140,037	9,194,829
Zynerba Pharmaceuticals Inc.(a)	24,548	351,184

		198,331,880
PROFESSIONAL SERVICES - 1.72%
Advisory Board Co. (The)(a)(b)	327,269	14,903,830
Barrett Business Services Inc.	54,913	2,357,415
CEB Inc.	258,002	17,631,857
Exponent Inc.	191,301	8,524,373
Franklin Covey Co.(a)(b)	9,909	159,139
FTI Consulting Inc.(a)(b)	26,327	1,092,834
GP Strategies Corp.(a)(b)	100,431	2,291,835
Heidrick & Struggles International Inc.	7,344	142,841
Huron Consulting Group Inc.(a)	21,779	1,361,841
Insperity Inc.	150,264	6,601,098
Kforce Inc.	189,384	4,977,012
Korn/Ferry International	211,632	6,998,670
Mistras Group Inc.(a)(b)	72,391	930,224
On Assignment Inc.(a)(b)	398,939	14,720,849
Resources Connection Inc.	53,700	809,259
RPX Corp.(a)	53,227	730,274
TriNet Group Inc.(a)(b)	291,125	4,890,900
TrueBlue Inc.(a)	322,377	7,243,811
Volt Information Sciences Inc.(a)(b)	47,042	428,082
WageWorks Inc.(a)	276,275	12,454,477

		109,250,621
REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.85%
Alexander’s Inc.(b)	15,034	5,622,716
American Assets Trust Inc.	223,117	9,116,561
CareTrust REIT Inc.	372,433	4,227,114
CoreSite Realty Corp.(b)	187,209	9,630,031
CubeSmart(b)	1,005,175	27,350,812
CyrusOne Inc.(b)	468,690	15,307,415
DuPont Fabros Technology Inc.	170,620	4,415,646
Easterly Government Properties Inc.(b)	105,441	1,681,784
EastGroup Properties Inc.	49,416	2,677,359
Equity One Inc.	49,280	1,199,475
Inland Real Estate Corp.	216,146	1,750,783
LTC Properties Inc.	16,486	703,458
National Health Investors Inc.(b)	98,742	5,676,678
National Storage Affiliates Trust	166,014	2,249,490
Potlatch Corp.	229,388	6,604,080
PS Business Parks Inc.	15,576	1,236,423
QTS Realty Trust Inc. Class A(b)	205,435	8,975,455
RLJ Lodging Trust(b)	374,322	9,459,117
Ryman Hospitality Properties Inc.(b)	335,315	16,507,557
Sabra Health Care REIT Inc.(b)	75,057	1,739,821
Saul Centers Inc.(b)	65,956	3,413,223

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Growth ETF

September 30, 2015

Sovran Self Storage Inc.	239,336	22,569,385
Sun Communities Inc.(b)	56,602	3,835,351
Universal Health Realty Income Trust(b)	86,129	4,042,895
Urban Edge Properties(b)	516,904	11,159,957
Urstadt Biddle Properties Inc. Class A(b)	26,043	488,046

		181,640,632
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.15%
Altisource Asset Management Corp.(a)	5,727	137,162
Altisource Portfolio Solutions SA(a)(b)	102,345	2,439,905
Consolidated-Tomoka Land Co.	10,202	508,060
Kennedy-Wilson Holdings Inc.	67,230	1,490,489
Marcus & Millichap Inc.(a)(b)	104,559	4,808,668

		9,384,284
ROAD & RAIL - 0.75%
ArcBest Corp.	65,183	1,679,766
Celadon Group Inc.	143,669	2,301,577
Covenant Transportation Group Inc. Class A(a)	85,490	1,536,255
Heartland Express Inc.	387,433	7,725,414
Knight Transportation Inc.	483,568	11,605,632
Marten Transport Ltd.	18,763	303,398
PAM Transportation Services Inc.(a)	23,541	778,030
Roadrunner Transportation Systems Inc.(a)	86,016	1,582,694
Saia Inc.(a)(b)	193,509	5,989,104
Swift Transportation Co.(a)(b)	677,620	10,177,852
Universal Truckload Services Inc.	41,924	652,757
USA Truck Inc.(a)	27,785	478,736
Werner Enterprises Inc.	80,981	2,032,623
YRC Worldwide Inc.(a)(b)	49,650	658,359

		47,502,197
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.68%
Advanced Energy Industries Inc.(a)(b)	170,061	4,472,604
Advanced Micro Devices Inc.(a)(b)	2,150,473	3,698,814
Ambarella Inc.(a)(b)	242,281	14,001,419
Applied Micro Circuits Corp.(a)(b)	166,830	885,867
Cabot Microelectronics Corp.(a)(b)	162,269	6,286,301
Cascade Microtech Inc.(a)	83,657	1,182,910
Cavium Inc.(a)(b)	426,309	26,162,583
CEVA Inc.(a)(b)	77,509	1,439,342
Cirrus Logic Inc.(a)(b)	488,940	15,406,500
Entegris Inc.(a)(b)	629,884	8,308,170
Exar Corp.(a)(b)	54,585	324,781
FormFactor Inc.(a)(b)	207,162	1,404,558
Inphi Corp.(a)(b)	294,632	7,082,953
Integrated Device Technology Inc.(a)(b)	1,143,660	23,216,298
Lattice Semiconductor Corp.(a)(b)	221,782	853,861
M/A-COM Technology Solutions Holdings Inc.(a)(b)	180,443	5,231,043
Mattson Technology Inc.(a)(b)	576,737	1,343,797
MaxLinear Inc. Class A(a)(b)	399,249	4,966,658
Microsemi Corp.(a)(b)	733,675	24,079,214
Monolithic Power Systems Inc.	304,784	15,604,941
NVE Corp.	17,008	825,568
PDF Solutions Inc.(a)	190,990	1,909,900
PMC-Sierra Inc.(a)	464,618	3,145,464
Power Integrations Inc.	152,006	6,410,093
Rambus Inc.(a)(b)	888,896	10,488,973
Rudolph Technologies Inc.(a)	37,680	469,116
Semtech Corp.(a)	176,642	2,667,294

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Growth ETF

September 30, 2015

Silicon Laboratories Inc.(a)(b)	233,434	9,696,848
Synaptics Inc.(a)(b)	283,992	23,417,980
Tessera Technologies Inc.	249,995	8,102,338
Xcerra Corp.(a)(b)	182,983	1,149,133

		234,235,321
SOFTWARE - 7.92%
A10 Networks Inc.(a)(b)	261,287	1,565,109
ACI Worldwide Inc.(a)(b)	900,145	19,011,062
American Software Inc./GA Class A	32,741	308,420
Aspen Technology Inc.(a)(b)	658,157	24,950,732
AVG Technologies NV(a)(b)	315,016	6,851,598
Barracuda Networks Inc.(a)(b)	63,487	989,127
Blackbaud Inc.	361,376	20,280,421
Bottomline Technologies de Inc.(a)(b)	266,204	6,657,762
BroadSoft Inc.(a)	225,601	6,759,006
Callidus Software Inc.(a)(b)	425,560	7,230,264
Code Rebel Corp.(a)(b)	8,381	59,673
CommVault Systems Inc.(a)	348,973	11,851,123
Digimarc Corp.(a)(b)	54,333	1,659,873
Digital Turbine Inc.(a)(b)	347,489	628,955
Ebix Inc.(b)	205,972	5,141,061
Ellie Mae Inc.(a)(b)	226,781	15,096,811
Epiq Systems Inc.	93,984	1,214,273
ePlus Inc.(a)	2,967	234,601
Fair Isaac Corp.	239,405	20,229,722
FleetMatics Group PLC(a)	294,177	14,441,149
Gigamon Inc.(a)(b)	212,470	4,251,525
Globant SA(a)(b)	117,547	3,595,763
Glu Mobile Inc.(a)(b)	481,593	2,104,561
Guidance Software Inc.(a)(b)	149,134	897,787
Guidewire Software Inc.(a)(b)	540,768	28,433,581
HubSpot Inc.(a)(b)	144,988	6,723,094
Imperva Inc.(a)(b)	204,245	13,373,963
Infoblox Inc.(a)(b)	438,488	7,007,038
Interactive Intelligence Group Inc.(a)(b)	134,998	4,010,791
Jive Software Inc.(a)(b)	359,499	1,678,860
Manhattan Associates Inc.(a)(b)	568,579	35,422,472
MicroStrategy Inc. Class A(a)(b)	71,572	14,061,751
MobileIron Inc.(a)(b)	299,602	928,766
Model N Inc.(a)	161,222	1,613,832
Monotype Imaging Holdings Inc.	310,397	6,772,862
Park City Group Inc.(a)(b)	76,589	809,546
Paycom Software Inc.(a)(b)	244,383	8,775,793
Paylocity Holding Corp.(a)(b)	118,933	3,566,801
Pegasystems Inc.	277,398	6,826,765
Proofpoint Inc.(a)(b)	303,962	18,334,988
PROS Holdings Inc.(a)(b)	183,629	4,065,546
QAD Inc. Class A	20,443	523,341
Qlik Technologies Inc.(a)(b)	703,976	25,659,925
Qualys Inc.(a)(b)	191,040	5,436,998
Rapid7 Inc.(a)	47,577	1,082,186
RealPage Inc.(a)(b)	409,110	6,799,408
RingCentral Inc. Class A(a)	411,999	7,477,782
Rubicon Project Inc. (The)(a)(b)	197,724	2,872,930
Sapiens International Corp. NV	143,471	1,652,786
Silver Spring Networks Inc.(a)(b)	264,003	3,400,359
Synchronoss Technologies Inc.(a)(b)	299,166	9,812,645
Take-Two Interactive Software Inc.(a)	337,385	9,693,071
Tangoe Inc.(a)(b)	304,928	2,195,482
TiVo Inc.(a)(b)	746,501	6,464,699
TubeMogul Inc.(a)(b)	119,654	1,258,760

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Growth ETF

September 30, 2015

Tyler Technologies Inc.(a)(b)	259,476	38,742,362
Varonis Systems Inc.(a)(b)	69,057	1,075,908
VASCO Data Security International Inc.(a)(b)	228,150	3,887,676
Verint Systems Inc.(a)(b)	446,709	19,275,493
VirnetX Holding Corp.(a)(b)	351,085	1,249,863
Workiva Inc.(a)(b)	56,582	859,481
Xura Inc.(b)	175,152	3,919,902
Yodlee Inc.(a)(b)	140,078	2,259,458
Zendesk Inc.(a)(b)	416,590	8,210,989
Zix Corp.(a)	442,181	1,861,582

		504,089,913
SPECIALTY RETAIL - 3.69%
America’s Car-Mart Inc./TX(a)(b)	11,679	386,458
American Eagle Outfitters Inc.	1,333,347	20,840,214
Asbury Automotive Group Inc.(a)(b)	210,120	17,051,238
Ascena Retail Group Inc.(a)	241,475	3,358,917
Boot Barn Holdings Inc.(a)(b)	92,021	1,695,947
Buckle Inc. (The)(b)	219,333	8,108,741
Build-A-Bear Workshop Inc.(a)	7,211	136,216
Caleres Inc.	29,975	915,137
Cato Corp. (The) Class A	35,291	1,200,953
Chico’s FAS Inc.	1,100,472	17,310,425
Children’s Place Inc. (The)	41,438	2,389,729
Citi Trends Inc.	6,971	162,982
Container Store Group Inc. (The)(a)(b)	120,627	1,698,428
Destination XL Group Inc.(a)(b)	59,679	346,735
Express Inc.(a)(b)	585,967	10,471,230
Finish Line Inc. (The) Class A	99,290	1,916,297
Five Below Inc.(a)(b)	420,167	14,109,208
Francesca’s Holdings Corp.(a)	326,481	3,992,863
Group 1 Automotive Inc.	37,893	3,226,589
Hibbett Sports Inc.(a)(b)	193,221	6,764,667
Kirkland’s Inc.(b)	133,239	2,869,968
Lithia Motors Inc. Class A	175,587	18,982,711
MarineMax Inc.(a)(b)	101,317	1,431,609
Mattress Firm Holding Corp.(a)(b)	158,863	6,634,119
Men’s Wearhouse Inc. (The)	372,620	15,843,802
Monro Muffler Brake Inc.	245,450	16,580,148
Outerwall Inc.(b)	143,080	8,145,544
Party City Holdco Inc.(a)	193,430	3,089,077
Pier 1 Imports Inc.(b)	698,467	4,819,422
Restoration Hardware Holdings Inc.(a)(b)	257,372	24,015,381
Select Comfort Corp.(a)(b)	404,407	8,848,425
Sportsman’s Warehouse Holdings Inc.(a)	56,305	693,678
Tile Shop Holdings Inc.(a)(b)	208,043	2,492,355
Vitamin Shoppe Inc.(a)	13,707	447,397
Winmark Corp.	17,109	1,760,858
Zumiez Inc.(a)(b)	124,518	1,946,216

		234,683,684
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 1.04%
Avid Technology Inc.(a)(b)	157,541	1,254,026
Cray Inc.(a)(b)	316,205	6,264,021
Diebold Inc.	499,883	14,881,517
Dot Hill Systems Corp.(a)(b)	473,828	4,610,346
Eastman Kodak Co.(a)(b)	135,151	2,111,059
Electronics For Imaging Inc.(a)	361,561	15,648,360
Immersion Corp.(a)(b)	214,761	2,411,766
Nimble Storage Inc.(a)(b)	392,522	9,467,631
Silicon Graphics International Corp.(a)(b)	271,395	1,066,582

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Growth ETF

September 30, 2015

Super Micro Computer Inc.(a)(b)	283,907	7,739,305
Violin Memory Inc.(a)(b)	700,082	966,113

		66,420,726
TEXTILES, APPAREL & LUXURY GOODS - 1.55%
Cherokee Inc.	59,461	922,835
Columbia Sportswear Co.	153,804	9,042,137
Crocs Inc.(a)(b)	456,998	5,906,699
Culp Inc.	79,530	2,550,527
Deckers Outdoor Corp.(a)(b)	144,153	8,369,523
G-III Apparel Group Ltd.(a)(b)	307,508	18,960,943
Oxford Industries Inc.	113,221	8,364,768
Sequential Brands Group Inc.(a)(b)	155,043	2,243,472
Steven Madden Ltd.(a)(b)	434,012	15,893,519
Superior Uniform Group Inc.	57,370	1,028,644
Tumi Holdings Inc.(a)(b)	434,642	7,658,392
Unifi Inc.(a)	6,749	201,188
Vince Holding Corp.(a)	118,699	407,138
Wolverine World Wide Inc.	795,905	17,223,384

		98,773,169
THRIFTS & MORTGAGE FINANCE - 0.75%
BofI Holding Inc.(a)(b)	118,397	15,253,086
Essent Group Ltd.(a)	430,094	10,687,836
HomeStreet Inc.(a)	52,921	1,222,475
IMPAC Mortgage Holdings Inc.(a)(b)	60,792	993,949
LendingTree Inc.(a)(b)	45,216	4,206,444
Meridian Bancorp Inc.	61,672	843,056
MGIC Investment Corp.(a)(b)	1,176,099	10,890,677
Stonegate Mortgage Corp.(a)	22,260	158,269
United Financial Bancorp Inc.	70,642	921,878
Walker & Dunlop Inc.(a)(b)	100,465	2,620,127

		47,797,797
TOBACCO - 0.23%
Vector Group Ltd.(b)	661,398	14,954,209

		14,954,209
TRADING COMPANIES & DISTRIBUTORS - 0.29%
Applied Industrial Technologies Inc.	122,298	4,665,669
Beacon Roofing Supply Inc.(a)	94,197	3,060,460
DXP Enterprises Inc.(a)(b)	29,323	799,931
H&E Equipment Services Inc.	240,008	4,012,934
Kaman Corp.	17,158	615,114
Lawson Products Inc./DE(a)	32,054	693,969
Neff Corp.(a)	29,778	166,459
Stock Building Supply Holdings Inc.(a)(b)	114,847	2,022,456
Univar Inc.(a)	149,396	2,710,940

		18,747,932
WATER UTILITIES - 0.02%
American States Water Co.	24,508	1,014,631
York Water Co. (The)	8,594	180,646

		1,195,277

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Growth ETF

September 30, 2015

WIRELESS TELECOMMUNICATION SERVICES - 0.13%
Boingo Wireless Inc.(a)(b)	154,209	1,276,851
Leap Wireless International Inc.	88,918	224,073
Shenandoah Telecommunications Co.	160,575	6,874,216

		8,375,140

TOTAL COMMON STOCKS (Cost: $7,112,603,625)		6,358,465,900
WARRANTS - 0.00%
OIL, GAS & CONSUMABLE FUELS - 0.00%
Magnum Hunter Resources Corp. (Expires 04/15/16)(a)(b)	39,666	—

		—

TOTAL WARRANTS (Cost: $0)		—
SHORT-TERM INVESTMENTS - 25.26%
MONEY MARKET FUNDS - 25.26%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.19%(c)(d)(e)	1,511,196,526	1,511,196,526
BlackRock Cash Funds: Prime, SL Agency Shares 0.19%(c)(d)(e)	82,834,113	82,834,113
BlackRock Cash Funds: Treasury, SL Agency Shares 0.01%(c)(d)	13,827,538	13,827,538

		1,607,858,177

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,607,858,177)		1,607,858,177

TOTAL INVESTMENTS IN SECURITIES - 125.14% (Cost: $8,720,461,802)		7,966,324,077
Other Assets, Less Liabilities - (25.14)%		(1,600,233,713)

NET ASSETS - 100.00%		$6,366,090,364

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 1.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of September 30, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
Russell 2000 Mini	45	Dec. 2015	ICE Markets Equity	$4,931,550	$(205,529)

See notes to financial statements.

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Value ETF

September 30, 2015

Security	Shares	Value
COMMON STOCKS - 99.68%
AEROSPACE & DEFENSE - 2.03%
AAR Corp.	238,167	$4,518,028
Aerojet Rocketdyne Holdings Inc.(a)(b)	221,005	3,575,861
Aerovironment Inc.(a)(b)	131,814	2,641,553
American Science & Engineering Inc.	49,539	1,761,607
Cubic Corp.	144,348	6,053,955
Curtiss-Wright Corp.	298,174	18,612,021
DigitalGlobe Inc.(a)(b)	483,871	9,203,226
Ducommun Inc.(a)	74,362	1,492,445
Engility Holdings Inc.	118,860	3,064,211
Esterline Technologies Corp.(a)	196,579	14,132,064
Keyw Holding Corp. (The)(a)(b)	222,081	1,365,798
KLX Inc.(a)(b)	350,231	12,517,256
Kratos Defense & Security Solutions Inc.(a)(b)	299,868	1,265,443
Moog Inc. Class A(a)(b)	234,566	12,682,984
National Presto Industries Inc.	32,141	2,708,201
Sparton Corp.(a)(b)	28,180	603,052
Teledyne Technologies Inc.(a)(b)	174,716	15,776,855
Vectrus Inc.(a)	4,981	109,781

		112,084,341
AIR FREIGHT & LOGISTICS - 0.26%
Air Transport Services Group Inc.(a)(b)	349,792	2,990,721
Atlas Air Worldwide Holdings Inc.(a)(b)	167,411	5,785,724
Hub Group Inc. Class A(a)(b)	21,443	780,740
Radiant Logistics Inc.(a)(b)	12,661	56,468
UTi Worldwide Inc.(a)	621,487	2,852,625
XPO Logistics Inc.(a)(b)	83,425	1,988,018

		14,454,296
AIRLINES - 0.15%
Republic Airways Holdings Inc.(a)(b)	336,943	1,947,531
SkyWest Inc.	342,564	5,713,967
Virgin America Inc.(a)(b)	10,696	366,124

		8,027,622
AUTO COMPONENTS - 0.87%
Cooper Tire & Rubber Co.	339,634	13,418,939
Cooper-Standard Holding Inc.(a)(b)	83,657	4,852,106
Dana Holding Corp.	511,508	8,122,747
Federal-Mogul Holdings Corp.(a)(b)	201,064	1,373,267
Horizon Global Corp.(a)(b)	112,390	991,280
Metaldyne Performance Group Inc.	34,257	719,740
Modine Manufacturing Co.(a)	319,826	2,517,031
Motorcar Parts of America Inc.(a)(b)	9,628	301,742
Remy International Inc.	189,602	5,545,858
Standard Motor Products Inc.	132,873	4,634,610
Strattec Security Corp.	20,074	1,265,866
Superior Industries International Inc.	155,336	2,901,676
Tower International Inc.(a)	63,438	1,507,287

		48,152,149

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Value ETF

September 30, 2015

AUTOMOBILES - 0.01%
Winnebago Industries Inc.	17,287	331,046

		331,046
BANKS - 17.14%
1st Source Corp.	108,476	3,341,061
Access National Corp.	49,412	1,006,522
American National Bankshares Inc.	57,837	1,356,278
Ameris Bancorp	213,341	6,133,554
Ames National Corp.	62,688	1,437,436
Arrow Financial Corp.	74,277	1,983,196
Banc of California Inc.	239,962	2,944,334
BancFirst Corp.	48,308	3,048,235
Banco Latinoamericano de Comercio Exterior SA Class E	198,871	4,603,864
Bancorp Inc. (The)(a)	223,447	1,702,666
BancorpSouth Inc.	643,042	15,285,108
Bank of Marin Bancorp	39,574	1,899,156
Banner Corp.	139,032	6,641,559
Bar Harbor Bankshares	40,332	1,290,221
BBCN Bancorp Inc.	527,263	7,919,490
Berkshire Hills Bancorp Inc.	195,482	5,383,574
Blue Hills Bancorp Inc.	185,886	2,574,521
BNC Bancorp.	162,695	3,616,710
Boston Private Financial Holdings Inc.	550,072	6,435,842
Bridge Bancorp Inc.	98,893	2,641,432
Bryn Mawr Bank Corp.	118,803	3,691,209
C1 Financial Inc.(a)(b)	40,760	776,478
Camden National Corp.	49,319	1,992,488
Capital Bank Financial Corp. Class A(a)(b)	149,045	4,505,630
Capital City Bank Group Inc.	71,280	1,063,498
Cardinal Financial Corp.	199,604	4,592,888
Cascade Bancorp(a)	204,800	1,107,968
Cathay General Bancorp	532,090	15,941,416
CenterState Banks Inc.	303,054	4,454,894
Central Pacific Financial Corp.	153,515	3,219,210
Century Bancorp Inc./MA Class A	23,027	938,581
Chemical Financial Corp.	223,421	7,227,669
Citizens & Northern Corp.	80,852	1,578,231
City Holding Co.	100,885	4,973,630
CNB Financial Corp./PA	95,462	1,734,545
CoBiz Financial Inc.	240,600	3,130,206
Columbia Banking System Inc.	384,903	12,012,823
Community Bank System Inc.	270,196	10,043,185
Community Trust Bancorp Inc.	103,757	3,684,411
CommunityOne Bancorp(a)	85,103	925,070
ConnectOne Bancorp Inc.	199,305	3,846,586
CU Bancorp(a)(b)	112,512	2,527,020
Customers Bancorp Inc.(a)(b)	177,139	4,552,472
CVB Financial Corp.	708,893	11,838,513
Eagle Bancorp Inc.(a)(b)	48,590	2,210,845
Enterprise Bancorp Inc./MA	50,545	1,059,929
Enterprise Financial Services Corp.	132,130	3,325,712
Farmers Capital Bank Corp.(a)	50,596	1,257,311
FCB Financial Holdings Inc. Class A(a)	186,269	6,076,095
Fidelity Southern Corp.	117,377	2,481,350
Financial Institutions Inc.	93,923	2,327,412
First Bancorp Inc./ME	72,502	1,384,788
First BanCorp/Puerto Rico(a)	775,177	2,759,630
First Bancorp/Southern Pines NC	130,840	2,224,280
First Busey Corp.	159,809	3,175,405
First Business Financial Services Inc.	59,989	1,410,941

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Value ETF

September 30, 2015

First Citizens BancShares Inc./NC Class A	51,402	11,616,852
First Commonwealth Financial Corp.	589,345	5,357,146
First Community Bancshares Inc./VA	111,741	2,000,164
First Connecticut Bancorp Inc./Farmington CT	106,286	1,713,330
First Financial Bancorp	408,884	7,801,507
First Financial Bankshares Inc.(b)	178,409	5,669,838
First Financial Corp./IN	73,252	2,369,702
First Interstate BancSystem Inc.	132,117	3,678,137
First Merchants Corp.	250,466	6,567,219
First Midwest Bancorp Inc./IL	516,788	9,064,461
First NBC Bank Holding Co.(a)	101,088	3,542,124
First of Long Island Corp. (The)	81,088	2,191,809
FirstMerit Corp.	1,103,088	19,491,565
Flushing Financial Corp.	194,797	3,899,836
FNB Corp./PA	1,163,595	15,068,555
Franklin Financial Network Inc.(a)(b)	37,228	832,046
Fulton Financial Corp.	1,173,145	14,195,054
German American Bancorp Inc.	87,856	2,571,545
Glacier Bancorp Inc.	503,555	13,288,816
Great Southern Bancorp Inc.	69,497	3,009,220
Great Western Bancorp Inc.	275,353	6,985,706
Green Bancorp Inc.(a)	69,158	792,551
Guaranty Bancorp	98,222	1,617,716
Hampton Roads Bankshares Inc.(a)(b)	245,132	465,751
Hancock Holding Co.	517,471	13,997,591
Hanmi Financial Corp.	211,596	5,332,219
Heartland Financial USA Inc.	118,787	4,310,780
Heritage Commerce Corp.	161,336	1,829,550
Heritage Financial Corp./WA	200,459	3,772,638
Heritage Oaks Bancorp	161,597	1,286,312
Hilltop Holdings Inc.(a)(b)	324,366	6,425,690
Home BancShares Inc./AR	69,260	2,805,030
HomeTrust Bancshares Inc.(a)	128,647	2,386,402
Horizon Bancorp/IN	75,900	1,802,625
IBERIABANK Corp.	253,466	14,754,256
Independent Bank Corp./MI	150,287	2,218,236
Independent Bank Corp./Rockland MA	173,262	7,987,378
Independent Bank Group Inc.	64,860	2,492,570
International Bancshares Corp.	362,020	9,061,361
Investors Bancorp Inc.	2,316,231	28,582,291
Lakeland Bancorp Inc.	251,232	2,791,188
Lakeland Financial Corp.	110,089	4,970,518
LegacyTexas Financial Group Inc.	316,796	9,655,942
Live Oak Bancshares Inc.	31,875	625,897
MainSource Financial Group Inc.	146,206	2,976,754
MB Financial Inc.	498,734	16,278,678
Mercantile Bank Corp.	111,982	2,326,986
Merchants Bancshares Inc./VT	32,977	969,524
Metro Bancorp Inc.	78,559	2,308,849
MidWestOne Financial Group Inc.	52,959	1,549,580
National Bank Holdings Corp. Class A(b)	231,279	4,748,158
National Bankshares Inc.	46,080	1,433,549
National Commerce Corp.(a)(b)	41,097	985,506
National Penn Bancshares Inc.	932,069	10,951,811
NBT Bancorp Inc.	291,993	7,866,291
NewBridge Bancorp	239,761	2,045,161
OFG Bancorp	295,448	2,579,261
Old National Bancorp/IN	775,216	10,798,759
Old Second Bancorp Inc.(a)	188,660	1,175,352
Opus Bank	69,735	2,666,666
Pacific Continental Corp.	129,339	1,721,502
Pacific Premier Bancorp Inc.(a)	142,596	2,897,551
Park National Corp.	86,519	7,805,744

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Value ETF

September 30, 2015

Park Sterling Corp.	298,271	2,028,243
Peapack Gladstone Financial Corp.	102,653	2,173,164
Penns Woods Bancorp Inc.	31,725	1,298,187
People’s Utah Bancorp.	19,085	311,200
Peoples Bancorp Inc./OH	122,872	2,554,509
Peoples Financial Services Corp.	50,033	1,747,653
Pinnacle Financial Partners Inc.	221,731	10,955,729
Preferred Bank/Los Angeles CA	77,391	2,445,556
PrivateBancorp Inc.	521,454	19,987,332
Prosperity Bancshares Inc.	465,658	22,868,464
QCR Holdings Inc.	78,543	1,717,735
Renasant Corp.	248,925	8,177,186
Republic Bancorp Inc./KY Class A	65,851	1,616,642
S&T Bancorp Inc.	230,843	7,530,099
Sandy Spring Bancorp Inc.	163,448	4,279,069
Seacoast Banking Corp. of Florida(a)	159,397	2,339,948
ServisFirst Bancshares Inc.	148,351	6,161,017
Sierra Bancorp	78,259	1,249,014
Simmons First National Corp. Class A	198,618	9,519,761
South State Corp.	151,664	11,658,412
Southside Bancshares Inc.	167,693	4,619,942
Southwest Bancorp Inc.	126,147	2,070,072
Square 1 Financial Inc.(a)	74,537	1,913,737
State Bank Financial Corp.	236,957	4,900,271
Sterling Bancorp/DE	795,986	11,836,312
Stock Yards Bancorp Inc.	98,126	3,566,880
Stonegate Bank	74,613	2,373,440
Suffolk Bancorp	77,754	2,124,239
Sun Bancorp Inc./NJ(a)	64,918	1,245,776
Talmer Bancorp Inc. Class A	339,552	5,653,541
Texas Capital Bancshares Inc.(a)(b)	282,270	14,796,593
Tompkins Financial Corp.	99,209	5,293,792
TowneBank/Portsmouth VA	302,082	5,694,246
TriCo Bancshares	150,599	3,700,217
Tristate Capital Holdings Inc.(a)(b)	141,000	1,758,270
Triumph Bancorp Inc.(a)	100,439	1,687,375
Trustmark Corp.	447,635	10,371,703
UMB Financial Corp.	262,487	13,336,964
Umpqua Holdings Corp.	1,463,754	23,859,190
Union Bankshares Corp.	298,983	7,175,592
United Bankshares Inc./WV	462,101	17,555,217
United Community Banks Inc./GA	353,227	7,219,960
Univest Corp. of Pennsylvania	131,646	2,530,236
Valley National Bancorp	1,549,218	15,244,305
Washington Trust Bancorp Inc.	98,218	3,776,482
Webster Financial Corp.	603,616	21,506,838
WesBanco Inc.	255,746	8,043,212
West Bancorp. Inc.	106,312	1,993,350
Westamerica Bancorp.(b)	169,218	7,520,048
Western Alliance Bancorp(a)	279,011	8,568,428
Wilshire Bancorp Inc.	467,240	4,910,692
Wintrust Financial Corp.	315,817	16,874,102
Yadkin Financial Corp.	168,166	3,613,887

		944,215,713
BEVERAGES - 0.02%
Coca-Cola Bottling Co. Consolidated	2,488	481,130
Craft Brew Alliance Inc.(a)(b)	47,319	377,132
National Beverage Corp.(a)	5,111	157,061

		1,015,323

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Value ETF

September 30, 2015

BIOTECHNOLOGY - 0.54%
ACADIA Pharmaceuticals Inc.(a)(b)	40,659	1,344,593
Acorda Therapeutics Inc.(a)(b)	25,699	681,281
Adamas Pharmaceuticals Inc.(a)(b)	69,846	1,169,222
Agenus Inc.(a)(b)	102,755	472,673
Aimmune Therapeutics Inc.(a)	7,683	194,503
Akebia Therapeutics Inc.(a)(b)	164,322	1,587,351
Array BioPharma Inc.(a)(b)	172,047	784,534
Arrowhead Research Corp.(a)(b)	181,360	1,044,634
Axovant Sciences Ltd.(a)	9,768	126,164
BioCryst Pharmaceuticals Inc.(a)(b)	93,744	1,068,682
Calithera Biosciences Inc.(a)(b)	76,516	415,482
Catabasis Pharmaceuticals Inc.	3,108	25,131
Celldex Therapeutics Inc.(a)(b)	60,046	632,885
Chiasma Inc.(a)	5,054	100,453
Cytokinetics Inc.(a)	111,063	743,011
Emergent BioSolutions Inc.(a)(b)	59,134	1,684,728
Geron Corp.(a)(b)	57,620	159,031
Global Blood Therapeutics Inc.(a)	4,761	200,705
Idera Pharmaceuticals Inc.(a)(b)	60,503	202,685
Ignyta Inc.(a)	58,003	509,266
Immunomedics Inc.(a)(b)	52,155	89,707
Inovio Pharmaceuticals Inc.(a)(b)	48,708	281,532
Lexicon Pharmaceuticals Inc.(a)(b)	168,431	1,808,949
Loxo Oncology Inc.(a)(b)	52,858	923,958
Merrimack Pharmaceuticals Inc.(a)(b)	40,819	347,370
NantKwest Inc.(a)	4,589	52,572
Natera Inc.(a)	6,906	74,903
Navidea Biopharmaceuticals Inc.(a)(b)	204,520	466,306
Nivalis Therapeutics Inc.(a)	3,466	44,940
Ocata Therapeutics Inc.(a)(b)	35,273	147,441
Osiris Therapeutics Inc.(a)(b)	12,039	222,360
PDL BioPharma Inc.	1,093,009	5,497,835
Peregrine Pharmaceuticals Inc.(a)(b)	88,092	89,854
Rigel Pharmaceuticals Inc.(a)	130,303	321,848
Seres Therapeutics Inc.(a)	5,917	175,356
Spectrum Pharmaceuticals Inc.(a)(b)	325,059	1,943,853
Stemline Therapeutics Inc.(a)(b)	88,415	780,704
Threshold Pharmaceuticals Inc.(a)(b)	20,856	84,884
Tokai Pharmaceuticals Inc.(a)(b)	39,181	405,523
Vanda Pharmaceuticals Inc.(a)(b)	57,581	649,514
Verastem Inc.(a)(b)	187,036	334,794
Versartis Inc.(a)(b)	138,427	1,596,063
vTv Therapeutics Inc. Class A(a)	4,243	27,647
XOMA Corp.(a)(b)	102,710	77,207

		29,592,134
BUILDING PRODUCTS - 0.48%
Gibraltar Industries Inc.(a)	204,754	3,757,236
Griffon Corp.	172,284	2,716,919
Insteel Industries Inc.	10,316	165,881
Quanex Building Products Corp.	205,710	3,737,751
Simpson Manufacturing Co. Inc.	256,178	8,579,401
Universal Forest Products Inc.	133,298	7,688,628

		26,645,816
CAPITAL MARKETS - 1.07%
Arlington Asset Investment Corp. Class A(b)	146,204	2,054,166
Calamos Asset Management Inc. Class A	122,933	1,165,405
CIFC Corp.	40,734	291,248

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Value ETF

September 30, 2015

Cowen Group Inc. Class A(a)(b)	696,481	3,175,953
Houlihan Lokey Inc.(a)	53,325	1,162,272
INTL FCStone Inc.(a)	73,757	1,821,060
Investment Technology Group Inc.	197,145	2,629,914
Janus Capital Group Inc.	896,367	12,190,591
KCG Holdings Inc. Class A(a)(b)	201,985	2,215,776
Ladenburg Thalmann Financial Services Inc.(a)(b)	631,245	1,331,927
Moelis & Co. Class A	13,519	355,009
Oppenheimer Holdings Inc. Class A	68,674	1,374,167
Piper Jaffray Companies(a)	101,012	3,653,604
RCS Capital Corp. Class A(a)(b)	330,045	267,336
Safeguard Scientifics Inc.(a)(b)	137,252	2,132,896
Stifel Financial Corp.(a)(b)	451,037	18,988,658
Virtus Investment Partners Inc.	43,070	4,328,535

		59,138,517
CHEMICALS - 1.27%
A Schulman Inc.	19,976	648,621
American Vanguard Corp.	169,666	1,961,339
Axiall Corp.	468,401	7,349,212
Calgon Carbon Corp.	189,865	2,958,097
Chase Corp.	5,104	201,046
Flotek Industries Inc.(a)(b)	357,606	5,972,020
FutureFuel Corp.	163,698	1,617,336
Hawkins Inc.	57,556	2,215,906
Innophos Holdings Inc.	131,000	5,192,840
Innospec Inc.	161,492	7,510,993
Intrepid Potash Inc.(a)(b)	372,282	2,062,442
Kraton Performance Polymers Inc.(a)	206,718	3,700,252
Kronos Worldwide Inc.	140,980	875,486
LSB Industries Inc.(a)(b)	82,562	1,264,850
Minerals Technologies Inc.	14,285	687,966
Olin Corp.(b)	104,282	1,752,980
OM Group Inc.	201,157	6,616,054
OMNOVA Solutions Inc.(a)	130,120	720,865
Quaker Chemical Corp.	25,371	1,955,597
Rayonier Advanced Materials Inc.	271,120	1,659,254
Sensient Technologies Corp.	109,832	6,732,702
Stepan Co.	65,194	2,712,722
Tredegar Corp.	129,703	1,696,515
Tronox Ltd. Class A	428,938	1,874,459
Valhi Inc.	66,814	126,278

		70,065,832
COMMERCIAL SERVICES & SUPPLIES - 2.02%
ABM Industries Inc.	373,599	10,202,989
ACCO Brands Corp.(a)(b)	727,367	5,142,485
Brady Corp. Class A	320,117	6,293,500
Casella Waste Systems Inc. Class A(a)	222,351	1,289,636
CECO Environmental Corp.	154,596	1,266,141
Civeo Corp.	728,333	1,077,933
Deluxe Corp.	150,831	8,407,320
Ennis Inc.	171,084	2,970,018
Essendant Inc.	256,214	8,309,020
G&K Services Inc. Class A	36,444	2,427,899
Heritage-Crystal Clean Inc.(a)(b)	77,988	800,937
InnerWorkings Inc.(a)(b)	148,643	929,019
Kimball International Inc. Class B	147,035	1,390,951
Matthews International Corp. Class A	208,875	10,228,609
McGrath RentCorp	173,382	4,627,566
Mobile Mini Inc.	277,164	8,533,879

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Value ETF

September 30, 2015

MSA Safety Inc.	70,003	2,798,020
NL Industries Inc.(a)	48,785	145,867
Quad/Graphics Inc.	190,426	2,304,155
SP Plus Corp.(a)(b)	7,137	165,221
Tetra Tech Inc.	399,348	9,708,150
TRC Companies Inc.(a)(b)	115,991	1,372,173
UniFirst Corp./MA	98,458	10,516,299
Viad Corp.	132,995	3,855,525
West Corp.	300,292	6,726,541

		111,489,853
COMMUNICATIONS EQUIPMENT - 1.19%
ADTRAN Inc.	332,805	4,858,953
Applied Optoelectronics Inc.(a)(b)	19,743	370,774
Bel Fuse Inc. Class B	68,642	1,334,401
Black Box Corp.	101,829	1,500,959
Calix Inc.(a)(b)	295,774	2,304,079
Comtech Telecommunications Corp.	109,597	2,258,794
Digi International Inc.(a)	163,444	1,927,005
EMCORE Corp.(a)(b)	134,899	917,313
Extreme Networks Inc.(a)	618,668	2,078,725
Finisar Corp.(a)(b)	688,385	7,661,725
Harmonic Inc.(a)	492,919	2,858,930
InterDigital Inc./PA	25,080	1,269,048
Ixia(a)(b)	41,009	594,220
KVH Industries Inc.(a)(b)	21,042	210,420
NETGEAR Inc.(a)	214,254	6,249,789
NetScout Systems Inc.(a)	294,381	10,412,256
Novatel Wireless Inc.(a)(b)	36,880	81,505
Oclaro Inc.(a)(b)	642,348	1,477,400
Polycom Inc.(a)(b)	897,566	9,406,492
ShoreTel Inc.(a)(b)	339,881	2,538,911
Sonus Networks Inc.(a)(b)	330,968	1,893,137
Ubiquiti Networks Inc.(b)	13,364	452,906
ViaSat Inc.(a)(b)	42,596	2,738,497

		65,396,239
CONSTRUCTION & ENGINEERING - 0.95%
Aegion Corp.(a)	242,520	3,996,730
Ameren Inc. Class A(a)	132,985	781,952
Argan Inc.	10,039	348,153
Comfort Systems USA Inc.	14,828	404,211
EMCOR Group Inc.	417,179	18,460,171
Furmanite Corp.(a)	40,613	246,927
Granite Construction Inc.	263,145	7,807,512
Great Lakes Dredge & Dock Corp.(a)	365,137	1,840,291
HC2 Holdings Inc.(a)(b)	53,003	371,551
MasTec Inc.(a)(b)	444,698	7,039,569
MYR Group Inc.(a)	138,265	3,622,543
Northwest Pipe Co.(a)(b)	63,335	827,155
Orion Marine Group Inc.(a)	185,304	1,108,118
Primoris Services Corp.	83,043	1,487,300
Tutor Perini Corp.(a)(b)	252,727	4,159,886

		52,502,069
CONSTRUCTION MATERIALS - 0.01%
U.S. Lime & Minerals Inc.	12,559	573,318

		573,318

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Value ETF

September 30, 2015

CONSUMER FINANCE - 0.48%
Cash America International Inc.	182,320	5,099,491
Encore Capital Group Inc.(a)(b)	145,013	5,365,481
Enova International Inc.(a)(b)	21,234	217,012
Ezcorp Inc. Class A(a)(b)	343,112	2,117,001
First Cash Financial Services Inc.(a)(b)	14,921	597,735
Green Dot Corp. Class A(a)(b)	305,442	5,375,779
JG Wentworth Co. (The) Class A(a)(b)	98,561	485,906
Nelnet Inc. Class A	158,189	5,474,921
Regional Management Corp.(a)	65,614	1,017,017
World Acceptance Corp.(a)(b)	17,048	457,568

		26,207,911
CONTAINERS & PACKAGING - 0.29%
Berry Plastics Group Inc.(a)	321,550	9,669,009
Greif Inc. Class A	205,273	6,550,261

		16,219,270
DISTRIBUTORS - 0.13%
Core-Mark Holding Co. Inc.	73,776	4,828,639
Fenix Parts Inc.(a)(b)	34,940	233,399
VOXX International Corp.(a)	123,445	915,962
Weyco Group Inc.	41,182	1,113,562

		7,091,562
DIVERSIFIED CONSUMER SERVICES - 1.04%
American Public Education Inc.(a)(b)	114,627	2,688,003
Apollo Education Group Inc.(a)	628,235	6,948,279
Ascent Capital Group Inc. Class A(a)(b)	88,202	2,414,971
Bridgepoint Education Inc.(a)	110,687	843,435
Cambium Learning Group Inc.(a)(b)	92,165	439,627
Career Education Corp.(a)	449,948	1,691,804
Carriage Services Inc.(b)	87,492	1,888,952
Chegg Inc.(a)(b)	309,120	2,228,755
DeVry Education Group Inc.(b)	423,166	11,514,347
Houghton Mifflin Harcourt Co.(a)	847,134	17,205,292
K12 Inc.(a)	225,609	2,806,576
Regis Corp.(a)	270,576	3,544,546
Strayer Education Inc.(a)(b)	43,702	2,402,299
Universal Technical Institute Inc.	140,137	491,881
Weight Watchers International Inc.(a)(b)	15,985	101,984

		57,210,751
DIVERSIFIED FINANCIAL SERVICES - 0.24%
FNFV Group(a)(b)	533,659	6,254,483
GAIN Capital Holdings Inc.	184,092	1,340,190
Marlin Business Services Corp.	60,976	938,421
NewStar Financial Inc.(a)(b)	160,113	1,312,927
PICO Holdings Inc.(a)(b)	152,494	1,476,142
Resource America Inc. Class A	89,748	596,824
Tiptree Financial Inc.(b)	202,065	1,293,216

		13,212,203
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.81%
8x8 Inc.(a)	377,468	3,121,660
Atlantic Tele-Network Inc.	68,377	5,055,112
Cincinnati Bell Inc.(a)	1,396,464	4,356,968

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Value ETF

September 30, 2015

Consolidated Communications Holdings Inc.	117,662	2,267,347
Globalstar Inc.(a)(b)	3,168,632	4,974,752
Hawaiian Telcom Holdco Inc.(a)	71,292	1,481,448
IDT Corp. Class B	95,741	1,369,096
inContact Inc.(a)(b)	43,888	329,599
Inteliquent Inc.	131,268	2,931,214
Intelsat SA(a)(b)	132,392	851,280
Iridium Communications Inc.(a)(b)	544,304	3,347,470
Lumos Networks Corp.	26,256	319,273
ORBCOMM Inc.(a)(b)	403,725	2,252,785
Pacific DataVision Inc.(a)(b)	27,724	828,948
Premiere Global Services Inc.(a)(b)	310,443	4,265,487
Vonage Holdings Corp.(a)(b)	1,101,850	6,478,878
Windstream Holdings Inc.(b)	42,233	259,311

		44,490,628
ELECTRIC UTILITIES - 2.75%
ALLETE Inc.	324,736	16,395,921
Cleco Corp.	402,338	21,420,475
El Paso Electric Co.	267,789	9,859,991
Empire District Electric Co. (The)	288,934	6,365,216
Genie Energy Ltd. Class B	66,029	543,419
IDACORP Inc.	335,002	21,677,979
MGE Energy Inc.	229,932	9,470,899
Otter Tail Corp.	248,520	6,476,431
PNM Resources Inc.	528,282	14,818,310
Portland General Electric Co.	589,492	21,793,519
Spark Energy Inc. Class A	2,491	41,226
UIL Holdings Corp.	376,952	18,949,377
Unitil Corp.	92,588	3,414,646

		151,227,409
ELECTRICAL EQUIPMENT - 0.46%
Encore Wire Corp.	31,049	1,014,371
EnerSys	216,717	11,611,697
Franklin Electric Co. Inc.	23,046	627,543
FuelCell Energy Inc.(a)(b)	1,208,484	887,994
General Cable Corp.	27,561	327,976
LSI Industries Inc.	143,446	1,210,684
Plug Power Inc.(a)(b)	465,593	852,035
Powell Industries Inc.	60,334	1,816,054
PowerSecure International Inc.(a)(b)	122,014	1,405,601
Preformed Line Products Co.	17,648	655,623
Sunrun Inc.(a)	104,837	1,086,740
Thermon Group Holdings Inc.(a)(b)	184,695	3,795,482
Vicor Corp.(a)	13,001	132,610

		25,424,410
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 3.34%
Agilysys Inc.(a)(b)	99,915	1,111,055
Anixter International Inc.(a)	189,563	10,952,950
AVX Corp.	308,115	4,033,225
Benchmark Electronics Inc.(a)	347,219	7,555,485
Checkpoint Systems Inc.	278,839	2,021,583
Coherent Inc.(a)	144,085	7,881,449
Control4 Corp.(a)(b)	140,804	1,148,961
CTS Corp.	219,885	4,070,071
Daktronics Inc.	202,441	1,755,163
DTS Inc./CA(a)(b)	13,820	368,994
Electro Rent Corp.	108,559	1,126,842

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Value ETF

September 30, 2015

Fabrinet(a)(b)	234,923	4,306,139
FARO Technologies Inc.(a)(b)	89,563	3,134,705
GSI Group Inc.(a)(b)	229,699	2,924,068
II-VI Inc.(a)	347,123	5,581,738
Insight Enterprises Inc.(a)	256,782	6,637,815
Itron Inc.(a)(b)	254,886	8,133,412
Kimball Electronics Inc.(a)(b)	195,035	2,326,768
Knowles Corp.(a)(b)	582,483	10,735,162
Littelfuse Inc.	20,364	1,856,179
Mercury Systems Inc.(a)(b)	226,654	3,606,065
Multi-Fineline Electronix Inc.(a)(b)	60,245	1,006,092
Newport Corp.(a)	178,023	2,447,816
OSI Systems Inc.(a)	97,841	7,529,843
Park Electrochemical Corp.	135,150	2,377,289
PC Connection Inc.	72,847	1,510,118
Plexus Corp.(a)(b)	138,475	5,342,366
Rofin-Sinar Technologies Inc.(a)	164,354	4,261,699
Rogers Corp.(a)	84,580	4,497,964
Sanmina Corp.(a)(b)	551,353	11,782,414
ScanSource Inc.(a)	189,603	6,723,322
SYNNEX Corp.	191,163	16,260,325
Tech Data Corp.(a)(b)	243,760	16,697,560
TTM Technologies Inc.(a)	391,268	2,437,600
Vishay Intertechnology Inc.	899,737	8,718,452
Vishay Precision Group Inc.(a)	83,502	967,788

		183,828,477
ENERGY EQUIPMENT & SERVICES - 1.69%
Atwood Oceanics Inc.	430,292	6,372,624
Basic Energy Services Inc.(a)(b)	286,077	944,054
Bristow Group Inc.	232,659	6,086,359
C&J Energy Services Ltd.(a)	377,101	1,327,396
CARBO Ceramics Inc.(b)	130,657	2,481,176
Era Group Inc.(a)	136,446	2,042,597
Exterran Holdings Inc.	459,989	8,279,802
Fairmount Santrol Holdings Inc.(a)(b)	40,691	109,866
Forum Energy Technologies Inc.(a)(b)	395,683	4,831,289
Geospace Technologies Corp.(a)(b)	88,156	1,217,434
Gulfmark Offshore Inc. Class A(b)	169,921	1,038,217
Helix Energy Solutions Group Inc.(a)	712,222	3,411,543
Hornbeck Offshore Services Inc.(a)(b)	216,276	2,926,214
Independence Contract Drilling Inc.(a)(b)	112,740	561,445
ION Geophysical Corp.(a)(b)	772,714	301,358
Key Energy Services Inc.(a)(b)	881,944	414,514
Matrix Service Co.(a)	178,410	4,008,873
McDermott International Inc.(a)(b)	1,580,863	6,797,711
Natural Gas Services Group Inc.(a)	84,402	1,628,959
Newpark Resources Inc.(a)	568,942	2,912,983
Nordic American Offshore Ltd.(a)(b)	128,573	771,438
North Atlantic Drilling Ltd.(b)	495,045	381,185
Oil States International Inc.(a)	343,213	8,968,156
Parker Drilling Co.(a)(b)	810,532	2,131,699
PHI Inc.(a)(b)	77,786	1,468,600

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Value ETF

September 30, 2015

Pioneer Energy Services Corp.(a)(b)	431,077	905,262
SEACOR Holdings Inc.(a)(b)	120,902	7,231,149
Seventy Seven Energy Inc.(a)(b)	377,408	520,823
Tesco Corp.(b)	260,436	1,859,513
TETRA Technologies Inc.(a)	526,533	3,111,810
Tidewater Inc.(b)	313,799	4,123,319
Unit Corp.(a)(b)	336,092	3,784,396

		92,951,764
FOOD & STAPLES RETAILING - 0.66%
Andersons Inc. (The)	189,316	6,448,103
Fairway Group Holdings Corp.(a)(b)	97,296	102,161
Ingles Markets Inc. Class A	64,000	3,061,120
Smart & Final Stores Inc.(a)(b)	162,350	2,550,519
SpartanNash Co.	251,792	6,508,823
SUPERVALU Inc.(a)	1,737,691	12,476,621
United Natural Foods Inc.(a)(b)	26,626	1,291,627
Village Super Market Inc. Class A	48,077	1,135,098
Weis Markets Inc.	73,028	3,048,919

		36,622,991
FOOD PRODUCTS - 2.11%
Alico Inc.	23,925	971,116
Amplify Snack Brands Inc.(a)	41,936	448,967
Arcadia Biosciences Inc.(a)	38,073	116,123
B&G Foods Inc.	19,956	727,396
Boulder Brands Inc.(a)(b)	25,068	205,307
Darling Ingredients Inc.(a)	1,097,598	12,337,001
Dean Foods Co.	337,532	5,576,029
Diamond Foods Inc.(a)	10,016	309,094
Fresh Del Monte Produce Inc.(b)	220,863	8,726,297
John B Sanfilippo & Son Inc.	41,137	2,108,683
Lancaster Colony Corp.	42,772	4,169,415
Landec Corp.(a)	140,399	1,638,456
Omega Protein Corp.(a)(b)	143,962	2,443,035
Post Holdings Inc.(a)(b)	409,175	24,182,242
Sanderson Farms Inc.(b)	149,076	10,222,141
Seaboard Corp.(a)(b)	1,603	4,935,637
Seneca Foods Corp. Class A(a)	50,768	1,337,737
Snyder’s-Lance Inc.	323,924	10,925,957
Tootsie Roll Industries Inc.(b)	80,342	2,513,901
TreeHouse Foods Inc.(a)	284,603	22,139,267

		116,033,801
GAS UTILITIES - 2.40%
Chesapeake Utilities Corp.	100,911	5,356,356
Laclede Group Inc. (The)	288,571	15,735,777
New Jersey Resources Corp.	569,812	17,111,454
Northwest Natural Gas Co.	181,305	8,311,021
ONE Gas Inc.	350,394	15,883,360
Piedmont Natural Gas Co. Inc.	524,242	21,006,377
South Jersey Industries Inc.	453,658	11,454,864
Southwest Gas Corp.	311,883	18,189,017
WGL Holdings Inc.	331,037	19,090,904

		132,139,130
HEALTH CARE EQUIPMENT & SUPPLIES - 1.57%
Analogic Corp.	75,062	6,158,087
AngioDynamics Inc.(a)(b)	167,181	2,205,117
Anika Therapeutics Inc.(a)(b)	21,874	696,250

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Value ETF

September 30, 2015

AtriCure Inc.(a)(b)	46,265	1,013,666
Cardiovascular Systems Inc.(a)(b)	11,573	183,316
Cerus Corp.(a)(b)	101,456	460,610
ConforMIS Inc.(a)	11,269	203,473
CONMED Corp.	184,365	8,801,585
CryoLife Inc.	168,989	1,644,263
Cutera Inc.(a)	32,831	429,430
Cynosure Inc. Class A(a)(b)	12,050	361,982
EndoChoice Holdings Inc.(a)	7,145	81,139
Entellus Medical Inc.(a)	5,454	98,281
Exactech Inc.(a)	70,352	1,226,235
Glaukos Corp.(a)	7,511	181,661
Greatbatch Inc.(a)(b)	169,212	9,546,941
Haemonetics Corp.(a)(b)	180,852	5,845,137
Halyard Health Inc.(a)	309,046	8,789,268
ICU Medical Inc.(a)	33,394	3,656,643
Integra LifeSciences Holdings Corp.(a)	105,476	6,281,096
Invacare Corp.	214,558	3,104,654
Invuity Inc.(a)	5,007	70,178
Lantheus Holdings Inc.(a)	13,341	57,313
LeMaitre Vascular Inc.	52,619	641,426
Meridian Bioscience Inc.	45,898	784,856
Merit Medical Systems Inc.(a)	291,707	6,974,714
OraSure Technologies Inc.(a)	344,421	1,529,229
Orthofix International NV(a)(b)	124,260	4,193,775
Oxford Immunotec Global PLC(a)	8,695	117,383
Quidel Corp.(a)(b)	113,830	2,149,110
Rockwell Medical Inc.(a)(b)	35,000	269,850
RTI Surgical Inc.(a)(b)	65,780	373,630
SeaSpine Holdings Corp.(a)(b)	31,636	512,503
SurModics Inc.(a)(b)	69,599	1,520,042
TransEnterix Inc.(a)(b)	264,464	597,689
Unilife Corp.(a)(b)	126,650	124,104
Wright Medical Group Inc.(a)(b)	170,221	3,578,046
Wright Medical Group NV	108,113	2,204,424

		86,667,106
HEALTH CARE PROVIDERS & SERVICES - 1.63%
Aceto Corp.	24,688	677,686
Addus HomeCare Corp.(a)	38,239	1,191,145
Alliance HealthCare Services Inc.(a)(b)	21,872	213,471
Almost Family Inc.(a)(b)	47,626	1,907,421
Amedisys Inc.(a)(b)	38,329	1,455,352
AmSurg Corp.(a)	243,533	18,924,949
BioScrip Inc.(a)(b)	461,510	863,024
Cross Country Healthcare Inc.(a)	81,210	1,105,268
Ensign Group Inc. (The)	12,082	515,056
Five Star Quality Care Inc.(a)	286,362	884,859
Genesis Healthcare Inc.(a)(b)	127,449	781,262
Hanger Inc.(a)(b)	237,787	3,243,415
Healthways Inc.(a)(b)	207,823	2,310,992
IPC Healthcare Inc.(a)	45,621	3,544,295
Kindred Healthcare Inc.	554,373	8,731,375
LHC Group Inc.(a)	80,992	3,626,012
Magellan Health Inc.(a)(b)	182,430	10,112,095
National Healthcare Corp.	66,833	4,069,461
National Research Corp. Class A	8,861	105,800
Owens & Minor Inc.(b)	420,582	13,433,389
PharMerica Corp.(a)	201,017	5,722,954
Select Medical Holdings Corp.	44,723	482,561
Surgical Care Affiliates Inc.(a)(b)	8,224	268,843
Teladoc Inc.(a)	14,424	321,453
Triple-S Management Corp. Class B(a)	163,485	2,911,668
Trupanion Inc.(a)(b)	16,227	122,514
Universal American Corp./NY(a)(b)	332,779	2,276,208

		89,802,528

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Value ETF

September 30, 2015

HEALTH CARE TECHNOLOGY - 0.03%
Evolent Health Inc.(a)	19,756	315,227
MedAssets Inc.(a)(b)	25,826	518,070
Vocera Communications Inc.(a)	61,347	699,969

		1,533,266
HOTELS, RESTAURANTS & LEISURE - 1.14%
Belmond Ltd.(a)(b)	641,080	6,481,319
Biglari Holdings Inc.(a)(b)	11,077	4,051,302
Bob Evans Farms Inc./DE	136,336	5,910,166
Bravo Brio Restaurant Group Inc.(a)	14,358	161,815
Caesars Acquisition Co. Class A(a)(b)	306,444	2,175,752
Caesars Entertainment Corp.(a)(b)	371,402	2,187,558
Carrols Restaurant Group Inc.(a)(b)	35,071	417,345
Cracker Barrel Old Country Store Inc.	8,026	1,182,069
Del Frisco’s Restaurant Group Inc.(a)(b)	147,525	2,049,122
Denny’s Corp.(a)(b)	171,109	1,887,332
DineEquity Inc.	7,523	689,558
Eldorado Resorts Inc.(a)(b)	99,700	899,294
Empire Resorts Inc.(a)(b)	5,862	24,679
Fogo De Chao Inc.(a)	6,229	97,147
International Speedway Corp. Class A	184,746	5,860,143
Intrawest Resorts Holdings Inc.(a)	121,729	1,054,173
Isle of Capri Casinos Inc.(a)	7,465	130,190
J Alexander’s Holdings Inc.	92,174	918,971
Kona Grill Inc.(a)(b)	28,931	455,663
Marcus Corp. (The)	121,714	2,353,949
Marriott Vacations Worldwide Corp.	74,812	5,097,690
Monarch Casino & Resort Inc.(a)	63,686	1,144,437
Morgans Hotel Group Co.(a)	119,863	397,945
Noodles & Co.(a)(b)	21,007	297,459
Penn National Gaming Inc.(a)(b)	496,820	8,336,640
Planet Fitness Inc. Class A(a)	42,680	731,365
Ruby Tuesday Inc.(a)	411,466	2,555,204
Ruth’s Hospitality Group Inc.	77,760	1,262,822
Shake Shack Inc. Class A(a)(b)	5,135	243,399
Sonic Corp.	96,177	2,207,262
Speedway Motorsports Inc.	77,557	1,399,904
Wingstop Inc.(a)	8,234	197,418

		62,859,092
HOUSEHOLD DURABLES - 1.95%
Bassett Furniture Industries Inc.	36,837	1,025,911
Beazer Homes USA Inc.(a)	217,722	2,902,234
Cavco Industries Inc.(a)(b)	13,147	895,179
Century Communities Inc.(a)(b)	94,233	1,870,525
CSS Industries Inc.	61,949	1,631,737
Ethan Allen Interiors Inc.	168,437	4,448,421
Flexsteel Industries Inc.	39,494	1,234,188
Green Brick Partners Inc.(a)(b)	143,605	1,555,242
Helen of Troy Ltd.(a)(b)	111,658	9,971,059
Hooker Furniture Corp.	67,705	1,593,776
Hovnanian Enterprises Inc. Class A(a)(b)	790,895	1,399,884
iRobot Corp.(a)(b)	161,131	4,695,357
KB Home	542,766	7,354,479
La-Z-Boy Inc.	209,724	5,570,270
LGI Homes Inc.(a)(b)	69,376	1,886,333
Libbey Inc.	9,654	314,817
Lifetime Brands Inc.	75,261	1,052,149
M/I Homes Inc.(a)(b)	133,599	3,150,264
MDC Holdings Inc.	168,262	4,405,099
Meritage Homes Corp.(a)(b)	247,004	9,020,586
NACCO Industries Inc. Class A	27,422	1,303,916

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Value ETF

September 30, 2015

New Home Co. Inc. (The)(a)(b)	47,837	619,489
Ryland Group Inc. (The)	201,777	8,238,555
Skullcandy Inc.(a)	96,874	535,713
Standard Pacific Corp.(a)(b)	968,930	7,751,440
Taylor Morrison Home Corp. Class A(a)	216,659	4,042,857
TRI Pointe Group Inc.(a)	1,012,329	13,251,387
Universal Electronics Inc.(a)	17,865	750,866
WCI Communities Inc.(a)(b)	103,355	2,338,924
William Lyon Homes Class A(a)(b)	113,260	2,333,156
ZAGG Inc.(a)(b)	13,868	94,164

		107,237,977
HOUSEHOLD PRODUCTS - 0.17%
Central Garden & Pet Co. Class A(a)(b)	247,822	3,992,413
HRG Group Inc.(a)(b)	288,262	3,381,313
Oil-Dri Corp. of America	33,350	763,715
Orchids Paper Products Co.	45,474	1,186,871

		9,324,312
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 0.94%
Abengoa Yield PLC	326,504	5,403,641
Atlantic Power Corp.	807,945	1,502,778
Dynegy Inc.(a)(b)	852,205	17,615,077
NRG Yield Inc. Class A(b)	229,811	2,562,393
NRG Yield Inc. Class C	416,249	4,832,651
Ormat Technologies Inc.(b)	144,890	4,930,607
Pattern Energy Group Inc.(b)	369,501	7,053,774
Talen Energy Corp.(a)	552,592	5,581,179
TerraForm Global Inc. Class A(a)	225,014	1,497,693
Vivint Solar Inc.(a)(b)	52,057	545,557

		51,525,350
INDUSTRIAL CONGLOMERATES - 0.07%
Raven Industries Inc.(b)	221,188	3,749,137

		3,749,137
INSURANCE - 4.81%
Ambac Financial Group Inc.(a)	265,320	3,839,180
American Equity Investment Life Holding Co.	542,897	12,654,929
AMERISAFE Inc.	125,803	6,256,183
Argo Group International Holdings Ltd.	185,179	10,479,280
Atlas Financial Holdings Inc.(a)	38,613	714,340
Baldwin & Lyons Inc. Class B	62,275	1,351,367
Citizens Inc./TX(a)(b)	328,562	2,437,930
CNO Financial Group Inc.	1,309,267	24,627,312
Crawford & Co. Class B	131,567	738,091
Donegal Group Inc. Class A	58,176	817,955
EMC Insurance Group Inc.	54,006	1,253,479
Employers Holdings Inc.	83,731	1,866,364
Enstar Group Ltd.(a)	60,203	9,030,450
FBL Financial Group Inc. Class A	63,727	3,920,485
Federated National Holding Co.	94,993	2,281,732
Fidelity & Guaranty Life	74,612	1,830,978
First American Financial Corp.	720,068	28,133,057
Global Indemnity PLC(a)	55,040	1,440,397
Greenlight Capital Re Ltd. Class A(a)(b)	191,185	4,259,602
Hallmark Financial Services Inc.(a)(b)	93,712	1,076,751
HCI Group Inc.	50,337	1,951,565
Heritage Insurance Holdings Inc.(a)	61,364	1,210,712

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Value ETF

September 30, 2015

Horace Mann Educators Corp.	272,653	9,057,533
Independence Holding Co.	46,732	605,647
Infinity Property & Casualty Corp.	75,992	6,120,396
James River Group Holdings Ltd.	73,906	1,987,332
Kansas City Life Insurance Co.	24,458	1,149,281
Kemper Corp.	290,378	10,270,670
Maiden Holdings Ltd.	294,085	4,081,900
MBIA Inc.(a)(b)	908,082	5,521,139
National General Holdings Corp.	239,508	4,620,109
National Interstate Corp.	36,450	972,486
National Western Life Insurance Co. Class A	14,771	3,289,502
Navigators Group Inc. (The)(a)(b)	70,312	5,482,930
OneBeacon Insurance Group Ltd. Class A	150,534	2,113,497
Primerica Inc.(b)	342,276	15,426,379
RLI Corp.	286,544	15,338,700
Safety Insurance Group Inc.	100,461	5,439,963
Selective Insurance Group Inc.	377,474	11,724,342
State Auto Financial Corp.	99,339	2,265,923
State National Companies Inc.	193,253	1,806,916
Stewart Information Services Corp.	152,046	6,220,202
Symetra Financial Corp.	498,479	15,771,876
Third Point Reinsurance Ltd.(a)(b)	522,672	7,029,938
United Fire Group Inc.	134,182	4,703,079
United Insurance Holdings Corp.	115,220	1,515,143

		264,687,022
INTERNET & CATALOG RETAIL - 0.38%
EVINE Live Inc.(a)(b)	338,344	886,461
FTD Companies Inc.(a)(b)	121,726	3,627,435
Lands’ End Inc.(a)(b)	89,919	2,428,712
Liberty TripAdvisor Holdings Inc. Class A(a)	351,584	7,794,618
Shutterfly Inc.(a)(b)	90,667	3,241,345
Travelport Worldwide Ltd.	206,100	2,724,642

		20,703,213
INTERNET SOFTWARE & SERVICES - 0.88%
Actua Corp.(a)	269,056	3,164,099
Alarm.com Holdings Inc.(a)	12,026	140,175
Amber Road Inc.(a)(b)	5,559	23,459
Appfolio Inc.(a)	8,407	141,624
Bankrate Inc.(a)(b)	447,556	4,632,205
Bazaarvoice Inc.(a)(b)	225,195	1,015,629
Blucora Inc.(a)(b)	271,175	3,734,080
Brightcove Inc.(a)	16,891	83,104
Care.com Inc.(a)	114,212	587,050
Dealertrack Technologies Inc.(a)	249,320	15,747,051
DHI Group Inc.(a)	196,263	1,434,683
Everyday Health Inc.(a)(b)	14,207	129,852
IntraLinks Holdings Inc.(a)(b)	122,507	1,015,583
Limelight Networks Inc.(a)	403,388	770,471
Liquidity Services Inc.(a)	159,665	1,179,924
Marchex Inc. Class B	220,911	890,271
Marin Software Inc.(a)(b)	176,352	551,982
Millennial Media Inc.(a)	805,716	1,410,003
Monster Worldwide Inc.(a)(b)	613,255	3,937,097
QuinStreet Inc.(a)	235,830	1,308,856
RealNetworks Inc.(a)(b)	153,707	628,662
Reis Inc.	20,230	458,209
RetailMeNot Inc.(a)(b)	241,542	1,990,306
Rocket Fuel Inc.(a)(b)	177,952	831,036
SciQuest Inc.(a)	79,891	798,910

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Value ETF

September 30, 2015

TechTarget Inc.(a)	93,042	792,718
United Online Inc.(a)	98,950	989,500
Xactly Corp.(a)	11,528	89,872

		48,476,411
IT SERVICES - 1.14%
6D Global Technologies Inc.(a)(b)	70,423	204,931
Acxiom Corp.(a)(b)	518,640	10,248,327
CACI International Inc. Class A(a)	161,239	11,926,849
Cass Information Systems Inc.	33,633	1,652,389
CIBER Inc.(a)	522,561	1,661,744
Convergys Corp.	658,298	15,213,267
Datalink Corp.(a)	127,354	760,303
Everi Holdings Inc.(a)(b)	436,135	2,237,373
ExlService Holdings Inc.(a)(b)	16,099	594,536
ManTech International Corp./VA Class A	160,229	4,117,885
ModusLink Global Solutions Inc.(a)(b)	243,699	696,979
MoneyGram International Inc.(a)(b)	193,932	1,555,335
NeuStar Inc. Class A(a)(b)	28,096	764,492
Perficient Inc.(a)(b)	76,082	1,173,945
PFSweb Inc.(a)(b)	7,333	104,275
ServiceSource International Inc.(a)(b)	162,002	648,008
Sykes Enterprises Inc.(a)	259,902	6,627,501
TeleTech Holdings Inc.	48,730	1,305,477
Unisys Corp.(a)(b)	122,091	1,452,883

		62,946,499
LEISURE PRODUCTS - 0.23%
Arctic Cat Inc.	52,965	1,174,764
Black Diamond Inc.(a)(b)	142,711	896,225
Callaway Golf Co.	516,959	4,316,608
Escalade Inc.	50,225	793,555
JAKKS Pacific Inc.(a)(b)	114,058	971,774
Johnson Outdoors Inc. Class A	32,629	688,472
MCBC Holdings Inc.(a)	14,603	189,196
Performance Sports Group Ltd.(a)	280,951	3,770,362

		12,800,956
LIFE SCIENCES TOOLS & SERVICES - 0.15%
Affymetrix Inc.(a)(b)	368,527	3,147,220
Harvard Bioscience Inc.(a)	226,451	855,985
Luminex Corp.(a)(b)	267,282	4,519,739

		8,522,944
MACHINERY - 2.21%
Accuride Corp.(a)	21,774	60,314
Actuant Corp. Class A	398,298	7,324,700
Alamo Group Inc.	64,606	3,020,330
Albany International Corp. Class A	161,463	4,619,456
Altra Industrial Motion Corp.	35,726	825,985
American Railcar Industries Inc.(b)	46,930	1,696,989
Astec Industries Inc.	125,462	4,204,232
Barnes Group Inc.	365,252	13,167,335
Briggs & Stratton Corp.	295,980	5,715,374
Chart Industries Inc.(a)(b)	203,534	3,909,888
CIRCOR International Inc.	114,231	4,582,948
CLARCOR Inc.	18,972	904,585
Columbus McKinnon Corp./NY	134,049	2,434,330
Douglas Dynamics Inc.	113,243	2,249,006

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Value ETF

September 30, 2015

EnPro Industries Inc.	61,233	2,398,497
ESCO Technologies Inc.	172,844	6,205,100
ExOne Co. (The)(a)(b)	71,451	479,436
Federal Signal Corp.	413,904	5,674,624
FreightCar America Inc.	41,406	710,527
Global Brass & Copper Holdings Inc.	17,118	351,090
Gorman-Rupp Co. (The)	98,142	2,352,464
Graham Corp.	68,385	1,206,995
Hurco Companies Inc.	43,316	1,136,612
Hyster-Yale Materials Handling Inc.	45,420	2,626,639
Kadant Inc.	60,921	2,376,528
LB Foster Co. Class A	68,853	845,515
Lindsay Corp.(b)	11,679	791,719
Lydall Inc.(a)	76,092	2,167,861
Meritor Inc.(a)	291,270	3,096,200
Milacron Holdings Corp.(a)	57,409	1,007,298
Miller Industries Inc./TN	69,651	1,360,981
Mueller Industries Inc.	122,467	3,622,574
Navistar International Corp.(a)(b)	320,337	4,074,687
Standex International Corp.	22,504	1,695,676
Tennant Co.	8,787	493,654
Titan International Inc.	268,889	1,777,356
TriMas Corp.(a)(b)	284,472	4,651,117
Twin Disc Inc.	56,798	704,863
Watts Water Technologies Inc. Class A	186,670	9,859,909
Woodward Inc.	135,883	5,530,438

		121,913,832
MARINE - 0.15%
Eagle Bulk Shipping Inc.(a)	150,893	894,796
Golden Ocean Group Ltd.(b)	442,950	1,089,657
Matson Inc.	23,921	920,719
Navios Maritime Holdings Inc.	539,382	1,343,061
Safe Bulkers Inc.(b)	251,213	693,348
Scorpio Bulkers Inc.(a)(b)	2,240,241	3,270,752
Ultrapetrol Bahamas Ltd.(a)(b)	153,142	62,788

		8,275,121
MEDIA - 1.75%
AMC Entertainment Holdings Inc. Class A	129,843	3,270,745
Carmike Cinemas Inc.(a)(b)	154,807	3,110,073
Central European Media Enterprises Ltd. Class A(a)(b)	132,367	285,913
Crown Media Holdings Inc. Class A(a)	43,470	232,565
Cumulus Media Inc. Class A(a)(b)	956,978	673,521
Daily Journal Corp.(a)(b)	7,177	1,336,357
DreamWorks Animation SKG Inc. Class A(a)(b)	504,087	8,796,318
Entercom Communications Corp. Class A(a)	168,369	1,710,629
Entravision Communications Corp. Class A	22,253	147,760
Eros International PLC(a)(b)	188,143	5,115,608
EW Scripps Co. (The) Class A	141,090	2,493,060
Harte-Hanks Inc.	319,701	1,128,545
Hemisphere Media Group Inc.(a)(b)	65,599	892,146
Journal Media Group Inc.	155,481	1,166,108
Martha Stewart Living Omnimedia Inc. Class A(a)(b)	54,507	324,862
MDC Partners Inc. Class A	207,694	3,827,800
Media General Inc.(a)(b)	636,841	8,909,406
Meredith Corp.	245,171	10,439,381
National CineMedia Inc.	305,651	4,101,836
New Media Investment Group Inc.	295,906	4,574,707
New York Times Co. (The) Class A	735,317	8,684,094
Reading International Inc. Class A(a)	85,212	1,079,636

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Value ETF

September 30, 2015

Rentrak Corp.(a)(b)	7,336	396,658
Saga Communications Inc. Class A	24,745	831,679
Scholastic Corp.	176,639	6,881,855
SFX Entertainment Inc.(a)(b)	167,169	85,239
Sizmek Inc.(a)	142,653	854,491
Time Inc.	729,090	13,889,165
Townsquare Media Inc. Class A(a)	47,257	461,701
Tribune Publishing Co.	76,877	602,716

		96,304,574
METALS & MINING - 1.25%
AK Steel Holding Corp.(a)(b)	1,203,315	2,899,989
Carpenter Technology Corp.(b)	334,624	9,961,756
Century Aluminum Co.(a)(b)	306,425	1,409,555
Cliffs Natural Resources Inc.(b)	1,021,348	2,492,089
Coeur Mining Inc.(a)(b)	905,652	2,553,939
Commercial Metals Co.	772,161	10,462,782
Gerber Scientific Inc. Escrow(a)	173,399	1,734
Handy & Harman Ltd.(a)	14,771	354,209
Haynes International Inc.	77,135	2,918,788
Hecla Mining Co.(b)	2,456,330	4,838,970
Horsehead Holding Corp.(a)(b)	377,554	1,147,764
Kaiser Aluminum Corp.	75,702	6,075,086
Materion Corp.	134,243	4,029,975
Olympic Steel Inc.	47,197	469,610
Real Industry Inc.(a)(b)	60,527	533,848
Ryerson Holding Corp.(a)(b)	64,053	336,278
Schnitzer Steel Industries Inc. Class A	175,534	2,376,730
Stillwater Mining Co.(a)(b)	546,735	5,647,773
SunCoke Energy Inc.	123,650	961,997
TimkenSteel Corp.	266,809	2,700,107
Worthington Industries Inc.	246,346	6,523,242

		68,696,221
MULTI-UTILITIES - 0.78%
Avista Corp.	415,278	13,807,994
Black Hills Corp.	299,066	12,363,388
NorthWestern Corp.	313,214	16,860,310

		43,031,692
MULTILINE RETAIL - 0.11%
Burlington Stores Inc.(a)	52,474	2,678,273
Fred’s Inc. Class A	250,710	2,970,913
Ollie’s Bargain Outlet Holdings Inc.(a)	17,239	278,686
Tuesday Morning Corp.(a)(b)	51,999	281,315

		6,209,187
OIL, GAS & CONSUMABLE FUELS - 2.91%
Abraxas Petroleum Corp.(a)(b)	630,603	807,172
Adams Resources & Energy Inc.	14,483	593,803
Alon USA Energy Inc.	208,438	3,766,475
Approach Resources Inc.(a)(b)	243,272	454,919
Ardmore Shipping Corp.	118,835	1,435,527
Bill Barrett Corp.(a)(b)	331,650	1,094,445
Bonanza Creek Energy Inc.(a)(b)	335,204	1,364,280
Callon Petroleum Co.(a)(b)	435,639	3,175,808
Carrizo Oil & Gas Inc.(a)	323,932	9,892,883
Clayton Williams Energy Inc.(a)(b)	39,439	1,530,628
Clean Energy Fuels Corp.(a)(b)	475,713	2,140,709

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Value ETF

September 30, 2015

Cloud Peak Energy Inc.(a)(b)	404,551	1,063,969
Contango Oil & Gas Co.(a)(b)	115,432	877,283
Delek U.S. Holdings Inc.	172,288	4,772,378
DHT Holdings Inc.	615,843	4,569,555
Dorian LPG Ltd.(a)(b)	168,047	1,732,565
Earthstone Energy Inc.(a)(b)	9,937	151,042
Eclipse Resources Corp.(a)(b)	322,980	629,811
Energy Fuels Inc./Canada(a)(b)	132,643	385,991
Energy XXI Ltd.(b)	625,929	657,225
Erin Energy Corp.(a)(b)	85,213	334,035
EXCO Resources Inc.(b)	1,065,154	798,866
Frontline Ltd./Bermuda(a)(b)	725,445	1,951,447
GasLog Ltd.(b)	277,880	2,673,206
Gastar Exploration Inc.(a)(b)	545,463	627,282
Gener8 Maritime Inc.(a)	106,397	1,164,622
Green Plains Inc.	253,226	4,927,778
Halcon Resources Corp.(a)(b)	2,454,019	1,300,630
Hallador Energy Co.	53,635	372,763
Jones Energy Inc. Class A(a)(b)	194,638	932,316
Matador Resources Co.(a)(b)	196,247	4,070,163
Navios Maritime Acquisition Corp.	543,673	1,913,729
Nordic American Tankers Ltd.(b)	591,229	8,986,681
Northern Oil and Gas Inc.(a)(b)	408,389	1,805,079
Oasis Petroleum Inc.(a)(b)	927,125	8,047,445
Pacific Ethanol Inc.(a)(b)	211,639	1,373,537
Panhandle Oil and Gas Inc. Class A	59,658	964,073
Par Petroleum Corp.(a)(b)	10,938	227,839
Parsley Energy Inc. Class A(a)(b)	395,441	5,959,296
PDC Energy Inc.(a)(b)	267,049	14,156,267
Peabody Energy Corp.(b)	1,851,493	2,555,060
Penn Virginia Corp.(a)(b)	482,309	255,624
PetroCorp Inc. Escrow(a)	19,086	0
Renewable Energy Group Inc.(a)(b)	293,367	2,429,079
REX American Resources Corp.(a)(b)	39,068	1,977,622
Rex Energy Corp.(a)(b)	323,673	670,003
Ring Energy Inc.(a)(b)	161,691	1,595,890
RSP Permian Inc.(a)(b)	395,196	8,002,719
Sanchez Energy Corp.(a)(b)	348,481	2,143,158
SandRidge Energy Inc.(a)(b)	2,894,915	781,627
Scorpio Tankers Inc.	1,192,762	10,937,628
Ship Finance International Ltd.(b)	392,833	6,383,536
Stone Energy Corp.(a)(b)	379,065	1,880,162
Synergy Resources Corp.(a)(b)	619,579	6,071,874
Teekay Tankers Ltd. Class A	633,818	4,373,344
TransAtlantic Petroleum Ltd.(a)	175,930	446,862
Triangle Petroleum Corp.(a)(b)	313,968	445,835
Ultra Petroleum Corp.(a)(b)	525,957	3,360,865
W&T Offshore Inc.(b)	236,423	709,269
Westmoreland Coal Co.(a)(b)	119,854	1,688,743

		160,392,422

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Value ETF

September 30, 2015

PAPER & FOREST PRODUCTS - 0.29%
Boise Cascade Co.(a)	43,091	1,086,755
Louisiana-Pacific Corp.(a)	75,544	1,075,747
Neenah Paper Inc.	50,212	2,926,355
PH Glatfelter Co.	288,245	4,963,579
Schweitzer-Mauduit International Inc.	165,930	5,704,674
Wausau Paper Corp.	21,606	138,278

		15,895,388
PERSONAL PRODUCTS - 0.14%
Elizabeth Arden Inc.(a)(b)	173,056	2,023,025
Inter Parfums Inc.	66,484	1,649,468
Nature’s Sunshine Products Inc.	70,117	840,002
Nutraceutical International Corp.(a)	55,571	1,312,031
Revlon Inc. Class A(a)	55,571	1,636,566
Synutra International Inc.(a)(b)	26,502	125,884

		7,586,976
PHARMACEUTICALS - 0.39%
Amphastar Pharmaceuticals Inc.(a)(b)	72,371	846,017
Aratana Therapeutics Inc.(a)(b)	20,366	172,296
Assembly Biosciences Inc.(a)	7,425	70,983
Dermira Inc.(a)	66,828	1,559,766
Endocyte Inc.(a)(b)	253,476	1,160,920
Medicines Co. (The)(a)(b)	397,137	15,075,321
Neos Therapeutics Inc.(a)	3,805	79,928
Omeros Corp.(a)(b)	16,807	184,205
Theravance Biopharma Inc.(a)(b)	170,856	1,877,707
Theravance Inc.(b)	74,134	532,282
Zynerba Pharmaceuticals Inc.(a)	1,647	23,562

		21,582,987
PROFESSIONAL SERVICES - 1.08%
Acacia Research Corp.	338,380	3,072,490
CBIZ Inc.(a)(b)	330,708	3,247,553
CDI Corp.	94,652	809,275
CRA International Inc.(a)	60,748	1,310,942
Exponent Inc.	9,205	410,175
Franklin Covey Co.(a)(b)	74,151	1,190,865
FTI Consulting Inc.(a)(b)	253,152	10,508,339
Heidrick & Struggles International Inc.	115,227	2,241,165
Hill International Inc.(a)	247,199	810,813
Huron Consulting Group Inc.(a)(b)	135,863	8,495,513
ICF International Inc.(a)	129,061	3,922,164
Kelly Services Inc. Class A	200,774	2,838,944
Korn/Ferry International	151,734	5,017,843
Mistras Group Inc.(a)	49,956	641,935
Navigant Consulting Inc.(a)	319,864	5,089,036
Pendrell Corp.(a)(b)	1,101,892	793,362
Resources Connection Inc.	202,968	3,058,728
RPX Corp.(a)(b)	313,383	4,299,615
TriNet Group Inc.(a)(b)	21,827	366,694
Volt Information Sciences Inc.(a)(b)	25,801	234,789
VSE Corp.	27,593	1,105,651

		59,465,891
REAL ESTATE INVESTMENT TRUSTS (REITS) - 15.41%
Acadia Realty Trust(b)	458,478	13,786,433
AG Mortgage Investment Trust Inc.(b)	188,172	2,863,978
Agree Realty Corp.	116,658	3,482,241
Alexander’s Inc.(b)	1,033	386,342
Altisource Residential Corp.(b)	379,291	5,279,731
American Assets Trust Inc.	26,136	1,067,917
American Capital Mortgage Investment Corp.(b)	339,119	4,998,614
American Residential Properties Inc.(b)	213,415	3,685,677
Anworth Mortgage Asset Corp.(b)	694,736	3,431,996
Apollo Commercial Real Estate Finance Inc.(b)	386,995	6,079,691
Apollo Residential Mortgage Inc.	212,745	2,693,352

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Value ETF

September 30, 2015

Ares Commercial Real Estate Corp.	179,717	2,154,807
Armada Hoffler Properties Inc.(b)	169,009	1,651,218
ARMOUR Residential REIT Inc.(b)	292,483	5,861,359
Ashford Hospitality Prime Inc.	181,962	2,552,927
Ashford Hospitality Trust Inc.(b)	560,962	3,421,868
Bluerock Residential Growth REIT Inc.	126,897	1,520,226
Campus Crest Communities Inc.(b)	428,593	2,280,115
Capstead Mortgage Corp.(b)	634,410	6,274,315
CatchMark Timber Trust Inc. Class A(b)	264,279	2,716,788
Cedar Realty Trust Inc.	562,366	3,492,293
Chambers Street Properties(b)	1,580,964	10,260,456
Chatham Lodging Trust	256,879	5,517,761
Chesapeake Lodging Trust(b)	397,970	10,371,098
Colony Capital Inc.(b)	743,770	14,548,141
CorEnergy Infrastructure Trust Inc.(b)	395,942	1,750,064
Cousins Properties Inc.	1,443,669	13,310,628
CubeSmart(b)	238,319	6,484,660
CyrusOne Inc.(b)	36,531	1,193,102
CYS Investments Inc.(b)	1,047,683	7,606,179
DCT Industrial Trust Inc.(b)	590,362	19,871,585
DiamondRock Hospitality Co.(b)	1,335,780	14,760,369
DuPont Fabros Technology Inc.	273,913	7,088,868
Dynex Capital Inc.	363,241	2,382,861
EastGroup Properties Inc.	172,278	9,334,022
Education Realty Trust Inc.(b)	320,490	10,560,145
EPR Properties	380,331	19,613,670
Equity One Inc.	444,301	10,814,286
FelCor Lodging Trust Inc.	958,226	6,774,658
First Industrial Realty Trust Inc.(b)	737,964	15,460,346
First Potomac Realty Trust(b)	389,027	4,279,297
Franklin Street Properties Corp.(b)	595,548	6,402,141
GEO Group Inc. (The)(b)	496,637	14,769,984
Getty Realty Corp.	169,384	2,676,267
Gladstone Commercial Corp.	137,393	1,938,615
Government Properties Income Trust(b)	449,865	7,197,840
Gramercy Property Trust Inc.(b)	382,964	7,954,162
Great Ajax Corp.	30,449	376,654
Hannon Armstrong Sustainable Infrastructure Capital Inc.	215,467	3,710,342
Hatteras Financial Corp.	641,286	9,715,483
Healthcare Realty Trust Inc.(b)	668,690	16,616,946
Hersha Hospitality Trust(b)	328,321	7,439,754
Highwoods Properties Inc.	624,531	24,200,576
Hudson Pacific Properties Inc.	495,966	14,278,861
Independence Realty Trust Inc.(b)	215,672	1,554,995
InfraREIT Inc.(a)	145,948	3,456,049
Inland Real Estate Corp.	393,924	3,190,784
Invesco Mortgage Capital Inc.	821,815	10,059,016
Investors Real Estate Trust(b)	815,508	6,312,032
iStar Inc.(a)	566,807	7,130,432
Kite Realty Group Trust(b)	554,934	13,212,978
Ladder Capital Corp.	264,991	3,794,671
LaSalle Hotel Properties(b)	749,812	21,287,163
Lexington Realty Trust(b)	1,371,141	11,106,242
LTC Properties Inc.(b)	221,424	9,448,162
Mack-Cali Realty Corp.	594,637	11,226,747
Medical Properties Trust Inc.(b)	1,552,061	17,165,795
Monmouth Real Estate Investment Corp.(b)	392,651	3,828,347
Monogram Residential Trust Inc.(b)	1,107,385	10,309,754
National Health Investors Inc.	164,243	9,442,330
National Storage Affiliates Trust	10,972	148,671
New Residential Investment Corp.	1,529,197	20,032,481
New Senior Investment Group Inc.(b)	574,383	6,008,046
New York Mortgage Trust Inc.(b)	724,218	3,975,957

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Value ETF

September 30, 2015

New York REIT Inc.(b)	1,076,733	10,831,934
NexPoint Residential Trust Inc.	127,374	1,701,717
One Liberty Properties Inc.(b)	83,042	1,771,286
Orchid Island Capital Inc.(b)	152,495	1,410,579
Parkway Properties Inc./Md(b)	562,576	8,753,683
Pebblebrook Hotel Trust(b)	477,949	16,943,292
Pennsylvania REIT(b)	457,824	9,078,650
PennyMac Mortgage Investment Trust(b)(c)	476,838	7,376,684
Physicians Realty Trust(b)	465,818	7,029,194
Potlatch Corp.	74,059	2,132,159
Preferred Apartment Communities Inc.(b)	149,828	1,630,129
PS Business Parks Inc.(b)	116,208	9,224,591
QTS Realty Trust Inc. Class A(b)	8,753	382,419
RAIT Financial Trust(b)	605,894	3,005,234
Ramco-Gershenson Properties Trust	524,102	7,866,771
Redwood Trust Inc.(b)	558,063	7,723,592
Resource Capital Corp.(b)	222,333	2,483,460
Retail Opportunity Investments Corp.(b)	663,187	10,969,113
Rexford Industrial Realty Inc.(b)	366,609	5,055,538
RLJ Lodging Trust(b)	557,795	14,095,480
Rouse Properties Inc.(b)	241,978	3,770,017
Sabra Health Care REIT Inc.(b)	367,237	8,512,554
Saul Centers Inc.(b)	9,178	474,961
Select Income REIT(b)	416,716	7,921,771
Silver Bay Realty Trust Corp.(b)	241,149	3,860,795
Sovran Self Storage Inc.	29,912	2,820,702
STAG Industrial Inc.(b)	433,123	7,887,170
Starwood Waypoint Residential Trust(b)	253,231	6,034,495
STORE Capital Corp.(b)	242,124	5,002,282
Strategic Hotels & Resorts Inc.(a)(b)	1,828,279	25,211,967
Summit Hotel Properties Inc.(b)	584,390	6,819,831
Sun Communities Inc.(b)	260,499	17,651,412
Sunstone Hotel Investors Inc.(b)	1,388,435	18,368,995
Terreno Realty Corp.(b)	285,139	5,600,130
UMH Properties Inc.(b)	150,503	1,399,678
United Development Funding IV(b)	204,563	3,600,309
Urstadt Biddle Properties Inc. Class A	154,670	2,898,516
Washington REIT(b)	454,729	11,336,394
Western Asset Mortgage Capital Corp.(b)	277,843	3,503,600
Whitestone REIT(b)	179,168	2,065,807
Xenia Hotels & Resorts Inc.	741,211	12,941,544

		848,780,796
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.72%
Alexander & Baldwin Inc.	325,950	11,189,863
Altisource Asset Management Corp.(a)	1,053	25,219
AV Homes Inc.(a)(b)	80,980	1,094,850
Consolidated-Tomoka Land Co.	20,204	1,006,159
Forestar Group Inc.(a)(b)	221,846	2,917,275
FRP Holdings Inc.(a)(b)	45,634	1,375,409
Kennedy-Wilson Holdings Inc.	558,318	12,377,910
RE/MAX Holdings Inc. Class A	78,760	2,833,785
St. Joe Co. (The)(a)(b)	251,784	4,816,628
Tejon Ranch Co.(a)(b)	93,241	2,033,586

		39,670,684
ROAD & RAIL - 0.64%
ArcBest Corp.	116,979	3,014,549
Celadon Group Inc.	57,095	914,662
Con-way Inc.	383,313	18,188,202
Covenant Transportation Group Inc. Class A(a)	5,156	92,653

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Value ETF

September 30, 2015

Marten Transport Ltd.	143,653	2,322,869
Roadrunner Transportation Systems Inc.(a)	112,436	2,068,822
Universal Truckload Services Inc.	17,449	271,681
USA Truck Inc.(a)(b)	41,233	710,444
Werner Enterprises Inc.	224,106	5,625,061
YRC Worldwide Inc.(a)	174,557	2,314,626

		35,523,569
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.52%
Advanced Energy Industries Inc.(a)	125,313	3,295,732
Advanced Micro Devices Inc.(a)(b)	2,380,697	4,094,799
Alpha & Omega Semiconductor Ltd.(a)	127,684	994,658
Amkor Technology Inc.(a)(b)	659,649	2,961,824
Applied Micro Circuits Corp.(a)(b)	396,198	2,103,811
Axcelis Technologies Inc.(a)	752,516	2,009,218
Brooks Automation Inc.	452,301	5,296,445
Cabot Microelectronics Corp.(a)	25,403	984,112
Cascade Microtech Inc.(a)	18,200	257,348
CEVA Inc.(a)	69,926	1,298,526
Cohu Inc.	171,747	1,693,425
Diodes Inc.(a)(b)	250,287	5,348,633
DSP Group Inc.(a)	148,191	1,350,020
Entegris Inc.(a)(b)	385,981	5,091,089
Exar Corp.(a)(b)	218,485	1,299,986
Fairchild Semiconductor International Inc.(a)	777,101	10,910,498
FormFactor Inc.(a)	203,416	1,379,160
Integrated Silicon Solution Inc.	210,574	4,525,235
Intersil Corp. Class A	873,778	10,223,203
IXYS Corp.	164,499	1,835,809
Kopin Corp.(a)	440,771	1,384,021
Lattice Semiconductor Corp.(a)(b)	587,003	2,259,961
MKS Instruments Inc.	356,049	11,938,323
Nanometrics Inc.(a)(b)	160,575	1,949,380
NeoPhotonics Corp.(a)(b)	187,796	1,278,891
NVE Corp.	17,568	852,751
OmniVision Technologies Inc.(a)	385,388	10,120,289
PDF Solutions Inc.(a)	14,928	149,280
Pericom Semiconductor Corp.	148,331	2,707,041
Photronics Inc.(a)(b)	440,401	3,990,033
PMC-Sierra Inc.(a)	755,545	5,115,040
Power Integrations Inc.	65,887	2,778,455
Rudolph Technologies Inc.(a)	179,513	2,234,937
Semtech Corp.(a)(b)	293,306	4,428,921
Sigma Designs Inc.(a)	236,693	1,630,815
Silicon Laboratories Inc.(a)(b)	82,677	3,434,403
Tessera Technologies Inc.	134,686	4,365,173
Ultra Clean Holdings Inc.(a)	213,403	1,224,933
Ultratech Inc.(a)	184,308	2,952,614
Veeco Instruments Inc.(a)(b)	270,800	5,554,108
Xcerra Corp.(a)(b)	204,290	1,282,941

		138,585,841
SOFTWARE - 1.02%
American Software Inc./GA Class A	139,485	1,313,949
Bottomline Technologies de Inc.(a)(b)	41,764	1,044,518
Digimarc Corp.(a)(b)	4,522	138,147
Digital Turbine Inc.(a)(b)	31,866	57,677
EnerNOC Inc.(a)(b)	181,897	1,436,986
Epiq Systems Inc.	133,554	1,725,518
ePlus Inc.(a)	35,271	2,788,878
Glu Mobile Inc.(a)(b)	386,787	1,690,259

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Value ETF

September 30, 2015

Mentor Graphics Corp.	665,815	16,399,023
Park City Group Inc.(a)(b)	6,754	71,390
Progress Software Corp.(a)	338,140	8,734,156
QAD Inc. Class A	51,146	1,309,338
Rapid7 Inc.(a)	11,960	272,042
Rovi Corp.(a)(b)	589,276	6,181,505
Sapiens International Corp. NV	35,000	403,200
SeaChange International Inc.(a)(b)	221,046	1,392,590
Silver Spring Networks Inc.(a)(b)	15,202	195,802
Take-Two Interactive Software Inc.(a)	270,036	7,758,134
TeleCommunication Systems Inc. Class A(a)	328,929	1,131,516
Telenav Inc.(a)(b)	185,740	1,450,629
Verint Systems Inc.(a)(b)	22,351	964,446

		56,459,703
SPECIALTY RETAIL - 2.49%
Abercrombie & Fitch Co. Class A	463,260	9,816,479
America’s Car-Mart Inc./TX(a)(b)	46,953	1,553,675
American Eagle Outfitters Inc.	148,963	2,328,292
Ascena Retail Group Inc.(a)(b)	934,238	12,995,251
Barnes & Noble Education Inc.(a)	213,867	2,718,250
Barnes & Noble Inc.	338,399	4,098,012
bebe stores inc.	188,709	177,386
Big 5 Sporting Goods Corp.	121,178	1,257,828
Build-A-Bear Workshop Inc.(a)	89,521	1,691,052
Caleres Inc.	265,507	8,105,929
Cato Corp. (The) Class A	143,801	4,893,548
Children’s Place Inc. (The)	100,998	5,824,555
Christopher & Banks Corp.(a)	252,763	280,567
Citi Trends Inc.	97,269	2,274,149
Conn’s Inc.(a)(b)	182,385	4,384,535
Destination XL Group Inc.(a)(b)	189,974	1,103,749
Express Inc.(a)(b)	55,430	990,534
Finish Line Inc. (The) Class A	222,611	4,296,392
Genesco Inc.(a)(b)	159,789	9,119,158
Group 1 Automotive Inc.	122,903	10,465,190
Guess? Inc.	410,228	8,762,470
Haverty Furniture Companies Inc.	135,092	3,171,960
Lumber Liquidators Holdings Inc.(a)(b)	180,654	2,373,793
MarineMax Inc.(a)(b)	81,790	1,155,693
Pep Boys-Manny Moe & Jack (The)(a)	356,780	4,349,148
Rent-A-Center Inc./TX	351,206	8,516,745
Shoe Carnival Inc.	99,256	2,362,293
Sonic Automotive Inc. Class A	217,954	4,450,621
Sportsman’s Warehouse Holdings Inc.(a)	73,080	900,346
Stage Stores Inc.	211,583	2,081,977
Stein Mart Inc.	199,321	1,929,427
Systemax Inc.(a)	72,416	542,396
Tilly’s Inc. Class A(a)(b)	75,589	556,335
Vitamin Shoppe Inc.(a)(b)	186,309	6,081,126
West Marine Inc.(a)(b)	119,204	1,046,611
Zumiez Inc.(a)(b)	27,988	437,452

		137,092,924
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.31%
Avid Technology Inc.(a)(b)	80,395	639,944
Imation Corp.(a)(b)	234,540	499,570
QLogic Corp.(a)(b)	577,266	5,916,976
Quantum Corp.(a)(b)	1,442,300	1,005,716
Stratasys Ltd.(a)(b)	338,567	8,968,640

		17,030,846

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Value ETF

September 30, 2015

TEXTILES, APPAREL & LUXURY GOODS - 0.44%
Cherokee Inc.	6,532	101,377
Columbia Sportswear Co.	57,559	3,383,894
Crocs Inc.(a)(b)	116,332	1,503,591
Deckers Outdoor Corp.(a)(b)	93,442	5,425,242
Iconix Brand Group Inc.(a)(b)	317,985	4,299,157
Movado Group Inc.	107,253	2,770,345
Perry Ellis International Inc.(a)(b)	81,043	1,779,704
Sequential Brands Group Inc.(a)(b)	35,145	508,548
Unifi Inc.(a)	92,889	2,769,021
Vera Bradley Inc.(a)(b)	143,195	1,805,689

		24,346,568
THRIFTS & MORTGAGE FINANCE - 3.68%
Anchor BanCorp Wisconsin Inc.(a)	51,493	2,193,087
Astoria Financial Corp.	596,928	9,610,541
Bank Mutual Corp.	309,088	2,373,796
BankFinancial Corp.	121,810	1,514,098
BBX Capital Corp.(a)(b)	17,537	282,346
Bear State Financial Inc.(a)(b)	91,222	811,876
Beneficial Bancorp Inc.(a)(b)	550,910	7,305,067
Brookline Bancorp Inc.	463,735	4,702,273
BSB Bancorp Inc./MA(a)(b)	54,827	1,159,043
Capitol Federal Financial Inc.	932,544	11,302,433
Charter Financial Corp./MD	109,920	1,393,786
Clifton Bancorp Inc.(b)	179,960	2,497,845
Dime Community Bancshares Inc.	206,333	3,487,028
EverBank Financial Corp.	641,501	12,380,969
Federal Agricultural Mortgage Corp. Class C	69,414	1,799,905
First Defiance Financial Corp.	61,381	2,244,089
Flagstar Bancorp Inc.(a)(b)	136,369	2,803,747
Fox Chase Bancorp Inc.	77,365	1,343,056
Hingham Institution for Savings	8,950	1,038,468
HomeStreet Inc.(a)	100,718	2,326,586
IMPAC Mortgage Holdings Inc.(a)(b)	6,213	101,583
Kearny Financial Corp./MD	623,662	7,153,403
Meridian Bancorp Inc.	313,005	4,278,778
Meta Financial Group Inc.	46,029	1,922,631
MGIC Investment Corp.(a)	1,250,027	11,575,250
Nationstar Mortgage Holdings Inc.(a)(b)	261,799	3,631,152
NMI Holdings Inc. Class A(a)	330,283	2,510,151
Northfield Bancorp. Inc.	310,932	4,729,276
Northwest Bancshares Inc.	676,934	8,800,142
OceanFirst Financial Corp.	88,131	1,517,616
Ocwen Financial Corp.(a)(b)	715,374	4,800,159
Oritani Financial Corp.	291,585	4,554,558
PennyMac Financial Services Inc. Class A(a)(b)(c)	93,191	1,491,056
PHH Corp.(a)(b)	332,399	4,693,474
Provident Financial Services Inc.	436,753	8,516,683
Radian Group Inc.	1,274,589	20,278,711
Stonegate Mortgage Corp.(a)	79,996	568,772
Territorial Bancorp Inc.	56,471	1,470,505
TrustCo Bank Corp. NY	629,480	3,676,163

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Value ETF

September 30, 2015

United Community Financial Corp./OH	325,735	1,628,675
United Financial Bancorp Inc.	267,203	3,486,999
Walker & Dunlop Inc.(a)(b)	88,955	2,319,946
Walter Investment Management Corp.(a)(b)	249,228	4,049,955
Washington Federal Inc.	631,980	14,377,545
Waterstone Financial Inc.	179,966	2,425,942
WSFS Financial Corp.	187,356	5,397,726

		202,526,890
TOBACCO - 0.13%
Universal Corp./VA(b)	149,604	7,415,870

		7,415,870
TRADING COMPANIES & DISTRIBUTORS - 1.03%
Aircastle Ltd.(b)	414,512	8,543,092
Applied Industrial Technologies Inc.	160,821	6,135,321
Beacon Roofing Supply Inc.(a)(b)	247,637	8,045,726
CAI International Inc.(a)	113,605	1,145,138
DXP Enterprises Inc.(a)(b)	58,707	1,601,527
Kaman Corp.	166,541	5,970,495
Lawson Products Inc./DE(a)	12,098	261,922
MRC Global Inc.(a)(b)	684,934	7,637,014
Neff Corp.(a)	44,094	246,485
Rush Enterprises Inc. Class A(a)(b)	236,188	5,715,750
TAL International Group Inc.	221,734	3,031,104
Textainer Group Holdings Ltd.(b)	147,604	2,433,990
Titan Machinery Inc.(a)(b)	116,503	1,337,454
Univar Inc.(a)	137,921	2,502,715
Veritiv Corp.(a)	54,653	2,035,278

		56,643,011
TRANSPORTATION INFRASTRUCTURE - 0.09%
Wesco Aircraft Holdings Inc.(a)(b)	411,569	5,021,142

		5,021,142
WATER UTILITIES - 0.53%
American States Water Co.	229,598	9,505,357
Artesian Resources Corp. Class A	51,961	1,254,339
California Water Service Group	317,658	7,026,595
Connecticut Water Service Inc.	73,898	2,698,755
Consolidated Water Co. Ltd.(b)	99,675	1,156,230
Middlesex Water Co.	107,013	2,551,190
SJW Corp.	105,810	3,253,657
York Water Co. (The)	78,986	1,660,286

		29,106,409
WIRELESS TELECOMMUNICATION SERVICES - 0.11%
Boingo Wireless Inc.(a)(b)	110,207	912,514
Leap Wireless International Inc.	304,489	767,312
NTELOS Holdings Corp.(a)	119,612	1,080,097
Shenandoah Telecommunications Co.	22,575	966,436
Spok Holdings Inc.	144,129	2,372,363

		6,098,722

TOTAL COMMON STOCKS (Cost: $6,232,737,654)		5,490,837,654

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Value ETF

September 30, 2015

WARRANTS - 0.00%
OIL, GAS & CONSUMABLE FUELS - 0.00%
Magnum Hunter Resources Corp. (Expires 04/15/16)(b)	89,598	1

		1

TOTAL WARRANTS (Cost: $0)		1
SHORT-TERM INVESTMENTS - 13.45%
MONEY MARKET FUNDS - 13.45%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.19%(c)(d)(e)	678,515,308	678,515,308
BlackRock Cash Funds: Prime, SL Agency Shares 0.19%(c)(d)(e)	37,191,863	37,191,863
BlackRock Cash Funds: Treasury, SL Agency Shares 0.01%(c)(e)	25,308,428	25,308,428

		741,015,599

TOTAL SHORT-TERM INVESTMENTS (Cost: $741,015,599)		741,015,599

TOTAL INVESTMENTS IN SECURITIES - 113.13% (Cost: $6,973,753,253)		6,231,853,254
Other Assets, Less Liabilities - (13.13)%		(723,338,856)

NET ASSETS - 100.00%		$5,508,514,398

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 1.
(c)	Affiliated issuer. See Note 2.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Open futures contracts as of September 30, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
Russell 2000 Mini	146	Dec. 2015	ICE Markets Equity	$16,000,140	$(433,246)

See notes to financial statements.

Schedule of Investments (Unaudited)

iShares® Core U.S. Growth ETF

September 30, 2015

Security	Shares	Value
COMMON STOCKS - 99.86%

AEROSPACE & DEFENSE - 2.72%
Aerojet Rocketdyne Holdings Inc.(a)(b)	2,137	$34,577
Astronics Corp.(a)	1,394	56,359
B/E Aerospace Inc.	7,756	340,488
Boeing Co. (The)	50,843	6,657,891
BWX Technologies Inc.	1,537	40,515
Curtiss-Wright Corp.	194	12,109
General Dynamics Corp.	6,585	908,401
HEICO Corp.	1,416	69,214
HEICO Corp. Class A	2,917	132,461
Hexcel Corp.	7,107	318,820
Honeywell International Inc.	57,463	5,441,171
Huntington Ingalls Industries Inc.	3,615	387,347
Lockheed Martin Corp.	14,327	2,970,130
Moog Inc. Class A(a)	222	12,004
Northrop Grumman Corp.	4,319	716,738
Precision Castparts Corp.	1,950	447,935
Rockwell Collins Inc.	9,758	798,595
Sparton Corp.(a)	376	8,046
Spirit AeroSystems Holdings Inc. Class A(a)	9,567	462,469
TASER International Inc.(a)(b)	3,986	87,792
Teledyne Technologies Inc.(a)	674	60,862
Textron Inc.	4,601	173,182
TransDigm Group Inc.(a)	3,934	835,621
United Technologies Corp.	6,074	540,525
Vectrus Inc.(a)	696	15,340

		21,528,592

AIR FREIGHT & LOGISTICS - 1.00%
CH Robinson Worldwide Inc.	10,735	727,618
Echo Global Logistics Inc.(a)	2,109	41,336
Expeditors International of Washington Inc.	14,086	662,746
FedEx Corp.	7,549	1,086,905
Forward Air Corp.	2,296	95,261
Hub Group Inc. Class A(a)	2,545	92,664
Park-Ohio Holdings Corp.	594	17,143
Radiant Logistics Inc.(a)	1,874	8,358
United Parcel Service Inc. Class B	51,561	5,088,555
XPO Logistics Inc.(a)(b)	4,313	102,779

		7,923,365

AIRLINES - 1.22%
Alaska Air Group Inc.	9,581	761,210
Allegiant Travel Co.	996	215,385
American Airlines Group Inc.	51,017	1,980,990
Delta Air Lines Inc.	60,035	2,693,771
Hawaiian Holdings Inc.(a)	3,512	86,676
JetBlue Airways Corp.(a)	8,525	219,689
Southwest Airlines Co.	49,089	1,867,346
Spirit Airlines Inc.(a)	5,348	252,960
United Continental Holdings Inc.(a)	28,083	1,489,803
Virgin America Inc.(a)(b)	1,702	58,260

		9,626,090

Schedule of Investments (Unaudited) (Continued)

iShares® Core U.S. Growth ETF

September 30, 2015

AUTO COMPONENTS - 0.58%
American Axle & Manufacturing Holdings Inc.(a)	5,544	110,547
BorgWarner Inc.	16,694	694,303
Cooper Tire & Rubber Co.	553	21,849
Cooper-Standard Holding Inc.(a)	33	1,914
Dana Holding Corp.	6,397	101,584
Delphi Automotive PLC	21,210	1,612,808
Dorman Products Inc.(a)(b)	1,923	97,862
Drew Industries Inc.	1,735	94,748
Fox Factory Holding Corp.(a)	1,288	21,716
Gentex Corp.	10,763	166,827
Gentherm Inc.(a)	2,638	118,499
Horizon Global Corp.(a)	66	582
Johnson Controls Inc.	10,488	433,784
Lear Corp.	4,315	469,386
Metaldyne Performance Group Inc.	456	9,581
Motorcar Parts of America Inc.(a)	1,172	36,731
Stoneridge Inc.(a)	2,370	29,246
Strattec Security Corp.	36	2,270
Tenneco Inc.(a)	4,542	203,345
Tower International Inc.(a)	849	20,172
Visteon Corp.(a)	2,972	300,885

		4,548,639

AUTOMOBILES - 0.31%
Harley-Davidson Inc.	8,338	457,756
Tesla Motors Inc.(a)(b)	7,167	1,780,283
Thor Industries Inc.	3,350	173,530
Winnebago Industries Inc.(b)	1,923	36,825

		2,448,394

BANKS - 0.19%
Bank of the Ozarks Inc.	5,794	253,546
BNC Bancorp.	440	9,781
Cardinal Financial Corp.	151	3,475
Eagle Bancorp Inc.(a)	1,654	75,257
First Financial Bankshares Inc.	2,722	86,505
Hilltop Holdings Inc.(a)	2,005	39,719
Home BancShares Inc./AR	3,386	137,133
Pinnacle Financial Partners Inc.	197	9,734
Renasant Corp.	204	6,701
Signature Bank/New York NY(a)	3,397	467,291
South State Corp.	77	5,919
Square 1 Financial Inc.(a)	449	11,528
SVB Financial Group(a)	2,338	270,133
Texas Capital Bancshares Inc.(a)(b)	232	12,161
Western Alliance Bancorp(a)	3,194	98,088

		1,486,971

BEVERAGES - 3.54%
Boston Beer Co. Inc. (The)(a)(b)	655	137,950
Brown-Forman Corp. Class A	1,861	199,108
Brown-Forman Corp. Class B	8,657	838,863
Castle Brands Inc.(a)	4,851	6,403
Coca-Cola Bottling Co. Consolidated	313	60,528
Coca-Cola Co. (The)	288,276	11,565,633
Coca-Cola Enterprises Inc.	17,216	832,394
Constellation Brands Inc. Class A	12,026	1,505,775
Craft Brew Alliance Inc.(a)(b)	404	3,220

Schedule of Investments (Unaudited) (Continued)

iShares® Core U.S. Growth ETF

September 30, 2015

Dr Pepper Snapple Group Inc.	14,076	1,112,708
MGP Ingredients Inc.	792	12,680
Monster Beverage Corp.(a)	11,001	1,486,675
National Beverage Corp.(a)	796	24,461
PepsiCo Inc.	108,516	10,233,059

		28,019,457

BIOTECHNOLOGY - 7.24%
AbbVie Inc.	121,699	6,621,643
Abeona Therapeutics Inc.(a)(b)	770	3,118
ACADIA Pharmaceuticals Inc.(a)(b)	5,449	180,198
Acceleron Pharma Inc.(a)	1,593	39,666
Achillion Pharmaceuticals Inc.(a)(b)	8,550	59,080
Acorda Therapeutics Inc.(a)	2,874	76,190
Aduro Biotech Inc.(a)(b)	605	11,719
Advaxis Inc.(a)(b)	2,229	22,803
Aegerion Pharmaceuticals Inc.(a)(b)	2,035	27,676
Affimed NV(a)	1,083	6,682
Agenus Inc.(a)(b)	4,516	20,774
Agios Pharmaceuticals Inc.(a)(b)	1,883	132,921
Aimmune Therapeutics Inc.(a)	733	18,557
Alder Biopharmaceuticals Inc.(a)(b)	1,720	56,347
Alexion Pharmaceuticals Inc.(a)	15,851	2,478,938
Alkermes PLC(a)	9,013	528,793
Alnylam Pharmaceuticals Inc.(a)(b)	4,437	356,557
AMAG Pharmaceuticals Inc.(a)	982	39,015
Amgen Inc.	55,899	7,731,950
Amicus Therapeutics Inc.(a)	8,480	118,635
Anacor Pharmaceuticals Inc.(a)(b)	2,995	352,541
Anthera Pharmaceuticals Inc.(a)	2,635	16,047
Applied Genetic Technologies Corp./DE(a)	818	10,748
Ardelyx Inc.(a)	1,283	22,170
Arena Pharmaceuticals Inc.(a)	17,476	33,379
ARIAD Pharmaceuticals Inc.(a)(b)	12,559	73,345
Array BioPharma Inc.(a)(b)	8,340	38,030
Arrowhead Research Corp.(a)(b)	2,368	13,640
Asterias Biotherapeutics Inc.(a)(b)	777	3,007
Atara Biotherapeutics Inc.(a)(b)	1,249	39,269
aTyr Pharma Inc.(a)	438	4,494
Avalanche Biotechnologies Inc.(a)(b)	1,418	11,684
Axovant Sciences Ltd.(a)	932	12,038
Baxalta Inc.	25,458	802,182
Bellicum Pharmaceuticals Inc.(a)	554	8,050
BioCryst Pharmaceuticals Inc.(a)(b)	4,522	51,551
Biogen Inc.(a)	17,293	5,046,270
BioMarin Pharmaceutical Inc.(a)	11,783	1,240,986
BioSpecifics Technologies Corp.(a)(b)	412	17,938
BioTime Inc.(a)(b)	3,366	10,098
Bluebird Bio Inc.(a)	2,629	224,911
Blueprint Medicines Corp.(a)(b)	664	14,170
Cara Therapeutics Inc.(a)	1,329	18,991
Catabasis Pharmaceuticals Inc.	296	2,394
Catalyst Pharmaceuticals Inc.(a)	5,487	16,461
Celgene Corp.(a)	58,314	6,307,825
Celldex Therapeutics Inc.(a)(b)	6,619	69,764
Cellular Biomedicine Group Inc.(a)(b)	701	11,868
Cepheid(a)(b)	5,233	236,532
ChemoCentryx Inc.(a)	2,052	12,415
Chiasma Inc.(a)	482	9,581
Chimerix Inc.(a)(b)	3,336	127,435
Cidara Therapeutics Inc.(a)(b)	622	7,912
Clovis Oncology Inc.(a)	2,042	187,782

Schedule of Investments (Unaudited) (Continued)

iShares® Core U.S. Growth ETF

September 30, 2015

Coherus Biosciences Inc.(a)(b)	1,702	34,108
Concert Pharmaceuticals Inc.(a)	1,092	20,497
CorMedix Inc.(a)(b)	2,273	4,523
CTI BioPharma Corp.(a)	10,381	15,156
Curis Inc.(a)	8,126	16,414
Cytokinetics Inc.(a)	1,299	8,690
CytRx Corp.(a)	3,980	9,433
Dicerna Pharmaceuticals Inc.(a)(b)	1,073	8,809
Dyax Corp.(a)	10,635	203,022
Dynavax Technologies Corp.(a)	2,762	67,779
Eagle Pharmaceuticals Inc./DE(a)(b)	623	46,121
Emergent BioSolutions Inc.(a)	1,537	43,789
Enanta Pharmaceuticals Inc.(a)(b)	1,179	42,609
Epizyme Inc.(a)(b)	2,103	27,045
Esperion Therapeutics Inc.(a)(b)	971	22,906
Exact Sciences Corp.(a)(b)	7,022	126,326
Exelixis Inc.(a)(b)	16,555	92,874
Fibrocell Science Inc.(a)	1,810	6,968
FibroGen Inc.(a)(b)	3,494	76,588
Five Prime Therapeutics Inc.(a)	1,598	24,593
Flexion Therapeutics Inc.(a)	1,009	14,994
Foundation Medicine Inc.(a)	1,002	18,487
Galena Biopharma Inc.(a)(b)	13,877	21,926
Genocea Biosciences Inc.(a)	1,316	9,015
Genomic Health Inc.(a)(b)	1,494	31,613
Geron Corp.(a)(b)	10,899	30,081
Gilead Sciences Inc.	108,040	10,608,448
Global Blood Therapeutics Inc.(a)	454	19,139
Halozyme Therapeutics Inc.(a)(b)	7,751	104,096
Heron Therapeutics Inc.(a)(b)	2,214	54,022
Idera Pharmaceuticals Inc.(a)(b)	5,987	20,056
Ignyta Inc.(a)	786	6,901
Immune Design Corp.(a)	817	9,967
ImmunoGen Inc.(a)(b)	6,595	63,312
Immunomedics Inc.(a)(b)	6,201	10,666
Incyte Corp.(a)	11,501	1,268,905
Infinity Pharmaceuticals Inc.(a)	3,328	28,122
Inovio Pharmaceuticals Inc.(a)(b)	4,809	27,796
Insmed Inc.(a)	4,700	87,279
Insys Therapeutics Inc.(a)(b)	1,805	51,370
Intercept Pharmaceuticals Inc.(a)(b)	1,180	195,715
Intrexon Corp.(a)(b)	3,367	107,071
Invitae Corp.(a)(b)	441	3,184
Ironwood Pharmaceuticals Inc.(a)(b)	9,173	95,583
Isis Pharmaceuticals Inc.(a)(b)	8,759	354,039
Juno Therapeutics Inc.(a)(b)	859	34,953
Karyopharm Therapeutics Inc.(a)(b)	1,673	17,617
Keryx Biopharmaceuticals Inc.(a)(b)	7,310	25,731
Kite Pharma Inc.(a)(b)	2,098	116,817
KYTHERA Biopharmaceuticals Inc.(a)	1,880	140,962
La Jolla Pharmaceutical Co.(a)(b)	842	23,399
Lexicon Pharmaceuticals Inc.(a)(b)	1,021	10,965
Ligand Pharmaceuticals Inc.(a)(b)	1,276	109,289
Lion Biotechnologies Inc.(a)(b)	3,299	19,002
MacroGenics Inc.(a)	2,322	49,737
MannKind Corp.(a)(b)	17,961	57,655
Medgenics Inc.(a)	1,395	10,909
Medivation Inc.(a)	11,690	496,825
Merrimack Pharmaceuticals Inc.(a)(b)	7,757	66,012
MiMedx Group Inc.(a)(b)	7,910	76,331
Mirati Therapeutics Inc.(a)	761	26,194
Momenta Pharmaceuticals Inc.(a)	4,435	72,778
Myriad Genetics Inc.(a)(b)	5,052	189,349

Schedule of Investments (Unaudited) (Continued)

iShares® Core U.S. Growth ETF

September 30, 2015

NantKwest Inc.(a)	438	5,018
Natera Inc.(a)	659	7,148
Navidea Biopharmaceuticals Inc.(a)(b)	8,542	19,476
Neurocrine Biosciences Inc.(a)(b)	6,237	248,170
NewLink Genetics Corp.(a)(b)	1,605	57,523
Nivalis Therapeutics Inc.(a)	331	4,292
Northwest Biotherapeutics Inc.(a)(b)	3,734	23,337
Novavax Inc.(a)(b)	19,773	139,795
Ocata Therapeutics Inc.(a)(b)	2,274	9,505
OncoMed Pharmaceuticals Inc.(a)(b)	1,227	20,356
Oncothyreon Inc.(a)(b)	8,034	22,013
Ophthotech Corp.(a)	1,714	69,451
OPKO Health Inc.(a)(b)	22,076	185,659
Orexigen Therapeutics Inc.(a)(b)	6,707	14,152
Organovo Holdings Inc.(a)(b)	6,480	17,366
Osiris Therapeutics Inc.(a)(b)	1,189	21,961
Otonomy Inc.(a)	1,060	18,879
OvaScience Inc.(a)(b)	1,697	14,407
Peregrine Pharmaceuticals Inc.(a)	11,482	11,712
Pfenex Inc.(a)	1,189	17,847
Portola Pharmaceuticals Inc.(a)(b)	3,474	148,062
Progenics Pharmaceuticals Inc.(a)(b)	5,033	28,789
Proteon Therapeutics Inc.(a)(b)	559	7,776
Prothena Corp. PLC(a)	2,282	103,466
PTC Therapeutics Inc.(a)(b)	2,473	66,029
Puma Biotechnology Inc.(a)(b)	1,835	138,286
Radius Health Inc.(a)(b)	2,431	168,493
Raptor Pharmaceutical Corp.(a)	6,030	36,481
Regeneron Pharmaceuticals Inc.(a)	5,763	2,680,602
Regulus Therapeutics Inc.(a)(b)	2,062	13,485
Repligen Corp.(a)(b)	2,328	64,835
Retrophin Inc.(a)(b)	2,536	51,379
Rigel Pharmaceuticals Inc.(a)	5,004	12,360
Sage Therapeutics Inc.(a)	1,010	42,743
Sangamo BioSciences Inc.(a)(b)	5,378	30,332
Sarepta Therapeutics Inc.(a)(b)	2,991	96,041
Seattle Genetics Inc.(a)(b)	7,753	298,956
Seres Therapeutics Inc.(a)	565	16,745
Sorrento Therapeutics Inc.(a)(b)	2,075	17,409
Spark Therapeutics Inc.(a)(b)	624	26,039
Spectrum Pharmaceuticals Inc.(a)	1,073	6,417
Stemline Therapeutics Inc.(a)	193	1,704
Synergy Pharmaceuticals Inc.(a)(b)	7,847	41,589
Synta Pharmaceuticals Corp.(a)	6,214	10,812
T2 Biosystems Inc.(a)	864	7,569
TESARO Inc.(a)(b)	1,689	67,729
TG Therapeutics Inc.(a)(b)	2,687	27,085
Threshold Pharmaceuticals Inc.(a)(b)	5,248	21,359
Tobira Therapeutics Inc.(a)(b)	142	1,372
Tokai Pharmaceuticals Inc.(a)(b)	368	3,809
Trevena Inc.(a)	1,740	18,009
TrovaGene Inc.(a)	1,804	10,265
Ultragenyx Pharmaceutical Inc.(a)	2,827	272,268
United Therapeutics Corp.(a)	3,386	444,379
Vanda Pharmaceuticals Inc.(a)	2,452	27,659
Verastem Inc.(a)(b)	185	331
Versartis Inc.(a)	136	1,568
Vertex Pharmaceuticals Inc.(a)	17,928	1,867,022
Vitae Pharmaceuticals Inc.(a)	966	10,636
Vital Therapies Inc.(a)(b)	1,218	4,921
vTv Therapeutics Inc. Class A(a)	405	2,639
XBiotech Inc.(a)(b)	436	6,514
Xencor Inc.(a)(b)	2,081	25,451

Schedule of Investments (Unaudited) (Continued)

iShares® Core U.S. Growth ETF

September 30, 2015

XOMA Corp.(a)(b)	5,139	3,863
Zafgen Inc.(a)	1,206	38,532
ZIOPHARM Oncology Inc.(a)(b)	8,349	75,224

		57,246,433

BUILDING PRODUCTS - 0.38%
AAON Inc.	2,933	56,842
Advanced Drainage Systems Inc.	2,458	71,110
Allegion PLC	7,021	404,831
American Woodmark Corp.(a)	890	57,734
AO Smith Corp.	5,419	353,265
Apogee Enterprises Inc.	2,119	94,613
Armstrong World Industries Inc.(a)	1,812	86,505
Builders FirstSource Inc.(a)	3,810	48,311
Continental Building Products Inc.(a)	2,287	46,975
Fortune Brands Home & Security Inc.	4,094	194,342
Griffon Corp.	603	9,509
Insteel Industries Inc.	1,201	19,312
Lennox International Inc.	2,948	334,097
Masco Corp.	25,665	646,245
Masonite International Corp.(a)	2,218	134,366
NCI Building Systems Inc.(a)	1,905	20,136
Nortek Inc.(a)	669	42,354
Patrick Industries Inc.(a)(b)	884	34,909
PGT Inc.(a)	3,751	46,062
Ply Gem Holdings Inc.(a)	1,528	17,878
Quanex Building Products Corp.	190	3,452
Simpson Manufacturing Co. Inc.	265	8,875
Trex Co. Inc.(a)(b)	2,347	78,226
USG Corp.(a)(b)	6,824	181,655

		2,991,604

CAPITAL MARKETS - 1.26%
Affiliated Managers Group Inc.(a)	4,026	688,406
Ameriprise Financial Inc.	11,098	1,211,125
Artisan Partners Asset Management Inc.	2,570	90,541
Ashford Inc.(a)	75	4,759
Bank of New York Mellon Corp. (The)	8,871	347,300
BGC Partners Inc. Class A	13,347	109,712
BlackRock Inc.(c)	2,938	873,967
Charles Schwab Corp. (The)	59,688	1,704,689
CIFC Corp.	14	100
Cohen & Steers Inc.	1,539	42,245
Cowen Group Inc. Class A(a)(b)	442	2,015
Diamond Hill Investment Group Inc.	225	41,859
Eaton Vance Corp. NVS	8,592	287,145
Evercore Partners Inc. Class A	2,544	127,811
Federated Investors Inc. Class B	6,845	197,820
Fifth Street Asset Management Inc.	231	1,726
Financial Engines Inc.	3,775	111,249
GAMCO Investors Inc. Class A	449	24,650
Greenhill & Co. Inc.	2,026	57,680
HFF Inc. Class A	2,747	92,739
Houlihan Lokey Inc.(a)	297	6,474
Interactive Brokers Group Inc. Class A	376	14,841
INTL FCStone Inc.(a)	353	8,716
Invesco Ltd.	3,938	122,984
Investment Technology Group Inc.	345	4,602
Janus Capital Group Inc.	888	12,077
KCG Holdings Inc. Class A(a)	670	7,350
Ladenburg Thalmann Financial Services Inc.(a)	819	1,728

Schedule of Investments (Unaudited) (Continued)

iShares® Core U.S. Growth ETF

September 30, 2015

Lazard Ltd. Class A	9,353	404,985
Legg Mason Inc.	2,325	96,743
LPL Financial Holdings Inc.(b)	6,027	239,694
Medley Management Inc.	231	1,529
Moelis & Co. Class A	1,109	29,122
NorthStar Asset Management Group Inc./New York	14,149	203,180
OM Asset Management PLC	1,799	27,741
Pzena Investment Management Inc. Class A	1,392	12,389
SEI Investments Co.	10,335	498,457
T Rowe Price Group Inc.	19,157	1,331,411
TD Ameritrade Holding Corp.	16,770	533,957
Virtu Financial Inc.	1,402	32,134
Virtus Investment Partners Inc.	23	2,311
Waddell & Reed Financial Inc. Class A	5,787	201,214
Westwood Holdings Group Inc.	627	34,077
WisdomTree Investments Inc.	8,324	134,266
ZAIS Group Holdings Inc.(a)	264	2,487

		9,982,007

CHEMICALS - 2.77%
A Schulman Inc.	1,905	61,855
Air Products & Chemicals Inc.	12,979	1,655,861
Airgas Inc.	1,103	98,531
American Vanguard Corp.	248	2,867
Ashland Inc.	459	46,185
Axalta Coating Systems Ltd.(a)	7,347	186,173
Balchem Corp.	2,277	138,373
Calgon Carbon Corp.	1,791	27,904
Celanese Corp. Series A	802	47,454
CF Industries Holdings Inc.	17,336	778,386
Chase Corp.	407	16,032
Chemours Co. (The)	6,097	39,448
Chemtura Corp.(a)	4,860	139,093
Core Molding Technologies Inc.(a)	573	10,572
Cytec Industries Inc.	484	35,743
Dow Chemical Co. (The)	11,059	468,902
Eastman Chemical Co.	2,705	175,068
Ecolab Inc.	19,428	2,131,640
EI du Pont de Nemours & Co.	30,728	1,481,090
Ferro Corp.(a)	5,559	60,871
FMC Corp.	7,067	239,642
Hawkins Inc.	152	5,852
HB Fuller Co.	3,709	125,883
Huntsman Corp.	9,508	92,133
International Flavors & Fragrances Inc.	5,980	617,495
KMG Chemicals Inc.	691	13,329
Koppers Holdings Inc.	1,482	29,892
LSB Industries Inc.(a)	550	8,426
LyondellBasell Industries NV Class A	28,323	2,361,005
Minerals Technologies Inc.	2,359	113,609
Monsanto Co.	35,029	2,989,375
NewMarket Corp.	622	222,054
Olin Corp.(b)	4,527	76,099
OMNOVA Solutions Inc.(a)	2,034	11,268
Platform Specialty Products Corp.(a)	1,441	18,229
PolyOne Corp.	6,506	190,886
PPG Industries Inc.	20,025	1,755,992
Praxair Inc.	17,699	1,802,820
Quaker Chemical Corp.	749	57,733
Rentech Inc.(a)(b)	703	3,937
RPM International Inc.	9,761	408,888
Scotts Miracle-Gro Co. (The) Class A	2,951	179,480

Schedule of Investments (Unaudited) (Continued)

iShares® Core U.S. Growth ETF

September 30, 2015

Senomyx Inc.(a)(b)	2,954	13,175
Sensient Technologies Corp.	2,216	135,841
Sherwin-Williams Co. (The)	5,959	1,327,546
Sigma-Aldrich Corp.	3,411	473,856
Stepan Co.	801	33,330
Trecora Resources(a)(b)	1,451	18,021
Tredegar Corp.	404	5,284
Trinseo SA(a)(b)	827	20,882
Valhi Inc.	687	1,298
Valspar Corp. (The)	5,956	428,117
WR Grace & Co.(a)	5,332	496,143

		21,879,568

COMMERCIAL SERVICES & SUPPLIES - 0.63%
ARC Document Solutions Inc.(a)	2,893	17,213
Brink’s Co. (The)	3,551	95,913
Casella Waste Systems Inc. Class A(a)	477	2,767
CECO Environmental Corp.	425	3,479
Cintas Corp.	6,993	599,650
Clean Harbors Inc.(a)(b)	2,901	127,557
Copart Inc.(a)	9,221	303,371
Covanta Holding Corp.	8,343	145,585
Deluxe Corp.	2,011	112,093
G&K Services Inc. Class A	1,056	70,351
Healthcare Services Group Inc.(b)	5,363	180,733
Heritage-Crystal Clean Inc.(a)	78	801
Herman Miller Inc.	4,378	126,262
HNI Corp.	3,261	139,897
InnerWorkings Inc.(a)(b)	1,437	8,981
Interface Inc.	4,972	111,572
KAR Auction Services Inc.	3,492	123,966
Kimball International Inc. Class B	878	8,306
Knoll Inc.	3,694	81,194
Matthews International Corp. Class A	139	6,807
Mobile Mini Inc.	242	7,451
MSA Safety Inc.	1,390	55,558
Multi-Color Corp.	901	68,917
Pitney Bowes Inc.	5,688	112,907
Rollins Inc.	7,002	188,144
RR Donnelley & Sons Co.	7,970	116,043
SP Plus Corp.(a)	1,044	24,169
Steelcase Inc. Class A	6,218	114,473
Stericycle Inc.(a)(b)	6,269	873,334
Team Inc.(a)	1,641	52,709
Tyco International PLC	26,988	903,018
U.S. Ecology Inc.	1,664	72,634
Waste Management Inc.	2,830	140,962
West Corp.	493	11,043

		5,007,860

COMMUNICATIONS EQUIPMENT - 0.66%
Aerohive Networks Inc.(a)(b)	1,663	9,945
Alliance Fiber Optic Products Inc.	1,252	21,397
Applied Optoelectronics Inc.(a)(b)	1,017	19,099
Arista Networks Inc.(a)(b)	2,467	150,956
ARRIS Group Inc.(a)	1,661	43,136
CalAmp Corp.(a)(b)	2,671	42,976
Ciena Corp.(a)(b)	9,086	188,262
Clearfield Inc.(a)(b)	812	10,905
CommScope Holding Co. Inc.(a)	3,392	101,862
Extreme Networks Inc.(a)	598	2,009

Schedule of Investments (Unaudited) (Continued)

iShares® Core U.S. Growth ETF

September 30, 2015

F5 Networks Inc.(a)	5,325	616,635
Harmonic Inc.(a)	880	5,104
Harris Corp.	1,495	109,359
Infinera Corp.(a)(b)	9,831	192,294
InterDigital Inc./PA	2,350	118,910
Ixia(a)	3,954	57,294
Juniper Networks Inc.	5,126	131,790
KVH Industries Inc.(a)	885	8,850
Motorola Solutions Inc.	12,988	888,119
NetScout Systems Inc.(a)	3,495	123,618
Novatel Wireless Inc.(a)(b)	2,442	5,397
Palo Alto Networks Inc.(a)	5,357	921,404
Plantronics Inc.	2,587	131,549
QUALCOMM Inc.	18,258	981,002
Ruckus Wireless Inc.(a)(b)	5,278	62,703
ShoreTel Inc.(a)(b)	1,015	7,582
Ubiquiti Networks Inc.(b)	2,071	70,186
ViaSat Inc.(a)(b)	2,666	171,397

		5,193,740

CONSTRUCTION & ENGINEERING - 0.06%
AECOM(a)	1,452	39,945
Argan Inc.	829	28,750
Comfort Systems USA Inc.	2,539	69,213
Dycom Industries Inc.(a)	2,488	180,032
Furmanite Corp.(a)	2,539	15,437
Great Lakes Dredge & Dock Corp.(a)	460	2,318
HC2 Holdings Inc.(a)(b)	874	6,127
NV5 Holdings Inc.(a)(b)	372	6,904
Primoris Services Corp.	1,921	34,405
Quanta Services Inc.(a)(b)	2,950	71,419

		454,550

CONSTRUCTION MATERIALS - 0.08%
Eagle Materials Inc.	3,737	255,685
Headwaters Inc.(a)	5,352	100,618
Martin Marietta Materials Inc.	678	103,022
Summit Materials Inc. Class A(a)	1,858	34,875
U.S. Concrete Inc.(a)	1,038	49,606
U.S. Lime & Minerals Inc.	12	548
Vulcan Materials Co.	1,266	112,927

		657,281

CONSUMER FINANCE - 0.21%
Ally Financial Inc.(a)	2,623	53,457
American Express Co.	12,349	915,431
Credit Acceptance Corp.(a)(b)	620	122,060
Encore Capital Group Inc.(a)(b)	291	10,767
Enova International Inc.(a)	1,656	16,924
First Cash Financial Services Inc.(a)	1,883	75,433
LendingClub Corp.(a)(b)	4,844	64,086
PRA Group Inc.(a)(b)	3,528	186,702
Regional Management Corp.(a)	52	806
Santander Consumer USA Holdings Inc.(a)	417	8,515
SLM Corp.(a)	28,572	211,433
World Acceptance Corp.(a)(b)	362	9,716

		1,675,330

Schedule of Investments (Unaudited) (Continued)

iShares® Core U.S. Growth ETF

September 30, 2015

CONTAINERS & PACKAGING - 0.39%
AEP Industries Inc.(a)	359	20,582
AptarGroup Inc.	844	55,670
Avery Dennison Corp.	6,193	350,338
Ball Corp.	10,185	633,507
Bemis Co. Inc.	787	31,142
Berry Plastics Group Inc.(a)	5,186	155,943
Crown Holdings Inc.(a)	4,496	205,692
Graphic Packaging Holding Co.	13,884	177,576
Myers Industries Inc.	1,887	25,286
Owens-Illinois Inc.(a)	760	15,747
Packaging Corp. of America	7,213	433,934
Sealed Air Corp.	15,541	728,562
Silgan Holdings Inc.	3,078	160,179
WestRock Co.	1,815	93,364

		3,087,522

DISTRIBUTORS - 0.23%
Core-Mark Holding Co. Inc.	862	56,418
Fenix Parts Inc.(a)	793	5,297
Genuine Parts Co.	10,381	860,481
LKQ Corp.(a)	22,486	637,703
Pool Corp.	3,170	229,191
VOXX International Corp.(a)	71	527
Weyco Group Inc.	21	568

		1,790,185

DIVERSIFIED CONSUMER SERVICES - 0.27%
2U Inc.(a)(b)	1,726	61,963
Bright Horizons Family Solutions Inc.(a)	2,722	174,861
Capella Education Co.	957	47,391
Carriage Services Inc.	194	4,188
Chegg Inc.(a)(b)	2,119	15,278
Collectors Universe Inc.	457	6,892
Grand Canyon Education Inc.(a)	3,523	133,839
H&R Block Inc.	19,019	688,488
Houghton Mifflin Harcourt Co.(a)	684	13,892
Liberty Tax Inc.	601	13,997
LifeLock Inc.(a)(b)	6,875	60,225
Service Corp. International/U.S.	15,026	407,205
ServiceMaster Global Holdings Inc.(a)	7,498	251,558
Sotheby’s	4,547	145,413
Steiner Leisure Ltd.(a)	958	60,526
Strayer Education Inc.(a)(b)	344	18,910
Weight Watchers International Inc.(a)(b)	1,715	10,942

		2,115,568

DIVERSIFIED FINANCIAL SERVICES - 0.77%
Berkshire Hathaway Inc. Class B(a)	8,899	1,160,430
CBOE Holdings Inc.	6,199	415,829
GAIN Capital Holdings Inc.	368	2,679
Intercontinental Exchange Inc.	2,930	688,521
Leucadia National Corp.	3,199	64,812
MarketAxess Holdings Inc.	2,743	254,770
McGraw Hill Financial Inc.	20,169	1,744,618
Moody’s Corp.	13,053	1,281,804
MSCI Inc.	8,329	495,242

Schedule of Investments (Unaudited) (Continued)

iShares® Core U.S. Growth ETF

September 30, 2015

On Deck Capital Inc.(a)(b)	851	8,425
Resource America Inc. Class A	183	1,217

		6,118,347

DIVERSIFIED TELECOMMUNICATION SERVICES - 1.90%
8x8 Inc.(a)	2,027	16,763
AT&T Inc.	65,820	2,144,416
Cogent Communications Holdings Inc.	3,329	90,416
Consolidated Communications Holdings Inc.	2,480	47,790
Fairpoint Communications Inc.(a)	1,749	26,952
General Communication Inc. Class A(a)	2,833	48,898
IDT Corp. Class B	187	2,674
inContact Inc.(a)(b)	4,379	32,886
Inteliquent Inc.	1,024	22,866
Intelsat SA(a)(b)	463	2,977
Level 3 Communications Inc.(a)	2,512	109,749
Lumos Networks Corp.	1,616	19,650
Pacific DataVision Inc.(a)(b)	639	19,106
Straight Path Communications Inc. Class B(a)(b)	664	26,832
Verizon Communications Inc.	278,245	12,106,440
Vonage Holdings Corp.(a)	1,420	8,350
Windstream Holdings Inc.(b)	7,620	46,787
Zayo Group Holdings Inc.(a)	9,081	230,294

		15,003,846

ELECTRIC UTILITIES - 0.02%
Genie Energy Ltd. Class B	211	1,736
ITC Holdings Corp.	4,181	139,395
Spark Energy Inc. Class A	9	149

		141,280

ELECTRICAL EQUIPMENT - 0.60%
Acuity Brands Inc.	3,198	561,505
Allied Motion Technologies Inc.	448	7,961
AMETEK Inc.	17,813	931,976
AZZ Inc.	1,851	90,125
Babcock & Wilcox Enterprises Inc.(a)	788	13,238
Emerson Electric Co.	33,827	1,494,139
Encore Wire Corp.	1,272	41,556
EnerSys	902	48,329
Enphase Energy Inc.(a)(b)	2,679	9,912
Franklin Electric Co. Inc.	3,391	92,337
FuelCell Energy Inc.(a)(b)	5,277	3,878
Generac Holdings Inc.(a)(b)	5,016	150,931
General Cable Corp.	3,281	39,044
Hubbell Inc. Class B	571	48,507
Plug Power Inc.(a)(b)	7,533	13,785
Power Solutions International Inc.(a)(b)	266	6,041
PowerSecure International Inc.(a)	279	3,214
Regal Beloit Corp.	180	10,161
Rockwell Automation Inc.	9,918	1,006,380
Solarcity Corp.(a)(b)	4,327	184,806
Sunrun Inc.(a)	155	1,607
Thermon Group Holdings Inc.(a)	337	6,925
Vicor Corp.(a)	1,036	10,567

		4,776,924

Schedule of Investments (Unaudited) (Continued)

iShares® Core U.S. Growth ETF

September 30, 2015

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.51%
Amphenol Corp. Class A	22,733	1,158,474
Badger Meter Inc.	1,046	60,731
Belden Inc.	3,159	147,494
CDW Corp./DE	9,648	394,217
Cognex Corp.	6,444	221,480
Coherent Inc.(a)	158	8,643
Daktronics Inc.	606	5,254
DTS Inc./CA(a)	1,113	29,717
FARO Technologies Inc.(a)(b)	274	9,590
FEI Co.	3,079	224,890
Fitbit Inc.(a)	2,081	78,426
FLIR Systems Inc.	6,460	180,815
Ingram Micro Inc. Class A	637	17,352
InvenSense Inc.(a)(b)	5,636	52,358
IPG Photonics Corp.(a)(b)	2,516	191,141
Jabil Circuit Inc.	2,648	59,236
Keysight Technologies Inc.(a)	10,382	320,181
Littelfuse Inc.	1,431	130,436
Mesa Laboratories Inc.	196	21,834
Methode Electronics Inc.	2,926	93,339
MTS Systems Corp.	1,048	62,995
National Instruments Corp.	1,820	50,578
Newport Corp.(a)	979	13,461
OSI Systems Inc.(a)	355	27,321
Plexus Corp.(a)	1,027	39,622
RealD Inc.(a)	3,106	29,849
Rofin-Sinar Technologies Inc.(a)	238	6,171
Rogers Corp.(a)	381	20,262
Trimble Navigation Ltd.(a)	1,012	16,617
Universal Display Corp.(a)(b)	2,885	97,801
Zebra Technologies Corp. Class A(a)	3,771	288,670

		4,058,955

ENERGY EQUIPMENT & SERVICES - 0.16%
Fairmount Santrol Holdings Inc.(a)	4,184	11,297
FMC Technologies Inc.(a)	10,994	340,814
ION Geophysical Corp.(a)	2,041	796
Oceaneering International Inc.	1,260	49,493
PHI Inc.(a)	58	1,095
RigNet Inc.(a)(b)	871	22,211
RPC Inc.	544	4,814
Schlumberger Ltd.	11,324	781,016
U.S. Silica Holdings Inc.(b)	4,122	58,079

		1,269,615

FOOD & STAPLES RETAILING - 2.27%
Casey’s General Stores Inc.	2,856	293,940
Chefs’ Warehouse Inc. (The)(a)	1,513	21,424
Costco Wholesale Corp.	32,351	4,676,984
CVS Health Corp.	76,900	7,419,312
Fairway Group Holdings Corp.(a)(b)	1,611	1,692
Fresh Market Inc. (The)(a)(b)	3,089	69,781
Ingles Markets Inc. Class A	257	12,292
Kroger Co. (The)	72,106	2,600,863
Natural Grocers by Vitamin Cottage Inc.(a)(b)	619	14,045
PriceSmart Inc.	1,426	110,287
Rite Aid Corp.(a)(b)	42,914	260,488
Sprouts Farmers Market Inc.(a)(b)	11,202	236,362
Sysco Corp.	13,732	535,136
United Natural Foods Inc.(a)	3,363	163,139
Walgreens Boots Alliance Inc.	9,583	796,347
Whole Foods Market Inc.	24,202	765,993

		17,978,085

Schedule of Investments (Unaudited) (Continued)

iShares® Core U.S. Growth ETF

September 30, 2015

FOOD PRODUCTS - 1.68%
Alico Inc.	59	2,395
Amplify Snack Brands Inc.(a)	638	6,831
Arcadia Biosciences Inc.(a)	218	665
B&G Foods Inc.	3,990	145,435
Blue Buffalo Pet Products Inc.(a)	1,844	33,020
Boulder Brands Inc.(a)(b)	3,930	32,187
Cal-Maine Foods Inc.	2,301	125,658
Calavo Growers Inc.	1,039	46,381
Campbell Soup Co.	7,494	379,796
ConAgra Foods Inc.	4,229	171,317
Dean Foods Co.	3,163	52,253
Diamond Foods Inc.(a)	1,825	56,319
Farmer Bros. Co.(a)	594	16,186
Flowers Foods Inc.	11,314	279,908
Freshpet Inc.(a)(b)	1,494	15,687
General Mills Inc.	43,846	2,461,076
Hain Celestial Group Inc. (The)(a)(b)	7,504	387,206
Hershey Co. (The)	10,750	987,710
Hormel Foods Corp.	9,913	627,592
Ingredion Inc.	638	55,704
Inventure Foods Inc.(a)(b)	1,813	16,099
J&J Snack Foods Corp.	1,127	128,095
John B Sanfilippo & Son Inc.	165	8,458
Kellogg Co.	16,561	1,102,134
Keurig Green Mountain Inc.	9,531	496,946
Kraft Heinz Co. (The)	43,531	3,072,418
Lancaster Colony Corp.	898	87,537
Landec Corp.(a)	420	4,901
Lifeway Foods Inc.(a)	354	3,710
Limoneira Co.	853	14,271
McCormick & Co. Inc./MD	9,409	773,232
Mead Johnson Nutrition Co.	14,913	1,049,875
Pilgrim’s Pride Corp.(b)	601	12,489
Seaboard Corp.(a)(b)	1	3,079
Tootsie Roll Industries Inc.	472	14,769
Tyson Foods Inc. Class A	1,187	51,160
WhiteWave Foods Co. (The)(a)	12,944	519,702

		13,242,201

HEALTH CARE EQUIPMENT & SUPPLIES - 2.07%
Abaxis Inc.	1,665	73,243
ABIOMED Inc.(a)	3,060	283,846
Accuray Inc.(a)	6,417	32,053
Alere Inc.(a)	3,987	191,974
Align Technology Inc.(a)	5,962	338,403
Analogic Corp.	64	5,251
Anika Therapeutics Inc.(a)	776	24,700
Antares Pharma Inc.(a)	10,139	17,236
AtriCure Inc.(a)	1,673	36,655
Atrion Corp.	109	40,871
Baxter International Inc.	25,454	836,164
Becton Dickinson and Co.	15,414	2,044,821
Boston Scientific Corp.(a)	7,653	125,586
Cantel Medical Corp.	2,480	140,616
Cardiovascular Systems Inc.(a)	2,100	33,264
Cerus Corp.(a)(b)	6,804	30,890
ConforMIS Inc.(a)	636	11,484
Cooper Companies Inc. (The)	2,424	360,837
Corindus Vascular Robotics Inc.(a)	1,649	5,095
CR Bard Inc.	5,479	1,020,792

Schedule of Investments (Unaudited) (Continued)

iShares® Core U.S. Growth ETF

September 30, 2015

Cutera Inc.(a)	697	9,117
Cyberonics Inc.(a)	1,871	113,719
Cynosure Inc. Class A(a)	1,474	44,279
DENTSPLY International Inc.	2,633	133,151
DexCom Inc.(a)	5,873	504,256
Edwards Lifesciences Corp.(a)	7,919	1,125,844
EndoChoice Holdings Inc.(a)	404	4,588
Endologix Inc.(a)	5,160	63,262
Entellus Medical Inc.(a)	216	3,892
GenMark Diagnostics Inc.(a)(b)	2,878	22,650
Glaukos Corp.(a)	424	10,255
Globus Medical Inc. Class A(a)	5,001	103,321
Haemonetics Corp.(a)	1,812	58,564
HeartWare International Inc.(a)(b)	1,307	68,369
Hill-Rom Holdings Inc.	3,789	196,990
Hologic Inc.(a)	18,150	710,209
ICU Medical Inc.(a)	657	71,941
IDEXX Laboratories Inc.(a)(b)	6,913	513,290
Inogen Inc.(a)	1,123	54,522
Insulet Corp.(a)	4,305	111,543
Integra LifeSciences Holdings Corp.(a)(b)	950	56,573
Intuitive Surgical Inc.(a)	2,710	1,245,462
InVivo Therapeutics Holdings Corp.(a)(b)	1,928	16,619
Invuity Inc.(a)	283	3,967
iRadimed Corp.(a)	127	3,094
K2M Group Holdings Inc.(a)	1,269	23,603
Lantheus Holdings Inc.(a)	753	3,235
LDR Holding Corp.(a)	1,887	65,158
LeMaitre Vascular Inc.	334	4,071
Masimo Corp.(a)	3,284	126,631
Meridian Bioscience Inc.	2,495	42,665
Natus Medical Inc.(a)(b)	2,447	96,534
Neogen Corp.(a)	2,701	121,518
Nevro Corp.(a)	1,264	58,637
NuVasive Inc.(a)	3,529	170,168
NxStage Medical Inc.(a)	4,792	75,570
OraSure Technologies Inc.(a)	236	1,048
Oxford Immunotec Global PLC(a)	1,602	21,627
Quidel Corp.(a)(b)	855	16,142
ResMed Inc.	10,433	531,666
Rockwell Medical Inc.(a)(b)	3,280	25,289
RTI Surgical Inc.(a)	3,481	19,772
SeaSpine Holdings Corp.(a)	258	4,180
Second Sight Medical Products Inc.(a)(b)	840	4,981
Sientra Inc.(a)	586	5,948
Sirona Dental Systems Inc.(a)	4,077	380,547
Spectranetics Corp. (The)(a)(b)	3,273	38,589
St. Jude Medical Inc.	11,699	738,090
STAAR Surgical Co.(a)(b)	2,710	21,030
STERIS Corp.	4,378	284,439
Stryker Corp.	12,609	1,186,507
SurModics Inc.(a)	178	3,888
Tandem Diabetes Care Inc.(a)(b)	1,260	11,101
Thoratec Corp.(a)	3,958	250,383
TransEnterix Inc.(a)	193	436
Unilife Corp.(a)(b)	7,747	7,591
Utah Medical Products Inc.	228	12,282
Varian Medical Systems Inc.(a)	7,308	539,184
Vascular Solutions Inc.(a)	1,202	38,957
Veracyte Inc.(a)(b)	1,227	5,755
West Pharmaceutical Services Inc.	5,243	283,751
Wright Medical Group Inc.(a)	1,947	40,926
Wright Medical Group NV(a)	1,457	29,708
Zeltiq Aesthetics Inc.(a)	2,334	74,758
Zimmer Biomet Holdings Inc.	784	73,641

		16,343,264

Schedule of Investments (Unaudited) (Continued)

iShares® Core U.S. Growth ETF

September 30, 2015

HEALTH CARE PROVIDERS & SERVICES - 3.75%
AAC Holdings Inc.(a)(b)	584	12,994
Acadia Healthcare Co. Inc.(a)(b)	3,768	249,705
Aceto Corp.	1,848	50,728
Addus HomeCare Corp.(a)	23	716
Adeptus Health Inc. Class A(a)(b)	443	35,777
Aetna Inc.	6,331	692,675
Air Methods Corp.(a)(b)	2,959	100,872
Alliance HealthCare Services Inc.(a)	162	1,581
Amedisys Inc.(a)	1,645	62,461
AmerisourceBergen Corp.	16,151	1,534,183
AMN Healthcare Services Inc.(a)	3,488	104,675
AmSurg Corp.(a)	851	66,131
Anthem Inc.	3,841	537,740
BioTelemetry Inc.(a)	1,933	23,660
Brookdale Senior Living Inc.(a)	2,908	66,768
Capital Senior Living Corp.(a)	2,267	45,453
Cardinal Health Inc.	21,970	1,687,735
Centene Corp.(a)	8,697	471,638
Chemed Corp.	1,241	165,636
Cigna Corp.	18,925	2,555,254
Civitas Solutions Inc.(a)	962	22,049
CorVel Corp.(a)	596	19,251
Cross Country Healthcare Inc.(a)	1,456	19,816
DaVita HealthCare Partners Inc.(a)	3,719	268,995
Diplomat Pharmacy Inc.(a)(b)	2,650	76,135
Ensign Group Inc. (The)	1,711	72,940
Envision Healthcare Holdings Inc.(a)	13,745	505,679
ExamWorks Group Inc.(a)	2,994	87,545
Express Scripts Holding Co.(a)	41,711	3,376,923
Genesis Healthcare Inc.(a)	1,280	7,846
HCA Holdings Inc.(a)	1,836	142,033
Health Net Inc./CA(a)	911	54,860
HealthEquity Inc.(a)	2,653	78,396
HealthSouth Corp.	6,675	256,120
Henry Schein Inc.(a)	6,178	819,944
Humana Inc.	10,191	1,824,189
IPC Healthcare Inc.(a)	827	64,250
Laboratory Corp. of America Holdings(a)	2,442	264,884
Landauer Inc.	819	30,295
LHC Group Inc.(a)	48	2,149
LifePoint Health Inc.(a)	336	23,822
McKesson Corp.	17,025	3,150,136
MEDNAX Inc.(a)	3,946	303,013
Molina Healthcare Inc.(a)	2,878	198,150
National Research Corp. Class A	583	6,961
Nobilis Health Corp.(a)(b)	2,327	12,147
Patterson Companies Inc.	3,455	149,429
Premier Inc.(a)(b)	2,734	93,968
Providence Service Corp. (The)(a)	1,001	43,624
RadNet Inc.(a)	2,130	11,822
Select Medical Holdings Corp.	7,199	77,677
Surgical Care Affiliates Inc.(a)	1,476	48,250
Team Health Holdings Inc.(a)	5,247	283,495
Teladoc Inc.(a)	538	11,990
Tenet Healthcare Corp.(a)(b)	7,253	267,781
Trupanion Inc.(a)(b)	1,027	7,754
U.S. Physical Therapy Inc.	990	44,441

Schedule of Investments (Unaudited) (Continued)

iShares® Core U.S. Growth ETF

September 30, 2015

UnitedHealth Group Inc.	66,485	7,712,925
Universal Health Services Inc. Class B	1,216	151,769
VCA Inc.(a)	5,654	297,683
WellCare Health Plans Inc.(a)	3,197	275,517

		29,633,035

HEALTH CARE TECHNOLOGY - 0.36%
Allscripts Healthcare Solutions Inc.(a)	4,093	50,753
athenahealth Inc.(a)(b)	2,834	377,914
Castlight Health Inc.(a)	2,441	10,252
Cerner Corp.(a)	22,025	1,320,619
Computer Programs & Systems Inc.	817	34,420
Connecture Inc.(a)	359	1,637
Evolent Health Inc.(a)	753	12,016
HealthStream Inc.(a)	1,842	40,174
HMS Holdings Corp.(a)	6,220	54,549
Imprivata Inc.(a)	797	14,163
IMS Health Holdings Inc.(a)	9,762	284,074
Inovalon Holdings Inc.(a)(b)	1,847	38,473
MedAssets Inc.(a)	4,208	84,413
Medidata Solutions Inc.(a)	4,102	172,735
Merge Healthcare Inc.(a)	5,589	39,682
Omnicell Inc.(a)	2,748	85,463
Press Ganey Holdings Inc.(a)(b)	764	22,607
Quality Systems Inc.	3,480	43,430
Veeva Systems Inc.(a)(b)	5,183	121,334
Vocera Communications Inc.(a)	1,054	12,026

		2,820,734

HOTELS, RESTAURANTS & LEISURE - 3.62%
Aramark	12,937	383,453
BJ’s Restaurants Inc.(a)(b)	1,583	68,116
Bloomin’ Brands Inc.	9,026	164,093
Bob Evans Farms Inc./DE	147	6,372
Bojangles’ Inc.(a)	598	10,106
Boyd Gaming Corp.(a)	5,813	94,752
Bravo Brio Restaurant Group Inc.(a)	1,324	14,921
Brinker International Inc.	4,517	237,910
Buffalo Wild Wings Inc.(a)	1,400	270,802
Carrols Restaurant Group Inc.(a)	2,224	26,466
Cheesecake Factory Inc. (The)	3,670	198,033
Chipotle Mexican Grill Inc.(a)	2,283	1,644,331
Choice Hotels International Inc.	2,567	122,318
Churchill Downs Inc.	992	132,739
Chuy’s Holdings Inc.(a)	1,369	38,880
ClubCorp Holdings Inc.	3,182	68,286
Cracker Barrel Old Country Store Inc.(b)	1,299	191,317
Darden Restaurants Inc.	1,838	125,976
Dave & Buster’s Entertainment Inc.(a)	1,658	62,722
Del Frisco’s Restaurant Group Inc.(a)	132	1,833
Denny’s Corp.(a)	4,125	45,499
Diamond Resorts International Inc.(a)	3,051	71,363
DineEquity Inc.	1,171	107,334
Domino’s Pizza Inc.	4,088	441,136
Dunkin’ Brands Group Inc.	7,065	346,185
El Pollo Loco Holdings Inc.(a)(b)	981	10,575
Eldorado Resorts Inc.(a)	1,080	9,742
Empire Resorts Inc.(a)(b)	1,063	4,475
Extended Stay America Inc.	4,351	73,010
Fiesta Restaurant Group Inc.(a)	2,046	92,827
Fogo De Chao Inc.(a)	302	4,710

Schedule of Investments (Unaudited) (Continued)

iShares® Core U.S. Growth ETF

September 30, 2015

Habit Restaurants Inc. (The)(a)(b)	831	17,792
Hilton Worldwide Holdings Inc.	38,276	878,051
International Game Technology PLC(b)	4,606	70,610
Interval Leisure Group Inc.	2,859	52,491
Isle of Capri Casinos Inc.(a)	1,519	26,491
Jack in the Box Inc.	2,752	212,014
Jamba Inc.(a)(b)	1,215	17,314
Kona Grill Inc.(a)(b)	291	4,583
Krispy Kreme Doughnuts Inc.(a)	5,014	73,355
La Quinta Holdings Inc.(a)	6,836	107,872
Las Vegas Sands Corp.	26,877	1,020,520
Marriott International Inc./MD Class A	15,426	1,052,053
Marriott Vacations Worldwide Corp.	1,065	72,569
McDonald’s Corp.	70,473	6,943,705
MGM Resorts International(a)	2,248	41,476
Monarch Casino & Resort Inc.(a)	32	575
Morgans Hotel Group Co.(a)	562	1,866
Noodles & Co.(a)(b)	774	10,960
Norwegian Cruise Line Holdings Ltd.(a)	8,948	512,720
Panera Bread Co. Class A(a)	1,853	358,389
Papa John’s International Inc.	2,109	144,424
Papa Murphy’s Holdings Inc.(a)(b)	822	12,067
Penn National Gaming Inc.(a)	405	6,796
Pinnacle Entertainment Inc.(a)	2,403	81,318
Planet Fitness Inc. Class A(a)	669	11,465
Popeyes Louisiana Kitchen Inc.(a)	1,703	95,981
Potbelly Corp.(a)(b)	1,685	18,552
Red Robin Gourmet Burgers Inc.(a)	1,010	76,497
Ruth’s Hospitality Group Inc.	1,635	26,552
Scientific Games Corp. Class A(a)(b)	3,669	38,341
SeaWorld Entertainment Inc.	5,205	92,701
Shake Shack Inc. Class A(a)(b)	349	16,543
Six Flags Entertainment Corp.	5,235	239,658
Sonic Corp.	2,686	61,644
Starbucks Corp.	110,322	6,270,702
Starwood Hotels & Resorts Worldwide Inc.	12,610	838,313
Texas Roadhouse Inc.	5,126	190,687
Vail Resorts Inc.	2,663	278,763
Wingstop Inc.(a)	399	9,567
Wyndham Worldwide Corp.	8,877	638,256
Wynn Resorts Ltd.	5,365	284,989
Yum! Brands Inc.	31,761	2,539,292
Zoe’s Kitchen Inc.(a)(b)	1,414	55,839

		28,574,635

HOUSEHOLD DURABLES - 0.64%
Bassett Furniture Industries Inc.	395	11,001
Cavco Industries Inc.(a)	485	33,024
Century Communities Inc.(a)	28	556
DR Horton Inc.	9,933	291,633
GoPro Inc.(a)(b)	6,503	203,024
Harman International Industries Inc.	5,269	505,771
Helen of Troy Ltd.(a)	857	76,530
Hooker Furniture Corp.	44	1,036
Installed Building Products Inc.(a)	1,443	36,479
iRobot Corp.(a)(b)	406	11,831
Jarden Corp.(a)	15,577	761,404
La-Z-Boy Inc.	1,443	38,326
Leggett & Platt Inc.	10,227	421,864
Lennar Corp. Class A	4,979	239,639
Lennar Corp. Class B	265	10,494
LGI Homes Inc.(a)	159	4,323

Schedule of Investments (Unaudited) (Continued)

iShares® Core U.S. Growth ETF

September 30, 2015

Libbey Inc.	1,506	49,111
M/I Homes Inc.(a)	338	7,970
MDC Holdings Inc.	1,007	26,363
Meritage Homes Corp.(a)	197	7,194
Mohawk Industries Inc.(a)	3,196	581,001
New Home Co. Inc. (The)(a)	139	1,800
Newell Rubbermaid Inc.	9,914	393,685
NVR Inc.(a)	299	456,041
Ryland Group Inc. (The)	1,204	49,159
Skullcandy Inc.(a)	553	3,058
Tempur Sealy International Inc.(a)	4,448	317,721
Toll Brothers Inc.(a)	4,499	154,046
TopBuild Corp.(a)	2,832	87,707
TRI Pointe Group Inc.(a)	984	12,880
Tupperware Brands Corp.	3,464	171,433
Universal Electronics Inc.(a)	1,073	45,098
Whirlpool Corp.	433	63,763
William Lyon Homes Class A(a)(b)	173	3,564
ZAGG Inc.(a)	2,046	13,892

		5,092,421

HOUSEHOLD PRODUCTS - 1.01%
Central Garden & Pet Co. Class A(a)	422	6,798
Church & Dwight Co. Inc.	9,647	809,383
Clorox Co. (The)	7,654	884,267
Colgate-Palmolive Co.	58,337	3,702,066
HRG Group Inc.(a)	2,446	28,692
Kimberly-Clark Corp.	21,244	2,316,446
Orchids Paper Products Co.	186	4,855
Spectrum Brands Holdings Inc.	1,849	169,202
WD-40 Co.	1,063	94,681

		8,016,390

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 0.01%
Calpine Corp.(a)	3,150	45,990
Ormat Technologies Inc.	1,111	37,807
TerraForm Global Inc. Class A(a)	670	4,460
TerraForm Power Inc.	197	2,801
Vivint Solar Inc.(a)(b)	1,197	12,545

		103,603

INDUSTRIAL CONGLOMERATES - 1.00%
3M Co.	46,639	6,612,011
Carlisle Companies Inc.	1,038	90,701
Danaher Corp.	8,495	723,859
Raven Industries Inc.	352	5,966
Roper Technologies Inc.	2,833	443,931

		7,876,468

INSURANCE - 0.48%
Ambac Financial Group Inc.(a)	300	4,341
AmTrust Financial Services Inc.	167	10,518
Aon PLC	20,763	1,839,809
Arthur J Gallagher & Co.	6,823	281,654
Atlas Financial Holdings Inc.(a)	350	6,475
Crawford & Co. Class B	657	3,686
eHealth Inc.(a)	1,309	16,768
Employers Holdings Inc.	1,486	33,123
Erie Indemnity Co. Class A	1,830	151,780

Schedule of Investments (Unaudited) (Continued)

iShares® Core U.S. Growth ETF

September 30, 2015

HCI Group Inc.	63	2,443
Heritage Insurance Holdings Inc.(a)	1,110	21,900
Maiden Holdings Ltd.	438	6,080
Markel Corp.(a)	108	86,601
Marsh & McLennan Companies Inc.	23,660	1,235,525
National General Holdings Corp.	429	8,275
National Interstate Corp.	156	4,162
Patriot National Inc.(a)	782	12,379
State National Companies Inc.	443	4,142
Third Point Reinsurance Ltd.(a)(b)	578	7,774
Universal Insurance Holdings Inc.	2,443	72,166

		3,809,601

INTERNET & CATALOG RETAIL - 3.19%
1-800-Flowers.com Inc. Class A(a)(b)	1,836	16,708
Amazon.com Inc.(a)	28,022	14,344,182
Blue Nile Inc.(a)	788	26,430
Etsy Inc.(a)(b)	1,442	19,741
Expedia Inc.	7,243	852,356
Groupon Inc.(a)(b)	36,677	119,567
HSN Inc.	2,465	141,097
Lands’ End Inc.(a)(b)	363	9,805
Liberty Interactive Corp. QVC Group Series A(a)	14,724	386,210
Liberty TripAdvisor Holdings Inc. Class A(a)	1,605	35,583
Liberty Ventures Series A(a)	10,532	424,966
Netflix Inc.(a)(b)	31,225	3,224,293
NutriSystem Inc.	2,072	54,949
Overstock.com Inc.(a)	814	13,968
PetMed Express Inc.	1,488	23,957
Priceline Group Inc. (The)(a)	3,813	4,716,147
Shutterfly Inc.(a)(b)	1,837	65,673
Travelport Worldwide Ltd.(b)	5,433	71,824
TripAdvisor Inc.(a)(b)	8,301	523,129
Wayfair Inc. Class A(a)(b)	1,457	51,082
zulily Inc. Class A(a)	4,774	83,068

		25,204,735

INTERNET SOFTWARE & SERVICES - 6.53%
Akamai Technologies Inc.(a)	13,157	908,622
Alarm.com Holdings Inc.(a)	459	5,350
Alphabet Inc. Class A(a)	21,192	13,528,337
Alphabet Inc. Class C(a)	21,626	13,157,691
Amber Road Inc.(a)(b)	1,927	8,132
Angie’s List Inc.(a)(b)	2,961	14,923
Apigee Corp.(a)(b)	382	4,030
Appfolio Inc.(a)	321	5,408
Bazaarvoice Inc.(a)	1,861	8,393
Benefitfocus Inc.(a)(b)	579	18,094
Box Inc. Class A(a)(b)	1,070	13,461
Brightcove Inc.(a)	1,925	9,471
Carbonite Inc.(a)	1,468	16,339
Care.com Inc.(a)	671	3,449
ChannelAdvisor Corp.(a)(b)	1,435	14,264
Cimpress NV(a)(b)	2,444	186,013
comScore Inc.(a)	2,534	116,944
Constant Contact Inc.(a)	2,447	59,315
Cornerstone OnDemand Inc.(a)	3,957	130,581
CoStar Group Inc.(a)(b)	2,374	410,844
Coupons.com Inc.(a)(b)	4,421	39,789
Cvent Inc.(a)(b)	1,690	56,885
Dealertrack Technologies Inc.(a)	1,220	77,055

Schedule of Investments (Unaudited) (Continued)

iShares® Core U.S. Growth ETF

September 30, 2015

Demandware Inc.(a)	2,447	126,461
DHI Group Inc.(a)	858	6,272
EarthLink Holdings Corp.	7,526	58,552
eBay Inc.(a)	89,337	2,183,396
Endurance International Group Holdings Inc.(a)(b)	4,288	57,288
Envestnet Inc.(a)(b)	2,557	76,633
Everyday Health Inc.(a)	1,426	13,034
Facebook Inc. Class A(a)	159,086	14,301,831
Five9 Inc.(a)	2,357	8,721
GoDaddy Inc. Class A(a)(b)	1,705	42,983
Gogo Inc.(a)(b)	4,289	65,536
GrubHub Inc.(a)(b)	5,471	133,164
GTT Communications Inc.(a)	1,792	41,682
HomeAway Inc.(a)(b)	2,239	59,423
Hortonworks Inc.(a)(b)	681	14,907
IAC/InterActiveCorp	5,375	350,826
Internap Corp.(a)	4,005	24,551
IntraLinks Holdings Inc.(a)(b)	1,601	13,272
j2 Global Inc.	3,522	249,534
LinkedIn Corp. Class A(a)	8,049	1,530,356
LivePerson Inc.(a)	3,968	29,998
LogMeIn Inc.(a)(b)	1,833	124,937
Marin Software Inc.(a)	268	839
Marketo Inc.(a)(b)	2,525	71,761
MaxPoint Interactive Inc.(a)	484	1,975
New Relic Inc.(a)(b)	546	20,808
NIC Inc.	5,045	89,347
OPOWER Inc.(a)(b)	1,881	16,760
Pandora Media Inc.(a)	15,425	329,170
Q2 Holdings Inc.(a)	1,420	35,102
Rackspace Hosting Inc.(a)	8,982	221,676
Reis Inc.	419	9,490
RetailMeNot Inc.(a)	169	1,393
SciQuest Inc.(a)	1,172	11,720
Shutterstock Inc.(a)(b)	1,435	43,394
SPS Commerce Inc.(a)	1,230	83,505
Stamps.com Inc.(a)	1,038	76,822
TechTarget Inc.(a)	407	3,468
Textura Corp.(a)(b)	1,582	40,879
Travelzoo Inc.(a)	478	3,953
TrueCar Inc.(a)(b)	3,548	18,485
Twitter Inc.(a)(b)	41,617	1,121,162
VeriSign Inc.(a)(b)	7,668	541,054
Web.com Group Inc.(a)	3,187	67,182
WebMD Health Corp.(a)(b)	2,899	115,496
Wix.com Ltd.(a)	1,374	23,935
Xactly Corp.(a)	440	3,431
XO Group Inc.(a)	1,889	26,692
Xoom Corp.(a)	2,510	62,449
Yelp Inc.(a)(b)	4,748	102,842
Zillow Group Inc. Class A(a)(b)	1,886	54,185
Zillow Group Inc. Class C(a)(b)	3,772	101,844

		51,607,566

IT SERVICES - 5.98%
6D Global Technologies Inc.(a)	634	1,845
Accenture PLC Class A	46,178	4,537,450
Alliance Data Systems Corp.(a)(b)	4,570	1,183,539
Automatic Data Processing Inc.	27,747	2,229,749
Black Knight Financial Services Inc. Class A(a)	1,312	42,706
Blackhawk Network Holdings Inc.(a)	3,980	168,712
Booz Allen Hamilton Holding Corp.	6,870	180,063

Schedule of Investments (Unaudited) (Continued)

iShares® Core U.S. Growth ETF

September 30, 2015

Broadridge Financial Solutions Inc.	8,770	485,419
Cardtronics Inc.(a)	3,399	111,147
Cass Information Systems Inc.	462	22,698
Cognizant Technology Solutions Corp. Class A(a)	44,882	2,810,062
CoreLogic Inc./U.S.(a)	2,951	109,866
CSG Systems International Inc.	2,365	72,842
Datalink Corp.(a)	80	478
DST Systems Inc.	2,073	217,955
EPAM Systems Inc.(a)	3,563	265,515
Euronet Worldwide Inc.(a)	3,778	279,912
EVERTEC Inc.	4,961	89,645
ExlService Holdings Inc.(a)	2,255	83,277
Fidelity National Information Services Inc.	9,028	605,598
Fiserv Inc.(a)	17,410	1,507,880
FleetCor Technologies Inc.(a)	6,745	928,247
Forrester Research Inc.	791	24,869
Gartner Inc.(a)	6,097	511,721
Genpact Ltd.(a)	11,619	274,325
Global Payments Inc.	4,879	559,768
Hackett Group Inc. (The)	1,714	23,567
Heartland Payment Systems Inc.	2,684	169,119
International Business Machines Corp.	37,055	5,371,863
Jack Henry & Associates Inc.	6,003	417,869
Leidos Holdings Inc.	419	17,309
Lionbridge Technologies Inc.(a)	4,311	21,296
Luxoft Holding Inc.(a)(b)	1,319	83,480
MasterCard Inc. Class A	73,497	6,623,550
MAXIMUS Inc.	4,909	292,380
NeuStar Inc. Class A(a)(b)	964	26,230
Paychex Inc.	20,787	990,085
PayPal Holdings Inc.(a)	89,422	2,775,659
Perficient Inc.(a)	2,046	31,570
PFSweb Inc.(a)	822	11,689
Sabre Corp.	8,298	225,540
Science Applications International Corp.	3,353	134,824
ServiceSource International Inc.(a)	2,465	9,860
Syntel Inc.(a)	2,242	101,585
TeleTech Holdings Inc.	630	16,878
Teradata Corp.(a)(b)	7,708	223,224
Total System Services Inc.	12,244	556,245
Unisys Corp.(a)(b)	2,535	30,166
Vantiv Inc. Class A(a)	10,634	477,679
VeriFone Systems Inc.(a)	8,329	230,963
Virtusa Corp.(a)	2,145	110,060
Visa Inc. Class A(b)	143,905	10,024,422
Western Union Co. (The)	38,142	700,287
WEX Inc.(a)	2,869	249,144

		47,251,831

LEISURE PRODUCTS - 0.20%
Arctic Cat Inc.	355	7,874
Black Diamond Inc.(a)	73	459
Brunswick Corp./DE	4,988	238,875
Escalade Inc.	170	2,686
Hasbro Inc.	6,624	477,855
JAKKS Pacific Inc.(a)(b)	143	1,218
Malibu Boats Inc. Class A(a)(b)	1,282	17,922
Marine Products Corp.	365	2,533
MCBC Holdings Inc.(a)	352	4,561
Nautilus Inc.(a)	2,281	34,215
Performance Sports Group Ltd.(a)	225	3,020
Polaris Industries Inc.	4,918	589,521
Smith & Wesson Holding Corp.(a)(b)	3,889	65,607
Sturm Ruger & Co. Inc.	1,394	81,814
Vista Outdoor Inc.(a)	604	26,836

		1,554,996

Schedule of Investments (Unaudited) (Continued)

iShares® Core U.S. Growth ETF

September 30, 2015

LIFE SCIENCES TOOLS & SERVICES - 0.75%
Accelerate Diagnostics Inc.(a)(b)	1,603	25,936
Affymetrix Inc.(a)(b)	2,026	17,302
Albany Molecular Research Inc.(a)(b)	1,833	31,931
Bio-Techne Corp.	1,106	102,261
Bruker Corp.(a)	8,089	132,902
Cambrex Corp.(a)	2,294	91,026
Charles River Laboratories International Inc.(a)	3,472	220,541
Fluidigm Corp.(a)	2,304	18,685
Furiex Pharmaceuticals Inc.	294	2,940
Illumina Inc.(a)(b)	10,613	1,865,978
INC Research Holdings Inc.(a)	959	38,360
Luminex Corp.(a)	213	3,602
Mettler-Toledo International Inc.(a)	2,051	584,002
NanoString Technologies Inc.(a)(b)	1,208	19,328
NeoGenomics Inc.(a)	3,921	22,467
Pacific Biosciences of California Inc.(a)(b)	4,001	14,644
PAREXEL International Corp.(a)	4,088	253,129
PerkinElmer Inc.	1,276	58,645
PRA Health Sciences Inc.(a)(b)	1,447	56,187
Quintiles Transnational Holdings Inc.(a)	5,484	381,522
Sequenom Inc.(a)(b)	8,050	14,087
Thermo Fisher Scientific Inc.	9,854	1,204,947
VWR Corp.(a)(b)	1,074	27,591
Waters Corp.(a)	6,098	720,845

		5,908,858

MACHINERY - 1.47%
Accuride Corp.(a)	2,643	7,321
Albany International Corp. Class A	264	7,553
Allison Transmission Holdings Inc.	7,119	190,006
Altra Industrial Motion Corp.	1,529	35,351
American Railcar Industries Inc.(b)	185	6,690
Blount International Inc.(a)	3,550	19,774
Blue Bird Corp.(a)(b)	654	6,514
Caterpillar Inc.	7,773	508,043
CLARCOR Inc.	3,482	166,022
Commercial Vehicle Group Inc.(a)	1,815	7,314
Cummins Inc.	9,931	1,078,308
Deere & Co.	4,388	324,712
Donaldson Co. Inc.	8,975	252,018
Douglas Dynamics Inc.	402	7,984
EnPro Industries Inc.	1,006	39,405
Flowserve Corp.	4,579	188,380
FreightCar America Inc.	439	7,533
Global Brass & Copper Holdings Inc.	1,273	26,109
Gorman-Rupp Co. (The)	339	8,126
Graco Inc.	4,372	293,055
Greenbrier Companies Inc. (The)(b)	1,910	61,330
Harsco Corp.	5,626	51,028
Hillenbrand Inc.	4,638	120,634
Hyster-Yale Materials Handling Inc.	198	11,450
IDEX Corp.	5,196	370,475
Illinois Tool Works Inc.	21,974	1,808,680
Ingersoll-Rand PLC	1,374	69,758
John Bean Technologies Corp.	2,089	79,904

Schedule of Investments (Unaudited) (Continued)

iShares® Core U.S. Growth ETF

September 30, 2015

Kadant Inc.	147	5,735
Lincoln Electric Holdings Inc.	5,065	265,558
Lindsay Corp.(b)	789	53,486
Lydall Inc.(a)	414	11,795
Meritor Inc.(a)	4,216	44,816
Middleby Corp. (The)(a)	4,247	446,742
Milacron Holdings Corp.(a)	445	7,808
Miller Industries Inc./TN	28	547
Mueller Industries Inc.	2,830	83,711
Mueller Water Products Inc. Class A	11,907	91,208
Navistar International Corp.(a)(b)	218	2,773
NN Inc.	2,017	37,315
Nordson Corp.	4,431	278,887
Omega Flex Inc.	202	6,747
PACCAR Inc.	23,570	1,229,647
Parker-Hannifin Corp.	4,654	452,834
Proto Labs Inc.(a)(b)	1,714	114,838
RBC Bearings Inc.(a)	1,723	102,915
Rexnord Corp.(a)(b)	7,440	126,331
Snap-on Inc.	4,301	649,193
Standex International Corp.	659	49,656
Stanley Black & Decker Inc.	1,035	100,374
Sun Hydraulics Corp.	1,679	46,122
Tennant Co.	1,311	73,652
Titan International Inc.	196	1,296
Toro Co. (The)	4,136	291,753
TriMas Corp.(a)(b)	206	3,368
Valmont Industries Inc.	75	7,117
Wabash National Corp.(a)	4,780	50,620
WABCO Holdings Inc.(a)	4,042	423,723
Wabtec Corp./DE	7,134	628,149
Woodward Inc.	3,296	134,147
Xerium Technologies Inc.(a)	785	10,189

		11,586,529

MARINE - 0.01%
Matson Inc.	2,906	111,852

		111,852

MEDIA - 5.17%
AMC Entertainment Holdings Inc. Class A	130	3,275
AMC Networks Inc. Class A(a)	4,411	322,753
Cablevision Systems Corp. Class A	2,121	68,869
Carmike Cinemas Inc.(a)	75	1,507
CBS Corp. Class B NVS	36,154	1,442,545
Central European Media Enterprises Ltd. Class A(a)(b)	3,932	8,493
Charter Communications Inc. Class A(a)(b)	5,534	973,154
Cinemark Holdings Inc.	8,493	275,938
Clear Channel Outdoor Holdings Inc. Class A(a)	1,403	10,003
Comcast Corp. Class A	140,937	8,016,497
Comcast Corp. Class A Special NVS	25,313	1,448,916
Crown Media Holdings Inc. Class A(a)	2,646	14,156
Discovery Communications Inc. Class A(a)(b)	10,364	269,775
Discovery Communications Inc. Class C NVS(a)	18,270	443,778
DISH Network Corp. Class A(a)	10,828	631,706
Entravision Communications Corp. Class A	4,851	32,211
EW Scripps Co. (The) Class A	2,755	48,681
Global Eagle Entertainment Inc.(a)(b)	3,357	38,538
Gray Television Inc.(a)	4,854	61,937
Hemisphere Media Group Inc.(a)(b)	34	462
IMAX Corp.(a)(b)	4,406	148,879

Schedule of Investments (Unaudited) (Continued)

iShares® Core U.S. Growth ETF

September 30, 2015

Interpublic Group of Companies Inc. (The)	30,588	585,148
Journal Media Group Inc.	81	608
Lions Gate Entertainment Corp.	6,915	254,472
Live Nation Entertainment Inc.(a)	10,627	255,473
Loral Space & Communications Inc.(a)	1,026	48,304
Martha Stewart Living Omnimedia Inc. Class A(a)	1,594	9,500
MDC Partners Inc. Class A	1,115	20,549
Morningstar Inc.	1,444	115,895
MSG Networks Inc. Class A	4,510	325,351
National CineMedia Inc.	1,310	17,580
New York Times Co. (The) Class A	2,024	23,903
Nexstar Broadcasting Group Inc. Class A	2,349	111,225
Omnicom Group Inc.	17,961	1,183,630
Reading International Inc. Class A(a)	258	3,269
Regal Entertainment Group Class A	6,034	112,775
Rentrak Corp.(a)(b)	843	45,581
Scripps Networks Interactive Inc. Class A	6,676	328,392
SFX Entertainment Inc.(a)(b)	1,892	965
Sinclair Broadcast Group Inc. Class A	4,761	120,549
Sirius XM Holdings Inc.(a)	170,078	636,092
Starz Series A(a)	6,285	234,682
Time Warner Cable Inc.	20,799	3,730,717
Time Warner Inc.	31,252	2,148,575
Tribune Publishing Co.	1,328	10,412
Twenty-First Century Fox Inc. Class A	62,567	1,688,058
Twenty-First Century Fox Inc. Class B	24,204	655,202
Viacom Inc. Class A	770	34,088
Viacom Inc. Class B NVS	25,542	1,102,137
Walt Disney Co. (The)	124,738	12,748,224
World Wrestling Entertainment Inc. Class A(b)	2,415	40,813

		40,854,242

METALS & MINING - 0.06%
Century Aluminum Co.(a)(b)	220	1,012
Compass Minerals International Inc.	2,532	198,433
Globe Specialty Metals Inc.	4,915	59,619
Handy & Harman Ltd.(a)	29	695
Haynes International Inc.	28	1,060
Kaiser Aluminum Corp.	418	33,544
Olympic Steel Inc.	179	1,781
Real Industry Inc.(a)	1,103	9,728
Royal Gold Inc.	243	11,416
Ryerson Holding Corp.(a)(b)	167	877
Southern Copper Corp.(b)	2,723	72,759
Steel Dynamics Inc.	1,945	33,415
Stillwater Mining Co.(a)(b)	2,854	29,482
SunCoke Energy Inc.	3,369	26,211
Tahoe Resources Inc.	1,196	9,257
Worthington Industries Inc.	812	21,502

		510,791

MULTI-UTILITIES - 0.02%
Dominion Resources Inc./VA	2,152	151,458

		151,458

MULTILINE RETAIL - 0.66%
Big Lots Inc.	3,643	174,573
Burlington Stores Inc.(a)	4,943	252,291
Dillard’s Inc. Class A	208	18,177
Dollar General Corp.	22,312	1,616,281

Schedule of Investments (Unaudited) (Continued)

iShares® Core U.S. Growth ETF

September 30, 2015

Dollar Tree Inc.(a)	16,918	1,127,754
Macy’s Inc.	18,138	930,842
Nordstrom Inc.	10,361	742,987
Ollie’s Bargain Outlet Holdings Inc.(a)	564	9,118
Sears Holdings Corp.(a)(b)	81	1,831
Target Corp.	3,888	305,830
Tuesday Morning Corp.(a)	2,483	13,433

		5,193,117

OIL, GAS & CONSUMABLE FUELS - 0.57%
Cabot Oil & Gas Corp.	30,558	667,998
Carrizo Oil & Gas Inc.(a)	201	6,139
Continental Resources Inc./OK(a)	2,065	59,823
CVR Energy Inc.	438	17,980
Delek U.S. Holdings Inc.	2,352	65,150
Energy Fuels Inc./Canada(a)(b)	1,805	5,253
EOG Resources Inc.	3,467	252,398
Erin Energy Corp.(a)(b)	151	592
Evolution Petroleum Corp.	2,343	13,004
Gener8 Maritime Inc.(a)	63	690
Hallador Energy Co.	205	1,425
HollyFrontier Corp.	2,113	103,199
Isramco Inc.(a)	50	4,967
Magnum Hunter Resources Corp.(a)(b)	13,877	4,718
Marathon Petroleum Corp.	2,965	137,368
Matador Resources Co.(a)	3,285	68,131
Memorial Resource Development Corp.(a)(b)	6,020	105,832
ONEOK Inc.	6,866	221,085
Panhandle Oil and Gas Inc. Class A	576	9,308
Par Petroleum Corp.(a)	1,045	21,767
Parsley Energy Inc. Class A(a)(b)	2,149	32,385
Range Resources Corp.	819	26,306
SemGroup Corp. Class A	3,188	137,849
Solazyme Inc.(a)(b)	5,236	13,614
Synergy Resources Corp.(a)(b)	823	8,065
Targa Resources Corp.	2,014	103,761
Teekay Corp.	1,258	37,287
Tesoro Corp.	573	55,719
Ultra Petroleum Corp.(a)(b)	5,424	34,659
Uranium Energy Corp.(a)(b)	6,711	6,711
Western Refining Inc.	5,193	229,115
Williams Companies Inc. (The)	55,083	2,029,809
World Fuel Services Corp.	893	31,969

		4,514,076

PAPER & FOREST PRODUCTS - 0.20%
Boise Cascade Co.(a)	2,436	61,436
Clearwater Paper Corp.(a)	1,433	67,695
Deltic Timber Corp.	803	48,027
International Paper Co.	29,387	1,110,535
KapStone Paper and Packaging Corp.	6,247	103,138
Louisiana-Pacific Corp.(a)	9,577	136,376
Neenah Paper Inc.	634	36,950
Schweitzer-Mauduit International Inc.	360	12,377
Wausau Paper Corp.	3,061	19,590

		1,596,124

Schedule of Investments (Unaudited) (Continued)

iShares® Core U.S. Growth ETF

September 30, 2015

PERSONAL PRODUCTS - 0.23%
Coty Inc. Class A	6,062	164,038
Estee Lauder Companies Inc. (The) Class A	15,431	1,244,973
Herbalife Ltd.(a)(b)	4,568	248,956
Inter Parfums Inc.	482	11,958
Medifast Inc.(a)	690	18,533
Natural Health Trends Corp.(b)	585	19,118
Nu Skin Enterprises Inc. Class A	887	36,615
Revlon Inc. Class A(a)	241	7,098
Synutra International Inc.(a)	1,243	5,904
USANA Health Sciences Inc.(a)	416	55,757

		1,812,950

PHARMACEUTICALS - 3.36%
Aerie Pharmaceuticals Inc.(a)(b)	1,477	26,202
Agile Therapeutics Inc.(a)	981	6,612
Akorn Inc.(a)	5,741	163,647
Alimera Sciences Inc.(a)	2,956	6,533
Allergan PLC(a)	13,044	3,545,490
Amphastar Pharmaceuticals Inc.(a)	1,509	17,640
ANI Pharmaceuticals Inc.(a)(b)	605	23,904
Aratana Therapeutics Inc.(a)	2,043	17,284
Assembly Biosciences Inc.(a)	994	9,503
BioDelivery Sciences International Inc.(a)(b)	3,131	17,408
Bristol-Myers Squibb Co.	122,558	7,255,434
Carbylan Therapeutics Inc.(a)(b)	1,274	4,548
Catalent Inc.(a)(b)	6,088	147,938
Cempra Inc.(a)	2,261	62,946
Collegium Pharmaceutical Inc.(a)	460	10,171
Corcept Therapeutics Inc.(a)(b)	4,162	15,649
Corium International Inc.(a)	621	5,806
Depomed Inc.(a)	3,597	67,803
Dermira Inc.(a)	461	10,760
DURECT Corp.(a)	8,238	16,064
Eli Lilly & Co.	71,942	6,020,826
Endo International PLC(a)	5,502	381,179
Flex Pharma Inc.(a)	359	4,312
Foamix Pharmaceuticals Ltd.(a)(b)	1,633	11,970
Heska Corp.(a)	416	12,680
IGI Laboratories Inc.(a)(b)	3,380	22,105
Impax Laboratories Inc.(a)	5,227	184,043
Intersect ENT Inc.(a)	1,284	30,046
Intra-Cellular Therapies Inc.(a)	1,634	65,425
Jazz Pharmaceuticals PLC(a)	4,514	599,504
Johnson & Johnson	26,300	2,455,105
Lannett Co. Inc.(a)(b)	1,938	80,466
Mallinckrodt PLC(a)	3,361	214,902
Medicines Co. (The)(a)(b)	467	17,727
Merck & Co. Inc.	23,688	1,169,950
Mylan NV(a)	26,203	1,054,933
Nektar Therapeutics(a)(b)	9,585	105,052
Neos Therapeutics Inc.(a)	364	7,647
Ocular Therapeutix Inc.(a)(b)	1,291	18,152
Omeros Corp.(a)(b)	2,650	29,044
Pacira Pharmaceuticals Inc./DE(a)(b)	2,739	112,573
Paratek Pharmaceuticals Inc.	880	16,720
Pernix Therapeutics Holdings Inc.(a)(b)	3,890	12,292
Perrigo Co. PLC	1,997	314,068
Phibro Animal Health Corp.	1,264	39,980
POZEN Inc.(a)	1,899	11,081
Prestige Brands Holdings Inc.(a)	3,940	177,930
Relypsa Inc.(a)	2,357	43,628
Revance Therapeutics Inc.(a)	1,116	33,212
Sagent Pharmaceuticals Inc.(a)	1,616	24,773
SciClone Pharmaceuticals Inc.(a)(b)	3,679	25,532

Schedule of Investments (Unaudited) (Continued)

iShares® Core U.S. Growth ETF

September 30, 2015

Sucampo Pharmaceuticals Inc. Class A(a)(b)	1,812	36,004
Supernus Pharmaceuticals Inc.(a)	2,730	38,302
Tetraphase Pharmaceuticals Inc.(a)	2,647	19,747
TherapeuticsMD Inc.(a)(b)	9,776	57,287
Theravance Inc.(b)	5,450	39,131
VIVUS Inc.(a)(b)	7,225	11,849
XenoPort Inc.(a)	4,226	14,664
Zoetis Inc.	36,716	1,511,965
Zogenix Inc.(a)	2,036	27,486
ZS Pharma Inc.(a)	1,307	85,818
Zynerba Pharmaceuticals Inc.(a)	235	3,362

		26,573,814

PROFESSIONAL SERVICES - 0.62%
Advisory Board Co. (The)(a)	3,115	141,857
Barrett Business Services Inc.	475	20,392
CEB Inc.	2,462	168,253
Dun & Bradstreet Corp. (The)	790	82,950
Equifax Inc.	8,774	852,657
Exponent Inc.	1,819	81,055
Franklin Covey Co.(a)	95	1,525
FTI Consulting Inc.(a)	241	10,004
GP Strategies Corp.(a)(b)	963	21,976
Heidrick & Struggles International Inc.	55	1,070
Huron Consulting Group Inc.(a)	184	11,506
IHS Inc. Class A(a)	4,317	500,772
Insperity Inc.	1,424	62,556
Kforce Inc.	1,877	49,328
Korn/Ferry International	2,056	67,992
Mistras Group Inc.(a)	646	8,301
Nielsen Holdings PLC	18,688	831,055
On Assignment Inc.(a)	3,770	139,113
Resources Connection Inc.	490	7,384
Robert Half International Inc.	10,009	512,060
RPX Corp.(a)	799	10,962
Towers Watson & Co. Class A	888	104,233
TransUnion(a)	1,849	46,441
TriNet Group Inc.(a)(b)	2,745	46,116
TrueBlue Inc.(a)	3,128	70,286
Verisk Analytics Inc. Class A(a)	12,461	920,993
Volt Information Sciences Inc.(a)(b)	438	3,986
WageWorks Inc.(a)(b)	2,673	120,499

		4,895,322

REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.45%
Alexander’s Inc.(b)	155	57,970
American Assets Trust Inc.	1,803	73,671
American Tower Corp.	31,108	2,736,882
Boston Properties Inc.	10,314	1,221,178
CareTrust REIT Inc.	3,525	40,009
Columbia Property Trust Inc.	1,286	29,835
CoreSite Realty Corp.(b)	1,790	92,078
Crown Castle International Corp.	24,499	1,932,236
CubeSmart	9,540	259,583
CyrusOne Inc.	4,429	144,651
Digital Realty Trust Inc.(b)	5,682	371,148
DuPont Fabros Technology Inc.	1,708	44,203
Easterly Government Properties Inc.(b)	991	15,806
EastGroup Properties Inc.	459	24,869
Empire State Realty Trust Inc. Class A(b)	3,818	65,021
Equinix Inc.(b)	4,185	1,144,179

Schedule of Investments (Unaudited) (Continued)

iShares® Core U.S. Growth ETF

September 30, 2015

Equity Lifestyle Properties Inc.	6,168	361,260
Equity One Inc.	457	11,123
Extra Space Storage Inc.	9,087	701,153
Federal Realty Investment Trust	5,065	691,119
Gaming and Leisure Properties Inc.(b)	1,016	30,175
Healthcare Trust of America Inc. Class A	974	23,873
Inland Real Estate Corp.	2,057	16,662
Iron Mountain Inc.(b)	6,032	187,113
Lamar Advertising Co. Class A	5,896	307,653
LTC Properties Inc.	166	7,083
National Health Investors Inc.(b)	958	55,075
National Storage Affiliates Trust	1,531	20,745
Omega Healthcare Investors Inc.(b)	3,606	126,751
Plum Creek Timber Co. Inc.(b)	5,251	207,467
Post Properties Inc.	1,326	77,292
Potlatch Corp.	2,148	61,841
PS Business Parks Inc.	160	12,701
Public Storage	9,714	2,055,774
QTS Realty Trust Inc. Class A	1,929	84,278
RLJ Lodging Trust(b)	3,527	89,127
Ryman Hospitality Properties Inc.(b)	3,162	155,665
Sabra Health Care REIT Inc.	645	14,951
Saul Centers Inc.	699	36,173
Simon Property Group Inc.	22,889	4,205,167
Sovran Self Storage Inc.	2,273	214,344
Sun Communities Inc.(b)	555	37,607
Tanger Factory Outlet Centers Inc.	7,009	231,087
Taubman Centers Inc.	1,353	93,465
Universal Health Realty Income Trust	362	16,992
Urban Edge Properties	3,959	85,475
Urstadt Biddle Properties Inc. Class A	204	3,823
Welltower Inc.	11,683	791,173
Weyerhaeuser Co.	3,268	89,347

		19,356,853

REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.18%
Altisource Asset Management Corp.(a)	64	1,533
Altisource Portfolio Solutions SA(a)(b)	1,030	24,555
CBRE Group Inc. Class A(a)	21,139	676,448
Consolidated-Tomoka Land Co.	50	2,490
Howard Hughes Corp. (The)(a)	1,187	136,196
Jones Lang LaSalle Inc.	2,389	343,466
Kennedy-Wilson Holdings Inc.	693	15,364
Marcus & Millichap Inc.(a)(b)	996	45,806
Realogy Holdings Corp.(a)(b)	3,909	147,096

		1,392,954

ROAD & RAIL - 1.10%
AMERCO	246	96,794
ArcBest Corp.	620	15,977
Avis Budget Group Inc.(a)	7,721	337,253
Celadon Group Inc.	1,373	21,995
Covenant Transportation Group Inc. Class A(a)	815	14,646
CSX Corp.	18,667	502,142
Genesee & Wyoming Inc. Class A(a)(b)	1,502	88,738
Heartland Express Inc.	3,762	75,014
Hertz Global Holdings Inc.(a)(b)	30,103	503,623
JB Hunt Transport Services Inc.	6,733	480,736
Knight Transportation Inc.	4,562	109,488
Landstar System Inc.	3,291	208,880
Marten Transport Ltd.	184	2,975

Schedule of Investments (Unaudited) (Continued)

iShares® Core U.S. Growth ETF

September 30, 2015

Old Dominion Freight Line Inc.(a)	5,204	317,444
PAM Transportation Services Inc.(a)	215	7,106
Roadrunner Transportation Systems Inc.(a)	787	14,481
Saia Inc.(a)	1,903	58,898
Swift Transportation Co.(a)(b)	6,427	96,534
Union Pacific Corp.	64,363	5,690,333
Universal Truckload Services Inc.	390	6,072
USA Truck Inc.(a)	252	4,342
Werner Enterprises Inc.	900	22,590
YRC Worldwide Inc.(a)	575	7,625

		8,683,686

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.18%
Advanced Energy Industries Inc.(a)	1,626	42,764
Advanced Micro Devices Inc.(a)(b)	20,442	35,160
Altera Corp.	6,848	342,948
Ambarella Inc.(a)(b)	2,287	132,166
Analog Devices Inc.	21,132	1,192,056
Applied Materials Inc.	53,790	790,175
Applied Micro Circuits Corp.(a)(b)	1,601	8,501
Atmel Corp.	30,626	247,152
Avago Technologies Ltd.(b)	18,880	2,360,189
Broadcom Corp. Class A	2,941	151,256
Cabot Microelectronics Corp.(a)	1,617	62,643
Cascade Microtech Inc.(a)	784	11,086
Cavium Inc.(a)	4,021	246,769
CEVA Inc.(a)(b)	754	14,002
Cirrus Logic Inc.(a)	4,616	145,450
Entegris Inc.(a)	5,977	78,837
Exar Corp.(a)	397	2,362
FormFactor Inc.(a)	1,948	13,207
Freescale Semiconductor Ltd.(a)	7,412	271,131
Inphi Corp.(a)	2,770	66,591
Integrated Device Technology Inc.(a)	10,826	219,768
Intel Corp.	24,559	740,208
KLA-Tencor Corp.	11,841	592,050
Lam Research Corp.	8,366	546,551
Lattice Semiconductor Corp.(a)	2,103	8,097
Linear Technology Corp.	17,687	713,670
M/A-COM Technology Solutions Holdings Inc.(a)(b)	1,698	49,225
Mattson Technology Inc.(a)	5,460	12,722
Maxim Integrated Products Inc.	7,144	238,610
MaxLinear Inc. Class A(a)	3,751	46,662
Microchip Technology Inc.	15,467	666,473
Micron Technology Inc.(a)	6,244	93,535
Microsemi Corp.(a)	6,931	227,475
Monolithic Power Systems Inc.	2,889	147,917
NVE Corp.	168	8,155
ON Semiconductor Corp.(a)	28,925	271,895
PDF Solutions Inc.(a)	1,593	15,930
PMC-Sierra Inc.(a)	4,750	32,157
Power Integrations Inc.	1,435	60,514
Qorvo Inc.(a)	11,049	497,757
Rambus Inc.(a)	8,475	100,005
Rudolph Technologies Inc.(a)	398	4,955
Semtech Corp.(a)	1,645	24,839
Silicon Laboratories Inc.(a)	2,254	93,631
Skyworks Solutions Inc.	14,077	1,185,424
SunEdison Inc.(a)(b)	18,307	131,444
SunPower Corp.(a)(b)	259	5,190
Synaptics Inc.(a)	2,709	223,384
Tessera Technologies Inc.	2,448	79,340
Texas Instruments Inc.	76,544	3,790,459
Xcerra Corp.(a)	1,399	8,786
Xilinx Inc.	4,367	185,161

		17,236,434

Schedule of Investments (Unaudited) (Continued)

iShares® Core U.S. Growth ETF

September 30, 2015

SOFTWARE - 5.53%
A10 Networks Inc.(a)	2,443	14,634
ACI Worldwide Inc.(a)	8,684	183,406
Adobe Systems Inc.(a)	36,786	3,024,545
American Software Inc./GA Class A	291	2,741
ANSYS Inc.(a)	1,242	109,470
Aspen Technology Inc.(a)	6,260	237,317
Autodesk Inc.(a)	12,508	552,103
AVG Technologies NV(a)	2,969	64,576
Barracuda Networks Inc.(a)(b)	577	8,990
Blackbaud Inc.	3,410	191,369
Bottomline Technologies de Inc.(a)	2,630	65,776
BroadSoft Inc.(a)	2,257	67,620
Cadence Design Systems Inc.(a)(b)	21,448	443,545
Callidus Software Inc.(a)	4,231	71,885
CDK Global Inc.	11,865	566,910
Citrix Systems Inc.(a)	11,822	819,028
Code Rebel Corp.(a)(b)	63	449
CommVault Systems Inc.(a)	3,312	112,476
Digimarc Corp.(a)	563	17,200
Digital Turbine Inc.(a)(b)	3,299	5,971
Ebix Inc.(b)	1,943	48,497
Electronic Arts Inc.(a)(b)	23,132	1,567,193
Ellie Mae Inc.(a)	2,132	141,927
Epiq Systems Inc.	864	11,163
ePlus Inc.(a)	12	949
FactSet Research Systems Inc.	3,091	493,973
Fair Isaac Corp.	2,285	193,083
FireEye Inc.(a)(b)	10,269	326,760
FleetMatics Group PLC(a)	2,771	136,028
Fortinet Inc.(a)(b)	10,454	444,086
Gigamon Inc.(a)	2,007	40,160
Globant SA(a)	1,094	33,465
Glu Mobile Inc.(a)	4,152	18,144
Guidance Software Inc.(a)(b)	1,847	11,119
Guidewire Software Inc.(a)	5,137	270,103
HubSpot Inc.(a)	1,385	64,222
Imperva Inc.(a)	1,999	130,895
Infoblox Inc.(a)	4,135	66,077
Interactive Intelligence Group Inc.(a)	1,226	36,424
Intuit Inc.	20,242	1,796,477
Jive Software Inc.(a)	4,434	20,707
King Digital Entertainment PLC(b)	5,847	79,168
Manhattan Associates Inc.(a)	5,422	337,791
Microsoft Corp.	337,194	14,924,206
MicroStrategy Inc. Class A(a)	699	137,333
MobileIron Inc.(a)(b)	2,773	8,596
Model N Inc.(a)	1,280	12,813
Monotype Imaging Holdings Inc.	2,937	64,085
NetSuite Inc.(a)(b)	2,979	249,938
Oracle Corp.	139,781	5,048,890
Park City Group Inc.(a)(b)	651	6,881
Paycom Software Inc.(a)	2,296	82,449
Paylocity Holding Corp.(a)(b)	1,107	33,199
Pegasystems Inc.	2,787	68,588
Proofpoint Inc.(a)(b)	2,889	174,264
PROS Holdings Inc.(a)	1,957	43,328

Schedule of Investments (Unaudited) (Continued)

iShares® Core U.S. Growth ETF

September 30, 2015

PTC Inc.(a)	8,575	272,171
QAD Inc. Class A	357	9,139
Qlik Technologies Inc.(a)	6,731	245,345
Qualys Inc.(a)	1,821	51,826
Rapid7 Inc.(a)	456	10,373
RealPage Inc.(a)	4,009	66,630
Red Hat Inc.(a)	13,476	968,655
RingCentral Inc. Class A(a)	3,909	70,948
Rubicon Project Inc. (The)(a)	1,860	27,026
salesforce.com inc.(a)	48,228	3,348,470
Sapiens International Corp. NV	1,312	15,114
ServiceNow Inc.(a)	11,356	788,674
Silver Spring Networks Inc.(a)	2,262	29,135
SolarWinds Inc.(a)	4,851	190,353
Solera Holdings Inc.	4,990	269,460
Splunk Inc.(a)	9,286	513,980
SS&C Technologies Holdings Inc.	5,337	373,803
Synchronoss Technologies Inc.(a)(b)	2,855	93,644
Synopsys Inc.(a)	828	38,237
Tableau Software Inc. Class A(a)(b)	3,617	288,564
Take-Two Interactive Software Inc.(a)	3,178	91,304
Tangoe Inc.(a)	2,677	19,274
TiVo Inc.(a)	7,067	61,200
TubeMogul Inc.(a)(b)	1,007	10,594
Tyler Technologies Inc.(a)	2,466	368,198
Ultimate Software Group Inc. (The)(a)	2,086	373,415
Varonis Systems Inc.(a)(b)	642	10,002
VASCO Data Security International Inc.(a)(b)	2,327	39,652
Verint Systems Inc.(a)	4,219	182,050
VirnetX Holding Corp.(a)(b)	3,063	10,904
VMware Inc. Class A(a)	5,997	472,504
Workday Inc. Class A(a)(b)	7,855	540,895
Workiva Inc.(a)	379	5,757
Xura Inc.	1,829	40,933
Yodlee Inc.(a)	1,296	20,904
Zendesk Inc.(a)	3,922	77,303
Zix Corp.(a)	4,603	19,379

		43,698,807

SPECIALTY RETAIL - 4.71%
Aaron’s Inc.	809	29,213
Advance Auto Parts Inc.	5,397	1,022,893
America’s Car-Mart Inc./TX(a)	51	1,688
American Eagle Outfitters Inc.	12,651	197,735
Asbury Automotive Group Inc.(a)	2,040	165,546
Ascena Retail Group Inc.(a)	2,352	32,716
AutoNation Inc.(a)	5,337	310,507
AutoZone Inc.(a)	2,294	1,660,466
Bed Bath & Beyond Inc.(a)	12,644	720,961
Boot Barn Holdings Inc.(a)(b)	857	15,794
Buckle Inc. (The)(b)	2,032	75,123
Build-A-Bear Workshop Inc.(a)	55	1,039
Cabela’s Inc.(a)(b)	410	18,696
Caleres Inc.	270	8,243
CarMax Inc.(a)(b)	15,414	914,358
Cato Corp. (The) Class A	395	13,442
Chico’s FAS Inc.	10,447	164,331
Children’s Place Inc. (The)	398	22,953
Citi Trends Inc.	52	1,216
Container Store Group Inc. (The)(a)(b)	1,206	16,980
CST Brands Inc.	4,759	160,188
Destination XL Group Inc.(a)	424	2,463

Schedule of Investments (Unaudited) (Continued)

iShares® Core U.S. Growth ETF

September 30, 2015

Dick’s Sporting Goods Inc.	4,617	229,049
DSW Inc. Class A	340	8,605
Express Inc.(a)	5,560	99,357
Finish Line Inc. (The) Class A	1,054	20,342
Five Below Inc.(a)(b)	3,983	133,749
Foot Locker Inc.	8,938	643,268
Francesca’s Holdings Corp.(a)	3,082	37,693
Gap Inc. (The)	17,661	503,338
GNC Holdings Inc. Class A	6,312	255,131
Group 1 Automotive Inc.	353	30,058
Hibbett Sports Inc.(a)(b)	1,920	67,219
Home Depot Inc. (The)	95,497	11,028,949
Kirkland’s Inc.	1,253	26,990
L Brands Inc.	18,200	1,640,366
Lithia Motors Inc. Class A	1,701	183,895
Lowe’s Companies Inc.	69,978	4,822,884
MarineMax Inc.(a)	977	13,805
Mattress Firm Holding Corp.(a)(b)	1,486	62,055
Men’s Wearhouse Inc. (The)	3,528	150,011
Michaels Companies Inc. (The)(a)(b)	4,570	105,567
Monro Muffler Brake Inc.(b)	2,298	155,230
Murphy USA Inc.(a)	203	11,155
O’Reilly Automotive Inc.(a)	7,427	1,856,750
Office Depot Inc.(a)	7,080	45,454
Outerwall Inc.(b)	1,306	74,351
Party City Holdco Inc.(a)	1,832	29,257
Penske Automotive Group Inc.	1,112	53,865
Pier 1 Imports Inc.	6,607	45,588
Restoration Hardware Holdings Inc.(a)(b)	2,448	228,423
Ross Stores Inc.	30,417	1,474,312
Sally Beauty Holdings Inc.(a)	11,499	273,101
Select Comfort Corp.(a)	3,776	82,619
Signet Jewelers Ltd.	5,908	804,256
Sportsman’s Warehouse Holdings Inc.(a)	432	5,322
Tiffany & Co.	6,316	487,722
Tile Shop Holdings Inc.(a)(b)	1,900	22,762
TJX Companies Inc. (The)	50,021	3,572,500
Tractor Supply Co.	10,016	844,549
Ulta Salon Cosmetics & Fragrance Inc.(a)	4,713	769,869
Urban Outfitters Inc.(a)(b)	6,770	198,903
Vitamin Shoppe Inc.(a)	145	4,733
Williams-Sonoma Inc.	6,708	512,156
Winmark Corp.	177	18,217
Zumiez Inc.(a)(b)	1,190	18,600

		37,208,576

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 6.05%
3D Systems Corp.(a)(b)	2,982	34,442
Apple Inc.	423,489	46,710,837
Avid Technology Inc.(a)(b)	1,488	11,845
Cray Inc.(a)(b)	3,157	62,540
Diebold Inc.	4,782	142,360
Dot Hill Systems Corp.(a)	4,188	40,749
Eastman Kodak Co.(a)(b)	1,260	19,681
Electronics For Imaging Inc.(a)	3,476	150,441
EMC Corp./MA	11,641	281,247
Immersion Corp.(a)(b)	1,834	20,596
NetApp Inc.	6,503	192,489
Nimble Storage Inc.(a)(b)	3,702	89,292
Silicon Graphics International Corp.(a)(b)	2,329	9,153
Super Micro Computer Inc.(a)(b)	2,707	73,793
Violin Memory Inc.(a)(b)	5,619	7,754

		47,847,219

Schedule of Investments (Unaudited) (Continued)

iShares® Core U.S. Growth ETF

September 30, 2015

TEXTILES, APPAREL & LUXURY GOODS - 1.66%
Carter’s Inc.	3,907	354,131
Cherokee Inc.	575	8,924
Coach Inc.	2,843	82,248
Columbia Sportswear Co.	1,456	85,598
Crocs Inc.(a)	4,331	55,978
Culp Inc.	761	24,405
Deckers Outdoor Corp.(a)(b)	1,445	83,897
Fossil Group Inc.(a)(b)	2,510	140,259
G-III Apparel Group Ltd.(a)	2,911	179,492
Hanesbrands Inc.	29,600	856,624
Kate Spade & Co.(a)	9,324	178,182
lululemon athletica Inc.(a)(b)	8,277	419,230
Michael Kors Holdings Ltd.(a)	14,561	615,057
NIKE Inc. Class B	49,845	6,129,440
Oxford Industries Inc.	1,109	81,933
Ralph Lauren Corp.	234	27,649
Sequential Brands Group Inc.(a)	1,452	21,010
Skechers U.S.A. Inc. Class A(a)	2,996	401,704
Steven Madden Ltd.(a)	4,221	154,573
Superior Uniform Group Inc.	559	10,023
Tumi Holdings Inc.(a)(b)	4,107	72,365
Under Armour Inc. Class A(a)(b)	13,140	1,271,689
Unifi Inc.(a)	51	1,520
VF Corp.	24,839	1,694,268
Vince Holding Corp.(a)	1,636	5,612
Wolverine World Wide Inc.	7,664	165,849

		13,121,660

THRIFTS & MORTGAGE FINANCE - 0.06%
BofI Holding Inc.(a)(b)	1,122	144,547
Essent Group Ltd.(a)	4,031	100,170
HomeStreet Inc.(a)	474	10,949
IMPAC Mortgage Holdings Inc.(a)(b)	585	9,565
LendingTree Inc.(a)	418	38,887
Meridian Bancorp Inc.	594	8,120
MGIC Investment Corp.(a)	11,079	102,591
Stonegate Mortgage Corp.(a)	171	1,216
United Financial Bancorp Inc.	602	7,856
Walker & Dunlop Inc.(a)(b)	970	25,298

		449,199

TOBACCO - 1.86%
Altria Group Inc.	136,053	7,401,283
Philip Morris International Inc.	56,723	4,499,836
Reynolds American Inc.	60,730	2,688,517
Vector Group Ltd.(b)	6,262	141,584

		14,731,220

TRADING COMPANIES & DISTRIBUTORS - 0.40%
Air Lease Corp.	441	13,636
Applied Industrial Technologies Inc.	1,270	48,451
Beacon Roofing Supply Inc.(a)	846	27,487
DXP Enterprises Inc.(a)	265	7,229
Fastenal Co.(b)	21,670	793,339
H&E Equipment Services Inc.	2,277	38,071

Schedule of Investments (Unaudited) (Continued)

iShares® Core U.S. Growth ETF

September 30, 2015

HD Supply Holdings Inc.(a)	12,455	356,462
Kaman Corp.	172	6,166
Lawson Products Inc./DE(a)	285	6,170
MSC Industrial Direct Co. Inc. Class A	1,063	64,875
Neff Corp.(a)	203	1,135
Stock Building Supply Holdings Inc.(a)	1,005	17,698
United Rentals Inc.(a)(b)	7,095	426,055
Univar Inc.(a)	1,432	25,986
Watsco Inc.	1,932	228,903
WW Grainger Inc.	4,941	1,062,364

		3,124,027

WATER UTILITIES - 0.00%
American States Water Co.	261	10,806
York Water Co. (The)	66	1,387

		12,193

WIRELESS TELECOMMUNICATION SERVICES - 0.07%
Boingo Wireless Inc.(a)	1,430	11,840
Leap Wireless International Inc.	638	1,608
SBA Communications Corp. Class A(a)	4,729	495,316
Shenandoah Telecommunications Co.	1,484	63,530

		572,294

TOTAL COMMON STOCKS (Cost: $751,053,306)		789,285,943

WARRANTS - 0.00%

OIL, GAS & CONSUMABLE FUELS - 0.00%
Magnum Hunter Resources Corp. (Expires 04/15/16)(a)(b)	236	—

		—

TOTAL WARRANTS (Cost: $0)		—

SHORT-TERM INVESTMENTS - 5.01%

MONEY MARKET FUNDS - 5.01%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%(c)(d)(e)	34,598,785	34,598,785
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%(c)(d)(e)	1,896,484	1,896,484

Schedule of Investments (Unaudited) (Continued)

iShares® Core U.S. Growth ETF

September 30, 2015

BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(c)(d)	3,103,248	3,103,248

		39,598,517

TOTAL SHORT-TERM INVESTMENTS (Cost: $39,598,517)		39,598,517

TOTAL INVESTMENTS IN SECURITIES - 104.87% (Cost: $790,651,823)		828,884,460

Other Assets, Less Liabilities - (4.87)%		(38,511,079)

NET ASSETS - 100.00%		$790,373,381

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 1.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of September 30, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
Russell 2000 Mini	2	Dec. 2015	ICE Markets Equity	$219,180	$(9,135)
S&P 500 E-Mini	8	Dec. 2015	Chicago Mercantile	763,480	(9,741)

Net unrealized depreciation					$(18,876)

See notes to financial statements.

Schedule of Investments (Unaudited)

iShares® Core U.S. Value ETF

September 30, 2015

Security	Shares	Value
COMMON STOCKS - 99.81%

AEROSPACE & DEFENSE - 2.33%
AAR Corp.	2,499	$47,406
Aerojet Rocketdyne Holdings Inc.(a)	2,218	35,887
Aerovironment Inc.(a)	1,297	25,992
American Science & Engineering Inc.	534	18,989
BWX Technologies Inc.	6,033	159,030
Cubic Corp.	1,595	66,894
Curtiss-Wright Corp.	3,138	195,874
DigitalGlobe Inc.(a)(b)	5,107	97,135
Ducommun Inc.(a)	758	15,213
Engility Holdings Inc.	1,177	30,343
Esterline Technologies Corp.(a)	2,076	149,244
General Dynamics Corp.	14,222	1,961,925
Keyw Holding Corp. (The)(a)(b)	2,700	16,605
KLX Inc.(a)	3,658	130,737
Kratos Defense & Security Solutions Inc.(a)	3,181	13,424
L-3 Communications Holdings Inc.	5,798	606,007
Lockheed Martin Corp.	5,385	1,116,364
Moog Inc. Class A(a)	2,480	134,093
National Presto Industries Inc.	358	30,165
Northrop Grumman Corp.	9,478	1,572,874
Orbital ATK Inc.	4,261	306,238
Precision Castparts Corp.	7,863	1,806,210
Raytheon Co.	21,454	2,344,064
Sparton Corp.(a)(b)	295	6,313
Spirit AeroSystems Holdings Inc. Class A(a)	785	37,947
Teledyne Technologies Inc.(a)	1,844	166,513
Textron Inc.	15,119	569,079
Triumph Group Inc.	3,434	144,503
United Technologies Corp.	56,814	5,055,878
Vectrus Inc.(a)	46	1,014

		16,861,960

AIR FREIGHT & LOGISTICS - 0.27%
Air Transport Services Group Inc.(a)	4,078	34,867
Atlas Air Worldwide Holdings Inc.(a)	1,759	60,791
FedEx Corp.	12,726	1,832,289
Hub Group Inc. Class A(a)	192	6,991
Radiant Logistics Inc.(a)(b)	97	433
UTi Worldwide Inc.(a)	6,190	28,412
XPO Logistics Inc.(a)(b)	893	21,280

		1,985,063

AIRLINES - 0.07%
Copa Holdings SA Class A(b)	2,293	96,146
JetBlue Airways Corp.(a)(b)	13,840	356,657
Republic Airways Holdings Inc.(a)	3,818	22,068
SkyWest Inc.	3,518	58,680
Virgin America Inc.(a)(b)	113	3,868

		537,419

AUTO COMPONENTS - 0.39%
Cooper Tire & Rubber Co.	3,609	142,592
Cooper-Standard Holding Inc.(a)	878	50,924

Schedule of Investments (Unaudited) (Continued)

iShares® Core U.S. Value ETF

September 30, 2015

Dana Holding Corp.	5,393	85,641
Federal-Mogul Holdings Corp.(a)(b)	2,136	14,589
Gentex Corp.	10,218	158,379
Goodyear Tire & Rubber Co. (The)	18,961	556,126
Horizon Global Corp.(a)	1,162	10,249
Johnson Controls Inc.	36,041	1,490,656
Lear Corp.	1,336	145,330
Metaldyne Performance Group Inc.	373	7,837
Modine Manufacturing Co.(a)	3,390	26,679
Motorcar Parts of America Inc.(a)	91	2,852
Remy International Inc.	2,102	61,483
Standard Motor Products Inc.	1,341	46,774
Strattec Security Corp.	180	11,351
Superior Industries International Inc.	1,777	33,194
Tower International Inc.(a)	574	13,638

		2,858,294

AUTOMOBILES - 1.03%
Ford Motor Co.	274,422	3,723,907
General Motors Co.	112,967	3,391,269
Harley-Davidson Inc.	6,603	362,505
Winnebago Industries Inc.(b)	176	3,370

		7,481,051

BANKS - 12.05%
1st Source Corp.	1,259	38,777
Access National Corp.	404	8,229
American National Bankshares Inc.	622	14,586
Ameris Bancorp	2,259	64,946
Ames National Corp.	633	14,515
Arrow Financial Corp.	787	21,013
Associated Banc-Corp.	10,748	193,142
Banc of California Inc.	2,556	31,362
BancFirst Corp.	513	32,370
Banco Latinoamericano de Comercio Exterior SA Class E	2,115	48,962
Bancorp Inc. (The)(a)	2,686	20,467
BancorpSouth Inc.	6,803	161,707
Bank of America Corp.	738,015	11,498,274
Bank of Hawaii Corp.	3,070	194,914
Bank of Marin Bancorp	404	19,388
BankUnited Inc.	7,287	260,510
Banner Corp.	1,570	74,999
Bar Harbor Bankshares	353	11,292
BB&T Corp.	54,539	1,941,588
BBCN Bancorp Inc.	5,445	81,784
Berkshire Hills Bancorp Inc.	2,061	56,760
Blue Hills Bancorp Inc.	2,199	30,456
BNC Bancorp.	1,789	39,769
BOK Financial Corp.	1,985	128,449
Boston Private Financial Holdings Inc.	5,826	68,164
Bridge Bancorp Inc.	1,106	29,541
Bryn Mawr Bank Corp.	1,172	36,414
C1 Financial Inc.(a)	280	5,334
Camden National Corp.	613	24,765
Capital Bank Financial Corp. Class A(a)	1,720	51,996
Capital City Bank Group Inc.	883	13,174
Cardinal Financial Corp.	2,022	46,526
Cascade Bancorp(a)	2,592	14,023
Cathay General Bancorp	5,633	168,765
CenterState Banks Inc.	3,124	45,923
Central Pacific Financial Corp.	1,500	31,455

Schedule of Investments (Unaudited) (Continued)

iShares® Core U.S. Value ETF

September 30, 2015

Century Bancorp Inc./MA Class A	260	10,598
Chemical Financial Corp.	2,449	79,225
CIT Group Inc.	12,261	490,808
Citigroup Inc.	213,217	10,577,695
Citizens & Northern Corp.	905	17,666
Citizens Financial Group Inc.	21,864	521,675
City Holding Co.	1,072	52,850
City National Corp./CA	3,393	298,788
CNB Financial Corp./PA	952	17,298
CoBiz Financial Inc.	2,814	36,610
Columbia Banking System Inc.	4,066	126,900
Comerica Inc.	12,544	515,558
Commerce Bancshares Inc./MO	5,798	264,157
Community Bank System Inc.	2,874	106,827
Community Trust Bancorp Inc.	1,141	40,517
CommunityOne Bancorp(a)	1,053	11,446
ConnectOne Bancorp Inc.	1,992	38,446
CU Bancorp(a)	1,121	25,178
Cullen/Frost Bankers Inc.	3,820	242,876
Customers Bancorp Inc.(a)	1,864	47,905
CVB Financial Corp.	7,484	124,983
Eagle Bancorp Inc.(a)	521	23,705
East West Bancorp Inc.	10,135	389,387
Enterprise Bancorp Inc./MA	438	9,185
Enterprise Financial Services Corp.	1,378	34,684
Farmers Capital Bank Corp.(a)	437	10,859
FCB Financial Holdings Inc. Class A(a)	1,893	61,750
Fidelity Southern Corp.	1,129	23,867
Fifth Third Bancorp	57,059	1,078,986
Financial Institutions Inc.	1,027	25,449
First Bancorp Inc./ME	652	12,453
First BanCorp/Puerto Rico(a)	7,963	28,348
First Bancorp/Southern Pines NC	1,662	28,254
First Busey Corp.	1,916	38,071
First Business Financial Services Inc.	562	13,218
First Citizens BancShares Inc./NC Class A	537	121,362
First Commonwealth Financial Corp.	6,128	55,703
First Community Bancshares Inc./VA	1,248	22,339
First Connecticut Bancorp Inc./Farmington CT	1,374	22,149
First Financial Bancorp	4,367	83,322
First Financial Bankshares Inc.	1,897	60,287
First Financial Corp./IN	871	28,177
First Horizon National Corp.	16,451	233,275
First Interstate BancSystem Inc.	1,526	42,484
First Merchants Corp.	2,791	73,180
First Midwest Bancorp Inc./IL	5,717	100,276
First NBC Bank Holding Co.(a)	1,139	39,911
First Niagara Financial Group Inc.	25,014	255,393
First of Long Island Corp. (The)	898	24,273
First Republic Bank/CA	10,023	629,144
FirstMerit Corp.	11,680	206,386
Flushing Financial Corp.	2,026	40,560
FNB Corp./PA	12,311	159,427
Franklin Financial Network Inc.(a)	358	8,001
Fulton Financial Corp.	12,441	150,536
German American Bancorp Inc.	920	26,928
Glacier Bancorp Inc.	5,317	140,316
Great Southern Bancorp Inc.	775	33,557
Great Western Bancorp Inc.	2,811	71,315
Green Bancorp Inc.(a)	957	10,967
Guaranty Bancorp	1,150	18,940
Hampton Roads Bankshares Inc.(a)(b)	2,591	4,923
Hancock Holding Co.	5,488	148,450

Schedule of Investments (Unaudited) (Continued)

iShares® Core U.S. Value ETF

September 30, 2015

Hanmi Financial Corp.	2,413	60,808
Heartland Financial USA Inc.	1,369	49,681
Heritage Commerce Corp.	1,555	17,634
Heritage Financial Corp./WA	2,197	41,348
Heritage Oaks Bancorp	1,533	12,203
Hilltop Holdings Inc.(a)(b)	3,449	68,325
Home BancShares Inc./AR	794	32,157
HomeTrust Bancshares Inc.(a)	1,529	28,363
Horizon Bancorp/IN	771	18,311
Huntington Bancshares Inc./OH	56,949	603,659
IBERIABANK Corp.	2,660	154,839
Independent Bank Corp./MI	1,764	26,037
Independent Bank Corp./Rockland MA	1,823	84,040
Independent Bank Group Inc.	684	26,286
International Bancshares Corp.	3,816	95,514
Investors Bancorp Inc.	24,456	301,787
JPMorgan Chase & Co.	260,788	15,900,244
KeyCorp	59,759	777,465
Lakeland Bancorp Inc.	2,971	33,008
Lakeland Financial Corp.	1,253	56,573
LegacyTexas Financial Group Inc.	3,368	102,657
Live Oak Bancshares Inc.	337	6,618
M&T Bank Corp.	9,363	1,141,818
MainSource Financial Group Inc.	1,524	31,029
MB Financial Inc.	5,387	175,832
Mercantile Bank Corp.	1,324	27,513
Merchants Bancshares Inc./VT	372	10,937
Metro Bancorp Inc.	754	22,160
MidWestOne Financial Group Inc.	518	15,157
National Bank Holdings Corp. Class A	2,560	52,557
National Bankshares Inc.	526	16,364
National Commerce Corp.(a)(b)	327	7,841
National Penn Bancshares Inc.	10,128	119,004
NBT Bancorp Inc.	3,104	83,622
NewBridge Bancorp	2,282	19,465
OFG Bancorp	3,621	31,611
Old National Bancorp/IN	8,244	114,839
Old Second Bancorp Inc.(a)	2,677	16,678
Opus Bank	662	25,315
Pacific Continental Corp.	1,395	18,567
Pacific Premier Bancorp Inc.(a)	1,715	34,849
PacWest Bancorp	7,179	307,333
Park National Corp.	916	82,641
Park Sterling Corp.	2,832	19,258
Peapack Gladstone Financial Corp.	1,294	27,394
Penns Woods Bancorp Inc.	302	12,358
People’s United Financial Inc.	21,774	342,505
People’s Utah Bancorp.	202	3,294
Peoples Bancorp Inc./OH	1,178	24,491
Peoples Financial Services Corp.	550	19,211
Pinnacle Financial Partners Inc.	2,336	115,422
PNC Financial Services Group Inc. (The)(c)	36,402	3,247,058
Popular Inc.	7,294	220,498
Preferred Bank/Los Angeles CA	891	28,156
PrivateBancorp Inc.	5,534	212,118
Prosperity Bancshares Inc.	4,940	242,603
QCR Holdings Inc.	711	15,550
Regions Financial Corp.	94,423	850,751
Renasant Corp.	2,556	83,965
Republic Bancorp Inc./KY Class A	763	18,732
S&T Bancorp Inc.	2,447	79,821
Sandy Spring Bancorp Inc.	1,832	47,962
Seacoast Banking Corp. of Florida(a)	1,887	27,701

Schedule of Investments (Unaudited) (Continued)

iShares® Core U.S. Value ETF

September 30, 2015

ServisFirst Bancshares Inc.	1,500	62,295
Sierra Bancorp	890	14,204
Signature Bank/New York NY(a)	318	43,744
Simmons First National Corp. Class A	2,056	98,544
South State Corp.	1,606	123,453
Southside Bancshares Inc.	1,911	52,648
Southwest Bancorp Inc.	1,505	24,697
Square 1 Financial Inc.(a)	851	21,849
State Bank Financial Corp.	2,479	51,266
Sterling Bancorp/DE	8,469	125,934
Stock Yards Bancorp Inc.	952	34,605
Stonegate Bank	759	24,144
Suffolk Bancorp	811	22,156
Sun Bancorp Inc./NJ(a)	548	10,516
SunTrust Banks Inc.	36,295	1,387,921
SVB Financial Group(a)	1,346	155,517
Synovus Financial Corp.	9,381	277,678
Talmer Bancorp Inc. Class A	3,709	61,755
TCF Financial Corp.	11,899	180,389
Texas Capital Bancshares Inc.(a)	2,955	154,901
Tompkins Financial Corp.	1,131	60,350
TowneBank/Portsmouth VA	3,036	57,229
TriCo Bancshares	1,752	43,047
Tristate Capital Holdings Inc.(a)	1,668	20,800
Triumph Bancorp Inc.(a)(b)	1,247	20,950
Trustmark Corp.	4,759	110,266
U.S. Bancorp	117,739	4,828,476
UMB Financial Corp.	2,777	141,099
Umpqua Holdings Corp.	15,408	251,150
Union Bankshares Corp.	3,174	76,176
United Bankshares Inc./WV	4,894	185,923
United Community Banks Inc./GA	3,726	76,159
Univest Corp. of Pennsylvania	1,284	24,678
Valley National Bancorp	16,375	161,130
Washington Trust Bancorp Inc.	1,129	43,410
Webster Financial Corp.	6,391	227,711
Wells Fargo & Co.	327,388	16,811,374
WesBanco Inc.	2,664	83,783
West Bancorp. Inc.	1,159	21,731
Westamerica Bancorp.	1,801	80,036
Western Alliance Bancorp(a)	2,884	88,568
Wilshire Bancorp Inc.	4,968	52,214
Wintrust Financial Corp.	3,341	178,510
Yadkin Financial Corp.	1,806	38,811
Zions BanCorp.	14,318	394,318

		87,259,794

BEVERAGES - 0.12%
Brown-Forman Corp. Class A	112	11,983
Brown-Forman Corp. Class B	598	57,946
Coca-Cola Bottling Co. Consolidated	23	4,448
Craft Brew Alliance Inc.(a)(b)	522	4,161
Molson Coors Brewing Co. Class B	9,709	806,041
National Beverage Corp.(a)	47	1,444

		886,023

BIOTECHNOLOGY - 0.13%
ACADIA Pharmaceuticals Inc.(a)(b)	427	14,121
Acorda Therapeutics Inc.(a)(b)	238	6,309
Adamas Pharmaceuticals Inc.(a)	648	10,847
Agenus Inc.(a)(b)	1,009	4,641

Schedule of Investments (Unaudited) (Continued)

iShares® Core U.S. Value ETF

September 30, 2015

Aimmune Therapeutics Inc.(a)	81	2,051
Akebia Therapeutics Inc.(a)(b)	1,462	14,123
Alkermes PLC(a)	1,762	103,376
Alnylam Pharmaceuticals Inc.(a)	935	75,137
Array BioPharma Inc.(a)(b)	1,500	6,840
Arrowhead Research Corp.(a)(b)	1,553	8,945
Axovant Sciences Ltd.(a)	103	1,330
Baxalta Inc.	13,964	440,006
BioCryst Pharmaceuticals Inc.(a)(b)	1,051	11,981
Calithera Biosciences Inc.(a)(b)	1,106	6,006
Catabasis Pharmaceuticals Inc.	33	267
Celldex Therapeutics Inc.(a)(b)	570	6,008
Chiasma Inc.(a)	53	1,053
Cytokinetics Inc.(a)	1,768	11,828
Emergent BioSolutions Inc.(a)	552	15,726
Geron Corp.(a)(b)	614	1,695
Global Blood Therapeutics Inc.(a)	50	2,108
Idera Pharmaceuticals Inc.(a)	408	1,367
Ignyta Inc.(a)(b)	517	4,539
Immunomedics Inc.(a)(b)	295	507
Inovio Pharmaceuticals Inc.(a)(b)	521	3,011
Lexicon Pharmaceuticals Inc.(a)(b)	1,602	17,205
Loxo Oncology Inc.(a)(b)	447	7,814
Merrimack Pharmaceuticals Inc.(a)(b)	414	3,523
NantKwest Inc.(a)	49	561
Natera Inc.(a)	73	792
Navidea Biopharmaceuticals Inc.(a)(b)	1,392	3,174
Nivalis Therapeutics Inc.(a)	37	480
Ocata Therapeutics Inc.(a)	321	1,342
Osiris Therapeutics Inc.(a)(b)	131	2,420
PDL BioPharma Inc.	11,185	56,261
Peregrine Pharmaceuticals Inc.(a)(b)	937	956
Rigel Pharmaceuticals Inc.(a)(b)	1,380	3,409
Seres Therapeutics Inc.(a)	63	1,867
Spectrum Pharmaceuticals Inc.(a)	3,455	20,661
Stemline Therapeutics Inc.(a)	719	6,349
Threshold Pharmaceuticals Inc.(a)(b)	236	960
Tokai Pharmaceuticals Inc.(a)(b)	653	6,759
Vanda Pharmaceuticals Inc.(a)(b)	638	7,197
Verastem Inc.(a)(b)	1,741	3,116
Versartis Inc.(a)(b)	1,302	15,012
vTv Therapeutics Inc. Class A(a)	45	293
XOMA Corp.(a)(b)	1,008	758

		914,731

BUILDING PRODUCTS - 0.14%
Armstrong World Industries Inc.(a)	985	47,024
Fortune Brands Home & Security Inc.	7,304	346,721
Gibraltar Industries Inc.(a)	2,301	42,223
Griffon Corp.	1,836	28,954
Insteel Industries Inc.	105	1,688
Owens Corning	8,310	348,272
Quanex Building Products Corp.	2,193	39,847
Simpson Manufacturing Co. Inc.	2,700	90,423
Universal Forest Products Inc.	1,369	78,964

		1,024,116

CAPITAL MARKETS - 2.91%
Ameriprise Financial Inc.	2,133	232,774
Arlington Asset Investment Corp. Class A(b)	1,495	21,005
Bank of New York Mellon Corp. (The)	70,315	2,752,832

Schedule of Investments (Unaudited) (Continued)

iShares® Core U.S. Value ETF

September 30, 2015

BlackRock Inc.(c)	6,009	1,787,497
Calamos Asset Management Inc. Class A	1,418	13,443
Charles Schwab Corp. (The)	23,642	675,216
CIFC Corp.	412	2,946
Cowen Group Inc. Class A(a)	7,420	33,835
E*TRADE Financial Corp.(a)	20,417	537,580
Franklin Resources Inc.	27,275	1,016,266
Goldman Sachs Group Inc. (The)	30,364	5,276,049
Houlihan Lokey Inc.(a)	564	12,293
Interactive Brokers Group Inc. Class A	3,704	146,197
INTL FCStone Inc.(a)	772	19,061
Invesco Ltd.	26,549	829,125
Investment Technology Group Inc.	2,006	26,760
Janus Capital Group Inc.	9,469	128,778
KCG Holdings Inc. Class A(a)	1,965	21,556
Ladenburg Thalmann Financial Services Inc.(a)(b)	5,969	12,595
Legg Mason Inc.	4,629	192,613
Moelis & Co. Class A	146	3,834
Morgan Stanley	107,750	3,394,125
Northern Trust Corp.	16,442	1,120,687
Oppenheimer Holdings Inc. Class A	771	15,428
Piper Jaffray Companies(a)	1,033	37,364
Raymond James Financial Inc.	8,995	446,422
RCS Capital Corp. Class A(a)(b)	3,104	2,514
Safeguard Scientifics Inc.(a)(b)	1,547	24,040
State Street Corp.	28,943	1,945,259
Stifel Financial Corp.(a)(b)	4,784	201,406
TD Ameritrade Holding Corp.	2,804	89,279
Virtus Investment Partners Inc.	433	43,516
Waddell & Reed Financial Inc. Class A	314	10,918

		21,073,213

CHEMICALS - 1.47%
A Schulman Inc.	210	6,819
Air Products & Chemicals Inc.	2,679	341,787
Airgas Inc.	3,687	329,360
Albemarle Corp.	7,862	346,714
American Vanguard Corp.	1,576	18,219
Ashland Inc.	4,311	433,773
Axiall Corp.	4,942	77,540
Cabot Corp.	4,465	140,915
Calgon Carbon Corp.	1,890	29,446
Celanese Corp. Series A	10,032	593,593
Chase Corp.	40	1,576
Chemours Co. (The)	6,848	44,306
Cytec Industries Inc.	4,538	335,131
Dow Chemical Co. (The)	70,414	2,985,554
Eastman Chemical Co.	7,834	507,016
EI du Pont de Nemours & Co.	34,234	1,650,079
Flotek Industries Inc.(a)(b)	3,607	60,237
FMC Corp.	2,557	86,708
FutureFuel Corp.	1,487	14,692
Hawkins Inc.	661	25,448
Huntsman Corp.	5,175	50,146
Innophos Holdings Inc.	1,428	56,606
Innospec Inc.	1,678	78,044
Intrepid Potash Inc.(a)(b)	4,235	23,462
Kraton Performance Polymers Inc.(a)	2,089	37,393
Kronos Worldwide Inc.	1,538	9,551
LSB Industries Inc.(a)	882	13,512
Minerals Technologies Inc.	155	7,465
Mosaic Co. (The)	24,546	763,626

Schedule of Investments (Unaudited) (Continued)

iShares® Core U.S. Value ETF

September 30, 2015

Olin Corp.	1,112	18,693
OM Group Inc.	2,137	70,286
OMNOVA Solutions Inc.(a)	1,050	5,817
Platform Specialty Products Corp.(a)(b)	7,768	98,265
Praxair Inc.	3,377	343,981
Quaker Chemical Corp.	299	23,047
Rayonier Advanced Materials Inc.	2,904	17,772
Scotts Miracle-Gro Co. (The) Class A	289	17,577
Sensient Technologies Corp.	1,166	71,476
Sigma-Aldrich Corp.	5,140	714,049
Stepan Co.	656	27,296
Tredegar Corp.	1,373	17,959
Tronox Ltd. Class A	4,743	20,727
Valhi Inc.	664	1,255
Westlake Chemical Corp.	2,795	145,032

		10,661,950

COMMERCIAL SERVICES & SUPPLIES - 0.67%
ABM Industries Inc.	3,946	107,765
ACCO Brands Corp.(a)	7,743	54,743
ADT Corp. (The)(b)	12,072	360,953
Brady Corp. Class A	3,369	66,235
Casella Waste Systems Inc. Class A(a)	1,938	11,240
CECO Environmental Corp.	1,576	12,907
Civeo Corp.	7,297	10,800
Clean Harbors Inc.(a)	1,412	62,086
Deluxe Corp.	1,594	88,850
Ennis Inc.	1,946	33,783
Essendant Inc.	2,695	87,399
G&K Services Inc. Class A	391	26,048
Heritage-Crystal Clean Inc.(a)(b)	652	6,696
InnerWorkings Inc.(a)	1,251	7,819
KAR Auction Services Inc.	6,713	238,311
Kimball International Inc. Class B	1,564	14,795
Matthews International Corp. Class A	2,292	112,239
McGrath RentCorp	1,748	46,654
Mobile Mini Inc.	2,916	89,784
MSA Safety Inc.	688	27,499
NL Industries Inc.(a)	512	1,531
Pitney Bowes Inc.	8,868	176,030
Quad/Graphics Inc.	2,025	24,502
Republic Services Inc.	17,074	703,449
RR Donnelley & Sons Co.	6,975	101,556
SP Plus Corp.(a)	84	1,945
Tetra Tech Inc.	4,240	103,074
TRC Companies Inc.(a)	963	11,392
Tyco International PLC	3,750	125,475
UniFirst Corp./MA	1,044	111,510
Viad Corp.	1,532	44,413
Waste Connections Inc.	8,687	422,014
Waste Management Inc.	29,480	1,468,399
West Corp.	3,106	69,574

		4,831,470

COMMUNICATIONS EQUIPMENT - 2.39%
ADTRAN Inc.	3,614	52,764
Applied Optoelectronics Inc.(a)(b)	191	3,587
ARRIS Group Inc.(a)(b)	7,911	205,449
Bel Fuse Inc. Class B	778	15,124
Black Box Corp.	1,149	16,936
Brocade Communications Systems Inc.	29,442	305,608

Schedule of Investments (Unaudited) (Continued)

iShares® Core U.S. Value ETF

September 30, 2015

Calix Inc.(a)	3,151	24,546
Cisco Systems Inc.	357,416	9,382,170
CommScope Holding Co. Inc.(a)	4,053	121,712
Comtech Telecommunications Corp.	1,262	26,010
Digi International Inc.(a)	1,937	22,837
EchoStar Corp. Class A(a)	3,055	131,457
EMCORE Corp.(a)	1,370	9,316
Extreme Networks Inc.(a)	5,658	19,011
Finisar Corp.(a)	7,198	80,114
Harmonic Inc.(a)	5,176	30,021
Harris Corp.	7,242	529,752
InterDigital Inc./PA	218	11,031
Ixia(a)	431	6,245
Juniper Networks Inc.	22,895	588,630
KVH Industries Inc.(a)	145	1,450
Lumentum Holdings Inc.(a)(b)	3,323	56,325
NETGEAR Inc.(a)	2,172	63,357
NetScout Systems Inc.(a)	3,100	109,647
Novatel Wireless Inc.(a)(b)	308	681
Oclaro Inc.(a)(b)	6,999	16,098
Polycom Inc.(a)	9,305	97,516
QUALCOMM Inc.	97,158	5,220,299
ShoreTel Inc.(a)	3,233	24,150
Sonus Networks Inc.(a)	3,169	18,127
Ubiquiti Networks Inc.(b)	135	4,575
ViaSat Inc.(a)(b)	416	26,745
Viavi Solutions Inc.(a)(b)	16,618	89,239

		17,310,529

CONSTRUCTION & ENGINEERING - 0.32%
AECOM(a)	9,198	253,037
Aegion Corp.(a)	2,530	41,694
Ameren Inc. Class A(a)	1,525	8,967
Argan Inc.	232	8,046
Chicago Bridge & Iron Co. NV(b)	6,849	271,631
Comfort Systems USA Inc.	316	8,614
EMCOR Group Inc.	4,417	195,452
Fluor Corp.	10,279	435,316
Furmanite Corp.(a)	404	2,456
Granite Construction Inc.	2,775	82,334
Great Lakes Dredge & Dock Corp.(a)	3,962	19,969
HC2 Holdings Inc.(a)(b)	537	3,764
Jacobs Engineering Group Inc.(a)	8,851	331,293
KBR Inc.	10,167	169,382
MasTec Inc.(a)	4,579	72,486
MYR Group Inc.(a)	1,384	36,261
Northwest Pipe Co.(a)	742	9,691
Orion Marine Group Inc.(a)	2,043	12,217
Primoris Services Corp.	747	13,379
Quanta Services Inc.(a)(b)	11,554	279,722
Tutor Perini Corp.(a)	2,800	46,088

		2,301,799

CONSTRUCTION MATERIALS - 0.19%
Martin Marietta Materials Inc.	4,079	619,804
U.S. Lime & Minerals Inc.	141	6,437
Vulcan Materials Co.	8,124	724,661

		1,350,902

Schedule of Investments (Unaudited) (Continued)

iShares® Core U.S. Value ETF

September 30, 2015

CONSUMER FINANCE - 1.36%
Ally Financial Inc.(a)	31,321	638,322
American Express Co.	48,960	3,629,405
Capital One Financial Corp.	38,404	2,785,058
Cash America International Inc.	1,886	52,751
Discover Financial Services	31,116	1,617,721
Encore Capital Group Inc.(a)(b)	1,484	54,908
Enova International Inc.(a)	225	2,300
Ezcorp Inc. Class A(a)	3,973	24,513
First Cash Financial Services Inc.(a)	179	7,171
Green Dot Corp. Class A(a)	3,116	54,842
JG Wentworth Co. (The) Class A(a)	1,247	6,148
Navient Corp.	27,407	308,055
Nelnet Inc. Class A	1,734	60,014
Regional Management Corp.(a)	933	14,461
Santander Consumer USA Holdings Inc.(a)	5,903	120,539
SLM Corp.(a)	2,401	17,767
Springleaf Holdings Inc.(a)(b)	3,625	158,485
Synchrony Financial(a)	8,980	281,074
World Acceptance Corp.(a)(b)	161	4,321

		9,837,855

CONTAINERS & PACKAGING - 0.33%
AptarGroup Inc.	3,597	237,258
Avery Dennison Corp.	446	25,230
Bemis Co. Inc.	6,121	242,208
Berry Plastics Group Inc.(a)	3,335	100,284
Crown Holdings Inc.(a)	5,445	249,109
Graphic Packaging Holding Co.	9,624	123,091
Greif Inc. Class A	2,173	69,340
Owens-Illinois Inc.(a)	10,536	218,306
Sonoco Products Co.	7,104	268,105
WestRock Co.	16,575	852,618

		2,385,549

DISTRIBUTORS - 0.02%
Core-Mark Holding Co. Inc.	779	50,985
Fenix Parts Inc.(a)	345	2,305
Genuine Parts Co.	777	64,405
VOXX International Corp.(a)	1,407	10,440
Weyco Group Inc.	418	11,303

		139,438

DIVERSIFIED CONSUMER SERVICES - 0.11%
American Public Education Inc.(a)	1,120	26,264
Apollo Education Group Inc.(a)	6,644	73,483
Ascent Capital Group Inc. Class A(a)(b)	936	25,628
Bridgepoint Education Inc.(a)	1,416	10,790
Cambium Learning Group Inc.(a)(b)	911	4,345
Career Education Corp.(a)	4,751	17,864
Carriage Services Inc.	1,013	21,871
Chegg Inc.(a)	3,280	23,649
DeVry Education Group Inc.	4,485	122,037
Graham Holdings Co. Class B	246	141,942
H&R Block Inc.	1,194	43,223
Houghton Mifflin Harcourt Co.(a)	8,867	180,089
K12 Inc.(a)	2,203	27,405
Regis Corp.(a)	2,885	37,793
Strayer Education Inc.(a)	416	22,867
Universal Technical Institute Inc.	1,655	5,809
Weight Watchers International Inc.(a)(b)	164	1,046

		786,105

Schedule of Investments (Unaudited) (Continued)

iShares® Core U.S. Value ETF

September 30, 2015

DIVERSIFIED FINANCIAL SERVICES - 2.88%
Berkshire Hathaway Inc. Class B(a)	122,200	15,934,880
CME Group Inc./IL	22,541	2,090,452
FNFV Group(a)	5,642	66,124
GAIN Capital Holdings Inc.	2,349	17,101
Intercontinental Exchange Inc.	5,055	1,187,875
Leucadia National Corp.	20,050	406,213
Marlin Business Services Corp.	649	9,988
Nasdaq Inc.	8,149	434,586
NewStar Financial Inc.(a)	2,055	16,851
PICO Holdings Inc.(a)	1,690	16,359
Resource America Inc. Class A	904	6,012
Tiptree Financial Inc.(b)	1,771	11,334
Voya Financial Inc.	16,082	623,499

		20,821,274

DIVERSIFIED TELECOMMUNICATION SERVICES - 2.13%
8x8 Inc.(a)	3,703	30,624
AT&T Inc.	364,901	11,888,475
Atlantic Tele-Network Inc.	736	54,412
CenturyLink Inc.	39,708	997,465
Cincinnati Bell Inc.(a)	14,159	44,176
Consolidated Communications Holdings Inc.	1,136	21,891
Frontier Communications Corp.	82,075	389,856
Globalstar Inc.(a)(b)	32,427	50,910
Hawaiian Telcom Holdco Inc.(a)	775	16,105
IDT Corp. Class B	877	12,541
inContact Inc.(a)(b)	226	1,697
Inteliquent Inc.	1,249	27,890
Intelsat SA(a)(b)	1,646	10,584
Iridium Communications Inc.(a)(b)	5,590	34,378
Level 3 Communications Inc.(a)	17,908	782,401
Lumos Networks Corp.	236	2,870
ORBCOMM Inc.(a)(b)	4,342	24,228
Pacific DataVision Inc.(a)	232	6,937
Premiere Global Services Inc.(a)(b)	3,089	42,443
Verizon Communications Inc.	20,646	898,307
Vonage Holdings Corp.(a)	11,719	68,908
Windstream Holdings Inc.(b)	586	3,598
Zayo Group Holdings Inc.(a)(b)	1,510	38,294

		15,448,990

ELECTRIC UTILITIES - 3.36%
ALLETE Inc.	3,432	173,282
American Electric Power Co. Inc.	34,448	1,958,713
Cleco Corp.	4,258	226,696
Duke Energy Corp.	48,611	3,497,075
Edison International	22,905	1,444,618
El Paso Electric Co.	2,844	104,716
Empire District Electric Co. (The)	3,069	67,610
Entergy Corp.	12,649	823,450
Eversource Energy	22,376	1,132,673
Exelon Corp.	60,542	1,798,097
FirstEnergy Corp.	29,726	930,721
Genie Energy Ltd. Class B	720	5,926
Great Plains Energy Inc.	10,873	293,788

Schedule of Investments (Unaudited) (Continued)
iShares® Core U.S. Value ETF

September 30, 2015

Hawaiian Electric Industries Inc.	7,561	216,925
IDACORP Inc.	3,544	229,332
ITC Holdings Corp.	6,830	227,712
MGE Energy Inc.	2,441	100,545
NextEra Energy Inc.	31,221	3,045,609
OGE Energy Corp.	14,060	384,682
Otter Tail Corp.	2,507	65,332
Pepco Holdings Inc.	17,824	431,697
Pinnacle West Capital Corp.	7,796	500,035
PNM Resources Inc.	5,613	157,445
Portland General Electric Co.	6,246	230,915
PPL Corp.	46,968	1,544,778
Southern Co. (The)	63,843	2,853,782
Spark Energy Inc. Class A	227	3,757
UIL Holdings Corp.	3,985	200,326
Unitil Corp.	1,044	38,503
Westar Energy Inc.	9,938	382,017
Xcel Energy Inc.	35,709	1,264,456

		24,335,213

ELECTRICAL EQUIPMENT - 0.43%
Babcock & Wilcox Enterprises Inc.(a)	3,023	50,786
Eaton Corp. PLC	32,837	1,684,538
Emerson Electric Co.	14,586	644,264
Encore Wire Corp.	389	12,709
EnerSys	2,293	122,859
Franklin Electric Co. Inc.	242	6,590
FuelCell Energy Inc.(a)(b)	10,126	7,441
General Cable Corp.	299	3,558
Hubbell Inc. Class B	3,534	300,213
LSI Industries Inc.	1,503	12,685
Plug Power Inc.(a)(b)	4,943	9,046
Powell Industries Inc.	743	22,364
PowerSecure International Inc.(a)	1,108	12,764
Preformed Line Products Co.	151	5,610
Regal Beloit Corp.	2,991	168,842
Sunrun Inc.(a)	1,109	11,497
Thermon Group Holdings Inc.(a)	1,844	37,894
Vicor Corp.(a)	511	5,212

		3,118,872

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.76%
Agilysys Inc.(a)	1,011	11,242
Anixter International Inc.(a)	1,968	113,711
Arrow Electronics Inc.(a)	6,735	372,311
Avnet Inc.	9,521	406,356
AVX Corp.	3,611	47,268
Benchmark Electronics Inc.(a)	3,691	80,316
Checkpoint Systems Inc.	3,040	22,040
Coherent Inc.(a)(b)	1,531	83,746
Control4 Corp.(a)(b)	1,199	9,784
Corning Inc.	88,477	1,514,726
CTS Corp.	2,569	47,552
Daktronics Inc.	1,929	16,724
Dolby Laboratories Inc. Class A	3,502	114,165
DTS Inc./CA(a)	150	4,005
Electro Rent Corp.	1,439	14,937
Fabrinet(a)	2,352	43,112
FARO Technologies Inc.(a)(b)	894	31,290
Fitbit Inc.(a)	966	36,405
FLIR Systems Inc.	3,598	100,708

Schedule of Investments (Unaudited) (Continued)

iShares® Core U.S. Value ETF

September 30, 2015

GSI Group Inc.(a)	2,180	27,751
II-VI Inc.(a)	3,491	56,135
Ingram Micro Inc. Class A	10,396	283,187
Insight Enterprises Inc.(a)	2,730	70,570
Itron Inc.(a)	2,705	86,317
Jabil Circuit Inc.	11,115	248,643
Keysight Technologies Inc.(a)	1,892	58,349
Kimball Electronics Inc.(a)	2,203	26,282
Knowles Corp.(a)(b)	6,000	110,580
Littelfuse Inc.	265	24,155
Mercury Systems Inc.(a)	2,423	38,550
Multi-Fineline Electronix Inc.(a)	542	9,051
National Instruments Corp.	6,102	169,575
Newport Corp.(a)	1,749	24,049
OSI Systems Inc.(a)	1,035	79,654
Park Electrochemical Corp.	1,549	27,247
PC Connection Inc.	742	15,382
Plexus Corp.(a)	1,477	56,983
Rofin-Sinar Technologies Inc.(a)	1,744	45,222
Rogers Corp.(a)	894	47,543
Sanmina Corp.(a)	5,819	124,352
ScanSource Inc.(a)	2,015	71,452
SYNNEX Corp.	2,069	175,989
Tech Data Corp.(a)	2,577	176,524
Trimble Navigation Ltd.(a)	17,199	282,408
TTM Technologies Inc.(a)	4,250	26,478
Vishay Intertechnology Inc.	9,543	92,472
Vishay Precision Group Inc.(a)	907	10,512

		5,535,810

ENERGY EQUIPMENT & SERVICES - 2.02%
Atwood Oceanics Inc.	4,464	66,112
Baker Hughes Inc.	30,556	1,590,134
Basic Energy Services Inc.(a)(b)	2,669	8,808
Bristow Group Inc.	2,449	64,066
C&J Energy Services Ltd.(a)(b)	3,785	13,323
Cameron International Corp.(a)(b)	13,438	824,018
CARBO Ceramics Inc.(b)	1,330	25,257
Diamond Offshore Drilling Inc.(b)	4,523	78,248
Dril-Quip Inc.(a)(b)	2,709	157,718
Ensco PLC Class A	16,390	230,771
Era Group Inc.(a)	1,552	23,233
Exterran Holdings Inc.	5,040	90,720
Fairmount Santrol Holdings Inc.(a)	220	594
FMC Technologies Inc.(a)(b)	5,623	174,313
Forum Energy Technologies Inc.(a)(b)	4,065	49,634
Frank’s International NV	2,298	35,228
Geospace Technologies Corp.(a)(b)	895	12,360
Gulfmark Offshore Inc. Class A(b)	2,067	12,629
Halliburton Co.	59,805	2,114,107
Helix Energy Solutions Group Inc.(a)	7,457	35,719
Helmerich & Payne Inc.	6,756	319,289
Hornbeck Offshore Services Inc.(a)	2,253	30,483
Independence Contract Drilling Inc.(a)	1,643	8,182
ION Geophysical Corp.(a)(b)	8,080	3,151
Key Energy Services Inc.(a)(b)	10,212	4,800
Matrix Service Co.(a)	1,789	40,199
McDermott International Inc.(a)(b)	16,811	72,287
Nabors Industries Ltd.	23,099	218,286
National Oilwell Varco Inc.	27,339	1,029,313
Natural Gas Services Group Inc.(a)	908	17,524
Newpark Resources Inc.(a)	6,531	33,439

Schedule of Investments (Unaudited) (Continued)

iShares® Core U.S. Value ETF

September 30, 2015

Noble Corp. PLC	16,879	184,150
Nordic American Offshore Ltd.(a)	1,912	11,472
North Atlantic Drilling Ltd.(b)	4,106	3,162
Oceaneering International Inc.	5,685	223,307
Oil States International Inc.(a)	3,627	94,774
Parker Drilling Co.(a)(b)	10,080	26,510
Patterson-UTI Energy Inc.	10,210	134,159
PHI Inc.(a)	886	16,728
Pioneer Energy Services Corp.(a)	4,140	8,694
Rowan Companies PLC Class A	8,787	141,910
RPC Inc.	3,370	29,824
Schlumberger Ltd.	78,440	5,410,007
SEACOR Holdings Inc.(a)(b)	1,283	76,736
Seadrill Ltd.(b)	26,094	153,955
Seventy Seven Energy Inc.(a)(b)	4,187	5,778
Superior Energy Services Inc.	10,599	133,865
Tesco Corp.	3,185	22,741
TETRA Technologies Inc.(a)	5,878	34,739
Tidewater Inc.(b)	3,311	43,507
Unit Corp.(a)(b)	3,601	40,547
Weatherford International PLC(a)(b)	54,296	460,430

		14,640,940

FOOD & STAPLES RETAILING - 1.90%
Andersons Inc. (The)	1,947	66,315
CVS Health Corp.	5,799	559,488
Fairway Group Holdings Corp.(a)(b)	970	1,018
Ingles Markets Inc. Class A	641	30,659
Rite Aid Corp.(a)	28,001	169,966
Smart & Final Stores Inc.(a)	1,581	24,837
SpartanNash Co.	2,653	68,580
SUPERVALU Inc.(a)	18,148	130,303
Sysco Corp.	28,822	1,123,193
United Natural Foods Inc.(a)	241	11,691
Village Super Market Inc. Class A	654	15,441
Wal-Mart Stores Inc.	111,005	7,197,564
Walgreens Boots Alliance Inc.	51,300	4,263,030
Weis Markets Inc.	871	36,364
Whole Foods Market Inc.	2,118	67,035

		13,765,484

FOOD PRODUCTS - 1.75%
Alico Inc.	289	11,730
Amplify Snack Brands Inc.(a)	444	4,754
Arcadia Biosciences Inc.(a)	361	1,101
Archer-Daniels-Midland Co.	43,614	1,807,800
B&G Foods Inc.	140	5,103
Blue Buffalo Pet Products Inc.(a)	970	17,370
Boulder Brands Inc.(a)(b)	252	2,064
Bunge Ltd.	10,116	741,503
Campbell Soup Co.	4,998	253,299
ConAgra Foods Inc.	25,997	1,053,138
Darling Ingredients Inc.(a)	11,483	129,069
Dean Foods Co.	3,591	59,323
Diamond Foods Inc.(a)	96	2,963
Flowers Foods Inc.	1,247	30,851
Fresh Del Monte Produce Inc.(b)	2,344	92,611
Ingredion Inc.	4,403	384,426
JM Smucker Co. (The)	8,402	958,584
John B Sanfilippo & Son Inc.	433	22,196
Kellogg Co.	1,758	116,995

Schedule of Investments (Unaudited) (Continued)

iShares® Core U.S. Value ETF

September 30, 2015

Lancaster Colony Corp.	429	41,819
Landec Corp.(a)	1,473	17,190
Mondelez International Inc. Class A	114,314	4,786,327
Omega Protein Corp.(a)	1,666	28,272
Pilgrim’s Pride Corp.(b)	3,865	80,315
Pinnacle Foods Inc.	8,160	341,741
Post Holdings Inc.(a)	4,339	256,435
Sanderson Farms Inc.(b)	1,548	106,146
Seaboard Corp.(a)	18	55,422
Seneca Foods Corp. Class A(a)	613	16,152
Snyder’s-Lance Inc.	3,433	115,795
Tootsie Roll Industries Inc.(b)	772	24,156
TreeHouse Foods Inc.(a)	2,996	233,059
Tyson Foods Inc. Class A	19,699	849,027

		12,646,736

GAS UTILITIES - 0.45%
AGL Resources Inc.	8,448	515,666
Atmos Energy Corp.	7,113	413,834
Chesapeake Utilities Corp.	1,119	59,397
Laclede Group Inc. (The)	3,047	166,153
National Fuel Gas Co.	5,946	297,181
New Jersey Resources Corp.	6,024	180,901
Northwest Natural Gas Co.	1,928	88,380
ONE Gas Inc.	3,707	168,038
Piedmont Natural Gas Co. Inc.	5,545	222,188
Questar Corp.	12,378	240,257
South Jersey Industries Inc.	4,781	120,720
Southwest Gas Corp.	3,296	192,223
UGI Corp.	12,153	423,167
WGL Holdings Inc.	3,509	202,364

		3,290,469

HEALTH CARE EQUIPMENT & SUPPLIES - 2.41%
Abbott Laboratories	104,635	4,208,420
Alere Inc.(a)	2,147	103,378
Analogic Corp.	793	65,058
AngioDynamics Inc.(a)	1,914	25,246
Anika Therapeutics Inc.(a)	235	7,480
AtriCure Inc.(a)	619	13,562
Baxter International Inc.	13,964	458,717
Boston Scientific Corp.(a)	86,911	1,426,210
Cardiovascular Systems Inc.(a)	113	1,790
Cerus Corp.(a)(b)	1,023	4,644
ConforMIS Inc.(a)	119	2,149
CONMED Corp.	1,948	92,998
Cooper Companies Inc. (The)	1,068	158,982
CryoLife Inc.	1,951	18,983
Cutera Inc.(a)	329	4,303
Cynosure Inc. Class A(a)	235	7,059
DENTSPLY International Inc.	7,322	370,274
EndoChoice Holdings Inc.(a)	76	863
Entellus Medical Inc.(a)	172	3,099
Exactech Inc.(a)	918	16,001
Glaukos Corp.(a)	79	1,911
Greatbatch Inc.(a)	1,799	101,500
Haemonetics Corp.(a)	1,900	61,408
Halyard Health Inc.(a)	3,220	91,577
Hill-Rom Holdings Inc.	320	16,637
ICU Medical Inc.(a)	355	38,872
Integra LifeSciences Holdings Corp.(a)	1,148	68,363

Schedule of Investments (Unaudited) (Continued)

iShares® Core U.S. Value ETF

September 30, 2015

Invacare Corp.	2,423	35,061
Invuity Inc.(a)	53	743
Lantheus Holdings Inc.(a)	141	606
LeMaitre Vascular Inc.	537	6,546
Medtronic PLC	100,143	6,703,572
Meridian Bioscience Inc.	428	7,319
Merit Medical Systems Inc.(a)	3,102	74,169
OraSure Technologies Inc.(a)	4,339	19,265
Orthofix International NV(a)	1,273	42,964
Oxford Immunotec Global PLC(a)	69	931
Quidel Corp.(a)	1,096	20,692
Rockwell Medical Inc.(a)(b)	597	4,603
RTI Surgical Inc.(a)	1,029	5,845
SeaSpine Holdings Corp.(a)	333	5,395
St. Jude Medical Inc.	8,608	543,079
Stryker Corp.	11,715	1,102,381
SurModics Inc.(a)	867	18,935
Teleflex Inc.	2,920	362,693
TransEnterix Inc.(a)(b)	2,020	4,565
Unilife Corp.(a)(b)	1,392	1,364
Wright Medical Group Inc.(a)(b)	1,738	36,533
Wright Medical Group NV(a)	1,145	23,347
Zimmer Biomet Holdings Inc.	11,254	1,057,088

		17,447,180

HEALTH CARE PROVIDERS & SERVICES - 1.63%
Aceto Corp.	215	5,902
Addus HomeCare Corp.(a)	384	11,962
Aetna Inc.	18,502	2,024,304
Alliance HealthCare Services Inc.(a)	246	2,401
Almost Family Inc.(a)	606	24,270
Amedisys Inc.(a)(b)	394	14,960
AmSurg Corp.(a)	2,562	199,093
Anthem Inc.	14,826	2,075,640
BioScrip Inc.(a)(b)	5,240	9,799
Brookdale Senior Living Inc.(a)	10,101	231,919
Cardinal Health Inc.	2,235	171,693
Community Health Systems Inc.(a)	8,313	355,547
Cross Country Healthcare Inc.(a)	867	11,800
DaVita HealthCare Partners Inc.(a)	8,853	640,337
Ensign Group Inc. (The)	83	3,538
Express Scripts Holding Co.(a)(b)	7,610	616,106
Five Star Quality Care Inc.(a)	3,988	12,323
Genesis Healthcare Inc.(a)	1,488	9,121
Hanger Inc.(a)	2,359	32,177
HCA Holdings Inc.(a)	20,776	1,607,231
Health Net Inc./CA(a)	4,539	273,339
Healthways Inc.(a)	2,061	22,918
Humana Inc.	775	138,725
IPC Healthcare Inc.(a)	534	41,486
Kindred Healthcare Inc.	5,833	91,870
Laboratory Corp. of America Holdings(a)	4,707	510,568
LHC Group Inc.(a)	863	38,636
LifePoint Health Inc.(a)(b)	2,811	199,300
Magellan Health Inc.(a)	1,927	106,814
MEDNAX Inc.(a)	2,771	212,785
National Healthcare Corp.	775	47,190
National Research Corp. Class A	95	1,134
Owens & Minor Inc.	4,450	142,133
Patterson Companies Inc.	2,749	118,894
PharMerica Corp.(a)	2,254	64,171
Quest Diagnostics Inc.	10,118	621,953

Schedule of Investments (Unaudited) (Continued)

iShares® Core U.S. Value ETF

September 30, 2015

Select Medical Holdings Corp.	383	4,133
Surgical Care Affiliates Inc.(a)	39	1,275
Teladoc Inc.(a)	153	3,410
Triple-S Management Corp. Class B(a)	1,705	30,366
Trupanion Inc.(a)	651	4,915
UnitedHealth Group Inc.	3,355	389,214
Universal American Corp./NY(a)(b)	3,819	26,122
Universal Health Services Inc. Class B	5,298	661,243
VCA Inc.(a)	327	17,217

		11,829,934

HEALTH CARE TECHNOLOGY - 0.02%
Allscripts Healthcare Solutions Inc.(a)	8,733	108,289
Evolent Health Inc.(a)	209	3,335
MedAssets Inc.(a)	272	5,456
Vocera Communications Inc.(a)	679	7,748

		124,828

HOTELS, RESTAURANTS & LEISURE - 0.64%
Aramark	1,082	32,071
Belmond Ltd.(a)	6,648	67,211
Biglari Holdings Inc.(a)(b)	118	43,157
Bob Evans Farms Inc./DE	1,536	66,586
Bravo Brio Restaurant Group Inc.(a)	117	1,319
Caesars Acquisition Co. Class A(a)	3,487	24,758
Caesars Entertainment Corp.(a)(b)	3,563	20,986
Carnival Corp.	29,862	1,484,141
Carrols Restaurant Group Inc.(a)	656	7,806
Cracker Barrel Old Country Store Inc.	58	8,542
Darden Restaurants Inc.	7,093	486,154
Del Frisco’s Restaurant Group Inc.(a)	1,423	19,765
Denny’s Corp.(a)	1,962	21,641
DineEquity Inc.	76	6,966
Eldorado Resorts Inc.(a)	1,014	9,146
Empire Resorts Inc.(a)	57	240
Fogo De Chao Inc.(a)	66	1,029
Hyatt Hotels Corp. Class A(a)(b)	2,401	113,087
International Game Technology PLC(b)	2,040	31,273
International Speedway Corp. Class A	1,965	62,330
Intrawest Resorts Holdings Inc.(a)	1,618	14,012
Isle of Capri Casinos Inc.(a)	218	3,802
J Alexander’s Holdings Inc.	974	9,716
Kona Grill Inc.(a)(b)	295	4,646
Marcus Corp. (The)	1,131	21,874
Marriott Vacations Worldwide Corp.	780	53,149
MGM Resorts International(a)	29,054	536,046
Monarch Casino & Resort Inc.(a)	619	11,123
Morgans Hotel Group Co.(a)	947	3,144
Noodles & Co.(a)(b)	270	3,823
Norwegian Cruise Line Holdings Ltd.(a)	706	40,454
Penn National Gaming Inc.(a)(b)	5,234	87,827
Planet Fitness Inc. Class A(a)	452	7,746
Royal Caribbean Cruises Ltd.	12,112	1,079,058
Ruby Tuesday Inc.(a)(b)	4,885	30,336
Ruth’s Hospitality Group Inc.	933	15,152
Shake Shack Inc. Class A(a)(b)	96	4,550
Sonic Corp.	1,017	23,340
Speedway Motorsports Inc.	894	16,137
Wendy’s Co. (The)	15,330	132,605
Wingstop Inc.(a)	87	2,086
Wynn Resorts Ltd.	638	33,891

		4,642,725

Schedule of Investments (Unaudited) (Continued)

iShares® Core U.S. Value ETF

September 30, 2015

HOUSEHOLD DURABLES - 0.60%
Bassett Furniture Industries Inc.	296	8,244
Beazer Homes USA Inc.(a)	2,389	31,845
Cavco Industries Inc.(a)	106	7,217
Century Communities Inc.(a)(b)	881	17,488
CSS Industries Inc.	762	20,071
DR Horton Inc.	13,549	397,799
Ethan Allen Interiors Inc.	1,932	51,024
Flexsteel Industries Inc.	367	11,469
Garmin Ltd.	8,345	299,419
Green Brick Partners Inc.(a)	1,627	17,620
Helen of Troy Ltd.(a)	1,186	105,910
Hooker Furniture Corp.	616	14,501
Hovnanian Enterprises Inc. Class A(a)(b)	8,937	15,818
iRobot Corp.(a)(b)	1,627	47,411
KB Home	5,610	76,015
La-Z-Boy Inc.	2,126	56,467
Lennar Corp. Class A	7,443	358,232
Lennar Corp. Class B	359	14,216
LGI Homes Inc.(a)	709	19,278
Libbey Inc.	112	3,652
Lifetime Brands Inc.	742	10,373
M/I Homes Inc.(a)	1,419	33,460
MDC Holdings Inc.	1,789	46,836
Meritage Homes Corp.(a)(b)	2,605	95,135
Mohawk Industries Inc.(a)	1,294	235,236
NACCO Industries Inc. Class A	268	12,743
New Home Co. Inc. (The)(a)(b)	428	5,543
Newell Rubbermaid Inc.	9,342	370,971
PulteGroup Inc.	25,681	484,600
Ryland Group Inc. (The)	2,146	87,621
Skullcandy Inc.(a)	1,402	7,753
Standard Pacific Corp.(a)	10,300	82,400
Taylor Morrison Home Corp. Class A(a)(b)	2,469	46,071
Toll Brothers Inc.(a)	8,050	275,632
TRI Pointe Group Inc.(a)	10,784	141,163
Tupperware Brands Corp.	157	7,770
Universal Electronics Inc.(a)	167	7,019
WCI Communities Inc.(a)	1,136	25,708
Whirlpool Corp.	5,119	753,824
William Lyon Homes Class A(a)(b)	1,164	23,978
ZAGG Inc.(a)	116	788

		4,328,320

HOUSEHOLD PRODUCTS - 2.11%
Central Garden & Pet Co. Class A(a)	2,767	44,576
Clorox Co. (The)	1,898	219,276
Colgate-Palmolive Co.	7,803	495,179
Energizer Holdings Inc.	4,378	169,472
HRG Group Inc.(a)(b)	3,066	35,964
Kimberly-Clark Corp.	5,295	577,367
Oil-Dri Corp. of America	220	5,038
Orchids Paper Products Co.	592	15,451
Procter & Gamble Co. (The)	190,651	13,715,433

		15,277,756

Schedule of Investments (Unaudited) (Continued)

iShares® Core U.S. Value ETF

September 30, 2015

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 0.24%
Abengoa Yield PLC	3,392	56,138
AES Corp./VA	48,072	470,625
Atlantic Power Corp.	9,483	17,638
Calpine Corp.(a)	23,184	338,486
Dynegy Inc.(a)(b)	9,025	186,547
NRG Energy Inc.	23,498	348,945
NRG Yield Inc. Class A	2,322	25,890
NRG Yield Inc. Class C(b)	4,412	51,223
Ormat Technologies Inc.	1,475	50,194
Pattern Energy Group Inc.	3,988	76,131
Talen Energy Corp.(a)	5,883	59,418
TerraForm Global Inc. Class A(a)	2,381	15,850
TerraForm Power Inc.	3,839	54,591
Vivint Solar Inc.(a)(b)	828	8,678

		1,760,354

INDUSTRIAL CONGLOMERATES - 3.01%
Carlisle Companies Inc.	3,587	313,432
Danaher Corp.	33,829	2,882,569
General Electric Co.	708,053	17,857,097
Raven Industries Inc.	2,221	37,646
Roper Technologies Inc.	4,349	681,488

		21,772,232

INSURANCE - 5.82%
ACE Ltd.	22,949	2,372,927
Aflac Inc.	30,507	1,773,372
Alleghany Corp.(a)	1,128	528,028
Allied World Assurance Co. Holdings AG	6,725	256,693
Allstate Corp. (The)	28,749	1,674,342
Ambac Financial Group Inc.(a)(b)	1,870	27,059
American Equity Investment Life Holding Co.	5,798	135,151
American Financial Group Inc./OH	4,831	332,904
American International Group Inc.	93,712	5,324,716
American National Insurance Co.	513	50,089
AMERISAFE Inc.	1,393	69,274
AmTrust Financial Services Inc.	2,516	158,458
Arch Capital Group Ltd.(a)(b)	8,742	642,275
Argo Group International Holdings Ltd.	1,962	111,030
Arthur J Gallagher & Co.	5,213	215,193
Aspen Insurance Holdings Ltd.	4,342	201,773
Assurant Inc.	4,787	378,221
Assured Guaranty Ltd.	10,634	265,850
Atlas Financial Holdings Inc.(a)	442	8,177
Axis Capital Holdings Ltd.	7,106	381,734
Baldwin & Lyons Inc. Class B	639	13,866
Brown & Brown Inc.	8,156	252,591
Chubb Corp. (The)	16,147	1,980,429
Cincinnati Financial Corp.	11,582	623,112
Citizens Inc./TX(a)(b)	3,082	22,868
CNA Financial Corp.	2,026	70,768
CNO Financial Group Inc.	13,867	260,838
Crawford & Co. Class B	1,886	10,580
Donegal Group Inc. Class A	613	8,619
EMC Insurance Group Inc.	548	12,719
Employers Holdings Inc.	920	20,507
Endurance Specialty Holdings Ltd.	4,382	267,433
Enstar Group Ltd.(a)	656	98,400
Everest Re Group Ltd.	3,134	543,247

Schedule of Investments (Unaudited) (Continued)

iShares® Core U.S. Value ETF

September 30, 2015

FBL Financial Group Inc. Class A	754	46,386
Federated National Holding Co.	892	21,426
Fidelity & Guaranty Life	787	19,313
First American Financial Corp.	7,638	298,417
FNF Group	19,756	700,745
Genworth Financial Inc. Class A(a)	35,043	161,899
Global Indemnity PLC(a)	537	14,053
Greenlight Capital Re Ltd. Class A(a)	2,203	49,083
Hallmark Financial Services Inc.(a)	1,016	11,674
Hanover Insurance Group Inc. (The)	3,117	242,191
Hartford Financial Services Group Inc. (The)	29,527	1,351,746
HCC Insurance Holdings Inc.	6,737	521,915
HCI Group Inc.	475	18,416
Heritage Insurance Holdings Inc.(a)	534	10,536
Horace Mann Educators Corp.	2,903	96,438
Independence Holding Co.	631	8,178
Infinity Property & Casualty Corp.	771	62,096
James River Group Holdings Ltd.	712	19,146
Kansas City Life Insurance Co.	355	16,681
Kemper Corp.	3,060	108,232
Lincoln National Corp.	17,821	845,785
Loews Corp.	21,934	792,695
Maiden Holdings Ltd.	3,140	43,583
Markel Corp.(a)	887	711,250
Marsh & McLennan Companies Inc.	15,132	790,193
MBIA Inc.(a)(b)	9,920	60,314
Mercury General Corp.(b)	1,223	61,774
MetLife Inc.	65,847	3,104,686
National General Holdings Corp.	2,704	52,160
National Interstate Corp.	493	13,153
National Western Life Insurance Co. Class A	175	38,972
Navigators Group Inc. (The)(a)	783	61,058
Old Republic International Corp.	18,392	287,651
OneBeacon Insurance Group Ltd. Class A	1,668	23,419
PartnerRe Ltd.	3,366	467,470
Primerica Inc.	3,623	163,289
Principal Financial Group Inc.	20,741	981,879
ProAssurance Corp.	3,870	189,901
Progressive Corp. (The)	41,249	1,263,869
Prudential Financial Inc.	31,836	2,426,221
Reinsurance Group of America Inc.	4,640	420,338
RenaissanceRe Holdings Ltd.	3,247	345,221
RLI Corp.	3,037	162,571
Safety Insurance Group Inc.	1,112	60,215
Selective Insurance Group Inc.	3,980	123,619
StanCorp Financial Group Inc.	2,973	339,517
State Auto Financial Corp.	1,046	23,859
State National Companies Inc.	2,297	21,477
Stewart Information Services Corp.	1,575	64,433
Symetra Financial Corp.	5,296	167,565
Third Point Reinsurance Ltd.(a)	5,372	72,253
Torchmark Corp.	8,879	500,776
Travelers Companies Inc. (The)	22,407	2,230,169
United Fire Group Inc.	1,506	52,785
United Insurance Holdings Corp.	1,051	13,821
Unum Group	17,572	563,710
Validus Holdings Ltd.	5,959	268,572
White Mountains Insurance Group Ltd.	416	310,877
WR Berkley Corp.	6,843	372,054
XL Group PLC	21,597	784,403

		42,149,371

Schedule of Investments (Unaudited) (Continued)

iShares® Core U.S. Value ETF

September 30, 2015

INTERNET & CATALOG RETAIL - 0.10%
EVINE Live Inc.(a)	2,964	7,766
FTD Companies Inc.(a)	1,248	37,190
Lands’ End Inc.(a)(b)	878	23,715
Liberty Interactive Corp. QVC Group Series A(a)	19,111	501,281
Liberty TripAdvisor Holdings Inc. Class A(a)	3,659	81,120
Shutterfly Inc.(a)(b)	965	34,499
Travelport Worldwide Ltd.	1,999	26,427

		711,998

INTERNET SOFTWARE & SERVICES - 0.37%
Actua Corp.(a)	3,173	37,314
Alarm.com Holdings Inc.(a)	127	1,480
Amber Road Inc.(a)(b)	45	190
Appfolio Inc.(a)	89	1,499
Bankrate Inc.(a)(b)	4,699	48,635
Bazaarvoice Inc.(a)(b)	2,798	12,619
Blucora Inc.(a)	2,718	37,427
Brightcove Inc.(a)	145	713
Care.com Inc.(a)(b)	1,284	6,600
Dealertrack Technologies Inc.(a)	2,941	185,754
DHI Group Inc.(a)	1,961	14,335
Everyday Health Inc.(a)(b)	38	347
HomeAway Inc.(a)	4,464	118,475
IntraLinks Holdings Inc.(a)(b)	1,272	10,545
Limelight Networks Inc.(a)	4,585	8,757
Liquidity Services Inc.(a)	2,030	15,002
Marchex Inc. Class B	1,825	7,355
Marin Software Inc.(a)	1,489	4,661
Millennial Media Inc.(a)(b)	10,410	18,218
Monster Worldwide Inc.(a)(b)	6,249	40,119
QuinStreet Inc.(a)	2,446	13,575
RealNetworks Inc.(a)	1,647	6,736
Reis Inc.	212	4,802
RetailMeNot Inc.(a)(b)	2,426	19,990
Rocket Fuel Inc.(a)(b)	1,593	7,439
SciQuest Inc.(a)	669	6,690
TechTarget Inc.(a)	1,165	9,926
United Online Inc.(a)	885	8,850
Xactly Corp.(a)	122	951
Yahoo! Inc.(a)	65,975	1,907,337
Zillow Group Inc. Class A(a)(b)	1,222	35,108
Zillow Group Inc. Class C(a)(b)	2,441	65,907

		2,657,356

IT SERVICES - 1.20%
6D Global Technologies Inc.(a)(b)	768	2,235
Acxiom Corp.(a)(b)	5,464	107,969
Amdocs Ltd.	10,890	619,423
Automatic Data Processing Inc.	6,487	521,295
Black Knight Financial Services Inc. Class A(a)(b)	180	5,859
Booz Allen Hamilton Holding Corp.	600	15,726
CACI International Inc. Class A(a)	1,707	126,267
Cass Information Systems Inc.	305	14,985
CIBER Inc.(a)	5,517	17,544
Computer Sciences Corp.	9,777	600,112
Convergys Corp.	6,963	160,915
CoreLogic Inc./U.S.(a)	3,507	130,566
Datalink Corp.(a)	1,446	8,633
DST Systems Inc.	565	59,404

Schedule of Investments (Unaudited) (Continued)

iShares® Core U.S. Value ETF

September 30, 2015

Everi Holdings Inc.(a)	5,137	26,353
ExlService Holdings Inc.(a)	296	10,931
Fidelity National Information Services Inc.	11,363	762,230
International Business Machines Corp.	28,395	4,116,423
Leidos Holdings Inc.	4,297	177,509
ManTech International Corp./VA Class A	1,772	45,540
ModusLink Global Solutions Inc.(a)(b)	3,457	9,887
MoneyGram International Inc.(a)	2,201	17,652
NeuStar Inc. Class A(a)(b)	373	10,149
Paychex Inc.	2,989	142,366
Perficient Inc.(a)	918	14,165
PFSweb Inc.(a)	61	867
ServiceSource International Inc.(a)(b)	1,723	6,892
Sykes Enterprises Inc.(a)	2,682	68,391
TeleTech Holdings Inc.	522	13,984
Teradata Corp.(a)(b)	2,561	74,167
Unisys Corp.(a)	1,156	13,756
Xerox Corp.	77,768	756,683

		8,658,878

LEISURE PRODUCTS - 0.14%
Arctic Cat Inc.	640	14,195
Black Diamond Inc.(a)	1,770	11,116
Brunswick Corp./DE	1,723	82,514
Callaway Golf Co.	5,890	49,182
Escalade Inc.	660	10,428
Hasbro Inc.	1,492	107,633
JAKKS Pacific Inc.(a)(b)	1,539	13,112
Johnson Outdoors Inc. Class A	511	10,782
Mattel Inc.	23,739	499,943
MCBC Holdings Inc.(a)	154	1,995
Performance Sports Group Ltd.(a)	2,844	38,167
Vista Outdoor Inc.(a)	3,913	173,855

		1,012,922

LIFE SCIENCES TOOLS & SERVICES - 0.59%
Affymetrix Inc.(a)	4,235	36,167
Agilent Technologies Inc.	23,403	803,425
Bio-Rad Laboratories Inc. Class A(a)(b)	1,458	195,824
Bio-Techne Corp.	1,533	141,741
Harvard Bioscience Inc.(a)	1,934	7,311
Luminex Corp.(a)	2,672	45,183
PerkinElmer Inc.	6,733	309,449
QIAGEN NV(a)	16,349	421,804
Quintiles Transnational Holdings Inc.(a)	299	20,801
Thermo Fisher Scientific Inc.	18,550	2,268,294
VWR Corp.(a)(b)	1,056	27,129

		4,277,128

MACHINERY - 1.69%
Accuride Corp.(a)	224	620
Actuant Corp. Class A	4,199	77,220
AGCO Corp.	5,342	249,097
Alamo Group Inc.	653	30,528
Albany International Corp. Class A	1,727	49,409
Allison Transmission Holdings Inc.	5,701	152,160
Altra Industrial Motion Corp.	296	6,843
American Railcar Industries Inc.(b)	442	15,983
Astec Industries Inc.	1,325	44,401
Barnes Group Inc.	3,865	139,333

Schedule of Investments (Unaudited) (Continued)

iShares® Core U.S. Value ETF

September 30, 2015

Briggs & Stratton Corp.	3,147	60,769
Caterpillar Inc.	35,046	2,290,607
Chart Industries Inc.(a)	2,084	40,034
CIRCOR International Inc.	1,160	46,539
CLARCOR Inc.	226	10,776
Colfax Corp.(a)(b)	7,023	210,058
Columbus McKinnon Corp./NY	1,436	26,078
Crane Co.	3,351	156,190
Cummins Inc.	3,253	353,211
Deere & Co.	19,245	1,424,130
Donaldson Co. Inc.	894	25,103
Douglas Dynamics Inc.	1,079	21,429
Dover Corp.	11,261	643,904
EnPro Industries Inc.	607	23,776
ESCO Technologies Inc.	1,834	65,841
ExOne Co. (The)(a)(b)	636	4,268
Federal Signal Corp.	4,301	58,967
Flowserve Corp.	5,013	206,235
FreightCar America Inc.	436	7,482
Global Brass & Copper Holdings Inc.	39	800
Gorman-Rupp Co. (The)	948	22,724
Graham Corp.	594	10,484
Hurco Companies Inc.	501	13,146
Hyster-Yale Materials Handling Inc.	442	25,561
IDEX Corp.	535	38,145
Ingersoll-Rand PLC	17,339	880,301
ITT Corp.	6,229	208,235
Joy Global Inc.	6,855	102,345
Kadant Inc.	653	25,473
Kennametal Inc.	5,583	138,961
LB Foster Co. Class A	745	9,149
Lincoln Electric Holdings Inc.	415	21,758
Lindsay Corp.(b)	145	9,830
Lydall Inc.(a)	717	20,427
Manitowoc Co. Inc. (The)	9,464	141,960
Meritor Inc.(a)	2,978	31,656
Milacron Holdings Corp.(a)	607	10,651
Miller Industries Inc./TN	894	17,469
Mueller Industries Inc.	1,283	37,951
Navistar International Corp.(a)(b)	3,478	44,240
Oshkosh Corp.	5,513	200,287
PACCAR Inc.	2,438	127,190
Parker-Hannifin Corp.	5,316	517,247
Pentair PLC	12,659	646,115
SPX Corp.	3,014	35,927
SPX FLOW Inc.(a)	3,014	103,772
Standex International Corp.	277	20,872
Stanley Black & Decker Inc.	9,828	953,119
Tennant Co.	86	4,831
Terex Corp.	7,406	132,864
Timken Co. (The)	5,422	149,051
Titan International Inc.	3,459	22,864
TriMas Corp.(a)	2,913	47,628
Trinity Industries Inc.	10,828	245,471
Twin Disc Inc.	609	7,558
Valmont Industries Inc.	1,572	149,167
Watts Water Technologies Inc. Class A	2,051	108,334
Woodward Inc.	1,426	58,038
Xylem Inc./NY	12,705	417,359

		12,199,951

Schedule of Investments (Unaudited) (Continued)

iShares® Core U.S. Value ETF

September 30, 2015

MARINE - 0.04%
Eagle Bulk Shipping Inc.(a)	1,076	6,381
Golden Ocean Group Ltd.(b)	4,820	11,857
Kirby Corp.(a)	3,896	241,357
Matson Inc.	248	9,546
Navios Maritime Holdings Inc.	6,116	15,229
Safe Bulkers Inc.(b)	2,947	8,134
Scorpio Bulkers Inc.(a)(b)	22,100	32,266
Ultrapetrol Bahamas Ltd.(a)	1,662	681

		325,451

MEDIA - 1.27%
AMC Entertainment Holdings Inc. Class A	1,382	34,813
Cable One Inc.(a)(b)	246	103,177
Cablevision Systems Corp. Class A	12,195	395,972
Carmike Cinemas Inc.(a)	1,544	31,019
Central European Media Enterprises Ltd. Class A(a)(b)	1,405	3,035
Clear Channel Outdoor Holdings Inc. Class A(a)	1,675	11,943
Comcast Corp. Class A	14,504	824,988
Comcast Corp. Class A Special NVS	2,559	146,477
Crown Media Holdings Inc. Class A(a)	469	2,509
Cumulus Media Inc. Class A(a)(b)	8,925	6,281
Daily Journal Corp.(a)(b)	59	10,986
Discovery Communications Inc. Class A(a)(b)	911	23,713
Discovery Communications Inc. Class C NVS(a)	1,662	40,370
DISH Network Corp. Class A(a)	4,976	290,300
DreamWorks Animation SKG Inc. Class A(a)	5,350	93,357
Entercom Communications Corp. Class A(a)	1,810	18,390
Entravision Communications Corp. Class A	248	1,647
Eros International PLC(a)	2,120	57,643
EW Scripps Co. (The) Class A	1,494	26,399
Gannett Co. Inc.	7,992	117,722
Harte-Hanks Inc.	3,051	10,770
Hemisphere Media Group Inc.(a)(b)	438	5,957
John Wiley & Sons Inc. Class A	3,267	163,448
Journal Media Group Inc.	1,283	9,622
Liberty Broadband Corp. Class A(a)(b)	1,812	93,209
Liberty Broadband Corp. Class C(a)	4,633	237,071
Liberty Media Corp. Class A(a)	7,388	263,899
Liberty Media Corp. Class C(a)	14,122	486,644
Martha Stewart Living Omnimedia Inc. Class A(a)	556	3,314
MDC Partners Inc. Class A	2,383	43,919
Media General Inc.(a)(b)	6,749	94,419
Meredith Corp.	2,585	110,069
National CineMedia Inc.	3,261	43,763
New Media Investment Group Inc.	3,050	47,153
New York Times Co. (The) Class A	7,751	91,539
News Corp. Class A	27,020	340,992
News Corp. Class B	8,349	107,034
Reading International Inc. Class A(a)	699	8,856
Rentrak Corp.(a)(b)	82	4,434
Saga Communications Inc. Class A	382	12,839
Scholastic Corp.	1,829	71,258
SFX Entertainment Inc.(a)(b)	1,523	777
Sizmek Inc.(a)	2,069	12,393
TEGNA Inc.	15,984	357,882
Thomson Reuters Corp.	23,223	934,958
Time Inc.	7,713	146,933
Time Warner Inc.	28,118	1,933,112
Townsquare Media Inc. Class A(a)	937	9,154
Tribune Media Co.	5,640	200,784
Tribune Publishing Co.	1,042	8,169
Twenty-First Century Fox Inc. Class A	28,641	772,734
Twenty-First Century Fox Inc. Class B	10,927	295,794

		9,163,640

Schedule of Investments (Unaudited) (Continued)

iShares® Core U.S. Value ETF

September 30, 2015

METALS & MINING - 0.69%
AK Steel Holding Corp.(a)(b)	13,709	33,039
Alcoa Inc.	92,240	891,038
Allegheny Technologies Inc.	7,689	109,030
Carpenter Technology Corp.	3,548	105,624
Century Aluminum Co.(a)	3,057	14,062
Cliffs Natural Resources Inc.(b)	12,283	29,971
Coeur Mining Inc.(a)(b)	9,148	25,797
Commercial Metals Co.	8,153	110,473
Freeport-McMoRan Inc.	79,823	773,485
Gerber Scientific Inc. Escrow(a)	1,091	11
Handy & Harman Ltd.(a)	154	3,693
Haynes International Inc.	773	29,250
Hecla Mining Co.	26,091	51,399
Horsehead Holding Corp.(a)(b)	4,050	12,312
Kaiser Aluminum Corp.	802	64,361
Materion Corp.	1,361	40,857
Newmont Mining Corp.	37,177	597,434
Nucor Corp.	22,479	844,087
Olympic Steel Inc.	666	6,627
Real Industry Inc.(a)	619	5,460
Reliance Steel & Aluminum Co.	5,233	282,634
Royal Gold Inc.	4,328	203,329
Ryerson Holding Corp.(a)(b)	678	3,560
Schnitzer Steel Industries Inc. Class A	1,914	25,916
Southern Copper Corp.(b)	5,329	142,391
Steel Dynamics Inc.	15,146	260,208
Stillwater Mining Co.(a)(b)	5,560	57,435
SunCoke Energy Inc.	1,659	12,907
Tahoe Resources Inc.	9,845	76,200
TimkenSteel Corp.	2,937	29,722
U.S. Steel Corp.(b)	10,265	106,961
Worthington Industries Inc.	2,527	66,915

		5,016,188

MULTI-UTILITIES - 2.22%
Alliant Energy Corp.	7,957	465,405
Ameren Corp.	17,087	722,268
Avista Corp.	4,385	145,801
Black Hills Corp.	3,151	130,262
CenterPoint Energy Inc.	30,300	546,612
CMS Energy Corp.	19,496	688,599
Consolidated Edison Inc.	20,593	1,376,642
Dominion Resources Inc./VA	39,629	2,789,089
DTE Energy Co.	12,634	1,015,395
MDU Resources Group Inc.	13,724	236,053
NiSource Inc.	22,355	414,685
NorthWestern Corp.	3,312	178,285
PG&E Corp.	33,735	1,781,208
Public Service Enterprise Group Inc.	35,564	1,499,378
SCANA Corp.	10,062	566,088
Sempra Energy	17,410	1,683,895
TECO Energy Inc.	16,565	434,997
Vectren Corp.	5,819	244,456
WEC Energy Group Inc.	22,236	1,161,164

		16,080,282

Schedule of Investments (Unaudited) (Continued)

iShares® Core U.S. Value ETF

September 30, 2015

MULTILINE RETAIL - 0.64%
Burlington Stores Inc.(a)(b)	510	26,030
Dillard’s Inc. Class A	1,462	127,764
Fred’s Inc. Class A	2,798	33,156
JC Penney Co. Inc.(a)(b)	21,488	199,624
Kohl’s Corp.	14,286	661,585
Macy’s Inc.	6,680	342,818
Ollie’s Bargain Outlet Holdings Inc.(a)	182	2,942
Sears Holdings Corp.(a)(b)	767	17,334
Target Corp.	41,150	3,236,859
Tuesday Morning Corp.(a)	641	3,468

		4,651,580

OIL, GAS & CONSUMABLE FUELS - 10.14%
Abraxas Petroleum Corp.(a)(b)	5,807	7,433
Adams Resources & Energy Inc.	146	5,986
Alon USA Energy Inc.	2,203	39,808
Anadarko Petroleum Corp.	35,705	2,156,225
Antero Resources Corp.(a)(b)	4,838	102,372
Apache Corp.	26,598	1,041,578
Approach Resources Inc.(a)(b)	1,747	3,267
Ardmore Shipping Corp.	1,366	16,501
Bill Barrett Corp.(a)(b)	3,840	12,672
Bonanza Creek Energy Inc.(a)(b)	3,380	13,757
California Resources Corp.	22,151	57,593
Callon Petroleum Co.(a)(b)	4,342	31,653
Carrizo Oil & Gas Inc.(a)(b)	3,392	103,592
Cheniere Energy Inc.(a)	16,600	801,780
Chesapeake Energy Corp.(b)	41,111	301,344
Chevron Corp.	132,147	10,423,755
Cimarex Energy Co.	6,636	680,057
Clayton Williams Energy Inc.(a)	385	14,942
Clean Energy Fuels Corp.(a)(b)	4,642	20,889
Cloud Peak Energy Inc.(a)(b)	4,601	12,101
Cobalt International Energy Inc.(a)	25,595	181,213
Columbia Pipeline Group Inc.	22,355	408,873
Concho Resources Inc.(a)	8,435	829,160
ConocoPhillips	86,657	4,156,070
CONSOL Energy Inc.	16,125	158,025
Contango Oil & Gas Co.(a)	1,320	10,032
Continental Resources Inc./OK(a)	3,991	115,619
CVR Energy Inc.	678	27,832
Delek U.S. Holdings Inc.	1,808	50,082
Denbury Resources Inc.(b)	25,147	61,359
Devon Energy Corp.	28,974	1,074,646
DHT Holdings Inc.	6,202	46,019
Diamondback Energy Inc.(a)(b)	4,688	302,845
Dorian LPG Ltd.(a)	1,608	16,578
Earthstone Energy Inc.(a)	89	1,353
Eclipse Resources Corp.(a)(b)	2,937	5,727
Energen Corp.	5,535	275,975
Energy Fuels Inc./Canada(a)(b)	1,618	4,708
Energy XXI Ltd.(b)	7,267	7,630
EOG Resources Inc.	35,272	2,567,802
EP Energy Corp. Class A(a)(b)	2,549	13,127
EQT Corp.	10,702	693,169
Erin Energy Corp.(a)(b)	845	3,312
EXCO Resources Inc.(b)	8,682	6,511
Exxon Mobil Corp.	293,812	21,844,922
Frontline Ltd./Bermuda(a)(b)	8,610	23,161
GasLog Ltd.(b)	2,942	28,302

Schedule of Investments (Unaudited) (Continued)

iShares® Core U.S. Value ETF

September 30, 2015

Gastar Exploration Inc.(a)	4,987	5,735
Gener8 Maritime Inc.(a)	1,126	12,326
Golar LNG Ltd.(b)	6,282	175,142
Green Plains Inc.	2,585	50,304
Gulfport Energy Corp.(a)	7,597	225,479
Halcon Resources Corp.(a)(b)	26,711	14,157
Hallador Energy Co.	295	2,050
Hess Corp.	17,764	889,266
HollyFrontier Corp.	11,673	570,109
Jones Energy Inc. Class A(a)(b)	1,778	8,517
Kinder Morgan Inc./DE	125,491	3,473,591
Kosmos Energy Ltd.(a)(b)	10,825	60,403
Laredo Petroleum Inc.(a)(b)	8,501	80,164
Marathon Oil Corp.	47,539	732,101
Marathon Petroleum Corp.	35,327	1,636,700
Matador Resources Co.(a)	2,081	43,160
Murphy Oil Corp.	12,541	303,492
Navios Maritime Acquisition Corp.	6,236	21,951
Newfield Exploration Co.(a)	11,473	377,462
Noble Energy Inc.	30,111	908,750
Nordic American Tankers Ltd.(b)	6,279	95,441
Northern Oil and Gas Inc.(a)(b)	4,972	21,976
Oasis Petroleum Inc.(a)	9,657	83,823
Occidental Petroleum Corp.	53,982	3,570,909
ONEOK Inc.	8,032	258,630
Pacific Ethanol Inc.(a)(b)	1,799	11,676
Panhandle Oil and Gas Inc. Class A	508	8,209
Par Petroleum Corp.(a)	102	2,125
Parsley Energy Inc. Class A(a)(b)	3,659	55,141
PBF Energy Inc.	6,217	175,506
PDC Energy Inc.(a)(b)	2,817	149,329
Peabody Energy Corp.(b)	21,355	29,470
Penn Virginia Corp.(a)(b)	5,380	2,851
PetroCorp Inc. Escrow(a)	190	0
Phillips 66	38,069	2,925,222
Pioneer Natural Resources Co.	10,501	1,277,342
QEP Resources Inc.	12,154	152,290
Range Resources Corp.	11,078	355,825
Renewable Energy Group Inc.(a)(b)	3,418	28,301
REX American Resources Corp.(a)(b)	422	21,362
Rex Energy Corp.(a)(b)	2,936	6,078
Ring Energy Inc.(a)	2,169	21,408
RSP Permian Inc.(a)(b)	4,175	84,544
Sanchez Energy Corp.(a)(b)	3,795	23,339
SandRidge Energy Inc.(a)(b)	28,846	7,788
Scorpio Tankers Inc.	12,595	115,496
Ship Finance International Ltd.(b)	4,026	65,422
SM Energy Co.	4,702	150,652
Southwestern Energy Co.(a)	26,982	342,402
Spectra Energy Corp.	47,309	1,242,807
Stone Energy Corp.(a)(b)	4,369	21,670
Synergy Resources Corp.(a)	6,344	62,171
Targa Resources Corp.	1,991	102,576
Teekay Corp.	2,154	63,845
Teekay Tankers Ltd. Class A	6,456	44,546
Tesoro Corp.	8,302	807,286
TransAtlantic Petroleum Ltd.(a)	1,020	2,591
Triangle Petroleum Corp.(a)(b)	4,826	6,853
Ultra Petroleum Corp.(a)(b)	5,535	35,369
Valero Energy Corp.	35,760	2,149,176
W&T Offshore Inc.(b)	1,824	5,472
Westmoreland Coal Co.(a)(b)	1,143	16,105
Whiting Petroleum Corp.(a)	14,315	218,590
World Fuel Services Corp.	4,165	149,107
WPX Energy Inc.(a)	16,487	109,144

		73,432,081

Schedule of Investments (Unaudited) (Continued)

iShares® Core U.S. Value ETF

September 30, 2015

PAPER & FOREST PRODUCTS - 0.05%
Boise Cascade Co.(a)	393	9,911
Domtar Corp.	4,483	160,267
International Paper Co.	1,488	56,232
Louisiana-Pacific Corp.(a)	799	11,378
Neenah Paper Inc.	494	28,790
PH Glatfelter Co.	2,934	50,523
Schweitzer-Mauduit International Inc.	1,765	60,681
Wausau Paper Corp.	147	941

		378,723

PERSONAL PRODUCTS - 0.10%
Avon Products Inc.(b)	30,287	98,433
Edgewell Personal Care Co.	4,378	357,245
Elizabeth Arden Inc.(a)(b)	2,005	23,438
Herbalife Ltd.(a)(b)	715	38,967
Inter Parfums Inc.	668	16,573
Nature’s Sunshine Products Inc.	874	10,470
Nu Skin Enterprises Inc. Class A	3,213	132,633
Nutraceutical International Corp.(a)	742	17,519
Revlon Inc. Class A(a)	554	16,315
Synutra International Inc.(a)	173	822

		712,415

PHARMACEUTICALS - 6.20%
Allergan PLC(a)	15,115	4,108,408
Amphastar Pharmaceuticals Inc.(a)	623	7,283
Aratana Therapeutics Inc.(a)(b)	192	1,624
Assembly Biosciences Inc.(a)	61	583
Dermira Inc.(a)	604	14,097
Endo International PLC(a)	9,340	647,075
Endocyte Inc.(a)	2,194	10,049
Johnson & Johnson	169,735	15,844,762
Mallinckrodt PLC(a)	4,971	317,846
Medicines Co. (The)(a)(b)	4,130	156,775
Merck & Co. Inc.	175,911	8,688,244
Mylan NV(a)	4,460	179,560
Neos Therapeutics Inc.(a)	40	840
Omeros Corp.(a)(b)	165	1,809
Perrigo Co. PLC	8,388	1,319,181
Pfizer Inc.	432,719	13,591,704
Theravance Biopharma Inc.(a)	1,618	17,782
Theravance Inc.(b)	801	5,751
Zynerba Pharmaceuticals Inc.(a)	17	243

		44,913,616

PROFESSIONAL SERVICES - 0.30%
Acacia Research Corp.	3,850	34,958
CBIZ Inc.(a)	3,806	37,375
CDI Corp.	1,296	11,081
CRA International Inc.(a)	593	12,797
Dun & Bradstreet Corp. (The)	1,787	187,635
Exponent Inc.	89	3,966
Franklin Covey Co.(a)	667	10,712
FTI Consulting Inc.(a)(b)	2,685	111,454

Schedule of Investments (Unaudited) (Continued)

iShares® Core U.S. Value ETF

September 30, 2015

Heidrick & Struggles International Inc.	1,401	27,249
Hill International Inc.(a)	2,129	6,983
Huron Consulting Group Inc.(a)	1,433	89,606
ICF International Inc.(a)(b)	1,265	38,443
IHS Inc. Class A(a)	676	78,416
Kelly Services Inc. Class A	2,028	28,676
Korn/Ferry International	1,606	53,110
ManpowerGroup Inc.	5,514	451,542
Mistras Group Inc.(a)	421	5,410
Navigant Consulting Inc.(a)	3,313	52,710
Nielsen Holdings PLC	8,025	356,872
Pendrell Corp.(a)	11,771	8,475
Resources Connection Inc.	2,159	32,536
RPX Corp.(a)	3,626	49,749
Towers Watson & Co. Class A	4,011	470,811
TransUnion(a)	516	12,960
TriNet Group Inc.(a)(b)	231	3,881
Volt Information Sciences Inc.(a)	246	2,239
VSE Corp.	289	11,580

		2,191,226

REAL ESTATE INVESTMENT TRUSTS (REITS) - 5.70%
Acadia Realty Trust	4,842	145,599
AG Mortgage Investment Trust Inc.	2,083	31,703
Agree Realty Corp.	1,223	36,507
Alexander’s Inc.	8	2,992
Alexandria Real Estate Equities Inc.	5,070	429,277
Altisource Residential Corp.	3,908	54,399
American Assets Trust Inc.	319	13,034
American Campus Communities Inc.	7,912	286,731
American Capital Agency Corp.	24,849	464,676
American Capital Mortgage Investment Corp.	3,608	53,182
American Homes 4 Rent Class A	11,601	186,544
American Residential Properties Inc.(b)	2,449	42,294
Annaly Capital Management Inc.	66,759	658,911
Anworth Mortgage Asset Corp.	6,736	33,276
Apartment Investment & Management Co. Class A	10,962	405,813
Apollo Commercial Real Estate Finance Inc.	4,383	68,857
Apollo Residential Mortgage Inc.(b)	2,319	29,359
Apple Hospitality REIT Inc.(b)	12,346	229,265
Ares Commercial Real Estate Corp.	1,911	22,913
Armada Hoffler Properties Inc.	1,590	15,534
ARMOUR Residential REIT Inc.	3,031	60,741
Ashford Hospitality Prime Inc.	1,707	23,949
Ashford Hospitality Trust Inc.	5,856	35,722
AvalonBay Communities Inc.	9,295	1,624,952
BioMed Realty Trust Inc.	14,341	286,533
Bluerock Residential Growth REIT Inc.	1,129	13,525
Boston Properties Inc.	939	111,178
Brandywine Realty Trust	12,671	156,107
Brixmor Property Group Inc.(b)	12,097	284,038
Camden Property Trust	6,123	452,490
Campus Crest Communities Inc.(b)	4,863	25,871
Capstead Mortgage Corp.(b)	6,663	65,897
Care Capital Properties Inc.	6,353	209,204
CatchMark Timber Trust Inc. Class A	2,579	26,512
CBL & Associates Properties Inc.	11,761	161,714
Cedar Realty Trust Inc.	6,632	41,185
Chambers Street Properties	16,688	108,305
Chatham Lodging Trust	2,694	57,867
Chesapeake Lodging Trust	4,206	109,608
Chimera Investment Corp.	14,478	193,571

Schedule of Investments (Unaudited) (Continued)

iShares® Core U.S. Value ETF

September 30, 2015

Colony Capital Inc.	7,870	153,937
Columbia Property Trust Inc.	7,736	179,475
Communications Sales & Leasing Inc./CSL Capital LLC(a)	8,406	150,467
CorEnergy Infrastructure Trust Inc.(b)	3,566	15,762
Corporate Office Properties Trust	6,659	140,039
Corrections Corp. of America	8,247	243,616
Cousins Properties Inc.	15,261	140,706
CubeSmart(b)	2,534	68,950
CyrusOne Inc.	306	9,994
CYS Investments Inc.	11,134	80,833
DCT Industrial Trust Inc.	6,163	207,447
DDR Corp.	21,339	328,194
DiamondRock Hospitality Co.	14,136	156,203
Digital Realty Trust Inc.(b)	4,078	266,375
Douglas Emmett Inc.	10,279	295,213
Duke Realty Corp.	24,309	463,086
DuPont Fabros Technology Inc.	2,885	74,664
Dynex Capital Inc.	4,104	26,922
EastGroup Properties Inc.(b)	1,781	96,495
Education Realty Trust Inc.	3,402	112,096
Empire State Realty Trust Inc. Class A	4,006	68,222
EPR Properties	4,026	207,621
Equity Commonwealth(a)	9,135	248,837
Equity One Inc.	4,694	114,252
Equity Residential	25,641	1,926,152
Essex Property Trust Inc.	4,599	1,027,509
FelCor Lodging Trust Inc.	10,090	71,336
First Industrial Realty Trust Inc.	7,794	163,284
First Potomac Realty Trust	3,858	42,438
Franklin Street Properties Corp.	6,338	68,134
Gaming and Leisure Properties Inc.	5,472	162,518
General Growth Properties Inc.	40,642	1,055,473
GEO Group Inc. (The)	5,261	156,462
Getty Realty Corp.	1,930	30,494
Gladstone Commercial Corp.	1,512	21,334
Government Properties Income Trust(b)	4,746	75,936
Gramercy Property Trust Inc.	4,034	83,786
Great Ajax Corp.	334	4,132
Hannon Armstrong Sustainable Infrastructure Capital Inc.	2,261	38,934
Hatteras Financial Corp.	6,822	103,353
HCP Inc.	32,525	1,211,556
Healthcare Realty Trust Inc.	7,077	175,863
Healthcare Trust of America Inc. Class A	7,953	194,928
Hersha Hospitality Trust(b)	3,458	78,358
Highwoods Properties Inc.	6,621	256,564
Home Properties Inc.	4,083	305,204
Hospitality Properties Trust(b)	10,657	272,606
Host Hotels & Resorts Inc.(b)	53,373	843,827
Hudson Pacific Properties Inc.	5,245	151,004
Independence Realty Trust Inc.(b)	2,019	14,557
InfraREIT Inc.(a)	1,539	36,444
Inland Real Estate Corp.	4,204	34,052
Invesco Mortgage Capital Inc.	8,672	106,145
Investors Real Estate Trust(b)	8,797	68,089
Iron Mountain Inc.(b)	8,943	277,412
iStar Inc.(a)	6,019	75,719
Kilroy Realty Corp.	6,204	404,253
Kimco Realty Corp.	29,080	710,424
Kite Realty Group Trust	5,789	137,836
Ladder Capital Corp.	2,673	38,277
LaSalle Hotel Properties	7,956	225,871
Lexington Realty Trust	14,468	117,191
Liberty Property Trust	10,529	331,769

Schedule of Investments (Unaudited) (Continued)

iShares® Core U.S. Value ETF

September 30, 2015

LTC Properties Inc.	2,351	100,317
Macerich Co. (The)	11,144	856,082
Mack-Cali Realty Corp.	6,275	118,472
Medical Properties Trust Inc.	16,469	182,147
MFA Financial Inc.(b)	26,094	177,700
Mid-America Apartment Communities Inc.	5,302	434,075
Monmouth Real Estate Investment Corp.	4,516	44,031
Monogram Residential Trust Inc.	11,474	106,823
National Health Investors Inc.	1,707	98,135
National Retail Properties Inc.	9,444	342,534
National Storage Affiliates Trust(b)	93	1,260
New Residential Investment Corp.	16,188	212,063
New Senior Investment Group Inc.	6,080	63,597
New York Mortgage Trust Inc.(b)	7,508	41,219
New York REIT Inc.(b)	11,446	115,147
NexPoint Residential Trust Inc.	1,158	15,471
NorthStar Realty Finance Corp.(b)	25,680	317,148
Omega Healthcare Investors Inc.(b)	9,329	327,914
One Liberty Properties Inc.(b)	871	18,578
Orchid Island Capital Inc.(b)	1,983	18,343
Outfront Media Inc.	9,767	203,154
Paramount Group Inc.	12,435	208,908
Parkway Properties Inc./Md	6,109	95,056
Pebblebrook Hotel Trust(b)	5,056	179,235
Pennsylvania REIT(b)	4,868	96,532
PennyMac Mortgage Investment Trust(c)	2,669	41,289
Physicians Realty Trust(b)	4,948	74,665
Piedmont Office Realty Trust Inc. Class A(b)	10,881	194,661
Plum Creek Timber Co. Inc.	7,323	289,332
Post Properties Inc.	2,555	148,931
Potlatch Corp.	712	20,499
Preferred Apartment Communities Inc.(b)	1,332	14,492
Prologis Inc.	36,839	1,433,037
PS Business Parks Inc.	1,199	95,177
Public Storage	877	185,600
QTS Realty Trust Inc. Class A	81	3,539
RAIT Financial Trust	6,512	32,300
Ramco-Gershenson Properties Trust	5,506	82,645
Rayonier Inc.	8,937	197,240
Realty Income Corp.(b)	16,376	776,059
Redwood Trust Inc.	5,887	81,476
Regency Centers Corp.(b)	6,642	412,800
Resource Capital Corp.(b)	2,565	28,651
Retail Opportunity Investments Corp.(b)	6,917	114,407
Retail Properties of America Inc. Class A(b)	16,713	235,486
Rexford Industrial Realty Inc.	3,896	53,726
RLJ Lodging Trust(b)	5,898	149,043
Rouse Properties Inc.(b)	2,457	38,280
Sabra Health Care REIT Inc.	3,886	90,078
Saul Centers Inc.	107	5,537
Select Income REIT(b)	4,302	81,781
Senior Housing Properties Trust	16,556	268,207
Silver Bay Realty Trust Corp.(b)	2,496	39,961
SL Green Realty Corp.	7,014	758,634
Sovran Self Storage Inc.	289	27,253
Spirit Realty Capital Inc.	31,101	284,263
STAG Industrial Inc.	4,397	80,069
Starwood Property Trust Inc.	16,774	344,203
Starwood Waypoint Residential Trust(b)	2,684	63,960
STORE Capital Corp.(b)	2,449	50,596
Strategic Hotels & Resorts Inc.(a)	19,247	265,416
Summit Hotel Properties Inc.	6,143	71,689
Sun Communities Inc.	2,736	185,391

Schedule of Investments (Unaudited) (Continued)

iShares® Core U.S. Value ETF

September 30, 2015

Sunstone Hotel Investors Inc.	14,694	194,402
Taubman Centers Inc.	2,798	193,286
Terreno Realty Corp.	2,916	57,270
Two Harbors Investment Corp.	25,822	227,750
UDR Inc.	18,248	629,191
UMH Properties Inc.	1,784	16,591
United Development Funding IV(b)	2,016	35,482
Urstadt Biddle Properties Inc. Class A	208	3,898
Ventas Inc.	23,262	1,304,068
VEREIT Inc.	63,760	492,227
Vornado Realty Trust	13,243	1,197,432
Washington REIT(b)	4,804	119,764
Weingarten Realty Investors	8,733	289,150
Welltower Inc.	13,534	916,523
Western Asset Mortgage Capital Corp.(b)	3,109	39,205
Weyerhaeuser Co.	33,336	911,406
Whitestone REIT(b)	2,005	23,118
WP Carey Inc.	7,347	424,730
WP GLIMCHER Inc.	13,034	151,976
Xenia Hotels & Resorts Inc.	7,763	135,542

		41,265,790

REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.17%
Alexander & Baldwin Inc.	3,440	118,095
Altisource Asset Management Corp.(a)	15	359
AV Homes Inc.(a)	1,033	13,966
Consolidated-Tomoka Land Co.	248	12,351
Forest City Enterprises Inc. Class A(a)	15,387	309,740
Forestar Group Inc.(a)	2,679	35,229
FRP Holdings Inc.(a)	489	14,739
Howard Hughes Corp. (The)(a)	1,692	194,140
Jones Lang LaSalle Inc.	862	123,930
Kennedy-Wilson Holdings Inc.	5,896	130,714
RE/MAX Holdings Inc. Class A	747	26,877
Realogy Holdings Corp.(a)	6,608	248,659
St. Joe Co. (The)(a)(b)	236	4,515
Tejon Ranch Co.(a)	937	20,436

		1,253,750

ROAD & RAIL - 0.64%
AMERCO	283	111,352
ArcBest Corp.	1,157	29,816
Celadon Group Inc.	608	9,740
Con-way Inc.	4,061	192,694
Covenant Transportation Group Inc. Class A(a)	49	880
CSX Corp.	51,544	1,386,534
Genesee & Wyoming Inc. Class A(a)	2,282	134,821
Kansas City Southern	7,771	706,228
Marten Transport Ltd.	1,448	23,414
Norfolk Southern Corp.	21,434	1,637,558
Roadrunner Transportation Systems Inc.(a)	1,370	25,208
Ryder System Inc.	3,749	277,576
Universal Truckload Services Inc.	210	3,270
USA Truck Inc.(a)	622	10,717
Werner Enterprises Inc.	2,343	58,809
YRC Worldwide Inc.(a)	2,161	28,655

		4,637,272

Schedule of Investments (Unaudited) (Continued)

iShares® Core U.S. Value ETF

September 30, 2015

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.56%
Advanced Energy Industries Inc.(a)	1,244	32,717
Advanced Micro Devices Inc.(a)(b)	24,149	41,536
Alpha & Omega Semiconductor Ltd.(a)	1,411	10,992
Altera Corp.	14,611	731,719
Amkor Technology Inc.(a)	6,592	29,598
Analog Devices Inc.	1,874	105,712
Applied Materials Inc.	35,250	517,823
Applied Micro Circuits Corp.(a)(b)	3,860	20,497
Axcelis Technologies Inc.(a)	7,964	21,264
Broadcom Corp. Class A	35,996	1,851,274
Brooks Automation Inc.	4,986	58,386
Cabot Microelectronics Corp.(a)	284	11,002
Cascade Microtech Inc.(a)	378	5,345
CEVA Inc.(a)	746	13,853
Cohu Inc.	1,804	17,787
Cree Inc.(a)(b)	7,240	175,425
Cypress Semiconductor Corp.	23,180	197,494
Diodes Inc.(a)	2,551	54,515
DSP Group Inc.(a)	1,530	13,938
Entegris Inc.(a)	4,103	54,119
Exar Corp.(a)(b)	2,570	15,292
Fairchild Semiconductor International Inc.(a)	8,201	115,142
First Solar Inc.(a)	5,318	227,345
FormFactor Inc.(a)	2,164	14,672
Freescale Semiconductor Ltd.(a)	643	23,521
Integrated Silicon Solution Inc.	2,235	48,030
Intel Corp.	310,053	9,344,997
Intersil Corp. Class A	9,184	107,453
IXYS Corp.	1,890	21,092
Kopin Corp.(a)	5,093	15,992
Lam Research Corp.	3,187	208,207
Lattice Semiconductor Corp.(a)	5,804	22,345
Marvell Technology Group Ltd.	31,853	288,270
Maxim Integrated Products Inc.	13,043	435,636
Micron Technology Inc.(a)	70,032	1,049,079
MKS Instruments Inc.	3,754	125,872
Nanometrics Inc.(a)	1,541	18,708
NeoPhotonics Corp.(a)(b)	1,707	11,625
NVE Corp.	226	10,970
NVIDIA Corp.	37,818	932,214
OmniVision Technologies Inc.(a)	4,098	107,613
ON Semiconductor Corp.(a)	2,322	21,827
PDF Solutions Inc.(a)	145	1,450
Pericom Semiconductor Corp.	1,664	30,368
Photronics Inc.(a)(b)	4,634	41,984
PMC-Sierra Inc.(a)	8,031	54,370
Power Integrations Inc.	648	27,326
Rudolph Technologies Inc.(a)	1,730	21,539
Semtech Corp.(a)	2,982	45,028
Sigma Designs Inc.(a)	2,298	15,833
Silicon Laboratories Inc.(a)	883	36,680
SunEdison Inc.(a)(b)	1,534	11,014
SunPower Corp.(a)(b)	3,489	69,920
Teradyne Inc.	14,992	270,006
Tessera Technologies Inc.	1,435	46,508
Ultra Clean Holdings Inc.(a)	2,901	16,652
Ultratech Inc.(a)	1,769	28,339
Veeco Instruments Inc.(a)	2,795	57,325
Xcerra Corp.(a)(b)	2,266	14,230
Xilinx Inc.	13,964	592,074

		18,511,544

Schedule of Investments (Unaudited) (Continued)

iShares® Core U.S. Value ETF

September 30, 2015

SOFTWARE - 2.61%
Activision Blizzard Inc.	35,484	1,096,101
American Software Inc./GA Class A	1,205	11,351
ANSYS Inc.(a)(b)	5,130	452,158
Autodesk Inc.(a)	4,079	180,047
Bottomline Technologies de Inc.(a)	485	12,130
CA Inc.	22,246	607,316
Digimarc Corp.(a)	45	1,375
Digital Turbine Inc.(a)(b)	259	469
EnerNOC Inc.(a)(b)	1,767	13,959
Epiq Systems Inc.	1,419	18,333
ePlus Inc.(a)	358	28,307
Glu Mobile Inc.(a)	3,696	16,151
Mentor Graphics Corp.	7,047	173,568
Microsoft Corp.	246,151	10,894,643
Nuance Communications Inc.(a)(b)	17,825	291,795
Oracle Corp.	89,072	3,217,281
Park City Group Inc.(a)(b)	56	592
Progress Software Corp.(a)	3,563	92,032
QAD Inc. Class A	440	11,264
Rapid7 Inc.(a)	127	2,889
Rovi Corp.(a)(b)	6,233	65,384
Sapiens International Corp. NV	563	6,486
SeaChange International Inc.(a)(b)	2,794	17,602
Silver Spring Networks Inc.(a)	157	2,022
SS&C Technologies Holdings Inc.	620	43,425
Symantec Corp.	47,951	933,606
Synopsys Inc.(a)	10,129	467,757
Take-Two Interactive Software Inc.(a)	2,875	82,599
TeleCommunication Systems Inc. Class A(a)	3,706	12,749
Telenav Inc.(a)(b)	1,712	13,371
Verint Systems Inc.(a)(b)	239	10,313
Zynga Inc. Class A(a)(b)	52,777	120,331

		18,897,406

SPECIALTY RETAIL - 0.60%
Aaron’s Inc.	3,873	139,854
Abercrombie & Fitch Co. Class A	4,843	102,623
America’s Car-Mart Inc./TX(a)	502	16,611
American Eagle Outfitters Inc.	1,587	24,805
Ascena Retail Group Inc.(a)	10,078	140,185
Barnes & Noble Education Inc.(a)	2,316	29,436
Barnes & Noble Inc.	3,655	44,262
bebe stores inc.	2,406	2,262
Best Buy Co. Inc.	21,327	791,658
Big 5 Sporting Goods Corp.	1,385	14,376
Build-A-Bear Workshop Inc.(a)	775	14,640
Cabela’s Inc.(a)	3,220	146,832
Caleres Inc.	2,736	83,530
Cato Corp. (The) Class A	1,529	52,032
Children’s Place Inc. (The)	1,074	61,938
Christopher & Banks Corp.(a)(b)	2,054	2,280
Citi Trends Inc.	1,140	26,653
Conn’s Inc.(a)(b)	1,866	44,859
CST Brands Inc.	878	29,554
Destination XL Group Inc.(a)(b)	1,603	9,313
Dick’s Sporting Goods Inc.	2,015	99,964
DSW Inc. Class A	4,853	122,829
Express Inc.(a)(b)	589	10,525
Finish Line Inc. (The) Class A	2,331	44,988
Foot Locker Inc.	1,332	95,864

Schedule of Investments (Unaudited) (Continued)

iShares® Core U.S. Value ETF

September 30, 2015

GameStop Corp. Class A(b)	7,555	311,342
Genesco Inc.(a)	1,684	96,106
Group 1 Automotive Inc.	1,296	110,354
Guess? Inc.	4,357	93,066
Haverty Furniture Companies Inc.	1,383	32,473
Lumber Liquidators Holdings Inc.(a)(b)	1,794	23,573
MarineMax Inc.(a)	1,038	14,667
Murphy USA Inc.(a)	2,950	162,103
Office Depot Inc.(a)	31,732	203,720
Penske Automotive Group Inc.	1,829	88,597
Pep Boys-Manny Moe & Jack (The)(a)	3,975	48,455
Rent-A-Center Inc./TX	3,740	90,695
Shoe Carnival Inc.	1,053	25,061
Sonic Automotive Inc. Class A	2,322	47,415
Sportsman’s Warehouse Holdings Inc.(a)	561	6,912
Stage Stores Inc.(b)	2,226	21,904
Staples Inc.	45,132	529,398
Stein Mart Inc.	2,083	20,163
Systemax Inc.(a)	774	5,797
Tiffany & Co.	1,935	149,421
Tilly’s Inc. Class A(a)	1,129	8,309
Vitamin Shoppe Inc.(a)(b)	1,907	62,245
West Marine Inc.(a)	1,132	9,939
Zumiez Inc.(a)(b)	411	6,424

		4,320,012

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 1.30%
3D Systems Corp.(a)(b)	4,865	56,191
Avid Technology Inc.(a)	660	5,254
EMC Corp./MA	125,310	3,027,490
Hewlett-Packard Co.	127,746	3,271,575
Imation Corp.(a)	2,090	4,452
Lexmark International Inc. Class A	4,322	125,251
NCR Corp.(a)	12,096	275,184
NetApp Inc.	14,504	429,318
QLogic Corp.(a)	6,142	62,955
Quantum Corp.(a)	13,808	9,628
SanDisk Corp.	14,602	793,327
Stratasys Ltd.(a)(b)	3,518	93,192
Western Digital Corp.	15,797	1,254,914

		9,408,731

TEXTILES, APPAREL & LUXURY GOODS - 0.25%
Cherokee Inc.	61	947
Coach Inc.	16,669	482,234
Columbia Sportswear Co.	555	32,628
Crocs Inc.(a)(b)	1,241	16,040
Deckers Outdoor Corp.(a)(b)	1,013	58,815
Fossil Group Inc.(a)(b)	513	28,666
Iconix Brand Group Inc.(a)(b)	3,274	44,265
Movado Group Inc.	1,064	27,483
Perry Ellis International Inc.(a)	893	19,610
PVH Corp.	5,794	590,640
Ralph Lauren Corp.	3,969	468,977
Sequential Brands Group Inc.(a)	275	3,979
Unifi Inc.(a)	991	29,542
Vera Bradley Inc.(a)(b)	1,286	16,217

		1,820,043

Schedule of Investments (Unaudited) (Continued)

iShares® Core U.S. Value ETF

September 30, 2015

THRIFTS & MORTGAGE FINANCE - 0.44%
Anchor BanCorp Wisconsin Inc.(a)(b)	516	21,976
Astoria Financial Corp.	6,130	98,693
Bank Mutual Corp.	3,573	27,441
BankFinancial Corp.	1,539	19,130
BBX Capital Corp.(a)	186	2,995
Bear State Financial Inc.(a)	894	7,957
Beneficial Bancorp Inc.(a)	5,642	74,813
Brookline Bancorp Inc.	4,770	48,368
BSB Bancorp Inc./MA(a)	459	9,703
Capitol Federal Financial Inc.	9,912	120,134
Charter Financial Corp./MD	1,043	13,225
Clifton Bancorp Inc.	2,018	28,010
Dime Community Bancshares Inc.	2,198	37,146
EverBank Financial Corp.	6,637	128,094
Federal Agricultural Mortgage Corp. Class C	752	19,499
First Defiance Financial Corp.	754	27,566
Flagstar Bancorp Inc.(a)	1,539	31,642
Fox Chase Bancorp Inc.	890	15,450
Hingham Institution for Savings	70	8,122
HomeStreet Inc.(a)	1,071	24,740
Hudson City Bancorp Inc.	37,307	379,412
IMPAC Mortgage Holdings Inc.(a)(b)	58	948
Kearny Financial Corp./MD(b)	6,369	73,052
Meridian Bancorp Inc.	3,127	42,746
Meta Financial Group Inc.	415	17,335
MGIC Investment Corp.(a)	13,206	122,288
Nationstar Mortgage Holdings Inc.(a)(b)	2,629	36,464
New York Community Bancorp Inc.(b)	31,296	565,206
NMI Holdings Inc. Class A(a)	3,865	29,374
Northfield Bancorp. Inc.	3,209	48,809
Northwest Bancshares Inc.	7,304	94,952
OceanFirst Financial Corp.	1,129	19,441
Ocwen Financial Corp.(a)(b)	7,333	49,204
Oritani Financial Corp.	3,038	47,454
PennyMac Financial Services Inc. Class A(a)(c)	726	11,616
PHH Corp.(a)(b)	3,503	49,462
Provident Financial Services Inc.	4,563	88,979
Radian Group Inc.	13,359	212,542
Stonegate Mortgage Corp.(a)	730	5,190
Territorial Bancorp Inc.	775	20,181
TFS Financial Corp.	4,649	80,195
TrustCo Bank Corp. NY	7,045	41,143
United Community Financial Corp./OH	3,374	16,870
United Financial Bancorp Inc.	2,784	36,331
Walker & Dunlop Inc.(a)(b)	945	24,646
Walter Investment Management Corp.(a)(b)	2,560	41,600
Washington Federal Inc.	6,682	152,016
Waterstone Financial Inc.	1,971	26,569
WSFS Financial Corp.	1,988	57,274

		3,156,003

TOBACCO - 0.67%
Altria Group Inc.	8,169	444,393
Philip Morris International Inc.	54,661	4,336,257
Universal Corp./VA	1,596	79,114

		4,859,764

Schedule of Investments (Unaudited) (Continued)

iShares® Core U.S. Value ETF

September 30, 2015

TRADING COMPANIES & DISTRIBUTORS - 0.18%
Air Lease Corp.	6,844	211,616
Aircastle Ltd.(b)	4,295	88,520
Applied Industrial Technologies Inc.	1,713	65,351
Beacon Roofing Supply Inc.(a)	2,634	85,579
CAI International Inc.(a)	1,407	14,182
DXP Enterprises Inc.(a)	564	15,386
GATX Corp.(b)	3,092	136,512
Kaman Corp.(b)	1,709	61,268
Lawson Products Inc./DE(a)	115	2,490
MRC Global Inc.(a)	7,094	79,098
MSC Industrial Direct Co. Inc. Class A(b)	2,292	139,881
Neff Corp.(a)	589	3,292
NOW Inc.(a)(b)	7,644	113,131
Rush Enterprises Inc. Class A(a)	2,404	58,177
TAL International Group Inc.	2,272	31,058
Textainer Group Holdings Ltd.(b)	1,369	22,575
Titan Machinery Inc.(a)	1,311	15,050
Univar Inc.(a)	1,459	26,476
Veritiv Corp.(a)(b)	537	19,998
WESCO International Inc.(a)(b)	3,117	144,847

		1,334,487

TRANSPORTATION INFRASTRUCTURE - 0.06%
Macquarie Infrastructure Corp.	4,839	361,280
Wesco Aircraft Holdings Inc.(a)(b)	4,196	51,191

		412,471

WATER UTILITIES - 0.19%
American States Water Co.	2,441	101,057
American Water Works Co. Inc.	12,671	697,919
Aqua America Inc.	12,471	330,107
Artesian Resources Corp. Class A	632	15,257
California Water Service Group	3,363	74,390
Connecticut Water Service Inc.	870	31,772
Consolidated Water Co. Ltd.(b)	852	9,883
Middlesex Water Co.	1,161	27,678
SJW Corp.	1,026	31,550
York Water Co. (The)	1,005	21,125

		1,340,738

WIRELESS TELECOMMUNICATION SERVICES - 0.24%
Boingo Wireless Inc.(a)	1,169	9,679
Leap Wireless International Inc.	2,472	6,230
NTELOS Holdings Corp.(a)	935	8,443
SBA Communications Corp. Class A(a)	4,595	481,280
Shenandoah Telecommunications Co.	177	7,577
Spok Holdings Inc.	1,489	24,509
Sprint Corp.(a)(b)	52,317	200,897
T-Mobile U.S. Inc.(a)	19,339	769,886
Telephone & Data Systems Inc.	6,677	166,658
U.S. Cellular Corp.(a)	1,011	35,820

		1,710,979

TOTAL COMMON STOCKS (Cost: $776,318,770)		722,736,174

Schedule of Investments (Unaudited) (Continued)

iShares® Core U.S. Value ETF

September 30, 2015

WARRANTS - 0.00%

OIL, GAS & CONSUMABLE FUELS - 0.00%
Magnum Hunter Resources Corp. (Expires 04/15/16)(a)(b)	648	—

		—

TOTAL WARRANTS (Cost: $0)		—

SHORT-TERM INVESTMENTS - 3.55%

MONEY MARKET FUNDS - 3.55%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%(c)(d)(e)	19,664,747	19,664,747
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%(c)(d)(e)	1,077,896	1,077,896
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(c)(d)	4,933,884	4,933,884

		25,676,527

TOTAL SHORT-TERM INVESTMENTS (Cost: $25,676,527)		25,676,527

TOTAL INVESTMENTS IN SECURITIES - 103.36% (Cost: $801,995,297)		748,412,701

Other Assets, Less Liabilities - (3.36)%		(24,339,612)

NET ASSETS - 100.00%		$724,073,089

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 1.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of September 30, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini	10	Dec. 2015	Chicago Mercantile	$954,350	$(12,177)
S&P MidCap 400 E-Mini	2	Dec. 2015	Chicago Mercantile	272,580	(7,154)

Net unrealized depreciation					$(19,331)

See notes to financial statements.

Schedule of Investments (Unaudited)

iShares® Micro-Cap ETF

September 30, 2015

Security	Shares	Value
COMMON STOCKS - 99.80%

AEROSPACE & DEFENSE - 0.79%
Aerovironment Inc.(a)(b)	44,996	$901,720
American Science & Engineering Inc.	17,075	607,187
API Technologies Corp.(a)	72,796	157,967
Arotech Corp.(a)	61,364	81,614
Breeze-Eastern Corp.(a)	14,931	208,735
CPI Aerostructures Inc.(a)	27,461	241,931
Ducommun Inc.(a)	26,381	529,467
Erickson Inc.(a)	13,128	41,091
Innovative Solutions & Support Inc.(a)	39,098	105,956
Keyw Holding Corp. (The)(a)(b)	79,599	489,534
Kratos Defense & Security Solutions Inc.(a)(b)	108,700	458,714
LMI Aerospace Inc.(a)(b)	30,826	316,891
National Presto Industries Inc.	10,861	915,148
SIFCO Industries Inc.	8,384	92,727
Sparton Corp.(a)	24,189	517,645
Vectrus Inc.(a)	25,702	566,472

		6,232,799

AIR FREIGHT & LOGISTICS - 0.41%
Air Transport Services Group Inc.(a)	118,233	1,010,892
Echo Global Logistics Inc.(a)(b)	68,913	1,350,695
Park-Ohio Holdings Corp.	20,166	581,991
Radiant Logistics Inc.(a)	74,069	330,347

		3,273,925

AIRLINES - 0.08%
Republic Airways Holdings Inc.(a)	115,757	669,075

		669,075

AUTO COMPONENTS - 1.13%
Fox Factory Holding Corp.(a)(b)	39,509	666,122
Fuel Systems Solutions Inc.(a)	27,113	130,956
Modine Manufacturing Co.(a)(b)	108,731	855,713
Motorcar Parts of America Inc.(a)(b)	41,738	1,308,069
Quantum Fuel Systems Technologies Worldwide Inc.(a)	68,690	75,559
Remy International Inc.	64,614	1,889,959
Shiloh Industries Inc.(a)	21,858	177,050
Spartan Motors Inc.	84,612	349,447
Stoneridge Inc.(a)	65,658	810,220
Strattec Security Corp.	8,604	542,568
Superior Industries International Inc.	52,527	981,204
Tower International Inc.(a)	49,051	1,165,452

		8,952,319

AUTOMOBILES - 0.15%
Winnebago Industries Inc.	61,784	1,183,164

		1,183,164

BANKS - 15.14%
Access National Corp.	21,767	443,394
American National Bankshares Inc.	25,579	599,828

Schedule of Investments (Unaudited) (Continued)

iShares® Micro-Cap ETF

September 30, 2015

American River Bankshares(a)	29,224	282,012
Ameris Bancorp	77,156	2,218,235
AmeriServ Financial Inc.	62,360	202,046
Ames National Corp.	25,302	580,175
Arrow Financial Corp.	29,705	793,123
Banc of California Inc.	88,609	1,087,232
Bancorp Inc. (The)(a)	80,412	612,739
Bank of Commerce Holdings	55,417	320,310
Bank of Marin Bancorp	17,120	821,589
Bankwell Financial Group Inc.(a)(b)	7,434	135,894
Banner Corp.	50,021	2,389,503
Bar Harbor Bankshares	17,631	564,016
Baylake Corp.	18,968	268,397
BCB Bancorp Inc.	24,917	247,924
Berkshire Hills Bancorp Inc.	69,739	1,920,612
Blue Hills Bancorp Inc.	72,285	1,001,147
BNC Bancorp.	67,458	1,499,591
Bridge Bancorp Inc.	33,804	902,905
Bryn Mawr Bank Corp.	43,603	1,354,745
C&F Financial Corp.	10,617	388,582
C1 Financial Inc.(a)	19,655	374,428
Camden National Corp.	20,125	813,050
Capital City Bank Group Inc.	31,393	468,384
Cardinal Financial Corp.	75,905	1,746,574
Cascade Bancorp(a)	87,097	471,195
CenterState Banks Inc.	109,277	1,606,372
Central Valley Community Bancorp	24,503	296,241
Century Bancorp Inc./MA Class A	10,604	432,219
Chemung Financial Corp.	12,299	350,522
Citizens & Northern Corp.	34,176	667,116
Citizens Holding Co.	3,577	80,483
CNB Financial Corp./PA	39,288	713,863
CoBiz Financial Inc.	90,607	1,178,797
Codorus Valley Bancorp Inc.	14,185	290,651
Community Bankers Trust Corp.(a)	59,892	302,455
Community Trust Bancorp Inc.	37,100	1,317,421
CommunityOne Bancorp(a)(b)	30,844	335,274
ConnectOne Bancorp Inc.	73,630	1,421,059
CU Bancorp(a)	44,044	989,228
Customers Bancorp Inc.(a)(b)	65,308	1,678,416
Enterprise Bancorp Inc./MA	21,896	459,159
Enterprise Financial Services Corp.	49,794	1,253,315
Farmers Capital Bank Corp.(a)	22,466	558,280
Farmers National Banc Corp.	59,660	490,405
Fidelity Southern Corp.	43,282	914,981
Financial Institutions Inc.	35,425	877,831
First Bancorp Inc./ME	33,025	630,778
First Bancorp/Southern Pines NC	49,515	841,755
First Busey Corp.	58,577	1,163,925
First Business Financial Services Inc.	27,317	642,496
First Community Bancshares Inc./VA	43,901	785,828
First Connecticut Bancorp Inc./Farmington CT	48,664	784,464
First Financial Corp./IN	27,319	883,770
First Foundation Inc.(a)	6,621	150,760
First Internet Bancorp	13,436	429,280
First Merchants Corp.	89,790	2,354,294
First NBC Bank Holding Co.(a)(b)	37,030	1,297,531
First Northwest Bancorp(a)	41,129	509,177
First of Long Island Corp. (The)	31,440	849,823
First Security Group Inc./TN(a)	157,255	391,565
First South Bancorp Inc./Washington NC	37,453	295,879
First United Corp.(a)	20,166	165,765
Flushing Financial Corp.	72,316	1,447,766

Schedule of Investments (Unaudited) (Continued)

iShares® Micro-Cap ETF

September 30, 2015

Franklin Financial Network Inc.(a)(b)	17,138	383,034
German American Bancorp Inc.	33,654	985,053
Great Southern Bancorp Inc.	25,263	1,093,888
Green Bancorp Inc.(a)	27,477	314,886
Guaranty Bancorp	41,261	679,569
Hampton Roads Bankshares Inc.(a)(b)	92,743	176,212
Hanmi Financial Corp.	76,426	1,925,935
Heartland Financial USA Inc.	42,718	1,550,236
Heritage Commerce Corp.	61,794	700,744
Heritage Financial Corp./WA	74,281	1,397,968
Heritage Oaks Bancorp	68,566	545,785
HomeTrust Bancshares Inc.(a)(b)	44,971	834,212
Horizon Bancorp/IN	28,822	684,522
Independent Bank Corp./MI	53,389	788,022
Independent Bank Group Inc.	23,228	892,652
Lakeland Bancorp Inc.	92,033	1,022,487
Lakeland Financial Corp.	39,299	1,774,350
LCNB Corp.	27,263	441,388
Live Oak Bancshares Inc.	16,227	318,633
Macatawa Bank Corp.	78,509	406,677
MainSource Financial Group Inc.	53,121	1,081,544
MBT Financial Corp.(a)	71,088	443,589
Mercantile Bank Corp.	42,625	885,747
Merchants Bancshares Inc./VT	15,742	462,815
Metro Bancorp Inc.	28,933	850,341
Middleburg Financial Corp.	19,336	340,314
MidSouth Bancorp Inc.	24,636	288,241
MidWestOne Financial Group Inc.	21,221	620,926
Monarch Financial Holdings Inc.	37,296	462,097
National Bankshares Inc.	20,325	632,311
National Commerce Corp.(a)(b)	18,581	445,572
NewBridge Bancorp	94,363	804,916
Northrim BanCorp Inc.	20,302	587,337
OFG Bancorp	103,687	905,188
Old Line Bancshares Inc.	27,896	453,589
Old Second Bancorp Inc.(a)	68,634	427,590
Orrstown Financial Services Inc.	24,062	405,685
Pacific Continental Corp.	52,935	704,565
Pacific Mercantile Bancorp(a)	48,330	325,261
Pacific Premier Bancorp Inc.(a)	51,853	1,053,653
Park Sterling Corp.	121,527	826,384
Peapack Gladstone Financial Corp.	39,212	830,118
Penns Woods Bancorp Inc.	14,160	579,427
Peoples Bancorp Inc./OH	45,363	943,097
Peoples Financial Corp./MS(a)	6,325	61,985
Peoples Financial Services Corp.	20,044	700,137
Preferred Bank/Los Angeles CA	31,440	993,504
Premier Financial Bancorp Inc.	18,991	270,432
QCR Holdings Inc.	32,514	711,081
Renasant Corp.	93,759	3,079,983
Republic Bancorp Inc./KY Class A	25,546	627,154
Republic First Bancorp Inc.(a)	89,867	334,305
Royal Bancshares of Pennsylvania Inc.(a)	60,358	126,148
Sandy Spring Bancorp Inc.	58,788	1,539,070
Seacoast Banking Corp. of Florida(a)	60,682	890,812
ServisFirst Bancshares Inc.	53,585	2,225,385
Shore Bancshares Inc.	26,103	253,721
Sierra Bancorp	34,766	554,865
Southern National Bancorp of Virginia Inc.	37,506	423,443
Southside Bancshares Inc.	59,895	1,650,107
Southwest Bancorp Inc.	50,292	825,292
Square 1 Financial Inc.(a)	42,014	1,078,709
State Bank Financial Corp.	85,919	1,776,805

Schedule of Investments (Unaudited) (Continued)

iShares® Micro-Cap ETF

September 30, 2015

Stock Yards Bancorp Inc.	35,907	1,305,219
Stonegate Bank	30,264	962,698
Suffolk Bancorp	30,078	821,731
Sun Bancorp Inc./NJ(a)	25,077	481,228
Tompkins Financial Corp.	35,031	1,869,254
TowneBank/Portsmouth VA	106,026	1,998,590
TriCo Bancshares	54,218	1,332,136
Tristate Capital Holdings Inc.(a)(b)	53,436	666,347
Triumph Bancorp Inc.(a)	41,570	698,376
United Security Bancshares Inc./AL	21,320	173,332
United Security Bancshares/Fresno CA(a)	33,497	177,534
Univest Corp. of Pennsylvania	49,267	946,912
Veritex Holdings Inc.(a)	16,695	260,776
Washington Trust Bancorp Inc.	35,192	1,353,132
West Bancorp. Inc.	41,226	772,987
Westbury Bancorp Inc.(a)	18,850	336,096
Wilshire Bancorp Inc.	163,567	1,719,089
Yadkin Financial Corp.	61,469	1,320,969

		119,942,478

BEVERAGES - 0.17%
Castle Brands Inc.(a)(b)	180,667	238,480
Craft Brew Alliance Inc.(a)(b)	25,206	200,892
MGP Ingredients Inc.	23,267	372,505
Primo Water Corp.(a)	52,817	398,768
Reed’s Inc.(a)	31,837	145,495

		1,356,140

BIOTECHNOLOGY - 8.54%
Abeona Therapeutics Inc.(a)(b)	28,034	113,538
Actinium Pharmaceuticals Inc.(a)(b)	79,303	140,366
Adamas Pharmaceuticals Inc.(a)	24,738	414,114
Advaxis Inc.(a)(b)	71,784	734,350
Aegerion Pharmaceuticals Inc.(a)(b)	59,567	810,111
Affimed NV(a)	37,195	229,493
Agenus Inc.(a)(b)	180,706	831,248
Akebia Therapeutics Inc.(a)(b)	55,106	532,324
Anthera Pharmaceuticals Inc.(a)(b)	94,279	574,159
Applied Genetic Technologies Corp./DE(a)(b)	22,165	291,248
Ardelyx Inc.(a)(b)	40,613	701,793
Argos Therapeutics Inc.(a)	13,287	64,442
ArQule Inc.(a)	151,185	282,716
Arrowhead Research Corp.(a)(b)	140,522	809,407
Asterias Biotherapeutics Inc.(a)(b)	28,351	109,718
Athersys Inc.(a)(b)	222,973	245,270
aTyr Pharma Inc.(a)(b)	15,048	154,392
Avalanche Biotechnologies Inc.(a)(b)	45,803	377,417
AVEO Pharmaceuticals Inc.(a)	134,846	163,164
Bellicum Pharmaceuticals Inc.(a)(b)	19,819	287,970
BIND Therapeutics Inc.(a)(b)	33,854	150,989
Biocept Inc.(a)(b)	43,535	100,130
BioCryst Pharmaceuticals Inc.(a)(b)	170,191	1,940,177
BioSpecifics Technologies Corp.(a)	12,231	532,538
Biota Pharmaceuticals Inc.(a)	81,619	161,606
BioTime Inc.(a)(b)	127,190	381,570
Blueprint Medicines Corp.(a)(b)	22,360	477,162
Brainstorm Cell Therapeutics Inc.(a)(b)	43,702	100,078
Caladrius Biosciences Inc.(a)	110,106	164,058
Calithera Biosciences Inc.(a)(b)	24,715	134,202
Cancer Genetics Inc.(a)(b)	23,041	180,181
Cara Therapeutics Inc.(a)	47,202	674,517

Schedule of Investments (Unaudited) (Continued)

iShares® Micro-Cap ETF

September 30, 2015

CASI Pharmaceuticals Inc.(a)	34,982	37,431
Catalyst Biosciences Inc.	10,575	49,279
Catalyst Pharmaceuticals Inc.(a)(b)	185,818	557,454
Celator Pharmaceuticals Inc.(a)(b)	63,948	106,154
Celladon Corp.(a)(b)	51,468	54,041
Cellular Biomedicine Group Inc.(a)(b)	23,819	403,256
Celsion Corp.(a)	50,035	83,558
Cerulean Pharma Inc.(a)	45,605	166,914
ChemoCentryx Inc.(a)(b)	67,295	407,135
Chiasma Inc.(a)	17,186	341,589
Cidara Therapeutics Inc.(a)(b)	15,478	196,880
Coherus Biosciences Inc.(a)(b)	55,393	1,110,076
Conatus Pharmaceuticals Inc.(a)(b)	33,443	148,821
Concert Pharmaceuticals Inc.(a)	38,169	716,432
Contrafect Corp.(a)(b)	38,817	172,736
Corbus Pharmaceuticals Holdings Inc.(a)(b)	51,004	80,076
CorMedix Inc.(a)(b)	92,643	184,360
CTI BioPharma Corp.(a)(b)	392,329	572,800
Curis Inc.(a)(b)	265,350	536,007
Cytokinetics Inc.(a)	84,540	565,573
CytRx Corp.(a)(b)	158,586	375,849
Dicerna Pharmaceuticals Inc.(a)(b)	35,832	294,181
Dynavax Technologies Corp.(a)	85,330	2,093,998
Enanta Pharmaceuticals Inc.(a)(b)	37,855	1,368,080
EPIRUS Biopharmaceuticals Inc.(a)	41,351	182,771
Exelixis Inc.(a)(b)	523,049	2,934,305
Fate Therapeutics Inc.(a)	62,538	333,328
Fibrocell Science Inc.(a)(b)	63,626	244,960
Five Prime Therapeutics Inc.(a)(b)	50,758	781,166
Flexion Therapeutics Inc.(a)(b)	33,879	503,442
Fortress Biotech Inc.(a)(b)	84,855	220,623
Galectin Therapeutics Inc.(a)(b)	59,664	139,614
Galena Biopharma Inc.(a)(b)	386,947	611,376
Genocea Biosciences Inc.(a)	53,261	364,838
Geron Corp.(a)(b)	370,557	1,022,737
GlycoMimetics Inc.(a)	25,393	142,201
GTx Inc.(a)(b)	163,756	124,455
Heat Biologics Inc.(a)	16,174	74,886
Heron Therapeutics Inc.(a)(b)	68,188	1,663,787
Histogenics Corp.(a)	15,928	63,553
Idera Pharmaceuticals Inc.(a)(b)	202,645	678,861
Ignyta Inc.(a)	54,753	480,731
Immune Design Corp.(a)(b)	27,208	331,938
Immunomedics Inc.(a)(b)	235,278	404,678
Infinity Pharmaceuticals Inc.(a)(b)	115,943	979,718
Inotek Pharmaceuticals Corp.(a)	16,748	157,431
Inovio Pharmaceuticals Inc.(a)(b)	167,769	969,705
Invitae Corp.(a)(b)	17,748	128,141
IsoRay Inc.(a)(b)	142,111	198,955
Karyopharm Therapeutics Inc.(a)(b)	54,088	569,547
Kindred Biosciences Inc.(a)(b)	33,482	174,106
La Jolla Pharmaceutical Co.(a)	32,351	899,034
Lion Biotechnologies Inc.(a)(b)	107,007	616,360
Loxo Oncology Inc.(a)	20,435	357,204
MacroGenics Inc.(a)	74,389	1,593,412
Medgenics Inc.(a)(b)	42,863	335,189
MediciNova Inc.(a)	59,425	168,767
MEI Pharma Inc.(a)(b)	75,299	118,219
Minerva Neurosciences Inc.(a)	20,515	107,704
Mirati Therapeutics Inc.(a)	26,950	927,619
NanoViricides Inc.(a)(b)	118,972	141,577
Navidea Biopharmaceuticals Inc.(a)(b)	381,070	868,840
Neothetics Inc.(a)(b)	33,256	268,376

Schedule of Investments (Unaudited) (Continued)

iShares® Micro-Cap ETF

September 30, 2015

NephroGenex Inc.(a)	16,609	56,138
Neuralstem Inc.(a)(b)	173,693	211,905
Northwest Biotherapeutics Inc.(a)(b)	112,596	703,725
Ocata Therapeutics Inc.(a)(b)	98,353	411,115
Ohr Pharmaceutical Inc.(a)(b)	68,374	188,712
OncoGenex Pharmaceuticals Inc.(a)	74,399	165,910
OncoMed Pharmaceuticals Inc.(a)	39,890	661,775
Onconova Therapeutics Inc.(a)(b)	33,722	45,862
Oncothyreon Inc.(a)(b)	222,139	608,661
Orexigen Therapeutics Inc.(a)(b)	239,968	506,332
Organovo Holdings Inc.(a)(b)	213,564	572,351
Osiris Therapeutics Inc.(a)	45,712	844,301
Otonomy Inc.(a)(b)	34,918	621,890
OvaScience Inc.(a)(b)	55,489	471,102
OXiGENE Inc.(a)(b)	60,726	56,475
Peregrine Pharmaceuticals Inc.(a)	458,987	468,167
Pfenex Inc.(a)	38,729	581,322
PharmAthene Inc.(a)(b)	164,680	219,024
Progenics Pharmaceuticals Inc.(a)(b)	165,780	948,262
Proteon Therapeutics Inc.(a)(b)	17,844	248,210
Raptor Pharmaceutical Corp.(a)(b)	190,225	1,150,861
Recro Pharma Inc.(a)(b)	11,515	138,525
Regulus Therapeutics Inc.(a)	66,405	434,289
Rigel Pharmaceuticals Inc.(a)(b)	210,124	519,006
Sorrento Therapeutics Inc.(a)(b)	67,192	563,741
Spectrum Pharmaceuticals Inc.(a)(b)	159,419	953,326
Stemline Therapeutics Inc.(a)	40,445	357,129
Sunesis Pharmaceuticals Inc.(a)(b)	148,091	119,954
Synergy Pharmaceuticals Inc.(a)(b)	237,618	1,259,375
Synta Pharmaceuticals Corp.(a)	215,403	374,801
Synthetic Biologics Inc.(a)	144,873	328,862
T2 Biosystems Inc.(a)	23,018	201,638
Tenax Therapeutics Inc.(a)(b)	63,701	193,014
TG Therapeutics Inc.(a)(b)	83,551	842,194
Threshold Pharmaceuticals Inc.(a)(b)	156,796	638,160
Tobira Therapeutics Inc.(a)(b)	7,483	72,286
Tokai Pharmaceuticals Inc.(a)(b)	24,115	249,590
Tonix Pharmaceuticals Holding Corp.(a)(b)	46,263	244,731
Trevena Inc.(a)	76,306	789,767
TrovaGene Inc.(a)(b)	74,704	425,066
Vanda Pharmaceuticals Inc.(a)(b)	98,776	1,114,193
Verastem Inc.(a)(b)	77,673	139,035
Vericel Corp.(a)	21,867	59,260
Versartis Inc.(a)(b)	53,415	615,875
Vitae Pharmaceuticals Inc.(a)(b)	32,344	356,107
Vital Therapies Inc.(a)(b)	40,124	162,101
XBiotech Inc.(a)(b)	9,467	141,437
Xencor Inc.(a)(b)	67,324	823,372
XOMA Corp.(a)(b)	216,253	162,557
Zafgen Inc.(a)(b)	38,926	1,243,686

		67,636,459

BUILDING PRODUCTS - 1.02%
Alpha Pro Tech Ltd.(a)(b)	48,063	95,645
American Woodmark Corp.(a)	30,160	1,956,479
Gibraltar Industries Inc.(a)	73,042	1,340,321
Insteel Industries Inc.	42,696	686,552
Patrick Industries Inc.(a)	30,581	1,207,644
PGT Inc.(a)	112,995	1,387,578
Quanex Building Products Corp.	77,151	1,401,834

		8,076,053

Schedule of Investments (Unaudited) (Continued)

iShares® Micro-Cap ETF

September 30, 2015

CAPITAL MARKETS - 1.14%
Arlington Asset Investment Corp. Class A(b)	47,166	662,682
CIFC Corp.	20,392	145,803
Cowen Group Inc. Class A(a)(b)	264,323	1,205,313
Diamond Hill Investment Group Inc.	7,608	1,415,392
FBR & Co.	17,507	357,493
Fifth Street Asset Management Inc.	20,061	149,856
FXCM Inc. Class A	117,386	102,126
Hennessy Advisors Inc.	5,374	128,385
INTL FCStone Inc.(a)	35,271	870,841
Ladenburg Thalmann Financial Services Inc.(a)(b)	257,075	542,428
Manning & Napier Inc.	39,446	290,323
Medley Management Inc.	26,854	177,773
Oppenheimer Holdings Inc. Class A	25,059	501,431
Pzena Investment Management Inc. Class A	32,955	293,299
RCS Capital Corp. Class A(a)(b)	117,648	95,295
Safeguard Scientifics Inc.(a)(b)	51,643	802,532
Silvercrest Asset Management Group Inc.	23,957	258,975
U.S. Global Investors Inc. Class A	3,589	6,209
Westwood Holdings Group Inc.	19,056	1,035,694

		9,041,850

CHEMICALS - 1.19%
American Vanguard Corp.	67,362	778,705
Chase Corp.	16,578	653,007
China Green Agriculture Inc.	65,238	111,622
Codexis Inc.(a)	86,227	292,309
Core Molding Technologies Inc.(a)(b)	19,247	355,107
Flotek Industries Inc.(a)	124,417	2,077,764
FutureFuel Corp.	54,694	540,377
Hawkins Inc.	25,072	965,272
KMG Chemicals Inc.	23,349	450,402
Koppers Holdings Inc.	47,516	958,398
Marrone Bio Innovations Inc.(a)(b)	48,313	101,940
Northern Technologies International Corp.(a)(b)	10,183	158,651
OMNOVA Solutions Inc.(a)	109,716	607,827
Rentech Inc.(a)(b)	42,910	240,296
Senomyx Inc.(a)(b)	106,532	475,133
Trecora Resources(a)	50,157	622,950

		9,389,760
COMMERCIAL SERVICES & SUPPLIES - 1.26%
AMREP Corp.(a)	4,426	21,732
ARC Document Solutions Inc.(a)	98,445	585,748
Casella Waste Systems Inc. Class A(a)(b)	97,558	565,836
CECO Environmental Corp.	64,267	526,347
Cenveo Inc.(a)(b)	148,749	279,648
Civeo Corp.	246,680	365,086
Ecology and Environment Inc. Class A	9,337	109,243
Ennis Inc.	59,864	1,039,239
Fuel Tech Inc.(a)	49,053	93,691
Heritage-Crystal Clean Inc.(a)(b)	30,151	309,651
Hudson Technologies Inc.(a)	66,589	197,769
InnerWorkings Inc.(a)(b)	90,982	568,638
Kimball International Inc. Class B	79,485	751,928
Performant Financial Corp.(a)(b)	76,626	185,435
SP Plus Corp.(a)	39,323	910,327
Team Inc.(a)(b)	48,047	1,543,270
TRC Companies Inc.(a)(b)	38,969	461,003
Versar Inc.(a)	37,816	131,222
Viad Corp.	47,185	1,367,893

		10,013,706

Schedule of Investments (Unaudited) (Continued)

iShares® Micro-Cap ETF

September 30, 2015

COMMUNICATIONS EQUIPMENT - 1.76%
Aerohive Networks Inc.(a)(b)	57,058	341,207
Alliance Fiber Optic Products Inc.	33,937	579,983
Applied Optoelectronics Inc.(a)(b)	37,840	710,635
Aviat Networks Inc.(a)	161,089	167,533
Bel Fuse Inc. Class B	25,815	501,844
Black Box Corp.	37,149	547,576
CalAmp Corp.(a)(b)	84,724	1,363,209
Calix Inc.(a)(b)	104,743	815,948
Clearfield Inc.(a)(b)	28,514	382,943
ClearOne Inc.	19,472	229,380
Communications Systems Inc.	24,254	202,278
Comtech Telecommunications Corp.	37,154	765,744
Digi International Inc.(a)(b)	59,575	702,389
EMCORE Corp.(a)	46,129	313,677
Extreme Networks Inc.(a)(b)	236,883	795,927
Harmonic Inc.(a)(b)	206,608	1,198,327
KVH Industries Inc.(a)	39,309	393,090
MRV Communications Inc.(a)	5,962	85,316
Novatel Wireless Inc.(a)(b)	92,800	205,088
Numerex Corp. Class A(a)	37,370	325,493
Oclaro Inc.(a)(b)	228,827	526,302
PC-Tel Inc.	53,073	318,969
RELM Wireless Corp.(a)	23,551	103,624
ShoreTel Inc.(a)	153,372	1,145,689
Sonus Networks Inc.(a)	114,715	656,170
TESSCO Technologies Inc.	14,559	306,321
Westell Technologies Inc. Class A(a)	130,772	149,080
Zhone Technologies Inc.(a)	70,408	97,867

		13,931,609

CONSTRUCTION & ENGINEERING - 1.04%
Ameren Inc. Class A(a)	50,319	295,876
Argan Inc.	30,262	1,049,486
Comfort Systems USA Inc.	85,951	2,343,024
Furmanite Corp.(a)	88,724	539,442
Goldfield Corp. (The)(a)(b)	86,850	145,039
Great Lakes Dredge & Dock Corp.(a)	141,841	714,879
HC2 Holdings Inc.(a)(b)	49,414	346,392
Layne Christensen Co.(a)(b)	48,815	317,297
MYR Group Inc.(a)	48,593	1,273,137
Northwest Pipe Co.(a)(b)	23,261	303,789
NV5 Holdings Inc.(a)(b)	14,736	273,500
Orion Marine Group Inc.(a)	67,660	404,607
Sterling Construction Co. Inc.(a)	51,240	210,596

		8,217,064

CONSTRUCTION MATERIALS - 0.24%
U.S. Concrete Inc.(a)(b)	34,762	1,661,276
U.S. Lime & Minerals Inc.	4,951	226,013

		1,887,289

CONSUMER FINANCE - 0.33%
Asta Funding Inc.(a)	34,297	292,553
Consumer Portfolio Services Inc.(a)	59,079	294,214
Emergent Capital Inc.(b)	55,320	301,494

Schedule of Investments (Unaudited) (Continued)

iShares® Micro-Cap ETF

September 30, 2015

Ezcorp Inc. Class A(a)(b)	120,328	742,424
First Marblehead Corp. (The)(a)	23,716	81,583
JG Wentworth Co. (The) Class A(a)(b)	35,610	175,557
Nicholas Financial Inc.(a)	24,648	319,931
QC Holdings Inc.	13,173	22,131
Regional Management Corp.(a)	27,218	421,879

		2,651,766

CONTAINERS & PACKAGING - 0.22%
AEP Industries Inc.(a)	10,147	581,728
Myers Industries Inc.	56,271	754,031
UFP Technologies Inc.(a)	17,242	393,980

		1,729,739

DISTRIBUTORS - 0.13%
Fenix Parts Inc.(a)	37,842	252,785
VOXX International Corp.(a)	52,210	387,398
Weyco Group Inc.	15,888	429,611

		1,069,794

DIVERSIFIED CONSUMER SERVICES - 1.12%
American Public Education Inc.(a)	39,753	932,208
Ascent Capital Group Inc. Class A(a)(b)	31,676	867,289
Bridgepoint Education Inc.(a)	37,565	286,245
Cambium Learning Group Inc.(a)	35,283	168,300
Career Education Corp.(a)	160,385	603,048
Carriage Services Inc.(b)	37,755	815,131
Chegg Inc.(a)	178,047	1,283,719
Collectors Universe Inc.	18,991	286,384
ITT Educational Services Inc.(a)(b)	54,312	186,290
K12 Inc.(a)	77,726	966,911
Liberty Tax Inc.(b)	15,124	352,238
Lincoln Educational Services Corp.	77,042	39,291
National American University Holdings Inc.	40,749	114,097
Strayer Education Inc.(a)	25,410	1,396,788
Universal Technical Institute Inc.	50,184	176,146
Weight Watchers International Inc.(a)(b)	61,576	392,855

		8,866,940

DIVERSIFIED FINANCIAL SERVICES - 0.32%
GAIN Capital Holdings Inc.	73,206	532,940
Marlin Business Services Corp.	20,468	315,002
NewStar Financial Inc.(a)	57,076	468,023
PICO Holdings Inc.(a)	55,228	534,607
Resource America Inc. Class A	44,649	296,916
Tiptree Financial Inc.(b)	60,047	384,301

		2,531,789

DIVERSIFIED TELECOMMUNICATION SERVICES - 1.70%
8x8 Inc.(a)	206,779	1,710,062
Alaska Communications Systems Group Inc.(a)	131,277	287,497
Alteva Inc.	31,580	139,268
Fairpoint Communications Inc.(a)	48,178	742,423
General Communication Inc. Class A(a)(b)	81,270	1,402,720
Hawaiian Telcom Holdco Inc.(a)	26,488	550,421
IDT Corp. Class B	38,071	544,415
inContact Inc.(a)(b)	145,174	1,090,257
Inteliquent Inc.	78,441	1,751,587

Schedule of Investments (Unaudited) (Continued)

iShares® Micro-Cap ETF

September 30, 2015

Lumos Networks Corp.	56,450	686,432
magicJack VocalTec Ltd.(a)(b)	37,512	334,232
ORBCOMM Inc.(a)(b)	141,259	788,225
Pacific DataVision Inc.(a)(b)	30,449	910,425
Premiere Global Services Inc.(a)(b)	107,725	1,480,141
Straight Path Communications Inc. Class B(a)(b)	22,748	919,247
Towerstream Corp.(a)(b)	154,984	165,833

		13,503,185

ELECTRIC UTILITIES - 0.21%
Genie Energy Ltd. Class B	30,830	253,731
Spark Energy Inc. Class A	13,067	216,259
Unitil Corp.	31,850	1,174,628

		1,644,618

ELECTRICAL EQUIPMENT - 0.76%
Active Power Inc.(a)	74,601	121,600
Allied Motion Technologies Inc.	15,617	277,514
American Electric Technologies Inc.(a)	24,093	63,846
American Superconductor Corp.(a)(b)	31,289	135,481
Blue Earth Inc.(a)(b)	167,968	114,218
Broadwind Energy Inc.(a)	43,500	90,045
Energous Corp.(a)(b)	28,556	197,036
Energy Focus Inc.(a)(b)	17,351	204,915
Enphase Energy Inc.(a)(b)	64,432	238,398
FuelCell Energy Inc.(a)(b)	580,985	426,908
Global Power Equipment Group Inc.(b)	31,667	116,218
LSI Industries Inc.	51,715	436,475
Orion Energy Systems Inc.(a)	74,785	134,613
Plug Power Inc.(a)(b)	403,837	739,022
Powell Industries Inc.	20,446	615,425
Power Solutions International Inc.(a)(b)	10,856	246,540
PowerSecure International Inc.(a)(b)	52,430	603,994
Preformed Line Products Co.	6,300	234,045
Revolution Lighting Technologies Inc.(a)(b)	93,263	88,600
SL Industries Inc.(a)	7,687	261,358
TCP International Holdings Ltd.(a)(b)	19,179	52,742
Ultralife Corp.(a)	38,536	226,977
Vicor Corp.(a)	38,452	392,210

		6,018,180

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 2.17%
Agilysys Inc.(a)	38,424	427,275
Applied DNA Sciences Inc.(a)(b)	49,620	254,054
Checkpoint Systems Inc.	97,741	708,622
ClearSign Combustion Corp.(a)(b)	29,310	181,429
Control4 Corp.(a)(b)	51,417	419,563
CTS Corp.	76,799	1,421,549
CUI Global Inc.(a)(b)	58,876	304,389
Daktronics Inc.	88,616	768,301
Digital Ally Inc.(a)(b)	8,979	55,939
DTS Inc./CA(a)	41,336	1,103,671
Electro Rent Corp.	38,547	400,118
Electro Scientific Industries Inc.	64,814	300,737
eMagin Corp.(a)	46,138	113,961
Frequency Electronics Inc.(a)	21,310	221,198
GSI Group Inc.(a)(b)	80,789	1,028,444
ID Systems Inc.(a)	40,798	130,962
Identiv Inc.(a)(b)	25,156	87,794
IEC Electronics Corp.(a)	34,106	133,696

Schedule of Investments (Unaudited) (Continued)

iShares® Micro-Cap ETF

September 30, 2015

Iteris Inc.(a)	103,883	255,552
Kemet Corp.(a)	111,827	205,762
KEY Tronic Corp.(a)	28,035	280,911
Kimball Electronics Inc.(a)(b)	69,156	825,031
LoJack Corp.(a)	49,288	142,935
LRAD Corp.(a)	47,020	78,523
Maxwell Technologies Inc.(a)(b)	73,386	397,752
Mercury Systems Inc.(a)	79,578	1,266,086
Mesa Laboratories Inc.	7,269	809,767
Microvision Inc.(a)(b)	115,985	369,992
MOCON Inc.	15,209	205,321
Multi-Fineline Electronix Inc.(a)	21,252	354,908
NAPCO Security Technologies Inc.(a)	39,745	240,457
Neonode Inc.(a)(b)	78,704	192,038
PAR Technology Corp.(a)	38,250	202,342
Park Electrochemical Corp.	46,892	824,830
PC Connection Inc.	24,446	506,766
PCM Inc.(a)	27,270	246,521
Perceptron Inc.(a)	25,758	195,503
Planar Systems Inc.(a)	51,257	297,291
RadiSys Corp.(a)	89,677	242,128
Research Frontiers Inc.(a)(b)	60,736	307,932
RF Industries Ltd.	17,794	81,497
Richardson Electronics Ltd./U.S.	35,178	207,198
Uni-Pixel Inc.(a)(b)	32,396	34,340
Vishay Precision Group Inc.(a)(b)	31,624	366,522

		17,199,607

ENERGY EQUIPMENT & SERVICES - 1.33%
Aspen Aerogels Inc.(a)(b)	45,470	341,025
Basic Energy Services Inc.(a)(b)	99,249	327,522
CHC Group Ltd.(a)(b)	91,731	55,039
Dawson Geophysical Co.(a)	54,560	207,874
Enservco Corp.(a)	59,594	42,908
Era Group Inc.(a)(b)	46,356	693,949
Forbes Energy Services Ltd.(a)(b)	51,257	28,191
Geospace Technologies Corp.(a)(b)	30,624	422,917
Gulf Island Fabrication Inc.	30,675	323,008
Gulfmark Offshore Inc. Class A(b)	57,446	350,995
Independence Contract Drilling Inc.(a)(b)	41,355	205,948
ION Geophysical Corp.(a)	330,399	128,856
Key Energy Services Inc.(a)(b)	305,606	143,635
Matrix Service Co.(a)	62,009	1,393,342
Mitcham Industries Inc.(a)	37,795	142,865
Natural Gas Services Group Inc.(a)(b)	31,545	608,818
Nordic American Offshore Ltd.(a)	49,225	295,350
North Atlantic Drilling Ltd.(b)	158,735	122,226
Nuverra Environmental Solutions Inc.(a)(b)	41,281	56,142
Paragon Offshore PLC(b)	204,863	49,167
Parker Drilling Co.(a)(b)	282,720	743,554
PHI Inc.(a)(b)	30,132	568,892
Pioneer Energy Services Corp.(a)	149,072	313,051
RigNet Inc.(a)(b)	28,778	733,839
Seventy Seven Energy Inc.(a)(b)	132,318	182,599
Synthesis Energy Systems Inc.(a)(b)	181,556	177,562
Tesco Corp.	88,510	631,961
TETRA Technologies Inc.(a)	184,804	1,092,192
Willbros Group Inc.(a)	106,162	133,764

		10,517,191

Schedule of Investments (Unaudited) (Continued)

iShares® Micro-Cap ETF

September 30, 2015

FOOD & STAPLES RETAILING - 0.25%
Chefs’ Warehouse Inc. (The)(a)(b)	45,089	638,460
Fairway Group Holdings Corp.(a)(b)	50,613	53,144
Liberator Medical Holdings Inc.	86,146	202,443
Natural Grocers by Vitamin Cottage Inc.(a)(b)	21,503	487,903
Roundy’s Inc.(a)(b)	101,378	235,197
Village Super Market Inc. Class A	16,905	399,127

		2,016,274

FOOD PRODUCTS - 1.11%
Alico Inc.	9,410	381,952
Arcadia Biosciences Inc.(a)	22,066	67,301
Boulder Brands Inc.(a)(b)	128,272	1,050,548
Calavo Growers Inc.	34,495	1,539,857
Coffee Holding Co. Inc.(a)	22,332	87,765
Farmer Bros. Co.(a)(b)	19,278	525,325
Freshpet Inc.(a)(b)	49,336	518,028
Inventure Foods Inc.(a)(b)	49,254	437,375
John B Sanfilippo & Son Inc.	19,715	1,010,591
Landec Corp.(a)	64,341	750,859
Lifeway Foods Inc.(a)(b)	12,913	135,328
Limoneira Co.	28,145	470,866
Omega Protein Corp.(a)(b)	50,913	863,994
Rocky Mountain Chocolate Factory Inc.(b)	20,074	225,832
S&W Seed Co.(a)(b)	38,716	178,094
Seneca Foods Corp. Class A(a)	19,702	519,148

		8,762,863

GAS UTILITIES - 0.32%
Chesapeake Utilities Corp.	33,588	1,782,851
Delta Natural Gas Co. Inc.	21,419	438,233
Gas Natural Inc.	37,350	333,909

		2,554,993

HEALTH CARE EQUIPMENT & SUPPLIES - 4.07%
Accuray Inc.(a)(b)	185,066	924,405
Alliqua BioMedical Inc.(a)	46,491	147,376
Alphatec Holdings Inc.(a)	175,920	58,054
American Medical Alert Corp. Escrow(a)(b)	12,839	0
AngioDynamics Inc.(a)(b)	58,156	767,078
Anika Therapeutics Inc.(a)(b)	34,121	1,086,071
Antares Pharma Inc.(a)(b)	375,840	638,928
Atossa Genetics Inc.(a)(b)	60,656	46,705
AtriCure Inc.(a)(b)	67,652	1,482,255
Atrion Corp.	3,278	1,229,119
Avinger Inc.(a)(b)	16,293	239,670
Biolase Inc.(a)	104,669	94,202
Bovie Medical Corp.(a)	58,073	114,985
Cardiovascular Systems Inc.(a)(b)	75,325	1,193,148
Cerus Corp.(a)(b)	225,938	1,025,759
Chembio Diagnostics Inc.(a)	4,661	18,830
Cogentix Medical Inc.(a)	77,352	95,916
ConforMIS Inc.(a)	24,299	438,743
Corindus Vascular Robotics Inc.(a)(b)	61,077	188,728
CryoLife Inc.	60,950	593,044
Cutera Inc.(a)	37,413	489,362
Cynosure Inc. Class A(a)(b)	52,252	1,569,650
CytoSorbents Corp.(a)(b)	39,795	251,106
Derma Sciences Inc.(a)(b)	56,380	265,550

Schedule of Investments (Unaudited) (Continued)

iShares® Micro-Cap ETF

September 30, 2015

EndoChoice Holdings Inc.(a)	15,418	175,087
Entellus Medical Inc.(a)(b)	14,201	255,902
EnteroMedics Inc.(a)(b)	166,741	43,353
Exactech Inc.(a)(b)	24,560	428,081
Fonar Corp.(a)	18,234	244,518
GenMark Diagnostics Inc.(a)(b)	101,895	801,914
Inogen Inc.(a)(b)	37,279	1,809,895
Invacare Corp.	75,219	1,088,419
InVivo Therapeutics Holdings Corp.(a)(b)	63,508	547,439
Iridex Corp.(a)	24,405	188,407
LeMaitre Vascular Inc.	32,520	396,419
Lombard Medical Inc.(a)(b)	33,163	120,713
Merit Medical Systems Inc.(a)	102,541	2,451,755
Misonix Inc.(a)	6,954	76,355
Oncosec Medical Inc.(a)	38,699	199,300
OraSure Technologies Inc.(a)(b)	132,298	587,403
Orthofix International NV(a)	43,199	1,457,966
Oxford Immunotec Global PLC(a)(b)	50,193	677,606
PhotoMedex Inc.(a)(b)	41,829	21,751
Retractable Technologies Inc.(a)	19,611	70,992
Rockwell Medical Inc.(a)(b)	119,184	918,909
RTI Surgical Inc.(a)	137,195	779,268
Second Sight Medical Products Inc.(a)(b)	28,249	167,517
Sientra Inc.(a)	22,275	226,091
STAAR Surgical Co.(a)(b)	92,155	715,123
Sunshine Heart Inc.(a)(b)	58,276	128,207
SurModics Inc.(a)(b)	30,960	676,166
Symmetry Surgical Inc.(a)	31,899	283,901
Synergetics USA Inc.(a)	65,512	430,414
Tandem Diabetes Care Inc.(a)(b)	42,736	376,504
TearLab Corp.(a)(b)	80,296	161,395
TransEnterix Inc.(a)(b)	90,219	203,895
TriVascular Technologies Inc.(a)(b)	27,315	136,575
Unilife Corp.(a)(b)	279,184	273,572
Utah Medical Products Inc.	9,921	534,444
Vascular Solutions Inc.(a)	41,169	1,334,287
Veracyte Inc.(a)	32,084	150,474
Vermillion Inc.(a)(b)	62,972	127,203

		32,225,904

HEALTH CARE PROVIDERS & SERVICES - 2.32%
AAC Holdings Inc.(a)(b)	18,586	413,538
Aceto Corp.	67,402	1,850,185
Adcare Health Systems Inc.	50,601	167,995
Addus HomeCare Corp.(a)	15,684	488,557
Alliance HealthCare Services Inc.(a)	12,825	125,172
Almost Family Inc.(a)	16,886	676,284
BioScrip Inc.(a)(b)	161,179	301,405
BioTelemetry Inc.(a)	65,282	799,052
Civitas Solutions Inc.(a)(b)	27,147	622,209
Cross Country Healthcare Inc.(a)	77,251	1,051,386
Digirad Corp.	61,403	229,647
Five Star Quality Care Inc.(a)	104,060	321,545
Genesis Healthcare Inc.(a)	86,391	529,577
Healthways Inc.(a)(b)	72,720	808,646
InfuSystems Holdings Inc.(a)	63,055	172,140
Landauer Inc.(b)	22,817	844,001
LHC Group Inc.(a)(b)	29,941	1,340,459
National Research Corp. Class A	25,524	304,757
Nobilis Health Corp.(a)(b)	75,499	394,105
PharMerica Corp.(a)	70,089	1,995,434
Providence Service Corp. (The)(a)(b)	31,857	1,388,328

Schedule of Investments (Unaudited) (Continued)

iShares® Micro-Cap ETF

September 30, 2015

Psychemedics Corp.	20,896	210,423
RadNet Inc.(a)	81,191	450,610
Sharps Compliance Corp.(a)	34,976	306,390
Triple-S Management Corp. Class B(a)	55,687	991,785
Trupanion Inc.(a)(b)	43,400	327,670
U.S. Physical Therapy Inc.	28,837	1,294,493

		18,405,793

HEALTH CARE TECHNOLOGY - 0.66%
Computer Programs & Systems Inc.	26,558	1,118,888
Connecture Inc.(a)	17,885	81,556
HealthStream Inc.(a)	58,793	1,282,275
HTG Molecular Diagnostics Inc.(a)	10,726	81,732
Icad Inc.(a)	37,336	126,942
Imprivata Inc.(a)	23,339	414,734
Merge Healthcare Inc.(a)	159,498	1,132,436
Simulations Plus Inc.	24,087	227,381
Streamline Health Solutions Inc.(a)	48,595	111,283
Vocera Communications Inc.(a)	60,399	689,153

		5,266,380

HOTELS, RESTAURANTS & LEISURE - 2.51%
Ambassadors Group Inc.(a)	38,065	103,537
Ark Restaurants Corp.	8,336	191,395
Biglari Holdings Inc.(a)	3,317	1,213,160
Bravo Brio Restaurant Group Inc.(a)(b)	38,242	430,987
Carrols Restaurant Group Inc.(a)	84,574	1,006,431
Century Casinos Inc.(a)	57,916	356,183
Chuy’s Holdings Inc.(a)	38,185	1,084,454
Cosi Inc.(a)(b)	112,450	114,699
Del Frisco’s Restaurant Group Inc.(a)(b)	52,533	729,683
Denny’s Corp.(a)	195,308	2,154,247
Diversified Restaurant Holdings Inc.(a)	38,891	106,172
Dover Motorsports Inc.	81,313	187,833
Eldorado Resorts Inc.(a)	67,805	611,601
Empire Resorts Inc.(a)(b)	40,419	170,164
Famous Dave’s of America Inc.(a)(b)	14,018	180,972
Fogo De Chao Inc.(a)	11,844	184,719
Golden Entertainment Inc.(a)	32,816	296,985
Good Times Restaurants Inc.(a)(b)	29,096	181,850
Ignite Restaurant Group Inc.(a)(b)	20,755	100,454
Intrawest Resorts Holdings Inc.(a)	42,347	366,725
Isle of Capri Casinos Inc.(a)	50,533	881,296
Jamba Inc.(a)(b)	33,419	476,221
Kona Grill Inc.(a)(b)	22,149	348,847
Luby’s Inc.(a)	52,885	262,838
Marcus Corp. (The)	42,275	817,599
Monarch Casino & Resort Inc.(a)	24,546	441,092
Morgans Hotel Group Co.(a)	69,223	229,820
Nathan’s Famous Inc.	8,121	308,760
Noodles & Co.(a)(b)	23,977	339,514
Papa Murphy’s Holdings Inc.(a)(b)	22,601	331,783
Peak Resorts Inc.	30,787	212,122
Potbelly Corp.(a)	48,511	534,106
Rave Restaurant Group Inc.(a)(b)	19,593	167,128
RCI Hospitality Holdings Inc.(a)	28,167	293,500
Red Lion Hotels Corp.(a)	39,456	335,376
Ruby Tuesday Inc.(a)(b)	142,912	887,484
Ruth’s Hospitality Group Inc.	80,779	1,311,851
Town Sports International Holdings Inc.(a)	55,655	146,373
Zoe’s Kitchen Inc.(a)(b)	44,979	1,776,221

		19,874,182

Schedule of Investments (Unaudited) (Continued)

iShares® Micro-Cap ETF

September 30, 2015

HOUSEHOLD DURABLES - 2.15%
Bassett Furniture Industries Inc.	26,433	736,159
Beazer Homes USA Inc.(a)	73,049	973,743
Blyth Inc.(a)	19,250	114,923
Cavco Industries Inc.(a)	20,741	1,412,255
Century Communities Inc.(a)(b)	37,195	738,321
CSS Industries Inc.	23,095	608,322
Dixie Group Inc. (The)(a)(b)	42,548	355,701
Flexsteel Industries Inc.	13,986	437,062
Green Brick Partners Inc.(a)	49,350	534,460
Hooker Furniture Corp.	26,864	632,379
Hovnanian Enterprises Inc. Class A(a)(b)	279,360	494,467
Installed Building Products Inc.(a)(b)	47,752	1,207,171
LGI Homes Inc.(a)(b)	32,846	893,083
Libbey Inc.	50,261	1,639,011
Lifetime Brands Inc.	29,013	405,602
M/I Homes Inc.(a)	57,705	1,360,684
NACCO Industries Inc. Class A	9,861	468,891
New Home Co. Inc. (The)(a)(b)	25,641	332,051
Skullcandy Inc.(a)	52,946	292,791
Stanley Furniture Co. Inc.(a)	56,798	167,554
Turtle Beach Corp.(a)(b)	26,101	63,425
UCP Inc. Class A(a)(b)	27,560	184,928
Universal Electronics Inc.(a)	36,944	1,552,756
Vuzix Corp.(a)(b)	30,741	143,560
WCI Communities Inc.(a)	36,978	836,812
ZAGG Inc.(a)	70,173	476,475

		17,062,586

HOUSEHOLD PRODUCTS - 0.31%
Central Garden & Pet Co. Class A(a)	97,397	1,569,066
Oil-Dri Corp. of America	13,195	302,165
Orchids Paper Products Co.	22,406	584,797

		2,456,028

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 0.07%
Atlantic Power Corp.	285,404	530,851

		530,851

INSURANCE - 2.28%
1347 Property Insurance Holdings Inc.(a)	745	5,439
American Independence Corp.(a)	795	8,030
AMERISAFE Inc.	44,139	2,195,032
Atlas Financial Holdings Inc.(a)	28,699	530,931
Baldwin & Lyons Inc. Class B	23,911	518,869
Blue Capital Reinsurance Holdings Ltd.(b)	20,565	354,129
Citizens Inc./TX(a)(b)	116,668	865,677
Crawford & Co. Class B	69,358	389,098
Donegal Group Inc. Class A	22,260	312,976
eHealth Inc.(a)(b)	42,130	539,685
EMC Insurance Group Inc.	18,490	429,153
Federated National Holding Co.	34,214	821,820
First Acceptance Corp.(a)	54,700	147,690
Hallmark Financial Services Inc.(a)	37,401	429,737
HCI Group Inc.	20,180	782,379
Health Insurance Innovations Inc.(a)(b)	20,217	101,085

Schedule of Investments (Unaudited) (Continued)

iShares® Micro-Cap ETF

September 30, 2015

Heritage Insurance Holdings Inc.(a)(b)	59,130	1,166,635
Independence Holding Co.	18,553	240,447
Investors Title Co.	5,085	368,459
James River Group Holdings Ltd.	24,887	669,211
Kansas City Life Insurance Co.	8,185	384,613
National Interstate Corp.	15,839	422,585
Patriot National Inc.(a)	20,675	327,285
Phoenix Companies Inc. (The)(a)	13,749	453,580
State National Companies Inc.	72,713	679,867
Stewart Information Services Corp.	52,886	2,163,566
United Insurance Holdings Corp.	40,992	539,045
Universal Insurance Holdings Inc.	73,899	2,182,976

		18,029,999

INTERNET & CATALOG RETAIL - 0.81%
1-800-Flowers.com Inc. Class A(a)	57,611	524,260
Blue Nile Inc.(a)(b)	27,757	930,970
CafePress Inc.(a)	24,117	104,186
EVINE Live Inc.(a)	119,294	312,550
FTD Companies Inc.(a)(b)	42,300	1,260,540
Gaiam Inc. Class A(a)(b)	37,208	228,829
NutriSystem Inc.	66,882	1,773,711
Overstock.com Inc.(a)(b)	27,746	476,121
PetMed Express Inc.(b)	47,384	762,882
U.S. Auto Parts Network Inc.(a)	41,970	78,904

		6,452,953

INTERNET SOFTWARE & SERVICES - 3.24%
Actua Corp.(a)(b)	94,620	1,112,731
Amber Road Inc.(a)(b)	43,502	183,578
Angie’s List Inc.(a)(b)	103,517	521,726
Apigee Corp.(a)(b)	13,879	146,424
Appfolio Inc.(a)	14,919	251,326
Autobytel Inc.(a)	21,199	355,507
Bazaarvoice Inc.(a)(b)	143,774	648,421
Blucora Inc.(a)(b)	94,965	1,307,668
Brightcove Inc.(a)	77,521	381,403
Carbonite Inc.(a)	44,329	493,382
Care.com Inc.(a)	48,259	248,051
ChannelAdvisor Corp.(a)(b)	50,901	505,956
Demand Media Inc.(a)	30,534	127,327
DHI Group Inc.(a)	101,420	741,380
EarthLink Holdings Corp.	240,604	1,871,899
eGain Corp.(a)(b)	44,705	178,820
Everyday Health Inc.(a)(b)	51,329	469,147
Five9 Inc.(a)(b)	59,373	219,680
Global Sources Ltd.(a)(b)	26,074	216,675
GTT Communications Inc.(a)(b)	57,749	1,343,242
Internap Corp.(a)(b)	131,218	804,366
IntraLinks Holdings Inc.(a)	92,897	770,116
Inuvo Inc.(a)	54,670	158,543
iPass Inc.(a)	184,521	178,985
Limelight Networks Inc.(a)	140,864	269,050
Liquidity Services Inc.(a)	56,547	417,882
LiveDeal Inc.(a)(b)	30,548	51,321
LivePerson Inc.(a)(b)	132,745	1,003,552
Marchex Inc. Class B	79,543	320,558
Marin Software Inc.(a)	71,996	225,348
MaxPoint Interactive Inc.(a)(b)	18,589	75,843
MeetMe Inc.(a)(b)	95,679	151,173
Millennial Media Inc.(a)	283,077	495,385

Schedule of Investments (Unaudited) (Continued)

iShares® Micro-Cap ETF

September 30, 2015

Monster Worldwide Inc.(a)(b)	210,509	1,351,468
OPOWER Inc.(a)(b)	60,812	541,835
Q2 Holdings Inc.(a)(b)	45,960	1,136,131
QuinStreet Inc.(a)	85,457	474,286
Qumu Corp.(a)	24,726	96,926
RealNetworks Inc.(a)	58,653	239,891
Reis Inc.	20,001	453,023
Rightside Group Ltd.(a)(b)	34,883	267,553
Rocket Fuel Inc.(a)	62,192	290,437
SciQuest Inc.(a)	65,711	657,110
Spark Networks Inc.(a)	51,048	147,018
Support.com Inc.(a)	143,877	161,142
Synacor Inc.(a)	78,477	105,944
TechTarget Inc.(a)(b)	44,107	375,792
Textura Corp.(a)(b)	46,704	1,206,831
TheStreet Inc.	110,726	184,912
Travelzoo Inc.(a)	16,012	132,419
Tremor Video Inc.(a)(b)	96,991	180,403
United Online Inc.(a)	34,364	343,640
XO Group Inc.(a)	61,975	875,707
YuMe Inc.(a)(b)	72,241	187,104

		25,656,037

IT SERVICES - 1.39%
6D Global Technologies Inc.(a)(b)	46,361	134,911
Cass Information Systems Inc.	26,249	1,289,613
CIBER Inc.(a)	187,899	597,519
Computer Task Group Inc.	39,410	243,948
Datalink Corp.(a)(b)	49,649	296,405
Edgewater Technology Inc.(a)	28,301	207,163
Everi Holdings Inc.(a)	153,671	788,332
Forrester Research Inc.	22,582	709,978
Hackett Group Inc. (The)	56,355	774,881
Higher One Holdings Inc.(a)(b)	92,900	183,013
Information Services Group Inc.	84,682	331,107
Innodata Inc.(a)	72,637	169,244
InterCloud Systems Inc.(a)(b)	44,112	78,519
Lionbridge Technologies Inc.(a)	151,959	750,678
Mattersight Corp.(a)	40,739	314,098
ModusLink Global Solutions Inc.(a)(b)	99,989	285,969
MoneyGram International Inc.(a)	65,943	528,863
NCI Inc. Class A	13,605	180,538
Perficient Inc.(a)	82,266	1,269,364
PFSweb Inc.(a)(b)	31,465	447,432
Planet Payment Inc.(a)	113,879	322,278
PRGX Global Inc.(a)	59,759	225,291
ServiceSource International Inc.(a)(b)	138,730	554,920
StarTek Inc.(a)(b)	36,703	124,056
WidePoint Corp.(a)(b)	200,836	176,756

		10,984,876

LEISURE PRODUCTS - 0.82%
Arctic Cat Inc.	30,004	665,489
Black Diamond Inc.(a)	53,454	335,691
Escalade Inc.	25,022	395,348
JAKKS Pacific Inc.(a)(b)	48,781	415,614
Johnson Outdoors Inc. Class A	12,580	265,438
LeapFrog Enterprises Inc.(a)(b)	151,110	107,817
Malibu Boats Inc. Class A(a)	44,017	615,358
Marine Products Corp.	23,807	165,220
MCBC Holdings Inc.(a)	19,372	250,984
Nautilus Inc.(a)(b)	72,970	1,094,550
Smith & Wesson Holding Corp.(a)(b)	125,462	2,116,544
Summer Infant Inc.(a)	43,985	75,654

		6,503,707

Schedule of Investments (Unaudited) (Continued)

iShares® Micro-Cap ETF

September 30, 2015

LIFE SCIENCES TOOLS & SERVICES - 0.79%
Affymetrix Inc.(a)(b)	180,925	1,545,099
Albany Molecular Research Inc.(a)(b)	58,765	1,023,686
Enzo Biochem Inc.(a)	90,428	286,657
Fluidigm Corp.(a)	67,566	547,960
Harvard Bioscience Inc.(a)(b)	84,801	320,548
NanoString Technologies Inc.(a)(b)	31,565	505,040
NeoGenomics Inc.(a)	133,260	763,580
Pacific Biosciences of California Inc.(a)(b)	141,624	518,344
pSivida Corp.(a)	77,030	281,160
Sequenom Inc.(a)(b)	281,439	492,518

		6,284,592

MACHINERY - 2.14%
Accuride Corp.(a)	94,652	262,186
Adept Technology Inc.(a)	34,960	453,082
Alamo Group Inc.	22,492	1,051,501
ARC Group Worldwide Inc.(a)	17,684	31,831
Blount International Inc.(a)	110,943	617,952
Blue Bird Corp.(a)(b)	13,802	137,468
Columbus McKinnon Corp./NY	46,195	838,901
Commercial Vehicle Group Inc.(a)	73,423	295,895
Douglas Dynamics Inc.	50,693	1,006,763
Dynamic Materials Corp.	34,127	325,572
Eastern Co. (The)	18,114	293,447
Energy Recovery Inc.(a)(b)	84,155	180,092
ExOne Co. (The)(a)(b)	24,807	166,455
Federal Signal Corp.	140,157	1,921,552
FreightCar America Inc.	28,840	494,894
Gencor Industries Inc.(a)	19,627	177,428
Global Brass & Copper Holdings Inc.	52,211	1,070,848
Graham Corp.	23,694	418,199
Hardinge Inc.	35,661	327,368
Hurco Companies Inc.	16,024	420,470
Jason Industries Inc.(a)	48,118	210,757
Kadant Inc.	24,813	967,955
Key Technology Inc.(a)	17,042	205,527
LB Foster Co. Class A	23,676	290,741
LS Starrett Co. (The) Class A	18,512	223,625
Lydall Inc.(a)	39,907	1,136,950
Manitex International Inc.(a)(b)	35,444	199,195
MFRI Inc.(a)	17,924	91,771
Miller Industries Inc./TN	26,902	525,665
NN Inc.	58,988	1,091,278
Supreme Industries Inc. Class A	34,786	289,767
Titan International Inc.	98,096	648,415
Twin Disc Inc.	18,828	233,655
Xerium Technologies Inc.(a)	27,453	356,340

		16,963,545

MARINE - 0.34%
Eagle Bulk Shipping Inc.(a)(b)	52,889	313,632
Golden Ocean Group Ltd.(b)	145,601	358,179
International Shipholding Corp.	17,240	66,029
Navios Maritime Holdings Inc.	186,935	465,468

Schedule of Investments (Unaudited) (Continued)

iShares® Micro-Cap ETF

September 30, 2015

Rand Logistics Inc.(a)	67,850	145,199
Safe Bulkers Inc.(b)	86,497	238,732
Scorpio Bulkers Inc.(a)(b)	743,790	1,085,933

		2,673,172

MEDIA - 1.30%
A H Belo Corp. Class A	51,813	255,438
Ballantyne Strong Inc.(a)	45,122	212,073
Beasley Broadcast Group Inc. Class A	20,217	83,698
Carmike Cinemas Inc.(a)	57,450	1,154,171
Central European Media Enterprises Ltd. Class A(a)(b)	174,000	375,840
Cumulus Media Inc. Class A(a)	331,115	233,039
Emmis Communications Corp.(a)	114,390	141,844
Entercom Communications Corp. Class A(a)	58,433	593,679
Entravision Communications Corp. Class A	148,022	982,866
Harte-Hanks Inc.	108,825	384,152
Hemisphere Media Group Inc.(a)(b)	26,749	363,786
IDI Inc.(a)(b)	21,889	161,979
Journal Media Group Inc.	58,736	440,520
Lee Enterprises Inc./IA(a)(b)	139,824	290,834
Martha Stewart Living Omnimedia Inc. Class A(a)(b)	74,539	444,252
McClatchy Co. (The) Class A(a)(b)	161,653	156,803
New Media Investment Group Inc.	105,671	1,633,674
Radio One Inc. Class D(a)(b)	69,739	148,544
ReachLocal Inc.(a)(b)	31,729	66,948
Reading International Inc. Class A(a)	43,377	549,587
Saga Communications Inc. Class A	9,227	310,120
Salem Media Group Inc. Class A	31,174	190,785
SFX Entertainment Inc.(a)(b)	105,645	53,868
Sizmek Inc.(a)	52,669	315,487
Townsquare Media Inc. Class A(a)	19,905	194,472
Tribune Publishing Co.	66,170	518,773
You On Demand Holdings Inc.(a)(b)	23,159	44,697

		10,301,929

METALS & MINING - 0.59%
AM Castle & Co.(a)(b)	33,541	74,461
Ampco-Pittsburgh Corp.	21,347	232,896
Friedman Industries Inc.	32,972	197,832
Gerber Scientific Inc. Escrow(a)	44,403	444
Gold Resource Corp.	125,067	316,420
Handy & Harman Ltd.(a)	6,139	147,213
Haynes International Inc.	28,647	1,084,002
Horsehead Holding Corp.(a)(b)	132,490	402,770
Noranda Aluminum Holding Corp.	16,815	27,577
Olympic Steel Inc.	22,202	220,910
Real Industry Inc.(a)	55,514	489,633
Ryerson Holding Corp.(a)(b)	26,343	138,301
Schnitzer Steel Industries Inc. Class A	61,821	837,056
Synalloy Corp.	25,607	234,560
U.S. Antimony Corp.(a)	173,846	60,846
Universal Stainless & Alloy Products Inc.(a)	17,980	190,228

		4,655,149

Schedule of Investments (Unaudited) (Continued)

iShares® Micro-Cap ETF

September 30, 2015

MULTILINE RETAIL - 0.22%
Bon-Ton Stores Inc. (The)(b)	35,265	110,732
Fred’s Inc. Class A	85,769	1,016,363
Gordmans Stores Inc.(a)	21,985	76,947
Tuesday Morning Corp.(a)(b)	103,112	557,836

		1,761,878

OIL, GAS & CONSUMABLE FUELS - 2.47%
Abraxas Petroleum Corp.(a)(b)	219,981	281,576
Adams Resources & Energy Inc.	5,897	241,777
Aemetis Inc.(a)	28,659	78,812
Amyris Inc.(a)(b)	49,341	99,175
Approach Resources Inc.(a)(b)	84,545	158,099
Ardmore Shipping Corp.	47,019	567,990
Bill Barrett Corp.(a)(b)	116,514	384,496
Callon Petroleum Co.(a)(b)	152,991	1,115,304
Cloud Peak Energy Inc.(a)(b)	138,668	364,697
Comstock Resources Inc.(b)	112,044	214,004
Contango Oil & Gas Co.(a)(b)	40,811	310,164
Dakota Plains Holdings Inc.(a)	149,030	119,224
DHT Holdings Inc.	217,310	1,612,440
Emerald Oil Inc.(a)(b)	13,702	25,075
Energy Fuels Inc./Canada(a)	110,959	322,891
Energy XXI Ltd.(b)	216,217	227,028
Evolution Petroleum Corp.	65,650	364,358
EXCO Resources Inc.(b)	365,740	274,305
Frontline Ltd./Bermuda(a)(b)	250,597	674,106
FX Energy Inc.(a)(b)	152,807	145,167
Gastar Exploration Inc.(a)(b)	188,494	216,768
Gevo Inc.(a)(b)	42,288	72,735
Goodrich Petroleum Corp.(a)(b)	115,238	66,838
Halcon Resources Corp.(a)(b)	860,877	456,265
Hallador Energy Co.	26,855	186,642
Harvest Natural Resources Inc.(a)(b)	105,564	146,734
Isramco Inc.(a)(b)	2,677	265,933
Jones Energy Inc. Class A(a)(b)	68,943	330,237
Magnum Hunter Resources Corp.(a)(b)	488,101	165,954
Midstates Petroleum Co. Inc.(a)(b)	10,380	63,837
Navios Maritime Acquisition Corp.	194,877	685,967
Northern Oil and Gas Inc.(a)(b)	143,467	634,124
Pacific Ethanol Inc.(a)(b)	72,754	472,173
Panhandle Oil and Gas Inc. Class A	40,116	648,275
Penn Virginia Corp.(a)(b)	168,383	89,243
PetroQuest Energy Inc.(a)(b)	147,857	172,993
Renewable Energy Group Inc.(a)(b)	106,263	879,858
Resolute Energy Corp.(a)(b)	183,206	71,084
REX American Resources Corp.(a)(b)	12,260	620,601
Rex Energy Corp.(a)(b)	115,161	238,383
Ring Energy Inc.(a)	55,649	549,256
Sanchez Energy Corp.(a)(b)	123,898	761,973
SandRidge Energy Inc.(a)(b)	1,005,742	271,550
Solazyme Inc.(a)(b)	194,729	506,295
Swift Energy Co.(a)(b)	106,381	40,052
Teekay Tankers Ltd. Class A	215,009	1,483,562
TransAtlantic Petroleum Ltd.(a)	61,894	157,211
Triangle Petroleum Corp.(a)(b)	110,992	157,609
Uranium Energy Corp.(a)(b)	221,721	221,721
VAALCO Energy Inc.(a)	131,495	223,542
Vertex Energy Inc.(a)(b)	54,380	116,373
W&T Offshore Inc.(b)	79,286	237,858
Westmoreland Coal Co.(a)(b)	42,881	604,193
Zion Oil & Gas Inc.(a)(b)	122,540	175,232

		19,571,759

PAPER & FOREST PRODUCTS - 0.36%
Neenah Paper Inc.	38,096	2,220,235
Wausau Paper Corp.	93,692	599,629

		2,819,864

Schedule of Investments (Unaudited) (Continued)

iShares® Micro-Cap ETF

September 30, 2015

PERSONAL PRODUCTS - 0.47%
DS Healthcare Group Inc.(a)(b)	33,983	84,958
Elizabeth Arden Inc.(a)(b)	60,258	704,416
Female Health Co. (The)(a)	62,063	98,060
Mannatech Inc.(a)	8,100	153,576
Medifast Inc.(a)	25,633	688,502
Natural Alternatives International Inc.(a)	20,751	130,524
Natural Health Trends Corp.(b)	19,306	630,920
Nature’s Sunshine Products Inc.	24,738	296,361
Nutraceutical International Corp.(a)	21,458	506,623
Synutra International Inc.(a)(b)	50,811	241,352
United-Guardian Inc.	10,192	183,660

		3,718,952

PHARMACEUTICALS - 3.30%
AcelRx Pharmaceuticals Inc.(a)	75,350	229,818
Achaogen Inc.(a)(b)	45,555	262,397
Adamis Pharmaceuticals Corp.(a)(b)	41,993	165,872
Adolor Corp. Escrow(a)	77,501	1
Aerie Pharmaceuticals Inc.(a)(b)	48,803	865,765
Agile Therapeutics Inc.(a)	28,186	189,974
Alimera Sciences Inc.(a)(b)	78,760	174,060
Amphastar Pharmaceuticals Inc.(a)	75,401	881,438
Ampio Pharmaceuticals Inc.(a)(b)	99,898	288,705
ANI Pharmaceuticals Inc.(a)(b)	18,799	742,748
Aoxing Pharmaceutical Co. Inc.(a)(b)	103,171	152,693
Apricus Biosciences Inc.(a)(b)	128,672	187,861
Aratana Therapeutics Inc.(a)(b)	70,513	596,540
Assembly Biosciences Inc.(a)	35,597	340,307
Bio-Path Holdings Inc.(a)(b)	201,909	230,176
Biodel Inc.(a)(b)	79,929	35,169
BioDelivery Sciences International Inc.(a)(b)	109,767	610,305
Carbylan Therapeutics Inc.(a)(b)	33,283	118,820
Collegium Pharmaceutical Inc.(a)	18,097	400,125
ContraVir Pharmaceuticals Inc.(a)	60,435	126,309
Corcept Therapeutics Inc.(a)(b)	151,115	568,192
Corium International Inc.(a)(b)	18,990	177,557
Cumberland Pharmaceuticals Inc.(a)	34,052	196,480
Cymabay Therapeutics Inc.(a)	52,014	100,907
Dermira Inc.(a)	36,103	842,644
DURECT Corp.(a)(b)	270,042	526,582
Egalet Corp.(a)	30,620	403,572
Endocyte Inc.(a)(b)	93,492	428,193
Flex Pharma Inc.(a)(b)	14,597	175,310
Foamix Pharmaceuticals Ltd.(a)(b)	54,833	401,926
Heska Corp.(a)(b)	15,333	467,350
IGI Laboratories Inc.(a)(b)	100,823	659,382
Imprimis Pharmaceuticals Inc.(a)	21,908	141,526
Intersect ENT Inc.(a)	39,596	926,546
Intra-Cellular Therapies Inc.(a)	51,415	2,058,657
Juniper Pharmaceuticals Inc.(a)	25,363	298,776
KemPharm Inc.(a)	15,069	292,037
Lipocine Inc.(a)(b)	36,606	433,049
Marinus Pharmaceuticals Inc.(a)	12,218	101,898
Neos Therapeutics Inc.(a)	12,957	272,175
Ocera Therapeutics Inc.(a)(b)	34,577	109,263
Ocular Therapeutix Inc.(a)(b)	35,054	492,859
Omeros Corp.(a)(b)	90,450	991,332

Schedule of Investments (Unaudited) (Continued)

iShares® Micro-Cap ETF

September 30, 2015

Pain Therapeutics Inc.(a)	101,635	185,992
Paratek Pharmaceuticals Inc.(b)	29,115	553,185
Pernix Therapeutics Holdings Inc.(a)(b)	105,855	334,502
POZEN Inc.(a)	69,472	405,369
Repros Therapeutics Inc.(a)(b)	60,239	447,576
Revance Therapeutics Inc.(a)(b)	36,956	1,099,811
SciClone Pharmaceuticals Inc.(a)	116,313	807,212
Sucampo Pharmaceuticals Inc. Class A(a)(b)	58,151	1,155,460
Supernus Pharmaceuticals Inc.(a)(b)	81,697	1,146,209
Theravance Biopharma Inc.(a)(b)	60,297	662,664
VIVUS Inc.(a)(b)	245,821	403,146
XenoPort Inc.(a)(b)	141,361	490,523
Zogenix Inc.(a)(b)	58,186	785,511

		26,142,456

PROFESSIONAL SERVICES - 1.30%
Acacia Research Corp.	118,774	1,078,468
Barrett Business Services Inc.	16,686	716,330
CBIZ Inc.(a)	115,211	1,131,372
CDI Corp.	34,505	295,018
CRA International Inc.(a)	23,260	501,951
CTPartners Executive Search Inc.(a)	23,923	0
Franklin Covey Co.(a)	29,236	469,530
GP Strategies Corp.(a)(b)	30,730	701,259
Heidrick & Struggles International Inc.	43,259	841,388
Hill International Inc.(a)	87,413	286,715
Hudson Global Inc.(a)	73,090	181,994
Kelly Services Inc. Class A	68,435	967,671
Mistras Group Inc.(a)	39,262	504,517
Pendrell Corp.(a)	403,271	290,355
RCM Technologies Inc.	36,723	181,044
Resources Connection Inc.	86,406	1,302,138
Volt Information Sciences Inc.(a)(b)	25,891	235,608
VSE Corp.	9,868	395,411
Willdan Group Inc.(a)	19,103	193,704

		10,274,473

REAL ESTATE INVESTMENT TRUSTS (REITS) - 5.60%
AG Mortgage Investment Trust Inc.	62,143	945,816
Agree Realty Corp.	41,592	1,241,521
American Residential Properties Inc.(b)	77,323	1,335,368
Anworth Mortgage Asset Corp.(b)	246,105	1,215,759
Apollo Commercial Real Estate Finance Inc.(b)	137,172	2,154,972
Apollo Residential Mortgage Inc.	77,068	975,681
Ares Commercial Real Estate Corp.	69,650	835,104
Armada Hoffler Properties Inc.(b)	70,387	687,681
Ashford Hospitality Prime Inc.	64,613	906,520
Bluerock Residential Growth REIT Inc.	51,401	615,784
BRT Realty Trust(a)	27,462	194,706
Campus Crest Communities Inc.(b)	151,125	803,985
CareTrust REIT Inc.(b)	113,586	1,289,201
CatchMark Timber Trust Inc. Class A(b)	93,896	965,251
Cedar Realty Trust Inc.(b)	196,256	1,218,750
Cherry Hill Mortgage Investment Corp.	23,013	350,488
City Office REIT Inc.	39,640	450,310
Community Healthcare Trust Inc.	19,500	310,050
CorEnergy Infrastructure Trust Inc.(b)	133,501	590,074
Dynex Capital Inc.	117,909	773,483
Ellington Residential Mortgage REIT	22,776	276,728
First Potomac Realty Trust	134,162	1,475,782
Five Oaks Investment Corp.	42,163	266,470

Schedule of Investments (Unaudited) (Continued)

iShares® Micro-Cap ETF

September 30, 2015

Getty Realty Corp.	56,643	894,959
Gladstone Commercial Corp.	55,501	783,119
Gladstone Land Corp.(b)	20,581	188,934
Great Ajax Corp.	11,306	139,855
Hannon Armstrong Sustainable Infrastructure Capital Inc.	77,209	1,329,539
Independence Realty Trust Inc.(b)	85,288	614,927
JAVELIN Mortgage Investment Corp.(b)	35,703	215,289
Jernigan Capital Inc.	19,763	345,062
Monmouth Real Estate Investment Corp.(b)	136,424	1,330,134
National Storage Affiliates Trust(b)	56,160	760,968
New York Mortgage Trust Inc.(b)	245,936	1,350,189
NexPoint Residential Trust Inc.	49,131	656,390
One Liberty Properties Inc.(b)	30,147	643,036
Orchid Island Capital Inc.(b)	54,249	501,803
Owens Realty Mortgage Inc.	32,624	449,233
Preferred Apartment Communities Inc.(b)	56,540	615,155
RAIT Financial Trust	193,186	958,203
Resource Capital Corp.(b)	75,565	844,061
Rexford Industrial Realty Inc.(b)	127,342	1,756,046
Silver Bay Realty Trust Corp.(b)	85,821	1,373,994
Sotherly Hotels Inc.	34,667	235,736
Terreno Realty Corp.(b)	100,193	1,967,791
UMH Properties Inc.(b)	61,003	567,328
United Development Funding IV(b)	72,050	1,268,080
Universal Health Realty Income Trust(b)	28,826	1,353,092
Urstadt Biddle Properties Inc. Class A	62,880	1,178,371
Western Asset Mortgage Capital Corp.(b)	96,254	1,213,763
Whitestone REIT(b)	58,113	670,043
ZAIS Financial Corp.	21,200	284,080

		44,368,664

REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.55%
Altisource Asset Management Corp.(a)	2,003	47,972
Altisource Portfolio Solutions SA(a)(b)	30,483	726,715
AV Homes Inc.(a)(b)	27,850	376,532
Consolidated-Tomoka Land Co.	11,227	559,104
Farmland Partners Inc.	28,446	298,683
Forestar Group Inc.(a)(b)	79,085	1,039,968
FRP Holdings Inc.(a)(b)	16,812	506,714
Griffin Industrial Realty Inc.	3,882	96,002
Tejon Ranch Co.(a)(b)	31,988	697,658

		4,349,348

ROAD & RAIL - 0.46%
Celadon Group Inc.	63,276	1,013,682
Covenant Transportation Group Inc. Class A(a)	28,057	504,184
PAM Transportation Services Inc.(a)(b)	8,629	285,188
Patriot Transportation Holding Inc.(a)	6,188	148,821
Universal Truckload Services Inc.	19,142	298,041
USA Truck Inc.(a)	24,482	421,825
YRC Worldwide Inc.(a)(b)	76,271	1,011,354

		3,683,095

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.95%
Alpha & Omega Semiconductor Ltd.(a)	45,745	356,354
Amtech Systems Inc.(a)(b)	31,878	137,075
Applied Micro Circuits Corp.(a)(b)	187,184	993,947
Axcelis Technologies Inc.(a)	264,496	706,204
AXT Inc.(a)	88,321	169,576
Cascade Microtech Inc.(a)	32,343	457,330

Schedule of Investments (Unaudited) (Continued)

iShares® Micro-Cap ETF

September 30, 2015

CEVA Inc.(a)(b)	48,377	898,361
Cohu Inc.	60,772	599,212
CVD Equipment Corp.(a)(b)	14,264	157,760
Cyberoptics Corp.(a)	22,873	144,557
DSP Group Inc.(a)	55,306	503,838
Exar Corp.(a)	91,132	542,235
FormFactor Inc.(a)(b)	133,482	905,008
GigOptix Inc.(a)	81,031	141,804
GSI Technology Inc.(a)	49,587	201,323
Inphi Corp.(a)	89,231	2,145,113
Integrated Silicon Solution Inc.	72,773	1,563,892
Intermolecular Inc.(a)	121,811	230,223
inTEST Corp.(a)	31,181	131,584
IXYS Corp.	56,239	627,627
Kopin Corp.(a)(b)	159,354	500,372
Mattson Technology Inc.(a)(b)	175,813	409,644
MaxLinear Inc. Class A(a)	121,052	1,505,887
MoSys Inc.(a)(b)	158,206	235,727
Nanometrics Inc.(a)	57,286	695,452
NeoPhotonics Corp.(a)(b)	65,715	447,519
NVE Corp.	11,940	579,568
PDF Solutions Inc.(a)	63,495	634,950
Pericom Semiconductor Corp.	52,450	957,212
Photronics Inc.(a)(b)	151,298	1,370,760
Pixelworks Inc.(a)(b)	58,934	212,752
QuickLogic Corp.(a)	139,713	222,144
Rubicon Technology Inc.(a)(b)	67,262	69,280
Rudolph Technologies Inc.(a)	75,118	935,219
Sigma Designs Inc.(a)	83,412	574,709
Solar3D Inc.(a)(b)	48,077	132,692
Ultra Clean Holdings Inc.(a)	72,735	417,499
Ultratech Inc.(a)(b)	63,990	1,025,120
Xcerra Corp.(a)(b)	127,261	799,199

		23,338,728

SOFTWARE - 3.05%
A10 Networks Inc.(a)(b)	80,290	480,937
American Software Inc./GA Class A	61,338	577,804
Aware Inc.(a)	48,590	162,776
Bsquare Corp.(a)	31,996	211,493
Callidus Software Inc.(a)	130,419	2,215,819
Covisint Corp.(a)	97,512	209,651
Datawatch Corp.(a)	31,511	185,285
Digimarc Corp.(a)	18,749	572,782
Digital Turbine Inc.(a)(b)	124,014	224,465
EnerNOC Inc.(a)(b)	64,091	506,319
Envivio Inc.(a)	64,791	264,995
Epiq Systems Inc.	75,548	976,080
ePlus Inc.(a)	13,042	1,031,231
Evolving Systems Inc.	28,342	170,052
Exa Corp.(a)	29,124	300,851
FalconStor Software Inc.(a)	101,491	201,967
Gigamon Inc.(a)	63,779	1,276,218
GlobalSCAPE Inc.	42,787	140,341
Globant SA(a)(b)	35,910	1,098,487
Glu Mobile Inc.(a)(b)	282,161	1,233,044
Guidance Software Inc.(a)(b)	47,432	285,541
Jive Software Inc.(a)(b)	112,611	525,893
Mind CTI Ltd.	50,817	139,747
Mitek Systems Inc.(a)	69,720	222,407
MobileIron Inc.(a)(b)	92,528	286,837
Model N Inc.(a)	52,037	520,890

Schedule of Investments (Unaudited) (Continued)

iShares® Micro-Cap ETF

September 30, 2015

NetSol Technologies Inc.(a)	24,130	121,615
Park City Group Inc.(a)(b)	24,991	264,155
PROS Holdings Inc.(a)(b)	56,599	1,253,102
QAD Inc. Class A	24,298	622,029
Rosetta Stone Inc.(a)(b)	47,893	320,883
Rubicon Project Inc. (The)(a)(b)	60,864	884,354
Sapiens International Corp. NV	56,583	651,836
SeaChange International Inc.(a)(b)	81,530	513,639
Smith Micro Software Inc.(a)	111,933	97,382
Tangoe Inc.(a)	92,964	669,341
TeleCommunication Systems Inc. Class A(a)	117,938	405,707
Telenav Inc.(a)	66,928	522,708
TubeMogul Inc.(a)(b)	36,645	385,505
Varonis Systems Inc.(a)(b)	20,990	327,024
VirnetX Holding Corp.(a)(b)	106,804	380,222
Workiva Inc.(a)	17,190	261,116
Xura Inc.(b)	52,272	1,169,847
Yodlee Inc.(a)(b)	44,244	713,656
Zix Corp.(a)	140,100	589,821

		24,175,854

SPECIALTY RETAIL - 1.83%
Aeropostale Inc.(a)(b)	182,207	112,968
America’s Car-Mart Inc./TX(a)(b)	20,680	684,301
bebe stores inc.	66,730	62,726
Big 5 Sporting Goods Corp.	42,469	440,828
Books-A-Million Inc.(a)	24,226	77,766
Boot Barn Holdings Inc.(a)	27,928	514,713
Build-A-Bear Workshop Inc.(a)	32,787	619,347
Christopher & Banks Corp.(a)(b)	89,097	98,898
Citi Trends Inc.	36,700	858,046
Destination Maternity Corp.	32,170	296,607
Destination XL Group Inc.(a)(b)	86,811	504,372
Haverty Furniture Companies Inc.	47,042	1,104,546
hhgregg Inc.(a)(b)	17,194	83,735
Kirkland’s Inc.	40,137	864,551
Lumber Liquidators Holdings Inc.(a)(b)	62,329	819,003
MarineMax Inc.(a)(b)	59,879	846,090
New York & Co. Inc.(a)	74,043	183,627
Pacific Sunwear of California Inc.(a)(b)	143,978	46,073
Pep Boys-Manny Moe & Jack (The)(a)	123,763	1,508,671
Perfumania Holdings Inc.(a)	15,598	65,980
Sears Hometown and Outlet Stores Inc.(a)(b)	28,815	230,808
Shoe Carnival Inc.	34,406	818,863
Sportsman’s Warehouse Holdings Inc.(a)	44,262	545,308
Stage Stores Inc.	72,579	714,177
Stein Mart Inc.	66,141	640,245
Systemax Inc.(a)	27,011	202,312
Tandy Leather Factory Inc.(a)(b)	25,064	186,476
Tilly’s Inc. Class A(a)	29,127	214,375
Trans World Entertainment Corp.(a)	44,942	169,431
West Marine Inc.(a)	42,327	371,631
Winmark Corp.	5,724	589,114

		14,475,588

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.64%
Astro-Med Inc.	17,496	243,194
Avid Technology Inc.(a)(b)	74,843	595,750
Concurrent Computer Corp.	36,007	170,313
Dot Hill Systems Corp.(a)	140,960	1,371,541
Hutchinson Technology Inc.(a)	81,665	130,664

Schedule of Investments (Unaudited) (Continued)

iShares® Micro-Cap ETF

September 30, 2015

Imation Corp.(a)(b)	87,317	185,985
Immersion Corp.(a)(b)	67,178	754,409
Intevac Inc.(a)(b)	51,676	237,710
Quantum Corp.(a)	502,802	350,604
Silicon Graphics International Corp.(a)(b)	82,103	322,665
TransAct Technologies Inc.	22,761	207,353
USA Technologies Inc.(a)(b)	91,846	228,696
Violin Memory Inc.(a)(b)	219,202	302,499

		5,101,383

TEXTILES, APPAREL & LUXURY GOODS - 0.87%
Charles & Colvard Ltd.(a)	69,071	89,792
Cherokee Inc.	21,664	336,225
Crown Crafts Inc.	30,273	248,541
Culp Inc.	24,616	789,435
Delta Apparel Inc.(a)	20,969	369,684
Lakeland Industries Inc.(a)(b)	19,690	273,494
Mossimo Inc. Escrow(a)(b)	21,276	0
Movado Group Inc.	36,184	934,633
Perry Ellis International Inc.(a)	28,694	630,120
Rocky Brands Inc.	18,877	267,865
Sequential Brands Group Inc.(a)(b)	59,589	862,253
Superior Uniform Group Inc.	20,291	363,818
Unifi Inc.(a)(b)	34,372	1,024,629
Vera Bradley Inc.(a)(b)	47,026	592,998
Vince Holding Corp.(a)	34,390	117,958

		6,901,445

THRIFTS & MORTGAGE FINANCE - 4.11%
Alliance Bancorp Inc. of Pennsylvania	16,162	387,403
Anchor BanCorp Wisconsin Inc.(a)	23,082	983,062
ASB Bancorp Inc.(a)	15,075	375,669
Atlantic Coast Financial Corp.(a)	5,571	30,975
Bank Mutual Corp.	119,900	920,832
BankFinancial Corp.	55,409	688,734
BBX Capital Corp.(a)	9,724	156,556
Bear State Financial Inc.(a)(b)	37,641	335,005
BSB Bancorp Inc./MA(a)(b)	28,654	605,746
Cape Bancorp Inc.	41,281	512,297
Charter Financial Corp./MD	52,778	669,225
Cheviot Financial Corp.	22,751	314,191
Chicopee Bancorp Inc.	11,155	178,926
Clifton Bancorp Inc.	76,387	1,060,252
Dime Community Bancshares Inc.	77,366	1,307,485
Entegra Financial Corp.(a)	17,510	303,623
ESSA Bancorp Inc.	29,541	385,215
Federal Agricultural Mortgage Corp. Class C	24,675	639,823
First Defiance Financial Corp.	26,499	968,803
First Financial Northwest Inc.	50,521	610,799
Fox Chase Bancorp Inc.	37,712	654,680
Hingham Institution for Savings	4,525	525,036
Home Bancorp Inc.	20,897	539,561
HomeStreet Inc.(a)	52,393	1,210,278
HopFed Bancorp Inc.	25,159	300,650
IMPAC Mortgage Holdings Inc.(a)(b)	20,014	327,229
Laporte Bancorp Inc.	4,881	71,848
LendingTree Inc.(a)(b)	13,403	1,246,881
Meridian Bancorp Inc.	133,938	1,830,932
Meta Financial Group Inc.	18,969	792,335
NMI Holdings Inc. Class A(a)(b)	120,611	916,644
Ocean Shore Holding Co.	21,803	350,592

Schedule of Investments (Unaudited) (Continued)

iShares® Micro-Cap ETF

September 30, 2015

OceanFirst Financial Corp.	40,789	702,387
Provident Financial Holdings Inc.	25,436	426,816
Prudential Bancorp. Inc.	8,024	115,626
Pulaski Financial Corp.	33,045	447,760
Riverview Bancorp Inc.	61,444	291,859
Security National Financial Corp. Class A(a)	25,116	170,035
SI Financial Group Inc.	40,827	485,841
Stonegate Mortgage Corp.(a)	37,369	265,694
Territorial Bancorp Inc.	28,225	734,979
United Community Financial Corp./OH	147,396	736,980
United Financial Bancorp Inc.	122,084	1,593,196
Walker & Dunlop Inc.(a)	61,521	1,604,468
Walter Investment Management Corp.(a)(b)	88,423	1,436,874
Waterstone Financial Inc.	75,551	1,018,428
Westfield Financial Inc.	43,686	334,198
WSFS Financial Corp.	67,912	1,956,545

		32,522,973

TOBACCO - 0.07%
22nd Century Group Inc.(a)(b)	125,926	105,778
Alliance One International Inc.(a)	21,376	435,643

		541,421

TRADING COMPANIES & DISTRIBUTORS - 0.49%
BlueLinx Holdings Inc.(a)	121,076	84,753
CAI International Inc.(a)	37,765	380,671
DXP Enterprises Inc.(a)	29,110	794,121
General Finance Corp.(a)(b)	32,655	120,823
Houston Wire & Cable Co.	42,549	269,761
Huttig Building Products Inc.(a)	51,820	162,715
Lawson Products Inc./DE(a)	15,098	326,872
Neff Corp.(a)(b)	33,379	186,588
Stock Building Supply Holdings Inc.(a)	35,679	628,307
Titan Machinery Inc.(a)(b)	40,383	463,597
Transcat Inc.(a)	23,558	228,984
Willis Lease Finance Corp.(a)	16,699	271,526

		3,918,718

WATER UTILITIES - 0.63%
Artesian Resources Corp. Class A	21,984	530,694
Cadiz Inc.(a)(b)	46,552	337,968
Connecticut Water Service Inc.	24,897	909,238
Consolidated Water Co. Ltd.(b)	35,776	415,002
Middlesex Water Co.	36,530	870,875
Pure Cycle Corp.(a)(b)	48,986	243,460
SJW Corp.	33,861	1,041,226
York Water Co. (The)	29,902	628,540

		4,977,003

WIRELESS TELECOMMUNICATION SERVICES - 0.61%
Boingo Wireless Inc.(a)(b)	88,286	731,008
Leap Wireless International Inc.	158,735	400,012
NTELOS Holdings Corp.(a)	42,004	379,296
Shenandoah Telecommunications Co.	56,090	2,401,213

Schedule of Investments (Unaudited) (Continued)

iShares® Micro-Cap ETF

September 30, 2015

Spok Holdings Inc.	55,369	911,374

		4,822,903

TOTAL COMMON STOCKS (Cost: $907,811,965)		790,664,817

Convertible Bonds - 0.01%

PHARMACEUTICALS - 0.01%
Catalyst Biosciences Inc. 0.00%, 02/19/18	80,657	80,657

		80,657

Total Convertible Bonds (Cost: $80,657)		80,657

SHORT-TERM INVESTMENTS - 22.56%

MONEY MARKET FUNDS - 22.56%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%(c)(d)(e)	166,679,114	166,679,114
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%(c)(d)(e)	9,136,281	9,136,281
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(c)(d)	2,871,127	2,871,127

		178,686,522

TOTAL SHORT-TERM INVESTMENTS (Cost: $178,686,522)		178,686,522

TOTAL INVESTMENTS IN SECURITIES - 122.37% (Cost: $1,086,579,144)		969,431,996

Other Assets, Less Liabilities - (22.37)%		(177,223,738)

NET ASSETS - 100.00%		$792,208,258

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 1.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of September 30, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
Russell 2000 Mini	12	Dec. 2015	ICE Markets Equity	$1,315,080	$(38,144)

See notes to financial statements.

Schedule of Investments (Unaudited)

iShares® Russell 3000 ETF

September 30, 2015

Security	Shares	Value
COMMON STOCKS - 99.82%

AEROSPACE & DEFENSE - 2.53%
AAR Corp.	11,016	$208,974
Aerojet Rocketdyne Holdings Inc.(a)(b)	16,219	262,423
Aerovironment Inc.(a)(b)	4,788	95,952
American Science & Engineering Inc.	2,237	79,548
Astronics Corp.(a)	5,665	229,036
B/E Aerospace Inc.	29,665	1,302,293
Boeing Co. (The)	189,652	24,834,929
BWX Technologies Inc.	30,382	800,869
Cubic Corp.	5,337	223,834
Curtiss-Wright Corp.	12,838	801,348
DigitalGlobe Inc.(a)	20,179	383,805
Ducommun Inc.(a)	2,891	58,022
Engility Holdings Inc.	4,328	111,576
Esterline Technologies Corp.(a)	8,100	582,309
General Dynamics Corp.	79,788	11,006,755
HEICO Corp.	5,265	257,353
HEICO Corp. Class A	10,794	490,156
Hexcel Corp.	27,064	1,214,091
Honeywell International Inc.	214,725	20,332,310
Huntington Ingalls Industries Inc.	13,339	1,429,274
Keyw Holding Corp. (The)(a)(b)	9,008	55,399
KLX Inc.(a)	14,198	507,437
Kratos Defense & Security Solutions Inc.(a)(b)	10,972	46,302
L-3 Communications Holdings Inc.	22,545	2,356,403
Lockheed Martin Corp.	74,263	15,395,463
Moog Inc. Class A(a)	10,351	559,679
National Presto Industries Inc.	1,262	106,336
Northrop Grumman Corp.	53,061	8,805,473
Orbital ATK Inc.	16,829	1,209,500
Precision Castparts Corp.	37,844	8,693,145
Raytheon Co.	83,540	9,127,580
Rockwell Collins Inc.	36,212	2,963,590
Sparton Corp.(a)	2,800	59,920
Spirit AeroSystems Holdings Inc. Class A(a)	38,648	1,868,244
TASER International Inc.(a)	15,000	330,375
Teledyne Technologies Inc.(a)	10,031	905,799
Textron Inc.	76,921	2,895,306
TransDigm Group Inc.(a)	14,553	3,091,203
Triumph Group Inc.	13,994	588,868
United Technologies Corp.	244,155	21,727,353
Vectrus Inc.(a)	2,821	62,175

		146,060,407

AIR FREIGHT & LOGISTICS - 0.65%
Air Transport Services Group Inc.(a)(b)	14,299	122,257
Atlas Air Worldwide Holdings Inc.(a)	7,188	248,417
CH Robinson Worldwide Inc.	39,922	2,705,913
Echo Global Logistics Inc.(a)(b)	7,260	142,296
Expeditors International of Washington Inc.	52,366	2,463,820
FedEx Corp.	77,655	11,180,767
Forward Air Corp.	8,077	335,115
Hub Group Inc. Class A(a)(b)	10,113	368,214
Park-Ohio Holdings Corp.	2,346	67,706
Radiant Logistics Inc.(a)	9,274	41,362

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 ETF

September 30, 2015

United Parcel Service Inc. Class B	192,760	19,023,484
UTi Worldwide Inc.(a)	24,538	112,629
XPO Logistics Inc.(a)(b)	19,431	463,041

		37,275,021

AIRLINES - 0.66%
Alaska Air Group Inc.	35,581	2,826,910
Allegiant Travel Co.	3,562	770,282
American Airlines Group Inc.	189,687	7,365,546
Copa Holdings SA Class A(b)	9,000	377,370
Delta Air Lines Inc.	223,574	10,031,765
Hawaiian Holdings Inc.(a)	14,167	349,642
JetBlue Airways Corp.(a)(b)	85,428	2,201,480
Republic Airways Holdings Inc.(a)	12,906	74,597
SkyWest Inc.	13,867	231,302
Southwest Airlines Co.	183,020	6,962,081
Spirit Airlines Inc.(a)	19,710	932,283
United Continental Holdings Inc.(a)	104,475	5,542,399
Virgin America Inc.(a)(b)	6,658	227,903

		37,893,560

AUTO COMPONENTS - 0.49%
American Axle & Manufacturing Holdings Inc.(a)	21,266	424,044
BorgWarner Inc.	61,942	2,576,168
Cooper Tire & Rubber Co.	15,113	597,115
Cooper-Standard Holding Inc.(a)	3,728	216,224
Dana Holding Corp.	44,116	700,562
Delphi Automotive PLC	78,985	6,006,019
Dorman Products Inc.(a)(b)	8,158	415,161
Drew Industries Inc.	6,189	337,981
Federal-Mogul Holdings Corp.(a)	7,875	53,786
Fox Factory Holding Corp.(a)	6,865	115,744
Gentex Corp.	82,961	1,285,895
Gentherm Inc.(a)	9,571	429,929
Goodyear Tire & Rubber Co. (The)	73,890	2,167,194
Horizon Global Corp.(a)(b)	4,856	42,830
Johnson Controls Inc.	179,280	7,415,021
Lear Corp.	21,123	2,297,760
Metaldyne Performance Group Inc.	3,124	65,635
Modine Manufacturing Co.(a)	12,954	101,948
Motorcar Parts of America Inc.(a)	4,097	128,400
Remy International Inc.	8,192	239,616
Standard Motor Products Inc.	5,252	183,190
Stoneridge Inc.(a)	7,479	92,291
Strattec Security Corp.	944	59,529
Superior Industries International Inc.	6,188	115,592
Tenneco Inc.(a)	16,482	737,899
Tower International Inc.(a)	5,511	130,941
Visteon Corp.(a)	11,101	1,123,865

		28,060,339

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 ETF

September 30, 2015

AUTOMOBILES - 0.66%
Ford Motor Co.	1,069,255	14,509,790
General Motors Co.	440,864	13,234,737
Harley-Davidson Inc.	56,978	3,128,092
Tesla Motors Inc.(a)(b)	26,691	6,630,045
Thor Industries Inc.	12,776	661,797
Winnebago Industries Inc.	8,073	154,598

		38,319,059

BANKS - 5.99%
1st Source Corp.	4,415	135,982
Access National Corp.	1,990	40,536
American National Bankshares Inc.	2,115	49,597
Ameris Bancorp	9,337	268,439
Ames National Corp.	2,176	49,896
Arrow Financial Corp.	2,968	79,246
Associated Banc-Corp.	41,032	737,345
Banc of California Inc.	9,457	116,037
BancFirst Corp.	1,790	112,949
Banco Latinoamericano de Comercio Exterior SA Class E	7,698	178,209
Bancorp Inc. (The)(a)	7,840	59,741
BancorpSouth Inc.	25,596	608,417
Bank of America Corp.	2,879,791	44,867,144
Bank of Hawaii Corp.	12,308	781,435
Bank of Marin Bancorp	1,348	64,691
Bank of the Ozarks Inc.	21,350	934,276
BankUnited Inc.	27,654	988,630
Banner Corp.	5,207	248,738
Bar Harbor Bankshares	2,046	65,452
BB&T Corp.	213,623	7,604,979
BBCN Bancorp Inc.	21,187	318,229
Berkshire Hills Bancorp Inc.	9,219	253,891
Blue Hills Bancorp Inc.	7,735	107,130
BNC Bancorp.	8,369	186,043
BOK Financial Corp.	8,095	523,827
Boston Private Financial Holdings Inc.	21,308	249,304
Bridge Bancorp Inc.	4,831	129,036
Bryn Mawr Bank Corp.	5,358	166,473
C1 Financial Inc.(a)	888	16,916
Camden National Corp.	2,123	85,769
Capital Bank Financial Corp. Class A(a)	6,441	194,711
Capital City Bank Group Inc.	3,039	45,342
Cardinal Financial Corp.	8,026	184,678
Cascade Bancorp(a)	8,498	45,974
Cathay General Bancorp	21,361	639,976
CenterState Banks Inc.	13,119	192,849
Central Pacific Financial Corp.	6,119	128,315
Century Bancorp Inc./MA Class A	933	38,029
Chemical Financial Corp.	10,000	323,500
CIT Group Inc.	47,649	1,907,389
Citigroup Inc.	832,011	41,276,066
Citizens & Northern Corp.	3,207	62,601
Citizens Financial Group Inc.	85,131	2,031,226
City Holding Co.(b)	3,994	196,904
City National Corp./CA	13,577	1,195,591
CNB Financial Corp./PA	3,421	62,160
CoBiz Financial Inc.	9,391	122,177
Columbia Banking System Inc.	14,942	466,340
Comerica Inc.	48,732	2,002,885
Commerce Bancshares Inc./MO	22,988	1,047,333
Community Bank System Inc.	10,802	401,510
Community Trust Bancorp Inc.	4,220	149,852
CommunityOne Bancorp(a)	2,786	30,284
ConnectOne Bancorp Inc.	7,485	144,460
CU Bancorp(a)	5,804	130,358
Cullen/Frost Bankers Inc.	15,046	956,625
Customers Bancorp Inc.(a)	8,485	218,064
CVB Financial Corp.	28,603	477,670
Eagle Bancorp Inc.(a)(b)	7,915	360,132
East West Bancorp Inc.	39,991	1,536,454
Enterprise Bancorp Inc./MA	1,630	34,181

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 ETF

September 30, 2015

Enterprise Financial Services Corp.	4,894	123,182
Farmers Capital Bank Corp.(a)	2,639	65,579
FCB Financial Holdings Inc. Class A(a)	7,434	242,497
Fidelity Southern Corp.	6,587	139,249
Fifth Third Bancorp	221,733	4,192,971
Financial Institutions Inc.	3,743	92,752
First Bancorp Inc./ME	2,282	43,586
First BanCorp/Puerto Rico(a)	30,475	108,491
First Bancorp/Southern Pines NC	4,024	68,408
First Busey Corp.	6,724	133,606
First Business Financial Services Inc.	2,140	50,333
First Citizens BancShares Inc./NC Class A	2,109	476,634
First Commonwealth Financial Corp.	28,534	259,374
First Community Bancshares Inc./VA	4,874	87,245
First Connecticut Bancorp Inc./Farmington CT	4,807	77,489
First Financial Bancorp	15,974	304,784
First Financial Bankshares Inc.(b)	17,027	541,118
First Financial Corp./IN	3,077	99,541
First Horizon National Corp.	65,259	925,373
First Interstate BancSystem Inc.	4,384	122,051
First Merchants Corp.	11,353	297,676
First Midwest Bancorp Inc./IL	20,443	358,570
First NBC Bank Holding Co.(a)	3,979	139,424
First Niagara Financial Group Inc.	95,590	975,974
First of Long Island Corp. (The)	3,199	86,469
First Republic Bank/CA	39,551	2,482,616
FirstMerit Corp.	44,617	788,382
Flushing Financial Corp.	8,315	166,466
FNB Corp./PA	49,786	644,729
Franklin Financial Network Inc.(a)	1,488	33,257
Fulton Financial Corp.	46,687	564,913
German American Bancorp Inc.	3,431	100,425
Glacier Bancorp Inc.	21,809	575,540
Great Southern Bancorp Inc.	2,861	123,881
Great Western Bancorp Inc.	11,041	280,110
Green Bancorp Inc.(a)	1,260	14,440
Guaranty Bancorp	4,150	68,350
Hampton Roads Bankshares Inc.(a)	9,131	17,349
Hancock Holding Co.	20,833	563,533
Hanmi Financial Corp.	8,400	211,680
Heartland Financial USA Inc.	5,820	211,208
Heritage Commerce Corp.	5,468	62,007
Heritage Financial Corp./WA	7,982	150,221
Heritage Oaks Bancorp	5,417	43,119
Hilltop Holdings Inc.(a)	22,321	442,179
Home BancShares Inc./AR	16,459	666,589
HomeTrust Bancshares Inc.(a)	5,994	111,189
Horizon Bancorp/IN	4,614	109,582
Huntington Bancshares Inc./OH	220,940	2,341,964
IBERIABANK Corp.	10,353	602,648
Independent Bank Corp./MI	6,166	91,010
Independent Bank Corp./Rockland MA	6,941	319,980
Independent Bank Group Inc.	2,425	93,193
International Bancshares Corp.	14,473	362,259
Investors Bancorp Inc.	97,093	1,198,128
JPMorgan Chase & Co.	1,017,567	62,041,060
KeyCorp	232,235	3,021,377
Lakeland Bancorp Inc.	8,932	99,235
Lakeland Financial Corp.	4,385	197,983
LegacyTexas Financial Group Inc.	13,167	401,330
Live Oak Bancshares Inc.	1,316	25,842
M&T Bank Corp.	36,618	4,465,565
MainSource Financial Group Inc.	5,742	116,907

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 ETF

September 30, 2015

MB Financial Inc.	20,369	664,844
Mercantile Bank Corp.	5,230	108,679
Merchants Bancshares Inc./VT	1,344	39,514
Metro Bancorp Inc.	3,997	117,472
MidWestOne Financial Group Inc.	1,883	55,097
National Bank Holdings Corp. Class A	11,171	229,341
National Bankshares Inc.	1,876	58,362
National Commerce Corp.(a)(b)	1,655	39,687
National Penn Bancshares Inc.	37,840	444,620
NBT Bancorp Inc.	11,792	317,676
NewBridge Bancorp	6,868	58,584
OFG Bancorp	12,331	107,650
Old National Bancorp/IN	33,550	467,351
Old Second Bancorp Inc.(a)	8,441	52,587
Opus Bank	3,345	127,913
Pacific Continental Corp.	4,931	65,632
Pacific Premier Bancorp Inc.(a)	7,824	158,984
PacWest Bancorp	28,152	1,205,187
Park National Corp.	3,936	355,106
Park Sterling Corp.	11,876	80,757
Peapack Gladstone Financial Corp.	2,999	63,489
Penns Woods Bancorp Inc.	1,019	41,697
People’s United Financial Inc.	83,863	1,319,165
People’s Utah Bancorp.	788	12,850
Peoples Bancorp Inc./OH	5,844	121,497
Peoples Financial Services Corp.	2,050	71,606
Pinnacle Financial Partners Inc.	9,423	465,590
PNC Financial Services Group Inc. (The)(c)	141,747	12,643,832
Popular Inc.	27,974	845,654
Preferred Bank/Los Angeles CA	3,175	100,330
PrivateBancorp Inc.	21,352	818,422
Prosperity Bancshares Inc.	18,914	928,867
QCR Holdings Inc.	3,211	70,225
Regions Financial Corp.	366,941	3,306,138
Renasant Corp.	10,500	344,925
Republic Bancorp Inc./KY Class A	2,717	66,702
S&T Bancorp Inc.	10,346	337,487
Sandy Spring Bancorp Inc.	6,703	175,485
Seacoast Banking Corp. of Florida(a)	8,202	120,405
ServisFirst Bancshares Inc.	5,916	245,691
Sierra Bancorp	3,143	50,162
Signature Bank/New York NY(a)	13,720	1,887,323
Simmons First National Corp. Class A	8,027	384,734
South State Corp.	6,521	501,269
Southside Bancshares Inc.	6,828	188,111
Southwest Bancorp Inc.	5,154	84,577
Square 1 Financial Inc.(a)	4,373	112,277
State Bank Financial Corp.	8,729	180,516
Sterling Bancorp/DE	34,123	507,409
Stock Yards Bancorp Inc.	3,342	121,482
Stonegate Bank	2,714	86,332
Suffolk Bancorp	2,661	72,699
Sun Bancorp Inc./NJ(a)	2,069	39,704
SunTrust Banks Inc.	141,326	5,404,306
SVB Financial Group(a)	14,306	1,652,915
Synovus Financial Corp.	35,644	1,055,062
Talmer Bancorp Inc. Class A	14,553	242,307
TCF Financial Corp.	48,066	728,681
Texas Capital Bancshares Inc.(a)(b)	12,252	642,250
Tompkins Financial Corp.	3,930	209,705
TowneBank/Portsmouth VA	12,638	238,226
TriCo Bancshares	7,280	178,870
Tristate Capital Holdings Inc.(a)	6,132	76,466

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 ETF

September 30, 2015

Triumph Bancorp Inc.(a)	2,899	48,703
Trustmark Corp.	17,556	406,773
U.S. Bancorp	460,265	18,875,468
UMB Financial Corp.	10,677	542,498
Umpqua Holdings Corp.	60,010	978,163
Union Bankshares Corp.	11,894	285,456
United Bankshares Inc./WV	19,948	757,825
United Community Banks Inc./GA	15,428	315,348
Univest Corp. of Pennsylvania	4,759	91,468
Valley National Bancorp	61,203	602,238
Washington Trust Bancorp Inc.	3,964	152,416
Webster Financial Corp.	24,424	870,227
Wells Fargo & Co.	1,277,437	65,596,390
WesBanco Inc.	10,753	338,182
West Bancorp. Inc.	4,125	77,344
Westamerica Bancorp.(b)	7,472	332,056
Western Alliance Bancorp(a)	24,072	739,251
Wilshire Bancorp Inc.	17,661	185,617
Wintrust Financial Corp.	13,213	705,971
Yadkin Financial Corp.	7,679	165,022
Zions BanCorp.	54,987	1,514,342

		345,535,856

BEVERAGES - 1.87%
Boston Beer Co. Inc. (The)(a)(b)	2,397	504,832
Brown-Forman Corp. Class A	7,420	793,866
Brown-Forman Corp. Class B	34,518	3,344,794
Castle Brands Inc.(a)(b)	18,226	24,058
Coca-Cola Bottling Co. Consolidated	1,231	238,051
Coca-Cola Co. (The)	1,075,271	43,139,872
Coca-Cola Enterprises Inc.	64,320	3,109,872
Constellation Brands Inc. Class A	44,784	5,607,405
Craft Brew Alliance Inc.(a)(b)	2,815	22,436
Dr Pepper Snapple Group Inc.	52,491	4,149,414
MGP Ingredients Inc.	4,243	67,930
Molson Coors Brewing Co. Class B	37,891	3,145,711
Monster Beverage Corp.(a)(b)	40,905	5,527,902
National Beverage Corp.(a)	2,987	91,790
PepsiCo Inc.	404,762	38,169,057

		107,936,990

BIOTECHNOLOGY - 3.76%
AbbVie Inc.	453,959	24,699,909
Abeona Therapeutics Inc.(a)(b)	2,830	11,462
ACADIA Pharmaceuticals Inc.(a)(b)	22,552	745,795
Acceleron Pharma Inc.(a)	6,593	164,166
Achillion Pharmaceuticals Inc.(a)(b)	31,608	218,411
Acorda Therapeutics Inc.(a)(b)	10,976	290,974
Adamas Pharmaceuticals Inc.(a)	3,441	57,602
Aduro Biotech Inc.(a)(b)	2,093	40,541
Advaxis Inc.(a)(b)	7,958	81,410
Aegerion Pharmaceuticals Inc.(a)(b)	7,839	106,610
Affimed NV(a)(b)	5,327	32,868
Agenus Inc.(a)(b)	24,589	113,109
Agios Pharmaceuticals Inc.(a)(b)	7,008	494,695
Aimmune Therapeutics Inc.(a)	3,049	77,191
Akebia Therapeutics Inc.(a)(b)	9,709	93,789
Alder Biopharmaceuticals Inc.(a)(b)	7,162	234,627
Alexion Pharmaceuticals Inc.(a)(b)	59,079	9,239,365
Alkermes PLC(a)	40,429	2,371,969
Alnylam Pharmaceuticals Inc.(a)(b)	20,257	1,627,853

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 ETF

September 30, 2015

AMAG Pharmaceuticals Inc.(a)(b)	5,653	224,594
Amgen Inc.	208,507	28,840,688
Amicus Therapeutics Inc.(a)	31,685	443,273
Anacor Pharmaceuticals Inc.(a)	11,132	1,310,348
Anthera Pharmaceuticals Inc.(a)	8,990	54,749
Applied Genetic Technologies Corp./DE(a)(b)	1,309	17,200
Ardelyx Inc.(a)	5,188	89,649
Arena Pharmaceuticals Inc.(a)(b)	74,089	141,510
ARIAD Pharmaceuticals Inc.(a)(b)	47,455	277,137
Array BioPharma Inc.(a)(b)	34,752	158,469
Arrowhead Research Corp.(a)(b)	14,097	81,199
Asterias Biotherapeutics Inc.(a)(b)	2,861	11,072
Atara Biotherapeutics Inc.(a)(b)	5,193	163,268
aTyr Pharma Inc.(a)(b)	1,656	16,991
Avalanche Biotechnologies Inc.(a)(b)	6,097	50,239
Axovant Sciences Ltd.(a)	3,878	50,091
Baxalta Inc.	149,497	4,710,650
Bellicum Pharmaceuticals Inc.(a)(b)	2,311	33,579
BioCryst Pharmaceuticals Inc.(a)(b)	19,047	217,136
Biogen Inc.(a)	64,622	18,857,346
BioMarin Pharmaceutical Inc.(a)	43,807	4,613,753
BioSpecifics Technologies Corp.(a)	989	43,061
BioTime Inc.(a)(b)	21,206	63,618
Bluebird Bio Inc.(a)	9,781	836,765
Blueprint Medicines Corp.(a)(b)	2,513	53,627
Calithera Biosciences Inc.(a)(b)	2,159	11,723
Cara Therapeutics Inc.(a)	6,199	88,584
Catabasis Pharmaceuticals Inc.(a)	1,233	9,971
Catalyst Pharmaceuticals Inc.(a)	18,950	56,850
Celgene Corp.(a)	217,519	23,529,030
Celldex Therapeutics Inc.(a)(b)	27,911	294,182
Cellular Biomedicine Group Inc.(a)(b)	2,499	42,308
Cepheid(a)(b)	19,171	866,529
ChemoCentryx Inc.(a)(b)	6,707	40,577
Chiasma Inc.(a)	2,006	39,873
Chimerix Inc.(a)	12,567	480,059
Cidara Therapeutics Inc.(a)(b)	1,316	16,740
Clovis Oncology Inc.(a)(b)	7,610	699,816
Coherus Biosciences Inc.(a)(b)	6,202	124,288
Concert Pharmaceuticals Inc.(a)	4,342	81,499
CorMedix Inc.(a)	8,497	16,909
CTI BioPharma Corp.(a)	30,484	44,507
Curis Inc.(a)	28,159	56,881
Cytokinetics Inc.(a)	6,752	45,171
CytRx Corp.(a)	15,157	35,922
Dicerna Pharmaceuticals Inc.(a)	5,954	48,882
Dyax Corp.(a)	39,846	760,660
Dynavax Technologies Corp.(a)	10,752	263,854
Eagle Pharmaceuticals Inc./DE(a)(b)	2,268	167,900
Emergent BioSolutions Inc.(a)	9,353	266,467
Enanta Pharmaceuticals Inc.(a)(b)	4,333	156,595
Epizyme Inc.(a)(b)	7,671	98,649
Esperion Therapeutics Inc.(a)(b)	3,507	82,730
Exact Sciences Corp.(a)(b)	25,702	462,379
Exelixis Inc.(a)(b)	62,166	348,751
Fibrocell Science Inc.(a)	6,726	25,895
FibroGen Inc.(a)(b)	12,813	280,861
Five Prime Therapeutics Inc.(a)	6,588	101,389
Flexion Therapeutics Inc.(a)(b)	4,589	68,193
Foundation Medicine Inc.(a)(b)	3,916	72,250
Galena Biopharma Inc.(a)(b)	32,482	51,322
Genocea Biosciences Inc.(a)	6,497	44,504
Genomic Health Inc.(a)(b)	4,297	90,925

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 ETF

September 30, 2015

Geron Corp.(a)(b)	52,412	144,657
Gilead Sciences Inc.	402,986	39,569,195
Global Blood Therapeutics Inc.(a)	1,891	79,719
Halozyme Therapeutics Inc.(a)(b)	30,486	409,427
Heron Therapeutics Inc.(a)(b)	7,721	188,392
Idera Pharmaceuticals Inc.(a)	31,210	104,554
Ignyta Inc.(a)(b)	4,613	40,502
Immune Design Corp.(a)	4,421	53,936
ImmunoGen Inc.(a)(b)	22,575	216,720
Immunomedics Inc.(a)(b)	34,592	59,498
Incyte Corp.(a)	42,771	4,718,924
Infinity Pharmaceuticals Inc.(a)(b)	12,988	109,749
Inovio Pharmaceuticals Inc.(a)(b)	16,342	94,457
Insmed Inc.(a)	18,327	340,332
Insys Therapeutics Inc.(a)(b)	6,673	189,914
Intercept Pharmaceuticals Inc.(a)(b)	4,338	719,501
Intrexon Corp.(a)(b)	12,729	404,782
Invitae Corp.(a)(b)	1,991	14,375
Ironwood Pharmaceuticals Inc.(a)(b)	38,277	398,846
Isis Pharmaceuticals Inc.(a)(b)	33,119	1,338,670
Juno Therapeutics Inc.(a)(b)	2,811	114,380
Karyopharm Therapeutics Inc.(a)(b)	6,445	67,866
Keryx Biopharmaceuticals Inc.(a)(b)	26,712	94,026
Kite Pharma Inc.(a)(b)	7,785	433,469
KYTHERA Biopharmaceuticals Inc.(a)	6,976	523,061
La Jolla Pharmaceutical Co.(a)(b)	3,124	86,816
Lexicon Pharmaceuticals Inc.(a)(b)	14,849	159,478
Ligand Pharmaceuticals Inc.(a)(b)	4,804	411,463
Lion Biotechnologies Inc.(a)(b)	11,606	66,851
Loxo Oncology Inc.(a)(b)	983	17,183
MacroGenics Inc.(a)	9,570	204,989
MannKind Corp.(a)(b)	61,713	198,099
Medgenics Inc.(a)	4,609	36,042
Medivation Inc.(a)	43,506	1,849,005
Merrimack Pharmaceuticals Inc.(a)(b)	29,813	253,709
MiMedx Group Inc.(a)(b)	29,180	281,587
Mirati Therapeutics Inc.(a)(b)	3,150	108,423
Momenta Pharmaceuticals Inc.(a)	16,444	269,846
Myriad Genetics Inc.(a)(b)	18,507	693,642
NantKwest Inc.(a)	1,823	20,886
Natera Inc.(a)	2,741	29,731
Navidea Biopharmaceuticals Inc.(a)(b)	32,196	73,407
Neurocrine Biosciences Inc.(a)	23,458	933,394
NewLink Genetics Corp.(a)(b)	6,269	224,681
Nivalis Therapeutics Inc.(a)	1,377	17,855
Northwest Biotherapeutics Inc.(a)(b)	15,668	97,925
Novavax Inc.(a)(b)	73,739	521,335
Ocata Therapeutics Inc.(a)(b)	13,176	55,076
OncoMed Pharmaceuticals Inc.(a)(b)	3,571	59,243
Oncothyreon Inc.(a)(b)	26,061	71,407
Ophthotech Corp.(a)(b)	6,349	257,262
OPKO Health Inc.(a)(b)	82,467	693,547
Orexigen Therapeutics Inc.(a)(b)	24,077	50,802
Organovo Holdings Inc.(a)(b)	16,988	45,528
Osiris Therapeutics Inc.(a)	4,372	80,751
Otonomy Inc.(a)(b)	5,087	90,599
OvaScience Inc.(a)(b)	7,639	64,855
PDL BioPharma Inc.	48,369	243,296
Peregrine Pharmaceuticals Inc.(a)	37,166	37,909
Pfenex Inc.(a)	4,104	61,601
Portola Pharmaceuticals Inc.(a)(b)	12,469	531,429
Progenics Pharmaceuticals Inc.(a)(b)	22,643	129,518
Proteon Therapeutics Inc.(a)(b)	2,110	29,350

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 ETF

September 30, 2015

Prothena Corp. PLC(a)	8,193	371,471
PTC Therapeutics Inc.(a)	9,132	243,824
Puma Biotechnology Inc.(a)	6,704	505,213
Radius Health Inc.(a)(b)	9,097	630,513
Raptor Pharmaceutical Corp.(a)(b)	20,612	124,703
Regeneron Pharmaceuticals Inc.(a)	21,474	9,988,416
Regulus Therapeutics Inc.(a)(b)	10,372	67,833
Repligen Corp.(a)	8,366	232,993
Retrophin Inc.(a)(b)	10,274	208,151
Rigel Pharmaceuticals Inc.(a)	23,051	56,936
Sage Therapeutics Inc.(a)	3,684	155,907
Sangamo BioSciences Inc.(a)(b)	20,398	115,045
Sarepta Therapeutics Inc.(a)(b)	11,796	378,770
Seattle Genetics Inc.(a)(b)	28,908	1,114,693
Seres Therapeutics Inc.(a)	2,350	69,646
Sorrento Therapeutics Inc.(a)(b)	7,353	61,692
Spark Therapeutics Inc.(a)(b)	2,199	91,764
Spectrum Pharmaceuticals Inc.(a)(b)	16,164	96,661
Stemline Therapeutics Inc.(a)(b)	2,424	21,404
Synergy Pharmaceuticals Inc.(a)(b)	30,358	160,897
Synta Pharmaceuticals Corp.(a)	28,100	48,894
T2 Biosystems Inc.(a)	1,639	14,358
TESARO Inc.(a)(b)	6,943	278,414
TG Therapeutics Inc.(a)	8,926	89,974
Threshold Pharmaceuticals Inc.(a)(b)	12,215	49,715
Tobira Therapeutics Inc.(a)(b)	463	4,473
Tokai Pharmaceuticals Inc.(a)(b)	1,592	16,477
Trevena Inc.(a)	5,321	55,072
TrovaGene Inc.(a)(b)	6,826	38,840
Ultragenyx Pharmaceutical Inc.(a)(b)	10,505	1,011,737
United Therapeutics Corp.(a)	12,650	1,660,186
Vanda Pharmaceuticals Inc.(a)(b)	13,328	150,340
Verastem Inc.(a)(b)	6,461	11,565
Versartis Inc.(a)	6,171	71,152
Vertex Pharmaceuticals Inc.(a)	67,203	6,998,520
Vitae Pharmaceuticals Inc.(a)(b)	1,525	16,790
Vital Therapies Inc.(a)(b)	4,632	18,713
vTv Therapeutics Inc. Class A(a)	1,684	10,974
XBiotech Inc.(a)(b)	1,103	16,479
Xencor Inc.(a)	7,459	91,224
XOMA Corp.(a)(b)	24,319	18,281
Zafgen Inc.(a)(b)	4,333	138,439
ZIOPHARM Oncology Inc.(a)(b)	34,054	306,827

		217,337,431

BUILDING PRODUCTS - 0.26%
AAON Inc.	11,216	217,366
Advanced Drainage Systems Inc.	8,991	260,110
Allegion PLC	25,934	1,495,354
American Woodmark Corp.(a)	4,088	265,189
AO Smith Corp.	20,649	1,346,108
Apogee Enterprises Inc.	7,797	348,136
Armstrong World Industries Inc.(a)	10,722	511,868
Builders FirstSource Inc.(a)	12,111	153,567
Continental Building Products Inc.(a)	8,320	170,893
Fortune Brands Home & Security Inc.	43,643	2,071,733
Gibraltar Industries Inc.(a)	8,288	152,085
Griffon Corp.	7,834	123,542
Insteel Industries Inc.	4,751	76,396
Lennox International Inc.	11,076	1,255,243
Masco Corp.	95,432	2,402,978
Masonite International Corp.(a)	8,000	484,640

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 ETF

September 30, 2015

NCI Building Systems Inc.(a)	8,165	86,304
Nortek Inc.(a)	3,080	194,995
Owens Corning	32,216	1,350,173
Patrick Industries Inc.(a)	4,304	169,965
PGT Inc.(a)	11,481	140,987
Ply Gem Holdings Inc.(a)(b)	4,249	49,713
Quanex Building Products Corp.	9,993	181,573
Simpson Manufacturing Co. Inc.	10,894	364,840
Trex Co. Inc.(a)(b)	9,371	312,335
Universal Forest Products Inc.	5,345	308,300
USG Corp.(a)(b)	25,220	671,356

		15,165,749
CAPITAL MARKETS - 2.07%
Affiliated Managers Group Inc.(a)	14,983	2,561,943
Ameriprise Financial Inc.	49,655	5,418,850
Arlington Asset Investment Corp. Class A(b)	5,776	81,153
Artisan Partners Asset Management Inc.	9,571	337,186
Ashford Inc.(a)	227	14,403
Bank of New York Mellon Corp. (The)	306,952	12,017,171
BGC Partners Inc. Class A	54,214	445,639
BlackRock Inc.(c)	34,339	10,214,822
Calamos Asset Management Inc. Class A	5,325	50,481
Charles Schwab Corp. (The)	313,296	8,947,734
CIFC Corp.	1,778	12,713
Cohen & Steers Inc.	5,020	137,799
Cowen Group Inc. Class A(a)(b)	27,787	126,709
Diamond Hill Investment Group Inc.	779	144,925
E*TRADE Financial Corp.(a)	80,150	2,110,349
Eaton Vance Corp. NVS	32,488	1,085,749
Evercore Partners Inc. Class A	9,800	492,352
Federated Investors Inc. Class B	24,954	721,171
Fifth Street Asset Management Inc.	1,615	12,064
Financial Engines Inc.	14,525	428,052
Franklin Resources Inc.	106,184	3,956,416
GAMCO Investors Inc. Class A	1,795	98,545
Goldman Sachs Group Inc. (The)	118,654	20,617,319
Greenhill & Co. Inc.	7,916	225,369
HFF Inc. Class A	10,535	355,662
Houlihan Lokey Inc.(a)	3,309	72,126
Interactive Brokers Group Inc. Class A	15,354	606,022
INTL FCStone Inc.(a)	3,848	95,007
Invesco Ltd.	117,447	3,667,870
Investment Technology Group Inc.	10,432	139,163
Janus Capital Group Inc.	40,416	549,658
KCG Holdings Inc. Class A(a)	8,083	88,671
Ladenburg Thalmann Financial Services Inc.(a)	28,329	59,774
Lazard Ltd. Class A	34,805	1,507,056
Legg Mason Inc.	26,737	1,112,527
LPL Financial Holdings Inc.	22,191	882,536
Medley Management Inc.	1,615	10,691
Moelis & Co. Class A	4,585	120,402
Morgan Stanley	419,532	13,215,258
Northern Trust Corp.	63,888	4,354,606
NorthStar Asset Management Group Inc./New York	53,806	772,654
OM Asset Management PLC	6,540	100,847
Oppenheimer Holdings Inc. Class A	2,794	55,908
Piper Jaffray Companies(a)(b)	4,099	148,261
Pzena Investment Management Inc. Class A	3,056	27,198
Raymond James Financial Inc.	35,436	1,758,689
RCS Capital Corp. Class A(a)(b)	12,496	10,122
Safeguard Scientifics Inc.(a)	5,792	90,008

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 ETF

September 30, 2015

SEI Investments Co.	38,004	1,832,933
State Street Corp.	112,665	7,572,215
Stifel Financial Corp.(a)(b)	18,120	762,852
T Rowe Price Group Inc.	71,996	5,003,722
TD Ameritrade Holding Corp.	72,948	2,322,664
Virtu Financial Inc.	4,909	112,514
Virtus Investment Partners Inc.	2,049	205,924
Waddell & Reed Financial Inc. Class A	23,421	814,348
Westwood Holdings Group Inc.	1,847	100,384
WisdomTree Investments Inc.	31,027	500,465
ZAIS Group Holdings Inc.(a)	1,037	9,769

		119,297,420
CHEMICALS - 2.13%
A Schulman Inc.	8,017	260,312
Air Products & Chemicals Inc.	59,125	7,543,167
Airgas Inc.	18,601	1,661,627
Albemarle Corp.	30,398	1,340,552
American Vanguard Corp.	7,475	86,411
Ashland Inc.	18,371	1,848,490
Axalta Coating Systems Ltd.(a)	27,415	694,696
Axiall Corp.	18,875	296,149
Balchem Corp.	9,150	556,046
Cabot Corp.	17,275	545,199
Calgon Carbon Corp.	15,483	241,225
Celanese Corp. Series A	41,949	2,482,122
CF Industries Holdings Inc.	64,432	2,892,997
Chase Corp.	1,758	69,248
Chemours Co. (The)	49,565	320,686
Chemtura Corp.(a)	19,749	565,216
Core Molding Technologies Inc.(a)(b)	3,050	56,273
Cytec Industries Inc.	19,796	1,461,935
Dow Chemical Co. (The)	315,554	13,379,490
Eastman Chemical Co.	40,696	2,633,845
Ecolab Inc.	72,287	7,931,330
EI du Pont de Nemours & Co.	247,753	11,941,695
Ferro Corp.(a)(b)	19,523	213,777
Flotek Industries Inc.(a)(b)	15,176	253,439
FMC Corp.	36,908	1,251,550
FutureFuel Corp.	5,280	52,166
Hawkins Inc.	2,428	93,478
HB Fuller Co.	13,511	458,563
Huntsman Corp.	54,797	530,983
Innophos Holdings Inc.	5,951	235,898
Innospec Inc.	6,221	289,339
International Flavors & Fragrances Inc.	22,074	2,279,361
Intrepid Potash Inc.(a)(b)	14,531	80,502
KMG Chemicals Inc.	2,112	40,740
Koppers Holdings Inc.	5,764	116,260
Kraton Performance Polymers Inc.(a)	8,850	158,415
Kronos Worldwide Inc.	5,445	33,813
LSB Industries Inc.(a)	5,109	78,270
LyondellBasell Industries NV Class A	105,422	8,787,978
Minerals Technologies Inc.	9,710	467,634
Monsanto Co.	130,219	11,112,889
Mosaic Co. (The)	95,230	2,962,605
NewMarket Corp.	2,280	813,960
Olin Corp.(b)	21,636	363,701
OM Group Inc.	8,852	291,142
OMNOVA Solutions Inc.(a)	12,428	68,851
Platform Specialty Products Corp.(a)	36,318	459,423
PolyOne Corp.	25,255	740,982

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 ETF

September 30, 2015

PPG Industries Inc.	74,391	6,523,347
Praxair Inc.	78,919	8,038,689
Quaker Chemical Corp.	3,411	262,920
Rayonier Advanced Materials Inc.	11,377	69,627
Rentech Inc.(a)(b)	4,830	27,048
RPM International Inc.	37,109	1,554,496
Scotts Miracle-Gro Co. (The) Class A	12,433	756,175
Senomyx Inc.(a)	11,542	51,477
Sensient Technologies Corp.	12,498	766,127
Sherwin-Williams Co. (The)	22,269	4,961,088
Sigma-Aldrich Corp.	32,800	4,556,576
Stepan Co.	5,100	212,211
Trecora Resources(a)(b)	5,372	66,720
Tredegar Corp.	6,452	84,392
Trinseo SA(a)(b)	3,114	78,629
Tronox Ltd. Class A	16,685	72,913
Valhi Inc.	5,227	9,879
Valspar Corp. (The)	22,151	1,592,214
Westlake Chemical Corp.	10,686	554,497
WR Grace & Co.(a)	19,923	1,853,835

		123,137,290
COMMERCIAL SERVICES & SUPPLIES - 0.65%
ABM Industries Inc.	16,702	456,132
ACCO Brands Corp.(a)	30,608	216,399
ADT Corp. (The)(b)	47,354	1,415,885
ARC Document Solutions Inc.(a)	9,898	58,893
Brady Corp. Class A	12,361	243,017
Brink’s Co. (The)	12,914	348,807
Casella Waste Systems Inc. Class A(a)	10,112	58,650
CECO Environmental Corp.	3,694	30,254
Cintas Corp.	26,120	2,239,790
Civeo Corp.	25,507	37,750
Clean Harbors Inc.(a)	16,369	719,745
Copart Inc.(a)	34,444	1,133,208
Covanta Holding Corp.	32,839	573,041
Deluxe Corp.	13,884	773,894
Ennis Inc.	7,167	124,419
Essendant Inc.	11,045	358,189
G&K Services Inc. Class A	6,097	406,182
Healthcare Services Group Inc.	20,285	683,605
Heritage-Crystal Clean Inc.(a)(b)	2,085	21,413
Herman Miller Inc.	15,894	458,383
HNI Corp.	12,320	528,528
InnerWorkings Inc.(a)	12,022	75,138
Interface Inc.	19,237	431,678
KAR Auction Services Inc.	39,752	1,411,196
Kimball International Inc. Class B	8,913	84,317
Knoll Inc.	13,021	286,202
Matthews International Corp. Class A	9,636	471,875
McGrath RentCorp	6,805	181,625
Mobile Mini Inc.(b)	12,625	388,724
MSA Safety Inc.	8,418	336,467
Multi-Color Corp.	3,738	285,920
NL Industries Inc.(a)	1,816	5,430
Pitney Bowes Inc.	54,570	1,083,214
Quad/Graphics Inc.	6,960	84,216
Republic Services Inc.	66,382	2,734,938
Rollins Inc.	26,014	698,996
RR Donnelley & Sons Co.	56,382	820,922
SP Plus Corp.(a)	4,193	97,068
Steelcase Inc. Class A	22,885	421,313

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 ETF

September 30, 2015

Stericycle Inc.(a)	23,528	3,277,686
Team Inc.(a)(b)	5,369	172,452
Tetra Tech Inc.	17,210	418,375
TRC Companies Inc.(a)	7,281	86,134
Tyco International PLC	116,092	3,884,438
U.S. Ecology Inc.	5,862	255,876
UniFirst Corp./MA	3,954	422,327
Viad Corp.	5,371	155,705
Waste Connections Inc.	33,535	1,629,130
Waste Management Inc.	125,338	6,243,086
West Corp.	14,060	314,944

		37,645,576

COMMUNICATIONS EQUIPMENT - 1.51%
ADTRAN Inc.	16,068	234,593
Aerohive Networks Inc.(a)(b)	2,602	15,560
Alliance Fiber Optic Products Inc.	3,142	53,697
Applied Optoelectronics Inc.(a)	6,147	115,441
Arista Networks Inc.(a)(b)	9,150	559,888
ARRIS Group Inc.(a)	37,026	961,565
Bel Fuse Inc. Class B	2,992	58,164
Black Box Corp.	4,801	70,767
Brocade Communications Systems Inc.	114,403	1,187,503
CalAmp Corp.(a)(b)	9,236	148,607
Calix Inc.(a)	10,838	84,428
Ciena Corp.(a)(b)	35,514	735,850
Cisco Systems Inc.	1,394,679	36,610,324
Clearfield Inc.(a)(b)	3,096	41,579
CommScope Holding Co. Inc.(a)	28,589	858,528
Comtech Telecommunications Corp.	4,897	100,927
Digi International Inc.(a)	7,105	83,768
EchoStar Corp. Class A(a)(b)	11,786	507,152
EMCORE Corp.(a)	11,189	76,085
Extreme Networks Inc.(a)	25,448	85,505
F5 Networks Inc.(a)(b)	19,740	2,285,892
Finisar Corp.(a)	28,381	315,881
Harmonic Inc.(a)	27,534	159,697
Harris Corp.	33,832	2,474,811
Infinera Corp.(a)	35,491	694,204
InterDigital Inc./PA	9,830	497,398
Ixia(a)	15,280	221,407
Juniper Networks Inc.	108,095	2,779,122
KVH Industries Inc.(a)	3,974	39,740
Lumentum Holdings Inc.(a)(b)	12,552	212,756
Motorola Solutions Inc.	48,430	3,311,643
NETGEAR Inc.(a)	7,887	230,064
NetScout Systems Inc.(a)	25,117	888,388
Novatel Wireless Inc.(a)	10,313	22,792
Oclaro Inc.(a)(b)	25,433	58,496
Palo Alto Networks Inc.(a)	19,832	3,411,104
Plantronics Inc.	10,234	520,399
Polycom Inc.(a)	37,762	395,746
QUALCOMM Inc.	447,085	24,021,877
Ruckus Wireless Inc.(a)	18,328	217,737
ShoreTel Inc.(a)	22,440	167,627
Sonus Networks Inc.(a)	14,922	85,354
Ubiquiti Networks Inc.(b)	8,018	271,730
ViaSat Inc.(a)(b)	11,917	766,144
Viavi Solutions Inc.(a)(b)	62,773	337,091

		86,977,031

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 ETF

September 30, 2015

CONSTRUCTION & ENGINEERING - 0.18%
AECOM(a)	41,814	1,150,303
Aegion Corp.(a)	10,773	177,539
Ameren Inc. Class A(a)	5,412	31,823
Argan Inc.	3,281	113,785
Chicago Bridge & Iron Co. NV(b)	27,247	1,080,616
Comfort Systems USA Inc.	10,060	274,236
Dycom Industries Inc.(a)	9,111	659,272
EMCOR Group Inc.	16,687	738,400
Fluor Corp.	40,310	1,707,128
Furmanite Corp.(a)	9,882	60,082
Granite Construction Inc.	10,483	311,031
Great Lakes Dredge & Dock Corp.(a)	16,212	81,708
HC2 Holdings Inc.(a)(b)	7,229	50,675
Jacobs Engineering Group Inc.(a)	34,470	1,290,212
KBR Inc.	40,398	673,031
MasTec Inc.(a)	18,474	292,443
MYR Group Inc.(a)	5,676	148,711
Northwest Pipe Co.(a)	2,699	35,249
NV5 Holdings Inc.(a)(b)	1,397	25,928
Orion Marine Group Inc.(a)	7,170	42,877
Primoris Services Corp.	9,827	176,002
Quanta Services Inc.(a)(b)	55,851	1,352,153
Tutor Perini Corp.(a)	9,778	160,946

		10,634,150

CONSTRUCTION MATERIALS - 0.13%
Eagle Materials Inc.	14,043	960,822
Headwaters Inc.(a)	19,844	373,067
Martin Marietta Materials Inc.	18,426	2,799,831
Summit Materials Inc. Class A(a)	6,734	126,397
U.S. Concrete Inc.(a)(b)	3,691	176,393
U.S. Lime & Minerals Inc.	387	17,666
Vulcan Materials Co.	36,128	3,222,618

		7,676,794

CONSUMER FINANCE - 0.77%
Ally Financial Inc.(a)	131,526	2,680,500
American Express Co.	237,483	17,604,615
Capital One Financial Corp.	149,551	10,845,438
Cash America International Inc.	7,980	223,201
Credit Acceptance Corp.(a)(b)	2,295	451,817
Discover Financial Services	121,458	6,314,601
Encore Capital Group Inc.(a)(b)	7,956	294,372
Enova International Inc.(a)	7,291	74,514
Ezcorp Inc. Class A(a)	13,041	80,463
First Cash Financial Services Inc.(a)	7,815	313,069
Green Dot Corp. Class A(a)	13,051	229,698
JG Wentworth Co. (The) Class A(a)(b)	3,927	19,360
LendingClub Corp.(a)(b)	18,191	240,667
Navient Corp.	105,275	1,183,291
Nelnet Inc. Class A	6,405	221,677
PRA Group Inc.(a)(b)	13,482	713,467
Regional Management Corp.(a)	5,028	77,934
Santander Consumer USA Holdings Inc.(a)	23,419	478,216
SLM Corp.(a)	119,637	885,314
Springleaf Holdings Inc.(a)	14,124	617,501
Synchrony Financial(a)	34,820	1,089,866
World Acceptance Corp.(a)(b)	2,469	66,268

		44,705,849

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 ETF

September 30, 2015

CONTAINERS & PACKAGING - 0.36%
AEP Industries Inc.(a)	1,125	64,496
AptarGroup Inc.	17,037	1,123,761
Avery Dennison Corp.	24,743	1,399,712
Ball Corp.	38,316	2,383,255
Bemis Co. Inc.	26,571	1,051,414
Berry Plastics Group Inc.(a)	32,482	976,734
Crown Holdings Inc.(a)	39,034	1,785,806
Graphic Packaging Holding Co.	88,594	1,133,117
Greif Inc. Class A	8,433	269,097
Myers Industries Inc.	7,223	96,788
Owens-Illinois Inc.(a)	44,348	918,891
Packaging Corp. of America	26,620	1,601,459
Sealed Air Corp.	57,538	2,697,381
Silgan Holdings Inc.	10,626	552,977
Sonoco Products Co.	27,394	1,033,850
WestRock Co.	71,792	3,692,980

		20,781,718

DISTRIBUTORS - 0.13%
Core-Mark Holding Co. Inc.	6,218	406,968
Fenix Parts Inc.(a)	3,779	25,244
Genuine Parts Co.	41,666	3,453,695
LKQ Corp.(a)	84,825	2,405,637
Pool Corp.	11,871	858,273
VOXX International Corp.(a)	4,846	35,957
Weyco Group Inc.	1,798	48,618

		7,234,392

DIVERSIFIED CONSUMER SERVICES - 0.19%
2U Inc.(a)(b)	6,326	227,104
American Public Education Inc.(a)(b)	4,978	116,734
Apollo Education Group Inc.(a)	26,177	289,518
Ascent Capital Group Inc. Class A(a)	3,880	106,235
Bridgepoint Education Inc.(a)(b)	4,776	36,393
Bright Horizons Family Solutions Inc.(a)	10,118	649,980
Cambium Learning Group Inc.(a)(b)	3,560	16,981
Capella Education Co.	2,998	148,461
Career Education Corp.(a)	24,664	92,737
Carriage Services Inc.	4,282	92,448
Chegg Inc.(a)(b)	19,659	141,741
Collectors Universe Inc.	1,879	28,335
DeVry Education Group Inc.	16,920	460,393
Graham Holdings Co. Class B	947	546,419
Grand Canyon Education Inc.(a)(b)	12,278	466,441
H&R Block Inc.	75,620	2,737,444
Houghton Mifflin Harcourt Co.(a)	37,216	755,857
K12 Inc.(a)	9,646	119,996
Liberty Tax Inc.(b)	1,215	28,297
LifeLock Inc.(a)(b)	25,805	226,052
Regis Corp.(a)	12,901	169,003
Service Corp. International/U.S.	55,469	1,503,210
ServiceMaster Global Holdings Inc.(a)	27,935	937,219
Sotheby’s	16,546	529,141
Steiner Leisure Ltd.(a)	4,136	261,313
Strayer Education Inc.(a)(b)	3,185	175,080
Universal Technical Institute Inc.	5,832	20,470
Weight Watchers International Inc.(a)(b)	7,195	45,904

		10,928,906

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 ETF

September 30, 2015

DIVERSIFIED FINANCIAL SERVICES - 1.80%
Berkshire Hathaway Inc. Class B(a)	509,967	66,499,697
CBOE Holdings Inc.	23,471	1,574,435
CME Group Inc./IL	87,671	8,130,609
FNFV Group(a)	24,398	285,945
GAIN Capital Holdings Inc.	10,903	79,374
Intercontinental Exchange Inc.	30,472	7,160,615
Leucadia National Corp.	89,955	1,822,488
MarketAxess Holdings Inc.	9,967	925,735
Marlin Business Services Corp.	2,252	34,658
McGraw Hill Financial Inc.	75,305	6,513,883
Moody’s Corp.	48,597	4,772,225
MSCI Inc.	30,569	1,817,633
Nasdaq Inc.	31,825	1,697,227
NewStar Financial Inc.(a)(b)	7,075	58,015
On Deck Capital Inc.(a)(b)	3,138	31,066
PICO Holdings Inc.(a)	6,183	59,851
Resource America Inc. Class A	3,253	21,632
Tiptree Financial Inc.(b)	12,168	77,875
Voya Financial Inc.	62,540	2,424,676

		103,987,639

DIVERSIFIED TELECOMMUNICATION SERVICES - 2.01%
8x8 Inc.(a)	25,895	214,152
AT&T Inc.	1,669,172	54,381,624
Atlantic Tele-Network Inc.	3,353	247,887
CenturyLink Inc.	154,332	3,876,820
Cincinnati Bell Inc.(a)	53,272	166,209
Cogent Communications Holdings Inc.	12,789	347,349
Consolidated Communications Holdings Inc.	13,545	261,012
Fairpoint Communications Inc.(a)	5,794	89,286
Frontier Communications Corp.	319,381	1,517,060
General Communication Inc. Class A(a)	9,976	172,186
Globalstar Inc.(a)(b)	127,286	199,839
Hawaiian Telcom Holdco Inc.(a)	2,834	58,891
IDT Corp. Class B	4,093	58,530
inContact Inc.(a)	15,052	113,041
Inteliquent Inc.	8,056	179,890
Intelsat SA(a)(b)	6,063	38,985
Iridium Communications Inc.(a)(b)	25,779	158,541
Level 3 Communications Inc.(a)	79,054	3,453,869
Lumos Networks Corp.	4,075	49,552
ORBCOMM Inc.(a)(b)	21,594	120,494
Pacific DataVision Inc.(a)(b)	3,391	101,391
Premiere Global Services Inc.(a)(b)	13,493	185,394
Straight Path Communications Inc. Class B(a)(b)	2,347	94,842
Verizon Communications Inc.	1,118,350	48,659,408
Vonage Holdings Corp.(a)	54,466	320,260
Windstream Holdings Inc.(b)	27,912	171,380
Zayo Group Holdings Inc.(a)(b)	39,054	990,409

		116,228,301

ELECTRIC UTILITIES - 1.65%
ALLETE Inc.	13,304	671,719
American Electric Power Co. Inc.	134,258	7,633,910
Cleco Corp.	16,524	879,738
Duke Energy Corp.	189,277	13,616,587

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 ETF

September 30, 2015

Edison International	89,240	5,628,367
El Paso Electric Co.	10,903	401,448
Empire District Electric Co. (The)	11,414	251,450
Entergy Corp.	48,968	3,187,817
Eversource Energy	87,855	4,447,220
Exelon Corp.	237,196	7,044,721
FirstEnergy Corp.	115,239	3,608,133
Genie Energy Ltd. Class B	3,425	28,188
Great Plains Energy Inc.	41,614	1,124,410
Hawaiian Electric Industries Inc.	29,494	846,183
IDACORP Inc.	13,510	874,232
ITC Holdings Corp.	43,747	1,458,525
MGE Energy Inc.	9,387	386,651
NextEra Energy Inc.	121,484	11,850,764
OGE Energy Corp.	53,963	1,476,428
Otter Tail Corp.	9,934	258,880
Pepco Holdings Inc.	70,580	1,709,448
Pinnacle West Capital Corp.	30,043	1,926,958
PNM Resources Inc.	22,389	628,011
Portland General Electric Co.	24,647	911,200
PPL Corp.	184,380	6,064,258
Southern Co. (The)	248,458	11,106,073
Spark Energy Inc. Class A	822	13,604
UIL Holdings Corp.	15,816	795,070
Unitil Corp.	3,797	140,033
Westar Energy Inc.	38,832	1,492,702
Xcel Energy Inc.	139,187	4,928,612

		95,391,340

ELECTRICAL EQUIPMENT - 0.52%
Acuity Brands Inc.	11,978	2,103,097
Allied Motion Technologies Inc.	1,711	30,404
AMETEK Inc.	66,033	3,454,847
AZZ Inc.	6,870	334,500
Babcock & Wilcox Enterprises Inc.(a)	15,191	255,209
Eaton Corp. PLC	127,809	6,556,602
Emerson Electric Co.	182,871	8,077,412
Encore Wire Corp.	5,653	184,684
EnerSys	11,995	642,692
Enphase Energy Inc.(a)	7,221	26,718
Franklin Electric Co. Inc.	12,819	349,061
FuelCell Energy Inc.(a)(b)	64,101	47,101
Generac Holdings Inc.(a)(b)	18,637	560,787
General Cable Corp.	13,433	159,853
Hubbell Inc. Class B	16,117	1,369,139
LSI Industries Inc.	5,163	43,576
Plug Power Inc.(a)(b)	45,404	83,089
Powell Industries Inc.	2,373	71,427
Power Solutions International Inc.(a)(b)	1,411	32,044
PowerSecure International Inc.(a)(b)	5,126	59,052
Preformed Line Products Co.	710	26,376
Regal Beloit Corp.	12,178	687,448
Rockwell Automation Inc.	36,839	3,738,053
Solarcity Corp.(a)(b)	16,073	686,478
Sunrun Inc.(a)	4,906	50,860
Thermon Group Holdings Inc.(a)	9,690	199,129
Vicor Corp.(a)	5,188	52,918

		29,882,556

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.64%
Agilysys Inc.(a)	3,972	44,169

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 ETF

September 30, 2015

Amphenol Corp. Class A	84,569	4,309,636
Anixter International Inc.(a)	8,410	485,930
Arrow Electronics Inc.(a)(b)	25,815	1,427,053
Avnet Inc.	37,186	1,587,099
AVX Corp.	13,106	171,558
Badger Meter Inc.	3,953	229,511
Belden Inc.	11,804	551,129
Benchmark Electronics Inc.(a)	15,530	337,933
CDW Corp./DE	35,913	1,467,405
Checkpoint Systems Inc.	11,022	79,910
Cognex Corp.	24,543	843,543
Coherent Inc.(a)	6,298	344,501
Control4 Corp.(a)(b)	3,165	25,826
Corning Inc.	344,547	5,898,645
CTS Corp.	9,128	168,959
Daktronics Inc.	9,881	85,668
Dolby Laboratories Inc. Class A	13,645	444,827
DTS Inc./CA(a)	4,966	132,592
Electro Rent Corp.	5,193	53,903
Fabrinet(a)(b)	10,222	187,369
FARO Technologies Inc.(a)(b)	4,676	163,660
FEI Co.	11,289	824,549
Fitbit Inc.(a)	11,528	434,453
FLIR Systems Inc.	38,426	1,075,544
GSI Group Inc.(a)(b)	7,957	101,293
II-VI Inc.(a)	14,280	229,622
Ingram Micro Inc. Class A	44,075	1,200,603
Insight Enterprises Inc.(a)	12,026	310,872
InvenSense Inc.(a)(b)	19,192	178,294
IPG Photonics Corp.(a)(b)	9,552	725,665
Itron Inc.(a)	10,886	347,372
Jabil Circuit Inc.	54,849	1,226,972
Keysight Technologies Inc.(a)	46,505	1,434,214
Kimball Electronics Inc.(a)	6,694	79,859
Knowles Corp.(a)(b)	23,180	427,207
Littelfuse Inc.	5,900	537,785
Mercury Systems Inc.(a)	8,298	132,021
Mesa Laboratories Inc.	762	84,887
Methode Electronics Inc.	10,232	326,401
MTS Systems Corp.	4,311	259,134
Multi-Fineline Electronix Inc.(a)	2,340	39,078
National Instruments Corp.	30,556	849,151
Newport Corp.(a)	10,399	142,986
OSI Systems Inc.(a)	5,331	410,274
Park Electrochemical Corp.	5,720	100,615
PC Connection Inc.	2,400	49,752
Plexus Corp.(a)(b)	9,417	363,308
RealD Inc.(a)(b)	11,978	115,109
Rofin-Sinar Technologies Inc.(a)	7,767	201,398
Rogers Corp.(a)	4,649	247,234
Sanmina Corp.(a)	22,250	475,483
ScanSource Inc.(a)	7,416	262,971
SYNNEX Corp.	7,988	679,459
Tech Data Corp.(a)	10,221	700,139
Trimble Navigation Ltd.(a)	70,784	1,162,273
TTM Technologies Inc.(a)	15,223	94,839
Universal Display Corp.(a)	10,841	367,510

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 ETF

September 30, 2015

Vishay Intertechnology Inc.	35,772	346,631
Vishay Precision Group Inc.(a)	3,233	37,471
Zebra Technologies Corp. Class A(a)	14,086	1,078,283

		36,701,537

ENERGY EQUIPMENT & SERVICES - 1.07%
Atwood Oceanics Inc.	17,411	257,857
Baker Hughes Inc.	119,656	6,226,898
Basic Energy Services Inc.(a)(b)	8,337	27,512
Bristow Group Inc.	9,771	255,609
C&J Energy Services Ltd.(a)(b)	17,294	60,875
Cameron International Corp.(a)	52,850	3,240,762
CARBO Ceramics Inc.(b)	5,303	100,704
Diamond Offshore Drilling Inc.(b)	18,439	318,995
Dril-Quip Inc.(a)(b)	10,981	639,314
Ensco PLC Class A	63,834	898,783
Era Group Inc.(a)	5,787	86,631
Exterran Holdings Inc.	18,803	338,454
Fairmount Santrol Holdings Inc.(a)(b)	16,757	45,244
FMC Technologies Inc.(a)	63,213	1,959,603
Forum Energy Technologies Inc.(a)(b)	16,122	196,850
Frank’s International NV	9,302	142,600
Geospace Technologies Corp.(a)(b)	3,413	47,134
Gulfmark Offshore Inc. Class A(b)	7,248	44,285
Halliburton Co.	232,594	8,222,198
Helix Energy Solutions Group Inc.(a)	28,702	137,483
Helmerich & Payne Inc.	26,260	1,241,048
Hornbeck Offshore Services Inc.(a)(b)	9,499	128,521
Independence Contract Drilling Inc.(a)	2,803	13,959
ION Geophysical Corp.(a)	36,188	14,113
Key Energy Services Inc.(a)(b)	33,017	15,518
Matrix Service Co.(a)	6,991	157,088
McDermott International Inc.(a)(b)	63,927	274,886
Nabors Industries Ltd.	89,964	850,160
National Oilwell Varco Inc.	106,186	3,997,903
Natural Gas Services Group Inc.(a)	3,212	61,992
Newpark Resources Inc.(a)	24,415	125,005
Noble Corp. PLC	65,789	717,758
Nordic American Offshore Ltd.(a)	4,951	29,706
North Atlantic Drilling Ltd.(b)	19,337	14,889
Oceaneering International Inc.	27,172	1,067,316
Oil States International Inc.(a)	14,577	380,897
Parker Drilling Co.(a)(b)	32,451	85,346
Patterson-UTI Energy Inc.	39,252	515,771
PHI Inc.(a)	3,691	69,686
Pioneer Energy Services Corp.(a)	16,573	34,803
RigNet Inc.(a)	3,300	84,150
Rowan Companies PLC Class A	33,696	544,190
RPC Inc.	16,577	146,706
Schlumberger Ltd.	348,224	24,017,009
SEACOR Holdings Inc.(a)(b)	5,378	321,658
Seadrill Ltd.(b)	102,572	605,175
Seventy Seven Energy Inc.(a)(b)	10,219	14,102
Superior Energy Services Inc.	42,825	540,880
Tesco Corp.	8,249	58,898
TETRA Technologies Inc.(a)	21,314	125,966
Tidewater Inc.(b)	13,374	175,734
U.S. Silica Holdings Inc.	14,547	204,967
Unit Corp.(a)	13,172	148,317
Weatherford International PLC(a)(b)	211,581	1,794,207

		61,826,115

FOOD & STAPLES RETAILING - 2.09%
Andersons Inc. (The)	7,538	256,744
Casey’s General Stores Inc.	11,013	1,133,458
Chefs’ Warehouse Inc. (The)(a)(b)	6,114	86,574

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 ETF

September 30, 2015

Costco Wholesale Corp.	120,917	17,480,971
CVS Health Corp.	309,431	29,853,903
Fairway Group Holdings Corp.(a)(b)	4,227	4,438
Fresh Market Inc. (The)(a)(b)	11,122	251,246
Ingles Markets Inc. Class A	3,300	157,839
Kroger Co. (The)	268,490	9,684,434
Natural Grocers by Vitamin Cottage Inc.(a)(b)	2,028	46,015
PriceSmart Inc.	5,665	438,131
Rite Aid Corp.(a)	272,824	1,656,042
Smart & Final Stores Inc.(a)	7,544	118,516
SpartanNash Co.	9,945	257,078
Sprouts Farmers Market Inc.(a)(b)	41,727	880,440
SUPERVALU Inc.(a)	70,856	508,746
Sysco Corp.	162,550	6,334,574
United Natural Foods Inc.(a)(b)	13,284	644,407
Village Super Market Inc. Class A	1,383	32,653
Wal-Mart Stores Inc.	433,188	28,087,910
Walgreens Boots Alliance Inc.	236,135	19,622,819
Weis Markets Inc.	3,023	126,210
Whole Foods Market Inc.	98,086	3,104,422

		120,767,570

FOOD PRODUCTS - 1.71%
Alico Inc.	963	39,088
Amplify Snack Brands Inc.(a)	4,111	44,016
Arcadia Biosciences Inc.(a)	2,225	6,786
Archer-Daniels-Midland Co.	170,287	7,058,396
B&G Foods Inc.	16,499	601,389
Blue Buffalo Pet Products Inc.(a)	10,663	190,940
Boulder Brands Inc.(a)(b)	16,012	131,138
Bunge Ltd.(b)	39,316	2,881,863
Cal-Maine Foods Inc.	9,206	502,740
Calavo Growers Inc.	4,563	203,692
Campbell Soup Co.	47,523	2,408,466
ConAgra Foods Inc.	116,775	4,730,555
Darling Ingredients Inc.(a)	45,966	516,658
Dean Foods Co.	27,112	447,890
Diamond Foods Inc.(a)	8,468	261,322
Farmer Bros. Co.(a)	1,837	50,058
Flowers Foods Inc.	48,784	1,206,916
Fresh Del Monte Produce Inc.(b)	8,497	335,716
Freshpet Inc.(a)(b)	6,655	69,877
General Mills Inc.	163,199	9,160,360
Hain Celestial Group Inc. (The)(a)	28,177	1,453,933
Hershey Co. (The)	39,880	3,664,174
Hormel Foods Corp.	36,551	2,314,044
Ingredion Inc.	19,512	1,703,593
Inventure Foods Inc.(a)(b)	3,666	32,554
J&J Snack Foods Corp.	4,024	457,368
JM Smucker Co. (The)	32,696	3,730,287
John B Sanfilippo & Son Inc.	2,147	110,055
Kellogg Co.	68,365	4,549,691
Keurig Green Mountain Inc.	35,379	1,844,661
Kraft Heinz Co. (The)	162,153	11,444,759
Lancaster Colony Corp.	5,016	488,960
Landec Corp.(a)	7,033	82,075
Lifeway Foods Inc.(a)	1,185	12,419
Limoneira Co.	2,107	35,250
McCormick & Co. Inc./MD	34,798	2,859,700
Mead Johnson Nutrition Co.	55,662	3,918,605
Mondelez International Inc. Class A	446,946	18,713,629
Omega Protein Corp.(a)	5,136	87,158

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 ETF

September 30, 2015

Pilgrim’s Pride Corp.(b)	16,564	344,200
Pinnacle Foods Inc.	31,759	1,330,067
Post Holdings Inc.(a)	16,933	1,000,740
Sanderson Farms Inc.(b)	6,205	425,477
Seaboard Corp.(a)	73	224,767
Seneca Foods Corp. Class A(a)	2,385	62,845
Snyder’s-Lance Inc.	13,033	439,603
Tootsie Roll Industries Inc.(b)	5,575	174,442
TreeHouse Foods Inc.(a)(b)	11,438	889,762
Tyson Foods Inc. Class A	81,804	3,525,752
WhiteWave Foods Co. (The)(a)	48,639	1,952,856

		98,721,292

GAS UTILITIES - 0.22%
AGL Resources Inc.	32,508	1,984,288
Atmos Energy Corp.	28,122	1,636,138
Chesapeake Utilities Corp.	4,029	213,859
Laclede Group Inc. (The)	11,761	641,327
National Fuel Gas Co.	22,819	1,140,494
New Jersey Resources Corp.	22,580	678,078
Northwest Natural Gas Co.	7,276	333,532
ONE Gas Inc.	13,958	632,716
Piedmont Natural Gas Co. Inc.	22,149	887,511
Questar Corp.	47,357	919,199
South Jersey Industries Inc.	20,384	514,696
Southwest Gas Corp.	12,469	727,192
UGI Corp.	47,704	1,661,053
WGL Holdings Inc.	14,017	808,361

		12,778,444

HEALTH CARE EQUIPMENT & SUPPLIES - 2.23%
Abaxis Inc.	5,913	260,113
Abbott Laboratories	409,041	16,451,629
ABIOMED Inc.(a)	11,458	1,062,844
Accuray Inc.(a)(b)	19,422	97,013
Alere Inc.(a)	23,392	1,126,325
Align Technology Inc.(a)	22,137	1,256,496
Analogic Corp.	3,273	268,517
AngioDynamics Inc.(a)	6,721	88,650
Anika Therapeutics Inc.(a)	4,499	143,203
Antares Pharma Inc.(a)(b)	28,649	48,703
AtriCure Inc.(a)	7,722	169,189
Atrion Corp.	398	149,234
Baxter International Inc.	149,497	4,910,976
Becton Dickinson and Co.	57,377	7,611,633
Boston Scientific Corp.(a)	367,532	6,031,200
Cantel Medical Corp.	10,004	567,227
Cardiovascular Systems Inc.(a)	8,357	132,375
Cerus Corp.(a)(b)	27,511	124,900
ConforMIS Inc.(a)	2,837	51,227
CONMED Corp.	7,721	368,601
Cooper Companies Inc. (The)	13,412	1,996,510
Corindus Vascular Robotics Inc.(a)(b)	6,161	19,038
CR Bard Inc.	20,326	3,786,937
CryoLife Inc.	7,375	71,759
Cutera Inc.(a)	4,504	58,912
Cyberonics Inc.(a)	7,399	449,711
Cynosure Inc. Class A(a)(b)	5,514	165,641
DENTSPLY International Inc.	38,776	1,960,902
DexCom Inc.(a)	21,617	1,856,036
Edwards Lifesciences Corp.(a)	29,448	4,186,622

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 ETF

September 30, 2015

EndoChoice Holdings Inc.(a)	1,800	20,442
Endologix Inc.(a)	17,330	212,466
Entellus Medical Inc.(a)	1,453	26,183
Exactech Inc.(a)(b)	2,222	38,729
GenMark Diagnostics Inc.(a)(b)	12,762	100,437
Glaukos Corp.(a)	1,891	45,737
Globus Medical Inc. Class A(a)(b)	17,776	367,252
Greatbatch Inc.(a)	6,660	375,757
Haemonetics Corp.(a)	13,816	446,533
Halyard Health Inc.(a)(b)	12,568	357,434
HeartWare International Inc.(a)(b)	5,176	270,757
Hill-Rom Holdings Inc.	16,045	834,180
Hologic Inc.(a)	67,149	2,627,540
ICU Medical Inc.(a)	4,094	448,293
IDEXX Laboratories Inc.(a)(b)	25,916	1,924,263
Inogen Inc.(a)(b)	4,149	201,434
Insulet Corp.(a)	16,621	430,650
Integra LifeSciences Holdings Corp.(a)	7,864	468,301
Intuitive Surgical Inc.(a)	10,071	4,628,430
Invacare Corp.	8,726	126,265
InVivo Therapeutics Holdings Corp.(a)(b)	6,878	59,288
Invuity Inc.(a)	1,260	17,661
iRadimed Corp.(a)	772	18,806
K2M Group Holdings Inc.(a)	5,315	98,859
Lantheus Holdings Inc.(a)	3,359	14,433
LDR Holding Corp.(a)	8,002	276,309
LeMaitre Vascular Inc.	3,251	39,630
Masimo Corp.(a)	11,655	449,417
Medtronic PLC	390,817	26,161,290
Meridian Bioscience Inc.(b)	11,136	190,426
Merit Medical Systems Inc.(a)	11,358	271,570
Natus Medical Inc.(a)	9,739	384,204
Neogen Corp.(a)	10,700	481,393
Nevro Corp.(a)(b)	4,028	186,859
NuVasive Inc.(a)	13,462	649,138
NxStage Medical Inc.(a)(b)	16,179	255,143
OraSure Technologies Inc.(a)	14,584	64,753
Orthofix International NV(a)	5,081	171,484
Oxford Immunotec Global PLC(a)	8,182	110,457
Quidel Corp.(a)(b)	7,840	148,019
ResMed Inc.	38,469	1,960,380
Rockwell Medical Inc.(a)(b)	14,850	114,494
RTI Surgical Inc.(a)	15,561	88,387
SeaSpine Holdings Corp.(a)	2,236	36,223
Second Sight Medical Products Inc.(a)(b)	1,086	6,440
Sientra Inc.(a)	1,547	15,702
Sirona Dental Systems Inc.(a)	14,968	1,397,113
Spectranetics Corp. (The)(a)(b)	10,951	129,112
St. Jude Medical Inc.	76,801	4,845,375
STAAR Surgical Co.(a)(b)	9,924	77,010
STERIS Corp.	16,737	1,087,403
Stryker Corp.	93,024	8,753,558
SurModics Inc.(a)	4,219	92,143
Tandem Diabetes Care Inc.(a)(b)	8,575	75,546
Teleflex Inc.	11,193	1,390,283
Thoratec Corp.(a)	15,364	971,927
TransEnterix Inc.(a)	7,798	17,623
Unilife Corp.(a)(b)	38,564	37,789
Utah Medical Products Inc.	918	49,453
Varian Medical Systems Inc.(a)	27,321	2,015,743
Vascular Solutions Inc.(a)	4,432	143,641
Veracyte Inc.(a)(b)	1,773	8,315
West Pharmaceutical Services Inc.	19,845	1,074,011

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 ETF

September 30, 2015

Wright Medical Group Inc.(a)(b)	13,468	283,097
Wright Medical Group NV(a)	9,662	197,008
Zeltiq Aesthetics Inc.(a)(b)	8,540	273,536
Zimmer Biomet Holdings Inc.	46,847	4,400,339

		129,013,996

HEALTH CARE PROVIDERS & SERVICES - 2.71%
AAC Holdings Inc.(a)(b)	1,547	34,421
Acadia Healthcare Co. Inc.(a)(b)	14,059	931,690
Aceto Corp.	7,410	203,405
Addus HomeCare Corp.(a)	1,425	44,389
Adeptus Health Inc. Class A(a)(b)	1,549	125,097
Aetna Inc.	95,606	10,460,252
Air Methods Corp.(a)(b)	10,359	353,138
Alliance HealthCare Services Inc.(a)	1,309	12,776
Almost Family Inc.(a)	2,161	86,548
Amedisys Inc.(a)	8,099	307,519
AmerisourceBergen Corp.	60,140	5,712,699
AMN Healthcare Services Inc.(a)(b)	12,441	373,354
AmSurg Corp.(a)	13,157	1,022,430
Anthem Inc.	72,137	10,099,180
BioScrip Inc.(a)(b)	15,836	29,613
BioTelemetry Inc.(a)	7,169	87,749
Brookdale Senior Living Inc.(a)(b)	50,222	1,153,097
Capital Senior Living Corp.(a)	7,766	155,708
Cardinal Health Inc.	90,582	6,958,509
Centene Corp.(a)(b)	32,467	1,760,685
Chemed Corp.	4,616	616,098
Cigna Corp.	70,478	9,515,940
Civitas Solutions Inc.(a)(b)	3,157	72,358
Community Health Systems Inc.(a)	32,827	1,404,011
CorVel Corp.(a)	3,313	107,010
Cross Country Healthcare Inc.(a)	7,340	99,897
DaVita HealthCare Partners Inc.(a)	48,264	3,490,935
Diplomat Pharmacy Inc.(a)(b)	9,747	280,031
Ensign Group Inc. (The)	6,480	276,242
Envision Healthcare Holdings Inc.(a)	50,639	1,863,009
ExamWorks Group Inc.(a)(b)	11,611	339,506
Express Scripts Holding Co.(a)	185,552	15,022,290
Five Star Quality Care Inc.(a)	9,788	30,245
Genesis Healthcare Inc.(a)	15,529	95,193
Hanger Inc.(a)	9,235	125,965
HCA Holdings Inc.(a)	87,752	6,788,495
Health Net Inc./CA(a)	21,119	1,271,786
HealthEquity Inc.(a)	9,725	287,374
HealthSouth Corp.	25,105	963,279
Healthways Inc.(a)	9,050	100,636
Henry Schein Inc.(a)(b)	22,895	3,038,624
Humana Inc.	41,020	7,342,580
IPC Healthcare Inc.(a)	4,436	344,633
Kindred Healthcare Inc.	23,105	363,904
Laboratory Corp. of America Holdings(a)	27,310	2,962,316
Landauer Inc.	2,634	97,432
LHC Group Inc.(a)	4,178	187,049
LifePoint Health Inc.(a)(b)	11,911	844,490
Magellan Health Inc.(a)	7,348	407,300
McKesson Corp.	63,555	11,759,582
MEDNAX Inc.(a)	25,669	1,971,123
Molina Healthcare Inc.(a)(b)	10,737	739,242
National Healthcare Corp.	2,908	177,068
National Research Corp. Class A	2,094	25,002
Nobilis Health Corp.(a)(b)	10,487	54,742

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 ETF

September 30, 2015

Owens & Minor Inc.(b)	17,304	552,690
Patterson Companies Inc.	23,629	1,021,954
PharMerica Corp.(a)	8,108	230,835
Premier Inc.(a)(b)	10,671	366,762
Providence Service Corp. (The)(a)	3,380	147,300
Quest Diagnostics Inc.	39,752	2,443,555
RadNet Inc.(a)	8,891	49,345
Select Medical Holdings Corp.	28,327	305,648
Surgical Care Affiliates Inc.(a)	5,717	186,889
Team Health Holdings Inc.(a)	19,858	1,072,928
Teladoc Inc.(a)	2,600	57,946
Tenet Healthcare Corp.(a)	27,701	1,022,721
Triple-S Management Corp. Class B(a)	6,678	118,935
Trupanion Inc.(a)	2,254	17,018
U.S. Physical Therapy Inc.	3,237	145,309
UnitedHealth Group Inc.	261,040	30,283,250
Universal American Corp./NY(a)	10,196	69,741
Universal Health Services Inc. Class B	25,231	3,149,081
VCA Inc.(a)	22,352	1,176,833
WellCare Health Plans Inc.(a)	11,682	1,006,755

		156,403,141

HEALTH CARE TECHNOLOGY - 0.19%
Allscripts Healthcare Solutions Inc.(a)	52,034	645,222
athenahealth Inc.(a)(b)	10,430	1,390,840
Castlight Health Inc.(a)	11,688	49,090
Cerner Corp.(a)	82,391	4,940,164
Computer Programs & Systems Inc.	3,014	126,980
Connecture Inc.(a)(b)	1,805	8,231
Evolent Health Inc.(a)	3,625	57,843
HealthStream Inc.(a)	7,591	165,560
HMS Holdings Corp.(a)	23,384	205,078
Imprivata Inc.(a)	1,628	28,930
IMS Health Holdings Inc.(a)	36,374	1,058,483
Inovalon Holdings Inc.(a)(b)	6,915	144,039
MedAssets Inc.(a)	15,897	318,894
Medidata Solutions Inc.(a)	15,532	654,053
Merge Healthcare Inc.(a)	15,307	108,680
Omnicell Inc.(a)	9,262	288,048
Press Ganey Holdings Inc.(a)	2,663	78,798
Quality Systems Inc.	14,610	182,333
Veeva Systems Inc.(a)(b)	19,196	449,378
Vocera Communications Inc.(a)	5,752	65,630

		10,966,274

HOTELS, RESTAURANTS & LEISURE - 2.16%
Aramark	52,699	1,561,998
Belmond Ltd.(a)(b)	26,678	269,715
Biglari Holdings Inc.(a)(b)	470	171,898
BJ’s Restaurants Inc.(a)	6,672	287,096
Bloomin’ Brands Inc.	33,619	611,193
Bob Evans Farms Inc./DE	6,719	291,269
Bojangles’ Inc.(a)(b)	3,018	51,004
Boyd Gaming Corp.(a)	21,322	347,549
Bravo Brio Restaurant Group Inc.(a)	5,290	59,618
Brinker International Inc.	16,371	862,261
Buffalo Wild Wings Inc.(a)	5,403	1,045,102
Caesars Acquisition Co. Class A(a)	12,412	88,125
Caesars Entertainment Corp.(a)(b)	14,093	83,008
Carnival Corp.	116,731	5,801,531
Carrols Restaurant Group Inc.(a)	7,811	92,951

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 ETF

September 30, 2015

Cheesecake Factory Inc. (The)	12,977	700,239
Chipotle Mexican Grill Inc.(a)	8,573	6,174,703
Choice Hotels International Inc.	9,400	447,910
Churchill Downs Inc.	3,494	467,532
Chuy’s Holdings Inc.(a)	4,354	123,654
ClubCorp Holdings Inc.	11,743	252,005
Cracker Barrel Old Country Store Inc.	5,189	764,236
Darden Restaurants Inc.	34,711	2,379,092
Dave & Buster’s Entertainment Inc.(a)	6,050	228,872
Del Frisco’s Restaurant Group Inc.(a)	6,317	87,743
Denny’s Corp.(a)	26,101	287,894
Diamond Resorts International Inc.(a)(b)	11,643	272,330
DineEquity Inc.	5,019	460,042
Domino’s Pizza Inc.	15,227	1,643,146
Dunkin’ Brands Group Inc.	26,633	1,305,017
El Pollo Loco Holdings Inc.(a)	2,218	23,910
Eldorado Resorts Inc.(a)	9,459	85,320
Empire Resorts Inc.(a)(b)	4,098	17,253
Extended Stay America Inc.	15,995	268,396
Fiesta Restaurant Group Inc.(a)	7,940	360,238
Fogo De Chao Inc.(a)	1,383	21,570
Habit Restaurants Inc. (The)(a)(b)	3,630	77,718
Hilton Worldwide Holdings Inc.	141,948	3,256,287
Hyatt Hotels Corp. Class A(a)	9,321	439,019
International Game Technology PLC(b)	25,389	389,213
International Speedway Corp. Class A	7,435	235,838
Interval Leisure Group Inc.	10,442	191,715
Intrawest Resorts Holdings Inc.(a)	3,663	31,722
Isle of Capri Casinos Inc.(a)	6,028	105,128
J Alexander’s Holdings Inc.(a)	4,214	42,014
Jack in the Box Inc.	10,084	776,871
Jamba Inc.(a)(b)	3,805	54,221
Kona Grill Inc.(a)(b)	3,468	54,621
Krispy Kreme Doughnuts Inc.(a)	19,529	285,709
La Quinta Holdings Inc.(a)	25,333	399,755
Las Vegas Sands Corp.	100,087	3,800,303
Marcus Corp. (The)	5,365	103,759
Marriott International Inc./MD Class A	58,051	3,959,078
Marriott Vacations Worldwide Corp.	7,087	482,908
McDonald’s Corp.	262,877	25,901,271
MGM Resorts International(a)	121,550	2,242,597
Monarch Casino & Resort Inc.(a)	2,312	41,547
Morgans Hotel Group Co.(a)	5,904	19,601
Noodles & Co.(a)(b)	3,425	48,498
Norwegian Cruise Line Holdings Ltd.(a)	35,845	2,053,918
Panera Bread Co. Class A(a)(b)	7,060	1,365,475
Papa John’s International Inc.	7,720	528,666
Papa Murphy’s Holdings Inc.(a)(b)	1,598	23,459
Penn National Gaming Inc.(a)(b)	23,787	399,146
Pinnacle Entertainment Inc.(a)	14,372	486,348
Planet Fitness Inc. Class A(a)	4,255	72,917
Popeyes Louisiana Kitchen Inc.(a)	6,685	376,767
Potbelly Corp.(a)	7,903	87,012
Red Robin Gourmet Burgers Inc.(a)	4,001	303,036
Royal Caribbean Cruises Ltd.	46,994	4,186,695
Ruby Tuesday Inc.(a)	17,273	107,265
Ruth’s Hospitality Group Inc.	9,321	151,373
Scientific Games Corp. Class A(a)(b)	12,905	134,857
SeaWorld Entertainment Inc.(b)	18,396	327,633
Shake Shack Inc. Class A(a)(b)	1,559	73,897
Six Flags Entertainment Corp.	19,724	902,965
Sonic Corp.	13,461	308,930
Speedway Motorsports Inc.	3,124	56,388

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 ETF

September 30, 2015

Starbucks Corp.	411,525	23,391,081
Starwood Hotels & Resorts Worldwide Inc.	46,781	3,110,001
Texas Roadhouse Inc.	19,279	717,179
Vail Resorts Inc.	9,852	1,031,307
Wendy’s Co. (The)	61,452	531,560
Wingstop Inc.(a)	1,828	43,830
Wyndham Worldwide Corp.	32,900	2,365,510
Wynn Resorts Ltd.	22,153	1,176,767
Yum! Brands Inc.	118,351	9,462,162
Zoe’s Kitchen Inc.(a)(b)	5,112	201,873

		124,912,830

HOUSEHOLD DURABLES - 0.62%
Bassett Furniture Industries Inc.	2,702	75,251
Beazer Homes USA Inc.(a)	10,865	144,831
Cavco Industries Inc.(a)	2,661	181,188
Century Communities Inc.(a)(b)	4,401	87,360
CSS Industries Inc.	2,718	71,592
DR Horton Inc.	90,029	2,643,251
Ethan Allen Interiors Inc.	6,683	176,498
Flexsteel Industries Inc.	1,194	37,313
Garmin Ltd.	33,092	1,187,341
GoPro Inc.(a)(b)	24,308	758,896
Green Brick Partners Inc.(a)(b)	3,933	42,594
Harman International Industries Inc.	19,524	1,874,109
Helen of Troy Ltd.(a)	7,560	675,108
Hooker Furniture Corp.	2,770	65,206
Hovnanian Enterprises Inc. Class A(a)(b)	27,744	49,107
Installed Building Products Inc.(a)	5,355	135,374
iRobot Corp.(a)	7,394	215,461
Jarden Corp.(a)	57,698	2,820,278
KB Home	21,620	292,951
La-Z-Boy Inc.	14,084	374,071
Leggett & Platt Inc.	38,200	1,575,750
Lennar Corp. Class A	47,608	2,291,373
Lennar Corp. Class B	2,490	98,604
LGI Homes Inc.(a)	4,378	119,038
Libbey Inc.	5,445	177,562
Lifetime Brands Inc.	2,357	32,951
M/I Homes Inc.(a)(b)	5,797	136,693
MDC Holdings Inc.	10,333	270,518
Meritage Homes Corp.(a)	11,350	414,502
Mohawk Industries Inc.(a)	16,865	3,065,888
NACCO Industries Inc. Class A	1,409	66,998
New Home Co. Inc. (The)(a)(b)	2,272	29,422
Newell Rubbermaid Inc.	73,563	2,921,187
NVR Inc.(a)	1,136	1,732,650
PulteGroup Inc.	99,820	1,883,603
Ryland Group Inc. (The)	12,822	523,522
Skullcandy Inc.(a)	4,344	24,022
Standard Pacific Corp.(a)	40,175	321,400
Taylor Morrison Home Corp. Class A(a)	8,537	159,300
Tempur Sealy International Inc.(a)	17,226	1,230,453
Toll Brothers Inc.(a)	48,451	1,658,962
TopBuild Corp.(a)	10,600	328,282
TRI Pointe Group Inc.(a)	44,126	577,609
Tupperware Brands Corp.	13,454	665,839
Universal Electronics Inc.(a)	4,006	168,372
WCI Communities Inc.(a)(b)	3,908	88,438

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 ETF

September 30, 2015

Whirlpool Corp.	21,710	3,197,015
William Lyon Homes Class A(a)(b)	6,581	135,569
ZAGG Inc.(a)	8,084	54,890

		35,858,192

HOUSEHOLD PRODUCTS - 1.55%
Central Garden & Pet Co. Class A(a)	10,398	167,512
Church & Dwight Co. Inc.	35,826	3,005,802
Clorox Co. (The)	36,221	4,184,612
Colgate-Palmolive Co.	247,609	15,713,267
Energizer Holdings Inc.	16,896	654,044
HRG Group Inc.(a)(b)	22,385	262,576
Kimberly-Clark Corp.	99,681	10,869,216
Oil-Dri Corp. of America	1,273	29,152
Orchids Paper Products Co.	1,654	43,169
Procter & Gamble Co. (The)	743,918	53,517,461
Spectrum Brands Holdings Inc.	7,170	656,127
WD-40 Co.	4,313	384,159

		89,487,097

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 0.13%
Abengoa Yield PLC	13,231	218,973
AES Corp./VA	187,314	1,833,804
Atlantic Power Corp.	31,078	57,805
Calpine Corp.(a)	101,938	1,488,295
Dynegy Inc.(a)	35,570	735,232
NRG Energy Inc.	91,552	1,359,547
NRG Yield Inc. Class A(b)	9,152	102,045
NRG Yield Inc. Class C	17,164	199,274
Ormat Technologies Inc.	10,877	370,144
Pattern Energy Group Inc.	16,241	310,041
Talen Energy Corp.(a)(b)	22,748	229,755
TerraForm Global Inc. Class A(a)	11,785	78,450
TerraForm Power Inc.	16,612	236,223
Vivint Solar Inc.(a)(b)	5,561	58,279

		7,277,867

INDUSTRIAL CONGLOMERATES - 1.98%
3M Co.	173,971	24,663,869
Carlisle Companies Inc.	17,841	1,558,946
Danaher Corp.	163,499	13,931,750
General Electric Co.	2,762,755	69,676,681
Raven Industries Inc.	9,909	167,957
Roper Technologies Inc.	27,728	4,344,978

		114,344,181

INSURANCE - 3.09%
ACE Ltd.	89,408	9,244,787
Aflac Inc.	118,783	6,904,856
Alleghany Corp.(a)	4,378	2,049,386
Allied World Assurance Co. Holdings AG	26,131	997,420
Allstate Corp. (The)	111,734	6,507,388
Ambac Financial Group Inc.(a)	10,474	151,559
American Equity Investment Life Holding Co.	22,184	517,109
American Financial Group Inc./OH	18,624	1,283,380
American International Group Inc.	366,220	20,808,620
American National Insurance Co.	1,966	191,960
AMERISAFE Inc.	4,935	245,418
AmTrust Financial Services Inc.	10,397	654,803
Aon PLC	77,210	6,841,578
Arch Capital Group Ltd.(a)	33,862	2,487,841

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 ETF

September 30, 2015

Argo Group International Holdings Ltd.	7,282	412,088
Arthur J Gallagher & Co.	45,670	1,885,258
Aspen Insurance Holdings Ltd.	16,538	768,521
Assurant Inc.	18,591	1,468,875
Assured Guaranty Ltd.	42,499	1,062,475
Atlas Financial Holdings Inc.(a)	3,124	57,794
Axis Capital Holdings Ltd.	27,554	1,480,201
Baldwin & Lyons Inc. Class B	2,403	52,145
Brown & Brown Inc.	31,716	982,244
Chubb Corp. (The)	62,903	7,715,053
Cincinnati Financial Corp.	45,667	2,456,885
Citizens Inc./TX(a)(b)	10,454	77,569
CNA Financial Corp.	7,214	251,985
CNO Financial Group Inc.	55,876	1,051,028
Crawford & Co. Class B	6,898	38,698
Donegal Group Inc. Class A	2,053	28,865
eHealth Inc.(a)	5,691	72,902
EMC Insurance Group Inc.	1,785	41,430
Employers Holdings Inc.	7,770	173,193
Endurance Specialty Holdings Ltd.	17,712	1,080,963
Enstar Group Ltd.(a)	2,596	389,400
Erie Indemnity Co. Class A	6,703	555,947
Everest Re Group Ltd.	12,141	2,104,521
FBL Financial Group Inc. Class A	2,676	164,628
Federated National Holding Co.	3,073	73,813
Fidelity & Guaranty Life	3,645	89,448
First American Financial Corp.	30,546	1,193,432
FNF Group	76,487	2,712,994
Genworth Financial Inc. Class A(a)	133,863	618,447
Global Indemnity PLC(a)	2,813	73,616
Greenlight Capital Re Ltd. Class A(a)	7,696	171,467
Hallmark Financial Services Inc.(a)	3,924	45,087
Hanover Insurance Group Inc. (The)	12,199	947,862
Hartford Financial Services Group Inc. (The)	114,959	5,262,823
HCC Insurance Holdings Inc.	26,200	2,029,714
HCI Group Inc.	1,731	67,111
Heritage Insurance Holdings Inc.(a)	6,452	127,298
Horace Mann Educators Corp.	10,874	361,234
Independence Holding Co.	2,128	27,579
Infinity Property & Casualty Corp.	3,172	255,473
James River Group Holdings Ltd.	2,999	80,643
Kansas City Life Insurance Co.	1,117	52,488
Kemper Corp.	11,587	409,832
Lincoln National Corp.	69,266	3,287,364
Loews Corp.	85,228	3,080,140
Maiden Holdings Ltd.	13,888	192,765
Markel Corp.(a)	3,856	3,091,972
Marsh & McLennan Companies Inc.	146,980	7,675,296
MBIA Inc.(a)(b)	39,820	242,106
Mercury General Corp.	5,805	293,211
MetLife Inc.	257,080	12,121,322
National General Holdings Corp.	9,658	186,303
National Interstate Corp.	1,738	46,370
National Western Life Insurance Co. Class A	657	146,314
Navigators Group Inc. (The)(a)	2,764	215,537
Old Republic International Corp.	70,535	1,103,167
OneBeacon Insurance Group Ltd. Class A	6,165	86,557
PartnerRe Ltd.	13,013	1,807,245
Patriot National Inc.(a)(b)	2,273	35,982
Primerica Inc.	14,121	636,433
Principal Financial Group Inc.	80,920	3,830,753
ProAssurance Corp.	15,081	740,025
Progressive Corp. (The)	160,627	4,921,611

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 ETF

September 30, 2015

Prudential Financial Inc.	123,962	9,447,144
Reinsurance Group of America Inc.	18,050	1,635,149
RenaissanceRe Holdings Ltd.	12,552	1,334,529
RLI Corp.	11,595	620,680
Safety Insurance Group Inc.	4,545	246,112
Selective Insurance Group Inc.	14,929	463,695
StanCorp Financial Group Inc.	11,430	1,305,306
State Auto Financial Corp.	4,130	94,205
State National Companies Inc.	7,059	66,002
Stewart Information Services Corp.	7,118	291,197
Symetra Financial Corp.	21,054	666,149
Third Point Reinsurance Ltd.(a)	22,652	304,669
Torchmark Corp.	34,523	1,947,097
Travelers Companies Inc. (The)	87,251	8,684,092
United Fire Group Inc.	5,385	188,744
United Insurance Holdings Corp.	4,505	59,241
Universal Insurance Holdings Inc.	7,806	230,589
Unum Group	68,304	2,191,192
Validus Holdings Ltd.	22,867	1,030,616
White Mountains Insurance Group Ltd.	1,609	1,202,406
WR Berkley Corp.	27,270	1,482,670
XL Group PLC	84,435	3,066,679

		178,157,770

INTERNET & CATALOG RETAIL - 1.67%
1-800-Flowers.com Inc. Class A(a)(b)	6,945	63,200
Amazon.com Inc.(a)	104,521	53,503,255
Blue Nile Inc.(a)	3,304	110,816
Etsy Inc.(a)(b)	4,992	68,340
EVINE Live Inc.(a)	10,506	27,526
Expedia Inc.	27,002	3,177,595
FTD Companies Inc.(a)	4,912	146,378
Groupon Inc.(a)	130,338	424,902
HSN Inc.	9,153	523,918
Lands’ End Inc.(a)(b)	4,070	109,931
Liberty Interactive Corp. QVC Group Series A(a)	129,380	3,393,637
Liberty TripAdvisor Holdings Inc. Class A(a)	19,870	440,518
Liberty Ventures Series A(a)	38,798	1,565,499
Netflix Inc.(a)	116,364	12,015,747
NutriSystem Inc.	7,804	206,962
Overstock.com Inc.(a)	3,074	52,750
PetMed Express Inc.	5,355	86,215
Priceline Group Inc. (The)(a)(b)	14,193	17,554,754
Shutterfly Inc.(a)(b)	10,264	366,938
Travelport Worldwide Ltd.	28,413	375,620
TripAdvisor Inc.(a)(b)	31,343	1,975,236
Wayfair Inc. Class A(a)(b)	5,306	186,028
zulily Inc. Class A(a)	17,605	306,327

		96,682,092

INTERNET SOFTWARE & SERVICES - 3.51%
Actua Corp.(a)	10,258	120,634
Akamai Technologies Inc.(a)(b)	49,027	3,385,805
Alarm.com Holdings Inc.(a)	2,206	25,715
Alphabet Inc. Class A(a)	79,044	50,459,318
Alphabet Inc. Class C(a)	80,658	49,073,940
Amber Road Inc.(a)(b)	2,413	10,183
Angie’s List Inc.(a)(b)	11,404	57,476
Apigee Corp.(a)(b)	1,397	14,738
Appfolio Inc.(a)	1,543	25,995
Bankrate Inc.(a)	18,070	187,025

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 ETF

September 30, 2015

Bazaarvoice Inc.(a)	13,032	58,774
Benefitfocus Inc.(a)(b)	2,958	92,438
Blucora Inc.(a)	10,944	150,699
Box Inc. Class A(a)	3,416	42,973
Brightcove Inc.(a)	7,672	37,746
Carbonite Inc.(a)	3,082	34,303
Care.com Inc.(a)	1,792	9,211
ChannelAdvisor Corp.(a)(b)	5,509	54,759
Cimpress NV(a)(b)	8,753	666,191
comScore Inc.(a)(b)	9,512	438,979
Constant Contact Inc.(a)	8,231	199,519
Cornerstone OnDemand Inc.(a)	14,377	474,441
CoStar Group Inc.(a)	8,790	1,521,197
Coupons.com Inc.(a)(b)	16,113	145,017
Cvent Inc.(a)	7,481	251,810
Dealertrack Technologies Inc.(a)	15,695	991,296
Demandware Inc.(a)(b)	9,113	470,960
DHI Group Inc.(a)	12,327	90,110
EarthLink Holdings Corp.	28,709	223,356
eBay Inc.(a)	332,359	8,122,854
Endurance International Group Holdings Inc.(a)(b)	15,715	209,952
Envestnet Inc.(a)(b)	9,196	275,604
Everyday Health Inc.(a)	7,267	66,420
Facebook Inc. Class A(a)	593,377	53,344,592
Five9 Inc.(a)(b)	3,306	12,232
GoDaddy Inc. Class A(a)(b)	6,241	157,336
Gogo Inc.(a)(b)	15,048	229,933
GrubHub Inc.(a)(b)	20,389	496,268
GTT Communications Inc.(a)(b)	6,739	156,749
HomeAway Inc.(a)(b)	25,333	672,338
Hortonworks Inc.(a)	1,959	42,883
IAC/InterActiveCorp	20,224	1,320,021
Internap Corp.(a)	14,371	88,094
IntraLinks Holdings Inc.(a)	9,975	82,693
j2 Global Inc.	13,552	960,159
Limelight Networks Inc.(a)	17,169	32,793
LinkedIn Corp. Class A(a)(b)	29,962	5,696,675
Liquidity Services Inc.(a)	6,338	46,838
LivePerson Inc.(a)	14,979	113,241
LogMeIn Inc.(a)(b)	6,612	450,674
Marchex Inc. Class B	6,844	27,581
Marin Software Inc.(a)	7,800	24,414
Marketo Inc.(a)(b)	9,291	264,050
MaxPoint Interactive Inc.(a)(b)	1,876	7,654
Millennial Media Inc.(a)	23,362	40,884
Monster Worldwide Inc.(a)(b)	22,984	147,557
New Relic Inc.(a)(b)	1,559	59,414
NIC Inc.	17,527	310,403
OPOWER Inc.(a)(b)	8,154	72,652
Pandora Media Inc.(a)(b)	59,652	1,272,974
Q2 Holdings Inc.(a)	5,328	131,708
QuinStreet Inc.(a)	8,929	49,556
Rackspace Hosting Inc.(a)	34,134	842,427
RealNetworks Inc.(a)	6,069	24,822
Reis Inc.	2,229	50,487
RetailMeNot Inc.(a)(b)	12,402	102,193
Rocket Fuel Inc.(a)(b)	4,901	22,888
SciQuest Inc.(a)	6,156	61,560
Shutterstock Inc.(a)(b)	5,264	159,183
SPS Commerce Inc.(a)	5,031	341,555
Stamps.com Inc.(a)	3,885	287,529
TechTarget Inc.(a)	4,467	38,059
Textura Corp.(a)(b)	4,951	127,934

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 ETF

September 30, 2015

Travelzoo Inc.(a)	1,960	16,209
TrueCar Inc.(a)(b)	12,857	66,985
Twitter Inc.(a)(b)	154,536	4,163,200
United Online Inc.(a)	4,602	46,020
VeriSign Inc.(a)(b)	28,321	1,998,330
Web.com Group Inc.(a)	11,058	233,103
WebMD Health Corp.(a)(b)	10,464	416,886
Wix.com Ltd.(a)	5,596	97,482
Xactly Corp.(a)	2,115	16,490
XO Group Inc.(a)	7,204	101,793
Xoom Corp.(a)	8,291	206,280
Yahoo! Inc.(a)	256,732	7,422,122
Yelp Inc.(a)	17,625	381,758
Zillow Group Inc. Class A(a)(b)	12,044	346,024
Zillow Group Inc. Class C(a)(b)	24,088	650,376

		202,523,499

IT SERVICES - 3.64%
6D Global Technologies Inc.(a)(b)	5,428	15,795
Accenture PLC Class A	171,958	16,896,593
Acxiom Corp.(a)(b)	23,224	458,906
Alliance Data Systems Corp.(a)	16,966	4,393,855
Amdocs Ltd.	42,317	2,406,991
Automatic Data Processing Inc.	128,556	10,330,760
Black Knight Financial Services Inc. Class A(a)	5,432	176,812
Blackhawk Network Holdings Inc.(a)(b)	14,357	608,593
Booz Allen Hamilton Holding Corp.	27,579	722,846
Broadridge Financial Solutions Inc.	32,776	1,814,152
CACI International Inc. Class A(a)	7,175	530,735
Cardtronics Inc.(a)	12,002	392,465
Cass Information Systems Inc.	2,863	140,659
CIBER Inc.(a)	19,890	63,250
Cognizant Technology Solutions Corp. Class A(a)	167,226	10,470,020
Computer Sciences Corp.	37,995	2,332,133
Convergys Corp.	28,438	657,202
CoreLogic Inc./U.S.(a)	24,319	905,396
CSG Systems International Inc.	9,192	283,114
Datalink Corp.(a)	4,142	24,728
DST Systems Inc.	9,993	1,050,664
EPAM Systems Inc.(a)(b)	13,293	990,594
Euronet Worldwide Inc.(a)(b)	13,895	1,029,481
Everi Holdings Inc.(a)	17,158	88,021
EVERTEC Inc.	17,752	320,779
ExlService Holdings Inc.(a)	8,868	327,495
Fidelity National Information Services Inc.	77,605	5,205,743
Fiserv Inc.(a)(b)	64,825	5,614,493
FleetCor Technologies Inc.(a)	25,092	3,453,161
Forrester Research Inc.	3,858	121,295
Gartner Inc.(a)	23,160	1,943,819
Genpact Ltd.(a)	45,301	1,069,557
Global Payments Inc.	18,503	2,122,849
Hackett Group Inc. (The)	6,778	93,197
Heartland Payment Systems Inc.	9,813	618,317
International Business Machines Corp.	249,006	36,098,400
Jack Henry & Associates Inc.	22,084	1,537,267
Leidos Holdings Inc.	19,193	792,863
Lionbridge Technologies Inc.(a)	15,230	75,236
Luxoft Holding Inc.(a)(b)	4,899	310,058
ManTech International Corp./VA Class A	6,274	161,242
MasterCard Inc. Class A	274,155	24,706,849
MAXIMUS Inc.	18,374	1,094,355
ModusLink Global Solutions Inc.(a)(b)	10,500	30,030

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 ETF

September 30, 2015

MoneyGram International Inc.(a)	5,908	47,382
NeuStar Inc. Class A(a)(b)	15,753	428,639
Paychex Inc.	89,471	4,261,504
PayPal Holdings Inc.(a)	332,493	10,320,583
Perficient Inc.(a)	8,758	135,136
PFSweb Inc.(a)	5,039	71,655
Sabre Corp.	30,824	837,796
Science Applications International Corp.	12,472	501,499
ServiceSource International Inc.(a)(b)	16,497	65,988
Sykes Enterprises Inc.(a)	10,476	267,138
Syntel Inc.(a)(b)	8,304	376,254
TeleTech Holdings Inc.	5,021	134,513
Teradata Corp.(a)(b)	39,822	1,153,245
Total System Services Inc.	45,945	2,087,281
Unisys Corp.(a)(b)	14,744	175,454
Vantiv Inc. Class A(a)	39,074	1,755,204
VeriFone Systems Inc.(a)	30,979	859,048
Virtusa Corp.(a)	8,555	438,957
Visa Inc. Class A	536,768	37,391,259
Western Union Co. (The)	141,351	2,595,204
WEX Inc.(a)	10,750	933,530
Xerox Corp.	301,778	2,936,300

		210,254,339

LEISURE PRODUCTS - 0.17%
Arctic Cat Inc.	3,379	74,946
Black Diamond Inc.(a)(b)	5,781	36,305
Brunswick Corp./DE	25,803	1,235,706
Callaway Golf Co.	18,695	156,103
Escalade Inc.	2,701	42,676
Hasbro Inc.	30,495	2,199,909
JAKKS Pacific Inc.(a)(b)	5,974	50,898
Johnson Outdoors Inc. Class A	1,634	34,477
Malibu Boats Inc. Class A(a)	5,216	72,920
Marine Products Corp.	2,771	19,231
Mattel Inc.	92,182	1,941,353
MCBC Holdings Inc.(a)	1,914	24,799
Nautilus Inc.(a)	8,365	125,475
Performance Sports Group Ltd.(a)	12,044	161,630
Polaris Industries Inc.	18,548	2,223,349
Smith & Wesson Holding Corp.(a)(b)	13,325	224,793
Sturm Ruger & Co. Inc.	5,179	303,956
Vista Outdoor Inc.(a)	17,428	774,326

		9,702,852

LIFE SCIENCES TOOLS & SERVICES - 0.67%
Accelerate Diagnostics Inc.(a)(b)	6,077	98,326
Affymetrix Inc.(a)(b)	24,335	207,821
Agilent Technologies Inc.	92,486	3,175,044
Albany Molecular Research Inc.(a)(b)	6,273	109,276
Bio-Rad Laboratories Inc. Class A(a)	5,659	760,060
Bio-Techne Corp.	10,051	929,315
Bruker Corp.(a)	29,600	486,328
Cambrex Corp.(a)	8,133	322,717
Charles River Laboratories International Inc.(a)	13,318	845,959
Fluidigm Corp.(a)	7,091	57,508
Furiex Pharmaceuticals Inc.	1,940	19,400
Harvard Bioscience Inc.(a)	13,079	49,439
Illumina Inc.(a)(b)	39,397	6,926,781
INC Research Holdings Inc.(a)	4,173	166,920
Luminex Corp.(a)	13,917	235,337

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 ETF

September 30, 2015

Mettler-Toledo International Inc.(a)	7,660	2,181,108
NanoString Technologies Inc.(a)(b)	2,739	43,824
NeoGenomics Inc.(a)	13,400	76,782
Pacific Biosciences of California Inc.(a)(b)	18,839	68,951
PAREXEL International Corp.(a)(b)	15,370	951,710
PerkinElmer Inc.	31,641	1,454,220
PRA Health Sciences Inc.(a)(b)	5,268	204,556
QIAGEN NV(a)	63,982	1,650,736
Quintiles Transnational Holdings Inc.(a)	21,580	1,501,321
Sequenom Inc.(a)(b)	30,714	53,750
Thermo Fisher Scientific Inc.	108,937	13,320,816
VWR Corp.(a)(b)	7,918	203,413
Waters Corp.(a)	22,636	2,675,802

		38,777,220

MACHINERY - 1.57%
Accuride Corp.(a)	12,925	35,802
Actuant Corp. Class A	17,441	320,740
AGCO Corp.(b)	20,761	968,085
Alamo Group Inc.	3,230	151,003
Albany International Corp. Class A	7,429	212,544
Allison Transmission Holdings Inc.	48,955	1,306,609
Altra Industrial Motion Corp.	7,304	168,868
American Railcar Industries Inc.(b)	2,666	96,403
Astec Industries Inc.	5,350	179,278
Barnes Group Inc.	14,863	535,811
Blount International Inc.(a)	13,409	74,688
Blue Bird Corp.(a)(b)	1,390	13,844
Briggs & Stratton Corp.	13,182	254,544
Caterpillar Inc.	165,179	10,796,099
Chart Industries Inc.(a)	8,107	155,735
CIRCOR International Inc.	4,839	194,141
CLARCOR Inc.	13,777	656,887
Colfax Corp.(a)(b)	27,401	819,564
Columbus McKinnon Corp./NY	5,306	96,357
Commercial Vehicle Group Inc.(a)	6,694	26,977
Crane Co.	13,278	618,888
Cummins Inc.	49,637	5,389,585
Deere & Co.	91,369	6,761,306
Donaldson Co. Inc.	37,382	1,049,687
Douglas Dynamics Inc.	6,030	119,756
Dover Corp.	43,905	2,510,488
EnPro Industries Inc.	6,664	261,029
ESCO Technologies Inc.	7,275	261,172
ExOne Co. (The)(a)(b)	3,409	22,874
Federal Signal Corp.	16,480	225,941
Flowserve Corp.	37,321	1,535,386
FreightCar America Inc.	3,162	54,260
Global Brass & Copper Holdings Inc.	5,818	119,327
Gorman-Rupp Co. (The)	5,213	124,956
Graco Inc.	16,419	1,100,566
Graham Corp.	2,837	50,073
Greenbrier Companies Inc. (The)(b)	7,440	238,898
Harsco Corp.	22,023	199,749
Hillenbrand Inc.	16,990	441,910
Hurco Companies Inc.	1,767	46,366
Hyster-Yale Materials Handling Inc.	2,746	158,801
IDEX Corp.	21,338	1,521,399
Illinois Tool Works Inc.	81,921	6,742,918
Ingersoll-Rand PLC	72,474	3,679,505
ITT Corp.	23,786	795,166
John Bean Technologies Corp.	7,868	300,951

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 ETF

September 30, 2015

Joy Global Inc.	27,260	406,992
Kadant Inc.	3,108	121,243
Kennametal Inc.	21,129	525,901
LB Foster Co. Class A	2,626	32,247
Lincoln Electric Holdings Inc.	20,799	1,090,492
Lindsay Corp.(b)	3,384	229,401
Lydall Inc.(a)	4,657	132,678
Manitowoc Co. Inc. (The)	35,826	537,390
Meritor Inc.(a)	26,298	279,548
Middleby Corp. (The)(a)	15,990	1,681,988
Milacron Holdings Corp.(a)	4,029	70,696
Miller Industries Inc./TN	2,939	57,428
Mueller Industries Inc.	15,319	453,136
Mueller Water Products Inc. Class A	42,592	326,255
Navistar International Corp.(a)(b)	15,130	192,454
NN Inc.	7,486	138,491
Nordson Corp.	16,550	1,041,657
Omega Flex Inc.	780	26,052
Oshkosh Corp.	21,061	765,146
PACCAR Inc.	96,817	5,050,943
Parker-Hannifin Corp.	38,066	3,703,822
Pentair PLC	48,895	2,495,601
Proto Labs Inc.(a)(b)	6,115	409,705
RBC Bearings Inc.(a)	6,016	359,336
Rexnord Corp.(a)	27,599	468,631
Snap-on Inc.	15,867	2,394,965
SPX Corp.	11,134	132,717
SPX FLOW Inc.(a)	11,134	383,344
Standex International Corp.	3,346	252,121
Stanley Black & Decker Inc.	42,088	4,081,694
Sun Hydraulics Corp.	5,725	157,266
Tennant Co.	5,091	286,012
Terex Corp.	30,025	538,648
Timken Co. (The)	22,150	608,903
Titan International Inc.	10,242	67,700
Toro Co. (The)	15,568	1,098,167
TriMas Corp.(a)(b)	12,138	198,456
Trinity Industries Inc.	42,107	954,566
Twin Disc Inc.	2,213	27,463
Valmont Industries Inc.	6,668	632,727
Wabash National Corp.(a)	18,540	196,339
WABCO Holdings Inc.(a)	14,942	1,566,370
Wabtec Corp./DE	26,202	2,307,086
Watts Water Technologies Inc. Class A	7,703	406,872
Woodward Inc.	17,561	714,733
Xerium Technologies Inc.(a)	2,964	38,473
Xylem Inc./NY	50,446	1,657,151

		90,693,942

MARINE - 0.03%
Eagle Bulk Shipping Inc.(a)	10,000	59,300
Golden Ocean Group Ltd.(b)	24,756	60,900
Kirby Corp.(a)	15,031	931,170
Matson Inc.	11,463	441,211
Navios Maritime Holdings Inc.	21,552	53,664
Safe Bulkers Inc.(b)	10,560	29,146
Scorpio Bulkers Inc.(a)	85,756	125,204
Ultrapetrol Bahamas Ltd.(a)	5,820	2,386

		1,702,981

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 ETF

September 30, 2015

MEDIA - 3.26%
AMC Entertainment Holdings Inc. Class A	5,705	143,709
AMC Networks Inc. Class A(a)	16,259	1,189,671
Cable One Inc.(a)	947	397,191
Cablevision Systems Corp. Class A	55,707	1,808,806
Carmike Cinemas Inc.(a)	7,718	155,055
CBS Corp. Class B NVS	134,732	5,375,807
Central European Media Enterprises Ltd. Class A(a)(b)	20,676	44,660
Charter Communications Inc. Class A(a)(b)	20,519	3,608,266
Cinemark Holdings Inc.	31,311	1,017,294
Clear Channel Outdoor Holdings Inc. Class A(a)	11,159	79,564
Comcast Corp. Class A	582,161	33,113,318
Comcast Corp. Class A Special NVS	104,254	5,967,499
Crown Media Holdings Inc. Class A(a)	9,255	49,514
Cumulus Media Inc. Class A(a)(b)	37,261	26,224
Daily Journal Corp.(a)(b)	220	40,964
Discovery Communications Inc. Class A(a)(b)	42,623	1,109,477
Discovery Communications Inc. Class C NVS(a)	74,851	1,818,131
DISH Network Corp. Class A(a)	59,986	3,499,583
DreamWorks Animation SKG Inc. Class A(a)	20,013	349,227
Entercom Communications Corp. Class A(a)	6,376	64,780
Entravision Communications Corp. Class A	22,158	147,129
Eros International PLC(a)(b)	8,211	223,257
EW Scripps Co. (The) Class A	16,892	298,482
Gannett Co. Inc.	30,980	456,335
Global Eagle Entertainment Inc.(a)(b)	11,590	133,053
Gray Television Inc.(a)	17,972	229,323
Harte-Hanks Inc.	12,174	42,974
Hemisphere Media Group Inc.(a)(b)	2,294	31,198
IMAX Corp.(a)(b)	16,373	553,244
Interpublic Group of Companies Inc. (The)	112,417	2,150,537
John Wiley & Sons Inc. Class A	12,168	608,765
Journal Media Group Inc.	4,312	32,340
Liberty Broadband Corp. Class A(a)	7,690	395,574
Liberty Broadband Corp. Class C(a)	18,929	968,597
Liberty Media Corp. Class A(a)	28,437	1,015,770
Liberty Media Corp. Class C(a)	55,001	1,895,334
Lions Gate Entertainment Corp.	25,795	949,256
Live Nation Entertainment Inc.(a)	40,410	971,456
Loral Space & Communications Inc.(a)	3,469	163,321
Madison Square Garden Co. (The) Class A(a)(b)	16,534	1,192,763
Martha Stewart Living Omnimedia Inc. Class A(a)	7,216	43,007
MDC Partners Inc. Class A(b)	13,045	240,419
Media General Inc.(a)(b)	26,164	366,034
Meredith Corp.	9,860	419,839
Morningstar Inc.	5,655	453,870
National CineMedia Inc.	15,214	204,172
New Media Investment Group Inc.	12,348	190,900
New York Times Co. (The) Class A	38,304	452,370
News Corp. Class A	105,009	1,325,214
News Corp. Class B	32,620	418,188
Nexstar Broadcasting Group Inc. Class A	9,164	433,915
Omnicom Group Inc.	66,786	4,401,197
Reading International Inc. Class A(a)	4,665	59,106
Regal Entertainment Group Class A	22,297	416,731
Rentrak Corp.(a)(b)	3,616	195,517
Saga Communications Inc. Class A	1,255	42,181
Scholastic Corp.	7,039	274,239
Scripps Networks Interactive Inc. Class A	25,024	1,230,931
SFX Entertainment Inc.(a)(b)	13,088	6,674
Sinclair Broadcast Group Inc. Class A	18,491	468,192
Sirius XM Holdings Inc.(a)(b)	629,228	2,353,313

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 ETF

September 30, 2015

Sizmek Inc.(a)	7,211	43,194
Starz Series A(a)(b)	23,392	873,457
TEGNA Inc.	61,953	1,387,128
Thomson Reuters Corp.	90,245	3,633,264
Time Inc.	30,210	575,500
Time Warner Cable Inc.	77,477	13,897,049
Time Warner Inc.	226,680	15,584,250
Townsquare Media Inc. Class A(a)	2,402	23,468
Tribune Media Co.	21,950	781,420
Tribune Publishing Co.	9,681	75,899
Twenty-First Century Fox Inc. Class A	344,511	9,294,907
Twenty-First Century Fox Inc. Class B	132,177	3,578,031
Viacom Inc. Class A	2,726	120,680
Viacom Inc. Class B NVS	94,887	4,094,374
Walt Disney Co. (The)	465,270	47,550,594
World Wrestling Entertainment Inc. Class A(b)	7,225	122,103

		187,948,775

METALS & MINING - 0.37%
AK Steel Holding Corp.(a)(b)	47,985	115,644
Alcoa Inc.	357,166	3,450,224
Allegheny Technologies Inc.	29,210	414,198
Carpenter Technology Corp.	14,378	428,033
Century Aluminum Co.(a)	14,093	64,828
Cliffs Natural Resources Inc.(b)	41,487	101,228
Coeur Mining Inc.(a)(b)	39,592	111,649
Commercial Metals Co.	31,528	427,204
Compass Minerals International Inc.	9,000	705,330
Freeport-McMoRan Inc.	311,384	3,017,311
Gerber Scientific Inc. Escrow(a)	5,665	57
Globe Specialty Metals Inc.	16,579	201,103
Handy & Harman Ltd.(a)	1,635	39,207
Haynes International Inc.	3,264	123,510
Hecla Mining Co.	109,537	215,788
Horsehead Holding Corp.(a)(b)	15,908	48,360
Kaiser Aluminum Corp.	4,388	352,137
Materion Corp.	5,472	164,269
Newmont Mining Corp.	144,630	2,324,204
Nucor Corp.	87,389	3,281,457
Olympic Steel Inc.	2,365	23,532
Real Industry Inc.(a)	6,176	54,472
Reliance Steel & Aluminum Co.	20,337	1,098,401
Royal Gold Inc.	17,478	821,117
Ryerson Holding Corp.(a)(b)	2,985	15,671
Schnitzer Steel Industries Inc. Class A	6,896	93,372
Southern Copper Corp.(b)	31,248	834,947
Steel Dynamics Inc.	65,093	1,118,298
Stillwater Mining Co.(a)(b)	31,385	324,207
SunCoke Energy Inc.	19,173	149,166
Tahoe Resources Inc.	43,244	334,709
TimkenSteel Corp.	11,075	112,079
U.S. Steel Corp.(b)	39,153	407,974
Worthington Industries Inc.	14,163	375,036

		21,348,722

MULTI-UTILITIES - 1.10%
Alliant Energy Corp.	31,421	1,837,814
Ameren Corp.	67,285	2,844,137
Avista Corp.	18,201	605,183
Black Hills Corp.	12,023	497,031
CenterPoint Energy Inc.	118,518	2,138,065

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 ETF

September 30, 2015

CMS Energy Corp.	76,308	2,695,199
Consolidated Edison Inc.	80,335	5,370,395
Dominion Resources Inc./VA	162,345	11,425,841
DTE Energy Co.	48,956	3,934,594
MDU Resources Group Inc.	55,062	947,066
NiSource Inc.	86,144	1,597,971
NorthWestern Corp.	12,750	686,333
PG&E Corp.	131,373	6,936,494
Public Service Enterprise Group Inc.	138,709	5,847,971
SCANA Corp.	38,899	2,188,458
Sempra Energy	68,009	6,577,831
TECO Energy Inc.	63,435	1,665,803
Vectren Corp.	22,343	938,629
WEC Energy Group Inc.	86,915	4,538,701

		63,273,516

MULTILINE RETAIL - 0.65%
Big Lots Inc.	13,585	650,993
Burlington Stores Inc.(a)	20,509	1,046,779
Dillard’s Inc. Class A	6,156	537,973
Dollar General Corp.	83,143	6,022,879
Dollar Tree Inc.(a)	63,177	4,211,379
Fred’s Inc. Class A	9,995	118,441
JC Penney Co. Inc.(a)(b)	82,680	768,097
Kohl’s Corp.	55,521	2,571,178
Macy’s Inc.	94,093	4,828,853
Nordstrom Inc.	38,624	2,769,727
Ollie’s Bargain Outlet Holdings Inc.(a)	2,813	45,477
Sears Holdings Corp.(a)(b)	3,629	82,015
Target Corp.	174,744	13,745,363
Tuesday Morning Corp.(a)(b)	11,414	61,750

		37,460,904

OIL, GAS & CONSUMABLE FUELS - 5.25%
Abraxas Petroleum Corp.(a)	21,961	28,110
Adams Resources & Energy Inc.	653	26,773
Alon USA Energy Inc.	10,043	181,477
Anadarko Petroleum Corp.	139,398	8,418,245
Antero Resources Corp.(a)(b)	18,894	399,797
Apache Corp.	103,236	4,042,722
Approach Resources Inc.(a)(b)	9,319	17,427
Ardmore Shipping Corp.	4,909	59,301
Bill Barrett Corp.(a)(b)	13,077	43,154
Bonanza Creek Energy Inc.(a)(b)	14,816	60,301
Cabot Oil & Gas Corp.	113,123	2,472,869
California Resources Corp.	82,675	214,955
Callon Petroleum Co.(a)(b)	20,052	146,179
Carrizo Oil & Gas Inc.(a)	13,996	427,438
Cheniere Energy Inc.(a)	64,593	3,119,842
Chesapeake Energy Corp.(b)	160,003	1,172,822
Chevron Corp.	515,663	40,675,497
Cimarex Energy Co.	25,835	2,647,571
Clayton Williams Energy Inc.(a)(b)	1,683	65,317
Clean Energy Fuels Corp.(a)(b)	17,982	80,919
Cloud Peak Energy Inc.(a)(b)	16,520	43,448
Cobalt International Energy Inc.(a)	102,013	722,252
Columbia Pipeline Group Inc.	86,144	1,575,574
Concho Resources Inc.(a)	32,657	3,210,183
ConocoPhillips	337,983	16,209,665
CONSOL Energy Inc.	62,137	608,943
Contango Oil & Gas Co.(a)	5,355	40,698

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 ETF

September 30, 2015

Continental Resources Inc./OK(a)(b)	22,739	658,749
CVR Energy Inc.	4,446	182,508
Delek U.S. Holdings Inc.	16,043	444,391
Denbury Resources Inc.(b)	95,684	233,469
Devon Energy Corp.	113,786	4,220,323
DHT Holdings Inc.	29,832	221,353
Diamondback Energy Inc.(a)(b)	18,300	1,182,180
Dorian LPG Ltd.(a)(b)	6,664	68,706
Earthstone Energy Inc.(a)	353	5,366
Eclipse Resources Corp.(a)(b)	8,210	16,009
Energen Corp.	21,866	1,090,239
Energy Fuels Inc./Canada(a)(b)	14,326	41,689
Energy XXI Ltd.(b)	25,707	26,992
EOG Resources Inc.	150,371	10,947,009
EP Energy Corp. Class A(a)(b)	9,514	48,997
EQT Corp.	42,319	2,741,002
Erin Energy Corp.(a)(b)	3,798	14,888
Evolution Petroleum Corp.	4,203	23,327
EXCO Resources Inc.(b)	41,266	30,949
Exxon Mobil Corp.	1,146,407	85,235,360
Frontline Ltd./Bermuda(a)(b)	38,962	104,808
GasLog Ltd.(b)	11,742	112,958
Gastar Exploration Inc.(a)	15,404	17,715
Gener8 Maritime Inc.(a)	4,627	50,651
Golar LNG Ltd.(b)	24,479	682,474
Green Plains Inc.	10,353	201,469
Gulfport Energy Corp.(a)	29,566	877,519
Halcon Resources Corp.(a)(b)	137,018	72,620
Hallador Energy Co.	1,844	12,816
Hess Corp.	69,095	3,458,896
HollyFrontier Corp.	53,199	2,598,239
Isramco Inc.(a)	237	23,544
Jones Energy Inc. Class A(a)(b)	10,360	49,624
Kinder Morgan Inc./DE	490,842	13,586,507
Kosmos Energy Ltd.(a)(b)	42,362	236,380
Laredo Petroleum Inc.(a)(b)	31,515	297,186
Magnum Hunter Resources Corp.(a)(b)	53,682	18,252
Marathon Oil Corp.	187,706	2,890,672
Marathon Petroleum Corp.	148,579	6,883,665
Matador Resources Co.(a)(b)	20,868	432,802
Memorial Resource Development Corp.(a)(b)	22,233	390,856
Murphy Oil Corp.	48,484	1,173,313
Navios Maritime Acquisition Corp.	22,341	78,640
Newfield Exploration Co.(a)	44,371	1,459,806
Noble Energy Inc.	118,867	3,587,406
Nordic American Tankers Ltd.(b)	23,461	356,607
Northern Oil and Gas Inc.(a)(b)	17,204	76,042
Oasis Petroleum Inc.(a)(b)	37,993	329,779
Occidental Petroleum Corp.	210,233	13,906,913
ONEOK Inc.	56,901	1,832,212
Pacific Ethanol Inc.(a)(b)	5,494	35,656
Panhandle Oil and Gas Inc. Class A	3,796	61,343
Par Petroleum Corp.(a)	4,068	84,736
Parsley Energy Inc. Class A(a)(b)	25,311	381,437
PBF Energy Inc.	23,314	658,154
PDC Energy Inc.(a)	10,961	581,043
Peabody Energy Corp.(b)	73,014	100,759
Penn Virginia Corp.(a)(b)	18,341	9,721
PetroCorp Inc. Escrow(a)	1,248	0
Phillips 66	148,316	11,396,601
Pioneer Natural Resources Co.	40,823	4,965,710
QEP Resources Inc.	48,509	607,818
Range Resources Corp.	46,183	1,483,398

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 ETF

September 30, 2015

Renewable Energy Group Inc.(a)(b)	11,154	92,355
REX American Resources Corp.(a)(b)	1,726	87,370
Rex Energy Corp.(a)(b)	11,801	24,428
Ring Energy Inc.(a)	5,060	49,942
RSP Permian Inc.(a)(b)	17,813	360,713
Sanchez Energy Corp.(a)(b)	14,449	88,861
SandRidge Energy Inc.(a)(b)	133,314	35,995
Scorpio Tankers Inc.	50,770	465,561
SemGroup Corp. Class A	12,186	526,923
Ship Finance International Ltd.(b)	17,889	290,696
SM Energy Co.	17,979	576,047
Solazyme Inc.(a)(b)	20,409	53,063
Southwestern Energy Co.(a)(b)	104,182	1,322,070
Spectra Energy Corp.	183,148	4,811,298
Stone Energy Corp.(a)(b)	15,255	75,665
Synergy Resources Corp.(a)(b)	29,261	286,758
Targa Resources Corp.	15,263	786,350
Teekay Corp.	12,316	365,046
Teekay Tankers Ltd. Class A	28,279	195,125
Tesoro Corp.	34,448	3,349,723
TransAtlantic Petroleum Ltd.(a)	6,148	15,616
Triangle Petroleum Corp.(a)(b)	18,353	26,061
Ultra Petroleum Corp.(a)(b)	41,600	265,824
Uranium Energy Corp.(a)(b)	41,954	41,954
Valero Energy Corp.	139,258	8,369,406
W&T Offshore Inc.(b)	9,385	28,155
Western Refining Inc.	19,314	852,134
Westmoreland Coal Co.(a)(b)	4,644	65,434
Whiting Petroleum Corp.(a)	56,566	863,763
Williams Companies Inc. (The)	205,412	7,569,432
World Fuel Services Corp.	19,527	699,067
WPX Energy Inc.(a)	64,173	424,825

		303,377,392

PAPER & FOREST PRODUCTS - 0.13%
Boise Cascade Co.(a)	10,602	267,383
Clearwater Paper Corp.(a)	4,988	235,633
Deltic Timber Corp.	2,993	179,011
Domtar Corp.	17,920	640,640
International Paper Co.	115,233	4,354,655
KapStone Paper and Packaging Corp.	24,167	398,997
Louisiana-Pacific Corp.(a)	41,668	593,352
Neenah Paper Inc.	4,312	251,304
PH Glatfelter Co.	11,510	198,202
Schweitzer-Mauduit International Inc.	8,398	288,723
Wausau Paper Corp.	11,980	76,672

		7,484,572

PERSONAL PRODUCTS - 0.17%
Avon Products Inc.	116,806	379,620
Coty Inc. Class A	22,554	610,311
Edgewell Personal Care Co.	16,896	1,378,714
Elizabeth Arden Inc.(a)(b)	6,883	80,462
Estee Lauder Companies Inc. (The) Class A	57,429	4,633,372
Herbalife Ltd.(a)(b)	20,053	1,092,889
Inter Parfums Inc.	4,421	109,685
Medifast Inc.(a)	3,768	101,208
Natural Health Trends Corp.(b)	2,002	65,425
Nature’s Sunshine Products Inc.	3,180	38,096
Nu Skin Enterprises Inc. Class A	15,862	654,783
Nutraceutical International Corp.(a)	2,180	51,470

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 ETF

September 30, 2015

Revlon Inc. Class A(a)	3,125	92,031
Synutra International Inc.(a)(b)	4,682	22,240
USANA Health Sciences Inc.(a)	1,686	225,975

		9,536,281

PHARMACEUTICALS - 4.76%
Aerie Pharmaceuticals Inc.(a)	7,205	127,817
Agile Therapeutics Inc.(a)	2,851	19,216
Akorn Inc.(a)	21,309	607,413
Alimera Sciences Inc.(a)(b)	4,645	10,266
Allergan PLC(a)	107,625	29,253,551
Amphastar Pharmaceuticals Inc.(a)(b)	8,312	97,167
ANI Pharmaceuticals Inc.(a)(b)	1,873	74,002
Aratana Therapeutics Inc.(a)(b)	6,889	58,281
Assembly Biosciences Inc.(a)	4,240	40,534
BioDelivery Sciences International Inc.(a)(b)	9,561	53,159
Bristol-Myers Squibb Co.	457,157	27,063,694
Carbylan Therapeutics Inc.(a)(b)	3,356	11,981
Catalent Inc.(a)(b)	22,661	550,662
Cempra Inc.(a)	8,070	224,669
Collegium Pharmaceutical Inc.(a)	1,827	40,395
Corcept Therapeutics Inc.(a)(b)	13,440	50,534
Corium International Inc.(a)	2,376	22,216
Depomed Inc.(a)	14,889	280,658
Dermira Inc.(a)	4,999	116,677
DURECT Corp.(a)	28,309	55,203
Eli Lilly & Co.	268,358	22,458,881
Endo International PLC(a)	56,915	3,943,071
Endocyte Inc.(a)(b)	12,128	55,546
Flex Pharma Inc.(a)(b)	1,482	17,799
Foamix Pharmaceuticals Ltd.(a)(b)	5,995	43,943
Heska Corp.(a)	2,384	72,664
IGI Laboratories Inc.(a)(b)	16,438	107,505
Impax Laboratories Inc.(a)(b)	19,983	703,602
Intersect ENT Inc.(a)(b)	4,063	95,074
Intra-Cellular Therapies Inc.(a)	6,603	264,384
Jazz Pharmaceuticals PLC(a)	16,889	2,243,028
Johnson & Johnson	760,346	70,978,299
Lannett Co. Inc.(a)(b)	6,939	288,107
Mallinckrodt PLC(a)	31,970	2,044,162
Medicines Co. (The)(a)(b)	19,162	727,390
Merck & Co. Inc.	774,727	38,263,767
Mylan NV(a)	114,897	4,625,753
Nektar Therapeutics(a)(b)	36,484	399,865
Neos Therapeutics Inc.(a)	1,513	31,783
Ocular Therapeutix Inc.(a)	4,790	67,347
Omeros Corp.(a)(b)	10,927	119,760
Pacira Pharmaceuticals Inc./DE(a)(b)	9,671	397,478
Paratek Pharmaceuticals Inc.	3,077	58,463
Pernix Therapeutics Holdings Inc.(a)(b)	9,297	29,379
Perrigo Co. PLC	39,971	6,286,239
Pfizer Inc.	1,688,444	53,034,026
Phibro Animal Health Corp.	5,824	184,213
POZEN Inc.(a)	7,050	41,137
Prestige Brands Holdings Inc.(a)	15,039	679,161
Relypsa Inc.(a)	8,722	161,444
Revance Therapeutics Inc.(a)(b)	4,293	127,760
Sagent Pharmaceuticals Inc.(a)	6,903	105,823
SciClone Pharmaceuticals Inc.(a)	15,393	106,827
Sucampo Pharmaceuticals Inc. Class A(a)(b)	7,151	142,090
Supernus Pharmaceuticals Inc.(a)	11,013	154,512
Tetraphase Pharmaceuticals Inc.(a)(b)	9,429	70,340

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 ETF

September 30, 2015

TherapeuticsMD Inc.(a)(b)	34,291	200,945
Theravance Biopharma Inc.(a)(b)	6,076	66,775
Theravance Inc.(b)	26,617	191,110
VIVUS Inc.(a)(b)	27,093	44,433
XenoPort Inc.(a)(b)	20,293	70,417
Zoetis Inc.	136,872	5,636,389
Zogenix Inc.(a)(b)	7,713	104,126
ZS Pharma Inc.(a)	4,843	317,991
Zynerba Pharmaceuticals Inc.(a)	945	13,520

		274,534,423

PROFESSIONAL SERVICES - 0.46%
Acacia Research Corp.	13,426	121,908
Advisory Board Co. (The)(a)	11,422	520,158
Barrett Business Services Inc.	1,929	82,812
CBIZ Inc.(a)(b)	17,850	175,287
CDI Corp.	3,785	32,362
CEB Inc.	9,089	621,142
CRA International Inc.(a)	2,912	62,841
Dun & Bradstreet Corp. (The)	10,060	1,056,300
Equifax Inc.	32,579	3,166,027
Exponent Inc.	7,385	329,076
Franklin Covey Co.(a)	3,659	58,764
FTI Consulting Inc.(a)	12,177	505,467
GP Strategies Corp.(a)	2,947	67,251
Heidrick & Struggles International Inc.	4,925	95,791
Hill International Inc.(a)	6,532	21,425
Huron Consulting Group Inc.(a)	6,348	396,940
ICF International Inc.(a)	5,325	161,827
IHS Inc. Class A(a)	19,030	2,207,480
Insperity Inc.	4,829	212,138
Kelly Services Inc. Class A	7,116	100,620
Kforce Inc.	7,780	204,458
Korn/Ferry International	13,063	431,993
ManpowerGroup Inc.	21,645	1,772,509
Mistras Group Inc.(a)	4,211	54,111
Navigant Consulting Inc.(a)	14,032	223,249
Nielsen Holdings PLC	100,608	4,474,038
On Assignment Inc.(a)	14,661	540,991
Pendrell Corp.(a)	43,486	31,310
Resources Connection Inc.	11,451	172,567
Robert Half International Inc.	37,850	1,936,406
RPX Corp.(a)	14,249	195,496
Towers Watson & Co. Class A	18,931	2,222,121
TransUnion(a)	8,907	223,715
TriNet Group Inc.(a)	11,005	184,884
TrueBlue Inc.(a)	11,021	247,642
Verisk Analytics Inc. Class A(a)	46,140	3,410,207
Volt Information Sciences Inc.(a)	2,615	23,797
VSE Corp.	1,085	43,476
WageWorks Inc.(a)	9,475	427,133

		26,815,719

REAL ESTATE INVESTMENT TRUSTS (REITS) - 4.05%
Acadia Realty Trust	18,771	564,444
AG Mortgage Investment Trust Inc.(b)	7,390	112,476
Agree Realty Corp.	5,397	161,100
Alexander’s Inc.(b)	649	242,726
Alexandria Real Estate Equities Inc.	20,158	1,706,778
Altisource Residential Corp.	15,331	213,408
American Assets Trust Inc.	8,223	335,992

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 ETF

September 30, 2015

American Campus Communities Inc.	30,574	1,108,002
American Capital Agency Corp.	96,520	1,804,924
American Capital Mortgage Investment Corp.	15,950	235,103
American Homes 4 Rent Class A	46,178	742,542
American Residential Properties Inc.	8,587	148,297
American Tower Corp.	115,964	10,202,513
Annaly Capital Management Inc.	262,980	2,595,613
Anworth Mortgage Asset Corp.	23,747	117,310
Apartment Investment & Management Co. Class A	42,284	1,565,354
Apollo Commercial Real Estate Finance Inc.(b)	14,862	233,482
Apollo Residential Mortgage Inc.	8,226	104,141
Apple Hospitality REIT Inc.(b)	46,916	871,230
Ares Commercial Real Estate Corp.	7,919	94,949
Armada Hoffler Properties Inc.	5,136	50,179
ARMOUR Residential REIT Inc.	12,607	252,644
Ashford Hospitality Prime Inc.	8,784	123,240
Ashford Hospitality Trust Inc.	20,394	124,403
AvalonBay Communities Inc.	36,170	6,323,239
BioMed Realty Trust Inc.	56,875	1,136,362
Bluerock Residential Growth REIT Inc.	5,428	65,027
Boston Properties Inc.	42,228	4,999,795
Brandywine Realty Trust	49,001	603,692
Brixmor Property Group Inc.	47,072	1,105,251
Camden Property Trust	23,973	1,771,605
Campus Crest Communities Inc.	17,485	93,020
Capstead Mortgage Corp.(b)	25,286	250,079
Care Capital Properties Inc.	22,681	746,885
CareTrust REIT Inc.	13,361	151,647
CatchMark Timber Trust Inc. Class A	10,249	105,360
CBL & Associates Properties Inc.(b)	44,209	607,874
Cedar Realty Trust Inc.(b)	26,434	164,155
Chambers Street Properties(b)	67,459	437,809
Chatham Lodging Trust	10,447	224,402
Chesapeake Lodging Trust	17,002	443,072
Chimera Investment Corp.	55,912	747,543
Colony Capital Inc.	32,518	636,052
Columbia Property Trust Inc.	33,970	788,104
Communications Sales & Leasing Inc./CSL Capital LLC(a)	33,490	599,471
CorEnergy Infrastructure Trust Inc.	21,375	94,478
CoreSite Realty Corp.	7,225	371,654
Corporate Office Properties Trust	25,358	533,279
Corrections Corp. of America	32,299	954,112
Cousins Properties Inc.	60,306	556,021
Crown Castle International Corp.	91,541	7,219,839
CubeSmart	44,659	1,215,171
CyrusOne Inc.	18,117	591,701
CYS Investments Inc.	47,452	344,502
DCT Industrial Trust Inc.	23,826	801,983
DDR Corp.	83,828	1,289,275
DiamondRock Hospitality Co.	56,995	629,795
Digital Realty Trust Inc.(b)	37,047	2,419,910
Douglas Emmett Inc.	40,719	1,169,450
Duke Realty Corp.	94,466	1,799,577
DuPont Fabros Technology Inc.(b)	18,353	474,976
Dynex Capital Inc.	14,968	98,190
Easterly Government Properties Inc.	3,758	59,940
EastGroup Properties Inc.	8,182	443,301
Education Realty Trust Inc.	12,945	426,538
Empire State Realty Trust Inc. Class A(b)	30,177	513,914
EPR Properties	15,482	798,407
Equinix Inc.(b)	15,676	4,285,818
Equity Commonwealth(a)	35,477	966,393
Equity Lifestyle Properties Inc.	23,690	1,387,523

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 ETF

September 30, 2015

Equity One Inc.	19,050	463,677
Equity Residential	99,448	7,470,534
Essex Property Trust Inc.	17,862	3,990,728
Extra Space Storage Inc.	33,565	2,589,875
Federal Realty Investment Trust	18,686	2,549,705
FelCor Lodging Trust Inc.	40,269	284,702
First Industrial Realty Trust Inc.	29,136	610,399
First Potomac Realty Trust	15,941	175,351
Franklin Street Properties Corp.	25,122	270,061
Gaming and Leisure Properties Inc.(b)	24,807	736,768
General Growth Properties Inc.	158,489	4,115,959
GEO Group Inc. (The)	19,637	584,004
Getty Realty Corp.	7,072	111,738
Gladstone Commercial Corp.	6,988	98,601
Government Properties Income Trust(b)	17,884	286,144
Gramercy Property Trust Inc.(b)	15,813	328,436
Great Ajax Corp.	1,168	14,448
Hannon Armstrong Sustainable Infrastructure Capital Inc.	8,808	151,674
Hatteras Financial Corp.	26,588	402,808
HCP Inc.	126,540	4,713,615
Healthcare Realty Trust Inc.	26,447	657,208
Healthcare Trust of America Inc. Class A(b)	34,449	844,345
Hersha Hospitality Trust(b)	13,710	310,669
Highwoods Properties Inc.	25,418	984,947
Home Properties Inc.	16,383	1,224,629
Hospitality Properties Trust	40,539	1,036,988
Host Hotels & Resorts Inc.(b)	208,225	3,292,037
Hudson Pacific Properties Inc.	19,986	575,397
Independence Realty Trust Inc.(b)	10,914	78,690
InfraREIT Inc.(a)	6,277	148,639
Inland Real Estate Corp.	27,134	219,785
Invesco Mortgage Capital Inc.	33,446	409,379
Investors Real Estate Trust(b)	34,374	266,055
Iron Mountain Inc.	57,427	1,781,386
iStar Inc.(a)	22,980	289,088
Kilroy Realty Corp.	24,488	1,595,638
Kimco Realty Corp.	114,136	2,788,342
Kite Realty Group Trust	22,613	538,416
Ladder Capital Corp.	10,508	150,475
Lamar Advertising Co. Class A	22,989	1,199,566
LaSalle Hotel Properties	30,372	862,261
Lexington Realty Trust	55,752	451,591
Liberty Property Trust	42,301	1,332,905
LTC Properties Inc.	9,309	397,215
Macerich Co. (The)	43,764	3,361,950
Mack-Cali Realty Corp.	24,004	453,196
Medical Properties Trust Inc.	64,364	711,866
MFA Financial Inc.	106,803	727,328
Mid-America Apartment Communities Inc.	21,094	1,726,966
Monmouth Real Estate Investment Corp.	18,561	180,970
Monogram Residential Trust Inc.	44,855	417,600
National Health Investors Inc.	10,193	585,996
National Retail Properties Inc.	37,781	1,370,317
National Storage Affiliates Trust	5,726	77,587
New Residential Investment Corp.	62,990	825,169
New Senior Investment Group Inc.	23,991	250,946
New York Mortgage Trust Inc.(b)	27,694	152,040
New York REIT Inc.(b)	47,396	476,804
NexPoint Residential Trust Inc.	4,873	65,103
NorthStar Realty Finance Corp.	100,300	1,238,705
Omega Healthcare Investors Inc.	49,826	1,751,384
One Liberty Properties Inc.	3,128	66,720
Orchid Island Capital Inc.(b)	5,500	50,875

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 ETF

September 30, 2015

Outfront Media Inc.	38,442	799,594
Paramount Group Inc.	48,497	814,750
Parkway Properties Inc./Md	22,890	356,168
Pebblebrook Hotel Trust	19,762	700,563
Pennsylvania REIT(b)	19,160	379,943
PennyMac Mortgage Investment Trust(c)	14,647	226,589
Physicians Realty Trust	19,067	287,721
Piedmont Office Realty Trust Inc. Class A(b)	41,908	749,734
Plum Creek Timber Co. Inc.	48,053	1,898,574
Post Properties Inc.	14,816	863,625
Potlatch Corp.	11,021	317,295
Preferred Apartment Communities Inc.(b)	6,879	74,844
Prologis Inc.	143,324	5,575,304
PS Business Parks Inc.	5,005	397,297
Public Storage	39,861	8,435,783
QTS Realty Trust Inc. Class A	8,036	351,093
RAIT Financial Trust	25,332	125,647
Ramco-Gershenson Properties Trust(b)	21,354	320,524
Rayonier Inc.	34,161	753,933
Realty Income Corp.(b)	63,654	3,016,563
Redwood Trust Inc.	21,487	297,380
Regency Centers Corp.(b)	25,606	1,591,413
Resource Capital Corp.(b)	8,539	95,381
Retail Opportunity Investments Corp.(b)	28,724	475,095
Retail Properties of America Inc. Class A	64,095	903,099
Rexford Industrial Realty Inc.(b)	13,960	192,508
RLJ Lodging Trust(b)	36,028	910,428
Rouse Properties Inc.(b)	9,939	154,850
Ryman Hospitality Properties Inc.(b)	11,969	589,234
Sabra Health Care REIT Inc.	18,462	427,949
Saul Centers Inc.	3,339	172,793
Select Income REIT	16,838	320,090
Senior Housing Properties Trust	64,191	1,039,894
Silver Bay Realty Trust Corp.	10,671	170,843
Simon Property Group Inc.	85,378	15,685,646
SL Green Realty Corp.	27,203	2,942,276
Sovran Self Storage Inc.	10,145	956,673
Spirit Realty Capital Inc.	121,022	1,106,141
STAG Industrial Inc.(b)	17,814	324,393
Starwood Property Trust Inc.(b)	65,267	1,339,279
Starwood Waypoint Residential Trust(b)	10,524	250,787
STORE Capital Corp.(b)	11,839	244,594
Strategic Hotels & Resorts Inc.(a)	77,895	1,074,172
Summit Hotel Properties Inc.	24,957	291,248
Sun Communities Inc.(b)	13,023	882,438
Sunstone Hotel Investors Inc.(b)	56,379	745,894
Tanger Factory Outlet Centers Inc.	27,385	902,883
Taubman Centers Inc.	17,122	1,182,788
Terreno Realty Corp.	12,273	241,042
Two Harbors Investment Corp.	104,174	918,815
UDR Inc.	70,390	2,427,047
UMH Properties Inc.	3,453	32,113
United Development Funding IV(b)	7,990	140,624
Universal Health Realty Income Trust	2,895	135,891
Urban Edge Properties	24,136	521,096
Urstadt Biddle Properties Inc. Class A	5,967	111,822
Ventas Inc.	90,523	5,074,719
VEREIT Inc.	246,496	1,902,949
Vornado Realty Trust	52,085	4,709,526
Washington REIT(b)	18,079	450,709
Weingarten Realty Investors	35,240	1,166,796
Welltower Inc.	95,996	6,500,849
Western Asset Mortgage Capital Corp.(b)	12,625	159,201

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 ETF

September 30, 2015

Weyerhaeuser Co.	141,741	3,875,199
Whitestone REIT	10,175	117,318
WP Carey Inc.	28,688	1,658,453
WP GLIMCHER Inc.	50,213	585,484
Xenia Hotels & Resorts Inc.	30,280	528,689

		234,007,496

REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.18%
Alexander & Baldwin Inc.	13,175	452,298
Altisource Asset Management Corp.(a)	372	8,909
Altisource Portfolio Solutions SA(a)(b)	3,967	94,573
AV Homes Inc.(a)(b)	2,641	35,706
CBRE Group Inc. Class A(a)	77,657	2,485,024
Consolidated-Tomoka Land Co.	1,098	54,681
Forest City Enterprises Inc. Class A(a)	59,492	1,197,574
Forestar Group Inc.(a)(b)	9,339	122,808
FRP Holdings Inc.(a)	1,720	51,841
Howard Hughes Corp. (The)(a)	10,748	1,233,226
Jones Lang LaSalle Inc.	12,368	1,778,147
Kennedy-Wilson Holdings Inc.	25,518	565,734
Marcus & Millichap Inc.(a)(b)	3,695	169,933
RE/MAX Holdings Inc. Class A	3,146	113,193
Realogy Holdings Corp.(a)	39,629	1,491,239
St. Joe Co. (The)(a)(b)	13,128	251,139
Tejon Ranch Co.(a)(b)	3,656	79,737

		10,185,762

ROAD & RAIL - 0.87%
AMERCO	1,986	781,431
ArcBest Corp.	6,825	175,880
Avis Budget Group Inc.(a)	28,631	1,250,602
Celadon Group Inc.	8,515	136,410
Con-way Inc.	15,210	721,714
Covenant Transportation Group Inc. Class A(a)	2,950	53,012
CSX Corp.	270,422	7,274,352
Genesee & Wyoming Inc. Class A(a)	15,219	899,139
Heartland Express Inc.	12,486	248,971
Hertz Global Holdings Inc.(a)(b)	111,120	1,859,038
JB Hunt Transport Services Inc.	25,472	1,818,701
Kansas City Southern	30,359	2,759,026
Knight Transportation Inc.	18,118	434,832
Landstar System Inc.	11,775	747,359
Marten Transport Ltd.	6,199	100,238
Norfolk Southern Corp.	83,450	6,375,580
Old Dominion Freight Line Inc.(a)	19,010	1,159,610
PAM Transportation Services Inc.(a)	879	29,051
Roadrunner Transportation Systems Inc.(a)	7,466	137,374
Ryder System Inc.	14,712	1,089,276
Saia Inc.(a)	6,517	201,701
Swift Transportation Co.(a)(b)	24,217	363,739
Union Pacific Corp.	240,545	21,266,583
Universal Truckload Services Inc.	1,384	21,549
USA Truck Inc.(a)	1,711	29,481
Werner Enterprises Inc.	11,998	301,150
YRC Worldwide Inc.(a)	7,752	102,792

		50,338,591

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 ETF

September 30, 2015

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.36%
Advanced Energy Industries Inc.(a)	10,832	284,882
Advanced Micro Devices Inc.(a)(b)	163,771	281,686
Alpha & Omega Semiconductor Ltd.(a)	4,753	37,026
Altera Corp.	82,425	4,127,844
Ambarella Inc.(a)(b)	8,506	491,562
Amkor Technology Inc.(a)	25,545	114,697
Analog Devices Inc.	86,214	4,863,332
Applied Materials Inc.	340,263	4,998,463
Applied Micro Circuits Corp.(a)(b)	23,048	122,385
Atmel Corp.	116,109	937,000
Avago Technologies Ltd.(b)	70,196	8,775,202
Axcelis Technologies Inc.(a)	28,254	75,438
Broadcom Corp. Class A	151,140	7,773,130
Brooks Automation Inc.	17,997	210,745
Cabot Microelectronics Corp.(a)	6,288	243,597
Cascade Microtech Inc.(a)	3,460	48,924
Cavium Inc.(a)(b)	14,823	909,687
CEVA Inc.(a)	6,221	115,524
Cirrus Logic Inc.(a)	17,510	551,740
Cohu Inc.	6,311	62,226
Cree Inc.(a)(b)	28,251	684,522
Cypress Semiconductor Corp.	91,083	776,027
Diodes Inc.(a)	9,499	202,994
DSP Group Inc.(a)	6,272	57,138
Entegris Inc.(a)	37,284	491,776
Exar Corp.(a)	10,181	60,577
Fairchild Semiconductor International Inc.(a)	30,958	434,650
First Solar Inc.(a)	21,456	917,244
FormFactor Inc.(a)	13,392	90,798
Freescale Semiconductor Ltd.(a)	30,269	1,107,240
Inphi Corp.(a)	10,374	249,391
Integrated Device Technology Inc.(a)	41,587	844,216
Integrated Silicon Solution Inc.	10,600	227,794
Intel Corp.	1,300,910	39,209,427
Intersil Corp. Class A	34,551	404,247
IXYS Corp.	6,816	76,067
KLA-Tencor Corp.	43,779	2,188,950
Kopin Corp.(a)	18,241	57,277
Lam Research Corp.	43,345	2,831,729
Lattice Semiconductor Corp.(a)	31,786	122,376
Linear Technology Corp.	66,078	2,666,247
M/A-COM Technology Solutions Holdings Inc.(a)(b)	6,252	181,245
Marvell Technology Group Ltd.	123,538	1,118,019
Mattson Technology Inc.(a)	20,729	48,299
Maxim Integrated Products Inc.	78,903	2,635,360
MaxLinear Inc. Class A(a)	17,685	220,001
Microchip Technology Inc.	57,334	2,470,522
Micron Technology Inc.(a)	295,749	4,430,320
Microsemi Corp.(a)	26,720	876,950
MKS Instruments Inc.	14,263	478,238
Monolithic Power Systems Inc.	11,278	577,434
Nanometrics Inc.(a)	6,330	76,846
NeoPhotonics Corp.(a)(b)	7,488	50,993
NVE Corp.	1,230	59,704
NVIDIA Corp.	147,283	3,630,526
OmniVision Technologies Inc.(a)	16,718	439,015
ON Semiconductor Corp.(a)	117,502	1,104,519
PDF Solutions Inc.(a)	9,649	96,490
Pericom Semiconductor Corp.	6,215	113,424
Photronics Inc.(a)	16,229	147,035
PMC-Sierra Inc.(a)	47,079	318,725
Power Integrations Inc.	8,988	379,024
Qorvo Inc.(a)	40,826	1,839,211
Rambus Inc.(a)	30,050	354,590
Rudolph Technologies Inc.(a)	8,887	110,643

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 ETF

September 30, 2015

Semtech Corp.(a)	17,860	269,686
Sigma Designs Inc.(a)	9,133	62,926
Silicon Laboratories Inc.(a)	11,548	479,704
Skyworks Solutions Inc.	52,290	4,403,341
SunEdison Inc.(a)(b)	74,596	535,599
SunPower Corp.(a)(b)	15,247	305,550
Synaptics Inc.(a)	9,834	810,912
Teradyne Inc.	57,574	1,036,908
Tessera Technologies Inc.	14,103	457,078
Texas Instruments Inc.	284,867	14,106,614
Ultra Clean Holdings Inc.(a)	6,742	38,699
Ultratech Inc.(a)	7,109	113,886
Veeco Instruments Inc.(a)	10,462	214,576
Xcerra Corp.(a)	13,163	82,664
Xilinx Inc.	70,818	3,002,683

		136,403,736

SOFTWARE - 4.10%
A10 Networks Inc.(a)	15,501	92,851
ACI Worldwide Inc.(a)(b)	32,509	686,590
Activision Blizzard Inc.	137,703	4,253,646
Adobe Systems Inc.(a)	137,122	11,274,171
American Software Inc./GA Class A	6,412	60,401
ANSYS Inc.(a)	24,575	2,166,041
Aspen Technology Inc.(a)(b)	23,435	888,421
Autodesk Inc.(a)	63,179	2,788,721
AVG Technologies NV(a)	11,979	260,543
Barracuda Networks Inc.(a)(b)	2,104	32,780
Blackbaud Inc.	13,409	752,513
Bottomline Technologies de Inc.(a)	12,277	307,048
BroadSoft Inc.(a)	7,396	221,584
CA Inc.	86,028	2,348,564
Cadence Design Systems Inc.(a)(b)	80,982	1,674,708
Callidus Software Inc.(a)	14,865	252,556
CDK Global Inc.	43,662	2,086,170
Citrix Systems Inc.(a)	43,691	3,026,913
Code Rebel Corp.(a)(b)	291	2,072
CommVault Systems Inc.(a)	12,535	425,689
Digimarc Corp.(a)	1,949	59,542
Digital Turbine Inc.(a)(b)	21,169	38,316
Ebix Inc.(b)	7,822	195,237
Electronic Arts Inc.(a)	86,565	5,864,779
Ellie Mae Inc.(a)	8,302	552,664
EnerNOC Inc.(a)(b)	6,813	53,823
Epiq Systems Inc.	8,749	113,037
ePlus Inc.(a)	1,989	157,270
FactSet Research Systems Inc.	11,345	1,813,044
Fair Isaac Corp.	8,498	718,081
FireEye Inc.(a)(b)	37,630	1,197,387
FleetMatics Group PLC(a)	10,068	494,238
Fortinet Inc.(a)	38,591	1,639,346
Gigamon Inc.(a)	8,600	172,086
Globant SA(a)(b)	4,143	126,734
Glu Mobile Inc.(a)(b)	30,042	131,284
Guidance Software Inc.(a)	4,060	24,441
Guidewire Software Inc.(a)(b)	19,718	1,036,772
HubSpot Inc.(a)(b)	5,014	232,499
Imperva Inc.(a)	6,853	448,734
Infoblox Inc.(a)	15,539	248,313
Interactive Intelligence Group Inc.(a)(b)	4,058	120,563
Intuit Inc.	75,486	6,699,383
Jive Software Inc.(a)(b)	10,769	50,291

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 ETF

September 30, 2015

King Digital Entertainment PLC(b)	21,513	291,286
Manhattan Associates Inc.(a)	20,584	1,282,383
Mentor Graphics Corp.	28,046	690,773
Microsoft Corp.	2,218,027	98,169,875
MicroStrategy Inc. Class A(a)	2,691	528,701
MobileIron Inc.(a)(b)	14,572	45,173
Model N Inc.(a)	7,624	76,316
Monotype Imaging Holdings Inc.	10,077	219,880
NetSuite Inc.(a)(b)	11,251	943,959
Nuance Communications Inc.(a)	70,794	1,158,898
Oracle Corp.	868,890	31,384,307
Park City Group Inc.(a)(b)	2,605	27,535
Paycom Software Inc.(a)	8,449	303,404
Paylocity Holding Corp.(a)(b)	4,269	128,027
Pegasystems Inc.	9,453	232,638
Progress Software Corp.(a)	14,960	386,417
Proofpoint Inc.(a)(b)	11,118	670,638
PROS Holdings Inc.(a)(b)	5,950	131,733
PTC Inc.(a)(b)	30,831	978,576
QAD Inc. Class A	1,776	45,466
Qlik Technologies Inc.(a)	25,674	935,817
Qualys Inc.(a)	6,325	180,010
Rapid7 Inc.(a)	2,194	49,906
RealPage Inc.(a)	16,698	277,521
Red Hat Inc.(a)	50,190	3,607,657
RingCentral Inc. Class A(a)	14,306	259,654
Rovi Corp.(a)	25,113	263,435
Rubicon Project Inc. (The)(a)	6,613	96,087
salesforce.com inc.(a)	179,528	12,464,629
Sapiens International Corp. NV	9,511	109,567
SeaChange International Inc.(a)	7,836	49,367
ServiceNow Inc.(a)	42,260	2,934,957
Silver Spring Networks Inc.(a)	9,308	119,887
SolarWinds Inc.(a)(b)	17,793	698,197
Solera Holdings Inc.	18,429	995,166
Splunk Inc.(a)(b)	34,241	1,895,239
SS&C Technologies Holdings Inc.	22,221	1,556,359
Symantec Corp.	186,360	3,628,429
Synchronoss Technologies Inc.(a)(b)	11,061	362,801
Synopsys Inc.(a)	43,200	1,994,976
Tableau Software Inc. Class A(a)	13,506	1,077,509
Take-Two Interactive Software Inc.(a)	22,822	655,676
Tangoe Inc.(a)	12,145	87,444
TeleCommunication Systems Inc. Class A(a)	12,914	44,424
Telenav Inc.(a)(b)	11,549	90,198
TiVo Inc.(a)	27,840	241,094
TubeMogul Inc.(a)(b)	5,525	58,123
Tyler Technologies Inc.(a)(b)	9,187	1,371,711
Ultimate Software Group Inc. (The)(a)	7,906	1,415,253
Varonis Systems Inc.(a)(b)	2,232	34,775
VASCO Data Security International Inc.(a)(b)	7,750	132,060
Verint Systems Inc.(a)	17,503	755,254
VirnetX Holding Corp.(a)(b)	11,341	40,374
VMware Inc. Class A(a)	22,429	1,767,181
Workday Inc. Class A(a)(b)	28,959	1,994,117
Workiva Inc.(a)	1,963	29,818
Xura Inc.(a)(b)	5,826	130,386
Yodlee Inc.(a)	6,567	105,926
Zendesk Inc.(a)	14,426	284,336
Zix Corp.(a)	16,427	69,158
Zynga Inc. Class A(a)(b)	222,093	506,372

		236,856,681

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 ETF

September 30, 2015

SPECIALTY RETAIL - 2.70%
Aaron’s Inc.	17,539	633,333
Abercrombie & Fitch Co. Class A	19,788	419,308
Advance Auto Parts Inc.	20,138	3,816,755
America’s Car-Mart Inc./TX(a)	2,142	70,879
American Eagle Outfitters Inc.	55,737	871,169
Asbury Automotive Group Inc.(a)	7,561	613,575
Ascena Retail Group Inc.(a)	47,346	658,583
AutoNation Inc.(a)	19,841	1,154,349
AutoZone Inc.(a)	8,556	6,193,089
Barnes & Noble Education Inc.(a)	8,622	109,586
Barnes & Noble Inc.	13,637	165,144
bebe stores inc.	10,207	9,595
Bed Bath & Beyond Inc.(a)	47,662	2,717,687
Best Buy Co. Inc.	82,885	3,076,691
Big 5 Sporting Goods Corp.	4,418	45,859
Boot Barn Holdings Inc.(a)(b)	3,830	70,587
Buckle Inc. (The)(b)	7,452	275,500
Build-A-Bear Workshop Inc.(a)	3,341	63,111
Cabela’s Inc.(a)(b)	13,932	635,299
Caleres Inc.	11,806	360,437
CarMax Inc.(a)(b)	57,095	3,386,875
Cato Corp. (The) Class A	7,435	253,013
Chico’s FAS Inc.	39,661	623,868
Children’s Place Inc. (The)	5,676	327,335
Christopher & Banks Corp.(a)(b)	9,868	10,953
Citi Trends Inc.	3,996	93,426
Conn’s Inc.(a)(b)	7,459	179,314
Container Store Group Inc. (The)(a)(b)	3,910	55,053
CST Brands Inc.	20,465	688,852
Destination XL Group Inc.(a)(b)	11,200	65,072
Dick’s Sporting Goods Inc.	25,151	1,247,741
DSW Inc. Class A	19,521	494,076
Express Inc.(a)	22,975	410,563
Finish Line Inc. (The) Class A	13,845	267,208
Five Below Inc.(a)(b)	14,663	492,384
Foot Locker Inc.	38,288	2,755,587
Francesca’s Holdings Corp.(a)	11,948	146,124
GameStop Corp. Class A(b)	28,837	1,188,373
Gap Inc. (The)	65,236	1,859,226
Genesco Inc.(a)	6,718	383,396
GNC Holdings Inc. Class A	24,683	997,687
Group 1 Automotive Inc.	6,538	556,711
Guess? Inc.	16,085	343,576
Haverty Furniture Companies Inc.	5,047	118,504
Hibbett Sports Inc.(a)(b)	7,144	250,111
Home Depot Inc. (The)	356,197	41,137,192
Kirkland’s Inc.	5,926	127,646
L Brands Inc.	67,866	6,116,763
Lithia Motors Inc. Class A	6,030	651,903
Lowe’s Companies Inc.	261,529	18,024,579
Lumber Liquidators Holdings Inc.(a)(b)	7,406	97,315
MarineMax Inc.(a)	8,097	114,411
Mattress Firm Holding Corp.(a)(b)	5,497	229,555
Men’s Wearhouse Inc. (The)	13,809	587,159
Michaels Companies Inc. (The)(a)	16,899	390,367
Monro Muffler Brake Inc.(b)	8,345	563,705
Murphy USA Inc.(a)	12,946	711,383
O’Reilly Automotive Inc.(a)	27,662	6,915,500
Office Depot Inc.(a)	152,747	980,636
Outerwall Inc.(b)	5,525	314,538
Party City Holdco Inc.(a)	6,553	104,651

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 ETF

September 30, 2015

Penske Automotive Group Inc.	11,442	554,250
Pep Boys-Manny Moe & Jack (The)(a)	14,333	174,719
Pier 1 Imports Inc.	26,331	181,684
Rent-A-Center Inc./TX	15,359	372,456
Restoration Hardware Holdings Inc.(a)(b)	9,168	855,466
Ross Stores Inc.	113,283	5,490,827
Sally Beauty Holdings Inc.(a)	43,016	1,021,630
Select Comfort Corp.(a)	15,352	335,902
Shoe Carnival Inc.	3,914	93,153
Signet Jewelers Ltd.	21,945	2,987,373
Sonic Automotive Inc. Class A	8,021	163,789
Sportsman’s Warehouse Holdings Inc.(a)	8,059	99,287
Stage Stores Inc.	8,272	81,396
Staples Inc.	178,964	2,099,248
Stein Mart Inc.	7,272	70,393
Systemax Inc.(a)	3,161	23,676
Tiffany & Co.	30,866	2,383,473
Tile Shop Holdings Inc.(a)(b)	8,841	105,915
Tilly’s Inc. Class A(a)	2,424	17,841
TJX Companies Inc. (The)	186,268	13,303,261
Tractor Supply Co.	37,780	3,185,610
Ulta Salon Cosmetics & Fragrance Inc.(a)(b)	17,807	2,908,773
Urban Outfitters Inc.(a)(b)	25,252	741,904
Vitamin Shoppe Inc.(a)	8,008	261,381
West Marine Inc.(a)	3,941	34,602
Williams-Sonoma Inc.	25,550	1,950,742
Winmark Corp.	670	68,956
Zumiez Inc.(a)	5,966	93,249

		155,883,823

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 3.73%
3D Systems Corp.(a)(b)	29,809	344,294
Apple Inc.	1,579,520	174,221,056
Avid Technology Inc.(a)(b)	8,360	66,546
Cray Inc.(a)	10,335	204,736
Diebold Inc.	17,105	509,216
Dot Hill Systems Corp.(a)	16,298	158,580
Eastman Kodak Co.(a)	4,804	75,038
Electronics For Imaging Inc.(a)(b)	12,553	543,294
EMC Corp./MA	532,894	12,874,719
Hewlett-Packard Co.	497,356	12,737,287
Imation Corp.(a)(b)	9,568	20,380
Immersion Corp.(a)(b)	7,498	84,203
Lexmark International Inc. Class A	17,081	495,007
NCR Corp.(a)	46,418	1,056,010
NetApp Inc.	80,825	2,392,420
Nimble Storage Inc.(a)(b)	13,636	328,900
QLogic Corp.(a)	23,464	240,506
Quantum Corp.(a)(b)	63,669	44,396
SanDisk Corp.	56,911	3,091,975
Silicon Graphics International Corp.(a)(b)	8,868	34,851
Stratasys Ltd.(a)(b)	13,387	354,622
Super Micro Computer Inc.(a)(b)	10,440	284,594
Violin Memory Inc.(a)(b)	21,753	30,019
Western Digital Corp.	62,092	4,932,588

		215,125,237

TEXTILES, APPAREL & LUXURY GOODS - 0.97%
Carter’s Inc.	14,325	1,298,418
Cherokee Inc.	2,580	40,042
Coach Inc.	75,543	2,185,459

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 ETF

September 30, 2015

Columbia Sportswear Co.	8,026	471,848
Crocs Inc.(a)	19,552	252,710
Culp Inc.	2,326	74,595
Deckers Outdoor Corp.(a)(b)	9,304	540,190
Fossil Group Inc.(a)(b)	11,803	659,552
G-III Apparel Group Ltd.(a)	10,717	660,810
Hanesbrands Inc.	109,383	3,165,544
Iconix Brand Group Inc.(a)(b)	13,817	186,806
Kate Spade & Co.(a)(b)	34,743	663,939
lululemon athletica Inc.(a)(b)	30,437	1,541,634
Michael Kors Holdings Ltd.(a)(b)	54,399	2,297,814
Movado Group Inc.	4,820	124,501
NIKE Inc. Class B	185,684	22,833,561
Oxford Industries Inc.	3,847	284,216
Perry Ellis International Inc.(a)	3,198	70,228
PVH Corp.	22,501	2,293,752
Ralph Lauren Corp.	16,264	1,921,754
Sequential Brands Group Inc.(a)	8,636	124,963
Skechers U.S.A. Inc. Class A(a)	11,104	1,488,824
Steven Madden Ltd.(a)	16,065	588,300
Superior Uniform Group Inc.	2,034	36,470
Tumi Holdings Inc.(a)(b)	16,262	286,536
Under Armour Inc. Class A(a)(b)	48,867	4,729,348
Unifi Inc.(a)	3,765	112,235
Vera Bradley Inc.(a)(b)	5,326	67,161
VF Corp.	92,515	6,310,448
Vince Holding Corp.(a)	3,118	10,695
Wolverine World Wide Inc.	28,665	620,311

		55,942,664

THRIFTS & MORTGAGE FINANCE - 0.25%
Anchor BanCorp Wisconsin Inc.(a)(b)	1,777	75,682
Astoria Financial Corp.	23,547	379,107
Bank Mutual Corp.	12,224	93,880
BankFinancial Corp.	5,687	70,689
BBX Capital Corp.(a)	1,498	24,118
Bear State Financial Inc.(a)	3,651	32,494
Beneficial Bancorp Inc.(a)	22,100	293,046
BofI Holding Inc.(a)(b)	4,494	578,962
Brookline Bancorp Inc.	19,057	193,238
BSB Bancorp Inc./MA(a)	3,216	67,986
Capitol Federal Financial Inc.	40,355	489,103
Charter Financial Corp./MD	6,151	77,995
Clifton Bancorp Inc.(b)	7,072	98,159
Dime Community Bancshares Inc.	8,453	142,856
Essent Group Ltd.(a)	14,967	371,930
EverBank Financial Corp.	28,376	547,657
Federal Agricultural Mortgage Corp. Class C	2,803	72,682
First Defiance Financial Corp.	2,664	97,396
Flagstar Bancorp Inc.(a)	5,338	109,749
Fox Chase Bancorp Inc.	3,263	56,646
Hingham Institution for Savings	358	41,539
HomeStreet Inc.(a)	5,507	127,212
Hudson City Bancorp Inc.	143,771	1,462,151
IMPAC Mortgage Holdings Inc.(a)(b)	3,607	58,974
Kearny Financial Corp./MD	24,997	286,716
LendingTree Inc.(a)	1,724	160,384
Meridian Bancorp Inc.	14,518	198,461
Meta Financial Group Inc.	1,433	59,856
MGIC Investment Corp.(a)	92,396	855,587
Nationstar Mortgage Holdings Inc.(a)(b)	12,785	177,328
New York Community Bancorp Inc.(b)	123,526	2,230,879

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 ETF

September 30, 2015

NMI Holdings Inc. Class A(a)	13,746	104,470
Northfield Bancorp. Inc.	11,172	169,926
Northwest Bancshares Inc.	26,419	343,447
OceanFirst Financial Corp.	3,927	67,623
Ocwen Financial Corp.(a)(b)	28,095	188,517
Oritani Financial Corp.	12,277	191,767
PennyMac Financial Services Inc. Class A(a)(b)	3,152	50,432
PHH Corp.(a)(b)	12,571	177,502
Provident Financial Services Inc.	19,939	388,810
Radian Group Inc.	52,532	835,784
Stonegate Mortgage Corp.(a)	3,889	27,651
Territorial Bancorp Inc.	2,991	77,886
TFS Financial Corp.	17,940	309,465
TrustCo Bank Corp. NY	25,341	147,991
United Community Financial Corp./OH	10,774	53,870
United Financial Bancorp Inc.	15,774	205,851
Walker & Dunlop Inc.(a)	7,071	184,412
Walter Investment Management Corp.(a)(b)	9,753	158,486
Washington Federal Inc.	25,996	591,409
Waterstone Financial Inc.	9,116	122,884
WSFS Financial Corp.	8,771	252,692

		14,183,337

TOBACCO - 1.28%
Altria Group Inc.	539,310	29,338,464
Philip Morris International Inc.	424,822	33,701,129
Reynolds American Inc.	227,300	10,062,571
Universal Corp./VA	6,326	313,580
Vector Group Ltd.	24,754	559,688

		73,975,432

TRADING COMPANIES & DISTRIBUTORS - 0.29%
Air Lease Corp.	27,617	853,918
Aircastle Ltd.(b)	18,501	381,306
Applied Industrial Technologies Inc.	11,386	434,376
Beacon Roofing Supply Inc.(a)	12,848	417,432
CAI International Inc.(a)	4,698	47,356
DXP Enterprises Inc.(a)	3,820	104,210
Fastenal Co.(b)	80,140	2,933,925
GATX Corp.	12,780	564,237
H&E Equipment Services Inc.	7,861	131,436
HD Supply Holdings Inc.(a)	46,470	1,329,971
Kaman Corp.	7,205	258,299
Lawson Products Inc./DE(a)	1,588	34,380
MRC Global Inc.(a)	27,600	307,740
MSC Industrial Direct Co. Inc. Class A	12,844	783,869
Neff Corp.(a)	2,824	15,786
NOW Inc.(a)(b)	29,115	430,902
Rush Enterprises Inc. Class A(a)(b)	9,048	218,962
Stock Building Supply Holdings Inc.(a)	4,309	75,881
TAL International Group Inc.	9,158	125,190
Textainer Group Holdings Ltd.(b)	5,804	95,708
Titan Machinery Inc.(a)(b)	4,673	53,646
United Rentals Inc.(a)	26,347	1,582,137
Univar Inc.(a)	11,032	200,195
Veritiv Corp.(a)	2,243	83,529
Watsco Inc.	6,970	825,806
WESCO International Inc.(a)(b)	11,883	552,203
WW Grainger Inc.	18,292	3,932,963

		16,775,363

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 ETF

September 30, 2015

TRANSPORTATION INFRASTRUCTURE - 0.03%
Macquarie Infrastructure Corp.	18,844	1,406,893
Wesco Aircraft Holdings Inc.(a)	18,642	227,432

		1,634,325
WATER UTILITIES - 0.09%
American States Water Co.	10,274	425,344
American Water Works Co. Inc.	49,608	2,732,409
Aqua America Inc.	49,944	1,322,018
Artesian Resources Corp. Class A	2,106	50,839
California Water Service Group	12,952	286,498
Connecticut Water Service Inc.	2,425	88,561
Consolidated Water Co. Ltd.(b)	5,504	63,846
Middlesex Water Co.	4,137	98,626
SJW Corp.	3,934	120,970
York Water Co. (The)	3,671	77,164

		5,266,275

WIRELESS TELECOMMUNICATION SERVICES - 0.15%
Boingo Wireless Inc.(a)	12,298	101,827
Leap Wireless International Inc.	13,915	35,066
NTELOS Holdings Corp.(a)	4,001	36,129
SBA Communications Corp. Class A(a)	35,880	3,758,071
Shenandoah Telecommunications Co.	6,302	269,789
Spok Holdings Inc.	5,482	90,234
Sprint Corp.(a)(b)	211,690	812,890
T-Mobile U.S. Inc.(a)	75,712	3,014,095
Telephone & Data Systems Inc.	25,736	642,370
U.S. Cellular Corp.(a)	3,772	133,642

		8,894,113

TOTAL COMMON STOCKS (Cost: $4,847,805,242)		5,762,899,744

WARRANTS - 0.00%

OIL, GAS & CONSUMABLE FUELS - 0.00%
Magnum Hunter Resources Corp. (Expires 04/15/16)(a)(b)	5,335	—

		—

TOTAL WARRANTS (Cost: $0)		—

SHORT-TERM INVESTMENTS - 4.44%

MONEY MARKET FUNDS - 4.44%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%(c)(d)(e)	214,489,186	214,489,186
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%(c)(d)(e)	11,756,923	11,756,923

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 ETF

September 30, 2015

BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(c)(d)	29,713,281	29,713,281

		255,959,390

TOTAL SHORT-TERM INVESTMENTS (Cost: $255,959,390)		255,959,390

TOTAL INVESTMENTS IN SECURITIES - 104.26% (Cost: $5,103,764,632)		6,018,859,134

Other Assets, Less Liabilities - (4.26)%		(245,654,374)

NET ASSETS - 100.00%		$5,773,204,760

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 1.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of September 30, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
Russell 2000 Mini	12	Dec. 2015	ICE Markets Equity	$1,315,080	$(54,808)
S&P 500 E-mini	85	Dec. 2015	Chicago Mercantile	8,111,975	(103,501)

			Net unrealized depreciation		$(158,309)

See notes to financial statements.

Schedule of Investments (Unaudited)

iShares® Russell Mid-Cap ETF

September 30, 2015

Security	Shares	Value
COMMON STOCKS - 99.80%

AEROSPACE & DEFENSE - 1.23%
B/E Aerospace Inc.	219,678	$9,643,864
BWX Technologies Inc.	221,212	5,831,148
Hexcel Corp.	198,457	8,902,781
Huntington Ingalls Industries Inc.	100,580	10,777,147
L-3 Communications Holdings Inc.	170,196	17,788,886
Orbital ATK Inc.	124,780	8,967,939
Rockwell Collins Inc.	272,886	22,332,990
Spirit AeroSystems Holdings Inc. Class A(a)	292,228	14,126,301
Textron Inc.	572,801	21,560,230
TransDigm Group Inc.(a)	109,895	23,342,797
Triumph Group Inc.	101,833	4,285,133

		147,559,216

AIR FREIGHT & LOGISTICS - 0.32%
CH Robinson Worldwide Inc.	300,624	20,376,295
Expeditors International of Washington Inc.	395,264	18,597,171

		38,973,466

AIRLINES - 1.18%
Alaska Air Group Inc.	267,269	21,234,522
Copa Holdings SA Class A(b)	68,476	2,871,199
JetBlue Airways Corp.(a)(b)	647,403	16,683,575
Southwest Airlines Co.	1,378,966	52,455,867
Spirit Airlines Inc.(a)(b)	150,427	7,115,197
United Continental Holdings Inc.(a)	788,240	41,816,132

		142,176,492

AUTO COMPONENTS - 0.97%
BorgWarner Inc.	467,571	19,446,278
Delphi Automotive PLC	595,800	45,304,632
Gentex Corp.	606,188	9,395,914
Goodyear Tire & Rubber Co. (The)	556,776	16,330,240
Lear Corp.	160,317	17,439,283
Visteon Corp.(a)	83,538	8,457,387

		116,373,734
AUTOMOBILES - 0.24%
Harley-Davidson Inc.	429,320	23,569,668
Thor Industries Inc.	94,293	4,884,377

		28,454,045

BANKS - 3.19%
Associated Banc-Corp.	315,186	5,663,892
Bank of Hawaii Corp.	90,158	5,724,132
BankUnited Inc.	213,368	7,627,906
BOK Financial Corp.	58,690	3,797,830
CIT Group Inc.	358,979	14,369,929
Citizens Financial Group Inc.	643,230	15,347,468
City National Corp./CA	99,112	8,727,803
Comerica Inc.	366,859	15,077,905
Commerce Bancshares Inc./MO	169,872	7,739,368

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Mid-Cap ETF

September 30, 2015

Cullen/Frost Bankers Inc.	111,805	7,108,562
East West Bancorp Inc.	297,306	11,422,497
Fifth Third Bancorp	1,670,907	31,596,851
First Horizon National Corp.	481,780	6,831,640
First Niagara Financial Group Inc.	733,142	7,485,380
First Republic Bank/CA	293,200	18,404,164
Huntington Bancshares Inc./OH	1,670,844	17,710,946
KeyCorp	1,749,857	22,765,640
M&T Bank Corp.	274,335	33,455,153
PacWest Bancorp	209,874	8,984,706
People’s United Financial Inc.(b)	636,780	10,016,549
Popular Inc.	213,932	6,467,164
Regions Financial Corp.	2,764,309	24,906,424
Signature Bank/New York NY(a)	104,600	14,388,776
SunTrust Banks Inc.	1,065,215	40,733,822
SVB Financial Group(a)	105,824	12,226,905
Synovus Financial Corp.	274,637	8,129,255
TCF Financial Corp.	349,298	5,295,358
Zions BanCorp.	419,987	11,566,442

		383,572,467

BEVERAGES - 1.61%
Brown-Forman Corp. Class A	56,504	6,045,363
Brown-Forman Corp. Class B	260,065	25,200,298
Coca-Cola Enterprises Inc.	480,417	23,228,162
Constellation Brands Inc. Class A	337,560	42,265,888
Dr Pepper Snapple Group Inc.	395,539	31,267,358
Molson Coors Brewing Co. Class B	284,358	23,607,401
Monster Beverage Corp.(a)(b)	308,716	41,719,880

		193,334,350

BIOTECHNOLOGY - 1.45%
Agios Pharmaceuticals Inc.(a)(b)	53,406	3,769,930
Alkermes PLC(a)	306,395	17,976,195
Alnylam Pharmaceuticals Inc.(a)(b)	153,002	12,295,241
BioMarin Pharmaceutical Inc.(a)	330,857	34,845,859
Bluebird Bio Inc.(a)(b)	73,930	6,324,711
Incyte Corp.(a)	322,830	35,617,834
Intercept Pharmaceuticals Inc.(a)(b)	32,864	5,450,823
Intrexon Corp.(a)(b)	96,063	3,054,803
Isis Pharmaceuticals Inc.(a)(b)	247,413	10,000,433
Juno Therapeutics Inc.(a)(b)	24,452	994,952
Medivation Inc.(a)(b)	325,816	13,847,180
OPKO Health Inc.(a)(b)	627,275	5,275,383
Puma Biotechnology Inc.(a)(b)	51,889	3,910,355
Seattle Genetics Inc.(a)(b)	217,573	8,389,615
United Therapeutics Corp.(a)(b)	95,376	12,517,146

		174,270,460

BUILDING PRODUCTS - 0.70%
Allegion PLC	197,780	11,403,995
AO Smith Corp.	152,932	9,969,637
Armstrong World Industries Inc.(a)	81,211	3,877,013
Fortune Brands Home & Security Inc.	328,958	15,615,636
Lennox International Inc.	83,364	9,447,642
Masco Corp.	718,498	18,091,780
Owens Corning	243,032	10,185,471
USG Corp.(a)(b)	189,426	5,042,520

		83,633,694

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Mid-Cap ETF

September 30, 2015

CAPITAL MARKETS - 2.31%
Affiliated Managers Group Inc.(a)	113,081	19,335,720
Ameriprise Financial Inc.	374,277	40,844,849
Artisan Partners Asset Management Inc.	73,976	2,606,175
E*TRADE Financial Corp.(a)(b)	598,055	15,746,788
Eaton Vance Corp. NVS	242,770	8,113,373
Federated Investors Inc. Class B	193,664	5,596,890
Interactive Brokers Group Inc. Class A	119,364	4,711,297
Invesco Ltd.	888,402	27,744,795
Lazard Ltd. Class A	260,430	11,276,619
Legg Mason Inc.	201,175	8,370,892
LPL Financial Holdings Inc.	170,088	6,764,400
Northern Trust Corp.	481,465	32,816,654
NorthStar Asset Management Group Inc./New York	400,040	5,744,574
Raymond James Financial Inc.	263,761	13,090,458
SEI Investments Co.	287,631	13,872,443
T Rowe Price Group Inc.	537,713	37,371,054
TD Ameritrade Holding Corp.	551,765	17,568,198
Waddell & Reed Financial Inc. Class A	173,898	6,046,433

		277,621,612

CHEMICALS - 2.49%
Airgas Inc.	140,302	12,533,178
Albemarle Corp.	231,990	10,230,759
Ashland Inc.	139,428	14,029,245
Axalta Coating Systems Ltd.(a)	208,426	5,281,515
Cabot Corp.	131,633	4,154,337
Celanese Corp. Series A	316,674	18,737,601
CF Industries Holdings Inc.	485,256	21,787,994
Cytec Industries Inc.	147,206	10,871,163
Eastman Chemical Co.	306,455	19,833,768
FMC Corp.	275,992	9,358,889
Huntsman Corp.	422,561	4,094,616
International Flavors & Fragrances Inc.	167,152	17,260,116
Mosaic Co. (The)	718,365	22,348,335
NewMarket Corp.	17,530	6,258,210
Platform Specialty Products Corp.(a)(b)	273,926	3,465,164
RPM International Inc.	275,335	11,533,783
Scotts Miracle-Gro Co. (The) Class A	93,224	5,669,884
Sherwin-Williams Co. (The)	167,095	37,225,424
Sigma-Aldrich Corp.	246,888	34,297,681
Valspar Corp. (The)	167,925	12,070,449
Westlake Chemical Corp.	83,430	4,329,183
WR Grace & Co.(a)	150,190	13,975,179

		299,346,473

COMMERCIAL SERVICES & SUPPLIES - 1.35%
ADT Corp. (The)(b)	354,206	10,590,759
Cintas Corp.	196,789	16,874,657
Clean Harbors Inc.(a)(b)	121,235	5,330,703
Copart Inc.(a)	260,747	8,578,576
Covanta Holding Corp.	237,198	4,139,105
KAR Auction Services Inc.	293,301	10,412,185
Pitney Bowes Inc.	415,828	8,254,186
Republic Services Inc.	499,828	20,592,914
Rollins Inc.	196,314	5,274,957
RR Donnelley & Sons Co.(b)	430,916	6,274,137
Stericycle Inc.(a)(b)	175,434	24,439,710
Tyco International PLC	868,532	29,061,081
Waste Connections Inc.	256,020	12,437,452

		162,260,422

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Mid-Cap ETF

September 30, 2015

COMMUNICATIONS EQUIPMENT - 1.19%
Arista Networks Inc.(a)(b)	69,715	4,265,861
ARRIS Group Inc.(a)(b)	280,456	7,283,442
Brocade Communications Systems Inc.	861,551	8,942,899
CommScope Holding Co. Inc.(a)	217,299	6,525,489
EchoStar Corp. Class A(a)	91,527	3,938,407
F5 Networks Inc.(a)(b)	148,657	17,214,481
Harris Corp.	255,395	18,682,144
Juniper Networks Inc.	813,933	20,926,218
Lumentum Holdings Inc.(a)	96,307	1,632,404
Motorola Solutions Inc.	364,495	24,924,168
Palo Alto Networks Inc.(a)	149,732	25,753,904
Viavi Solutions Inc.(a)(b)	481,576	2,586,063

		142,675,480

CONSTRUCTION & ENGINEERING - 0.45%
AECOM(a)(b)	309,820	8,523,148
Chicago Bridge & Iron Co. NV(b)	201,831	8,004,618
Fluor Corp.	302,575	12,814,051
Jacobs Engineering Group Inc.(a)(b)	258,599	9,679,361
KBR Inc.	298,464	4,972,410
Quanta Services Inc.(a)(b)	423,154	10,244,558

		54,238,146

CONSTRUCTION MATERIALS - 0.44%
Eagle Materials Inc.	103,630	7,090,365
Martin Marietta Materials Inc.	139,130	21,140,804
Vulcan Materials Co.	273,667	24,411,096

		52,642,265

CONSUMER FINANCE - 0.48%
Ally Financial Inc.(a)	992,604	20,229,269
Credit Acceptance Corp.(a)(b)	17,661	3,476,921
LendingClub Corp.(a)(b)	136,827	1,810,221
Navient Corp.	804,070	9,037,747
Santander Consumer USA Holdings Inc.(a)	184,342	3,764,264
SLM Corp.(a)	878,022	6,497,363
Springleaf Holdings Inc.(a)	108,034	4,723,246
Synchrony Financial(a)(b)	264,653	8,283,639

		57,822,670

CONTAINERS & PACKAGING - 1.22%
AptarGroup Inc.	129,128	8,517,283
Avery Dennison Corp.	188,254	10,649,529
Ball Corp.	284,890	17,720,158
Bemis Co. Inc.	200,855	7,947,832
Crown Holdings Inc.(a)	287,382	13,147,727
Graphic Packaging Holding Co.	677,495	8,665,161
Owens-Illinois Inc.(a)(b)	332,890	6,897,481
Packaging Corp. of America	202,345	12,173,075
Sealed Air Corp.	433,247	20,310,619
Silgan Holdings Inc.	84,235	4,383,589
Sonoco Products Co.	208,067	7,852,449
WestRock Co.	538,920	27,722,045

		145,986,948

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Mid-Cap ETF

September 30, 2015

DISTRIBUTORS - 0.37%
Genuine Parts Co.	313,918	26,020,663
LKQ Corp.(a)	628,612	17,827,436

		43,848,099

DIVERSIFIED CONSUMER SERVICES - 0.36%
Graham Holdings Co. Class B	7,220	4,165,940
H&R Block Inc.	567,567	20,545,926
Service Corp. International/U.S.	417,670	11,318,857
ServiceMaster Global Holdings Inc.(a)	211,946	7,110,788

		43,141,511

DIVERSIFIED FINANCIAL SERVICES - 1.74%
CBOE Holdings Inc.	171,963	11,535,278
Intercontinental Exchange Inc.	229,678	53,972,033
Leucadia National Corp.	678,045	13,737,192
McGraw Hill Financial Inc.	564,757	48,851,480
Moody’s Corp.	366,298	35,970,464
MSCI Inc.	232,124	13,802,093
Nasdaq Inc.	239,274	12,760,482
Voya Financial Inc.	473,141	18,343,677

		208,972,699

DIVERSIFIED TELECOMMUNICATION SERVICES - 0.62%
CenturyLink Inc.	1,162,889	29,211,772
Frontier Communications Corp.	2,410,011	11,447,552
Level 3 Communications Inc.(a)	596,519	26,061,915
Zayo Group Holdings Inc.(a)(b)	296,216	7,512,038

		74,233,277

ELECTRIC UTILITIES - 2.37%
Edison International	672,307	42,402,402
Entergy Corp.	370,277	24,105,033
Eversource Energy	655,309	33,171,742
FirstEnergy Corp.	870,415	27,252,694
Great Plains Energy Inc.	318,310	8,600,736
Hawaiian Electric Industries Inc.	221,875	6,365,594
ITC Holdings Corp.	319,677	10,658,031
OGE Energy Corp.	412,676	11,290,815
Pepco Holdings Inc.	522,496	12,654,853
Pinnacle West Capital Corp.	228,880	14,680,363
PPL Corp.	1,378,621	45,342,845
Westar Energy Inc.	291,786	11,216,254
Xcel Energy Inc.	1,045,955	37,037,266

		284,778,628

ELECTRICAL EQUIPMENT - 0.77%
Acuity Brands Inc.	89,543	15,721,960
AMETEK Inc.	498,098	26,060,487
Babcock & Wilcox Enterprises Inc.(a)	109,650	1,842,120
Hubbell Inc. Class B	119,572	10,157,641
Regal Beloit Corp.	92,557	5,224,843
Rockwell Automation Inc.	277,581	28,166,144
Solarcity Corp.(a)(b)	122,329	5,224,672

		92,397,867

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Mid-Cap ETF

September 30, 2015

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 1.21%
Amphenol Corp. Class A	637,328	32,478,235
Arrow Electronics Inc.(a)(b)	197,975	10,944,058
Avnet Inc.	280,877	11,987,830
CDW Corp./DE	271,848	11,107,709
Cognex Corp.	179,696	6,176,152
Dolby Laboratories Inc. Class A	103,636	3,378,534
Fitbit Inc.(a)	86,760	3,269,707
FLIR Systems Inc.	288,921	8,086,899
Ingram Micro Inc. Class A	322,390	8,781,904
IPG Photonics Corp.(a)(b)	71,516	5,433,071
Jabil Circuit Inc.	399,751	8,942,430
Keysight Technologies Inc.(a)	348,103	10,735,496
National Instruments Corp.	232,193	6,452,643
Trimble Navigation Ltd.(a)	536,703	8,812,663
Zebra Technologies Corp. Class A(a)(b)	107,071	8,196,285

		144,783,616

ENERGY EQUIPMENT & SERVICES - 1.20%
Cameron International Corp.(a)(b)	394,729	24,204,782
Diamond Offshore Drilling Inc.(b)	133,810	2,314,913
Dril-Quip Inc.(a)(b)	80,755	4,701,556
Ensco PLC Class A	483,017	6,800,879
FMC Technologies Inc.(a)	476,375	14,767,625
Frank’s International NV	70,861	1,086,299
Helmerich & Payne Inc.	199,310	9,419,391
Nabors Industries Ltd.	681,368	6,438,928
National Oilwell Varco Inc.	800,102	30,123,840
Noble Corp. PLC	500,020	5,455,218
Oceaneering International Inc.	203,691	8,000,982
Patterson-UTI Energy Inc.	304,284	3,998,292
Rowan Companies PLC Class A	258,763	4,179,022
RPC Inc.	117,769	1,042,256
Seadrill Ltd.(b)	774,202	4,567,792
Superior Energy Services Inc.	311,747	3,937,365
Weatherford International PLC(a)(b)	1,598,908	13,558,740

		144,597,880

FOOD & STAPLES RETAILING - 0.75%
Rite Aid Corp.(a)(b)	2,038,410	12,373,149
Sprouts Farmers Market Inc.(a)(b)	316,383	6,675,681
Sysco Corp.	1,225,188	47,745,576
Whole Foods Market Inc.	739,096	23,392,389

		90,186,795

FOOD PRODUCTS - 2.80%
Blue Buffalo Pet Products Inc.(a)	80,252	1,437,056
Bunge Ltd.	296,039	21,699,659
Campbell Soup Co.	359,117	18,200,050
ConAgra Foods Inc.	881,146	35,695,224
Flowers Foods Inc.	358,893	8,879,013
Hain Celestial Group Inc. (The)(a)(b)	212,038	10,941,161
Hershey Co. (The)	300,491	27,609,113
Hormel Foods Corp.	276,031	17,475,523
Ingredion Inc.	147,306	12,861,287
JM Smucker Co. (The)	246,823	28,160,036

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Mid-Cap ETF

September 30, 2015

Kellogg Co.	515,275	34,291,551
Keurig Green Mountain Inc.	266,623	13,901,723
McCormick & Co. Inc./MD	263,458	21,650,978
Mead Johnson Nutrition Co.	417,849	29,416,570
Pilgrim’s Pride Corp.(b)	130,932	2,720,767
Pinnacle Foods Inc.	241,159	10,099,739
Tyson Foods Inc. Class A	607,995	26,204,584
WhiteWave Foods Co. (The)(a)	361,138	14,499,691

		335,743,725

GAS UTILITIES - 0.46%
AGL Resources Inc.	247,868	15,129,863
Atmos Energy Corp.	208,919	12,154,907
National Fuel Gas Co.	173,890	8,691,022
Questar Corp.	362,544	7,036,979
UGI Corp.	356,524	12,414,166

		55,426,937

HEALTH CARE EQUIPMENT & SUPPLIES - 3.02%
Alere Inc.(a)	175,470	8,448,881
Align Technology Inc.(a)(b)	166,299	9,439,131
Boston Scientific Corp.(a)	2,766,412	45,396,821
Cooper Companies Inc. (The)	99,579	14,823,330
CR Bard Inc.	153,155	28,534,308
DENTSPLY International Inc.	288,564	14,592,681
DexCom Inc.(a)(b)	163,875	14,070,307
Edwards Lifesciences Corp.(a)	221,896	31,546,954
Hill-Rom Holdings Inc.	117,086	6,087,301
Hologic Inc.(a)(b)	506,908	19,835,310
IDEXX Laboratories Inc.(a)(b)	193,420	14,361,435
Intuitive Surgical Inc.(a)	76,050	34,951,059
ResMed Inc.	290,785	14,818,404
Sirona Dental Systems Inc.(a)(b)	114,897	10,724,486
St. Jude Medical Inc.	580,213	36,605,638
Teleflex Inc.	85,875	10,666,534
Varian Medical Systems Inc.(a)(b)	205,765	15,181,342
Zimmer Biomet Holdings Inc.	351,585	33,024,379

		363,108,301

HEALTH CARE PROVIDERS & SERVICES - 2.23%
Acadia Healthcare Co. Inc.(a)	106,575	7,062,725
AmerisourceBergen Corp.	453,311	43,060,012
Brookdale Senior Living Inc.(a)	380,783	8,742,778
Centene Corp.(a)	245,681	13,323,281
Community Health Systems Inc.(a)	243,721	10,423,947
DaVita HealthCare Partners Inc.(a)	363,889	26,320,091
Envision Healthcare Holdings Inc.(a)	383,035	14,091,858
Health Net Inc./CA(a)	158,885	9,568,055
Henry Schein Inc.(a)(b)	172,501	22,894,333
Laboratory Corp. of America Holdings(a)	207,094	22,463,486
LifePoint Health Inc.(a)(b)	91,418	6,481,536
MEDNAX Inc.(a)	193,041	14,823,618
Patterson Companies Inc.	177,536	7,678,432
Premier Inc.(a)(b)	77,175	2,652,505
Quest Diagnostics Inc.	296,060	18,198,808
Tenet Healthcare Corp.(a)(b)	205,270	7,578,568
Universal Health Services Inc. Class B	189,388	23,637,516
VCA Inc.(a)	169,332	8,915,330

		267,916,879

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Mid-Cap ETF

September 30, 2015

HEALTH CARE TECHNOLOGY - 0.54%
Allscripts Healthcare Solutions Inc.(a)(b)	374,174	4,639,757
athenahealth Inc.(a)(b)	79,460	10,595,991
Cerner Corp.(a)(b)	618,351	37,076,326
IMS Health Holdings Inc.(a)(b)	275,622	8,020,600
Inovalon Holdings Inc.(a)(b)	51,996	1,083,077
Veeva Systems Inc.(a)(b)	147,663	3,456,791

		64,872,542

HOTELS, RESTAURANTS & LEISURE - 2.54%
Aramark	399,500	11,841,180
Brinker International Inc.(b)	126,240	6,649,061
Chipotle Mexican Grill Inc.(a)(b)	64,064	46,142,096
Choice Hotels International Inc.	73,658	3,509,804
Darden Restaurants Inc.	259,292	17,771,874
Domino’s Pizza Inc.	114,074	12,309,725
Dunkin’ Brands Group Inc.	199,184	9,760,016
Extended Stay America Inc.	122,384	2,053,604
Hilton Worldwide Holdings Inc.	1,071,170	24,572,640
Hyatt Hotels Corp. Class A(a)(b)	70,777	3,333,597
International Game Technology PLC	195,998	3,004,649
Marriott International Inc./MD Class A	432,206	29,476,449
MGM Resorts International(a)(b)	920,346	16,980,384
Norwegian Cruise Line Holdings Ltd.(a)	271,157	15,537,296
Panera Bread Co. Class A(a)(b)	52,203	10,096,582
Royal Caribbean Cruises Ltd.	354,838	31,612,517
Six Flags Entertainment Corp.	148,490	6,797,872
Starwood Hotels & Resorts Worldwide Inc.	352,454	23,431,142
Wendy’s Co. (The)	445,846	3,856,568
Wyndham Worldwide Corp.	248,078	17,836,808
Wynn Resorts Ltd.	167,740	8,910,349

		305,484,213

HOUSEHOLD DURABLES - 1.87%
DR Horton Inc.	676,694	19,867,736
Garmin Ltd.	243,921	8,751,885
GoPro Inc.(a)(b)	184,765	5,768,363
Harman International Industries Inc.	146,825	14,093,732
Jarden Corp.(a)(b)	435,167	21,270,963
Leggett & Platt Inc.	284,751	11,745,979
Lennar Corp. Class A	359,373	17,296,622
Lennar Corp. Class B	19,898	787,961
Mohawk Industries Inc.(a)	127,345	23,150,048
Newell Rubbermaid Inc.	554,033	22,000,650
NVR Inc.(a)(b)	8,394	12,802,697
PulteGroup Inc.	752,401	14,197,807
Tempur Sealy International Inc.(a)(b)	125,818	8,987,180
Toll Brothers Inc.(a)	362,645	12,416,965
TopBuild Corp.(a)	80,894	2,505,287
Tupperware Brands Corp.(b)	103,068	5,100,835
Whirlpool Corp.	162,186	23,883,510

		224,628,220

HOUSEHOLD PRODUCTS - 0.53%
Church & Dwight Co. Inc.	269,844	22,639,912
Clorox Co. (The)	270,624	31,265,191
Energizer Holdings Inc.	128,426	4,971,370
Spectrum Brands Holdings Inc.	52,335	4,789,176

		63,665,649

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Mid-Cap ETF

September 30, 2015

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 0.31%
AES Corp./VA	1,410,960	13,813,299
Calpine Corp.(a)	769,544	11,235,342
NRG Energy Inc.	688,463	10,223,676
TerraForm Power Inc.	118,379	1,683,349

		36,955,666

INDUSTRIAL CONGLOMERATES - 0.37%
Carlisle Companies Inc.	134,508	11,753,309
Roper Technologies Inc.	207,385	32,497,230

		44,250,539

INSURANCE - 4.86%
Alleghany Corp.(a)	33,001	15,448,098
Allied World Assurance Co. Holdings AG	196,813	7,512,352
American Financial Group Inc./OH	142,122	9,793,627
American National Insurance Co.	14,830	1,448,001
AmTrust Financial Services Inc.	79,549	5,009,996
Aon PLC	581,557	51,531,766
Arch Capital Group Ltd.(a)(b)	255,695	18,785,912
Arthur J Gallagher & Co.	346,452	14,301,539
Aspen Insurance Holdings Ltd.	127,313	5,916,235
Assurant Inc.	139,924	11,055,395
Assured Guaranty Ltd.	311,332	7,783,300
Axis Capital Holdings Ltd.	208,720	11,212,438
Brown & Brown Inc.	238,985	7,401,366
Cincinnati Financial Corp.	338,766	18,225,611
CNA Financial Corp.	55,163	1,926,844
Endurance Specialty Holdings Ltd.(b)	128,680	7,853,340
Erie Indemnity Co. Class A	50,385	4,178,932
Everest Re Group Ltd.	91,788	15,910,532
FNF Group	578,174	20,507,832
Genworth Financial Inc. Class A(a)	1,026,362	4,741,792
Hanover Insurance Group Inc. (The)	91,263	7,091,135
Hartford Financial Services Group Inc. (The)	866,529	39,669,698
HCC Insurance Holdings Inc.	197,482	15,298,931
Lincoln National Corp.	521,802	24,764,723
Loews Corp.	642,221	23,209,867
Markel Corp.(a)(b)	28,778	23,075,927
Mercury General Corp.(b)	40,833	2,062,475
Old Republic International Corp.	538,442	8,421,233
PartnerRe Ltd.	98,656	13,701,345
Principal Financial Group Inc.	607,242	28,746,836
ProAssurance Corp.	113,784	5,583,381
Progressive Corp. (The)	1,210,699	37,095,817
Reinsurance Group of America Inc.	136,816	12,394,161
RenaissanceRe Holdings Ltd.	94,898	10,089,555
StanCorp Financial Group Inc.	87,173	9,955,157
Torchmark Corp.	260,261	14,678,720
Unum Group	514,176	16,494,766
Validus Holdings Ltd.	174,492	7,864,354
White Mountains Insurance Group Ltd.	12,359	9,235,881
WR Berkley Corp.	201,131	10,935,493
XL Group PLC	632,542	22,973,925

		583,888,288

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Mid-Cap ETF

September 30, 2015

INTERNET & CATALOG RETAIL - 0.66%
Expedia Inc.	203,389	23,934,818
Groupon Inc.(a)(b)	1,026,925	3,347,776
Liberty Interactive Corp. QVC Group Series A(a)	974,689	25,566,092
Liberty Ventures Series A(a)	293,023	11,823,478
TripAdvisor Inc.(a)(b)	231,813	14,608,855

		79,281,019

INTERNET SOFTWARE & SERVICES - 1.41%
Akamai Technologies Inc.(a)(b)	368,321	25,436,248
CoStar Group Inc.(a)(b)	66,978	11,591,213
GoDaddy Inc. Class A(a)(b)	48,366	1,219,307
HomeAway Inc.(a)	196,076	5,203,857
IAC/InterActiveCorp	151,953	9,917,972
LinkedIn Corp. Class A(a)	225,784	42,928,312
Pandora Media Inc.(a)(b)	437,010	9,325,793
Rackspace Hosting Inc.(a)	253,823	6,264,352
Twitter Inc.(a)(b)	1,165,991	31,411,797
VeriSign Inc.(a)	213,782	15,084,458
Yelp Inc.(a)(b)	135,235	2,929,190
Zillow Group Inc. Class A(a)(b)	90,809	2,608,943
Zillow Group Inc. Class C(a)(b)	181,602	4,903,254

		168,824,696

IT SERVICES - 3.31%
Alliance Data Systems Corp.(a)(b)	128,015	33,153,325
Amdocs Ltd.	318,715	18,128,509
Black Knight Financial Services Inc. Class A(a)(b)	42,411	1,380,478
Booz Allen Hamilton Holding Corp.	210,547	5,518,437
Broadridge Financial Solutions Inc.	247,741	13,712,464
Computer Sciences Corp.	286,791	17,603,232
CoreLogic Inc./U.S.(a)	186,150	6,930,364
DST Systems Inc.	75,667	7,955,628
Fidelity National Information Services Inc.	584,926	39,236,836
Fiserv Inc.(a)(b)	488,608	42,318,339
FleetCor Technologies Inc.(a)(b)	189,379	26,062,338
Gartner Inc.(a)(b)	171,376	14,383,588
Genpact Ltd.(a)	328,394	7,753,382
Global Payments Inc.	137,187	15,739,465
Jack Henry & Associates Inc.	169,106	11,771,469
Leidos Holdings Inc.	137,899	5,696,608
Paychex Inc.	669,340	31,880,664
Sabre Corp.	234,753	6,380,587
Teradata Corp.(a)(b)	292,391	8,467,643
Total System Services Inc.	341,065	15,494,583
Vantiv Inc. Class A(a)(b)	296,294	13,309,526
VeriFone Systems Inc.(a)(b)	234,678	6,507,621
Western Union Co. (The)(b)	1,064,239	19,539,428
WEX Inc.(a)(b)	79,708	6,921,843
Xerox Corp.	2,277,515	22,160,221

		398,006,578

LEISURE PRODUCTS - 0.52%
Brunswick Corp./DE	190,976	9,145,841
Hasbro Inc.	229,711	16,571,351
Mattel Inc.	697,837	14,696,447
Polaris Industries Inc.	137,342	16,463,186
Vista Outdoor Inc.(a)	132,052	5,867,070

		62,743,895

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Mid-Cap ETF

September 30, 2015

LIFE SCIENCES TOOLS & SERVICES - 0.99%
Agilent Technologies Inc.	686,865	23,580,076
Bio-Rad Laboratories Inc. Class A(a)(b)	42,694	5,734,231
Bio-Techne Corp.	76,640	7,086,134
Bruker Corp.(a)(b)	230,338	3,784,453
Charles River Laboratories International Inc.(a)	97,758	6,209,588
Mettler-Toledo International Inc.(a)(b)	57,790	16,455,125
PerkinElmer Inc.	234,039	10,756,432
QIAGEN NV(a)	479,537	12,372,055
Quintiles Transnational Holdings Inc.(a)(b)	163,652	11,385,270
VWR Corp.(a)(b)	60,103	1,544,046
Waters Corp.(a)(b)	170,467	20,150,904

		119,058,314

MACHINERY - 3.11%
AGCO Corp.	156,417	7,293,725
Allison Transmission Holdings Inc.	371,750	9,922,007
Colfax Corp.(a)(b)	207,083	6,193,853
Crane Co.	99,553	4,640,165
Donaldson Co. Inc.	281,458	7,903,341
Dover Corp.	330,568	18,901,878
Flowserve Corp.	277,881	11,432,024
Graco Inc.	120,996	8,110,362
IDEX Corp.	161,116	11,487,571
Ingersoll-Rand PLC	546,052	27,723,060
ITT Corp.	184,204	6,157,940
Joy Global Inc.	201,529	3,008,828
Kennametal Inc.	164,315	4,089,800
Lincoln Electric Holdings Inc.	155,740	8,165,448
Manitowoc Co. Inc. (The)	282,379	4,235,685
Middleby Corp. (The)(a)	118,485	12,463,437
Nordson Corp.	125,374	7,891,040
Oshkosh Corp.	161,582	5,870,274
PACCAR Inc.	732,122	38,194,805
Parker-Hannifin Corp.	286,059	27,833,541
Pentair PLC	371,212	18,946,660
Snap-on Inc.	120,057	18,121,404
SPX Corp.	84,960	1,012,723
SPX FLOW Inc.(a)	84,905	2,923,279
Stanley Black & Decker Inc.	317,141	30,756,334
Terex Corp.	217,524	3,902,381
Timken Co. (The)	160,787	4,420,035
Toro Co. (The)	114,856	8,101,942
Trinity Industries Inc.	319,679	7,247,123
Valmont Industries Inc.(b)	48,745	4,625,413
WABCO Holdings Inc.(a)	112,789	11,823,671
Wabtec Corp./DE	199,650	17,579,182
Xylem Inc./NY	374,856	12,314,020

		373,292,951

MARINE - 0.06%
Kirby Corp.(a)(b)	115,047	7,127,162

		7,127,162

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Mid-Cap ETF

September 30, 2015

MEDIA - 2.21%
AMC Networks Inc. Class A(a)(b)	123,400	9,029,178
Cable One Inc.(a)	7,150	2,998,853
Cablevision Systems Corp. Class A	417,645	13,560,933
Charter Communications Inc. Class A(a)(b)	154,619	27,189,751
Cinemark Holdings Inc.	238,644	7,753,544
Clear Channel Outdoor Holdings Inc. Class A(a)	73,994	527,577
Discovery Communications Inc. Class A(a)(b)	320,784	8,350,008
Discovery Communications Inc. Class C NVS(a)(b)	565,708	13,741,047
Gannett Co. Inc.	232,950	3,431,354
Interpublic Group of Companies Inc. (The)	851,831	16,295,527
John Wiley & Sons Inc. Class A	95,939	4,799,828
Liberty Broadband Corp. Class A(a)(b)	53,588	2,756,567
Liberty Broadband Corp. Class C(a)	136,977	7,009,113
Liberty Media Corp. Class A(a)	215,681	7,704,125
Liberty Media Corp. Class C(a)	413,931	14,264,062
Lions Gate Entertainment Corp.	195,866	7,207,869
Live Nation Entertainment Inc.(a)	300,437	7,222,505
Madison Square Garden Co. (The) Class A(a)(b)	126,664	9,137,541
Morningstar Inc.	39,732	3,188,890
News Corp. Class A	793,373	10,012,367
News Corp. Class B	251,480	3,223,974
Omnicom Group Inc.	504,070	33,218,213
Regal Entertainment Group Class A(b)	172,314	3,220,549
Scripps Networks Interactive Inc. Class A	189,064	9,300,058
Sirius XM Holdings Inc.(a)(b)	4,738,098	17,720,487
Starz Series A(a)(b)	177,931	6,643,944
TEGNA Inc.	468,883	10,498,290
Tribune Media Co.	166,280	5,919,568

		265,925,722

METALS & MINING - 1.07%
Alcoa Inc.	2,702,162	26,102,885
Allegheny Technologies Inc.	226,528	3,212,167
Compass Minerals International Inc.	69,609	5,455,257
Freeport-McMoRan Inc.	2,343,566	22,709,155
Newmont Mining Corp.	1,093,305	17,569,411
Nucor Corp.	658,140	24,713,157
Reliance Steel & Aluminum Co.	153,051	8,266,285
Royal Gold Inc.	133,802	6,286,018
Steel Dynamics Inc.	497,888	8,553,716
Tahoe Resources Inc.	334,602	2,589,819
U.S. Steel Corp.(b)	301,931	3,146,121

		128,603,991

MULTI-UTILITIES - 2.70%
Alliant Energy Corp.	233,487	13,656,655
Ameren Corp.	500,175	21,142,397
CenterPoint Energy Inc.	887,056	16,002,490
CMS Energy Corp.	570,513	20,150,519
Consolidated Edison Inc.	604,352	40,400,931
DTE Energy Co.	369,919	29,730,390
MDU Resources Group Inc.	402,093	6,916,000
NiSource Inc.	656,572	12,179,411
Public Service Enterprise Group Inc.	1,043,840	44,008,294
SCANA Corp.	294,859	16,588,767
Sempra Energy	510,867	49,411,056
TECO Energy Inc.	484,819	12,731,347
Vectren Corp.	170,573	7,165,772
WEC Energy Group Inc.	651,309	34,011,356

		324,095,385

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Mid-Cap ETF

September 30, 2015

MULTILINE RETAIL - 1.37%
Dillard’s Inc. Class A	46,317	4,047,643
Dollar General Corp.	626,680	45,396,699
Dollar Tree Inc.(a)	475,026	31,665,233
JC Penney Co. Inc.(a)(b)	631,386	5,865,576
Kohl’s Corp.	418,044	19,359,618
Macy’s Inc.	704,880	36,174,442
Nordstrom Inc.	289,357	20,749,790
Sears Holdings Corp.(a)(b)	27,164	613,906

		163,872,907

OIL, GAS & CONSUMABLE FUELS - 3.64%
Antero Resources Corp.(a)(b)	144,969	3,067,544
Cabot Oil & Gas Corp.	852,590	18,637,617
California Resources Corp.	644,497	1,675,692
Cheniere Energy Inc.(a)	487,793	23,560,402
Chesapeake Energy Corp.(b)	1,214,389	8,901,471
Cimarex Energy Co.	194,940	19,977,451
Cobalt International Energy Inc.(a)(b)	758,337	5,369,026
Columbia Pipeline Group Inc.	656,133	12,000,673
Concho Resources Inc.(a)(b)	247,569	24,336,033
CONSOL Energy Inc.	471,885	4,624,473
Continental Resources Inc./OK(a)(b)	177,274	5,135,628
CVR Energy Inc.	32,052	1,315,735
Denbury Resources Inc.	744,410	1,816,360
Diamondback Energy Inc.(a)(b)	137,482	8,881,337
Energen Corp.	162,944	8,124,388
EP Energy Corp. Class A(a)(b)	69,887	359,918
EQT Corp.	314,277	20,355,721
Golar LNG Ltd.(b)	185,461	5,170,653
Gulfport Energy Corp.(a)	223,671	6,638,555
Hess Corp.	519,976	26,029,999
HollyFrontier Corp.	401,302	19,599,590
Kosmos Energy Ltd.(a)(b)	323,141	1,803,127
Laredo Petroleum Inc.(a)(b)	252,405	2,380,179
Marathon Oil Corp.	1,391,476	21,428,730
Memorial Resource Development Corp.(a)(b)	171,998	3,023,725
Murphy Oil Corp.	367,835	8,901,607
Newfield Exploration Co.(a)	335,346	11,032,883
Noble Energy Inc.	885,142	26,713,586
ONEOK Inc.	430,767	13,870,697
PBF Energy Inc.	177,763	5,018,250
Pioneer Natural Resources Co.	308,082	37,475,094
QEP Resources Inc.	366,508	4,592,345
Range Resources Corp.(b)	349,144	11,214,505
SM Energy Co.	139,970	4,484,639
Southwestern Energy Co.(a)(b)	793,852	10,073,982
Targa Resources Corp.	115,425	5,946,696
Teekay Corp.	97,081	2,877,481
Tesoro Corp.	259,620	25,245,449
Whiting Petroleum Corp.(a)	419,986	6,413,186
World Fuel Services Corp.	149,229	5,342,398
WPX Energy Inc.(a)(b)	482,325	3,192,992

		436,609,817

PAPER & FOREST PRODUCTS - 0.31%
Domtar Corp.	131,860	4,713,995
International Paper Co.	868,441	32,818,385

		37,532,380

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Mid-Cap ETF

September 30, 2015

PERSONAL PRODUCTS - 0.26%
Avon Products Inc.	902,342	2,932,612
Coty Inc. Class A	172,325	4,663,115
Edgewell Personal Care Co.	128,287	10,468,219
Herbalife Ltd.(a)(b)	151,130	8,236,585
Nu Skin Enterprises Inc. Class A	121,287	5,006,727

		31,307,258

PHARMACEUTICALS - 1.30%
Akorn Inc.(a)	161,790	4,611,824
Endo International PLC(a)	429,543	29,758,739
Jazz Pharmaceuticals PLC(a)	126,198	16,760,356
Mallinckrodt PLC(a)	241,729	15,456,152
Perrigo Co. PLC	301,817	47,466,760
Zoetis Inc.	1,031,651	42,483,388

		156,537,219

PROFESSIONAL SERVICES - 1.28%
Dun & Bradstreet Corp. (The)	74,278	7,799,190
Equifax Inc.	245,501	23,857,787
IHS Inc. Class A(a)	141,808	16,449,728
ManpowerGroup Inc.	161,527	13,227,446
Nielsen Holdings PLC	759,028	33,753,975
Robert Half International Inc.	278,789	14,262,845
Towers Watson & Co. Class A	142,890	16,772,428
TransUnion(a)	67,040	1,683,831
Verisk Analytics Inc. Class A(a)	348,728	25,774,487

		153,581,717

REAL ESTATE INVESTMENT TRUSTS (REITS) - 9.41%
Alexandria Real Estate Equities Inc.	148,880	12,605,670
American Campus Communities Inc.	231,507	8,389,814
American Capital Agency Corp.	729,093	13,634,039
American Homes 4 Rent Class A	342,989	5,515,263
Annaly Capital Management Inc.	1,953,659	19,282,614
Apartment Investment & Management Co. Class A(b)	323,021	11,958,237
Apple Hospitality REIT Inc.(b)	362,452	6,730,734
AvalonBay Communities Inc.	272,763	47,684,428
BioMed Realty Trust Inc.	419,759	8,386,785
Boston Properties Inc.	316,549	37,479,402
Brandywine Realty Trust	372,339	4,587,216
Brixmor Property Group Inc.(b)	356,816	8,378,040
Camden Property Trust(b)	179,474	13,263,129
Care Capital Properties Inc.	166,562	5,484,887
CBL & Associates Properties Inc.(b)	345,436	4,749,745
Chimera Investment Corp.	425,040	5,682,785
Columbia Property Trust Inc.(b)	258,493	5,997,038
Communications Sales & Leasing Inc./CSL Capital LLC(a)	249,410	4,464,439
Corporate Office Properties Trust	196,116	4,124,319
Corrections Corp. of America	241,334	7,129,006
Crown Castle International Corp.(b)	688,684	54,316,507
DDR Corp.(b)	623,976	9,596,751
Digital Realty Trust Inc.(b)	280,635	18,331,078
Douglas Emmett Inc.(b)	300,774	8,638,229
Duke Realty Corp.	713,120	13,584,936
Empire State Realty Trust Inc. Class A(b)	231,404	3,940,810
Equinix Inc.(b)	117,443	32,108,916
Equity Commonwealth(a)	267,795	7,294,736
Equity Lifestyle Properties Inc.	173,588	10,167,049

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Mid-Cap ETF

September 30, 2015

Essex Property Trust Inc.(b)	134,805	30,118,133
Extra Space Storage Inc.(b)	253,073	19,527,113
Federal Realty Investment Trust	141,561	19,315,998
Gaming and Leisure Properties Inc.(b)	182,299	5,414,280
General Growth Properties Inc.	1,190,376	30,914,065
HCP Inc.	952,657	35,486,473
Healthcare Trust of America Inc. Class A	258,580	6,337,796
Home Properties Inc.	119,404	8,925,449
Hospitality Properties Trust(b)	309,828	7,925,400
Host Hotels & Resorts Inc.(b)	1,562,525	24,703,520
Iron Mountain Inc.(b)	435,170	13,498,973
Kilroy Realty Corp.	182,002	11,859,250
Kimco Realty Corp.(b)	850,872	20,786,803
Lamar Advertising Co. Class A	166,882	8,707,903
Liberty Property Trust	307,851	9,700,385
Macerich Co. (The)	326,465	25,079,041
MFA Financial Inc.(b)	765,972	5,216,269
Mid-America Apartment Communities Inc.(b)	155,736	12,750,106
National Retail Properties Inc.(b)	276,109	10,014,473
NorthStar Realty Finance Corp.(b)	753,702	9,308,220
Omega Healthcare Investors Inc.(b)	377,651	13,274,433
Outfront Media Inc.	283,645	5,899,816
Paramount Group Inc.(b)	368,895	6,197,436
Piedmont Office Realty Trust Inc. Class A(b)	319,231	5,711,043
Plum Creek Timber Co. Inc.(b)	362,495	14,322,177
Post Properties Inc.(b)	112,737	6,571,440
Prologis Inc.	1,081,362	42,064,982
Rayonier Inc.	262,188	5,786,489
Realty Income Corp.(b)	479,468	22,721,989
Regency Centers Corp.	194,996	12,119,001
Retail Properties of America Inc. Class A(b)	489,558	6,897,872
Senior Housing Properties Trust	485,535	7,865,667
SL Green Realty Corp.(b)	205,325	22,207,952
Spirit Realty Capital Inc.	909,714	8,314,786
Starwood Property Trust Inc.(b)	490,505	10,065,163
Tanger Factory Outlet Centers Inc.	197,954	6,526,543
Taubman Centers Inc.	119,081	8,226,115
Two Harbors Investment Corp.	756,455	6,671,933
UDR Inc.	533,921	18,409,596
Ventas Inc.	682,778	38,276,535
VEREIT Inc.(b)	1,867,941	14,420,505
Vornado Realty Trust	388,478	35,126,181
Weingarten Realty Investors(b)	255,433	8,457,387
Welltower Inc.	723,494	48,995,014
Weyerhaeuser Co.	1,068,022	29,199,721
WP Carey Inc.	215,644	12,466,380
WP GLIMCHER Inc.	383,932	4,476,647

		1,130,369,055

REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.52%
CBRE Group Inc. Class A(a)	589,570	18,866,240
Forest City Enterprises Inc. Class A(a)	449,793	9,054,333
Howard Hughes Corp. (The)(a)(b)	82,171	9,428,301
Jones Lang LaSalle Inc.	92,596	13,312,527
Realogy Holdings Corp.(a)	302,842	11,395,944

		62,057,345

ROAD & RAIL - 0.77%
AMERCO	15,106	5,943,758
Avis Budget Group Inc.(a)(b)	218,131	9,527,962
Genesee & Wyoming Inc. Class A(a)(b)	109,494	6,468,906

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Mid-Cap ETF

September 30, 2015

Hertz Global Holdings Inc.(a)(b)	837,939	14,018,719
JB Hunt Transport Services Inc.	189,832	13,554,005
Kansas City Southern	227,891	20,710,734
Landstar System Inc.	91,807	5,826,990
Old Dominion Freight Line Inc.(a)(b)	143,776	8,770,336
Ryder System Inc.	109,824	8,131,369

		92,952,779

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.02%
Altera Corp.	621,157	31,107,543
Analog Devices Inc.	646,965	36,495,296
Applied Materials Inc.	2,541,364	37,332,637
Atmel Corp.	861,262	6,950,384
Cree Inc.(a)(b)	212,558	5,150,280
Cypress Semiconductor Corp.	684,502	5,831,957
First Solar Inc.(a)(b)	155,935	6,666,221
Freescale Semiconductor Ltd.(a)	229,185	8,383,587
KLA-Tencor Corp.	329,670	16,483,500
Lam Research Corp.	326,566	21,334,557
Linear Technology Corp.	493,573	19,915,671
Marvell Technology Group Ltd.	937,197	8,481,633
Maxim Integrated Products Inc.	586,883	19,601,892
Microchip Technology Inc.	432,115	18,619,835
NVIDIA Corp.	1,109,994	27,361,352
ON Semiconductor Corp.(a)	884,428	8,313,623
Qorvo Inc.(a)	308,816	13,912,161
Skyworks Solutions Inc.	394,297	33,203,751
SunEdison Inc.(a)(b)	565,123	4,057,583
SunPower Corp.(a)(b)	114,198	2,288,528
Teradyne Inc.	442,464	7,968,777
Xilinx Inc.	533,333	22,613,319

		362,074,087

SOFTWARE - 3.84%
Activision Blizzard Inc.	1,041,055	32,158,189
ANSYS Inc.(a)(b)	185,163	16,320,267
Autodesk Inc.(a)	469,579	20,727,217
CA Inc.	652,642	17,817,127
Cadence Design Systems Inc.(a)(b)	605,067	12,512,786
CDK Global Inc.	330,687	15,800,225
Citrix Systems Inc.(a)	330,538	22,899,673
Electronic Arts Inc.(a)	649,179	43,981,877
FactSet Research Systems Inc.	86,320	13,794,799
FireEye Inc.(a)(b)	285,127	9,072,741
Fortinet Inc.(a)	295,155	12,538,184
Intuit Inc.	568,822	50,482,952
King Digital Entertainment PLC(b)	164,784	2,231,175
NetSuite Inc.(a)(b)	82,445	6,917,136
Nuance Communications Inc.(a)(b)	521,669	8,539,722
PTC Inc.(a)	237,013	7,522,793
Red Hat Inc.(a)	378,114	27,178,834
ServiceNow Inc.(a)(b)	317,130	22,024,678
SolarWinds Inc.(a)	137,910	5,411,588
Solera Holdings Inc.	138,626	7,485,804
Splunk Inc.(a)(b)	258,265	14,294,968
SS&C Technologies Holdings Inc.	167,793	11,752,222
Symantec Corp.	1,404,104	27,337,905
Synopsys Inc.(a)	320,011	14,778,108
Tableau Software Inc. Class A(a)(b)	102,503	8,177,689
Ultimate Software Group Inc. (The)(a)(b)	58,883	10,540,646
Workday Inc. Class A(a)(b)	218,830	15,068,634
Zynga Inc. Class A(a)(b)	1,595,619	3,638,011

		461,005,950

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Mid-Cap ETF

September 30, 2015

SPECIALTY RETAIL - 4.34%
Aaron’s Inc.	134,164	4,844,662
Advance Auto Parts Inc.	150,885	28,597,234
AutoNation Inc.(a)	150,153	8,735,902
AutoZone Inc.(a)(b)	64,460	46,658,082
Bed Bath & Beyond Inc.(a)(b)	353,160	20,137,183
Best Buy Co. Inc.	625,796	23,229,548
Cabela’s Inc.(a)(b)	104,748	4,776,509
CarMax Inc.(a)(b)	431,557	25,599,961
CST Brands Inc.	158,901	5,348,608
Dick’s Sporting Goods Inc.	189,602	9,406,155
DSW Inc. Class A	151,933	3,845,424
Foot Locker Inc.	288,320	20,750,390
GameStop Corp. Class A(b)	221,831	9,141,656
Gap Inc. (The)	491,207	13,999,400
GNC Holdings Inc. Class A	178,701	7,223,094
L Brands Inc.	510,603	46,020,648
Michaels Companies Inc. (The)(a)(b)	130,439	3,013,141
Murphy USA Inc.(a)	93,820	5,155,409
O’Reilly Automotive Inc.(a)(b)	208,384	52,096,000
Office Depot Inc.(a)	1,128,420	7,244,456
Penske Automotive Group Inc.	88,318	4,278,124
Ross Stores Inc.	853,848	41,386,013
Sally Beauty Holdings Inc.(a)(b)	324,820	7,714,475
Signet Jewelers Ltd.	165,522	22,532,510
Staples Inc.	1,323,923	15,529,617
Tiffany & Co.	233,411	18,023,997
Tractor Supply Co.	281,413	23,728,744
Ulta Salon Cosmetics & Fragrance Inc.(a)(b)	132,461	21,637,504
Urban Outfitters Inc.(a)(b)	189,995	5,582,053
Williams-Sonoma Inc.	189,081	14,436,334

		520,672,833

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.77%
3D Systems Corp.(a)(b)	233,073	2,691,993
Lexmark International Inc. Class A	127,330	3,690,023
NCR Corp.(a)	348,977	7,939,227
NetApp Inc.	608,311	18,006,006
SanDisk Corp.	428,603	23,286,001
Western Digital Corp.	463,588	36,827,431

		92,440,681

TEXTILES, APPAREL & LUXURY GOODS - 1.40%
Carter’s Inc.	108,677	9,850,483
Coach Inc.	571,062	16,520,824
Fossil Group Inc.(a)(b)	87,097	4,866,980
Hanesbrands Inc.	828,600	23,979,684
Kate Spade & Co.(a)(b)	264,226	5,049,359
lululemon athletica Inc.(a)(b)	230,295	11,664,442
Michael Kors Holdings Ltd.(a)	409,778	17,309,023
PVH Corp.	170,828	17,414,206
Ralph Lauren Corp.	123,483	14,590,751
Skechers U.S.A. Inc. Class A(a)	84,627	11,346,788
Under Armour Inc. Class A(a)(b)	368,618	35,674,850

		168,267,390

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Mid-Cap ETF

September 30, 2015

THRIFTS & MORTGAGE FINANCE - 0.25%
Hudson City Bancorp Inc.	1,095,709	11,143,361
New York Community Bancorp Inc.(b)	916,541	16,552,730
TFS Financial Corp.	135,260	2,333,235

		30,029,326

TRADING COMPANIES & DISTRIBUTORS - 0.87%
Air Lease Corp.	211,746	6,547,186
Fastenal Co.	606,376	22,199,425
GATX Corp.	91,092	4,021,712
HD Supply Holdings Inc.(a)	352,416	10,086,146
MSC Industrial Direct Co. Inc. Class A	98,294	5,998,883
NOW Inc.(a)(b)	222,814	3,297,647
United Rentals Inc.(a)(b)	200,203	12,022,190
Watsco Inc.	53,747	6,367,945
WESCO International Inc.(a)(b)	91,519	4,252,888
WW Grainger Inc.	138,047	29,681,486

		104,475,508

TRANSPORTATION INFRASTRUCTURE - 0.09%
Macquarie Infrastructure Corp.	142,935	10,671,527

		10,671,527

WATER UTILITIES - 0.25%
American Water Works Co. Inc.	370,962	20,432,587
Aqua America Inc.	365,052	9,662,926

		30,095,513

WIRELESS TELECOMMUNICATION SERVICES - 0.33%
SBA Communications Corp. Class A(a)	267,031	27,968,827
Sprint Corp.(a)(b)	1,531,985	5,882,822
Telephone & Data Systems Inc.	194,338	4,850,676
U.S. Cellular Corp.(a)	26,906	953,280

		39,655,605

TOTAL COMMON STOCKS (Cost: $10,308,432,750)		11,984,991,881

SHORT-TERM INVESTMENTS - 7.40%

MONEY MARKET FUNDS - 7.40%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%(c)(d)(e)	795,476,446	795,476,446
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%(c)(d)(e)	43,602,923	43,602,923
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(c)(d)	50,061,655	50,061,655

		889,141,024

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Mid-Cap ETF

September 30, 2015

TOTAL SHORT-TERM INVESTMENTS (Cost: $889,141,024)	889,141,024

TOTAL INVESTMENTS IN SECURITIES - 107.20% (Cost: $11,197,573,774)	12,874,132,905

Other Assets, Less Liabilities - (7.20)%	(865,006,950)

NET ASSETS - 100.00%	$12,009,125,955

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 1.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of September 30, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini	66	Dec. 2015	Chicago Mercantile	$6,298,710	$(31,166)
S&P MidCap 400 E-Mini	118	Dec. 2015	Chicago Mercantile	16,082,220	(270,014)

			Net unrealized depreciation		$(301,180)

See notes to financial statements.

Schedule of Investments (Unaudited)

iShares® Russell Mid-Cap Growth ETF

September 30, 2015

Security	Shares	Value
COMMON STOCKS - 99.87%

AEROSPACE & DEFENSE - 1.57%
B/E Aerospace Inc.	212,007	$9,307,108
BWX Technologies Inc.	42,745	1,126,758
Hexcel Corp.	192,442	8,632,948
Huntington Ingalls Industries Inc.	96,878	10,380,478
Rockwell Collins Inc.	263,793	21,588,819
Spirit AeroSystems Holdings Inc. Class A(a)	260,532	12,594,117
Textron Inc.	125,508	4,724,121
TransDigm Group Inc.(a)	106,276	22,574,085

		90,928,434

AIR FREIGHT & LOGISTICS - 0.65%
CH Robinson Worldwide Inc.	290,844	19,713,406
Expeditors International of Washington Inc.	381,412	17,945,435

		37,658,841

AIRLINES - 2.16%
Alaska Air Group Inc.	258,540	20,541,003
JetBlue Airways Corp.(a)(b)	232,877	6,001,240
Southwest Airlines Co.	1,332,858	50,701,918
Spirit Airlines Inc.(a)	145,752	6,894,070
United Continental Holdings Inc.(a)	761,873	40,417,363

		124,555,594

AUTO COMPONENTS - 1.52%
BorgWarner Inc.	451,176	18,764,410
Delphi Automotive PLC	575,863	43,788,622
Gentex Corp.	293,730	4,552,815
Lear Corp.	117,306	12,760,547
Visteon Corp.(a)(b)	80,735	8,173,611

		88,040,005

AUTOMOBILES - 0.30%
Harley-Davidson Inc.	226,868	12,455,053
Thor Industries Inc.	90,813	4,704,114

		17,159,167

BANKS - 0.35%
Signature Bank/New York NY(a)(b)	92,602	12,738,331
SVB Financial Group(a)	64,253	7,423,792

		20,162,123

BEVERAGES - 2.81%
Brown-Forman Corp. Class A	50,825	5,437,767
Brown-Forman Corp. Class B	233,863	22,661,325
Coca-Cola Enterprises Inc.	464,680	22,467,278
Constellation Brands Inc. Class A	326,254	40,850,263
Dr Pepper Snapple Group Inc.	382,383	30,227,376
Monster Beverage Corp.(a)	298,382	40,323,343

		161,967,352

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Mid-Cap Growth ETF

September 30, 2015

BIOTECHNOLOGY - 2.83%
Agios Pharmaceuticals Inc.(a)(b)	51,522	3,636,938
Alkermes PLC(a)	245,366	14,395,623
Alnylam Pharmaceuticals Inc.(a)(b)	120,931	9,718,015
BioMarin Pharmaceutical Inc.(a)(b)	319,770	33,678,177
Bluebird Bio Inc.(a)(b)	71,436	6,111,350
Incyte Corp.(a)	312,013	34,424,394
Intercept Pharmaceuticals Inc.(a)(b)	31,764	5,268,377
Intrexon Corp.(a)(b)	92,464	2,940,355
Isis Pharmaceuticals Inc.(a)(b)	238,520	9,640,979
Juno Therapeutics Inc.(a)(b)	23,473	955,116
Medivation Inc.(a)	313,751	13,334,418
OPKO Health Inc.(a)(b)	604,322	5,082,348
Puma Biotechnology Inc.(a)(b)	49,936	3,763,177
Seattle Genetics Inc.(a)(b)	210,372	8,111,944
United Therapeutics Corp.(a)(b)	92,126	12,090,616

		163,151,827

BUILDING PRODUCTS - 1.04%
Allegion PLC	190,634	10,991,956
AO Smith Corp.	148,248	9,664,287
Armstrong World Industries Inc.(a)	49,147	2,346,278
Fortune Brands Home & Security Inc.	111,097	5,273,775
Lennox International Inc.	80,786	9,155,477
Masco Corp.	695,171	17,504,406
USG Corp.(a)(b)	183,187	4,876,438

		59,812,617

CAPITAL MARKETS - 2.88%
Affiliated Managers Group Inc.(a)	109,135	18,660,994
Ameriprise Financial Inc.	301,332	32,884,361
Artisan Partners Asset Management Inc.	70,780	2,493,579
Eaton Vance Corp. NVS	235,298	7,863,659
Federated Investors Inc. Class B(b)	187,248	5,411,467
Interactive Brokers Group Inc. Class A	9,830	387,990
Invesco Ltd.	107,024	3,342,360
Lazard Ltd. Class A	251,095	10,872,413
Legg Mason Inc.	63,742	2,652,305
LPL Financial Holdings Inc.	164,635	6,547,534
NorthStar Asset Management Group Inc./New York	387,081	5,558,483
SEI Investments Co.	277,668	13,391,928
T Rowe Price Group Inc.	519,718	36,120,401
TD Ameritrade Holding Corp.	453,488	14,439,058
Waddell & Reed Financial Inc. Class A	157,883	5,489,592

		166,116,124

CHEMICALS - 2.76%
Airgas Inc.	30,497	2,724,297
Ashland Inc.	12,835	1,291,458
Axalta Coating Systems Ltd.(a)	201,469	5,105,224
Celanese Corp. Series A	21,782	1,288,841
CF Industries Holdings Inc.	469,375	21,074,937
Cytec Industries Inc.	14,069	1,038,996
Eastman Chemical Co.	74,010	4,789,927
FMC Corp.	193,057	6,546,563
Huntsman Corp.	259,396	2,513,547
International Flavors & Fragrances Inc.	161,285	16,654,289
NewMarket Corp.	16,980	6,061,860
Platform Specialty Products Corp.(a)(b)	42,392	536,259

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Mid-Cap Growth ETF

September 30, 2015

RPM International Inc.	265,450	11,119,700
Scotts Miracle-Gro Co. (The) Class A	80,689	4,907,505
Sherwin-Williams Co. (The)	161,501	35,979,193
Sigma-Aldrich Corp.	92,762	12,886,497
Valspar Corp. (The)	161,892	11,636,797
WR Grace & Co.(a)	145,035	13,495,507

		159,651,397

COMMERCIAL SERVICES & SUPPLIES - 1.64%
Cintas Corp.	190,219	16,311,279
Clean Harbors Inc.(a)(b)	78,859	3,467,430
Copart Inc.(a)	252,656	8,312,382
Covanta Holding Corp.	228,521	3,987,691
KAR Auction Services Inc.	94,797	3,365,294
Pitney Bowes Inc.	155,566	3,087,985
Rollins Inc.	189,026	5,079,129
RR Donnelley & Sons Co.	217,919	3,172,901
Stericycle Inc.(a)(b)	169,617	23,629,344
Tyco International PLC	733,908	24,556,562

		94,969,997

COMMUNICATIONS EQUIPMENT - 1.39%
Arista Networks Inc.(a)(b)	67,091	4,105,298
ARRIS Group Inc.(a)	45,525	1,182,284
CommScope Holding Co. Inc.(a)	93,072	2,794,952
F5 Networks Inc.(a)	143,418	16,607,805
Harris Corp.	41,377	3,026,728
Juniper Networks Inc.	139,034	3,574,564
Motorola Solutions Inc.	352,432	24,099,300
Palo Alto Networks Inc.(a)(b)	144,736	24,894,592

		80,285,523

CONSTRUCTION & ENGINEERING - 0.05%
AECOM(a)	39,892	1,097,429
Quanta Services Inc.(a)(b)	80,577	1,950,769

		3,048,198

CONSTRUCTION MATERIALS - 0.22%
Eagle Materials Inc.	100,312	6,863,347
Martin Marietta Materials Inc.	18,835	2,861,978
Vulcan Materials Co.	34,655	3,091,226

		12,816,551

CONSUMER FINANCE - 0.22%
Ally Financial Inc.(a)	71,114	1,449,303
Credit Acceptance Corp.(a)(b)	16,908	3,328,678
LendingClub Corp.(a)(b)	133,115	1,761,112
Santander Consumer USA Holdings Inc.(a)	9,748	199,054
SLM Corp.(a)	782,673	5,791,780

		12,529,927

CONTAINERS & PACKAGING - 1.35%
AptarGroup Inc.	23,106	1,524,072
Avery Dennison Corp.	169,047	9,562,989
Ball Corp.	274,889	17,098,096
Bemis Co. Inc.	21,434	848,143
Crown Holdings Inc.(a)	122,344	5,597,238

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Mid-Cap Growth ETF

September 30, 2015

Graphic Packaging Holding Co.	377,702	4,830,808
Owens-Illinois Inc.(a)(b)	19,920	412,742
Packaging Corp. of America	195,111	11,737,878
Sealed Air Corp.	419,161	19,650,268
Silgan Holdings Inc.	80,757	4,202,594
WestRock Co.	49,354	2,538,770

		78,003,598

DISTRIBUTORS - 0.70%
Genuine Parts Co.	281,992	23,374,317
LKQ Corp.(a)	606,593	17,202,977

		40,577,294

DIVERSIFIED CONSUMER SERVICES - 0.63%
H&R Block Inc.	513,220	18,578,564
Service Corp. International/U.S.	402,636	10,911,436
ServiceMaster Global Holdings Inc.(a)	205,160	6,883,118

		36,373,118

DIVERSIFIED FINANCIAL SERVICES - 2.20%
CBOE Holdings Inc.	166,312	11,156,209
Intercontinental Exchange Inc.	79,026	18,570,320
Leucadia National Corp.	87,594	1,774,654
McGraw Hill Financial Inc.	545,871	47,217,842
Moody’s Corp.	354,039	34,766,630
MSCI Inc.	224,090	13,324,391

		126,810,046

DIVERSIFIED TELECOMMUNICATION SERVICES - 0.16%
Level 3 Communications Inc.(a)	68,561	2,995,430
Zayo Group Holdings Inc.(a)(b)	247,957	6,288,190

		9,283,620

ELECTRIC UTILITIES - 0.07%
ITC Holdings Corp.	113,888	3,797,026

		3,797,026

ELECTRICAL EQUIPMENT - 1.29%
Acuity Brands Inc.	86,579	15,201,541
AMETEK Inc.	481,702	25,202,649
Babcock & Wilcox Enterprises Inc.(a)	20,879	350,767
Hubbell Inc. Class B	15,253	1,295,742
Regal Beloit Corp.	4,663	263,226
Rockwell Automation Inc.	268,400	27,234,548
Solarcity Corp.(a)(b)	118,186	5,047,724

		74,596,197

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 1.40%
Amphenol Corp. Class A	616,123	31,397,628
CDW Corp./DE	262,739	10,735,516
Cognex Corp.	174,004	5,980,517
Fitbit Inc.(a)	56,458	2,127,721
FLIR Systems Inc.	176,057	4,927,835
Ingram Micro Inc. Class A	17,162	467,493
IPG Photonics Corp.(a)(b)	69,016	5,243,146
Jabil Circuit Inc.	72,005	1,610,752

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Mid-Cap Growth ETF

September 30, 2015

Keysight Technologies Inc.(a)	283,824	8,753,132
National Instruments Corp.	49,405	1,372,965
Trimble Navigation Ltd.(a)	26,977	442,962
Zebra Technologies Corp. Class A(a)(b)	103,285	7,906,467

		80,966,134

ENERGY EQUIPMENT & SERVICES - 0.19%
FMC Technologies Inc.(a)	300,177	9,305,487
Oceaneering International Inc.	34,486	1,354,610
RPC Inc.	14,090	124,697

		10,784,794

FOOD & STAPLES RETAILING - 0.84%
Rite Aid Corp.(a)	1,172,926	7,119,661
Sprouts Farmers Market Inc.(a)(b)	306,180	6,460,398
Sysco Corp.	369,283	14,390,958
Whole Foods Market Inc.	654,537	20,716,096

		48,687,113

FOOD PRODUCTS - 3.25%
Blue Buffalo Pet Products Inc.(a)	50,050	896,235
Campbell Soup Co.	204,304	10,354,127
ConAgra Foods Inc.	115,719	4,687,777
Flowers Foods Inc.	309,656	7,660,889
Hain Celestial Group Inc. (The)(a)(b)	204,420	10,548,072
Hershey Co. (The)	290,554	26,696,102
Hormel Foods Corp.	266,802	16,891,235
Ingredion Inc.	17,487	1,526,790
Kellogg Co.	448,266	29,832,102
Keurig Green Mountain Inc.	257,609	13,431,733
McCormick & Co. Inc./MD	254,867	20,944,970
Mead Johnson Nutrition Co.	403,975	28,439,840
Pilgrim’s Pride Corp.(b)	13,524	281,029
Tyson Foods Inc. Class A	30,081	1,296,491
WhiteWave Foods Co. (The)(a)	349,130	14,017,569

		187,504,961

HEALTH CARE EQUIPMENT & SUPPLIES - 4.09%
Alere Inc.(a)(b)	109,178	5,256,921
Align Technology Inc.(a)(b)	161,257	9,152,947
Boston Scientific Corp.(a)	208,049	3,414,084
Cooper Companies Inc. (The)	65,595	9,764,472
CR Bard Inc.	148,085	27,589,716
DENTSPLY International Inc.	71,200	3,600,584
DexCom Inc.(a)(b)	158,091	13,573,693
Edwards Lifesciences Corp.(a)	214,524	30,498,877
Hill-Rom Holdings Inc.	103,645	5,388,504
Hologic Inc.(a)(b)	490,397	19,189,235
IDEXX Laboratories Inc.(a)(b)	186,560	13,852,080
Intuitive Surgical Inc.(a)	73,502	33,780,049
ResMed Inc.	280,908	14,315,072
Sirona Dental Systems Inc.(a)	110,682	10,331,058
St. Jude Medical Inc.	316,291	19,954,799
Varian Medical Systems Inc.(a)(b)	198,962	14,679,416
Zimmer Biomet Holdings Inc.	20,956	1,968,397

		236,309,904

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Mid-Cap Growth ETF

September 30, 2015

HEALTH CARE PROVIDERS & SERVICES - 2.60%
Acadia Healthcare Co. Inc.(a)	103,205	6,839,395
AmerisourceBergen Corp.	438,139	41,618,824
Brookdale Senior Living Inc.(a)	78,855	1,810,511
Centene Corp.(a)(b)	237,060	12,855,764
DaVita HealthCare Partners Inc.(a)	101,465	7,338,963
Envision Healthcare Holdings Inc.(a)(b)	370,097	13,615,869
Health Net Inc./CA(a)	25,360	1,527,179
Henry Schein Inc.(a)(b)	166,773	22,134,112
Laboratory Corp. of America Holdings(a)	66,363	7,198,395
LifePoint Health Inc.(a)(b)	8,524	604,352
MEDNAX Inc.(a)	107,774	8,275,965
Patterson Companies Inc.	94,047	4,067,533
Premier Inc.(a)(b)	75,215	2,585,139
Tenet Healthcare Corp.(a)(b)	198,139	7,315,292
Universal Health Services Inc. Class B	32,997	4,118,356
VCA Inc.(a)	154,725	8,146,271

		150,051,920

HEALTH CARE TECHNOLOGY - 1.03%
Allscripts Healthcare Solutions Inc.(a)	112,251	1,391,912
athenahealth Inc.(a)(b)	76,808	10,242,347
Cerner Corp.(a)(b)	597,653	35,835,274
IMS Health Holdings Inc.(a)	266,918	7,767,314
Inovalon Holdings Inc.(a)(b)	50,945	1,061,184
Veeva Systems Inc.(a)(b)	141,265	3,307,014

		59,605,045

HOTELS, RESTAURANTS & LEISURE - 3.89%
Aramark	352,378	10,444,484
Brinker International Inc.	122,088	6,430,375
Chipotle Mexican Grill Inc.(a)(b)	61,930	44,605,082
Choice Hotels International Inc.	70,472	3,357,991
Darden Restaurants Inc.	49,802	3,413,429
Domino’s Pizza Inc.	109,979	11,867,834
Dunkin’ Brands Group Inc.	192,166	9,416,134
Extended Stay America Inc.	118,370	1,986,248
Hilton Worldwide Holdings Inc.	1,035,917	23,763,936
International Game Technology PLC(b)	127,102	1,948,474
Marriott International Inc./MD Class A	417,891	28,500,166
MGM Resorts International(a)(b)	62,391	1,151,114
Norwegian Cruise Line Holdings Ltd.(a)	240,715	13,792,969
Panera Bread Co. Class A(a)(b)	50,570	9,780,744
Six Flags Entertainment Corp.	143,571	6,572,680
Starwood Hotels & Resorts Worldwide Inc.	340,829	22,658,312
Wyndham Worldwide Corp.	239,382	17,211,566
Wynn Resorts Ltd.	143,622	7,629,201

		224,530,739

HOUSEHOLD DURABLES - 2.19%
DR Horton Inc.	271,382	7,967,776
GoPro Inc.(a)(b)	178,196	5,563,279
Harman International Industries Inc.	141,821	13,613,398
Jarden Corp.(a)(b)	420,946	20,575,840
Leggett & Platt Inc.	274,544	11,324,940
Lennar Corp. Class A	136,118	6,551,359
Lennar Corp. Class B	7,466	295,654
Mohawk Industries Inc.(a)	86,403	15,707,201
Newell Rubbermaid Inc.	269,813	10,714,274

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Mid-Cap Growth ETF

September 30, 2015

NVR Inc.(a)(b)	8,097	12,349,706
Tempur Sealy International Inc.(a)(b)	121,872	8,705,317
Toll Brothers Inc.(a)	122,399	4,190,942
TopBuild Corp.(a)	77,615	2,403,737
Tupperware Brands Corp.(b)	93,898	4,647,012
Whirlpool Corp.	11,872	1,748,271

		126,358,706

HOUSEHOLD PRODUCTS - 0.87%
Church & Dwight Co. Inc.	261,013	21,898,991
Clorox Co. (The)	207,466	23,968,547
Spectrum Brands Holdings Inc.	50,361	4,608,535

		50,476,073

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 0.02%
Calpine Corp.(a)	86,318	1,260,243
TerraForm Power Inc.	6,172	87,766

		1,348,009

INDUSTRIAL CONGLOMERATES - 0.25%
Carlisle Companies Inc.	28,325	2,475,039
Roper Technologies Inc.	76,716	12,021,397

		14,496,436

INSURANCE - 1.11%
AmTrust Financial Services Inc.	4,209	265,083
Aon PLC	562,100	49,807,681
Arthur J Gallagher & Co.	186,142	7,683,942
Erie Indemnity Co. Class A	48,272	4,003,680
Markel Corp.(a)	2,874	2,304,545

		64,064,931

INTERNET & CATALOG RETAIL - 1.08%
Expedia Inc.	196,700	23,147,656
Groupon Inc.(a)(b)	988,968	3,224,036
Liberty Interactive Corp. QVC Group Series A(a)	401,092	10,520,643
Liberty Ventures Series A(a)	282,388	11,394,356
TripAdvisor Inc.(a)(b)	223,596	14,091,020

		62,377,711

INTERNET SOFTWARE & SERVICES - 2.71%
Akamai Technologies Inc.(a)(b)	356,117	24,593,440
CoStar Group Inc.(a)(b)	64,585	11,177,080
GoDaddy Inc. Class A(a)(b)	47,250	1,191,173
HomeAway Inc.(a)(b)	60,706	1,611,137
IAC/InterActiveCorp	146,750	9,578,372
LinkedIn Corp. Class A(a)(b)	218,219	41,489,978
Pandora Media Inc.(a)(b)	422,210	9,009,961
Rackspace Hosting Inc.(a)(b)	245,907	6,068,985
Twitter Inc.(a)(b)	1,127,224	30,367,415
VeriSign Inc.(a)	206,211	14,550,248
Yelp Inc.(a)(b)	129,174	2,797,909
Zillow Group Inc. Class A(a)(b)	52,063	1,495,770
Zillow Group Inc. Class C(a)(b)	104,936	2,833,272

		156,764,740

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Mid-Cap Growth ETF

September 30, 2015

IT SERVICES - 5.02%
Alliance Data Systems Corp.(a)(b)	123,753	32,049,552
Black Knight Financial Services Inc. Class A(a)(b)	36,441	1,186,154
Booz Allen Hamilton Holding Corp.	187,628	4,917,730
Broadridge Financial Solutions Inc.	238,914	13,223,890
CoreLogic Inc./U.S.(a)	80,741	3,005,987
DST Systems Inc.	56,655	5,956,707
Fidelity National Information Services Inc.	243,601	16,340,755
Fiserv Inc.(a)(b)	472,246	40,901,226
FleetCor Technologies Inc.(a)	183,108	25,199,323
Gartner Inc.(a)	165,505	13,890,835
Genpact Ltd.(a)(b)	317,676	7,500,330
Global Payments Inc.	132,501	15,201,840
Jack Henry & Associates Inc.	162,935	11,341,905
Leidos Holdings Inc.	11,261	465,192
Paychex Inc.	564,266	26,875,990
Sabre Corp.	226,934	6,168,066
Teradata Corp.(a)(b)	210,694	6,101,698
Total System Services Inc.	329,413	14,965,233
Vantiv Inc. Class A(a)(b)	285,727	12,834,857
VeriFone Systems Inc.(a)	227,156	6,299,036
Western Union Co. (The)(b)	1,029,650	18,904,374
WEX Inc.(a)(b)	77,174	6,701,790

		290,032,470

LEISURE PRODUCTS - 0.63%
Brunswick Corp./DE	136,436	6,533,920
Hasbro Inc.(b)	180,280	13,005,399
Polaris Industries Inc.	132,509	15,883,854
Vista Outdoor Inc.(a)	16,830	747,757

		36,170,930

LIFE SCIENCES TOOLS & SERVICES - 1.05%
Bio-Techne Corp.	30,588	2,828,167
Bruker Corp.(a)	221,760	3,643,517
Charles River Laboratories International Inc.(a)(b)	94,583	6,007,912
Mettler-Toledo International Inc.(a)	55,764	15,878,241
PerkinElmer Inc.	34,972	1,607,313
Quintiles Transnational Holdings Inc.(a)(b)	149,408	10,394,315
VWR Corp.(a)(b)	31,357	805,561
Waters Corp.(a)(b)	164,928	19,496,139

		60,661,165

MACHINERY - 2.88%
Allison Transmission Holdings Inc.	194,921	5,202,442
Donaldson Co. Inc.	245,398	6,890,776
Flowserve Corp.	125,180	5,149,905
Graco Inc.	117,177	7,854,374
IDEX Corp.	141,953	10,121,249
Ingersoll-Rand PLC	36,750	1,865,798
Lincoln Electric Holdings Inc.	139,024	7,289,028
Middleby Corp. (The)(a)	114,256	12,018,589
Nordson Corp.	121,474	7,645,574
PACCAR Inc.	639,684	33,372,314
Parker-Hannifin Corp.	125,192	12,181,182
Snap-on Inc.	115,846	17,485,795
Stanley Black & Decker Inc.	28,245	2,739,200
Toro Co. (The)	111,154	7,840,803
Valmont Industries Inc.	2,496	236,845

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Mid-Cap Growth ETF

September 30, 2015

WABCO Holdings Inc.(a)	108,728	11,397,956
Wabtec Corp./DE	192,660	16,963,713

		166,255,543

MEDIA - 3.00%
AMC Networks Inc. Class A(a)(b)	119,622	8,752,742
Cablevision Systems Corp. Class A	58,267	1,891,929
Charter Communications Inc. Class A(a)(b)	149,500	26,289,575
Cinemark Holdings Inc.	231,402	7,518,251
Clear Channel Outdoor Holdings Inc. Class A(a)	27,750	197,858
Discovery Communications Inc. Class A(a)(b)	282,925	7,364,538
Discovery Communications Inc. Class C NVS(a)	497,312	12,079,708
Interpublic Group of Companies Inc. (The)	823,310	15,749,920
Lions Gate Entertainment Corp.	189,508	6,973,894
Live Nation Entertainment Inc.(a)(b)	290,792	6,990,640
Madison Square Garden Co. (The) Class A(a)(b)	122,768	8,856,484
Morningstar Inc.	38,036	3,052,769
Omnicom Group Inc.	487,261	32,110,500
Regal Entertainment Group Class A(b)	164,993	3,083,719
Scripps Networks Interactive Inc. Class A	182,517	8,978,011
Sirius XM Holdings Inc.(a)(b)	4,583,129	17,140,902
Starz Series A(a)(b)	172,231	6,431,106

		173,462,546

METALS & MINING - 0.12%
Compass Minerals International Inc.	67,300	5,274,301
Royal Gold Inc.	6,733	316,316
Steel Dynamics Inc.	53,950	926,861
Tahoe Resources Inc.	40,252	311,551

		6,829,029

MULTILINE RETAIL - 2.08%
Dillard’s Inc. Class A	5,562	486,063
Dollar General Corp.	605,713	43,877,850
Dollar Tree Inc.(a)(b)	459,189	30,609,539
Macy’s Inc.	491,215	25,209,154
Nordstrom Inc.	279,930	20,073,780
Sears Holdings Corp.(a)(b)	2,700	61,020

		120,317,406

OIL, GAS & CONSUMABLE FUELS - 0.67%
Cabot Oil & Gas Corp.	824,855	18,031,330
Continental Resources Inc./OK(a)(b)	56,242	1,629,331
CVR Energy Inc.	10,576	434,145
HollyFrontier Corp.	57,903	2,827,982
Memorial Resource Development Corp.(a)(b)	164,636	2,894,301
ONEOK Inc.	187,595	6,040,559
Range Resources Corp.	22,548	724,242
Targa Resources Corp.	54,314	2,798,257
Teekay Corp.	36,242	1,074,213
Tesoro Corp.	15,337	1,491,370
World Fuel Services Corp.	26,305	941,719

		38,887,449

PAPER & FOREST PRODUCTS - 0.52%
International Paper Co.	797,503	30,137,638

		30,137,638

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Mid-Cap Growth ETF

September 30, 2015

PERSONAL PRODUCTS - 0.21%
Coty Inc. Class A	166,098	4,494,612
Herbalife Ltd.(a)(b)	124,781	6,800,564
Nu Skin Enterprises Inc. Class A	24,711	1,020,070

		12,315,246

PHARMACEUTICALS - 1.50%
Akorn Inc.(a)	156,528	4,461,831
Endo International PLC(a)	149,753	10,374,888
Jazz Pharmaceuticals PLC(a)	121,767	16,171,875
Mallinckrodt PLC(a)	92,042	5,885,166
Perrigo Co. PLC	54,027	8,496,826
Zoetis Inc.	997,128	41,061,731

		86,452,317

PROFESSIONAL SERVICES - 1.81%
Dun & Bradstreet Corp. (The)	21,385	2,245,425
Equifax Inc.	237,346	23,065,284
IHS Inc. Class A(a)	117,378	13,615,848
Nielsen Holdings PLC	505,766	22,491,414
Robert Half International Inc.	269,247	13,774,677
Towers Watson & Co. Class A	24,611	2,888,839
TransUnion(a)	50,172	1,260,160
Verisk Analytics Inc. Class A(a)	337,204	24,922,748

		104,264,395

REAL ESTATE INVESTMENT TRUSTS (REITS) - 4.09%
Boston Properties Inc.	279,333	33,073,027
Columbia Property Trust Inc.	29,930	694,376
Crown Castle International Corp.(b)	665,658	52,500,447
Digital Realty Trust Inc.(b)	155,648	10,166,927
Empire State Realty Trust Inc. Class A	104,467	1,779,073
Equinix Inc.(b)	113,524	31,037,462
Equity Lifestyle Properties Inc.	168,221	9,852,704
Extra Space Storage Inc.	244,856	18,893,089
Federal Realty Investment Trust(b)	136,960	18,688,192
Gaming and Leisure Properties Inc.(b)	23,517	698,455
Healthcare Trust of America Inc. Class A(b)	24,057	589,637
Iron Mountain Inc.(b)	164,520	5,103,410
Lamar Advertising Co. Class A(b)	161,714	8,438,237
Omega Healthcare Investors Inc.(b)	98,937	3,477,636
Plum Creek Timber Co. Inc.(b)	143,838	5,683,039
Post Properties Inc.	36,516	2,128,518
Tanger Factory Outlet Centers Inc.	191,385	6,309,963
Taubman Centers Inc.	44,425	3,068,879
Welltower Inc.	315,383	21,357,737
Weyerhaeuser Co.	89,063	2,434,982

		235,975,790

REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.61%
CBRE Group Inc. Class A(a)	570,411	18,253,152
Howard Hughes Corp. (The)(a)(b)	31,885	3,658,485
Jones Lang LaSalle Inc.	65,221	9,376,823
Realogy Holdings Corp.(a)(b)	106,513	4,008,084

		35,296,544

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Mid-Cap Growth ETF

September 30, 2015

ROAD & RAIL - 0.96%
AMERCO	6,989	2,749,962
Avis Budget Group Inc.(a)(b)	211,313	9,230,152
Genesee & Wyoming Inc. Class A(a)(b)	41,341	2,442,426
Hertz Global Holdings Inc.(a)(b)	809,038	13,535,206
JB Hunt Transport Services Inc.	183,344	13,090,761
Landstar System Inc.	88,702	5,629,916
Old Dominion Freight Line Inc.(a)	139,374	8,501,814

		55,180,237

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.69%
Altera Corp.	186,998	9,364,860
Analog Devices Inc.	572,178	32,276,561
Applied Materials Inc.	1,454,154	21,361,522
Atmel Corp.	833,476	6,726,151
Freescale Semiconductor Ltd.(a)	202,234	7,397,720
KLA-Tencor Corp.	318,825	15,941,250
Lam Research Corp.	225,344	14,721,723
Linear Technology Corp.	477,533	19,268,457
Maxim Integrated Products Inc.	195,655	6,534,877
Microchip Technology Inc.	416,945	17,966,160
ON Semiconductor Corp.(a)(b)	791,094	7,436,284
Qorvo Inc.(a)	297,887	13,419,809
Skyworks Solutions Inc.	381,139	32,095,715
SunEdison Inc.(a)(b)	498,627	3,580,142
SunPower Corp.(a)(b)	8,041	161,142
Xilinx Inc.	119,057	5,048,017

		213,300,390

SOFTWARE - 5.66%
ANSYS Inc.(a)(b)	33,832	2,981,952
Autodesk Inc.(a)	337,233	14,885,465
Cadence Design Systems Inc.(a)(b)	583,253	12,061,672
CDK Global Inc.	319,631	15,271,969
Citrix Systems Inc.(a)(b)	319,676	22,147,153
Electronic Arts Inc.(a)	627,467	42,510,889
FactSet Research Systems Inc.	83,250	13,304,183
FireEye Inc.(a)(b)	275,468	8,765,392
Fortinet Inc.(a)	284,623	12,090,785
Intuit Inc.	549,798	48,794,573
King Digital Entertainment PLC(b)	161,187	2,182,472
NetSuite Inc.(a)(b)	79,778	6,693,374
PTC Inc.(a)	229,615	7,287,980
Red Hat Inc.(a)(b)	365,624	26,281,053
ServiceNow Inc.(a)(b)	306,735	21,302,746
SolarWinds Inc.(a)(b)	133,300	5,230,692
Solera Holdings Inc.	134,034	7,237,836
Splunk Inc.(a)(b)	249,812	13,827,094
SS&C Technologies Holdings Inc.	145,086	10,161,823
Synopsys Inc.(a)(b)	22,738	1,050,041
Tableau Software Inc. Class A(a)(b)	98,951	7,894,311
Ultimate Software Group Inc. (The)(a)(b)	56,942	10,193,187
Workday Inc. Class A(a)(b)	211,489	14,563,133

		326,719,775

SPECIALTY RETAIL - 7.30%
Aaron’s Inc.	18,809	679,193
Advance Auto Parts Inc.	145,905	27,653,375
AutoNation Inc.(a)	145,497	8,465,016

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Mid-Cap Growth ETF

September 30, 2015

AutoZone Inc.(a)	62,308	45,100,400
Bed Bath & Beyond Inc.(a)	341,661	19,481,510
Cabela’s Inc.(a)(b)	9,405	428,868
CarMax Inc.(a)(b)	417,287	24,753,465
CST Brands Inc.	126,631	4,262,399
Dick’s Sporting Goods Inc.	126,586	6,279,932
DSW Inc. Class A	8,634	218,527
Foot Locker Inc.	241,224	17,360,891
Gap Inc. (The)	475,066	13,539,381
GNC Holdings Inc. Class A	172,939	6,990,194
L Brands Inc.	493,526	44,481,498
Michaels Companies Inc. (The)(a)	124,901	2,885,213
Murphy USA Inc.(a)	5,413	297,444
O’Reilly Automotive Inc.(a)	201,424	50,356,000
Office Depot Inc.(a)	193,395	1,241,596
Penske Automotive Group Inc.	31,839	1,542,281
Ross Stores Inc.	825,261	40,000,401
Sally Beauty Holdings Inc.(a)	314,878	7,478,353
Signet Jewelers Ltd.	160,106	21,795,230
Tiffany & Co.	169,742	13,107,477
Tractor Supply Co.	272,098	22,943,303
Ulta Salon Cosmetics & Fragrance Inc.(a)	128,124	20,929,055
Urban Outfitters Inc.(a)(b)	183,708	5,397,341
Williams-Sonoma Inc.	182,681	13,947,694

		421,616,037

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.11%
3D Systems Corp.(a)(b)	82,444	952,228
NetApp Inc.	176,454	5,223,039

		6,175,267

TEXTILES, APPAREL & LUXURY GOODS - 2.04%
Carter’s Inc.	104,647	9,485,204
Coach Inc.	77,512	2,242,422
Fossil Group Inc.(a)(b)	68,689	3,838,341
Hanesbrands Inc.	801,098	23,183,776
Kate Spade & Co.(a)(b)	254,425	4,862,062
lululemon athletica Inc.(a)(b)	222,299	11,259,444
Michael Kors Holdings Ltd.(a)(b)	396,185	16,734,854
Ralph Lauren Corp.	6,454	762,605
Skechers U.S.A. Inc. Class A(a)	81,533	10,931,945
Under Armour Inc. Class A(a)(b)	356,264	34,479,230

		117,779,883

TRADING COMPANIES & DISTRIBUTORS - 1.38%
Air Lease Corp.	10,659	329,576
Fastenal Co.(b)	586,275	21,463,528
HD Supply Holdings Inc.(a)	339,590	9,719,066
MSC Industrial Direct Co. Inc. Class A	29,041	1,772,372
United Rentals Inc.(a)(b)	193,235	11,603,762
Watsco Inc.	51,984	6,159,064
WW Grainger Inc.	133,460	28,695,235

		79,742,603

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Mid-Cap Growth ETF

September 30, 2015

WIRELESS TELECOMMUNICATION SERVICES - 0.23%
SBA Communications Corp. Class A(a)	127,218	13,324,813

		13,324,813

TOTAL COMMON STOCKS (Cost: $5,166,275,260)		5,767,519,265

SHORT-TERM INVESTMENTS - 8.81%

MONEY MARKET FUNDS - 8.81%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%(c)(d)(e)	465,950,333	465,950,333
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%(c)(d)(e)	25,540,412	25,540,412
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(c)(d)	17,054,434	17,054,434

		508,545,179

TOTAL SHORT-TERM INVESTMENTS (Cost: $508,545,179)		508,545,179

TOTAL INVESTMENTS IN SECURITIES - 108.68% (Cost: $5,674,820,439)		6,276,064,444

Other Assets, Less Liabilities - (8.68)%		(501,056,783)

NET ASSETS - 100.00%		$5,775,007,661

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 1.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of September 30, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini	12	Dec. 2015	Chicago Mercantile	$1,145,220	$(14,612)
S&P MidCap 400 E-Mini	37	Dec. 2015	Chicago Mercantile	5,042,730	(132,355)

Net unrealized depreciation					$(146,967)

See notes to financial statements.

Schedule of Investments (Unaudited)

iShares® Russell Mid-Cap Value ETF

September 30, 2015

Security	Shares	Value
COMMON STOCKS - 99.74%

AEROSPACE & DEFENSE - 0.89%
BWX Technologies Inc.	180,312	$4,753,024
L-3 Communications Holdings Inc.	172,797	18,060,743
Orbital ATK Inc.	126,994	9,127,059
Spirit AeroSystems Holdings Inc. Class A(a)	22,856	1,104,859
Textron Inc.	450,289	16,948,878
Triumph Group Inc.	103,540	4,356,963

		54,351,526

AIRLINES - 0.22%
Copa Holdings SA Class A(b)	69,218	2,902,311
JetBlue Airways Corp.(a)(b)	412,163	10,621,440

		13,523,751

AUTO COMPONENTS - 0.42%
Gentex Corp.	309,537	4,797,824
Goodyear Tire & Rubber Co. (The)	566,285	16,609,139
Lear Corp.	39,772	4,326,398

		25,733,361

AUTOMOBILES - 0.18%
Harley-Davidson Inc.	197,787	10,858,506

		10,858,506

BANKS - 6.01%
Associated Banc-Corp.	320,555	5,760,373
Bank of Hawaii Corp.	91,687	5,821,208
BankUnited Inc.	217,039	7,759,144
BOK Financial Corp.	59,449	3,846,945
CIT Group Inc.	365,188	14,618,476
Citizens Financial Group Inc.	654,336	15,612,457
City National Corp./CA	100,894	8,884,726
Comerica Inc.	373,491	15,350,480
Commerce Bancshares Inc./MO	172,843	7,874,727
Cullen/Frost Bankers Inc.	113,777	7,233,942
East West Bancorp Inc.	301,841	11,596,731
Fifth Third Bancorp	1,699,100	32,129,981
First Horizon National Corp.	490,101	6,949,632
First Niagara Financial Group Inc.	746,081	7,617,487
First Republic Bank/CA	298,438	18,732,953
Huntington Bancshares Inc./OH	1,696,353	17,981,342
KeyCorp	1,779,701	23,153,910
M&T Bank Corp.	278,948	34,017,709
PacWest Bancorp	213,754	9,150,809
People’s United Financial Inc.	648,664	10,203,485
Popular Inc.	217,526	6,575,811
Regions Financial Corp.	2,811,941	25,335,588
Signature Bank/New York NY(a)	8,907	1,225,247
SunTrust Banks Inc.	1,082,901	41,410,134
SVB Financial Group(a)	40,064	4,628,994
Synovus Financial Corp.	279,554	8,274,798
TCF Financial Corp.	355,126	5,383,710
Zions BanCorp.	426,404	11,743,166

		368,873,965

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Mid-Cap Value ETF

September 30, 2015

BEVERAGES - 0.43%
Brown-Forman Corp. Class A	4,022	430,314
Brown-Forman Corp. Class B	18,495	1,792,165
Molson Coors Brewing Co. Class B	289,289	24,016,773

		26,239,252

BIOTECHNOLOGY - 0.09%
Alkermes PLC(a)	53,553	3,141,954
Alnylam Pharmaceuticals Inc.(a)	28,472	2,288,010

		5,429,964

BUILDING PRODUCTS - 0.36%
Armstrong World Industries Inc.(a)	30,455	1,453,922
Fortune Brands Home & Security Inc.	217,446	10,322,161
Owens Corning	247,535	10,374,192

		22,150,275

CAPITAL MARKETS - 1.75%
Ameriprise Financial Inc.	63,578	6,938,267
E*TRADE Financial Corp.(a)	608,283	16,016,092
Interactive Brokers Group Inc. Class A	110,588	4,364,908
Invesco Ltd.	790,635	24,691,531
Legg Mason Inc.	138,101	5,746,383
Northern Trust Corp.	489,566	33,368,819
Raymond James Financial Inc.	268,091	13,305,356
TD Ameritrade Holding Corp.	83,369	2,654,469
Waddell & Reed Financial Inc. Class A	10,938	380,314

		107,466,139

CHEMICALS - 2.22%
Airgas Inc.	110,424	9,864,176
Albemarle Corp.	235,281	10,375,892
Ashland Inc.	128,321	12,911,659
Cabot Corp.	133,579	4,215,753
Celanese Corp. Series A	298,682	17,673,014
Cytec Industries Inc.	135,145	9,980,458
Eastman Chemical Co.	234,242	15,160,142
FMC Corp.	77,684	2,634,265
Huntsman Corp.	158,415	1,535,041
Mosaic Co. (The)	730,945	22,739,699
Platform Specialty Products Corp.(a)	232,514	2,941,302
Scotts Miracle-Gro Co. (The) Class A	9,652	587,035
Sigma-Aldrich Corp.	153,388	21,308,661
Westlake Chemical Corp.	84,665	4,393,267

		136,320,364

COMMERCIAL SERVICES & SUPPLIES - 1.06%
ADT Corp. (The)(b)	359,292	10,742,831
Clean Harbors Inc.(a)	39,721	1,746,533
KAR Auction Services Inc.	197,793	7,021,652
Pitney Bowes Inc.	259,965	5,160,305
Republic Services Inc.	508,686	20,957,863
RR Donnelley & Sons Co.	208,979	3,042,734
Tyco International PLC	111,718	3,738,084
Waste Connections Inc.	259,835	12,622,784

		65,032,786

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Mid-Cap Value ETF

September 30, 2015

COMMUNICATIONS EQUIPMENT - 0.99%
ARRIS Group Inc.(a)	238,017	6,181,302
Brocade Communications Systems Inc.	876,971	9,102,959
CommScope Holding Co. Inc.(a)	123,455	3,707,354
EchoStar Corp. Class A(a)(b)	92,849	3,995,292
Harris Corp.	215,750	15,782,113
Juniper Networks Inc.	681,775	17,528,435
Lumentum Holdings Inc.(a)(b)	98,171	1,663,998
Viavi Solutions Inc.(a)(b)	490,535	2,634,173

		60,595,626

CONSTRUCTION & ENGINEERING - 0.85%
AECOM(a)(b)	273,968	7,536,860
Chicago Bridge & Iron Co. NV(b)	205,581	8,153,342
Fluor Corp.	307,551	13,024,785
Jacobs Engineering Group Inc.(a)	263,540	9,864,302
KBR Inc.	303,335	5,053,561
Quanta Services Inc.(a)(b)	344,199	8,333,058

		51,965,908

CONSTRUCTION MATERIALS - 0.65%
Martin Marietta Materials Inc.	121,758	18,501,128
Vulcan Materials Co.	241,855	21,573,466

		40,074,594

CONSUMER FINANCE - 0.74%
Ally Financial Inc.(a)	935,453	19,064,532
Navient Corp.	815,607	9,167,423
Santander Consumer USA Holdings Inc.(a)	176,584	3,605,845
SLM Corp.(a)	71,300	527,620
Springleaf Holdings Inc.(a)(b)	109,634	4,793,198
Synchrony Financial(a)	269,565	8,437,385

		45,596,003

CONTAINERS & PACKAGING - 1.08%
AptarGroup Inc.	107,084	7,063,261
Avery Dennison Corp.	13,362	755,888
Bemis Co. Inc.	182,222	7,210,525
Crown Holdings Inc.(a)	163,645	7,486,759
Graphic Packaging Holding Co.	292,930	3,746,575
Owens-Illinois Inc.(a)(b)	317,468	6,577,937
Sonoco Products Co.	211,760	7,991,822
WestRock Co.	496,044	25,516,503

		66,349,270

DISTRIBUTORS - 0.03%
Genuine Parts Co.	22,654	1,877,790

		1,877,790

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Mid-Cap Value ETF

September 30, 2015

DIVERSIFIED CONSUMER SERVICES - 0.09%
Graham Holdings Co. Class B	7,335	4,232,295
H&R Block Inc.	37,468	1,356,342

		5,588,637

DIVERSIFIED FINANCIAL SERVICES - 1.29%
Intercontinental Exchange Inc.	150,379	35,337,561
Leucadia National Corp.	597,083	12,096,902
Nasdaq Inc.	242,822	12,949,697
Voya Financial Inc.	480,371	18,623,984

		79,008,144

DIVERSIFIED TELECOMMUNICATION SERVICES - 1.07%
CenturyLink Inc.	1,182,660	29,708,419
Frontier Communications Corp.	2,451,510	11,644,673
Level 3 Communications Inc.(a)	534,578	23,355,713
Zayo Group Holdings Inc.(a)(b)	40,589	1,029,337

		65,738,142

ELECTRIC UTILITIES - 4.65%
Edison International	683,472	43,106,579
Entergy Corp.	376,624	24,518,222
Eversource Energy	666,372	33,731,751
FirstEnergy Corp.	885,360	27,720,622
Great Plains Energy Inc.	324,170	8,759,073
Hawaiian Electric Industries Inc.	225,764	6,477,169
ITC Holdings Corp.	205,762	6,860,105
OGE Energy Corp.	418,586	11,452,513
Pepco Holdings Inc.	531,023	12,861,377
Pinnacle West Capital Corp.	232,373	14,904,404
PPL Corp.	1,401,518	46,095,927
Westar Energy Inc.	296,406	11,393,847
Xcel Energy Inc.	1,063,399	37,654,959

		285,536,548

ELECTRICAL EQUIPMENT - 0.25%
Babcock & Wilcox Enterprises Inc.(a)	89,608	1,505,414
Hubbell Inc. Class B	105,292	8,944,556
Regal Beloit Corp.	89,165	5,033,364

		15,483,334

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 1.01%
Arrow Electronics Inc.(a)(b)	200,784	11,099,339
Avnet Inc.	284,936	12,161,068
Dolby Laboratories Inc. Class A	104,213	3,397,344
Fitbit Inc.(a)	28,836	1,086,736
FLIR Systems Inc.	109,021	3,051,498
Ingram Micro Inc. Class A	309,596	8,433,395
Jabil Circuit Inc.	331,502	7,415,700
Keysight Technologies Inc.(a)	56,256	1,734,935
National Instruments Corp.	184,421	5,125,060
Trimble Navigation Ltd.(a)	515,123	8,458,320

		61,963,395

ENERGY EQUIPMENT & SERVICES - 2.21%
Cameron International Corp.(a)	401,552	24,623,169
Diamond Offshore Drilling Inc.(b)	135,532	2,344,704
Dril-Quip Inc.(a)(b)	81,926	4,769,732
Ensco PLC Class A	491,618	6,921,981

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Mid-Cap Value ETF

September 30, 2015

FMC Technologies Inc.(a)(b)	169,471	5,253,601
Frank’s International NV	72,344	1,109,033
Helmerich & Payne Inc.	202,167	9,554,412
Nabors Industries Ltd.	693,226	6,550,986
National Oilwell Varco Inc.	813,686	30,635,278
Noble Corp. PLC	508,472	5,547,429
Oceaneering International Inc.	171,149	6,722,733
Patterson-UTI Energy Inc.	308,791	4,057,514
Rowan Companies PLC Class A	262,643	4,241,684
RPC Inc.	105,472	933,427
Seadrill Ltd.(b)	785,592	4,634,993
Superior Energy Services Inc.	316,296	3,994,818
Weatherford International PLC(a)(b)	1,625,597	13,785,063

		135,680,557

FOOD & STAPLES RETAILING - 0.66%
Rite Aid Corp.(a)(b)	843,568	5,120,457
Sysco Corp.	856,974	33,396,277
Whole Foods Market Inc.	63,026	1,994,773

		40,511,507

FOOD PRODUCTS - 2.35%
Blue Buffalo Pet Products Inc.(a)	28,958	518,545
Bunge Ltd.	301,290	22,084,557
Campbell Soup Co.	150,381	7,621,309
ConAgra Foods Inc.	774,045	31,356,563
Flowers Foods Inc.	39,694	982,030
Ingredion Inc.	131,172	11,452,627
JM Smucker Co. (The)	251,036	28,640,697
Kellogg Co.	52,614	3,501,462
Pilgrim’s Pride Corp.(b)	120,335	2,500,561
Pinnacle Foods Inc.	244,579	10,242,968
Tyson Foods Inc. Class A	586,827	25,292,244

		144,193,563

GAS UTILITIES - 0.92%
AGL Resources Inc.	251,643	15,360,289
Atmos Energy Corp.	211,943	12,330,844
National Fuel Gas Co.	177,154	8,854,157
Questar Corp.	369,181	7,165,803
UGI Corp.	361,955	12,603,273

		56,314,366

HEALTH CARE EQUIPMENT & SUPPLIES - 1.96%
Alere Inc.(a)(b)	63,775	3,070,766
Boston Scientific Corp.(a)	2,593,032	42,551,655
Cooper Companies Inc. (The)	32,264	4,802,819
DENTSPLY International Inc.	218,175	11,033,110
Hill-Rom Holdings Inc.	9,628	500,560
St. Jude Medical Inc.	257,212	16,227,505
Teleflex Inc.	87,095	10,818,070
Zimmer Biomet Holdings Inc.	335,310	31,495,668

		120,500,153

HEALTH CARE PROVIDERS & SERVICES - 1.87%
Brookdale Senior Living Inc.(a)	302,959	6,955,939
Community Health Systems Inc.(a)	247,674	10,593,017
DaVita HealthCare Partners Inc.(a)	263,539	19,061,776

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Mid-Cap Value ETF

September 30, 2015

Health Net Inc./CA(a)	135,174	8,140,178
Laboratory Corp. of America Holdings(a)	140,926	15,286,243
LifePoint Health Inc.(a)	83,979	5,954,111
MEDNAX Inc.(a)	83,167	6,386,394
Patterson Companies Inc.	82,141	3,552,598
Quest Diagnostics Inc.	301,350	18,523,985
Universal Health Services Inc. Class B	157,963	19,715,362
VCA Inc.(a)	9,833	517,707

		114,687,310

HEALTH CARE TECHNOLOGY - 0.05%
Allscripts Healthcare Solutions Inc.(a)(b)	262,584	3,256,042

		3,256,042

HOTELS, RESTAURANTS & LEISURE - 1.21%
Aramark	34,386	1,019,201
Darden Restaurants Inc.	211,412	14,490,178
Hyatt Hotels Corp. Class A(a)(b)	71,771	3,380,414
International Game Technology PLC	64,475	988,402
MGM Resorts International(a)(b)	868,974	16,032,570
Norwegian Cruise Line Holdings Ltd.(a)	22,296	1,277,561
Royal Caribbean Cruises Ltd.	360,789	32,142,692
Wendy’s Co. (The)	454,725	3,933,371
Wynn Resorts Ltd.	19,480	1,034,778

		74,299,167

HOUSEHOLD DURABLES - 1.56%
DR Horton Inc.	403,648	11,851,105
Garmin Ltd.	248,532	8,917,328
Lennar Corp. Class A	221,756	10,673,116
Lennar Corp. Class B	12,336	488,506
Mohawk Industries Inc.(a)	38,662	7,028,365
Newell Rubbermaid Inc.	279,574	11,101,884
PulteGroup Inc.	765,006	14,435,663
Toll Brothers Inc.(a)	239,946	8,215,751
Tupperware Brands Corp.	5,641	279,173
Whirlpool Corp.	152,452	22,450,082

		95,440,973

HOUSEHOLD PRODUCTS - 0.19%
Clorox Co. (The)	57,075	6,593,875
Energizer Holdings Inc.	130,750	5,061,332

		11,655,207

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 0.59%
AES Corp./VA	1,431,892	14,018,223
Calpine Corp.(a)	690,216	10,077,154
NRG Energy Inc.	699,815	10,392,253
TerraForm Power Inc.	115,248	1,638,826

		36,126,456

INDUSTRIAL CONGLOMERATES - 0.49%
Carlisle Companies Inc.	106,803	9,332,446
Roper Technologies Inc.	130,123	20,390,274

		29,722,720

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Mid-Cap Value ETF

September 30, 2015

INSURANCE - 8.59%
Alleghany Corp.(a)	33,570	15,714,453
Allied World Assurance Co. Holdings AG	200,321	7,646,253
American Financial Group Inc./OH	144,722	9,972,793
American National Insurance Co.	15,153	1,479,539
AmTrust Financial Services Inc.	76,206	4,799,454
Arch Capital Group Ltd.(a)(b)	260,224	19,118,657
Arthur J Gallagher & Co.	156,875	6,475,800
Aspen Insurance Holdings Ltd.	129,481	6,016,982
Assurant Inc.	142,516	11,260,189
Assured Guaranty Ltd.	316,703	7,917,575
Axis Capital Holdings Ltd.(b)	211,717	11,373,437
Brown & Brown Inc.	243,166	7,530,851
Cincinnati Financial Corp.	344,833	18,552,015
CNA Financial Corp.	56,241	1,964,498
Endurance Specialty Holdings Ltd.	130,610	7,971,128
Everest Re Group Ltd.(b)	93,171	16,150,261
FNF Group	588,383	20,869,945
Genworth Financial Inc. Class A(a)	1,044,664	4,826,348
Hanover Insurance Group Inc. (The)	92,896	7,218,019
Hartford Financial Services Group Inc. (The)	880,914	40,328,243
HCC Insurance Holdings Inc.	200,793	15,555,434
Lincoln National Corp.	530,816	25,192,527
Loews Corp.	653,130	23,604,118
Markel Corp.(a)	26,246	21,045,618
Mercury General Corp.	54,424	2,748,956
Old Republic International Corp.	548,090	8,572,128
PartnerRe Ltd.	100,159	13,910,082
Principal Financial Group Inc.	617,579	29,236,190
ProAssurance Corp.	115,699	5,677,350
Progressive Corp. (The)	1,230,814	37,712,141
Reinsurance Group of America Inc.	138,899	12,582,860
RenaissanceRe Holdings Ltd.	96,639	10,274,659
StanCorp Financial Group Inc.	88,572	10,114,922
Torchmark Corp.	264,596	14,923,214
Unum Group	523,502	16,793,944
Validus Holdings Ltd.	177,722	8,009,931
White Mountains Insurance Group Ltd.(b)	12,575	9,397,298
WR Berkley Corp.	203,952	11,088,870
XL Group PLC	643,302	23,364,729

		526,991,411

INTERNET & CATALOG RETAIL - 0.24%
Liberty Interactive Corp. QVC Group Series A(a)	569,154	14,928,909

		14,928,909

INTERNET SOFTWARE & SERVICES - 0.11%
HomeAway Inc.(a)(b)	135,755	3,602,938
Zillow Group Inc. Class A(a)(b)	37,045	1,064,303
Zillow Group Inc. Class C(a)(b)	74,148	2,001,996

		6,669,237

IT SERVICES - 1.62%
Amdocs Ltd.	324,394	18,451,531
Black Knight Financial Services Inc. Class A(a)(b)	5,324	173,296
Booz Allen Hamilton Holding Corp.	15,728	412,231
Computer Sciences Corp.	291,155	17,871,094
CoreLogic Inc./U.S.(a)	104,719	3,898,688
DST Systems Inc.	17,424	1,831,959

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Mid-Cap Value ETF

September 30, 2015

Fidelity National Information Services Inc.	338,380	22,698,531
Leidos Holdings Inc.	128,243	5,297,718
Paychex Inc.	87,434	4,164,482
Teradata Corp.(a)(b)	76,329	2,210,488
Xerox Corp.	2,316,006	22,534,738

		99,544,756

LEISURE PRODUCTS - 0.42%
Brunswick Corp./DE	50,991	2,441,959
Hasbro Inc.	43,821	3,161,247
Mattel Inc.	709,877	14,950,010
Vista Outdoor Inc.(a)	116,863	5,192,223

		25,745,439

LIFE SCIENCES TOOLS & SERVICES - 0.93%
Agilent Technologies Inc.	698,607	23,983,178
Bio-Rad Laboratories Inc. Class A(a)(b)	43,399	5,828,920
Bio-Techne Corp.	45,813	4,235,870
PerkinElmer Inc.	200,717	9,224,953
QIAGEN NV(a)	486,846	12,560,627
Quintiles Transnational Holdings Inc.(a)	8,770	610,129
VWR Corp.(a)(b)	28,963	744,059

		57,187,736

MACHINERY - 3.34%
AGCO Corp.	159,366	7,431,237
Allison Transmission Holdings Inc.	172,752	4,610,751
Colfax Corp.(a)(b)	210,752	6,303,592
Crane Co.	101,200	4,716,932
Donaldson Co. Inc.	28,559	801,937
Dover Corp.	336,487	19,240,327
Flowserve Corp.	150,829	6,205,105
IDEX Corp.	14,347	1,022,941
Ingersoll-Rand PLC	516,475	26,221,436
ITT Corp.	187,397	6,264,682
Joy Global Inc.(b)	204,737	3,056,723
Kennametal Inc.	166,813	4,151,976
Lincoln Electric Holdings Inc.	12,489	654,798
Manitowoc Co. Inc. (The)(b)	286,385	4,295,775
Oshkosh Corp.	164,361	5,971,235
PACCAR Inc.	71,711	3,741,163
Parker-Hannifin Corp.	159,158	15,486,073
Pentair PLC	376,888	19,236,363
SPX Corp.	86,187	1,027,349
SPX FLOW Inc.(a)	86,281	2,970,655
Stanley Black & Decker Inc.	292,827	28,398,362
Terex Corp.	220,977	3,964,327
Timken Co. (The)	163,433	4,492,773
Trinity Industries Inc.	325,191	7,372,080
Valmont Industries Inc.	46,837	4,444,363
Xylem Inc./NY	380,575	12,501,889

		204,584,844

MARINE - 0.12%
Kirby Corp.(a)(b)	117,094	7,253,973

		7,253,973

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Mid-Cap Value ETF

September 30, 2015

MEDIA - 1.43%
Cable One Inc.(a)(b)	7,299	3,061,346
Cablevision Systems Corp. Class A	363,756	11,811,157
Clear Channel Outdoor Holdings Inc. Class A(a)	45,962	327,709
Discovery Communications Inc. Class A(a)(b)	29,341	763,746
Discovery Communications Inc. Class C NVS(a)(b)	51,689	1,255,526
Gannett Co. Inc.	237,471	3,497,948
John Wiley & Sons Inc. Class A	97,426	4,874,223
Liberty Broadband Corp. Class A(a)	54,713	2,814,437
Liberty Broadband Corp. Class C(a)	139,439	7,135,094
Liberty Media Corp. Class A(a)	219,654	7,846,041
Liberty Media Corp. Class C(a)	420,740	14,498,700
News Corp. Class A	804,338	10,150,745
News Corp. Class B	254,778	3,266,254
TEGNA Inc.	476,038	10,658,491
Tribune Media Co.	169,403	6,030,747

		87,992,164

METALS & MINING - 2.01%
Alcoa Inc.	2,747,395	26,539,836
Allegheny Technologies Inc.	229,839	3,259,117
Freeport-McMoRan Inc.	2,382,129	23,082,830
Newmont Mining Corp.	1,110,003	17,837,748
Nucor Corp.	669,513	25,140,213
Reliance Steel & Aluminum Co.	155,904	8,420,375
Royal Gold Inc.	128,942	6,057,695
Steel Dynamics Inc.	451,165	7,751,015
Tahoe Resources Inc.	295,359	2,286,079
U.S. Steel Corp.(b)	306,462	3,193,334

		123,568,242

MULTI-UTILITIES - 5.37%
Alliant Energy Corp.	237,054	13,865,289
Ameren Corp.	509,045	21,517,332
CenterPoint Energy Inc.	902,631	16,283,463
CMS Energy Corp.	580,726	20,511,242
Consolidated Edison Inc.	614,386	41,071,704
DTE Energy Co.	376,208	30,235,837
MDU Resources Group Inc.	409,231	7,038,773
NiSource Inc.	665,868	12,351,851
Public Service Enterprise Group Inc.	1,061,175	44,739,138
SCANA Corp.	299,859	16,870,067
Sempra Energy	519,354	50,231,919
TECO Energy Inc.	493,348	12,955,319
Vectren Corp.	173,618	7,293,692
WEC Energy Group Inc.	662,270	34,583,740

		329,549,366

MULTILINE RETAIL - 0.65%
Dillard’s Inc. Class A	41,477	3,624,675
JC Penney Co. Inc.(a)(b)	641,589	5,960,362
Kohl’s Corp.	425,478	19,703,886
Macy’s Inc.	199,994	10,263,692
Sears Holdings Corp.(a)(b)	24,814	560,797

		40,113,412

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Mid-Cap Value ETF

September 30, 2015

OIL, GAS & CONSUMABLE FUELS - 6.57%
Antero Resources Corp.(a)(b)	145,875	3,086,715
California Resources Corp.	659,451	1,714,573
Cheniere Energy Inc.(a)	496,311	23,971,821
Chesapeake Energy Corp.(b)	1,230,409	9,018,898
Cimarex Energy Co.	198,409	20,332,954
Cobalt International Energy Inc.(a)	770,805	5,457,299
Columbia Pipeline Group Inc.	665,939	12,180,024
Concho Resources Inc.(a)	251,776	24,749,581
CONSOL Energy Inc.(b)	479,809	4,702,128
Continental Resources Inc./OK(a)(b)	120,393	3,487,785
CVR Energy Inc.	21,416	879,127
Denbury Resources Inc.(b)	745,837	1,819,842
Diamondback Energy Inc.(a)(b)	139,668	9,022,553
Energen Corp.	165,351	8,244,401
EP Energy Corp. Class A(a)(b)	72,147	371,557
EQT Corp.	319,614	20,701,399
Golar LNG Ltd.(b)	188,670	5,260,120
Gulfport Energy Corp.(a)	227,263	6,745,166
Hess Corp.	528,934	26,478,436
HollyFrontier Corp.	347,643	16,978,884
Kosmos Energy Ltd.(a)(b)	331,081	1,847,432
Laredo Petroleum Inc.(a)(b)	258,467	2,437,344
Marathon Oil Corp.	1,416,035	21,806,939
Murphy Oil Corp.	373,477	9,038,144
Newfield Exploration Co.(a)	341,398	11,231,994
Noble Energy Inc.	900,246	27,169,424
ONEOK Inc.	240,965	7,759,073
PBF Energy Inc.	180,809	5,104,238
Pioneer Natural Resources Co.	313,195	38,097,040
QEP Resources Inc.	371,813	4,658,817
Range Resources Corp.	331,362	10,643,348
SM Energy Co.	141,933	4,547,533
Southwestern Energy Co.(a)(b)	806,961	10,240,335
Targa Resources Corp.	60,391	3,111,344
Teekay Corp.	59,688	1,769,152
Tesoro Corp.	247,885	24,104,338
Whiting Petroleum Corp.(a)	427,882	6,533,758
World Fuel Services Corp.	124,370	4,452,446
WPX Energy Inc.(a)(b)	494,261	3,272,008

		403,027,970

PAPER & FOREST PRODUCTS - 0.11%
Domtar Corp.	134,000	4,790,500
International Paper Co.	43,962	1,661,324

		6,451,824

PERSONAL PRODUCTS - 0.31%
Avon Products Inc.(b)	915,126	2,974,159
Edgewell Personal Care Co.	130,385	10,639,416
Herbalife Ltd.(a)(b)	22,567	1,229,902
Nu Skin Enterprises Inc. Class A	97,531	4,026,080

		18,869,557

PHARMACEUTICALS - 1.11%
Endo International PLC(a)	279,116	19,337,156
Mallinckrodt PLC(a)	148,751	9,511,139
Perrigo Co. PLC	250,076	39,329,453

		68,177,748

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Mid-Cap Value ETF

September 30, 2015

PROFESSIONAL SERVICES - 0.76%
Dun & Bradstreet Corp. (The)	53,339	5,600,595
IHS Inc. Class A(a)	20,748	2,406,768
ManpowerGroup Inc.	164,132	13,440,770
Nielsen Holdings PLC	240,190	10,681,249
Towers Watson & Co. Class A	119,561	14,034,070
TransUnion(a)	15,400	386,799

		46,550,251

REAL ESTATE INVESTMENT TRUSTS (REITS) - 14.69%
Alexandria Real Estate Equities Inc.	151,158	12,798,548
American Campus Communities Inc.	235,683	8,541,152
American Capital Agency Corp.	740,219	13,842,095
American Homes 4 Rent Class A	347,114	5,581,593
Annaly Capital Management Inc.(b)	1,988,284	19,624,363
Apartment Investment & Management Co. Class A	327,923	12,139,709
Apple Hospitality REIT Inc.(b)	368,157	6,836,675
AvalonBay Communities Inc.	277,295	48,476,712
BioMed Realty Trust Inc.(b)	427,203	8,535,516
Boston Properties Inc.	27,957	3,310,109
Brandywine Realty Trust	378,341	4,661,161
Brixmor Property Group Inc.(b)	363,141	8,526,551
Camden Property Trust	182,217	13,465,836
Care Capital Properties Inc.	173,458	5,711,972
CBL & Associates Properties Inc.	351,129	4,828,024
Chimera Investment Corp.	432,199	5,778,501
Columbia Property Trust Inc.	230,946	5,357,947
Communications Sales & Leasing Inc./CSL Capital LLC(a)	253,668	4,540,657
Corporate Office Properties Trust	198,938	4,183,666
Corrections Corp. of America(b)	245,607	7,255,231
DDR Corp.(b)	635,595	9,775,451
Digital Realty Trust Inc.(b)	121,413	7,930,697
Douglas Emmett Inc.	306,105	8,791,336
Duke Realty Corp.	723,992	13,792,048
Empire State Realty Trust Inc. Class A(b)	123,316	2,100,071
Equity Commonwealth(a)	272,276	7,416,798
Essex Property Trust Inc.	137,099	30,630,659
Gaming and Leisure Properties Inc.(b)	160,389	4,763,553
General Growth Properties Inc.	1,210,515	31,437,075
HCP Inc.(b)	968,496	36,076,476
Healthcare Trust of America Inc. Class A(b)	237,387	5,818,355
Home Properties Inc.	121,541	9,085,190
Hospitality Properties Trust(b)	314,723	8,050,614
Host Hotels & Resorts Inc.	1,589,527	25,130,422
Iron Mountain Inc.(b)	268,677	8,334,361
Kilroy Realty Corp.	184,761	12,039,027
Kimco Realty Corp.	865,950	21,155,159
Liberty Property Trust(b)	313,630	9,882,481
Macerich Co. (The)	332,018	25,505,623
MFA Financial Inc.(b)	778,718	5,303,070
Mid-America Apartment Communities Inc.	158,098	12,943,483
National Retail Properties Inc.(b)	281,212	10,199,559
NorthStar Realty Finance Corp.(b)	765,633	9,455,568
Omega Healthcare Investors Inc.(b)	279,154	9,812,263
Outfront Media Inc.	288,627	6,003,442
Paramount Group Inc.	375,300	6,305,040
Piedmont Office Realty Trust Inc. Class A(b)	324,534	5,805,913
Plum Creek Timber Co. Inc.(b)	217,462	8,591,924
Post Properties Inc.(b)	76,166	4,439,716
Prologis Inc.(b)	1,099,319	42,763,509
Rayonier Inc.	266,633	5,884,590

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Mid-Cap Value ETF

September 30, 2015

Realty Income Corp.(b)	487,854	23,119,401
Regency Centers Corp.(b)	197,882	12,298,366
Retail Properties of America Inc. Class A	498,336	7,021,554
Senior Housing Properties Trust	492,642	7,980,800
SL Green Realty Corp.(b)	208,919	22,596,679
Spirit Realty Capital Inc.	926,433	8,467,598
Starwood Property Trust Inc.(b)	499,454	10,248,796
Taubman Centers Inc.	78,005	5,388,585
Two Harbors Investment Corp.	770,261	6,793,702
UDR Inc.(b)	543,365	18,735,225
Ventas Inc.	694,114	38,912,031
VEREIT Inc.	1,899,197	14,661,801
Vornado Realty Trust	394,957	35,712,012
Weingarten Realty Investors	260,035	8,609,759
Welltower Inc.	403,831	27,347,435
Weyerhaeuser Co.	992,755	27,141,922
WP Carey Inc.	218,930	12,656,343
WP GLIMCHER Inc.	389,733	4,544,287

		901,455,787

REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.42%
Forest City Enterprises Inc. Class A(a)	458,312	9,225,821
Howard Hughes Corp. (The)(a)	49,746	5,707,856
Jones Lang LaSalle Inc.	25,688	3,693,164
Realogy Holdings Corp.(a)	195,594	7,360,202

		25,987,043

ROAD & RAIL - 0.60%
AMERCO	7,988	3,143,038
Genesee & Wyoming Inc. Class A(a)	68,132	4,025,239
Kansas City Southern	231,922	21,077,071
Ryder System Inc.	111,877	8,283,373

		36,528,721

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.34%
Altera Corp.	435,225	21,796,068
Analog Devices Inc.	56,188	3,169,565
Applied Materials Inc.	1,054,304	15,487,726
Cree Inc.(a)(b)	216,056	5,235,037
Cypress Semiconductor Corp.	696,704	5,935,918
First Solar Inc.(a)	158,563	6,778,568
Freescale Semiconductor Ltd.(a)	20,739	758,633
Lam Research Corp.	95,152	6,216,280
Marvell Technology Group Ltd.	949,480	8,592,794
Maxim Integrated Products Inc.	390,326	13,036,888
NVIDIA Corp.	1,128,667	27,821,641
ON Semiconductor Corp.(a)	69,184	650,330
SunEdison Inc.(a)(b)	45,628	327,609
SunPower Corp.(a)(b)	105,742	2,119,070
Teradyne Inc.	450,272	8,109,399
Xilinx Inc.	417,359	17,696,021

		143,731,547

SOFTWARE - 2.04%
Activision Blizzard Inc.	1,058,522	32,697,745
ANSYS Inc.(a)(b)	152,764	13,464,619
Autodesk Inc.(a)(b)	122,974	5,428,072
CA Inc.	662,589	18,088,680
Nuance Communications Inc.(a)	531,124	8,694,500

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Mid-Cap Value ETF

September 30, 2015

SS&C Technologies Holdings Inc.	17,702	1,239,848
Symantec Corp.	1,428,074	27,804,601
Synopsys Inc.(a)	301,650	13,930,197
Zynga Inc. Class A(a)(b)	1,617,423	3,687,724

		125,035,986

SPECIALTY RETAIL - 1.40%
Aaron’s Inc.	116,212	4,196,415
Best Buy Co. Inc.	636,719	23,635,009
Cabela’s Inc.(a)(b)	96,197	4,386,583
CST Brands Inc.	28,194	949,010
Dick’s Sporting Goods Inc.	59,879	2,970,597
DSW Inc. Class A	145,080	3,671,975
Foot Locker Inc.	39,503	2,843,031
GameStop Corp. Class A(b)	224,885	9,267,511
Murphy USA Inc.(a)	89,454	4,915,497
Office Depot Inc.(a)	945,639	6,071,003
Penske Automotive Group Inc.	56,148	2,719,809
Staples Inc.	1,344,160	15,766,997
Tiffany & Co.	58,436	4,512,428

		85,905,865

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 1.43%
3D Systems Corp.(a)(b)	148,057	1,710,058
Lexmark International Inc. Class A	129,054	3,739,985
NCR Corp.(a)	355,614	8,090,218
NetApp Inc.	432,824	12,811,590
SanDisk Corp.	436,141	23,695,541
Western Digital Corp.	471,372	37,445,792

		87,493,184

TEXTILES, APPAREL & LUXURY GOODS - 0.77%
Coach Inc.	498,550	14,423,051
Fossil Group Inc.(a)(b)	16,112	900,339
PVH Corp.	173,432	17,679,658
Ralph Lauren Corp.	118,631	14,017,439

		47,020,487

THRIFTS & MORTGAGE FINANCE - 0.50%
Hudson City Bancorp Inc.	1,110,626	11,295,067
New York Community Bancorp Inc.(b)	932,138	16,834,412
TFS Financial Corp.	138,113	2,382,449

		30,511,928

TRADING COMPANIES & DISTRIBUTORS - 0.36%
Air Lease Corp.	204,071	6,309,875
GATX Corp.	92,363	4,077,827
MSC Industrial Direct Co. Inc. Class A	69,401	4,235,543
NOW Inc.(a)(b)	225,766	3,341,337
WESCO International Inc.(a)(b)	92,954	4,319,572

		22,284,154

TRANSPORTATION INFRASTRUCTURE - 0.18%
Macquarie Infrastructure Corp.	145,019	10,827,119

		10,827,119

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Mid-Cap Value ETF

September 30, 2015

WATER UTILITIES - 0.50%
American Water Works Co. Inc.	377,561	20,796,060
Aqua America Inc.	371,586	9,835,881

		30,631,941

WIRELESS TELECOMMUNICATION SERVICES - 0.43%
SBA Communications Corp. Class A(a)	137,711	14,423,850
Sprint Corp.(a)(b)	1,561,694	5,996,905
Telephone & Data Systems Inc.	197,677	4,934,018
U.S. Cellular Corp.(a)	27,504	974,467

		26,329,240

TOTAL COMMON STOCKS (Cost: $6,171,232,808)		6,119,095,142

SHORT-TERM INVESTMENTS - 5.63%

MONEY MARKET FUNDS - 5.63%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%(c)(d)(e)	297,558,102	297,558,102
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%(c)(d)(e)	16,310,229	16,310,229
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(c)(d)	31,801,326	31,801,326

		345,669,657

TOTAL SHORT-TERM INVESTMENTS (Cost: $345,669,657)		345,669,657

TOTAL INVESTMENTS IN SECURITIES - 105.37% (Cost: $6,516,902,465)		6,464,764,799
Other Assets, Less Liabilities - (5.37)%		(329,715,913)

NET ASSETS - 100.00%		$6,135,048,886

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 1.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of September 30, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini	60	Dec. 2015	Chicago Mercantile	$5,726,100	$(30,571)
S&P MidCap 400 E-Mini	67	Dec. 2015	Chicago Mercantile	9,131,430	(151,512)

Net unrealized depreciation					$(182,083)

See notes to financial statements.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a) The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the attached certification.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1) Not applicable to this semi-annual filing.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date: November 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date: November 23, 2015

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:	November 23, 2015